UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024–June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Core Income Portfolio Class I

Core Income Portfolio Class P

Diversified Bond Portfolio Class I

Diversified Bond Portfolio Class P

Floating Rate Income Portfolio Class I

Floating Rate Income Portfolio Class P

High Yield Bond Portfolio Class I

High Yield Bond Portfolio Class P

Inflation Managed Portfolio Class I

Inflation Managed Portfolio Class P

Intermediate Bond Portfolio Class I

Intermediate Bond Portfolio Class P

Managed Bond Portfolio Class I

Managed Bond Portfolio Class P

Short Duration Bond Portfolio Class I

Short Duration Bond Portfolio Class P

Emerging Markets Debt Portfolio Class I

Emerging Markets Debt Portfolio Class P

Dividend Growth Portfolio Class I

Dividend Growth Portfolio Class P

Equity Index Portfolio Class I

Equity Index Portfolio Class P

Focused Growth Portfolio Class I

Focused Growth Portfolio Class P

Growth Portfolio Class I

Growth Portfolio Class P

Hedged Equity Portfolio Class I

Hedged Equity Portfolio Class P

Large-Cap Core Portfolio Class I

Large-Cap Core Portfolio Class P

Large-Cap Growth Portfolio Class I

Large-Cap Growth Portfolio Class P

Large-Cap Value Portfolio Class I

Large-Cap Value Portfolio Class P

Mid-Cap Equity Portfolio Class I

Mid-Cap Equity Portfolio Class P

Mid-Cap Growth Portfolio Class I

Mid-Cap Growth Portfolio Class P

Mid-Cap Value Portfolio Class I

Mid-Cap Value Portfolio Class P

Small-Cap Equity Portfolio Class I

Small-Cap Equity Portfolio Class P

Small-Cap Growth Portfolio Class I

Small-Cap Growth Portfolio Class P

Small-Cap Index Portfolio Class I

Small-Cap Index Portfolio Class P

Small-Cap Value Portfolio Class I

Small-Cap Value Portfolio Class P

Value Portfolio Class I

Value Portfolio Class P

Value Advantage Portfolio Class I

Value Advantage Portfolio Class P

Emerging Markets Portfolio Class I

Emerging Markets Portfolio Class P

International Growth Portfolio Class I

International Growth Portfolio Class P

International Large-Cap Portfolio Class I

International Large-Cap Portfolio Class P

International Small-Cap Portfolio Class I

International Small-Cap Portfolio Class P

International Value Portfolio Class I

International Value Portfolio Class P

Health Sciences Portfolio Class I

Health Sciences Portfolio Class P

Real Estate Portfolio Class I

Real Estate Portfolio Class P

Technology Portfolio Class I

Technology Portfolio Class P

ESG Diversified Portfolio Class I

ESG Diversified Portfolio Class P

ESG Diversified Growth Portfolio Class I

ESG Diversified Growth Portfolio Class P

PSF Avantis Balanced Allocation Portfolio Class D

PSF Avantis Balanced Allocation Portfolio Class P

Pacific Dynamix - Conservative Growth Portfolio Class I

Pacific Dynamix - Conservative Growth Portfolio Class P

Pacific Dynamix - Moderate Growth Portfolio Class I

Pacific Dynamix - Moderate Growth Portfolio Class P

Pacific Dynamix - Growth Portfolio Class I

Pacific Dynamix - Growth Portfolio Class P

Pacific Dynamix - Aggressive Growth Portfolio Class I

Pacific Dynamix - Aggressive Growth Portfolio Class P

Portfolio Optimization Conservative Portfolio Class I

Portfolio Optimization Conservative Portfolio Class P

Portfolio Optimization Moderate-Conservative Portfolio Class I

Portfolio Optimization Moderate-Conservative Portfolio Class P

Portfolio Optimization Moderate Portfolio Class I

Portfolio Optimization Moderate Portfolio Class P

Portfolio Optimization Growth Portfolio Class I

Portfolio Optimization Growth Portfolio Class P

Portfolio Optimization Aggressive-Growth Portfolio Class I

Portfolio Optimization Aggressive-Growth Portfolio Class P

PD 1-3 Year Corporate Bond Portfolio Class P

PD Aggregate Bond Index Portfolio Class P

PD High Yield Bond Market Portfolio Class P

PD Large-Cap Growth Index Portfolio Class P

PD Large-Cap Value Index Portfolio Class P

PD Mid-Cap Index Portfolio Class P

PD Small-Cap Growth Index Portfolio Class P

PD Small-Cap Value Index Portfolio Class P

PD Emerging Markets Index Portfolio Class P

PD International Large-Cap Index Portfolio Class P

Core Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$493,233,849
  # of Portfolio Holdings252
  Year-to-Date Total Return0.52%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
44.6%
Senior Loan Notes
15.9%
Asset-Backed Securities
15.3%
U.S. Treasury Obligations
14.0%
Mortgage-Backed Securities
8.2%
Others (each less than 3.0%)
1.4%
Other Assets and Liabilities, Net
0.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.4%
Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	14.0%
Asset-Backed Securities	15.3%
Senior Loan Notes	15.9%
Corporate Bonds & Notes	44.6%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.55%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$493,233,849
  # of Portfolio Holdings252
  Year-to-Date Total Return0.62%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.4%
Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	14.0%
Asset-Backed Securities	15.3%
Senior Loan Notes	15.9%
Corporate Bonds & Notes	44.6%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,276,408,976
  # of Portfolio Holdings1,012
  Year-to-Date Total Return(0.19%)
  Portfolio Turnover Rate88%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
39.7%
Mortgage-Backed Securities
17.6%
U.S. Treasury Obligations
17.5%
Asset-Backed Securities
12.6%
Foreign Government Bonds & Notes
6.4%
Short-Term Investments
5.8%
Others (each less than 3.0%)
1.7%
Derivatives
0.0%
Other Assets and Liabilities, Net
(1.3%)
-20
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Short-Term Investments	5.8%
Foreign Government Bonds & Notes	6.4%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.5%
Mortgage-Backed Securities	17.6%
Corporate Bonds & Notes	39.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,276,408,976
  # of Portfolio Holdings1,012
  Year-to-Date Total Return(0.09%)
  Portfolio Turnover Rate88%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Short-Term Investments	5.8%
Foreign Government Bonds & Notes	6.4%
Asset-Backed Securities	12.6%
U.S. Treasury Obligations	17.5%
Mortgage-Backed Securities	17.6%
Corporate Bonds & Notes	39.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$280,741,949
  # of Portfolio Holdings127
  Year-to-Date Total Return4.20%
  Portfolio Turnover Rate65%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
Financial
Consumer, Non-Cyclical
Technology
Consumer, Cyclical
Short-Term Investments
Exchange-Traded Funds
Others (each less than 3.0%)
Other Assets & Liabilities, Net
30.5%
19.6%
16.4%
15.8%
7.9%
5.8%
4.9%
2.6%
(3.5%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.8%
Consumer, Cyclical	7.9%
Technology	15.8%
Consumer, Non-Cyclical	16.4%
Financial	19.6%
Industrial	30.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.71%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$280,741,949
  # of Portfolio Holdings127
  Year-to-Date Total Return4.42%
  Portfolio Turnover Rate65%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.5%)
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.8%
Consumer, Cyclical	7.9%
Technology	15.8%
Consumer, Non-Cyclical	16.4%
Financial	19.6%
Industrial	30.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$605,135,744
  # of Portfolio Holdings213
  Year-to-Date Total Return2.61%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
25.7%
Consumer, Cyclical
15.7%
Energy
12.7%
Consumer, Non-Cyclical
12.5%
Communications
8.7%
Asset Backed Securities
5.4%
Utilities
5.2%
Short-Term Investments
4.5%
Financial
4.5%
Others (each less than 3.0%)
5.0%
Other Assets & Liabilities, Net
0.1%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	5.0%
Financial	4.5%
Short-Term Investments	4.5%
Utilities	5.2%
Asset Backed Securities	5.4%
Communications	8.7%
Consumer, Non-Cyclical	12.5%
Energy	12.7%
Consumer, Cyclical	15.7%
Industrial	25.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.43%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$605,135,744
  # of Portfolio Holdings213
  Year-to-Date Total Return2.72%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	5.0%
Financial	4.5%
Short-Term Investments	4.5%
Utilities	5.2%
Asset Backed Securities	5.4%
Communications	8.7%
Consumer, Non-Cyclical	12.5%
Energy	12.7%
Consumer, Cyclical	15.7%
Industrial	25.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$354,692,003
  # of Portfolio Holdings330
  Year-to-Date Total Return1.14%
  Portfolio Turnover Rate113%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
84.2%
Mortgage-Backed Securities
19.5%
Short-Term Investments
11.8%
Foreign Government Bonds & Notes
9.9%
Asset-Backed Securities
9.6%
Others (each less than 3.0%)
0.5%
Derivatives
0.1%
Other Assets and Liabilities, Net
(35.6%)
-120
-80
-40
0
40
80
120
160

Value	Value
Other Assets and Liabilities, Net	(35.6%)
Derivatives	0.1%
Others (each less than 3.0%)	0.5%
Asset-Backed Securities	9.6%
Foreign Government Bonds & Notes	9.9%
Short-Term Investments	11.8%
Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	84.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.54%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$354,692,003
  # of Portfolio Holdings330
  Year-to-Date Total Return1.24%
  Portfolio Turnover Rate113%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(35.6%)
Derivatives	0.1%
Others (each less than 3.0%)	0.5%
Asset-Backed Securities	9.6%
Foreign Government Bonds & Notes	9.9%
Short-Term Investments	11.8%
Mortgage-Backed Securities	19.5%
U.S. Treasury Obligations	84.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$785,821,548
  # of Portfolio Holdings569
  Year-to-Date Total Return0.02%
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Mortgage-Backed Securities
38.0%
Corporate Bonds & Notes
25.0%
U.S. Treasury Obligations
19.6%
Asset-Backed Securities
15.6%
Others (each less than 3.0%)
1.2%
Other Assets and Liabilities, Net
0.6%
0
20
40

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.2%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	19.6%
Corporate Bonds & Notes	25.0%
Mortgage-Backed Securities	38.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$785,821,548
  # of Portfolio Holdings569
  Year-to-Date Total Return0.12%
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	1.2%
Asset-Backed Securities	15.6%
U.S. Treasury Obligations	19.6%
Corporate Bonds & Notes	25.0%
Mortgage-Backed Securities	38.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Managed Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,028,349,824
  # of Portfolio Holdings1,218
  Year-to-Date Total Return0.30%
  Portfolio Turnover Rate335%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Mortgage-Backed Securities
70.5%
Corporate Bonds & Notes
40.4%
U.S. Treasury Obligations
17.1%
Asset-Backed Securities
14.8%
Foreign Government Bonds & Notes
4.0%
Others (each less than 3.0%)
2.7%
Derivatives
0.4%
Other Assets and Liabilities, Net
(49.9%)
-120
-80
-40
0
40
80
120

Value	Value
Other Assets and Liabilities, Net	(49.9%)
Derivatives	0.4%
Others (each less than 3.0%)	2.7%
Foreign Government Bonds & Notes	4.0%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	17.1%
Corporate Bonds & Notes	40.4%
Mortgage-Backed Securities	70.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Managed Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.46%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,028,349,824
  # of Portfolio Holdings1,218
  Year-to-Date Total Return0.40%
  Portfolio Turnover Rate335%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(49.9%)
Derivatives	0.4%
Others (each less than 3.0%)	2.7%
Foreign Government Bonds & Notes	4.0%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	17.1%
Corporate Bonds & Notes	40.4%
Mortgage-Backed Securities	70.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$810,102,838
  # of Portfolio Holdings574
  Year-to-Date Total Return1.74%
  Portfolio Turnover Rate59%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
43.3%
Asset-Backed Securities
21.3%
U.S. Treasury Obligations
21.3%
Mortgage-Backed Securities
11.3%
Others (each less than 3.0%)
2.2%
Derivatives
0.0%
Other Assets and Liabilities, Net
0.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	11.3%
U.S. Treasury Obligations	21.3%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	43.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$810,102,838
  # of Portfolio Holdings574
  Year-to-Date Total Return1.84%
  Portfolio Turnover Rate59%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	2.2%
Mortgage-Backed Securities	11.3%
U.S. Treasury Obligations	21.3%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	43.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.02%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$308,028,799
  # of Portfolio Holdings226
  Year-to-Date Total Return1.63%
  Portfolio Turnover Rate112%

What did the Fund invest in?

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Others (each less than 3.0%)	40.0%
Multi-National	3.0%
Romania	3.1%
Nigeria	3.5%
Israel	3.7%
South Africa	3.8%
Colombia	4.3%
Peru	5.0%
Turkey	5.0%
Mexico	7.8%
Brazil	8.9%
United States	9.1%

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Short-Term Investments	8.6%
Corporate Bonds & Notes	38.4%
Foreign Government Bonds & Notes	50.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$41	0.81%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$308,028,799
  # of Portfolio Holdings226
  Year-to-Date Total Return1.73%
  Portfolio Turnover Rate112%

What did the Fund invest in?

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Others (each less than 3.0%)	40.0%
Multi-National	3.0%
Romania	3.1%
Nigeria	3.5%
Israel	3.7%
South Africa	3.8%
Colombia	4.3%
Peru	5.0%
Turkey	5.0%
Mexico	7.8%
Brazil	8.9%
United States	9.1%

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.5%
Derivatives	0.3%
Short-Term Investments	8.6%
Corporate Bonds & Notes	38.4%
Foreign Government Bonds & Notes	50.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$673,113,014
  # of Portfolio Holdings104
  Year-to-Date Total Return9.67%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
23.7%
Technology
21.6%
Financial
17.6%
Industrial
14.8%
Consumer, Cyclical
9.7%
Energy
4.8%
Others (each less than 3.0%)
7.8%
Other Assets & Liabilities, Net
(0.0%)
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	7.8%
Energy	4.8%
Consumer, Cyclical	9.7%
Industrial	14.8%
Financial	17.6%
Technology	21.6%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.65%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$673,113,014
  # of Portfolio Holdings104
  Year-to-Date Total Return9.77%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	7.8%
Energy	4.8%
Consumer, Cyclical	9.7%
Industrial	14.8%
Financial	17.6%
Technology	21.6%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$5,205,680,231
  # of Portfolio Holdings505
  Year-to-Date Total Return15.12%
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
31.2%
Consumer, Non-Cyclical
17.1%
Communications
15.2%
Financial
13.4%
Consumer, Cyclical
7.8%
Industrial
7.1%
Energy
3.7%
Others (each less than 3.0%)
4.5%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
0.0%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.0%
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Energy	3.7%
Industrial	7.1%
Consumer, Cyclical	7.8%
Financial	13.4%
Communications	15.2%
Consumer, Non-Cyclical	17.1%
Technology	31.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$5,205,680,231
  # of Portfolio Holdings505
  Year-to-Date Total Return15.23%
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Energy	3.7%
Industrial	7.1%
Consumer, Cyclical	7.8%
Financial	13.4%
Communications	15.2%
Consumer, Non-Cyclical	17.1%
Technology	31.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$914,535,218
  # of Portfolio Holdings39
  Year-to-Date Total Return17.94%
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
40.7%
Communications
22.7%
Consumer, Non-Cyclical
14.2%
Financial
9.8%
Industrial
5.3%
Consumer, Cyclical
4.8%
Others (each less than 3.0%)
2.6%
Other Assets & Liabilities, Net
(0.1%)
-40
-20
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.6%
Consumer, Cyclical	4.8%
Industrial	5.3%
Financial	9.8%
Consumer, Non-Cyclical	14.2%
Communications	22.7%
Technology	40.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$41	0.75%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$914,535,218
  # of Portfolio Holdings39
  Year-to-Date Total Return18.06%
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.6%
Consumer, Cyclical	4.8%
Industrial	5.3%
Financial	9.8%
Consumer, Non-Cyclical	14.2%
Communications	22.7%
Technology	40.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.78%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,726,453,942
  # of Portfolio Holdings68
  Year-to-Date Total Return24.42%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Communications
Consumer, Non-Cyclical
Financial
Industrial
Consumer, Cyclical
Others (each less than 3.0%)
Other Assets & Liabilities, Net
43.9%
19.0%
13.5%
9.2%
8.5%
3.3%
2.7%
(0.1%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.3%
Industrial	8.5%
Financial	9.2%
Consumer, Non-Cyclical	13.5%
Communications	19.0%
Technology	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.58%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,726,453,942
  # of Portfolio Holdings68
  Year-to-Date Total Return24.54%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.3%
Industrial	8.5%
Financial	9.2%
Consumer, Non-Cyclical	13.5%
Communications	19.0%
Technology	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$361,755,034
  # of Portfolio Holdings173
  Year-to-Date Total Return10.65%
  Portfolio Turnover Rate19%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
32.3%
Consumer, Non-Cyclical
16.2%
Communications
14.6%
Financial
13.6%
Industrial
7.4%
Consumer, Cyclical
7.3%
Energy
3.7%
Others (each less than 3.0%)
5.0%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
(0.1%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.0%
Energy	3.7%
Consumer, Cyclical	7.3%
Industrial	7.4%
Financial	13.6%
Communications	14.6%
Consumer, Non-Cyclical	16.2%
Technology	32.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.68%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$361,755,034
  # of Portfolio Holdings173
  Year-to-Date Total Return10.76%
  Portfolio Turnover Rate19%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.0%
Energy	3.7%
Consumer, Cyclical	7.3%
Industrial	7.4%
Financial	13.6%
Communications	14.6%
Consumer, Non-Cyclical	16.2%
Technology	32.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.68%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,662,686,037
  # of Portfolio Holdings52
  Year-to-Date Total Return15.93%
  Portfolio Turnover Rate35%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Consumer, Non-Cyclical
Financial
Industrial
Communications
Consumer, Cyclical
Energy
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
34.3%
15.2%
13.2%
11.9%
10.9%
6.7%
4.7%
3.0%
0.3%
(0.2%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	0.3%
Utilities	3.0%
Energy	4.7%
Consumer, Cyclical	6.7%
Communications	10.9%
Industrial	11.9%
Financial	13.2%
Consumer, Non-Cyclical	15.2%
Technology	34.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.48%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,662,686,037
  # of Portfolio Holdings52
  Year-to-Date Total Return16.05%
  Portfolio Turnover Rate35%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	0.3%
Utilities	3.0%
Energy	4.7%
Consumer, Cyclical	6.7%
Communications	10.9%
Industrial	11.9%
Financial	13.2%
Consumer, Non-Cyclical	15.2%
Technology	34.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.85%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,794,267,503
  # of Portfolio Holdings128
  Year-to-Date Total Return23.54%
  Portfolio Turnover Rate33%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Communications
Consumer, Non-Cyclical
Industrial
Financial
Consumer, Cyclical
Others (each less than 3.0%)
Other Assets & Liabilities, Net
41.1%
20.8%
18.0%
6.9%
5.1%
4.8%
3.4%
(0.1%)
-40
-20
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.4%
Consumer, Cyclical	4.8%
Financial	5.1%
Industrial	6.9%
Consumer, Non-Cyclical	18.0%
Communications	20.8%
Technology	41.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.65%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,794,267,503
  # of Portfolio Holdings128
  Year-to-Date Total Return23.67%
  Portfolio Turnover Rate33%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.4%
Consumer, Cyclical	4.8%
Financial	5.1%
Industrial	6.9%
Consumer, Non-Cyclical	18.0%
Communications	20.8%
Technology	41.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.84%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,448,947,098
  # of Portfolio Holdings52
  Year-to-Date Total Return3.60%
  Portfolio Turnover Rate11%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
26.2%
Consumer, Non-Cyclical
18.7%
Industrial
12.0%
Technology
10.2%
Energy
8.8%
Communications
8.2%
Utilities
7.8%
Basic Materials
4.7%
Others (each less than 3.0%)
3.4%
Other Assets & Liabilities, Net
0.0%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.4%
Basic Materials	4.7%
Utilities	7.8%
Communications	8.2%
Energy	8.8%
Technology	10.2%
Industrial	12.0%
Consumer, Non-Cyclical	18.7%
Financial	26.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.64%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,448,947,098
  # of Portfolio Holdings52
  Year-to-Date Total Return3.70%
  Portfolio Turnover Rate11%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.4%
Basic Materials	4.7%
Utilities	7.8%
Communications	8.2%
Energy	8.8%
Technology	10.2%
Industrial	12.0%
Consumer, Non-Cyclical	18.7%
Financial	26.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$571,915,012
  # of Portfolio Holdings424
  Year-to-Date Total Return4.90%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
38.5%
Short-Term Investments
36.6%
Asset-Backed Securities
17.2%
Mortgage-Backed Securities
7.5%
Derivatives
0.8%
Other Assets and Liabilities, Net
(0.6%)
0
20
40

Value	Value
Other Assets and Liabilities, Net	(0.6%)
Derivatives	0.8%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	17.2%
Short-Term Investments	36.6%
Corporate Bonds & Notes	38.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Swap Agreements Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$42	0.82%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$571,915,012
  # of Portfolio Holdings424
  Year-to-Date Total Return5.00%
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.6%)
Derivatives	0.8%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	17.2%
Short-Term Investments	36.6%
Corporate Bonds & Notes	38.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Swap Agreements Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,000,352,165
  # of Portfolio Holdings68
  Year-to-Date Total Return0.95%
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
23.7%
Technology
21.9%
Industrial
21.2%
Consumer, Cyclical
16.4%
Communications
6.9%
Financial
6.9%
Short-Term Investments
3.6%
Other Assets & Liabilities, Net
(0.6%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Short-Term Investments	3.6%
Financial	6.9%
Communications	6.9%
Consumer, Cyclical	16.4%
Industrial	21.2%
Technology	21.9%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.71%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,000,352,165
  # of Portfolio Holdings68
  Year-to-Date Total Return1.05%
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Short-Term Investments	3.6%
Financial	6.9%
Communications	6.9%
Consumer, Cyclical	16.4%
Industrial	21.2%
Technology	21.9%
Consumer, Non-Cyclical	23.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$387,262,230
  # of Portfolio Holdings136
  Year-to-Date Total Return4.33%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
24.9%
Financial
23.6%
Consumer, Non-Cyclical
12.0%
Consumer, Cyclical
10.7%
Technology
9.2%
Energy
6.1%
Utilities
4.4%
Basic Materials
4.4%
Others (each less than 3.0%)
4.9%
Other Assets & Liabilities, Net
(0.2%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	4.9%
Basic Materials	4.4%
Utilities	4.4%
Energy	6.1%
Technology	9.2%
Consumer, Cyclical	10.7%
Consumer, Non-Cyclical	12.0%
Financial	23.6%
Industrial	24.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.74%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$387,262,230
  # of Portfolio Holdings136
  Year-to-Date Total Return4.44%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Others (each less than 3.0%)	4.9%
Basic Materials	4.4%
Utilities	4.4%
Energy	6.1%
Technology	9.2%
Consumer, Cyclical	10.7%
Consumer, Non-Cyclical	12.0%
Financial	23.6%
Industrial	24.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$258,289,175
  # of Portfolio Holdings1,489
  Year-to-Date Total Return0.44%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Industrial
Consumer, Cyclical
Consumer, Non-Cyclical
Energy
Basic Materials
Technology
Utilities
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
32.2%
21.5%
13.1%
10.4%
6.1%
5.4%
4.9%
3.1%
3.4%
0.0%
(0.1%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	0.0%
Others (each less than 3.0%)	3.4%
Utilities	3.1%
Technology	4.9%
Basic Materials	5.4%
Energy	6.1%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	13.1%
Industrial	21.5%
Financial	32.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.73%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$258,289,175
  # of Portfolio Holdings1,489
  Year-to-Date Total Return0.54%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Derivatives	0.0%
Others (each less than 3.0%)	3.4%
Utilities	3.1%
Technology	4.9%
Basic Materials	5.4%
Energy	6.1%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	13.1%
Industrial	21.5%
Financial	32.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$340,615,377
  # of Portfolio Holdings115
  Year-to-Date Total Return2.79%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
27.7%
Consumer, Non-Cyclical
26.5%
Industrial
18.9%
Consumer, Cyclical
8.2%
Energy
6.1%
Financial
5.0%
Short-Term Investments
4.7%
Others (each less than 3.0%)
3.7%
Other Assets & Liabilities, Net
(0.8%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	3.7%
Short-Term Investments	4.7%
Financial	5.0%
Energy	6.1%
Consumer, Cyclical	8.2%
Industrial	18.9%
Consumer, Non-Cyclical	26.5%
Technology	27.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.64%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$340,615,377
  # of Portfolio Holdings115
  Year-to-Date Total Return2.89%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	3.7%
Short-Term Investments	4.7%
Financial	5.0%
Energy	6.1%
Consumer, Cyclical	8.2%
Industrial	18.9%
Consumer, Non-Cyclical	26.5%
Technology	27.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$734,861,985
  # of Portfolio Holdings2,023
  Year-to-Date Total Return1.44%
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
23.6%
Financial
22.8%
Industrial
15.7%
Consumer, Cyclical
11.0%
Technology
9.8%
Energy
6.4%
Communications
3.9%
Basic Materials
3.5%
Others (each less than 3.0%)
3.9%
Derivatives
0.0%
Other Assets & Liabilities, Net
(0.6%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Derivatives	0.0%
Others (each less than 3.0%)	3.9%
Basic Materials	3.5%
Communications	3.9%
Energy	6.4%
Technology	9.8%
Consumer, Cyclical	11.0%
Industrial	15.7%
Financial	22.8%
Consumer, Non-Cyclical	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.35%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$734,861,985
  # of Portfolio Holdings2,023
  Year-to-Date Total Return1.54%
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.6%)
Derivatives	0.0%
Others (each less than 3.0%)	3.9%
Basic Materials	3.5%
Communications	3.9%
Energy	6.4%
Technology	9.8%
Consumer, Cyclical	11.0%
Industrial	15.7%
Financial	22.8%
Consumer, Non-Cyclical	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.94%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$274,228,984
  # of Portfolio Holdings547
  Year-to-Date Total Return(1.99%)
  Portfolio Turnover Rate122%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
27.4%
Consumer, Cyclical
20.5%
Industrial
19.6%
Energy
14.8%
Consumer, Non-Cyclical
7.9%
Basic Materials
4.5%
Communications
3.3%
Others (each less than 3.0%)
2.0%
Other Assets & Liabilities, Net
(0.0%)
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	2.0%
Communications	3.3%
Basic Materials	4.5%
Consumer, Non-Cyclical	7.9%
Energy	14.8%
Industrial	19.6%
Consumer, Cyclical	20.5%
Financial	27.4%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.77%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$274,228,984
  # of Portfolio Holdings547
  Year-to-Date Total Return(1.90%)
  Portfolio Turnover Rate122%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	2.0%
Communications	3.3%
Basic Materials	4.5%
Consumer, Non-Cyclical	7.9%
Energy	14.8%
Industrial	19.6%
Consumer, Cyclical	20.5%
Financial	27.4%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

  Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund and some investment policies changed at that time. In addition, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$846,239,432
  # of Portfolio Holdings83
  Year-to-Date Total Return3.01%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
33.8%
Financial
20.6%
Industrial
13.4%
Energy
8.1%
Communications
6.7%
Utilities
6.4%
Technology
4.1%
Consumer, Cyclical
3.8%
Others (each less than 3.0%)
2.9%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.2%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Consumer, Cyclical	3.8%
Technology	4.1%
Utilities	6.4%
Communications	6.7%
Energy	8.1%
Industrial	13.4%
Financial	20.6%
Consumer, Non-Cyclical	33.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.68%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$846,239,432
  # of Portfolio Holdings83
  Year-to-Date Total Return3.11%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Consumer, Cyclical	3.8%
Technology	4.1%
Utilities	6.4%
Communications	6.7%
Energy	8.1%
Industrial	13.4%
Financial	20.6%
Consumer, Non-Cyclical	33.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,037,719,472
  # of Portfolio Holdings125
  Year-to-Date Total Return6.44%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
37.3%
Consumer, Non-Cyclical
18.6%
Industrial
14.6%
Energy
8.9%
Consumer, Cyclical
6.9%
Communications
5.8%
Utilities
3.5%
Others (each less than 3.0%)
4.4%
Other Assets & Liabilities, Net
(0.0%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	4.4%
Utilities	3.5%
Communications	5.8%
Consumer, Cyclical	6.9%
Energy	8.9%
Industrial	14.6%
Consumer, Non-Cyclical	18.6%
Financial	37.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,037,719,472
  # of Portfolio Holdings125
  Year-to-Date Total Return6.55%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Others (each less than 3.0%)	4.4%
Utilities	3.5%
Communications	5.8%
Consumer, Cyclical	6.9%
Energy	8.9%
Industrial	14.6%
Consumer, Non-Cyclical	18.6%
Financial	37.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.07%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$706,065,636
  # of Portfolio Holdings80
  Year-to-Date Total Return2.44%
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	4.7%
Others (each less than 3.0%)	1.1%
Energy	3.5%
Industrial	4.1%
Basic Materials	4.9%
Communications	10.2%
Consumer, Cyclical	12.1%
Consumer, Non-Cyclical	15.7%
Financial	18.6%
Technology	25.1%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.7%
Others (each less than 3.0%)	18.2%
France	3.7%
Brazil	6.7%
South Korea	8.2%
Mexico	10.4%
Taiwan	14.6%
India	16.3%
China	17.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  China Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.87%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$706,065,636
  # of Portfolio Holdings80
  Year-to-Date Total Return2.55%
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	4.7%
Others (each less than 3.0%)	1.1%
Energy	3.5%
Industrial	4.1%
Basic Materials	4.9%
Communications	10.2%
Consumer, Cyclical	12.1%
Consumer, Non-Cyclical	15.7%
Financial	18.6%
Technology	25.1%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.7%
Others (each less than 3.0%)	18.2%
France	3.7%
Brazil	6.7%
South Korea	8.2%
Mexico	10.4%
Taiwan	14.6%
India	16.3%
China	17.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  China Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.96%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$948,012,483
  # of Portfolio Holdings66
  Year-to-Date Total Return7.24%
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	2.8%
Basic Materials	3.3%
Communications	7.1%
Financial	11.4%
Consumer, Cyclical	11.7%
Technology	14.2%
Industrial	17.5%
Consumer, Non-Cyclical	31.9%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	8.1%
Sweden	3.3%
Italy	3.4%
Switzerland	5.2%
Spain	5.5%
Netherlands	6.0%
Denmark	6.7%
Germany	7.0%
Canada	8.5%
France	9.1%
Japan	11.5%
United States	12.0%
United Kingdom	13.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.76%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$948,012,483
  # of Portfolio Holdings66
  Year-to-Date Total Return7.35%
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	2.8%
Basic Materials	3.3%
Communications	7.1%
Financial	11.4%
Consumer, Cyclical	11.7%
Technology	14.2%
Industrial	17.5%
Consumer, Non-Cyclical	31.9%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	8.1%
Sweden	3.3%
Italy	3.4%
Switzerland	5.2%
Spain	5.5%
Netherlands	6.0%
Denmark	6.7%
Germany	7.0%
Canada	8.5%
France	9.1%
Japan	11.5%
United States	12.0%
United Kingdom	13.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,374,700,186
  # of Portfolio Holdings80
  Year-to-Date Total Return4.35%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	7.1%
Basic Materials	6.6%
Technology	10.4%
Consumer, Cyclical	12.4%
Industrial	16.7%
Financial	18.0%
Consumer, Non-Cyclical	28.0%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	17.7%
Canada	3.7%
Denmark	3.8%
Italy	4.0%
United Kingdom	8.5%
Germany	8.7%
Switzerland	9.5%
United States	13.1%
France	14.9%
Japan	15.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.79%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,374,700,186
  # of Portfolio Holdings80
  Year-to-Date Total Return4.45%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	7.1%
Basic Materials	6.6%
Technology	10.4%
Consumer, Cyclical	12.4%
Industrial	16.7%
Financial	18.0%
Consumer, Non-Cyclical	28.0%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	17.7%
Canada	3.7%
Denmark	3.8%
Italy	4.0%
United Kingdom	8.5%
Germany	8.7%
Switzerland	9.5%
United States	13.1%
France	14.9%
Japan	15.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.13%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$158,810,038
  # of Portfolio Holdings169
  Year-to-Date Total Return1.26%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	5.4%
Exchange-Traded Funds	3.6%
Energy	5.3%
Technology	7.8%
Consumer, Cyclical	15.4%
Financial	18.7%
Consumer, Non-Cyclical	19.1%
Industrial	23.4%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	38.3%
China	3.2%
Australia	3.3%
Germany	3.6%
Spain	3.8%
Taiwan	4.2%
United States	5.3%
United Kingdom	16.9%
Japan	20.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.92%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$158,810,038
  # of Portfolio Holdings169
  Year-to-Date Total Return1.36%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	5.4%
Exchange-Traded Funds	3.6%
Energy	5.3%
Technology	7.8%
Consumer, Cyclical	15.4%
Financial	18.7%
Consumer, Non-Cyclical	19.1%
Industrial	23.4%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	38.3%
China	3.2%
Australia	3.3%
Germany	3.6%
Spain	3.8%
Taiwan	4.2%
United States	5.3%
United Kingdom	16.9%
Japan	20.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$919,515,486
  # of Portfolio Holdings145
  Year-to-Date Total Return3.06%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	5.5%
Basic Materials	5.1%
Communications	9.0%
Industrial	9.1%
Energy	9.4%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	16.7%
Financial	30.2%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Others (each less than 3.0%)	16.2%
Brazil	4.0%
South Korea	4.6%
Italy	4.8%
Switzerland	4.9%
Netherlands	5.4%
Germany	7.7%
United States	8.7%
United Kingdom	10.2%
France	10.8%
Japan	21.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Japan Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.70%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$919,515,486
  # of Portfolio Holdings145
  Year-to-Date Total Return3.16%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	5.5%
Basic Materials	5.1%
Communications	9.0%
Industrial	9.1%
Energy	9.4%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	16.7%
Financial	30.2%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Others (each less than 3.0%)	16.2%
Brazil	4.0%
South Korea	4.6%
Italy	4.8%
Switzerland	4.9%
Netherlands	5.4%
Germany	7.7%
United States	8.7%
United Kingdom	10.2%
France	10.8%
Japan	21.5%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Japan Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.14%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$415,883,163
  # of Portfolio Holdings123
  Year-to-Date Total Return9.43%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Medical-Drugs 26.4%
Medical-Biomedical/Gene 18.5%
Medical-HMO 12.4%
Medical Instruments 10.2%
Medical Products 9.9%
Diagnostic Equipment 7.4%
Medical-Whsle Drug Dist 4.7%
Others (each less than 3.0%) 7.9%
Short-Term Investments 2.2%
Other Assets and Liabilities, Net 0.4%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	0.4%
Short-Term Investments	2.2%
Others (each less than 3.0%)	7.9%
Medical-Whsle Drug Dist	4.7%
Diagnostic Equipment	7.4%
Medical Products	9.9%
Medical Instruments	10.2%
Medical-HMO	12.4%
Medical-Biomedical/Gene	18.5%
Medical-Drugs	26.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.94%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$415,883,163
  # of Portfolio Holdings123
  Year-to-Date Total Return9.54%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.4%
Short-Term Investments	2.2%
Others (each less than 3.0%)	7.9%
Medical-Whsle Drug Dist	4.7%
Diagnostic Equipment	7.4%
Medical Products	9.9%
Medical Instruments	10.2%
Medical-HMO	12.4%
Medical-Biomedical/Gene	18.5%
Medical-Drugs	26.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$372,348,455
  # of Portfolio Holdings38
  Year-to-Date Total Return(1.08%)
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

REITS-Diversified
22.7%
REITS-Apartments
18.5%
REITS-Health Care
17.0%
REITS-Warehouse/Industrial
14.5%
REITS-Storage
6.1%
REITS-Office Property
5.4%
REITS-Shopping Centers
4.8%
REITS-Manufactured Homes
3.0%
Others (each less than 3.0%)
7.2%
Short-Term Investments
0.3%
Other Assets and Liabilities, Net
0.5%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	0.5%
Short-Term Investments	0.3%
Others (each less than 3.0%)	7.2%
REITS-Manufactured Homes	3.0%
REITS-Shopping Centers	4.8%
REITS-Office Property	5.4%
REITS-Storage	6.1%
REITS-Warehouse/Industrial	14.5%
REITS-Health Care	17.0%
REITS-Apartments	18.5%
REITS-Diversified	22.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.79%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$372,348,455
  # of Portfolio Holdings38
  Year-to-Date Total Return(0.98%)
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Short-Term Investments	0.3%
Others (each less than 3.0%)	7.2%
REITS-Manufactured Homes	3.0%
REITS-Shopping Centers	4.8%
REITS-Office Property	5.4%
REITS-Storage	6.1%
REITS-Warehouse/Industrial	14.5%
REITS-Health Care	17.0%
REITS-Apartments	18.5%
REITS-Diversified	22.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.11%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$392,921,826
  # of Portfolio Holdings42
  Year-to-Date Total Return28.48%
  Portfolio Turnover Rate89%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Electronic Components-Semiconductor
35.9%
Computers
17.0%
Applications Software
16.4%
Internet Applications Software
3.9%
Enterprise Software/Serv
3.9%
E-Commerce/Services
3.5%
Semiconductor Equipment
3.0%
Others (each less than 3.0%)
11.0%
Short-Term Investments
1.9%
Other Assets and Liabilities, Net
3.5%
0
20
40

Value	Value
Other Assets and Liabilities, Net	3.5%
Short-Term Investments	1.9%
Others (each less than 3.0%)	11.0%
Semiconductor Equipment	3.0%
E-Commerce/Services	3.5%
Enterprise Software/Serv	3.9%
Internet Applications Software	3.9%
Applications Software	16.4%
Computers	17.0%
Electronic Components-Semiconductor	35.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$52	0.91%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$392,921,826
  # of Portfolio Holdings42
  Year-to-Date Total Return28.60%
  Portfolio Turnover Rate89%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.5%
Short-Term Investments	1.9%
Others (each less than 3.0%)	11.0%
Semiconductor Equipment	3.0%
E-Commerce/Services	3.5%
Enterprise Software/Serv	3.9%
Internet Applications Software	3.9%
Applications Software	16.4%
Computers	17.0%
Electronic Components-Semiconductor	35.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2024, FIAM LLC began managing the Fund and some investment policies and risks changed at that time and the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$37,244,474
  # of Portfolio Holdings8
  Year-to-Date Total Return7.40%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Funds
66.8%
Fixed Income Funds
33.3%
Other Assets & Liabilities, Net
(0.1%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Funds	33.3%
Equity Funds	66.8%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$37,244,474
  # of Portfolio Holdings8
  Year-to-Date Total Return7.51%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Funds	33.3%
Equity Funds	66.8%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$17,635,603
  # of Portfolio Holdings8
  Year-to-Date Total Return8.79%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Funds
81.8%
Fixed Income Funds
18.4%
Other Assets & Liabilities, Net
(0.2%)
-30
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Funds	18.4%
Equity Funds	81.8%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.30%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$17,635,603
  # of Portfolio Holdings8
  Year-to-Date Total Return8.90%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Funds	18.4%
Equity Funds	81.8%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Geographic Focus Risk was added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class D

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$23	0.44%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$330,636,711
  # of Portfolio Holdings12
  Year-to-Date Total Return6.29%
  Portfolio Turnover Rate52%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Exchange-Traded Funds
76.7%
Fixed Income Funds
15.7%
Equity Funds
7.2%
Other Assets & Liabilities, Net
0.4%
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	0.4%
Equity Funds	7.2%
Fixed Income Funds	15.7%
Exchange-Traded Funds	76.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$330,636,711
  # of Portfolio Holdings12
  Year-to-Date Total Return6.43%
  Portfolio Turnover Rate52%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.4%
Equity Funds	7.2%
Fixed Income Funds	15.7%
Exchange-Traded Funds	76.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$489,063,819
  # of Portfolio Holdings10
  Year-to-Date Total Return4.11%
  Portfolio Turnover Rate12%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
53.6%
Affiliated Equity Funds
46.4%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.4%
Affiliated Fixed Income Funds	53.6%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$489,063,819
  # of Portfolio Holdings10
  Year-to-Date Total Return4.21%
  Portfolio Turnover Rate12%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.4%
Affiliated Fixed Income Funds	53.6%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,552,933,571
  # of Portfolio Holdings10
  Year-to-Date Total Return6.42%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
67.3%
Affiliated Fixed Income Funds
32.7%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.7%
Affiliated Equity Funds	67.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,552,933,571
  # of Portfolio Holdings10
  Year-to-Date Total Return6.52%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.7%
Affiliated Equity Funds	67.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,053,437,067
  # of Portfolio Holdings10
  Year-to-Date Total Return7.73%
  Portfolio Turnover Rate11%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
81.7%
Affiliated Fixed Income Funds
18.3%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.3%
Affiliated Equity Funds	81.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$2,053,437,067
  # of Portfolio Holdings10
  Year-to-Date Total Return7.84%
  Portfolio Turnover Rate11%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.3%
Affiliated Equity Funds	81.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.39%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$3,431,636
  # of Portfolio Holdings9
  Year-to-Date Total Return5.50%
  Portfolio Turnover Rate3%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Affiliated Equity Funds
95.7%
Affiliated Fixed Income Funds
4.4%
Other Assets & Liabilities, Net
(0.1%)
-40
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	4.4%
Affiliated Equity Funds	95.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$3	0.19%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$3,431,636
  # of Portfolio Holdings9
  Year-to-Date Total Return5.55%
  Portfolio Turnover Rate3%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	4.4%
Affiliated Equity Funds	95.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,007,759,703
  # of Portfolio Holdings28
  Year-to-Date Total Return2.96%
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
70.4%
Affiliated Equity Funds
29.6%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	29.6%
Affiliated Fixed Income Funds	70.4%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,007,759,703
  # of Portfolio Holdings28
  Year-to-Date Total Return3.07%
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	29.6%
Affiliated Fixed Income Funds	70.4%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,516,469,969
  # of Portfolio Holdings29
  Year-to-Date Total Return4.53%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
53.9%
Affiliated Equity Funds
46.1%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.1%
Affiliated Fixed Income Funds	53.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,516,469,969
  # of Portfolio Holdings29
  Year-to-Date Total Return4.64%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	46.1%
Affiliated Fixed Income Funds	53.9%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$6,914,291,499
  # of Portfolio Holdings29
  Year-to-Date Total Return6.50%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
67.1%
Affiliated Fixed Income Funds
32.9%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.9%
Affiliated Equity Funds	67.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$6,914,291,499
  # of Portfolio Holdings29
  Year-to-Date Total Return6.61%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	32.9%
Affiliated Equity Funds	67.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$6,509,384,195
  # of Portfolio Holdings29
  Year-to-Date Total Return6.67%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
79.1%
Affiliated Fixed Income Funds
20.9%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$6,509,384,195
  # of Portfolio Holdings29
  Year-to-Date Total Return6.78%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,622,518,154
  # of Portfolio Holdings27
  Year-to-Date Total Return7.54%
  Portfolio Turnover Rate31%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
93.0%
Affiliated Fixed Income Funds
7.0%
Other Assets & Liabilities, Net
(0.0%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$7	0.13%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,622,518,154
  # of Portfolio Holdings27
  Year-to-Date Total Return7.65%
  Portfolio Turnover Rate31%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.0%
Affiliated Equity Funds	93.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD 1-3 Year Corporate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$60,664,165
  # of Portfolio Holdings289
  Year-to-Date Total Return1.63%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
46.7%
Consumer, Non-Cyclical
12.3%
Consumer, Cyclical
9.7%
Technology
6.5%
Energy
6.3%
Utilities
6.0%
Industrial
5.9%
Communications
4.9%
Others (each less than 3.0%)
0.9%
Other Assets & Liabilities, Net
0.8%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	0.8%
Others (each less than 3.0%)	0.9%
Communications	4.9%
Industrial	5.9%
Utilities	6.0%
Energy	6.3%
Technology	6.5%
Consumer, Cyclical	9.7%
Consumer, Non-Cyclical	12.3%
Financial	46.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Aggregate Bond Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,189,063,128
  # of Portfolio Holdings3,974
  Year-to-Date Total Return(0.71%)
  Portfolio Turnover Rate30%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
42.4%
Mortgage-Backed Securities
27.0%
Corporate Bonds & Notes
26.3%
Others (each less than 3.0%)
4.4%
Other Assets and Liabilities, Net
(0.1%)
-20
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	(0.1%)
Others (each less than 3.0%)	4.4%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	27.0%
U.S. Treasury Obligations	42.4%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD High Yield Bond Market Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.29%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$223,713,191
  # of Portfolio Holdings1,237
  Year-to-Date Total Return2.56%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Cyclical
21.0%
Consumer, Non-Cyclical
15.2%
Communications
14.8%
Financial
12.1%
Energy
11.2%
Industrial
11.0%
Basic Materials
5.2%
Technology
4.7%
Others (each less than 3.0%)
3.5%
Other Assets & Liabilities, Net
1.3%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	3.5%
Technology	4.7%
Basic Materials	5.2%
Industrial	11.0%
Energy	11.2%
Financial	12.1%
Communications	14.8%
Consumer, Non-Cyclical	15.2%
Consumer, Cyclical	21.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  LIBOR Transition Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,171,166,616
  # of Portfolio Holdings392
  Year-to-Date Total Return20.59%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
47.7%
Communications
21.8%
Consumer, Non-Cyclical
11.4%
Consumer, Cyclical
7.7%
Financial
5.6%
Others (each less than 3.0%)
5.5%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
0.3%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Financial	5.6%
Consumer, Cyclical	7.7%
Consumer, Non-Cyclical	11.4%
Communications	21.8%
Technology	47.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$1,146,315,913
  # of Portfolio Holdings872
  Year-to-Date Total Return6.56%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
23.2%
Consumer, Non-Cyclical
23.1%
Industrial
13.7%
Consumer, Cyclical
8.6%
Technology
8.4%
Energy
7.5%
Communications
5.6%
Utilities
4.4%
Basic Materials
3.3%
Others (each less than 3.0%)
2.0%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.2%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	2.0%
Basic Materials	3.3%
Utilities	4.4%
Communications	5.6%
Energy	7.5%
Technology	8.4%
Consumer, Cyclical	8.6%
Industrial	13.7%
Consumer, Non-Cyclical	23.1%
Financial	23.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Mid-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$343,809,767
  # of Portfolio Holdings815
  Year-to-Date Total Return4.85%
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
20.3%
Consumer, Non-Cyclical
18.6%
Industrial
13.9%
Technology
13.2%
Consumer, Cyclical
12.9%
Energy
5.7%
Utilities
5.2%
Communications
4.9%
Basic Materials
3.6%
Others (each less than 3.0%)
1.5%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.2%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	1.5%
Basic Materials	3.6%
Communications	4.9%
Utilities	5.2%
Energy	5.7%
Consumer, Cyclical	12.9%
Technology	13.2%
Industrial	13.9%
Consumer, Non-Cyclical	18.6%
Financial	20.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$70,010,481
  # of Portfolio Holdings1,121
  Year-to-Date Total Return4.30%
  Portfolio Turnover Rate35%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
31.8%
Industrial
19.0%
Technology
16.3%
Consumer, Cyclical
10.0%
Financial
8.8%
Communications
4.1%
Energy
4.0%
Basic Materials
3.2%
Others (each less than 3.0%)
2.5%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.3%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	2.5%
Basic Materials	3.2%
Energy	4.0%
Communications	4.1%
Financial	8.8%
Consumer, Cyclical	10.0%
Technology	16.3%
Industrial	19.0%
Consumer, Non-Cyclical	31.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.25%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$86,206,955
  # of Portfolio Holdings1,423
  Year-to-Date Total Return(0.98%)
  Portfolio Turnover Rate33%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
36.4%
Consumer, Non-Cyclical
14.5%
Industrial
11.8%
Consumer, Cyclical
11.7%
Energy
8.7%
Utilities
4.9%
Basic Materials
3.8%
Communications
3.5%
Others (each less than 3.0%)
4.1%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.6%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.1%
Communications	3.5%
Basic Materials	3.8%
Utilities	4.9%
Energy	8.7%
Consumer, Cyclical	11.7%
Industrial	11.8%
Consumer, Non-Cyclical	14.5%
Financial	36.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Emerging Markets Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.71%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$105,401,643
  # of Portfolio Holdings1,379
  Year-to-Date Total Return7.04%
  Portfolio Turnover Rate37%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Derivatives	0.0%
Others (each less than 3.0%)	4.8%
Energy	5.4%
Basic Materials	6.0%
Consumer, Non-Cyclical	8.3%
Industrial	8.4%
Consumer, Cyclical	8.5%
Communications	14.0%
Technology	21.6%
Financial	23.2%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.2%)
Derivatives	0.0%
Others (each less than 3.0%)	17.6%
Saudi Arabia	3.9%
Brazil	4.1%
South Korea	11.9%
India	18.9%
Taiwan	19.0%
China	24.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD International Large-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.24%

Key Fund Statistics as of June 30, 2024

  Total Net Assets$704,365,206
  # of Portfolio Holdings352
  Year-to-Date Total Return5.80%
  Portfolio Turnover Rate6%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.8%
Derivatives	0.0%
Others (each less than 3.0%)	4.9%
Communications	3.9%
Basic Materials	5.4%
Energy	6.1%
Technology	7.3%
Industrial	12.2%
Consumer, Cyclical	13.3%
Financial	22.8%
Consumer, Non-Cyclical	23.3%

Country Of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.8%
Derivatives	0.0%
Others (each less than 3.0%)	12.1%
Denmark	4.0%
Netherlands	4.4%
Switzerland	5.6%
Australia	6.0%
Germany	7.8%
France	9.1%
United Kingdom	9.3%
Canada	10.2%
United States	11.7%
Japan	19.0%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PACIFIC SELECT FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
Table OF contents
Schedules of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements:

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 44.6%
Basic Materials - 0.2%
Vale Overseas Ltd. (Brazil)
6.400% due 06/28/54  $ 1,150,000 $ 1,138,155
Communications - 1.1%
AT&T, Inc.
3.500% due 09/15/53  2,953,000 2,006,172
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  2,000,000 1,344,505
Verizon Communications, Inc.
3.400% due 03/22/41  2,800,000 2,142,411
5,493,088
Consumer, Cyclical - 7.3%
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  5,494,402 4,722,730
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  2,575,400 2,392,511
3.600% due 03/22/29  2,421,940 2,299,745
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  562,250 520,290
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,000,000 1,947,608
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 783,691 733,020
British Airways Pass-Through Trust
Class AA (United Kingdom)
3.300% due 06/15/34 ~ 2,344,091 2,112,807
Continental Airlines Pass-Through Trust
Class A
4.000% due 04/29/26  955,724 955,650
Delta Air Lines Pass-Through Trust
Class AA
3.625% due 01/30/29  251,818 240,596
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 1,818,188 1,796,510
4.750% due 10/20/28 ~ 1,000,000 974,296
Ford Motor Credit Co. LLC
4.542% due 08/01/26  1,550,000 1,509,119
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 3,450,000 3,056,528
Las Vegas Sands Corp.
3.900% due 08/08/29  1,189,000 1,088,325
Marriott International, Inc.
2.750% due 10/15/33  1,500,000 1,211,673
Meritage Homes Corp.
3.875% due 04/15/29 ~ 3,375,000 3,110,115
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 2,000,000 1,874,920
Tapestry, Inc.
7.850% due 11/27/33  1,000,000 1,053,772
U.S. Airways Pass-Through Trust Class A
4.625% due 12/03/26  729,596 721,632
a
Principal
Amount Value
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  $ 320,833 $ 289,565
5.800% due 07/15/37  2,750,000 2,801,985
United Airlines Pass-Through Trust
Class AA
4.150% due 02/25/33  527,875 495,885
35,909,282
Consumer, Non-Cyclical - 3.8%
Amgen, Inc.
5.650% due 03/02/53  1,050,000 1,034,810
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
5.450% due 01/23/39  2,500,000 2,535,754
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 1,000,000 975,198
Block, Inc.
2.750% due 06/01/26  2,000,000 1,890,845
Campbell Soup Co.
5.400% due 03/21/34  1,500,000 1,490,760
Coca-Cola Consolidated, Inc.
5.450% due 06/01/34  750,000 757,104
Elevance Health, Inc.
5.650% due 06/15/54  1,750,000 1,732,451
Icon Investments Six DAC
6.000% due 05/08/34  1,250,000 1,277,494
J M Smucker Co.
6.200% due 11/15/33  1,400,000 1,470,953
JBS USA Holding Lux SARL/ JBS USA
Food Co./ JBS Lux Co. SARL
3.000% due 05/15/32  3,000,000 2,471,545
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.750% due 03/15/34 ~ 1,532,000 1,625,043
UnitedHealth Group, Inc.
5.050% due 04/15/53  1,500,000 1,390,373
18,652,330
Energy - 3.2%
Energy Transfer LP
5.000% due 05/15/44  2,000,000 1,727,019
5.750% due 02/15/33  1,000,000 1,010,924
6.500% due 11/15/26  1,000,000 988,851
7.375% due 02/01/31 ~ 1,000,000 1,044,149
MPLX LP
5.650% due 03/01/53  1,400,000 1,318,863
Oleoducto Central SA (Colombia)
4.000% due 07/14/27 ~ 1,909,000 1,770,958
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,668,607
6.875% due 08/04/26  2,250,000 2,204,771
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  4,350,000 3,921,796
15,655,938
Financial - 15.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  2,000,000 1,719,048
Air Lease Corp.
4.650% due 06/15/26  1,700,000 1,617,922
Allianz SE (Germany)
6.350% due 09/06/53 ~ 800,000 825,401

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Banco Mercantil del Norte SA (Mexico)
6.750% due 09/27/24 ~ $ 3,000,000 $ 2,985,711
7.625% due 01/10/28 ~ 550,000 541,793
8.375% due 10/14/30 ~ 907,000 916,399
Banco Santander SA (Spain)
5.538% due 03/14/30  1,000,000 992,848
Bank of America Corp.
2.482% due 09/21/36  1,250,000 997,524
4.375% due 01/27/27  1,500,000 1,422,350
5.468% due 01/23/35  1,500,000 1,499,035
Barclays PLC (United Kingdom)
5.690% due 03/12/30  1,500,000 1,504,484
9.625% due 12/15/29  1,000,000 1,086,592
BBVA Bancomer SA (Mexico)
8.125% due 01/08/39 ~ 3,000,000 3,040,014
Brixmor Operating Partnership LP
5.750% due 02/15/35  2,500,000 2,496,699
Citigroup, Inc.
2.561% due 05/01/32  2,000,000 1,667,440
4.150% due 11/15/26  1,000,000 935,876
6.174% due 05/25/34  2,500,000 2,543,798
Extra Space Storage LP
5.400% due 02/01/34  2,100,000 2,056,932
Fidelity National Financial, Inc.
3.200% due 09/17/51  2,000,000 1,234,041
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,187,541
Goldman Sachs Group, Inc.
2.383% due 07/21/32  2,450,000 2,012,756
2.615% due 04/22/32  1,000,000 841,160
5.851% due 04/25/35  1,000,000 1,024,729
7.500% due 05/10/29  1,250,000 1,288,568
Host Hotels & Resorts LP
2.900% due 12/15/31  2,900,000 2,426,268
JPMorgan Chase & Co.
5.766% due 04/22/35  2,500,000 2,565,977
6.254% due 10/23/34  2,150,000 2,281,496
6.875% due 06/01/29  1,000,000 1,035,364
Kite Realty Group LP
5.500% due 03/01/34  1,200,000 1,174,055
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,650,000 1,028,643
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,500,000 1,470,364
Morgan Stanley
2.484% due 09/16/36  2,600,000 2,057,929
5.831% due 04/19/35  2,000,000 2,050,912
5.942% due 02/07/39  2,650,000 2,622,173
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/59 ~ 2,250,000 1,530,008
PNC Financial Services Group, Inc.
5.676% due 01/22/35  1,250,000 1,257,203
6.250% due 03/15/30  1,200,000 1,172,364
Principal Financial Group, Inc.
5.375% due 03/15/33  1,550,000 1,548,554
Prudential Financial, Inc.
6.750% due 03/01/53  1,000,000 1,024,937
Sun Communities Operating LP
5.700% due 01/15/33  1,850,000 1,824,788
Teachers Insurance & Annuity Association
of America
4.270% due 05/15/47 ~ 2,000,000 1,597,913
a
Principal
Amount Value
UBS Group AG (Switzerland)
5.699% due 02/08/35 ~ $ 1,000,000 $ 999,386
7.750% due 04/12/31 ~ 2,000,000 2,045,094
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 4,000,000 3,788,596
Wells Fargo & Co.
5.499% due 01/23/35  3,200,000 3,190,080
76,130,765
Industrial - 3.1%
Arrow Electronics, Inc.
5.875% due 04/10/34  2,000,000 1,980,899
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 2,950,000 2,924,070
Boeing Co.
6.528% due 05/01/34 ~ 1,000,000 1,024,411
Burlington Northern Santa Fe LLC
5.500% due 03/15/55  1,300,000 1,303,321
Flowserve Corp.
2.800% due 01/15/32  2,500,000 2,053,079
HEICO Corp.
5.350% due 08/01/33  2,600,000 2,578,440
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,600,000 2,141,498
Veralto Corp.
5.450% due 09/18/33 ~ 1,300,000 1,298,150
15,303,868
Technology - 2.1%
Broadcom, Inc.
3.137% due 11/15/35 ~ 1,500,000 1,201,731
Fiserv, Inc.
5.600% due 03/02/33  2,550,000 2,572,363
Intel Corp.
5.600% due 02/21/54  2,100,000 2,036,226
Kyndryl Holdings, Inc.
3.150% due 10/15/31  2,000,000 1,675,658
Micron Technology, Inc.
5.300% due 01/15/31  1,500,000 1,497,029
Oracle Corp.
3.950% due 03/25/51  2,000,000 1,479,871
10,462,878
Utilities - 8.4%
Arizona Public Service Co.
5.550% due 08/01/33  950,000 942,595
Brooklyn Union Gas Co.
4.632% due 08/05/27 ~ 2,175,000 2,108,453
Dominion Energy, Inc.
7.000% due 06/01/54  950,000 990,816
DTE Energy Co.
5.850% due 06/01/34  1,850,000 1,877,789
Duke Energy Corp.
5.450% due 06/15/34  1,900,000 1,878,789
6.100% due 09/15/53  1,750,000 1,778,167
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 967,604
Duke Energy Progress LLC
5.250% due 03/15/33  600,000 598,887
Duke Energy Progress NC Storm Funding
LLC
2.387% due 07/01/39  2,650,000 2,135,507
Edison International
8.125% due 06/15/53  2,500,000 2,598,912

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
IPALCO Enterprises, Inc.
4.250% due 05/01/30  $ 2,000,000 $ 1,857,542
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,500,000 990,090
National Grid PLC (United Kingdom)
5.809% due 06/12/33  1,600,000 1,608,570
Nevada Power Co.
5.900% due 05/01/53  2,650,000 2,652,720
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 2,250,000 2,309,018
NiSource, Inc.
6.950% due 11/30/54  1,000,000 1,007,098
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 ~ 2,000,000 1,962,945
PacifiCorp
5.300% due 02/15/31  1,500,000 1,495,757
5.500% due 05/15/54  1,000,000 929,787
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 942,577
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  764,114 730,580
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 874,573
Sempra
4.125% due 04/01/52  2,000,000 1,850,901
Southern California Edison Co.
5.200% due 06/01/34  1,000,000 976,826
Southern California Gas Co.
5.600% due 04/01/54  3,400,000 3,340,155
Texas Electric Market Stabilization Funding
N LLC
4.265% due 08/01/36 ~ 950,808 913,320
Vistra Operations Co. LLC
6.950% due 10/15/33 ~ 1,000,000 1,070,996
41,390,974
Total Corporate Bonds & Notes
    (Cost $226,942,417) 220,137,278
SENIOR LOAN NOTES - 15.9%
Communications - 0.4%
SBA Senior Finance II LLC Term B
7.350% (SOFR + 2.000%)
due 01/25/31 § 1,979,236 1,983,442
Consumer, Cyclical - 4.9%
BCPE Empire Holdings, Inc.
9.344% (SOFR + 4.000%)
due 12/11/28 § 1,995,000 1,999,177
Caesars Entertainment, Inc. Term B1
8.097% (SOFR + 2.750%)
due 02/06/31 § 4,203,250 4,210,005
ClubCorp Holdings, Inc. Term B
10.596% (SOFR + 5.262%)
due 09/18/26 § 1,704,173 1,715,889
Flutter Financing BV Term B (Ireland)
7.585% (SOFR + 2.250%)
due 11/25/30 § 2,482,513 2,486,857
Hilton Domestic Operating Co., Inc. Term
B4
7.095% (SOFR + 1.750%)
due 11/08/30 § 2,000,000 2,003,750
a
Principal
Amount Value
Hilton Grand Vacations Borrower LLC
Term B
7.844% (SOFR + 2.250%)
due 08/02/28 § $ 2,459,327 $ 2,462,401
Marriott Ownership Resorts, Inc. Term B
7.594% (SOFR + 2.250%)
due 04/01/31 § 3,000,000 3,015,000
SeaWorld Parks & Entertainment, Inc.
Term B2
7.844% (SOFR + 2.500%)
due 08/25/28 § 3,852,741 3,859,965
United Airlines, Inc. Term B
8.094% (SOFR + 2.750%)
due 02/22/31 § 2,543,625 2,553,390
24,306,434
Consumer, Non-Cyclical - 2.2%
Allied Universal Holdco LLC Term B
9.194% (SOFR + 3.750%)
due 05/12/28 § 2,105,437 2,100,042
Boost Newco Borrower LLC Term B
8.335% (SOFR + 3.000%)
due 01/31/31 § 2,000,000 2,003,750
Grant Thornton LLP Term B
due 06/02/31 § ∞ 2,000,000 2,008,750
Medline Borrower LP Term B
8.094% (SOFR + 2.750%)
due 10/23/28 § 1,721,375 1,727,417
Wand NewCo 3, Inc. Term B
9.094% (SOFR + 3.750%)
due 01/30/31 § 3,000,000 3,022,812
10,862,771
Energy - 0.2%
Buckeye Partners LP Term B1
7.345% (SOFR + 2.000%)
due 11/01/26 § 719,277 720,754
Financial - 3.3%
AssuredPartners, Inc. Term B5
8.844% (SOFR + 3.500%)
due 02/14/31 § 1,745,625 1,752,171
Avolon TLB Borrower 1 U.S. LLC Term B6
(Ireland)
7.339% (SOFR + 2.000%)
due 06/22/28 § 2,476,300 2,482,773
Deerfield Dakota Holding LLC Term B
9.085% (SOFR + 3.750%)
due 04/09/27 § 1,989,637 1,991,659
Delos Aircraft Leasing DAC Term B (Ireland)
7.085% (SOFR + 2.000%)
due 10/31/27 § 2,000,000 2,012,188
HUB International Ltd. Term B
8.575% (SOFR + 3.250%)
due 06/20/30 § 3,477,534 3,488,903
USI, Inc. Term B
8.335% (SOFR + 3.000%)
due 11/22/29 § 4,681,706 4,689,510
16,417,204
Industrial - 2.6%
Chariot Buyer LLC Term B
8.694% (SOFR + 3.250%)
due 11/03/28 § 1,987,251 1,989,026

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Proampac PG Borrower LLC Term B
9.322% (SOFR + 4.000%)
due 09/15/28 § $ 2,435,250 $ 2,443,240
Roper Industrial Products Investment Co.
8.585% (SOFR + 3.250%)
due 11/22/29 § 975,075 980,103
STS Operating, Inc. Term B
9.444% (SOFR + 4.000%)
due 03/25/31 § 1,995,000 2,001,234
Titan Acquisition Ltd. Term B (Canada)
10.326% (SOFR + 5.000%)
due 02/15/29 § 1,638,522 1,644,667
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.791% (SOFR + 3.500%)
due 04/30/30 § 1,980,075 1,993,379
TransDigm, Inc. Term I
8.059% (SOFR + 2.500%)
due 08/24/28 § 1,739,403 1,744,658
12,796,307
Technology - 2.3%
Central Parent, Inc. Term B
8.585% (SOFR + 3.250%)
due 07/06/29 § 2,982,475 2,946,360
Dun & Bradstreet Corp. Term B2
8.096% (SOFR + 2.750%)
due 01/18/29 § 1,995,000 1,998,563
Epicor Software Corp.
due 05/30/31 § ∞
φ
315,024 316,743
8.578% (SOFR + 3.250%)
due 05/23/31 § 2,684,976 2,699,622
UKG, Inc. Term B
8.576% (SOFR + 3.250%)
due 02/10/31 § 3,127,770 3,143,084
11,104,372
Total Senior Loan Notes
    (Cost $77,721,547) 78,191,284
MORTGAGE-BACKED SECURITIES - 8.2%
Fannie Mae - 5.0%
due 07/01/54 # 8,500,000 8,524,903
due 07/01/54 # 4,500,000 4,438,652
6.000% due 07/01/53 908,134 911,744
6.500% due 09/01/53  10,793,468 11,012,803
24,888,102
Freddie Mac - 1.6%
5.500% due 05/01/38  3,087,182 3,095,067
6.000% due 01/01/39  2,572,865 2,600,795
6.500% due 07/01/53  1,959,109 1,998,497
7,694,359
Government National Mortgage Association - 1.6%
6.000% due 12/20/52 - 10/20/53 7,637,531 7,676,403
Total Mortgage-Backed Securities
    (Cost $40,158,304) 40,258,864
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 15.3%
Automobile Other - 0.2%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  $ 1,050,000 $ 1,025,411
Automobile Sequential - 2.3%
Ford Credit Auto Owner Trust
1.290% due 06/15/26  225,695 221,423
5.140% due 03/15/26  916,404 915,269
5.280% due 02/15/36 ~ 3,350,000 3,379,176
5.570% due 06/15/26  2,212,769 2,212,010
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,750,000 1,798,900
Mercedes-Benz Auto Receivables Trust
5.260% due 10/15/25  17,689 17,687
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,650,000 2,652,383
11,196,848
Other Asset-Backed Securities - 12.8%
AIMCO CLO (Cayman)
6.828% (SOFR + 1.500%)
due 04/16/37 ~ § 3,000,000 3,011,555
AIMCO CLO 11 Ltd. (Cayman)
6.709% (SOFR + 1.392%)
due 10/17/34 ~ § 1,500,000 1,503,081
Dryden 58 CLO Ltd. (Cayman)
7.079% (SOFR + 1.762%)
due 07/17/31 ~ § 1,000,000 1,000,718
Dryden 64 CLO Ltd. (Cayman)
6.989% (SOFR + 1.662%)
due 04/18/31 ~ § 800,000 800,576
Hilton Grand Vacations Trust
3.610% due 06/20/34 ~ 157,862 151,889
Magnetite XIX Ltd. (Cayman)
6.629% (SOFR + 1.312%)
due 04/17/34 ~ § 4,500,000 4,506,619
Magnetite XXI Ltd. (Cayman)
6.606% (SOFR + 1.282%)
due 04/20/34 ~ § 5,000,000 5,011,780
Magnetite XXII Ltd. (Cayman)
7.190% (SOFR + 1.862%)
due 04/15/31 ~ § 1,500,000 1,501,576
Magnetite XXIX Ltd. (Cayman)
6.580% (SOFR + 1.252%)
due 01/15/34 ~ § 1,247,640 1,249,036
MVW LLC
1.740% due 10/20/37 ~ 90,552 85,384
4.930% due 10/20/40 ~ 1,411,025 1,399,323
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 234,941 207,772
0.940% due 07/15/69 ~ 3,506,411 3,084,578
1.220% due 07/15/69 ~ 499,775 453,217
1.310% due 01/15/69 ~ 339,651 312,939
1.690% due 05/15/69 ~ 1,702,872 1,558,885
2.460% due 11/15/68 ~ 256,110 241,431
2.640% due 05/15/68 ~ 268,935 256,041
4.160% due 10/15/70 ~ 3,086,362 2,947,840
Navient Student Loan Trust
1.310% due 12/26/69 ~ 912,622 808,502
1.320% due 08/26/69 ~ 735,691 647,956
3.390% due 12/15/59 ~ 1,158,226 1,112,777

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
6.050% (SOFR + 0.714%)
due 12/26/69 ~ § $ 548,121 $ 546,227
6.500% (SOFR + 1.164%)
due 06/25/69 ~ § 560,170 563,282
Neuberger Berman Loan Advisers CLO 31
Ltd. (Cayman)
6.626% (SOFR + 1.302%)
due 04/20/31 ~ § 1,000,000 1,001,216
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 1,350,000 1,321,838
Palmer Square Loan Funding Ltd. (Cayman)
6.837% (SOFR + 1.512%)
due 05/20/29 ~ § 4,000,000 3,992,862
6.986% (SOFR + 1.662%)
due 07/20/29 ~ § 2,500,000 2,493,591
6.990% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,806,480
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,800,000 3,785,001
SLM Student Loan Trust
6.159% (SOFR + 0.812%)
due 10/25/64 ~ § 432,802 432,611
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,299,585 1,146,783
1.290% due 07/15/53 ~ 523,204 479,672
1.680% due 02/15/51 ~ 699,423 640,276
2.230% due 09/15/37 ~ 1,655,518 1,556,803
2.340% due 09/15/34 ~ 56,532 55,704
2.700% due 05/15/31 ~ 42,422 42,092
2.820% due 10/15/35 ~ 358,810 348,534
2.880% due 09/15/34 ~ 622,753 610,959
3.440% due 07/15/36 ~ 601,178 580,315
3.500% due 02/15/36 ~ 321,472 312,284
3.600% due 01/15/37 ~ 370,360 359,756
3.630% due 11/15/35 ~ 306,999 298,187
4.480% due 05/16/50 ~ 1,094,178 1,065,285
5.670% due 11/15/52 ~ 1,512,538 1,528,403
6.173% (SOFR + 0.844%)
due 01/15/53 ~ § 3,161,101 3,144,225
SoFi Professional Loan Program Trust
2.540% due 05/15/46 ~ 496,137 465,039
63,430,900
Total Asset-Backed Securities
    (Cost $76,325,802) 75,653,159
U.S. TREASURY OBLIGATIONS - 14.0%
U.S. Treasury Bonds - 12.4%
1.125% due 05/15/40  6,000,000 3,694,453
1.250% due 05/15/50  3,750,000 1,859,326
1.375% due 08/15/50  2,750,000 1,407,818
1.750% due 08/15/41  5,500,000 3,635,908
1.875% due 11/15/51  3,350,000 1,945,094
2.000% due 02/15/50  1,750,000 1,063,193
2.000% due 08/15/51  2,500,000 1,502,344
2.250% due 08/15/46  1,950,000 1,300,254
2.250% due 02/15/52  7,500,000 4,779,199
2.500% due 02/15/46  6,500,000 4,581,992
2.750% due 11/15/47  3,500,000 2,545,703
2.875% due 05/15/52  8,250,000 6,047,959
3.000% due 11/15/44  3,750,000 2,929,834
3.000% due 08/15/52  10,000,000 7,525,000
a
Principal
Amount Value
3.625% due 02/15/53  $ 18,000,000 $ 15,316,172
4.250% due 02/15/54  1,000,000 952,422
61,086,671
U.S. Treasury Notes - 1.6%
1.125% due 02/15/31  3,000,000 2,454,023
2.750% due 08/15/32  3,000,000 2,670,059
4.000% due 02/15/34  3,000,000 2,912,578
8,036,660
Total U.S. Treasury Obligations
    (Cost $86,603,007) 69,123,331
FOREIGN GOVERNMENT BONDS & NOTES - 0.2%
Mexico Government (Mexico)
6.000% due 05/07/36  1,200,000 1,171,299
Total Foreign Government Bonds & Notes
    (Cost $1,190,494) 1,171,299
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $5,718,814; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $5,830,972) 5,716,456 5,716,456
a
Total Short-Term Investments
(Cost $5,716,456) 5,716,456
TOTAL INVESTMENTS - 99.4%
(Cost $514,658,027) 490,251,671
OTHER ASSETS & LIABILITIES, NET - 0.6% 2,982,178
NET ASSETS - 100.0% $ 493,233,849
Corporate Bonds & Notes 44 .6%
Senior Loan Notes 15 .9%
Asset-Backed Securities 15 .3%
U.S. Treasury Obligations 14 .0%
Mortgage-Backed Securities 8 .2%
Others (each less than 3.0%) 1 .4%
99 .4%
Other Assets and Liabilities, Net 0 .6%
100 .0%

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 220,137,278 $ – $ 220,137,278 $ –
Senior Loan Notes 78,191,284 – 78,191,284 –
Mortgage-Backed Securities 40,258,864 – 40,258,864 –
Asset-Backed Securities 75,653,159 – 75,653,159 –
U.S. Treasury Obligations 69,123,331 – 69,123,331 –
Foreign Government Bonds & Notes 1,171,299 – 1,171,299 –
Short-Term Investments 5,716,456 – 5,716,456 –
Total $ 490,251,671 $ – $ 490,251,671 $ –

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.7%
Basic Materials - 3.2%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 $ 206,816
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 317,784
4.500% due 03/15/28 ~ 415,000 402,538
5.500% due 05/02/33 ~ 705,000 690,516
5.625% due 04/01/30 ~ 2,055,000 2,069,823
ArcelorMittal SA (Luxembourg)
6.800% due 11/29/32  3,645,000 3,842,448
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 3,600,000 3,236,078
Braskem Netherlands Finance BV (Brazil)
5.875% due 01/31/50 ~ 2,280,000 1,685,978
Celanese U.S. Holdings LLC
6.050% due 03/15/25  290,000 290,423
6.330% due 07/15/29  755,000 776,956
6.379% due 07/15/32  1,075,000 1,105,370
6.700% due 11/15/33  6,310,000 6,634,235
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 3,020,000 3,159,299
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 1,510,000 1,351,501
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,385,000 1,344,145
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 2,340,000 1,725,077
Glencore Funding LLC (Australia)
6.375% due 10/06/30 ~ 3,350,000 3,493,509
6.500% due 10/06/33 ~ 23,475,000 24,468,100
Nutrien Ltd. (Canada)
5.800% due 03/27/53  670,000 661,872
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,430,000 1,235,696
6.750% due 05/02/34 ~ 1,755,000 1,803,131
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,930,000 2,612,137
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 770,962
Sociedad Quimica y Minera de Chile SA
(Chile)
3.500% due 09/10/51 ~ 2,735,000 1,851,783
6.500% due 11/07/33 ~ 1,985,000 2,075,413
Steel Dynamics, Inc.
due 08/15/34 # 1,810,000 1,780,204
Suzano Austria GmbH (Brazil)
3.750% due 01/15/31  2,125,000 1,852,804
71,444,598
Communications - 4.0%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  740,000 450,768
AT&T, Inc.
3.500% due 09/15/53  255,000 173,239
3.650% due 09/15/59  5,055,000 3,392,747
Baidu, Inc. (China)
3.075% due 04/07/25  705,000 692,103
Bharti Airtel Ltd. (India)
4.375% due 06/10/25 ~ 2,670,000 2,641,896
a
Principal
Amount Value
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 01/15/34 ~ $ 3,470,000 $ 2,636,776
4.500% due 05/01/32  1,705,000 1,374,394
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.400% due 12/01/61  2,315,000 1,511,744
4.800% due 03/01/50  3,475,000 2,551,720
6.384% due 10/23/35  2,305,000 2,248,816
6.650% due 02/01/34  2,598,000 2,625,678
CommScope, Inc.
6.000% due 03/01/26 ~ 1,140,000 1,001,832
Corning, Inc.
5.450% due 11/15/79  1,915,000 1,763,504
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 206,277
4.500% due 11/15/31 ~ 3,825,000 2,471,354
4.625% due 12/01/30 ~ 3,625,000 1,323,640
DISH DBS Corp.
5.125% due 06/01/29  405,000 160,818
5.250% due 12/01/26 ~ 690,000 545,560
5.750% due 12/01/28 ~ 1,285,000 893,317
Empresa Nacional de Telecomunicaciones
SA (Chile)
3.050% due 09/14/32 ~ 535,000 432,153
Expedia Group, Inc.
2.950% due 03/15/31  7,195,000 6,224,534
6.250% due 05/01/25 ~ 340,000 340,596
MercadoLibre, Inc. (Brazil)
3.125% due 01/14/31  945,000 801,535
Millicom International Cellular SA
(Guatemala)
4.500% due 04/27/31 ~ 955,000 822,623
Motorola Solutions, Inc.
5.400% due 04/15/34  2,835,000 2,811,649
Netflix, Inc.
4.875% due 06/15/30 ~ 11,605,000 11,426,626
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 990,000 903,751
Prosus NV (China)
3.061% due 07/13/31 ~ 4,120,000 3,413,138
3.832% due 02/08/51 ~ 450,000 292,939
Sprint Capital Corp.
8.750% due 03/15/32  3,330,000 4,008,312
T-Mobile USA, Inc.
2.550% due 02/15/31  2,510,000 2,131,325
2.625% due 02/15/29  1,290,000 1,156,521
2.700% due 03/15/32  8,100,000 6,779,090
2.875% due 02/15/31  950,000 825,550
3.375% due 04/15/29  480,000 443,644
3.875% due 04/15/30  2,600,000 2,431,168
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 1,965,000 1,218,782
Time Warner Cable LLC
4.500% due 09/15/42  2,115,000 1,549,454
5.500% due 09/01/41  125,000 104,194
6.550% due 05/01/37  520,000 492,777
6.750% due 06/15/39  6,155,000 5,958,395
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 5,925,000 5,656,388

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ziff Davis, Inc.
4.625% due 10/15/30 ~ $ 2,130,000 $ 1,927,949
90,819,276
Consumer, Cyclical - 3.6%
American Airlines Pass-Through Trust
Class A
3.600% due 04/15/31  1,691,538 1,535,048
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,635,000 1,592,169
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 ~ 1,155,000 1,034,246
AutoNation, Inc.
3.850% due 03/01/32  1,905,000 1,692,816
AutoZone, Inc.
4.000% due 04/15/30  3,015,000 2,836,436
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 670,000 673,725
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,071,307
5.750% due 03/01/27 ~ 1,795,000 1,774,443
Choice Hotels International, Inc.
due 08/01/34 # 525,000 517,639
Daimler Truck Finance North America LLC
(Germany)
5.500% due 09/20/33 ~ 1,910,000 1,916,704
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 112,500 111,159
4.750% due 10/20/28 ~ 2,685,000 2,615,986
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,850,000 1,305,739
Dollar General Corp.
3.500% due 04/03/30  1,245,000 1,137,692
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,550,000 1,257,854
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 588,174
4.125% due 08/17/27  1,590,000 1,511,481
5.125% due 06/16/25  295,000 292,865
6.800% due 05/12/28  380,000 391,652
7.122% due 11/07/33  1,065,000 1,126,006
Forestar Group, Inc.
3.850% due 05/15/26 ~ 835,000 800,855
General Motors Co.
5.000% due 04/01/35  2,515,000 2,355,616
5.600% due 10/15/32  555,000 555,429
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 521,216
3.100% due 01/12/32  3,920,000 3,296,294
6.100% due 01/07/34  290,000 293,268
Goodyear Tire & Rubber Co.
5.625% due 04/30/33  1,255,000 1,135,318
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
6.625% due 01/15/32 ~ 2,225,000 2,236,897
Home Depot, Inc.
4.950% due 06/25/34  1,020,000 1,009,761
Hyundai Capital America
5.400% due 06/24/31 ~ 645,000 639,799
6.100% due 09/21/28 ~ 5,280,000 5,424,045
a
Principal
Amount Value
Lear Corp.
3.550% due 01/15/52  $ 2,700,000 $ 1,859,629
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 890,000 800,212
4.375% due 01/15/31 ~ 1,130,000 1,007,265
Marriott International, Inc.
5.300% due 05/15/34  1,500,000 1,473,313
MDC Holdings, Inc.
6.000% due 01/15/43  90,000 94,771
Meritage Homes Corp.
3.875% due 04/15/29 ~ 1,630,000 1,502,070
MGM Resorts International
6.500% due 04/15/32  1,825,000 1,817,763
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 402,000 403,122
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 535,000 529,293
5.875% due 02/15/27 ~ 4,555,000 4,498,978
Newell Brands, Inc.
5.700% due 04/01/26  5,000 4,943
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 860,000 895,419
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,345,000 2,276,135
NVR, Inc.
3.000% due 05/15/30  1,415,000 1,254,687
Phinia, Inc.
6.750% due 04/15/29 ~ 555,000 563,931
Royal Caribbean Cruises Ltd.
5.500% due 04/01/28 ~ 1,150,000 1,136,113
6.250% due 03/15/32 ~ 1,200,000 1,210,831
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 665,000 613,273
U.S. Airways Pass-Through Trust Class A
3.950% due 05/15/27  2,271,259 2,219,605
United Airlines Pass-Through Trust Class A
3.700% due 09/01/31  2,494,530 2,268,635
5.800% due 07/15/37  1,140,000 1,161,550
United Airlines, Inc.
4.375% due 04/15/26 ~ 45,000 43,522
4.625% due 04/15/29 ~ 1,580,000 1,472,758
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 5,290,000 5,550,250
Warnermedia Holdings, Inc.
5.391% due 03/15/62  3,255,000 2,542,363
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 1,020,000 1,039,768
6.875% due 04/23/32 ~ 1,210,000 1,251,721
82,743,559
Consumer, Non-Cyclical - 3.0%
Amgen, Inc.
5.750% due 03/02/63  1,895,000 1,857,429
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
4.350% due 06/01/40  635,000 560,058
Ashtead Capital, Inc. (United Kingdom)
5.800% due 04/15/34 ~ 1,235,000 1,226,281
5.950% due 10/15/33 ~ 1,570,000 1,574,148
BAT Capital Corp. (United Kingdom)
2.789% due 09/06/24  2,755,000 2,737,532

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ $ 385,000 $ 288,575
BRF SA (Brazil)
5.750% due 09/21/50 ~ 2,290,000 1,829,724
Centene Corp.
2.625% due 08/01/31  4,365,000 3,588,915
3.000% due 10/15/30  3,945,000 3,376,146
3.375% due 02/15/30  1,790,000 1,590,171
4.625% due 12/15/29  535,000 506,407
CVS Health Corp.
2.125% due 09/15/31  420,000 337,342
CVS Pass-Through Trust
6.036% due 12/10/28  1,311,786 1,315,374
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,034,976
Global Payments, Inc.
5.400% due 08/15/32  3,965,000 3,886,860
HCA, Inc.
4.625% due 03/15/52  1,905,000 1,538,964
5.500% due 06/01/33  3,100,000 3,075,806
5.600% due 04/01/34  5,340,000 5,309,774
Icon Investments Six DAC
6.000% due 05/08/34  425,000 434,348
JBS USA Holding Lux SARL/ JBS USA
Food Co./ JBS Lux Co. SARL
3.750% due 12/01/31  3,010,000 2,637,847
7.250% due 11/15/53 ~ 3,795,000 4,143,223
Kimberly-Clark de Mexico SAB de CV
(Mexico)
2.431% due 07/01/31 ~ 355,000 301,736
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,760,000 1,453,056
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,582,981
Roche Holdings, Inc.
4.985% due 03/08/34 ~ 3,280,000 3,253,827
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 300,000 254,887
Solventum Corp.
5.900% due 04/30/54 ~ 1,210,000 1,157,410
Teva Pharmaceutical Finance Co. LLC
(Israel)
6.150% due 02/01/36  425,000 417,665
Teva Pharmaceutical Finance Netherlands
III BV (Israel)
3.150% due 10/01/26  7,845,000 7,368,867
4.100% due 10/01/46  9,230,000 6,456,611
4.750% due 05/09/27  530,000 511,401
8.125% due 09/15/31  340,000 378,457
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,269,546
Viatris, Inc.
4.000% due 06/22/50  375,000 252,551
68,508,895
Energy - 4.1%
Aker BP ASA (Norway)
4.000% due 01/15/31 ~ 3,285,000 2,983,192
6.000% due 06/13/33 ~ 2,745,000 2,774,827
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 1,565,000 1,591,539
Cheniere Energy Partners LP
3.250% due 01/31/32  550,000 469,793
5.950% due 06/30/33  5,710,000 5,793,189
a
Principal
Amount Value
Continental Resources, Inc.
2.875% due 04/01/32 ~ $ 6,930,000 $ 5,599,329
5.750% due 01/15/31 ~ 5,700,000 5,607,614
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,595,649
6.750% due 09/15/37 ~ 1,000,000 1,080,437
Devon Energy Corp.
4.500% due 01/15/30  1,280,000 1,232,274
Ecopetrol SA (Colombia)
8.375% due 01/19/36  1,465,000 1,439,907
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,124,585
5.875% due 03/30/31 ~ 1,185,000 1,006,185
Energy Transfer LP
5.300% due 04/15/47  2,965,000 2,621,406
5.550% due 05/15/34  885,000 876,421
5.600% due 09/01/34  1,300,000 1,292,197
5.750% due 02/15/33  3,000,000 3,032,772
6.550% due 12/01/33  2,100,000 2,226,844
EnLink Midstream LLC
6.500% due 09/01/30 ~ 1,445,000 1,479,942
EQM Midstream Partners LP
6.375% due 04/01/29 ~ 1,630,000 1,647,501
EQT Corp.
3.125% due 05/15/26 ~ 25,000 23,909
3.900% due 10/01/27  590,000 564,359
5.000% due 01/15/29  450,000 441,914
5.750% due 02/01/34  2,530,000 2,509,383
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 480,136
Leviathan Bond Ltd. (Israel)
6.125% due 06/30/25 ~ 2,530,000 2,456,099
MPLX LP
4.500% due 04/15/38  1,510,000 1,317,535
Occidental Petroleum Corp.
6.450% due 09/15/36  2,215,000 2,314,959
7.875% due 09/15/31  367,000 411,822
Ovintiv, Inc.
6.250% due 07/15/33  715,000 737,492
6.500% due 08/15/34  1,485,000 1,554,408
Plains All American Pipeline LP/PAA
Finance Corp.
3.800% due 09/15/30  3,705,000 3,385,704
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 1,105,000 1,123,147
6.950% due 03/05/54 ~ 785,000 799,037
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,755,000 1,139,127
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 2,030,000 1,675,959
Southwestern Energy Co.
4.750% due 02/01/32  610,000 561,535
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 670,000 607,735
Targa Resources Corp.
6.500% due 03/30/34  7,740,000 8,199,770
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  170,000 153,266
6.500% due 07/15/27  265,000 267,070
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 3,685,000 2,575,032

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Var Energi ASA (Norway)
8.000% due 11/15/32 ~ $ 2,490,000 $ 2,791,813
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,885,000 1,607,917
4.125% due 08/15/31 ~ 755,000 678,006
Viper Energy, Inc.
7.375% due 11/01/31 ~ 550,000 570,159
Western Midstream Operating LP
5.250% due 02/01/50  600,000 526,430
5.300% due 03/01/48  130,000 112,348
5.500% due 08/15/48  960,000 835,184
6.150% due 04/01/33  2,525,000 2,589,971
Williams Cos., Inc.
7.500% due 01/15/31  5,000,000 5,532,979
94,019,808
Financial - 14.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 490,924
3.400% due 10/29/33  11,155,000 9,362,541
5.100% due 01/19/29  1,575,000 1,560,331
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 950,000 944,191
Air Lease Corp.
3.125% due 12/01/30  3,270,000 2,858,815
3.750% due 06/01/26  2,990,000 2,890,416
Aircastle Ltd.
2.850% due 01/26/28 ~ 3,125,000 2,828,600
5.950% due 02/15/29 ~ 355,000 355,055
6.500% due 07/18/28 ~ 5,140,000 5,238,463
American Homes 4 Rent LP
3.375% due 07/15/51  385,000 250,947
American Tower Corp.
5.900% due 11/15/33  5,240,000 5,368,806
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 6,845,000 6,266,930
3.950% due 07/15/26 ~ 1,065,000 1,007,478
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,700,000 2,671,351
ARES Capital Corp.
2.150% due 07/15/26  3,695,000 3,415,865
3.200% due 11/15/31  2,745,000 2,264,958
Arthur J Gallagher & Co.
5.450% due 07/15/34  585,000 580,678
Athene Holding Ltd.
3.500% due 01/15/31  5,055,000 4,478,169
5.875% due 01/15/34  3,630,000 3,593,825
Aviation Capital Group LLC
6.375% due 07/15/30 ~ 6,080,000 6,288,506
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 2,395,000 2,152,515
Banco Santander Chile (Chile)
2.700% due 01/10/25 ~ 1,270,000 1,247,645
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 860,000 856,814
Banco Santander SA (Spain)
1.849% due 03/25/26  1,200,000 1,125,305
2.958% due 03/25/31  1,200,000 1,026,784
4.175% due 03/24/28  200,000 192,842
Bangkok Bank PCL (Thailand)
due 07/05/34 # ~ 3,325,000 3,334,144
a
Principal
Amount Value
Bank of America Corp.
2.572% due 10/20/32  $ 3,040,000 $ 2,520,797
2.592% due 04/29/31  1,320,000 1,141,665
2.972% due 02/04/33  960,000 812,735
3.419% due 12/20/28  1,967,000 1,850,184
3.974% due 02/07/30  660,000 625,205
4.200% due 08/26/24  2,465,000 2,458,913
4.450% due 03/03/26  330,000 324,703
5.288% due 04/25/34  2,850,000 2,821,776
5.872% due 09/15/34  9,050,000 9,313,252
6.204% due 11/10/28  1,690,000 1,740,983
Barclays PLC (United Kingdom)
4.972% due 05/16/29  1,096,000 1,073,103
5.088% due 06/20/30  4,250,000 4,064,434
6.224% due 05/09/34  5,505,000 5,644,066
BBVA Bancomer SA (Mexico)
1.875% due 09/18/25 ~ 1,200,000 1,145,738
Blackstone Secured Lending Fund
2.125% due 02/15/27  2,150,000 1,942,248
2.850% due 09/30/28  2,295,000 2,013,190
Blue Owl Capital Corp.
2.625% due 01/15/27  2,725,000 2,490,802
2.875% due 06/11/28  6,470,000 5,725,256
Blue Owl Finance LLC
6.250% due 04/18/34 ~ 3,035,000 3,044,812
Blue Owl Technology Finance Corp.
2.500% due 01/15/27  1,760,000 1,583,298
3.750% due 06/17/26 ~ 1,600,000 1,492,209
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 3,135,000 2,927,399
2.219% due 06/09/26 ~ 1,130,000 1,092,531
4.375% due 03/01/33 ~ 970,000 915,881
4.400% due 08/14/28 ~ 1,265,000 1,215,235
4.625% due 03/13/27 ~ 555,000 540,467
5.125% due 01/13/29 ~ 1,150,000 1,140,492
5.176% due 01/09/30 ~ 2,615,000 2,588,398
5.198% due 01/10/30 ~ 920,000 907,894
Brighthouse Financial, Inc.
5.625% due 05/15/30  2,265,000 2,267,868
Brixmor Operating Partnership LP
5.750% due 02/15/35  990,000 988,693
CaixaBank SA (Spain)
6.840% due 09/13/34 ~ 1,505,000 1,590,190
Capital One Financial Corp.
6.377% due 06/08/34  3,755,000 3,854,791
Citigroup, Inc.
3.106% due 04/08/26  655,000 641,838
3.980% due 03/20/30  720,000 679,848
5.500% due 09/13/25  630,000 629,561
CNA Financial Corp.
5.125% due 02/15/34  460,000 445,750
CNO Financial Group, Inc.
5.250% due 05/30/29  1,410,000 1,369,227
Credit Agricole SA (France)
4.000% due 01/10/33 ~ 455,000 422,485
6.251% due 01/10/35 ~ 9,550,000 9,613,586
Danske Bank AS (Denmark)
3.244% due 12/20/25 ~ 800,000 789,517
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,900,000 2,753,027
3.729% due 01/14/32  4,535,000 3,825,438
6.819% due 11/20/29  1,485,000 1,544,890
7.079% due 02/10/34  2,505,000 2,551,652

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
EPR Properties
3.600% due 11/15/31  $ 675,000 $ 563,088
Equinix, Inc.
2.150% due 07/15/30  3,125,000 2,621,330
Extra Space Storage LP
2.350% due 03/15/32  655,000 522,106
5.900% due 01/15/31  1,375,000 1,405,106
Fidelity National Financial, Inc.
3.400% due 06/15/30  7,045,000 6,256,038
FS KKR Capital Corp.
3.400% due 01/15/26  2,975,000 2,831,491
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  1,260,000 1,060,116
Goldman Sachs Group, Inc.
3.102% due 02/24/33  6,125,000 5,233,052
3.691% due 06/05/28  535,000 511,930
5.950% due 01/15/27  326,000 331,608
6.750% due 10/01/37  2,955,000 3,189,993
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  1,380,000 1,290,374
4.762% due 03/29/33  2,585,000 2,399,278
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 224,312
6.625% due 06/20/33 ~ 1,525,000 1,573,296
7.200% due 11/28/33 ~ 3,540,000 3,787,562
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,995,000 1,802,496
Jefferies Financial Group, Inc.
6.200% due 04/14/34  745,000 754,966
6.250% due 01/15/36  3,960,000 4,003,276
JPMorgan Chase & Co.
2.522% due 04/22/31  2,660,000 2,299,957
2.739% due 10/15/30  1,560,000 1,380,746
2.956% due 05/13/31  2,215,000 1,942,038
4.452% due 12/05/29  1,060,000 1,029,314
4.912% due 07/25/33  6,300,000 6,121,201
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 1,095,000 753,386
Macquarie Bank Ltd. (Australia)
3.231% due 03/21/25 ~ 1,855,000 1,824,506
Main Street Capital Corp.
6.950% due 03/01/29  545,000 551,311
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.309% due 07/20/32  1,780,000 1,464,339
Morgan Stanley
2.188% due 04/28/26  990,000 961,608
2.484% due 09/16/36  6,450,000 5,105,248
2.699% due 01/22/31  1,415,000 1,240,836
3.622% due 04/01/31  3,040,000 2,790,590
5.164% due 04/20/29  2,045,000 2,038,822
5.424% due 07/21/34  1,315,000 1,308,839
5.831% due 04/19/35  1,660,000 1,702,257
5.942% due 02/07/39  2,555,000 2,528,171
6.342% due 10/18/33  2,440,000 2,591,324
Mutual of Omaha Insurance Co.
6.800% due 06/15/36 ~ 1,000,000 1,051,376
NatWest Group PLC (United Kingdom)
4.892% due 05/18/29  360,000 352,056
5.076% due 01/27/30  1,840,000 1,808,320
Navient Corp.
5.000% due 03/15/27  1,785,000 1,705,800
a
Principal
Amount Value
Penn Mutual Life Insurance Co.
6.650% due 06/15/34 ~ $ 2,170,000 $ 2,256,662
PNC Financial Services Group, Inc.
5.068% due 01/24/34  920,000 889,551
Rocket Mortgage LLC/Rocket Mortgage
Co.-Issuer, Inc.
2.875% due 10/15/26 ~ 315,000 294,442
3.625% due 03/01/29 ~ 2,915,000 2,646,617
3.875% due 03/01/31 ~ 6,105,000 5,325,287
4.000% due 10/15/33 ~ 5,070,000 4,276,439
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,720,000 1,585,723
SBA Communications Corp.
3.125% due 02/01/29  2,170,000 1,936,427
Societe Generale SA (France)
2.625% due 01/22/25 ~ 3,135,000 3,074,597
3.653% due 07/08/35 ~ 4,340,000 3,657,764
6.066% due 01/19/35 ~ 1,990,000 1,971,472
7.132% due 01/19/55 ~ 2,185,000 2,093,043
Standard Chartered PLC (United Kingdom)
2.819% due 01/30/26 ~ 2,895,000 2,844,050
3.265% due 02/18/36 ~ 6,670,000 5,618,263
6.296% due 07/06/34 ~ 3,105,000 3,203,601
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,696,451
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.474% due 07/08/25  355,000 340,901
3.040% due 07/16/29  2,255,000 2,034,414
Truist Financial Corp.
5.867% due 06/08/34  1,130,000 1,139,161
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 694,953
3.091% due 05/14/32 ~ 2,240,000 1,911,565
4.194% due 04/01/31 ~ 3,155,000 2,946,340
4.751% due 05/12/28 ~ 675,000 661,282
5.699% due 02/08/35 ~ 1,270,000 1,269,220
6.442% due 08/11/28 ~ 680,000 697,450
6.537% due 08/12/33 ~ 1,885,000 1,979,130
9.016% due 11/15/33 ~ 2,780,000 3,352,569
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,585,000 2,411,359
5.459% due 06/30/35 ~ 455,000 426,521
VICI Properties LP
5.125% due 05/15/32  5,965,000 5,687,005
323,614,647
Industrial - 3.9%
Amphenol Corp.
5.250% due 04/05/34  780,000 777,849
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 1,605,000 1,454,156
5.300% due 03/26/34 ~ 4,340,000 4,301,852
Boeing Co.
2.196% due 02/04/26  485,000 456,067
3.750% due 02/01/50  690,000 451,914
5.150% due 05/01/30  2,750,000 2,641,604
5.705% due 05/01/40  4,460,000 4,114,302
5.805% due 05/01/50  6,965,000 6,281,460
5.930% due 05/01/60  155,000 138,673
6.298% due 05/01/29 ~ 895,000 907,859
6.388% due 05/01/31 ~ 710,000 723,114
6.528% due 05/01/34 ~ 730,000 747,820
6.858% due 05/01/54 ~ 4,060,000 4,169,610

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.008% due 05/01/64 ~ $ 1,170,000 $ 1,198,822
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ 1,135,000 1,152,185
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 12,995,000 11,465,303
5.125% due 06/08/26 ~ 2,340,000 2,250,777
Embraer Netherlands Finance BV (Brazil)
7.000% due 07/28/30 ~ 1,720,000 1,795,936
Empresa de los Ferrocarriles del Estado
(Chile)
3.068% due 08/18/50 ~ 620,000 376,663
GATX Corp.
6.050% due 03/15/34  630,000 644,567
6.050% due 06/05/54  640,000 641,444
Ingersoll Rand, Inc.
5.700% due 08/14/33  2,770,000 2,833,115
Jabil, Inc.
3.000% due 01/15/31  1,990,000 1,694,956
5.450% due 02/01/29  500,000 500,180
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  2,450,000 2,528,227
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,670,000 1,694,962
L3Harris Technologies, Inc.
5.350% due 06/01/34  1,140,000 1,132,403
Mohawk Industries, Inc.
5.850% due 09/18/28  1,655,000 1,688,904
Nordson Corp.
5.800% due 09/15/33  1,285,000 1,319,367
Owens Corning
5.700% due 06/15/34  565,000 570,466
7.000% due 12/01/36  3,525,000 3,924,095
RTX Corp.
5.150% due 02/27/33  4,600,000 4,554,249
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,245,000 1,086,049
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 2,565,000 2,389,655
TD SYNNEX Corp.
6.100% due 04/12/34  3,345,000 3,356,569
Textron, Inc.
6.100% due 11/15/33  6,595,000 6,835,964
Trimble, Inc.
6.100% due 03/15/33  2,600,000 2,693,774
Veralto Corp.
5.450% due 09/18/33 ~ 3,805,000 3,799,587
89,294,499
Technology - 2.8%
Atlassian Corp.
5.250% due 05/15/29  1,740,000 1,740,616
5.500% due 05/15/34  3,965,000 3,930,185
Broadcom, Inc.
3.137% due 11/15/35 ~ 1,405,000 1,125,621
3.187% due 11/15/36 ~ 14,320,000 11,337,870
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  7,180,000 6,277,557
Entegris, Inc.
4.750% due 04/15/29 ~ 3,575,000 3,423,161
Fiserv, Inc.
5.625% due 08/21/33  3,885,000 3,919,631
Gartner, Inc.
3.625% due 06/15/29 ~ 740,000 678,347
a
Principal
Amount Value
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  $ 2,445,000 $ 2,579,002
Leidos, Inc.
2.300% due 02/15/31  865,000 713,102
5.750% due 03/15/33  3,615,000 3,648,420
Marvell Technology, Inc.
5.950% due 09/15/33  1,090,000 1,126,666
Microchip Technology, Inc.
5.050% due 03/15/29  2,730,000 2,708,735
Micron Technology, Inc.
5.875% due 09/15/33  12,580,000 12,879,672
Oracle Corp.
2.875% due 03/25/31  1,830,000 1,580,837
4.100% due 03/25/61  2,145,000 1,538,496
6.250% due 11/09/32  1,940,000 2,054,304
Western Digital Corp.
2.850% due 02/01/29  1,315,000 1,142,229
4.750% due 02/15/26  940,000 920,961
63,325,412
Utilities - 0.9%
AES Corp.
3.950% due 07/15/30 ~ 2,390,000 2,187,000
Boston Gas Co.
3.001% due 08/01/29 ~ 410,000 368,072
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,200,000 1,921,173
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 3,151,335 3,061,277
Duke Energy Corp.
5.450% due 06/15/34  1,840,000 1,819,459
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 485,244
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,100,000 2,244,481
Entergy Corp.
2.800% due 06/15/30  650,000 568,112
IPALCO Enterprises, Inc.
4.250% due 05/01/30  610,000 566,550
NRG Energy, Inc.
4.450% due 06/15/29 ~ 1,810,000 1,709,933
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 288,688
3.250% due 06/01/31  1,290,000 1,109,861
4.300% due 03/15/45  1,835,000 1,412,865
Southern Co.
5.700% due 03/15/34  1,335,000 1,358,021
Transelec SA (Chile)
4.250% due 01/14/25 ~ 885,000 877,377
19,978,113
Total Corporate Bonds & Notes
    (Cost $894,819,418) 903,748,807
CONVERTIBLE CORPORATE BONDS & NOTES - 0.7%
Communications - 0.3%
DISH Network Corp.
3.375% due 08/15/26  4,500,000 2,813,220
18.936% due 12/15/25  1,805,000 1,338,142

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Etsy, Inc.
0.250% due 06/15/28  $ 2,895,000 $ 2,283,992
6,435,354
Consumer, Cyclical - 0.1%
Carnival Corp.
5.750% due 12/01/27  430,000 703,211
Southwest Airlines Co.
1.250% due 05/01/25  1,195,000 1,200,676
1,903,887
Consumer, Non-Cyclical - 0.2%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27  3,805,000 3,646,971
Teladoc Health, Inc.
1.250% due 06/01/27  1,840,000 1,529,402
5,176,373
Utilities - 0.1%
PPL Capital Funding, Inc.
2.875% due 03/15/28  2,995,000 2,875,949
Total Convertible Corporate Bonds & Notes
    (Cost $16,025,220) 16,391,563
SENIOR LOAN NOTES - 1.0%
Basic Materials - 0.1%
Asplundh Tree Expert LLC Term B
7.095% (SOFR + 1.750%)
due 05/23/31 § 2,875,901 2,877,184
Consumer, Cyclical - 0.7%
Hilton Domestic Operating Co., Inc. Term B
due 11/08/30 ∞ 1,378,707 1,381,292
Hilton Grand Vacations Borrower LLC
(1st Lien)
due 01/17/31 ± ∞ 4,363,724 4,371,906
Term B
7.837% (SOFR + 2.500%)
due 08/02/28 § 175,778 175,998
Resideo Funding, Inc. Term B
7.301% (SOFR + 2.000%)
due 06/13/31 ± § 2,411,218 2,417,246
7.349% (SOFR + 2.000%)
due 02/11/28 ± § 1,147,488 1,153,226
Wyndham Hotels & Resorts, Inc. Term B
7.094% (SOFR + 1.750%)
due 05/24/30 § 5,399,936 5,414,111
14,913,779
Consumer, Non-Cyclical - 0.2%
Trans Union LLC Term B8
due 06/24/31 ∞ 4,831,514 4,832,519
Total Senior Loan Notes
    (Cost $22,614,288) 22,623,482
MORTGAGE-BACKED SECURITIES - 17.6%
Collateralized Mortgage Obligations - Commercial - 2.1%
BANK 2019-BNK22
2.978% due 11/15/62  1,200,000 1,066,918
a
Principal
Amount Value
BANK 2023-BNK45
5.203% due 02/15/56  $ 1,020,000 $ 1,008,367
BANK 2023-BNK46
5.745% due 08/15/56  525,000 539,365
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 242,731
BX Trust
6.811% (SOFR + 1.491%)
due 07/15/29 ~ § 500,000 500,184
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,378,344
3.102% due 12/15/72  1,870,000 1,678,550
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~ 5,800,000 5,170,696
4.373% due 09/15/37 ~ 1,700,000 989,951
CSMC Trust
3.304% due 09/15/37 ~ 183,088 163,556
DBJPM Mortgage Trust
2.890% due 08/10/49  2,010,000 1,902,189
Extended Stay America Trust
6.523% (SOFR + 1.194%)
due 07/15/38 ~ § 3,903,516 3,891,445
7.693% (SOFR + 2.364%)
due 07/15/38 ~ § 3,899,885 3,901,778
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.419% due 05/25/33 ± § Ω 19,998,528 434,889
0.488% due 06/25/32 § 18,296,326 472,687
0.808% due 12/25/30 ± § Ω 11,184,574 409,457
Freddie Mac (IO)
0.578% due 02/25/36 ± § Ω 4,973,602 183,046
0.650% due 12/25/27 ± § Ω 5,949,042 94,015
0.863% due 03/25/28 ± § Ω 6,052,535 112,991
Freddie Mac Multifamily Structured Pass-
Through Certificates (IO)
0.294% due 07/25/33 ± § Ω 7,994,948 106,013
0.352% due 06/25/54 § 22,522,309 394,762
0.403% due 03/25/32 § 6,891,961 135,881
0.450% due 04/25/55 § 13,184,854 305,451
0.494% due 12/25/31 ± § Ω 14,928,688 311,565
0.610% due 03/25/31 ± § Ω 16,829,083 450,215
0.741% due 10/25/26 ± § Ω 16,343,581 178,692
1.013% due 06/25/29 ± § Ω 7,179,393 257,556
1.363% due 06/25/27 ± § Ω 1,435,438 34,168
1.405% due 07/25/26 ± § Ω 4,892,263 96,213
1.440% due 01/25/30 ± § Ω 3,296,588 197,704
Government National Mortgage Association
(IO)
0.061% due 10/16/48 ± § Ω 4,352,442 5,894
0.327% due 01/16/53 ± § Ω 23,347,184 225,835
0.447% due 08/16/58 ± § Ω 1,203,701 27,966
0.505% due 04/16/57 ± § Ω 1,571,422 44,036
0.519% due 12/16/59 ± § Ω 1,591,669 53,004
0.526% due 02/16/59 ± § Ω 1,825,222 54,999
0.566% due 01/16/63 ± § Ω 4,805,781 224,160
0.568% due 11/16/47 ± § Ω 7,487,341 147,811
0.570% due 07/16/58 ± § Ω 869,618 21,960
0.571% due 02/16/62 ± § Ω 3,361,982 155,736
0.611% due 06/16/64 ± § Ω 5,998,544 341,862
0.640% due 02/16/61 ± § Ω 2,101,110 99,205
0.664% due 11/16/55 ± § Ω 5,402,025 136,103
0.804% due 01/16/61 § 12,061,463 674,204

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
0.826% due 05/16/63 ± § Ω $ 4,543,281 $ 270,543
0.838% due 05/16/60 ± § Ω 1,711,481 96,240
0.873% due 10/16/62 ± § Ω 2,640,979 162,867
0.912% due 11/16/60 ± § Ω 5,531,283 347,241
1.422% due 10/16/60 § 29,861,205 2,782,775
GS Mortgage Securities Corp. Trust
3.668% due 03/05/33 ~ § 1,310,000 1,105,905
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,370,019
3.164% due 05/10/50  1,519,378 1,424,129
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  3,400,000 3,216,641
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 5,314,000 4,862,490
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 § 3,830,000 3,594,110
48,055,114
Collateralized Mortgage Obligations - Residential - 2.6%
510 Asset-Backed Trust
5.239% due 06/25/61 ~ § 1,131,499 1,115,579
Connecticut Avenue Securities Trust
6.435% (SOFR + 1.100%)
due 02/25/44 ~ § 1,028,357 1,029,418
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,087,379
Credit Suisse Mortgage Trust
2.000% due 01/25/60 ~ 1,249,488 1,074,479
CSMC Trust
1.101% due 05/25/66 ~ § 731,629 611,720
2.973% due 07/25/57 ~ § 9,880,000 9,002,419
4.080% due 03/25/60 ~ § 523,336 521,536
Fannie Mae (IO)
0.700% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,745,792 232,261
1.030% (6.366% - SOFR)
due 04/25/40 ± § Ω 212,966 20,870
1.150% (6.486% - SOFR)
due 07/25/42 ± § Ω 69,634 7,223
1.200% (6.536% - SOFR)
due 03/25/42 ± § Ω 447,831 26,571
1.206% due 10/25/35 ± § Ω 127,787 8,931
1.301% due 03/25/36 ± § Ω 81,419 5,167
2.007% due 07/25/36 ± § Ω 140,942 13,643
3.000% due 11/25/26 - 09/25/32 ± Ω 776,294 23,638
3.500% due 07/25/28 - 11/25/41 ± Ω 753,615 92,131
4.000% due 11/25/41 ± Ω 921,873 166,222
4.500% due 11/25/39 - 09/25/48 ± Ω 2,052,608 283,432
5.000% due 01/25/38 - 01/25/39 ± Ω 324,366 54,979
5.000% due 01/25/39 ± § Ω 84,150 15,367
5.500% due 01/25/39 ± § Ω 77,694 15,584
5.500% due 06/25/44 ± Ω 450,755 40,533
5.681% due 12/25/36 ± § Ω 600,643 50,056
6.000% due 01/25/38 - 07/25/38 ± Ω 328,149 67,073
Freddie Mac (IO)
0.502% (5.836% - SOFR)
due 10/15/41 ± § Ω 188,894 15,986
0.552% (5.886% - SOFR)
due 05/15/44 ± § Ω 989,494 79,828
0.582% (5.916% - SOFR)
due 09/15/37 ± § Ω 547,037 40,930
0.602% (5.936% - SOFR)
due 08/15/39 ± § Ω 495,703 37,576
a
Principal
Amount Value
0.782% (6.116% - SOFR)
due 01/15/40 ± § Ω $ 92,422 $ 7,622
0.802% (6.136% - SOFR)
due 09/15/42 ± § Ω 313,561 24,352
0.842% (6.176% - SOFR)
due 11/15/36 ± § Ω 171,178 14,577
3.000% due 12/15/31 ± Ω 105,423 3,973
3.500% due 06/15/27 ± Ω 307,782 7,191
GITSIT Mortgage Loan Trust
7.466% due 06/25/54 ~ § 2,325,000 2,343,126
Government National Mortgage Association
(IO)
0.657% (5.986% - SOFR)
due 08/16/42 ± § Ω 361,374 35,462
0.707% (6.036% - SOFR)
due 06/16/43 ± § Ω 287,711 11,447
0.757% (6.086% - SOFR)
due 10/16/42 ± § Ω 488,810 47,963
1.027% (6.366% - SOFR)
due 04/20/40 ± § Ω 51,554 5,411
1.097% (6.436% - SOFR)
due 06/20/40 ± § Ω 981,960 109,951
1.157% (6.486% - SOFR)
due 04/16/42 ± § Ω 984,880 127,433
3.500% due 05/20/43 - 04/20/50 ± Ω 2,118,649 367,145
4.000% due 04/16/45 ± Ω 532,114 95,219
5.000% due 10/20/44  2,600,415 508,952
5.737% (SOFR + 0.414%)
due 02/20/68 § 276,920 275,821
5.737% (SOFR + 0.414%)
due 05/20/68 - 07/20/68 ± § Ω 724,078 713,443
5.937% (SOFR + 0.614%)
due 03/20/61 § 294,817 294,542
6.433% (SOFR + 1.114%)
due 05/20/60 ± § Ω 76,037 75,685
Government National Mortgage Association
REMICS (IO)
3.500% due 07/20/50  5,748,421 1,036,606
4.000% due 01/16/46 ± Ω 684,254 117,782
4.000% due 02/16/50 8,191,704 1,566,529
4.500% due 09/16/45  4,518,912 834,211
5.000% due 05/16/43 ± Ω 4,838,760 492,008
Legacy Mortgage Asset Trust
2.250% due 07/25/67 ~ § 3,152,399 3,071,832
4.750% due 04/25/61 ~ § 1,666,428 1,637,275
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 540,958
2.500% due 11/25/60 ~ § 700,000 586,502
3.750% due 05/25/58 ~ § 244,631 234,567
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 3,099,099 2,872,594
6.664% due 03/25/39 ~ § 1,655,000 1,659,906
NLT Trust
3.200% due 10/25/62 ~ § 1,349,885 1,196,296
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,381,494 2,195,862
6.509% due 05/25/39 ~ § 1,425,000 1,431,258
PRKCM Trust
2.071% due 11/25/56 ~ § 917,880 775,310
PRPM LLC
3.750% due 03/25/54 ~ § 1,043,431 997,445
4.000% due 11/25/53 ~ § 2,216,287 2,134,174
4.200% due 12/25/64 ~ § 2,314,756 2,226,388
6.959% due 02/25/29 ~ § 1,879,219 1,887,748

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.026% due 03/25/29 ~ § $ 973,137 $ 977,708
RCO VII Mortgage LLC
7.021% due 01/25/29 ~ § 3,159,896 3,152,488
Redwood Funding Trust
7.500% due 07/25/59 ~ § 681,637 673,758
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,092,008
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 545,216 510,258
3.750% due 12/25/58 ~ § 505,000 450,814
Verus Securitization Trust
1.013% due 09/25/66 ~ § 800,604 667,306
VOLT XCII LLC
4.893% due 02/27/51 ~ § 1,457,241 1,438,255
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 497,929 492,917
59,760,609
Fannie Mae - 8.0%
1.500% due 03/01/51  1,365,838 1,021,786
2.000% due 02/01/52  19,945,171 15,661,795
2.500% due 12/01/51  45,685,626 37,379,228
2.500% due 11/01/50 - 06/01/62 46,949,954 38,365,853
3.000% due 09/01/42 - 03/01/52 25,773,114 22,402,685
3.500% due 03/01/43 - 06/01/52 26,367,267 23,682,224
3.900% due 08/01/32  500,000 468,348
4.000% due 11/01/42 - 04/01/52 10,194,216 9,501,052
4.060% due 07/01/32  600,000 568,754
4.310% due 02/01/30  500,000 489,736
4.420% due 04/01/33  197,828 192,557
4.490% due 06/01/28  1,600,000 1,578,860
4.500% due 10/01/44 - 03/01/54 9,517,488 9,089,561
4.680% due 07/01/33  100,000 99,353
5.000% due 05/01/41 - 03/01/53 5,269,137 5,162,782
5.500% due 05/01/53 - 09/01/53 8,524,249 8,426,964
6.000% due 07/01/41 - 05/01/53 5,536,671 5,587,409
6.500% due 05/01/40 - 02/01/53 1,801,065 1,856,320
7.000% due 02/01/39  327,736 345,020
181,880,287
Freddie Mac - 4.7%
2.000% due 12/01/51  48,821,861 38,266,470
2.140% (UST + 1.285%)
due 03/01/47 § 281,352 262,192
2.500% due 11/01/50 - 04/01/52 42,254,419 34,855,418
3.000% due 11/01/49 - 05/01/52 5,110,896 4,412,017
3.500% due 04/01/52 - 06/01/52 6,477,207 5,750,394
4.000% due 06/01/44 - 02/01/53 10,799,722 10,068,961
4.500% due 03/01/47 - 11/01/52 3,512,727 3,343,177
5.000% due 03/01/38 - 06/01/53 5,095,981 4,976,303
5.500% due 04/01/53 - 06/01/53 3,571,131 3,533,680
6.000% due 11/01/39  1,101,767 1,128,458
6.500% due 01/01/53  279,212 287,061
7.000% due 03/01/39  94,104 99,934
106,984,065
Government National Mortgage Association - 0.2%
4.500% due 03/20/41 - 03/20/49 2,353,802 2,281,158
5.000% due 10/20/47  278,606 276,898
6.000% due 09/20/38  492,644 515,589
3,073,645
Total Mortgage-Backed Securities
    (Cost $424,548,914) 399,753,720
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 12.6%
Automobile Other - 2.4%
American Credit Acceptance Receivables
Trust
5.830% due 10/13/28 ~ $ 3,175,000 $ 3,167,768
7.650% due 09/12/30 ~ 3,460,000 3,587,290
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 707,057
Avis Budget Rental Car Funding AESOP
LLC
3.340% due 08/20/26 ~ 5,000,000 4,804,151
4.250% due 02/20/27 ~ 260,000 252,198
6.110% due 12/20/30 ~ 560,000 557,133
6.480% due 06/20/30 ~ 2,080,000 2,097,733
Bridgecrest Lending Auto Securitization
Trust
6.070% due 02/15/30  1,000,000 1,009,576
6.300% due 02/15/30  1,100,000 1,112,378
7.840% due 08/15/29  2,265,000 2,367,383
CarMax Auto Owner Trust
5.690% due 11/15/29  1,330,000 1,345,156
6.000% due 07/15/30  2,700,000 2,697,975
6.420% due 10/15/30  45,000 45,517
Carvana Auto Receivables Trust
5.800% due 05/10/30 ~ 710,000 712,346
6.300% due 05/10/30 ~ 300,000 299,930
6.440% due 09/10/30 ~ 400,000 401,134
6.590% due 02/11/30 ~ 1,495,000 1,523,928
7.220% due 02/11/30 ~ 1,000,000 1,025,290
Credit Acceptance Auto Loan Trust
6.700% due 10/16/34 ~ 680,000 684,769
6.710% due 07/17/34 ~ 390,000 395,576
Exeter Automobile Receivables Trust
5.700% due 07/16/29  100,000 100,425
5.980% due 09/16/30  300,000 300,842
GLS Auto Receivables Issuer Trust
5.950% due 12/17/29 ~ 3,500,000 3,500,863
6.190% due 02/15/30 ~ 160,000 161,544
6.440% due 05/15/29 ~ 2,697,000 2,721,958
GLS Auto Select Receivables Trust
due 08/15/30 # ~ 400,000 400,851
due 08/15/31 # ~ 600,000 601,536
6.430% due 01/15/31 ~ 1,390,000 1,402,510
Hertz Vehicle Financing LLC
1.560% due 12/26/25 ~ 2,295,000 2,263,088
LAD Auto Receivables Trust
5.330% due 02/15/29 ~ 1,040,000 1,033,977
5.640% due 06/15/29 ~ 1,040,000 1,033,970
6.150% due 06/16/31 ~ 600,000 603,742
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 760,864
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  2,085,000 2,048,677
5.840% due 06/17/30  100,000 100,970
5.970% due 10/15/31  2,310,000 2,320,267
6.280% due 08/15/31  100,000 101,557
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 100,104
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 299,621
7.290% due 07/15/30 ~ 100,000 103,109
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,250,146

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.910% due 04/15/30 ~ $ 500,000 $ 499,741
6.020% due 10/15/29 ~ 1,695,000 1,698,306
53,202,956
Automobile Sequential - 0.8%
Avis Budget Rental Car Funding AESOP
LLC
5.130% due 10/20/28 ~ 2,560,000 2,543,665
5.780% due 04/20/28 ~ 4,140,000 4,173,905
5.900% due 08/21/28 ~ 2,000,000 2,026,017
6.020% due 02/20/30 ~ 890,000 913,740
Carvana Auto Receivables Trust
5.080% due 03/11/30 ~ 1,463,000 1,461,314
6.420% due 01/10/28 ~ 1,690,130 1,698,253
Credit Acceptance Auto Loan Trust
5.950% due 06/15/34 ~ 1,445,000 1,450,551
Octane Receivables Trust
5.680% due 05/20/30 ~ 1,640,000 1,641,067
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 2,245,000 2,241,671
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 573,714
18,723,897
Credit Card Bullet - 0.0%
Mission Lane Credit Card Master Trust
6.200% due 08/15/29 ~ 715,000 714,771
Other Asset-Backed Securities - 9.4%
37 Capital CLO 4 Ltd.
10.867% (SOFR + 5.500%)
due 01/15/34 ~ § 1,500,000 1,521,852
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,625,635
6.890% due 02/15/29 ~ 110,000 110,194
7.110% due 11/15/28 ~ 303,518 304,522
AMMC CLO 18 Ltd. (Cayman)
7.197% (SOFR + 1.862%)
due 05/26/31 ~ § 2,615,000 2,620,233
AMMC CLO XII Ltd. (Cayman)
7.087% (SOFR + 1.762%)
due 11/10/30 ~ § 2,635,000 2,640,278
Anchorage Capital CLO 13 LLC (Cayman)
7.390% (SOFR + 2.062%)
due 04/15/34 ~ § 2,085,000 2,086,357
Anchorage Capital CLO 19 Ltd. (Cayman)
7.440% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,427,941
Anchorage Capital CLO 28 Ltd. (Cayman)
7.535% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 568,596
Anchorage Capital CLO 6 Ltd. (Cayman)
7.425% (SOFR + 2.100%)
due 04/22/34 ~ § 2,530,000 2,545,313
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 98,935 99,786
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 2,525,000 2,537,271
Bain Capital CLO Ltd. (Jersey)
7.325% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,701,830
Bain Capital Credit CLO Ltd. (Cayman)
7.589% (SOFR + 2.262%)
due 04/18/34 ~ § 950,000 946,206
a
Principal
Amount Value
Betony CLO 2 Ltd. (Cayman)
7.191% (SOFR + 1.862%)
due 04/30/31 ~ § $ 775,000 $ 777,566
BHG Securitization Trust
5.810% due 04/17/35 ~ 966,670 970,718
6.490% due 04/17/35 ~ 1,075,000 1,077,618
Business Jet Securities LLC
6.197% due 05/15/39 ~ 568,807 571,874
Canyon CLO Ltd. (Cayman)
7.290% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,179
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
7.084% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 752,312
CarVal CLO II Ltd. (Cayman)
8.786% (SOFR + 3.462%)
due 04/20/32 ~ § 250,000 250,861
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 3,823,061 3,446,094
Cerberus Loan Funding XLVII LLC
7.082% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,685,000
CIFC Funding Ltd. (Cayman)
6.989% (SOFR + 1.662%)
due 04/18/31 ~ § 3,350,000 3,360,235
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,846,879 1,643,682
2.720% due 01/18/47 ~ 3,878,928 3,465,452
College Ave Student Loans LLC
5.690% due 08/25/54 ~ 3,095,000 3,113,408
6.080% due 08/25/54 ~ 880,000 885,390
DB Master Finance LLC
4.030% due 11/20/47 ~ 468,750 445,784
Dryden 53 CLO Ltd. (Cayman)
6.990% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 1,001,320
Elmwood CLO VIII Ltd. (Cayman)
6.877% (SOFR + 1.550%)
due 04/20/37 ~ § 1,600,000 1,605,685
9.127% (SOFR + 3.800%)
due 04/20/37 ~ § 2,515,000 2,559,411
EverBright Solar Trust
6.430% due 06/22/54 ~ 866,315 861,359
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 955,500 910,804
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,100,652
2.189% due 08/17/38 ~ 4,049,000 3,723,013
FOCUS Brands Funding
8.241% due 10/30/53 ~ 497,500 528,147
Foundation Finance Trust
1.270% due 05/15/41 ~ 1,299,128 1,181,985
Frontier Issuer LLC
due 06/20/54 # ~ 4,690,000 4,703,874
6.600% due 08/20/53 ~ 5,100,000 5,140,999
Generate CLO 7 Ltd. (Cayman)
7.499% (SOFR + 2.200%)
due 04/22/37 ~ § 2,000,000 2,010,658
Golub Capital Partners CLO 53B Ltd.
(Cayman)
7.386% (SOFR + 2.062%)
due 07/20/34 ~ § 1,325,000 1,325,858

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Golub Capital Partners CLO 72 B Ltd.
(Jersey)
7.396% (SOFR + 2.100%)
due 04/25/37 ~ § $ 1,805,000 $ 1,813,904
Hardee's Funding LLC
7.253% due 03/20/54 ~ 458,850 462,107
Hayfin Kingsland X Ltd. (Cayman)
7.436% (SOFR + 2.112%)
due 04/28/31 ~ § 4,185,000 4,190,568
Hildene Community Funding CDO Ltd.
(Cayman)
2.600% due 11/01/35 ~ 2,255,771 1,914,073
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 361,903 364,194
HIN Timeshare Trust
3.420% due 10/09/39 ~ 389,606 365,005
HINNT LLC
5.490% due 03/15/43 ~ 562,303 563,656
Invesco CLO Ltd. (Cayman)
7.236% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 836,401
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 6,021,275 5,615,668
KKR CLO 44 Ltd. (Cayman)
8.010% (SOFR + 2.700%)
due 01/20/36 ~ § 4,120,000 4,180,127
Long Point Park CLO Ltd.
6.954% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 661,693
Madison Park Funding XLVIII Ltd. (Cayman)
7.588% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 962,378
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ 200,000 202,489
Milos CLO Ltd. (Cayman)
7.136% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,056,892
Mosaic Solar Loan Trust
5.600% due 04/22/52 ~ 4,603,774 4,486,570
Mosaic Solar Loans LLC
5.500% due 09/20/49 ~ 3,310,379 3,283,254
MVW LLC
5.320% due 02/20/43 ~ 1,207,886 1,207,410
6.200% due 02/20/43 ~ 422,903 424,002
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 1,082,579 954,394
1.690% due 05/15/69 ~ 3,130,318 2,876,433
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 593,179
OCP CLO Ltd. (Cayman)
7.286% (SOFR + 1.962%)
due 07/20/32 ~ § 1,500,000 1,501,332
Octagon Investment Partners 31 Ltd.
(Cayman)
6.825% (SOFR + 1.500%)
due 07/20/30 ~ § 2,035,000 2,040,864
OHA Credit Funding 17 Ltd. (Bermuda)
7.213% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,281,472
OHA Credit Funding 18 Ltd. (Bermuda)
7.742% (SOFR + 2.450%)
due 04/20/37 ~ § 2,500,000 2,523,522
a
Principal
Amount Value
OHA Credit Partners XI Ltd. (Cayman)
7.125% (SOFR + 1.800%)
due 04/20/37 ~ § $ 1,260,000 $ 1,259,965
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,074,024
4.050% due 10/14/36 ~ 2,735,000 2,445,391
Palmer Square BDC CLO 1 Ltd. (Cayman)
6.925% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,344,807
7.475% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,919,567
Palmer Square CLO Ltd. (Cayman)
7.305% (SOFR + 2.000%)
due 04/15/37 ~ § 1,305,000 1,311,327
Palmer Square Loan Funding Ltd. (Cayman)
6.990% (SOFR + 1.662%)
due 10/15/29 ~ § 2,283,000 2,286,082
Park Blue CLO Ltd. (Jersey)
8.029% (SOFR + 2.700%)
due 01/25/37 ~ § 5,500,000 5,539,339
PK Alift Loan Funding 3 LP
due 09/15/39 # ~ 610,000 611,675
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,501,755 5,036,219
4.008% due 12/05/51 ~ 195,500 172,113
5.765% due 06/05/54 ~ 3,355,000 3,364,005
Post CLO Ltd. (Cayman)
8.525% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 496,273
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,061,046
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 201,645
2.688% due 05/17/26 ~ 455,000 419,869
Reese Park CLO Ltd. (Cayman)
7.240% (SOFR + 1.912%)
due 10/15/34 ~ § 755,000 755,493
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,621,510
Rockford Tower CLO Ltd. (Cayman)
8.236% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 972,549
8.587% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,939,952
RR 28 Ltd. (Cayman)
6.841% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,016,651
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 372,486
SEB Funding LLC
7.386% due 04/30/54 ~ 1,400,000 1,422,379
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 1,703,500 1,697,368
7.120% due 09/20/40 ~ 68,323 69,017
Silver Point CLO 4 Ltd.
6.887% (SOFR + 1.630%)
due 04/15/37 ~ § 1,880,000 1,888,154
Sixth Street CLO XXIV Ltd. (Jersey)
6.815% (SOFR + 1.520%)
due 04/23/37 ~ § 1,590,000 1,596,175
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 344,543 313,462
1.340% due 03/17/53 ~ 1,898,229 1,718,480
1.390% due 01/15/53 ~ 1,066,748 942,615

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.590% due 01/15/53 ~ $ 207,641 $ 185,565
3.960% due 07/15/42 ~ 1,155,000 1,089,060
4.000% due 07/15/42 ~ 120,000 113,107
5.240% due 03/15/56 ~ 3,063,904 3,055,955
5.500% due 06/17/52 ~ 966,189 975,216
5.880% due 03/15/56 ~ 1,997,000 1,998,169
6.060% due 06/17/52 ~ 295,000 301,313
6.783% (SOFR + 1.450%)
due 03/15/56 ~ § 3,346,876 3,399,314
Sound Point CLO XXXII Ltd. (Cayman)
7.735% (SOFR + 2.412%)
due 10/25/34 ~ § 1,540,000 1,542,583
Stonepeak ABS
2.301% due 02/28/33 ~ 4,382,973 4,070,367
Stream Innovations Issuer Trust
due 07/15/44 # ~ 160,000 160,248
Subway Funding LLC
6.028% due 07/30/54 ~ 3,850,000 3,893,858
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,362,683 2,289,832
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 396,733 351,470
2.100% due 09/20/45 ~ 1,439,565 1,310,228
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,103,682 1,953,921
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 850,827 848,672
TIF Funding II LLC (Bermuda)
2.090% due 08/20/45 ~ 698,333 633,864
TIF Funding III LLC (Bermuda)
5.480% due 04/20/49 ~ 1,785,875 1,781,369
6.310% due 04/20/49 ~ 417,031 418,198
Trafigura Securitisation Finance PLC
(Ireland)
6.737% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,636,817
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,719,258
Wave LLC
3.597% due 09/15/44 ~ 890,107 806,742
Wellington Management CLO 2 Ltd. (Jersey)
6.864% (SOFR + 1.550%)
due 04/20/37 ~ § 2,000,000 2,004,720
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 164,516 152,141
Ziply Fiber Issuer LLC
6.640% due 04/20/54 ~ 4,100,000 4,174,066
213,183,230
Total Asset-Backed Securities
    (Cost $283,948,485) 285,824,854
U.S. GOVERNMENT AGENCY ISSUES - 0.0%
Tennessee Valley Authority
4.250% due 09/15/65  1,430,000 1,227,613
Total U.S. Government Agency Issues
    (Cost $1,197,991) 1,227,613
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 17.5%
U.S. Treasury Bonds - 10.5%
1.875% due 11/15/51  $ 19,187,500 $ 11,140,742
2.000% due 11/15/41  18,705,000 12,857,495
2.000% due 08/15/51  5,440,000 3,269,100
2.375% due 05/15/51  8,105,000 5,340,119
3.000% due 11/15/44  12,360,000 9,656,733
3.000% due 02/15/49  500,000 378,828
3.250% due 05/15/42  7,500,000 6,238,916
3.375% due 08/15/42  5,590,000 4,723,113
3.375% due 11/15/48  5,000 4,062
3.625% due 08/15/43  510,000 443,302
3.625% due 02/15/53  1,070,000 910,461
3.625% due 05/15/53  30,590,000 26,036,153
3.875% due 05/15/43 ‡ 4,350,000 3,926,130
4.000% due 11/15/52  10,270,000 9,357,936
4.125% due 08/15/53 ‡ 77,190,000 71,898,264
4.250% due 02/15/54  12,755,000 12,148,141
4.375% due 08/15/43 ‡ 52,750,000 50,932,598
4.500% due 02/15/44  5,645,000 5,539,156
4.625% due 05/15/54  4,855,000 4,922,894
239,724,143
U.S. Treasury Inflation Protected Securities - 0.0%
1.125% due 01/15/33 ^ 478,878 443,270
1.500% due 02/15/53 ^ 274,217 230,620
673,890
U.S. Treasury Notes - 7.0%
due 06/30/29 # 15,705,000 15,640,585
due 06/30/31 # 240,000 238,669
3.875% due 08/15/33  58,455,000 56,249,237
4.000% due 02/15/34  13,030,000 12,650,298
4.125% due 03/31/31  7,410,000 7,313,902
4.375% due 05/15/34  2,820,000 2,821,101
4.875% due 10/31/28  9,345,000 9,521,131
4.875% due 10/31/30  52,410,000 53,900,409
158,335,332
Total U.S. Treasury Obligations
    (Cost $406,071,502) 398,733,365
FOREIGN GOVERNMENT BONDS & NOTES - 6.4%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/29  BRL 39,804,000 6,626,788
10.000% due 01/01/33  91,166,000 14,478,967
Chile Government (Chile)
3.500% due 01/31/34  $ 3,055,000 2,655,879
3.500% due 01/25/50  1,985,000 1,432,864
Colombia Government (Colombia)
7.500% due 02/02/34  1,980,000 1,986,610
8.000% due 11/14/35  4,315,000 4,446,878
Dominican Republic (Dominican Republic)
due 06/01/36 # ~ 1,665,000 1,661,195
4.875% due 09/23/32 ~ 2,310,000 2,073,526
7.050% due 02/03/31 ~ 855,000 880,650
Indonesia Treasury (Indonesia)
6.875% due 04/15/29  IDR 94,174,000,000 5,739,956
Mexican Bonos (Mexico)
5.750% due 03/05/26  MXN 45,261,300 2,288,175
7.500% due 05/26/33  49,140,400 2,313,534
7.750% due 11/23/34  44,762,800 2,107,387

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $8,836,651 or 0.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, investments with a total aggregate value of $17,754,949 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a
Principal
Amount Value
8.500% due 05/31/29  MXN 209,860,800 $ 10,804,590
New Zealand Government (New Zealand)
3.500% due 04/14/33 ~ NZD 10,595,000 5,927,459
Norway Government (Norway)
1.750% due 03/13/25 ~ NOK 65,095,000 5,986,185
Panama Government (Panama)
6.853% due 03/28/54  $ 685,000 628,812
8.000% due 03/01/38  1,480,000 1,562,192
Paraguay Government (Paraguay)
6.000% due 02/09/36 ~ 1,240,000 1,249,390
Philippine Government (Philippines)
2.650% due 12/10/45  1,635,000 1,074,213
2.950% due 05/05/45  2,275,000 1,577,636
Qatar Government (Qatar)
5.103% due 04/23/48 ~ 2,160,000 2,106,227
Republic of Poland Government (Poland)
5.500% due 04/04/53  1,580,000 1,552,512
5.500% due 03/18/54  5,825,000 5,661,609
Republic of South Africa Government
(South Africa)
4.850% due 09/30/29  950,000 871,253
5.875% due 04/20/32  2,715,000 2,523,389
7.300% due 04/20/52  2,360,000 2,137,667
8.875% due 02/28/35  ZAR 84,940,000 3,953,168
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~ $ 245,000 201,901
3.900% due 10/19/31 ~ 1,005,000 818,396
5.375% due 05/29/27 ~ EUR 2,200,000 2,353,102
6.900% due 02/28/32 ~ $ 2,545,000 2,482,374
Romania Government (Romania)
6.375% due 01/30/34 ~ 1,938,000 1,960,835
7.125% due 01/17/33 ~ 738,000 778,523
Serbia Government (Serbia)
6.000% due 06/12/34 ~ 2,020,000 1,990,958
Turkiye Government (Turkey)
5.875% due 05/21/30  EUR 3,845,000 4,129,103
U.K. Gilts (United Kingdom)
0.250% due 01/31/25 ~ GBP 6,930,000 8,555,525
United Arab Emirates (United Arab
Emirates)
due 07/02/34 # ~ $ 6,365,000 6,349,982
Uruguay Government (Uruguay)
8.250% due 05/21/31  UYU 510,600,000 12,135,569
9.750% due 07/20/33  291,860,000 7,487,953
Total Foreign Government Bonds & Notes
    (Cost $151,605,649) 145,552,932
SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreements - 3.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$79,281,812; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $80,834,280) $ 79,249,122 79,249,122
a
U.S. Government Agency Issues - 1.4%
Federal Home Loan Bank
5.468% due 07/01/24  5,845,000 5,842,449
a
Principal
Amount Value
5.468% due 07/03/24  $ 2,245,000 $ 2,243,368
5.471% due 07/08/24  13,500,000 13,480,369
5.473% due 07/15/24  11,200,000 11,172,313
32,738,499
U.S. Treasury Bills - 0.9%
3.109% due 07/05/24  4,570,000 4,567,325
3.935% due 07/09/24  9,855,000 9,843,574
4.652% due 07/18/24 ‡ 5,655,000 5,640,967
20,051,866
Total Short-Term Investments
(Cost $132,054,350) 132,039,487
TOTAL INVESTMENTS - 101.3%
(Cost $2,332,885,817) 2,305,895,823
DERIVATIVES - 0.0% 944,945
OTHER ASSETS & LIABILITIES, NET - (1.3%) (30,431,792)
NET ASSETS - 100.0% $ 2,276,408,976
Corporate Bonds & Notes 39 .7%
Mortgage-Backed Securities 17 .6%
U.S. Treasury Obligations 17 .5%
Asset-Backed Securities 12 .6%
Foreign Government Bonds & Notes 6 .4%
Short-Term Investments 5 .8%
Others (each less than 3.0%) 1 .7%
101 .3%
Derivatives 0 .0%
Other Assets and Liabilities, Net ( 1 .3% )
100 .0%

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2024, open futures contracts outstanding were as follows:
(e) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/24 899 $ 183,043,674 $ 183,592,656 $ 548,982
CBOT U.S. Long Bond 09/24 2,193 256,078,378 259,459,313 3,380,935
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 422 47,409,902 47,910,187 500,285
$ 4,430,202
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 09/24 57 6,030,671 6,074,953 (44,282)
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 2,534 284,639,197 287,688,187 (3,048,990)
CME Ultra Long Term U.S. Treasury Bond 09/24 232 28,687,765 29,079,750 (391,985)
( $ 3,485,257 )
Total Futures Contracts $ 944,945
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 903,748,807 $ – $ 903,748,807 $ –
Convertible Corporate Bonds & Notes 16,391,563 – 16,391,563 –
Senior Loan Notes 22,623,482 – 14,681,104 7,942,378
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 48,055,114 – 42,773,128 5,281,986
Collateralized Mortgage Obligations - Residential 59,760,609 – 56,205,944 3,554,665
Fannie Mae 181,880,287 – 181,880,287 –
Freddie Mac 106,984,065 – 106,984,065 –
Government National Mortgage Association 3,073,645 – 3,073,645 –
Total Mortgage-Backed Securities 399,753,720 – 390,917,069 8,836,651
Asset-Backed Securities 285,824,854 – 285,824,854 –
U.S. Government Agency Issues 1,227,613 – 1,227,613 –
U.S. Treasury Obligations 398,733,365 – 398,733,365 –
Foreign Government Bonds & Notes 145,552,932 – 145,552,932 –
Short-Term Investments 132,039,487 – 132,039,487 –
Derivatives:
Interest Rate Contracts
Futures 4,430,202 4,430,202 – –
Total Assets 2,310,326,025 4,430,202 2,289,116,794 16,779,029
a
Liabilities Due to Custodian (233,879) – (233,879) –
Derivatives:
Interest Rate Contracts
Futures (3,485,257) (3,485,257) – –
Total Liabilities (3,719,136) (3,485,257) (233,879) –
Total $ 2,306,606,889 $ 944,945 $ 2,288,882,915 $ 16,779,029

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 4.9%
Invesco Senior Loan ETF 213,810 $ 4,498,562
iShares iBoxx High Yield Corporate Bond 39,920 3,079,429
SPDR Blackstone Senior Loan 71,513 2,989,243
SPDR Bloomberg High Yield Bond 16,318 1,538,298
SPDR Bloomberg Short Term High Yield
Bond 62,000 1,548,140
a
Total Exchange-Traded Funds
    (Cost $13,535,283) 13,653,672
Principal
Amount
CORPORATE BONDS & NOTES - 2.8%
Consumer, Non-Cyclical - 0.6%
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.625% due 07/15/26 ~ $ 66,000 65,862
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,475,425 1,525,054
1,590,916
Financial - 2.0%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
7.000% due 01/15/31 ~ 1,866,000 1,886,609
CoreLogic, Inc.
4.500% due 05/01/28 ~ 2,125,000 1,930,654
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 1,850,000 1,872,577
5,689,840
Technology - 0.2%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 500,000 497,919
Total Corporate Bonds & Notes
    (Cost $7,701,961) 7,778,675
SENIOR LOAN NOTES - 90.0%
Communications - 1.8%
CNT Holdings I Corp. Term B
8.830% (SOFR + 3.500%)
due 11/08/27 § 3,722,326 3,736,802
StubHub Holdco Sub LLC Term B
10.094% (SOFR + 4.750%)
due 03/15/30 § 1,477,794 1,480,565
5,217,367
Consumer, Cyclical - 7.9%
Alterra Mountain Co. Term B
8.594% (SOFR + 3.250%)
due 08/17/28 ± § ∞ 3,494,898 3,516,741
Aramark Services, Inc. Term B8
7.344% (SOFR + 2.000%)
due 06/22/30 § 247,500 248,304
BCPE Empire Holdings, Inc.
9.344% (SOFR + 4.000%)
due 12/11/28 § 3,484,569 3,491,866
Caesars Entertainment, Inc. Term B1
8.097% (SOFR + 2.750%)
due 02/06/30 § 2,368,081 2,372,521
a
Principal
Amount Value
ClubCorp Holdings, Inc. Term B
10.596% (SOFR + 5.000%)
due 09/18/26 § ∞ $ 4,442,335 $ 4,472,876
MajorDrive Holdings IV LLC Term B
9.596% (SOFR + 4.000%)
due 06/01/28 § 994,872 997,803
MIC Glen LLC Term B2
9.708% (SOFR + 4.250%)
due 07/21/28 § 498,750 500,870
Ovg Business Services LLC Term B
8.345% (SOFR + 3.000%)
due 06/25/31 § 250,000 249,844
SeaWorld Parks & Entertainment, Inc.
Term B2
7.844% (SOFR + 2.500%)
due 08/25/28 § 471,114 471,997
Whatabrands LLC Term B
8.094% (SOFR + 2.750%)
due 08/03/28 § ∞ 3,274,262 3,279,232
White Cap Buyer LLC Term B
due 10/19/29 ∞ 500,000 501,203
Windsor Holdings III LLC Term B
9.339% (SOFR + 4.000%)
due 08/01/30 § ∞ 1,993,117 2,009,062
22,112,319
Consumer, Non-Cyclical - 15.8%
8th Avenue Food & Provisions, Inc. Term B
9.208% (SOFR + 3.750%)
due 10/01/25 § 3,818,934 3,627,987
10.208% (SOFR + 4.750%)
due 10/01/25 ± § 124,043 118,151
AlixPartners LLP Term B
7.958% (SOFR + 2.500%)
due 02/04/28 § 744,230 745,832
Allied Universal Holdco LLC Term B
9.194% (SOFR + 3.750%)
due 05/12/28 § ∞ 6,982,051 6,964,163
Anticimex Global AB (Sweden)
Term B1
8.460% (SOFR + 3.150%)
due 11/16/28 § 2,364,473 2,367,429
Term B6
due 11/16/28 ∞ 872,813 879,177
Bausch & Lomb Corp.
9.344% (SOFR + 4.000%)
due 09/29/28 § 2,858,108 2,844,709
Curium Bidco SARL Term B (Luxembourg)
9.335% (SOFR + 4.000%)
due 07/31/29 § 1,731,286 1,741,024
Fiesta Purchaser, Inc. Term B
9.344% (SOFR + 4.000%)
due 02/12/31 § 295,000 297,540
Gainwell Acquisition Corp.
(2nd Lien)
13.402% (SOFR + 8.000%)
due 10/02/28 ± § 1,125,000 1,054,688
Term B
9.435% (SOFR + 4.000%)
due 10/01/27 § 809,368 781,283
Grant Thornton LLP Term B
8.597% (SOFR + 3.250%)
due 06/02/31 § 1,750,000 1,757,656

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Heartland Dental LLC Term B
9.844% (SOFR + 4.500%)
due 04/28/28 § ∞ $ 996,415 $ 999,840
Mavis Tire Express Services Topco Corp.
Term B
9.094% (SOFR + 3.750%)
due 05/04/28 § 2,238,330 2,246,413
Medline Borrower LP Term B
due 10/23/28 ∞ 750,000 750,938
8.094% (SOFR + 2.750%)
due 10/23/28 § 4,289,382 4,304,438
Midwest Veterinary Partners LLC
9.078% (SOFR + 3.750%)
due 04/27/28 § 1,355,432 1,357,549
Naked Juice LLC
8.685% (SOFR + 3.250%)
due 01/24/29 § 881,353 818,740
Packaging Coordinators Midco, Inc. Term B
due 11/30/27 ∞ 1,500,000 1,507,344
Pathway Vet Alliance LLC Term B
9.208% (SOFR + 3.750%)
due 03/31/27 § ∞ 2,504,598 1,981,763
Southern Veterinary Partners LLC
9.094% (SOFR + 3.750%)
due 10/05/27 § 2,767,653 2,776,877
Spin Holdco, Inc. Term B
9.600% (SOFR + 4.000%)
due 03/04/28 § 1,642,425 1,403,042
Wand NewCo 3, Inc. Term B
9.094% (SOFR + 3.750%)
due 01/30/31 § 3,125,000 3,148,762
44,475,345
Energy - 0.8%
Medallion Midland Acquisition LP Term B
8.844% (SOFR + 3.500%)
due 10/18/28 § 248,750 250,274
Traverse Midstream Partners LLC Term B
8.830% (SOFR + 3.500%)
due 02/16/28 § 2,000,000 2,010,624
2,260,898
Financial - 17.6%
Acrisure LLC
Term B3
9.708% (SOFR + 4.250%)
due 02/15/27 § 6,237,114 6,266,353
Term B5
8.595% (SOFR + 3.250%)
due 11/06/30 § 422,769 425,147
Alliant Holdings Intermediate LLC Term B6
8.830% (SOFR + 3.500%)
due 11/06/30 § 2,219,569 2,227,431
Amynta Agency Borrower, Inc. Term B
9.097% (SOFR + 3.750%)
due 02/28/28 § 250,000 250,886
Apex Group Treasury LLC Term B
9.335% (SOFR + 3.750%)
due 07/27/28 ± § 3,941,134 3,960,840
10.317% (SOFR + 5.000%)
due 07/27/28 ± § 124,055 124,831
AssuredPartners, Inc. Term B5
8.844% (SOFR + 3.500%)
due 02/14/31 § ∞ 11,221,875 11,263,957
a
Principal
Amount Value
BroadStreet Partners, Inc.
Term B3
8.580% (SOFR + 3.750%)
due 01/27/29 § $ 2,244,375 $ 2,254,194
Term B4
8.580% (SOFR + 3.250%)
due 06/14/31 § ∞ 2,250,000 2,246,308
Cushman & Wakefield U.S. Borrower LLC
Term B
8.208% (SOFR + 2.750%)
due 08/21/25 § 70,431 70,519
Deerfield Dakota Holding LLC
(2nd Lien)
12.346% (SOFR + 6.750%)
due 04/07/28 § 4,065,000 4,075,162
Term B
9.085% (SOFR + 3.750%)
due 04/09/27 § 623,377 624,010
GTCR Everest Borrower LLC
due 06/03/31 ∞ 500,000 500,938
HUB International Ltd. Term B
8.575% (SOFR + 3.250%)
due 06/20/30 § 6,088,491 6,108,394
Hyperion Refinance SARL Term B (United
Kingdom)
9.344% (SOFR + 4.000%)
due 04/18/30 § 2,967,472 2,974,427
IMA Financial Group, Inc. Term B
8.594% (SOFR + 3.750%)
due 11/01/28 § 2,119,272 2,122,361
Truist Insurance Holdings LLC (2nd Lien)
10.085% (SOFR + 4.750%)
due 05/06/32 § ∞ 1,950,000 1,993,062
USI, Inc. Term B
due 09/27/30 ∞ 1,995,000 1,997,494
49,486,314
Industrial - 30.5%
Apple Bidco LLC Term B
8.844% (SOFR + 3.500%)
due 09/22/28 § 5,195,074 5,215,771
ASP LS Acquisition Corp.
10.096% (SOFR + 4.500%)
due 05/07/28 § 1,395,308 1,190,809
Bleriot U.S. Bidco, Inc. Term B
due 10/31/30 ∞ 1,246,851 1,254,450
Brand Industrial Services, Inc. Term B
9.827% (SOFR + 4.500%)
due 08/01/30 § ∞ 1,246,875 1,252,219
Brown Group Holding LLC Term B2
due 07/02/29 ± ∞ 748,125 748,686
Chariot Buyer LLC Term B
8.694% (SOFR + 3.250%)
due 11/03/28 § 725,979 726,627
8.844% (SOFR + 3.500%)
due 11/03/28 § 1,496,250 1,502,328
Charter Next Generation, Inc. Term B
due 12/01/27 ∞ 875,000 877,189
8.844% (SOFR + 3.500%)
due 12/01/27 § 2,044,072 2,049,182
Cornerstone Building Brands, Inc. Term C
9.829% (SOFR + 4.500%)
due 05/02/31 § 1,250,000 1,244,791

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Crosby U.S. Acquisition Corp. Term B
9.344% (SOFR + 4.000%)
due 08/16/29 § $ 3,857,184 $ 3,882,194
Dynasty Acquisition Co., Inc. Term B1
8.844% (SOFR + 3.500%)
due 08/24/28 § 6,724,930 6,760,236
EMRLD Borrower LP Term B
due 06/18/31 ∞ 1,250,000 1,252,735
Engineered Machinery Holdings, Inc.
(2nd Lien)
12.096% (SOFR + 6.500%)
due 05/21/29 ± § 500,000 501,250
Term B
9.346% (SOFR + 3.750%)
due 05/19/28 § 471,304 474,029
Filtration Group Corp. Term B
8.958% (SOFR + 3.500%)
due 10/21/28 § ∞ 4,762,066 4,790,343
Icebox Holdco III, Inc.
(2nd Lien)
due 12/21/29 ± ∞ 125,000 126,875
Term B
due 12/22/28 ∞ 997,449 1,001,457
Kenan Advantage Group, Inc. Term B3
9.094% (SOFR + 3.750%)
due 01/25/29 § 992,513 993,443
LABL, Inc. Term B
10.444% (SOFR + 5.000%)
due 10/29/28 § ∞ 3,317,656 3,280,333
LTI Holdings, Inc.
10.208% (SOFR + 4.750%)
due 07/24/26 § 248,047 246,249
Term B
8.958% (SOFR + 3.500%)
due 09/06/25 § 268,281 264,832
Pregis TopCo LLC
9.458% (SOFR + 4.000%)
due 07/31/26 § 248,721 249,239
Term B
9.344% (SOFR + 4.000%)
due 07/31/26 § 2,977,611 2,982,396
Pretium PKG Holdings, Inc.
Term A
10.327% (SOFR + 5.000%)
due 10/02/28 § 528,738 544,864
Term A1
9.927% (SOFR + 4.600%)
due 10/02/28 § 3,375,613 2,933,972
Pro Mach Group, Inc. Term B
8.844% (SOFR + 3.500%)
due 08/31/28 § 2,743,125 2,760,127
Proampac PG Borrower LLC Term B
9.329% (SOFR + 4.000%)
due 09/15/28 § 2,807,240 2,816,450
Roper Industrial Products Investment Co.
8.585% (SOFR + 3.250%)
due 11/22/29 § ∞ 3,829,869 3,849,615
Spirit AeroSystems, Inc. Term B
9.580% (SOFR + 4.250%)
due 01/15/27 § 1,740,202 1,754,030
SPX FLOW, Inc. Term B
8.844% (SOFR + 3.500%)
due 04/05/29 § 1,636,140 1,647,542
a
Principal
Amount Value
Standard Aero Ltd. Term B2
8.844% (SOFR + 3.500%)
due 08/24/28 § $ 2,592,960 $ 2,606,573
Star U.S. Bidco LLC Term B
9.694% (SOFR + 4.250%)
due 03/17/27 § 2,145,594 2,156,991
STS Operating, Inc.
9.444% (SOFR + 4.000%)
due 03/25/31 § 3,117,188 3,126,929
Titan Acquisition Ltd. Term B (Canada)
10.326% (SOFR + 5.000%)
due 02/15/29 § ∞ 5,704,131 5,725,521
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.791% (SOFR + 3.500%)
due 04/30/30 § 4,105,963 4,133,551
TransDigm, Inc.
Term I
7.843% (SOFR + 2.500%)
due 08/24/28 § 3,716,302 3,727,529
Term K
8.085% (SOFR + 2.750%)
due 03/22/30 § 766,477 768,752
Trident TPI Holdings, Inc. Term B4
9.344% (SOFR + 5.250%)
due 09/15/28 § 497,481 499,879
USIC Holdings, Inc.
9.096% (USD LIBOR + 3.500%)
due 05/12/28 § ∞ 1,994,872 1,936,272
(2nd Lien)
12.096% (SOFR + 6.500%)
due 05/14/29 § 1,750,000 1,655,938
85,512,198
Technology - 15.6%
Applied Systems, Inc.
(2nd Lien)
10.585% (SOFR + 5.250%)
due 02/23/32 § 4,500,000 4,665,236
Term B
8.835% (SOFR + 3.500%)
due 02/24/31 § ∞ 2,719,579 2,743,375
Central Parent, Inc. Term B
8.585% (SOFR + 3.250%)
due 07/06/29 § ∞ 5,473,763 5,407,481
DS Admiral Bidco LLC Term B
9.595% (SOFR + 4.250%)
due 06/17/31 ± § 1,350,000 1,339,875
Ellucian Holdings, Inc.
(2nd Lien)
13.444% (SOFR + 8.000%)
due 10/09/28 § 2,990,741 3,005,694
Term B
8.944% (SOFR + 3.500%)
due 10/09/29 § 2,242,828 2,255,677
Epicor Software Corp.
due 05/30/31 ∞
φ
420,032 422,324
8.578% (SOFR + 3.250%)
due 05/23/31 § 3,579,968 3,599,496
Mitchell International, Inc.
(2nd Lien)
due 06/07/32 ∞ 500,000 500,000

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
Term B
8.594% (SOFR + 3.250%)
due 06/17/31 § $ 500,000 $ 496,250
Peraton Corp.
(2nd Lien)
13.177% (SOFR + 7.750%)
due 02/01/29 § 1,882,352 1,894,788
Term B
9.194% (SOFR + 3.750%)
due 02/01/28 § ∞ 747,370 748,512
Polaris Newco LLC
(2nd Lien)
14.447% (SOFR + 9.000%)
due 06/04/29 § 1,410,000 1,396,781
Term B
9.591% (SOFR + 4.000%)
due 06/02/28 § 2,882,590 2,884,556
Project Boost Purchaser LLC Term B
8.958% (SOFR + 3.500%)
due 05/30/26 § 997,429 998,987
Project Ruby Ultimate Parent Corp. Term B1
8.958% (SOFR + 3.500%)
due 03/10/28 § 748,125 750,931
UKG, Inc. Term B
8.576% (SOFR + 3.250%)
due 02/10/31 § 10,590,561 10,642,413
43,752,376
Total Senior Loan Notes
    (Cost $252,228,229) 252,816,817
SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreements - 5.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$16,214,382; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $16,531,934) 16,207,696 16,207,696
a
Total Short-Term Investments
(Cost $16,207,696) 16,207,696
TOTAL INVESTMENTS - 103.5%
(Cost $289,673,169) 290,456,860
OTHER ASSETS & LIABILITIES, NET - (3.5%) (9,714,911)
NET ASSETS - 100.0% $ 280,741,949
Industrial 30 .5%
Financial 19 .6%
Consumer, Non-Cyclical 16 .4%
Technology 15 .8%
Consumer, Cyclical 7 .9%
Short-Term Investments 5 .8%
Exchange-Traded Funds 4 .9%
Others (each less than 3.0%) 2 .6%
103 .5%
Other Assets & Liabilities, Net ( 3 .5% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 13,653,672 $ 13,653,672 $ – $ –
Corporate Bonds & Notes 7,778,675 – 7,778,675 –
Senior Loan Notes 252,816,817 – 241,324,880 11,491,937
Short-Term Investments 16,207,696 – 16,207,696 –
Total $ 290,456,860 $ 13,653,672 $ 265,311,251 $ 11,491,937

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
As of June 30, 2024, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
Senior Loan
Notes
Value, Beginning of Period $ 7,038,240
Purchases 6,473,273
Sales (Includes Paydowns) (2,990,096)
Accrued Discounts (Premiums) 10,186
Net Realized Gains (Losses) 72,694
Change in Net Unrealized Appreciation (Depreciation) (34,925)
Transfers In 1,172,839
Transfers Out (250,274)
Value, End of Period $ 11,491,937
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable $ 30,738

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.3%
Industrial - 0.3%
spacing
Chart Industries, Inc. * 13,071 $ 1,886,668
Total Common Stocks
    (Cost $1,937,309) 1,886,668
Principal
Amount
CORPORATE BONDS & NOTES - 86.0%
Basic Materials - 2.3%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 4,300,000 3,735,496
Novelis Corp.
3.875% due 08/15/31 ~ 4,725,000 4,095,220
4.750% due 01/30/30 ~ 1,033,000 959,321
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ 3,100,000 3,084,019
Perenti Finance Pty. Ltd. (Australia)
6.500% due 10/07/25 ~ 1,171,604 1,171,776
7.500% due 04/26/29 ~ 800,000 816,191
13,862,023
Communications - 8.7%
Altice France SA (France)
8.125% due 02/01/27 ~ 1,300,000 976,048
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 2,700,000 2,206,469
4.250% due 01/15/34 ~ 1,000,000 759,878
4.750% due 03/01/30 ~ 4,510,000 3,909,118
5.375% due 06/01/29 ~ 3,200,000 2,914,206
Ciena Corp.
4.000% due 01/31/30 ~ 5,950,000 5,383,980
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 1,940,000 1,854,533
7.500% due 06/01/29 ~ 2,310,000 1,932,604
7.875% due 04/01/30 ~ 1,725,000 1,737,681
CSC Holdings LLC
11.750% due 01/31/29 ~ 5,450,000 4,651,461
DISH Network Corp.
11.750% due 11/15/27 ~ 7,125,000 6,992,792
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 2,550,000 2,404,955
5.875% due 10/15/27 ~ 825,000 806,259
8.625% due 03/15/31 ~ 1,300,000 1,340,549
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 1,575,000 830,813
4.875% due 06/15/29 ~ 2,100,000 1,207,612
10.500% due 05/15/30 ~ 2,427,000 2,415,870
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 1,250,000 1,296,749
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 850,000 775,948
Univision Communications, Inc.
8.000% due 08/15/28 ~ 5,075,000 4,953,875
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 3,680,000 3,108,645
52,460,045
a
Principal
Amount Value
Consumer, Cyclical - 15.7%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ $ 2,220,000 $ 2,161,844
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 6,113,000 5,544,492
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 6,850,000 6,284,811
Carnival Corp.
7.000% due 08/15/29 ~ 2,600,000 2,696,767
Cedar Fair LP
5.250% due 07/15/29  6,550,000 6,288,898
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 2,425,000 2,441,160
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 1,700,000 1,549,449
6.750% due 01/15/30 ~ 6,250,000 5,493,416
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 1,875,000 1,661,156
5.000% due 06/01/29 ~ 1,000,000 933,204
6.625% due 01/15/32 ~ 1,950,000 1,960,427
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 4,450,000 4,130,512
LGI Homes, Inc.
4.000% due 07/15/29 ~ 3,600,000 3,130,656
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 15,978,000 15,058,501
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 1,650,000 1,517,506
4.750% due 01/15/28  1,750,000 1,652,991
Merlin Entertainments Group U.S. Holdings,
Inc. (United Kingdom)
7.375% due 02/15/31 ~ 2,325,000 2,370,638
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 3,650,000 3,402,884
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,900,000 1,726,547
3.875% due 01/15/28 ~ 650,000 609,349
4.000% due 10/15/30 ~ 6,700,000 5,902,299
4.375% due 01/15/28 ~ 1,900,000 1,793,598
6.125% due 06/15/29 ~ 1,375,000 1,380,994
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 4,650,000 4,396,917
Viking Cruises Ltd.
6.250% due 05/15/25 ~ 895,000 894,910
7.000% due 02/15/29 ~ 1,225,000 1,232,452
9.125% due 07/15/31 ~ 2,750,000 2,980,655
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 171,312
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 2,450,000 2,560,096
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.125% due 02/15/31 ~ 3,165,000 3,284,016
95,212,457

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Consumer, Non-Cyclical - 12.5%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ $ 6,800,000 $ 6,122,326
5.875% due 02/15/28 ~ 2,875,000 2,843,874
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 1,575,000 1,580,516
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 2,500,000 2,280,387
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 350,000 318,559
4.625% due 07/15/28 ~ 2,775,000 2,643,101
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 4,260,000 4,444,893
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 1,575,000 1,439,123
4.000% due 03/15/31 ~ 2,800,000 2,500,581
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 3,400,000 3,215,256
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 905,000 712,398
5.625% due 03/15/27 ~ 1,075,000 1,002,020
10.875% due 01/15/32 ~ 3,000,000 3,126,110
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 3,935,000 4,069,487
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 3,500,000 3,348,801
6.000% due 06/01/29 ~ 2,650,000 2,420,303
Medline Borrower LP
3.875% due 04/01/29 ~ 6,375,000 5,875,612
Medline Borrower LP/Medline Co.-Issuer,
Inc.
6.250% due 04/01/29 ~ 200,000 202,514
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 3,475,000 2,627,494
5.750% due 11/01/28 ~ 900,000 485,222
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 3,550,000 3,234,169
Pilgrim's Pride Corp.
4.250% due 04/15/31  4,800,000 4,371,644
Post Holdings, Inc.
4.625% due 04/15/30 ~ 4,700,000 4,321,849
Star Parent, Inc.
9.000% due 10/01/30 ~ 3,150,000 3,311,111
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,179,080
4.375% due 01/15/30  2,300,000 2,133,817
6.125% due 06/15/30  425,000 422,661
U.S. Foods, Inc.
4.625% due 06/01/30 ~ 2,050,000 1,905,860
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 3,403,250 3,517,725
75,656,493
Energy - 12.7%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 4,995,742
6.625% due 02/01/32 ~ 200,000 201,927
a
Principal
Amount Value
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ $ 1,700,000 $ 1,662,622
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 3,250,000 3,487,347
Comstock Resources, Inc.
6.750% due 03/01/29 ~ 1,625,000 1,564,238
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% due 12/15/33 ~ 5,300,000 5,501,575
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~ 3,300,000 3,275,462
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 3,725,000 3,913,317
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 6,900,000 7,010,890
Energy Transfer LP
7.125% due 10/01/54  2,950,000 2,912,270
EQM Midstream Partners LP
4.500% due 01/15/29 ~ 1,700,000 1,605,583
4.750% due 01/15/31 ~ 2,750,000 2,573,092
6.500% due 07/01/27 ~ 1,550,000 1,567,757
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  1,875,000 1,894,183
8.250% due 01/15/29  225,000 232,462
Range Resources Corp.
4.750% due 02/15/30 ~ 2,450,000 2,300,488
8.250% due 01/15/29  1,550,000 1,607,482
Sunoco LP
7.250% due 05/01/32 ~ 3,875,000 4,011,009
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 4,475,000 4,512,738
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 675,000 615,182
3.875% due 11/01/33 ~ 3,515,000 2,998,318
4.125% due 08/15/31 ~ 675,000 606,164
6.250% due 01/15/30 ~ 1,150,000 1,167,849
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,600,000 1,649,611
8.375% due 06/01/31 ~ 350,000 363,292
9.500% due 02/01/29 ~ 5,750,000 6,300,398
9.875% due 02/01/32 ~ 7,415,000 8,075,306
76,606,304
Financial - 4.3%
Acrisure LLC/Acrisure Finance, Inc.
7.500% due 11/06/30 ~ 2,950,000 2,954,315
CoreLogic, Inc.
4.500% due 05/01/28 ~ 2,650,000 2,407,639
Howard Hughes Corp.
4.375% due 02/01/31 ~ 1,925,000 1,659,318
5.375% due 08/01/28 ~ 3,375,000 3,210,968
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 406,578
4.875% due 09/15/29 ~ 4,050,000 3,819,607
5.000% due 07/15/28 ~ 625,000 599,215
5.250% due 03/15/28 ~ 500,000 484,219
OneMain Finance Corp.
3.875% due 09/15/28  2,500,000 2,243,871
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 3,600,000 3,643,934

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ $ 4,800,000 $ 4,505,696
25,935,360
Industrial - 22.6%
Boeing Co.
6.388% due 05/01/31 ~ 3,060,000 3,116,520
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 5,150,000 4,813,867
4.125% due 04/15/29 ~ 6,650,000 6,146,455
Chart Industries, Inc.
7.500% due 01/01/30 ~ 3,275,000 3,388,367
9.500% due 01/01/31 ~ 4,375,000 4,745,357
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 1,125,000 1,106,892
8.750% due 04/15/30 ~ 2,775,000 2,719,500
EMRLD Borrower LP/Emerald Co.-Issuer,
Inc.
due 07/15/31 # ~ 175,000 177,297
6.625% due 12/15/30 ~ 3,340,000 3,370,234
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 4,495,000 4,666,583
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 5,350,000 4,825,400
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 3,950,000 3,645,098
3.750% due 08/01/25 ~ 1,725,000 1,711,229
6.750% due 01/15/31 ~ 675,000 689,468
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ 2,100,000 1,986,016
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 3,800,000 3,939,703
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,780,000 1,518,592
LABL, Inc.
5.875% due 11/01/28 ~ 4,000,000 3,654,928
6.750% due 07/15/26 ~ 525,000 518,914
8.250% due 11/01/29 ~ 3,025,000 2,592,928
9.500% due 11/01/28 ~ 150,000 151,369
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 1,375,000 1,404,207
9.250% due 04/15/27 ~ 7,300,000 7,313,665
OT Merger Corp.
7.875% due 10/15/29 ~ 9,957,000 4,540,044
Regal Rexnord Corp.
6.400% due 04/15/33  5,200,000 5,323,693
Sealed Air Corp.
6.125% due 02/01/28 ~ 6,850,000 6,840,126
6.875% due 07/15/33 ~ 1,800,000 1,855,409
Sealed Air Corp./Sealed Air Corp. U.S.
7.250% due 02/15/31 ~ 225,000 231,940
Sensata Technologies BV
4.000% due 04/15/29 ~ 2,100,000 1,929,775
Sensata Technologies, Inc.
4.375% due 02/15/30 ~ 4,650,000 4,275,357
Spirit AeroSystems, Inc.
9.375% due 11/30/29 ~ 2,725,000 2,937,242
9.750% due 11/15/30 ~ 450,000 496,965
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 10,900,000 11,201,603
a
Principal
Amount Value
Standard Industries, Inc.
3.375% due 01/15/31 ~ $ 450,000 $ 379,629
4.375% due 07/15/30 ~ 1,650,000 1,492,181
4.750% due 01/15/28 ~ 4,425,000 4,214,603
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 5,651,000 5,613,801
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,105,572
TransDigm, Inc.
4.625% due 01/15/29  925,000 863,857
4.875% due 05/01/29  1,200,000 1,125,270
6.375% due 03/01/29 ~ 5,250,000 5,283,038
6.625% due 03/01/32 ~ 675,000 682,634
6.750% due 08/15/28 ~ 2,975,000 3,015,085
6.875% due 12/15/30 ~ 1,150,000 1,174,949
7.125% due 12/01/31 ~ 1,975,000 2,037,464
136,822,826
Technology - 2.0%
Entegris, Inc.
4.375% due 04/15/28 ~ 1,675,000 1,582,099
4.750% due 04/15/29 ~ 2,975,000 2,848,644
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 650,000 583,282
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ 3,350,000 2,951,196
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 611,297
UKG, Inc.
6.875% due 02/01/31 ~ 3,370,000 3,414,619
11,991,137
Utilities - 5.2%
Calpine Corp.
5.125% due 03/15/28 ~ 3,950,000 3,801,870
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/54  2,000,000 2,004,239
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 4,200,000 4,310,166
NRG Energy, Inc.
3.625% due 02/15/31 ~ 5,650,000 4,849,658
PG&E Corp.
5.250% due 07/01/30  3,960,000 3,784,911
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 9,525,000 8,875,416
5.000% due 07/31/27 ~ 3,350,000 3,242,925
6.875% due 04/15/32 ~ 325,000 330,180
7.750% due 10/15/31 ~ 575,000 599,251
31,798,616
Total Corporate Bonds & Notes
    (Cost $525,432,005) 520,345,261
SENIOR LOAN NOTES - 3.7%
Financial - 0.2%
Truist Insurance Holdings LLC Term B
8.585% (SOFR + 3.250%)
due 05/06/31 § 1,250,000 1,254,688

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Industrial - 2.8%
Iris Holding, Inc.
10.180% (SOFR + 4.750%)
due 06/28/28 § $ 4,837,690 $ 4,551,459
LABL, Inc. Term B
10.444% (SOFR + 5.000%)
due 10/29/28 § 2,643,223 2,613,486
SPX FLOW, Inc. Term B
due 04/05/29 § ∞ 3,500,000 3,524,391
STS Operating, Inc.
9.444% (SOFR + 4.000%)
due 03/25/31 § 2,604,012 2,612,149
TK Elevator U.S. Newco, Inc. Term B
(Germany)
due 04/30/30 § ∞ 3,491,250 3,514,708
16,816,193
Technology - 0.7%
Peraton Corp. (2nd Lien)
13.177% (SOFR + 7.750%)
due 02/01/29 § 4,125,000 4,152,254
UKG, Inc. Term B
8.576% (SOFR + 3.250%)
due 02/10/31 § 614 617
4,152,871
Total Senior Loan Notes
    (Cost $22,305,077) 22,223,752
ASSET-BACKED SECURITIES - 5.4%
Other Asset-Backed Securities - 5.4%
AIMCO CLO (Cayman)
12.179% (SOFR + 6.862%)
due 10/17/34 ~ § 500,000 503,602
AIMCO CLO 10 Ltd. (Cayman)
10.981% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,075,018
Atrium XIV LLC (Cayman)
11.239% (SOFR + 5.912%)
due 08/23/30 ~ § 3,000,000 3,015,844
Benefit Street Partners CLO XVI Ltd.
(Cayman)
12.279% (SOFR + 6.962%)
due 01/17/32 ~ § 2,500,000 2,510,303
CarVal CLO III Ltd. (Cayman)
12.026% (SOFR + 6.702%)
due 07/20/32 ~ § 3,975,000 3,944,019
CIFC Funding Ltd. (Cayman)
11.740% (SOFR + 6.412%)
due 01/15/32 ~ § 1,630,000 1,636,744
Clover CLO LLC
11.724% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,015,039
Eaton Vance CLO Ltd.
11.840% (SOFR + 6.512%)
due 10/15/34 ~ § 1,000,000 1,005,790
Juniper Valley Park CLO Ltd. (Jersey)
due 07/20/36 # ~ § 1,550,000 1,550,000
Magnetite XL Ltd. (Cayman)
11.082% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,691,208
a
Principal
Amount Value
Magnetite XXIII Ltd. (Cayman)
11.885% (SOFR + 6.562%)
due 01/25/35 ~ § $ 500,000 $ 501,467
Neuberger Berman Loan Advisers CLO 35
Ltd. (Cayman)
12.588% (SOFR + 7.262%)
due 01/19/33 ~ § 2,100,000 2,158,267
OCP CLO Ltd. (Cayman)
11.436% (SOFR + 6.112%)
due 07/20/31 ~ § 1,330,000 1,335,599
OHA Loan Funding Ltd. (Cayman)
11.035% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,624,709
Rad CLO 2 Ltd. (Cayman)
13.040% (SOFR + 7.712%)
due 10/15/31 ~ § 1,750,000 1,688,729
RR 19 Ltd. (Cayman)
12.090% (SOFR + 6.762%)
due 10/15/35 ~ § 625,000 628,119
RR 8 Ltd. (Cayman)
11.575% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 1,999,383
Trimaran Cavu Ltd. (Cayman)
12.959% (SOFR + 7.632%)
due 01/18/35 ~ § 1,130,000 1,135,530
Unity-Peace Park CLO Ltd. (Jersey)
12.500% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,512,752
32,532,122
Total Asset-Backed Securities
    (Cost $32,051,775) 32,532,122
SHORT-TERM INVESTMENTS - 4.5%
Repurchase Agreements - 4.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$27,364,911; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $27,900,806) 27,353,627 27,353,627
a
Total Short-Term Investments
(Cost $27,353,627) 27,353,627
TOTAL INVESTMENTS - 99.9%
(Cost $609,079,793) 604,341,430
OTHER ASSETS & LIABILITIES, NET - 0.1% 794,314
NET ASSETS - 100.0% $ 605,135,744

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Industrial 25 .7%
Consumer, Cyclical 15 .7%
Energy 12 .7%
Consumer, Non-Cyclical 12 .5%
Communications 8 .7%
Asset-Backed Securities 5 .4%
Utilities 5 .2%
Short-Term Investments 4 .5%
Financial 4 .5%
Others (each less than 3.0%) 5 .0%
99 .9%
Other Assets & Liabilities, Net 0 .1%
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,886,668 $ 1,886,668 $ – $ –
Corporate Bonds & Notes 520,345,261 – 520,345,261 –
Senior Loan Notes 22,223,752 – 22,223,752 –
Asset-Backed Securities 32,532,122 – 32,532,122 –
Short-Term Investments 27,353,627 – 27,353,627 –
Total $ 604,341,430 $ 1,886,668 $ 602,454,762 $ –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.5%
Financial - 0.5%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,399
Bank of America Corp.
5.875% due 03/15/28  410,000 408,264
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 14,949 1,701
1.500% due 10/01/53  1,781,029 194,384
2.500% due 10/01/47  661 87
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.000% due 10/01/50 ~ 650 72
1.500% due 10/01/53  734,912 74,121
2.000% due 10/01/53  999,840 107,113
2.000% due 10/01/53 ~ 199,822 23,255
2.500% due 10/01/47  331 44
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 135 15
1.500% due 10/01/52 ~ 3,998,186 449,097
1.500% due 10/01/53 ~ 99,654 9,650
2.500% due 10/01/47 ~ 1,781 234
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,910 35,221
2.500% due 04/01/47 ~ 8,195 1,079
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 99,110
4.923% (EURIBOR + 1.000%)
due 01/16/26 ~ § 100,000 107,463
7.750% due 03/01/29 ~ 100,000 121,058
1,637,367
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 95,979
Total Corporate Bonds & Notes
    (Cost $2,054,340) 1,733,346
MORTGAGE-BACKED SECURITIES - 19.5%
Collateralized Mortgage Obligations - Commercial - 1.4%
BAMLL Commercial Mortgage Securities
Trust
6.493% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 474,636
BDS LLC
7.142% (SOFR + 1.800%)
due 03/19/39 ~ § 999,990 998,678
GS Mortgage Securities Corp. II
8.729% (SOFR + 3.400%)
due 08/15/39 ~ § 1,600,000 1,603,599
LoanCore Issuer Ltd. (Cayman)
6.883% (SOFR + 1.550%)
due 01/17/37 ~ § 598,034 597,110
MF1 LLC
7.489% (SOFR + 2.150%)
due 06/19/37 ~ § 600,000 601,331
TRTX Issuer Ltd. (Cayman)
6.979% (SOFR + 1.650%)
due 02/15/39 ~ § 494,630 492,466
4,767,820
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 2.8%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § $ 171,267 $ 159,682
Bear Stearns Adjustable Rate Mortgage
Trust
5.125% due 01/25/35 § 59,191 48,057
Chevy Chase Funding LLC Mortgage-
Backed Certificates
5.820% (SOFR + 0.474%)
due 03/25/35 ~ § 154,191 146,705
Citigroup Mortgage Loan Trust, Inc.
5.040% due 05/25/42 ~ § 482,489 450,319
7.410% (UST + 2.400%)
due 05/25/35 § 4,502 4,368
Eurosail-UK PLC (United Kingdom)
6.303% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 249,001 313,927
Fannie Mae REMICS
5.588% (SOFR + 0.264%)
due 08/25/34 § $ 12,600 12,354
5.800% (SOFR + 0.464%)
due 07/25/37 § 1,982 1,956
6.081% due 05/25/35 § 152,299 155,032
6.087% (SOFR + 0.174%)
due 07/25/37 § 196,981 191,998
Freddie Mac
5.898% (SOFR + 0.564%)
due 09/15/42 § 515,300 506,647
Freddie Mac REMICS
5.793% (SOFR + 0.464%)
due 07/15/44 § 240,971 242,397
5.798% (SOFR + 0.464%)
due 01/15/47 § 844,589 823,965
Freddie Mac Structured Pass-Through
Certificates
5.720% (SOFR + 0.374%)
due 08/25/31 § 32,900 33,733
Government National Mortgage Association
REMICS
6.233% (SOFR + 0.900%)
due 10/20/72 § 2,399,899 2,406,440
6.246% (SOFR + 0.865%)
due 08/20/68 § 569,548 562,637
6.433% (SOFR + 1.100%)
due 05/20/73 § 506,883 508,917
6.522% (SOFR + 1.465%)
due 04/20/67 § 465,821 472,789
Great Hall Mortgages No 1 PLC (United
Kingdom)
5.483% (SONIA + 0.249%)
due 03/18/39 ~ § GBP 1,067 1,347
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ $ 115,040 115,413
GSR Mortgage Loan Trust
6.167% due 01/25/35 § 51,793 47,857
HarborView Mortgage Loan Trust
6.133% (SOFR + 0.794%)
due 06/20/35 § 1,454,730 1,327,083
Impac CMB Trust
6.460% (SOFR + 1.114%)
due 07/25/33 ± § Ω 5,496 5,349
JP Morgan Mortgage Trust
5.770% due 07/25/35 ± § Ω 27,003 25,477

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificate Trust
5.883% (SOFR + 0.554%)
due 12/15/30 § $ 33,950 $ 32,175
6.143% (SOFR + 0.814%)
due 11/15/31 § 45,629 42,871
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 275,239 261,353
Sequoia Mortgage Trust
6.153% (SOFR + 0.814%)
due 10/19/26 ± § Ω 34,632 32,978
Structured Adjustable Rate Mortgage Loan
Trust
7.282% due 02/25/34 § 12,343 11,683
Structured Asset Mortgage Investments
II Trust
5.953% (SOFR + 0.614%)
due 07/19/35 § 154,280 141,876
6.113% (SOFR + 0.774%)
due 10/19/34 § 63,824 58,919
Thornburg Mortgage Securities Trust
6.080% (SOFR + 0.734%)
due 06/25/44 § 875,066 798,967
9,945,271
Fannie Mae - 11.3%
due 08/01/54 # 10,000,000 9,430,859
due 08/01/54 # 9,500,000 9,523,379
due 08/01/54 # 3,300,000 3,189,141
due 08/01/54 # 8,000,000 8,138,125
due 08/01/54 # 9,500,000 9,369,004
5.000% (US FED + 1.250%)
due 08/01/24 § 135 134
5.175% (RFUCC + 0.675%)
due 02/01/36 § 27,428 27,551
5.522% (RFUCC + 1.272%)
due 11/01/35 § 18,665 18,590
5.608% (RFUCC + 1.358%)
due 12/01/34 § 13,581 13,514
6.030% (RFUCC + 1.780%)
due 11/01/35 § 6,573 6,610
6.314% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 57,677 57,501
6.394% (RFUCC + 1.644%)
due 03/01/35 § 69,343 69,783
6.663% (RFUCC + 1.538%)
due 01/01/36 § 5,675 5,643
7.334% (RFUCC + 2.000%)
due 04/01/35 § 74,978 75,264
39,925,098
Freddie Mac - 0.1%
5.981% (RFUCC + 1.731%)
due 08/01/35 § 1,104 1,114
6.350% (UST + 2.225%)
due 01/01/34 § 29,015 29,405
6.500% due 02/01/54  383,504 390,519
421,038
Government National Mortgage Association - 3.9%
due 08/20/54 # 15,500,000 13,926,992
3.625% (UST + 1.500%)
due 07/20/25 § 1,090 1,082
a
Principal
Amount Value
3.750% (UST + 1.500%)
due 11/20/26 § $ 1,359 $ 1,336
4.000% (UST + 1.500%)
due 10/20/24 - 12/20/26 § 2,480 2,446
4.625% (UST + 1.500%)
due 02/20/25 - 01/20/27 § 1,855 1,827
13,933,683
Total Mortgage-Backed Securities
    (Cost $69,417,361) 68,992,910
ASSET-BACKED SECURITIES - 9.6%
Home Equity Other - 1.4%
ABFC Trust
6.160% (SOFR + 0.814%)
due 06/25/34 § 801,682 779,661
ACE Securities Corp. Home Equity Loan
Trust
6.240% (SOFR + 0.894%)
due 04/25/34 § 540,915 501,380
Citigroup Mortgage Loan Trust, Inc.
5.750% (SOFR + 0.404%)
due 09/25/36 ~ § 216,102 205,187
Credit-Based Asset Servicing &
Securitization LLC
4.040% (SOFR + 1.164%)
due 06/25/35 § 1,083,000 1,031,559
Home Equity Asset Trust
6.315% (SOFR + 0.969%)
due 08/25/34 § 86,098 84,085
6.660% (SOFR + 1.314%)
due 07/25/35 § 756,881 737,585
Merrill Lynch Mortgage Investors Trust
6.180% (SOFR + 0.834%)
due 10/25/35 § 622,129 611,770
Morgan Stanley ABS Capital I, Inc. Trust
6.120% (SOFR + 0.774%)
due 01/25/35 § 414,132 398,273
6.435% (SOFR + 1.089%)
due 07/25/34 § 67,240 67,784
Renaissance Home Equity Loan Trust
6.220% (SOFR + 0.874%)
due 12/25/32 ± § Ω 153,234 136,719
Saxon Asset Securities Trust
5.770% (SOFR + 0.424%)
due 09/25/37 § 111,969 105,346
Structured Asset Securities Corp. Mortgage
Loan Trust
6.944% (SOFR + 1.614%)
due 04/25/35 § 109,887 108,349
4,767,698
Other Asset-Backed Securities - 8.2%
522 Funding CLO Ltd.
6.626% (SOFR + 1.302%)
due 10/20/31 ~ § 866,761 867,224
ACAS CLO Ltd. (Cayman)
6.479% (SOFR + 1.152%)
due 10/18/28 ~ § 123,483 123,581
Adagio CLO VIII DAC (Ireland)
4.836% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 1,000,000 1,070,415

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Apidos CLO XXVI Ltd. (Cayman)
6.489% (SOFR + 1.162%)
due 07/18/29 ~ § $ 128,491 $ 128,620
Apidos CLO XXVII Ltd. (Cayman)
6.509% (SOFR + 1.192%)
due 07/17/30 ~ § 163,917 164,132
ARES European CLO VI DAC (Ireland)
4.516% (EURIBOR + 0.610%)
due 04/15/30 ~ § EUR 328,323 351,489
ARES European CLO X DAC (Ireland)
4.686% (EURIBOR + 0.780%)
due 10/15/31 ~ § 762,075 816,756
ARES L CLO Ltd. (Cayman)
6.640% (SOFR + 1.312%)
due 01/15/32 ~ § $ 764,025 764,851
ARES LII CLO Ltd. (Cayman)
6.636% (SOFR + 1.312%)
due 04/22/31 ~ § 300,000 300,225
Atlas Senior Loan Fund Ltd. (Cayman)
6.739% (SOFR + 1.412%)
due 01/16/30 ~ § 150,247 150,514
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.670% (SOFR + 1.342%)
due 07/15/32 ~ § 1,800,000 1,802,385
Black Diamond CLO DAC (Ireland)
4.757% (EURIBOR + 0.860%)
due 01/20/32 ~ § EUR 297,301 318,402
Carlyle Euro CLO DAC (Ireland)
4.458% (EURIBOR + 0.630%)
due 08/15/30 ~ § 247,312 265,117
Carlyle Global Market Strategies CLO Ltd.
6.534% (SOFR + 1.212%)
due 08/14/30 ~ § $ 117,740 117,828
6.666% (SOFR + 1.342%)
due 04/22/32 ~ § 500,000 500,575
Carlyle Global Market Strategies Euro CLO
Ltd. (Ireland)
4.578% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 1,576,899 1,681,036
Catamaran CLO Ltd. (Cayman)
6.686% (SOFR + 1.362%)
due 04/22/30 ~ § $ 185,652 185,935
CBAM Ltd. (Cayman)
6.836% (SOFR + 1.512%)
due 07/20/30 ~ § 282,416 282,488
CIFC Funding Ltd. (Cayman)
6.535% (SOFR + 1.212%)
due 10/24/30 ~ § 253,511 253,876
6.589% (SOFR + 1.262%)
due 04/18/31 ~ § 401,642 402,042
Crestline Denali CLO XIV Ltd. (Cayman)
6.728% (SOFR + 1.402%)
due 10/23/31 ~ § 232,350 232,578
Crestline Denali CLO XV Ltd. (Cayman)
6.616% (SOFR + 1.292%)
due 04/20/30 ~ § 161,495 161,627
CVC Cordatus Opportunity Loan Fund DAC
(Ireland)
5.289% (EURIBOR + 1.380%)
due 08/15/33 ~ § EUR 1,000,000 1,070,856
Dryden 52 Euro CLO DAC (Ireland)
4.688% (EURIBOR + 0.860%)
due 05/15/34 ~ § 380,336 407,259
a
Principal
Amount Value
Dryden 64 CLO Ltd. (Cayman)
6.559% (SOFR + 1.232%)
due 04/18/31 ~ § $ 556,376 $ 556,622
Dryden XXVI Senior Loan Fund (Cayman)
6.490% (SOFR + 1.162%)
due 04/15/29 ~ § 1,109,369 1,110,130
Gallatin CLO VIII Ltd. (Cayman)
6.680% (SOFR + 1.352%)
due 07/15/31 ~ § 284,012 284,137
HalseyPoint CLO 3 Ltd. (Cayman)
7.041% (SOFR + 1.712%)
due 11/30/32 ~ § 950,000 950,797
Harvest CLO XXII DAC (Ireland)
4.756% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,200,000 1,282,255
KKR CLO 9 Ltd. (Cayman)
6.540% (SOFR + 1.212%)
due 07/15/30 ~ § $ 147,759 147,967
LCM XV LP (Cayman)
6.586% (SOFR + 1.262%)
due 07/20/30 ~ § 438,102 438,535
LCM XVIII LP (Cayman)
6.606% (SOFR + 1.282%)
due 04/20/31 ~ § 569,611 570,608
Madison Park Euro Funding IX DAC
(Ireland)
4.786% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,067,845
MidOcean Credit CLO II (Cayman)
6.616% (SOFR + 1.292%)
due 01/29/30 ~ § $ 3,968 3,975
MidOcean Credit CLO VIII (Cayman)
6.637% (SOFR + 1.312%)
due 02/20/31 ~ § 190,344 190,798
Oak Hill European Credit Partners VII DAC
(Ireland)
4.637% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 520,898 556,326
Oaktree CLO Ltd. (Cayman)
6.696% (SOFR + 1.372%)
due 04/22/30 ~ § $ 300,000 300,421
Octagon Investment Partners Ltd. (Cayman)
6.549% (SOFR + 1.222%)
due 04/16/31 ~ § 465,361 465,732
OSD CLO Ltd. (Cayman)
6.449% (SOFR + 1.132%)
due 04/17/31 ~ § 1,062,859 1,064,441
OZLM CLO XXIV Ltd. (Cayman)
6.746% (SOFR + 1.422%)
due 07/20/32 ~ § 200,000 200,170
OZLM VIII Ltd. (Cayman)
6.559% (SOFR + 1.242%)
due 10/17/29 ~ § 99,882 99,959
Palmer Square Loan Funding Ltd. (Cayman)
6.386% (SOFR + 1.062%)
due 07/20/29 ~ § 270,939 271,007
6.390% (SOFR + 1.062%)
due 10/15/29 ~ § 369,901 370,066
Rad CLO 5 Ltd. (Cayman)
6.705% (SOFR + 1.382%)
due 07/24/32 ~ § 500,000 500,652
Romark CLO Ltd. (Cayman)
6.618% (SOFR + 1.292%)
due 10/23/30 ~ § 317,360 317,809

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Saranac CLO VI Ltd. (Jersey)
6.748% (SOFR + 1.402%)
due 08/13/31 ~ § $ 221,783 $ 222,531
Segovia European CLO 6- DAC (Ireland)
4.777% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 399,391 425,561
SLM Student Loan Trust
6.159% (SOFR + 0.812%)
due 10/25/64 ~ § $ 509,179 508,954
Sound Point CLO IX Ltd. (Cayman)
6.796% (SOFR + 1.472%)
due 07/20/32 ~ § 600,000 601,547
TCW CLO Ltd. (Cayman)
6.555% (SOFR + 1.232%)
due 04/25/31 ~ § 290,942 291,360
THL Credit Wind River CLO Ltd. (Cayman)
6.670% (SOFR + 1.342%)
due 07/15/31 ~ § 300,000 300,163
TSTAT Ltd. (Bermuda)
6.925% (SOFR + 1.600%)
due 07/20/31 ~ § 406,481 407,100
United States Small Business
Administration
5.290% due 12/01/27  202,027 199,367
Venture XVII CLO Ltd. (Cayman)
6.470% (SOFR + 1.142%)
due 04/15/27 ~ § 7,967 7,970
Venture XXIV CLO Ltd. (Cayman)
6.486% (SOFR + 1.162%)
due 10/20/28 ~ § 84,375 84,441
Venture XXVIII CLO Ltd. (Cayman)
6.576% (SOFR + 1.252%)
due 07/20/30 ~ § 202,684 202,993
Vibrant CLO XI Ltd. (Cayman)
6.706% (SOFR + 1.382%)
due 07/20/32 ~ § 300,000 300,253
Voya CLO Ltd. (Cayman)
6.529% (SOFR + 1.212%)
due 04/17/30 ~ § 831,530 832,654
6.690% (SOFR + 1.362%)
due 07/14/31 ~ § 351,562 351,915
Wellfleet CLO Ltd. (Cayman)
6.679% (SOFR + 1.362%)
due 07/17/31 ~ § 1,329,003 1,330,321
29,237,193
Total Asset-Backed Securities
    (Cost $34,327,398) 34,004,891
U.S. TREASURY OBLIGATIONS - 84.2%
U.S. Treasury Inflation Protected Securities - 84.2%
0.125% due 10/15/25 ^ 19,949,111 19,296,075
0.125% due 04/15/26 ^ 6,815,319 6,510,979
0.125% due 07/15/26 ^ 14,808,258 14,156,857
0.125% due 10/15/26 ^ 6,999,811 6,663,214
0.125% due 04/15/27 ^ 5,774,964 5,434,248
0.125% due 01/15/30 ^ 10,164,375 9,150,449
0.125% due 07/15/30 ^ 11,863,003 10,617,842
0.125% due 01/15/31 ^ 6,625,025 5,849,676
0.125% due 07/15/31 ^ 3,310,279 2,908,065
0.125% due 02/15/51 ^ 2,420,382 1,401,537
0.125% due 02/15/52 ^ 788,347 448,283
a
Principal
Amount Value
0.250% due 07/15/29 ^ $ 4,537,282 $ 4,167,697
0.250% due 02/15/50 ^ 3,341,211 2,042,573
0.375% due 07/15/25 ^ 5,893,313 5,745,323
0.375% due 01/15/27 ^ ‡ 1,090,194 1,036,458
0.375% due 07/15/27 ^ 7,755,193 7,360,371
0.500% due 01/15/28 ^ 12,173,107 11,472,377
0.625% due 01/15/26 ^ 3,906,773 3,780,155
0.625% due 07/15/32 ^ 10,576,356 9,487,347
0.625% due 02/15/43 ^ 7,132,936 5,361,520
0.750% due 07/15/28  8,307,047 7,895,330
0.750% due 02/15/42 ^ 8,673,125 6,782,389
0.750% due 02/15/45 ^ 7,283,797 5,461,747
0.875% due 01/15/29 ^ 6,581,699 6,236,541
0.875% due 02/15/47 ^ 6,888,491 5,177,935
1.000% due 02/15/46 ^ 6,921,225 5,406,308
1.000% due 02/15/48 ^ 5,466,762 4,190,208
1.000% due 02/15/49 ^ 5,731,048 4,358,028
1.125% due 01/15/33 ^ 11,474,103 10,620,266
1.250% due 04/15/28 ^ 731,640 706,801
1.375% due 07/15/33 ^ 14,041,398 13,264,314
1.375% due 02/15/44 ^ 9,566,007 8,206,269
1.500% due 02/15/53 ^ 2,320,296 1,951,399
1.625% due 10/15/27 ^ ‡ 12,490,384 12,288,767
1.750% due 01/15/28 ^ ‡ 2,692,168 2,650,023
2.000% due 01/15/26 ^ 7,826,577 7,731,849
2.125% due 04/15/29 ^ 3,041,790 3,046,223
2.125% due 02/15/40 ^ 1,116,877 1,106,470
2.125% due 02/15/41 ^ 2,877,516 2,855,684
2.125% due 02/15/54 ^ 2,553,800 2,485,702
2.375% due 01/15/27 ^ 139,914 139,873
2.375% due 10/15/28 ^ 22,216,641 22,510,890
2.500% due 01/15/29 ^ 5,107,815 5,198,778
3.625% due 04/15/28 ^ 13,866,299 14,576,526
3.875% due 04/15/29 ^ 10,229,440 11,052,605
298,791,971
Total U.S. Treasury Obligations
    (Cost $336,877,401) 298,791,971
FOREIGN GOVERNMENT BONDS & NOTES - 9.9%
Canadian Government (Canada)
4.250% due 12/01/26 ^ CAD 2,742,480 2,125,445
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ EUR 4,179,700 4,376,543
0.100% due 07/25/31 ^ ~ 1,196,050 1,207,301
0.250% due 07/25/24 ^ ~ 2,036,624 2,180,314
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~ 1,455,252 1,435,862
1.400% due 05/26/25 ^ ~ 11,992,200 12,698,520
1.800% due 05/15/36 ^ ~ 607,998 621,241
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^ JPY 524,566,980 3,423,428
0.100% due 03/10/29 ^ 1,084,060,656 7,101,746
Total Foreign Government Bonds & Notes
    (Cost $39,814,906) 35,170,400

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $200,523 or 0.1%
of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, investments with a total aggregate value of $3,851,540 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, swap agreements and delayed delivery securities (including sale-
buyback financing transactions).
(d) As of June 30, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $2,447,128 at a weighted average interest rate of 5.4%. As of June 30, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$55,582,475 at a weighted average interest rate of 0.4%.
(e) As of June 30, 2024, open futures contracts outstanding were as follows:
(f) As of June 30, 2024, forward foreign currency contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 11.8%
Repurchase Agreements - 11.8%
Deutsche Bank Securities, Inc.
5.440% due 07/02/24
(Dated 07/01/24, repurchase price of
$38,505,818; collateralized by U.S.
Treasury Obligations: 0.750% due
07/15/28 and value $39,173,464) $ 38,500,000 $ 38,500,000
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $3,523,403; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $3,592,583) 3,521,951 3,521,951
42,021,951
Total Short-Term Investments
(Cost $42,021,951) 42,021,951
TOTAL INVESTMENTS - 135.5%
(Cost $524,513,357) 480,715,469
DERIVATIVES - 0.1% 344,436
OTHER ASSETS & LIABILITIES, NET - (35.6%) (126,367,902)
NET ASSETS - 100.0% $ 354,692,003
U.S. Treasury Obligations 84 .2%
Mortgage-Backed Securities 19 .5%
Short-Term Investments 11 .8%
Foreign Government Bonds & Notes 9 .9%
Asset-Backed Securities 9 .6%
Others (each less than 3.0%) 0 .5%
135 .5%
Derivatives 0 .1%
Other Assets and Liabilities, Net ( 35 .6% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 09/24 44 $ 4,796,749 $ 4,839,312 $ 42,563
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 103 11,648,744 11,693,719 44,975
CME Ultra Long Term U.S. Treasury Bond 09/24 32 4,008,976 4,011,000 2,024
Eurex 5 Year Euro BOBL 09/24 20 2,469,311 2,494,029 24,718
Eurex 30 Year Euro BUXL 09/24 13 1,770,530 1,813,248 42,718
Euro-BTP Italian Bond 09/24 44 5,488,362 5,432,675 (55,687)
SFE 10 Year Australian Bond 09/24 69 5,239,135 5,227,567 (11,568)
$ 89,743
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/24 202 41,198,782 41,252,188 (53,406)
CBOT 5 Year U.S. Treasury Notes 09/24 418 44,181,457 44,549,656 (368,199)
CBOT U.S. Long Bond 09/24 208 24,406,487 24,609,000 (202,513)
Eurex 2 Year Euro SCHATZ 09/24 60 6,762,278 6,791,968 (29,690)
Eurex 10 Year Euro BUND 09/24 125 17,432,195 17,619,813 (187,618)
Eurex French Government Bond OAT 09/24 50 6,647,472 6,592,771 54,701
EUX Short term Euro-BTP 09/24 65 7,308,564 7,309,933 (1,369)
SFE 3 Year Australian Bond 09/24 16 1,129,198 1,125,603 3,595
( $ 784,499 )
Total Futures Contracts ( $ 694,756 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 233,000 USD 155,249 07/24 BNP $ 185 $ –
CAD 2,872,799 USD 2,098,224 07/24 HSB 1,698 –
DKK 4,210,756 USD 604,225 07/24 JPM 430 –
DKK 2,889,946 USD 414,044 07/24 MSC 946 –
EUR 187,000 USD 203,888 07/24 BOA – (3,621)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(g) As of June 30, 2024, premiums received, and value of written options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 30,277,000 USD 32,375,196 07/24 HSB $ 49,971 $ –
GBP 127,000 USD 160,681 07/24 HSB – (140)
GBP 390,000 USD 494,000 07/24 JPM – (1,001)
JPY 1,692,908,150 USD 10,587,293 07/24 TDB – (65,147)
NZD 226,955 USD 138,579 07/24 BOA – (341)
USD 54,564 AUD 82,450 07/24 BRC – (439)
USD 100,126 AUD 150,550 07/24 TDB – (306)
USD 155,381 AUD 233,000 08/24 BNP – (184)
USD 2,103,448 CAD 2,871,000 07/24 BNP 4,840 –
USD 2,098,224 CAD 2,870,869 08/24 HSB – (1,776)
USD 406,201 DKK 2,790,140 07/24 BRC 5,543 –
USD 627,246 DKK 4,318,991 07/24 UBS 7,049 –
USD 604,225 DKK 4,203,319 08/24 JPM – (430)
USD 414,044 DKK 2,884,802 08/24 MSC – (940)
USD 33,074,740 EUR 30,464,000 07/24 BOA 449,305 –
USD 32,422,519 EUR 30,277,000 08/24 HSB – (49,971)
USD 657,557 GBP 517,000 07/24 CIT 4,018 –
USD 160,708 GBP 127,000 08/24 HSB 138 –
USD 10,828,528 JPY 1,692,802,283 07/24 BNP 307,040 –
USD 10,587,293 JPY 1,684,969,798 08/24 TDB 65,024 –
USD 138,667 NZD 225,000 07/24 BNP 1,620 –
Total Forward Foreign Currency Contracts $ 897,807 ( $ 124,296 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 39,636 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.900% 08/29/25 GSC EUR 2,900,000 $ 37,692 ( $ 28,112 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,240 (143,854)
$ 247,932 ( $ 171,966 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 08/29/25 GSC 2,900,000 37,692 (17,766)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,239 (117,169)
$ 247,931 ( $ 134,935 )
Total Interest Rate Swaptions $ 495,863 ( $ 306,901 )
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 2 Year Euro SCHATZ Futures
EUR
106.20 07/26/24 EUX 136 EUR 14,443,200 $ 23,445 ( $ 9,467 )
a
Total Written Options $ 619,395 ( $ 356,004 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(h) As of June 30, 2024, swap agreements outstanding were as follows:
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.550% 6 Month EURIBOR A/S LCH 08/10/24 EUR 200,000 ( $ 3,048 ) ( $ 564 ) ( $ 2,484 )
2.420% U.S. CPI Urban Consumers Z/Z LCH 08/24/24 $ 3,700,000 (25,728) – (25,728)
2.500% U.S. CPI Urban Consumers Z/Z LCH 09/07/24 8,500,000 (47,943) – (47,943)
2.510% U.S. CPI Urban Consumers Z/Z LCH 09/08/24 4,300,000 (23,839) – (23,839)
2.560% U.S. CPI Urban Consumers Z/Z LCH 09/12/24 400,000 (2,016) – (2,016)
2.565% U.S. CPI Urban Consumers Z/Z LCH 09/12/24 3,800,000 (18,965) – (18,965)
3.900% 1 Day USD SOFR A/A LCH 03/22/26 12,600,000 (216,566) 1,650 (218,216)
0.700% 6 Month EURIBOR A/S LCH 04/11/27 EUR 700,000 (52,267) (49,722) (2,545)
0.650% 6 Month EURIBOR A/S LCH 04/12/27 1,400,000 (106,267) (101,457) (4,810)
0.650% 6 Month EURIBOR A/S LCH 05/11/27 900,000 (67,019) (67,307) 288
1.000% 6 Month EURIBOR A/S LCH 05/13/27 1,600,000 (102,315) (103,758) 1,443
1.000% 6 Month EURIBOR A/S LCH 05/18/27 700,000 (44,554) (45,685) 1,131
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (1,264,390) (165,833) (1,098,557)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (342,019) (305,429) (36,590)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,073,678) (954,412) (119,266)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (510,409) (462,962) (47,447)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (107,269) (96,657) (10,612)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,091,824) (1,165,781) 73,957
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 70,425 700 69,725
2.356% Eurostat Eurozone HICP Z/Z LCH 11/15/33 1,500,000 26,360 (2,380) 28,740
2.363% Eurostat Eurozone HICP Z/Z LCH 11/15/33 800,000 14,593 – 14,593
2.390% Eurostat Eurozone HICP Z/Z LCH 11/15/33 900,000 18,962 881 18,081
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 16,000,000 (1,249,249) (250,558) (998,691)
2.750% 6 Month EURIBOR A/S LCH 09/18/34 EUR 43,800,000 (253,554) 641,923 (895,477)
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 (624) (1,250) 626
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (18,653) (30,243) 11,590
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 900,000 22,939 (20,415) 43,354
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 65,991 6,015 59,976
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 66,273 1,735 64,538
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 13,720 – 13,720
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 34,691 3,920 30,771
( $ 6,288,242 ) ( $ 3,167,589 ) ( $ 3,120,653 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.475% 1 Day Euro Overnight A/A LCH 02/26/25 EUR 76,500,000 $ 140,762 $ 10,374 $ 130,388
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 48,500,000 685,272 160,704 524,568
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 237,972 203,223 34,749
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 301,116 255,476 45,640
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 146,183 118,816 27,367
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 83,561 67,532 16,029
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 106,705 86,786 19,919
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 18,777 30,996 (12,219)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 27,987 47,984 (19,997)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 4,287 9,023 (4,736)
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 144,673 129,014 15,659
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 154,145 136,950 17,195
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 22,449 (3,299) 25,748
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 29,355 23,914 5,441
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 32,836 26,277 6,559
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 (4,955) (6,857) 1,902
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 602,645 535,506 67,139
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 70,612 7,981 62,631
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 1,500,000 35,369 71,769 (36,400)
2.720% Eurostat Eurozone HICP Z/Z LCH 06/15/32 1,400,000 (9,516) 27,531 (37,047)
2.470% Eurostat Eurozone HICP Z/Z LCH 07/15/32 800,000 16,144 35,407 (19,263)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 EUR 1,500,000 $ 760,825 $ 737,765 $ 23,060
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 784,505 760,752 23,753
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,415,081 1,373,554 41,527
2.548% Eurostat Eurozone HICP Z/Z LCH 11/15/53 300,000 (7,650) (929) (6,721)
2.620% Eurostat Eurozone HICP Z/Z LCH 11/15/53 100,000 (4,906) – (4,906)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 $ 3,050,000 969,379 187,545 781,834
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,556,196 238,990 1,317,206
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 101,184 63,922 37,262
2.500% 6 Month EURIBOR A/S LCH 09/18/54 EUR 13,300,000 77,387 (570,992) 648,379
$ 8,498,380 $ 4,765,714 $ 3,732,666
a –
Total Interest Rate Swaps $ 2,210,138 $ 1,598,125 $ 612,013
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/25 5.490% Z MSC 07/22/24 $ 15,000,000 $ 20,984 $ – $ 20,984
U.S. Treasury Inflation Protected Securities
0.625% due 01/15/26 5.500% Z MSC 07/22/24 10,000,000 – – –
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27 5.490% Z MSC 07/22/24 20,000,000 45,100 – 45,100
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31 5.490% Z MSC 07/22/24 20,000,000 (56,412) – (56,412)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32 5.500% Z MSC 07/22/24 30,000,000 – – –
$ 9,672 $ – $ 9,672
Total Swap Agreements $ 2,219,810 $ 1,598,125 $ 621,685
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 66,084
Liabilities – (56,412)
Centrally Cleared Swap Agreements (1)
Assets 6,004,615 4,306,488
Liabilities (4,406,490) (3,694,475)
$ 1,598,125 $ 621,685
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(i) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,733,346 $ – $ 1,733,346 $ –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 4,767,820 – 4,767,820 –
Collateralized Mortgage Obligations - Residential 9,945,271 – 9,881,467 63,804
Fannie Mae 39,925,098 – 39,925,098 –
Freddie Mac 421,038 – 421,038 –
Government National Mortgage Association 13,933,683 – 13,933,683 –
Total Mortgage-Backed Securities 68,992,910 – 68,929,106 63,804
Asset-Backed Securities
Home Equity Other 4,767,698 – 4,630,979 136,719
Other Asset-Backed Securities 29,237,193 – 29,237,193 –
Total Asset-Backed Securities 34,004,891 – 33,868,172 136,719
U.S. Treasury Obligations 298,791,971 – 298,791,971 –
Foreign Government Bonds & Notes 35,170,400 – 35,170,400 –
Short-Term Investments 42,021,951 – 42,021,951 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 897,807 – 897,807 –
Interest Rate Contracts
Futures 215,294 215,294 – –
Swaps 4,372,572 – 4,372,572 –
Total Interest Rate Contracts 4,587,866 215,294 4,372,572 –
Total Asset - Derivatives 5,485,673 215,294 5,270,379 –
Total Assets 486,201,142 215,294 485,785,325 200,523
a
Liabilities Sale-Buyback Financing Transactions (257,129,117) – (257,129,117) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (124,296) – (124,296) –
Interest Rate Contracts
Futures (910,050) (910,050) – –
Written Options (356,004) – (356,004) –
Swaps (3,750,887) – (3,750,887) –
Total Interest Rate Contracts (5,016,941) (910,050) (4,106,891) –
Total Liabilities - Derivatives (5,141,237) (910,050) (4,231,187) –
Total Liabilities (262,270,354) (910,050) (261,360,304) –
Total $ 223,930,788 ( $ 694,756 ) $ 224,425,021 $ 200,523

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.0%
Basic Materials - 0.2%
CF Industries, Inc.
4.950% due 06/01/43  $ 410,000 $ 358,001
DuPont de Nemours, Inc.
5.319% due 11/15/38  179,000 184,253
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 253,831
Nutrien Ltd. (Canada)
5.000% due 04/01/49  375,000 330,532
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  440,000 396,107
1,522,724
Communications - 1.3%
Amazon.com, Inc.
3.875% due 08/22/37  450,000 397,589
AT&T, Inc.
2.750% due 06/01/31  630,000 539,650
3.550% due 09/15/55  1,434,000 967,594
5.400% due 02/15/34  400,000 400,184
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  705,000 473,938
3.700% due 04/01/51  860,000 523,461
Comcast Corp.
3.250% due 11/01/39  1,470,000 1,131,961
5.350% due 05/15/53  1,000,000 959,291
Corning, Inc.
5.750% due 08/15/40  300,000 297,665
Discovery Communications LLC
3.625% due 05/15/30  630,000 554,583
Meta Platforms, Inc.
5.600% due 05/15/53  610,000 623,050
Paramount Global
2.900% due 01/15/27  302,000 278,830
Sprint Capital Corp.
6.875% due 11/15/28  357,000 378,713
T-Mobile USA, Inc.
5.050% due 07/15/33  895,000 875,949
5.150% due 04/15/34  477,000 469,004
Verizon Communications, Inc.
5.050% due 05/09/33  1,255,000 1,237,746
10,109,208
Consumer, Cyclical - 1.7%
7-Eleven, Inc.
2.500% due 02/10/41 ~ 283,000 185,015
Alimentation Couche-Tard, Inc. (Canada)
3.625% due 05/13/51 ~ 875,000 628,869
American Airlines Pass-Through Trust
Class A
3.650% due 12/15/29  1,056,240 971,667
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  1,356,160 1,259,854
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,955,765 1,809,809
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,627,701 1,479,740
a
Principal
Amount Value
General Motors Financial Co., Inc.
2.700% due 06/10/31  $ 230,000 $ 190,263
5.950% due 04/04/34  525,000 525,654
Hasbro, Inc.
3.900% due 11/19/29  362,000 334,023
Hyundai Capital America
1.800% due 01/10/28 ~ 395,000 350,199
JetBlue Pass-Through Trust Class B
7.750% due 05/15/30  907,785 933,590
Lear Corp.
2.600% due 01/15/32  265,000 217,554
Starbucks Corp.
3.350% due 03/12/50  565,000 385,175
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  426,522 383,865
3.700% due 09/01/31  1,113,170 1,012,366
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  968,582 940,145
3.650% due 07/07/27  1,477,778 1,429,151
13,036,939
Consumer, Non-Cyclical - 2.8%
Altria Group, Inc.
2.450% due 02/04/32  355,000 287,184
Amgen, Inc.
5.600% due 03/02/43  500,000 493,087
5.650% due 03/02/53  535,000 527,260
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37  205,000 228,458
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 394,498
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  1,130,000 1,012,767
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 195,040
Bon Secours Mercy Health, Inc.
3.205% due 06/01/50  700,000 475,385
Boston Scientific Corp.
4.550% due 03/01/39  167,000 155,710
6.500% due 11/15/35  215,000 238,770
Bristol-Myers Squibb Co.
4.125% due 06/15/39  500,000 434,112
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  805,000 688,970
CommonSpirit Health
2.782% due 10/01/30  1,065,000 923,369
3.910% due 10/01/50  650,000 494,932
CVS Health Corp.
4.875% due 07/20/35  850,000 794,755
5.050% due 03/25/48  430,000 370,766
5.250% due 02/21/33  300,000 293,076
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 450,391 392,006
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 225,458
Element Fleet Management Corp. (Canada)
6.271% due 06/26/26 ~ 535,000 541,525
Elevance Health, Inc.
2.250% due 05/15/30  335,000 287,161
Gilead Sciences, Inc.
2.600% due 10/01/40  675,000 465,543
Global Payments, Inc.
3.200% due 08/15/29  500,000 449,411
5.300% due 08/15/29  285,000 283,149

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
HCA, Inc.
5.500% due 06/15/47  $ 700,000 $ 647,794
JBS USA Holding Lux SARL/ JBS USA
Food Co./ JBS Lux Co. SARL
3.750% due 12/01/31  610,000 534,580
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.750% due 03/15/34 ~ 650,000 689,476
Kellanova
5.250% due 03/01/33  385,000 382,689
Keurig Dr Pepper, Inc.
3.200% due 05/01/30  400,000 360,671
Kraft Heinz Foods Co.
4.625% due 10/01/39  380,000 336,915
Kroger Co.
1.700% due 01/15/31  420,000 338,309
MedStar Health, Inc.
3.626% due 08/15/49  520,000 394,823
MultiCare Health System
2.803% due 08/15/50  560,000 340,193
MyMichigan Health
3.409% due 06/01/50  1,000,000 704,671
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 135,107
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 434,089
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  1,245,000 1,201,693
Piedmont Healthcare, Inc.
2.864% due 01/01/52  515,000 327,685
Quanta Services, Inc.
2.350% due 01/15/32  420,000 341,488
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  625,000 514,955
Royalty Pharma PLC
2.150% due 09/02/31  84,000 67,368
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 500,000 424,812
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  655,000 474,773
UnitedHealth Group, Inc.
2.750% due 05/15/40  405,000 291,187
5.875% due 02/15/53  420,000 436,489
University of Miami
4.063% due 04/01/52  240,000 193,509
Verisk Analytics, Inc.
5.750% due 04/01/33  300,000 308,404
Viterra Finance BV (Netherlands)
3.200% due 04/21/31 ~ 1,000,000 864,297
Zoetis, Inc.
5.600% due 11/16/32  400,000 409,304
21,807,673
Energy - 1.1%
BG Energy Capital PLC
5.125% due 10/15/41 ~ 280,000 260,102
BP Capital Markets America, Inc.
4.812% due 02/13/33  860,000 834,145
Cheniere Energy, Inc.
5.650% due 04/15/34 ~ 310,000 310,439
DT Midstream, Inc.
4.300% due 04/15/32 ~ 790,000 716,760
Enbridge, Inc. (Canada)
5.625% due 04/05/34  380,000 379,522
a
Principal
Amount Value
5.700% due 03/08/33  $ 700,000 $ 705,763
Energy Transfer LP
6.100% due 02/15/42  455,000 446,677
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 363,656
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~ 105,000 87,429
4.317% due 12/30/39 ~ 335,000 243,830
Galaxy Pipeline Assets Bidco Ltd. (United
Arab Emirates)
2.940% due 09/30/40 ~ 503,679 403,572
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 865,000 830,777
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 271,556
MPLX LP
4.500% due 04/15/38  580,000 506,073
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 860,000 735,406
Phillips 66 Co.
5.300% due 06/30/33  620,000 612,973
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  390,000 398,682
TotalEnergies Capital International SA
(France)
2.986% due 06/29/41  1,130,000 824,121
8,931,483
Financial - 12.5%
ABN AMRO Bank NV (Netherlands)
6.575% due 10/13/26 ~ 1,100,000 1,111,458
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,080,000 1,007,830
3.300% due 01/30/32  550,000 472,738
AIB Group PLC (Ireland)
6.608% due 09/13/29 ~ 405,000 418,243
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  690,000 608,756
American Tower Corp.
3.100% due 06/15/50  351,000 226,858
5.900% due 11/15/33  1,060,000 1,086,056
ANZ New Zealand International Ltd. (New
Zealand)
5.355% due 08/14/28 ~ 690,000 697,551
Aon North America, Inc.
5.450% due 03/01/34  800,000 796,791
5.750% due 03/01/54  700,000 685,252
Athene Global Funding
1.450% due 01/08/26 ~ 485,000 455,522
2.500% due 03/24/28 ~ 885,000 794,611
Australia & New Zealand Banking Group
Ltd. (Australia)
4.400% due 05/19/26 ~ 640,000 626,846
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 5,605,000 5,043,971
5.750% due 03/01/29 ~ 619,000 615,750
6.375% due 05/04/28 ~ 1,005,000 1,021,044
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 183,476
5.147% due 08/18/25  400,000 396,999
6.607% due 11/07/28  1,000,000 1,050,685
Bank of America Corp.
2.676% due 06/19/41  590,000 412,474

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.202% due 04/25/29  $ 2,060,000 $ 2,057,243
5.288% due 04/25/34  2,460,000 2,435,638
5.819% due 09/15/29  1,560,000 1,592,952
5.872% due 09/15/34  940,000 967,343
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,712,000 1,578,715
5.601% due 03/20/30 ~ 290,000 289,963
Bank of New York Mellon Corp.
6.474% due 10/25/34  620,000 668,986
Bank of Nova Scotia (Canada)
4.850% due 02/01/30  600,000 590,624
Banque Federative du Credit Mutuel SA
(France)
1.604% due 10/04/26 ~ 515,000 474,094
5.790% due 07/13/28 ~ 570,000 581,495
Barclays PLC (United Kingdom)
2.894% due 11/24/32  1,158,000 958,339
6.224% due 05/09/34  945,000 968,872
Berkshire Hathaway Finance Corp.
3.850% due 03/15/52  535,000 413,962
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 491,443
5.176% due 01/09/30 ~ 1,580,000 1,563,927
5.894% due 12/05/34 ~ 290,000 297,217
BPCE SA (France)
1.652% due 10/06/26 ~ 1,670,000 1,580,627
5.716% due 01/18/30 ~ 370,000 369,369
5.936% due 05/30/35 ~ 860,000 856,981
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 214,066
4.125% due 05/15/29  600,000 566,622
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 360,010
Brown & Brown, Inc.
2.375% due 03/15/31  1,125,000 929,877
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 850,000 866,556
Capital One Financial Corp.
3.800% due 01/31/28  1,000,000 951,027
Citigroup, Inc.
2.520% due 11/03/32  1,225,000 1,006,934
3.057% due 01/25/33  1,909,000 1,622,095
3.520% due 10/27/28  980,000 926,609
CNO Global Funding
5.875% due 06/04/27 ~ 1,200,000 1,204,628
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 253,196
Credit Agricole SA (France)
5.335% due 01/10/30 ~ 730,000 722,412
6.316% due 10/03/29 ~ 500,000 513,728
Crown Castle, Inc.
2.900% due 04/01/41  2,000,000 1,385,537
Danske Bank AS (Denmark)
5.705% due 03/01/30 ~ 475,000 476,513
Deutsche Bank AG (Germany)
2.311% due 11/16/27  471,000 434,980
6.720% due 01/18/29  365,000 376,815
6.819% due 11/20/29  380,000 395,326
7.146% due 07/13/27  570,000 583,993
DNB Bank ASA (Norway)
1.605% due 03/30/28 ~ 805,000 725,104
Empower Finance 2020 LP (Canada)
3.075% due 09/17/51 ~ 625,000 399,519
a
Principal
Amount Value
Essex Portfolio LP
5.500% due 04/01/34  $ 190,000 $ 188,418
Extra Space Storage LP
2.400% due 10/15/31  1,230,000 1,011,159
F&G Annuities & Life, Inc.
6.500% due 06/04/29  245,000 244,304
Federal Realty OP LP
1.250% due 02/15/26  785,000 733,014
Federation des Caisses Desjardins du
Quebec (Canada)
5.700% due 03/14/28 ~ 520,000 526,199
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 ~ 124,000 123,299
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,713,000 2,505,828
2.640% due 02/24/28  716,000 667,960
5.727% due 04/25/30  430,000 437,732
6.484% due 10/24/29  830,000 866,719
Healthcare Realty Holdings LP
3.100% due 02/15/30  580,000 507,448
Healthpeak OP LLC
2.875% due 01/15/31  1,130,000 975,741
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 570,457
2.206% due 08/17/29  1,495,000 1,314,567
Huntington National Bank
5.650% due 01/10/30  513,000 513,695
ING Groep NV (Netherlands)
6.083% due 09/11/27  206,000 208,379
KBC Group NV (Belgium)
6.324% due 09/21/34 ~ 740,000 768,674
KeyCorp
4.789% due 06/01/33  115,000 105,131
Lloyds Banking Group PLC (United
Kingdom)
5.679% due 01/05/35  735,000 732,483
5.721% due 06/05/30  1,000,000 1,008,546
LSEGA Financing PLC (United Kingdom)
2.000% due 04/06/28 ~ 720,000 645,478
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 600,000 496,174
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.538% due 07/20/27  500,000 462,815
Mizuho Financial Group, Inc. (Japan)
5.778% due 07/06/29  1,690,000 1,713,156
Morgan Stanley
4.889% due 07/20/33  1,500,000 1,446,639
5.466% due 01/18/35  396,000 395,112
5.656% due 04/18/30  705,000 717,109
Mutual of Omaha Cos Global Funding
5.800% due 07/27/26 ~ 600,000 603,267
Nasdaq, Inc.
5.550% due 02/15/34  295,000 295,546
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 492,318
4.892% due 05/18/29  1,400,000 1,369,104
5.778% due 03/01/35  755,000 757,826
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 822,844
New York Life Insurance Co.
3.750% due 05/15/50 ~ 1,140,000 852,096

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
NNN REIT, Inc.
5.500% due 06/15/34  $ 310,000 $ 307,233
5.600% due 10/15/33  250,000 248,900
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  650,000 665,293
Nordea Bank Abp (Finland)
5.375% due 09/22/27 ~ 580,000 583,174
Northwestern Mutual Global Funding
1.700% due 06/01/28 ~ 490,000 432,273
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 486,353
Realty Income Corp.
1.800% due 03/15/33  705,000 530,997
Sabra Health Care LP
3.200% due 12/01/31  515,000 428,336
Santander Holdings USA, Inc.
6.174% due 01/09/30  865,000 872,064
Santander UK Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  560,000 517,951
6.534% due 01/10/29  1,400,000 1,439,076
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 1,225,000 1,192,605
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 419,854
5.634% due 01/19/30 ~ 1,066,000 1,051,749
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 500,000 500,283
5.905% due 05/14/35 ~ 985,000 976,945
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.716% due 09/14/28  1,300,000 1,325,540
Teachers Insurance & Annuity Association
of America
3.300% due 05/15/50 ~ 555,000 369,465
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  510,000 516,489
Truist Financial Corp.
5.122% due 01/26/34  520,000 498,266
6.047% due 06/08/27  470,000 473,510
7.161% due 10/30/29  625,000 663,828
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 1,115,000 1,052,894
5.428% due 02/08/30 ~ 217,000 216,614
5.617% due 09/13/30 ~ 310,000 311,409
5.699% due 02/08/35 ~ 225,000 224,862
6.537% due 08/12/33 ~ 440,000 461,972
UDR, Inc.
1.900% due 03/15/33  185,000 139,825
2.100% due 08/01/32  1,130,000 885,852
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 951,484
Wells Fargo & Co.
4.611% due 04/25/53  780,000 667,113
5.198% due 01/23/30  825,000 821,701
5.557% due 07/25/34  470,000 469,833
6.491% due 10/23/34  800,000 853,171
WP Carey, Inc.
2.250% due 04/01/33  325,000 250,836
2.400% due 02/01/31  420,000 348,647
98,601,882
a
Principal
Amount Value
Industrial - 1.0%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ $ 935,000 $ 847,125
Boeing Co.
2.700% due 02/01/27  1,105,000 1,019,045
6.298% due 05/01/29 ~ 625,000 633,980
6.388% due 05/01/31 ~ 355,000 361,557
6.528% due 05/01/34 ~ 580,000 594,159
Burlington Northern Santa Fe LLC
5.500% due 03/15/55  410,000 411,047
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  500,000 433,481
CSX Corp.
3.800% due 11/01/46  500,000 386,840
Graphic Packaging International LLC
1.512% due 04/15/26 ~ 594,000 550,616
L3Harris Technologies, Inc.
5.400% due 07/31/33  300,000 299,178
Masco Corp.
2.000% due 10/01/30  525,000 433,161
Northrop Grumman Corp.
3.850% due 04/15/45  400,000 312,922
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 111,689
Penske Truck Leasing Co. LP/PTL Finance
Corp.
6.050% due 08/01/28 ~ 800,000 819,643
RTX Corp.
3.750% due 11/01/46  1,000,000 748,997
Siemens Financieringsmaatschappij NV
(Germany)
3.300% due 09/15/46 ~ 250,000 183,643
8,147,083
Technology - 1.0%
Analog Devices, Inc.
2.800% due 10/01/41  259,000 182,632
Apple, Inc.
3.950% due 08/08/52  1,530,000 1,243,864
Broadcom, Inc.
3.187% due 11/15/36 ~ 148,000 117,179
CGI, Inc. (Canada)
2.300% due 09/14/31  600,000 478,212
Dell International LLC/EMC Corp.
6.200% due 07/15/30  695,000 729,929
Foundry JV Holdco LLC
6.250% due 01/25/35 ~ 1,200,000 1,226,835
Intuit, Inc.
5.500% due 09/15/53  240,000 241,311
KLA Corp.
3.300% due 03/01/50  800,000 563,748
Leidos, Inc.
2.300% due 02/15/31  700,000 577,077
Oracle Corp.
3.800% due 11/15/37  575,000 474,045
5.550% due 02/06/53  600,000 568,102
Roper Technologies, Inc.
1.750% due 02/15/31  400,000 322,154
Texas Instruments, Inc.
5.050% due 05/18/63  670,000 623,154
VMware LLC
4.700% due 05/15/30  620,000 600,027
7,948,269

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Utilities - 3.4%
Atmos Energy Corp.
1.500% due 01/15/31  $ 705,000 $ 565,245
Baltimore Gas & Electric Co.
5.400% due 06/01/53  930,000 888,456
Constellation Energy Generation LLC
5.800% due 03/01/33  819,000 836,176
Dominion Energy, Inc.
3.300% due 04/15/41  470,000 339,824
DTE Electric Co.
3.250% due 04/01/51  500,000 338,637
DTE Electric Securitization Funding II LLC
6.090% due 09/01/38  600,000 645,083
Duke Energy Corp.
3.750% due 09/01/46  770,000 561,325
6.100% due 09/15/53  850,000 863,681
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 800,000 651,229
Edison International
5.750% due 06/15/27  255,000 257,345
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  550,000 453,008
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 327,957
Entergy Louisiana LLC
2.900% due 03/15/51  260,000 157,729
Entergy Mississippi LLC
5.000% due 09/01/33  1,115,000 1,081,105
5.850% due 06/01/54  480,000 478,392
Evergy, Inc.
2.900% due 09/15/29  1,160,000 1,036,556
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 434,614
Fortis, Inc. (Canada)
3.055% due 10/04/26  750,000 711,922
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 317,353
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 326,014
Nevada Power Co.
6.000% due 03/15/54  350,000 356,283
NRG Energy, Inc.
2.450% due 12/02/27 ~ 1,020,000 920,974
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 137,902
4.300% due 03/15/45  325,000 250,235
5.800% due 05/15/34  691,000 686,941
6.400% due 06/15/33  878,000 907,452
6.750% due 01/15/53  390,000 405,165
PG&E Recovery Funding LLC
5.536% due 07/15/49  975,000 988,494
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 303,790
5.099% due 06/01/54  415,000 397,820
5.212% due 12/01/49  225,000 217,908
Public Service Co. of Oklahoma
5.250% due 01/15/33  930,000 910,994
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  390,000 386,776
Puget Energy, Inc.
2.379% due 06/15/28  330,000 294,889
SCE Recovery Funding LLC
4.697% due 06/15/42  561,318 545,919
a
Principal
Amount Value
5.112% due 12/14/49  $ 240,000 $ 229,692
Sierra Pacific Power Co.
5.900% due 03/15/54  630,000 627,694
Sigeco Securitization I LLC
5.026% due 11/15/38  574,154 569,309
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 1,002,879
5.875% due 12/01/53  841,000 840,297
Southern California Gas Co.
6.350% due 11/15/52  600,000 647,675
Southern Co.
5.700% due 03/15/34  675,000 686,640
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 827,830
Southern Power Co.
5.150% due 09/15/41  895,000 829,737
Union Electric Co.
5.200% due 04/01/34  710,000 705,356
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 393,201
26,343,503
Total Corporate Bonds & Notes
    (Cost $212,838,042) 196,448,764
MORTGAGE-BACKED SECURITIES - 38.0%
Collateralized Mortgage Obligations - Commercial - 4.2%
ACRE Commercial Mortgage Ltd. CLO
6.276% (SOFR + 0.944%)
due 12/18/37 ~ § 50,319 50,226
6.846% (SOFR + 1.514%)
due 12/18/37 ~ § 1,198,000 1,168,261
BAMLL RE-Remic Trust
1.644% due 11/26/47 ~ § 1,955,000 1,918,544
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 422,475 381,509
Commercial Mortgage Trust
2.398% due 01/10/38 ~ § 1,900,000 1,496,389
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,207,458
Fannie Mae
1.764% due 11/25/31 § 3,500,000 2,846,353
2.680% due 06/25/32 § 4,798,000 4,100,721
Freddie Mac (IO)
1.291% due 11/25/30 § 18,945,000 1,212,804
1.306% due 10/25/30 § 15,300,000 979,443
1.467% due 12/25/29 § 8,830,000 433,336
7.135% (SOFR + 1.800%)
due 07/25/41 ~ § 3,453,881 3,270,053
FREMF Mortgage Trust
3.727% due 01/25/26 ~ § 2,100,000 2,026,243
4.010% due 01/25/50 ~ § 2,385,000 2,290,257
4.190% due 04/25/48 ~ § 2,000,000 1,932,447
GAM Re-REMICS Trust
2.278% due 09/27/51 ~ § 1,700,000 1,602,741
LFT CRE Ltd.
7.393% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,515,175
MHC Commercial Mortgage Trust
7.544% (SOFR + 2.215%)
due 04/15/38 ~ § 629,158 623,197

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
SLG Office Trust
2.585% due 07/15/41 ~ $ 2,470,000 $ 2,019,468
Wells Fargo Commercial Mortgage Trust
6.593% (SOFR + 1.264%)
due 02/15/40 ~ § 692,901 688,875
32,763,500
Collateralized Mortgage Obligations - Residential - 4.9%
Credit Suisse Mortgage Trust
4.713% due 08/25/60 ~ § 1,305,961 1,300,939
CSMC Trust
4.055% due 09/27/60 ~ § 2,178,233 2,133,836
Freddie Mac
2.000% due 05/25/60  4,912,803 3,894,372
3.000% due 05/25/60 - 10/25/62 12,009,028 10,466,312
3.250% due 11/25/61  1,557,158 1,343,022
3.500% due 11/25/57  2,211,775 1,947,527
Freddie Mac REMICS
1.500% due 01/25/51  2,564,207 1,989,916
2.000% due 12/25/51  2,032,864 1,753,688
Government National Mortgage Association
(IO)
0.273% due 03/20/71 § 39,632,175 680,013
Grene Energy Senior
11.000% due 01/17/61 ± Ω 90,318 76,770
PRET LLC
2.487% due 10/25/51 ~ § 2,838,073 2,802,419
Pretium Mortgage Credit Partners I LLC
5.239% due 09/27/60 ~ § 1,267,111 1,263,107
PRPM LLC
4.000% due 11/25/53 ~ § 804,298 774,499
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 3,150,208 2,678,003
4.000% due 11/25/47 ~ § 530,985 504,355
VCAT LLC
5.289% due 12/26/50 ~ § 601,756 599,143
VOLT XCII LLC
4.893% due 02/27/51 ~ § 273,289 269,728
VOLT XCIII LLC
4.893% due 02/27/51 ~ § 1,166,354 1,150,117
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 826,562 818,243
VOLT XCIX LLC
5.116% due 04/25/51 ~ § 591,737 586,659
VOLT XCVI LLC
5.116% due 03/27/51 ~ § 636,286 631,173
VOLT XCVII LLC
5.239% due 04/25/51 ~ § 727,607 727,084
38,390,925
Fannie Mae - 19.3%
1.090% due 04/01/28  2,836,170 2,477,733
1.275% due 04/01/30  3,546,195 2,941,033
1.370% due 03/01/30  3,524,658 2,958,822
1.440% due 01/01/31  1,400,000 1,141,744
1.460% due 12/01/30  5,000,000 4,093,128
1.560% due 01/01/31  2,700,000 2,220,277
1.754% due 03/01/32 § 3,296,358 2,691,084
1.815% due 01/01/31  999,234 843,643
1.870% due 05/01/31  6,400,000 5,355,608
1.960% due 09/01/33  3,750,000 2,959,341
2.010% due 01/01/32  2,200,000 1,825,226
2.140% due 12/01/33  2,526,048 2,066,116
2.160% due 12/01/33  3,070,991 2,515,923
a
Principal
Amount Value
2.320% due 02/01/35  $ 1,912,000 $ 1,532,178
2.500% due 11/01/51 - 03/01/62 20,808,448 16,895,147
2.510% due 10/01/30  2,730,000 2,408,050
2.550% due 10/01/30  896,664 796,780
3.000% due 05/01/47 - 06/01/62 20,721,677 17,775,631
3.040% due 07/01/32  2,917,946 2,612,820
3.080% due 05/01/32  1,875,000 1,670,798
3.140% due 07/01/32  1,710,000 1,520,820
3.190% due 07/01/33  1,725,531 1,545,709
3.260% due 02/01/31  800,000 731,634
3.500% due 07/01/50 - 03/01/61 5,499,632 4,856,819
3.510% due 09/01/32  5,000,000 4,570,212
3.540% due 10/01/32  2,643,328 2,437,194
3.610% due 01/01/37  2,370,907 2,212,995
3.650% due 10/01/32  4,566,000 4,214,054
3.670% due 09/01/32  546,000 502,248
3.700% due 10/01/32  3,958,878 3,673,610
3.730% due 10/01/32  4,916,406 4,564,540
3.750% due 09/01/32  2,610,000 2,443,441
3.790% due 12/01/30  2,610,000 2,471,482
3.800% due 09/01/32  2,210,061 2,063,874
3.805% due 11/01/32  1,470,000 1,371,610
3.830% due 09/01/32  2,500,000 2,339,759
3.910% due 08/01/32  1,300,000 1,221,067
4.000% due 10/01/43 - 04/01/52 6,522,833 6,011,294
4.090% due 09/01/31 - 02/01/34 4,475,658 4,219,343
4.550% due 10/01/32  1,030,000 1,014,454
5.000% due 12/01/49 - 12/01/61 10,015,090 9,805,797
5.500% due 09/01/52 - 05/01/58 7,162,681 7,160,067
6.000% due 12/01/61  2,571,719 2,683,562
151,416,667
Freddie Mac - 1.2%
2.500% due 07/01/50  3,512,542 2,898,999
3.000% due 10/01/51  2,343,657 2,030,172
3.700% due 06/01/34  5,000,000 4,588,809
9,517,980
Government National Mortgage Association - 8.4%
2.500% due 10/20/45 - 10/20/50 2,886,070 2,413,287
2.808% due 07/20/71 § 2,502,486 2,195,742
2.929% due 10/20/70 § 1,885,507 1,688,597
3.000% due 08/20/50 - 03/20/52 4,650,325 4,048,923
3.074% due 09/20/70 § 5,645,214 5,055,956
3.095% due 12/20/71 § 2,928,902 2,597,397
3.500% due 10/20/50 - 03/20/52 16,880,386 15,171,572
4.000% due 12/20/51 - 03/20/52 4,314,412 3,974,019
4.500% due 07/20/52 - 09/20/52 9,106,962 8,717,497
5.000% due 07/20/52 - 06/20/63 16,126,043 15,862,266
5.500% due 09/20/52 - 07/20/53 4,579,012 4,545,448
66,270,704
Total Mortgage-Backed Securities
    (Cost $329,814,941) 298,359,776
ASSET-BACKED SECURITIES - 15.6%
Automobile Other - 3.5%
DT Auto Owner Trust
1.100% due 02/16/27 ~ 146,684 146,206
Exeter Automobile Receivables Trust
5.980% due 12/15/28  3,400,000 3,393,234

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Flagship Credit Auto Trust
2.180% due 02/16/27 ~ $ 1,762,000 $ 1,686,513
GLS Auto Receivables Issuer Trust
1.640% due 10/15/26 ~ 239,163 236,027
6.420% due 06/15/28 ~ 2,000,000 2,011,457
Octane Receivables Trust
2.890% due 03/20/26 ~ 1,487,925 1,481,806
6.290% due 07/20/28 ~ 2,613,000 2,623,922
Santander Consumer Auto Receivables
Trust
1.570% due 01/15/27 ~ 1,400,000 1,332,221
Santander Drive Auto Receivables Trust
5.670% due 12/16/30  3,200,000 3,175,341
5.690% due 02/18/31  3,200,000 3,194,155
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~ 3,300,000 3,272,983
6.020% due 09/15/28 ~ 2,100,000 2,107,033
6.680% due 04/17/28 ~ 2,900,000 2,919,633
27,580,531
Automobile Sequential - 0.2%
Credit Acceptance Auto Loan Trust
6.390% due 08/15/33 ~ 1,600,000 1,620,215
FHF Trust
1.270% due 03/15/27 ~ 56,958 56,189
1,676,404
Credit Card Other - 0.4%
Continental Finance Credit Card ABS
Master Trust
2.240% due 12/15/28 ~ 422,361 420,409
6.190% due 10/15/30 ~ 2,870,000 2,858,930
3,279,339
Manufactured Housing Sequential - 0.5%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,114,329
4.250% due 08/25/54 ~ § 3,146,359 2,866,800
3,981,129
Other Asset-Backed Securities - 11.0%
AMSR Trust
2.006% due 11/17/37 ~ 2,120,000 2,000,476
2.327% due 10/17/38 ~ 1,342,000 1,225,776
2.751% due 06/17/38 ~ 3,650,000 3,191,608
4.000% due 10/17/39 ~ 3,000,000 2,728,096
Aqua Finance Trust
3.970% due 07/17/46 ~ 1,225,000 1,112,825
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,317,067 1,311,716
Bridge Trust
3.400% due 11/17/37 ~ 3,000,000 2,891,829
Business Jet Securities LLC
2.918% due 04/15/36 ~ 2,834,521 2,684,286
CFIN Issuer LLC
3.250% due 02/16/26 ~ 772,602 756,679
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,369,026 1,328,305
DP Lion Holdco LLC
8.243% due 11/30/43  1,052,898 1,070,049
FirstKey Homes Trust
2.389% due 08/17/38 ~ 5,500,000 5,037,670
5.197% due 05/19/39 ~ 915,000 889,900
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,126,292
3.850% due 10/25/26 ~ § 2,100,000 1,885,669
a
Principal
Amount Value
4.450% due 01/25/26 ~ § $ 2,700,000 $ 2,515,243
6.190% due 04/25/27 ~ 3,000,000 2,925,192
6.500% due 03/26/27 ~ § 2,550,000 2,503,180
7.900% due 07/25/27 ~ 3,000,000 3,047,259
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,832,974 1,744,122
Hilton Grand Vacations Trust
4.300% due 01/25/37 ~ 1,277,374 1,243,411
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 1,238,184 1,232,812
Jonah Energy LLC
7.800% due 11/10/37  1,643,184 1,616,400
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,230,574 1,253,182
MVW LLC
1.140% due 01/22/41 ~ 445,558 416,169
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,278,999
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~ 808,296 765,847
3.104% due 07/25/26 ~ 1,520,670 1,431,955
3.228% due 05/25/26 ~ 978,920 927,099
3.844% due 12/25/25 ~ 689,570 665,784
OneMain Financial Issuance Trust
3.450% due 09/14/35 ~ 675,000 607,903
Pagaya AI Technology in Housing Trust
4.250% due 08/25/25 ~ 2,367,055 2,311,023
PNMAC GMSR Issuer Trust
9.585% (SOFR + 4.250%)
due 05/25/27 ~ § 1,730,000 1,755,977
Progress Residential Trust
2.106% due 04/17/38 ~ 3,250,000 3,034,793
2.409% due 05/17/38 ~ 1,570,000 1,450,069
2.425% due 07/17/38 ~ 2,530,000 2,330,847
2.538% due 05/17/26 ~ 1,650,000 1,535,624
2.547% due 04/19/38 ~ 2,550,000 2,379,554
2.811% due 11/17/40 ~ 1,000,000 875,068
5.200% due 04/17/39 ~ 1,685,000 1,614,391
Regional Management Issuance Trust
1.680% due 03/17/31 ~ 797,728 776,426
2.420% due 03/17/31 ~ 895,000 842,846
3.800% due 10/15/30 ~ 2,000,000 1,910,140
RT Financial LLC
7.851% due 10/15/43  1,811,989 1,844,086
SCF Equipment Leasing LLC
1.540% due 10/21/30 ~ 2,055,000 1,963,014
6.770% due 08/22/33 ~ 2,385,000 2,497,414
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 312,286 297,019
Upstart Securitization Trust
5.980% due 08/20/32 ~ 1,109,780 1,106,996
85,941,020
Total Asset-Backed Securities
    (Cost $125,471,976) 122,458,423
U.S. TREASURY OBLIGATIONS - 19.6%
U.S. Treasury Bonds - 8.7%
1.250% due 05/15/50  127,000 62,969
1.625% due 11/15/50  6,885,000 3,770,748
1.875% due 02/15/51  7,498,800 4,380,647
1.875% due 11/15/51  2,475,000 1,437,047

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $76,770 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a
Principal
Amount Value
2.000% due 08/15/51  $ 6,815,000 $ 4,095,389
2.250% due 08/15/46  6,550,000 4,367,520
2.375% due 02/15/42  4,790,000 3,488,467
2.375% due 05/15/51  260,000 171,305
2.750% due 08/15/42  5,700,000 4,385,883
2.875% due 08/15/45  4,210,000 3,198,942
2.875% due 05/15/52  15,785,000 11,571,761
3.125% due 02/15/43  368,000 298,109
3.250% due 05/15/42  21,235,000 17,664,451
3.750% due 11/15/43  10,235,000 9,049,179
3.875% due 05/15/43  260,000 234,665
68,177,082
U.S. Treasury Notes - 10.7%
1.500% due 02/15/30  1,075,000 922,904
1.625% due 05/15/31  565,000 474,291
1.875% due 02/28/29  7,300,000 6,537,920
3.125% due 08/31/29  1,900,000 1,792,197
3.500% due 04/30/30  3,780,000 3,614,625
4.000% due 02/15/34  12,539,700 12,174,286
4.125% due 03/31/29  49,219,900 48,726,740
4.500% due 05/31/29  10,000,000 10,069,531
84,312,494
U.S. Treasury Strip Coupons - 0.2%
due 11/15/40  2,320,000 1,068,716
due 02/15/41  1,486,372 676,600
1,745,316
Total U.S. Treasury Obligations
    (Cost $172,884,273) 154,234,892
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Mexico Government (Mexico)
2.659% due 05/24/31  596,000 490,486
3.500% due 02/12/34  868,000 707,361
3.750% due 01/11/28  730,000 691,765
4.400% due 02/12/52  475,000 347,816
4.600% due 01/23/46  480,000 371,416
4.875% due 05/19/33  1,000,000 923,527
6.338% due 05/04/53  200,000 189,071
Republic of Poland Government (Poland)
5.500% due 03/18/54  430,000 417,938
Total Foreign Government Bonds & Notes
    (Cost $4,816,717) 4,139,380
MUNICIPAL BONDS - 0.4%
California State Build America Bonds
7.350% due 11/01/39  1,000,000 1,150,723
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 415,435
Regents of the University of California
Medical Center Pooled Revenue
3.706% due 05/15/20  675,000 448,694
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  431,668 431,455
5.169% due 04/01/41  745,000 747,220
Total Municipal Bonds
    (Cost $3,840,386) 3,193,527
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $2,640,420; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $2,692,184) $ 2,639,332 $ 2,639,332
a
Total Short-Term Investments
(Cost $2,639,332) 2,639,332
TOTAL INVESTMENTS - 99.4%
(Cost $852,305,667) 781,474,094
OTHER ASSETS & LIABILITIES, NET - 0.6% 4,347,454
NET ASSETS - 100.0% $ 785,821,548
Mortgage-Backed Securities 38 .0%
Corporate Bonds & Notes 25 .0%
U.S. Treasury Obligations 19 .6%
Asset-Backed Securities 15 .6%
Others (each less than 3.0%) 1 .2%
99 .4%
Other Assets and Liabilities, Net 0 .6%
100 .0%

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 196,448,764 $ – $ 196,448,764 $ –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 32,763,500 – 32,763,500 –
Collateralized Mortgage Obligations - Residential 38,390,925 – 38,314,155 76,770
Fannie Mae 151,416,667 – 151,416,667 –
Freddie Mac 9,517,980 – 9,517,980 –
Government National Mortgage Association 66,270,704 – 66,270,704 –
Total Mortgage-Backed Securities 298,359,776 – 298,283,006 76,770
Asset-Backed Securities 122,458,423 – 122,458,423 –
U.S. Treasury Obligations 154,234,892 – 154,234,892 –
Foreign Government Bonds & Notes 4,139,380 – 4,139,380 –
Municipal Bonds 3,193,527 – 3,193,527 –
Short-Term Investments 2,639,332 – 2,639,332 –
Total $ 781,474,094 $ – $ 781,397,324 $ 76,770

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Drillco Holdings Luxembourg SA * ± Ω
(Luxembourg)  34,768 $ 812,702
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 210,911
Total Common Stocks
    (Cost $820,792) 1,023,613
Principal
Amount
CORPORATE BONDS & NOTES - 40.4%
Basic Materials - 0.2%
Solvay Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,632,985
Communications - 0.8%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,474,647
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.850% due 04/01/61  7,500,000 4,384,022
Paramount Global
2.900% due 01/15/27  100,000 92,328
3.700% due 06/01/28  900,000 811,874
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,654,661
15,417,532
Consumer, Cyclical - 4.4%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,351,304 1,271,488
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,716,667 4,631,360
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  4,372,533 3,758,423
3.250% due 04/15/30  1,943,201 1,770,724
4.000% due 01/15/27  512,128 501,069
American Airlines Pass-Through Trust
Class AA
3.000% due 04/15/30  2,978,865 2,744,555
American Honda Finance Corp.
6.025% (SOFR + 0.670%)
due 01/10/25 § 4,600,000 4,609,000
6.069% (SOFR + 0.700%)
due 11/22/24 § 3,200,000 3,206,397
Daimler Truck Finance North America LLC
(Germany)
6.121% (SOFR + 0.750%)
due 12/13/24 ~ § 6,650,000 6,665,481
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,226,878
4.125% due 08/17/27  4,400,000 4,182,714
Hyatt Hotels Corp.
1.800% due 10/01/24  7,200,000 7,124,465
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,632,709
5.250% due 01/08/27 ~ 2,600,000 2,590,253
a
Principal
Amount Value
5.650% due 06/26/26 ~ $ 3,400,000 $ 3,409,504
6.500% due 01/16/29 ~ 800,000 835,729
6.512% (SOFR + 1.150%)
due 08/04/25 ~ § 3,100,000 3,113,344
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  6,784,541 6,363,762
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,262,688
Toyota Motor Credit Corp.
5.860% (SOFR + 0.520%)
due 08/22/24 § 3,500,000 3,501,755
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,700,000 4,788,848
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  3,943,572 3,421,751
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 988,527
5.650% due 09/12/28 ~ 6,200,000 6,278,698
89,880,122
Consumer, Non-Cyclical - 3.0%
Bacardi Ltd. (Bermuda)
4.450% due 05/15/25 ~ 6,700,000 6,621,094
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  4,700,000 4,811,697
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,628,444
6.375% due 11/21/30 ~ 7,700,000 7,893,703
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,471,938
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,486,828
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,300,498
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,252,771
CVS Pass-Through Trust
6.943% due 01/10/30  122,876 124,234
Duke University
2.682% due 10/01/44  9,600,000 6,988,120
Elevance Health, Inc.
2.375% due 01/15/25  3,400,000 3,341,741
Imperial Brands Finance PLC (United
Kingdom)
3.125% due 07/26/24 ~ 6,200,000 6,188,357
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 2,982,812
61,092,237
Energy - 1.5%
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,735,965
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,416,419
Energy Transfer LP
5.550% due 05/15/34  4,450,000 4,406,863
6.050% due 12/01/26  2,100,000 2,128,333
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 1,908,105
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,295,958

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ $ 2,229,223 $ 2,303,957
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,525,622
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 820,242
4.125% due 08/15/31 ~ 200,000 179,604
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,546,511
Western Midstream Operating LP
6.350% due 01/15/29  3,900,000 4,024,964
30,292,543
Financial - 22.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,842,119
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 3,906,120
American Express Co.
5.098% due 02/16/28  4,300,000 4,281,604
5.645% due 04/23/27  4,600,000 4,619,418
American Tower Corp.
2.100% due 06/15/30  8,000,000 6,705,880
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,011,596
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,496,015
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,221,055
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 310,576
4.750% * ~ ∂ 5,600,000 1,739,223
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,592,889
6.527% due 11/07/27  2,000,000 2,046,456
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,356,061
5.819% due 09/15/29  5,500,000 5,616,177
Bank of America NA
6.387% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,242,515
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,434,279
Bank of Montreal (Canada)
4.689% due 07/28/29 ~ 5,500,000 5,479,697
Bank of Nova Scotia (Canada)
5.450% due 06/12/25  1,000,000 998,245
Barclays PLC (United Kingdom)
7.252% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,669,882
7.385% due 11/02/28  4,000,000 4,216,126
BGC Group, Inc.
3.750% due 10/01/24  700,000 694,692
8.000% due 05/25/28  2,400,000 2,529,448
Blue Owl Finance LLC
6.250% due 04/18/34 ~ 3,000,000 3,009,699
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,216,715
3.132% due 01/20/33 ~ 7,800,000 6,567,929
5.497% due 05/20/30 ~ 1,000,000 996,372
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,591,021
6.612% due 10/19/27 ~ 4,300,000 4,368,026
a
Principal
Amount Value
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ $ 3,700,000 $ 3,772,066
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,210,997
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ 2,400,000 2,378,495
Citibank NA
5.864% due 09/29/25  3,100,000 3,116,512
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,398,119
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,545,120
5.500% due 07/18/25  300,000 300,479
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,405,635
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,500,054
3.700% due 06/15/26  2,277,000 2,201,619
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,143,867
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,504,703
Deutsche Bank AG (Germany)
3.961% due 11/26/25  13,500,000 13,386,486
5.706% due 02/08/28  1,500,000 1,498,448
EPR Properties
4.500% due 04/01/25  2,200,000 2,176,655
Essex Portfolio LP
3.375% due 04/15/26  500,000 483,091
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,481,808
Federation des Caisses Desjardins du
Quebec (Canada)
4.400% due 08/23/25 ~ 7,000,000 6,916,662
FS KKR Capital Corp.
6.875% due 08/15/29  5,200,000 5,157,954
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,650,507
Goldman Sachs Bank USA
6.119% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,302,347
6.144% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,503,915
Goldman Sachs Group, Inc.
3.272% due 09/29/25  3,000,000 2,980,884
3.500% due 04/01/25  3,400,000 3,348,705
5.798% due 08/10/26  2,900,000 2,901,960
6.430% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,913,699
Host Hotels & Resorts LP
4.000% due 06/15/25  1,350,000 1,327,822
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,208,918
7.390% due 11/03/28  8,500,000 8,991,982
HSBC USA, Inc.
5.625% due 03/17/25  4,600,000 4,602,012
ING Groep NV (Netherlands)
6.932% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,772,800
Intesa Sanpaolo SpA (Italy)
3.250% due 09/23/24 ~ 7,300,000 7,254,183
JPMorgan Chase & Co.
2.083% due 04/22/26  800,000 777,024

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.851% due 07/25/28  $ 4,800,000 $ 4,751,981
5.546% due 12/15/25  4,300,000 4,296,144
6.070% due 10/22/27  4,300,000 4,376,179
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,619,838
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,545,821
6.250% due 01/15/36  2,000,000 1,899,966
Lloyds Banking Group PLC (United
Kingdom)
4.450% due 05/08/25  4,500,000 4,455,090
5.985% due 08/07/27  2,300,000 2,314,331
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,120,175
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,564,675
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 489,533
MassMutual Global Funding II
5.050% due 12/07/27 ~ 4,000,000 3,998,915
6.335% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,027,682
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  6,900,000 6,613,706
5.133% due 07/20/33  6,500,000 6,406,140
6.306% (SOFR + 0.940%)
due 02/20/26 § 500,000 501,756
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,261,282
5.414% due 09/13/28  3,300,000 3,310,036
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,268,770
6.407% due 11/01/29  2,800,000 2,922,151
Morgan Stanley Bank NA
5.504% due 05/26/28  4,600,000 4,632,353
6.436% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,432,818
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,900,574
Nationwide Building Society (United
Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,389,068
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,516,844
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,313,982
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 441,589
5.842% due 01/18/28  1,700,000 1,724,499
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,677,078
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  590,000 571,205
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,434,111
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,326,762
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,191,999
Realty Income Corp.
3.200% due 01/15/27  8,100,000 7,666,402
a
Principal
Amount Value
Regency Centers LP
4.125% due 03/15/28  $ 3,500,000 $ 3,371,572
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,713,748
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,477,828
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,554,639
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 7,300,000 7,106,952
Societe Generale SA (France)
3.337% due 01/21/33 ~ 8,000,000 6,634,481
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,747,770
6.299% (SOFR + 0.930%)
due 11/23/25 ~ § 5,400,000 5,405,289
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,237,205
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.902% due 09/17/28  6,000,000 5,260,031
5.464% due 01/13/26  1,600,000 1,600,467
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,549,715
TER Finance Jersey Ltd. (Jersey)
6.805% due 01/02/25 ~ ± 1,100,000 1,060,657
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 180,807 228,384
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,375,423
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,306,546
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,140,678
7.950% due 01/09/25  2,000,000 2,021,250
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,802,559
6.537% due 08/12/33 ~ 8,500,000 8,924,458
Virgin Money UK PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 612,396
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,026,675
4.808% due 07/25/28  600,000 591,856
5.574% due 07/25/29  4,700,000 4,743,493
Wells Fargo Bank NA
5.450% due 08/07/26  2,700,000 2,708,627
5.550% due 08/01/25  2,000,000 2,003,252
6.442% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,454,485
456,499,254
Industrial - 1.1%
Boeing Co.
4.875% due 05/01/25  3,500,000 3,463,505
5.805% due 05/01/50  2,000,000 1,803,722
6.259% due 05/01/27 ~ 100,000 100,714
6.298% due 05/01/29 ~ 100,000 101,437
6.388% due 05/01/31 ~ 100,000 101,847
6.528% due 05/01/34 ~ 100,000 102,441
6.858% due 05/01/54 ~ 200,000 205,399
7.008% due 05/01/64 ~ 100,000 102,463

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  $ 9,800,000 $ 9,389,962
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,500,000
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 955,211
RTX Corp.
5.750% due 11/08/26  3,100,000 3,133,918
21,960,619
Technology - 1.4%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,012,679
Broadcom, Inc.
2.600% due 02/15/33 ~ 1,800,000 1,459,460
Dell International LLC/EMC Corp.
5.850% due 07/15/25  9,200,000 9,224,771
Fiserv, Inc.
5.450% due 03/15/34  4,500,000 4,473,817
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  4,000,000 3,886,162
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,505,152
6.150% due 11/09/29  2,700,000 2,825,096
28,387,137
Utilities - 5.5%
AES Corp.
5.450% due 06/01/28  4,000,000 3,992,439
DTE Electric Co.
4.050% due 05/15/48  100,000 80,164
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,052,245
Duke Energy Corp.
3.750% due 04/01/31  EUR 4,500,000 4,756,386
Enel Finance America LLC (Italy)
7.100% due 10/14/27 ~ $ 2,900,000 3,046,853
Enel Finance International NV (Italy)
2.250% due 07/12/31 ~ 7,500,000 6,120,455
Entergy Louisiana LLC
2.350% due 06/15/32  7,700,000 6,255,455
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 3,669,432
Evergy, Inc.
2.450% due 09/15/24  $ 8,800,000 8,738,687
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ 4,300,000 4,001,191
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,434,548
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,600,000 2,580,716
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 5,781,681
Pacific Gas & Electric Co.
2.950% due 03/01/26  2,100,000 2,011,242
3.500% due 06/15/25  2,400,000 2,348,310
6.400% due 06/15/33  4,800,000 4,961,013
6.950% due 03/15/34  2,250,000 2,424,660
PacifiCorp
5.450% due 02/15/34  4,300,000 4,249,423
a
Principal
Amount Value
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  $ 3,600,000 $ 3,590,923
ReNew Wind Energy AP2/ReNew Power
Pvt Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,360,743
RWE Finance U.S. LLC (Germany)
5.875% due 04/16/34 ~ 4,000,000 4,006,313
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 5,879,005
5.150% due 06/01/29  4,500,000 4,497,477
Southern Co.
3.250% due 07/01/26  5,700,000 5,481,638
WEC Energy Group, Inc.
1.800% due 10/15/30  8,400,000 6,842,811
110,163,810
Total Corporate Bonds & Notes
    (Cost $846,196,269) 818,326,239
SENIOR LOAN NOTES - 0.0%
Technology - 0.0%
Cotiviti, Inc. Term B
8.579% (SOFR + 3.250%)
due 05/01/31 § 897,750 898,171
Total Senior Loan Notes
    (Cost $893,187) 898,171
MORTGAGE-BACKED SECURITIES - 70.5%
Collateralized Mortgage Obligations - Commercial - 9.0%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,249,591
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,305,687
AREIT Trust
7.571% (SOFR + 2.242%)
due 06/17/39 ~ § 5,599,779 5,643,138
Ashford Hospitality Trust
6.626% (SOFR + 1.172%)
due 06/15/35 ~ § 1,385,706 1,376,473
Atrium Hotel Portfolio Trust
6.576% (SOFR + 1.247%)
due 06/15/35 ~ § 6,500,000 6,470,223
Austin Fairmont Hotel Trust
6.426% (SOFR + 1.097%)
due 09/15/32 ~ § 4,500,000 4,493,482
BAMLL Commercial Mortgage Securities
Trust
6.493% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,644,907
BDS LLC
7.475% (SOFR + 2.137%)
due 08/19/38 ~ § 6,499,939 6,525,074
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 5,730,917
BSPDF Issuer Ltd. (Cayman)
6.643% (SOFR + 1.314%)
due 10/15/36 ~ § 4,985,095 4,942,248
BX Commercial Mortgage Trust
6.132% (SOFR + 0.803%)
due 10/15/38 ~ § 4,124,902 4,083,915

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  $ 6,200,000 $ 5,369,108
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  2,144,467 2,097,398
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  2,944,199 2,872,913
3.778% due 09/10/58  5,900,000 5,717,263
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 7,640,233
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 5,840,687
Extended Stay America Trust
6.523% (SOFR + 1.194%)
due 07/15/38 ~ § 6,354,561 6,334,911
GS Mortgage Securities Corp. II
8.729% (SOFR + 3.400%)
due 08/15/39 ~ § 6,700,000 6,715,070
GS Mortgage Securities Trust
3.722% due 10/10/49 ~ § 7,000,000 6,163,924
JP Morgan Chase Commercial Mortgage
Securities Trust
6.826% (SOFR + 1.497%)
due 12/15/31 ~ § 2,944,345 2,657,366
6.943% (SOFR + 1.614%)
due 09/15/29 ~ § 1,433,117 1,349,792
LCCM CLO Trust
6.643% (SOFR + 1.314%)
due 12/13/38 ~ § 6,210,204 6,094,234
LFT CRE CLO Ltd.
6.613% (SOFR + 1.284%)
due 06/15/39 ~ § 5,132,314 5,140,023
Manhattan West 2020-1MW Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 7,654,230
MF1 Multifamily Housing Mortgage Loan
Trust
6.293% (SOFR + 0.964%)
due 07/15/36 ~ § 1,372,145 1,371,427
Morgan Stanley Bank of America Merrill
Lynch Trust
3.150% due 03/15/48  633,023 628,073
Morgan Stanley Capital I Trust
2.509% due 04/05/42 ~ § 4,900,000 3,984,555
NYO Commercial Mortgage Trust
6.538% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 10,776,389
One New York Plaza Trust
6.393% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,681,457
PFP Ltd. (Bermuda)
7.605% (SOFR + 2.274%)
due 08/19/35 ~ § 6,400,000 6,416,922
Ready Capital Mortgage Financing LLC
7.897% (SOFR + 2.552%)
due 10/25/39 ~ § 5,048,706 5,080,008
STWD Ltd. (Cayman)
6.523% (SOFR + 1.194%)
due 07/15/38 ~ § 361,041 360,061
STWD Mortgage Trust (Cayman)
6.301% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,014,986
TRTX Issuer Ltd. (Cayman)
6.979% (SOFR + 1.650%)
due 02/15/39 ~ § 6,529,113 6,500,548
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  $ 4,837,000 $ 4,707,958
181,635,191
Collateralized Mortgage Obligations - Residential - 10.2%
Alternative Loan Trust (IO)
0.000% (4.886% - SOFR)
due 05/25/35 § 592,347 22,231
Banc of America Funding Trust
4.063% due 08/25/47 ~ § 2,945,594 2,370,754
6.023% due 02/20/36 § 190,824 175,400
Banc of America Mortgage Trust
6.000% due 05/25/37  1,665,000 1,242,200
BCAP LLC Trust
4.510% due 03/26/37 ~ § 98,123 94,989
5.250% due 02/26/36 ~ § 946,401 368,094
Bear Stearns Adjustable Rate Mortgage
Trust
5.021% due 08/25/33 § 398,274 359,140
Bear Stearns ALT-A Trust
5.306% due 01/25/36 § 570,407 518,530
Bear Stearns Structured Products, Inc.
Trust
4.200% due 12/26/46 § 326,722 247,751
5.159% due 01/26/36 § 326,831 240,216
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 4,000,102 3,556,154
CHL Mortgage Pass-Through Trust
5.430% due 05/20/34 § 284,623 262,194
6.100% (SOFR + 0.754%)
due 03/25/35 § 355,959 328,394
6.500% due 10/25/37  722,897 304,549
Citigroup Mortgage Loan Trust
4.765% due 08/25/36 § 330,053 285,402
Citigroup Mortgage Loan Trust, Inc.
5.731% due 08/25/35 § 55,860 49,155
Credit Suisse First Boston Mortgage
Securities Corp. (Switzerland)
6.056% due 03/25/32 ~ § 68,838 63,808
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 3,165,738 3,176,280
DSLA Mortgage Loan Trust
6.146% due 07/19/44 § 217,736 197,827
Fannie Mae REMICS
1.250% (6.586% - SOFR)
due 10/25/35 § 1,190 85
5.350% due 10/25/42 § 279,994 276,315
5.830% (SOFR + 0.494%)
due 11/25/42 § 963,483 947,380
5.848% (SOFR + 0.514%)
due 04/18/28 § 4,044 4,040
5.898% (SOFR + 0.564%)
due 10/18/30 § 135 134
6.087% (SOFR + 0.174%)
due 07/25/37 § 41,038 39,999
First Franklin Mortgage Loan Trust
5.770% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 10,765,828
First Horizon Alternative Mortgage
Securities Trust
5.261% due 03/25/35 § 295,633 170,521
6.785% due 06/25/34 § 874,963 844,756
Freddie Mac
7.500% due 09/20/26  9,009 9,007

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
13.570% due 09/25/60 ~ § $ 2,987,509 $ 2,331,754
Freddie Mac REMICS
5.638% (SOFR + 0.304%)
due 10/15/43 § 2,288,846 2,233,198
5.793% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 3,773,126 3,804,110
5.798% (SOFR + 0.464%)
due 12/15/29 § 3,139 3,126
Freddie Mac Structured Pass-Through
Certificates
6.353% (US FED + 1.200%)
due 10/25/44 § 426,578 386,051
6.553% (US FED + 1.400%)
due 07/25/44 § 2,029,071 1,879,491
Government National Mortgage Association
5.833% (SOFR + 0.500%)
due 01/20/72 § 2,495,835 2,445,770
6.133% (SOFR + 0.800%)
due 01/20/73 § 4,536,458 4,527,500
6.213% (SOFR + 0.880%)
due 02/20/73 § 5,088,971 5,098,835
6.233% (SOFR + 0.900%)
due 01/20/73 § 7,571,826 7,591,780
Government National Mortgage Association
REMICS
5.937% (SOFR + 0.614%)
due 04/20/64 § 345,202 344,833
5.987% (SOFR + 0.664%)
due 05/20/65 § 733,097 730,541
6.037% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 4,546,891 4,533,133
6.083% (SOFR + 0.750%)
due 10/20/72 § 3,146,826 3,133,792
6.187% (SOFR + 0.864%)
due 01/20/66 § 3,042,134 3,038,225
6.213% (SOFR + 0.880%)
due 03/20/73 § 4,955,765 4,965,398
6.303% (SOFR + 0.970%)
due 12/20/73 § 9,386,967 9,448,946
6.353% (SOFR + 1.020%)
due 12/20/72 § 3,149,330 3,178,487
6.522% (SOFR + 1.465%)
due 04/20/67 § 3,811,264 3,868,271
Great Hall Mortgages No. 1 PLC (United
Kingdom)
5.763% (SOFR + 0.392%)
due 06/18/39 ~ § 512,082 510,279
GreenPoint Mortgage Funding Trust
6.000% (SOFR + 0.654%)
due 11/25/45 § 17,275 15,063
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,890,325 4,686,670
HarborView Mortgage Loan Trust
5.620% (SOFR + 0.434%)
due 05/25/38 § 582,654 445,654
Impac CMB Trust
6.000% (SOFR + 0.384%)
due 05/25/35 § 19,476 17,660
IndyMac ARM Trust
5.545% due 01/25/32 ± § Ω 5,404 4,945
JP Morgan Alternative Loan Trust
5.820% (SOFR + 0.474%)
due 05/25/36 § 1,588,668 1,228,822
6.000% due 12/27/36 ~ 860,858 437,457
a
Principal
Amount Value
JP Morgan Mortgage Trust
4.108% due 12/26/37 ~ § $ 2,837,957 $ 2,415,623
5.760% (SOFR + 0.414%)
due 10/25/35 § 924,759 644,464
Lehman Mortgage Trust
5.750% due 02/25/37  4,837,561 3,172,388
MASTR Adjustable Rate Mortgages Trust
6.415% due 04/21/34 ± § Ω 6,366 5,934
MASTR Alternative Loan Trust
5.860% (SOFR + 0.514%)
due 03/25/36 § 689,332 72,041
Merrill Lynch Mortgage Investors Trust
5.226% due 06/25/35 § 12,031 11,188
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,986,688 3,757,033
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 6,026,226 4,993,310
3.500% due 12/25/57 ~ § 3,221,384 3,054,463
6.864% due 10/25/63 ~ § 3,806,132 3,852,745
OBX Trust
6.110% (SOFR + 0.764%)
due 06/25/57 ~ § 3,017,631 2,924,817
6.120% due 11/25/62 ~ § 4,009,528 4,010,377
PHH Alternative Mortgage Trust
5.780% (SOFR + 0.434%)
due 02/25/37 § 5,805,240 4,169,656
PRKCM Trust
5.335% due 08/25/57 ~ § 3,755,525 3,696,721
RAAC Trust
6.110% (SOFR + 0.764%)
due 06/25/47 § 1,310,722 1,266,700
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 624,201 214,313
Reperforming Loan REMIC Trust
5.800% (SOFR + 0.454%)
due 06/25/35 ~ § 670,174 630,563
Residential Asset Securitization Trust (IO)
0.000% (4.836% - SOFR)
due 11/25/35 § 1,604,999 89,335
Resloc UK PLC (United Kingdom)
3.879% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,473,364 1,529,268
RFMSI Trust
5.322% due 09/25/35 § $ 354,706 227,627
Ripon Mortgages PLC (United Kingdom)
5.934% (SONIA + 0.700%)
due 08/28/56 ~ § GBP 6,294,968 7,963,577
RMAC Securities No. 1 PLC (United
Kingdom)
5.823% (SONIA + 0.589%)
due 06/12/44 ~ § 3,115,615 3,781,799
Securitized Asset-Backed Receivables LLC
Trust
6.120% (SOFR + 0.774%)
due 08/25/35 § $ 3,289,279 2,637,501
Sequoia Mortgage Trust
6.153% (SOFR + 0.814%)
due 07/20/33 § 147,768 142,239
Structured Adjustable Rate Mortgage Loan
Trust
4.271% due 01/25/35 § 37,122 36,237

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Structured Asset Mortgage Investments
II Trust
5.880% (SOFR + 0.534%)
due 05/25/36 § $ 359,747 $ 234,963
5.920% (SOFR + 0.574%)
due 02/25/36 § 521,121 400,128
5.953% (SOFR + 0.614%)
due 07/19/35 § 50,657 47,617
6.020% (SOFR + 0.674%)
due 02/25/36 § 309,650 249,914
Structured Asset Mortgage Investments
Trust
6.113% (SOFR + 0.774%)
due 09/19/32 § 8,108 7,715
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,178,224 1,184,225
Suntrust Alternative Loan Trust (IO)
0.000% (4.986% - SOFR)
due 12/25/35 § 1,721,779 38,215
Towd Point Mortgage Funding (United
Kingdom)
6.583% (SONIA + 1.350%)
due 07/20/45 ~ § GBP 13,815,942 17,482,154
Towd Point Mortgage Funding - Granite 6
PLC (United Kingdom)
6.151% (SONIA + 0.925%)
due 07/20/53 ~ § 4,400,000 5,574,246
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,766,595 3,508,932
Trinity Square PLC (United Kingdom)
6.128% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 3,500,000 4,425,994
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 15,074,210 12,206,875
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,437,108 3,161,720
5.850% due 12/25/67 ~ § 3,972,095 3,948,014
Wachovia Mortgage Loan Trust LLC Trust
6.281% due 05/20/36 ± § Ω 23,841 22,118
WaMu Mortgage Pass-Through Certificates
Trust
5.014% due 01/25/36 § 273,009 255,518
6.000% (SOFR + 0.654%)
due 12/25/45 § 14,060 13,681
6.040% (SOFR + 0.694%)
due 10/25/45 § 14,179 13,606
Washington Mutual Mortgage Pass-Through
Certificates Trust
0.000% (4.736% - SOFR)
due 11/25/35 § 7,767,854 246,082
5.983% (US FED + 0.830%)
due 11/25/46 § 826,674 661,215
6.000% due 07/25/36  1,063,623 799,993
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
5.975% due 02/25/33 ± § Ω 1,539 1,475
207,595,243
Fannie Mae - 47.6%
due 09/01/24 # 31,800,000 28,152,937
due 07/01/54 # 73,500,000 69,299,590
due 07/01/54 # 73,900,000 71,428,969
due 08/01/54 # 8,900,000 9,053,664
due 08/01/54 # 278,100,000 273,921,254
a
Principal
Amount Value
due 08/01/54 # $ 32,000,000 $ 30,178,750
due 08/01/54 # 70,900,000 71,074,480
due 08/01/54 # 700,000 676,484
due 08/01/54 # 204,000,000 173,718,752
due 09/01/54 # 170,000,000 164,328,907
2.500% due 08/01/54  4,100,000 3,351,910
3.000% due 04/01/27 - 04/01/52 37,276,441 31,810,383
3.500% due 05/01/33 - 05/01/35 5,016,626 4,802,410
4.000% due 04/01/25 - 10/01/52 5,459,217 5,088,661
4.419% (US FED + 1.272%)
due 03/01/33 § 62,884 61,155
4.500% due 07/01/24 - 09/01/53 12,122,985 11,452,571
4.563% (US FED + 1.255%)
due 05/01/36 § 6,306 6,117
4.700% (US FED + 1.255%)
due 05/01/36 § 221,068 214,465
4.725% (US FED + 1.259%)
due 05/01/36 § 4,830 4,762
5.000% due 05/01/25 - 07/01/53 9,476,836 9,205,262
5.500% due 09/01/24 - 07/01/53 2,128,276 2,130,209
5.505% (RFUCC + 1.255%)
due 07/01/35 § 111,825 111,901
5.572% (RFUCC + 1.313%)
due 08/01/35 § 89,306 89,057
5.585% (RFUCC + 1.335%)
due 12/01/34 § 148,232 147,775
5.645% (RFUCC + 1.395%)
due 12/01/34 § 1,378 1,378
5.663% (RFUCC + 1.413%)
due 07/01/33 § 6,459 6,382
5.717% (US FED + 1.743%)
due 09/01/34 § 17,624 17,543
5.748% (RFUCC + 1.373%)
due 09/01/35 § 16,847 16,670
5.820% (UST + 1.695%)
due 02/01/33 § 83,207 83,032
6.000% due 11/01/34 - 10/01/53 1,082,513 1,102,139
6.050% (UST + 1.925%)
due 02/01/33 § 1,700 1,707
6.090% (RFUCC + 1.840%)
due 09/01/35 § 13,404 13,545
6.150% (UST + 2.025%)
due 01/01/34 § 3,136 3,204
6.301% (RFUCC + 1.674%)
due 03/01/33 § 1,344 1,351
6.314% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 303,559 301,446
6.378% (UST + 2.068%)
due 03/01/34 § 1,842 1,858
6.413% (UST + 2.360%)
due 11/01/34 § 564,842 583,253
6.500% due 09/01/28 - 12/01/53 3,135,546 3,196,295
6.663% (RFUCC + 1.538%)
due 01/01/36 § 4,935 4,907
6.830% (RFUCC + 1.455%)
due 04/01/35 § 59,291 59,269
6.930% (UST + 2.055%)
due 04/01/34 § 38,220 38,676
7.000% (RFUCC + 2.250%)
due 06/01/34 § 1,565 1,559
7.126% (RFUCC + 1.550%)
due 09/01/33 § 7,295 7,332
7.355% (RFUCC + 1.605%)
due 08/01/36 § 16,081 16,112

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.500% due 01/01/33  $ 4,853 $ 4,947
8.000% due 05/01/30  495 498
965,773,528
Freddie Mac - 3.3%
3.000% due 04/01/52 - 08/01/52 3,069,245 2,615,149
3.500% due 08/01/27 - 06/01/48 5,615,072 5,081,207
4.000% due 09/01/52  24,829,491 22,731,517
4.000% due 11/01/33 - 10/01/52 4,828,942 4,458,829
4.500% due 06/01/52 - 09/01/52 1,939,492 1,831,957
5.000% due 12/01/52 - 09/01/53 21,956,271 21,328,486
5.500% due 12/01/24 - 10/01/53 7,091,105 7,031,626
5.626% (RFUCC + 1.345%)
due 09/01/35 § 54,990 55,863
6.000% due 05/01/29  2,260 2,281
6.000% (UST + 2.250%)
due 07/01/32 § 5,256 5,262
6.262% (UST + 2.137%)
due 01/01/28 § 1,624 1,616
6.500% due 11/01/53 - 01/01/54 1,246,580 1,269,528
6.583% (UST + 2.249%)
due 03/01/32 § 9,235 9,316
6.624% (UST + 2.249%)
due 03/01/32 § 12,520 12,541
7.000% due 10/01/37  9,167 9,443
66,444,621
Government National Mortgage Association - 0.4%
due 07/20/54 # 4,900,000 3,966,320
3.625% (UST + 1.500%)
due 07/20/24 - 09/20/32 § 52,200 51,551
3.750% (UST + 1.500%)
due 10/20/24 - 12/20/32 § 52,738 51,874
3.875% (UST + 1.500%)
due 06/20/25 - 06/20/32 § 52,992 52,356
4.000% (UST + 1.500%)
due 10/20/24 - 09/20/30 § 7,409 7,296
4.000% due 03/15/44 - 09/15/49 701,221 652,697
4.500% (UST + 2.000%)
due 11/20/24 § 1,133 1,129
4.625% (UST + 1.500%)
due 01/20/25 - 03/20/33 § 71,286 70,630
5.000% due 05/15/33 - 07/20/49 4,116,536 4,142,534
5.125% (UST + 2.000%)
due 03/20/29 § 14,794 14,708
6.000% due 06/15/38 - 09/15/38 2,067 2,111
7.500% due 07/15/31 - 12/15/31 9,347 9,733
8.000% due 12/15/29 - 08/15/32 96,678 97,992
8.500% due 09/15/29 - 12/15/30 79,300 79,307
9,200,238
Total Mortgage-Backed Securities
    (Cost $1,462,203,280) 1,430,648,821
ASSET-BACKED SECURITIES - 14.8%
Automobile Sequential - 1.5%
Ally Auto Receivables Trust
5.760% due 11/15/26  2,749,352 2,750,903
BMW Vehicle Lease Trust
5.950% due 08/25/25  2,502,790 2,505,626
CarMax Auto Owner Trust
5.720% due 11/16/26  2,483,695 2,483,901
a
Principal
Amount Value
Drive Auto Receivables Trust
5.830% due 12/15/26  $ 3,953,915 $ 3,954,754
Enterprise Fleet Financing LLC
5.613% due 05/20/25 ~ 3,187,265 3,189,096
FHF Issuer Trust
5.690% due 02/15/30 ~ 3,500,000 3,497,673
Santander Drive Auto Receivables Trust
5.710% due 02/16/27  3,062,514 3,063,541
6.310% due 07/15/27  2,346,278 2,352,124
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 3,834,057 3,827,333
Tesla Auto Lease Trust
5.860% due 08/20/25 ~ 1,693,371 1,694,523
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,402,158
31,721,632
Home Equity Other - 4.6%
ABFC Trust
6.285% (SOFR + 0.939%)
due 07/25/35 § 3,641,634 3,393,139
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
6.220% (SOFR + 0.874%)
due 02/25/36 § 1,463,298 1,125,195
Asset-Backed Securities Corp. Home Equity
Loan Trust
6.480% (SOFR + 1.134%)
due 07/25/35 § 1,621,917 1,546,333
Citigroup Mortgage Loan Trust, Inc.
5.760% (SOFR + 0.414%)
due 12/25/36 § 8,478,272 3,371,154
5.780% (SOFR + 0.434%)
due 12/25/36 ~ § 1,726,893 930,110
Countrywide Asset-Backed Certificates
6.360% (SOFR + 1.014%)
due 03/25/47 ~ § 1,213,053 907,722
CWABS Asset-Backed Certificates Trust
5.600% (SOFR + 0.254%)
due 06/25/47 § 4,205,181 3,740,989
5.690% (SOFR + 0.344%)
due 10/25/47 § 139,172 136,928
5.740% (SOFR + 0.394%)
due 03/25/37 § 1,850,766 1,758,198
FBR Securitization Trust
6.225% (SOFR + 0.879%)
due 09/25/35 § 24,677,756 23,807,831
GSAA Home Equity Trust
5.800% (SOFR + 0.454%)
due 09/25/36 § 8,282,434 1,914,628
Home Equity Asset Trust
6.240% (SOFR + 0.894%)
due 10/25/34 § 929,768 914,502
Home Equity Mortgage Loan Asset-Backed
Trust
5.780% (SOFR + 0.434%)
due 04/25/37 § 3,164,847 2,699,587
HSI Asset Securitization Corp. Trust
5.955% (SOFR + 0.609%)
due 02/25/36 § 376,623 351,407
IMC Home Equity Loan Trust
5.432% due 08/20/29 ± § Ω 297 282

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
IXIS Real Estate Capital Trust
5.660% (SOFR + 0.314%)
due 01/25/37 § $ 10,204,452 $ 3,567,002
JP Morgan Mortgage Acquisition Trust
5.895% (SOFR + 0.549%)
due 05/25/36 § 8,190,643 7,704,231
Lehman ABS Mortgage Loan CLO Trust
5.550% (SOFR + 0.204%)
due 06/25/37 ~ § 757,347 494,672
MASTR Asset-Backed Securities Trust
5.960% (SOFR + 0.614%)
due 04/25/36 § 6,890,992 1,459,524
Merrill Lynch Mortgage Investors Trust
6.210% (SOFR + 0.864%)
due 09/25/35 § 906,803 873,058
Morgan Stanley ABS Capital I, Inc. Trust
5.520% (SOFR + 0.174%)
due 05/25/37 § 130,798 114,733
5.640% (SOFR + 0.294%)
due 03/25/37 § 2,230,757 940,833
5.640% (SOFR + 0.294%)
due 05/25/37 § 5,720,187 5,019,442
5.680% (SOFR + 0.334%)
due 11/25/36 § 5,144,885 2,410,023
5.710% (SOFR + 0.364%)
due 03/25/37 § 3,735,221 1,575,329
Morgan Stanley Capital I, Inc. Trust
5.820% (SOFR + 0.474%)
due 03/25/36 § 1,375,194 1,112,613
Option One Mortgage Loan Trust
5.740% (SOFR + 0.394%)
due 02/25/37 § 3,940,933 2,435,964
5.900% (SOFR + 0.554%)
due 02/25/37 § 11,165,252 5,217,048
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
6.285% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,217,538
Renaissance Home Equity Loan Trust
4.284% (SOFR + 0.994%)
due 08/25/33 § 125,152 112,644
Saxon Asset Securities Trust
6.120% (SOFR + 0.774%)
due 10/25/35 § 1,896,243 1,785,838
Soundview Home Loan Trust
5.570% (SOFR + 0.224%)
due 02/25/37 § 1,347,026 377,043
Structured Asset Investment Loan Trust
6.080% (SOFR + 0.734%)
due 01/25/36 § 4,017,756 3,662,966
Structured Asset Securities Corp. Mortgage
Loan Trust
5.730% (SOFR + 0.384%)
due 03/25/36 § 1,175,699 1,086,964
Terwin Mortgage Trust
5.880% (SOFR + 0.534%)
due 04/25/37 ~ ± § Ω 118,628 111,511
92,876,981
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
5.800% (SOFR + 0.454%)
due 12/25/36 ± § Ω 133,375 124,673
a
Principal
Amount Value
Other Asset-Backed Securities - 8.7%
ACAS CLO Ltd. (Cayman)
6.479% (SOFR + 1.152%)
due 10/18/28 ~ § $ 2,160,954 $ 2,162,666
Allegro CLO XI Ltd. (Cayman Islands)
6.577% (SOFR + 1.250%)
due 01/19/33 ~ § 4,400,000 4,394,955
Anchorage Capital CLO 6 Ltd. (Cayman)
6.765% (SOFR + 1.440%)
due 04/22/34 ~ § 5,700,000 5,708,550
ARES XL CLO Ltd. (Cayman)
6.460% (SOFR + 1.132%)
due 01/15/29 ~ § 1,894,559 1,896,084
Avoca CLO XVII DAC (Netherlands)
4.726% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 6,000,000 6,436,925
Benefit Street Partners CLO XVI Ltd.
(Cayman)
6.609% (SOFR + 1.292%)
due 01/17/32 ~ § $ 6,787,786 6,800,902
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.670% (SOFR + 1.342%)
due 07/15/32 ~ § 7,000,000 7,009,273
BlueMountain CLO Ltd. (Cayman)
6.522% (SOFR + 1.200%)
due 11/15/30 ~ § 1,018,962 1,020,689
BlueMountain Fuji EUR CLO V DAC
(Ireland)
4.816% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,300,000 4,586,326
Carlyle U.S. CLO Ltd. (Cayman)
6.479% (SOFR + 1.150%)
due 10/15/31 ~ § $ 3,866,604 3,875,930
CarVal CLO I Ltd. (Cayman)
6.554% (SOFR + 1.230%)
due 07/16/31 ~ § 4,500,000 4,503,831
Catamaran CLO Ltd. (Cayman)
6.686% (SOFR + 1.362%)
due 04/22/30 ~ § 4,177,162 4,183,547
CIFC Funding Ltd. (Cayman)
6.536% (SOFR + 1.212%)
due 04/20/30 ~ § 508,815 509,535
CVC Cordatus Loan Fund XI DAC (Ireland)
4.556% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 5,877,494 6,286,218
DLLAD LLC
5.190% due 04/20/26 ~ $ 2,126,864 2,123,062
Dryden 52 Euro CLO DAC (Ireland)
4.688% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 5,324,705 5,701,632
Dryden 54 Senior Loan Fund (Cayman)
6.477% (SOFR + 1.150%)
due 10/19/29 ~ § $ 4,392,634 4,397,799
Elmwood CLO VII Ltd. (Cayman)
6.947% (SOFR + 1.630%)
due 01/17/34 ~ § 3,000,000 3,007,699
Golub Capital Partners CLO 26B Ltd.
(Cayman)
6.606% (SOFR + 1.282%)
due 04/20/31 ~ § 3,239,141 3,243,417

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
HalseyPoint CLO II Ltd. (Cayman)
6.686% (SOFR + 1.362%)
due 07/20/31 ~ § $ 4,047,405 $ 4,047,405
Hayfin Emerald CLO X DAC (Ireland)
5.135% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 3,865,781
KKR CLO 11 Ltd. (Cayman)
6.770% (SOFR + 1.442%)
due 01/15/31 ~ § $ 3,110,572 3,113,776
KKR CLO 21 Ltd. (Cayman)
6.590% (SOFR + 1.262%)
due 04/15/31 ~ § 1,762,245 1,764,130
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ 2,769,681 2,769,464
LCM CLO XXIV Ltd. (Cayman)
6.566% (SOFR + 1.242%)
due 03/20/30 ~ § 296,254 296,530
LCM CLO XXV Ltd. (Cayman)
6.425% (SOFR + 1.100%)
due 07/20/30 ~ § 2,848,819 2,849,643
Madison Park Funding XXIX Ltd. (Cayman)
6.507% (SOFR + 1.180%)
due 10/18/30 ~ § 4,797,272 4,802,495
Magnetite CLO XXV Ltd. (Cayman)
6.785% (SOFR + 1.462%)
due 01/25/32 ~ § 3,025,483 3,030,172
Marathon CLO XIII Ltd. (Cayman)
6.534% (SOFR + 1.200%)
due 04/15/32 ~ § 4,600,000 4,604,598
Marathon Static CLO Ltd. (Cayman)
6.475% (SOFR + 1.150%)
due 07/20/30 ~ § 3,774,351 3,770,837
Marble Point CLO X Ltd. (Cayman)
6.630% (SOFR + 1.302%)
due 10/15/30 ~ § 2,677,565 2,680,134
MKS CLO Ltd. (Cayman)
6.586% (SOFR + 1.262%)
due 07/20/30 ~ § 1,986,195 1,987,048
Nelnet Student Loan Trust
6.640% due 02/20/41 ~ 1,737,406 1,739,303
7.533% (SOFR + 2.200%)
due 02/20/41 ~ § 1,737,406 1,761,640
OZLM VIII Ltd. (Cayman)
6.559% (SOFR + 1.242%)
due 10/17/29 ~ § 2,663,526 2,665,565
OZLM XVII Ltd. (Cayman)
6.475% (SOFR + 1.150%)
due 07/20/30 ~ § 1,600,000 1,601,040
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 4,677,921 4,681,577
7.037% due 03/15/30 ~ § 580,780 583,306
8.388% due 07/15/30 ~ § 1,184,992 1,200,530
Rad CLO 21 Ltd. (Cayman)
6.914% (SOFR + 1.590%)
due 01/25/33 ~ § 3,000,000 3,016,918
Regatta XIX Funding Ltd. (Cayman)
6.645% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,802,494
Saranac CLO VI Ltd. (Jersey)
6.748% (SOFR + 1.402%)
due 08/13/31 ~ § 5,027,082 5,044,034
Saranac CLO VII Ltd. (Jersey)
6.817% (SOFR + 1.492%)
due 11/20/29 ~ § 317,299 317,775
a
Principal
Amount Value
Sound Point CLO XVI Ltd. (Cayman)
6.565% (SOFR + 1.242%)
due 07/25/30 ~ § $ 2,407,566 $ 2,409,444
Sound Point CLO XVII  Ltd. (Cayman)
6.566% (SOFR + 1.242%)
due 10/20/30 ~ § 2,553,424 2,555,836
Symphony CLO 39 Ltd. (Bermuda)
6.914% (SOFR + 1.590%)
due 04/25/34 ~ § 4,400,000 4,421,098
THL Credit Wind River CLO Ltd. (Cayman)
6.589% (SOFR + 1.262%)
due 10/18/30 ~ § 1,744,022 1,745,766
6.670% (SOFR + 1.342%)
due 07/15/31 ~ § 7,000,000 7,003,795
Tikehau CLO DAC (Ireland)
4.723% (EURIBOR + 0.870%)
due 08/04/34 ~ § EUR 5,197,990 5,568,016
Venture XXIX CLO Ltd. (Cayman)
6.574% (SOFR + 1.252%)
due 09/07/30 ~ § $ 179,118 179,162
Venture XXVIII CLO Ltd. (Cayman)
6.576% (SOFR + 1.252%)
due 07/20/30 ~ § 4,459,047 4,461,154
Voya CLO Ltd. (Cayman)
6.525% (SOFR + 1.200%)
due 07/20/32 ~ § 2,900,000 2,906,840
6.529% (SOFR + 1.212%)
due 04/17/30 ~ § 3,063,532 3,067,673
176,164,019
Total Asset-Backed Securities
    (Cost $314,938,181) 300,887,305
U.S. GOVERNMENT AGENCY ISSUES - 1.7%
Freddie Mac
0.680% due 08/06/25  35,600,000 33,960,311
Total U.S. Government Agency Issues
    (Cost $35,600,000) 33,960,311
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bonds - 12.1%
1.375% due 11/15/40  25,850,000 16,320,842
1.875% due 02/15/41 ‡ 4,700,000 3,217,756
2.500% due 02/15/45 ‡ 1,300,000 927,723
2.750% due 08/15/42  26,200,000 20,137,867
2.875% due 05/15/43  5,500,000 4,272,813
2.875% due 08/15/45  9,200,000 6,990,563
3.125% due 08/15/44  35,400,000 28,290,441
3.250% due 05/15/42  66,800,000 55,545,372
3.375% due 05/15/44  26,300,000 21,910,151
3.625% due 02/15/44  13,500,000 11,697,539
3.750% due 11/15/43  20,900,000 18,478,539
3.875% due 02/15/43  7,300,000 6,600,797
3.875% due 05/15/43  13,400,000 12,094,285
4.250% due 05/15/39 ‡ 4,900,000 4,790,133
4.375% due 11/15/39  20,700,000 20,466,821
4.500% due 08/15/39  7,700,000 7,728,123
4.625% due 02/15/40  5,500,000 5,589,375
245,059,140

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
U.S. Treasury Inflation Protected Securities - 4.7%
0.125% due 10/15/24 ^ ‡ $ 1,099,746 $ 1,088,780
0.125% due 04/15/25 ^ ‡ 1,335,103 1,298,819
0.125% due 07/15/31 ^ 16,609,882 14,591,705
0.125% due 01/15/32 ^ 4,976,268 4,310,228
0.125% due 02/15/51 ^ 10,115,028 5,857,169
0.125% due 02/15/52 ^ 2,365,041 1,344,848
0.250% due 01/15/25 ^ ‡ 10,721,403 10,500,200
0.250% due 02/15/50 ^ 3,292,434 2,012,755
0.625% due 07/15/32 ^ 20,609,282 18,488,615
0.750% due 02/15/45 ^ 7,455,560 5,590,888
0.875% due 02/15/47 ^ 2,467,625 1,854,966
1.000% due 02/15/46 ^ 1,190,817 930,224
1.000% due 02/15/48 ^ 12,840,534 9,842,115
1.000% due 02/15/49 ^ 1,744,232 1,326,356
1.250% due 04/15/28 ^ ‡ 7,839,000 7,572,865
1.500% due 02/15/53 ^ 11,496,012 9,668,296
96,278,829
U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡ 20,000 18,690
U.S. Treasury Strip Coupons - 0.3%
due 02/15/42  12,200,000 5,250,387
Total U.S. Treasury Obligations
    (Cost $412,358,920) 346,607,046
FOREIGN GOVERNMENT BONDS & NOTES - 4.0%
Brazil Government (Brazil)
6.125% due 03/15/34  4,400,000 4,236,381
Brazil Letras do Tesouro Nacional (Brazil)
10.657% due 04/01/25  BRL 19,800,000 3,278,337
Chile Government (Chile)
3.500% due 01/31/34  $ 7,000,000 6,085,483
Hydro-Quebec (Canada)
8.625% due 06/15/29  1,000,000 1,153,950
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~ EUR 6,006,576 6,331,269
Korea Development Bank (Republic of
Korea)
6.057% (SOFR + 0.700%)
due 10/23/26 § $ 900,000 905,632
Mexican Bonos (Mexico)
7.000% due 09/03/26  MXN 168,000,000 8,541,966
8.500% due 03/01/29  59,700,000 3,063,023
8.500% due 05/31/29  10,900,000 561,182
Mexico Government (Mexico)
6.000% due 05/07/36  $ 900,000 878,474
Mexico Udibonos (Mexico)
2.750% due 11/27/31 ^ MXN 84,103,117 3,849,924
3.000% due 12/03/26 ^ 29,415,776 1,485,453
4.000% due 11/30/28 ^ 58,750,293 2,995,432
4.000% due 08/24/34 ^ 28,034,372 1,377,828
Republic of Poland Government (Poland)
5.125% due 09/18/34  $ 2,300,000 2,265,299
Romanian Government (Romania)
3.000% due 02/27/27 ~ 6,500,000 6,053,060
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~ 4,400,000 4,328,746
4.875% due 07/18/33 ~ 5,000,000 4,885,513
a
Principal
Amount Value
State of Israel (Israel)
3.800% due 05/13/60 ~ $ 9,000,000 $ 5,803,690
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~ GBP 10,770,000 12,984,007
Total Foreign Government Bonds & Notes
    (Cost $89,036,198) 81,064,649
SHORT-TERM INVESTMENTS - 0.9%
Commercial Paper - 0.5%
a
Constellation Brands Inc
6.016% due 07/08/24 ~ $ 1,450,000 1,447,687
Crown Castle Inc
6.028% due 07/11/24 ~ 4,600,000 4,590,447
Huntington Ingalls Industries Inc
5.986% due 07/02/24 ~ 4,000,000 3,997,459
10,035,593
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $8,548,925; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $8,716,411) 8,545,400 8,545,400
a
Total Short-Term Investments
(Cost $18,585,678) 18,580,993
TOTAL INVESTMENTS - 149.5%
(Cost $3,180,632,505) 3,031,997,148
DERIVATIVES - 0.4% 7,990,250
OTHER ASSETS & LIABILITIES, NET - (49.9%) (1,011,637,574)
NET ASSETS - 100.0% $ 2,028,349,824

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, an investment with a total aggregate value of $1,083,640 or 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, investments with a total aggregate value of $2,049,799 or
0.1% of the Fund’s net assets were in default.
(d) As of June 30, 2024, investments with a total aggregate value of $30,132,591 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(e) As of June 30, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $10,120,330 at a weighted average interest rate of 5.3%. As of June 30, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$80,730,028 at a weighted average interest rate of 0.2%.
(f) As of June 30, 2024, open futures contracts outstanding were as follows:
(g) As of June 30, 2024, forward foreign currency contracts outstanding were as follows:
Mortgage-Backed Securities 70 .5%
Corporate Bonds & Notes 40 .4%
U.S. Treasury Obligations 17 .1%
Asset-Backed Securities 14 .8%
Foreign Government Bonds & Notes 4 .0%
Others (each less than 3.0%) 2 .7%
149 .5%
Derivatives 0 .4%
Other Assets and Liabilities, Net ( 49 .9% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/24 55 $ 11,214,701 $ 11,232,031 $ 17,330
CBOT 5 Year U.S. Treasury Notes 09/24 1,116 118,046,540 118,941,188 894,648
CBOT 10 Year U.S. Treasury Notes 09/24 622 67,685,762 68,410,281 724,519
Eurex French Government Bond OAT 09/24 93 12,383,850 12,262,554 (121,296)
MSE 10 Year Canada Treasury Notes 09/24 283 24,668,588 24,838,135 169,547
$ 1,684,748
Short Futures Outstanding
CBOT U.S. Long Bond 09/24 18 2,109,348 2,129,625 (20,277)
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 1,379 154,794,830 156,559,594 (1,764,764)
Eurex 10 Year Euro BUND 09/24 342 47,867,331 48,207,807 (340,476)
ICE Long Gilt 09/24 114 14,010,378 14,060,553 (50,175)
TSE Japanese 10 Year Bond 09/24 33 29,345,924 29,301,883 44,041
( $ 2,131,651 )
Total Futures Contracts ( $ 446,903 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 982,000 USD 654,312 07/24 BNP $ 780 $ –
BRL 20,646,125 USD 3,714,067 07/24 CIT – (20,729)
BRL 24,440,440 USD 4,860,403 07/24 DUB – (488,309)
BRL 17,900,000 USD 3,311,106 07/24 GSC – (109,017)
BRL 5,600,000 USD 1,009,135 07/24 JPM – (7,364)
BRL 20,715,463 USD 3,788,975 08/24 CIT – (96,774)
BRL 27,519,013 USD 5,364,330 08/24 GSC – (459,505)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CAD 11,059,212 USD 8,077,386 07/24 HSB $ 6,538 $ –
CNH 41,268,000 USD 5,715,209 10/24 GSC – (14,398)
CNH 6,143,695 USD 856,682 12/24 BNP – (4,999)
CNH 63,714,672 USD 8,928,000 12/24 DUB – (91,356)
CNH 10,937,006 USD 1,532,867 12/24 HSB – (16,700)
CNH 7,704,666 USD 1,079,236 01/25 CIT – (8,213)
CNH 3,363,461 USD 471,172 02/25 BRC – (2,520)
DKK 4,464,436 USD 640,627 07/24 JPM 455 –
DKK 3,064,057 USD 438,989 07/24 MSC 1,003 –
EUR 3,723,000 USD 3,995,239 07/24 CIT – (8,091)
EUR 3,129,000 USD 3,411,557 07/24 JPM – (60,553)
EUR 81,642,000 USD 87,471,222 07/24 SCB – (36,684)
GBP 2,609,000 USD 3,314,351 07/24 CIT – (16,316)
GBP 58,816,000 USD 74,414,003 07/24 HSB – (64,730)
IDR 83,777,922,901 USD 5,165,578 07/24 JPM – (45,199)
INR 388,400,511 USD 4,651,927 09/24 CIT – (5,766)
INR 518,169,405 USD 6,191,768 09/24 CIT 6,727 –
INR 123,656,258 USD 1,475,823 09/24 JPM 3,390 –
INR 82,539,708 USD 987,101 09/24 MSC 263 –
INR 560,311,312 USD 6,694,705 09/24 SCB 7,904 –
JPY 183,100,000 USD 1,170,331 07/24 HSB – (32,287)
MXN 3,810,480 USD 203,372 09/24 BRC 2,421 –
SGD 11,429,392 USD 8,427,220 07/24 BNP 1,535 –
THB 361,964 USD 9,860 07/24 BRC 17 –
TRY 104,987,293 USD 3,019,902 07/24 BRC 136,981 –
TRY 89,505,211 USD 2,642,883 07/24 JPM 83,697 –
TRY 119,872,859 USD 3,459,869 08/24 BRC 29,633 –
TRY 55,248,655 USD 1,600,900 08/24 GSC 13,403 –
TRY 126,745,304 USD 3,518,816 08/24 JPM 160,008 –
TRY 18,642,400 USD 517,241 09/24 BRC 8,177 –
TRY 39,989,758 USD 1,056,248 09/24 GSC 79,608 –
TRY 47,206,175 USD 1,196,183 11/24 JPM 65,485 –
TRY 2,397,404 USD 50,372 03/25 DUB 6,312 –
TRY 2,118,113 USD 43,713 03/25 JPM 6,415 –
USD 229,963 AUD 347,493 07/24 BRC – (1,850)
USD 421,991 AUD 634,507 07/24 TDB – (1,288)
USD 654,869 AUD 982,000 08/24 BNP – (776)
USD 3,788,975 BRL 20,646,125 07/24 CIT 95,638 –
USD 4,396,632 BRL 24,440,440 07/24 DUB 24,539 –
USD 3,501,688 BRL 17,900,000 07/24 GSC 299,598 –
USD 1,127,260 BRL 5,600,000 07/24 JPM 125,489 –
USD 3,462,043 BRL 19,300,000 04/25 GSC 115,474 –
USD 88,955 BRL 500,000 04/25 JPM 2,257 –
USD 2,800,201 CAD 3,822,000 07/24 BNP 6,444 –
USD 5,310,107 CAD 7,230,287 07/24 HSB 25,003 –
USD 8,077,386 CAD 11,051,781 08/24 HSB – (6,838)
USD 53,960 CNH 387,101 09/24 BNP 626 –
USD 25,518 CNH 182,793 09/24 SCB 333 –
USD 63,317 CNH 453,045 10/24 JPM 733 –
USD 1,532,867 CNH 10,940,991 12/24 HSB 16,148 –
USD 856,682 CNH 6,146,609 12/24 JPM 4,595 –
USD 8,928,000 CNH 63,740,295 12/24 UBS 87,803 –
USD 1,078,824 CNH 7,706,245 01/25 BNP 7,581 –
USD 471,172 CNH 3,365,223 02/25 BOA 2,274 –
USD 430,674 DKK 2,958,241 07/24 BRC 5,877 –
USD 665,034 DKK 4,579,189 07/24 UBS 7,473 –
USD 640,627 DKK 4,456,552 08/24 JPM – (456)
USD 438,989 DKK 3,058,604 08/24 MSC – (997)
USD 8,948,284 EUR 8,249,000 07/24 BNP 114,014 –
USD 82,572,853 EUR 76,055,000 07/24 BOA 1,121,715 –
USD 4,492,716 EUR 4,190,000 07/24 CIT 5,433 –
USD 87,599,825 EUR 81,642,000 08/24 SCB 37,680 –
USD 78,464,651 GBP 61,425,000 07/24 BNP 817,343 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(h) As of June 30, 2024, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 74,426,531 GBP 58,816,000 08/24 HSB $ 63,730 $ –
USD 3,288,000 INR 275,599,502 09/24 JPM – (8,802)
USD 2,140,662 JPY 334,754,732 07/24 HSB 60,018 –
USD 12,834,342 MXN 232,256,672 09/24 JPM 290,855 –
USD 1,385,043 PEN 5,190,170 09/24 DUB 34,739 –
USD 8,491,866 SGD 11,429,839 07/24 JPM 62,781 –
USD 8,427,220 SGD 11,412,875 08/24 BNP – (1,799)
USD 864,569 TRY 28,812,876 07/24 HSB – (12,221)
USD 16,707 TRY 580,718 08/24 BNP – (202)
USD 7,198 TRY 252,056 08/24 BOA – (95)
USD 3,769,066 TWD 121,278,370 09/24 BNP 28,822 –
USD 1,427,121 TWD 45,996,059 09/24 CIT 8,595 –
USD 23,411 TWD 753,647 09/24 HSB 168 –
USD 2,430,658 TWD 78,254,994 09/24 JPM 17,262 –
USD 970,335 TWD 31,130,287 09/24 MSC 10,272 –
USD 1,429,469 TWD 46,083,447 09/24 SCB 8,249 –
Total Forward Foreign Currency Contracts $ 4,130,313 ( $ 1,624,834 )
Credit Default Swaptions on Credit Indices - Buy Protection
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - CDX.NA.IG.S42 0.600% 09/18/24 BNP $ 22,900,000 $ 55,730 $ 35,120
Put - CDX.NA.IG.S42 0.600% 11/20/24 BNP 15,300,000 31,365 41,332
Put - CDX.NA.IG.S42 0.600% 11/20/24 GSC 15,200,000 31,920 41,062
$ 119,015 $ 117,514
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - CNH versus USD $ 7.28 12/06/24 BNP $ 400,000 $ 48,000 $ 101,857
Call - CNH versus USD 7.33 12/06/24 BNP 200,000 25,000 38,519
Call - CNH versus USD 7.35 12/06/24 MSC 400,000 38,600 72,975
Call - CNH versus USD 7.40 12/06/24 BNP 300,000 27,300 42,868
Call - CNH versus USD 7.40 12/12/24 DUB 2,400,000 222,000 354,485
Call - CNH versus USD 7.30 01/14/25 CIT 300,000 31,500 56,100
Call - CNH versus USD 7.33 01/14/25 BNP 300,000 29,100 49,222
Call - CNH versus USD 7.40 01/14/25 BNP 300,000 23,850 37,521
Call - CNH versus USD 7.40 01/23/25 BNP 300,000 28,455 37,975
Call - CNH versus USD 7.30 02/14/25 BRC 100,000 10,716 15,199
Call - CNH versus USD 7.30 02/14/25 SCB 100,000 10,200 15,199
Call - CNH versus USD 7.38 02/14/25 MSC 300,000 29,400 40,867
Call - CNH versus USD 7.45 02/14/25 CIT 300,000 28,500 34,223
$ 552,621 $ 897,010
Put - GBP versus USD GBP 1.20 09/26/24 GSC GBP 5,700,000 $ 188,046 $ 10,606
a
Total Foreign Currency Options $ 740,667 $ 907,616
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.749% 11/13/24 GSC EUR 41,400,000 $ – $ 20,923
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.725% 11/14/24 GSC 27,900,000 – 13,485
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.754% 11/15/24 GSC 18,900,000 – 10,147
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.765% 11/18/24 GSC 14,400,000 – 8,156
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.800% 11/20/24 GSC 19,800,000 – 13,066
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.820% 11/21/24 GSC 19,800,000 – 14,118

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(i) As of June 30, 2024, premiums received, and value of written options outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.850% 11/22/24 GSC EUR 14,400,000 $ – $ 11,387
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.920% 11/25/24 GSC 20,700,000 – 20,289
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.930% 11/29/24 GSC 37,800,000 – 41,215
Call - 1 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.920% 12/03/24 GSC 16,200,000 – 17,762
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.840% 12/05/24 GSC 22,800,000 – 21,097
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.900% 12/09/24 GSC 22,500,000 – 25,195
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.930% 12/11/24 GSC 22,500,000 – 28,328
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.900% 12/13/24 GSC 23,400,000 – 28,128
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.800% 12/17/24 GSC 17,100,000 – 16,410
$ – $ 289,706
Put - 30 Year Interest Rate
Swap Receive SOFR 3.920% 02/27/25 GSC $ 3,700,000 161,690 131,340
Put - 30 Year Interest Rate
Swap Receive SOFR 4.329% 05/29/25 MSC 6,600,000 225,288 157,461
Put - 30 Year Interest Rate
Swap Receive SOFR 4.065% 06/24/25 DUB 5,900,000 176,773 216,943
$ 563,751 $ 505,744
Total Interest Rate Swaptions $ 563,751 $ 795,450
Total Purchased Options $ 1,423,433 $ 1,820,580
Credit Default Swaptions on Credit Indices - Sell Protection
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - CDX.NA.IG.S42 0.800% 09/18/24 BNP $ 45,900,000 $ 53,550 ( $ 24,076 )
Put - CDX.NA.IG.S42 0.800% 11/20/24 BNP 30,600,000 27,540 (38,526)
Put - CDX.NA.IG.S42 0.800% 11/20/24 GSC 30,300,000 30,300 (38,149)
$ 111,390 ( $ 100,751 )
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - GBP versus USD GBP 1.10 09/26/24 GSC GBP 11,400,000 $ 116,845 ( $ 821 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.570% 07/25/24 UBS EUR 1,600,000 $ 4,972 ( $ 2,533 )
Call - 10 Year Interest Rate
Swap Receive SOFR 3.710% 07/26/24 CIT $ 1,200,000 4,548 (3,442)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.310% 11/13/24 GSC EUR 4,600,000 – (22,599)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.300% 11/14/24 GSC 3,100,000 – (15,017)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.310% 11/15/24 GSC 2,100,000 – (10,636)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.310% 11/18/24 GSC 1,600,000 – (8,218)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 11/20/24 GSC 2,200,000 – (13,076)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.357% 11/21/24 GSC 2,200,000 – (13,542)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(j) As of June 30, 2024, swap agreements outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.360% 11/22/24 GSC EUR 1,600,000 $ – ( $ 10,059 )
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.400% 11/25/24 GSC 2,300,000 – (16,421)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.465% 11/29/24 GSC 1,800,000 – (16,121)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.468% 11/29/24 GSC 2,400,000 – (21,643)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 12/03/24 GSC 1,800,000 – (15,336)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.363% 12/05/24 GSC 2,500,000 – (17,576)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.395% 12/09/24 GSC 2,500,000 – (19,597)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.468% 12/11/24 GSC 2,500,000 – (24,272)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.425% 12/13/24 GSC 2,600,000 – (22,957)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.353% 12/17/24 GSC 1,900,000 – (14,085)
$ 9,520 ( $ 267,130 )
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 07/25/24 UBS 1,600,000 4,972 (7,472)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.060% 07/26/24 CIT $ 1,200,000 4,548 (5,974)
Put - 5 Year Interest Rate
Swap Pay SOFR 4.244% 02/27/25 GSC 14,100,000 162,150 (124,347)
Put - 5 Year Interest Rate
Swap Pay SOFR 4.750% 05/29/25 MSC 25,300,000 224,538 (136,053)
Put - 5 Year Interest Rate
Swap Pay SOFR 4.400% 06/24/25 DUB 22,500,000 175,500 (205,695)
$ 571,708 ( $ 479,541 )
Total Interest Rate Swaptions $ 581,228 ( $ 746,671 )
- – - – - –
Total Written Options $ 809,463 ( $ 848,243 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
06/30/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Banco do Brasil SA Q 1.000% 12/20/24 JPM 0.530% $ 2,500,000 $ 6,213 ( $ 14,982 ) $ 21,195
South Africa Government Q 1.000% 12/20/26 MSC 1.149% 4,800,000 (15,503) (108,346) 92,843
Colombia Government Q 1.000% 06/20/27 GSC 1.185% 4,600,000 (22,317) (108,940) 86,623
Colombia Government Q 1.000% 06/20/27 MSC 1.185% 1,600,000 (7,762) (52,139) 44,377
Colombia Government Q 1.000% 12/20/27 GSC 1.399% 2,100,000 (26,072) (128,372) 102,300
Colombia Government Q 1.000% 12/20/27 MSC 1.399% 1,900,000 (23,589) (116,146) 92,557
( $ 89,030 ) ( $ 528,925 ) $ 439,895
Exchange
General Electric Co. Q 1.000% 12/20/24 ICE 0.057% 2,200,000 10,431 8,479 1,952
Rolls-Royce PLC Q 1.000% 06/20/25 ICE 0.284% EUR 4,300,000 33,048 20,535 12,513
Boeing Co. Q 1.000% 06/20/25 ICE 0.328% $ 6,900,000 30,995 38,617 (7,622)
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.404% 7,300,000 103,741 60,175 43,566
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.564% 6,000,000 96,300 46,985 49,315
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.390% 2,400,000 406,518 378,530 27,988
Boeing Co. Q 1.000% 06/20/29 ICE 1.385% 6,300,000 (103,346) 6,835 (110,181)
$ 577,687 $ 560,156 $ 17,531
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 488,657 $ 31,231 $ 457,426
0

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Credit Default Swaps on Credit Indices - Buy Protection (4)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (5)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S35 Q 5.000% 12/20/25 ICE $ 2,425,000 ( $ 120,687 ) ( $ 96,876 ) ( $ 23,811 )
CDX.NA.HY.S36 Q 5.000% 06/20/26 ICE 4,656,000 (281,468) (212,652) (68,816)
( $ 402,155 ) ( $ 309,528 ) ( $ 92,627 )
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (5)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S42 Q 1.000% 06/20/29 ICE $ 100,000,000 $ 2,071,549 $ 2,077,795 ( $ 6,246 )
a
Total Credit Default Swaps $ 2,158,051 $ 1,799,498 $ 358,553
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.650% 1 Day USD SOFR A/A LCH 11/22/24 $ 9,600,000 ( $ 170,423 ) ( $ 56,134 ) ( $ 114,289 )
11.496% Brazil CETIP Interbank Z/Z CME 01/04/27 BRL 118,100,000 (180,152) – (180,152)
11.528% Brazil CETIP Interbank Z/Z CME 01/04/27 52,200,000 (73,274) – (73,274)
11.548% Brazil CETIP Interbank Z/Z CME 01/04/27 90,700,000 (117,719) – (117,719)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (1,845,801) (1,594,893) (250,908)
9.430% 28 Day MXN TIIE L/L CME 04/06/29 MXN 39,900,000 (14,566) – (14,566)
9.510% 28 Day MXN TIIE L/L CME 04/06/29 24,000,000 (4,646) – (4,646)
2.860% 6 Month EURIBOR A/S LCH 04/24/29 EUR 3,100,000 (11,599) (4,508) (7,091)
2.780% 6 Month EURIBOR A/S LCH 05/02/29 2,100,000 (15,190) (2,950) (12,240)
2.750% 6 Month EURIBOR A/S LCH 09/18/29 16,400,000 (58,914) 239,949 (298,863)
2.547% 6 Month EURIBOR A/S LCH 03/09/33 4,500,000 (126,345) (52,124) (74,221)
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 (10,673) (46,753) 36,080
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 (12,221) (38,135) 25,914
2.770% 6 Month EURIBOR A/S LCH 04/29/34 EUR 1,300,000 (10,865) (3,611) (7,254)
4.078% 1 Day USD SOFR A/A LCH 04/29/34 $ 1,900,000 14,193 (5,365) 19,558
2.750% 6 Month EURIBOR A/S LCH 09/18/34 EUR 69,100,000 (400,014) 1,144,202 (1,544,216)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (532,545) (547,849) 15,304
( $ 3,570,754 ) ( $ 968,171 ) ( $ 2,602,583 )
a –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.388% 1 Day USD SOFR A/A LCH 10/18/24 $ 41,700,000 $ 25,669 ( $ 18,551 ) $ 44,220
5.160% 1 Day USD SOFR A/A LCH 05/31/25 38,800,000 (14,516) (1,513) (13,003)
3.500% 1 Day USD SOFR A/A LCH 12/18/25 20,000,000 195,284 14,509 180,775
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 1,841,126 – 1,841,126
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 154,613 – 154,613
3.255% 6 Month EURIBOR A/S LCH 11/22/28 EUR 1,000,000 (31,403) (23,749) (7,654)
2.920% 6 Month EURIBOR A/S LCH 12/13/28 2,600,000 (40,402) (24,453) (15,949)
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 72,802 (41,095) 113,897
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 1,115,949 – 1,115,949
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 44,994 – 44,994
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 86,657 – 86,657
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 62,541 – 62,541
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 89,820 – 89,820
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (130,737) (320,765) 190,028
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 34,800,000 5,267,949 4,911,584 356,365
3.156% 1 Day USD SOFR A/A LCH 03/10/33 27,600,000 641,691 531,777 109,914
3.717% 1 Day USD SOFR A/A LCH 08/15/33 12,400,000 297,055 – 297,055
3.743% 1 Day USD SOFR A/A LCH 08/15/33 700,000 15,320 – 15,320
3.745% 1 Day USD SOFR A/A LCH 08/15/33 5,200,000 112,998 – 112,998
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 135,075 – 135,075
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 134,451 – 134,451
3.763% 1 Day USD SOFR A/A LCH 08/15/33 1,700,000 34,516 – 34,516
4.250% 1 Day USD SOFR A/A LCH 11/22/33 1,900,000 (29,066) (63,072) 34,006
3.305% 6 Month EURIBOR A/S LCH 11/27/33 EUR 1,400,000 (81,056) (76,386) (4,670)
3.128% 6 Month EURIBOR A/S LCH 12/04/33 900,000 (37,590) (34,854) (2,736)
3.950% 1 Day USD SOFR A/A LCH 12/19/33 $ 2,000,000 17,325 (8,048) 25,373
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (117,811) (129,233) 11,422
2.890% 6 Month EURIBOR A/S LCH 12/22/33 EUR 1,800,000 (36,585) (6,210) (30,375)
3.854% 1 Day USD SOFR A/A LCH 12/29/33 $ 1,900,000 30,863 (7,821) 38,684
3.684% 1 Day USD SOFR A/A LCH 01/03/34 900,000 27,173 (3,955) 31,128
2.650% 6 Month EURIBOR A/S LCH 01/08/34 EUR 1,800,000 41,787 (6,352) 48,139
2.670% 6 Month EURIBOR A/S LCH 04/03/34 900,000 16,670 (2,790) 19,460
4.095% 1 Day USD SOFR A/A LCH 02/18/35 $ 6,200,000 (119,366) – (119,366)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 22,039 23,674 (1,635)
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 220,000,000 97,824 103,853 (6,029)
0.705% 1 Day JPY TONAR S/S LCH 10/31/38 170,000,000 89,509 95,764 (6,255)
0.785% 1 Day JPY TONAR S/S LCH 11/12/38 310,000,000 143,800 152,204 (8,404)
0.750% 1 Day JPY TONAR S/S LCH 12/20/38 42,800,000 21,604 22,742 (1,138)
0.500% 1 Day JPY TONAR A/A LCH 03/15/42 1,394,400,000 1,306,318 1,407,714 (101,396)
0.662% 1 Day JPY TONAR A/A LCH 04/19/42 138,000,000 108,294 115,183 (6,889)
0.800% 1 Day JPY TONAR A/A LCH 06/15/52 1,538,700,000 1,948,563 1,882,981 65,582
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,236,976 3,799,911 437,065
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 1,098,430 677,067 421,363
2.500% 6 Month EURIBOR A/S LCH 09/18/54 EUR 26,400,000 153,610 (1,053,200) 1,206,810
3.750% 1 Day GBP SONIA A/A LCH 09/18/54 GBP 1,200,000 44,786 (24,734) 69,520
$ 19,095,549 $ 11,892,182 $ 7,203,367
a –
Total Interest Rate Swaps $ 15,524,795 $ 10,924,011 $ 4,600,784
Total Swap Agreements $ 17,682,846 $ 12,723,509 $ 4,959,337

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(k) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 439,895
Liabilities (528,925) –
Centrally Cleared Swap Agreements (1)
Assets 17,761,065 7,761,056
Liabilities (4,508,631) (3,241,614)
$ 12,723,509 $ 4,959,337
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 812,702 $ – $ – $ 812,702
Financial 210,911 210,911 – –
Total Common Stocks 1,023,613 210,911 – 812,702
Corporate Bonds & Notes 818,326,239 – 817,265,582 1,060,657
Senior Loan Notes 898,171 – 898,171 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 181,635,191 – 181,635,191 –
Collateralized Mortgage Obligations - Residential 207,595,243 – 207,560,771 34,472
Fannie Mae 965,773,528 – 965,773,528 –
Freddie Mac 66,444,621 – 66,444,621 –
Government National Mortgage Association 9,200,238 – 9,200,238 –
Total Mortgage-Backed Securities 1,430,648,821 – 1,430,614,349 34,472
Asset-Backed Securities
Automobile Sequential 31,721,632 – 31,721,632 –
Home Equity Other 92,876,981 – 92,765,188 111,793
Home Equity Sequential 124,673 – – 124,673
Other Asset-Backed Securities 176,164,019 – 176,164,019 –
Total Asset-Backed Securities 300,887,305 – 300,650,839 236,466
U.S. Government Agency Issues 33,960,311 – 33,960,311 –
U.S. Treasury Obligations 346,607,046 – 346,607,046 –
Foreign Government Bonds & Notes 81,064,649 – 81,064,649 –
Short-Term Investments 18,580,993 – 18,580,993 –
Derivatives:
Credit Contracts
Purchased Options 117,514 – 117,514 –
Swaps 575,229 – 575,229 –
Total Credit Contracts 692,743 – 692,743 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 4,130,313 – 4,130,313 –
Purchased Options 907,616 – 907,616 –
Total Foreign Currency Contracts 5,037,929 – 5,037,929 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Interest Rate Contracts
Futures $ 1,850,085 $ 1,850,085 $ – $ –
Purchased Options 795,450 – 795,450 –
Swaps 7,625,722 – 7,625,722 –
Total Interest Rate Contracts 10,271,257 1,850,085 8,421,172 –
Total Asset - Derivatives 16,001,929 1,850,085 14,151,844 –
Total Assets 3,047,999,077 2,060,996 3,043,793,784 2,144,297
a
Liabilities Due to Custodian (946,057) – (946,057) –
Sale-Buyback Financing Transactions (140,668,005) – (140,668,005) –
Derivatives:
Credit Contracts
Written Options (100,751) – (100,751) –
Swaps (216,676) – (216,676) –
Total Credit Contracts (317,427) – (317,427) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (1,624,834) – (1,624,834) –
Written Options (821) – (821) –
Total Foreign Currency Contracts (1,625,655) – (1,625,655) –
Interest Rate Contracts
Futures (2,296,988) (2,296,988) – –
Written Options (746,671) – (746,671) –
Swaps (3,024,938) – (3,024,938) –
Total Interest Rate Contracts (6,068,597) (2,296,988) (3,771,609) –
Total Liabilities - Derivatives (8,011,679) (2,296,988) (5,714,691) –
Total Liabilities (149,625,741) (2,296,988) (147,328,753) –
Total $ 2,898,373,336 ( $ 235,992 ) $ 2,896,465,031 $ 2,144,297

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.3%
Basic Materials - 1.8%
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24  $ 1,175,000 $ 1,173,628
Celanese U.S. Holdings LLC
6.050% due 03/15/25  980,000 981,429
Celulosa Arauco y Constitucion SA (Chile)
4.500% due 08/01/24  1,300,000 1,297,968
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,195,562
MEGlobal Canada ULC (Kuwait)
5.000% due 05/18/25 ~ 3,600,000 3,568,597
Newmont Corp./Newcrest Finance Pty. Ltd.
5.300% due 03/15/26 ~ 445,000 445,040
Nutrien Ltd. (Canada)
4.900% due 03/27/28  735,000 726,673
POSCO (South Korea)
4.375% due 08/04/25 ~ 2,000,000 1,973,666
5.625% due 01/17/26 ~ 1,285,000 1,286,605
Steel Dynamics, Inc.
2.800% due 12/15/24  815,000 803,954
Westlake Corp.
0.875% due 08/15/24  1,355,000 1,346,066
14,799,188
Communications - 2.2%
AT&T, Inc.
4.100% due 02/15/28  530,000 511,676
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  1,676,000 1,660,375
6.150% due 11/10/26  310,000 313,082
Cox Communications, Inc.
3.150% due 08/15/24 ~ 3,411,000 3,398,163
3.500% due 08/15/27 ~ 435,000 411,341
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 990,216
KT Corp. (South Korea)
4.000% due 08/08/25 ~ 1,680,000 1,655,216
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,619,777
NTT Finance Corp. (Japan)
4.142% due 07/26/24 ~ 240,000 239,754
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25  2,060,000 2,020,004
3.200% due 03/15/27  2,095,000 1,988,772
5.000% due 02/15/29  1,300,000 1,284,239
T-Mobile USA, Inc.
2.250% due 02/15/26  770,000 731,828
17,824,443
Consumer, Cyclical - 5.4%
Advance Auto Parts, Inc.
5.900% due 03/09/26  1,745,000 1,746,101
American Airlines Pass-Through Trust
Class B
3.700% due 04/15/27  645,115 628,200
Aptiv PLC/Aptiv Corp.
2.396% due 02/18/25  1,085,000 1,061,753
AutoZone, Inc.
6.250% due 11/01/28  900,000 938,693
a
Principal
Amount Value
Brunswick Corp.
0.850% due 08/18/24  $ 3,100,000 $ 3,077,860
Daimler Truck Finance North America LLC
(Germany)
1.625% due 12/13/24 ~ 1,490,000 1,463,852
5.000% due 01/15/27 ~ 305,000 302,881
5.150% due 01/16/26 ~ 465,000 462,682
Dollar General Corp.
5.200% due 07/05/28  839,000 837,419
Ford Motor Credit Co. LLC
5.125% due 06/16/25  1,465,000 1,454,399
5.800% due 03/05/27  1,275,000 1,275,543
General Motors Financial Co., Inc.
2.900% due 02/26/25  3,215,000 3,155,163
5.400% due 04/06/26  855,000 853,509
5.400% due 05/08/27  540,000 539,875
5.550% due 07/15/29  465,000 465,131
Hasbro, Inc.
3.000% due 11/19/24  2,565,000 2,540,445
Hyundai Capital America
1.000% due 09/17/24 ~ 735,000 727,419
5.250% due 01/08/27 ~ 460,000 458,275
5.500% due 03/30/26 ~ 760,000 759,602
5.600% due 03/30/28 ~ 1,255,000 1,263,940
6.250% due 11/03/25 ~ 630,000 635,000
Hyundai Capital Services, Inc. (South
Korea)
2.125% due 04/24/25 ~ 670,000 651,440
Lowe's Cos., Inc.
3.350% due 04/01/27  460,000 439,021
Marriott International, Inc.
3.750% due 03/15/25  265,000 261,709
5.450% due 09/15/26  400,000 401,758
Mattel, Inc.
3.375% due 04/01/26 ~ 1,255,000 1,207,331
5.875% due 12/15/27 ~ 985,000 988,086
Ross Stores, Inc.
0.875% due 04/15/26  800,000 739,975
4.600% due 04/15/25  2,630,000 2,616,033
Tapestry, Inc.
7.000% due 11/27/26  260,000 267,302
7.050% due 11/27/25  185,000 188,153
VF Corp.
2.400% due 04/23/25  2,443,000 2,375,559
2.800% due 04/23/27  1,270,000 1,160,274
Volkswagen Group of America Finance LLC
(Germany)
3.950% due 06/06/25 ~ 1,180,000 1,161,926
5.700% due 09/12/26 ~ 820,000 824,713
5.800% due 09/12/25 ~ 965,000 967,361
6.000% due 11/16/26 ~ 920,000 930,657
Warnermedia Holdings, Inc.
3.755% due 03/15/27  3,750,000 3,561,215
6.412% due 03/15/26  650,000 650,040
44,040,295
Consumer, Non-Cyclical - 6.2%
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  1,575,000 1,476,249
4.448% due 03/16/28  3,575,000 3,462,171
Becton Dickinson & Co.
3.734% due 12/15/24  603,000 597,818
4.693% due 02/13/28  2,345,000 2,312,271

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Campbell Soup Co.
5.200% due 03/19/27  $ 655,000 $ 656,213
Cardinal Health, Inc.
3.500% due 11/15/24  855,000 847,701
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 584,009
CVS Health Corp.
1.300% due 08/21/27  2,245,000 1,989,666
2.875% due 06/01/26  630,000 600,175
3.000% due 08/15/26  585,000 557,570
Element Fleet Management Corp. (Canada)
5.643% due 03/13/27 ~ 890,000 892,461
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 1,655,000 1,629,432
5.000% due 02/15/29 ~ 645,000 643,542
HCA, Inc.
3.125% due 03/15/27  1,690,000 1,597,060
5.375% due 02/01/25  1,005,000 1,001,801
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.500% due 06/01/25 ~ 2,550,000 2,455,021
5.200% due 06/15/29 ~ 615,000 612,509
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,167,630
Humana, Inc.
1.350% due 02/03/27  810,000 734,128
5.750% due 03/01/28  510,000 518,959
Icon Investments Six DAC
5.809% due 05/08/27  830,000 838,546
Imperial Brands Finance PLC (United
Kingdom)
3.125% due 07/26/24 ~ 4,235,000 4,227,047
4.250% due 07/21/25 ~ 1,470,000 1,448,170
IQVIA, Inc.
6.250% due 02/01/29  690,000 709,704
JDE Peet's NV (Netherlands)
0.800% due 09/24/24 ~ 995,000 981,436
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 320,459
Pelabuhan Indonesia Persero PT
(Indonesia)
4.875% due 10/01/24 ~ 3,750,000 3,746,144
Pernod Ricard SA (France)
3.250% due 06/08/26 ~ 1,440,000 1,385,121
Perrigo Finance Unlimited Co.
3.900% due 12/15/24  1,298,000 1,282,225
Solventum Corp.
5.450% due 02/25/27 ~ 1,575,000 1,573,791
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  3,105,000 3,011,900
Viatris, Inc.
1.650% due 06/22/25  1,920,000 1,845,748
2.300% due 06/22/27  1,209,000 1,104,107
Viterra Finance BV (Netherlands)
4.900% due 04/21/27 ~ 1,820,000 1,793,058
50,603,842
Energy - 2.4%
Aker BP ASA (Norway)
2.000% due 07/15/26 ~ 470,000 437,399
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  2,660,000 2,562,468
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 282,314
a
Principal
Amount Value
DCP Midstream Operating LP
5.375% due 07/15/25  $ 1,865,000 $ 1,861,347
Enbridge, Inc. (Canada)
2.500% due 01/15/25  1,835,000 1,802,859
5.900% due 11/15/26  450,000 455,278
6.000% due 11/15/28  440,000 453,390
Energy Transfer LP
2.900% due 05/15/25  430,000 419,589
5.250% due 07/01/29  675,000 671,223
6.050% due 12/01/26  2,130,000 2,158,738
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 768,348
ONEOK, Inc.
5.550% due 11/01/26  1,095,000 1,099,803
Ovintiv, Inc.
5.650% due 05/15/25  1,305,000 1,303,650
Sabine Pass Liquefaction LLC
5.625% due 03/01/25  758,000 756,611
TransCanada PipeLines Ltd. (Canada)
6.203% due 03/09/26  1,780,000 1,780,883
Williams Cos., Inc.
5.400% due 03/02/26  2,320,000 2,318,848
19,132,748
Financial - 16.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.650% due 10/29/24  1,129,000 1,113,810
6.100% due 01/15/27  475,000 482,145
6.450% due 04/15/27  4,484,000 4,587,966
American Tower Corp.
2.400% due 03/15/25  835,000 815,236
3.550% due 07/15/27  914,000 867,565
Athene Global Funding
1.716% due 01/07/25 ~ 2,885,000 2,823,466
5.684% due 02/23/26 ~ 1,265,000 1,268,524
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 2,440,000 2,294,639
2.875% due 02/15/25 ~ 1,950,000 1,910,690
5.750% due 03/01/29 ~ 1,040,000 1,034,540
6.375% due 05/04/28 ~ 595,000 604,498
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 2,130,000 2,122,108
Banco Santander SA (Spain)
3.496% due 03/24/25  1,400,000 1,379,523
5.552% due 03/14/28  800,000 798,763
Bank of America Corp.
1.734% due 07/22/27  935,000 866,843
3.384% due 04/02/26  1,790,000 1,758,256
5.080% due 01/20/27  965,000 959,478
Banque Federative du Credit Mutuel SA
(France)
0.998% due 02/04/25 ~ 1,160,000 1,127,508
4.935% due 01/26/26 ~ 905,000 897,838
Barclays PLC (United Kingdom)
5.304% due 08/09/26  1,040,000 1,033,368
7.325% due 11/02/26  1,195,000 1,216,232
BPCE SA (France)
4.500% due 03/15/25 ~ 2,100,000 2,072,318
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 360,825

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ $ 1,495,000 $ 1,524,119
Capital One Financial Corp.
2.636% due 03/03/26  1,775,000 1,737,306
4.985% due 07/24/26  1,365,000 1,353,438
6.312% due 06/08/29  835,000 854,618
7.149% due 10/29/27  585,000 604,734
Charles Schwab Corp.
2.450% due 03/03/27  2,273,000 2,120,640
Citigroup, Inc.
3.106% due 04/08/26  890,000 872,117
4.400% due 06/10/25  360,000 355,174
5.174% due 02/13/30  965,000 959,573
CNO Global Funding
1.650% due 01/06/25 ~ 1,995,000 1,949,691
1.750% due 10/07/26 ~ 2,580,000 2,364,567
Corebridge Financial, Inc.
3.500% due 04/04/25  1,105,000 1,086,836
Corebridge Global Funding
5.200% due 01/12/29 ~ 495,000 492,905
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,652,692
2.900% due 03/15/27  1,580,000 1,483,502
4.450% due 02/15/26  3,505,000 3,445,743
5.000% due 01/11/28  420,000 415,054
5.600% due 06/01/29  1,075,000 1,084,510
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 855,000 855,893
6.259% due 09/22/26 ~ 650,000 654,724
Discover Financial Services
3.950% due 11/06/24  470,000 467,034
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~ 1,435,000 1,411,222
1.700% due 11/12/26 ~ 1,065,000 976,409
Fifth Third Bank NA
5.852% due 10/27/25  3,235,000 3,232,453
First American Financial Corp.
4.600% due 11/15/24  295,000 293,201
Goldman Sachs Group, Inc.
3.500% due 04/01/25  1,470,000 1,447,823
4.482% due 08/23/28  875,000 855,365
5.700% due 11/01/24  610,000 610,262
5.844% (SOFR + 0.486%)
due 10/21/24 § 905,000 905,136
5.876% (SOFR + 0.505%)
due 09/10/24 § 990,000 990,018
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  2,830,000 2,739,601
5.597% due 05/17/28  1,115,000 1,119,648
Huntington National Bank
5.699% due 11/18/25  815,000 813,851
Jackson National Life Global Funding
due 07/02/27 # ~ 755,000 753,297
1.750% due 01/12/25 ~ 1,560,000 1,525,450
JPMorgan Chase & Co.
2.083% due 04/22/26  2,540,000 2,467,051
4.080% due 04/26/26  1,720,000 1,697,493
5.040% due 01/23/28  830,000 825,668
6.243% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,306,276
LeasePlan Corp. NV (Netherlands)
2.875% due 10/24/24 ~ 2,275,000 2,253,841
a
Principal
Amount Value
Lloyds Banking Group PLC (United
Kingdom)
4.500% due 11/04/24  $ 1,085,000 $ 1,079,463
5.462% due 01/05/28  965,000 963,294
LPL Holdings, Inc.
5.700% due 05/20/27  585,000 587,524
6.750% due 11/17/28  540,000 567,273
Mitsubishi UFJ Financial Group, Inc.
(Japan)
0.953% due 07/19/25  2,175,000 2,169,550
Morgan Stanley
1.164% due 10/21/25  1,425,000 1,404,566
2.630% due 02/18/26  1,650,000 1,617,725
6.138% due 10/16/26  1,220,000 1,228,395
Morgan Stanley Bank NA
4.754% due 04/21/26  1,205,000 1,194,640
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~ 680,000 676,037
3.479% due 03/22/25 ~ 755,000 743,653
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 1,370,000 1,340,825
PNC Financial Services Group, Inc.
4.758% due 01/26/27  1,340,000 1,324,091
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~ 2,215,000 2,156,997
Realty Income Corp.
5.050% due 01/13/26  255,000 253,430
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,440,000 1,327,582
6.124% due 05/31/27  170,000 170,756
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 949,805
1.884% due 07/15/50 ~ 725,000 682,097
2.836% due 01/15/50 ~ 2,045,000 2,009,322
6.599% due 11/15/52 ~ 2,920,000 2,983,659
Simon Property Group LP
2.000% due 09/13/24  449,000 445,650
Societe Generale SA (France)
5.519% due 01/19/28 ~ 2,020,000 1,995,146
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~ 1,020,000 1,003,588
4.300% due 02/19/27 ~ 728,000 707,266
5.688% due 05/14/28 ~ 830,000 830,470
Synchrony Financial
4.250% due 08/15/24  2,570,000 2,563,926
Toronto-Dominion Bank (Canada)
5.532% due 07/17/26  1,300,000 1,304,868
U.S. Bancorp
4.548% due 07/22/28  1,275,000 1,246,688
5.727% due 10/21/26  935,000 936,907
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 785,000 720,375
4.488% due 05/12/26 ~ 530,000 523,847
4.490% due 08/05/25 ~ 1,495,000 1,492,684
6.327% due 12/22/27 ~ 1,090,000 1,108,440
Wells Fargo & Co.
2.188% due 04/30/26  1,315,000 1,277,157
3.908% due 04/25/26  1,815,000 1,788,071
4.540% due 08/15/26  1,670,000 1,649,736
Western Union Co.
2.850% due 01/10/25  3,345,000 3,290,985
133,271,562

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Industrial - 2.5%
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  $ 1,325,000 $ 1,306,147
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 970,000 963,146
Boeing Co.
6.259% due 05/01/27 ~ 995,000 1,002,101
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~ 990,000 985,987
GATX Corp.
3.250% due 03/30/25  1,513,000 1,484,953
3.250% due 09/15/26  699,000 669,100
3.850% due 03/30/27  377,000 362,975
5.400% due 03/15/27  220,000 220,276
GTP Acquisition Partners I LLC Class A
3.482% due 06/15/50 ~ 7,175,000 7,026,259
Mohawk Industries, Inc.
5.850% due 09/18/28  755,000 770,467
Owens Corning
5.500% due 06/15/27  725,000 731,552
Penske Truck Leasing Co. LP/PTL Finance
Corp.
3.450% due 07/01/24 ~ 1,298,000 1,298,000
5.350% due 01/12/27 ~ 445,000 444,326
5.750% due 05/24/26 ~ 1,390,000 1,394,067
Regal Rexnord Corp.
6.050% due 02/15/26  1,680,000 1,684,974
20,344,330
Technology - 2.7%
Atlassian Corp.
5.250% due 05/15/29  450,000 450,159
CDW LLC/CDW Finance Corp.
5.500% due 12/01/24  315,000 314,483
Fiserv, Inc.
2.750% due 07/01/24  3,535,000 3,535,000
5.150% due 03/15/27  1,045,000 1,045,872
Fortinet, Inc.
1.000% due 03/15/26  1,240,000 1,151,624
Foundry JV Holdco LLC
5.900% due 01/25/30 ~ 265,000 268,974
Microchip Technology, Inc.
0.983% due 09/01/24  1,590,000 1,576,608
Micron Technology, Inc.
4.185% due 02/15/27  225,000 218,740
4.975% due 02/06/26  195,000 193,512
5.375% due 04/15/28  1,620,000 1,627,353
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.700% due 05/01/25  1,340,000 1,308,550
3.875% due 06/18/26  980,000 952,110
4.400% due 06/01/27  235,000 229,914
Qorvo, Inc.
1.750% due 12/15/24  925,000 906,984
Take-Two Interactive Software, Inc.
3.550% due 04/14/25  620,000 609,967
5.000% due 03/28/26  1,730,000 1,719,687
Western Digital Corp.
4.750% due 02/15/26  4,785,000 4,688,084
Workday, Inc.
3.500% due 04/01/27  815,000 779,877
21,577,498
a
Principal
Amount Value
Utilities - 3.6%
AES Corp.
3.300% due 07/15/25 ~ $ 1,430,000 $ 1,395,945
American Electric Power Co., Inc.
5.200% due 01/15/29  1,560,000 1,552,044
APA Infrastructure Ltd. (Australia)
4.200% due 03/23/25 ~ 3,735,000 3,692,664
Constellation Energy Generation LLC
5.600% due 03/01/28  890,000 901,808
DTE Energy Co.
4.220% due 11/01/24  1,450,000 1,441,741
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~ 2,210,000 2,047,152
2.650% due 09/10/24 ~ 2,880,000 2,860,918
Engie SA (France)
5.250% due 04/10/29 ~ 350,000 349,530
FirstEnergy Corp.
4.150% due 07/15/27  855,000 821,021
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  1,140,000 1,050,585
4.450% due 06/20/25  1,300,000 1,286,646
5.749% due 09/01/25  830,000 832,091
6.051% due 03/01/25  620,000 621,339
NiSource, Inc.
5.250% due 03/30/28  260,000 259,804
Pacific Gas & Electric Co.
3.500% due 06/15/25  1,815,000 1,775,909
Sempra
3.300% due 04/01/25  995,000 977,439
5.400% due 08/01/26  980,000 979,392
Southern California Gas Co.
2.950% due 04/15/27  570,000 536,872
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,228,256
Terraform Global Operating LP
6.125% due 03/01/26 ~ 4,135,000 4,093,539
Vistra Operations Co. LLC
5.125% due 05/13/25 ~ 830,000 825,588
29,530,283
Total Corporate Bonds & Notes
    (Cost $351,819,544) 351,124,189
MORTGAGE-BACKED SECURITIES - 11.3%
Collateralized Mortgage Obligations - Commercial - 4.3%
Bank
2.263% due 08/15/61  118,638 109,869
5.523% due 06/15/57  275,000 275,473
BCP Trust
6.242% (SOFR + 0.913%)
due 06/15/38 ~ § 1,045,000 981,602
BPR Trust
6.593% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,560,870
BSREP Commercial Mortgage Trust
7.343% (SOFR + 2.014%)
due 08/15/38 ~ § 663,394 498,148
BX Commercial Mortgage Trust
6.723% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 909,661

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cold Storage Trust
6.341% (SOFR + 1.014%)
due 11/15/37 ~ § $ 594,709 $ 592,730
6.741% (SOFR + 1.414%)
due 11/15/37 ~ § 1,484,316 1,479,581
Commercial Mortgage Trust
3.244% due 10/10/29 ~ 220,000 203,594
3.759% due 08/10/48  260,000 253,853
4.032% due 02/10/47 § 914,838 886,348
4.080% due 08/10/47  408,302 407,523
4.343% due 10/10/29 ~ § 1,893,000 1,701,386
4.777% due 08/10/47 ~ § 710,000 639,760
CSAIL Commercial Mortgage Trust
2.360% due 06/15/52  5,134 5,061
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,710,000 2,516,242
4.760% due 03/22/49 ~ 510,000 479,259
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
4.600% due 06/25/30  1,656,995 1,647,414
GS Mortgage Securities Corp. Trust
7.193% (SOFR + 1.714%)
due 05/15/26 ~ § 1,440,000 1,163,406
GS Mortgage Securities Trust
3.433% due 05/10/50  1,825,000 1,707,335
JP Morgan Chase Commercial Mortgage
Securities Trust
7.463% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,163,665
7.543% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 859,107
7.863% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,651,666
KIND Trust
7.194% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 1,995,827
LSTAR Commercial Mortgage Trust
2.809% due 03/10/49 ~ 1,260,000 1,224,800
MED Commercial Mortgage Trust
6.920% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 398,227
Morgan Stanley Capital I Trust
7.243% (SOFR + 1.914%)
due 12/15/36 ~ § 775,000 224,359
ONE Mortgage Trust
6.393% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,823,852
6.543% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,499,973
RLGH Trust
6.243% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,356,531
SDR Commercial Mortgage Trust
7.070% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,121,547
TX Trust
7.410% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,490,088
34,828,757
Collateralized Mortgage Obligations - Residential - 2.0%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 858,963 714,843
a
Principal
Amount Value
2.872% due 04/25/65 ~ § $ 160,915 $ 150,250
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 540,606 467,303
BRAVO Residential Funding Trust
1.699% due 04/25/60 ~ § 816,310 736,051
CIM Trust
2.500% due 04/25/50 ~ § 1,159,345 937,341
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 833,218 698,148
1.506% due 04/27/65 ~ § 89,177 84,683
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 165,256 154,177
1.260% due 04/25/66 ~ § 363,014 315,089
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 150,317 141,902
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 167,529 158,174
6.000% (SOFR + 0.964%)
due 03/25/50 ~ § 354,950 334,821
Freddie Mac STACR Trust
7.000% due 09/15/30  55,838 56,306
Freddie Mac Structured Agency Credit Risk
Debt Notes
3.870% due 05/25/47 ~ § 112,402 107,749
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 905,812
3.339% due 10/25/59 ~ § 680,000 640,951
3.500% due 11/25/57 ~ § 169,750 149,647
4.000% due 02/25/59 ~ § 69,812 64,663
4.500% due 02/25/59 ~ § 95,516 90,512
GS Mortgage-Backed Securities Trust
5.912% due 07/25/44 ~ § 11,757 11,580
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 384,510 323,571
3.500% due 08/25/50 ~ § 244,741 213,434
MFA Trust
0.852% due 01/25/56 ~ § 298,766 280,504
OBX Trust
3.000% due 01/25/60 - 05/25/60 ~ § 1,384,745 1,173,370
3.500% due 12/25/49 - 02/25/60 ~ § 668,861 586,987
6.210% (SOFR + 0.864%)
due 02/25/60 ~ § 251,694 242,830
6.360% (SOFR + 1.014%)
due 10/25/59 ~ § 71,380 71,053
6.410% (SOFR + 1.064%)
due 02/25/60 ~ § 411,570 393,945
6.639% (SOFR + 1.314%)
due 06/25/59 ~ § 98,237 96,477
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 249,556 231,297
4.500% due 08/25/48 ~ § 12,463 12,144
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ § 303,124 267,836
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 663,879 605,723
2.408% due 02/25/50 ~ § 579,926 543,723
TRK Trust
1.409% due 07/25/56 ~ § 345,398 297,785
Verus Securitization Trust
0.918% due 02/25/64 ~ § 561,407 499,257
1.031% due 02/25/66 ~ § 500,530 437,639
1.052% due 01/25/66 ~ § 381,521 334,657
1.155% due 01/25/66 ~ § 227,165 199,337

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.373% due 09/25/66 ~ § $ 669,236 $ 562,900
3.226% due 05/25/60 ~ § 68,831 68,406
3.913% due 07/25/59 ~ § 154,823 152,187
4.117% due 07/25/59 ~ § 207,464 203,921
6.664% due 12/25/68 ~ § 280,075 281,124
Vista Point Securitization Trust
2.496% due 04/25/65 ~ § 160,491 148,863
Wells Fargo Mortgage-Backed Securities
Trust
2.500% due 09/25/51 ~ § 1,516,522 1,309,771
16,458,743
Fannie Mae - 3.1%
2.000% due 10/01/50  624,172 493,051
2.500% due 01/01/52  1,450,947 1,197,614
3.000% due 09/01/28 - 12/01/34 780,269 740,666
3.500% due 01/01/44 - 01/01/52 1,391,435 1,253,478
4.000% due 03/01/41 - 09/01/52 2,878,334 2,642,709
4.500% due 05/01/41 - 01/01/50 1,898,248 1,830,796
5.000% due 06/01/40 - 09/01/53 1,980,571 1,926,795
5.500% due 01/01/36 - 03/01/54 3,438,914 3,415,180
5.964% (RFUCC + 1.504%)
due 02/01/33 § 13,880 13,891
6.000% due 03/01/37 - 08/01/53 8,478,256 8,590,311
6.230% (RFUCC + 1.605%)
due 04/01/33 § 15,649 15,716
6.343% (UST + 2.250%)
due 06/01/33 § 168,832 173,625
6.400% (UST + 2.215%)
due 02/01/33 § 31,297 31,659
6.500% due 05/01/33 - 01/01/54 2,712,588 2,774,450
7.000% due 06/01/33  112,150 113,851
7.005% (UST + 2.258%)
due 06/01/35 § 59,423 60,506
7.209% (RFUCC + 1.549%)
due 01/01/35 § 1,762 1,787
25,276,085
Freddie Mac - 0.8%
1.500% due 02/01/36  450,048 387,798
2.500% due 01/01/52  1,495,059 1,238,069
4.000% due 12/01/49  234,934 217,814
4.500% due 05/01/50  179,340 170,876
5.000% due 12/01/41  404,988 400,630
5.500% due 07/01/38 - 06/01/41 225,535 226,741
6.000% due 02/01/53 - 06/01/54 3,212,357 3,248,359
6.076% (UST + 1.951%)
due 02/01/35 § 50,342 50,432
6.269% (UST + 2.179%)
due 09/01/35 § 80,655 81,598
6.552% (UST + 2.250%)
due 08/01/35 § 121,744 125,048
7.000% due 03/01/39  124,462 128,473
7.500% due 06/01/38  106,551 110,365
6,386,203
Government National Mortgage Association - 1.1%
3.000% due 09/20/47  2,165,436 1,912,054
3.500% due 07/20/52  2,505,099 2,250,149
3.625% (UST + 1.500%)
due 09/20/34 § 221,006 219,856
4.000% due 10/20/50 - 10/20/52 1,587,633 1,473,267
4.625% (UST + 1.500%)
due 01/20/35 § 356,118 355,180
a
Principal
Amount Value
5.000% due 12/20/34 - 05/20/48 $ 1,157,912 $ 1,150,459
5.500% due 09/15/45 - 02/20/49 1,004,441 1,018,238
6.000% due 07/15/36  137,193 141,638
8,520,841
Total Mortgage-Backed Securities
    (Cost $97,675,112) 91,470,629
ASSET-BACKED SECURITIES - 21.3%
Automobile Other - 5.1%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 445,955 446,496
Ally Bank Auto Credit-Linked Notes
5.827% due 05/17/32 ~ 250,000 250,073
6.022% due 05/17/32 ~ 265,000 265,269
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  1,665,000 1,626,010
Bayview Opportunity Master Fund VII LLC
6.435% (SOFR + 1.100%)
due 12/26/31 ~ § 1,054,150 1,057,985
CarMax Auto Owner Trust
5.470% due 02/15/29  555,000 556,502
5.470% due 08/15/29  1,375,000 1,370,549
5.610% due 02/15/29  1,695,000 1,698,718
6.440% due 12/16/30  1,160,000 1,173,034
6.580% due 05/15/29  1,845,000 1,896,750
Carvana Auto Receivables Trust
5.670% due 09/10/30 ~ 1,135,000 1,138,033
Exeter Automobile Receivables Trust
2.560% due 06/15/28  280,109 277,019
5.980% due 12/15/28  945,000 943,120
6.510% due 12/15/27  2,940,000 2,949,259
Ford Credit Auto Lease Trust
6.200% due 02/15/27  755,000 763,299
6.430% due 04/15/27  1,425,000 1,448,655
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 1,470,000 1,390,335
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~ 1,485,000 1,483,392
6.620% due 05/15/28 ~ 1,765,000 1,776,106
GM Financial Automobile Leasing Trust
5.130% due 08/20/26  2,425,000 2,408,630
GM Financial Consumer Automobile
Receivables Trust
5.030% due 09/18/28  520,000 518,536
Huntington Bank Auto Credit-Linked Notes
6.153% due 05/20/32 ~ 1,860,000 1,865,615
Hyundai Auto Receivables Trust
1.600% due 12/15/26  1,360,000 1,349,754
Navistar Financial Dealer Note Master
Owner Trust
5.790% due 04/25/29 ~ 140,000 140,357
6.130% due 04/25/29 ~ 220,000 220,555
Octane Receivables Trust
6.740% due 08/20/29 ~ 225,000 229,459
Santander Bank Auto Credit-Linked Notes
5.916% due 08/16/32 ~ 164,814 164,799
6.451% due 12/15/32 ~ 922,422 923,601
6.493% due 06/15/33 ~ 1,085,781 1,089,897
6.663% due 12/15/33 ~ 1,650,000 1,655,933
Santander Bank NA - SBCLN
1.833% due 12/15/31 ~ 53,506 53,062

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  $ 2,340,000 $ 2,275,925
5.240% due 05/15/28  3,500,000 3,480,993
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 260,571
U.S. Bank NA
6.789% due 08/25/32 ~ 184,699 185,523
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,047,428
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,205,607
41,586,849
Automobile Sequential - 1.4%
ARI Fleet Lease Trust
5.540% due 04/15/33 ~ 1,290,000 1,291,532
CarMax Auto Owner Trust
4.940% due 08/15/29  715,000 712,747
Enterprise Fleet Financing LLC
5.560% due 04/22/30 ~ 1,449,701 1,450,249
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 255,000 255,774
Octane Receivables Trust
5.870% due 05/21/29 ~ 626,194 626,659
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 484,906 486,246
6.024% due 12/15/32 ~ 295,172 296,683
SBNA Auto Lease Trust
5.550% due 12/20/28 ~ 1,525,000 1,532,880
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 411,957
Wheels Fleet Lease Funding 1 LLC
6.460% due 08/18/38 ~ 3,920,000 3,952,226
11,016,953
Home Equity Other - 0.1%
Finance of America HECM Buyout
4.000% due 08/01/32 ~ § 1,023,714 1,015,436
Other Asset-Backed Securities - 14.7%
Apidos CLO XVIII (Cayman)
6.475% (SOFR + 1.150%)
due 10/22/30 ~ § 3,416,809 3,418,231
Auxilior Term Funding LLC
due 07/15/31 # ~ 510,000 510,356
6.180% due 12/15/28 ~ 2,775,000 2,788,486
Ballyrock CLO 15 Ltd. (Cayman)
6.650% (SOFR + 1.322%)
due 04/15/34 ~ § 1,215,000 1,217,331
BlueMountain CLO Ltd. (Cayman)
6.522% (SOFR + 1.200%)
due 11/15/30 ~ § 4,275,008 4,282,253
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 327,033 315,109
Cedar Funding XIV CLO Ltd. (Cayman)
6.690% (SOFR + 1.362%)
due 07/15/33 ~ § 2,230,000 2,232,553
CIFC Funding Ltd. (Cayman)
6.640% (SOFR + 1.312%)
due 07/15/33 ~ § 4,185,000 4,187,761
CNH Equipment Trust
5.230% due 11/17/31  610,000 614,461
DLLAA LLC
5.640% due 02/22/28 ~ 2,165,000 2,178,827
a
Principal
Amount Value
DLLST LLC
4.930% due 04/22/30 ~ $ 180,000 $ 178,542
5.050% due 08/20/27 ~ 665,000 660,860
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 935,900 892,656
4.739% due 04/20/48 ~ 977,600 964,385
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 977,527 936,269
7.300% due 02/25/38 ~ 1,034,727 1,048,902
FirstKey Homes Trust
1.567% due 10/19/37 ~ 843,000 797,979
1.740% due 08/17/37 ~ 2,170,000 2,067,703
1.968% due 10/19/37 ~ 5,395,000 5,094,801
2.241% due 08/17/37 ~ 3,355,000 3,197,516
FOCUS Brands Funding LLC
5.093% due 04/30/47 ~ 2,343,600 2,274,705
Fortress Credit BSL XV Ltd. (Jersey)
6.747% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,245,000
Hardee's Funding LLC
2.865% due 06/20/51 ~ 814,800 701,459
3.981% due 12/20/50 ~ 1,698,400 1,546,565
5.710% due 06/20/48 ~ 1,696,500 1,621,784
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 449,513 429,234
3.610% due 06/20/34 ~ 572,249 550,597
HPEFS Equipment Trust
1.290% due 03/20/29 ~ 1,710,000 1,695,622
5.350% due 10/20/31 ~ 235,000 235,690
5.820% due 04/20/32 ~ 580,000 581,678
6.480% due 01/21/31 ~ 635,000 642,271
6.970% due 07/21/31 ~ 630,000 641,113
Madison Park Funding XXIII Ltd. (Cayman)
6.556% (SOFR + 1.232%)
due 07/27/31 ~ § 2,500,491 2,501,741
Madison Park Funding XXIV Ltd. (Cayman)
7.379% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,204,984
Madison Park Funding XXIX Ltd. (Cayman)
7.127% (SOFR + 1.800%)
due 10/18/30 ~ § 4,675,000 4,677,871
Marathon Static CLO Ltd. (Cayman)
6.475% (SOFR + 1.150%)
due 07/20/30 ~ § 4,216,226 4,212,301
Marble Point CLO XII Ltd. (Cayman)
6.599% (SOFR + 1.272%)
due 07/16/31 ~ § 1,479,497 1,480,588
MidOcean Credit CLO XI Ltd. (Cayman)
7.057% (SOFR + 1.730%)
due 10/18/33 ~ § 1,480,000 1,483,334
7.977% (SOFR + 2.650%)
due 10/18/33 ~ § 2,220,000 2,227,067
MVW LLC
2.230% due 05/20/39 ~ 215,303 198,301
2.730% due 10/20/37 ~ 190,160 180,742
MVW Owner Trust
2.890% due 11/20/36 ~ 494,248 482,267
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 366,616 331,793
1.220% due 07/15/69 ~ 300,906 272,875
1.310% due 01/15/69 ~ 162,798 149,995
1.690% due 05/15/69 ~ 541,056 497,174
2.400% due 10/15/68 ~ 410,897 386,611
2.460% due 11/15/68 ~ 745,281 702,564

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.640% due 05/15/68 ~ $ 740,915 $ 705,393
3.420% due 01/15/43 ~ 826,530 806,142
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 715,972 650,063
Neuberger Berman Loan Advisers CLO 26
Ltd. (Cayman)
6.989% (SOFR + 1.662%)
due 10/18/30 ~ § 955,000 955,478
Northwoods Capital XIV-B Ltd. (Cayman)
6.574% (SOFR + 1.250%)
due 11/13/31 ~ § 1,280,000 1,284,087
Oaktree CLO Ltd. (Cayman)
6.879% (SOFR + 1.550%)
due 07/15/33 ~ § 3,785,000 3,786,475
Progress Residential Trust
1.495% due 10/17/27 ~ 5,622,000 5,335,162
2.078% due 06/17/37 ~ 458,455 454,342
Romark CLO II Ltd. (Cayman)
6.974% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,014,998
SCF Equipment Leasing LLC
5.880% due 11/20/29 ~ 1,585,000 1,589,276
SEB Funding LLC
7.386% due 04/30/54 ~ 1,100,000 1,117,584
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 844,913 798,192
3.510% due 07/20/37 ~ 189,981 185,340
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 972,147 891,262
6.163% (SOFR + 0.834%)
due 01/15/37 ~ § 1,029,774 1,026,385
Symphony CLO XXIII Ltd. (Cayman)
6.610% (SOFR + 1.282%)
due 01/15/34 ~ § 3,474,619 3,479,968
Symphony CLO XXVI Ltd. (Cayman)
6.666% (SOFR + 1.342%)
due 04/20/33 ~ § 1,110,000 1,110,620
Symphony Static CLO I Ltd. (Cayman)
7.035% (SOFR + 1.712%)
due 10/25/29 ~ § 2,825,000 2,812,707
THL Credit Wind River CLO Ltd. (Cayman
Islands)
6.525% (SOFR + 1.200%)
due 10/20/30 ~ § 5,545,091 5,556,889
Tricon Residential Trust
4.750% due 06/17/40 ~ 785,000 766,761
6.000% due 06/17/28 ~ 1,435,000 1,417,025
Trinitas CLO VI Ltd. (Cayman)
6.663% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,251,766
Verdant Receivables LLC
5.680% due 12/12/31 ~ 355,000 356,548
6.240% due 01/13/31 ~ 2,260,705 2,276,766
Voya CLO Ltd. (Cayman)
7.129% (SOFR + 1.800%)
due 10/15/31 ~ § 2,715,000 2,720,932
119,091,068
Total Asset-Backed Securities
    (Cost $172,104,969) 172,710,306
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Inflation Protected Securities - 1.3%
2.375% due 10/15/28 ^ $ 10,721,686 $ 10,864,749
U.S. Treasury Notes - 20.0%
due 06/30/26 # 37,920,000 37,852,603
4.500% due 03/31/26  39,395,000 39,191,870
4.625% due 02/28/26 ‡ 1,740,000 1,733,951
4.875% due 04/30/26  39,160,000 39,222,717
4.875% due 05/31/26  43,595,000 43,686,958
161,688,099
Total U.S. Treasury Obligations
    (Cost $172,266,394) 172,552,848
FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Korea Hydro & Nuclear Power Co. Ltd.
(South Korea)
1.250% due 04/27/26 ~ 1,790,000 1,664,742
4.250% due 07/27/27 ~ 1,480,000 1,441,581
Total Foreign Government Bonds & Notes
    (Cost $3,259,802) 3,106,323
SHORT-TERM INVESTMENTS - 1.8%
Commercial Paper - 1.6%
a
Crown Castle Inc
6.017% due 07/09/24 ~ 3,040,000 3,034,666
Targa Resources Corp
6.238% due 07/24/24 ~ 2,360,000 2,349,877
VF Corp
5.698% due 07/23/24 ~ 4,515,000 4,497,942
Walgreens Boots Alliance Inc
6.610% due 07/10/24 ~ 3,040,000 3,033,627
12,916,112
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,725,483; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $1,759,446) 1,724,771 1,724,771
a
Total Short-Term Investments
(Cost $14,644,532) 14,640,883
TOTAL INVESTMENTS - 99.4%
(Cost $811,770,353) 805,605,178
DERIVATIVES - 0.0% 234,748
OTHER ASSETS & LIABILITIES, NET - 0.6% 4,262,912
NET ASSETS - 100.0% $ 810,102,838

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, an investment with a value of $1,731,958 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
(d) As of June 30, 2024, swap agreements outstanding were as follows:
Corporate Bonds & Notes 43 .3%
Asset-Backed Securities 21 .3%
U.S. Treasury Obligations 21 .3%
Mortgage-Backed Securities 11 .3%
Others (each less than 3.0%) 2 .2%
99 .4%
Derivatives 0 .0%
Other Assets and Liabilities, Net 0 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/24 1,224 $ 249,340,736 $ 249,963,750 $ 623,014
CBOT 5 Year U.S. Treasury Notes 09/24 71 7,584,898 7,567,047 (17,851)
CME 3 Month USD SOFR 03/25 162 38,542,128 38,533,725 (8,403)
$ 596,760
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 09/24 276 30,074,915 30,355,687 (280,772)
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 64 7,194,909 7,266,000 (71,091)
CME Ultra Long Term U.S. Treasury Bond 09/24 21 2,602,658 2,632,219 (29,561)
( $ 381,424 )
Total Futures Contracts $ 215,336
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (2) Value (3)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S42 Q 1.000% 06/20/29 ICE $ 10,852,000 $ 225,407 $ 205,995 $ 19,412
a
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
a

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
(e) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Agreements (1)
Assets $ 205,995 $ 19,412
Liabilities – –
$ 205,995 $ 19,412
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 351,124,189 $ – $ 351,124,189 $ –
Mortgage-Backed Securities 91,470,629 – 91,470,629 –
Asset-Backed Securities 172,710,306 – 172,710,306 –
U.S. Treasury Obligations 172,552,848 – 172,552,848 –
Foreign Government Bonds & Notes 3,106,323 – 3,106,323 –
Short-Term Investments 14,640,883 – 14,640,883 –
Derivatives:
Credit Contracts
Swaps 19,412 – 19,412 –
Interest Rate Contracts
Futures 623,014 623,014 – –
Total Asset - Derivatives 642,426 623,014 19,412 –
Total Assets 806,247,604 623,014 805,624,590 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (407,678) (407,678) – –
Total Liabilities (407,678) (407,678) – –
Total $ 805,839,926 $ 215,336 $ 805,624,590 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 38.4%
Azerbaijan - 2.0%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ $ 720,000 $ 715,500
Southern Gas Corridor CJSC
6.875% due 03/24/26 ~ 5,350,000 5,385,925
6,101,425
Brazil - 4.6%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 2,157,583 2,095,075
Aegea Finance SARL
9.000% due 01/20/31 ~ 1,775,000 1,847,292
CSN Inova Ventures
6.750% due 01/28/28 ~ 2,025,000 1,926,482
FS Luxembourg SARL
8.875% due 02/12/31 ~ 1,850,000 1,782,286
Minerva Luxembourg SA
8.875% due 09/13/33 ~ 2,950,000 3,048,566
Trident Energy Finance PLC
12.500% due 11/30/29 ~ 1,275,000 1,313,154
Usiminas International SARL
5.875% due 07/18/26 ~ 800,000 775,944
Vale Overseas Ltd.
6.400% due 06/28/54  1,525,000 1,509,293
14,298,092
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA
6.500% due 11/07/33 ~ 1,425,000 1,489,906
China - 0.1%
Country Garden Holdings Co. Ltd.
4.200% due 02/06/26 ~ ∂ 2,100,000 187,163
6.150% due 09/17/25 * ~ ∂ 200,000 17,500
7.250% due 04/08/26 * ~ ∂ 2,525,000 228,765
433,428
Czech Republic - 1.7%
Ceska sporitelna AS
5.737% due 03/08/28 ~ EUR 600,000 664,030
Energo-Pro AS
8.500% due 02/04/27 ~ $ 2,250,000 2,249,899
Raiffeisenbank AS
7.125% due 01/19/26 ~ EUR 2,100,000 2,282,553
5,196,482
Dominican Republic - 0.7%
Aeropuertos Dominicanos Siglo XXI SA
due 06/30/34 # ~ $ 2,000,000 2,027,402
Israel - 2.5%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 2,325,000 2,066,925
8.500% due 09/30/33 ~ 2,105,000 1,994,158
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 1,225,000 1,195,294
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 2,650,000 2,487,925
7,744,302
a
Principal
Amount Value
Kazakhstan - 1.5%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ $ 4,900,000 $ 4,689,410
Mexico - 6.1%
Banco Mercantil del Norte SA
5.875% due 01/24/27 ~ 2,750,000 2,582,889
BBVA Bancomer SA
5.125% due 01/18/33 ~ 1,200,000 1,094,474
8.450% due 06/29/38 ~ 2,150,000 2,217,431
Cemex SAB de CV
9.125% due 03/14/28 ~ 1,575,000 1,682,927
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 847,200 747,654
Electricidad Firme de Mexico Holdings SA
de CV
4.900% due 11/20/26 ~ 2,075,000 1,948,676
Petroleos Mexicanos
6.490% due 01/23/27  1,850,000 1,777,076
6.500% due 03/13/27  3,750,000 3,575,587
6.750% due 09/21/47  1,550,000 1,020,549
7.690% due 01/23/50  2,800,000 2,026,171
18,673,434
Multi-National - 3.0%
Asian Development Bank
6.720% due 02/08/28  INR 79,400,000 950,590
European Bank for Reconstruction &
Development
6.300% due 10/26/27  281,600,000 3,316,462
Inter-American Development Bank
5.700% due 11/12/24  54,000,000 644,400
7.000% due 01/25/29  43,000,000 513,429
International Bank for Reconstruction &
Development
6.850% due 04/24/28  117,000,000 1,396,162
7.050% due 07/22/29  189,000,000 2,295,709
9,116,752
Nigeria - 2.1%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 1,775,000 1,794,047
IHS Holding Ltd.
5.625% due 11/29/26 ~ $ 1,350,000 1,282,409
6.250% due 11/29/28 ~ 250,000 223,949
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 3,275,000 3,182,216
6,482,621
Romania - 1.2%
Banca Comerciala Romana SA
7.625% due 05/19/27 ~ EUR 800,000 899,682
Banca Transilvania SA
7.250% due 12/07/28 ~ 925,000 1,032,660
8.875% due 04/27/27 ~ 1,450,000 1,640,587
3,572,929
Saudi Arabia - 1.3%
Greensaif Pipelines Bidco SARL
6.129% due 02/23/38 ~ $ 3,875,000 3,942,415
Singapore - 1.0%
Puma International Financing SA
7.750% due 04/25/29 ~ 3,100,000 3,128,597

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
South Africa - 0.7%
Sasol Financing USA LLC
8.750% due 05/03/29 ~ $ 2,150,000 $ 2,188,651
Tanzania - 0.8%
HTA Group Ltd.
7.500% due 06/04/29 ~ 2,475,000 2,465,935
Turkey - 3.3%
Ford Otomotiv Sanayi AS
7.125% due 04/25/29 ~ 1,700,000 1,718,318
Sisecam U.K. PLC
8.250% due 05/02/29 ~ 2,850,000 2,897,723
Turkiye Vakiflar Bankasi TAO
due 10/05/34 # ~ 1,675,000 1,676,193
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 875,000 893,309
9.500% due 10/06/28 ~ 2,925,000 3,002,147
10,187,690
Ukraine - 0.2%
NPC Ukrenergo
6.875% due 11/09/28 * ~ ∂ 1,375,000 509,094
United Arab Emirates - 1.7%
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 5,389,160 4,626,925
MAF Global Securities Ltd.
7.875% due 06/30/27 ~ 725,000 743,487
5,370,412
United Kingdom - 2.7%
HSBC Holdings PLC
6.254% due 03/09/34  3,600,000 3,750,444
Standard Chartered PLC
5.905% due 05/14/35 ~ 950,000 942,231
6.097% due 01/11/35 ~ 3,550,000 3,603,559
8,296,234
United States - 0.5%
JPMorgan Chase Bank NA
36.812% due 03/15/34 ~ TRY 825,000,000 1,535,186
Venezuela - 0.2%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ $ 1,432,000 174,710
9.750% due 05/17/35 * ~ ∂ 2,733,498 393,624
12.750% * ~ ∂ 1,152,000 172,800
741,134
Total Corporate Bonds & Notes
    (Cost $119,408,226) 118,191,531
FOREIGN GOVERNMENT BONDS & NOTES - 50.2%
Angola - 1.4%
Angola Government
8.250% due 05/09/28 ~ 4,750,000 4,474,322
Argentina - 0.9%
Argentine Republic Government
0.750% due 07/09/30 § 1,375,000 777,576
3.625% due 07/09/35 § 1,950,000 821,509
a
Principal
Amount Value
Provincia de Buenos Aires/Government
6.375% due 09/01/37 ~ § $ 3,215,068 $ 1,334,253
2,933,338
Brazil - 4.3%
Brazil Notas do Tesouro Nacional Class F
10.000% due 01/01/27  BRL 77,100,000 13,273,706
Colombia - 4.3%
Colombia Government
4.500% due 03/15/29  $ 5,400,000 4,939,579
7.500% due 02/02/34  1,550,000 1,555,175
Colombia TES
6.000% due 04/28/28  COP 31,500,000,000 6,649,133
13,143,887
Dominican Republic - 1.5%
Dominican Republic
due 06/01/36 # ~ DOP 101,500,000 1,740,115
4.500% due 01/30/30 ~ $ 3,050,000 2,779,375
4,519,490
Ecuador - 2.2%
Ecuador Government
3.500% due 07/31/35 ~ § 4,675,000 2,338,212
6.000% due 07/31/30 ~ § 7,075,000 4,498,978
6,837,190
Egypt - 2.4%
Egypt Government
5.800% due 09/30/27 ~ 4,400,000 3,971,000
7.500% due 01/31/27 ~ 1,025,000 987,261
8.150% due 11/20/59 ~ 975,000 696,857
8.500% due 01/31/47 ~ 2,200,000 1,635,750
7,290,868
Gabon - 0.7%
Gabon Government
6.625% due 02/06/31 ~ 2,900,000 2,189,879
Guatemala - 1.6%
Guatemala Government
4.875% due 02/13/28 ~ 1,100,000 1,060,741
5.250% due 08/10/29 ~ 2,425,000 2,343,682
7.050% due 10/04/32 ~ 1,500,000 1,577,322
4,981,745
Indonesia - 2.5%
Indonesia Treasury
6.375% due 08/15/28  IDR 47,400,000,000 2,850,389
6.500% due 02/15/31  14,100,000,000 834,543
6.625% due 02/15/34  6,800,000,000 403,067
6.875% due 04/15/29  58,500,000,000 3,565,606
7,653,605
Iraq - 1.2%
Iraq Government
5.800% due 01/15/28 ~ $ 4,012,500 3,759,593
Israel - 1.2%
Israel Government
5.500% due 03/12/34  3,800,000 3,625,162

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ivory Coast - 1.2%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 4,286,000 $ 3,853,797
Mexico - 1.7%
Mexican Bonos
7.000% due 09/03/26  MXN 105,900,000 5,384,490
Nigeria - 1.4%
Nigeria Government
6.125% due 09/28/28 ~ $ 4,075,000 3,580,906
7.143% due 02/23/30 ~ 925,000 805,224
4,386,130
Peru - 5.0%
Peru Government
due 08/12/39 # ~ PEN 13,900,000 3,654,645
5.400% due 08/12/34  16,650,000 3,812,335
6.150% due 08/12/32  19,600,000 4,916,426
6.900% due 08/12/37 ~ 11,600,000 2,891,228
15,274,634
Poland - 1.8%
Republic of Poland Government
5.125% due 09/18/34  $ 2,125,000 2,092,939
5.500% due 03/18/54  3,550,000 3,450,423
5,543,362
Romania - 1.9%
Romania Government
5.250% due 05/30/32 ~ EUR 1,875,000 1,959,245
6.375% due 01/30/34 ~ $ 3,840,000 3,885,247
5,844,492
Saudi Arabia - 0.6%
Saudi Government
5.750% due 01/16/54 ~ 2,000,000 1,954,000
1,954,000
Serbia - 0.9%
Serbia Government
6.000% due 06/12/34 ~ 2,675,000 2,636,542
Slovenia - 1.3%
Slovenia Government
5.000% due 09/19/33 ~ 3,925,000 3,900,400
South Africa - 3.1%
Republic of South Africa Government
8.750% due 02/28/48  ZAR 2,000 82
8.875% due 02/28/35  204,500,000 9,517,575
9,517,657
Tunisia - 1.3%
Tunisian Republic
6.375% due 07/15/26 ~ EUR 4,325,000 4,010,580
Turkey - 1.7%
Turkiye Government
37.000% due 02/18/26  TRY 174,400,000 5,265,954
Ukraine - 1.5%
State Agency of Roads of Ukraine
6.250% due 06/24/30 * ~ ∂ $ 4,800,000 1,343,988
a
Principal
Amount Value
Ukraine Government
6.876% due 05/21/31 * ~ ∂ $ 200,000 $ 57,441
7.375% due 09/25/34 * ~ ∂ 1,325,000 383,312
7.750% due 09/01/25 * ~ ∂ 900,000 287,394
7.750% due 09/01/26 * ~ ∂ 575,000 179,383
7.750% due 09/01/27 * ~ ∂ 950,000 293,836
7.750% due 09/01/29 * ~ ∂ 6,725,000 2,100,512
4,645,866
Uzbekistan - 0.9%
Republic of Uzbekistan
6.900% due 02/28/32 ~ 2,025,000 1,975,170
7.850% due 10/12/28 ~ 825,000 851,948
2,827,118
Venezuela - 0.4%
Venezuela Government
8.250% due 10/13/24 * ~ ∂ 1,784,900 290,046
9.000% * ~ ∂ 816,000 136,675
11.750% due 10/21/26 * ~ ∂ 2,249,400 434,380
12.750% * ~ ∂ 1,624,000 303,767
1,164,868
Zambia - 1.3%
Zambia Government
0.500% due 12/31/53 ~ 2,182,073 1,069,216
5.750% due 06/30/33 ~ § 3,245,066 2,851,074
3,920,290
Total Foreign Government Bonds & Notes
    (Cost $158,608,908) 154,812,965
SHORT-TERM INVESTMENTS - 8.6%
Repurchase Agreements - 8.6%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$26,415,934; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $26,933,282) 26,405,042 26,405,042
Total Short-Term Investments
(Cost $26,405,042) 26,405,042
TOTAL INVESTMENTS - 97.2%
(Cost $304,422,176) 299,409,538
DERIVATIVES - 0.3% 944,828
OTHER ASSETS & LIABILITIES, NET - 2.5% 7,674,433
NET ASSETS - 100.0% $ 308,028,799

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2024, investments with a total aggregate value of $7,494,390 or
2.4% of the Fund’s net assets were in default.
(d) As of June 30, 2024, open futures contracts outstanding were as follows:
(e) As of June 30, 2024, forward foreign currency contracts outstanding were as follows:
Foreign Government Bonds & Notes 50 .2%
Corporate Bonds & Notes 38 .4%
Short-Term Investments 8 .6%
97 .2%
Derivatives 0 .3%
Other Assets and Liabilities, Net 2 .5%
100 .0%
United States (Includes Short-Term Investments) 9 .1%
Brazil 8 .9%
Mexico 7 .8%
Turkey 5 .0%
Peru 5 .0%
Colombia 4 .3%
South Africa 3 .8%
Israel 3 .7%
Nigeria 3 .5%
Romania 3 .1%
Multi-National 3 .0%
Others (each less than 3.0%) 40 .0%
97 .2%
Derivatives 0 .3%
Other Assets and Liabilities, Net 2 .5%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 09/24 620 $ 66,079,060 $ 66,078,438 ( $ 622 )
a
Short Futures Outstanding
CBOT U.S. Long Bond 09/24 48 5,687,805 5,679,000 8,805
a
Total Futures Contracts $ 8,183
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 425,000 USD 455,817 07/24 HSB $ – ( $ 452 )
EUR 3,500,000 USD 3,744,361 07/24 HSB 5,703 –
HUF 2,310,000,000 USD 6,248,989 07/24 JPM 8,712 –
PLN 37,000,000 USD 9,229,197 07/24 CIT – (40,390)
TRY 101,300,000 USD 2,877,432 07/24 CIT 214,917 –
TRY 24,500,000 USD 695,528 07/24 HSB 52,375 –
TRY 63,000,000 USD 1,782,178 07/24 JPM 141,000 –
TRY 125,800,000 USD 3,508,713 08/24 CIT 131,189 –
TRY 156,550,000 USD 4,303,322 08/24 JPM 226,301 –
USD 3,076,354 BRL 16,800,000 07/24 CIT 79,467 –
USD 5,971,770 BRL 33,000,000 07/24 JPM 85,027 –
USD 15,254,470 CNH 110,900,000 07/24 CIT 33,605 –
USD 37,857,833 EUR 35,250,000 07/24 CIT 79,099 –
USD 2,400,150 MXN 43,400,000 07/24 CIT 36,578 –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(f) As of June 30, 2024, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 10,357,753 PEN 39,375,000 07/24 CIT $ 113,240 $ –
USD 3,694,719 TRY 125,800,000 07/24 CIT – (145,533)
USD 1,819,757 TRY 63,000,000 07/24 JPM – (103,421)
USD 1,772,288 TRY 62,000,000 08/24 HSB – (21,623)
USD 9,247,874 ZAR 168,400,000 07/24 JPM 8,465 –
ZAR 100,000,000 USD 5,490,182 07/24 JPM – (3,597)
Total Forward Foreign Currency Contracts $ 1,215,678 ( $ 315,016 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
06/30/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.306% $ 6,000,000 ( $ 61,463 ) ( $ 64,278 ) $ 2,815
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.306% 5,750,000 (58,902) (55,572) (3,330)
China Development Bank Q 1.000% 12/20/25 GSC 0.312% 2,500,000 (25,396) (24,805) (591)
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.312% 5,900,000 (59,934) (63,245) 3,311
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.312% 5,850,000 (59,426) (56,549) (2,877)
China Development Bank Q 1.000% 12/20/25 GSC 0.346% 5,800,000 (56,094) (63,109) 7,015
China Development Bank Q 1.000% 12/20/25 GSC 0.346% 1,000,000 (9,671) (9,099) (572)
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.358% 10,500,000 (99,705) (108,675) 8,970
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.358% 2,300,000 (21,840) (20,927) (913)
( $ 452,431 ) ( $ 466,259 ) $ 13,828
a
Exchange
South Africa Government Q 1.000% 06/20/29 ICE 2.083% 2,600,000 120,825 6,283 114,542
a
Total Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection 0 ( $ 331,606 ) ( $ 459,976 ) $ 128,370
0
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S41 Q 5.000% 06/20/29 ICE EUR 21,100,000 ( $ 1,707,760 ) ( $ 1,789,019 ) $ 81,259
CDX.NA.HY.S42 Q 5.000% 06/20/29 ICE $ 10,550,000 (679,344) (638,444) (40,900)
iTraxx Europe Crossover S41 Q 5.000% 06/20/29 ICE EUR 20,850,000 (1,687,527) (1,556,638) (130,889)
( $ 4,074,631 ) ( $ 3,984,101 ) ( $ 90,530 )
Credit Default Swaps on Credit Indices - Sell Protection (5)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S41 Q 5.000% 06/20/29 ICE EUR 4,800,000 $ 388,491 $ 383,394 $ 5,097
iTraxx Europe Crossover S41 Q 5.000% 06/20/29 ICE 14,500,000 1,173,580 1,273,449 (99,869)
CDX.NA.HY.S42 Q 5.000% 06/20/29 ICE $ 1,900,000 122,346 117,635 4,711
$ 1,684,417 $ 1,774,478 ( $ 90,061 )
Total Credit Default Swaps ( $ 2,721,820 ) ( $ 2,669,599 ) ( $ 52,221 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.220% 28 Day MXN TIIE L/L LCH 06/17/26 MXN 1,088,000,000 ( $ 103,759 ) $ 12,506 ( $ 116,265 )
3.160% 3 Month KRW KWCDC Q/Q LCH 06/19/29 KRW 32,700,000,000 15,824 (65,120) 80,944
3.174% 3 Month KRW KWCDC Q/Q LCH 09/19/29 31,400,000,000 55,616 – 55,616
( $ 32,319 ) ( $ 52,614 ) $ 20,295
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.220% 28 Day MXN TIIE L/L LCH 06/17/26 MXN 200,000,000 $ 19,044 $ 56,109 ( $ 37,065 )
3.160% 3 Month KRW KWCDC Q/Q LCH 06/19/29 KRW 32,700,000,000 (15,824) 44,222 (60,046)
3.174% 3 Month KRW KWCDC Q/Q LCH 09/19/29 5,600,000,000 (9,919) (9,639) (280)
( $ 6,699 ) $ 90,692 ( $ 97,391 )
a –
Total Interest Rate Swaps ( $ 39,018 ) $ 38,078 ( $ 77,096 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria Treasury Bills ± SOFR + 0.830% Z HSB 09/03/24 $ 427,760 ( $ 6,283 ) $ – ( $ 6,283 )
Egypt Treasury Bills SOFR + 0.600% Z JPM 09/19/24 1,128,452 94,272 – 94,272
Egypt Treasury Bills SOFR + 0.600% Z JPM 09/26/24 711,733 26,249 – 26,249
Egypt Treasury Bills SOFR + 0.600% Z JPM 12/19/24 1,125,651 73,638 – 73,638
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/06/25 1,052,580 33,757 – 33,757
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 03/10/25 762,193 19,664 – 19,664
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 03/17/25 680,851 32,689 – 32,689
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/20/25 1,127,515 102,130 – 102,130
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 04/02/25 1,684,162 (231,001) – (231,001)
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% S CIT 12/18/27 725,733 20,185 – 20,185
$ 165,300 $ – $ 165,300
Total Swap Agreements ( $ 2,595,538 ) ( $ 2,631,521 ) $ 35,983

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(g) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 424,695
Liabilities (466,259) (245,567)
Centrally Cleared Swap Agreements (1)
Assets 1,893,598 342,169
Liabilities (4,058,860) (485,314)
( $ 2,631,521 ) $ 35,983
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 118,191,531 $ – $ 118,191,531 $ –
Foreign Government Bonds & Notes 154,812,965 – 154,812,965 –
Short-Term Investments 26,405,042 – 26,405,042 –
Derivatives:
Credit Contracts
Swaps 227,720 – 227,720 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 1,215,678 – 1,215,678 –
Interest Rate Contracts
Futures 8,805 8,805 – –
Swaps 539,144 – 486,791 52,353
Total Interest Rate Contracts 547,949 8,805 486,791 52,353
Total Asset - Derivatives 1,991,347 8,805 1,930,189 52,353
Total Assets 301,400,885 8,805 301,339,727 52,353
a
Liabilities Due to Custodian (29,409) – (29,409) –
Derivatives:
Credit Contracts
Swaps (279,941) – (279,941) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (315,016) – (315,016) –
Interest Rate Contracts
Futures (622) (622) – –
Swaps (450,940) – (213,656) (237,284)
Total Interest Rate Contracts (451,562) (622) (213,656) (237,284)
Total Liabilities - Derivatives (1,046,519) (622) (808,613) (237,284)
Total Liabilities (1,075,928) (622) (838,022) (237,284)
Total $ 300,324,957 $ 8,183 $ 300,501,705 ( $ 184,931 )

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
spacing
Dr Ing hc F Porsche AG ~ (Germany)  9,769 $ 726,750
Total Preferred Stocks
    (Cost $899,456) 726,750
COMMON STOCKS - 97.4%
Basic Materials - 2.2%
spacing
Linde PLC 18,986 8,331,247
RPM International, Inc. 15,642 1,684,330
Sherwin-Williams Co. 15,063 4,495,251
14,510,828
Communications - 0.9%
spacing
T-Mobile U.S., Inc. 33,888 5,970,388
Consumer, Cyclical - 9.6%
spacing
Costco Wholesale Corp. 4,429 3,764,606
Cummins, Inc. 7,712 2,135,684
Dollar General Corp. 25,833 3,415,898
Hilton Worldwide Holdings, Inc. 40,071 8,743,492
Home Depot, Inc. 23,009 7,920,618
Las Vegas Sands Corp. 40,864 1,808,232
Marriott International, Inc. Class A  8,573 2,072,694
McDonald's Corp. 22,502 5,734,410
NIKE, Inc. Class B  25,489 1,921,106
Ross Stores, Inc. 61,308 8,909,278
Target Corp. 23,154 3,427,718
Tractor Supply Co. 10,905 2,944,350
Walmart, Inc. 123,942 8,392,113
Yum! Brands, Inc. 26,596 3,522,906
64,713,105
Consumer, Non-Cyclical - 23.7%
spacing
AbbVie, Inc. 36,235 6,215,027
Agilent Technologies, Inc. 32,278 4,184,197
AstraZeneca PLC ADR (United Kingdom)  106,194 8,282,070
Automatic Data Processing, Inc. 13,689 3,267,427
Avery Dennison Corp. 24,909 5,446,353
Becton Dickinson & Co. 29,835 6,972,738
Cigna Group 11,099 3,668,996
Coca-Cola Co. 127,066 8,087,751
Colgate-Palmolive Co. 76,629 7,436,078
Constellation Brands, Inc. Class A  9,434 2,427,180
Danaher Corp. 28,161 7,036,026
Elevance Health, Inc. 11,750 6,366,855
Eli Lilly & Co. 15,213 13,773,546
Equifax, Inc. 9,436 2,287,853
GE HealthCare Technologies, Inc. 45,212 3,522,919
Johnson & Johnson 20,740 3,031,358
Kenvue, Inc. 254,633 4,629,228
McKesson Corp. 20,142 11,763,734
Mondelez International, Inc. Class A  74,006 4,842,953
PepsiCo, Inc. 30,369 5,008,759
Philip Morris International, Inc. 44,331 4,492,060
S&P Global, Inc. 7,776 3,468,096
Stryker Corp. 20,566 6,997,581
Thermo Fisher Scientific, Inc. 18,420 10,186,260
UnitedHealth Group, Inc. 22,914 11,669,184
a Shares Value
Zoetis, Inc. 24,848 $ 4,307,649
159,371,878
Energy - 4.8%
spacing
ConocoPhillips 47,059 5,382,608
EOG Resources, Inc. 37,382 4,705,272
EQT Corp. 109,958 4,066,247
Exxon Mobil Corp. 79,139 9,110,482
Schlumberger NV 133,256 6,287,018
Williams Cos., Inc. 66,769 2,837,683
32,389,310
Financial - 17.6%
spacing
American Express Co. 32,662 7,562,886
American Tower Corp. REIT 25,012 4,861,833
Aon PLC Class A  7,002 2,055,647
Bank of America Corp. 213,553 8,493,003
Charles Schwab Corp. 105,993 7,810,624
Chubb Ltd. 50,493 12,879,754
Equity Residential REIT 98,687 6,842,957
Goldman Sachs Group, Inc. 8,342 3,773,253
Hartford Financial Services Group, Inc. 46,344 4,659,426
JPMorgan Chase & Co. 69,891 14,136,154
Marsh & McLennan Cos., Inc. 55,156 11,622,472
Morgan Stanley 65,034 6,320,654
Progressive Corp. 30,284 6,290,290
Rexford Industrial Realty, Inc. REIT 50,992 2,273,733
Visa, Inc. Class A  55,125 14,468,659
Wells Fargo & Co. 74,123 4,402,165
118,453,510
Industrial - 14.8%
spacing
Amphenol Corp. Class A  134,774 9,079,724
Ball Corp. 26,143 1,569,103
CSX Corp. 110,502 3,696,292
Deere & Co. 3,200 1,195,616
GE Vernova, Inc. * 20,898 3,584,216
General Electric Co. 77,393 12,303,165
Honeywell International, Inc. 39,025 8,333,398
Howmet Aerospace, Inc. 92,859 7,208,644
Illinois Tool Works, Inc. 9,947 2,357,041
JB Hunt Transport Services, Inc. 7,506 1,200,960
Northrop Grumman Corp. 12,336 5,377,879
Old Dominion Freight Line, Inc. 22,810 4,028,246
Otis Worldwide Corp. 31,383 3,020,928
Rockwell Automation, Inc. 11,602 3,193,799
Schneider Electric SE 20,705 4,963,936
Stanley Black & Decker, Inc. 31,118 2,486,017
TE Connectivity Ltd. 38,637 5,812,164
Toro Co. 22,949 2,145,961
Trane Technologies PLC 14,276 4,695,805
Union Pacific Corp. 26,660 6,032,092
Waste Connections, Inc. 42,530 7,458,061
99,743,047
Technology - 21.6%
spacing
Accenture PLC Class A  31,200 9,466,392
Analog Devices, Inc. 26,602 6,072,173
Apple, Inc. 152,848 32,192,846
Applied Materials, Inc. 40,043 9,449,748
Broadridge Financial Solutions, Inc. 36,729 7,235,613
KLA Corp. 13,295 10,961,860
Microchip Technology, Inc. 54,050 4,945,575

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Microsoft Corp. 107,390 $ 47,997,960
QUALCOMM, Inc. 19,142 3,812,704
Roper Technologies, Inc. 17,440 9,830,230
Texas Instruments, Inc. 17,791 3,460,883
145,425,984
Utilities - 2.2%
spacing
Ameren Corp. 64,697 4,600,604
Atmos Energy Corp. 27,734 3,235,171
CMS Energy Corp. 64,885 3,862,604
NextEra Energy, Inc. 49,180 3,482,436
15,180,815
Total Common Stocks
    (Cost $471,703,436) 655,758,865
Principal
Amount
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$16,853,359; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $17,183,478) $ 16,846,409 16,846,409
a
Total Short-Term Investments
(Cost $16,846,409) 16,846,409
TOTAL INVESTMENTS - 100.0%
(Cost $489,449,301) 673,332,024
OTHER ASSETS & LIABILITIES, NET - (0.0%) (219,010)
NET ASSETS - 100.0% $ 673,113,014
Consumer, Non-Cyclical 23 .7%
Technology 21 .6%
Financial 17 .6%
Industrial 14 .8%
Consumer, Cyclical 9 .7%
Energy 4 .8%
Others (each less than 3.0%) 7 .8%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 726,750 $ – $ 726,750 $ –
Common Stocks
Basic Materials 14,510,828 14,510,828 – –
Communications 5,970,388 5,970,388 – –
Consumer, Cyclical 64,713,105 64,713,105 – –
Consumer, Non-Cyclical 159,371,878 159,371,878 – –
Energy 32,389,310 32,389,310 – –
Financial 118,453,510 118,453,510 – –
Industrial 99,743,047 94,779,111 4,963,936 –
Technology 145,425,984 145,425,984 – –
Utilities 15,180,815 15,180,815 – –
Total Common Stocks 655,758,865 650,794,929 4,963,936 –
Short-Term Investments 16,846,409 – 16,846,409 –
Total $ 673,332,024 $ 650,794,929 $ 22,537,095 $ –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.5%
Basic Materials - 1.8%
spacing
Air Products & Chemicals, Inc. 25,212 $ 6,505,957
Albemarle Corp. 13,583 1,297,448
Celanese Corp. 10,995 1,483,115
CF Industries Holdings, Inc. 21,289 1,577,941
Dow, Inc. 79,905 4,238,960
DuPont de Nemours, Inc. 46,428 3,736,990
Eastman Chemical Co. 12,689 1,243,141
Ecolab, Inc. 28,686 6,827,268
FMC Corp. 14,448 831,482
Freeport-McMoRan, Inc. 161,705 7,858,863
International Flavors & Fragrances, Inc. 29,169 2,777,180
International Paper Co. 38,497 1,661,146
Linde PLC 54,534 23,930,064
LyondellBasell Industries NV Class A  28,992 2,773,375
Mosaic Co. 38,002 1,098,258
Newmont Corp. 130,132 5,448,627
Nucor Corp. 27,649 4,370,754
PPG Industries, Inc. 26,246 3,304,109
Sherwin-Williams Co. 26,727 7,976,139
Steel Dynamics, Inc. 16,302 2,111,109
91,051,926
Communications - 15.2%
spacing
Airbnb, Inc. Class A * 49,234 7,465,351
Alphabet, Inc. Class A  663,465 120,850,150
Alphabet, Inc. Class C  551,961 101,240,687
Amazon.com, Inc. * 1,033,258 199,677,109
Arista Networks, Inc. * 28,484 9,983,072
AT&T, Inc. 801,842 15,323,201
Booking Holdings, Inc. 3,832 15,180,468
CDW Corp. 15,320 3,429,229
Charter Communications, Inc. Class A * 10,940 3,270,622
Cisco Systems, Inc. 459,322 21,822,388
Comcast Corp. Class A  442,105 17,312,832
Corning, Inc. 87,934 3,416,236
eBay, Inc. 57,120 3,068,486
Etsy, Inc. * 14,276 841,999
Expedia Group, Inc. * 14,995 1,889,220
F5, Inc. * 7,043 1,213,016
FactSet Research Systems, Inc. 4,457 1,819,659
Fox Corp. Class A  26,040 894,995
Fox Corp. Class B  14,368 460,063
Gen Digital, Inc. 65,904 1,646,282
GoDaddy, Inc. Class A * 15,919 2,224,044
Interpublic Group of Cos., Inc. 41,460 1,206,071
Juniper Networks, Inc. 36,259 1,322,003
Match Group, Inc. * 30,383 923,036
Meta Platforms, Inc. Class A  247,523 124,806,047
Motorola Solutions, Inc. 18,485 7,136,134
Netflix, Inc. * 48,670 32,846,410
News Corp. Class A  44,294 1,221,186
News Corp. Class B  11,270 319,955
Omnicom Group, Inc. 22,852 2,049,824
Palo Alto Networks, Inc. * 35,641 12,082,655
Paramount Global Class B  56,064 582,505
T-Mobile U.S., Inc. 59,030 10,399,905
Uber Technologies, Inc. * 231,439 16,820,987
VeriSign, Inc. * 10,174 1,808,937
Verizon Communications, Inc. 474,882 19,584,134
Walt Disney Co. 207,344 20,587,186
a Shares Value
Warner Bros Discovery, Inc. * 249,694 $ 1,857,723
788,583,807
Consumer, Cyclical - 7.8%
spacing
American Airlines Group, Inc. * 73,874 836,992
Aptiv PLC * 31,299 2,204,076
AutoZone, Inc. * 1,983 5,877,810
Bath & Body Works, Inc. 24,241 946,611
Best Buy Co., Inc. 22,158 1,867,698
BorgWarner, Inc. 27,071 872,769
Caesars Entertainment, Inc. * 25,691 1,020,960
CarMax, Inc. * 17,570 1,288,584
Carnival Corp. * 111,201 2,081,683
Chipotle Mexican Grill, Inc. * 153,850 9,638,703
Copart, Inc. * 98,954 5,359,349
Costco Wholesale Corp. 50,158 42,633,798
Cummins, Inc. 15,765 4,365,801
Darden Restaurants, Inc. 13,788 2,086,400
Deckers Outdoor Corp. * 2,901 2,808,023
Delta Air Lines, Inc. 72,066 3,418,811
Dollar General Corp. 24,746 3,272,164
Dollar Tree, Inc. * 22,989 2,454,536
Domino's Pizza, Inc. 3,903 2,015,236
DR Horton, Inc. 33,893 4,776,540
Fastenal Co. 63,873 4,013,779
Ford Motor Co. 442,311 5,546,580
General Motors Co. 130,493 6,062,705
Genuine Parts Co. 16,283 2,252,265
Hasbro, Inc. 15,081 882,239
Hilton Worldwide Holdings, Inc. 28,115 6,134,693
Home Depot, Inc. 111,936 38,532,849
Las Vegas Sands Corp. 41,742 1,847,084
Lennar Corp. Class A  28,430 4,260,804
Live Nation Entertainment, Inc. * 16,213 1,519,807
LKQ Corp. 29,051 1,208,231
Lowe's Cos., Inc. 64,906 14,309,177
Lululemon Athletica, Inc. * 12,811 3,826,646
Marriott International, Inc. Class A  27,059 6,542,054
McDonald's Corp. 82,070 20,914,719
MGM Resorts International * 30,067 1,336,177
NIKE, Inc. Class B  138,333 10,426,158
Norwegian Cruise Line Holdings Ltd. * 48,659 914,303
NVR, Inc. * 338 2,564,933
O'Reilly Automotive, Inc. * 6,654 7,027,023
PACCAR, Inc. 59,253 6,099,504
Pool Corp. 4,427 1,360,550
PulteGroup, Inc. 23,642 2,602,984
Ralph Lauren Corp. 4,766 834,336
Ross Stores, Inc. 38,056 5,530,298
Royal Caribbean Cruises Ltd. * 26,667 4,251,520
Southwest Airlines Co. 67,815 1,940,187
Starbucks Corp. 129,104 10,050,746
Tapestry, Inc. 24,193 1,035,218
Target Corp. 52,252 7,735,386
Tesla, Inc. * 313,199 61,975,818
TJX Cos., Inc. 128,670 14,166,567
Tractor Supply Co. 11,932 3,221,640
Ulta Beauty, Inc. * 5,652 2,180,937
United Airlines Holdings, Inc. * 38,529 1,874,821
Walgreens Boots Alliance, Inc. 81,786 989,202
Walmart, Inc. 483,871 32,762,905
WW Grainger, Inc. 5,027 4,535,560
Wynn Resorts Ltd. 10,715 958,992

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Yum! Brands, Inc. 31,925 $ 4,228,786
408,284,727
Consumer, Non-Cyclical - 17.1%
spacing
Abbott Laboratories 195,859 20,351,709
AbbVie, Inc. 199,571 34,230,418
Agilent Technologies, Inc. 32,584 4,223,864
Align Technology, Inc. * 8,087 1,952,444
Altria Group, Inc. 197,312 8,987,562
Amgen, Inc. 60,155 18,795,430
Archer-Daniels-Midland Co. 55,847 3,375,951
Automatic Data Processing, Inc. 46,251 11,039,651
Avery Dennison Corp. 9,367 2,048,095
Baxter International, Inc. 57,089 1,909,627
Becton Dickinson & Co. 32,308 7,550,703
Bio-Rad Laboratories, Inc. Class A * 2,240 611,766
Bio-Techne Corp. 17,632 1,263,333
Biogen, Inc. * 16,379 3,796,980
Boston Scientific Corp. * 165,597 12,752,625
Bristol-Myers Squibb Co. 228,841 9,503,767
Brown-Forman Corp. Class B  20,644 891,614
Bunge Global SA 16,867 1,800,890
Campbell Soup Co. 22,767 1,028,841
Cardinal Health, Inc. 27,719 2,725,332
Catalent, Inc. * 21,035 1,182,798
Cencora, Inc. 18,691 4,211,082
Centene Corp. * 60,752 4,027,858
Charles River Laboratories International,
Inc. * 5,633 1,163,665
Church & Dwight Co., Inc. 27,868 2,889,354
Cigna Group 32,086 10,606,669
Cintas Corp. 9,755 6,831,036
Clorox Co. 14,269 1,947,290
Coca-Cola Co. 440,030 28,007,909
Colgate-Palmolive Co. 93,131 9,037,432
Conagra Brands, Inc. 54,974 1,562,361
Constellation Brands, Inc. Class A  18,257 4,697,161
Cooper Cos., Inc. 22,268 1,943,996
Corpay, Inc. * 7,759 2,067,075
Corteva, Inc. 78,140 4,214,872
CVS Health Corp. 143,928 8,500,388
Danaher Corp. 74,193 18,537,121
DaVita, Inc. * 5,590 774,606
Dexcom, Inc. * 43,219 4,900,170
Edwards Lifesciences Corp. * 68,506 6,327,899
Elevance Health, Inc. 26,516 14,367,960
Eli Lilly & Co. 90,138 81,609,142
Equifax, Inc. 14,004 3,395,410
Estee Lauder Cos., Inc. Class A  26,101 2,777,146
GE HealthCare Technologies, Inc. 45,810 3,569,515
General Mills, Inc. 65,000 4,111,900
Gilead Sciences, Inc. 140,967 9,671,746
Global Payments, Inc. 29,179 2,821,609
HCA Healthcare, Inc. 22,237 7,144,303
Henry Schein, Inc. * 14,141 906,438
Hershey Co. 16,549 3,042,203
Hologic, Inc. * 27,402 2,034,598
Hormel Foods Corp. 32,734 998,060
Humana, Inc. 13,935 5,206,813
IDEXX Laboratories, Inc. * 9,491 4,624,015
Incyte Corp. * 21,164 1,282,962
Insulet Corp. * 7,813 1,576,663
Intuitive Surgical, Inc. * 39,715 17,667,218
IQVIA Holdings, Inc. * 20,879 4,414,656
a Shares Value
J M Smucker Co. 11,318 $ 1,234,115
Johnson & Johnson 272,111 39,771,744
Kellanova 28,444 1,640,650
Kenvue, Inc. 218,215 3,967,149
Keurig Dr Pepper, Inc. 113,650 3,795,910
Kimberly-Clark Corp. 37,996 5,251,047
Kraft Heinz Co. 88,413 2,848,667
Kroger Co. 75,247 3,757,083
Labcorp Holdings, Inc. 9,512 1,935,787
Lamb Weston Holdings, Inc. 16,937 1,424,063
MarketAxess Holdings, Inc. 4,303 862,881
McCormick & Co., Inc. 28,263 2,004,977
McKesson Corp. 14,682 8,574,875
Medtronic PLC 150,643 11,857,111
Merck & Co., Inc. 286,438 35,461,024
Moderna, Inc. * 36,760 4,365,250
Molina Healthcare, Inc. * 6,482 1,927,099
Molson Coors Beverage Co. Class B  20,130 1,023,208
Mondelez International, Inc. Class A  153,990 10,077,106
Monster Beverage Corp. * 83,531 4,172,373
Moody's Corp. 17,827 7,503,919
PayPal Holdings, Inc. * 118,150 6,856,244
PepsiCo, Inc. 154,625 25,502,301
Pfizer, Inc. 635,029 17,768,111
Philip Morris International, Inc. 175,198 17,752,813
Procter & Gamble Co. 265,069 43,715,179
Quanta Services, Inc. 16,274 4,135,061
Quest Diagnostics, Inc. 12,931 1,769,995
Regeneron Pharmaceuticals, Inc. * 12,058 12,673,320
ResMed, Inc. 16,602 3,177,955
Revvity, Inc. 13,889 1,456,401
Rollins, Inc. 31,734 1,548,302
S&P Global, Inc. 36,439 16,251,794
Solventum Corp. * 15,577 823,712
STERIS PLC 11,184 2,455,335
Stryker Corp. 38,109 12,966,587
Sysco Corp. 57,397 4,097,572
Teleflex, Inc. 5,288 1,112,225
Thermo Fisher Scientific, Inc. 43,115 23,842,595
Tyson Foods, Inc. Class A  32,118 1,835,223
United Rentals, Inc. 7,514 4,859,529
UnitedHealth Group, Inc. 103,957 52,941,142
Universal Health Services, Inc. Class B  6,516 1,205,004
Verisk Analytics, Inc. 16,521 4,453,236
Vertex Pharmaceuticals, Inc. * 28,943 13,566,163
Viatris, Inc. 136,711 1,453,238
Waters Corp. * 6,649 1,929,008
West Pharmaceutical Services, Inc. 8,209 2,703,963
Zimmer Biomet Holdings, Inc. 23,807 2,583,774
Zoetis, Inc. 51,701 8,962,885
891,348,406
Energy - 3.7%
spacing
APA Corp. 34,671 1,020,714
Baker Hughes Co. 113,343 3,986,273
Chevron Corp. 193,591 30,281,504
ConocoPhillips 133,543 15,274,648
Coterra Energy, Inc. 85,334 2,275,858
Devon Energy Corp. 73,380 3,478,212
Diamondback Energy, Inc. 20,381 4,080,072
Enphase Energy, Inc. * 15,774 1,572,826
EOG Resources, Inc. 65,860 8,289,798
EQT Corp. 46,496 1,719,422
Exxon Mobil Corp. 506,683 58,329,347

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
First Solar, Inc. * 11,176 $ 2,519,741
Halliburton Co. 101,139 3,416,475
Hess Corp. 31,224 4,606,164
Kinder Morgan, Inc. 221,165 4,394,549
Marathon Oil Corp. 63,942 1,833,217
Marathon Petroleum Corp. 39,795 6,903,637
Occidental Petroleum Corp. 74,956 4,724,477
ONEOK, Inc. 65,910 5,374,961
Phillips 66 47,885 6,759,925
Schlumberger NV 161,370 7,613,437
Targa Resources Corp. 25,252 3,251,953
Valero Energy Corp. 36,934 5,789,774
Williams Cos., Inc. 137,238 5,832,615
193,329,599
Financial - 13.4%
spacing
Aflac, Inc. 59,808 5,341,452
Alexandria Real Estate Equities, Inc. REIT 18,195 2,128,269
Allstate Corp. 29,061 4,639,879
American Express Co. 64,748 14,992,399
American International Group, Inc. 74,961 5,565,105
American Tower Corp. REIT 52,505 10,205,922
Ameriprise Financial, Inc. 11,209 4,788,373
Aon PLC Class A  24,559 7,210,031
Arch Capital Group Ltd. * 41,552 4,192,181
Arthur J Gallagher & Co. 24,500 6,353,095
Assurant, Inc. 5,817 967,076
AvalonBay Communities, Inc. REIT 16,004 3,311,068
Bank of America Corp. 768,477 30,562,330
Bank of New York Mellon Corp. 85,834 5,140,598
Berkshire Hathaway, Inc. Class B * 204,480 83,182,464
BlackRock, Inc. 15,680 12,345,178
Blackstone, Inc. 81,349 10,071,006
Boston Properties, Inc. REIT 15,602 960,459
Brown & Brown, Inc. 26,420 2,362,212
Camden Property Trust REIT 12,249 1,336,488
Capital One Financial Corp. 43,017 5,955,704
Cboe Global Markets, Inc. 11,891 2,022,183
CBRE Group, Inc. Class A * 35,103 3,128,028
Charles Schwab Corp. 167,424 12,337,475
Chubb Ltd. 45,816 11,686,745
Cincinnati Financial Corp. 17,742 2,095,330
Citigroup, Inc. 214,825 13,632,795
Citizens Financial Group, Inc. 53,926 1,942,954
CME Group, Inc. 40,275 7,918,065
CoStar Group, Inc. * 45,420 3,367,439
Crown Castle, Inc. REIT 49,114 4,798,438
Digital Realty Trust, Inc. REIT 36,502 5,550,129
Discover Financial Services 27,709 3,624,614
Equinix, Inc. REIT 10,521 7,960,189
Equity Residential REIT 39,346 2,728,252
Essex Property Trust, Inc. REIT 7,361 2,003,664
Everest Group Ltd. 4,906 1,869,284
Extra Space Storage, Inc. REIT 24,092 3,744,138
Federal Realty Investment Trust REIT 8,328 840,878
Fifth Third Bancorp 77,136 2,814,693
Franklin Resources, Inc. 31,577 705,746
Globe Life, Inc. 9,348 769,153
Goldman Sachs Group, Inc. 36,676 16,589,288
Hartford Financial Services Group, Inc. 33,403 3,358,338
Healthpeak Properties, Inc. REIT 79,594 1,560,042
Host Hotels & Resorts, Inc. REIT 83,118 1,494,462
Huntington Bancshares, Inc. 158,157 2,084,509
Intercontinental Exchange, Inc. 64,727 8,860,479
a Shares Value
Invesco Ltd. 50,174 $ 750,603
Invitation Homes, Inc. REIT 63,897 2,293,263
Iron Mountain, Inc. REIT 33,579 3,009,350
JPMorgan Chase & Co. 324,353 65,603,638
KeyCorp 103,882 1,476,163
Kimco Realty Corp. REIT 67,408 1,311,760
KKR & Co., Inc. 75,174 7,911,312
Loews Corp. 20,669 1,544,801
M&T Bank Corp. 18,819 2,848,444
Marsh & McLennan Cos., Inc. 55,840 11,766,605
Mastercard, Inc. Class A  92,731 40,909,208
MetLife, Inc. 67,470 4,735,719
Mid-America Apartment Communities, Inc.
REIT 12,943 1,845,801
Morgan Stanley 142,136 13,814,198
Nasdaq, Inc. 43,339 2,611,608
Northern Trust Corp. 23,614 1,983,104
PNC Financial Services Group, Inc. 44,919 6,984,006
Principal Financial Group, Inc. 25,167 1,974,351
Progressive Corp. 65,797 13,666,695
Prologis, Inc. REIT 103,565 11,631,385
Prudential Financial, Inc. 40,082 4,697,210
Public Storage REIT 17,803 5,121,033
Raymond James Financial, Inc. 20,722 2,561,446
Realty Income Corp. REIT 93,512 4,939,304
Regency Centers Corp. REIT 17,121 1,064,926
Regions Financial Corp. 108,560 2,175,542
SBA Communications Corp. REIT 12,484 2,450,609
Simon Property Group, Inc. REIT 36,637 5,561,497
State Street Corp. 34,241 2,533,834
Synchrony Financial 46,230 2,181,594
T Rowe Price Group, Inc. 25,299 2,917,228
Travelers Cos., Inc. 25,593 5,204,081
Truist Financial Corp. 150,486 5,846,381
U.S. Bancorp 175,889 6,982,793
UDR, Inc. REIT 33,910 1,395,397
Ventas, Inc. REIT 46,222 2,369,340
VICI Properties, Inc. REIT 115,942 3,320,579
Visa, Inc. Class A  177,800 46,667,166
W R Berkley Corp. 23,655 1,858,810
Wells Fargo & Co. 393,778 23,386,475
Welltower, Inc. REIT 67,534 7,040,419
Weyerhaeuser Co. REIT 81,743 2,320,684
Willis Towers Watson PLC 11,941 3,130,214
695,497,175
Industrial - 7.1%
spacing
3M Co. 62,310 6,367,459
Allegion PLC 10,056 1,188,116
Amcor PLC 162,973 1,593,876
AMETEK, Inc. 25,698 4,284,114
Amphenol Corp. Class A  134,466 9,058,974
AO Smith Corp. 14,802 1,210,508
Axon Enterprise, Inc. * 7,756 2,282,125
Ball Corp. 35,791 2,148,176
Boeing Co. * 64,830 11,799,708
Builders FirstSource, Inc. * 13,878 1,920,854
Carrier Global Corp. 93,602 5,904,414
Caterpillar, Inc. 55,238 18,399,778
CH Robinson Worldwide, Inc. 13,856 1,220,991
CSX Corp. 222,247 7,434,162
Deere & Co. 29,240 10,924,941
Dover Corp. 15,400 2,778,930
Eaton Corp. PLC 45,208 14,174,968

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Emerson Electric Co. 64,976 $ 7,157,756
Expeditors International of Washington, Inc. 15,931 1,988,030
FedEx Corp. 25,895 7,764,357
Fortive Corp. 39,097 2,897,088
Garmin Ltd. 17,915 2,918,712
GE Vernova, Inc. * 30,803 5,283,023
Generac Holdings, Inc. * 7,119 941,274
General Dynamics Corp. 25,407 7,371,587
General Electric Co. 123,212 19,587,012
Honeywell International, Inc. 74,143 15,832,496
Howmet Aerospace, Inc. 44,215 3,432,410
Hubbell, Inc. 6,061 2,215,174
Huntington Ingalls Industries, Inc. 4,604 1,134,103
IDEX Corp. 8,297 1,669,356
Illinois Tool Works, Inc. 31,020 7,350,499
Ingersoll Rand, Inc. 45,835 4,163,651
Jabil, Inc. 14,389 1,565,379
Jacobs Solutions, Inc. 14,550 2,032,781
JB Hunt Transport Services, Inc. 9,458 1,513,280
Johnson Controls International PLC 77,877 5,176,484
Keysight Technologies, Inc. * 20,360 2,784,230
L3Harris Technologies, Inc. 21,529 4,834,983
Lockheed Martin Corp. 24,120 11,266,452
Martin Marietta Materials, Inc. 7,051 3,820,232
Masco Corp. 24,488 1,632,615
Mettler-Toledo International, Inc. * 2,390 3,340,240
Mohawk Industries, Inc. * 5,906 670,863
Nordson Corp. 5,993 1,390,016
Norfolk Southern Corp. 25,572 5,490,053
Northrop Grumman Corp. 16,072 7,006,588
Old Dominion Freight Line, Inc. 20,248 3,575,797
Otis Worldwide Corp. 46,427 4,469,063
Packaging Corp. of America 10,504 1,917,610
Parker-Hannifin Corp. 14,499 7,333,739
Pentair PLC 18,808 1,442,009
Republic Services, Inc. 22,937 4,457,577
Rockwell Automation, Inc. 12,844 3,535,696
RTX Corp. 149,980 15,056,492
Snap-on, Inc. 5,776 1,509,789
Stanley Black & Decker, Inc. 16,912 1,351,100
TE Connectivity Ltd. 34,619 5,207,736
Teledyne Technologies, Inc. * 5,427 2,105,567
Textron, Inc. 22,859 1,962,674
Trane Technologies PLC 25,612 8,424,555
TransDigm Group, Inc. 6,234 7,964,621
Trimble, Inc. * 28,669 1,603,171
Union Pacific Corp. 69,025 15,617,597
United Parcel Service, Inc. Class B  81,339 11,131,242
Veralto Corp. 24,731 2,361,069
Vulcan Materials Co. 15,124 3,761,036
Waste Management, Inc. 41,676 8,891,158
Westinghouse Air Brake Technologies Corp. 20,015 3,163,371
Westrock Co. 27,481 1,381,195
Xylem, Inc. 27,131 3,679,778
368,826,460
Technology - 31.2%
spacing
Accenture PLC Class A  70,585 21,416,195
Adobe, Inc. * 50,601 28,110,880
Advanced Micro Devices, Inc. * 182,643 29,626,521
Akamai Technologies, Inc. * 17,441 1,571,085
Analog Devices, Inc. 55,956 12,772,517
ANSYS, Inc. * 9,838 3,162,917
Apple, Inc. 1,628,058 342,901,576
a Shares Value
Applied Materials, Inc. 94,020 $ 22,187,780
Autodesk, Inc. * 24,427 6,044,461
Broadcom, Inc. 49,203 78,996,893
Broadridge Financial Solutions, Inc. 13,133 2,587,201
Cadence Design Systems, Inc. * 30,632 9,426,998
Cognizant Technology Solutions Corp.
Class A  56,792 3,861,856
Crowdstrike Holdings, Inc. Class A * 26,054 9,983,632
Dayforce, Inc. * 17,149 850,590
Electronic Arts, Inc. 27,850 3,880,340
EPAM Systems, Inc. * 6,682 1,256,951
Fair Isaac Corp. * 2,763 4,113,168
Fidelity National Information Services, Inc. 62,828 4,734,718
Fiserv, Inc. * 66,087 9,849,606
Fortinet, Inc. * 71,203 4,291,405
Gartner, Inc. * 8,767 3,936,909
Hewlett Packard Enterprise Co. 147,770 3,128,291
HP, Inc. 100,376 3,515,168
Intel Corp. 477,920 14,801,182
International Business Machines Corp. 103,430 17,888,219
Intuit, Inc. 31,565 20,744,834
Jack Henry & Associates, Inc. 8,352 1,386,599
KLA Corp. 15,247 12,571,304
Lam Research Corp. 14,822 15,783,207
Leidos Holdings, Inc. 15,121 2,205,851
Microchip Technology, Inc. 61,704 5,645,916
Micron Technology, Inc. 124,782 16,412,576
Microsoft Corp. 839,475 375,203,351
Monolithic Power Systems, Inc. 5,429 4,460,901
MSCI, Inc. 8,911 4,292,874
NetApp, Inc. 23,533 3,031,050
NVIDIA Corp. 2,778,370 343,239,830
NXP Semiconductors NV (China)  29,127 7,837,784
ON Semiconductor Corp. * 48,646 3,334,683
Oracle Corp. 180,223 25,447,488
Paychex, Inc. 36,286 4,302,068
Paycom Software, Inc. 5,716 817,617
PTC, Inc. * 13,514 2,455,088
Qorvo, Inc. * 10,835 1,257,293
QUALCOMM, Inc. 126,149 25,126,358
Roper Technologies, Inc. 11,984 6,754,901
Salesforce, Inc. 109,429 28,134,196
Seagate Technology Holdings PLC 21,636 2,234,350
ServiceNow, Inc. * 23,173 18,229,504
Skyworks Solutions, Inc. 17,456 1,860,460
Super Micro Computer, Inc. * 5,501 4,507,244
Synopsys, Inc. * 17,104 10,177,906
Take-Two Interactive Software, Inc. * 17,842 2,774,253
Teradyne, Inc. 18,041 2,675,300
Texas Instruments, Inc. 102,536 19,946,328
Tyler Technologies, Inc. * 4,643 2,334,408
Western Digital Corp. * 34,800 2,636,796
Zebra Technologies Corp. Class A * 5,848 1,806,623
1,624,526,000
Utilities - 2.2%
spacing
AES Corp. 75,668 1,329,487
Alliant Energy Corp. 28,136 1,432,122
Ameren Corp. 29,641 2,107,772
American Electric Power Co., Inc. 59,626 5,231,585
American Water Works Co., Inc. 22,291 2,879,106
Atmos Energy Corp. 16,538 1,929,158
CenterPoint Energy, Inc. 71,434 2,213,025
CMS Energy Corp. 32,240 1,919,247

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
Consolidated Edison, Inc. 38,810 $ 3,470,390
Constellation Energy Corp. 36,008 7,211,322
Dominion Energy, Inc. 93,508 4,581,892
DTE Energy Co. 23,337 2,590,640
Duke Energy Corp. 87,576 8,777,743
Edison International 43,214 3,103,197
Entergy Corp. 23,801 2,546,707
Evergy, Inc. 25,703 1,361,488
Eversource Energy 40,278 2,284,165
Exelon Corp. 111,735 3,867,148
FirstEnergy Corp. 58,295 2,230,950
NextEra Energy, Inc. 231,919 16,422,184
NiSource, Inc. 46,075 1,327,421
NRG Energy, Inc. 24,496 1,907,259
PG&E Corp. 236,245 4,124,838
Pinnacle West Capital Corp. 13,040 995,995
PPL Corp. 82,607 2,284,084
Public Service Enterprise Group, Inc. 55,682 4,103,763
Sempra 71,296 5,422,774
Southern Co. 122,178 9,477,347
Vistra Corp. 37,963 3,264,059
WEC Energy Group, Inc. 35,918 2,818,126
Xcel Energy, Inc. 63,216 3,376,367
116,591,361
Total Common Stocks
    (Cost $2,380,373,926) 5,178,039,461
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$26,180,724; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $26,693,379) $ 26,169,928 26,169,928
a
Total Short-Term Investments
(Cost $26,169,928) 26,169,928
TOTAL INVESTMENTS - 100.0%
(Cost $2,406,543,854) 5,204,209,389
DERIVATIVES - (0.0%) (22,685)
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,493,527
NET ASSETS - 100.0% $ 5,205,680,231
Technology 31 .2%
Consumer, Non-Cyclical 17 .1%
Communications 15 .2%
Financial 13 .4%
Consumer, Cyclical 7 .8%
Industrial 7 .1%
Energy 3 .7%
Others (each less than 3.0%) 4 .5%
100 .0%
Derivatives ( 0.0% )
Other Assets & Liabilities, Net 0 .0%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/24 106 $ 29,286,635 $ 29,263,950 ( $ 22,685 )
a

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 5,178,039,461 $ 5,178,039,461 $ – $ –
Short-Term Investments 26,169,928 – 26,169,928 –
Total Assets 5,204,209,389 5,178,039,461 26,169,928 –
Liabilities Derivatives:
Equity Contracts
Futures (22,685) (22,685) – –
Total Liabilities (22,685) (22,685) – –
Total $ 5,204,186,704 $ 5,178,016,776 $ 26,169,928 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 1.6%
spacing
Linde PLC 34,406 $ 15,097,697
Communications - 22.7%
spacing
Alphabet, Inc. Class C  226,588 41,560,771
Amazon.com, Inc. * 244,290 47,209,042
Booking Holdings, Inc. 8,301 32,884,412
DoorDash, Inc. Class A * 64,888 7,058,517
MercadoLibre, Inc. * (Brazil)  9,983 16,406,062
Meta Platforms, Inc. Class A  109,954 55,441,006
Shopify, Inc. Class A * (Canada)  102,024 6,738,685
207,298,495
Consumer, Cyclical - 4.8%
spacing
Caesars Entertainment, Inc. * 158,590 6,302,366
Core & Main, Inc. Class A * 480,901 23,535,295
LVMH Moet Hennessy Louis Vuitton SE
(France)  18,175 13,954,598
43,792,259
Consumer, Non-Cyclical - 14.2%
spacing
AbbVie, Inc. 133,011 22,814,047
Amgen, Inc. 38,410 12,001,205
Argenx SE ADR * (Netherlands)  27,579 11,860,073
Danaher Corp. 79,236 19,797,115
Eli Lilly & Co. 32,898 29,785,191
Madrigal Pharmaceuticals, Inc. * 32,250 9,035,160
UnitedHealth Group, Inc. 34,970 17,808,822
Vaxcyte, Inc. * 92,483 6,983,391
130,085,004
Financial - 9.8%
spacing
American Tower Corp. REIT 69,092 13,430,103
CoStar Group, Inc. * 227,682 16,880,344
Mastercard, Inc. Class A  60,368 26,631,947
Progressive Corp. 83,385 17,319,898
Visa, Inc. Class A  57,701 15,144,781
89,407,073
Industrial - 5.3%
spacing
Deere & Co. 44,727 16,711,349
Howmet Aerospace, Inc. 237,339 18,424,627
Vertiv Holdings Co. 151,201 13,089,470
48,225,446
Technology - 40.7%
spacing
Advanced Micro Devices, Inc. * 116,034 18,821,875
Apple, Inc. 234,336 49,355,848
ASML Holding NV (Netherlands)  29,056 29,716,443
Marvell Technology, Inc. 283,101 19,788,760
Microsoft Corp. 238,688 106,681,602
NVIDIA Corp. 578,837 71,509,523
Oracle Corp. 188,626 26,633,991
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  82,356 14,314,297
Texas Instruments, Inc. 89,391 17,389,231
a Shares Value
Workday, Inc. Class A * 78,582 $ 17,567,792
371,779,362
Total Common Stocks
    (Cost $640,444,412) 905,685,336
Principal
Amount
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $2,172,889; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $2,215,503) $ 2,171,993 2,171,993
a
U.S. Treasury Bills - 0.8%
1.347% due 07/02/24  7,300,000 7,298,932
Total Short-Term Investments
(Cost $9,471,081) 9,470,925
TOTAL INVESTMENTS - 100.1%
(Cost $649,915,493) 915,156,261
OTHER ASSETS & LIABILITIES, NET - (0.1%) (621,043)
NET ASSETS - 100.0% $ 914,535,218
Technology 40 .7%
Communications 22 .7%
Consumer, Non-Cyclical 14 .2%
Financial 9 .8%
Industrial 5 .3%
Consumer, Cyclical 4 .8%
Others (each less than 3.0%) 2 .6%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 15,097,697 $ 15,097,697 $ – $ –
Communications 207,298,495 207,298,495 – –
Consumer, Cyclical 43,792,259 29,837,661 13,954,598 –
Consumer, Non-Cyclical 130,085,004 130,085,004 – –
Financial 89,407,073 89,407,073 – –
Industrial 48,225,446 48,225,446 – –
Technology 371,779,362 371,779,362 – –
Total Common Stocks 905,685,336 891,730,738 13,954,598 –
Short-Term Investments 9,470,925 – 9,470,925 –
Total $ 915,156,261 $ 891,730,738 $ 23,425,523 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.6%
Basic Materials - 1.5%
spacing
Linde PLC 58,605 $ 25,716,460
Communications - 19.0%
spacing
Alphabet, Inc. Class A  541,008 98,544,607
Alphabet, Inc. Class C  28,744 5,272,224
Amazon.com, Inc. * 522,291 100,932,736
Meta Platforms, Inc. Class A  173,475 87,469,565
Spotify Technology SA * 57,385 18,006,839
Uber Technologies, Inc. * 247,620 17,997,022
328,222,993
Consumer, Cyclical - 3.3%
spacing
Chipotle Mexican Grill, Inc. * 224,450 14,061,793
Hilton Worldwide Holdings, Inc. 101,005 22,039,291
LVMH Moet Hennessy Louis Vuitton SE
(France)  15,240 11,701,132
O'Reilly Automotive, Inc. * 8,588 9,069,443
56,871,659
Consumer, Non-Cyclical - 13.5%
spacing
Agilent Technologies, Inc. 66,874 8,668,877
Boston Scientific Corp. * 480,157 36,976,891
Celsius Holdings, Inc. * 56,232 3,210,285
Colgate-Palmolive Co. 123,353 11,970,175
Danaher Corp. 51,953 12,980,457
Eli Lilly & Co. 53,298 48,254,943
ICON PLC * 23,690 7,426,104
Moody's Corp. 9,484 3,992,100
Philip Morris International, Inc. 76,009 7,701,992
Regeneron Pharmaceuticals, Inc. * 15,196 15,971,452
STERIS PLC 23,513 5,162,044
Thermo Fisher Scientific, Inc. 37,938 20,979,714
TransUnion 140,178 10,395,600
Verisk Analytics, Inc. 65,885 17,759,302
Vertex Pharmaceuticals, Inc. * 47,948 22,474,186
233,924,122
Energy - 0.4%
spacing
Cheniere Energy, Inc. 37,020 6,472,207
Financial - 9.2%
spacing
Apollo Global Management, Inc. 14,415 1,701,979
ARES Management Corp. Class A  93,620 12,477,674
Arthur J Gallagher & Co. 39,048 10,125,537
CoStar Group, Inc. * 192,510 14,272,691
Goldman Sachs Group, Inc. 19,199 8,684,092
KKR & Co., Inc. 205,573 21,634,502
Mastercard, Inc. Class A  121,787 53,727,553
Visa, Inc. Class A  136,987 35,954,978
158,579,006
Industrial - 8.5%
spacing
AMETEK, Inc. 106,581 17,768,119
Amphenol Corp. Class A  366,166 24,668,603
Eaton Corp. PLC 102,110 32,016,590
General Electric Co. 93,262 14,825,860
Howmet Aerospace, Inc. 195,628 15,186,602
Martin Marietta Materials, Inc. 12,650 6,853,770
Vertiv Holdings Co. 76,886 6,656,021
a Shares Value
Vulcan Materials Co. 116,327 $ 28,928,198
146,903,763
Technology - 43.9%
spacing
Apple, Inc. 421,883 88,856,997
Applied Materials, Inc. 46,867 11,060,143
ASML Holding NV (Netherlands)  34,702 35,490,776
Cadence Design Systems, Inc. * 99,211 30,532,185
Datadog, Inc. Class A * 48,397 6,276,607
Gartner, Inc. * 33,228 14,921,366
Intuit, Inc. 23,367 15,357,026
KLA Corp. 25,109 20,702,622
Lam Research Corp. 21,107 22,475,789
Marvell Technology, Inc. 18,802 1,314,260
Micron Technology, Inc. 19,053 2,506,041
Microsoft Corp. 474,095 211,896,760
MSCI, Inc. 16,865 8,124,714
NVIDIA Corp. 1,477,869 182,575,936
QUALCOMM, Inc. 80,694 16,072,631
Salesforce, Inc. 43,710 11,237,841
ServiceNow, Inc. * 26,107 20,537,594
Synopsys, Inc. * 52,861 31,455,467
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  83,428 14,500,621
Take-Two Interactive Software, Inc. * 52,349 8,139,746
Veeva Systems, Inc. Class A * 17,716 3,242,205
757,277,327
Utilities - 0.3%
spacing
NextEra Energy, Inc. 20,926 1,481,770
Vistra Corp. 35,453 3,048,249
4,530,019
Total Common Stocks
    (Cost $1,008,236,000) 1,718,497,556
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.0%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$550,059; collateralized by U.S. Treasury
Obligations: 3.625% due 05/15/26 and
value $560,975) $ 549,832 549,832
a
U.S. Government Agency Issues - 0.5%
Federal Home Loan Bank
5.468% due 07/01/24  8,933,000 8,929,103
Total Short-Term Investments
(Cost $9,482,832) 9,478,935
TOTAL INVESTMENTS - 100.1%
(Cost $1,017,718,832) 1,727,976,491
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,522,549)
NET ASSETS - 100.0% $ 1,726,453,942

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Technology 43 .9%
Communications 19 .0%
Consumer, Non-Cyclical 13 .5%
Financial 9 .2%
Industrial 8 .5%
Consumer, Cyclical 3 .3%
Others (each less than 3.0%) 2 .7%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 25,716,460 $ 25,716,460 $ – $ –
Communications 328,222,993 328,222,993 – –
Consumer, Cyclical 56,871,659 45,170,527 11,701,132 –
Consumer, Non-Cyclical 233,924,122 233,924,122 – –
Energy 6,472,207 6,472,207 – –
Financial 158,579,006 158,579,006 – –
Industrial 146,903,763 146,903,763 – –
Technology 757,277,327 757,277,327 – –
Utilities 4,530,019 4,530,019 – –
Total Common Stocks 1,718,497,556 1,706,796,424 11,701,132 –
Short-Term Investments 9,478,935 – 9,478,935 –
Total $ 1,727,976,491 $ 1,706,796,424 $ 21,180,067 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.3%
Basic Materials - 1.9%
spacing
Dow, Inc. 29,998 $ 1,591,394
Eastman Chemical Co. ‡ 3,572 349,949
Linde PLC 7,018 3,079,569
LyondellBasell Industries NV Class A  9,350 894,421
Nucor Corp. 2,827 446,892
PPG Industries, Inc. ‡ 3,741 470,954
6,833,179
Communications - 14.6%
spacing
Alphabet, Inc. Class A ‡ 46,740 8,513,691
Alphabet, Inc. Class C ‡ 34,698 6,364,307
Amazon.com, Inc. * ‡ 81,698 15,788,139
Booking Holdings, Inc. ‡ 587 2,325,401
Charter Communications, Inc. Class A * ‡ 2,412 721,092
Comcast Corp. Class A ‡ 65,288 2,556,678
Corning, Inc. 7,664 297,746
Expedia Group, Inc. * 7,154 901,332
Liberty Media Corp. - Liberty SiriusXM
Class A * 11,713 259,443
Meta Platforms, Inc. Class A ‡ 19,963 10,065,744
Motorola Solutions, Inc. 1,309 505,339
Netflix, Inc. * ‡ 1,230 830,102
T-Mobile U.S., Inc. ‡ 6,623 1,166,840
Uber Technologies, Inc. * ‡ 30,875 2,243,995
52,539,849
Consumer, Cyclical - 7.3%
spacing
Aptiv PLC * 6,891 485,264
AutoNation, Inc. * 471 75,068
AutoZone, Inc. * ‡ 880 2,608,408
Best Buy Co., Inc. ‡ 9,232 778,165
Burlington Stores, Inc. * 3,477 834,480
Chipotle Mexican Grill, Inc. * ‡ 29,100 1,823,115
Costco Wholesale Corp. ‡ 3,650 3,102,464
Delta Air Lines, Inc. 11,226 532,561
Hilton Worldwide Holdings, Inc. 4,566 996,301
Lennar Corp. Class A  3,139 470,442
LKQ Corp. 5,411 225,044
Lowe's Cos., Inc. ‡ 15,064 3,321,009
McDonald's Corp. 6,312 1,608,550
O'Reilly Automotive, Inc. * 542 572,385
Ross Stores, Inc. 8,355 1,214,149
Royal Caribbean Cruises Ltd. * 8,215 1,309,718
Tesla, Inc. * ‡ 18,023 3,566,391
TJX Cos., Inc. ‡ 4,120 453,612
Toll Brothers, Inc. 3,300 380,094
Warner Music Group Corp. Class A  13,419 411,292
Yum! Brands, Inc. ‡ 12,781 1,692,971
26,461,483
Consumer, Non-Cyclical - 16.2%
spacing
AbbVie, Inc. ‡ 24,700 4,236,544
Altria Group, Inc. ‡ 10,615 483,513
Baxter International, Inc. 6,881 230,169
Becton Dickinson & Co. 1,886 440,777
Biogen, Inc. * 2,790 646,778
BioMarin Pharmaceutical, Inc. * 1,803 148,441
Block, Inc. * 3,734 240,806
Boston Scientific Corp. * ‡ 25,027 1,927,329
Bristol-Myers Squibb Co. ‡ 44,839 1,862,164
a Shares Value
Church & Dwight Co., Inc. 3,984 $ 413,061
Cintas Corp. 673 471,275
Coca-Cola Co. ‡ 55,097 3,506,924
Corpay, Inc. * 4,554 1,213,231
Danaher Corp. ‡ 7,957 1,988,056
Dexcom, Inc. * 2,989 338,893
Elevance Health, Inc. ‡ 3,037 1,645,629
Eli Lilly & Co. ‡ 5,562 5,035,724
Estee Lauder Cos., Inc. Class A  3,092 328,989
HCA Healthcare, Inc. 1,252 402,243
Humana, Inc. 2,360 881,814
Johnson & Johnson ‡ 13,923 2,034,986
Kenvue, Inc. 38,858 706,438
McKesson Corp. 1,019 595,137
Medtronic PLC 20,475 1,611,587
Merck & Co., Inc. ‡ 16,765 2,075,507
Mondelez International, Inc. Class A ‡ 42,265 2,765,822
Monster Beverage Corp. * 20,190 1,008,490
Neurocrine Biosciences, Inc. * 2,376 327,104
PepsiCo, Inc. ‡ 13,533 2,231,998
Philip Morris International, Inc. ‡ 9,591 971,856
Procter & Gamble Co. ‡ 8,764 1,445,359
Regeneron Pharmaceuticals, Inc. * ‡ 2,180 2,291,245
Sarepta Therapeutics, Inc. * 1,155 182,490
Stryker Corp. 7,919 2,694,440
Thermo Fisher Scientific, Inc. ‡ 5,365 2,966,845
United Rentals, Inc. 1,044 675,186
UnitedHealth Group, Inc. ‡ 10,634 5,415,471
Vertex Pharmaceuticals, Inc. * ‡ 4,777 2,239,075
58,681,396
Energy - 3.7%
spacing
Baker Hughes Co. 13,707 482,075
Chevron Corp. ‡ 3,980 622,552
ConocoPhillips ‡ 20,096 2,298,580
Diamondback Energy, Inc. ‡ 7,896 1,580,700
EOG Resources, Inc. ‡ 17,449 2,196,306
Exxon Mobil Corp. ‡ 53,230 6,127,838
13,308,051
Financial - 13.6%
spacing
Aflac, Inc. 11,629 1,038,586
Ameriprise Financial, Inc. 1,020 435,734
Aon PLC Class A  1,208 354,645
Bank of America Corp. ‡ 103,964 4,134,648
Berkshire Hathaway, Inc. Class B * ‡ 11,618 4,726,202
Charles Schwab Corp. 19,186 1,413,816
Citigroup, Inc. 7,208 457,420
CME Group, Inc. 8,906 1,750,920
Digital Realty Trust, Inc. REIT 8,578 1,304,285
Equity LifeStyle Properties, Inc. REIT 11,653 758,960
Fifth Third Bancorp 39,056 1,425,153
Goldman Sachs Group, Inc. ‡ 4,781 2,162,542
Intercontinental Exchange, Inc. ‡ 10,503 1,437,756
Mastercard, Inc. Class A ‡ 12,233 5,396,710
MetLife, Inc. 13,947 978,940
Principal Financial Group, Inc. 8,976 704,167
Progressive Corp. ‡ 10,817 2,246,799
Prologis, Inc. REIT 18,186 2,042,470
SBA Communications Corp. REIT 5,424 1,064,731
State Street Corp. 16,941 1,253,634
Travelers Cos., Inc. ‡ 9,623 1,956,741
Truist Financial Corp. ‡ 46,638 1,811,886
U.S. Bancorp ‡ 30,227 1,200,012

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of
$127,266,002 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and options contracts.
a Shares Value
Ventas, Inc. REIT 23,812 $ 1,220,603
Visa, Inc. Class A ‡ 15,199 3,989,281
Wells Fargo & Co. ‡ 53,866 3,199,102
Welltower, Inc. REIT 7,707 803,455
49,269,198
Industrial - 7.4%
spacing
AMETEK, Inc. 1,341 223,558
Carrier Global Corp. 23,636 1,490,959
CSX Corp. 38,181 1,277,154
Deere & Co. ‡ 6,804 2,542,179
Eaton Corp. PLC 6,470 2,028,669
FedEx Corp. 4,366 1,309,101
Honeywell International, Inc. ‡ 16,904 3,609,680
Howmet Aerospace, Inc. 19,740 1,532,416
Ingersoll Rand, Inc. 6,615 600,907
Martin Marietta Materials, Inc. 867 469,741
Masco Corp. ‡ 11,990 799,373
Northrop Grumman Corp. 1,101 479,981
Otis Worldwide Corp. ‡ 19,328 1,860,513
RTX Corp. 4,222 423,847
TE Connectivity Ltd. 2,405 361,784
Textron, Inc. 14,027 1,204,358
Trane Technologies PLC 9,058 2,979,448
TransDigm Group, Inc. 486 620,918
Union Pacific Corp. ‡ 3,702 837,615
United Parcel Service, Inc. Class B ‡ 15,633 2,139,376
26,791,577
Technology - 32.3%
spacing
Accenture PLC Class A  6,014 1,824,708
Adobe, Inc. * 1,182 656,648
Advanced Micro Devices, Inc. * ‡ 16,569 2,687,658
Analog Devices, Inc. ‡ 13,284 3,032,206
Apple, Inc. ‡ 117,870 24,825,779
Broadcom, Inc. ‡ 2,106 3,381,246
Cadence Design Systems, Inc. * 2,131 655,815
Cognizant Technology Solutions Corp.
Class A  21,594 1,468,392
Fidelity National Information Services, Inc. 14,589 1,099,427
Hewlett Packard Enterprise Co. 36,372 769,995
Intuit, Inc. ‡ 3,871 2,544,060
Lam Research Corp. ‡ 1,151 1,225,642
Leidos Holdings, Inc. ‡ 8,114 1,183,670
Micron Technology, Inc. 16,496 2,169,719
Microsoft Corp. ‡ 64,325 28,750,059
NVIDIA Corp. 206,034 25,453,440
NXP Semiconductors NV (China)  11,795 3,173,917
Qorvo, Inc. * 3,169 367,731
Salesforce, Inc. 11,729 3,015,526
Seagate Technology Holdings PLC 17,402 1,797,105
ServiceNow, Inc. * ‡ 4,078 3,208,040
Texas Instruments, Inc. ‡ 16,949 3,297,089
Western Digital Corp. * 4,474 338,995
116,926,867
Utilities - 2.3%
spacing
CMS Energy Corp. 12,764 759,841
NextEra Energy, Inc. ‡ 35,086 2,484,439
NRG Energy, Inc. 1,794 139,681
PG&E Corp. 96,833 1,690,704
Southern Co. ‡ 38,268 2,968,449
a Shares Value
Vistra Corp. 2,656 $ 228,363
8,271,477
Total Common Stocks
    (Cost $286,212,651) 359,083,077
Principal
Amount
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $2,857,042; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $2,913,001) $ 2,855,864 2,855,864
a
Total Short-Term Investments
(Cost $2,855,864) 2,855,864
TOTAL INVESTMENTS - 100.1%
(Cost $289,068,515) 361,938,941
DERIVATIVES - (0.0%) (98,109)
OTHER ASSETS & LIABILITIES, NET - (0.1%) (85,798)
NET ASSETS - 100.0% $ 361,755,034
Technology 32 .3%
Consumer, Non-Cyclical 16 .2%
Communications 14 .6%
Financial 13 .6%
Industrial 7 .4%
Consumer, Cyclical 7 .3%
Energy 3 .7%
Others (each less than 3.0%) 5 .0%
100 .1%
Derivatives ( 0.0% )
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
(d) As of June 30, 2024, purchased options outstanding were as follows:
(e) As of June 30, 2024, premiums received, and value of written options outstanding were as follows:
(f) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/24 8 $ 2,218,530 $ 2,208,600 ( $ 9,930 )
a
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 5,170.00 09/30/24 CBOE 663 $ 342,771,000 $ 2,795,208 $ 2,794,545
Total Purchased Options $ 2,795,208 $ 2,794,545
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 5,750.00 09/30/24 CBOE 663 $ 381,225,000 $ 2,369,562 ( $ 2,370,225 )
a
Put - S&P 500 Index $ 4,360.00 09/30/24 CBOE 663 $ 289,068,000 $ 511,836 ( $ 512,499 )
a
Total Written Options $ 2,881,398 ( $ 2,882,724 )
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 359,083,077 $ 359,083,077 $ – $ –
Short-Term Investments 2,855,864 – 2,855,864 –
Derivatives:
Equity Contracts
Purchased Options 2,794,545 – 2,794,545 –
Total Assets 364,733,486 359,083,077 5,650,409 –
a
Liabilities Due to Custodian (3,953) – (3,953) –
Derivatives:
Equity Contracts
Futures (9,930) (9,930) – –
Written Options (2,882,724) – (2,882,724) –
Total Equity Contracts (2,892,654) (9,930) (2,882,724) –
Total Liabilities (2,896,607) (9,930) (2,886,677) –
Total $ 361,836,879 $ 359,073,147 $ 2,763,732 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.9%
Communications - 10.9%
spacing
Alphabet, Inc. Class A  481,377 $ 87,682,821
Amazon.com, Inc. * 599,352 115,824,774
Meta Platforms, Inc. Class A  170,220 85,828,328
289,335,923
Consumer, Cyclical - 6.7%
spacing
AutoZone, Inc. * 9,572 28,372,365
Lowe's Cos., Inc. 282,424 62,263,195
Marriott International, Inc. Class A  83,466 20,179,575
McDonald's Corp. 168,566 42,957,360
TJX Cos., Inc. 219,309 24,145,921
177,918,416
Consumer, Non-Cyclical - 15.2%
spacing
AbbVie, Inc. 333,542 57,209,124
Biogen, Inc. * 58,811 13,633,566
Block, Inc. * 189,431 12,216,405
Corpay, Inc. * 52,755 14,054,460
Danaher Corp. 106,762 26,674,486
Eli Lilly & Co. 30,338 27,467,418
Medtronic PLC 319,337 25,135,015
Mondelez International, Inc. Class A  489,048 32,003,301
Regeneron Pharmaceuticals, Inc. * 59,906 62,963,003
Stryker Corp. 118,389 40,281,857
UnitedHealth Group, Inc. 121,891 62,074,211
Vertex Pharmaceuticals, Inc. * 67,790 31,774,529
405,487,375
Energy - 4.7%
spacing
Baker Hughes Co. 1,588,979 55,884,391
Exxon Mobil Corp. 592,258 68,180,741
124,065,132
Financial - 13.2%
spacing
American Express Co. 235,629 54,559,895
Ameriprise Financial, Inc. 81,721 34,910,394
Mastercard, Inc. Class A  131,804 58,146,653
Morgan Stanley 433,842 42,165,104
Prologis, Inc. REIT 279,943 31,440,398
Travelers Cos., Inc. 143,234 29,125,202
U.S. Bancorp 882,165 35,021,950
Wells Fargo & Co. 1,132,140 67,237,795
352,607,391
Industrial - 11.9%
spacing
Carrier Global Corp. 427,747 26,982,281
CSX Corp. 1,650,397 55,205,780
Deere & Co. 110,153 41,156,465
Eaton Corp. PLC 141,405 44,337,538
Howmet Aerospace, Inc. 258,691 20,082,182
Northrop Grumman Corp. 102,495 44,682,695
Trane Technologies PLC 102,124 33,591,647
Vulcan Materials Co. 199,538 49,621,110
315,659,698
Technology - 34.3%
spacing
Analog Devices, Inc. 176,085 40,193,162
Apple, Inc. 983,981 207,246,078
ASML Holding NV (Netherlands)  6,479 6,626,268
a Shares Value
Intuit, Inc. 61,123 $ 40,170,647
Marvell Technology, Inc. 257,171 17,976,253
Micron Technology, Inc. 214,676 28,236,334
Microsoft Corp. 572,664 255,952,175
NVIDIA Corp. 1,575,372 194,621,457
NXP Semiconductors NV (China)  219,163 58,974,572
Oracle Corp. 319,298 45,084,877
Seagate Technology Holdings PLC 181,394 18,732,558
913,814,381
Utilities - 3.0%
spacing
NextEra Energy, Inc. 558,372 39,538,321
PG&E Corp. 2,312,161 40,370,331
79,908,652
Total Common Stocks
    (Cost $2,233,421,971) 2,658,796,968
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $7,967,186; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $8,123,195) $ 7,963,901 7,963,901
a
Total Short-Term Investments
(Cost $7,963,901) 7,963,901
TOTAL INVESTMENTS - 100.2%
(Cost $2,241,385,872) 2,666,760,869
OTHER ASSETS & LIABILITIES, NET - (0.2%) (4,074,832)
NET ASSETS - 100.0% $ 2,662,686,037
Technology 34 .3%
Consumer, Non-Cyclical 15 .2%
Financial 13 .2%
Industrial 11 .9%
Communications 10 .9%
Consumer, Cyclical 6 .7%
Energy 4 .7%
Utilities 3 .0%
Others (each less than 3.0%) 0 .3%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,658,796,968 $ 2,658,796,968 $ – $ –
Short-Term Investments 7,963,901 – 7,963,901 –
Total Assets 2,666,760,869 2,658,796,968 7,963,901 –
a
Liabilities Due to Custodian (16) – (16) –
Total Liabilities (16) – (16) –
Total $ 2,666,760,853 $ 2,658,796,968 $ 7,963,885 $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Gamida Cell Ltd.* ± Ω 334,500 $ –
Total Rights
    (Cost $681,406) –
COMMON STOCKS - 99.3%
Basic Materials - 0.1%
spacing
Codexis, Inc. * 211,394 655,322
International Paper Co. 38,700 1,669,905
2,325,227
Communications - 20.8%
spacing
Airbnb, Inc. Class A * 141,422 21,443,818
Alphabet, Inc. Class A  505,815 92,134,202
Amazon.com, Inc. * 471,514 91,120,081
MercadoLibre, Inc. * (Brazil)  9,563 15,715,834
Meta Platforms, Inc. Class A  55,456 27,962,024
Netflix, Inc. * 52,541 35,458,870
Nice Ltd. ADR * (Israel)  38,119 6,555,324
PDD Holdings, Inc. ADR * (China)  58,104 7,724,927
Trip.com Group Ltd. ADR * (China)  29,900 1,405,300
Uber Technologies, Inc. * 1,020,810 74,192,471
373,712,851
Consumer, Cyclical - 4.8%
spacing
BYD Co. Ltd. Class H (China)  186,720 5,545,367
Domino's Pizza, Inc. 19,970 10,311,110
Ferguson PLC 74,453 14,279,096
Kura Sushi USA, Inc. Class A * 20,978 1,323,502
Live Nation Entertainment, Inc. * 53,818 5,044,899
LVMH Moet Hennessy Louis Vuitton SE
(France)  8,027 6,163,057
Mobileye Global, Inc. Class A * (Israel)  55,100 1,547,484
Savers Value Village, Inc. * 117,400 1,436,976
Universal Music Group NV (Netherlands)  1,002,652 29,827,159
Warner Music Group Corp. Class A  313,140 9,597,741
85,076,391
Consumer, Non-Cyclical - 18.0%
spacing
Aclaris Therapeutics, Inc. * 25,112 27,623
Align Technology, Inc. * 29,914 7,222,137
Alnylam Pharmaceuticals, Inc. * 67,130 16,312,590
Arcellx, Inc. * 9,123 503,498
Arrowhead Pharmaceuticals, Inc. * 46,541 1,209,601
Beam Therapeutics, Inc. * 12,095 283,386
Bio-Techne Corp. 44,968 3,221,957
BioNTech SE ADR * (Germany)  28,100 2,258,116
Blueprint Medicines Corp. * 6,343 683,649
Boston Scientific Corp. * 596,503 45,936,696
Bruker Corp. 183,154 11,687,057
Chugai Pharmaceutical Co. Ltd. (Japan)  105,747 3,765,476
Cytokinetics, Inc. * 37,716 2,043,453
Danaher Corp. 55,353 13,829,947
Eli Lilly & Co. 57,515 52,072,931
Equifax, Inc. 89,480 21,695,321
Exact Sciences Corp. * 234,050 9,888,612
Galapagos NV ADR * (Belgium)  71,481 1,771,299
Glaukos Corp. * 37,300 4,414,455
Global Payments, Inc. 82,419 7,969,917
a Shares Value
HealthEquity, Inc. * 191,260 $ 16,486,612
Hologic, Inc. * 69,256 5,142,258
Hookipa Pharma, Inc. * 107,259 63,476
Immunocore Holdings PLC ADR * (United
Kingdom)  29,457 998,298
Insmed, Inc. * 182,392 12,220,264
Inspire Medical Systems, Inc. * 1,100 147,213
Janux Therapeutics, Inc. * 3,600 150,804
Krystal Biotech, Inc. * 5,900 1,083,476
Lantheus Holdings, Inc. * 17,334 1,391,747
Legend Biotech Corp. ADR * 35,083 1,553,826
MaxCyte, Inc. * 211,544 829,252
Moderna, Inc. * 18,500 2,196,875
Monster Beverage Corp. * 219,243 10,951,188
Penumbra, Inc. * 12,025 2,164,139
Puig Brands SA Class B * (Spain)  29,800 832,964
Pulmonx Corp. * 34,500 218,730
Regeneron Pharmaceuticals, Inc. * 16,968 17,833,877
RELX PLC ADR (United Kingdom)  173,043 7,939,213
Repligen Corp. * 6,939 874,730
RxSight, Inc. * 9,500 571,615
Sarepta Therapeutics, Inc. * 9,252 1,461,816
Sartorius Stedim Biotech (France)  11,367 1,878,527
Synlogic, Inc. * 6,546 9,819
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  633,081 10,287,566
Thermo Fisher Scientific, Inc. 21,144 11,692,632
UCB SA (Belgium)  12,617 1,873,459
UL Solutions, Inc. Class A  112,600 4,750,594
Vor BioPharma, Inc. * 76,132 76,132
XOMA Corp. * 47,652 1,128,876
323,607,699
Energy - 2.5%
spacing
Canadian Natural Resources Ltd. (Canada)  85,000 3,026,000
Cheniere Energy, Inc. 89,343 15,619,837
Range Resources Corp. 252,736 8,474,238
Reliance Industries Ltd. GDR ~ (India)  235,499 17,568,225
44,688,300
Financial - 5.1%
spacing
Arthur J Gallagher & Co. 50,124 12,997,654
Baldwin Insurance Group, Inc. Class A * 116,433 4,129,878
Capital One Financial Corp. 55,847 7,732,017
Corebridge Financial, Inc. 142,506 4,149,775
LPL Financial Holdings, Inc. 6,900 1,927,170
Mastercard, Inc. Class A  65,586 28,933,920
Morgan Stanley 8,400 816,396
Rocket Cos., Inc. Class A * 228,700 3,133,190
Visa, Inc. Class A  102,797 26,981,129
90,801,129
Industrial - 6.9%
spacing
Aspen Aerogels, Inc. * 85,562 2,040,654
Chart Industries, Inc. * 12,300 1,775,382
Chemometec AS (Denmark)  22,431 976,629
Coherent Corp. * 27,900 2,021,634
Eaton Corp. PLC 64,760 20,305,498
Energy Recovery, Inc. * 43,207 574,221
Fabrinet * (Thailand)  7,200 1,762,488
Flex Ltd. * 301,100 8,879,439
GE Vernova, Inc. * 69,943 11,995,924
General Electric Co. 161,277 25,638,205

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
HD Hyundai Electric Co. Ltd. (South Korea)  17,595 $ 3,931,943
Ingersoll Rand, Inc. 196,642 17,862,959
Jabil, Inc. 76,545 8,327,331
Loar Holdings, Inc. * 1,600 85,456
Montrose Environmental Group, Inc. * 14,000 623,840
TopBuild Corp. * 2,000 770,540
Universal Display Corp. 48,458 10,188,294
Westinghouse Air Brake Technologies Corp. 34,281 5,418,112
123,178,549
Technology - 41.1%
spacing
Allegro MicroSystems, Inc. * (Japan)  260,072 7,344,433
Apple, Inc. 972,592 204,847,327
ASML Holding NV (Netherlands)  26,223 26,819,049
Astera Labs, Inc. * 2,900 175,479
Autodesk, Inc. * 7,500 1,855,875
BE Semiconductor Industries NV
(Netherlands)  79,772 13,326,018
Duolingo, Inc. * 9,300 1,940,631
Fiserv, Inc. * 21,573 3,215,240
Gartner, Inc. * 14,780 6,637,107
HubSpot, Inc. * 28,177 16,618,513
KBR, Inc. 237,800 15,252,492
Manhattan Associates, Inc. * 45,808 11,299,917
Micron Technology, Inc. 94,943 12,487,853
Microsoft Corp. 500,622 223,753,003
MongoDB, Inc. * 89,789 22,443,658
MSCI, Inc. 1,500 722,625
NVIDIA Corp. 653,895 80,782,188
NXP Semiconductors NV (China)  54,523 14,671,594
QUALCOMM, Inc. 60,600 12,070,308
ServiceNow, Inc. * 12,988 10,217,270
SiTime Corp. * 69,415 8,633,838
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  241,587 41,990,236
Volue ASA * (Norway)  193,469 542,699
737,647,353
Total Common Stocks
    (Cost $1,356,949,474) 1,781,037,499
Principal
Amount
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$14,792,424; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $15,082,084) $ 14,786,325 14,786,325
a
Total Short-Term Investments
(Cost $14,786,325) 14,786,325
TOTAL INVESTMENTS - 100.1%
(Cost $1,372,417,205) 1,795,823,824
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,556,321)
NET ASSETS - 100.0% $ 1,794,267,503
Technology 41 .1%
Communications 20 .8%
Consumer, Non-Cyclical 18 .0%
Industrial 6 .9%
Financial 5 .1%
Consumer, Cyclical 4 .8%
Others (each less than 3.0%) 3 .4%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 2,325,227 $ 2,325,227 $ – $ –
Communications 373,712,851 373,712,851 – –
Consumer, Cyclical 85,076,391 29,261,712 55,814,679 –
Consumer, Non-Cyclical 323,607,699 316,090,237 7,517,462 –
Energy 44,688,300 44,688,300 – –
Financial 90,801,129 90,801,129 – –
Industrial 123,178,549 118,269,977 4,908,572 –
Technology 737,647,353 724,321,335 13,326,018 –
Total Common Stocks 1,781,037,499 1,699,470,768 81,566,731 –
Short-Term Investments 14,786,325 – 14,786,325 –
Total $ 1,795,823,824 $ 1,699,470,768 $ 96,353,056 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 98.2%
Basic Materials - 4.7%
spacing
Air Products & Chemicals, Inc. 169,245 $ 43,673,672
Sherwin-Williams Co. 80,173 23,926,029
67,599,701
Communications - 8.2%
spacing
Alphabet, Inc. Class A  131,390 23,932,689
Comcast Corp. Class A  653,833 25,604,100
Meta Platforms, Inc. Class A  45,419 22,901,168
Motorola Solutions, Inc. 88,778 34,272,747
Walt Disney Co. 117,352 11,651,880
118,362,584
Consumer, Cyclical - 1.6%
spacing
Home Depot, Inc. 66,756 22,980,085
Consumer, Non-Cyclical - 18.7%
spacing
Becton Dickinson & Co. 123,083 28,765,728
CVS Health Corp. 372,224 21,983,549
Elevance Health, Inc. 44,161 23,929,080
Haleon PLC ADR 2,411,045 19,915,232
Johnson & Johnson 181,812 26,573,642
McKesson Corp. 69,386 40,524,199
Merck & Co., Inc. 140,764 17,426,583
Nestle SA ADR 141,762 14,523,517
PepsiCo, Inc. 107,686 17,760,652
Thermo Fisher Scientific, Inc. 59,557 32,935,021
UnitedHealth Group, Inc. 52,372 26,670,965
271,008,168
Energy - 8.8%
spacing
Chevron Corp. 200,283 31,328,267
ConocoPhillips 512,683 58,640,682
Enterprise Products Partners LP 1,320,378 38,264,554
128,233,503
Financial - 26.2%
spacing
American Express Co. 164,333 38,051,306
American Tower Corp. REIT 93,638 18,201,354
Bank of America Corp. 1,199,278 47,695,286
Berkshire Hathaway, Inc. Class B * 68,343 27,801,932
Capital One Financial Corp. 103,600 14,343,420
Charles Schwab Corp. 682,063 50,261,223
JPMorgan Chase & Co. 345,121 69,804,173
Marsh & McLennan Cos., Inc. 115,556 24,349,960
Progressive Corp. 96,415 20,026,360
Travelers Cos., Inc. 133,884 27,223,973
U.S. Bancorp 434,158 17,236,073
Visa, Inc. Class A  94,109 24,700,789
379,695,849
Industrial - 12.0%
spacing
Deere & Co. 33,560 12,539,023
Illinois Tool Works, Inc. 83,450 19,774,312
Martin Marietta Materials, Inc. 43,098 23,350,496
Northrop Grumman Corp. 50,789 22,141,465
Otis Worldwide Corp. 181,254 17,447,510
RTX Corp. 185,529 18,625,256
United Parcel Service, Inc. Class B  167,130 22,871,740
Veralto Corp. 187,029 17,855,659
a Shares Value
XPO, Inc. * 186,120 $ 19,756,638
174,362,099
Technology - 10.2%
spacing
Intel Corp. 1,546,678 47,900,618
Lam Research Corp. 23,540 25,066,569
Microchip Technology, Inc. 408,782 37,403,553
Microsoft Corp. 45,957 20,540,481
Oracle Corp. 117,396 16,576,315
147,487,536
Utilities - 7.8%
spacing
Edison International 439,648 31,571,123
Sempra 798,112 60,704,399
WEC Energy Group, Inc. 259,227 20,338,950
112,614,472
Total Common Stocks
    (Cost $1,079,731,205) 1,422,343,997
Principal
Amount
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$26,194,014; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $26,706,983) $ 26,183,214 26,183,214
a
Total Short-Term Investments
(Cost $26,183,214) 26,183,214
TOTAL INVESTMENTS - 100.0%
(Cost $1,105,914,419) 1,448,527,211
OTHER ASSETS & LIABILITIES, NET - 0.0% 419,887
NET ASSETS - 100.0% $ 1,448,947,098
Financial 26 .2%
Consumer, Non-Cyclical 18 .7%
Industrial 12 .0%
Technology 10 .2%
Energy 8 .8%
Communications 8 .2%
Utilities 7 .8%
Basic Materials 4 .7%
Others (each less than 3.0%) 3 .4%
100 .0%
Other Assets & Liabilities, Net 0 .0%
100 .0%

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,422,343,997 $ 1,422,343,997 $ – $ –
Short-Term Investments 26,183,214 – 26,183,214 –
Total $ 1,448,527,211 $ 1,422,343,997 $ 26,183,214 $ –

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 38.5%
Basic Materials - 0.4%
Glencore Funding LLC (Australia)
5.338% due 04/04/27 ~ $ 569,000 $ 568,067
5.371% due 04/04/29 ~ 465,000 462,992
6.125% due 10/06/28 ~ 1,405,000 1,438,796
2,469,855
Communications - 3.2%
Amazon.com, Inc.
3.150% due 08/22/27  1,650,000 1,567,264
Charter Communications Operating LLC/
Charter Communications Operating
Capital
2.250% due 01/15/29  66,000 56,431
4.200% due 03/15/28  1,920,000 1,815,156
6.150% due 11/10/26  75,000 75,746
Comcast Corp.
3.150% due 03/01/26  1,340,000 1,295,917
Motorola Solutions, Inc.
5.000% due 04/15/29  861,000 854,579
NTT Finance Corp. (Japan)
4.372% due 07/27/27 ~ 495,000 484,357
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,469,508
5.000% due 02/15/29  841,000 830,803
Sprint LLC
7.625% due 03/01/26  899,000 924,568
T-Mobile USA, Inc.
1.500% due 02/15/26  211,000 198,173
2.250% due 02/15/26  2,217,000 2,107,095
2.625% due 04/15/26  1,934,000 1,841,120
3.750% due 04/15/27  1,260,000 1,211,316
4.850% due 01/15/29  105,000 103,720
4.950% due 03/15/28  1,196,000 1,188,358
Verizon Communications, Inc.
3.875% due 02/08/29  780,000 741,616
4.125% due 03/16/27  1,413,000 1,377,734
18,143,461
Consumer, Cyclical - 2.4%
Delta Air Lines, Inc.
7.000% due 05/01/25 ~ 1,480,000 1,491,456
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 292,979
5.125% due 06/16/25  618,000 613,528
5.800% due 03/08/29  965,000 962,064
6.950% due 06/10/26  975,000 994,121
7.350% due 11/04/27  1,820,000 1,897,298
General Motors Financial Co., Inc.
2.350% due 02/26/27  515,000 476,660
4.000% due 01/15/25  515,000 510,063
4.000% due 10/06/26  585,000 566,641
4.350% due 04/09/25  295,000 291,894
5.550% due 07/15/29  615,000 615,173
6.050% due 10/10/25  794,000 797,190
Home Depot, Inc.
4.750% due 06/25/29  155,000 154,136
5.150% due 06/25/26  700,000 700,821
Las Vegas Sands Corp.
2.900% due 06/25/25  223,000 216,561
5.900% due 06/01/27  440,000 442,489
6.000% due 08/15/29  285,000 286,569
a
Principal
Amount Value
Lowe's Cos., Inc.
2.500% due 04/15/26  $ 395,000 $ 376,440
4.400% due 09/08/25  1,475,000 1,456,445
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 ~ 220,000 206,037
7.050% due 09/15/28 ~ 295,000 307,150
13,655,715
Consumer, Non-Cyclical - 3.6%
AbbVie, Inc.
4.800% due 03/15/29  924,000 920,620
Altria Group, Inc.
6.200% due 11/01/28  1,754,000 1,819,896
Amgen, Inc.
2.200% due 02/21/27  105,000 97,426
2.600% due 08/19/26  250,000 236,948
5.150% due 03/02/28  501,000 501,017
5.507% due 03/02/26  1,120,000 1,120,221
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 362,087
3.557% due 08/15/27  815,000 774,371
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  812,000 761,088
5.931% due 02/02/29  2,091,000 2,140,693
Bristol-Myers Squibb Co.
1.125% due 11/13/27  890,000 785,527
Elevance Health, Inc.
3.650% due 12/01/27  468,000 447,484
5.150% due 06/15/29  495,000 496,441
General Mills, Inc.
3.907% due 04/13/29  EUR 513,000 557,367
Gilead Sciences, Inc.
3.650% due 03/01/26  $ 593,000 576,669
Global Payments, Inc.
1.200% due 03/01/26  1,472,000 1,370,770
HCA, Inc.
4.125% due 06/15/29  568,000 538,017
4.500% due 02/15/27  1,523,000 1,488,603
5.200% due 06/01/28  922,000 918,589
5.250% due 06/15/26  2,012,000 2,004,099
Humana, Inc.
5.750% due 12/01/28  1,377,000 1,405,112
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  1,050,000 1,031,799
Pfizer, Inc.
3.000% due 12/15/26  325,000 310,218
UnitedHealth Group, Inc.
4.700% due 04/15/29  16,000 15,879
20,680,941
Energy - 5.3%
Cheniere Energy Partners LP
4.500% due 10/01/29  695,000 662,521
Diamondback Energy, Inc.
3.250% due 12/01/26  2,970,000 2,839,023
5.200% due 04/18/27  1,851,000 1,851,943
Enbridge Energy Partners LP
5.875% due 10/15/25  150,000 150,415
Enbridge, Inc. (Canada)
2.500% due 01/15/25  445,000 437,205
2.500% due 02/14/25  1,845,000 1,808,310
5.250% due 04/05/27  581,000 581,126
6.000% due 11/15/28  645,000 664,629

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Energy Transfer LP
2.900% due 05/15/25  $ 1,943,000 $ 1,895,958
4.200% due 04/15/27  183,000 177,547
5.500% due 06/01/27  1,070,000 1,073,361
6.050% due 12/01/26  468,000 474,314
6.100% due 12/01/28  1,209,000 1,246,612
EQT Corp.
3.900% due 10/01/27  686,000 656,187
Kinder Morgan, Inc.
5.000% due 02/01/29  755,000 746,783
MPLX LP
1.750% due 03/01/26  150,000 141,029
4.000% due 03/15/28  295,000 282,364
4.250% due 12/01/27  445,000 430,797
4.875% due 06/01/25  203,000 201,266
Occidental Petroleum Corp.
8.500% due 07/15/27  1,406,000 1,507,692
ONEOK, Inc.
5.550% due 11/01/26  1,385,000 1,391,074
5.650% due 11/01/28  266,000 270,094
Pioneer Natural Resources Co.
1.125% due 01/15/26  740,000 694,322
5.100% due 03/29/26  416,000 415,269
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  722,000 696,814
5.000% due 03/15/27  2,107,000 2,089,893
5.625% due 03/01/25  768,000 766,592
Targa Resources Corp.
5.200% due 07/01/27  2,936,000 2,931,305
TransCanada PipeLines Ltd. (Canada)
6.203% due 03/09/26  950,000 950,471
Williams Cos., Inc.
4.900% due 03/15/29  297,000 293,047
5.400% due 03/02/26  2,220,000 2,218,897
30,546,860
Financial - 17.0%
American Express Co.
2.550% due 03/04/27  25,000 23,372
5.098% due 02/16/28  883,000 879,222
American Tower Corp.
3.375% due 10/15/26  422,000 403,185
3.550% due 07/15/27  265,000 251,537
3.650% due 03/15/27  2,235,000 2,141,107
5.200% due 02/15/29  349,000 347,922
5.500% due 03/15/28  790,000 795,059
Aon North America, Inc.
5.125% due 03/01/27  162,000 161,787
5.150% due 03/01/29  236,000 235,433
Bank of America Corp.
1.319% due 06/19/26  135,000 129,378
1.658% due 03/11/27  3,693,000 3,463,768
3.419% due 12/20/28  1,480,000 1,392,106
5.202% due 04/25/29  2,014,000 2,011,304
5.819% due 09/15/29  1,580,000 1,613,374
5.933% due 09/15/27  1,267,000 1,280,930
Barclays PLC (United Kingdom)
5.690% due 03/12/30  470,000 471,405
5.829% due 05/09/27  1,735,000 1,738,380
Blackstone Secured Lending Fund
5.875% due 11/15/27  1,035,000 1,027,908
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 230,000 226,977
a
Principal
Amount Value
Capital One Financial Corp.
7.149% due 10/29/27  $ 1,160,000 $ 1,199,130
Charles Schwab Corp.
6.196% due 11/17/29  865,000 899,921
Citigroup, Inc.
3.200% due 10/21/26  3,550,000 3,386,241
3.520% due 10/27/28  1,500,000 1,418,279
3.668% due 07/24/28  220,000 209,773
5.174% due 02/13/30  1,100,000 1,093,814
Crown Castle, Inc.
1.050% due 07/15/26  379,000 347,020
5.000% due 01/11/28  366,000 361,690
Equinix, Inc.
1.000% due 09/15/25  1,737,000 1,644,932
2.000% due 05/15/28  1,275,000 1,129,720
2.900% due 11/18/26  1,745,000 1,648,812
GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/29  431,000 424,972
5.375% due 04/15/26  1,062,000 1,054,131
5.750% due 06/01/28  37,000 37,048
Goldman Sachs Group, Inc.
1.948% due 10/21/27  3,184,000 2,940,861
4.250% due 10/21/25  51,000 50,128
5.798% due 08/10/26  5,000,000 5,003,379
6.484% due 10/24/29  3,292,000 3,437,640
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  2,018,000 1,886,938
5.597% due 05/17/28  780,000 783,251
7.390% due 11/03/28  220,000 232,734
JPMorgan Chase & Co.
1.578% due 04/22/27  1,757,000 1,640,271
2.083% due 04/22/26  1,525,000 1,481,202
4.851% due 07/25/28  790,000 782,097
5.012% due 01/23/30  3,524,000 3,497,678
5.040% due 01/23/28  1,985,000 1,974,639
5.571% due 04/22/28  865,000 872,190
6.070% due 10/22/27  1,083,000 1,102,187
6.087% due 10/23/29  145,000 149,857
Morgan Stanley
1.164% due 10/21/25  726,000 715,589
4.656% due 03/02/29  EUR 1,180,000 1,303,747
5.652% due 04/13/28  $ 868,000 876,795
5.656% due 04/18/30  890,000 905,287
6.138% due 10/16/26  3,407,000 3,430,443
6.407% due 11/01/29  2,250,000 2,348,157
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 928,165
5.504% due 05/26/28  530,000 533,728
5.882% due 10/30/26  1,135,000 1,149,251
Nasdaq, Inc.
1.750% due 03/28/29  EUR 678,000 672,072
Realty Income Corp.
3.950% due 08/15/27  $ 67,000 64,633
4.750% due 02/15/29  301,000 295,928
5.050% due 01/13/26  455,000 452,198
Royal Bank of Canada (Canada)
4.875% due 01/19/27  374,000 371,631
4.950% due 04/25/25  1,482,000 1,475,196
4.950% due 02/01/29  131,000 130,431
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  15,000 15,191
Truist Financial Corp.
5.435% due 01/24/30  405,000 404,026

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.047% due 06/08/27  $ 1,246,000 $ 1,255,306
U.S. Bancorp
5.384% due 01/23/30  699,000 701,013
UBS AG (Switzerland)
5.000% due 07/09/27  745,000 739,097
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,000,000 933,120
6.442% due 08/11/28 ~ 1,781,000 1,826,703
UDR, Inc.
3.500% due 07/01/27  275,000 260,985
VICI Properties LP
4.750% due 02/15/28  1,059,000 1,035,264
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 735,000 709,436
4.625% due 06/15/25 ~ 7,418,000 7,327,215
Wells Fargo & Co.
5.198% due 01/23/30  1,856,000 1,848,578
5.707% due 04/22/28  1,715,000 1,730,236
6.303% due 10/23/29  2,210,000 2,293,827
Welltower OP LLC
4.000% due 06/01/25  1,067,000 1,050,023
97,067,960
Industrial - 2.3%
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 978,000 971,090
Boeing Co.
2.196% due 02/04/26  2,575,000 2,421,388
Canadian Pacific Railway Co. (Canada)
4.000% due 06/01/28  129,000 124,568
L3Harris Technologies, Inc.
3.832% due 04/27/25  1,365,000 1,345,807
4.400% due 06/15/28  1,004,000 975,435
5.050% due 06/01/29  572,000 568,175
Lockheed Martin Corp.
4.500% due 02/15/29  821,000 808,732
Norfolk Southern Corp.
2.900% due 06/15/26  1,740,000 1,662,748
3.800% due 08/01/28  30,000 28,726
Northrop Grumman Corp.
3.200% due 02/01/27  395,000 376,954
4.600% due 02/01/29  213,000 209,192
Penske Truck Leasing Co. LP/PTL Finance
Corp.
5.750% due 05/24/26 ~ 632,000 633,849
RTX Corp.
2.650% due 11/01/26  60,000 56,652
5.750% due 11/08/26  1,225,000 1,238,403
5.750% due 01/15/29  609,000 625,485
Ryder System, Inc.
2.850% due 03/01/27  885,000 834,131
5.300% due 03/15/27  108,000 108,169
12,989,504
Technology - 1.8%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  210,000 203,238
Broadcom, Inc.
3.459% due 09/15/26  220,000 211,820
4.000% due 04/15/29 ~ 1,252,000 1,193,290
Fidelity National Information Services, Inc.
1.150% due 03/01/26  943,000 878,910
1.500% due 05/21/27  EUR 863,000 872,510
a
Principal
Amount Value
Foundry JV Holdco LLC
5.900% due 01/25/30 ~ $ 590,000 $ 598,847
Intel Corp.
4.875% due 02/10/28  654,000 651,820
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 459,393
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.700% due 05/01/25  665,000 649,393
4.300% due 06/18/29  18,000 17,279
Oracle Corp.
1.650% due 03/25/26  1,740,000 1,631,831
2.300% due 03/25/28  1,662,000 1,503,052
2.650% due 07/15/26  445,000 421,841
QUALCOMM, Inc.
1.300% due 05/20/28  237,000 207,859
VMware LLC
1.400% due 08/15/26  983,000 905,352
1.800% due 08/15/28  150,000 131,426
10,537,861
Utilities - 2.5%
AEP Texas, Inc.
5.450% due 05/15/29  1,130,000 1,136,250
Consumers Energy Co.
4.600% due 05/30/29  411,000 404,608
DTE Electric Co.
1.900% due 04/01/28  208,000 186,572
Duke Energy Corp.
0.900% due 09/15/25  1,660,000 1,572,701
2.650% due 09/01/26  220,000 208,039
3.100% due 06/15/28  EUR 1,230,000 1,286,239
5.000% due 12/08/27  $ 220,000 218,998
Edison International
3.550% due 11/15/24  515,000 510,234
4.700% due 08/15/25  425,000 420,287
4.950% due 04/15/25  150,000 148,942
Eversource Energy
0.800% due 08/15/25  245,000 232,223
2.900% due 03/01/27  1,110,000 1,043,268
5.450% due 03/01/28  515,000 516,740
5.950% due 02/01/29  108,000 110,408
Exelon Corp.
2.750% due 03/15/27  142,000 133,142
5.150% due 03/15/28  960,000 958,150
FirstEnergy Corp.
4.150% due 07/15/27  360,000 345,693
Florida Power & Light Co.
4.450% due 05/15/26  293,000 289,574
5.050% due 04/01/28  109,000 109,445
5.150% due 06/15/29  655,000 660,704
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  150,000 138,235
3.550% due 05/01/27  150,000 143,263
4.255% due 09/01/24  590,000 588,145
4.625% due 07/15/27  376,000 369,979
5.749% due 09/01/25  667,000 668,680
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 94,598
Sempra
3.300% due 04/01/25  385,000 378,205
Southern California Edison Co.
4.700% due 06/01/27  249,000 245,606
5.650% due 10/01/28  247,000 251,361

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Virginia Electric & Power Co.
3.500% due 03/15/27  $ 18,000 $ 17,285
3.750% due 05/15/27  740,000 712,981
WEC Energy Group, Inc.
5.600% due 09/12/26  16,000 16,065
14,116,620
Total Corporate Bonds & Notes
    (Cost $219,075,615) 220,208,777
MORTGAGE-BACKED SECURITIES - 7.5%
Collateralized Mortgage Obligations - Commercial - 4.0%
Arbor Multifamily Mortgage Securities Trust
2.213% due 10/15/54 ~ 130,000 117,260
BBCMS Mortgage Trust
5.753% due 04/15/56  2,000,000 1,997,995
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 427,119
BFLD Mortgage Trust
due 08/15/26 # ~ § 440,000 438,897
BMO Mortgage Trust
7.296% due 11/15/56 § 1,000,000 1,065,360
BX Commercial Mortgage Trust
6.373% (SOFR + 1.044%)
due 10/15/37 ~ § 666,520 663,074
6.771% (SOFR + 1.442%)
due 02/15/39 ~ § 195,021 194,650
7.444% (SOFR + 2.115%)
due 06/15/27 ~ § 396,000 397,447
BX Trust
6.329% (SOFR + 1.000%)
due 01/15/39 ~ § 800,000 791,682
6.343% (SOFR + 1.014%)
due 10/15/36 ~ § 1,000,000 988,335
6.771% (SOFR + 1.442%)
due 04/15/29 ~ § 229,616 230,098
6.811% (SOFR + 1.491%)
due 07/15/29 ~ § 710,000 710,261
6.971% (SOFR + 1.642%)
due 02/15/41 ~ § 859,000 857,263
7.419% (SOFR + 2.090%)
due 03/15/41 ~ § 360,000 360,313
CENT Trust
7.949% (SOFR + 2.620%)
due 09/15/38 ~ § 1,000,000 1,007,161
COMM Mortgage Trust
7.141% (SOFR + 1.841%)
due 06/15/41 ~ § 740,000 739,386
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  2,683,000 2,611,253
CSMC Trust
8.472% (SOFR + 3.143%)
due 09/09/24 ~ § 500,000 503,717
ELM Trust
5.801% due 06/10/39 ~ § 2,040,000 2,043,531
GS Mortgage Securities Corporation Trust
6.393% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 494,181
JP Morgan Chase Commercial Mortgage
Securities Trust
2.949% due 09/06/38 ~ § 595,000 558,431
a
Principal
Amount Value
Med Trust
6.393% (SOFR + 1.064%)
due 11/15/38 ~ § $ 995,224 $ 993,683
Morgan Stanley Capital I Trust
3.587% due 12/15/50  656,000 616,411
MTN Commercial Mortgage Trust
6.727% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 469,755
OPEN Trust
8.418% (SOFR + 3.089%)
due 10/15/28 ~ § 370,173 375,284
SREIT Trust
6.265% (SOFR + 0.936%)
due 11/15/36 ~ § 800,000 790,650
Taubman Centers Commercial Mortgage
Trust
7.515% (SOFR + 2.186%)
due 05/15/37 ~ § 1,190,000 1,197,492
UBS Commercial Mortgage Trust
3.460% due 04/15/52  1,046,158 1,002,789
22,643,478
Collateralized Mortgage Obligations - Residential - 1.2%
A&D Mortgage Trust
6.195% due 02/25/69 ~ § 535,596 534,813
7.049% due 11/25/68 ~ § 729,298 739,398
Barclays Mortgage Loan Trust
5.903% due 01/25/64 ~ § 644,507 641,570
BRAVO Residential Funding Trust
1.789% due 05/25/60 ~ § 913,150 870,549
2.406% due 05/25/60 ~ § 343,548 329,142
Fannie Mae REMICS
2.500% due 04/25/34  827,057 764,994
Freddie Mac REMICS
2.000% due 12/25/33  1,747,979 1,598,056
OBX Trust
6.465% due 10/25/63 ~ § 1,347,225 1,354,842
6,833,364
Fannie Mae - 1.8%
2.500% due 02/01/35  6,016,846 5,633,485
3.000% due 07/01/31 - 04/01/33 2,235,258 2,097,719
3.500% due 12/01/31 - 02/01/32 2,744,803 2,626,591
10,357,795
Freddie Mac - 0.5%
2.500% due 10/01/31  3,000,861 2,809,397
Total Mortgage-Backed Securities
    (Cost $42,334,472) 42,644,034
ASSET-BACKED SECURITIES - 17.2%
Automobile Other - 0.0%
Ford Credit Floorplan Master Owner Trust A
2.640% due 09/15/26  75,000 74,338
GMF Floorplan Owner Revolving Trust
5.830% due 06/15/30 ~ 187,000 187,169
261,507
Automobile Sequential - 5.4%
ARI Fleet Lease Trust
5.300% due 11/15/32 ~ 406,000 404,681
5.540% due 04/15/33 ~ 538,000 538,639

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ $ 828,423 $ 828,495
Enterprise Fleet Financing LLC
5.160% due 09/20/30 ~ 50,000 50,008
5.230% due 03/20/30 ~ 581,000 579,562
5.420% due 10/22/29 ~ 1,661,000 1,661,288
5.500% due 04/22/30 ~ 1,930,000 1,944,758
5.510% due 01/22/29 ~ 769,742 768,609
Ford Credit Auto Owner Trust
5.280% due 02/15/36 ~ 1,146,000 1,155,981
5.530% due 09/15/28  1,381,000 1,389,190
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 698,973
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  556,000 552,980
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,418,561
GMF Floorplan Owner Revolving Trust
5.340% due 06/15/28 ~ 3,450,000 3,457,397
Hyundai Auto Receivables Trust
5.480% due 04/17/28  1,365,000 1,369,527
5.540% due 10/16/28  2,410,000 2,426,002
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 554,000 555,682
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,211,186
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 1,075,000 1,080,487
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,690,281
Volkswagen Auto Loan Enhanced Trust
5.480% due 12/20/28  2,152,000 2,169,603
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,744,373
30,696,263
Credit Card Bullet - 1.0%
American Express Credit Account Master
Trust
4.870% due 05/15/28  2,590,000 2,579,964
5.230% due 09/15/28  3,243,000 3,255,977
5,835,941
Other Asset-Backed Securities - 10.8%
Allegro CLO XII Ltd. (Cayman)
6.836% (SOFR + 1.512%)
due 01/21/32 ~ § 1,430,583 1,432,650
Atrium XIII (Cayman)
6.476% (SOFR + 1.150%)
due 11/21/30 ~ § 470,298 471,303
Barings CLO Ltd. (Cayman)
6.576% (SOFR + 1.252%)
due 01/20/31 ~ § 709,294 709,826
6.656% (SOFR + 1.332%)
due 01/20/32 ~ § 236,556 237,006
Benefit Street Partners CLO XVI Ltd.
(Cayman)
7.129% (SOFR + 1.812%)
due 01/17/32 ~ § 1,000,000 1,001,170
BlueMountain CLO Ltd. (Cayman)
6.586% (SOFR + 1.262%)
due 04/20/31 ~ § 314,100 314,404
a
Principal
Amount Value
BlueMountain CLO XXII Ltd. (Cayman)
6.670% (SOFR + 1.342%)
due 07/15/31 ~ § $ 209,131 $ 209,326
7.090% (SOFR + 1.762%)
due 07/15/31 ~ § 650,000 651,155
Cedar Funding IX CLO Ltd. (Cayman)
6.566% (SOFR + 1.242%)
due 04/20/31 ~ § 206,494 206,677
CIFC Funding Ltd. (Cayman)
6.635% (SOFR + 1.312%)
due 04/24/30 ~ § 127,541 127,680
6.646% (SOFR + 1.322%)
due 04/27/31 ~ § 209,973 210,158
6.730% (SOFR + 1.402%)
due 01/15/35 ~ § 500,000 500,485
6.910% (SOFR + 1.582%)
due 01/15/34 ~ § 500,000 501,057
Clover CLO LLC
6.745% (SOFR + 1.422%)
due 01/25/35 ~ § 315,000 315,604
CNH Equipment Trust
4.770% due 06/15/29  610,878 607,291
5.190% due 09/17/29  918,000 921,662
Dryden 30 Senior Loan Fund (Cayman)
6.404% (SOFR + 1.082%)
due 11/15/28 ~ § 429,504 430,090
Dryden 50 Senior Loan Fund (Cayman)
6.590% (SOFR + 1.262%)
due 07/15/30 ~ § 428,038 428,357
Dryden 55 CLO Ltd. (Cayman)
6.610% (SOFR + 1.282%)
due 04/15/31 ~ § 453,557 453,991
EDvestinU Private Education Loan Issue
No. 4 LLC
5.250% due 11/25/40 ~ 669,612 658,778
Galaxy XIX CLO Ltd. (Cayman)
6.535% (SOFR + 1.212%)
due 07/24/30 ~ § 476,109 476,894
Galaxy XX CLO Ltd. (Cayman)
6.586% (SOFR + 1.262%)
due 04/20/31 ~ § 329,729 330,006
HalseyPoint CLO 6 Ltd. (Cayman)
7.775% (SOFR + 2.450%)
due 10/20/34 ~ § 500,000 502,792
John Deere Owner Trust
4.960% due 11/15/28  636,000 634,154
Lendmark Funding Trust
2.000% due 04/20/32 ~ 1,504,000 1,362,836
Madison Park Funding XLVI Ltd. (Cayman)
7.240% (SOFR + 1.912%)
due 10/15/34 ~ § 1,300,000 1,302,838
Madison Park Funding XLVIII Ltd. (Cayman)
7.038% (SOFR + 1.712%)
due 04/19/33 ~ § 1,300,000 1,302,848
Madison Park Funding XVIII Ltd. (Cayman)
6.526% (SOFR + 1.202%)
due 10/21/30 ~ § 273,192 273,412
Madison Park Funding XXX Ltd. (Cayman)
6.340% (SOFR + 1.012%)
due 04/15/29 ~ § 426,658 427,025
Madison Park Funding XXXIV Ltd.
(Cayman)
6.705% (SOFR + 1.382%)
due 04/25/32 ~ § 500,000 500,808

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ $ 202,027 $ 200,949
Navient Private Education Loan Trust
3.160% due 11/15/68 ~ 560,000 484,713
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 258,099 228,252
6.443% (SOFR + 1.114%)
due 04/15/69 ~ § 1,213,631 1,214,833
6.493% (SOFR + 1.164%)
due 12/15/59 ~ § 1,635,889 1,638,689
6.510% (PRIME - 1.990%)
due 04/15/60 ~ § 1,066,488 1,026,215
Navient Student Loan Trust
3.390% due 12/15/59 ~ 2,347,725 2,255,599
Nelnet Student Loan Trust
1.360% due 04/20/62 ~ 263,740 239,063
OCP CLO Ltd. (Cayman)
6.550% (SOFR + 1.222%)
due 07/15/30 ~ § 440,456 441,052
6.559% (SOFR + 1.262%)
due 04/10/33 ~ § 498,547 498,938
6.626% (SOFR + 1.302%)
due 07/20/32 ~ § 500,000 500,000
6.666% (SOFR + 1.342%)
due 04/26/31 ~ § 1,227,314 1,229,000
6.676% (SOFR + 1.352%)
due 07/20/32 ~ § 250,000 250,247
Octagon Investment Partners 20-R Ltd.
(Cayman)
6.735% (SOFR + 1.412%)
due 05/12/31 ~ § 250,000 250,592
Octagon Investment Partners XVI Ltd.
(Cayman)
6.599% (SOFR + 1.282%)
due 07/17/30 ~ § 230,938 231,256
Octagon Investment Partners XVII Ltd.
(Cayman)
6.585% (SOFR + 1.262%)
due 01/25/31 ~ § 172,016 172,454
Octagon Investment Partners XXI Ltd.
(Cayman)
6.584% (SOFR + 1.262%)
due 02/14/31 ~ § 1,433,789 1,434,762
OHA Credit Funding 2 Ltd. (Cayman)
6.736% (SOFR + 1.412%)
due 04/21/34 ~ § 1,000,000 1,002,313
OHA Credit Funding 6 Ltd. (Cayman)
6.726% (SOFR + 1.402%)
due 07/20/34 ~ § 315,000 315,595
OneMain Financial Issuance Trust
5.940% due 05/15/34 ~ 1,300,000 1,304,102
OZLM XVIII Ltd. (Cayman)
6.610% (SOFR + 1.282%)
due 04/15/31 ~ § 341,583 342,029
Palmer Square CLO Ltd. (Cayman)
6.740% (SOFR + 1.412%)
due 07/15/34 ~ § 500,000 501,061
Palmer Square Loan Funding Ltd. (Cayman)
6.386% (SOFR + 1.062%)
due 07/20/29 ~ § 677,347 677,517
6.429% (SOFR + 1.100%)
due 04/15/31 ~ § 234,618 234,902
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,595,620
a
Principal
Amount Value
Pikes Peak CLO 8 (Cayman)
6.756% (SOFR + 1.432%)
due 07/20/34 ~ § $ 250,000 $ 250,371
Race Point VIII CLO Ltd. (Cayman)
6.627% (SOFR + 1.302%)
due 02/20/30 ~ § 1,226,000 1,227,622
Regatta XII Funding Ltd. (Cayman)
6.690% (SOFR + 1.362%)
due 10/15/32 ~ § 790,000 791,354
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 113,627
Rockford Tower CLO Ltd. (Cayman)
6.706% (SOFR + 1.382%)
due 04/20/34 ~ § 1,775,000 1,776,233
RR 1 LLC
6.740% (SOFR + 1.412%)
due 07/15/35 ~ § 315,000 315,358
RR 24 Ltd. (Bermuda)
7.729% (SOFR + 2.400%)
due 01/15/36 ~ § 2,650,000 2,652,583
Sixth Street CLO XVII Ltd. (Cayman)
6.826% (SOFR + 1.502%)
due 01/20/34 ~ § 500,000 500,666
SLM Private Credit Student Loan Trust
6.001% (SOFR + 0.662%)
due 06/15/33 § 1,660,501 1,650,159
SLM Private Education Loan Trust
10.193% (SOFR + 4.864%)
due 10/15/41 ~ § 689,865 721,710
SMB Private Education Loan Trust
1.390% due 01/15/53 ~ 2,378,804 2,101,992
1.600% due 09/15/54 ~ 2,482,351 2,270,463
5.240% due 03/15/56 ~ 1,726,130 1,721,651
5.500% due 06/17/52 ~ 190,280 192,058
6.163% (SOFR + 0.834%)
due 01/15/37 ~ § 111,313 110,947
6.173% (SOFR + 0.844%)
due 01/15/53 ~ § 961,893 956,762
6.193% (SOFR + 0.864%)
due 10/15/35 ~ § 26,996 26,958
6.243% (SOFR + 0.914%)
due 01/15/53 ~ § 2,067,009 2,058,075
6.243% (SOFR + 0.914%)
due 02/15/36 ~ § 51,436 51,320
6.310% (SOFR + 0.964%)
due 09/15/54 ~ § 1,687,290 1,683,174
SoFi Professional Loan Program LLC
1.030% due 08/17/43 ~ 194,247 166,736
2.950% due 02/25/42 ~ 224,283 220,075
Trestles CLO IV Ltd. (Cayman)
6.756% (SOFR + 1.432%)
due 07/21/34 ~ § 330,000 330,806
Verizon Master Trust
4.830% due 12/22/31 ~ 358,000 355,492
5.000% due 12/20/28  2,650,000 2,640,600
61,658,828
Total Asset-Backed Securities
    (Cost $97,740,499) 98,452,539

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 36.6%
Commercial Paper - 1.6%
a
ING U.S. Funding LLC (Netherlands)
5.639% due 11/27/24 ~ $ 3,000,000 $ 2,932,423
5.662% due 09/10/24 ~ 3,000,000 2,966,780
MUFG Bank Ltd/New York NY (Japan)
5.566% due 08/16/24  3,000,000 2,978,322
8,877,525
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$16,249,399; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $16,567,660) 16,242,699 16,242,699
a
U.S. Treasury Bills - 32.2%
3.109% due 07/05/24  11,000,000 10,993,561
4.652% due 07/18/24  25,000,000 24,937,962
4.812% due 07/23/24  30,000,000 29,903,841
5.071% due 08/08/24  32,000,000 31,823,173
5.125% due 08/15/24  30,000,000 29,804,011
5.234% due 08/29/24  28,580,000 28,334,093
5.268% due 09/19/24  28,665,000 28,333,203
184,129,844
Total Short-Term Investments
(Cost $209,257,171) 209,250,068
TOTAL INVESTMENTS - 99.8%
(Cost $568,407,757) 570,555,418
DERIVATIVES - 0.8% 4,381,228
OTHER ASSETS & LIABILITIES, NET - (0.6%) (3,021,634)
NET ASSETS - 100.0% $ 571,915,012
Corporate Bonds & Notes 38 .5%
Short-Term Investments 36 .6%
Asset-Backed Securities 17 .2%
Mortgage-Backed Securities 7 .5%
99 .8%
Derivatives 0 .8%
Other Assets and Liabilities, Net ( 0 .6% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 30 Day Federal Funds 08/24 76 $ 29,989,266 $ 29,989,149 ( $ 117 )
Eurex 2 Year Euro SCHATZ 09/24 26 2,929,425 2,943,186 13,761
$ 13,644
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/24 542 110,542,785 110,686,562 (143,777)
CBOT 5 Year U.S. Treasury Notes 09/24 1,117 118,422,482 119,047,766 (625,284)
CBOT 10 Year U.S. Treasury Notes 09/24 46 5,037,731 5,059,281 (21,550)
CBOT Ultra 10 Year U.S. Treasury Notes 09/24 49 5,571,544 5,563,031 8,513
Eurex 5 Year Euro BOBL 09/24 46 5,675,634 5,736,268 (60,634)
( $ 842,732 )
Total Futures Contracts ( $ 829,088 )

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2024, forward foreign currency contracts outstanding were as follows:
(d) As of June 30, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 15,062 EUR 14,000 09/24 BRC $ 12 $ –
USD 4,736,841 EUR 4,400,000 09/24 CIT 7,086 –
Total Forward Foreign Currency Contracts $ 7,098 $ –
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (2) Value (3)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S42 Q 1.000% 06/20/29 ICE $ 6,170,000 ( $ 128,830 ) ( $ 139,552 ) $ 10,722
a
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Mid Cap Index SOFR + 0.520% A GSC 07/01/24 $ 75,747,671 $ 985,461 $ – $ 985,461
Russell Mid Cap Index SOFR + 0.380% Q CIT 07/19/24 83,514,992 1,900,047 – 1,900,047
Russell Mid Cap Index SOFR + 0.520% A GSC 08/10/24 6,229,824 (128,999) – (128,999)
Russell Mid Cap Index SOFR + 0.710% A GSC 09/03/24 75,661,216 (319,497) – (319,497)
Russell Mid Cap Index SOFR + 0.810% A CIT 09/18/24 3,744,355 (11,921) – (11,921)
Russell Mid Cap Index SOFR + 0.690% A CIT 09/18/24 85,305,492 (317,692) – (317,692)
Russell Mid Cap Index SOFR + 0.400% Q JPM 11/01/24 233,603,484 3,085,097 – 3,085,097
$ 5,192,496 $ – $ 5,192,496
Total Swap Agreements $ 5,063,666 ( $ 139,552 ) $ 5,203,218
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 5,970,605
Liabilities – (778,109)
Centrally Cleared Swap Agreements (1)
Assets – 10,722
Liabilities (139,552) –
( $ 139,552 ) $ 5,203,218
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 220,208,777 $ – $ 220,208,777 $ –
Mortgage-Backed Securities 42,644,034 – 42,644,034 –
Asset-Backed Securities 98,452,539 – 98,452,539 –
Short-Term Investments 209,250,068 – 209,250,068 –
Derivatives:
Credit Contracts
Swaps 10,722 – 10,722 –
Equity Contracts
Swaps 5,970,605 – 5,970,605 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 7,098 – 7,098 –
Interest Rate Contracts
Futures 22,274 22,274 – –
Total Asset - Derivatives 6,010,699 22,274 5,988,425 –
Total Assets 576,566,117 22,274 576,543,843 –
a
Liabilities Due to Custodian (9,692) – (9,692) –
Derivatives:
Equity Contracts
Swaps (778,109) – (778,109) –
Interest Rate Contracts
Futures (851,362) (851,362) – –
Total Liabilities - Derivatives (1,629,471) (851,362) (778,109) –
Total Liabilities (1,639,163) (851,362) (787,801) –
Total $ 574,926,954 ( $ 829,088 ) $ 575,756,042 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 97.0%
Communications - 6.9%
spacing
FactSet Research Systems, Inc. 27,667 $ 11,295,606
Pinterest, Inc. Class A * 761,128 33,542,911
Trade Desk, Inc. Class A * 252,283 24,640,481
69,478,998
Consumer, Cyclical - 16.4%
spacing
Casey's General Stores, Inc. 22,755 8,682,398
Copart, Inc. * 364,293 19,730,109
DraftKings, Inc. Class A * 253,375 9,671,324
Fastenal Co. 265,811 16,703,563
Five Below, Inc. * 45,751 4,985,486
Floor & Decor Holdings, Inc. Class A * 214,342 21,307,738
Levi Strauss & Co. Class A  652,762 12,585,251
Lululemon Athletica, Inc. * 31,701 9,469,089
National Vision Holdings, Inc. * 356,743 4,669,766
On Holding AG Class A * (Switzerland)  507,079 19,674,665
Pool Corp. 57,418 17,646,274
Tractor Supply Co. 19,097 5,156,190
Vail Resorts, Inc. 75,507 13,601,076
163,882,929
Consumer, Non-Cyclical - 23.7%
spacing
Align Technology, Inc. * 61,244 14,786,139
Bio-Techne Corp. 244,732 17,535,048
Brown-Forman Corp. Class B  281,201 12,145,071
Cencora, Inc. 22,248 5,012,474
Cooper Cos., Inc. 125,361 10,944,015
Corpay, Inc. * 24,378 6,494,543
Dexcom, Inc. * 192,334 21,806,829
Edwards Lifesciences Corp. * 172,700 15,952,299
GE HealthCare Technologies, Inc. 201,003 15,662,154
IDEXX Laboratories, Inc. * 40,020 19,497,744
Inspire Medical Systems, Inc. * 56,533 7,565,811
Insulet Corp. * 54,508 10,999,715
Intuitive Surgical, Inc. * 22,509 10,013,129
Ionis Pharmaceuticals, Inc. * 187,314 8,927,385
MarketAxess Holdings, Inc. 100,203 20,093,708
Repligen Corp. * 118,556 14,945,169
Rollins, Inc. 297,711 14,525,320
WillScot Mobile Mini Holdings Corp. * 273,991 10,313,021
237,219,574
Financial - 6.9%
spacing
Blue Owl Capital, Inc. 542,740 9,633,635
CoStar Group, Inc. * 523,047 38,778,705
Kinsale Capital Group, Inc. 23,314 8,982,418
LPL Financial Holdings, Inc. 41,961 11,719,707
69,114,465
Industrial - 21.2%
spacing
AO Smith Corp. 175,148 14,323,603
Coherent Corp. * 263,053 19,060,820
Generac Holdings, Inc. * 130,983 17,318,572
HEICO Corp. Class A  120,171 21,332,756
Howmet Aerospace, Inc. 235,086 18,249,726
Lincoln Electric Holdings, Inc. 68,451 12,912,597
Martin Marietta Materials, Inc. 27,900 15,116,220
Mettler-Toledo International, Inc. * 10,194 14,247,033
Novanta, Inc. * 87,264 14,233,631
Trex Co., Inc. * 198,287 14,697,033
a Shares Value
Trimble, Inc. * 288,256 $ 16,119,276
Universal Display Corp. 108,808 22,876,882
Westinghouse Air Brake Technologies Corp. 71,968 11,374,542
211,862,691
Technology - 21.9%
spacing
Appfolio, Inc. Class A * 23,768 5,812,940
ASGN, Inc. * 77,411 6,825,328
Crowdstrike Holdings, Inc. Class A * 38,434 14,727,524
Datadog, Inc. Class A * 38,947 5,051,036
HubSpot, Inc. * 27,144 16,009,260
Impinj, Inc. * 36,916 5,787,321
Lattice Semiconductor Corp. * 184,805 10,716,842
Microchip Technology, Inc. 180,986 16,560,219
MongoDB, Inc. * 40,891 10,221,114
Monolithic Power Systems, Inc. 36,376 29,889,432
Onto Innovation, Inc. * 38,113 8,368,090
Teradyne, Inc. 160,134 23,746,271
Tyler Technologies, Inc. * 42,669 21,453,120
Veeva Systems, Inc. Class A * 95,523 17,481,664
Workiva, Inc. * 145,450 10,616,396
Zebra Technologies Corp. Class A * 50,085 15,472,759
218,739,316
Total Common Stocks
    (Cost $889,276,129) 970,297,973
Principal
Amount
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$36,094,203; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $36,801,086) $ 36,079,320 36,079,320
a
Total Short-Term Investments
(Cost $36,079,320) 36,079,320
TOTAL INVESTMENTS - 100.6%
(Cost $925,355,449) 1,006,377,293
OTHER ASSETS & LIABILITIES, NET - (0.6%) (6,025,128)
NET ASSETS - 100.0% $ 1,000,352,165
Consumer, Non-Cyclical 23 .7%
Technology 21 .9%
Industrial 21 .2%
Consumer, Cyclical 16 .4%
Communications 6 .9%
Financial 6 .9%
Short-Term Investments 3 .6%
100 .6%
Other Assets & Liabilities, Net ( 0 .6% )
100 .0%

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 970,297,973 $ 970,297,973 $ – $ –
Short-Term Investments 36,079,320 – 36,079,320 –
Total $ 1,006,377,293 $ 970,297,973 $ 36,079,320 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.6%
Basic Materials - 4.4%
spacing
CF Industries Holdings, Inc. 39,888 $ 2,956,499
Commercial Metals Co. 44,286 2,435,287
DuPont de Nemours, Inc. 20,817 1,675,560
Freeport-McMoRan, Inc. 72,302 3,513,877
Mosaic Co. 64,711 1,870,148
Olin Corp. 37,658 1,775,575
PPG Industries, Inc. 22,106 2,782,924
17,009,870
Communications - 2.3%
spacing
CDW Corp. 5,155 1,153,895
eBay, Inc. 48,021 2,579,688
Expedia Group, Inc. * 12,474 1,571,599
Gen Digital, Inc. 54,040 1,349,919
InterDigital, Inc. 12,507 1,457,816
TripAdvisor, Inc. * 47,956 854,097
8,967,014
Consumer, Cyclical - 10.7%
spacing
Alaska Air Group, Inc. * 51,399 2,076,519
AutoZone, Inc. * 2,255 6,684,045
Beacon Roofing Supply, Inc. * 22,612 2,046,386
Boyd Gaming Corp. 22,437 1,236,279
Churchill Downs, Inc. 17,826 2,488,509
Darden Restaurants, Inc. 7,841 1,186,500
Ferguson PLC 14,863 2,878,220
Gentex Corp. 85,526 2,883,081
Harley-Davidson, Inc. 53,757 1,803,010
Lear Corp. 13,313 1,520,478
Marriott International, Inc. Class A  5,506 1,331,186
NVR, Inc. * 362 2,747,059
Ralph Lauren Corp. 11,822 2,069,559
Resideo Technologies, Inc. * 74,444 1,456,125
Ross Stores, Inc. 24,525 3,563,973
Tempur Sealy International, Inc. 54,043 2,558,396
Wyndham Hotels & Resorts, Inc. 37,371 2,765,454
41,294,779
Consumer, Non-Cyclical - 12.0%
spacing
Avantor, Inc. * 89,347 1,894,156
Avery Dennison Corp. 13,253 2,897,768
Cencora, Inc. 28,290 6,373,737
Centene Corp. * 23,023 1,526,425
Coca-Cola Europacific Partners PLC
(United Kingdom)  34,264 2,496,818
Constellation Brands, Inc. Class A  14,149 3,640,255
Corteva, Inc. 38,840 2,095,030
Equifax, Inc. 10,491 2,543,648
H&R Block, Inc. 42,570 2,308,571
ICON PLC * 16,943 5,311,122
Molina Healthcare, Inc. * 12,892 3,832,792
RB Global, Inc. (Canada)  44,722 3,414,972
Robert Half, Inc. 37,682 2,410,894
U.S. Foods Holding Corp. * 55,256 2,927,463
Zimmer Biomet Holdings, Inc. 26,253 2,849,238
46,522,889
Energy - 6.1%
spacing
Chord Energy Corp. 17,123 2,871,184
Diamondback Energy, Inc. 14,014 2,805,463
a Shares Value
EQT Corp. 64,306 $ 2,378,036
Halliburton Co. 111,119 3,753,600
Phillips 66 22,657 3,198,489
Range Resources Corp. 82,162 2,754,892
Teck Resources Ltd. Class B (Canada)  23,205 1,111,519
Tidewater, Inc. * 12,396 1,180,223
Weatherford International PLC * 27,666 3,387,702
23,441,108
Financial - 23.6%
spacing
Affiliated Managers Group, Inc. 9,382 1,465,750
Ally Financial, Inc. 66,616 2,642,657
American Homes 4 Rent Class A REIT 37,807 1,404,908
Ameriprise Financial, Inc. 19,045 8,135,834
Aon PLC Class A  6,323 1,856,306
ARES Management Corp. Class A  14,765 1,967,879
Carlyle Group, Inc. 66,416 2,666,602
Discover Financial Services 12,430 1,625,968
East West Bancorp, Inc. 21,743 1,592,240
EastGroup Properties, Inc. REIT 12,493 2,125,059
Equity LifeStyle Properties, Inc. REIT 43,181 2,812,379
Equity Residential REIT 35,283 2,446,523
Essex Property Trust, Inc. REIT 9,147 2,489,813
Evercore, Inc. Class A  16,757 3,492,662
Everest Group Ltd. 7,184 2,737,248
Extra Space Storage, Inc. REIT 17,322 2,692,012
Fifth Third Bancorp 146,858 5,358,848
First American Financial Corp. 40,002 2,158,108
Huntington Bancshares, Inc. 340,695 4,490,360
Invitation Homes, Inc. REIT 41,881 1,503,109
Lamar Advertising Co. Class A REIT 33,463 3,999,832
LPL Financial Holdings, Inc. 15,076 4,210,727
Markel Group, Inc. * 2,019 3,181,258
Regency Centers Corp. REIT 54,101 3,365,082
Rexford Industrial Realty, Inc. REIT 37,621 1,677,520
Rocket Cos., Inc. Class A * 122,039 1,671,934
Simon Property Group, Inc. REIT 30,127 4,573,279
SLM Corp. 93,601 1,945,965
Synchrony Financial 69,408 3,275,364
Travelers Cos., Inc. 12,594 2,560,864
VICI Properties, Inc. REIT 112,012 3,208,024
Voya Financial, Inc. 31,381 2,232,758
91,566,872
Industrial - 24.9%
spacing
Advanced Drainage Systems, Inc. 18,165 2,913,484
Allegion PLC 28,129 3,323,441
AMETEK, Inc. 38,012 6,336,981
Arrow Electronics, Inc. * 15,666 1,891,826
Atkore, Inc. 10,290 1,388,430
Ball Corp. 58,758 3,526,655
Builders FirstSource, Inc. * 9,304 1,287,767
BWX Technologies, Inc. 26,771 2,543,245
Curtiss-Wright Corp. 14,191 3,845,477
Dover Corp. 22,060 3,980,727
Expeditors International of Washington, Inc. 27,755 3,463,547
Flex Ltd. * 132,625 3,911,111
Fortive Corp. 40,178 2,977,190
Frontdoor, Inc. * 61,732 2,085,924
Garmin Ltd. 18,412 2,999,683
Generac Holdings, Inc. * 12,117 1,602,110
Howmet Aerospace, Inc. 65,237 5,064,348
ITT, Inc. 11,187 1,445,137
Jacobs Solutions, Inc. 15,026 2,099,283

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Keysight Technologies, Inc. * 13,320 $ 1,821,510
L3Harris Technologies, Inc. 12,940 2,906,065
Landstar System, Inc. 15,241 2,811,660
Masco Corp. 70,155 4,677,234
Norfolk Southern Corp. 19,424 4,170,139
nVent Electric PLC 37,322 2,859,238
Otis Worldwide Corp. 25,877 2,490,920
Packaging Corp. of America 18,838 3,439,065
Parker-Hannifin Corp. 12,047 6,093,493
TE Connectivity Ltd. 19,845 2,985,283
Textron, Inc. 63,457 5,448,418
96,389,391
Technology - 9.2%
spacing
ASGN, Inc. * 13,151 1,159,524
Check Point Software Technologies Ltd. *
(Israel)  30,519 5,035,635
Cognizant Technology Solutions Corp.
Class A  26,136 1,777,248
Dell Technologies, Inc. Class C  27,258 3,759,151
Fidelity National Information Services, Inc. 24,456 1,843,004
Leidos Holdings, Inc. 15,516 2,263,474
Microchip Technology, Inc. 24,717 2,261,605
NetApp, Inc. 15,924 2,051,011
NXP Semiconductors NV (China)  6,433 1,731,056
Science Applications International Corp. 24,508 2,880,915
Take-Two Interactive Software, Inc. * 13,695 2,129,436
Teradyne, Inc. 27,325 4,052,024
Zebra Technologies Corp. Class A * 15,662 4,838,462
35,782,545
Utilities - 4.4%
spacing
American Electric Power Co., Inc. 27,067 2,374,859
CenterPoint Energy, Inc. 165,615 5,130,753
DTE Energy Co. 29,799 3,307,987
Entergy Corp. 25,137 2,689,659
FirstEnergy Corp. 47,139 1,804,009
OGE Energy Corp. 50,837 1,814,881
17,122,148
Total Common Stocks
    (Cost $314,974,472) 378,096,616
Principal
Amount
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$10,015,352; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $10,211,485) $ 10,011,222 10,011,222
a
Total Short-Term Investments
(Cost $10,011,222) 10,011,222
TOTAL INVESTMENTS - 100.2%
(Cost $324,985,694) 388,107,838
OTHER ASSETS & LIABILITIES, NET - (0.2%) (845,608)
NET ASSETS - 100.0% $ 387,262,230
Industrial 24 .9%
Financial 23 .6%
Consumer, Non-Cyclical 12 .0%
Consumer, Cyclical 10 .7%
Technology 9 .2%
Energy 6 .1%
Utilities 4 .4%
Basic Materials 4 .4%
Others (each less than 3.0%) 4 .9%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 378,096,616 $ 378,096,616 $ – $ –
Short-Term Investments 10,011,222 – 10,011,222 –
Total $ 388,107,838 $ 378,096,616 $ 10,011,222 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights* ± Ω 3,680 $ 2,318
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights* ± Ω 154 72
Contra Rights Pulse Bi* 79 898
Icosavax, Inc. - Contingent Value Rights* 1,880 583
Inhibrx, Inc.* ± Ω 674 728
OmniAb, Inc. $12.50 - Earn Out
Shares* ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out
Shares* ± Ω 660 –
4,599
Total Rights
    (Cost $3,245) 4,599
WARRANTS - 0.0%
Basic Materials - 0.0%
Danimer Scientific, Inc. Exercise @ $5.00
Exp 05/03/29 * 1,790 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 98.5%
Basic Materials - 5.4%
spacing
AdvanSix, Inc. 2,085 47,788
American Vanguard Corp. 1,960 16,856
Arcadium Lithium PLC * (Jersey)  85,746 288,107
Ashland, Inc. 4,364 412,354
Avient Corp. 77,842 3,397,803
Caledonia Mining Corp. PLC (South Africa)  892 8,670
Centrus Energy Corp. Class A * 298 12,739
Codexis, Inc. * 4,719 14,629
Coeur Mining, Inc. * 31,530 177,199
Commercial Metals Co. 35,545 1,954,620
Compass Minerals International, Inc. 2,690 27,788
Contango ORE, Inc. * 259 4,680
Dakota Gold Corp. * 1,458 3,718
Ecovyst, Inc. * 8,844 79,331
Elementis PLC (United Kingdom)  1,289,297 2,382,901
Encore Energy Corp. * (Canada)  3,815 15,031
Energy Fuels, Inc. * 12,589 76,289
Glatfelter Corp. * 540 751
Haynes International, Inc. 963 56,528
HB Fuller Co. 3,144 241,962
Hecla Mining Co. 45,763 221,951
i-80 Gold Corp. * (Canada)  17,441 18,836
Innospec, Inc. 278 34,358
Intrepid Potash, Inc. * 912 21,368
Kaiser Aluminum Corp. 100 8,790
Koppers Holdings, Inc. 1,643 60,775
Kronos Worldwide, Inc. 2,073 26,016
Lifezone Holdings Ltd. * (Isle of Man)  2,063 15,844
Mativ Holdings, Inc. 4,296 72,860
Metals Acquisition Ltd. Class A * (Jersey)  2,663 36,456
Minerals Technologies, Inc. 2,584 214,885
Novagold Resources, Inc. * (Canada)  18,929 65,494
Oil-Dri Corp. of America 301 19,291
a Shares Value
Olin Corp. 15,947 $ 751,901
Origin Materials, Inc. * 955 861
Perimeter Solutions SA * 10,655 83,429
Piedmont Lithium, Inc. * 927 9,251
Radius Recycling, Inc. 2,036 31,090
Rayonier Advanced Materials, Inc. * 5,382 29,278
Rogers Corp. * 1,470 177,297
Sensient Technologies Corp. 181 13,428
SSR Mining, Inc. (Canada)  15,992 72,124
Stepan Co. 1,497 125,688
Sylvamo Corp. 2,249 154,281
Trinseo PLC 264 610
Tronox Holdings PLC 142,679 2,238,634
Universal Stainless & Alloy Products, Inc. * 691 18,920
Ur-Energy, Inc. * 2,007 2,810
Valhi, Inc. 278 4,957
Worthington Steel, Inc. 2,604 86,869
13,838,096
Communications - 1.8%
spacing
1-800-Flowers.com, Inc. Class A * 1,460 13,899
1stdibs.com, Inc. * 1,472 6,609
ADTRAN Holdings, Inc. 6,670 35,084
Advantage Solutions, Inc. * 8,649 27,850
AMC Networks, Inc. Class A * 2,366 22,856
Anterix, Inc. * 95 3,761
Applied Digital Corp. * 2,396 14,256
AST SpaceMobile, Inc. * 9,352 108,577
ATN International, Inc. 784 17,875
Aviat Networks, Inc. * 824 23,641
BARK, Inc. * 9,693 17,544
Beyond, Inc. * 3,693 48,304
Blacksky Technology, Inc. * 6,990 7,479
Blade Air Mobility, Inc. * 4,491 15,629
Boston Omaha Corp. Class A * 1,703 22,922
Bumble, Inc. Class A * 6,881 72,319
Cable One, Inc. 3,317 1,174,218
Calix, Inc. * 1,254 44,429
Cars.com, Inc. * 5,203 102,499
Clear Channel Outdoor Holdings, Inc. * 24,923 35,141
Clearfield, Inc. * 3,312 127,711
CommScope Holding Co., Inc. * 17,356 21,348
Consolidated Communications Holdings,
Inc. * 5,517 24,275
Despegar.com Corp. * (Argentina)  4,221 55,844
DigitalBridge Group, Inc. 9,473 129,780
EchoStar Corp. Class A * 9,586 170,727
Entravision Communications Corp. Class A  4,666 9,472
ePlus, Inc. * 770 56,734
Eventbrite, Inc. Class A * 503 2,435
EW Scripps Co. Class A * 4,698 14,752
Extreme Networks, Inc. * 4,691 63,094
Figs, Inc. Class A * 9,513 50,704
fuboTV, Inc. * 21,640 26,834
Gannett Co., Inc. * 11,801 54,403
Globalstar, Inc. * 7,502 8,402
Gogo, Inc. * 2,694 25,916
Gray Television, Inc. 6,986 36,327
Groupon, Inc. * 912 13,954
HealthStream, Inc. 1,212 33,815
IDT Corp. Class B  352 12,644
iHeartMedia, Inc. Class A * 8,704 9,487
Innovid Corp. * (Israel)  7,966 14,737
Lands' End, Inc. * 1,087 14,772

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Liberty Latin America Ltd. Class A * 3,099 $ 29,781
Liberty Latin America Ltd. Class C * 10,015 96,344
LifeMD, Inc. * 1,116 7,656
LiveOne, Inc. * 1,887 2,963
Lumen Technologies, Inc. * 80,236 88,260
Magnite, Inc. * 1,183 15,722
Mondee Holdings, Inc. * 514 1,234
National CineMedia, Inc. * 5,883 25,826
NETGEAR, Inc. * 2,220 33,966
Nextdoor Holdings, Inc. * 13,988 38,887
Ooma, Inc. * 1,416 14,061
Opendoor Technologies, Inc. * 46,889 86,276
Pagaya Technologies Ltd. Class A * 3,219 41,074
Powerfleet, Inc. NJ * 7,407 33,850
Preformed Line Products Co. 167 20,798
RealReal, Inc. * 2,501 7,978
Ribbon Communications, Inc. * 7,747 25,488
RumbleON, Inc. Class B * 1,074 4,403
Scholastic Corp. 1,968 69,805
Shenandoah Telecommunications Co. 3,644 59,507
Shutterstock, Inc. 442 17,105
Solo Brands, Inc. Class A * 543 1,238
Sphere Entertainment Co. * 2,157 75,624
Spok Holdings, Inc. 1,518 22,482
Stagwell, Inc. * 5,981 40,790
Stitch Fix, Inc. Class A * 7,357 30,532
TEGNA, Inc. 14,466 201,656
Telephone & Data Systems, Inc. 7,860 162,938
Terran Orbital Corp. * 10,336 8,476
TrueCar, Inc. * 6,952 21,760
Vacasa, Inc. Class A * 806 3,925
Viasat, Inc. * 9,563 121,450
Viavi Solutions, Inc. * 17,067 117,250
WideOpenWest, Inc. * 3,801 20,563
Ziff Davis, Inc. * 3,589 197,574
4,540,301
Consumer, Cyclical - 13.1%
spacing
A-Mark Precious Metals, Inc. 1,463 47,357
Academy Sports & Outdoors, Inc. 4,280 227,910
Adient PLC * 7,494 185,177
Aeva Technologies, Inc. * 2,076 5,232
Allegiant Travel Co. 1,251 62,838
AMC Entertainment Holdings, Inc. Class A * 20,343 101,308
American Axle & Manufacturing Holdings,
Inc. * 9,196 64,280
American Eagle Outfitters, Inc. 3,219 64,251
America's Car-Mart, Inc. * 488 29,382
Arhaus, Inc. 650 11,011
Arko Corp. 5,379 33,726
Asbury Automotive Group, Inc. * 1,605 365,731
Aurora Innovation, Inc. * 31,164 86,324
Bally's Corp. * 1,740 20,828
Beacon Roofing Supply, Inc. * 401 36,290
Beazer Homes USA, Inc. * 2,229 61,253
Biglari Holdings, Inc. Class B * 57 11,023
BJ's Restaurants, Inc. * 809 28,072
Blink Charging Co. * 4,285 11,741
Bloomin' Brands, Inc. 3,184 61,228
BlueLinx Holdings, Inc. * 728 67,770
Boyd Gaming Corp. 21,083 1,161,673
Brinker International, Inc. * 59,544 4,310,390
BRP, Inc. 20,228 1,295,994
Brunswick Corp. 3,247 236,284
a Shares Value
Caleres, Inc. 2,006 $ 67,402
Canoo, Inc. * 4,617 9,834
Century Casinos, Inc. * 109 302
Century Communities, Inc. 7,815 638,173
Chuy's Holdings, Inc. * 1,206 31,260
Cinemark Holdings, Inc. * 1,869 40,408
Citi Trends, Inc. * 655 13,925
Clarus Corp. 1,396 9,395
Clean Energy Fuels Corp. * 12,226 32,643
Commercial Vehicle Group, Inc. * 2,748 13,465
CompX International, Inc. 71 1,752
Cooper-Standard Holdings, Inc. * 1,317 16,383
Cracker Barrel Old Country Store, Inc. 1,475 62,186
Daktronics, Inc. * 2,552 35,600
Dalata Hotel Group PLC (Ireland)  338,402 1,442,272
Dana, Inc. 10,791 130,787
Denny's Corp. * 374 2,655
Designer Brands, Inc. Class A  3,283 22,423
Destination XL Group, Inc. * 4,062 14,786
Dine Brands Global, Inc. 1,132 40,978
Douglas Dynamics, Inc. 251 5,873
Dr. Martens PLC (United Kingdom)  457,451 433,032
El Pollo Loco Holdings, Inc. * 2,034 23,005
Empire Resorts, Inc. (Escrow) * ± Ω 222 –
Escalade, Inc. 676 9,322
Ethan Allen Interiors, Inc. 1,758 49,031
Everi Holdings, Inc. * 2,805 23,562
EVgo, Inc. * 6,539 16,021
EVI Industries, Inc. 112 2,119
Flexsteel Industries, Inc. 369 11,461
Foot Locker, Inc. 6,654 165,818
Forestar Group, Inc. * 1,319 42,195
Fox Factory Holding Corp. * 3,350 161,437
Full House Resorts, Inc. * 1,847 9,235
Funko, Inc. Class A * 2,443 23,844
G-III Apparel Group Ltd. * 3,327 90,062
Genesco, Inc. * 640 16,550
Global Business Travel Group I * 1,021 6,739
GMS, Inc. * 430 34,662
Golden Entertainment, Inc. 1,528 47,536
Goodyear Tire & Rubber Co. * 22,580 256,283
Green Brick Partners, Inc. * 1,724 98,682
Group 1 Automotive, Inc. 5,929 1,762,573
GrowGeneration Corp. * 4,471 9,613
H&E Equipment Services, Inc. 258 11,396
Hamilton Beach Brands Holding Co.
Class A  710 12,205
Haverty Furniture Cos., Inc. 1,084 27,414
Hawaiian Holdings, Inc. * 4,132 51,361
Hibbett, Inc. 220 19,186
Hilton Grand Vacations, Inc. * 76,845 3,106,843
HNI Corp. 56,625 2,549,257
Holley, Inc. * 1,857 6,648
Hooker Furnishings Corp. 835 12,091
Hovnanian Enterprises, Inc. Class A * 375 53,220
Hudson Technologies, Inc. * 3,018 26,528
Hyliion Holdings Corp. * 10,912 17,677
indie Semiconductor, Inc. Class A * (China)  8,782 54,185
Interface, Inc. 4,266 62,625
International Game Technology PLC 7,904 161,716
iRobot Corp. * 2,226 20,279
J Jill, Inc. 18 629
JAKKS Pacific, Inc. * 591 10,585
JetBlue Airways Corp. * 24,487 149,126

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Johnson Outdoors, Inc. Class A  314 $ 10,984
KB Home 4,660 327,039
La-Z-Boy, Inc. 3,457 128,877
Landsea Homes Corp. * 1,120 10,293
LCI Industries 4,217 435,953
Leslie's, Inc. * 5,445 22,815
LGI Homes, Inc. * 1,435 128,418
Life Time Group Holdings, Inc. * 4,861 91,533
Lifetime Brands, Inc. 1,041 8,942
Lindblad Expeditions Holdings, Inc. * 871 8,405
Lions Gate Entertainment Corp. Class A * 4,813 45,338
Lions Gate Entertainment Corp. Class B * 9,579 82,092
Lovesac Co. * 505 11,403
Luminar Technologies, Inc. * 3,325 4,954
M/I Homes, Inc. * 10,130 1,237,278
Madison Square Garden Entertainment
Corp. * 2,722 93,174
Malibu Boats, Inc. Class A * 1,578 55,293
Marcus Corp. 1,923 21,865
Marine Products Corp. 320 3,232
MarineMax, Inc. * 1,659 53,702
MasterCraft Boat Holdings, Inc. * 1,135 21,429
Mattel, Inc. * 136,200 2,214,612
Meritage Homes Corp. 8,751 1,416,349
Methode Electronics, Inc. 2,590 26,806
Microvast Holdings, Inc. * 1,719 784
Miller Industries, Inc. 826 45,447
MillerKnoll, Inc. 5,842 154,755
Movado Group, Inc. 1,246 30,976
MRC Global, Inc. * 6,843 88,343
National Vision Holdings, Inc. * 5,775 75,595
Nu Skin Enterprises, Inc. Class A  4,042 42,603
ODP Corp. * 2,859 112,273
OneWater Marine, Inc. Class A * 946 26,081
OPENLANE, Inc. * 8,662 143,703
Oxford Industries, Inc. 383 38,357
Papa John's International, Inc. 714 33,544
PC Connection, Inc. 1,005 64,521
Peloton Interactive, Inc. Class A * 2,118 7,159
Petco Health & Wellness Co., Inc. * 6,499 24,566
Phinia, Inc. 3,662 144,136
Portillo's, Inc. Class A * 673 6,542
PriceSmart, Inc. 718 58,302
Purple Innovation, Inc. * 2,963 3,082
PVH Corp. 6,776 717,375
RCI Hospitality Holdings, Inc. 200 8,712
Red Rock Resorts, Inc. Class A  2,179 119,692
Reservoir Media, Inc. * 1,432 11,313
Resideo Technologies, Inc. * 11,720 229,243
REV Group, Inc. 1,073 26,707
Rocky Brands, Inc. 382 14,119
Rush Enterprises, Inc. Class A  4,856 203,321
Rush Enterprises, Inc. Class B  656 25,741
Sabre Corp. * 23,809 63,570
Sally Beauty Holdings, Inc. * 8,200 87,986
ScanSource, Inc. * 2,152 95,355
SES AI Corp. * 8,448 10,560
Shoe Carnival, Inc. 1,494 55,114
Shyft Group, Inc. 2,518 29,863
Signet Jewelers Ltd. (NYSE) 3,416 306,005
Six Flags Entertainment Corp. * 1,598 52,958
Skyline Champion Corp. * 2,172 147,153
SkyWest, Inc. * 3,216 263,937
Sleep Number Corp. * 1,693 16,202
a Shares Value
Solid Power, Inc. * 12,856 $ 21,212
Sonic Automotive, Inc. Class A  850 46,299
Sonos, Inc. * 1,139 16,812
Spirit Airlines, Inc. 8,353 30,572
Standard Motor Products, Inc. 1,677 46,503
Steelcase, Inc. Class A  7,769 100,686
Sun Country Airlines Holdings, Inc. * 1,640 20,598
Superior Group of Cos., Inc. 966 18,267
Taylor Morrison Home Corp. * 18,926 1,049,257
ThredUp, Inc. Class A * 5,665 9,630
Tile Shop Holdings, Inc. * 1,271 8,808
Tilly's, Inc. Class A * 546 3,292
Titan International, Inc. * 3,812 28,247
Titan Machinery, Inc. * 1,489 23,675
Topgolf Callaway Brands Corp. * 11,270 172,431
Traeger, Inc. * 2,067 4,961
Tri Pointe Homes, Inc. * 5,049 188,075
UniFirst Corp. 1,201 206,008
United Homes Group, Inc. * 138 785
United Parks & Resorts, Inc. * 303 16,456
Urban Outfitters, Inc. * 3,712 152,378
Vera Bradley, Inc. * 1,964 12,295
Victoria's Secret, Inc. * 4,775 84,374
Virco Mfg. Corp. 849 11,835
Vista Outdoor, Inc. * 4,635 174,508
VSE Corp. 945 83,425
Wabash National Corp. 3,494 76,309
Weyco Group, Inc. 344 10,430
Winmark Corp. 210 74,052
Winnebago Industries, Inc. 2,313 125,365
Xperi, Inc. * 3,733 30,648
Zumiez, Inc. * 1,295 25,227
33,785,229
Consumer, Non-Cyclical - 10.4%
spacing
2seventy bio, Inc. * 3,895 14,996
4D Molecular Therapeutics, Inc. * 1,405 29,491
89bio, Inc. * 6,405 51,304
Aadi Bioscience, Inc. * 206 301
Aaron's Co., Inc. 2,820 28,144
ABM Industries, Inc. 5,163 261,093
Absci Corp. * 1,967 6,058
Acacia Research Corp. * 2,592 12,986
ACCO Brands Corp. 7,359 34,587
Accolade, Inc. * 3,753 13,436
ACELYRIN, Inc. * 5,763 25,415
Achieve Life Sciences, Inc. * 1,030 4,841
Acrivon Therapeutics, Inc. * 796 4,617
Acumen Pharmaceuticals, Inc. * 3,119 7,548
AdaptHealth Corp. * 4,504 45,040
Adaptive Biotechnologies Corp. * 9,256 33,507
ADC Therapeutics SA * (Switzerland)  2,156 6,813
Addus HomeCare Corp. * 728 84,528
Adicet Bio, Inc. * 466 564
Adtalem Global Education, Inc. * 2,555 174,277
Adverum Biotechnologies, Inc. * 1,623 11,134
Agenus, Inc. * 1,443 24,170
Agios Pharmaceuticals, Inc. * 4,489 193,566
Akebia Therapeutics, Inc. * 15,208 15,512
Akero Therapeutics, Inc. * 4,487 105,265
Aldeyra Therapeutics, Inc. * 3,531 11,688
Alico, Inc. 408 10,571
Alight, Inc. Class A * 37,807 279,016
Allogene Therapeutics, Inc. * 8,570 19,968

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Altimmune, Inc. * 2,712 $ 18,035
Alto Neuroscience, Inc. * 284 3,036
American Public Education, Inc. * 1,194 20,991
Amneal Pharmaceuticals, Inc. * 2,303 14,624
Anavex Life Sciences Corp. * 4,252 17,943
Andersons, Inc. 2,382 118,147
AngioDynamics, Inc. * 2,751 16,644
ANI Pharmaceuticals, Inc. * 403 25,663
Anika Therapeutics, Inc. * 870 22,037
Annexon, Inc. * 6,717 32,913
Applied Therapeutics, Inc. * 3,176 14,832
Aquestive Therapeutics, Inc. * 4,338 11,279
Arbutus Biopharma Corp. * 1,085 3,353
Arcturus Therapeutics Holdings, Inc. * 233 5,674
ArriVent Biopharma, Inc. * 305 5,658
Artivion, Inc. * 739 18,955
Astria Therapeutics, Inc. * 666 6,061
Atea Pharmaceuticals, Inc. * 5,707 18,890
Atossa Therapeutics, Inc. * 8,773 10,440
AtriCure, Inc. * 1,310 29,829
Aura Biosciences, Inc. * 3,382 25,568
Aurinia Pharmaceuticals, Inc. * (Canada)  2,974 16,982
Avanos Medical, Inc. * 3,501 69,740
Aveanna Healthcare Holdings, Inc. * 1,272 3,511
Avid Bioservices, Inc. * 404 2,885
B&G Foods, Inc. 6,019 48,634
Babcock International Group PLC (United
Kingdom)  160,851 1,062,719
Barrett Business Services, Inc. 306 10,028
Beam Therapeutics, Inc. * 6,049 141,728
BioAtla, Inc. * 287 393
BioLife Solutions, Inc. * 326 6,986
Biote Corp. Class A * 9 67
Bioventus, Inc. Class A * 1,873 10,770
Black Diamond Therapeutics, Inc. * 1,136 5,294
Bluebird Bio, Inc. * 14,832 14,598
BRC, Inc. Class A * 568 3,482
Bridgebio Pharma, Inc. * 4,216 106,791
BrightView Holdings, Inc. * 3,818 50,779
Brookdale Senior Living, Inc. * 2,189 14,951
C4 Therapeutics, Inc. * 4,804 22,194
Cabaletta Bio, Inc. * 2,667 19,949
Cal-Maine Foods, Inc. 3,141 191,947
Calavo Growers, Inc. 1,078 24,471
Capricor Therapeutics, Inc. * 611 2,914
Cardiff Oncology, Inc. * 2,185 4,851
CareDx, Inc. * 3,140 48,764
Cargo Therapeutics, Inc. * 1,400 22,988
Caribou Biosciences, Inc. * 6,506 10,670
Carisma Therapeutics, Inc. * 331 503
Carriage Services, Inc. 220 5,905
Cass Information Systems, Inc. 223 8,936
Castle Biosciences, Inc. * 1,396 30,391
Celcuity, Inc. * 125 2,047
Celldex Therapeutics, Inc. * 958 35,456
Central Garden & Pet Co. * 871 33,533
Central Garden & Pet Co. Class A * 3,118 102,988
Century Therapeutics, Inc. * 3,687 9,402
CG oncology, Inc. * 729 23,015
Chegg, Inc. * 7,944 25,103
Cibus, Inc. * 1,161 11,436
Cimpress PLC * (Ireland)  484 42,403
Cogent Biosciences, Inc. * 545 4,594
Coherus Biosciences, Inc. * 6,199 10,724
a Shares Value
Colliers International Group, Inc. (Canada)  4,096 $ 457,318
Community Health Systems, Inc. * 4,609 15,486
Compass Therapeutics, Inc. * 6,857 6,857
Contineum Therapeutics, Inc. Class A * 146 2,571
Corbus Pharmaceuticals Holdings, Inc. * 341 15,430
CoreCivic, Inc. * 8,783 114,003
CorMedix, Inc. * 455 1,970
Cross Country Healthcare, Inc. * 2,694 37,285
Cullinan Therapeutics, Inc. * 402 7,011
Custom Truck One Source, Inc. * 645 2,806
Cytek Biosciences, Inc. * 9,534 53,200
Cytokinetics, Inc. * 8,018 434,415
Day One Biopharmaceuticals, Inc. * 480 6,614
Deluxe Corp. 3,876 87,055
Denali Therapeutics, Inc. * 4,233 98,290
Design Therapeutics, Inc. * 2,744 9,192
Dianthus Therapeutics, Inc. * 1,766 45,704
Disc Medicine, Inc. * 1,171 52,777
Distribution Solutions Group, Inc. * 78 2,340
DocGo, Inc. * 6,101 18,852
Dole PLC 6,105 74,725
Duckhorn Portfolio, Inc. * 3,447 24,474
Dynavax Technologies Corp. * 2,027 22,763
Edgewell Personal Care Co. 3,926 157,786
Editas Medicine, Inc. * 6,315 29,491
Elevation Oncology, Inc. * 1,382 3,731
Eliem Therapeutics, Inc. * 578 4,110
Embecta Corp. 4,204 52,550
Emerald Holding, Inc. * 1,025 5,832
Enanta Pharmaceuticals, Inc. * 1,583 20,532
Enhabit, Inc. * 3,396 30,292
Enliven Therapeutics, Inc. * 160 3,739
Ennis, Inc. 1,924 42,116
Entrada Therapeutics, Inc. * 1,933 27,545
Envista Holdings Corp. * 68,610 1,140,984
Erasca, Inc. * 8,809 20,789
Esperion Therapeutics, Inc. * 10,890 24,176
European Wax Center, Inc. Class A * 67 665
EyePoint Pharmaceuticals, Inc. * 2,180 18,966
Fate Therapeutics, Inc. * 7,966 26,128
Fennec Pharmaceuticals, Inc. * (Canada)  1,271 7,766
First Advantage Corp. 1,770 28,444
Foghorn Therapeutics, Inc. * 759 4,364
Forrester Research, Inc. * 904 15,440
Fresh Del Monte Produce, Inc. 2,708 59,170
Fulcrum Therapeutics, Inc. * 2,954 18,315
Fulgent Genetics, Inc. * 1,643 32,236
GeneDx Holdings Corp. * 855 22,350
Genelux Corp. * 227 443
Generation Bio Co. * 3,576 10,084
GEO Group, Inc. * 9,992 143,485
Geron Corp. * 13,886 58,877
Glanbia PLC (Ireland)  201,565 3,928,764
Graham Holdings Co. Class B  273 190,977
Green Dot Corp. Class A * 2,700 25,515
Gyre Therapeutics, Inc. * 520 6,204
Hackett Group, Inc. 94 2,042
Hain Celestial Group, Inc. * 6,836 47,237
Harvard Bioscience, Inc. * 1,891 5,389
Healthcare Services Group, Inc. * 5,755 60,888
Heidrick & Struggles International, Inc. 1,668 52,675
Helen of Troy Ltd. * 1,880 174,351
Herbalife Ltd. * 2,666 27,700
Herc Holdings, Inc. 1,482 197,536

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Heron Therapeutics, Inc. * 8,526 $ 29,841
Hertz Global Holdings, Inc. * 9,907 34,972
HF Foods Group, Inc. * 3,128 9,384
HilleVax, Inc. * 1,940 28,052
Honest Co., Inc. * 3,816 11,143
I3 Verticals, Inc. Class A * 1,617 35,703
ICU Medical, Inc. * 1,692 200,925
IGM Biosciences, Inc. * 155 1,065
ImmunityBio, Inc. * 2,637 16,666
Information Services Group, Inc. 3,763 11,063
Ingles Markets, Inc. Class A  1,104 75,745
Inhibrx Biosciences, Inc. * 362 5,130
Inmode Ltd. * 5,465 99,682
Innovage Holding Corp. * 857 4,251
Innoviva, Inc. * 3,612 59,237
Inogen, Inc. * 1,779 14,463
Inovio Pharmaceuticals, Inc. * 2,126 17,178
Inozyme Pharma, Inc. * 4,211 18,781
Integer Holdings Corp. * 11,336 1,312,595
Integra LifeSciences Holdings Corp. * 5,367 156,394
Intellia Therapeutics, Inc. * 7,675 171,766
Invivyd, Inc. * 6,550 7,205
Ironwood Pharmaceuticals, Inc. * 7,275 47,433
iTeos Therapeutics, Inc. * 2,089 31,001
John Wiley & Sons, Inc. Class A  1,465 59,625
Kelly Services, Inc. Class A  2,781 59,541
Kforce, Inc. 26,399 1,640,170
Kodiak Sciences, Inc. * 2,053 4,825
Korn Ferry 4,244 284,942
Korro Bio, Inc. * 371 12,566
Kyverna Therapeutics, Inc. * 529 3,968
Laureate Education, Inc. 2,410 36,005
LENZ Therapeutics, Inc. 1,039 17,964
Lexeo Therapeutics, Inc. * 61 978
Lexicon Pharmaceuticals, Inc. * 6,133 10,303
Lifecore Biomedical, Inc. * 1,550 7,952
LifeStance Health Group, Inc. * 4,966 24,383
Ligand Pharmaceuticals, Inc. * 1,358 114,425
Limoneira Co. 1,191 24,785
Lincoln Educational Services Corp. * 2,228 26,424
LivaNova PLC * 4,051 222,076
Lyell Immunopharma, Inc. * 13,287 19,266
MacroGenics, Inc. * 929 3,948
MannKind Corp. * 4,592 23,970
MarketWise, Inc. 4,670 5,417
Marqeta, Inc. Class A * 5,851 32,063
Matthews International Corp. Class A  2,403 60,195
MaxCyte, Inc. * 8,082 31,681
Medifast, Inc. 933 20,358
MeiraGTx Holdings PLC * 1,011 4,256
Mersana Therapeutics, Inc. * 3,840 7,718
MiMedx Group, Inc. * 4,835 33,507
Mineralys Therapeutics, Inc. * 1,801 21,072
Mission Produce, Inc. * 2,639 26,073
Mister Car Wash, Inc. * 1,124 8,003
ModivCare, Inc. * 393 10,312
Monro, Inc. 2,318 55,307
Monte Rosa Therapeutics, Inc. * 2,546 9,522
Morphic Holding, Inc. * 3,167 107,900
Myriad Genetics, Inc. * 7,124 174,253
Nano-X Imaging Ltd. * (Israel)  256 1,879
National HealthCare Corp. 998 108,183
Natural Grocers by Vitamin Cottage, Inc.
Class C  711 15,073
a Shares Value
Nature's Sunshine Products, Inc. * 726 $ 10,941
Nautilus Biotechnology, Inc. SPAC * 3,897 9,119
Nektar Therapeutics * 14,736 18,273
Neogen Corp. * 17,187 268,633
NeoGenomics, Inc. * 9,259 128,422
Neurogene, Inc. * 387 14,083
Nevro Corp. * 2,714 22,852
Nkarta, Inc. * 4,237 25,041
Novavax, Inc. * 2,621 33,182
Nurix Therapeutics, Inc. * 1,544 32,223
Nuvation Bio, Inc. * 14,379 41,987
Ocean Biomedical, Inc. * 246 300
Olaplex Holdings, Inc. * 10,978 16,906
Olema Pharmaceuticals, Inc. * 2,381 25,762
Omeros Corp. * 3,099 12,582
OmniAb, Inc. * 5,855 21,956
Omnicell, Inc. * 3,596 97,344
OPKO Health, Inc. * 26,083 32,604
Option Care Health, Inc. * 7,287 201,850
OraSure Technologies, Inc. * 5,375 22,897
Orchestra BioMed Holdings, Inc. * 993 8,093
Organogenesis Holdings, Inc. * 4,820 13,496
ORIC Pharmaceuticals, Inc. * 3,749 26,505
Orthofix Medical, Inc. * 2,634 34,927
OrthoPediatrics Corp. * 1,245 35,806
Outlook Therapeutics, Inc. * 396 2,922
Owens & Minor, Inc. * 5,084 68,634
Pacific Biosciences of California, Inc. * 21,261 29,128
Pacira BioSciences, Inc. * 3,241 92,725
Patterson Cos., Inc. 5,294 127,691
Payoneer Global, Inc. * 434 2,404
Paysafe Ltd. * 2,686 47,488
Pediatrix Medical Group, Inc. * 6,410 48,396
PepGen, Inc. * 199 3,176
Perdoceo Education Corp. 3,671 78,633
Performant Financial Corp. * 2,025 5,872
Perspective Therapeutics, Inc. * 687 6,849
PetIQ, Inc. * 1,795 39,598
Phathom Pharmaceuticals, Inc. * 2,077 21,393
Phibro Animal Health Corp. Class A  1,237 20,744
Pliant Therapeutics, Inc. * 4,437 47,653
Poseida Therapeutics, Inc. * 3,910 11,417
Precigen, Inc. * 9,882 15,614
Prelude Therapeutics, Inc. * 1,033 3,936
Prestige Consumer Healthcare, Inc. * 3,866 266,174
Primo Water Corp. 11,260 246,144
PROG Holdings, Inc. 2,913 101,023
ProKidney Corp. * 960 2,362
Protalix BioTherapeutics, Inc. * 257 301
Prothena Corp. PLC * (Ireland)  1,396 28,813
PTC Therapeutics, Inc. * 1,449 44,310
Puma Biotechnology, Inc. * 2,060 6,716
Pyxis Oncology, Inc. * 3,804 12,591
Q32 Bio, Inc. * 523 9,388
Quad/Graphics, Inc. 1,247 6,796
Quanex Building Products Corp. 2,646 73,162
Quanterix Corp. * 2,496 32,972
Quantum-Si, Inc. * 7,747 8,134
Quipt Home Medical Corp. * 1,214 3,909
Rallybio Corp. * 336 450
RAPT Therapeutics, Inc. * 2,479 7,561
REGENXBIO, Inc. * 3,631 42,483
Regulus Therapeutics, Inc. * 3,787 6,760
Relay Therapeutics, Inc. * 7,872 51,325

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Reneo Pharmaceuticals, Inc. * 199 $ 300
Renovaro Biosciences, Inc. * 1,802 3,154
Repay Holdings Corp. * 7,339 77,500
Replimune Group, Inc. * 4,091 36,819
Resources Connection, Inc. 2,512 27,732
REVOLUTION Medicines, Inc. * 4,252 165,020
Rigel Pharmaceuticals, Inc. * 124 1,016
Sage Therapeutics, Inc. * 4,311 46,817
Savara, Inc. * 1,734 6,988
Scholar Rock Holding Corp. * 626 5,215
Scilex Holding Co. * 6,965 13,442
Select Medical Holdings Corp. 2,730 95,714
Seneca Foods Corp. Class A * 359 20,607
Sezzle, Inc. * 35 3,088
Shattuck Labs, Inc. * 1,234 4,763
SI-BONE, Inc. * 516 6,672
SIGA Technologies, Inc. 983 7,461
Skye Bioscience, Inc. * 1,142 9,147
Solid Biosciences, Inc. * 1,689 9,577
Sonida Senior Living, Inc. * 125 3,438
SpartanNash Co. 2,986 56,017
Spyre Therapeutics, Inc. * 2,503 58,846
Sterling Check Corp. * 1,049 15,525
StoneCo Ltd. Class A * (Brazil)  11,081 132,861
Strategic Education, Inc. 1,809 200,184
Summit Therapeutics, Inc. * 445 3,471
Supernus Pharmaceuticals, Inc. * 3,636 97,263
Surgery Partners, Inc. * 6,082 144,691
Surmodics, Inc. * 368 15,471
Sutro Biopharma, Inc. * 6,363 18,644
Tactile Systems Technology, Inc. * 1,720 20,537
Tejon Ranch Co. * 1,227 20,933
Teladoc Health, Inc. * 11,391 111,404
Tenaya Therapeutics, Inc. * 3,623 11,231
Terns Pharmaceuticals, Inc. * 4,333 29,508
Theravance Biopharma, Inc. * 2,804 23,778
Third Harmonic Bio, Inc. * 1,688 21,944
Tourmaline Bio, Inc. 1,836 23,611
Travere Therapeutics, Inc. * 5,797 47,651
TreeHouse Foods, Inc. * 3,845 140,881
Trevi Therapeutics, Inc. * 2,005 5,975
TrueBlue, Inc. * 2,342 24,123
TScan Therapeutics, Inc. * 1,132 6,622
Turning Point Brands, Inc. 137 4,396
United Natural Foods, Inc. * 4,809 62,998
Universal Corp. 1,950 93,970
UroGen Pharma Ltd. * 597 10,018
USANA Health Sciences, Inc. * 843 38,137
Utah Medical Products, Inc. 127 8,485
Utz Brands, Inc. 1,595 26,541
V2X, Inc. * 948 45,466
Vanda Pharmaceuticals, Inc. * 4,297 24,278
Varex Imaging Corp. * 2,709 39,904
Vector Group Ltd. 9,846 104,072
Ventyx Biosciences, Inc. * 4,765 11,007
Veracyte, Inc. * 6,132 132,880
Veru, Inc. * 3,542 2,980
Verve Therapeutics, Inc. * 5,584 27,250
Village Super Market, Inc. Class A  736 19,438
Vir Biotechnology, Inc. * 7,150 63,635
Viridian Therapeutics, Inc. * 1,298 16,887
Voyager Therapeutics, Inc. * 3,599 28,468
Waldencast PLC Class A * 1,635 5,870
WaVe Life Sciences Ltd. * 864 4,311
a Shares Value
Weis Markets, Inc. 1,281 $ 80,408
Werewolf Therapeutics, Inc. * 1,770 4,319
Whole Earth Brands, Inc. * 2,155 10,473
Willdan Group, Inc. * 1,036 29,889
WillScot Mobile Mini Holdings Corp. * 82,398 3,101,461
XBiotech, Inc. * 1,485 7,633
Xencor, Inc. * 2,474 46,833
XOMA Corp. * 203 4,809
Zentalis Pharmaceuticals, Inc. * 4,456 18,225
Zevra Therapeutics, Inc. * 1,427 6,992
Zimvie, Inc. * 2,183 39,840
Zymeworks, Inc. * 4,305 36,636
26,983,496
Energy - 6.1%
spacing
Aemetis, Inc. * 2,873 8,648
Amplify Energy Corp. * 2,604 17,655
Arch Resources, Inc. 1,402 213,426
Aris Water Solutions, Inc. Class A  2,132 33,408
Berry Corp. 5,037 32,539
Borr Drilling Ltd. * (Mexico)  18,597 119,951
Bristow Group, Inc. * 1,904 63,841
California Resources Corp. 5,507 293,083
CNX Resources Corp. * 11,944 290,239
Comstock Resources, Inc. 7,493 77,777
CONSOL Energy, Inc. 2,322 236,914
Crescent Energy Co. Class A  5,190 61,502
CVR Energy, Inc. 636 17,026
Delek U.S. Holdings, Inc. 3,975 98,421
Diamond Offshore Drilling, Inc. * 8,077 125,113
Diversified Energy Co. PLC ~ 3,381 45,610
DMC Global, Inc. * 982 14,160
DNOW, Inc. * 8,592 117,968
Dril-Quip, Inc. * 2,497 46,444
Energy Vault Holdings, Inc. * 8,158 7,747
Equitrans Midstream Corp. 25,952 336,857
Evolution Petroleum Corp. 1,159 6,108
Excelerate Energy, Inc. Class A  1,392 25,668
Expro Group Holdings NV * 7,555 173,161
Forum Energy Technologies, Inc. * 550 9,273
Freyr Battery, Inc. * (Norway)  8,670 14,739
FuelCell Energy, Inc. * 33,975 21,703
FutureFuel Corp. 2,079 10,665
Geospace Technologies Corp. * 972 8,729
Golar LNG Ltd. (Cameroon)  7,771 243,621
Granite Ridge Resources, Inc. 3,556 22,509
Green Plains, Inc. * 39,792 631,101
Gulfport Energy Corp. * 496 74,896
Hallador Energy Co. * 2,083 16,185
Helix Energy Solutions Group, Inc. * 9,666 115,412
Helmerich & Payne, Inc. 7,905 285,687
HighPeak Energy, Inc. 961 13,512
Hunting PLC (United Kingdom)  139,910 731,317
Kinetik Holdings, Inc. 2,735 113,338
Kodiak Gas Services, Inc. 1,203 32,794
Liberty Energy, Inc. 12,181 254,461
Magnolia Oil & Gas Corp. Class A  1,201 30,433
Mammoth Energy Services, Inc. * 1,465 4,805
Matrix Service Co. * 2,210 21,945
Murphy Oil Corp. 11,690 482,096
Nabors Industries Ltd. * 491 34,940
NACCO Industries, Inc. Class A  223 6,170
Natural Gas Services Group, Inc. * 614 12,354
Newpark Resources, Inc. * 6,741 56,018

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Noble Corp. PLC 2,016 $ 90,014
Northern Oil & Gas, Inc. 7,481 278,069
Oil States International, Inc. * 4,821 21,405
Par Pacific Holdings, Inc. * 4,735 119,559
Patterson-UTI Energy, Inc. 32,006 331,582
PBF Energy, Inc. Class A  8,272 380,677
Peabody Energy Corp. 10,214 225,934
Plug Power, Inc. * 45,931 107,019
PrimeEnergy Resources Corp. * 7 744
ProFrac Holding Corp. Class A * 1,449 10,737
ProPetro Holding Corp. * 7,291 63,213
Ranger Energy Services, Inc. 1,087 11,435
REX American Resources Corp. * 955 43,538
Riley Exploration Permian, Inc. 722 20,440
Ring Energy, Inc. * 10,288 17,387
RPC, Inc. 6,632 41,450
SandRidge Energy, Inc. 2,456 31,756
SEACOR Marine Holdings, Inc. * 1,677 22,623
Seadrill Ltd. * (Norway)  4,255 219,133
Select Water Solutions, Inc. 7,506 80,314
SilverBow Resources, Inc. * 1,503 56,858
Sitio Royalties Corp. Class A  6,386 150,773
SM Energy Co. 7,707 333,174
Solaris Oilfield Infrastructure, Inc. Class A  1,968 16,885
Stem, Inc. * 10,835 12,027
SunCoke Energy, Inc. 6,482 63,524
Sunnova Energy International, Inc. * 8,481 47,324
SunPower Corp. * 7,037 20,830
Sunrun, Inc. * 17,288 205,036
Talos Energy, Inc. * 11,633 141,341
TechnipFMC PLC (United Kingdom)  25,123 656,966
Tellurian, Inc. * 4,046 2,802
TPI Composites, Inc. * 3,664 14,619
Transocean Ltd. * 58,240 311,584
U.S. Silica Holdings, Inc. * 6,066 93,720
VAALCO Energy, Inc. 7,581 47,533
Valaris Ltd. * 1,785 132,983
Veren, Inc. (Canada)  665,309 5,247,384
Vital Energy, Inc. * 2,225 99,724
Vitesse Energy, Inc. 1,835 43,490
Warrior Met Coal, Inc. 4,105 257,671
15,785,246
Financial - 32.2%
spacing
1st Source Corp. 1,634 87,615
Acadia Realty Trust REIT 8,426 150,994
ACNB Corp. 927 33,622
AFC Gamma, Inc. REIT 1,313 16,019
AG Mortgage Investment Trust, Inc. REIT 1,790 11,886
Alerus Financial Corp. 1,921 37,671
Alexander & Baldwin, Inc. REIT 117,939 2,000,245
Alpine Income Property Trust, Inc. REIT 781 12,152
AlTi Global, Inc. * 2,842 14,807
Amalgamated Financial Corp. 1,721 47,155
Ambac Financial Group, Inc. * 3,566 45,716
Amerant Bancorp, Inc. 2,784 63,197
American Assets Trust, Inc. REIT 3,917 87,662
American Coastal Insurance Corp.
Class C * 1,381 14,570
American Healthcare REIT, Inc. 5,344 78,076
American Realty Investors, Inc. * 134 1,903
Ameris Bancorp 5,201 261,870
AMERISAFE, Inc. 1,077 47,270
Ames National Corp. 1,177 24,117
a Shares Value
Angel Oak Mortgage, Inc. REIT 1,403 $ 18,379
Anywhere Real Estate, Inc. * 7,555 25,007
Apartment Investment & Management Co.
Class A REIT * 5,350 44,351
Apollo Commercial Real Estate Finance,
Inc. REIT 11,768 115,209
Apple Hospitality REIT, Inc. 18,672 271,491
Arbor Realty Trust, Inc. REIT 10,506 150,761
ARES Commercial Real Estate Corp. REIT 4,481 29,799
Armada Hoffler Properties, Inc. REIT 4,683 51,934
ARMOUR Residential REIT, Inc. 3,940 76,357
Arrow Financial Corp. 1,674 43,608
AssetMark Financial Holdings, Inc. * 1,102 38,074
Associated Banc-Corp. 12,300 260,145
Atlantic Union Bankshares Corp. 37,100 1,218,735
Atlanticus Holdings Corp. * 580 16,344
Axos Financial, Inc. * 3,855 220,313
Banc of California, Inc. 11,613 148,414
BancFirst Corp. 1,494 131,024
Banco Latinoamericano de Comercio
Exterior SA (Panama)  2,488 73,819
Bank First Corp. 893 73,753
Bank of Hawaii Corp. 2,240 128,150
Bank of Marin Bancorp 1,722 27,879
Bank of NT Butterfield & Son Ltd.
(Bermuda)  3,951 138,759
Bank7 Corp. 567 17,747
BankUnited, Inc. 4,316 126,329
Bankwell Financial Group, Inc. 893 22,655
Banner Corp. 1,987 98,635
Bar Harbor Bankshares 1,553 41,745
BayCom Corp. 1,329 27,045
BCB Bancorp, Inc. 2,112 22,451
Berkshire Hills Bancorp, Inc. 2,522 57,502
BGC Group, Inc. Class A  12,884 106,937
Bit Digital, Inc. * (China)  9,436 30,006
Blackstone Mortgage Trust, Inc.
Class A REIT 14,169 246,824
Blue Foundry Bancorp * 2,730 24,761
Braemar Hotels & Resorts, Inc. REIT 5,022 12,806
Brandywine Realty Trust REIT 13,035 58,397
Bread Financial Holdings, Inc. 22,758 1,014,096
Bridgewater Bancshares, Inc. * 2,447 28,410
BrightSpire Capital, Inc. REIT 11,812 67,328
Broadstone Net Lease, Inc. REIT 15,284 242,557
Brookfield Business Corp. Class A (Canada)  2,122 43,331
Brookline Bancorp, Inc. 5,086 42,468
BRT Apartments Corp. REIT 829 14,483
Burford Capital Ltd. 15,922 207,782
Burke & Herbert Financial Services Corp. 1,215 61,941
Business First Bancshares, Inc. 2,367 51,506
Byline Bancorp, Inc. 2,870 68,134
C&F Financial Corp. 28 1,350
Cadence Bank 10,429 294,932
California BanCorp * 1,078 23,177
Cambridge Bancorp 743 51,267
Camden National Corp. 27,337 902,121
Cannae Holdings, Inc. 4,977 90,283
Capital Bancorp, Inc. 1,198 24,559
Capital City Bank Group, Inc. 1,439 40,925
Capitol Federal Financial, Inc. 9,618 52,803
CareTrust REIT, Inc. 10,098 253,460
Carter Bankshares, Inc. * 2,517 38,057
Cathay General Bancorp 3,949 148,956

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
CBL & Associates Properties, Inc. REIT 612 $ 14,309
Centerspace REIT 1,165 78,789
Central Pacific Financial Corp. 1,540 32,648
Chatham Lodging Trust REIT 3,891 33,151
Chemung Financial Corp. 437 20,976
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,220 18,739
Chimera Investment Corp. REIT 6,400 81,920
ChoiceOne Financial Services, Inc. 886 25,384
Cipher Mining, Inc. * 4,460 18,509
Citizens & Northern Corp. 1,730 30,950
Citizens Financial Services, Inc. 567 25,464
City Holding Co. 747 79,369
City Office REIT, Inc. 3,745 18,650
Civista Bancshares, Inc. 1,756 27,200
Claros Mortgage Trust, Inc. REIT 7,103 56,966
Clipper Realty, Inc. REIT 107 386
CNB Financial Corp. 2,117 43,208
CNO Financial Group, Inc. 136,799 3,792,068
Coastal Financial Corp. * 264 12,181
Codorus Valley Bancorp, Inc. 1,016 24,425
Colony Bankcorp, Inc. 1,947 23,851
Columbia Banking System, Inc. 200,369 3,985,339
Columbia Financial, Inc. * 2,696 40,359
Community Financial System, Inc. 3,042 143,613
Community Healthcare Trust, Inc. REIT 1,973 46,148
Community Trust Bancorp, Inc. 1,395 60,906
Community West Bancshares 1,874 34,669
Compass Diversified Holdings 5,702 124,817
ConnectOne Bancorp, Inc. 3,311 62,545
Consumer Portfolio Services, Inc. * 887 8,693
COPT Defense Properties REIT 9,004 225,370
Core Scientific, Inc. * 3,029 28,170
CrossFirst Bankshares, Inc. * 4,229 59,291
CTO Realty Growth, Inc. REIT 1,593 27,814
Cushman & Wakefield PLC * 9,645 100,308
Customers Bancorp, Inc. * 2,340 112,273
CVB Financial Corp. 10,467 180,451
Diamond Hill Investment Group, Inc. 100 14,075
DiamondRock Hospitality Co. REIT 17,136 144,799
Dime Community Bancshares, Inc. 2,679 54,652
Diversified Healthcare Trust REIT 17,251 52,616
Donegal Group, Inc. Class A  1,916 24,678
Douglas Emmett, Inc. REIT 9,199 122,439
Dynex Capital, Inc. REIT 5,144 61,419
Eagle Bancorp, Inc. 1,710 32,319
Easterly Government Properties, Inc. REIT 7,614 94,185
Eastern Bankshares, Inc. 12,955 181,111
Ellington Financial, Inc. REIT 6,248 75,476
Elme Communities REIT 7,015 111,749
Empire State Realty Trust, Inc.
Class A REIT 10,581 99,250
Employers Holdings, Inc. 1,492 63,604
Enact Holdings, Inc. 2,563 78,582
Encore Capital Group, Inc. * 2,035 84,921
Enova International, Inc. * 1,643 102,277
Enstar Group Ltd. * 1,032 315,482
Enterprise Bancorp, Inc. 1,150 28,612
Enterprise Financial Services Corp. 3,153 128,989
Equity Bancshares, Inc. Class A  1,406 49,491
Equity Commonwealth REIT * 7,869 152,659
Esquire Financial Holdings, Inc. 284 13,518
ESSA Bancorp, Inc. 1,243 21,864
Essent Group Ltd. 8,414 472,783
a Shares Value
Essential Properties Realty Trust, Inc. REIT 13,861 $ 384,088
F&G Annuities & Life, Inc. 1,026 39,039
Farmers & Merchants Bancorp, Inc. 1,425 33,088
Farmers National Banc Corp. 3,623 45,251
Farmland Partners, Inc. REIT 3,107 35,824
FB Financial Corp. 3,032 118,339
Federal Agricultural Mortgage Corp. Class C  135 24,411
Fidelis Insurance Holdings Ltd. (United
Kingdom)  4,096 66,806
Fidelity D&D Bancorp, Inc. 583 25,535
Financial Institutions, Inc. 1,725 33,327
First BanCorp 8,787 160,714
First Bancorp, Inc. 1,182 29,373
First Bancorp/Southern Pines NC 45,468 1,451,339
First Bancshares, Inc. 2,711 70,432
First Bank 2,446 31,162
First Busey Corp. 4,622 111,899
First Business Financial Services, Inc. 827 30,591
First Commonwealth Financial Corp. 95,494 1,318,772
First Community Bankshares, Inc. 1,555 57,286
First Financial Bancorp 5,366 119,233
First Financial Corp. 1,169 43,113
First Financial Northwest, Inc. 858 18,130
First Foundation, Inc. 3,563 23,338
First Internet Bancorp 757 20,454
First Interstate BancSystem, Inc. Class A  149,086 4,140,118
First Merchants Corp. 4,890 162,788
First Mid Bancshares, Inc. 2,075 68,226
First of Long Island Corp. 2,611 26,162
First Western Financial, Inc. * 1,012 17,204
Five Star Bancorp 1,697 40,134
Flushing Financial Corp. 2,121 27,891
Forge Global Holdings, Inc. * 10,519 15,358
Four Corners Property Trust, Inc. REIT 7,634 188,331
Franklin BSP Realty Trust, Inc. REIT 5,920 74,592
Franklin Street Properties Corp. REIT 7,721 11,813
FRP Holdings, Inc. * 790 22,531
FS Bancorp, Inc. 805 29,342
FTAI Infrastructure, Inc. 8,140 70,248
Fulton Financial Corp. 9,184 155,944
FVCBankcorp, Inc. * 2,227 24,319
GCM Grosvenor, Inc. Class A  1,416 13,820
Genworth Financial, Inc. Class A * 25,329 152,987
German American Bancorp, Inc. 43,323 1,531,468
Getty Realty Corp. REIT 3,796 101,201
Glacier Bancorp, Inc. 9,263 345,695
Gladstone Commercial Corp. REIT 2,735 39,028
Gladstone Land Corp. REIT 1,956 26,778
Global Medical REIT, Inc. 5,085 46,172
Global Net Lease, Inc. REIT 16,011 117,681
GoHealth, Inc. Class A * 500 4,860
Granite Point Mortgage Trust, Inc. REIT 4,000 11,880
Great Southern Bancorp, Inc. 840 46,712
Greenlight Capital Re Ltd. Class A * 2,913 38,160
Guaranty Bancshares, Inc. 953 30,058
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  1,807 30,087
Hancock Whitney Corp. 6,856 327,922
Hanmi Financial Corp. 1,757 29,377
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 8,963 265,305
Hanover Insurance Group, Inc. 19,524 2,449,091
HarborOne Bancorp, Inc. 4,041 44,976
HBT Financial, Inc. 1,506 30,753

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Heartland Financial USA, Inc. 3,569 $ 158,642
Heritage Commerce Corp. 5,630 48,981
Heritage Financial Corp. 2,013 36,294
Heritage Insurance Holdings, Inc. * 2,163 15,314
Highwoods Properties, Inc. REIT 32,206 846,052
Hilltop Holdings, Inc. 3,973 124,275
Hingham Institution For Savings 177 31,662
Hippo Holdings, Inc. * 1,682 28,914
Home Bancorp, Inc. 809 32,368
Home BancShares, Inc. 15,292 366,396
HomeStreet, Inc. 1,994 22,732
HomeTrust Bancshares, Inc. 1,497 44,955
Hope Bancorp, Inc. 6,708 72,044
Horace Mann Educators Corp. 58,035 1,893,102
Horizon Bancorp, Inc. 4,041 49,987
Hudson Pacific Properties, Inc. REIT 10,579 50,885
Hut 8 Corp. * (Canada)  6,392 95,816
Independence Realty Trust, Inc. REIT 18,179 340,674
Independent Bank Corp. 2,465 125,025
Independent Bank Corp. MI 1,888 50,976
Independent Bank Group, Inc. 2,864 130,369
Industrial Logistics Properties Trust REIT 4,826 17,760
Innovative Industrial Properties, Inc. REIT 2,313 252,626
International Bancshares Corp. 4,442 254,127
InvenTrust Properties Corp. REIT 5,436 134,595
Invesco Mortgage Capital, Inc. REIT 4,257 39,888
Investar Holding Corp. 1,349 20,775
Investors Title Co. 148 26,659
Jackson Financial, Inc. Class A  4,627 343,601
James River Group Holdings Ltd. 2,573 19,889
JBG SMITH Properties REIT 5,434 82,760
John Marshall Bancorp, Inc. 1,554 27,102
Kearny Financial Corp. 5,997 36,882
Kennedy-Wilson Holdings, Inc. 9,058 88,044
Kite Realty Group Trust REIT 69,613 1,557,939
KKR Real Estate Finance Trust, Inc. REIT 3,181 28,788
Ladder Capital Corp. REIT 9,708 109,603
Lakeland Financial Corp. 1,352 83,175
LCNB Corp. 1,697 23,605
Legacy Housing Corp. * 584 13,397
Lemonade, Inc. * 922 15,213
LendingClub Corp. * 9,535 80,666
LendingTree, Inc. * 129 5,365
LINKBANCORP, Inc. 3,310 20,257
Live Oak Bancshares, Inc. 639 22,403
LTC Properties, Inc. REIT 3,413 117,748
LXP Industrial Trust REIT 23,406 213,463
Macatawa Bank Corp. 2,546 37,172
Macerich Co. REIT 17,755 274,137
Maiden Holdings Ltd. * 7,232 14,898
Marathon Digital Holdings, Inc. * 3,999 79,380
Marcus & Millichap, Inc. 1,991 62,756
MBIA, Inc. * 4,082 22,410
McGrath RentCorp 18,804 2,003,566
Medallion Financial Corp. 2,853 21,911
Mercantile Bank Corp. 1,431 58,056
Merchants Bancorp 1,595 64,661
Mercury General Corp. 2,036 108,193
Metrocity Bankshares, Inc. 1,720 45,408
Metropolitan Bank Holding Corp. * 1,075 45,247
MFA Financial, Inc. REIT 8,249 87,769
Mid Penn Bancorp, Inc. 1,640 35,998
Middlefield Banc Corp. 950 22,847
Midland States Bancorp, Inc. 1,208 27,361
a Shares Value
MidWestOne Financial Group, Inc. 1,479 $ 33,263
Mr Cooper Group, Inc. * 3,314 269,196
MVB Financial Corp. 1,431 26,674
National Bank Holdings Corp. Class A  2,134 83,333
National Bankshares, Inc. 791 22,369
National Health Investors, Inc. REIT 3,448 233,533
National Western Life Group, Inc. Class A  198 98,394
Navient Corp. 7,042 102,532
NB Bancorp, Inc. * 3,723 56,143
NBT Bancorp, Inc. 2,478 95,651
Nelnet, Inc. Class A  1,237 124,764
NET Lease Office Properties REIT 1,203 29,618
NETSTREIT Corp. REIT 4,187 67,411
New York Community Bancorp, Inc. 61,885 199,270
New York Mortgage Trust, Inc. REIT 7,346 42,901
Newmark Group, Inc. Class A  11,646 119,139
NewtekOne, Inc. 2,303 28,949
NexPoint Diversified Real Estate Trust REIT 3,122 17,265
Nexpoint Real Estate Finance, Inc. REIT 785 10,770
NexPoint Residential Trust, Inc. REIT 1,780 70,328
NI Holdings, Inc. * 884 13,525
Nicolet Bankshares, Inc. 928 77,061
NMI Holdings, Inc. Class A * 6,091 207,338
Northeast Bank 696 42,359
Northeast Community Bancorp, Inc. 1,515 26,997
Northfield Bancorp, Inc. 4,157 39,408
Northrim BanCorp, Inc. 590 34,008
Northwest Bancshares, Inc. 7,209 83,264
Norwood Financial Corp. 980 24,872
Oak Valley Bancorp 934 23,322
OceanFirst Financial Corp. 5,174 82,215
Offerpad Solutions, Inc. * 710 3,138
OFG Bancorp 2,614 97,894
Old National Bancorp 25,430 437,142
Old Second Bancorp, Inc. 4,064 60,188
One Liberty Properties, Inc. REIT 1,422 33,389
Onity Group, Inc. * 891 21,366
Orange County Bancorp, Inc. 569 30,089
Orchid Island Capital, Inc. REIT 4,502 37,547
Origin Bancorp, Inc. 2,568 81,457
Orion Office REIT, Inc. 4,132 14,834
Orrstown Financial Services, Inc. 926 25,335
Outfront Media, Inc. REIT 7,352 105,134
Pacific Premier Bancorp, Inc. 5,512 126,611
Pagseguro Digital Ltd. Class A * (Brazil)  7,479 87,429
Paramount Group, Inc. REIT 14,505 67,158
Park National Corp. 1,208 171,947
Parke Bancorp, Inc. 1,314 22,864
Pathward Financial, Inc. 974 55,099
PCB Bancorp 1,368 22,271
Peakstone Realty Trust REIT 3,104 32,902
Peapack-Gladstone Financial Corp. 1,763 39,932
Pebblebrook Hotel Trust REIT 9,435 129,731
PennyMac Financial Services, Inc. 1,053 99,614
PennyMac Mortgage Investment Trust REIT 7,431 102,176
Peoples Bancorp of North Carolina, Inc. 685 20,002
Peoples Bancorp, Inc. 60,612 1,818,360
Peoples Financial Services Corp. 767 34,929
Phillips Edison & Co., Inc. REIT 8,339 272,769
Piedmont Office Realty Trust, Inc.
Class A REIT 10,460 75,835
Pioneer Bancorp, Inc. * 1,862 18,639
Piper Sandler Cos. 7,242 1,666,891
Plumas Bancorp 698 25,114

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Plymouth Industrial REIT, Inc. 2,717 $ 58,089
Ponce Financial Group, Inc. * 2,462 22,503
Postal Realty Trust, Inc. Class A REIT 337 4,492
PotlatchDeltic Corp. REIT 6,405 252,293
PRA Group, Inc. * 3,168 62,283
Preferred Bank 720 54,353
Premier Financial Corp. 3,277 67,047
Primis Financial Corp. 2,563 26,860
Princeton Bancorp, Inc. 671 22,210
ProAssurance Corp. * 2,868 35,047
Provident Bancorp, Inc. * 2,183 22,245
Provident Financial Services, Inc. 7,276 104,411
QCR Holdings, Inc. 1,417 85,020
Radian Group, Inc. 8,828 274,551
RBB Bancorp 1,878 35,325
RE/MAX Holdings, Inc. Class A  1,377 11,154
Ready Capital Corp. REIT 13,410 109,694
Red River Bancshares, Inc. 571 27,402
Redwood Trust, Inc. REIT 10,770 69,897
Regional Management Corp. 844 24,257
Renasant Corp. 3,128 95,529
Republic Bancorp, Inc. Class A  836 44,818
Retail Opportunity Investments Corp. REIT 10,100 125,543
Riot Platforms, Inc. * 18,730 171,192
RLJ Lodging Trust REIT 12,530 120,664
RMR Group, Inc. Class A  1,300 29,380
Roadzen, Inc. * 1,563 3,470
S&T Bancorp, Inc. 2,212 73,859
Sabra Health Care REIT, Inc. 18,920 291,368
Safehold, Inc. REIT 4,389 84,664
Safety Insurance Group, Inc. 810 60,774
Sandy Spring Bancorp, Inc. 34,678 844,756
Saul Centers, Inc. REIT 61 2,243
Seacoast Banking Corp. of Florida 91,656 2,166,748
Selective Insurance Group, Inc. 820 76,941
Selectquote, Inc. * 12,282 33,898
Service Properties Trust REIT 13,760 70,726
ServisFirst Bancshares, Inc. 2,874 181,608
Seven Hills Realty Trust REIT 1,759 22,304
Shore Bancshares, Inc. 2,980 34,121
Sierra Bancorp 1,493 33,413
Silvercrest Asset Management Group, Inc.
Class A  1,384 21,577
Simmons First National Corp. Class A  7,093 124,695
SiriusPoint Ltd. * (Bermuda)  7,888 96,234
SITE Centers Corp. REIT 15,678 227,331
Skyward Specialty Insurance Group, Inc. * 2,497 90,341
SL Green Realty Corp. REIT 5,249 297,303
SmartFinancial, Inc. 1,559 36,902
South Plains Financial, Inc. 1,220 32,940
Southern California Bancorp * 1,683 22,670
Southern First Bancshares, Inc. * 957 27,983
Southern Missouri Bancorp, Inc. 964 43,390
Southern States Bancshares, Inc. 1,026 27,846
Southside Bancshares, Inc. 2,200 60,742
SouthState Corp. 58,130 4,442,295
STAG Industrial, Inc. REIT 12,324 444,403
Star Holdings * 999 12,048
Stellar Bancorp, Inc. 4,315 99,072
Sterling Bancorp, Inc. * 3,526 18,441
Stewart Information Services Corp. 1,518 94,237
Stock Yards Bancorp, Inc. 2,220 110,267
StoneX Group, Inc. * 2,082 156,795
Stratus Properties, Inc. * 293 7,389
a Shares Value
Summit Hotel Properties, Inc. REIT 7,972 $ 47,752
Sunstone Hotel Investors, Inc. REIT 156,410 1,636,049
SWK Holdings Corp. * 784 13,320
Tanger, Inc. REIT 5,394 146,231
Terawulf, Inc. * 1,516 6,746
Terreno Realty Corp. REIT 7,557 447,223
Texas Capital Bancshares, Inc. * 3,820 233,555
Third Coast Bancshares, Inc. * 1,375 29,246
Timberland Bancorp, Inc. 933 25,275
Tiptree, Inc. 1,805 29,764
Tompkins Financial Corp. 1,062 51,932
Towne Bank 5,806 158,330
TPG RE Finance Trust, Inc. REIT 4,745 40,997
Transcontinental Realty Investors, Inc.
REIT * 96 2,662
TriCo Bancshares 57,839 2,288,689
Triumph Financial, Inc. * 273 22,318
TrustCo Bank Corp. 994 28,597
Trustmark Corp. 3,451 103,668
Two Harbors Investment Corp. REIT 8,277 109,339
UMB Financial Corp. 3,660 305,317
UMH Properties, Inc. REIT 4,158 66,486
United Bankshares, Inc. 10,446 338,868
United Community Banks, Inc. 6,620 168,545
United Fire Group, Inc. 2,109 45,322
Uniti Group, Inc. REIT 19,455 56,809
Unity Bancorp, Inc. 919 27,175
Universal Health Realty Income Trust REIT 141 5,519
Universal Insurance Holdings, Inc. 1,928 36,169
Univest Financial Corp. 2,678 61,139
Urban Edge Properties REIT 9,975 184,238
USCB Financial Holdings, Inc. 1,372 17,603
Valley National Bancorp 34,096 237,990
Velocity Financial, Inc. * 1,050 18,826
Veris Residential, Inc. REIT 5,968 89,520
Veritex Holdings, Inc. 3,047 64,261
Victory Capital Holdings, Inc. Class A  23,014 1,098,458
Virginia National Bankshares Corp. 643 21,090
Virtus Investment Partners, Inc. 135 30,490
WaFd, Inc. 5,528 157,990
Walker & Dunlop, Inc. 796 78,167
Washington Trust Bancorp, Inc. 1,631 44,706
Waterstone Financial, Inc. 2,068 26,450
WesBanco, Inc. 4,850 135,363
West BanCorp, Inc. 1,743 31,200
Westamerica BanCorp 1,256 60,954
Whitestone REIT 3,793 50,485
World Acceptance Corp. * 86 10,628
WSFS Financial Corp. 84,408 3,967,176
Xenia Hotels & Resorts, Inc. REIT 8,540 122,378
83,178,922
Industrial - 21.5%
spacing
908 Devices, Inc. * 1,714 8,827
AAR Corp. * 2,241 162,921
AerSale Corp. * 2,386 16,511
Air Transport Services Group, Inc. * 3,950 54,786
Albany International Corp. Class A  1,823 153,952
Allient, Inc. 941 23,779
American Woodmark Corp. * 1,197 94,084
AMMO, Inc. * 6,700 11,256
Apogee Enterprises, Inc. 1,319 82,879
Applied Optoelectronics, Inc. * 3,039 25,193
Archer Aviation, Inc. Class A * 1,365 4,805

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Arcosa, Inc. 3,862 $ 322,129
Ardmore Shipping Corp. (Ireland)  3,338 75,205
Arq, Inc. * 1,815 11,017
Aspen Aerogels, Inc. * 3,639 86,790
Astec Industries, Inc. 1,846 54,752
Astronics Corp. * 2,289 45,849
Atmus Filtration Technologies, Inc. * 12,777 367,722
AZZ, Inc. 437 33,758
Barnes Group, Inc. 3,685 152,596
Bel Fuse, Inc. Class A  140 11,327
Bel Fuse, Inc. Class B  828 54,019
Belden, Inc. 1,510 141,638
Benchmark Electronics, Inc. 44,706 1,764,099
Bloom Energy Corp. Class A * 1,405 17,197
Boise Cascade Co. 1,703 203,032
Caesarstone Ltd. * 1,434 7,170
ChargePoint Holdings, Inc. * 13,557 20,471
Chart Industries, Inc. * 14,111 2,036,782
Clearwater Paper Corp. * 1,340 64,950
Coherent Corp. * 40,258 2,917,095
Columbus McKinnon Corp. 48,764 1,684,309
Concrete Pumping Holdings, Inc. * 1,366 8,210
Core Molding Technologies, Inc. * 678 10,807
Costamare, Inc. (Monaco)  3,390 55,698
Covenant Logistics Group, Inc. 554 27,307
CryoPort, Inc. * 426 2,944
CTS Corp. 1,711 86,628
DHT Holdings, Inc. 10,651 123,232
Dorian LPG Ltd. 1,351 56,688
Ducommun, Inc. * 1,076 62,473
DXP Enterprises, Inc. * 897 41,118
Eastern Co. 406 10,341
Eastman Kodak Co. * 4,960 26,685
Encore Wire Corp. 1,151 333,594
EnerSys 289 29,917
Enpro, Inc. 1,505 219,083
Enviri Corp. * 6,363 54,913
ESCO Technologies, Inc. 978 102,729
FARO Technologies, Inc. * 1,255 20,080
FLEX LNG Ltd. * (Norway)  719 19,442
Fluor Corp. * 1,266 55,134
Forward Air Corp. 2,001 38,099
Gates Industrial Corp. PLC * 48,238 762,643
GATX Corp. 2,789 369,152
Genco Shipping & Trading Ltd. 3,648 77,739
Gencor Industries, Inc. * 619 11,971
Gibraltar Industries, Inc. * 1,267 86,853
Golden Ocean Group Ltd. (Norway)  9,943 137,213
GoPro, Inc. Class A * 9,656 13,712
GrafTech International Ltd. 1,555 1,508
Granite Construction, Inc. 714 44,247
Great Lakes Dredge & Dock Corp. * 4,934 43,321
Greenbrier Cos., Inc. 2,469 122,339
Greif, Inc. Class A  2,127 122,239
Greif, Inc. Class B  388 24,246
Heartland Express, Inc. 2,066 25,474
Helios Technologies, Inc. 812 38,773
Hillenbrand, Inc. 3,706 148,314
Hillman Solutions Corp. * 12,435 110,050
Hub Group, Inc. Class A  4,921 211,849
Hyster-Yale, Inc. 378 26,358
Ichor Holdings Ltd. * 1,806 69,621
Insteel Industries, Inc. 18,756 580,686
International Seaways, Inc. 3,173 187,619
a Shares Value
Intuitive Machines, Inc. * 2,197 $ 7,250
Itron, Inc. * 388 38,396
JELD-WEN Holding, Inc. * 4,530 61,019
John Bean Technologies Corp. 2,303 218,716
John Wood Group PLC * (United Kingdom)  610,307 1,584,734
Kennametal, Inc. 6,421 151,150
Kimball Electronics, Inc. * 1,717 37,740
Knowles Corp. * 237,134 4,092,933
Kratos Defense & Security Solutions, Inc. * 6,624 132,546
L B Foster Co. Class A * 709 15,258
Latham Group, Inc. * 2,852 8,642
Li-Cycle Holdings Corp. * (Canada)  138 901
Lindsay Corp. 394 48,415
Louisiana-Pacific Corp. 12,902 1,062,222
LSB Industries, Inc. * 4,042 33,064
LSI Industries, Inc. 600 8,682
Luxfer Holdings PLC (United Kingdom)  1,973 22,867
Manitowoc Co., Inc. * 2,564 29,563
Marten Transport Ltd. 3,437 63,413
Masterbrand, Inc. * 10,061 147,695
Materion Corp. 88 9,515
Matson, Inc. 2,751 360,298
Mayville Engineering Co., Inc. * 890 14,827
Melrose Industries PLC (United Kingdom)  220,709 1,537,114
Mercury Systems, Inc. * 4,307 116,246
Mesa Laboratories, Inc. 255 22,126
Metallus, Inc. * 3,253 65,938
MicroVision, Inc. * 7,486 7,935
Mirion Technologies, Inc. * 13,796 148,169
Mistras Group, Inc. * 1,163 9,641
Mueller Industries, Inc. 803 45,723
Mueller Water Products, Inc. Class A  217,754 3,902,152
National Presto Industries, Inc. 406 30,503
Net Power, Inc. * 1,505 14,794
NEXTracker, Inc. Class A * 2,366 110,918
NL Industries, Inc. 437 2,635
nLight, Inc. * 3,385 36,998
NN, Inc. * 3,756 11,268
Nordic American Tankers Ltd. 15,596 62,072
Northwest Pipe Co. * 482 16,374
NV5 Global, Inc. * 867 80,605
O-I Glass, Inc. * 12,496 139,080
Olympic Steel, Inc. 867 38,868
Orion Group Holdings, Inc. * 2,217 21,084
OSI Systems, Inc. * 51 7,014
Overseas Shipholding Group, Inc. Class A  3,668 31,105
Pactiv Evergreen, Inc. 3,214 36,382
PAM Transportation Services, Inc. * 364 6,323
Pangaea Logistics Solutions Ltd. 2,603 20,381
Park Aerospace Corp. 675 9,234
Park-Ohio Holdings Corp. 749 19,392
Plexus Corp. * 1,508 155,595
Primoris Services Corp. 69,264 3,455,581
Proto Labs, Inc. * 1,984 61,286
Pure Cycle Corp. * 967 9,235
PureCycle Technologies, Inc. * 8,019 47,472
QinetiQ Group PLC (United Kingdom)  880,865 4,918,681
Radiant Logistics, Inc. * 2,133 12,137
Ranpak Holdings Corp. * 3,317 21,328
Redwire Corp. * 1,404 10,067
Regal Rexnord Corp. 26,704 3,610,915
Ryerson Holding Corp. 35,881 699,679
Safe Bulkers, Inc. (Monaco)  5,600 32,592
Sanmina Corp. * 38,370 2,542,012

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Scorpio Tankers, Inc. (Monaco)  3,715 $ 301,992
Senior PLC (United Kingdom)  840,264 1,682,835
SFL Corp. Ltd. (Norway)  6,697 92,954
SmartRent, Inc. * 15,092 36,070
Smith & Wesson Brands, Inc. 3,320 47,609
Southland Holdings, Inc. * 349 1,598
Standard BioTools, Inc. * 18,048 31,945
Standex International Corp. 211 34,003
Stoneridge, Inc. * 1,958 31,250
Sturm Ruger & Co., Inc. 842 35,069
Summit Materials, Inc. Class A * 9,831 359,913
Teekay Corp. * (Bermuda)  4,394 39,414
Teekay Tankers Ltd. Class A (Canada)  1,906 131,152
Tennant Co. 840 82,690
Terex Corp. 5,301 290,707
Thermon Group Holdings, Inc. * 2,328 71,609
Timken Co. 843 67,550
Tredegar Corp. 2,300 11,017
TriMas Corp. 3,161 80,795
Trinity Industries, Inc. 605 18,102
Triumph Group, Inc. * 5,178 79,793
TTM Technologies, Inc. * 8,005 155,537
Turtle Beach Corp. * 602 8,633
Tutor Perini Corp. * 3,531 76,905
Twin Disc, Inc. 756 8,906
UFP Industries, Inc. 27,666 3,098,592
Ultralife Corp. * 675 7,169
Universal Logistics Holdings, Inc. 373 15,140
Valmont Industries, Inc. 8,960 2,459,072
Vicor Corp. * 783 25,964
Virgin Galactic Holdings, Inc. * 1,598 13,471
Vishay Intertechnology, Inc. 9,977 222,487
Werner Enterprises, Inc. 4,322 154,857
Willis Lease Finance Corp. 207 14,345
World Kinect Corp. 4,533 116,951
Worthington Enterprises, Inc. 338 15,998
Zurn Elkay Water Solutions Corp. 759 22,315
55,532,858
Technology - 4.9%
spacing
3D Systems Corp. * 10,040 30,823
ACI Worldwide, Inc. * 166,126 6,576,928
ACM Research, Inc. Class A * 1,290 29,747
Adeia, Inc. 1,519 16,990
Alpha & Omega Semiconductor Ltd. * 1,858 69,434
Ambarella, Inc. * 1,451 78,281
American Software, Inc. Class A  2,599 23,729
ASGN, Inc. * 2,879 253,841
Asure Software, Inc. * 1,990 16,716
Bandwidth, Inc. Class A * 285 4,811
BigBear.ai Holdings, Inc. * 2,121 3,203
Cantaloupe, Inc. * 258 1,703
Cerence, Inc. * 3,343 9,461
CEVA, Inc. * 179 3,453
Cohu, Inc. * 70,587 2,336,430
CommVault Systems, Inc. * 289 35,134
Conduent, Inc. * 13,544 44,153
Consensus Cloud Solutions, Inc. * 1,464 25,152
Corsair Gaming, Inc. * 3,057 33,749
Cricut, Inc. Class A * 785 4,702
CS Disco, Inc. * 1,063 6,336
D-Wave Quantum, Inc. * (Canada)  3,272 3,730
Daily Journal Corp. * 30 11,834
Definitive Healthcare Corp. * 4,429 24,182
a Shares Value
Diebold Nixdorf, Inc. * 2,054 $ 79,038
Digi International, Inc. * 2,777 63,677
Digimarc Corp. * 115 3,566
Digital Turbine, Inc. * 8,134 13,502
Diodes, Inc. * 3,201 230,248
Donnelley Financial Solutions, Inc. * 836 49,842
E2open Parent Holdings, Inc. * 13,940 62,591
EverCommerce, Inc. * 535 5,874
Fastly, Inc. Class A * 2,194 16,170
Grid Dynamics Holdings, Inc. * 1,270 13,348
Health Catalyst, Inc. * 4,358 27,848
IBEX Holdings Ltd. * 776 12,556
Immersion Corp. 2,637 24,814
Instructure Holdings, Inc. * 860 20,133
Integral Ad Science Holding Corp. * 5,132 49,883
Lumentum Holdings, Inc. * 22,028 1,121,666
MaxLinear, Inc. * 371 7,472
MeridianLink, Inc. * 895 19,117
Navitas Semiconductor Corp. * 8,498 33,397
NCR Voyix Corp. * 1,218 15,042
NetScout Systems, Inc. * 5,452 99,717
Olo, Inc. Class A * 4,489 19,841
ON24, Inc. * 2,387 14,346
OneSpan, Inc. * 318 4,077
Ouster, Inc. * 2,882 28,330
Outbrain, Inc. * 3,126 15,568
PAR Technology Corp. * 150 7,064
Photronics, Inc. * 3,214 79,289
Pitney Bowes, Inc. 666 3,390
Planet Labs PBC * 13,113 24,390
Playstudios, Inc. * 6,715 13,900
PowerSchool Holdings, Inc. Class A * 630 14,106
Rackspace Technology, Inc. * 5,895 17,567
Rekor Systems, Inc. * 1,899 2,943
Richardson Electronics Ltd. 874 10,392
Rigetti Computing, Inc. * 10,703 11,452
Rimini Street, Inc. * 3,659 11,233
SMART Global Holdings, Inc. * 4,128 94,407
SolarWinds Corp. 4,647 55,996
Synaptics, Inc. * 2,878 253,840
Telos Corp. * 4,664 18,749
Thoughtworks Holding, Inc. * 8,179 23,228
TTEC Holdings, Inc. 1,907 11,213
Unisys Corp. * 5,152 21,278
Veeco Instruments, Inc. * 761 35,546
Verint Systems, Inc. * 4,951 159,422
Vimeo, Inc. * 11,699 43,637
Vishay Precision Group, Inc. * 720 21,917
Xerox Holdings Corp. 9,480 110,158
12,741,302
Utilities - 3.1%
spacing
ALLETE, Inc. 4,739 295,477
Altus Power, Inc. * 5,720 22,422
Ameresco, Inc. Class A * 1,722 49,611
American States Water Co. 1,212 87,955
Avista Corp. 6,185 214,063
Black Hills Corp. 21,701 1,180,100
Brookfield Infrastructure Corp.
Class A (Canada)  9,557 321,689
California Water Service Group 3,301 160,065
Chesapeake Utilities Corp. 1,698 180,328
Consolidated Water Co. Ltd. (Cayman)  885 23,488
Genie Energy Ltd. Class B  519 7,588

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $3,118 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
Hawaiian Electric Industries, Inc. 8,933 $ 80,576
IDACORP, Inc. 25,572 2,382,032
MGE Energy, Inc. 1,640 122,541
Middlesex Water Co. 1,136 59,367
New Jersey Resources Corp. 7,906 337,902
Northwest Natural Holding Co. 3,062 110,569
Northwestern Energy Group, Inc. 5,062 253,505
ONE Gas, Inc. 4,551 290,581
Ormat Technologies, Inc. 4,271 306,231
Otter Tail Corp. 1,830 160,290
PNM Resources, Inc. 7,089 262,009
Portland General Electric Co. 8,252 356,816
RGC Resources, Inc. 411 8,405
SJW Group 2,461 133,435
Southwest Gas Holdings, Inc. 4,916 345,988
Spire, Inc. 4,433 269,216
Unitil Corp. 1,075 55,674
York Water Co. 730 27,076
8,104,999
Total Common Stocks
    (Cost $250,300,256) 254,490,449
Principal
Amount
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,126,616; collateralized by U.S.
Treasury Obligations: 3.625% - 5.385%
due 04/30/26 - 05/15/26 and value
$1,149,046) $ 1,126,152 1,126,152
a
U.S. Government Agency Issues - 1.2%
Federal Home Loan Bank
5.468% due 07/01/24  2,980,000 2,978,700
Total Short-Term Investments
(Cost $4,106,152) 4,104,852
TOTAL INVESTMENTS - 100.1%
(Cost $254,409,653) 258,599,900
DERIVATIVES - 0.0% 8,690
OTHER ASSETS & LIABILITIES, NET - (0.1%) (319,415)
NET ASSETS - 100.0% $ 258,289,175
Financial 32 .2%
Industrial 21 .5%
Consumer, Cyclical 13 .1%
Consumer, Non-Cyclical 10 .4%
Energy 6 .1%
Basic Materials 5 .4%
Technology 4 .9%
Utilities 3 .1%
Others (each less than 3.0%) 3 .4%
100 .1%
Derivatives 0.0%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/24 142 $ 1,457,460 $ 1,466,150 $ 8,690
a

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 4,599 $ – $ 1,481 $ 3,118
Common Stocks
Basic Materials 13,838,096 11,455,195 2,382,901 –
Communications 4,540,301 4,540,301 – –
Consumer, Cyclical 33,785,229 31,909,925 1,875,304 –
Consumer, Non-Cyclical 26,983,496 25,907,335 1,076,161 –
Energy 15,785,246 15,785,246 – –
Financial 83,178,922 83,178,922 – –
Industrial 55,532,858 45,809,494 9,723,364 –
Technology 12,741,302 12,741,302 – –
Utilities 8,104,999 8,104,999 – –
Total Common Stocks 254,490,449 239,432,719 15,057,730 –
Short-Term Investments 4,104,852 – 4,104,852 –
Derivatives:
Equity Contracts
Futures 8,690 8,690 – –
Total $ 258,608,590 $ 239,441,409 $ 19,164,063 $ 3,118

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57
Exp 11/23/27 * 73,697 $ –
Total Warrants
    (Cost $737) –
COMMON STOCKS - 96.1%
Basic Materials - 0.8%
spacing
Axalta Coating Systems Ltd. * 77,150 2,636,216
Communications - 2.9%
spacing
Chewy, Inc. Class A * 47,934 1,305,722
DigitalBridge Group, Inc. 164,371 2,251,883
Q2 Holdings, Inc. * 76,823 4,634,731
Vivid Seats, Inc. Class A * 318,813 1,833,175
10,025,511
Consumer, Cyclical - 8.2%
spacing
Brunswick Corp. 43,516 3,166,659
Five Below, Inc. * 23,113 2,518,624
Funko, Inc. Class A * 178,249 1,739,710
Genius Sports Ltd. * (United Kingdom)  650,091 3,542,996
Lear Corp. 24,350 2,781,014
Ollie's Bargain Outlet Holdings, Inc. * 35,890 3,523,321
Sabre Corp. * 512,438 1,368,209
Skechers USA, Inc. Class A * 66,344 4,585,697
Visteon Corp. * 43,054 4,593,862
27,820,092
Consumer, Non-Cyclical - 26.5%
spacing
Adaptive Biotechnologies Corp. * 329,427 1,192,526
Amicus Therapeutics, Inc. * 275,648 2,734,428
Annexon, Inc. * 107,692 527,691
Ascendis Pharma AS ADR * (Denmark)  14,221 1,939,460
Bio-Techne Corp. 60,644 4,345,143
BioAtla, Inc. * 54,508 74,676
Blueprint Medicines Corp. * 16,144 1,740,000
Boyd Group Services, Inc. (Canada)  20,092 3,774,015
Bridgebio Pharma, Inc. * 56,967 1,442,974
Certara, Inc. * 265,404 3,675,845
CG oncology, Inc. * 25,465 803,930
Collegium Pharmaceutical, Inc. * 62,141 2,000,940
Cytokinetics, Inc. * 22,693 1,229,507
Duckhorn Portfolio, Inc. * 361,528 2,566,849
elf Beauty, Inc. * 12,169 2,564,252
Envista Holdings Corp. * 121,113 2,014,109
European Wax Center, Inc. Class A * 301,630 2,995,186
Fractyl Health, Inc. * 95,365 407,209
Harmony Biosciences Holdings, Inc. * 50,073 1,510,702
HealthEquity, Inc. * 32,475 2,799,345
Immunocore Holdings PLC ADR * (United
Kingdom)  37,181 1,260,064
Kymera Therapeutics, Inc. * 34,722 1,036,452
Legend Biotech Corp. ADR * 30,773 1,362,936
Maravai LifeSciences Holdings, Inc.
Class A * 128,226 918,098
MaxCyte, Inc. * 37,781 148,102
Natera, Inc. * 25,605 2,772,765
Neurocrine Biosciences, Inc. * 14,083 1,938,807
a Shares Value
Oatly Group AB ADR * 695,187 $ 653,476
Optinose, Inc. * 300,735 312,764
Oxford Nanopore Technologies PLC *
(United Kingdom)  467,848 558,288
Prelude Therapeutics, Inc. * 52,611 200,448
PROCEPT BioRobotics Corp. * 38,149 2,330,522
Qiagen NV * 104,337 4,287,207
RB Global, Inc. (Canada)  81,901 6,253,960
Remitly Global, Inc. * 327,382 3,967,870
SpringWorks Therapeutics, Inc. * 50,951 1,919,324
TriNet Group, Inc. 27,888 2,788,800
U.S. Foods Holding Corp. * 120,366 6,376,991
UFP Technologies, Inc. * 9,959 2,627,881
UL Solutions, Inc. Class A  132,108 5,573,637
Ultragenyx Pharmaceutical, Inc. * 33,115 1,361,026
Viking Therapeutics, Inc. * 22,565 1,196,171
90,184,376
Energy - 6.1%
spacing
Antero Resources Corp. * 103,179 3,366,731
Matador Resources Co. 84,313 5,025,055
Permian Resources Corp. 213,543 3,448,719
TechnipFMC PLC (United Kingdom)  230,771 6,034,662
Viper Energy, Inc. 81,533 3,059,933
20,935,100
Financial - 5.0%
spacing
Corp. Inmobiliaria Vesta SAB de CV ADR
(Mexico)  62,320 1,868,977
GCM Grosvenor, Inc. Class A  228,865 2,233,722
Hamilton Lane, Inc. Class A  30,146 3,725,443
STAG Industrial, Inc. REIT 71,470 2,577,208
Terreno Realty Corp. REIT 36,582 2,164,923
WisdomTree, Inc. 444,585 4,405,837
16,976,110
Industrial - 18.9%
spacing
Advanced Energy Industries, Inc. 43,895 4,774,020
AptarGroup, Inc. 11,674 1,643,816
AZEK Co., Inc. * 40,448 1,704,074
Crane Co. 46,058 6,677,489
CryoPort, Inc. * 192,148 1,327,743
Flowserve Corp. 28,220 1,357,382
Gerresheimer AG (Germany)  28,029 3,012,085
GFL Environmental, Inc. 178,617 6,953,560
Jacobs Solutions, Inc. 40,833 5,704,778
Knight-Swift Transportation Holdings, Inc. 96,875 4,836,000
Littelfuse, Inc. 13,622 3,481,647
Loar Holdings, Inc. * 3,516 187,790
nVent Electric PLC 85,954 6,584,936
Saia, Inc. * 5,699 2,702,979
Summit Materials, Inc. Class A * 192,164 7,035,124
TopBuild Corp. * 12,401 4,777,733
XPO, Inc. * 15,581 1,653,923
64,415,079
Technology - 27.7%
spacing
ACV Auctions, Inc. Class A * 137,625 2,511,656
Alkami Technology, Inc. * 149,466 4,256,792
Allegro MicroSystems, Inc. * (Japan)  94,115 2,657,808
Altair Engineering, Inc. Class A * 28,529 2,798,124
Astera Labs, Inc. * 8,651 523,472
AvidXchange Holdings, Inc. * 172,715 2,082,943

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
CACI International, Inc. Class A * 16,941 $ 7,286,832
CCC Intelligent Solutions Holdings, Inc. * 395,418 4,393,094
Corsair Gaming, Inc. * 189,636 2,093,582
Definitive Healthcare Corp. * 421,879 2,303,459
DoubleVerify Holdings, Inc. * 177,360 3,453,199
ExlService Holdings, Inc. * 116,289 3,646,823
Five9, Inc. * 135,223 5,963,334
FormFactor, Inc. * 92,970 5,627,474
Guidewire Software, Inc. * 37,811 5,213,759
KBR, Inc. 85,011 5,452,606
Kinaxis, Inc. * (Canada)  32,916 3,795,788
Nova Ltd. * (Israel)  18,584 4,358,506
Onto Innovation, Inc. * 25,302 5,555,307
Outset Medical, Inc. * 146,702 564,803
PagerDuty, Inc. * 89,626 2,055,124
Procore Technologies, Inc. * 55,888 3,705,933
Rapid7, Inc. * 30,973 1,338,963
Schrodinger, Inc. * 116,942 2,261,658
SentinelOne, Inc. Class A * 160,727 3,383,303
Tempus AI, Inc. * 69,795 2,442,825
Thoughtworks Holding, Inc. * 518,919 1,473,730
Zeta Global Holdings Corp. Class A * 188,261 3,322,807
94,523,704
Total Common Stocks
    (Cost $322,438,327) 327,516,188
Principal
Amount
SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$923,822; collateralized by U.S. Treasury
Obligations: 3.625% due 05/15/26 and
value $941,995) $ 923,442 923,442
a
U.S. Government Agency Issues - 4.4%
Federal Home Loan Bank
5.468% due 07/01/24  15,044,000 15,037,437
Total Short-Term Investments
(Cost $15,967,442) 15,960,879
TOTAL INVESTMENTS - 100.8%
(Cost $338,406,506) 343,477,067
OTHER ASSETS & LIABILITIES, NET - (0.8%) (2,861,690)
NET ASSETS - 100.0% $ 340,615,377
Technology 27 .7%
Consumer, Non-Cyclical 26 .5%
Industrial 18 .9%
Consumer, Cyclical 8 .2%
Energy 6 .1%
Financial 5 .0%
Short-Term Investments 4 .7%
Others (each less than 3.0%) 3 .7%
100 .8%
Other Assets & Liabilities, Net ( 0 .8% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 2,636,216 $ 2,636,216 $ – $ –
Communications 10,025,511 10,025,511 – –
Consumer, Cyclical 27,820,092 27,820,092 – –
Consumer, Non-Cyclical 90,184,376 90,184,376 – –
Energy 20,935,100 20,935,100 – –
Financial 16,976,110 16,976,110 – –
Industrial 64,415,079 61,402,994 3,012,085 –
Technology 94,523,704 94,523,704 – –
Total Common Stocks 327,516,188 324,504,103 3,012,085 –
Short-Term Investments 15,960,879 – 15,960,879 –
Total $ 343,477,067 $ 324,504,103 $ 18,972,964 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights* ± Ω 15,650 $ 9,859
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights* ± Ω 3,861 1,815
Contra Rights Pulse Bi* 420 4,782
Icosavax, Inc. - Contingent Value Rights* 7,606 2,358
Inhibrx, Inc.* ± Ω 9,969 10,767
OmniAb, Inc. $12.50 - Earn Out
Shares* ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out
Shares* ± Ω 1,693 –
29,581
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 216 221
Total Rights
    (Cost $19,586) 29,802
WARRANTS - 0.0%
Basic Materials - 0.0%
Danimer Scientific, Inc. Exercise @ $5.00
Exp 05/03/29 * 8,581 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 99.4%
Basic Materials - 3.5%
spacing
5E Advanced Materials, Inc. * 2,469 2,987
AdvanSix, Inc. 7,690 176,255
American Vanguard Corp. 7,396 63,606
Arcadium Lithium PLC * (Jersey)  322,155 1,082,441
Avient Corp. 27,307 1,191,951
Balchem Corp. 9,512 1,464,372
Cabot Corp. 16,137 1,482,829
Caledonia Mining Corp. PLC (South Africa)  3,545 34,457
Carpenter Technology Corp. 14,166 1,552,310
Centrus Energy Corp. Class A * 4,160 177,840
Century Aluminum Co. * 16,160 270,680
Codexis, Inc. * 19,484 60,400
Coeur Mining, Inc. * 117,563 660,704
Commercial Metals Co. 34,491 1,896,660
Compass Minerals International, Inc. 10,319 106,595
Constellium SE * 38,687 729,250
Contango ORE, Inc. * 2,058 37,188
Critical Metals Corp. * (Austria)  1,875 21,131
Dakota Gold Corp. * 14,809 37,763
Ecovyst, Inc. * 34,442 308,945
Encore Energy Corp. * (Canada)  54,294 213,918
Energy Fuels, Inc. * 49,758 301,533
Glatfelter Corp. * 2,995 4,163
Hawkins, Inc. 5,725 520,975
Haynes International, Inc. 3,685 216,309
HB Fuller Co. 16,226 1,248,753
Hecla Mining Co. 172,377 836,028
i-80 Gold Corp. * (Canada)  66,634 71,965
Ingevity Corp. * 10,831 473,423
Innospec, Inc. 7,334 906,409
a Shares Value
Intrepid Potash, Inc. * 3,035 $ 71,110
Ivanhoe Electric, Inc. * 24,862 233,206
Kaiser Aluminum Corp. 4,795 421,480
Koppers Holdings, Inc. 5,861 216,798
Kronos Worldwide, Inc. 6,400 80,320
Lifezone Holdings Ltd. * (Isle of Man)  7,853 60,311
Lightwave Logic, Inc. * 38,260 114,397
Mativ Holdings, Inc. 16,509 279,993
Metals Acquisition Ltd. Class A * (Jersey)  15,174 207,732
Minerals Technologies, Inc. 9,585 797,089
Northern Technologies International Corp. 2,175 36,018
Novagold Resources, Inc. * (Canada)  74,660 258,324
Oil-Dri Corp. of America 1,579 101,198
Origin Materials, Inc. * 2,952 2,661
Orion SA (Germany)  17,121 375,635
Perimeter Solutions SA * 40,097 313,960
Perpetua Resources Corp. * 12,362 64,282
Piedmont Lithium, Inc. * 4,848 48,383
Quaker Chemical Corp. 4,182 709,685
Radius Recycling, Inc. 8,453 129,077
Rayonier Advanced Materials, Inc. * 17,403 94,672
Rogers Corp. * 5,573 672,160
Sensient Technologies Corp. 12,484 926,188
SSR Mining, Inc. (Canada)  60,439 272,580
Stepan Co. 6,362 534,154
Sylvamo Corp. 10,375 711,725
Trinseo PLC 877 2,026
Tronox Holdings PLC 35,753 560,965
U.S. Lime & Minerals, Inc. 588 214,138
Universal Stainless & Alloy Products, Inc. * 2,558 70,038
Ur-Energy, Inc. * 80,252 112,353
Uranium Energy Corp. * 116,672 701,199
Valhi, Inc. 693 12,356
Worthington Steel, Inc. 9,771 325,961
25,884,014
Communications - 3.9%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 72,942
1stdibs.com, Inc. * 7,194 32,301
A10 Networks, Inc. 21,089 292,083
ADTRAN Holdings, Inc. 25,986 136,686
Advantage Solutions, Inc. * 31,942 102,853
AMC Networks, Inc. Class A * 8,364 80,796
Anterix, Inc. * 3,536 139,990
Applied Digital Corp. * 29,327 174,496
AST SpaceMobile, Inc. * 35,129 407,848
ATN International, Inc. 3,134 71,455
AudioEye, Inc. * 2,114 37,228
Aviat Networks, Inc. * 3,694 105,981
Backblaze, Inc. Class A * 11,995 73,889
BARK, Inc. * 44,844 81,168
Beyond, Inc. * 13,354 174,670
Blacksky Technology, Inc. * 32,746 35,038
Blade Air Mobility, Inc. * 15,595 54,271
Boston Omaha Corp. Class A * 7,700 103,642
Bumble, Inc. Class A * 30,831 324,034
Cable One, Inc. 1,695 600,030
Calix, Inc. * 17,661 625,729
Cambium Networks Corp. * 282 787
Cardlytics, Inc. * 11,501 94,423
Cargurus, Inc. * 27,026 708,081
CarParts.com, Inc. * 1,262 1,262
Cars.com, Inc. * 19,332 380,840
Clear Channel Outdoor Holdings, Inc. * 103,484 145,912

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Clearfield, Inc. * 3,559 $ 137,235
Cogent Communications Holdings, Inc. 13,075 737,953
CommScope Holding Co., Inc. * 57,266 70,437
Consolidated Communications Holdings,
Inc. * 20,547 90,407
Couchbase, Inc. * 11,652 212,765
Credo Technology Group Holding Ltd. * 37,761 1,206,086
Despegar.com Corp. * (Argentina)  18,179 240,508
DigitalBridge Group, Inc. 47,594 652,038
DZS, Inc. * 574 672
EchoStar Corp. Class A * 36,441 649,014
Entravision Communications Corp. Class A  16,640 33,779
ePlus, Inc. * 7,954 586,051
Eventbrite, Inc. Class A * 25,402 122,946
EverQuote, Inc. Class A * 7,785 162,395
EW Scripps Co. Class A * 16,290 51,151
Extreme Networks, Inc. * 38,147 513,077
Figs, Inc. Class A * 40,721 217,043
fuboTV, Inc. * 95,338 118,219
Gambling.com Group Ltd. * (Malta)  4,536 37,286
Gannett Co., Inc. * 44,247 203,979
Getty Images Holdings, Inc. * 29,445 95,991
Globalstar, Inc. * 208,173 233,154
Gogo, Inc. * 20,147 193,814
Gray Television, Inc. 25,652 133,390
Grindr, Inc. * (Singapore)  7,465 91,372
Groupon, Inc. * 6,846 104,744
Harmonic, Inc. * 32,818 386,268
HealthStream, Inc. 7,270 202,833
Hims & Hers Health, Inc. * 56,339 1,137,484
IDT Corp. Class B  4,775 171,518
iHeartMedia, Inc. Class A * 37,733 41,129
Infinera Corp. * 58,384 355,559
Innovid Corp. * (Israel)  30,801 56,982
InterDigital, Inc. 7,427 865,691
Lands' End, Inc. * 4,088 55,556
Liberty Latin America Ltd. Class A * 9,569 91,958
Liberty Latin America Ltd. Class C * 39,329 378,345
LifeMD, Inc. * 10,237 70,226
Liquidity Services, Inc. * 6,539 130,649
LiveOne, Inc. * 19,941 31,307
Lumen Technologies, Inc. * 292,346 321,581
Magnite, Inc. * 37,503 498,415
MediaAlpha, Inc. Class A * 7,597 100,052
Mondee Holdings, Inc. * 11,749 28,198
National CineMedia, Inc. * 21,354 93,744
Nerdy, Inc. * 16,070 26,837
NETGEAR, Inc. * 8,143 124,588
Nextdoor Holdings, Inc. * 52,144 144,960
Ooma, Inc. * 5,971 59,292
Open Lending Corp. Class A * 29,580 165,056
Opendoor Technologies, Inc. * 184,875 340,170
OptimizeRx Corp. * 4,522 45,220
Pagaya Technologies Ltd. Class A * 12,095 154,332
Perficient, Inc. * 10,326 772,281
Powerfleet, Inc. NJ * 27,159 124,117
Preformed Line Products Co. 730 90,914
Q2 Holdings, Inc. * 17,585 1,060,903
QuinStreet, Inc. * 15,530 257,643
RealReal, Inc. * 29,022 92,580
Revolve Group, Inc. * 11,485 182,726
Ribbon Communications, Inc. * 30,207 99,381
RumbleON, Inc. Class B * 5,209 21,357
Scholastic Corp. 7,485 265,493
a Shares Value
Shenandoah Telecommunications Co. 14,548 $ 237,569
Shutterstock, Inc. 7,193 278,369
Sinclair, Inc. 8,879 118,357
Solo Brands, Inc. Class A * 5,125 11,685
Sphere Entertainment Co. * 8,148 285,669
Spok Holdings, Inc. 5,506 81,544
Sprinklr, Inc. Class A * 30,315 291,630
Squarespace, Inc. Class A * 18,014 785,951
Stagwell, Inc. * 27,101 184,829
Stitch Fix, Inc. Class A * 28,658 118,931
TechTarget, Inc. * 7,805 243,282
TEGNA, Inc. 53,404 744,452
Telephone & Data Systems, Inc. 29,587 613,338
Terran Orbital Corp. * 38,991 31,973
Thryv Holdings, Inc. * 8,973 159,899
Townsquare Media, Inc. Class A  4,734 51,885
TrueCar, Inc. * 24,636 77,111
Tucows, Inc. Class A * 2,783 53,768
Upwork, Inc. * 37,093 398,750
Urban One, Inc. * 200 398
Vacasa, Inc. Class A * 5,051 24,598
Value Line, Inc. 334 14,385
Viasat, Inc. * 36,058 457,937
Viavi Solutions, Inc. * 65,347 448,934
Vivid Seats, Inc. Class A * 21,086 121,244
WideOpenWest, Inc. * 15,069 81,523
Yelp, Inc. * 19,501 720,562
Ziff Davis, Inc. * 13,366 735,798
28,373,657
Consumer, Cyclical - 11.0%
spacing
A-Mark Precious Metals, Inc. 5,136 166,252
Abercrombie & Fitch Co. Class A * 14,928 2,654,795
Academy Sports & Outdoors, Inc. 21,476 1,143,597
Accel Entertainment, Inc. * 15,581 159,861
Acushnet Holdings Corp. 8,442 535,898
Adient PLC * 27,445 678,166
Aeva Technologies, Inc. * 6,007 15,138
Allegiant Travel Co. 4,635 232,816
AMC Entertainment Holdings, Inc. Class A * 76,535 381,144
American Axle & Manufacturing Holdings,
Inc. * 34,419 240,589
American Eagle Outfitters, Inc. 54,250 1,082,830
America's Car-Mart, Inc. * 1,980 119,216
Arhaus, Inc. 15,185 257,234
Arko Corp. 25,197 157,985
Asbury Automotive Group, Inc. * 6,005 1,368,359
Atlanta Braves Holdings, Inc. Class A * 2,808 116,055
Atlanta Braves Holdings, Inc. Class C * 15,010 591,994
Aurora Innovation, Inc. * 249,752 691,813
Bally's Corp. * 7,882 94,348
Beacon Roofing Supply, Inc. * 18,919 1,712,169
Beazer Homes USA, Inc. * 8,561 235,256
Biglari Holdings, Inc. Class B * 230 44,477
BJ's Restaurants, Inc. * 5,779 200,531
Blink Charging Co. * 28,899 79,183
Bloomin' Brands, Inc. 23,904 459,674
Blue Bird Corp. * 9,551 514,321
BlueLinx Holdings, Inc. * 2,475 230,398
Boot Barn Holdings, Inc. * 8,794 1,133,810
Brinker International, Inc. * 13,137 950,987
Buckle, Inc. 9,146 337,853
Build-A-Bear Workshop, Inc. 3,742 94,560
Caleres, Inc. 10,423 350,213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Camping World Holdings, Inc. Class A  12,370 $ 220,928
Canoo, Inc. * 17,617 37,524
Cavco Industries, Inc. * 2,453 849,155
Century Casinos, Inc. * 504 1,396
Century Communities, Inc. 8,561 699,091
Cheesecake Factory, Inc. 14,424 566,719
Chuy's Holdings, Inc. * 4,772 123,690
Cinemark Holdings, Inc. * 32,858 710,390
Citi Trends, Inc. * 2,417 51,385
Clarus Corp. 6,816 45,872
Clean Energy Fuels Corp. * 47,494 126,809
Commercial Vehicle Group, Inc. * 8,348 40,905
CompX International, Inc. 719 17,738
Cooper-Standard Holdings, Inc. * 4,782 59,488
Cracker Barrel Old Country Store, Inc. 6,448 271,848
Daktronics, Inc. * 12,109 168,921
Dana, Inc. 39,395 477,467
Dave & Buster's Entertainment, Inc. * 10,099 402,041
Denny's Corp. * 14,657 104,065
Designer Brands, Inc. Class A  11,317 77,295
Destination XL Group, Inc. * 15,629 56,890
Dine Brands Global, Inc. 4,348 157,398
Dorman Products, Inc. * 7,756 709,519
Douglas Dynamics, Inc. 6,445 150,813
Dragonfly Energy Holdings Corp. * 384 325
Dream Finders Homes, Inc. Class A * 8,229 212,473
El Pollo Loco Holdings, Inc. * 8,233 93,115
Empire Resorts, Inc. (Escrow) * ± Ω 953 –
Escalade, Inc. 2,759 38,047
Ethan Allen Interiors, Inc. 7,073 197,266
Everi Holdings, Inc. * 23,005 193,242
EVgo, Inc. * 27,092 66,375
EVI Industries, Inc. 2,052 38,824
First Watch Restaurant Group, Inc. * 8,846 155,336
FirstCash Holdings, Inc. 11,627 1,219,440
Flexsteel Industries, Inc. 1,336 41,496
Foot Locker, Inc. 24,803 618,091
Forestar Group, Inc. * 5,398 172,682
Fox Factory Holding Corp. * 12,712 612,591
Frontier Group Holdings, Inc. * 10,591 52,214
Full House Resorts, Inc. * 9,322 46,610
Funko, Inc. Class A * 9,070 88,523
G-III Apparel Group Ltd. * 12,071 326,762
Genesco, Inc. * 3,499 90,484
Gentherm, Inc. * 9,487 467,899
Global Business Travel Group I * 36,232 239,131
Global Industrial Co. 4,300 134,848
GMS, Inc. * 12,043 970,786
Golden Entertainment, Inc. 5,662 176,145
Goodyear Tire & Rubber Co. * 84,579 959,972
Green Brick Partners, Inc. * 9,254 529,699
Group 1 Automotive, Inc. 3,958 1,176,634
GrowGeneration Corp. * 17,333 37,266
H&E Equipment Services, Inc. 9,642 425,887
Hamilton Beach Brands Holding Co.
Class A  2,500 42,975
Hanesbrands, Inc. * 106,017 522,664
Haverty Furniture Cos., Inc. 4,176 105,611
Hawaiian Holdings, Inc. * 15,191 188,824
Hibbett, Inc. 3,508 305,933
Hilton Grand Vacations, Inc. * 22,203 897,667
HNI Corp. 14,130 636,133
Holley, Inc. * 13,491 48,298
Hooker Furnishings Corp. 3,258 47,176
a Shares Value
Hovnanian Enterprises, Inc. Class A * 1,399 $ 198,546
Hudson Technologies, Inc. * 13,006 114,323
Hyliion Holdings Corp. * 40,985 66,396
IMAX Corp. * 12,581 210,983
indie Semiconductor, Inc. Class A * (China)  48,608 299,911
Installed Building Products, Inc. 7,131 1,466,704
Interface, Inc. 16,564 243,160
International Game Technology PLC 34,104 697,768
iRobot Corp. * 7,514 68,453
J Jill, Inc. 1,182 41,335
Jack in the Box, Inc. 5,902 300,648
JAKKS Pacific, Inc. * 2,155 38,596
JetBlue Airways Corp. * 91,934 559,878
Johnson Outdoors, Inc. Class A  1,483 51,875
KB Home 20,043 1,406,618
Kontoor Brands, Inc. 16,562 1,095,576
Kura Sushi USA, Inc. Class A * 1,845 116,401
La-Z-Boy, Inc. 12,663 472,077
Landsea Homes Corp. * 5,477 50,334
LCI Industries 7,387 763,668
Leslie's, Inc. * 54,072 226,562
LGI Homes, Inc. * 6,246 558,955
Life Time Group Holdings, Inc. * 17,714 333,555
Lifetime Brands, Inc. 3,680 31,611
Lindblad Expeditions Holdings, Inc. * 9,393 90,642
Lions Gate Entertainment Corp. Class A * 20,240 190,661
Lions Gate Entertainment Corp. Class B * 33,893 290,463
Livewire Group, Inc. * (Cayman)  5,256 40,261
Lovesac Co. * 4,695 106,013
Luminar Technologies, Inc. * 101,506 151,244
M/I Homes, Inc. * 8,029 980,662
Madison Square Garden Entertainment
Corp. * 11,775 403,058
Malibu Boats, Inc. Class A * 5,975 209,364
Marcus Corp. 7,229 82,194
Marine Products Corp. 2,063 20,836
MarineMax, Inc. * 6,511 210,761
MasterCraft Boat Holdings, Inc. * 4,460 84,205
Meritage Homes Corp. 10,639 1,721,922
Methode Electronics, Inc. 9,523 98,563
Microvast Holdings, Inc. * 5,869 2,677
Miller Industries, Inc. 3,086 169,792
MillerKnoll, Inc. 21,190 561,323
Monarch Casino & Resort, Inc. 3,702 252,217
Movado Group, Inc. 4,629 115,077
MRC Global, Inc. * 25,342 327,165
National Vision Holdings, Inc. * 23,296 304,945
Nu Skin Enterprises, Inc. Class A  14,374 151,502
ODP Corp. * 10,623 417,165
ONE Group Hospitality, Inc. * 5,568 23,664
OneSpaWorld Holdings Ltd. * (Bahamas)  30,026 461,500
OneWater Marine, Inc. Class A * 3,784 104,325
OPENLANE, Inc. * 32,321 536,205
Oxford Industries, Inc. 4,321 432,748
Papa John's International, Inc. 9,896 464,914
Patrick Industries, Inc. 6,552 711,220
PC Connection, Inc. 3,507 225,149
Peloton Interactive, Inc. Class A * 100,783 340,647
Petco Health & Wellness Co., Inc. * 24,828 93,850
Phinia, Inc. 13,546 533,171
Portillo's, Inc. Class A * 16,123 156,716
Potbelly Corp. * 7,899 63,429
PriceSmart, Inc. 7,427 603,072
Purple Innovation, Inc. * 16,412 17,068

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
RCI Hospitality Holdings, Inc. 2,406 $ 104,805
Red Rock Resorts, Inc. Class A  14,681 806,427
Reservoir Media, Inc. * 5,058 39,958
Resideo Technologies, Inc. * 43,688 854,537
REV Group, Inc. 15,393 383,132
Rocky Brands, Inc. 1,966 72,663
Rush Enterprises, Inc. Class A  17,750 743,192
Rush Enterprises, Inc. Class B  2,904 113,953
Rush Street Interactive, Inc. * 22,683 217,530
Sabre Corp. * 112,123 299,368
Sally Beauty Holdings, Inc. * 31,446 337,416
Savers Value Village, Inc. * 7,792 95,374
ScanSource, Inc. * 7,674 340,035
SES AI Corp. * 33,991 42,489
Shake Shack, Inc. Class A * 11,296 1,016,640
Shoe Carnival, Inc. 5,148 189,910
Shyft Group, Inc. 9,179 108,863
Signet Jewelers Ltd. (NYSE) 12,730 1,140,353
Six Flags Entertainment Corp. * 21,828 723,380
Skyline Champion Corp. * 15,856 1,074,244
SkyWest, Inc. * 11,923 978,521
Sleep Number Corp. * 6,003 57,449
Solid Power, Inc. * 43,183 71,252
Sonic Automotive, Inc. Class A  4,225 230,136
Sonos, Inc. * 36,859 544,039
Spirit Airlines, Inc. 29,737 108,837
Standard Motor Products, Inc. 6,446 178,748
Steelcase, Inc. Class A  27,968 362,465
Steven Madden Ltd. 21,603 913,807
Sun Country Airlines Holdings, Inc. * 11,367 142,770
Super Group SGHC Ltd. * (Guernsey)  46,469 150,095
Superior Group of Cos., Inc. 3,914 74,014
Sweetgreen, Inc. Class A * 29,344 884,428
Taylor Morrison Home Corp. * 30,894 1,712,763
ThredUp, Inc. Class A * 19,238 32,705
Tile Shop Holdings, Inc. * 8,920 61,816
Tilly's, Inc. Class A * 6,305 38,019
Titan International, Inc. * 14,394 106,660
Titan Machinery, Inc. * 6,219 98,882
Topgolf Callaway Brands Corp. * 41,861 640,473
Torrid Holdings, Inc. * 3,599 26,956
Traeger, Inc. * 9,951 23,882
Tri Pointe Homes, Inc. * 27,745 1,033,501
UniFirst Corp. 4,481 768,626
United Homes Group, Inc. * 2,451 13,946
United Parks & Resorts, Inc. * 10,807 586,928
Urban Outfitters, Inc. * 18,999 779,909
Vera Bradley, Inc. * 8,445 52,866
Victoria's Secret, Inc. * 23,324 412,135
Virco Mfg. Corp. 3,128 43,604
Vista Outdoor, Inc. * 17,353 653,340
Visteon Corp. * 8,086 862,776
Vizio Holding Corp. Class A * 26,561 286,859
VOXX International Corp. * 224 708
VSE Corp. 4,120 363,714
Wabash National Corp. 12,847 280,578
Warby Parker, Inc. Class A * 26,060 418,524
Weyco Group, Inc. 1,756 53,242
Wheels Up Experience, Inc. * 27,366 51,722
Winmark Corp. 864 304,672
Winnebago Industries, Inc. 8,654 469,047
Wolverine World Wide, Inc. 23,739 320,951
XPEL, Inc. * 7,467 265,527
Xperi, Inc. * 14,433 118,495
a Shares Value
Xponential Fitness, Inc. Class A * 6,425 $ 100,230
Zumiez, Inc. * 4,418 86,063
80,971,585
Consumer, Non-Cyclical - 23.6%
spacing
2seventy bio, Inc. * 13,604 52,375
4D Molecular Therapeutics, Inc. * 14,821 311,093
89bio, Inc. * 25,040 200,570
Aadi Bioscience, Inc. * 486 710
Aaron's Co., Inc. 8,577 85,598
ABM Industries, Inc. 18,905 956,026
Absci Corp. * 23,952 73,772
Acacia Research Corp. * 9,931 49,754
ACADIA Pharmaceuticals, Inc. * 36,002 585,032
ACCO Brands Corp. 26,556 124,813
Accolade, Inc. * 20,208 72,345
Accuray, Inc. * 23,942 43,574
ACELYRIN, Inc. * 20,465 90,251
Achieve Life Sciences, Inc. * 10,036 47,169
Aclaris Therapeutics, Inc. * 1,761 1,937
Acrivon Therapeutics, Inc. * 3,469 20,120
Actinium Pharmaceuticals, Inc. * 9,719 71,921
Acumen Pharmaceuticals, Inc. * 12,397 30,001
AdaptHealth Corp. * 30,254 302,540
Adaptive Biotechnologies Corp. * 31,382 113,603
ADC Therapeutics SA * (Switzerland)  20,580 65,033
Addus HomeCare Corp. * 4,570 530,623
Adicet Bio, Inc. * 1,585 1,918
ADMA Biologics, Inc. * 66,898 747,920
Adtalem Global Education, Inc. * 11,595 790,895
Adverum Biotechnologies, Inc. * 6,213 42,621
Aerovate Therapeutics, Inc. * 3,673 6,097
Agenus, Inc. * 6,155 103,096
agilon health, Inc. * 91,593 599,018
Agios Pharmaceuticals, Inc. * 16,790 723,985
AirSculpt Technologies, Inc. * 2,943 11,772
Akero Therapeutics, Inc. * 20,150 472,719
Akoya Biosciences, Inc. * 4,926 11,527
Alarm.com Holdings, Inc. * 14,339 911,100
Aldeyra Therapeutics, Inc. * 12,256 40,567
Alector, Inc. * 25,466 115,616
Alico, Inc. 2,189 56,717
Alight, Inc. Class A * 141,097 1,041,296
Alimera Sciences, Inc. * 5,797 32,231
Alkermes PLC * 49,880 1,202,108
Allogene Therapeutics, Inc. * 28,423 66,226
Alphatec Holdings, Inc. * 30,447 318,171
Alta Equipment Group, Inc. 8,783 70,615
Altimmune, Inc. * 21,228 141,166
Alto Neuroscience, Inc. * 2,606 27,858
ALX Oncology Holdings, Inc. * 10,603 63,936
American Public Education, Inc. * 4,651 81,765
Amicus Therapeutics, Inc. * 86,981 862,852
AMN Healthcare Services, Inc. * 11,358 581,870
Amneal Pharmaceuticals, Inc. * 47,442 301,257
Amphastar Pharmaceuticals, Inc. * 11,381 455,240
AnaptysBio, Inc. * 5,435 136,201
Anavex Life Sciences Corp. * 19,000 80,180
Andersons, Inc. 9,792 485,683
AngioDynamics, Inc. * 10,544 63,791
ANI Pharmaceuticals, Inc. * 5,454 347,311
Anika Therapeutics, Inc. * 4,555 115,378
Annexon, Inc. * 25,130 123,137
Apogee Therapeutics, Inc. * 10,774 423,957

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Applied Therapeutics, Inc. * 28,498 $ 133,086
Aquestive Therapeutics, Inc. * 22,171 57,645
Arbutus Biopharma Corp. * 40,311 124,561
Arcellx, Inc. * 12,794 706,101
Arcturus Therapeutics Holdings, Inc. * 6,511 158,543
Arcus Biosciences, Inc. * 15,865 241,624
Arcutis Biotherapeutics, Inc. * 31,549 293,406
Ardelyx, Inc. * 69,464 514,728
Arlo Technologies, Inc. * 28,253 368,419
ArriVent Biopharma, Inc. * 2,691 49,918
Arrowhead Pharmaceuticals, Inc. * 35,488 922,333
ARS Pharmaceuticals, Inc. * 14,610 124,331
Artivion, Inc. * 11,877 304,645
Arvinas, Inc. * 19,100 508,442
Astrana Health, Inc. * 12,733 516,450
Astria Therapeutics, Inc. * 14,055 127,900
Atea Pharmaceuticals, Inc. * 21,675 71,744
Atossa Therapeutics, Inc. * 37,388 44,492
AtriCure, Inc. * 14,155 322,309
Atrion Corp. 415 187,758
Aura Biosciences, Inc. * 13,439 101,599
Aurinia Pharmaceuticals, Inc. * (Canada)  42,707 243,857
Avadel Pharmaceuticals PLC * 27,485 386,439
Avanos Medical, Inc. * 13,819 275,274
Aveanna Healthcare Holdings, Inc. * 15,325 42,297
Avid Bioservices, Inc. * 18,938 135,217
Avidity Biosciences, Inc. * 29,997 1,225,377
Avita Medical, Inc. * 9,082 71,929
Axogen, Inc. * 11,451 82,905
Axonics, Inc. * 15,139 1,017,795
Axsome Therapeutics, Inc. * 10,821 871,090
B&G Foods, Inc. 22,065 178,285
Barrett Business Services, Inc. 7,896 258,752
Beam Therapeutics, Inc. * 22,731 532,587
Beauty Health Co. * 23,615 45,341
Beyond Meat, Inc. * 16,288 109,292
BioAtla, Inc. * 1,163 1,593
BioCryst Pharmaceuticals, Inc. * 61,317 378,939
Biohaven Ltd. * 22,322 774,797
BioLife Solutions, Inc. * 10,580 226,729
Biomea Fusion, Inc. * 9,460 42,570
Biote Corp. Class A * 6,311 47,143
Bioventus, Inc. Class A * 11,066 63,630
Bioxcel Therapeutics, Inc. * 432 553
Black Diamond Therapeutics, Inc. * 11,141 51,917
Bluebird Bio, Inc. * 56,103 55,217
Blueprint Medicines Corp. * 18,675 2,012,791
BRC, Inc. Class A * 15,395 94,371
Bridgebio Pharma, Inc. * 41,732 1,057,072
Bright Green Corp. * 3,957 1,002
BrightSpring Health Services, Inc. * 16,817 191,041
BrightView Holdings, Inc. * 13,419 178,473
Brink's Co. 13,350 1,367,040
Brookdale Senior Living, Inc. * 56,893 388,579
C4 Therapeutics, Inc. * 17,637 81,483
Cabaletta Bio, Inc. * 12,860 96,193
Cadiz, Inc. * 11,057 34,166
Cal-Maine Foods, Inc. 12,212 746,275
Calavo Growers, Inc. 4,921 111,707
Candel Therapeutics, Inc. * 4,479 27,770
Capricor Therapeutics, Inc. * 7,425 35,417
Cardiff Oncology, Inc. * 11,692 25,956
CareDx, Inc. * 14,543 225,853
Cargo Therapeutics, Inc. * 5,985 98,274
a Shares Value
Caribou Biosciences, Inc. * 23,654 $ 38,793
Carisma Therapeutics, Inc. * 1,601 2,434
Carriage Services, Inc. 4,303 115,493
Cartesian Therapeutics, Inc. * 2,120 57,261
Cass Information Systems, Inc. 4,127 165,369
Cassava Sciences, Inc. * 11,636 143,705
Castle Biosciences, Inc. * 7,784 169,458
Catalyst Pharmaceuticals, Inc. * 34,393 532,748
CBIZ, Inc. * 14,173 1,050,219
Celcuity, Inc. * 7,011 114,840
Celldex Therapeutics, Inc. * 19,178 709,778
Central Garden & Pet Co. * 3,578 137,753
Central Garden & Pet Co. Class A * 14,531 479,959
Century Therapeutics, Inc. * 14,516 37,016
Cerus Corp. * 48,351 85,098
CervoMed, Inc. * 1,606 27,495
CG oncology, Inc. * 7,203 227,399
Chefs' Warehouse, Inc. * 10,241 400,526
Chegg, Inc. * 33,899 107,121
ChromaDex Corp. * 14,337 39,140
Cibus, Inc. * 4,434 43,675
Cimpress PLC * (Ireland)  5,426 475,372
Cogent Biosciences, Inc. * 27,313 230,249
Coherus Biosciences, Inc. * 26,989 46,691
Collegium Pharmaceutical, Inc. * 9,823 316,301
Community Health Systems, Inc. * 35,405 118,961
Compass Therapeutics, Inc. * 23,787 23,787
CompoSecure, Inc. 6,283 42,724
CONMED Corp. 9,214 638,714
Contineum Therapeutics, Inc. Class A * 1,760 30,994
Corbus Pharmaceuticals Holdings, Inc. * 3,024 136,836
Corcept Therapeutics, Inc. * 23,974 778,915
CoreCivic, Inc. * 32,837 426,224
CorMedix, Inc. * 16,302 70,588
CorVel Corp. * 2,609 663,390
Coursera, Inc. * 41,032 293,789
CPI Card Group, Inc. * 1,772 48,287
CRA International, Inc. 1,988 342,373
Crinetics Pharmaceuticals, Inc. * 23,088 1,034,112
Cross Country Healthcare, Inc. * 9,481 131,217
Cue Biopharma, Inc. * 1,016 1,260
Cullinan Therapeutics, Inc. * 11,529 201,066
Custom Truck One Source, Inc. * 15,744 68,486
Cutera, Inc. * 419 633
CVRx, Inc. * 2,942 35,275
Cytek Biosciences, Inc. * 35,293 196,935
Cytokinetics, Inc. * 33,153 1,796,230
Day One Biopharmaceuticals, Inc. * 15,537 214,100
Deluxe Corp. 13,693 307,545
Denali Therapeutics, Inc. * 36,963 858,281
Design Therapeutics, Inc. * 9,609 32,190
Dianthus Therapeutics, Inc. * 7,066 182,868
Disc Medicine, Inc. * 4,884 220,122
Distribution Solutions Group, Inc. * 3,106 93,180
DLH Holdings Corp. * 2,201 23,243
DocGo, Inc. * 30,030 92,793
Dole PLC 22,499 275,388
Driven Brands Holdings, Inc. * 17,791 226,479
Duckhorn Portfolio, Inc. * 15,427 109,532
Dynavax Technologies Corp. * 39,224 440,486
Dyne Therapeutics, Inc. * 23,976 846,113
Edgewell Personal Care Co. 14,742 592,481
Edgewise Therapeutics, Inc. * 21,554 388,188
Editas Medicine, Inc. * 26,690 124,642

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Elevation Oncology, Inc. * 13,573 $ 36,647
Eliem Therapeutics, Inc. * 3,008 21,387
Embecta Corp. 17,007 212,587
Emerald Holding, Inc. * 3,581 20,376
Enanta Pharmaceuticals, Inc. * 5,538 71,828
Enhabit, Inc. * 15,371 137,109
Enliven Therapeutics, Inc. * 10,445 244,100
Ennis, Inc. 7,255 158,812
Ensign Group, Inc. 16,334 2,020,352
Entrada Therapeutics, Inc. * 7,266 103,540
Erasca, Inc. * 33,540 79,154
Esperion Therapeutics, Inc. * 55,960 124,231
European Wax Center, Inc. Class A * 9,951 98,813
EVERTEC, Inc. 18,970 630,752
Evolus, Inc. * 16,355 177,452
EyePoint Pharmaceuticals, Inc. * 14,906 129,682
Fate Therapeutics, Inc. * 30,002 98,407
Fennec Pharmaceuticals, Inc. * (Canada)  8,036 49,100
Fibrobiologics, Inc. * 5,494 27,415
First Advantage Corp. 16,253 261,186
FiscalNote Holdings, Inc. * 17,475 25,513
Flywire Corp. * 36,053 590,909
Foghorn Therapeutics, Inc. * 5,573 32,045
Forafric Global PLC * (Gibraltar)  571 6,093
Forrester Research, Inc. * 3,244 55,408
Fractyl Health, Inc. * 4,981 21,269
Franklin Covey Co. * 3,036 115,368
Fresh Del Monte Produce, Inc. 10,468 228,726
Fulcrum Therapeutics, Inc. * 18,473 114,533
Fulgent Genetics, Inc. * 6,073 119,152
G1 Therapeutics, Inc. * 14,750 33,630
Galectin Therapeutics, Inc. * 9,671 21,856
GeneDx Holdings Corp. * 3,543 92,614
Genelux Corp. * 636 1,240
Generation Bio Co. * 13,156 37,100
GEO Group, Inc. * 37,076 532,411
Geron Corp. * 170,834 724,336
Glaukos Corp. * 14,533 1,719,981
Graham Holdings Co. Class B  999 698,850
Green Dot Corp. Class A * 13,260 125,307
Greenwich Lifesciences, Inc. * 1,743 30,084
Guardant Health, Inc. * 35,048 1,012,186
Gyre Therapeutics, Inc. * 2,174 25,936
Hackett Group, Inc. 6,645 144,329
Haemonetics Corp. * 14,868 1,230,030
Hain Celestial Group, Inc. * 25,555 176,585
Halozyme Therapeutics, Inc. * 36,999 1,937,268
Harmony Biosciences Holdings, Inc. * 9,067 273,551
Harrow, Inc. * 9,054 189,138
Harvard Bioscience, Inc. * 9,903 28,224
Healthcare Services Group, Inc. * 22,199 234,865
HealthEquity, Inc. * 25,129 2,166,120
Heidrick & Struggles International, Inc. 6,210 196,112
Helen of Troy Ltd. * 7,071 655,765
Herbalife Ltd. * 29,035 301,674
Herc Holdings, Inc. 8,413 1,121,369
Heron Therapeutics, Inc. * 35,437 124,029
Hertz Global Holdings, Inc. * 37,100 130,963
HF Foods Group, Inc. * 10,129 30,387
HilleVax, Inc. * 9,296 134,420
HireQuest, Inc. 1,321 16,314
Honest Co., Inc. * 23,762 69,385
Humacyte, Inc. * 26,336 126,413
Huron Consulting Group, Inc. * 5,151 507,373
a Shares Value
I3 Verticals, Inc. Class A * 7,309 $ 161,383
ICF International, Inc. 5,539 822,320
ICU Medical, Inc. * 6,368 756,200
Ideaya Biosciences, Inc. * 22,194 779,231
IGM Biosciences, Inc. * 3,557 24,437
Immuneering Corp. Class A * 3,772 4,828
ImmunityBio, Inc. * 40,972 258,943
Immunome, Inc. * 15,262 184,670
Immunovant, Inc. * 17,261 455,690
Inari Medical, Inc. * 15,820 761,733
Information Services Group, Inc. 9,851 28,962
InfuSystem Holdings, Inc. * 3,934 26,869
Ingles Markets, Inc. Class A  4,395 301,541
Inhibrx Biosciences, Inc. * 2,492 35,312
Inmode Ltd. * 24,050 438,672
Inmune Bio, Inc. * 3,634 32,052
Innovage Holding Corp. * 5,223 25,906
Innoviva, Inc. * 16,148 264,827
Inogen, Inc. * 6,640 53,983
Inovio Pharmaceuticals, Inc. * 7,663 61,917
Inozyme Pharma, Inc. * 14,023 62,543
Insmed, Inc. * 46,074 3,086,958
Insperity, Inc. 10,677 973,849
Integer Holdings Corp. * 9,899 1,146,205
Integra LifeSciences Holdings Corp. * 20,343 592,795
Intellia Therapeutics, Inc. * 28,736 643,112
Inter Parfums, Inc. 5,401 626,678
Invivyd, Inc. * 23,254 25,579
Iovance Biotherapeutics, Inc. * 75,205 603,144
iRadimed Corp. 2,073 91,088
iRhythm Technologies, Inc. * 9,278 998,684
Ironwood Pharmaceuticals, Inc. * 43,165 281,436
Ispire Technology, Inc. * 4,785 38,280
iTeos Therapeutics, Inc. * 8,128 120,620
J & J Snack Foods Corp. 4,513 732,776
Janux Therapeutics, Inc. * 8,331 348,986
Jasper Therapeutics, Inc. * 3,044 69,099
John B Sanfilippo & Son, Inc. 2,563 249,047
John Wiley & Sons, Inc. Class A  10,801 439,601
Joint Corp. * 3,930 55,256
KalVista Pharmaceuticals, Inc. * 11,394 134,221
Karyopharm Therapeutics, Inc. * 2,869 2,489
Kelly Services, Inc. Class A  9,706 207,805
Keros Therapeutics, Inc. * 8,759 400,286
Kforce, Inc. 5,690 353,520
Kiniksa Pharmaceuticals International PLC *
(United Kingdom)  11,051 206,322
Kodiak Sciences, Inc. * 9,520 22,372
Korn Ferry 15,572 1,045,504
Korro Bio, Inc. * 1,808 61,237
Krispy Kreme, Inc. 26,158 281,460
Krystal Biotech, Inc. * 7,357 1,351,039
Kura Oncology, Inc. * 21,951 451,971
Kymera Therapeutics, Inc. * 13,244 395,333
Kyverna Therapeutics, Inc. * 5,009 37,568
Lancaster Colony Corp. 5,771 1,090,546
Lantheus Holdings, Inc. * 20,164 1,618,968
Larimar Therapeutics, Inc. * 12,182 88,319
Laureate Education, Inc. 39,911 596,270
Legalzoom.com, Inc. * 40,919 343,310
LeMaitre Vascular, Inc. 6,002 493,845
LENZ Therapeutics, Inc. 3,768 65,149
Lexeo Therapeutics, Inc. * 2,733 43,837
Lexicon Pharmaceuticals, Inc. * 37,485 62,975

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Lifecore Biomedical, Inc. * 6,103 $ 31,308
LifeStance Health Group, Inc. * 35,557 174,585
Lifeway Foods, Inc. * 1,705 21,773
Ligand Pharmaceuticals, Inc. * 5,075 427,620
Limoneira Co. 5,022 104,508
Lincoln Educational Services Corp. * 8,420 99,861
Lineage Cell Therapeutics, Inc. * 31,120 31,036
Liquidia Corp. * 17,110 205,320
LivaNova PLC * 16,195 887,810
LiveRamp Holdings, Inc. * 19,445 601,628
Longboard Pharmaceuticals, Inc. * 9,609 259,731
Lyell Immunopharma, Inc. * 48,670 70,572
MacroGenics, Inc. * 17,528 74,494
Madrigal Pharmaceuticals, Inc. * 5,206 1,458,513
Mama's Creations, Inc. * 9,408 63,410
MannKind Corp. * 76,345 398,521
Maravai LifeSciences Holdings, Inc.
Class A * 32,901 235,571
MarketWise, Inc. 8,455 9,808
Marqeta, Inc. Class A * 139,640 765,227
Matthews International Corp. Class A  8,838 221,392
MaxCyte, Inc. * 30,973 121,414
Medifast, Inc. 3,048 66,507
MediWound Ltd. * (Israel)  2,297 35,649
MeiraGTx Holdings PLC * 9,359 39,401
Merit Medical Systems, Inc. * 16,930 1,455,133
Mersana Therapeutics, Inc. * 33,292 66,917
MGP Ingredients, Inc. 4,252 316,349
MiMedx Group, Inc. * 35,130 243,451
Mind Medicine MindMed, Inc. * 21,449 154,647
Mineralys Therapeutics, Inc. * 8,546 99,988
Mirum Pharmaceuticals, Inc. * 11,569 395,544
Mission Produce, Inc. * 14,258 140,869
Mister Car Wash, Inc. * 27,801 197,943
ModivCare, Inc. * 3,769 98,899
Moneylion, Inc. * 2,545 187,159
Monro, Inc. 8,610 205,435
Monte Rosa Therapeutics, Inc. * 8,298 31,035
Morphic Holding, Inc. * 11,848 403,661
Myriad Genetics, Inc. * 26,604 650,734
Nano-X Imaging Ltd. * (Israel)  14,878 109,205
Nathan's Famous, Inc. 756 51,242
National Beverage Corp. 6,740 345,358
National HealthCare Corp. 3,691 400,104
National Research Corp. 3,989 91,548
Natural Grocers by Vitamin Cottage, Inc.
Class C  2,889 61,247
Nature's Sunshine Products, Inc. * 4,515 68,041
Nautilus Biotechnology, Inc. SPAC * 13,513 31,620
Nektar Therapeutics * 53,044 65,775
Neogen Corp. * 64,746 1,011,980
NeoGenomics, Inc. * 38,187 529,654
Neumora Therapeutics, Inc. * 24,854 244,315
Neurogene, Inc. * 2,979 108,406
NeuroPace, Inc. * 3,938 29,771
Nevro Corp. * 11,154 93,917
Nkarta, Inc. * 15,785 93,289
Novavax, Inc. * 42,023 532,011
Novocure Ltd. * 31,643 542,045
Nurix Therapeutics, Inc. * 18,004 375,743
Nuvalent, Inc. Class A * 9,490 719,911
Nuvation Bio, Inc. * 54,798 160,010
Nuvectis Pharma, Inc. * 238 1,507
Ocugen, Inc. * 76,214 118,132
a Shares Value
Ocular Therapeutix, Inc. * 46,191 $ 315,946
Olaplex Holdings, Inc. * 41,466 63,858
Olema Pharmaceuticals, Inc. * 11,922 128,996
Omega Therapeutics, Inc. * 547 1,132
Omeros Corp. * 16,105 65,386
OmniAb, Inc. * 25,109 94,159
Omnicell, Inc. * 13,653 369,587
OPKO Health, Inc. * 97,410 121,762
Option Care Health, Inc. * 51,670 1,431,259
OraSure Technologies, Inc. * 20,519 87,411
Orchestra BioMed Holdings, Inc. * 7,508 61,190
Organogenesis Holdings, Inc. * 19,948 55,854
ORIC Pharmaceuticals, Inc. * 18,260 129,098
Orthofix Medical, Inc. * 9,501 125,983
OrthoPediatrics Corp. * 4,913 141,298
Oscar Health, Inc. Class A * 57,933 916,500
Outlook Therapeutics, Inc. * 2,029 14,974
Ovid therapeutics, Inc. * 14,981 11,523
Owens & Minor, Inc. * 22,714 306,639
Pacific Biosciences of California, Inc. * 85,551 117,205
Pacira BioSciences, Inc. * 13,608 389,325
PACS Group, Inc. * 7,201 212,430
Paragon 28, Inc. * 15,550 106,362
Patterson Cos., Inc. 24,282 585,682
Payoneer Global, Inc. * 68,686 380,520
Paysafe Ltd. * 10,124 178,992
Pediatrix Medical Group, Inc. * 26,295 198,527
Pennant Group, Inc. * 8,602 199,480
PepGen, Inc. * 4,759 75,954
Perdoceo Education Corp. 18,617 398,776
Performant Financial Corp. * 17,570 50,953
Perspective Therapeutics, Inc. * 13,893 138,513
PetIQ, Inc. * 8,500 187,510
Phathom Pharmaceuticals, Inc. * 10,575 108,923
Phibro Animal Health Corp. Class A  6,238 104,611
Pliant Therapeutics, Inc. * 16,815 180,761
Poseida Therapeutics, Inc. * 17,865 52,166
Praxis Precision Medicines, Inc. * 5,101 210,977
Precigen, Inc. * 34,261 54,132
Prelude Therapeutics, Inc. * 2,107 8,028
Prestige Consumer Healthcare, Inc. * 14,640 1,007,964
Prime Medicine, Inc. * 17,031 87,539
Primo Water Corp. 47,054 1,028,600
Priority Technology Holdings, Inc. * 6,741 35,592
PROCEPT BioRobotics Corp. * 12,594 769,367
PROG Holdings, Inc. 12,815 444,424
Progyny, Inc. * 25,026 715,994
ProKidney Corp. * 22,011 54,147
Protagonist Therapeutics, Inc. * 17,367 601,767
Protalix BioTherapeutics, Inc. * 678 793
Prothena Corp. PLC * (Ireland)  12,399 255,915
PTC Therapeutics, Inc. * 22,605 691,261
Pulmonx Corp. * 9,917 62,874
Pulse Biosciences, Inc. * 5,930 66,357
Puma Biotechnology, Inc. * 12,338 40,222
Pyxis Oncology, Inc. * 14,305 47,350
Q32 Bio, Inc. * 1,821 32,687
Quad/Graphics, Inc. 10,046 54,751
Quanex Building Products Corp. 9,626 266,159
Quanterix Corp. * 10,343 136,631
Quantum-Si, Inc. * 29,849 31,341
Quipt Home Medical Corp. * 8,631 27,792
RadNet, Inc. * 19,675 1,159,251
Rallybio Corp. * 772 1,034

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
RAPT Therapeutics, Inc. * 8,381 $ 25,562
Recursion Pharmaceuticals, Inc. Class A * 61,445 460,837
REGENXBIO, Inc. * 13,719 160,512
Regulus Therapeutics, Inc. * 18,343 32,742
Relay Therapeutics, Inc. * 29,959 195,333
Remitly Global, Inc. * 43,255 524,251
Reneo Pharmaceuticals, Inc. * 219 331
Renovaro Biosciences, Inc. * 13,884 24,297
Rent the Runway, Inc. Class A * 66 1,160
Repay Holdings Corp. * 27,229 287,538
Replimune Group, Inc. * 14,682 132,138
Resources Connection, Inc. 9,146 100,972
Revance Therapeutics, Inc. * 32,331 83,091
REVOLUTION Medicines, Inc. * 45,238 1,755,687
Rhythm Pharmaceuticals, Inc. * 16,281 668,498
Rigel Pharmaceuticals, Inc. * 4,676 38,436
Rocket Pharmaceuticals, Inc. * 19,639 422,828
RxSight, Inc. * 10,126 609,281
Sage Therapeutics, Inc. * 16,627 180,569
Sana Biotechnology, Inc. * 39,507 215,708
Sanara Medtech, Inc. * 1,501 42,358
Savara, Inc. * 30,788 124,076
Scholar Rock Holding Corp. * 20,460 170,432
Scilex Holding Co. * 18,410 35,531
scPharmaceuticals, Inc. * 7,529 32,751
Select Medical Holdings Corp. 31,780 1,114,207
Semler Scientific, Inc. * 1,180 40,592
Seneca Foods Corp. Class A * 1,565 89,831
Sera Prognostics, Inc. Class A * 8,072 47,786
Sezzle, Inc. * 710 62,636
Shattuck Labs, Inc. * 11,744 45,332
SI-BONE, Inc. * 12,799 165,491
SIGA Technologies, Inc. 13,267 100,697
Silk Road Medical, Inc. * 11,282 305,065
Simply Good Foods Co. * 27,003 975,618
Skye Bioscience, Inc. * 4,964 39,762
Soleno Therapeutics, Inc. * 6,541 266,873
Solid Biosciences, Inc. * 6,774 38,409
Sonida Senior Living, Inc. * 992 27,280
SoundThinking, Inc. * 2,409 29,342
SpartanNash Co. 10,628 199,381
Spire Global, Inc. * 6,605 71,598
SpringWorks Therapeutics, Inc. * 20,439 769,937
Sprouts Farmers Market, Inc. * 29,903 2,501,685
Spyre Therapeutics, Inc. * 10,272 241,495
STAAR Surgical Co. * 14,708 700,248
Stereotaxis, Inc. * 16,233 29,544
Sterling Check Corp. * 9,876 146,165
Stoke Therapeutics, Inc. * 10,627 143,571
StoneCo Ltd. Class A * (Brazil)  85,365 1,023,526
Strategic Education, Inc. 6,610 731,463
Stride, Inc. * 12,636 890,838
Summit Therapeutics, Inc. * 26,185 204,243
SunOpta, Inc. * (Canada)  27,618 149,137
Supernus Pharmaceuticals, Inc. * 14,938 399,591
Surgery Partners, Inc. * 23,003 547,241
Surmodics, Inc. * 4,327 181,907
Sutro Biopharma, Inc. * 24,356 71,363
Syndax Pharmaceuticals, Inc. * 24,494 502,862
Tactile Systems Technology, Inc. * 6,234 74,434
Tandem Diabetes Care, Inc. * 19,239 775,139
Tango Therapeutics, Inc. * 13,129 112,647
Target Hospitality Corp. * 8,395 73,120
Tarsus Pharmaceuticals, Inc. * 10,931 297,105
a Shares Value
Taysha Gene Therapies, Inc. * 47,466 $ 106,324
Tejon Ranch Co. * 5,981 102,036
Tela Bio, Inc. * 970 4,559
Teladoc Health, Inc. * 50,915 497,949
Tenaya Therapeutics, Inc. * 19,922 61,758
Terns Pharmaceuticals, Inc. * 17,215 117,234
TG Therapeutics, Inc. * 41,462 737,609
Theravance Biopharma, Inc. * 11,407 96,731
Third Harmonic Bio, Inc. * 5,161 67,093
Tourmaline Bio, Inc. 6,839 87,950
Transcat, Inc. * 2,540 303,987
TransMedics Group, Inc. * 9,522 1,434,204
Travere Therapeutics, Inc. * 23,251 191,123
Treace Medical Concepts, Inc. * 13,365 88,877
TreeHouse Foods, Inc. * 14,693 538,352
Trevi Therapeutics, Inc. * 19,139 57,034
TriNet Group, Inc. 9,652 965,200
TrueBlue, Inc. * 10,105 104,082
TScan Therapeutics, Inc. * 11,225 65,666
Turning Point Brands, Inc. 5,078 162,953
Twist Bioscience Corp. * 17,101 842,737
Tyra Biosciences, Inc. * 6,032 96,452
U.S. Physical Therapy, Inc. 4,429 409,328
Udemy, Inc. * 28,389 244,997
UFP Technologies, Inc. * 2,149 567,057
United Natural Foods, Inc. * 17,979 235,525
Universal Corp. 7,386 355,931
Universal Technical Institute, Inc. * 12,267 192,960
Upbound Group, Inc. 15,976 490,463
UroGen Pharma Ltd. * 10,167 170,602
USANA Health Sciences, Inc. * 3,439 155,580
Utah Medical Products, Inc. 985 65,808
Utz Brands, Inc. 19,823 329,855
V2X, Inc. * 3,727 178,747
Vanda Pharmaceuticals, Inc. * 17,478 98,751
Varex Imaging Corp. * 11,001 162,045
Vaxcyte, Inc. * 32,399 2,446,448
Vector Group Ltd. 43,832 463,304
Ventyx Biosciences, Inc. * 21,613 49,926
Vera Therapeutics, Inc. * 11,853 428,842
Veracyte, Inc. * 23,038 499,233
Verastem, Inc. * 7,823 23,313
Vericel Corp. * 14,401 660,718
Verrica Pharmaceuticals, Inc. * 5,294 38,593
Veru, Inc. * 38,792 32,636
Verve Therapeutics, Inc. * 22,822 111,371
Viad Corp. * 6,376 216,784
Viemed Healthcare, Inc. * 10,708 70,137
Village Super Market, Inc. Class A  2,310 61,007
Vir Biotechnology, Inc. * 27,381 243,691
Viridian Therapeutics, Inc. * 18,671 242,910
Vita Coco Co., Inc. * 11,403 317,574
Vital Farms, Inc. * 9,657 451,658
Voyager Therapeutics, Inc. * 13,780 109,000
Waldencast PLC Class A * 9,286 33,337
WaVe Life Sciences Ltd. * 20,664 103,113
WD-40 Co. 4,022 883,392
Weis Markets, Inc. 4,882 306,443
Werewolf Therapeutics, Inc. * 9,216 22,487
Westrock Coffee Co. * 9,330 95,446
Whole Earth Brands, Inc. * 9,310 45,247
Willdan Group, Inc. * 3,988 115,054
WK Kellogg Co. 19,404 319,390
X4 Pharmaceuticals, Inc. * 56,085 32,529

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
XBiotech, Inc. * 5,339 $ 27,442
Xencor, Inc. * 18,027 341,251
Xeris Biopharma Holdings, Inc. * 37,515 84,409
XOMA Corp. * 2,512 59,509
Y-mAbs Therapeutics, Inc. * 11,719 141,566
Zentalis Pharmaceuticals, Inc. * 15,891 64,994
Zevra Therapeutics, Inc. * 13,892 68,071
Zimvie, Inc. * 8,158 148,883
ZipRecruiter, Inc. Class A * 20,165 183,300
Zura Bio Ltd. * (United Kingdom)  6,504 22,764
Zymeworks, Inc. * 15,868 135,037
Zynex, Inc. * 4,390 40,915
173,485,159
Energy - 6.4%
spacing
Aemetis, Inc. * 10,866 32,707
Alpha Metallurgical Resources, Inc. 3,278 919,577
Amplify Energy Corp. * 9,684 65,658
Arch Resources, Inc. 5,253 799,664
Archrock, Inc. 46,000 930,120
Aris Water Solutions, Inc. Class A  8,175 128,102
Array Technologies, Inc. * 45,450 466,317
ASP Isotopes, Inc. * 11,880 36,353
Atlas Energy Solutions, Inc. 20,067 399,935
Berry Corp. 22,531 145,550
Borr Drilling Ltd. * (Mexico)  70,222 452,932
Bristow Group, Inc. * 7,263 243,528
California Resources Corp. 20,516 1,091,862
ChampionX Corp. 56,776 1,885,531
CNX Resources Corp. * 44,588 1,083,488
Comstock Resources, Inc. 27,337 283,758
CONSOL Energy, Inc. 8,704 888,069
Core Laboratories, Inc. 13,463 273,164
Crescent Energy Co. Class A  28,528 338,057
CVR Energy, Inc. 10,769 288,286
Delek U.S. Holdings, Inc. 18,606 460,685
Diamond Offshore Drilling, Inc. * 30,363 470,323
Diversified Energy Co. PLC ~ 13,829 186,553
DMC Global, Inc. * 5,294 76,339
DNOW, Inc. * 32,106 440,815
Dril-Quip, Inc. * 9,669 179,843
Drilling Tools International Corp. * 4,069 22,868
Empire Petroleum Corp. * 3,211 16,569
Energy Vault Holdings, Inc. * 27,544 26,156
Equitrans Midstream Corp. 128,967 1,673,992
Evolution Petroleum Corp. 7,880 41,528
Excelerate Energy, Inc. Class A  5,325 98,193
Expro Group Holdings NV * 28,139 644,946
Fluence Energy, Inc. * 18,203 315,640
Forum Energy Technologies, Inc. * 3,582 60,393
Freyr Battery, Inc. * (Norway)  33,198 56,437
FuelCell Energy, Inc. * 127,123 81,206
FutureFuel Corp. 7,097 36,408
Geospace Technologies Corp. * 3,609 32,409
Golar LNG Ltd. (Cameroon)  29,365 920,593
Granite Ridge Resources, Inc. 14,859 94,057
Green Plains, Inc. * 16,719 265,163
Gulfport Energy Corp. * 3,826 577,726
Hallador Energy Co. * 6,693 52,005
Helix Energy Solutions Group, Inc. * 44,013 525,515
Helmerich & Payne, Inc. 29,000 1,048,060
HighPeak Energy, Inc. 4,432 62,314
Kinetik Holdings, Inc. 11,401 472,457
Kodiak Gas Services, Inc. 6,107 166,477
a Shares Value
Kosmos Energy Ltd. * (Ghana)  138,839 $ 769,168
Liberty Energy, Inc. 48,088 1,004,558
Magnolia Oil & Gas Corp. Class A  51,148 1,296,090
Mammoth Energy Services, Inc. * 5,587 18,325
Matrix Service Co. * 7,942 78,864
Montauk Renewables, Inc. * 18,769 106,983
Murphy Oil Corp. 43,592 1,797,734
Nabors Industries Ltd. * 2,813 200,173
NACCO Industries, Inc. Class A  1,080 29,884
Natural Gas Services Group, Inc. * 3,017 60,702
Newpark Resources, Inc. * 24,595 204,384
NextDecade Corp. * 34,204 271,580
Noble Corp. PLC 33,890 1,513,188
Northern Oil & Gas, Inc. 29,473 1,095,511
Oceaneering International, Inc. * 30,213 714,840
Oil States International, Inc. * 17,196 76,350
Par Pacific Holdings, Inc. * 17,262 435,866
Patterson-UTI Energy, Inc. 118,985 1,232,685
PBF Energy, Inc. Class A  30,911 1,422,524
Peabody Energy Corp. 38,126 843,347
Plug Power, Inc. * 187,709 437,362
Prairie Operating Co. * 1,755 19,042
PrimeEnergy Resources Corp. * 75 7,976
ProFrac Holding Corp. Class A * 6,958 51,559
ProPetro Holding Corp. * 26,646 231,021
Ramaco Resources, Inc. Class A  8,032 99,998
Ramaco Resources, Inc. Class B  1,237 13,434
Ranger Energy Services, Inc. 4,423 46,530
REX American Resources Corp. * 4,690 213,817
Riley Exploration Permian, Inc. 3,364 95,235
Ring Energy, Inc. * 43,769 73,970
RPC, Inc. 23,681 148,006
Sable Offshore Corp. * 14,350 216,255
SandRidge Energy, Inc. 9,662 124,930
SEACOR Marine Holdings, Inc. * 7,771 104,831
Seadrill Ltd. * (Norway)  22,165 1,141,498
Select Water Solutions, Inc. 27,266 291,746
Shoals Technologies Group, Inc. Class A * 51,075 318,708
SilverBow Resources, Inc. * 6,612 250,132
Sitio Royalties Corp. Class A  24,394 575,942
SM Energy Co. 34,287 1,482,227
Solaris Oilfield Infrastructure, Inc. Class A  8,990 77,134
Stem, Inc. * 37,641 41,782
SunCoke Energy, Inc. 25,588 250,762
Sunnova Energy International, Inc. * 31,164 173,895
SunPower Corp. * 23,028 68,163
Sunrun, Inc. * 64,895 769,655
Talos Energy, Inc. * 44,078 535,548
Tellurian, Inc. * 16,797 11,634
TETRA Technologies, Inc. * 34,967 120,986
Tidewater, Inc. * 14,465 1,377,213
TPI Composites, Inc. * 11,288 45,039
Transocean Ltd. * 216,915 1,160,495
U.S. Silica Holdings, Inc. * 22,811 352,430
VAALCO Energy, Inc. 29,593 185,548
Valaris Ltd. * 18,547 1,381,751
Verde Clean Fuels, Inc. * 1,130 4,678
Vital Energy, Inc. * 8,537 382,628
Vitesse Energy, Inc. 7,534 178,556
W&T Offshore, Inc. 26,922 57,613
Warrior Met Coal, Inc. 15,368 964,649
47,115,462

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Financial - 22.8%
spacing
1st Source Corp. 5,965 $ 319,843
Acadia Realty Trust REIT 30,735 550,771
ACNB Corp. 2,768 100,395
AFC Gamma, Inc. REIT 4,115 50,203
AG Mortgage Investment Trust, Inc. REIT 8,637 57,350
Alerus Financial Corp. 5,194 101,854
Alexander & Baldwin, Inc. REIT 23,458 397,848
Alexander's, Inc. REIT 658 147,958
Alpine Income Property Trust, Inc. REIT 3,888 60,497
AlTi Global, Inc. * 9,827 51,199
Amalgamated Financial Corp. 6,014 164,784
Ambac Financial Group, Inc. * 13,946 178,788
Amerant Bancorp, Inc. 9,800 222,460
American Assets Trust, Inc. REIT 14,667 328,247
American Coastal Insurance Corp.
Class C * 7,431 78,397
American Healthcare REIT, Inc. 19,646 287,028
American Realty Investors, Inc. * 308 4,374
Ameris Bancorp 19,544 984,040
AMERISAFE, Inc. 5,992 262,989
Ames National Corp. 3,072 62,945
Angel Oak Mortgage, Inc. REIT 3,681 48,221
Anywhere Real Estate, Inc. * 32,396 107,231
Apartment Investment & Management Co.
Class A REIT * 43,546 360,996
Apollo Commercial Real Estate Finance,
Inc. REIT 43,164 422,576
Apple Hospitality REIT, Inc. 69,383 1,008,829
Arbor Realty Trust, Inc. REIT 44,628 640,412
ARES Commercial Real Estate Corp. REIT 17,752 118,051
Armada Hoffler Properties, Inc. REIT 20,791 230,572
ARMOUR Residential REIT, Inc. 14,947 289,673
Arrow Financial Corp. 5,301 138,091
Artisan Partners Asset Management, Inc.
Class A  18,706 771,997
AssetMark Financial Holdings, Inc. * 7,236 250,004
Associated Banc-Corp. 47,656 1,007,924
Atlantic Union Bankshares Corp. 24,684 810,869
Atlanticus Holdings Corp. * 2,123 59,826
Axos Financial, Inc. * 16,224 927,202
B Riley Financial, Inc. 5,893 103,953
Baldwin Insurance Group, Inc. Class A * 19,645 696,808
Banc of California, Inc. 42,030 537,143
BancFirst Corp. 6,193 543,126
Banco Latinoamericano de Comercio
Exterior SA (Panama)  8,119 240,891
Bancorp, Inc. * 14,508 547,822
Bank First Corp. 3,046 251,569
Bank of Hawaii Corp. 9,870 564,663
Bank of Marin Bancorp 4,931 79,833
Bank of NT Butterfield & Son Ltd.
(Bermuda)  14,732 517,388
Bank7 Corp. 1,325 41,472
BankUnited, Inc. 20,187 590,873
Bankwell Financial Group, Inc. 1,898 48,152
Banner Corp. 9,125 452,965
Bar Harbor Bankshares 5,177 139,158
BayCom Corp. 3,365 68,478
BCB Bancorp, Inc. 4,808 51,109
Berkshire Hills Bancorp, Inc. 11,394 259,783
BGC Group, Inc. Class A  103,601 859,888
Bit Digital, Inc. * (China)  35,271 112,162
a Shares Value
Blackstone Mortgage Trust, Inc.
Class A REIT 52,237 $ 909,969
Blue Foundry Bancorp * 7,307 66,274
Blue Ridge Bankshares, Inc. * 243 634
Braemar Hotels & Resorts, Inc. REIT 18,208 46,430
Brandywine Realty Trust REIT 48,359 216,648
Bread Financial Holdings, Inc. 8,017 357,238
Bridgewater Bancshares, Inc. * 6,000 69,660
Brightsphere Investment Group, Inc. 8,621 191,128
BrightSpire Capital, Inc. REIT 41,350 235,695
Broadstone Net Lease, Inc. REIT 56,566 897,702
Brookfield Business Corp. Class A (Canada)  8,177 166,974
Brookline Bancorp, Inc. 23,849 199,139
BRT Apartments Corp. REIT 3,643 63,643
Burford Capital Ltd. 59,425 775,496
Burke & Herbert Financial Services Corp. 4,075 207,743
Business First Bancshares, Inc. 7,893 171,752
Byline Bancorp, Inc. 10,293 244,356
C&F Financial Corp. 105 5,061
Cadence Bank 46,120 1,304,274
California BanCorp * 2,315 49,773
Cambridge Bancorp 2,257 155,733
Camden National Corp. 4,848 159,984
Cannae Holdings, Inc. 17,381 315,291
Capital Bancorp, Inc. 3,311 67,875
Capital City Bank Group, Inc. 4,638 131,905
Capitol Federal Financial, Inc. 33,292 182,773
CareTrust REIT, Inc. 40,481 1,016,073
Carter Bankshares, Inc. * 6,979 105,522
Cathay General Bancorp 18,802 709,211
CBL & Associates Properties, Inc. REIT 7,378 172,498
Centerspace REIT 4,418 298,789
Central Pacific Financial Corp. 6,796 144,075
Chatham Lodging Trust REIT 15,999 136,311
Chemung Financial Corp. 1,216 58,368
Chicago Atlantic Real Estate Finance, Inc.
REIT 4,445 68,275
Chimera Investment Corp. REIT 24,326 311,373
ChoiceOne Financial Services, Inc. 2,409 69,018
Cipher Mining, Inc. * 51,385 213,248
Citizens & Northern Corp. 4,459 79,772
Citizens Financial Services, Inc. 1,608 72,245
City Holding Co. 4,031 428,294
City Office REIT, Inc. 12,675 63,121
Civista Bancshares, Inc. 4,343 67,273
Claros Mortgage Trust, Inc. REIT 26,755 214,575
Cleanspark, Inc. * 65,898 1,051,073
Clipper Realty, Inc. REIT 4,893 17,664
CNB Financial Corp. 6,871 140,237
CNO Financial Group, Inc. 31,903 884,351
Coastal Financial Corp. * 3,513 162,090
Codorus Valley Bancorp, Inc. 2,326 55,917
Cohen & Steers, Inc. 8,350 605,876
Colony Bankcorp, Inc. 4,665 57,146
Columbia Financial, Inc. * 8,982 134,461
Community Financial System, Inc. 14,574 688,039
Community Healthcare Trust, Inc. REIT 7,678 179,588
Community Trust Bancorp, Inc. 4,793 209,262
Community West Bancshares 5,391 99,733
Compass Diversified Holdings 20,166 441,434
Compass, Inc. Class A * 109,060 392,616
ConnectOne Bancorp, Inc. 10,790 203,823
Consumer Portfolio Services, Inc. * 2,941 28,822
COPT Defense Properties REIT 33,707 843,686

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Core Scientific, Inc. * 52,985 $ 492,761
Crawford & Co. Class A  4,680 40,435
CrossFirst Bankshares, Inc. * 14,475 202,939
CTO Realty Growth, Inc. REIT 7,044 122,988
Cushman & Wakefield PLC * 43,347 450,809
Customers Bancorp, Inc. * 8,800 422,224
CVB Financial Corp. 39,348 678,360
Dave, Inc. * 2,339 70,872
Diamond Hill Investment Group, Inc. 908 127,801
DiamondRock Hospitality Co. REIT 63,890 539,871
Dime Community Bancshares, Inc. 9,431 192,392
Diversified Healthcare Trust REIT 62,519 190,683
Donegal Group, Inc. Class A  5,766 74,266
Douglas Emmett, Inc. REIT 27,506 366,105
Dynex Capital, Inc. REIT 18,597 222,048
Eagle Bancorp, Inc. 8,284 156,568
Easterly Government Properties, Inc. REIT 29,455 364,358
Eastern Bankshares, Inc. 47,530 664,469
Ellington Financial, Inc. REIT 24,376 294,462
Elme Communities REIT 26,400 420,552
Empire State Realty Trust, Inc.
Class A REIT 40,180 376,888
Employers Holdings, Inc. 7,009 298,794
Enact Holdings, Inc. 8,878 272,199
Encore Capital Group, Inc. * 7,130 297,535
Enova International, Inc. * 7,740 481,815
Enstar Group Ltd. * 3,825 1,169,303
Enterprise Bancorp, Inc. 2,665 66,305
Enterprise Financial Services Corp. 11,851 484,824
Equity Bancshares, Inc. Class A  4,782 168,326
Equity Commonwealth REIT * 30,847 598,432
Esquire Financial Holdings, Inc. 1,920 91,392
ESSA Bancorp, Inc. 1,983 34,881
Essent Group Ltd. 31,375 1,762,961
Essential Properties Realty Trust, Inc. REIT 52,074 1,442,971
eXp World Holdings, Inc. 24,399 275,343
F&G Annuities & Life, Inc. 4,833 183,896
Farmers & Merchants Bancorp, Inc. 3,857 89,560
Farmers National Banc Corp. 12,242 152,903
Farmland Partners, Inc. REIT 12,257 141,323
FB Financial Corp. 11,397 444,825
Federal Agricultural Mortgage Corp. Class C  2,774 501,595
Fidelis Insurance Holdings Ltd. (United
Kingdom)  14,647 238,893
Fidelity D&D Bancorp, Inc. 1,200 52,560
Financial Institutions, Inc. 5,669 109,525
First BanCorp 46,537 851,162
First Bancorp, Inc. 3,350 83,247
First Bancorp/Southern Pines NC 11,902 379,912
First Bancshares, Inc. 10,091 262,164
First Bank 6,781 86,390
First Busey Corp. 18,239 441,566
First Business Financial Services, Inc. 2,657 98,282
First Commonwealth Financial Corp. 26,911 371,641
First Community Bankshares, Inc. 5,440 200,410
First Financial Bancorp 25,519 567,032
First Financial Bankshares, Inc. 39,266 1,159,525
First Financial Corp. 3,820 140,882
First Financial Northwest, Inc. 2,138 45,176
First Foundation, Inc. 13,901 91,052
First Internet Bancorp 2,523 68,171
First Interstate BancSystem, Inc. Class A  24,801 688,724
First Merchants Corp. 18,999 632,477
First Mid Bancshares, Inc. 7,557 248,474
a Shares Value
First of Long Island Corp. 6,844 $ 68,577
First Western Financial, Inc. * 2,110 35,870
Five Star Bancorp 5,466 129,271
Flushing Financial Corp. 8,348 109,776
Forge Global Holdings, Inc. * 30,558 44,615
Four Corners Property Trust, Inc. REIT 27,975 690,143
Franklin BSP Realty Trust, Inc. REIT 24,192 304,819
Franklin Street Properties Corp. REIT 29,272 44,786
FRP Holdings, Inc. * 3,726 106,266
FS Bancorp, Inc. 1,884 68,672
FTAI Aviation Ltd. 29,630 3,058,705
FTAI Infrastructure, Inc. 29,079 250,952
Fulton Financial Corp. 44,113 749,039
FVCBankcorp, Inc. * 3,783 41,310
GCM Grosvenor, Inc. Class A  14,128 137,889
Genworth Financial, Inc. Class A * 122,731 741,295
German American Bancorp, Inc. 9,033 319,317
Getty Realty Corp. REIT 14,888 396,914
Glacier Bancorp, Inc. 34,273 1,279,068
Gladstone Commercial Corp. REIT 12,434 177,433
Gladstone Land Corp. REIT 9,528 130,438
Global Medical REIT, Inc. 19,259 174,872
Global Net Lease, Inc. REIT 61,447 451,635
GoHealth, Inc. Class A * 1,146 11,139
Goosehead Insurance, Inc. Class A * 7,041 404,435
Granite Point Mortgage Trust, Inc. REIT 15,191 45,117
Great Southern Bancorp, Inc. 2,880 160,157
Greene County Bancorp, Inc. 2,639 88,961
Greenlight Capital Re Ltd. Class A * 9,339 122,341
Guaranty Bancshares, Inc. 2,295 72,384
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  4,806 80,020
Hamilton Lane, Inc. Class A  11,433 1,412,890
Hancock Whitney Corp. 25,759 1,232,053
Hanmi Financial Corp. 8,694 145,364
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 33,452 990,179
HarborOne Bancorp, Inc. 12,421 138,246
HBT Financial, Inc. 4,492 91,727
HCI Group, Inc. 2,463 227,015
Heartland Financial USA, Inc. 13,018 578,650
Heritage Commerce Corp. 22,922 199,421
Heritage Financial Corp. 9,657 174,116
Heritage Insurance Holdings, Inc. * 7,076 50,098
Hilltop Holdings, Inc. 14,976 468,449
Hingham Institution For Savings 444 79,423
Hippo Holdings, Inc. * 5,980 102,796
Home Bancorp, Inc. 2,196 87,862
Home BancShares, Inc. 58,284 1,396,485
HomeStreet, Inc. 5,805 66,177
HomeTrust Bancshares, Inc. 5,083 152,642
Hope Bancorp, Inc. 30,631 328,977
Horace Mann Educators Corp. 10,803 352,394
Horizon Bancorp, Inc. 14,867 183,905
Hudson Pacific Properties, Inc. REIT 40,951 196,974
Hut 8 Corp. * (Canada)  23,917 358,516
Independence Realty Trust, Inc. REIT 67,404 1,263,151
Independent Bank Corp. 11,652 590,989
Independent Bank Corp. MI 6,651 179,577
Independent Bank Group, Inc. 10,306 469,129
Industrial Logistics Properties Trust REIT 19,087 70,240
Innovative Industrial Properties, Inc. REIT 8,456 923,564
International Bancshares Corp. 16,653 952,718
International Money Express, Inc. * 9,325 194,333

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
InvenTrust Properties Corp. REIT 20,510 $ 507,828
Invesco Mortgage Capital, Inc. REIT 15,979 149,723
Investar Holding Corp. 3,045 46,893
Investors Title Co. 373 67,188
Jackson Financial, Inc. Class A  21,347 1,585,228
James River Group Holdings Ltd. 8,469 65,465
JBG SMITH Properties REIT 26,835 408,697
John Marshall Bancorp, Inc. 3,207 55,930
Kearny Financial Corp. 17,328 106,567
Kennedy-Wilson Holdings, Inc. 35,397 344,059
Kingsway Financial Services, Inc. *
(Canada)  3,503 28,865
Kite Realty Group Trust REIT 64,681 1,447,561
KKR Real Estate Finance Trust, Inc. REIT 18,518 167,588
Ladder Capital Corp. REIT 35,582 401,721
Lakeland Financial Corp. 6,897 424,303
LCNB Corp. 3,120 43,399
Legacy Housing Corp. * 3,248 74,509
Lemonade, Inc. * 15,422 254,463
LendingClub Corp. * 34,024 287,843
LendingTree, Inc. * 3,022 125,685
LINKBANCORP, Inc. 5,909 36,163
Live Oak Bancshares, Inc. 10,562 370,304
LTC Properties, Inc. REIT 12,977 447,707
LXP Industrial Trust REIT 87,285 796,039
Macatawa Bank Corp. 7,514 109,704
Macerich Co. REIT 65,118 1,005,422
Maiden Holdings Ltd. * 26,244 54,063
Marathon Digital Holdings, Inc. * 81,239 1,612,594
Marcus & Millichap, Inc. 6,992 220,388
Maui Land & Pineapple Co., Inc. * 2,581 56,911
MBIA, Inc. * 12,241 67,203
McGrath RentCorp 7,193 766,414
Medallion Financial Corp. 6,134 47,109
Mercantile Bank Corp. 5,019 203,621
Merchants Bancorp 5,263 213,362
Mercury General Corp. 7,914 420,550
Metrocity Bankshares, Inc. 5,458 144,091
Metropolitan Bank Holding Corp. * 2,959 124,544
MFA Financial, Inc. REIT 31,082 330,712
Mid Penn Bancorp, Inc. 5,145 112,933
Middlefield Banc Corp. 1,846 44,396
Midland States Bancorp, Inc. 5,969 135,198
MidWestOne Financial Group, Inc. 5,254 118,162
Moelis & Co. Class A  17,577 999,428
Mr Cooper Group, Inc. * 19,151 1,555,636
MVB Financial Corp. 3,422 63,786
National Bank Holdings Corp. Class A  9,350 365,118
National Bankshares, Inc. 2,020 57,126
National Health Investors, Inc. REIT 12,615 854,414
National Western Life Group, Inc. Class A  706 350,840
Navient Corp. 25,569 372,285
NB Bancorp, Inc. * 12,063 181,910
NBT Bancorp, Inc. 12,050 465,130
Nelnet, Inc. Class A  4,351 438,842
NerdWallet, Inc. Class A * 11,013 160,790
NET Lease Office Properties REIT 4,448 109,510
NETSTREIT Corp. REIT 21,562 347,148
New York Community Bancorp, Inc. 226,588 729,613
New York Mortgage Trust, Inc. REIT 25,592 149,457
Newmark Group, Inc. Class A  42,326 432,995
NewtekOne, Inc. 6,627 83,301
NexPoint Diversified Real Estate Trust REIT 9,866 54,559
Nexpoint Real Estate Finance, Inc. REIT 3,070 42,120
a Shares Value
NexPoint Residential Trust, Inc. REIT 6,644 $ 262,504
NI Holdings, Inc. * 2,437 37,286
Nicolet Bankshares, Inc. 4,081 338,886
NMI Holdings, Inc. Class A * 24,120 821,045
Northeast Bank 2,266 137,909
Northeast Community Bancorp, Inc. 3,646 64,972
Northfield Bancorp, Inc. 13,490 127,885
Northrim BanCorp, Inc. 1,917 110,496
Northwest Bancshares, Inc. 35,831 413,848
Norwood Financial Corp. 2,376 60,303
Oak Valley Bancorp 2,000 49,940
OceanFirst Financial Corp. 18,612 295,745
Offerpad Solutions, Inc. * 5,063 22,378
OFG Bancorp 12,930 484,229
Old National Bancorp 96,554 1,659,763
Old Second Bancorp, Inc. 13,970 206,896
One Liberty Properties, Inc. REIT 4,590 107,773
Onity Group, Inc. * 1,643 39,399
OppFi, Inc. 2,693 9,129
Orange County Bancorp, Inc. 1,670 88,310
Orchid Island Capital, Inc. REIT 15,379 128,261
Origin Bancorp, Inc. 9,287 294,584
Orion Office REIT, Inc. 15,190 54,532
Orrstown Financial Services, Inc. 3,134 85,746
Outfront Media, Inc. REIT 44,309 633,619
P10, Inc. Class A  10,152 86,089
Pacific Premier Bancorp, Inc. 25,558 587,067
Pagseguro Digital Ltd. Class A * (Brazil)  56,974 666,026
Palomar Holdings, Inc. * 7,311 593,288
Paramount Group, Inc. REIT 53,098 245,844
Park National Corp. 4,511 642,096
Parke Bancorp, Inc. 3,261 56,741
Pathward Financial, Inc. 7,174 405,833
Patria Investments Ltd. Class A (Cayman)  17,018 205,237
Paysign, Inc. * 11,787 50,802
PCB Bancorp 3,596 58,543
Peakstone Realty Trust REIT 11,537 122,292
Peapack-Gladstone Financial Corp. 5,720 129,558
Pebblebrook Hotel Trust REIT 35,115 482,831
PennyMac Financial Services, Inc. 8,163 772,220
PennyMac Mortgage Investment Trust REIT 26,771 368,101
Peoples Bancorp of North Carolina, Inc. 1,450 42,340
Peoples Bancorp, Inc. 11,303 339,090
Peoples Financial Services Corp. 2,750 125,235
Perella Weinberg Partners 15,782 256,457
Phillips Edison & Co., Inc. REIT 36,429 1,191,593
Piedmont Office Realty Trust, Inc.
Class A REIT 36,234 262,697
Pioneer Bancorp, Inc. * 3,302 33,053
Piper Sandler Cos. 5,272 1,213,456
PJT Partners, Inc. Class A  7,096 765,729
Plumas Bancorp 1,631 58,683
Plymouth Industrial REIT, Inc. 12,729 272,146
Ponce Financial Group, Inc. * 5,820 53,195
Postal Realty Trust, Inc. Class A REIT 5,903 78,687
PotlatchDeltic Corp. REIT 23,845 939,255
PRA Group, Inc. * 11,170 219,602
Preferred Bank 2,529 190,914
Premier Financial Corp. 11,135 227,822
Primis Financial Corp. 7,351 77,038
Princeton Bancorp, Inc. 1,826 60,441
ProAssurance Corp. * 13,737 167,866
Provident Bancorp, Inc. * 4,472 45,570
Provident Financial Services, Inc. 36,974 530,577

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
QCR Holdings, Inc. 5,286 $ 317,160
Radian Group, Inc. 42,076 1,308,564
RBB Bancorp 6,223 117,055
RE/MAX Holdings, Inc. Class A  4,707 38,127
Ready Capital Corp. REIT 49,422 404,272
Real Brokerage, Inc. * (Canada)  28,294 114,874
Red River Bancshares, Inc. 1,555 74,624
Redfin Corp. * 35,894 215,723
Redwood Trust, Inc. REIT 38,057 246,990
Regional Management Corp. 2,179 62,624
Renasant Corp. 14,687 448,541
Republic Bancorp, Inc. Class A  2,481 133,006
Retail Opportunity Investments Corp. REIT 37,910 471,221
Riot Platforms, Inc. * 80,802 738,530
RLJ Lodging Trust REIT 46,585 448,614
RMR Group, Inc. Class A  4,505 101,813
Roadzen, Inc. * 10,730 23,821
Root, Inc. Class A * 2,616 135,012
Ryman Hospitality Properties, Inc. REIT 17,532 1,750,746
S&T Bancorp, Inc. 10,245 342,081
Sabra Health Care REIT, Inc. 69,634 1,072,364
Safehold, Inc. REIT 16,127 311,090
Safety Insurance Group, Inc. 3,743 280,837
Sandy Spring Bancorp, Inc. 14,239 346,862
Saul Centers, Inc. REIT 3,263 119,981
Seacoast Banking Corp. of Florida 23,619 558,353
Selective Insurance Group, Inc. 18,324 1,719,341
Selectquote, Inc. * 38,528 106,337
Service Properties Trust REIT 50,433 259,226
ServisFirst Bancshares, Inc. 15,063 951,831
Seven Hills Realty Trust REIT 3,886 49,274
Shore Bancshares, Inc. 10,237 117,214
Sierra Bancorp 4,016 89,878
Silvercrest Asset Management Group, Inc.
Class A  2,703 42,140
Simmons First National Corp. Class A  35,199 618,798
SiriusPoint Ltd. * (Bermuda)  29,881 364,548
SITE Centers Corp. REIT 57,727 837,041
Sky Harbour Group Corp. * 3,083 28,518
Skyward Specialty Insurance Group, Inc. * 11,152 403,479
SL Green Realty Corp. REIT 19,721 1,116,997
SmartFinancial, Inc. 5,592 132,363
South Plains Financial, Inc. 3,775 101,925
Southern California Bancorp * 3,076 41,434
Southern First Bancshares, Inc. * 2,115 61,843
Southern Missouri Bancorp, Inc. 2,955 133,005
Southern States Bancshares, Inc. 2,252 61,119
Southside Bancshares, Inc. 8,002 220,935
SouthState Corp. 23,308 1,781,197
St. Joe Co. 10,673 583,813
Star Holdings * 3,395 40,944
Stellar Bancorp, Inc. 15,441 354,525
StepStone Group, Inc. Class A  16,078 737,819
Sterling Bancorp, Inc. * 5,290 27,667
Stewart Information Services Corp. 7,083 439,713
Stock Yards Bancorp, Inc. 7,636 379,280
StoneX Group, Inc. * 8,247 621,082
Stratus Properties, Inc. * 1,416 35,712
Strawberry Fields REIT, Inc. 2,052 23,413
Summit Hotel Properties, Inc. REIT 29,249 175,202
Sunstone Hotel Investors, Inc. REIT 61,611 644,451
SWK Holdings Corp. * 1,531 26,012
Tanger, Inc. REIT 31,938 865,839
Terawulf, Inc. * 68,697 305,702
a Shares Value
Terreno Realty Corp. REIT 28,245 $ 1,671,539
Texas Capital Bancshares, Inc. * 14,354 877,604
Third Coast Bancshares, Inc. * 3,504 74,530
Timberland Bancorp, Inc. 2,149 58,216
Tiptree, Inc. 7,814 128,853
Tompkins Financial Corp. 3,821 186,847
Towne Bank 22,702 619,084
TPG RE Finance Trust, Inc. REIT 17,648 152,479
Transcontinental Realty Investors, Inc.
REIT * 349 9,678
TriCo Bancshares 9,941 393,365
Triumph Financial, Inc. * 6,330 517,477
Trupanion, Inc. * 9,971 293,147
TrustCo Bank Corp. 5,333 153,430
Trustmark Corp. 16,544 496,982
Two Harbors Investment Corp. REIT 31,129 411,214
UMB Financial Corp. 13,694 1,142,353
UMH Properties, Inc. REIT 18,952 303,042
United Bankshares, Inc. 39,247 1,273,173
United Community Banks, Inc. 31,488 801,684
United Fire Group, Inc. 6,975 149,893
Uniti Group, Inc. REIT 70,100 204,692
Unity Bancorp, Inc. 2,261 66,858
Universal Health Realty Income Trust REIT 3,892 152,333
Universal Insurance Holdings, Inc. 7,810 146,516
Univest Financial Corp. 8,985 205,128
Upstart Holdings, Inc. * 22,983 542,169
Urban Edge Properties REIT 36,304 670,535
USCB Financial Holdings, Inc. 2,558 32,819
Valley National Bancorp 128,135 894,382
Velocity Financial, Inc. * 2,465 44,197
Veris Residential, Inc. REIT 22,999 344,985
Veritex Holdings, Inc. 13,677 288,448
Victory Capital Holdings, Inc. Class A  12,383 591,041
Virginia National Bankshares Corp. 1,504 49,331
Virtus Investment Partners, Inc. 2,099 474,059
WaFd, Inc. 21,851 624,502
Walker & Dunlop, Inc. 9,747 957,155
Washington Trust Bancorp, Inc. 5,995 164,323
Waterstone Financial, Inc. 5,473 70,000
WesBanco, Inc. 18,767 523,787
West BanCorp, Inc. 4,871 87,191
Westamerica BanCorp 6,938 336,701
Whitestone REIT 14,457 192,423
WisdomTree, Inc. 41,890 415,130
World Acceptance Corp. * 1,113 137,545
WSFS Financial Corp. 16,763 787,861
Xenia Hotels & Resorts, Inc. REIT 31,029 444,646
167,181,678
Industrial - 15.7%
spacing
374Water, Inc. * 14,856 17,827
908 Devices, Inc. * 6,002 30,910
AAR Corp. * 10,368 753,754
Advanced Energy Industries, Inc. 11,084 1,205,496
AeroVironment, Inc. * 7,736 1,409,190
AerSale Corp. * 10,117 70,010
Air Transport Services Group, Inc. * 15,345 212,835
Alamo Group, Inc. 3,038 525,574
Albany International Corp. Class A  9,299 785,301
Allient, Inc. 4,307 108,838
American Superconductor Corp. * 10,147 237,338
American Woodmark Corp. * 4,747 373,114
AMMO, Inc. * 24,273 40,779

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Amprius Technologies, Inc. * 1,179 $ 1,497
Apogee Enterprises, Inc. 6,507 408,867
Applied Industrial Technologies, Inc. 11,408 2,213,152
Applied Optoelectronics, Inc. * 11,126 92,235
ArcBest Corp. 7,013 750,952
Archer Aviation, Inc. Class A * 69,866 245,928
Arcosa, Inc. 14,401 1,201,187
Ardagh Metal Packaging SA 42,356 144,010
Ardmore Shipping Corp. (Ireland)  11,976 269,819
Argan, Inc. 3,677 269,009
Arq, Inc. * 7,288 44,238
Aspen Aerogels, Inc. * 17,337 413,487
Astec Industries, Inc. 6,653 197,328
Astronics Corp. * 8,256 165,368
Atkore, Inc. 10,916 1,472,896
Atmus Filtration Technologies, Inc. * 24,790 713,456
AZZ, Inc. 8,742 675,320
Badger Meter, Inc. 8,703 1,621,804
Barnes Group, Inc. 13,588 562,679
Bel Fuse, Inc. Class A  476 38,513
Bel Fuse, Inc. Class B  3,125 203,875
Belden, Inc. 12,063 1,131,509
Benchmark Electronics, Inc. 10,698 422,143
Bloom Energy Corp. Class A * 59,105 723,445
Boise Cascade Co. 11,789 1,405,485
Bowman Consulting Group Ltd. * 3,886 123,536
Byrna Technologies, Inc. * 5,220 52,096
Cactus, Inc. Class A  19,422 1,024,316
Cadre Holdings, Inc. 7,807 262,003
Caesarstone Ltd. * 5,706 28,530
Casella Waste Systems, Inc. Class A * 16,827 1,669,575
CECO Environmental Corp. * 8,499 245,196
Centuri Holdings, Inc. * 4,082 79,517
ChargePoint Holdings, Inc. * 115,618 174,583
Chart Industries, Inc. * 12,538 1,809,735
Clearwater Paper Corp. * 4,741 229,796
Columbus McKinnon Corp. 8,478 292,830
Concrete Pumping Holdings, Inc. * 7,352 44,186
Construction Partners, Inc. Class A * 12,768 704,921
Core Molding Technologies, Inc. * 2,036 32,454
Costamare, Inc. (Monaco)  13,043 214,297
Covenant Logistics Group, Inc. 2,358 116,226
CryoPort, Inc. * 12,136 83,860
CSW Industrials, Inc. 4,567 1,211,671
CTS Corp. 9,016 456,480
DHT Holdings, Inc. 39,175 453,255
Dorian LPG Ltd. 10,021 420,481
Ducommun, Inc. * 4,158 241,414
DXP Enterprises, Inc. * 3,929 180,105
Dycom Industries, Inc. * 8,442 1,424,672
Eastern Co. 1,479 37,670
Eastman Kodak Co. * 16,400 88,232
Encore Wire Corp. 4,240 1,228,879
Energizer Holdings, Inc. 21,458 633,869
Energy Recovery, Inc. * 16,412 218,116
Enerpac Tool Group Corp. 16,133 615,958
EnerSys 11,885 1,230,335
Enovix Corp. * 44,141 682,420
Enpro, Inc. 6,249 909,667
Enviri Corp. * 22,315 192,578
ESCO Technologies, Inc. 7,639 802,401
Eve Holding, Inc. * 4,758 19,270
Evolv Technologies Holdings, Inc. * 39,279 100,161
Exponent, Inc. 14,964 1,423,376
a Shares Value
Fabrinet * (Thailand)  10,823 $ 2,649,362
FARO Technologies, Inc. * 5,625 90,000
Federal Signal Corp. 17,775 1,487,234
FLEX LNG Ltd. * (Norway)  8,461 228,785
Fluor Corp. * 50,785 2,211,687
Forward Air Corp. 7,161 136,345
Franklin Electric Co., Inc. 13,185 1,269,979
Frontdoor, Inc. * 23,087 780,110
GATX Corp. 10,498 1,389,515
Genco Shipping & Trading Ltd. 12,237 260,770
Gencor Industries, Inc. * 3,054 59,064
Gibraltar Industries, Inc. * 9,124 625,450
Golden Ocean Group Ltd. (Norway)  36,314 501,133
GoPro, Inc. Class A * 36,282 51,520
Gorman-Rupp Co. 5,960 218,792
GrafTech International Ltd. 77,074 74,762
Graham Corp. * 2,969 83,607
Granite Construction, Inc. 13,150 814,906
Great Lakes Dredge & Dock Corp. * 18,291 160,595
Greenbrier Cos., Inc. 9,183 455,018
Greif, Inc. Class A  7,682 441,485
Greif, Inc. Class B  1,362 85,111
Griffon Corp. 11,578 739,371
Heartland Express, Inc. 13,130 161,893
Helios Technologies, Inc. 9,633 459,976
Hillenbrand, Inc. 20,927 837,499
Hillman Solutions Corp. * 57,694 510,592
Himalaya Shipping Ltd. * (Bermuda)  9,192 84,199
Hub Group, Inc. Class A  18,194 783,252
Hyster-Yale, Inc. 3,456 240,987
Ichor Holdings Ltd. * 9,741 375,516
IES Holdings, Inc. * 2,414 336,343
Insteel Industries, Inc. 5,299 164,057
International Seaways, Inc. 11,972 707,904
Intuitive Machines, Inc. * 8,949 29,532
Iteris, Inc. * 9,159 39,659
Itron, Inc. * 13,665 1,352,288
Janus International Group, Inc. * 41,995 530,397
JELD-WEN Holding, Inc. * 25,733 346,624
Joby Aviation, Inc. * 119,908 611,531
John Bean Technologies Corp. 9,442 896,707
Kadant, Inc. 3,478 1,021,767
Karat Packaging, Inc. 2,095 61,970
Kennametal, Inc. 24,236 570,515
Kimball Electronics, Inc. * 7,146 157,069
Knife River Corp. * 16,929 1,187,400
Knowles Corp. * 26,363 455,025
Kratos Defense & Security Solutions, Inc. * 44,176 883,962
L B Foster Co. Class A * 2,660 57,243
LanzaTech Global, Inc. * 32,609 60,327
Latham Group, Inc. * 12,303 37,278
Leonardo DRS, Inc. * 18,991 484,460
Li-Cycle Holdings Corp. * (Canada)  448 2,925
Limbach Holdings, Inc. * 2,839 161,624
Lindsay Corp. 3,235 397,517
LSB Industries, Inc. * 16,933 138,512
LSI Industries, Inc. 7,491 108,395
Luxfer Holdings PLC (United Kingdom)  8,622 99,929
Manitowoc Co., Inc. * 9,869 113,790
Marten Transport Ltd. 17,286 318,927
Masterbrand, Inc. * 37,697 553,392
Materion Corp. 6,115 661,215
Matson, Inc. 10,121 1,325,547
Mayville Engineering Co., Inc. * 4,080 67,973

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mercury Systems, Inc. * 16,389 $ 442,339
Mesa Laboratories, Inc. 1,427 123,821
Metallus, Inc. * 12,918 261,848
MicroVision, Inc. * 57,622 61,079
Mirion Technologies, Inc. * 59,389 637,838
Mistras Group, Inc. * 4,998 41,433
Modine Manufacturing Co. * 15,335 1,536,414
Montrose Environmental Group, Inc. * 9,477 422,295
Moog, Inc. Class A  8,549 1,430,248
Mueller Industries, Inc. 33,191 1,889,896
Mueller Water Products, Inc. Class A  46,183 827,599
Myers Industries, Inc. 11,470 153,469
MYR Group, Inc. * 4,933 669,457
Napco Security Technologies, Inc. 10,443 542,514
National Presto Industries, Inc. 1,620 121,711
Net Power, Inc. * 6,017 59,147
NEXTracker, Inc. Class A * 34,596 1,621,861
NL Industries, Inc. 2,103 12,681
nLight, Inc. * 14,069 153,774
NN, Inc. * 13,771 41,313
Nordic American Tankers Ltd. 58,098 231,230
Northwest Pipe Co. * 2,663 90,462
Novanta, Inc. * 10,619 1,732,065
NuScale Power Corp. * 23,076 269,758
NV5 Global, Inc. * 4,223 392,612
NVE Corp. 1,310 97,844
O-I Glass, Inc. * 46,748 520,305
Olympic Steel, Inc. 2,848 127,676
Omega Flex, Inc. 916 46,973
Orion Group Holdings, Inc. * 9,174 87,245
OSI Systems, Inc. * 4,781 657,483
Overseas Shipholding Group, Inc. Class A  14,636 124,113
Pactiv Evergreen, Inc. 12,082 136,768
PAM Transportation Services, Inc. * 2,014 34,983
Pangaea Logistics Solutions Ltd. 8,909 69,757
Park Aerospace Corp. 5,378 73,571
Park-Ohio Holdings Corp. 2,940 76,117
Perma-Fix Environmental Services, Inc. * 3,666 37,137
Plexus Corp. * 8,078 833,488
Powell Industries, Inc. 2,774 397,792
Primoris Services Corp. 15,962 796,344
Proto Labs, Inc. * 7,697 237,760
Pure Cycle Corp. * 5,726 54,683
PureCycle Technologies, Inc. * 36,795 217,826
Quest Resource Holding Corp. * 4,544 39,987
Radiant Logistics, Inc. * 11,157 63,483
Ranpak Holdings Corp. * 12,405 79,764
Redwire Corp. * 6,778 48,598
Rocket Lab USA, Inc. * 103,809 498,283
RXO, Inc. * 34,676 906,777
Ryerson Holding Corp. 8,826 172,107
Safe Bulkers, Inc. (Monaco)  19,536 113,700
Sanmina Corp. * 16,325 1,081,531
Scorpio Tankers, Inc. (Monaco)  13,920 1,131,557
SFL Corp. Ltd. (Norway)  33,494 464,897
Sight Sciences, Inc. * 10,444 69,662
SKYX Platforms Corp. * 5,587 5,308
SmartRent, Inc. * 58,431 139,650
Smith & Wesson Brands, Inc. 14,150 202,911
Smith-Midland Corp. * 1,297 35,914
Southland Holdings, Inc. * 2,263 10,365
SPX Technologies, Inc. * 13,351 1,897,711
Standard BioTools, Inc. * 89,047 157,613
Standex International Corp. 3,486 561,769
a Shares Value
Sterling Infrastructure, Inc. * 8,981 $ 1,062,812
Stoneridge, Inc. * 8,527 136,091
Sturm Ruger & Co., Inc. 4,755 198,046
Summit Materials, Inc. Class A * 36,112 1,322,060
Taylor Devices, Inc. * 649 29,192
Tecnoglass, Inc. 6,684 335,403
Teekay Corp. * (Bermuda)  16,858 151,216
Teekay Tankers Ltd. Class A (Canada)  7,016 482,771
Tennant Co. 5,632 554,414
Terex Corp. 19,822 1,087,039
Thermon Group Holdings, Inc. * 10,092 310,430
Tredegar Corp. 7,911 37,894
TriMas Corp. 11,974 306,055
Trinity Industries, Inc. 24,409 730,317
Triumph Group, Inc. * 19,389 298,785
TTM Technologies, Inc. * 29,634 575,789
Turtle Beach Corp. * 5,782 82,914
Tutor Perini Corp. * 12,923 281,463
Twin Disc, Inc. 3,148 37,083
UFP Industries, Inc. 18,013 2,017,456
Ultralife Corp. * 2,862 30,394
Universal Logistics Holdings, Inc. 1,850 75,092
Vicor Corp. * 6,531 216,568
Virgin Galactic Holdings, Inc. * 5,212 43,937
VirTra, Inc. * 3,218 24,746
Vishay Intertechnology, Inc. 37,603 838,547
Watts Water Technologies, Inc. Class A  8,095 1,484,380
Werner Enterprises, Inc. 19,000 680,770
Willis Lease Finance Corp. 961 66,597
World Kinect Corp. 17,856 460,685
Worthington Enterprises, Inc. 9,468 448,120
Xometry, Inc. Class A * 12,622 145,910
Zurn Elkay Water Solutions Corp. 43,321 1,273,637
115,031,083
Technology - 9.8%
spacing
3D Systems Corp. * 37,271 114,422
8x8, Inc. * 31,623 70,203
ACI Worldwide, Inc. * 31,578 1,250,173
ACM Research, Inc. Class A * 15,142 349,174
ACV Auctions, Inc. Class A * 43,959 802,252
Adeia, Inc. 32,725 366,029
Aehr Test Systems * 7,741 86,467
Agilysys, Inc. * 6,556 682,742
Alignment Healthcare, Inc. * 29,766 232,770
Alkami Technology, Inc. * 13,315 379,211
Alpha & Omega Semiconductor Ltd. * 6,940 259,348
Altair Engineering, Inc. Class A * 17,012 1,668,537
Ambarella, Inc. * 11,338 611,685
American Software, Inc. Class A  9,770 89,200
Amplitude, Inc. Class A * 23,062 205,252
Appian Corp. Class A * 12,380 382,047
Arteris, Inc. * 8,223 61,755
Asana, Inc. Class A * 23,703 331,605
ASGN, Inc. * 13,607 1,199,729
Asure Software, Inc. * 7,325 61,530
AvePoint, Inc. * 38,245 398,513
AvidXchange Holdings, Inc. * 52,282 630,521
Axcelis Technologies, Inc. * 9,667 1,374,551
Bandwidth, Inc. Class A * 8,026 135,479
BigBear.ai Holdings, Inc. * 33,084 49,957
BigCommerce Holdings, Inc. * 21,855 176,151
Blackbaud, Inc. * 12,440 947,555
BlackLine, Inc. * 17,145 830,675

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Blend Labs, Inc. Class A * 68,852 $ 162,491
Box, Inc. Class A * 41,763 1,104,214
Braze, Inc. Class A * 15,677 608,895
C3.ai, Inc. Class A * 24,613 712,792
Cantaloupe, Inc. * 16,603 109,580
Cerence, Inc. * 11,241 31,812
CEVA, Inc. * 6,475 124,903
Clear Secure, Inc. Class A  26,256 491,250
Clearwater Analytics Holdings, Inc.
Class A * 41,455 767,747
Climb Global Solutions, Inc. 1,242 78,010
Cohu, Inc. * 13,882 459,494
CommVault Systems, Inc. * 12,938 1,572,873
Conduent, Inc. * 47,287 154,156
Consensus Cloud Solutions, Inc. * 5,162 88,683
Corsair Gaming, Inc. * 14,289 157,751
Cricut, Inc. Class A * 12,157 72,820
CS Disco, Inc. * 7,156 42,650
CSG Systems International, Inc. 9,068 373,330
D-Wave Quantum, Inc. * (Canada)  26,649 30,380
Daily Journal Corp. * 404 159,370
Definitive Healthcare Corp. * 15,307 83,576
Diebold Nixdorf, Inc. * 7,563 291,024
Digi International, Inc. * 10,406 238,610
Digimarc Corp. * 4,560 141,406
Digital Turbine, Inc. * 25,755 42,753
DigitalOcean Holdings, Inc. * 19,588 680,683
Diodes, Inc. * 13,544 974,220
Domo, Inc. Class B * 8,752 67,565
Donnelley Financial Solutions, Inc. * 7,842 467,540
E2open Parent Holdings, Inc. * 51,166 229,735
eGain Corp. * 5,873 37,059
Enfusion, Inc. Class A * 14,917 127,093
Envestnet, Inc. * 13,548 847,969
Everbridge, Inc. * 12,510 437,725
EverCommerce, Inc. * 6,233 68,438
Everspin Technologies, Inc. * 5,712 34,215
Evolent Health, Inc. Class A * 34,341 656,600
ExlService Holdings, Inc. * 46,774 1,466,833
Fastly, Inc. Class A * 38,624 284,659
FormFactor, Inc. * 22,973 1,390,556
Freshworks, Inc. Class A * 60,645 769,585
GCT Semiconductor Holding, Inc. * 4,039 21,043
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,972 212,088
Golden Matrix Group, Inc. * 8,558 21,138
Grid Dynamics Holdings, Inc. * 16,761 176,158
Health Catalyst, Inc. * 19,007 121,455
IBEX Holdings Ltd. * 2,665 43,120
Ibotta, Inc. Class A * 2,241 168,434
iLearningEngines Holdings, Inc. * 7,600 69,008
Immersion Corp. 9,223 86,788
Impinj, Inc. * 6,677 1,046,753
Innodata, Inc. * 8,739 129,599
Insight Enterprises, Inc. * 8,299 1,646,190
Inspired Entertainment, Inc. * 5,923 54,195
Instructure Holdings, Inc. * 6,697 156,777
Intapp, Inc. * 11,819 433,403
Integral Ad Science Holding Corp. * 21,669 210,623
IonQ, Inc. * 59,125 415,649
Jamf Holding Corp. * 22,151 365,491
Kaltura, Inc. * 31,157 37,388
Kulicke & Soffa Industries, Inc. (Singapore)  16,433 808,339
Matterport, Inc. * 78,112 349,161
a Shares Value
Maximus, Inc. 18,062 $ 1,547,913
MaxLinear, Inc. * 23,526 473,814
MeridianLink, Inc. * 8,129 173,635
Mitek Systems, Inc. * 13,985 156,352
N-able, Inc. * 21,915 333,765
Navitas Semiconductor Corp. * 37,522 147,461
NCR Atleos Corp. * 21,510 581,200
NCR Voyix Corp. * 43,460 536,731
NetScout Systems, Inc. * 20,891 382,096
NextNav, Inc. * 22,187 179,937
Olo, Inc. Class A * 32,889 145,369
ON24, Inc. * 9,033 54,288
OneSpan, Inc. * 10,665 136,725
Ouster, Inc. * 12,931 127,112
Outbrain, Inc. * 11,464 57,091
PagerDuty, Inc. * 26,570 609,250
PAR Technology Corp. * 10,009 471,324
PDF Solutions, Inc. * 8,984 326,838
Photronics, Inc. * 18,316 451,856
Phreesia, Inc. * 14,826 314,311
Pitney Bowes, Inc. 36,845 187,173
Planet Labs PBC * 45,273 84,208
PlayAGS, Inc. * 11,177 128,535
Playstudios, Inc. * 22,622 46,827
Porch Group, Inc. * 23,063 34,825
Power Integrations, Inc. 16,757 1,176,174
PowerSchool Holdings, Inc. Class A * 17,749 397,400
Privia Health Group, Inc. * 30,456 529,325
Progress Software Corp. 12,881 698,923
PROS Holdings, Inc. * 13,706 392,677
PubMatic, Inc. Class A * 12,821 260,394
Qualys, Inc. * 11,009 1,569,883
QuickLogic Corp. * 3,999 41,550
Rackspace Technology, Inc. * 23,338 69,547
Rambus, Inc. * 32,280 1,896,773
Rapid7, Inc. * 18,425 796,513
Red Violet, Inc. * 2,802 71,171
Rekor Systems, Inc. * 21,303 33,020
ReposiTrak, Inc. 3,386 51,772
Richardson Electronics Ltd. 3,114 37,025
Rigetti Computing, Inc. * 41,477 44,380
Rimini Street, Inc. * 19,640 60,295
Sapiens International Corp. NV (Israel)  8,859 300,586
Schrodinger, Inc. * 16,874 326,343
SEMrush Holdings, Inc. Class A * 10,158 136,016
Semtech Corp. * 19,340 577,879
Silicon Laboratories, Inc. * 9,454 1,045,896
Simulations Plus, Inc. 4,670 227,055
SiTime Corp. * 5,461 679,239
SkyWater Technology, Inc. * 8,111 62,049
SMART Global Holdings, Inc. * 15,372 351,558
SolarWinds Corp. 17,246 207,814
SoundHound AI, Inc. Class A * 84,699 334,561
Sprout Social, Inc. Class A * 14,718 525,138
SPS Commerce, Inc. * 11,028 2,075,028
Synaptics, Inc. * 11,603 1,023,385
System1, Inc. * 16,936 25,743
Talkspace, Inc. * 36,395 83,709
Telos Corp. * 16,815 67,596
Tenable Holdings, Inc. * 35,085 1,529,004
Thoughtworks Holding, Inc. * 32,815 93,195
TTEC Holdings, Inc. 5,453 32,064
Ultra Clean Holdings, Inc. * 13,247 649,103
Unisys Corp. * 18,871 77,937

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $22,662 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Varonis Systems, Inc. * 32,933 $ 1,579,796
Veeco Instruments, Inc. * 16,468 769,220
Velo3D, Inc. * 91 302
Verint Systems, Inc. * 18,477 594,959
Verra Mobility Corp. * 49,515 1,346,808
Vertex, Inc. Class A * 16,151 582,244
Viant Technology, Inc. Class A * 5,527 54,551
Vimeo, Inc. * 41,420 154,497
Vishay Precision Group, Inc. * 3,263 99,326
Weave Communications, Inc. * 11,808 106,508
WM Technology, Inc. * 24,471 25,450
WNS Holdings Ltd. * (India)  13,807 724,868
Workiva, Inc. * 15,013 1,095,799
Xerox Holdings Corp. 33,960 394,615
Yext, Inc. * 29,752 159,173
Zeta Global Holdings Corp. Class A * 48,958 864,109
Zuora, Inc. Class A * 39,133 388,591
72,148,550
Utilities - 2.7%
spacing
ALLETE, Inc. 17,431 1,086,823
Altus Power, Inc. * 22,636 88,733
Ameresco, Inc. Class A * 9,714 279,860
American States Water Co. 10,974 796,383
Avista Corp. 23,246 804,544
Black Hills Corp. 20,723 1,126,917
Brookfield Infrastructure Corp.
Class A (Canada)  35,687 1,201,224
California Water Service Group 17,171 832,622
Chesapeake Utilities Corp. 6,485 688,707
Consolidated Water Co. Ltd. (Cayman)  4,027 106,877
Genie Energy Ltd. Class B  3,941 57,617
Global Water Resources, Inc. 4,109 49,719
Hawaiian Electric Industries, Inc. 33,225 299,690
MGE Energy, Inc. 10,796 806,677
Middlesex Water Co. 5,228 273,215
New Jersey Resources Corp. 29,210 1,248,435
Northwest Natural Holding Co. 11,364 410,354
Northwestern Energy Group, Inc. 18,619 932,440
ONE Gas, Inc. 16,838 1,075,106
Ormat Technologies, Inc. 16,015 1,148,276
Otter Tail Corp. 12,255 1,073,416
PNM Resources, Inc. 26,726 987,793
Portland General Electric Co. 30,292 1,309,826
RGC Resources, Inc. 2,124 43,436
SJW Group 9,531 516,771
Southwest Gas Holdings, Inc. 18,098 1,273,737
Spire, Inc. 16,153 980,972
Unitil Corp. 4,604 238,441
York Water Co. 3,936 145,986
19,884,597
Total Common Stocks
    (Cost $643,712,358) 730,075,785
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $9,155,722; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $9,335,043) $ 9,151,947 $ 9,151,947
a
Total Short-Term Investments
(Cost $9,151,947) 9,151,947
TOTAL INVESTMENTS - 100.6%
(Cost $652,883,891) 739,257,534
DERIVATIVES - 0.0% 100,985
OTHER ASSETS & LIABILITIES, NET - (0.6%) (4,496,534)
NET ASSETS - 100.0% $ 734,861,985
Consumer, Non-Cyclical 23 .6%
Financial 22 .8%
Industrial 15 .7%
Consumer, Cyclical 11 .0%
Technology 9 .8%
Energy 6 .4%
Communications 3 .9%
Basic Materials 3 .5%
Others (each less than 3.0%) 3 .9%
100 .6%
Derivatives 0.0%
Other Assets & Liabilities, Net ( 0 .6% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 09/24 85 $ 8,675,265 $ 8,776,250 $ 100,985
a
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 29,581 $ – $ 7,140 $ 22,441
Utilities 221 – – 221
Total Rights 29,802 – 7,140 22,662
Common Stocks
Basic Materials 25,884,014 25,884,014 – –
Communications 28,373,657 28,373,657 – –
Consumer, Cyclical 80,971,585 80,971,585 – –
Consumer, Non-Cyclical 173,485,159 173,449,628 35,531 –
Energy 47,115,462 47,115,462 – –
Financial 167,181,678 167,181,678 – –
Industrial 115,031,083 115,031,083 – –
Technology 72,148,550 72,148,550 – –
Utilities 19,884,597 19,884,597 – –
Total Common Stocks 730,075,785 730,040,254 35,531 –
Short-Term Investments 9,151,947 – 9,151,947 –
Derivatives:
Equity Contracts
Futures 100,985 100,985 – –
Total $ 739,358,519 $ 730,141,239 $ 9,194,618 $ 22,662

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.5%
Basic Materials - 4.5%
spacing
AdvanSix, Inc. 6,428 $ 147,330
Ashland, Inc. 15,192 1,435,492
Cabot Corp. 18,841 1,731,299
Caledonia Mining Corp. PLC (South Africa)  1,225 11,907
Century Aluminum Co. * 23,450 392,788
Chemours Co. 44,408 1,002,289
Coeur Mining, Inc. * 182,337 1,024,734
Hawkins, Inc. 6,144 559,104
Intrepid Potash, Inc. * 2,307 54,053
Kaiser Aluminum Corp. 9,633 846,741
Mativ Holdings, Inc. 30,088 510,292
Minerals Technologies, Inc. 11,009 915,508
Oil-Dri Corp. of America 2,392 153,303
Orion SA (Germany)  25,381 556,859
Radius Recycling, Inc. 4,313 65,860
Rayonier Advanced Materials, Inc. * 24,536 133,476
Stepan Co. 4,539 381,094
Sylvamo Corp. 19,385 1,329,811
Tronox Holdings PLC 38,626 606,042
U.S. Lime & Minerals, Inc. 756 275,320
Universal Stainless & Alloy Products, Inc. * 4,623 126,578
12,259,880
Communications - 3.3%
spacing
1-800-Flowers.com, Inc. Class A * 10,267 97,742
AMC Networks, Inc. Class A * 8,726 84,293
ATN International, Inc. 2,646 60,329
Cable One, Inc. 845 299,130
Cars.com, Inc. * 25,720 506,684
EchoStar Corp. Class A * 70,815 1,261,215
ePlus, Inc. * 12,371 911,495
Figs, Inc. Class A * 26,712 142,375
Frontier Communications Parent, Inc. * 79,734 2,087,436
InterDigital, Inc. 8,071 940,756
Iridium Communications, Inc. 17,440 464,253
Lands' End, Inc. * 5,026 68,304
NETGEAR, Inc. * 9,727 148,823
Opendoor Technologies, Inc. * 246,240 453,082
Scholastic Corp. 9,279 329,126
Telephone & Data Systems, Inc. 44,588 924,309
US Cellular Corp. * 2,740 152,947
Viasat, Inc. * 18,166 230,708
WideOpenWest, Inc. * 7,625 41,251
9,204,258
Consumer, Cyclical - 20.5%
spacing
Academy Sports & Outdoors, Inc. 26,485 1,410,326
Advance Auto Parts, Inc. 29,222 1,850,629
Allegiant Travel Co. 4,877 244,972
American Axle & Manufacturing Holdings,
Inc. * 60,704 424,321
American Eagle Outfitters, Inc. 88,761 1,771,670
Arhaus, Inc. 19,026 322,300
BJ's Restaurants, Inc. * 8,937 310,114
BlueLinx Holdings, Inc. * 3,939 366,681
Boot Barn Holdings, Inc. * 9,591 1,236,568
Buckle, Inc. 10,324 381,369
Build-A-Bear Workshop, Inc. 4,694 118,617
Caleres, Inc. 18,079 607,454
Carter's, Inc. 12,060 747,358
a Shares Value
Cheesecake Factory, Inc. 20,234 $ 794,994
Chuy's Holdings, Inc. * 5,597 145,074
Clarus Corp. 5,690 38,294
Columbia Sportswear Co. 16,075 1,271,211
Commercial Vehicle Group, Inc. * 8,008 39,239
Cracker Barrel Old Country Store, Inc. 5,657 238,499
Daktronics, Inc. * 21,301 297,149
Dana, Inc. 71,283 863,950
Designer Brands, Inc. Class A  11,569 79,016
Destination XL Group, Inc. * 11,514 41,911
Dream Finders Homes, Inc. Class A * 9,044 233,516
Ethan Allen Interiors, Inc. 10,624 296,303
Flexsteel Industries, Inc. 1,447 44,944
Forestar Group, Inc. * 8,633 276,170
Funko, Inc. Class A * 14,017 136,806
G-III Apparel Group Ltd. * 17,151 464,278
Genesco, Inc. * 2,446 63,254
Gentherm, Inc. * 9,913 488,909
Global Industrial Co. 3,719 116,628
GMS, Inc. * 14,570 1,174,488
Golden Entertainment, Inc. 7,107 221,099
Goodyear Tire & Rubber Co. * 104,580 1,186,983
Green Brick Partners, Inc. * 11,543 660,721
Guess?, Inc. 16,732 341,333
H&E Equipment Services, Inc. 14,130 624,122
Hamilton Beach Brands Holding Co.
Class A  3,135 53,891
Harley-Davidson, Inc. 60,964 2,044,733
Haverty Furniture Cos., Inc. 5,136 129,889
Hibbett, Inc. 4,853 423,230
Hooker Furnishings Corp. 3,967 57,442
Hovnanian Enterprises, Inc. Class A * 2,019 286,536
Hudson Technologies, Inc. * 9,260 81,395
IMAX Corp. * 9,518 159,617
Interface, Inc. 24,879 365,224
JAKKS Pacific, Inc. * 3,128 56,022
JetBlue Airways Corp. * 120,501 733,851
KB Home 27,990 1,964,338
Kohl's Corp. 44,481 1,022,618
La-Z-Boy, Inc. 18,769 699,708
Landsea Homes Corp. * 5,819 53,477
LCI Industries 7,336 758,396
Life Time Group Holdings, Inc. * 16,515 310,977
Lifetime Brands, Inc. 6,122 52,588
Lovesac Co. * 5,399 121,909
M/I Homes, Inc. * 11,173 1,364,670
Macy's, Inc. 141,076 2,708,659
Malibu Boats, Inc. Class A * 4,456 156,138
Marcus Corp. 4,963 56,429
MasterCraft Boat Holdings, Inc. * 4,990 94,211
Meritage Homes Corp. 11,796 1,909,183
Methode Electronics, Inc. 5,991 62,007
Monarch Casino & Resort, Inc. 6,193 421,929
Movado Group, Inc. 3,822 95,015
MRC Global, Inc. * 40,949 528,652
Nordstrom, Inc. 52,233 1,108,384
Nu Skin Enterprises, Inc. Class A  9,104 95,956
ODP Corp. * 13,021 511,335
ONE Group Hospitality, Inc. * 7,844 33,337
Oxford Industries, Inc. 7,392 740,309
Patrick Industries, Inc. 7,521 816,405
PC Connection, Inc. 5,743 368,701
Phinia, Inc. 24,169 951,292
Playa Hotels & Resorts NV * 36,072 302,644

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Polaris, Inc. 13,363 $ 1,046,457
PriceSmart, Inc. 12,587 1,022,064
RCI Hospitality Holdings, Inc. 2,510 109,336
Rocky Brands, Inc. 1,734 64,089
ScanSource, Inc. * 13,200 584,892
Shoe Carnival, Inc. 8,445 311,536
Signet Jewelers Ltd. (NYSE) 14,255 1,276,963
SkyWest, Inc. * 23,590 1,936,031
Standard Motor Products, Inc. 6,300 174,699
Steelcase, Inc. Class A  43,048 557,902
Sun Country Airlines Holdings, Inc. * 14,250 178,980
Super Group SGHC Ltd. * (Guernsey)  36,404 117,585
Superior Group of Cos., Inc. 5,735 108,449
Thor Industries, Inc. 16,720 1,562,484
Tile Shop Holdings, Inc. * 9,703 67,242
Titan International, Inc. * 15,899 117,812
Tri Pointe Homes, Inc. * 29,702 1,106,399
Universal Electronics, Inc. * 3,090 35,906
Urban Outfitters, Inc. * 32,925 1,351,571
Vera Bradley, Inc. * 5,609 35,112
Virco Mfg. Corp. 5,085 70,885
Vista Outdoor, Inc. * 26,806 1,009,246
Visteon Corp. * 8,681 926,263
Wabash National Corp. 16,263 355,184
Winnebago Industries, Inc. 9,180 497,556
56,257,010
Consumer, Non-Cyclical - 7.9%
spacing
Aaron's Co., Inc. 6,987 69,730
ACCO Brands Corp. 30,961 145,517
Acme United Corp. 1,232 43,206
Alkermes PLC * 53,967 1,300,605
Alta Equipment Group, Inc. 8,638 69,449
American Public Education, Inc. * 6,522 114,657
Amphastar Pharmaceuticals, Inc. * 10,554 422,160
Andersons, Inc. 18,015 893,544
ANI Pharmaceuticals, Inc. * 5,813 370,172
Avid Bioservices, Inc. * 35,930 256,540
B&G Foods, Inc. 35,513 286,945
Brookdale Senior Living, Inc. * 74,137 506,356
Cal-Maine Foods, Inc. 17,680 1,080,425
Calavo Growers, Inc. 7,995 181,486
Central Garden & Pet Co. * 3,178 122,353
Central Garden & Pet Co. Class A * 25,255 834,173
Cross Country Healthcare, Inc. * 7,965 110,236
Dole PLC 34,298 419,807
Emergent BioSolutions, Inc. * 26,159 178,404
Ennis, Inc. 6,839 149,706
Entrada Therapeutics, Inc. * 5,206 74,185
Fresh Del Monte Produce, Inc. 15,547 339,702
Graham Holdings Co. Class B  1,065 745,021
Green Dot Corp. Class A * 20,049 189,463
Harmony Biosciences Holdings, Inc. * 11,660 351,782
Herc Holdings, Inc. 9,716 1,295,046
Hertz Global Holdings, Inc. * 26,849 94,777
Ingles Markets, Inc. Class A  5,585 383,187
Innoviva, Inc. * 24,618 403,735
Inotiv, Inc. * 8,377 13,906
John B Sanfilippo & Son, Inc. 2,426 235,734
Joint Corp. * 3,721 52,317
Kelly Services, Inc. Class A  12,862 275,375
Lantheus Holdings, Inc. * 13,455 1,080,302
Lifeway Foods, Inc. * 2,518 32,155
Lincoln Educational Services Corp. * 8,355 99,090
a Shares Value
Medifast, Inc. 1,999 $ 43,618
Natural Grocers by Vitamin Cottage, Inc.
Class C  6,890 146,068
Nature's Sunshine Products, Inc. * 4,719 71,115
OraSure Technologies, Inc. * 27,692 117,968
Patterson Cos., Inc. 21,119 509,390
Payoneer Global, Inc. * 103,244 571,972
Perdoceo Education Corp. 16,035 343,470
Phibro Animal Health Corp. Class A  7,664 128,525
Premier, Inc. Class A  40,374 753,783
PROG Holdings, Inc. 11,500 398,820
Puma Biotechnology, Inc. * 15,714 51,228
Quanex Building Products Corp. 14,987 414,391
Seaboard Corp. 106 335,038
SIGA Technologies, Inc. 18,483 140,286
SpartanNash Co. 13,714 257,275
StoneCo Ltd. Class A * (Brazil)  56,793 680,948
Supernus Pharmaceuticals, Inc. * 24,558 656,926
Target Hospitality Corp. * 16,369 142,574
TrueBlue, Inc. * 5,446 56,094
Tyra Biosciences, Inc. * 7,563 120,932
United Natural Foods, Inc. * 12,496 163,698
Universal Technical Institute, Inc. * 16,756 263,572
USANA Health Sciences, Inc. * 2,315 104,731
Vanda Pharmaceuticals, Inc. * 10,924 61,721
Village Super Market, Inc. Class A  4,363 115,227
Vita Coco Co., Inc. * 10,494 292,258
Voyager Therapeutics, Inc. * 20,702 163,753
Weis Markets, Inc. 7,605 477,366
WK Kellogg Co. 31,789 523,247
XBiotech, Inc. * 7,474 38,416
Zimvie, Inc. * 11,132 203,159
21,568,817
Energy - 14.8%
spacing
Alpha Metallurgical Resources, Inc. 4,090 1,147,368
Amplify Energy Corp. * 22,284 151,086
Arch Resources, Inc. 6,655 1,013,091
Archrock, Inc. 80,274 1,623,140
Aris Water Solutions, Inc. Class A  12,130 190,077
Berry Corp. 31,489 203,419
Bristow Group, Inc. * 10,333 346,465
California Resources Corp. 32,349 1,721,614
Civeo Corp. 5,222 130,132
CNX Resources Corp. * 75,547 1,835,792
Comstock Resources, Inc. 53,915 559,638
CONSOL Energy, Inc. 11,913 1,215,483
Crescent Energy Co. Class A  52,040 616,674
CVR Energy, Inc. 15,650 418,950
DMC Global, Inc. * 4,440 64,025
DNOW, Inc. * 51,574 708,111
Equitrans Midstream Corp. 42,679 553,973
Evolution Petroleum Corp. 8,487 44,726
Expro Group Holdings NV * 21,191 485,698
FutureFuel Corp. 7,673 39,362
Golar LNG Ltd. (Cameroon)  43,739 1,371,218
Gran Tierra Energy, Inc. * (Colombia)  22,337 215,999
Granite Ridge Resources, Inc. 23,964 151,692
Green Plains, Inc. * 7,984 126,626
Gulfport Energy Corp. * 4,972 750,772
Helix Energy Solutions Group, Inc. * 71,993 859,596
Helmerich & Payne, Inc. 45,116 1,630,492
HighPeak Energy, Inc. 11,642 163,687
Kimbell Royalty Partners LP 31,836 520,837

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Kodiak Gas Services, Inc. 12,642 $ 344,621
Kosmos Energy Ltd. * (Ghana)  102,790 569,457
Liberty Energy, Inc. 91,352 1,908,343
Magnolia Oil & Gas Corp. Class A  87,698 2,222,267
Montauk Renewables, Inc. * 1,484 8,459
Nabors Industries Ltd. * 3,188 226,858
Natural Gas Services Group, Inc. * 3,416 68,730
Newpark Resources, Inc. * 31,071 258,200
Northern Oil & Gas, Inc. 47,456 1,763,940
Oceaneering International, Inc. * 22,505 532,468
Oil States International, Inc. * 10,543 46,811
Par Pacific Holdings, Inc. * 21,227 535,982
Patterson-UTI Energy, Inc. 186,918 1,936,470
PBF Energy, Inc. Class A  49,192 2,263,816
Peabody Energy Corp. 57,154 1,264,246
ProFrac Holding Corp. Class A * 5,872 43,512
ProPetro Holding Corp. * 49,704 430,934
Ramaco Resources, Inc. Class A  9,409 117,142
Ranger Energy Services, Inc. 3,929 41,333
REX American Resources Corp. * 8,212 374,385
Riley Exploration Permian, Inc. 3,373 95,490
Ring Energy, Inc. * 38,543 65,138
RPC, Inc. 48,913 305,706
SandRidge Energy, Inc. 14,542 188,028
Select Water Solutions, Inc. 53,687 574,451
SilverBow Resources, Inc. * 7,659 289,740
Solaris Oilfield Infrastructure, Inc. Class A  6,933 59,485
SunCoke Energy, Inc. 44,858 439,608
Talos Energy, Inc. * 42,945 521,782
TETRA Technologies, Inc. * 21,287 73,653
Transocean Ltd. * 122,671 656,290
U.S. Silica Holdings, Inc. * 42,822 661,600
VAALCO Energy, Inc. 65,541 410,942
Vital Energy, Inc. * 8,579 384,511
Vitesse Energy, Inc. 11,695 277,172
W&T Offshore, Inc. 14,885 31,854
Warrior Met Coal, Inc. 26,385 1,656,186
40,509,353
Financial - 27.4%
spacing
1st Source Corp. 2,476 132,763
Air Lease Corp. 37,779 1,795,636
Amalgamated Financial Corp. 8,693 238,188
Ambac Financial Group, Inc. * 16,062 205,915
American Coastal Insurance Corp.
Class C * 10,120 106,766
AMERISAFE, Inc. 4,704 206,459
Arrow Financial Corp. 3,792 98,782
Assured Guaranty Ltd. 14,562 1,123,458
Axis Capital Holdings Ltd. 25,742 1,818,672
Axos Financial, Inc. * 22,675 1,295,876
Banc of California, Inc. 60,972 779,222
BancFirst Corp. 4,312 378,162
Bancorp, Inc. * 13,223 499,300
Bank First Corp. 2,453 202,593
Bank of Hawaii Corp. 10,629 608,085
Bank of Marin Bancorp 2,673 43,276
Bank of NT Butterfield & Son Ltd.
(Bermuda)  19,453 683,189
Bank OZK 45,669 1,872,429
BankUnited, Inc. 27,906 816,809
Banner Corp. 10,067 499,726
Bar Harbor Bankshares 3,835 103,085
Berkshire Hills Bancorp, Inc. 10,853 247,448
a Shares Value
Bread Financial Holdings, Inc. 23,197 $ 1,033,658
Brighthouse Financial, Inc. * 19,614 850,071
Brookline Bancorp, Inc. 22,094 184,485
Burke & Herbert Financial Services Corp. 1,771 90,286
Business First Bancshares, Inc. 6,403 139,329
Byline Bancorp, Inc. 10,190 241,911
Cambridge Bancorp 1,865 128,685
Camden National Corp. 3,610 119,130
Capital City Bank Group, Inc. 2,453 69,763
Carter Bankshares, Inc. * 5,580 84,370
Cathay General Bancorp 18,584 700,988
Central Pacific Financial Corp. 10,467 221,900
City Holding Co. 3,784 402,050
CNB Financial Corp. 5,637 115,051
CNO Financial Group, Inc. 48,933 1,356,423
Coastal Financial Corp. * 2,052 94,679
Codorus Valley Bancorp, Inc. 2,755 66,230
Columbia Banking System, Inc. 40,762 810,756
Community Trust Bancorp, Inc. 5,620 245,369
Community West Bancshares 4,754 87,949
ConnectOne Bancorp, Inc. 9,215 174,071
CrossFirst Bankshares, Inc. * 15,517 217,548
Customers Bancorp, Inc. * 9,947 477,257
Diamond Hill Investment Group, Inc. 564 79,383
Dime Community Bancshares, Inc. 6,830 139,332
Eagle Bancorp, Inc. 7,458 140,956
Employers Holdings, Inc. 9,505 405,198
Enact Holdings, Inc. 11,883 364,333
Enstar Group Ltd. * 3,055 933,914
Enterprise Bancorp, Inc. 2,158 53,691
Enterprise Financial Services Corp. 13,259 542,426
Esquire Financial Holdings, Inc. 2,003 95,343
EZCORP, Inc. Class A * 14,145 148,098
F&G Annuities & Life, Inc. 7,127 271,182
Farmers National Banc Corp. 9,497 118,618
Federal Agricultural Mortgage Corp. Class C  3,687 666,683
Fidelis Insurance Holdings Ltd. (United
Kingdom)  35,988 586,964
Financial Institutions, Inc. 4,208 81,299
First BanCorp 67,515 1,234,849
First Bancshares, Inc. 5,200 135,096
First Busey Corp. 19,910 482,021
First Commonwealth Financial Corp. 38,264 528,426
First Financial Bancorp 23,834 529,592
First Financial Corp. 2,943 108,538
First Foundation, Inc. 12,147 79,563
First Internet Bancorp 2,323 62,767
First Interstate BancSystem, Inc. Class A  22,322 619,882
First Merchants Corp. 15,123 503,445
First Mid Bancshares, Inc. 7,241 238,084
First of Long Island Corp. 5,069 50,791
Five Star Bancorp 4,076 96,397
Flushing Financial Corp. 5,525 72,654
FNB Corp. 91,016 1,245,099
Fulton Financial Corp. 67,481 1,145,827
Genworth Financial, Inc. Class A * 106,397 642,638
German American Bancorp, Inc. 7,373 260,636
Great Southern Bancorp, Inc. 2,570 142,918
Greenlight Capital Re Ltd. Class A * 6,568 86,041
Hancock Whitney Corp. 31,621 1,512,432
Hanmi Financial Corp. 6,986 116,806
HarborOne Bancorp, Inc. 8,959 99,714
HCI Group, Inc. 3,493 321,950
Heritage Commerce Corp. 13,271 115,458

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Heritage Financial Corp. 8,431 $ 152,011
Heritage Insurance Holdings, Inc. * 8,664 61,341
Hingham Institution For Savings 410 73,341
HomeTrust Bancshares, Inc. 5,148 154,594
Hope Bancorp, Inc. 32,361 347,557
Howard Hughes Holdings, Inc. * 9,539 618,318
Independent Bank Corp. 10,218 518,257
Independent Bank Corp. MI 8,425 227,475
International Bancshares Corp. 23,338 1,335,167
International Money Express, Inc. * 7,432 154,883
Jackson Financial, Inc. Class A  27,072 2,010,367
James River Group Holdings Ltd. 5,984 46,256
Kearny Financial Corp. 9,146 56,248
Legacy Housing Corp. * 3,487 79,992
LendingClub Corp. * 28,585 241,829
Macatawa Bank Corp. 12,931 188,793
Medallion Financial Corp. 5,800 44,544
Mercantile Bank Corp. 6,272 254,455
Merchants Bancorp 8,106 328,617
Metropolitan Bank Holding Corp. * 2,806 118,105
MGIC Investment Corp. 77,055 1,660,535
Midland States Bancorp, Inc. 5,876 133,091
MidWestOne Financial Group, Inc. 2,492 56,045
National Bank Holdings Corp. Class A  13,993 546,427
Navient Corp. 18,654 271,602
Nelnet, Inc. Class A  2,859 288,359
New York Community Bancorp, Inc. 95,423 307,262
NewtekOne, Inc. 10,310 129,597
NMI Holdings, Inc. Class A * 34,954 1,189,834
Northeast Bank 2,158 131,336
Northfield Bancorp, Inc. 9,490 89,965
Northrim BanCorp, Inc. 1,202 69,283
Northwest Bancshares, Inc. 47,030 543,197
OceanFirst Financial Corp. 14,825 235,569
OFG Bancorp 19,172 717,991
Old National Bancorp 83,082 1,428,180
Old Second Bancorp, Inc. 16,684 247,090
Oppenheimer Holdings, Inc. Class A  3,383 162,080
Origin Bancorp, Inc. 7,137 226,386
Orrstown Financial Services, Inc. 2,872 78,578
Pagseguro Digital Ltd. Class A * (Brazil)  92,378 1,079,899
Palomar Holdings, Inc. * 7,474 606,515
Pathward Financial, Inc. 10,394 587,989
Patria Investments Ltd. Class A (Cayman)  14,658 176,775
Paysign, Inc. * 10,230 44,091
Peapack-Gladstone Financial Corp. 2,958 66,999
PennyMac Financial Services, Inc. 6,861 649,051
Peoples Bancorp, Inc. 12,652 379,560
Preferred Bank 3,941 297,506
Premier Financial Corp. 13,969 285,806
ProAssurance Corp. * 6,630 81,019
Provident Financial Services, Inc. 29,837 428,161
QCR Holdings, Inc. 5,973 358,380
Radian Group, Inc. 60,129 1,870,012
RBB Bancorp 5,413 101,819
Regional Management Corp. 1,500 43,110
Republic Bancorp, Inc. Class A  2,366 126,841
S&T Bancorp, Inc. 9,922 331,296
Sandy Spring Bancorp, Inc. 11,236 273,709
Shore Bancshares, Inc. 7,524 86,150
Simmons First National Corp. Class A  29,935 526,257
SiriusPoint Ltd. * (Bermuda)  46,337 565,311
SLM Corp. 96,655 2,009,457
SmartFinancial, Inc. 2,997 70,939
a Shares Value
South Plains Financial, Inc. 3,821 $ 103,167
Southern Missouri Bancorp, Inc. 2,428 109,284
Stellar Bancorp, Inc. 11,844 271,938
Stock Yards Bancorp, Inc. 9,828 488,157
StoneX Group, Inc. * 11,343 854,241
Synovus Financial Corp. 41,351 1,661,897
Texas Capital Bancshares, Inc. * 16,034 980,319
Towne Bank 16,278 443,901
TriCo Bancshares 7,073 279,879
TrustCo Bank Corp. 6,784 195,176
Trustmark Corp. 21,235 637,899
UMB Financial Corp. 15,998 1,334,553
Universal Insurance Holdings, Inc. 12,111 227,202
Univest Financial Corp. 10,436 238,254
Valley National Bancorp 82,341 574,740
Veritex Holdings, Inc. 13,478 284,251
WaFd, Inc. 32,279 922,534
Walker & Dunlop, Inc. 4,694 460,951
Washington Trust Bancorp, Inc. 3,459 94,811
Waterstone Financial, Inc. 3,999 51,147
Westamerica BanCorp 9,819 476,516
World Acceptance Corp. * 893 110,357
WSFS Financial Corp. 22,691 1,066,477
75,165,702
Industrial - 19.6%
spacing
Air Transport Services Group, Inc. * 23,845 330,730
AMMO, Inc. * 21,193 35,604
Apogee Enterprises, Inc. 11,350 713,177
ArcBest Corp. 7,661 820,340
Ardmore Shipping Corp. (Ireland)  25,891 583,324
Argan, Inc. 7,705 563,698
Astec Industries, Inc. 5,486 162,715
Atkore, Inc. 15,326 2,067,937
Avnet, Inc. 32,298 1,663,024
Bel Fuse, Inc. Class B  4,350 283,794
Benchmark Electronics, Inc. 20,428 806,089
Boise Cascade Co. 18,222 2,172,427
Clearwater Paper Corp. * 10,818 524,348
Core Molding Technologies, Inc. * 1,565 24,946
Costamare, Inc. (Monaco)  19,517 320,664
Covenant Logistics Group, Inc. 2,501 123,274
DHT Holdings, Inc. 70,737 818,427
Dorian LPG Ltd. 20,818 873,523
Eastern Co. 1,898 48,342
Eastman Kodak Co. * 20,462 110,086
Energy Services of America Corp. 4,529 32,428
EnerSys 17,647 1,826,817
Forward Air Corp. 4,236 80,653
GATX Corp. 17,663 2,337,875
Genco Shipping & Trading Ltd. 22,046 469,800
Great Lakes Dredge & Dock Corp. * 18,156 159,410
Greenbrier Cos., Inc. 16,033 794,435
Heartland Express, Inc. 9,046 111,537
Hub Group, Inc. Class A  20,012 861,517
Hyster-Yale, Inc. 5,422 378,076
IES Holdings, Inc. * 3,137 437,078
Insteel Industries, Inc. 6,954 215,296
International Seaways, Inc. 22,658 1,339,768
JELD-WEN Holding, Inc. * 35,226 474,494
Karat Packaging, Inc. 2,484 73,477
Kennametal, Inc. 37,872 891,507
Kimball Electronics, Inc. * 7,213 158,542
Knife River Corp. * 20,250 1,420,335

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
L B Foster Co. Class A * 3,728 $ 80,227
Latham Group, Inc. * 14,437 43,744
Limbach Holdings, Inc. * 3,494 198,913
Lindsay Corp. 3,861 474,440
LSB Industries, Inc. * 20,887 170,856
LSI Industries, Inc. 6,197 89,671
Luxfer Holdings PLC (United Kingdom)  4,633 53,696
Manitowoc Co., Inc. * 9,736 112,256
Marten Transport Ltd. 23,500 433,575
Matson, Inc. 16,040 2,100,759
MDU Resources Group, Inc. 75,165 1,886,641
Metallus, Inc. * 21,213 429,987
Mueller Water Products, Inc. Class A  51,153 916,662
Myers Industries, Inc. 12,701 169,939
MYR Group, Inc. * 5,180 702,978
NN, Inc. * 19,073 57,219
Nordic American Tankers Ltd. 99,946 397,785
Northwest Pipe Co. * 3,310 112,441
Olympic Steel, Inc. 4,083 183,041
Orion Group Holdings, Inc. * 14,326 136,240
Overseas Shipholding Group, Inc. Class A  32,143 272,573
Pangaea Logistics Solutions Ltd. 10,318 80,790
Plexus Corp. * 7,534 777,358
Powell Industries, Inc. 5,031 721,445
Primoris Services Corp. 15,845 790,507
Ryder System, Inc. 15,791 1,956,189
Ryerson Holding Corp. 11,708 228,306
Safe Bulkers, Inc. (Monaco)  23,696 137,911
Sanmina Corp. * 17,017 1,127,376
Schneider National, Inc. Class B  8,263 199,634
Scorpio Tankers, Inc. (Monaco)  23,436 1,905,112
SFL Corp. Ltd. (Norway)  61,106 848,151
Smith & Wesson Brands, Inc. 23,507 337,090
Sterling Infrastructure, Inc. * 10,241 1,211,920
Stoneridge, Inc. * 4,459 71,166
Taylor Devices, Inc. * 1,260 56,675
Teekay Corp. * (Bermuda)  33,731 302,567
Teekay Tankers Ltd. Class A (Canada)  11,462 788,700
Tennant Co. 7,048 693,805
Terex Corp. 29,964 1,643,226
Tredegar Corp. 9,878 47,316
Trinity Industries, Inc. 37,844 1,132,292
TTM Technologies, Inc. * 43,371 842,699
Turtle Beach Corp. * 6,223 89,238
Tutor Perini Corp. * 22,782 496,192
Universal Logistics Holdings, Inc. 2,784 113,003
Vishay Intertechnology, Inc. 58,380 1,301,874
Werner Enterprises, Inc. 21,493 770,094
World Kinect Corp. 20,481 528,410
Worthington Enterprises, Inc. 12,044 570,043
53,902,246
Technology - 1.4%
spacing
Climb Global Solutions, Inc. 1,511 94,906
Cricut, Inc. Class A * 23,142 138,621
CSP, Inc. 2,783 41,467
Diodes, Inc. * 8,810 633,703
DXC Technology Co. * 63,797 1,217,885
inTEST Corp. * 2,174 21,479
Photronics, Inc. * 29,117 718,316
Playstudios, Inc. * 19,041 39,415
PubMatic, Inc. Class A * 15,577 316,369
SMART Global Holdings, Inc. * 18,236 417,057
a Shares Value
Vishay Precision Group, Inc. * 3,862 $ 117,559
3,756,777
Utilities - 0.1%
spacing
Ameresco, Inc. Class A * 8,620 248,342
Total Common Stocks
    (Cost $271,176,170) 272,872,385
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,416,709; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $1,444,507) $ 1,416,125 1,416,125
a
Total Short-Term Investments
(Cost $1,416,125) 1,416,125
TOTAL INVESTMENTS - 100.0%
(Cost $272,592,295) 274,288,510
OTHER ASSETS & LIABILITIES, NET - (0.0%) (59,526)
NET ASSETS - 100.0% $ 274,228,984
Financial 27 .4%
Consumer, Cyclical 20 .5%
Industrial 19 .6%
Energy 14 .8%
Consumer, Non-Cyclical 7 .9%
Basic Materials 4 .5%
Communications 3 .3%
Others (each less than 3.0%) 2 .0%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 272,872,385 $ 272,872,385 $ – $ –
Short-Term Investments 1,416,125 – 1,416,125 –
Total $ 274,288,510 $ 272,872,385 $ 1,416,125 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.4%
Basic Materials - 0.5%
spacing
Akzo Nobel NV (Netherlands)  76,231 $ 4,646,224
Communications - 6.7%
spacing
BCE, Inc. (Canada)  122,084 3,954,199
Cisco Systems, Inc. 298,899 14,200,691
F5, Inc. * 91,563 15,769,895
Verizon Communications, Inc. 374,449 15,442,277
Walt Disney Co. 75,502 7,496,594
56,863,656
Consumer, Cyclical - 3.8%
spacing
Aptiv PLC * 67,417 4,747,505
Dollar Tree, Inc. * 87,734 9,367,359
General Motors Co. 119,149 5,535,663
MSC Industrial Direct Co., Inc. Class A  96,581 7,659,839
Southwest Airlines Co. 181,216 5,184,590
32,494,956
Consumer, Non-Cyclical - 33.8%
spacing
Automatic Data Processing, Inc. 17,045 4,068,471
Becton Dickinson & Co. 45,138 10,549,202
Colgate-Palmolive Co. 85,098 8,257,910
Conagra Brands, Inc. 321,430 9,135,041
CVS Health Corp. 137,582 8,125,593
General Mills, Inc. 133,971 8,475,006
Heineken Holding NV (Netherlands)  111,584 8,795,022
Henry Schein, Inc. * 192,081 12,312,392
Johnson & Johnson 260,121 38,019,285
Kenvue, Inc. 834,207 15,165,883
Kimberly-Clark Corp. 116,302 16,072,936
Koninklijke Ahold Delhaize NV
(Netherlands)  139,869 4,115,937
Medtronic PLC 455,754 35,872,397
Merck & Co., Inc. 32,104 3,974,475
Mondelez International, Inc. Class A  124,214 8,128,564
Pernod Ricard SA (France)  61,653 8,411,914
Quest Diagnostics, Inc. 76,588 10,483,365
Roche Holding AG 36,779 10,189,943
Unilever PLC ADR (United Kingdom)  261,911 14,402,486
UnitedHealth Group, Inc. 21,115 10,753,025
Universal Health Services, Inc. Class B  56,935 10,528,990
Zimmer Biomet Holdings, Inc. 280,155 30,405,222
286,243,059
Energy - 8.1%
spacing
Baker Hughes Co. 278,535 9,796,076
Chevron Corp. 26,673 4,172,191
Coterra Energy, Inc. 242,246 6,460,701
Enterprise Products Partners LP 390,756 11,324,109
Exxon Mobil Corp. 188,346 21,682,391
Shell PLC 271,587 9,741,272
TotalEnergies SE ADR (France)  76,113 5,075,215
68,251,955
Financial - 20.6%
spacing
Allstate Corp. 84,477 13,487,598
American Tower Corp. REIT 36,444 7,083,985
Bank of New York Mellon Corp. 309,404 18,530,206
Berkshire Hathaway, Inc. Class B * 39,630 16,121,484
BlackRock, Inc. 17,170 13,518,284
a Shares Value
Charles Schwab Corp. 217,066 $ 15,995,594
Chubb Ltd. 16,648 4,246,572
JPMorgan Chase & Co. 134,041 27,111,133
MetLife, Inc. 67,234 4,719,154
Northern Trust Corp. 82,977 6,968,408
Realty Income Corp. REIT 98,628 5,209,531
Truist Financial Corp. 397,978 15,461,445
U.S. Bancorp 369,481 14,668,396
Willis Towers Watson PLC 41,774 10,950,636
174,072,426
Industrial - 13.4%
spacing
CRH PLC 116,947 8,768,686
Dover Corp. 26,123 4,713,895
Emerson Electric Co. 65,050 7,165,908
Johnson Controls International PLC 88,300 5,869,301
Norfolk Southern Corp. 90,265 19,378,993
Oshkosh Corp. 51,699 5,593,832
Packaging Corp. of America 59,272 10,820,696
RTX Corp. 134,951 13,547,731
Siemens AG (Germany)  23,589 4,390,515
Sonoco Products Co. 97,268 4,933,433
TE Connectivity Ltd. 55,272 8,314,567
United Parcel Service, Inc. Class B  142,996 19,569,003
113,066,560
Technology - 4.1%
spacing
Amdocs Ltd. 113,601 8,965,391
Analog Devices, Inc. 74,364 16,974,326
Cognizant Technology Solutions Corp.
Class A  66,618 4,530,024
ON Semiconductor Corp. * 61,378 4,207,462
34,677,203
Utilities - 6.4%
spacing
Duke Energy Corp. 213,858 21,434,987
Edison International 137,820 9,896,854
Eversource Energy 159,839 9,064,470
Xcel Energy, Inc. 264,366 14,119,788
54,516,099
Total Common Stocks
    (Cost $807,325,081) 824,832,138

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, forward foreign currency contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$20,132,470; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $20,526,709) $ 20,124,169 $ 20,124,169
a
Total Short-Term Investments
(Cost $20,124,169) 20,124,169
TOTAL INVESTMENTS - 99.8%
(Cost $827,449,250) 844,956,307
DERIVATIVES - 0.0% 244,168
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,038,957
NET ASSETS - 100.0% $ 846,239,432
Consumer, Non-Cyclical 33 .8%
Financial 20 .6%
Industrial 13 .4%
Energy 8 .1%
Communications 6 .7%
Utilities 6 .4%
Technology 4 .1%
Consumer, Cyclical 3 .8%
Others (each less than 3.0%) 2 .9%
99 .8%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .2%
100 .0%
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 3,416,988 CAD 4,655,185 09/24 BOA $ 7,193 $ –
USD 4,458,535 CHF 3,941,131 09/24 MSC 26,148 –
USD 4,461,599 CHF 3,941,131 09/24 UBS 29,212 –
USD 7,648,958 EUR 7,089,097 09/24 BOA 25,237 –
USD 7,645,477 EUR 7,089,097 09/24 CIT 21,757 –
USD 7,653,516 EUR 7,089,097 09/24 MSC 29,796 –
USD 7,648,923 EUR 7,089,097 09/24 UBS 25,202 –
USD 20,486,111 GBP 16,132,828 09/24 GSC 79,623 –
Total Forward Foreign Currency Contracts $ 244,168 $ –
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 4,646,224 $ – $ 4,646,224 $ –
Communications 56,863,656 56,863,656 – –
Consumer, Cyclical 32,494,956 32,494,956 – –
Consumer, Non-Cyclical 286,243,059 254,730,243 31,512,816 –
Energy 68,251,955 58,510,683 9,741,272 –
Financial 174,072,426 174,072,426 – –
Industrial 113,066,560 108,676,045 4,390,515 –
Technology 34,677,203 34,677,203 – –
Utilities 54,516,099 54,516,099 – –
Total Common Stocks 824,832,138 774,541,311 50,290,827 –
Short-Term Investments 20,124,169 – 20,124,169 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 244,168 – 244,168 –
Total $ 845,200,475 $ 774,541,311 $ 70,659,164 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 0.7%
spacing
Axalta Coating Systems Ltd. * 196,605 $ 6,717,993
Communications - 5.8%
spacing
Alphabet, Inc. Class C  15,378 2,820,633
Booking Holdings, Inc. 1,269 5,027,143
CDW Corp. 17,300 3,872,432
Cisco Systems, Inc. 86,648 4,116,646
Expedia Group, Inc. * 80,849 10,186,166
IAC, Inc. * 160,529 7,520,784
Liberty Broadband Corp. Class C * 60,881 3,337,496
Liberty Media Corp. - Liberty SiriusXM
Class C * 198,329 4,394,971
Meta Platforms, Inc. Class A  5,553 2,799,934
Nexstar Media Group, Inc. 29,263 4,857,951
T-Mobile U.S., Inc. 29,963 5,278,881
Verizon Communications, Inc. 143,897 5,934,312
60,147,349
Consumer, Cyclical - 6.9%
spacing
AutoZone, Inc. * 2,563 7,596,988
Bath & Body Works, Inc. 167,740 6,550,247
Best Buy Co., Inc. 57,605 4,855,525
Carter's, Inc. 112,842 6,992,819
Columbia Sportswear Co. 45,098 3,566,350
Dick's Sporting Goods, Inc. 34,928 7,504,281
Home Depot, Inc. 14,351 4,940,188
Liberty Media Corp. - Liberty Live Class C * 58,209 2,227,658
Lowe's Cos., Inc. 30,360 6,693,166
McDonald's Corp. 24,690 6,292,000
Murphy USA, Inc. 13,004 6,104,858
Newell Brands, Inc. 402,596 2,580,640
Ralph Lauren Corp. 14,018 2,453,991
Texas Roadhouse, Inc. 18,094 3,106,921
71,465,632
Consumer, Non-Cyclical - 18.6%
spacing
AbbVie, Inc. 117,256 20,111,749
Albertsons Cos., Inc. Class A  264,282 5,219,570
Bristol-Myers Squibb Co. 248,399 10,316,010
Cencora, Inc. 58,384 13,153,915
Cigna Group 20,553 6,794,205
Corpay, Inc. * 20,365 5,425,440
CVS Health Corp. 110,216 6,509,357
HCA Healthcare, Inc. 38,456 12,355,144
Henry Schein, Inc. * 125,587 8,050,127
Johnson & Johnson 73,302 10,713,820
Kenvue, Inc. 191,636 3,483,942
Keurig Dr Pepper, Inc. 306,714 10,244,248
Kraft Heinz Co. 206,762 6,661,872
Labcorp Holdings, Inc. 39,997 8,139,789
Medtronic PLC 56,878 4,476,867
Merck & Co., Inc. 64,003 7,923,571
Philip Morris International, Inc. 88,990 9,017,357
Post Holdings, Inc. * 82,906 8,635,489
Procter & Gamble Co. 73,574 12,133,824
Regeneron Pharmaceuticals, Inc. * 7,922 8,326,260
UnitedHealth Group, Inc. 12,010 6,116,213
Vertex Pharmaceuticals, Inc. * 9,120 4,274,726
Zimmer Biomet Holdings, Inc. 48,729 5,288,558
193,372,053
a Shares Value
Energy - 8.9%
spacing
Chevron Corp. 112,749 $ 17,636,198
ConocoPhillips 168,068 19,223,618
Coterra Energy, Inc. 173,343 4,623,058
EOG Resources, Inc. 109,071 13,728,767
Kinder Morgan, Inc. 605,431 12,029,914
Phillips 66 82,936 11,708,075
Williams Cos., Inc. 306,102 13,009,335
91,958,965
Financial - 37.3%
spacing
American Express Co. 45,406 10,513,759
American Homes 4 Rent Class A REIT 204,134 7,585,619
Apple Hospitality REIT, Inc. 273,811 3,981,212
Arch Capital Group Ltd. * 42,921 4,330,300
Bank of America Corp. 627,184 24,943,108
Berkshire Hathaway, Inc. Class B * 80,691 32,825,099
Brixmor Property Group, Inc. REIT 314,432 7,260,235
Capital One Financial Corp. 180,915 25,047,682
CBRE Group, Inc. Class A * 53,896 4,802,673
Charles Schwab Corp. 119,333 8,793,649
Chubb Ltd. 29,249 7,460,835
Citizens Financial Group, Inc. 209,002 7,530,342
CNA Financial Corp. 110,920 5,110,084
EastGroup Properties, Inc. REIT 19,521 3,320,522
Federal Realty Investment Trust REIT 65,888 6,652,711
Fifth Third Bancorp 75,557 2,757,075
First Citizens BancShares, Inc. Class A  6,297 10,601,692
Kimco Realty Corp. REIT 443,556 8,631,600
Lamar Advertising Co. Class A REIT 67,619 8,082,499
Loews Corp. 253,395 18,938,742
M&T Bank Corp. 130,623 19,771,097
MGIC Investment Corp. 347,901 7,497,267
Mid-America Apartment Communities, Inc.
REIT 86,835 12,383,539
Morgan Stanley 79,416 7,718,441
Northern Trust Corp. 95,617 8,029,916
PNC Financial Services Group, Inc. 71,235 11,075,618
Progressive Corp. 26,768 5,559,981
Public Storage REIT 47,763 13,739,027
Rayonier, Inc. REIT 141,567 4,118,184
Regency Centers Corp. REIT 136,749 8,505,788
Regions Financial Corp. 464,231 9,303,189
State Street Corp. 143,551 10,622,774
Travelers Cos., Inc. 71,617 14,562,601
W R Berkley Corp. 66,062 5,191,152
Wells Fargo & Co. 496,181 29,468,190
Weyerhaeuser Co. REIT 378,668 10,750,384
387,466,586
Industrial - 14.6%
spacing
Carlisle Cos., Inc. 24,406 9,889,555
Dover Corp. 58,290 10,518,430
Eaton Corp. PLC 14,242 4,465,579
Energizer Holdings, Inc. 109,718 3,241,070
FedEx Corp. 43,743 13,115,901
Fortune Brands Innovations, Inc. 91,540 5,944,608
General Dynamics Corp. 34,069 9,884,780
Graphic Packaging Holding Co. 283,983 7,443,194
Honeywell International, Inc. 44,177 9,433,557
Martin Marietta Materials, Inc. 15,729 8,521,972
Middleby Corp. * 19,692 2,414,436
Mohawk Industries, Inc. * 69,507 7,895,300

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Northrop Grumman Corp. 10,241 $ 4,464,564
Packaging Corp. of America 58,419 10,664,973
RTX Corp. 107,854 10,827,463
Silgan Holdings, Inc. 78,744 3,333,233
TD SYNNEX Corp. 67,212 7,756,265
Timken Co. 57,746 4,627,187
Union Pacific Corp. 38,510 8,713,273
United Parcel Service, Inc. Class B  18,074 2,473,427
Westrock Co. 119,331 5,997,576
151,626,343
Technology - 2.9%
spacing
Analog Devices, Inc. 24,439 5,578,446
International Business Machines Corp. 33,331 5,764,597
NXP Semiconductors NV (China)  26,055 7,011,140
Texas Instruments, Inc. 61,695 12,001,528
30,355,711
Utilities - 3.5%
spacing
Edison International 79,614 5,717,081
Entergy Corp. 29,595 3,166,665
NextEra Energy, Inc. 120,883 8,559,725
PG&E Corp. 421,488 7,359,181
Public Service Enterprise Group, Inc. 96,106 7,083,012
Xcel Energy, Inc. 88,154 4,708,305
36,593,969
Total Common Stocks
    (Cost $844,286,282) 1,029,704,601
Principal
Amount
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $8,224,999; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $8,386,112) $ 8,221,608 8,221,608
a
Total Short-Term Investments
(Cost $8,221,608) 8,221,608
TOTAL INVESTMENTS - 100.0%
(Cost $852,507,890) 1,037,926,209
OTHER ASSETS & LIABILITIES, NET - (0.0%) (206,737)
NET ASSETS - 100.0% $ 1,037,719,472
Financial 37 .3%
Consumer, Non-Cyclical 18 .6%
Industrial 14 .6%
Energy 8 .9%
Consumer, Cyclical 6 .9%
Communications 5 .8%
Utilities 3 .5%
Others (each less than 3.0%) 4 .4%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,029,704,601 $ 1,029,704,601 $ – $ –
Short-Term Investments 8,221,608 – 8,221,608 –
Total Assets 1,037,926,209 1,029,704,601 8,221,608 –
a
Liabilities Due to Custodian (33,031) – (33,031) –
Total Liabilities (33,031) – (33,031) –
Total $ 1,037,893,178 $ 1,029,704,601 $ 8,188,577 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA, Exp 08/06/24 * 6,707 $ 10,798
Total Rights
    (Cost $0) 10,798
PREFERRED STOCKS - 0.9%
Brazil - 0.9%
spacing
Itau Unibanco Holding SA 1,129,034 6,545,857
Total Preferred Stocks
    (Cost $6,295,884) 6,545,857
COMMON STOCKS - 93.7%
Brazil - 5.8%
spacing
Ambev SA 2,694,021 5,498,789
Arezzo Industria e Comercio SA 113,467 1,042,295
B3 SA - Brasil Bolsa Balcao 894,900 1,639,287
Banco BTG Pactual SA 697,500 3,856,769
Localiza Rent a Car SA 767,044 5,763,018
NU Holdings Ltd. Class A * 869,879 11,212,740
Raia Drogasil SA 436,400 2,004,750
Vale SA ADR 355,548 3,971,471
WEG SA 746,475 5,633,849
40,622,968
Chile - 1.0%
spacing
Antofagasta PLC 133,743 3,554,357
Banco de Chile 29,907,727 3,337,347
6,891,704
China - 17.2%
spacing
Airtac International Group 67,000 2,033,607
Budweiser Brewing Co. APAC Ltd. ~ 2,203,600 2,593,593
H World Group Ltd. 67,300 223,876
H World Group Ltd. ADR 896,603 29,874,812
MicroTech Medical Hangzhou Co. Ltd.
Class H * ~ 113,800 55,668
NetEase, Inc. ADR 26,321 2,515,761
New Horizon Health Ltd. * ~ ± Ω 813,000 1,324,903
PDD Holdings, Inc. ADR * 87,333 11,610,922
Tencent Holdings Ltd. 950,625 45,097,962
WuXi XDC Cayman, Inc. * 1,159,500 2,574,012
Yum China Holdings, Inc. 424,207 13,082,544
ZTO Express Cayman, Inc. ADR 516,497 10,717,313
121,704,973
France - 3.7%
spacing
L'Oreal SA 9,294 4,090,899
Pernod Ricard SA 80,505 10,984,074
TotalEnergies SE 161,914 10,840,747
25,915,720
Hong Kong - 0.1%
spacing
AIA Group Ltd. 54,418 368,179
India - 16.3%
spacing
Adani Ports & Special Economic Zone Ltd. 251,425 4,450,671
a Shares Value
Havells India Ltd. 224,963 $ 4,913,368
HCL Technologies Ltd. 194,701 3,399,246
HDFC Bank Ltd. 1,315,827 26,572,062
Infosys Ltd. 332,250 6,235,227
Kotak Mahindra Bank Ltd. 1,596,663 34,423,411
Macrotech Developers Ltd. ~ 279,248 5,035,938
Oberoi Realty Ltd. 478,067 10,112,603
Sun Pharmaceutical Industries Ltd. 20,946 381,420
Tata Consultancy Services Ltd. 419,715 19,606,242
115,130,188
Indonesia - 1.5%
spacing
Bank Central Asia Tbk. PT 14,355,600 8,686,436
Bank Rakyat Indonesia Persero Tbk. PT 7,651,600 2,145,481
10,831,917
Italy - 1.8%
spacing
Ermenegildo Zegna NV 120,099 1,421,972
PRADA SpA 1,556,800 11,600,433
13,022,405
Japan - 2.3%
spacing
Chugai Pharmaceutical Co. Ltd. 169,000 6,017,810
Daiichi Sankyo Co. Ltd. 293,300 10,193,265
16,211,075
Mexico - 10.4%
spacing
America Movil SAB de CV ADR 611,774 10,400,158
Fomento Economico Mexicano SAB de CV 1,848,089 19,882,993
Grupo Aeroportuario del Pacifico SAB de
CV Class B  40,315 630,628
Grupo Aeroportuario del Sureste SAB de
CV Class B  41,826 1,259,238
Grupo Mexico SAB de CV 5,052,577 27,178,142
Wal-Mart de Mexico SAB de CV 4,112,428 13,995,068
73,346,227
Netherlands - 0.3%
spacing
Argenx SE ADR * 5,280 2,270,611
Peru - 0.9%
spacing
Credicorp Ltd. 39,708 6,406,092
Philippines - 1.4%
spacing
SM Investments Corp. 593,809 8,400,681
SM Prime Holdings, Inc. 3,601,000 1,736,166
10,136,847
Poland - 0.7%
spacing
Allegro.eu SA * ~ 525,301 4,909,415
Portugal - 2.2%
spacing
Galp Energia SGPS SA 663,080 14,004,830
Jeronimo Martins SGPS SA 69,837 1,364,893
15,369,723
Russia - 0.0%
spacing
Novatek PJSC GDR (LI) * ~ ± Ω 211,808 1
Novatek PJSC GDR (OTC) * ~ ± Ω 46,795 –
Polyus PJSC GDR * ~ ± Ω 41,905 –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2024, investments with a total aggregate value of $1,324,904 or 0.2% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Sberbank of Russia PJSC * ± Ω 156,504 $ –
1
South Africa - 1.1%
spacing
FirstRand Ltd. 1,895,784 8,040,428
South Korea - 8.2%
spacing
LG H&H Co. Ltd. 1,794 448,079
Samsung Biologics Co. Ltd. * ~ 21,446 11,286,507
Samsung Electronics Co. Ltd. 630,072 37,082,116
SK Hynix, Inc. 53,558 9,089,251
57,905,953
Switzerland - 1.6%
spacing
Cie Financiere Richemont SA Class A  64,506 10,081,187
Galderma Group AG * 16,548 1,362,224
11,443,411
Taiwan - 14.6%
spacing
Global Unichip Corp. 10,000 492,913
MediaTek, Inc. 291,000 12,532,898
Taiwan Semiconductor Manufacturing Co.
Ltd. 2,914,376 86,346,004
Voltronic Power Technology Corp. 59,000 3,493,177
102,864,992
Turkey - 1.0%
spacing
Akbank T.A.S 557,975 1,094,429
BIM Birlesik Magazalar AS 115,584 1,929,069
KOC Holding AS 386,364 2,683,449
Migros Ticaret AS 78,814 1,278,149
6,985,096
United Arab Emirates - 0.3%
spacing
Americana Restaurants International PLC 2,512,429 2,143,025
United Kingdom - 1.3%
spacing
AstraZeneca PLC 58,342 9,079,938
Total Common Stocks
    (Cost $657,939,487) 661,600,888
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $4,718,451; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $4,810,975) $ 4,716,505 4,716,505
Total Short-Term Investments
(Cost $4,716,505) 4,716,505
TOTAL INVESTMENTS - 95.3%
(Cost $668,951,876) 672,874,048
OTHER ASSETS & LIABILITIES, NET - 4.7% 33,191,588
NET ASSETS - 100.0% $ 706,065,636
Technology 25 .1%
Financial 18 .6%
Consumer, Non-Cyclical 15 .7%
Consumer, Cyclical 12 .1%
Communications 10 .2%
Basic Materials 4 .9%
Industrial 4 .1%
Energy 3 .5%
Others (each less than 3.0%) 1 .1%
95 .3%
Other Assets & Liabilities, Net 4 .7%
100 .0%
China 17 .2%
India 16 .3%
Taiwan 14 .6%
Mexico 10 .4%
South Korea 8 .2%
Brazil 6 .7%
France 3 .7%
Others (each less than 3.0%) 18 .2%
95 .3%
Other Assets and Liabilities, Net 4 .7%
100 .0%

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 10,798 $ 10,798 $ – $ –
Preferred Stocks 6,545,857 6,545,857 – –
Common Stocks
Brazil 40,622,968 40,622,968 – –
Chile 6,891,704 3,337,347 3,554,357 –
China 121,704,973 67,857,020 52,523,050 1,324,903
France 25,915,720 – 25,915,720 –
Hong Kong 368,179 – 368,179 –
India 115,130,188 – 115,130,188 –
Indonesia 10,831,917 – 10,831,917 –
Italy 13,022,405 1,421,972 11,600,433 –
Japan 16,211,075 – 16,211,075 –
Mexico 73,346,227 73,346,227 – –
Netherlands 2,270,611 2,270,611 – –
Peru 6,406,092 6,406,092 – –
Philippines 10,136,847 – 10,136,847 –
Poland 4,909,415 – 4,909,415 –
Portugal 15,369,723 – 15,369,723 –
Russia 1 – – 1
South Africa 8,040,428 – 8,040,428 –
South Korea 57,905,953 – 57,905,953 –
Switzerland 11,443,411 1,362,224 10,081,187 –
Taiwan 102,864,992 – 102,864,992 –
Turkey 6,985,096 5,706,947 1,278,149 –
United Arab Emirates 2,143,025 2,143,025 – –
United Kingdom 9,079,938 – 9,079,938 –
Total Common Stocks 661,600,888 204,474,433 455,801,551 1,324,904
Short-Term Investments 4,716,505 – 4,716,505 –
Total $ 672,874,048 $ 211,031,088 $ 460,518,056 $ 1,324,904

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.5%
Australia - 1.2%
spacing
Brambles Ltd. 1,163,298 $ 11,225,736
Canada - 8.5%
spacing
Canadian Pacific Kansas City Ltd. 309,406 24,367,094
Dollarama, Inc. 58,053 5,300,537
Loblaw Cos. Ltd. 173,607 20,139,199
Shopify, Inc. Class A * 175,901 11,618,261
Thomson Reuters Corp. 112,297 18,929,726
80,354,817
China - 0.2%
spacing
Zai Lab Ltd. * 385,800 657,147
Zai Lab Ltd. ADR * 72,028 1,248,245
1,905,392
Denmark - 6.7%
spacing
Novo Nordisk AS Class B  385,125 55,105,516
Zealand Pharma AS * 64,253 8,213,143
63,318,659
France - 9.1%
spacing
Bureau Veritas SA 160,961 4,472,958
EssilorLuxottica SA 63,031 13,544,324
L'Oreal SA 34,339 15,114,845
LVMH Moet Hennessy Louis Vuitton SE 33,219 25,505,243
Publicis Groupe SA 111,349 11,827,385
Safran SA 76,686 16,162,227
86,626,982
Germany - 7.0%
spacing
Deutsche Boerse AG 86,493 17,678,881
Deutsche Telekom AG 613,786 15,427,822
SAP SE 167,262 33,598,850
66,705,553
Hong Kong - 0.6%
spacing
AIA Group Ltd. 873,308 5,908,581
India - 1.0%
spacing
HDFC Bank Ltd. 233,100 4,707,266
HDFC Bank Ltd. ADR 72,040 4,634,333
9,341,599
Italy - 3.4%
spacing
Ferrari NV 36,016 14,697,829
Intesa Sanpaolo SpA 4,807,300 17,865,914
32,563,743
Japan - 11.5%
spacing
Daifuku Co. Ltd. 87,021 1,634,421
Hoya Corp. 152,244 17,803,311
Keyence Corp. 39,294 17,198,116
MonotaRO Co. Ltd. 216,520 2,535,791
Nomura Research Institute Ltd. 246,868 6,977,406
Olympus Corp. 910,765 14,701,865
SMC Corp. 24,103 11,484,035
Sony Group Corp. 245,866 20,952,979
a Shares Value
Tokyo Electron Ltd. 73,005 $ 15,980,822
109,268,746
Netherlands - 6.0%
spacing
Argenx SE * 36,644 15,899,421
ASML Holding NV 39,797 40,559,743
56,459,164
New Zealand - 0.6%
spacing
Xero Ltd. * 64,192 5,805,297
Portugal - 1.4%
spacing
EDP - Energias de Portugal SA 3,562,055 13,355,202
Singapore - 0.8%
spacing
Sea Ltd. ADR * 102,198 7,298,981
Spain - 5.5%
spacing
Banco Bilbao Vizcaya Argentaria SA 624,759 6,271,640
Industria de Diseno Textil SA 688,674 34,174,342
Puig Brands SA Class B * 397,282 11,104,750
51,550,732
Sweden - 3.3%
spacing
Atlas Copco AB Class A  977,741 18,358,300
EQT AB 194,528 5,703,049
Hexagon AB Class B  609,868 6,910,551
30,971,900
Switzerland - 5.2%
spacing
ABB Ltd. 223,217 12,377,583
Alcon, Inc. 179,810 15,983,640
Givaudan SA 2,981 14,119,851
Straumann Holding AG 50,599 6,245,865
48,726,939
Taiwan - 2.3%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. 739,685 21,915,101
United Kingdom - 13.6%
spacing
3i Group PLC 290,889 11,211,114
AstraZeneca PLC 180,593 28,106,223
Compass Group PLC 373,064 10,163,496
Lloyds Banking Group PLC 6,585,636 4,542,206
London Stock Exchange Group PLC 247,076 29,297,855
RELX PLC 490,001 22,451,273
Rentokil Initial PLC 1,875,415 10,891,656
Unilever PLC 229,002 12,569,309
129,233,132
United States - 10.6%
spacing
Accenture PLC Class A  20,975 6,364,025
CRH PLC 228,746 17,151,375
Haleon PLC 4,546,937 18,500,192
Linde PLC 37,716 16,550,158
Monday.com Ltd. * 14,812 3,566,137
Nestle SA 156,222 15,946,246

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
a Shares Value
Schneider Electric SE 94,827 $ 22,734,372
100,812,505
Total Common Stocks
    (Cost $843,259,980) 933,348,761
Principal
Amount
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$13,441,773; collateralized by U.S.
Treasury Obligations: 3.375% - 5.385%
due 04/30/26 - 11/15/48 and value
$13,705,024) $ 13,436,230 13,436,230
Total Short-Term Investments
(Cost $13,436,230) 13,436,230
TOTAL INVESTMENTS - 99.9%
(Cost $856,696,210) 946,784,991
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,227,492
NET ASSETS - 100.0% $ 948,012,483
Consumer, Non-Cyclical 31 .9%
Industrial 17 .5%
Technology 14 .2%
Consumer, Cyclical 11 .7%
Financial 11 .4%
Communications 7 .1%
Basic Materials 3 .3%
Others (each less than 3.0%) 2 .8%
99 .9%
Other Assets & Liabilities, Net 0 .1%
100 .0%
United Kingdom 13 .6%
United States (Includes Short-Term Investments) 12 .0%
Japan 11 .5%
France 9 .1%
Canada 8 .5%
Germany 7 .0%
Denmark 6 .7%
Netherlands 6 .0%
Spain 5 .5%
Switzerland 5 .2%
Italy 3 .4%
Sweden 3 .3%
Others (each less than 3.0%) 8 .1%
99 .9%
Other Assets and Liabilities, Net 0 .1%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 11,225,736 $ – $ 11,225,736 $ –
Canada 80,354,817 80,354,817 – –
China 1,905,392 1,248,245 657,147 –
Denmark 63,318,659 – 63,318,659 –
France 86,626,982 – 86,626,982 –
Germany 66,705,553 – 66,705,553 –
Hong Kong 5,908,581 – 5,908,581 –
India 9,341,599 4,634,333 4,707,266 –
Italy 32,563,743 – 32,563,743 –
Japan 109,268,746 – 109,268,746 –
Netherlands 56,459,164 – 56,459,164 –
New Zealand 5,805,297 – 5,805,297 –
Portugal 13,355,202 – 13,355,202 –
Singapore 7,298,981 7,298,981 – –
Spain 51,550,732 11,104,750 40,445,982 –
Sweden 30,971,900 – 30,971,900 –
Switzerland 48,726,939 – 48,726,939 –
Taiwan 21,915,101 – 21,915,101 –
United Kingdom 129,233,132 – 129,233,132 –
United States 100,812,505 43,631,695 57,180,810 –
Total Common Stocks 933,348,761 148,272,821 785,075,940 –
Short-Term Investments 13,436,230 – 13,436,230 –
Total $ 946,784,991 $ 148,272,821 $ 798,512,170 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.0%
Australia - 0.8%
spacing
Rio Tinto PLC 164,517 $ 10,795,320
Belgium - 0.6%
spacing
KBC Group NV 117,094 8,250,736
Canada - 3.7%
spacing
Canadian National Railway Co. 142,453 16,827,973
Intact Financial Corp. 59,789 9,964,906
Suncor Energy, Inc. 331,379 12,632,152
Toronto-Dominion Bank 220,806 12,137,430
51,562,461
China - 2.2%
spacing
NetEase, Inc. 481,600 9,196,597
Tencent Holdings Ltd. 357,123 16,942,032
Yum China Holdings, Inc. 136,431 4,207,532
30,346,161
Denmark - 3.8%
spacing
Carlsberg AS Class B  126,248 15,156,571
Novo Nordisk AS Class B  264,183 37,800,560
52,957,131
France - 14.9%
spacing
Air Liquide SA 214,647 37,045,384
Capgemini SE 145,278 28,857,651
Cie de Saint-Gobain SA 234,628 18,247,989
Cie Generale des Etablissements Michelin
SCA 346,706 13,400,568
Dassault Systemes SE 168,422 6,332,831
Edenred SE 218,744 9,277,333
Engie SA 1,064,430 15,243,015
EssilorLuxottica SA 105,735 22,720,711
Legrand SA 118,459 11,757,673
LVMH Moet Hennessy Louis Vuitton SE 36,580 28,085,788
Pernod Ricard SA 97,647 13,322,923
204,291,866
Germany - 8.7%
spacing
Beiersdorf AG 177,680 26,006,302
Deutsche Boerse AG 134,071 27,403,666
Merck KGaA 131,440 21,736,945
MTU Aero Engines AG 32,704 8,337,991
SAP SE 179,840 36,125,463
119,610,367
Hong Kong - 1.9%
spacing
AIA Group Ltd. 2,597,207 17,572,045
Prudential PLC 876,756 7,949,559
25,521,604
India - 1.8%
spacing
HDFC Bank Ltd. 869,594 17,560,748
Tata Consultancy Services Ltd. 160,779 7,510,506
25,071,254
Ireland - 0.8%
spacing
AIB Group PLC 1,985,603 10,486,147
a Shares Value
Israel - 0.9%
spacing
Check Point Software Technologies Ltd. * 78,452 $ 12,944,580
Italy - 4.0%
spacing
Eni SpA 994,874 15,275,944
Intesa Sanpaolo SpA 5,941,593 22,081,416
Ryanair Holdings PLC ADR 154,375 17,975,425
55,332,785
Japan - 15.3%
spacing
Daikin Industries Ltd. 105,500 14,687,254
Denso Corp. 1,128,400 17,613,229
Hitachi Ltd. 1,798,000 40,484,326
Hoya Corp. 68,200 7,975,262
Kose Corp. 139,500 8,856,032
Kubota Corp. 315,800 4,437,932
Kyocera Corp. 1,010,000 11,649,163
Mitsubishi Electric Corp. 872,600 13,983,516
Olympus Corp. 893,700 14,426,396
Seven & i Holdings Co. Ltd. 952,200 11,636,036
Shin-Etsu Chemical Co. Ltd. 400,700 15,579,871
SMC Corp. 23,300 11,101,441
Sony Group Corp. 203,200 17,316,934
Terumo Corp. 722,300 11,979,489
ZOZO, Inc. 320,000 8,000,509
209,727,390
Netherlands - 2.4%
spacing
Akzo Nobel NV 148,156 9,030,001
ING Groep NV 1,411,106 24,246,566
33,276,567
Portugal - 0.9%
spacing
Galp Energia SGPS SA 566,068 11,955,851
Singapore - 1.3%
spacing
DBS Group Holdings Ltd. 662,985 17,462,229
South Korea - 1.0%
spacing
Samsung Electronics Co. Ltd. 240,457 14,151,802
Spain - 1.1%
spacing
Amadeus IT Group SA 220,501 14,673,107
Switzerland - 9.5%
spacing
Cie Financiere Richemont SA Class A  172,761 26,999,597
Julius Baer Group Ltd. 152,035 8,503,648
Novartis AG 268,769 28,616,273
Sika AG 34,350 9,805,534
Sonova Holding AG 31,801 9,796,827
UBS Group AG (XVTX) 847,737 24,898,156
Zurich Insurance Group AG 40,207 21,418,089
130,038,124
Taiwan - 2.0%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 160,446 27,887,119
United Kingdom - 8.5%
spacing
Compass Group PLC 1,097,387 29,896,447
Diageo PLC 429,804 13,493,256

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
a Shares Value
London Stock Exchange Group PLC 151,816 $ 18,002,085
RELX PLC (REN LN) 561,940 25,747,434
RELX PLC (REN NA) 5,341 244,420
Rolls-Royce Holdings PLC * 3,106,507 17,841,399
Tesco PLC 2,961,056 11,437,869
116,662,910
United States - 11.9%
spacing
Experian PLC 587,270 27,282,649
Linde PLC 40,999 17,990,771
Nestle SA 336,219 34,319,308
Qiagen NV * 284,951 11,773,630
Roche Holding AG 104,597 28,979,511
Schneider Electric SE 180,617 43,302,162
163,648,031
Total Common Stocks
    (Cost $1,108,911,290) 1,346,653,542
Principal
Amount
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 0.1%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$983,191; collateralized by U.S. Treasury
Obligations: 3.625% due 05/15/26 and
value $1,002,480) $ 982,785 982,785
U.S. Government Agency Issues - 1.1%
Federal Home Loan Bank
5.468% due 07/01/24  16,011,000 16,004,015
Total Short-Term Investments
(Cost $16,993,785) 16,986,800
TOTAL INVESTMENTS - 99.2%
(Cost $1,125,905,075) 1,363,640,342
OTHER ASSETS & LIABILITIES, NET - 0.8% 11,059,844
NET ASSETS - 100.0% $ 1,374,700,186
Consumer, Non-Cyclical 28 .0%
Financial 18 .0%
Industrial 16 .7%
Consumer, Cyclical 12 .4%
Technology 10 .4%
Basic Materials 6 .6%
Others (each less than 3.0%) 7 .1%
99 .2%
Other Assets & Liabilities, Net 0 .8%
100 .0%
Japan 15 .3%
France 14 .9%
United States (Includes Short-Term Investments) 13 .1%
Switzerland 9 .5%
Germany 8 .7%
United Kingdom 8 .5%
Italy 4 .0%
Denmark 3 .8%
Canada 3 .7%
Others (each less than 3.0%) 17 .7%
99 .2%
Other Assets and Liabilities, Net 0 .8%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 10,795,320 $ – $ 10,795,320 $ –
Belgium 8,250,736 – 8,250,736 –
Canada 51,562,461 51,562,461 – –
China 30,346,161 4,207,532 26,138,629 –
Denmark 52,957,131 – 52,957,131 –
France 204,291,866 – 204,291,866 –
Germany 119,610,367 – 119,610,367 –
Hong Kong 25,521,604 – 25,521,604 –
India 25,071,254 – 25,071,254 –
Ireland 10,486,147 – 10,486,147 –
Israel 12,944,580 12,944,580 – –
Italy 55,332,785 17,975,425 37,357,360 –
Japan 209,727,390 – 209,727,390 –
Netherlands 33,276,567 – 33,276,567 –
Portugal 11,955,851 – 11,955,851 –
Singapore 17,462,229 – 17,462,229 –
South Korea 14,151,802 – 14,151,802 –
Spain 14,673,107 – 14,673,107 –
Switzerland 130,038,124 – 130,038,124 –
Taiwan 27,887,119 27,887,119 – –
United Kingdom 116,662,910 – 116,662,910 –
United States 163,648,031 17,990,771 145,657,260 –
Total Common Stocks 1,346,653,542 132,567,888 1,214,085,654 –
Short-Term Investments 16,986,800 – 16,986,800 –
Total $ 1,363,640,342 $ 132,567,888 $ 1,231,072,454 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 94.4%
Australia - 3.3%
spacing
Amotiv Ltd. 170,123 $ 1,186,344
AUB Group Ltd. 37,400 786,594
Imdex Ltd. 754,547 1,111,721
Inghams Group Ltd. 435,155 1,048,674
Nanosonics Ltd. * 61,300 121,230
nib holdings Ltd. 133,810 652,269
Servcorp Ltd. 111,834 305,132
5,211,964
Austria - 2.6%
spacing
Eurotelesites AG * 72,140 282,766
Mayr Melnhof Karton AG 9,550 1,152,026
Strabag SE 11,490 479,288
Telekom Austria AG * 107,760 1,075,580
Wienerberger AG 33,670 1,116,156
4,105,816
Belgium - 1.4%
spacing
Econocom Group SA NV 222,464 505,086
Fagron 87,310 1,698,997
2,204,083
Brazil - 1.5%
spacing
Afya Ltd. Class A * 23,770 419,541
Atacadao SA * 252,850 407,990
Hypera SA 142,552 731,873
LOG Commercial Properties e Participacoes
SA 206,095 860,864
2,420,268
Canada - 2.9%
spacing
CCL Industries, Inc. Class B  24,460 1,286,248
ECN Capital Corp. 86,830 105,995
North West Co., Inc. 39,840 1,206,805
Open Text Corp. 31,100 933,875
Parkland Corp. 27,270 764,449
Quebecor, Inc. Class A  17,470 372,629
4,670,001
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  14,890 179,573
China - 3.2%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 423,706
Chervon Holdings Ltd. 38,370 89,502
Far East Horizon Ltd. 1,473,577 958,602
Horizon Construction Development Ltd. * 183,729 35,292
Precision Tsugami China Corp. Ltd. ~ 685,562 930,581
Qingdao Port International Co. Ltd.
Class H ~ 1,929,452 1,472,378
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  271,386 955,166
Xingda International Holdings Ltd. 1,532,425 257,036
5,122,263
Denmark - 0.7%
spacing
Spar Nord Bank AS 57,965 1,116,017
a Shares Value
Finland - 1.1%
spacing
Huhtamaki OYJ 31,780 $ 1,270,918
Nanoform Finland PLC * 67,030 119,164
Tokmanni Group Corp. 31,630 443,562
1,833,644
France - 2.8%
spacing
Altarea SCA REIT 7,875 697,470
Antin Infrastructure Partners SA 24,800 301,063
ARGAN SA REIT 11,211 874,490
Lectra 21,730 642,436
Thermador Groupe 15,031 1,270,241
Vallourec SACA * 39,380 619,056
4,404,756
Germany - 3.6%
spacing
JOST Werke SE ~ 16,240 747,915
Norma Group SE 22,293 412,555
Rheinmetall AG 2,670 1,360,674
Stabilus SE 13,990 641,047
Takkt AG 68,563 875,257
Talanx AG 21,350 1,701,374
5,738,822
Greece - 1.3%
spacing
Athens International Airport SA 57,140 480,374
Metlen Energy & Metals SA 34,910 1,303,261
OPAP SA * 20,052 314,389
2,098,024
Hong Kong - 1.9%
spacing
ASMPT Ltd. 120,696 1,671,443
Sino Land Co. Ltd. 736,254 757,679
WH Group Ltd. ~ 854,240 562,266
2,991,388
Hungary - 0.8%
spacing
Richter Gedeon Nyrt 51,196 1,329,845
Indonesia - 0.7%
spacing
Selamat Sempurna Tbk. PT 9,232,790 1,048,732
Ireland - 2.0%
spacing
AerCap Holdings NV 10,997 1,024,920
Dalata Hotel Group PLC 193,590 825,082
Irish Residential Properties REIT PLC ◊ 885,190 858,883
Mincon Group PLC 991,784 509,833
3,218,718
Italy - 1.6%
spacing
Banca Generali SpA 27,630 1,109,106
Recordati Industria Chimica e Farmaceutica
SpA 17,260 898,345
Sesa SpA 4,000 494,203
2,501,654
Japan - 20.1%
spacing
Amano Corp. 51,450 1,333,675
As One Corp. 48,790 872,097
ASKUL Corp. 57,150 776,182
Capcom Co. Ltd. 54,560 1,032,105

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Daiichikosho Co. Ltd. 37,990 $ 392,006
Daiwa Industries Ltd. 45,560 434,526
Dexerials Corp. 23,020 1,074,945
Dip Corp. 23,540 400,607
Fuji Electric Co. Ltd. 14,360 820,539
Funai Soken Holdings, Inc. 33,570 479,404
Hokuhoku Financial Group, Inc. 50,010 648,459
Inaba Denki Sangyo Co. Ltd. 42,840 1,048,802
Isuzu Motors Ltd. 67,500 897,375
Kamigumi Co. Ltd. 47,190 974,927
Kyoto Financial Group, Inc. 44,030 786,655
Maruwa Co. Ltd. 5,160 1,235,394
MEITEC Group Holdings, Inc. 47,350 959,822
Minebea Mitsumi, Inc. 44,590 918,591
Mitani Corp. 62,170 627,921
NET One Systems Co. Ltd. 53,350 977,536
Nishimoto Co. Ltd. 76,347 668,971
NOF Corp. 84,280 1,155,910
NSD Co. Ltd. 65,740 1,262,807
PALTAC Corp. 37,480 1,024,213
Park24 Co. Ltd. * 42,140 422,108
Persol Holdings Co. Ltd. 383,940 532,004
Prestige International, Inc. 100,070 438,588
Relo Group, Inc. 59,080 631,380
Renesas Electronics Corp. 66,960 1,269,873
Roland Corp. 27,440 694,928
S Foods, Inc. 63,700 1,155,731
San-Ai Obbli Co. Ltd. 69,920 899,965
Ship Healthcare Holdings, Inc. 77,650 1,150,888
SUMCO Corp. 63,050 912,069
TechnoPro Holdings, Inc. 42,800 701,017
TIS, Inc. 41,840 812,869
TKC Corp. 19,560 423,000
Tsuruha Holdings, Inc. 19,410 1,103,343
31,951,232
Mexico - 2.3%
spacing
Bolsa Mexicana de Valores SAB de CV 469,099 794,353
Gruma SAB de CV Class B  70,036 1,277,798
Grupo Comercial Chedraui SA de CV 233,980 1,625,135
3,697,286
Netherlands - 1.3%
spacing
Acomo NV 40,832 752,845
Arcadis NV 21,490 1,359,915
2,112,760
Norway - 1.5%
spacing
Europris ASA ~ 205,750 1,390,556
SpareBank 1 SMN 73,930 1,044,552
2,435,108
Peru - 0.4%
spacing
Intercorp Financial Services, Inc. 29,585 663,000
Philippines - 1.7%
spacing
Century Pacific Food, Inc. 3,079,765 1,689,407
Robinsons Land Corp. 3,961,539 1,006,215
2,695,622
Singapore - 1.5%
spacing
Hour Glass Ltd. 466,662 536,868
HRnetgroup Ltd. ~ 1,550,415 800,362
a Shares Value
Mapletree Industrial Trust REIT 637,819 $ 991,653
2,328,883
South Africa - 0.4%
spacing
Pepkor Holdings Ltd. ~ 570,700 586,923
South Korea - 1.6%
spacing
Hyundai Marine & Fire Insurance Co. Ltd. 26,854 671,088
Soulbrain Co. Ltd. 4,450 931,928
Vitzrocell Co. Ltd. 62,200 968,601
2,571,617
Spain - 3.8%
spacing
Cia de Distribucion Integral Logista Holdings
SA 66,430 1,882,422
CIE Automotive SA 42,420 1,174,751
Grupo Catalana Occidente SA 41,770 1,689,613
Prosegur Cia de Seguridad SA 377,480 691,289
Viscofan SA 8,665 568,098
6,006,173
Sweden - 2.1%
spacing
Alligo AB Class B  41,470 563,493
Granges AB 106,030 1,360,232
Hexpol AB 86,100 954,434
Nordnet AB publ 21,600 452,712
3,330,871
Taiwan - 4.2%
spacing
International Games System Co. Ltd.
Class C  46,660 1,943,681
Sporton International, Inc. 124,269 852,247
Test Research, Inc. 249,437 1,317,642
Tripod Technology Corp. 193,099 1,296,235
Yageo Corp. 53,194 1,194,851
6,604,656
Thailand - 0.5%
spacing
Star Petroleum Refining PCL * 3,325,307 737,455
United Kingdom - 16.9%
spacing
Ashtead Technology Holdings PLC 241,970 2,324,643
B&M European Value Retail SA 234,843 1,293,745
Bodycote PLC 100,266 861,186
DCC PLC 7,420 517,855
Direct Line Insurance Group PLC 353,430 896,162
Grainger PLC 398,768 1,227,441
Harbour Energy PLC 209,907 824,155
Hiscox Ltd. 94,610 1,373,278
Indivior PLC * 39,770 621,449
Informa PLC 137,544 1,484,367
J D Wetherspoon PLC * 101,474 938,960
JET2 PLC 63,694 1,054,527
John Wood Group PLC * 543,628 1,411,594
Lancashire Holdings Ltd. 230,731 1,790,835
LSL Property Services PLC 306,864 1,291,729
On the Beach Group PLC ~ 392,539 676,839
Pets at Home Group PLC 163,200 609,413
Premier Foods PLC 596,170 1,196,746
Rathbones Group PLC 20,020 424,730
Sabre Insurance Group PLC ~ 696,242 1,317,919
Savills PLC 78,215 1,101,429

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2024, restricted securities were as follows:
a Shares Value
Tate & Lyle PLC 166,447 $ 1,258,225
Vistry Group PLC * 81,606 1,216,864
WH Smith PLC 78,984 1,130,230
26,844,321
United States - 4.6%
spacing
Adient PLC * 17,480 431,931
Adtalem Global Education, Inc. * 9,030 615,936
Antero Resources Corp. * 39,411 1,285,981
GCC SAB de CV 108,560 1,017,242
GrafTech International Ltd. 119,111 115,537
Impro Precision Industries Ltd. ~ 1,585,721 422,369
Ovintiv, Inc. 19,590 918,183
RHI Magnesita NV 42,130 1,833,744
Westrock Co. 11,830 594,576
7,235,499
Total Common Stocks
    (Cost $145,128,471) 149,996,974
EXCHANGE-TRADED FUNDS - 3.6%
iShares MSCI India 102,690 5,728,048
a
Total Exchange-Traded Funds
    (Cost $4,866,866) 5,728,048
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,100,308; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $1,121,860) $ 1,099,854 1,099,854
Total Short-Term Investments
(Cost $1,099,854) 1,099,854
TOTAL INVESTMENTS - 98.7%
(Cost $151,095,191) 156,824,876
OTHER ASSETS & LIABILITIES, NET - 1.3% 1,985,162
NET ASSETS - 100.0% $ 158,810,038
Industrial 23 .4%
Consumer, Non-Cyclical 19 .1%
Financial 18 .7%
Consumer, Cyclical 15 .4%
Technology 7 .8%
Energy 5 .3%
Exchange-Traded Funds 3 .6%
Others (each less than 3.0%) 5 .4%
98 .7%
Other Assets & Liabilities, Net 1 .3%
100 .0%
Japan 20 .1%
United Kingdom 16 .9%
United States (Includes Short-Term Investments) 5 .3%
Taiwan 4 .2%
Spain 3 .8%
Germany 3 .6%
Australia 3 .3%
China 3 .2%
Others (each less than 3.0%) 38 .3%
98 .7%
Other Assets and Liabilities, Net 1 .3%
100 .0%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $1,298,072 $858,883 0.5%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 5,211,964 $ 305,132 $ 4,906,832 $ –
Austria 4,105,816 1,837,634 2,268,182 –
Belgium 2,204,083 505,086 1,698,997 –
Brazil 2,420,268 2,420,268 – –
Canada 4,670,001 4,670,001 – –
Cayman 179,573 179,573 – –
China 5,122,263 2,348,181 2,774,082 –
Denmark 1,116,017 – 1,116,017 –
Finland 1,833,644 119,164 1,714,480 –
France 4,404,756 697,470 3,707,286 –
Germany 5,738,822 1,287,812 4,451,010 –
Greece 2,098,024 794,763 1,303,261 –
Hong Kong 2,991,388 – 2,991,388 –
Hungary 1,329,845 1,329,845 – –
Indonesia 1,048,732 1,048,732 – –
Ireland 3,218,718 2,393,636 825,082 –
Italy 2,501,654 – 2,501,654 –
Japan 31,951,232 1,605,457 30,345,775 –
Mexico 3,697,286 3,697,286 – –
Netherlands 2,112,760 – 2,112,760 –
Norway 2,435,108 – 2,435,108 –
Peru 663,000 663,000 – –
Philippines 2,695,622 1,689,407 1,006,215 –
Singapore 2,328,883 1,337,230 991,653 –
South Africa 586,923 – 586,923 –
South Korea 2,571,617 – 2,571,617 –
Spain 6,006,173 691,289 5,314,884 –
Sweden 3,330,871 – 3,330,871 –
Taiwan 6,604,656 – 6,604,656 –
Thailand 737,455 – 737,455 –
United Kingdom 26,844,321 12,869,651 13,974,670 –
United States 7,235,499 5,401,755 1,833,744 –
Total Common Stocks 149,996,974 47,892,372 102,104,602 –
Exchange-Traded Funds 5,728,048 5,728,048 – –
Short-Term Investments 1,099,854 – 1,099,854 –
Total $ 156,824,876 $ 53,620,420 $ 103,204,456 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 2.1%
Brazil - 0.4%
spacing
Raizen SA 6,419,505 $ 3,387,693
Germany - 1.7%
spacing
Henkel AG & Co. KGaA 64,103 5,707,526
Volkswagen AG 88,931 10,041,541
15,749,067
Total Preferred Stocks
    (Cost $19,634,168) 19,136,760
COMMON STOCKS - 95.1%
Austria - 2.1%
spacing
ams-OSRAM AG * 1,417,691 1,959,833
Erste Group Bank AG 225,043 10,652,448
Mondi PLC 361,746 6,943,841
19,556,122
Belgium - 1.0%
spacing
Ageas SA 148,913 6,794,417
Proximus SADP 348,735 2,775,716
9,570,133
Brazil - 3.6%
spacing
Ambev SA 2,673,237 5,456,366
Atacadao SA * 1,697,771 2,739,467
Banco Bradesco SA ADR 3,236,744 7,250,307
Caixa Seguridade Participacoes SA 417,413 1,068,528
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 370,708 4,971,643
Lojas Renner SA 1,523,747 3,401,793
Telefonica Brasil SA 771,920 6,260,864
Ultrapar Participacoes SA 394,899 1,525,879
32,674,847
Burkina Faso - 0.3%
spacing
Endeavour Mining PLC 122,525 2,588,336
Canada - 1.3%
spacing
ARC Resources Ltd. 244,545 4,363,396
Barrick Gold Corp. 428,095 7,140,914
11,504,310
China - 1.0%
spacing
Alibaba Group Holding Ltd. 477,698 4,305,415
Baidu, Inc. Class A * 341,270 3,694,605
Dongfeng Motor Group Co. Ltd. Class H * 3,525,092 1,004,571
9,004,591
Finland - 0.8%
spacing
Nokia OYJ (OMXH) 1,886,579 7,180,442
France - 10.8%
spacing
AXA SA 408,568 13,389,279
BNP Paribas SA 162,737 10,407,370
Carrefour SA 557,525 7,900,275
Cie de Saint-Gobain SA 100,637 7,826,955
Engie SA 817,146 11,701,820
Orange SA 711,769 7,139,401
a Shares Value
Renault SA 140,508 $ 7,205,916
Societe Generale SA 441,770 10,386,490
TotalEnergies SE 288,311 19,303,498
Valeo SE 350,978 3,753,124
99,014,128
Germany - 6.0%
spacing
BASF SE 176,941 8,553,780
Continental AG 78,542 4,448,398
Daimler Truck Holding AG 251,299 10,022,593
Evonik Industries AG 329,062 6,714,434
Fresenius SE & Co. KGaA * 261,871 7,823,208
Heidelberg Materials AG 127,788 13,209,970
Mercedes-Benz Group AG 64,694 4,477,569
55,249,952
Hong Kong - 1.9%
spacing
CK Asset Holdings Ltd. 1,333,205 4,994,274
Prudential PLC 887,246 8,044,672
WH Group Ltd. ~ 6,248,285 4,112,659
17,151,605
India - 0.6%
spacing
Canara Bank 3,026,794 4,326,766
Oil & Natural Gas Corp. Ltd. 494,588 1,623,030
5,949,796
Ireland - 1.3%
spacing
AIB Group PLC 1,170,481 6,181,415
Bank of Ireland Group PLC 584,473 6,105,674
12,287,089
Italy - 4.8%
spacing
BPER Banca SpA 1,784,626 9,034,334
Eni SpA 927,698 14,244,480
UniCredit SpA 566,022 20,946,222
44,225,036
Japan - 21.5%
spacing
Alfresa Holdings Corp. 210,270 2,890,006
Alps Alpine Co. Ltd. 258,986 2,483,265
Amada Co. Ltd. 200,100 2,224,824
Dai-ichi Life Holdings, Inc. 335,095 8,973,788
DeNA Co. Ltd. 173,391 1,725,899
Dentsu Group, Inc. 241,640 6,118,435
Eisai Co. Ltd. 41,544 1,710,102
Hakuhodo DY Holdings, Inc. 385,610 2,822,743
Hino Motors Ltd. * 530,798 1,384,567
Honda Motor Co. Ltd. 247,150 2,656,859
Isuzu Motors Ltd. 499,191 6,636,471
Japan Airlines Co. Ltd. 209,977 3,317,636
Japan Post Insurance Co. Ltd. 308,710 6,003,830
JGC Holdings Corp. 354,700 2,788,348
Kirin Holdings Co. Ltd. 260,487 3,364,864
Koito Manufacturing Co. Ltd. 201,170 2,773,389
Kubota Corp. 668,410 9,393,155
Makita Corp. 210,268 5,756,706
Mitsubishi Estate Co. Ltd. 326,497 5,140,177
Mitsubishi Gas Chemical Co., Inc. 238,760 4,580,028
MS&AD Insurance Group Holdings, Inc. 377,815 8,435,100
Nikon Corp. 259,562 2,634,120
Nippon Television Holdings, Inc. 294,847 4,282,470
Nissan Motor Co. Ltd. 1,776,338 6,030,601

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ono Pharmaceutical Co. Ltd. 273,040 $ 3,730,630
Persol Holdings Co. Ltd. 2,635,640 3,652,055
Resona Holdings, Inc. 1,113,245 7,405,464
Rinnai Corp. 174,350 3,975,297
Rohm Co. Ltd. 515,325 6,888,695
Sega Sammy Holdings, Inc. 324,720 4,824,464
Stanley Electric Co. Ltd. 207,196 3,712,692
Subaru Corp. 279,578 5,945,325
Sumitomo Electric Industries Ltd. 142,241 2,223,868
Sumitomo Heavy Industries Ltd. 131,791 3,439,420
Sumitomo Mitsui Trust Holdings, Inc. 485,304 11,152,865
Sumitomo Rubber Industries Ltd. 308,367 3,093,825
T&D Holdings, Inc. 717,806 12,537,959
Taiheiyo Cement Corp. 124,931 3,143,080
Takeda Pharmaceutical Co. Ltd. 214,358 5,560,067
THK Co. Ltd. 222,519 3,991,348
Tsuruha Holdings, Inc. 64,756 3,680,992
Yamato Holdings Co. Ltd. 393,927 4,341,032
197,426,461
Luxembourg - 0.2%
spacing
RTL Group SA 75,546 2,293,889
Malaysia - 0.5%
spacing
CIMB Group Holdings Bhd. 3,052,649 4,398,120
Mexico - 0.4%
spacing
Fresnillo PLC 457,763 3,240,783
Netherlands - 5.4%
spacing
ABN AMRO Bank NV ~ 583,798 9,588,105
ING Groep NV 610,266 10,485,998
Koninklijke Philips NV * 504,383 12,684,498
NN Group NV 206,501 9,597,846
Randstad NV 130,627 5,930,800
VEON Ltd. ADR * 48,917 1,268,907
49,556,154
Norway - 0.1%
spacing
Norsk Hydro ASA 147,074 916,930
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 –
Sberbank of Russia PJSC * ± Ω 927,996 –
–
South Africa - 1.3%
spacing
Anglo American PLC 182,666 5,772,332
MTN Group Ltd. 562,487 2,617,470
Old Mutual Ltd. 5,462,966 3,720,297
12,110,099
South Korea - 4.6%
spacing
Coway Co. Ltd. 83,596 3,874,918
Hankook Tire & Technology Co. Ltd. 72,638 2,373,746
Hyundai Mobis Co. Ltd. 42,962 7,805,039
KB Financial Group, Inc. 159,196 9,055,090
KT Corp. ADR 551,515 7,539,210
a Shares Value
Shinhan Financial Group Co. Ltd. 340,116 $ 11,857,112
42,505,115
Sweden - 1.6%
spacing
SKF AB Class B  362,963 7,294,555
Telefonaktiebolaget LM Ericsson Class B  1,236,542 7,675,481
14,970,036
Switzerland - 4.9%
spacing
Adecco Group AG 182,331 6,048,806
Novartis AG 184,505 19,644,547
Swatch Group AG 40,718 8,342,197
UBS Group AG (XVTX) 370,011 10,867,276
44,902,826
Taiwan - 0.4%
spacing
Catcher Technology Co. Ltd. 550,411 3,931,859
Thailand - 1.0%
spacing
Kasikornbank PCL 2,581,649 8,828,856
Kasikornbank PCL NVDR 100,384 342,296
9,171,152
United Kingdom - 10.2%
spacing
Babcock International Group PLC 412,330 2,724,204
British American Tobacco PLC 582,338 17,889,215
British Land Co. PLC REIT 618,336 3,213,999
BT Group PLC 4,648,396 8,240,910
Burberry Group PLC 382,613 4,248,942
CK Hutchison Holdings Ltd. 1,104,683 5,269,422
easyJet PLC 1,040,171 6,000,166
J Sainsbury PLC 972,419 3,132,989
Kingfisher PLC 1,772,372 5,557,577
Land Securities Group PLC REIT 509,781 3,983,209
Reckitt Benckiser Group PLC 156,915 8,488,973
Standard Chartered PLC 1,420,361 12,825,087
Tate & Lyle PLC 467,409 3,533,292
WPP PLC 980,343 8,976,676
94,084,661
United States - 7.5%
spacing
BP PLC 2,631,293 15,842,404
GSK PLC 864,303 16,624,185
Holcim AG * 83,431 7,374,639
Shell PLC 812,918 29,157,711
68,998,939
Total Common Stocks
    (Cost $815,440,466) 874,463,411
EXCHANGE-TRADED FUNDS - 0.4%
iShares Core MSCI EAFE 50,307 3,654,300
a
Total Exchange-Traded Funds
    (Cost $3,653,278) 3,654,300

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$11,373,631; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $11,596,341) $ 11,368,942 $ 11,368,942
Total Short-Term Investments
(Cost $11,368,942) 11,368,942
TOTAL INVESTMENTS - 98.8%
(Cost $850,096,854) 908,623,413
OTHER ASSETS & LIABILITIES, NET - 1.2% 10,892,073
NET ASSETS - 100.0% $ 919,515,486
Financial 30 .2%
Consumer, Non-Cyclical 16 .7%
Consumer, Cyclical 13 .8%
Energy 9 .4%
Industrial 9 .1%
Communications 9 .0%
Basic Materials 5 .1%
Others (each less than 3.0%) 5 .5%
98 .8%
Other Assets & Liabilities, Net 1 .2%
100 .0%
Japan 21 .5%
France 10 .8%
United Kingdom 10 .2%
United States (Includes Short-Term Investments) 8 .7%
Germany 7 .7%
Netherlands 5 .4%
Switzerland 4 .9%
Italy 4 .8%
South Korea 4 .6%
Brazil 4 .0%
Others (each less than 3.0%) 16 .2%
98 .8%
Other Assets and Liabilities, Net 1 .2%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 3,387,693 $ 3,387,693 $ – $ –
Germany 15,749,067 – 15,749,067 –
Total Preferred Stocks 19,136,760 3,387,693 15,749,067 –
Common Stocks
Austria 19,556,122 6,943,841 12,612,281 –
Belgium 9,570,133 – 9,570,133 –
Brazil 32,674,847 32,674,847 – –
Burkina Faso 2,588,336 2,588,336 – –
Canada 11,504,310 11,504,310 – –
China 9,004,591 – 9,004,591 –
Finland 7,180,442 – 7,180,442 –
France 99,014,128 – 99,014,128 –
Germany 55,249,952 – 55,249,952 –
Hong Kong 17,151,605 – 17,151,605 –
India 5,949,796 – 5,949,796 –
Ireland 12,287,089 – 12,287,089 –
Italy 44,225,036 – 44,225,036 –
Japan 197,426,461 – 197,426,461 –
Luxembourg 2,293,889 – 2,293,889 –
Malaysia 4,398,120 – 4,398,120 –
Mexico 3,240,783 – 3,240,783 –
Netherlands 49,556,154 1,268,907 48,287,247 –
Norway 916,930 – 916,930 –
South Africa 12,110,099 3,720,297 8,389,802 –
South Korea 42,505,115 7,539,210 34,965,905 –
Sweden 14,970,036 – 14,970,036 –
Switzerland 44,902,826 – 44,902,826 –
Taiwan 3,931,859 – 3,931,859 –
Thailand 9,171,152 – 9,171,152 –
United Kingdom 94,084,661 3,533,292 90,551,369 –
United States 68,998,939 – 68,998,939 –
Total Common Stocks 874,463,411 69,773,040 804,690,371 –
Exchange-Traded Funds 3,654,300 3,654,300 – –
Short-Term Investments 11,368,942 – 11,368,942 –
Total $ 908,623,413 $ 76,815,033 $ 831,808,380 $ –

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value
Rights* ± Ω 11,083 $ 21,612
Frequency Therapeutics, Inc. - Contingent
Value Rights* ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights* ± Ω 10,819 7,682
29,294
Total Rights
    (Cost $18,878) 29,294
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50
Exp 06/08/26 * 3,646 67
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 555
622
Total Warrants
    (Cost $16,587) 622
COMMON STOCKS - 97.4%
Consumer, Non-Cyclical - 97.0%
spacing
4D Molecular Therapeutics, Inc. * 11,751 246,654
Abbott Laboratories 112,073 11,645,505
AbbVie, Inc. 97,578 16,736,579
AC Immune SA * (Switzerland)  53,150 212,069
Agilent Technologies, Inc. 16,139 2,092,099
Align Technology, Inc. * 5,538 1,337,039
Allogene Therapeutics, Inc. * 72,955 169,985
Alnylam Pharmaceuticals, Inc. * 24,265 5,896,395
Amgen, Inc. 50,951 15,919,640
Argenx SE ADR * (Netherlands)  9,496 4,083,660
AstraZeneca PLC (United Kingdom)  19,077 2,969,010
Autolus Therapeutics PLC ADR * (United
Kingdom)  43,998 153,113
Avantor, Inc. * 38,100 807,720
Avidity Biosciences, Inc. * 12,064 492,814
Baxter International, Inc. 40,871 1,367,135
Beam Therapeutics, Inc. * 14,052 329,238
Becton Dickinson & Co. 22,762 5,319,707
BeiGene Ltd. ADR * (China)  4,586 654,285
Bio-Techne Corp. 11,266 807,209
Biogen, Inc. * 28,525 6,612,666
BioMarin Pharmaceutical, Inc. * 30,603 2,519,545
Blueprint Medicines Corp. * 17,980 1,937,884
Boston Scientific Corp. * 301,931 23,251,706
Bridgebio Pharma, Inc. * 11,450 290,029
Cabaletta Bio, Inc. * 20,010 149,675
Cencora, Inc. 42,098 9,484,679
Centene Corp. * 39,076 2,590,739
CG oncology, Inc. * 11,144 351,816
Cigna Group 21,452 7,091,388
Cooper Cos., Inc. 41,557 3,627,926
CureVac NV * (Germany)  20,295 69,003
Daiichi Sankyo Co. Ltd. (Japan)  23,900 830,614
Danaher Corp. 52,697 13,166,345
Denali Therapeutics, Inc. * 23,964 556,444
a Shares Value
Dexcom, Inc. * 24,677 $ 2,797,878
Dyne Therapeutics, Inc. * 16,611 586,202
Edwards Lifesciences Corp. * 51,870 4,791,232
Elevance Health, Inc. 23,157 12,547,852
Eli Lilly & Co. 49,340 44,671,449
Exact Sciences Corp. * 13,150 555,588
GE HealthCare Technologies, Inc. 28,921 2,253,524
Genmab AS * (Denmark)  2,011 503,943
Genmab AS ADR * (Denmark)  13,702 344,331
Gilead Sciences, Inc. 37,776 2,591,811
Glaukos Corp. * 3,580 423,693
Guardant Health, Inc. * 16,646 480,737
HCA Healthcare, Inc. 14,924 4,794,783
Humana, Inc. 10,011 3,740,610
IDEXX Laboratories, Inc. * 5,164 2,515,901
Immatics NV * (Germany)  14,799 171,964
Immunocore Holdings PLC ADR * (United
Kingdom)  8,586 290,980
Incyte Corp. * 10,486 635,661
Insmed, Inc. * 30,675 2,055,225
Inspire Medical Systems, Inc. * 3,972 531,573
Intuitive Surgical, Inc. * 29,990 13,341,052
Ionis Pharmaceuticals, Inc. * 12,857 612,765
IQVIA Holdings, Inc. * 4,566 965,435
Johnson & Johnson 56,650 8,279,964
Kyverna Therapeutics, Inc. * 6,592 49,440
Labcorp Holdings, Inc. 4,565 929,023
Legend Biotech Corp. ADR * 22,053 976,727
Longboard Pharmaceuticals, Inc. * 2,001 54,087
Masimo Corp. * 14,813 1,865,549
McKesson Corp. 17,104 9,989,420
Medtronic PLC 36,389 2,864,178
Merck & Co., Inc. 126,995 15,721,981
Merus NV * (Netherlands)  15,542 919,620
Moderna, Inc. * 22,614 2,685,413
MoonLake Immunotherapeutics * 6,926 304,536
Morphic Holding, Inc. * 5,314 181,048
Nautilus Biotechnology, Inc. SPAC * 13,398 31,351
Neurocrine Biosciences, Inc. * 6,698 922,114
Novo Nordisk AS Class B (Denmark)  32,632 4,669,142
Novocure Ltd. * 20,133 344,878
Nurix Therapeutics, Inc. * 30,512 636,785
Nuvalent, Inc. Class A * 8,461 641,851
Nyxoah SA * (Belgium)  20,245 142,525
Orchestra BioMed Holdings, Inc. * 12,419 101,215
Penumbra, Inc. * 8,090 1,455,957
Pfizer, Inc. 217,351 6,081,481
Prime Medicine, Inc. * 16,502 84,820
Protagonist Therapeutics, Inc. * 19,124 662,647
PTC Therapeutics, Inc. * 13,615 416,347
Qiagen NV * 23,515 966,231
Quest Diagnostics, Inc. 7,745 1,060,136
Rapid Micro Biosystems, Inc. Class A * 2,707 1,787
Regeneron Pharmaceuticals, Inc. * 6,305 6,626,744
REGENXBIO, Inc. * 12,785 149,585
Repligen Corp. * 5,582 703,667
REVOLUTION Medicines, Inc. * 13,500 523,935
Rhythm Pharmaceuticals, Inc. * 33,403 1,371,527
Rocket Pharmaceuticals, Inc. * 12,602 271,321
Roivant Sciences Ltd. * 39,250 414,873
Sage Therapeutics, Inc. * 9,375 101,813
Sagimet Biosciences, Inc. Class A * 15,000 51,300
Sanofi SA 18,405 1,775,036
Sarepta Therapeutics, Inc. * 13,677 2,160,966

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund's composition by health care sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $29,294 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Soleno Therapeutics, Inc. * 8,320 $ 339,456
STERIS PLC 6,584 1,445,451
Stoke Therapeutics, Inc. * 47,835 646,251
Structure Therapeutics, Inc. ADR * 14,419 566,234
Stryker Corp. 33,637 11,444,989
Thermo Fisher Scientific, Inc. 25,529 14,117,537
TScan Therapeutics, Inc. * 33,595 196,531
Ultragenyx Pharmaceutical, Inc. * 9,690 398,259
UnitedHealth Group, Inc. 64,390 32,791,251
Vaxcyte, Inc. * 19,375 1,463,006
Vertex Pharmaceuticals, Inc. * 18,249 8,553,671
Viking Therapeutics, Inc. * 17,531 929,318
Voyager Therapeutics, Inc. * 22,110 174,890
West Pharmaceutical Services, Inc. 6,990 2,302,436
Xenon Pharmaceuticals, Inc. * (Canada)  24,251 945,547
Zealand Pharma AS * (Denmark)  8,282 1,058,647
Zoetis, Inc. 16,236 2,814,673
403,353,671
Diversified - 0.1%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 430,824
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 800 1,118,072
Total Common Stocks
    (Cost $319,678,714) 404,902,567
Principal
Amount
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $9,268,686; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $9,450,288) $ 9,264,864 9,264,864
a
Total Short-Term Investments
(Cost $9,264,864) 9,264,864
TOTAL INVESTMENTS - 99.6%
(Cost $328,979,043) 414,197,347
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,685,816
NET ASSETS - 100.0% $ 415,883,163
Medical-Drugs 26 .4%
Medical-Biomedical/Gene 18 .5%
Medical-HMO 12 .4%
Medical Instruments 10 .2%
Medical Products 9 .9%
Diagnostic Equipment 7 .4%
Medical-Whsle Drug Dist 4 .7%
Others (each less than 3.0%) 7 .9%
97 .4%
Short-Term Investments 2 .2%
Other Assets and Liabilities, Net 0 .4%
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 29,294 $ – $ – $ 29,294
Warrants 622 622 – –
Common Stocks
Consumer, Non-Cyclical 403,353,671 391,547,279 11,806,392 –
Diversified 430,824 430,824 – –
Industrial 1,118,072 1,118,072 – –
Total Common Stocks 404,902,567 393,096,175 11,806,392 –
Short-Term Investments 9,264,864 – 9,264,864 –
Total $ 414,197,347 $ 393,096,797 $ 21,071,256 $ 29,294

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund's composition by real estate sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.2%
Consumer, Cyclical - 0.6%
spacing
Marriott Vacations Worldwide Corp. 27,248 $ 2,379,295
Financial - 98.6%
spacing
Agree Realty Corp. REIT 73,530 4,554,448
Alexandria Real Estate Equities, Inc. REIT 94,746 11,082,440
American Healthcare REIT, Inc. 160,093 2,338,959
American Homes 4 Rent Class A REIT 310,119 11,524,022
American Tower Corp. REIT 54,030 10,502,351
Americold Realty Trust, Inc. REIT 337,863 8,629,021
AvalonBay Communities, Inc. REIT 103,730 21,460,700
Broadstone Net Lease, Inc. REIT 308,202 4,891,166
Cousins Properties, Inc. REIT 237,143 5,489,860
DiamondRock Hospitality Co. REIT 283,330 2,394,138
Digital Realty Trust, Inc. REIT 84,660 12,872,553
Equinix, Inc. REIT 40,852 30,908,623
Equity Residential REIT 149,666 10,377,840
Essex Property Trust, Inc. REIT 36,910 10,046,902
Extra Space Storage, Inc. REIT 145,361 22,590,553
First Industrial Realty Trust, Inc. REIT 42,417 2,015,232
Gaming & Leisure Properties, Inc. REIT 172,072 7,779,375
Healthcare Realty Trust, Inc. REIT 208,047 3,428,615
InvenTrust Properties Corp. REIT 108,046 2,675,219
Invitation Homes, Inc. REIT 426,829 15,318,893
Kilroy Realty Corp. REIT 107,279 3,343,886
National Health Investors, Inc. REIT 53,312 3,610,822
NETSTREIT Corp. REIT 112,193 1,806,307
NNN REIT, Inc. 142,030 6,050,478
Prologis, Inc. REIT 245,721 27,596,926
Regency Centers Corp. REIT 215,041 13,375,550
Retail Opportunity Investments Corp. REIT 193,848 2,409,531
Rexford Industrial Realty, Inc. REIT 203,946 9,093,952
Ryman Hospitality Properties, Inc. REIT 54,773 5,469,632
Sabra Health Care REIT, Inc. 440,351 6,781,405
Simon Property Group, Inc. REIT 41,275 6,265,545
Sun Communities, Inc. REIT 91,419 11,001,362
Terreno Realty Corp. REIT 117,842 6,973,890
Ventas, Inc. REIT 409,446 20,988,202
VICI Properties, Inc. REIT 522,948 14,977,231
Welltower, Inc. REIT 254,857 26,568,842
367,194,471
Total Common Stocks
    (Cost $365,309,629) 369,573,766
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,020,287; collateralized by U.S.
Treasury Obligations: 3.625% due
05/15/26 and value $1,040,415) $ 1,019,867 $ 1,019,867
a
Total Short-Term Investments
(Cost $1,019,867) 1,019,867
TOTAL INVESTMENTS - 99.5%
(Cost $366,329,496) 370,593,633
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,754,822
NET ASSETS - 100.0% $ 372,348,455
REITS-Diversified 22 .7%
REITS-Apartments 18 .5%
REITS-Health Care 17 .0%
REITS-Warehouse/Industrial 14 .5%
REITS-Storage 6 .1%
REITS-Office Property 5 .4%
REITS-Shopping Centers 4 .8%
REITS-Manufactured Homes 3 .0%
Others (each less than 3.0%) 7 .2%
99 .2%
Short-Term Investments 0 .3%
Other Assets and Liabilities, Net 0 .5%
100 .0%

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 369,573,766 $ 369,573,766 $ – $ –
Short-Term Investments 1,019,867 – 1,019,867 –
Total $ 370,593,633 $ 369,573,766 $ 1,019,867 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund's composition by technology sector as a percentage of net assets was as follows:
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 94.6%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 139,549
Communications - 12.1%
spacing
Airbnb, Inc. Class A * 22,100 3,351,023
Amazon.com, Inc. * 27,800 5,372,350
Cisco Systems, Inc. 200,200 9,511,502
Maplebear, Inc. * 1,800 57,852
Netflix, Inc. * 3,800 2,564,544
Okta, Inc. * 114,700 10,737,067
Reddit, Inc. Class A * 16,100 1,028,629
Shopify, Inc. Class A * (Canada)  70,400 4,649,920
Uber Technologies, Inc. * 142,500 10,356,900
47,629,787
Technology - 82.5%
spacing
Analog Devices, Inc. 25,300 5,774,978
Apple, Inc. 317,500 66,871,850
ARM Holdings PLC ADR * 7,900 1,292,598
ASML Holding NV (Netherlands)  4,300 4,382,413
Astera Labs, Inc. * 32,400 1,960,524
Bill Holdings, Inc. * 27,500 1,447,050
Broadcom, Inc. 9,000 14,449,770
Datadog, Inc. Class A * 34,400 4,461,336
Dynatrace, Inc. * 47,600 2,129,624
GLOBALFOUNDRIES, Inc. * 217,700 11,006,912
HubSpot, Inc. * 4,600 2,713,034
Manhattan Associates, Inc. * 8,200 2,022,776
Marvell Technology, Inc. 1,600 111,840
Micron Technology, Inc. 29,600 3,893,288
Microsoft Corp. 108,800 48,628,160
MongoDB, Inc. * 5,900 1,474,764
Monolithic Power Systems, Inc. 7,500 6,162,600
NVIDIA Corp. 640,000 79,065,600
ON Semiconductor Corp. * 213,100 14,608,005
Palantir Technologies, Inc. Class A * 28,000 709,240
Rubrik, Inc. Class A * 900 27,594
Salesforce, Inc. 32,700 8,407,170
Seagate Technology Holdings PLC 18,200 1,879,514
ServiceNow, Inc. * 20,100 15,812,067
Snowflake, Inc. Class A * 2,700 364,743
STMicroelectronics NV (Singapore)  123,600 4,855,008
Super Micro Computer, Inc. * 1,700 1,392,895
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  47,400 8,238,594
Teradyne, Inc. 38,100 5,649,849
Western Digital Corp. * 56,200 4,258,274
324,052,070
Total Common Stocks
    (Cost $295,278,082) 371,821,406
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $7,397,692; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $7,542,591) $ 7,394,642 $ 7,394,642
a
Total Short-Term Investments
(Cost $7,394,642) 7,394,642
TOTAL INVESTMENTS - 96.5%
(Cost $302,672,724) 379,216,048
OTHER ASSETS & LIABILITIES, NET - 3.5% 13,705,778
NET ASSETS - 100.0% $ 392,921,826
Electronic Components-Semiconductor 35 .9%
Computers 17 .0%
Applications Software 16 .4%
Internet Applications Software 3 .9%
Enterprise Software/Serv 3 .9%
E-Commerce/Services 3 .5%
Semiconductor Equipment 3 .0%
Others (each less than 3.0%) 11 .0%
94 .6%
Short-Term Investments 1 .9%
Other Assets and Liabilities, Net 3 .5%
100 .0%

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 139,549 $ – $ 139,549 $ –
Communications 47,629,787 47,629,787 – –
Technology 324,052,070 319,669,657 4,382,413 –
Total Common Stocks 371,821,406 367,299,444 4,521,962 –
Short-Term Investments 7,394,642 – 7,394,642 –
Total $ 379,216,048 $ 367,299,444 $ 11,916,604 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
Aristotle ESG Core Bond Fund Class I  649,200 $ 5,537,672
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  63,281 560,668
Calvert Green Bond Fund Class R6  401,027 5,554,220
Calvert High Yield Bond Fund Class R6  54,213 1,309,780
Calvert Small Cap Fund Class R6  38,587 1,315,060
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  63,231 2,443,885
Fidelity International Sustainability Index
Fund Class Institutional  360,377 4,490,297
Fidelity U.S. Sustainability Index Fund
Class Institutional  653,333 16,085,049
a
Total Mutual Funds
    (Cost $33,371,051) 37,296,631
TOTAL INVESTMENTS - 100.1%
(Cost $33,371,051) 37,296,631
OTHER ASSETS & LIABILITIES, NET - (0.1%) (52,157)
NET ASSETS - 100.0% $ 37,244,474
Equity Funds 66 .8%
Fixed Income Funds 33 .3%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 37,296,631 $ 37,296,631 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I  143,251 $ 1,221,933
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  59,840 530,180
Calvert Green Bond Fund Class R6  88,502 1,225,756
Calvert High Yield Bond Fund Class R6  32,955 796,191
Calvert Small Cap Fund Class R6  26,063 888,229
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  29,896 1,155,462
Fidelity International Sustainability Index
Fund Class Institutional  241,387 3,007,678
Fidelity U.S. Sustainability Index Fund
Class Institutional  359,176 8,842,912
a
Total Mutual Funds
    (Cost $15,344,739) 17,668,341
TOTAL INVESTMENTS - 100.2%
(Cost $15,344,739) 17,668,341
OTHER ASSETS & LIABILITIES, NET - (0.2%) (32,738)
NET ASSETS - 100.0% $ 17,635,603
Equity Funds 81 .8%
Fixed Income Funds 18 .4%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 17,668,341 $ 17,668,341 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 76.7%
Avantis Core Fixed Income ETF 1,207,832 $ 49,255,389
Avantis Emerging Markets Equity ETF 81,256 4,963,929
Avantis International Equity ETF 598,867 37,285,459
Avantis Real Estate ETF 40,003 1,648,924
Avantis Short-Term Fixed Income ETF 143,354 6,618,267
Avantis U.S. Equity ETF 489,362 44,135,559
Avantis U.S. Large Cap Equity ETF 626,266 39,310,717
Avantis U.S. Large Cap Value ETF 657,751 41,333,073
Avantis U.S. Small Cap Equity ETF 99,185 4,950,323
Vanguard Russell 1000 Growth ETF 255,767 23,993,502
a
Total Exchange-Traded Funds
    (Cost $233,643,969) 253,495,142
MUTUAL FUNDS - 22.9%
American Century Diversified Bond Fund
Class I  5,739,512 52,114,770
American Century Ultra Fund Class I  248,253 23,735,508
a
Total Mutual Funds
    (Cost $72,290,320) 75,850,278
TOTAL INVESTMENTS - 99.6%
(Cost $305,934,289) 329,345,420
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,291,291
NET ASSETS - 100.0% $ 330,636,711
Exchange-Traded Funds 76 .7%
Fixed Income Funds 15 .7%
Equity Funds 7 .2%
99 .6%
Other Assets & Liabilities, Net 0 .4%
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 253,495,142 $ 253,495,142 $ – $ –
Mutual Funds 75,850,278 75,850,278 – –
Total $ 329,345,420 $ 329,345,420 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 1,042,682 $ 12,235,913
PD Aggregate Bond Index Portfolio
Class P * 17,447,706 220,805,225
PD High Yield Bond Market Portfolio
Class P * 1,492,005 29,422,780
PD Large-Cap Growth Index Portfolio
Class P * 712,954 71,271,643
PD Large-Cap Value Index Portfolio
Class P * 1,614,042 76,593,933
PD Mid-Cap Index Portfolio Class P * 1,416,277 19,726,609
PD Small-Cap Growth Index Portfolio
Class P * 58,058 2,488,271
PD Small-Cap Value Index Portfolio
Class P * 142,974 5,018,911
PD Emerging Markets Index Portfolio
Class P * 260,895 4,934,696
PD International Large-Cap Index Portfolio
Class P * 1,726,724 46,760,356
a
Total Affiliated Mutual Funds
    (Cost $437,200,427) 489,258,337
TOTAL INVESTMENTS - 100.0%
(Cost $437,200,427) 489,258,337
OTHER ASSETS & LIABILITIES, NET - (0.0%) (194,518)
NET ASSETS - 100.0% $ 489,063,819
Affiliated Fixed Income Funds 53 .6%
Affiliated Equity Funds 46 .4%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 489,258,337 $ 489,258,337 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 3,255,911 $ 38,208,244
PD Aggregate Bond Index Portfolio
Class P * 54,882,026 694,546,197
PD High Yield Bond Market Portfolio
Class P * 5,176,587 102,083,835
PD Large-Cap Growth Index Portfolio
Class P * 5,757,140 575,522,295
PD Large-Cap Value Index Portfolio
Class P * 11,651,217 552,905,346
PD Mid-Cap Index Portfolio Class P * 12,898,337 179,654,417
PD Small-Cap Growth Index Portfolio
Class P * 604,277 25,898,129
PD Small-Cap Value Index Portfolio
Class P * 1,116,090 39,178,904
PD Emerging Markets Index Portfolio
Class P * 2,036,569 38,520,636
PD International Large-Cap Index Portfolio
Class P * 11,350,862 307,385,745
a
Total Affiliated Mutual Funds
    (Cost $2,038,864,826) 2,553,903,748
TOTAL INVESTMENTS - 100.0%
(Cost $2,038,864,826) 2,553,903,748
OTHER ASSETS & LIABILITIES, NET - (0.0%) (970,177)
NET ASSETS - 100.0% $ 2,552,933,571
Affiliated Equity Funds 67 .3%
Affiliated Fixed Income Funds 32 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,553,903,748 $ 2,553,903,748 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 870,901 $ 10,220,062
PD Aggregate Bond Index Portfolio
Class P * 21,619,989 273,606,543
PD High Yield Bond Market Portfolio
Class P * 4,673,141 92,155,726
PD Large-Cap Growth Index Portfolio
Class P * 5,235,759 523,401,572
PD Large-Cap Value Index Portfolio
Class P * 10,871,046 515,882,565
PD Mid-Cap Index Portfolio Class P * 10,350,037 144,160,438
PD Small-Cap Growth Index Portfolio
Class P * 969,779 41,562,842
PD Small-Cap Value Index Portfolio
Class P * 1,194,096 41,917,185
PD Emerging Markets Index Portfolio
Class P * 3,268,421 61,820,470
PD International Large-Cap Index Portfolio
Class P * 12,903,162 349,422,642
a
Total Affiliated Mutual Funds
    (Cost $1,681,440,612) 2,054,150,045
TOTAL INVESTMENTS - 100.0%
(Cost $1,681,440,612) 2,054,150,045
OTHER ASSETS & LIABILITIES, NET - (0.0%) (712,978)
NET ASSETS - 100.0% $ 2,053,437,067
Affiliated Equity Funds 81 .7%
Affiliated Fixed Income Funds 18 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,054,150,045 $ 2,054,150,045 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD Aggregate Bond Index Portfolio
Class P * 8,042 $ 101,775
PD High Yield Bond Market Portfolio
Class P * 2,605 51,364
PD Large-Cap Growth Index Portfolio
Class P * 9,782 977,921
PD Large-Cap Value Index Portfolio
Class P * 19,938 946,161
PD Mid-Cap Index Portfolio Class P * 19,733 274,851
PD Small-Cap Growth Index Portfolio
Class P * 1,619 69,380
PD Small-Cap Value Index Portfolio
Class P * 2,987 104,854
PD Emerging Markets Index Portfolio
Class P * 6,367 120,429
PD International Large-Cap Index Portfolio
Class P * 29,160 789,667
a
Total Affiliated Mutual Funds
    (Cost $3,324,576) 3,436,402
TOTAL INVESTMENTS - 100.1%
(Cost $3,324,576) 3,436,402
OTHER ASSETS & LIABILITIES, NET - (0.1%) (4,766)
NET ASSETS - 100.0% $ 3,431,636
Affiliated Equity Funds 95 .7%
Affiliated Fixed Income Funds 4 .4%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 3,436,402 $ 3,436,402 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 4,349,396 $ 53,355,044
Diversified Bond Portfolio Class P * 14,819,316 203,053,441
Floating Rate Income Portfolio Class P * 308,336 5,069,067
High Yield Bond Portfolio Class P * 3,140,513 35,464,683
Inflation Managed Portfolio Class P * 1,441,147 20,176,953
Intermediate Bond Portfolio Class P * 10,844,129 100,145,572
Managed Bond Portfolio Class P * 11,674,266 176,485,943
Short Duration Bond Portfolio Class P * 7,069,306 80,983,974
Emerging Markets Debt Portfolio Class P * 2,731,368 35,295,355
Equity Index Portfolio Class P * 103,001 15,169,116
Focused Growth Portfolio Class P * 180,875 12,627,746
Growth Portfolio Class P * 183,919 15,108,124
Large-Cap Core Portfolio Class P * 481,916 43,541,617
Large-Cap Growth Portfolio Class P * 887,102 28,962,322
Large-Cap Value Portfolio Class P * 653,782 27,731,857
Mid-Cap Equity Portfolio Class P * 189,519 8,077,359
Mid-Cap Growth Portfolio Class P * 705,484 20,959,543
Mid-Cap Value Portfolio Class P * 458,785 21,170,123
Small-Cap Equity Portfolio Class P * 65,074 2,560,205
Small-Cap Growth Portfolio Class P * 156,207 5,120,323
Small-Cap Value Portfolio Class P * 77,274 2,569,749
Value Portfolio Class P * 669,314 16,100,162
Value Advantage Portfolio Class P * 812,265 22,693,240
Emerging Markets Portfolio Class P * 523,008 10,108,608
International Growth Portfolio Class P * 1,904,816 18,203,142
International Large-Cap Portfolio Class P * 899,146 14,136,913
International Value Portfolio Class P * 411,743 8,137,015
Real Estate Portfolio Class P * 146,254 5,121,673
a
Total Affiliated Mutual Funds
    (Cost $957,719,398) 1,008,128,869
TOTAL INVESTMENTS - 100.0%
(Cost $957,719,398) 1,008,128,869
OTHER ASSETS & LIABILITIES, NET - (0.0%) (369,166)
NET ASSETS - 100.0% $ 1,007,759,703
Affiliated Fixed Income Funds 70 .4%
Affiliated Equity Funds 29 .6%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,008,128,869 $ 1,008,128,869 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 5,552,952 $ 68,119,346
Diversified Bond Portfolio Class P * 18,974,220 259,983,700
Floating Rate Income Portfolio Class P * 463,641 7,622,309
High Yield Bond Portfolio Class P * 4,047,735 45,709,618
Inflation Managed Portfolio Class P * 1,083,520 15,169,945
Intermediate Bond Portfolio Class P * 13,929,933 128,642,990
Managed Bond Portfolio Class P * 14,803,799 223,796,731
Short Duration Bond Portfolio Class P * 3,986,271 45,665,602
Emerging Markets Debt Portfolio Class P * 1,760,199 22,745,685
Equity Index Portfolio Class P * 263,299 38,776,268
Focused Growth Portfolio Class P * 467,803 32,659,545
Growth Portfolio Class P * 534,673 43,921,052
Large-Cap Core Portfolio Class P * 1,255,496 113,435,432
Large-Cap Growth Portfolio Class P * 2,316,796 75,639,332
Large-Cap Value Portfolio Class P * 1,465,699 62,171,439
Mid-Cap Equity Portfolio Class P * 195,923 8,350,337
Mid-Cap Growth Portfolio Class P * 884,038 26,264,262
Mid-Cap Value Portfolio Class P * 229,959 10,611,205
Small-Cap Equity Portfolio Class P * 136,993 5,389,728
Small-Cap Growth Portfolio Class P * 117,445 3,849,739
Small-Cap Index Portfolio Class P * 251,850 8,478,880
Small-Cap Value Portfolio Class P * 162,675 5,409,780
Value Portfolio Class P * 1,666,930 40,097,550
Value Advantage Portfolio Class P * 2,035,677 56,873,193
Emerging Markets Portfolio Class P * 1,179,665 22,800,362
International Growth Portfolio Class P * 5,012,390 47,900,295
International Large-Cap Portfolio Class P * 2,607,479 40,996,347
International Value Portfolio Class P * 2,050,864 40,529,946
Real Estate Portfolio Class P * 439,849 15,403,100
a
Total Affiliated Mutual Funds
    (Cost $1,375,841,016) 1,517,013,718
TOTAL INVESTMENTS - 100.0%
(Cost $1,375,841,016) 1,517,013,718
OTHER ASSETS & LIABILITIES, NET - (0.0%) (543,749)
NET ASSETS - 100.0% $ 1,516,469,969
Affiliated Fixed Income Funds 53 .9%
Affiliated Equity Funds 46 .1%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,517,013,718 $ 1,517,013,718 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 15,179,504 $ 186,210,496
Diversified Bond Portfolio Class P * 54,280,271 743,745,231
High Yield Bond Portfolio Class P * 12,294,244 138,834,482
Inflation Managed Portfolio Class P * 2,468,246 34,556,960
Intermediate Bond Portfolio Class P * 34,718,863 320,628,838
Managed Bond Portfolio Class P * 40,330,825 609,702,047
Short Duration Bond Portfolio Class P * 12,107,558 138,700,775
Emerging Markets Debt Portfolio Class P * 8,019,430 103,628,885
Equity Index Portfolio Class P * 1,787,608 263,262,799
Focused Growth Portfolio Class P * 3,370,410 235,304,426
Growth Portfolio Class P * 3,401,929 279,453,762
Large-Cap Core Portfolio Class P * 8,445,626 763,071,315
Large-Cap Growth Portfolio Class P * 16,312,568 532,576,872
Large-Cap Value Portfolio Class P * 8,550,726 362,701,210
Mid-Cap Equity Portfolio Class P * 1,622,953 69,170,936
Mid-Cap Growth Portfolio Class P * 9,206,099 273,508,008
Mid-Cap Value Portfolio Class P * 2,245,055 103,595,532
Small-Cap Equity Portfolio Class P * 1,426,598 56,126,587
Small-Cap Growth Portfolio Class P * 1,284,173 42,094,053
Small-Cap Index Portfolio Class P * 1,668,965 56,188,091
Small-Cap Value Portfolio Class P * 635,262 21,125,742
Value Portfolio Class P * 10,460,394 251,621,979
Value Advantage Portfolio Class P * 12,860,686 359,304,660
Emerging Markets Portfolio Class P * 5,374,523 103,877,832
International Growth Portfolio Class P * 34,435,794 329,081,499
International Large-Cap Portfolio Class P * 15,399,548 242,120,922
International Small-Cap Portfolio Class P * 1,903,872 34,683,280
International Value Portfolio Class P * 9,696,308 191,622,088
Real Estate Portfolio Class P * 2,003,932 70,175,781
a
Total Affiliated Mutual Funds
    (Cost $5,845,321,142) 6,916,675,088
TOTAL INVESTMENTS - 100.0%
(Cost $5,845,321,142) 6,916,675,088
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,383,589)
NET ASSETS - 100.0% $ 6,914,291,499
Affiliated Equity Funds 67 .1%
Affiliated Fixed Income Funds 32 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,916,675,088 $ 6,916,675,088 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 7,931,499 $ 97,297,534
Diversified Bond Portfolio Class P * 27,416,756 375,662,854
High Yield Bond Portfolio Class P * 11,563,073 130,577,634
Inflation Managed Portfolio Class P * 2,321,449 32,501,717
Intermediate Bond Portfolio Class P * 20,364,823 188,069,221
Managed Bond Portfolio Class P * 20,573,350 311,018,034
Short Duration Bond Portfolio Class P * 11,387,485 130,451,817
Emerging Markets Debt Portfolio Class P * 7,542,482 97,465,660
Equity Index Portfolio Class P * 1,703,418 250,863,967
Focused Growth Portfolio Class P * 3,169,962 221,310,189
Growth Portfolio Class P * 3,713,116 305,016,443
Large-Cap Core Portfolio Class P * 9,134,855 825,343,934
Large-Cap Growth Portfolio Class P * 17,348,023 566,382,666
Large-Cap Value Portfolio Class P * 10,033,570 425,599,908
Mid-Cap Equity Portfolio Class P * 1,679,071 71,562,678
Mid-Cap Growth Portfolio Class P * 7,467,973 221,869,263
Mid-Cap Value Portfolio Class P * 1,337,302 61,708,279
Small-Cap Equity Portfolio Class P * 1,761,057 69,285,184
Small-Cap Growth Portfolio Class P * 3,220,804 105,575,122
Small-Cap Index Portfolio Class P * 1,569,712 52,846,599
Small-Cap Value Portfolio Class P * 1,095,388 36,427,314
Value Portfolio Class P * 10,107,789 243,140,168
Value Advantage Portfolio Class P * 13,840,385 386,675,702
Emerging Markets Portfolio Class P * 10,109,756 195,399,572
International Growth Portfolio Class P * 43,638,318 417,024,301
International Large-Cap Portfolio Class P * 21,518,604 338,328,386
International Small-Cap Portfolio Class P * 1,790,639 32,620,491
International Value Portfolio Class P * 12,933,327 255,593,264
Real Estate Portfolio Class P * 1,884,756 66,002,350
a
Total Affiliated Mutual Funds
    (Cost $5,368,916,871) 6,511,620,251
TOTAL INVESTMENTS - 100.0%
(Cost $5,368,916,871) 6,511,620,251
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,236,056)
NET ASSETS - 100.0% $ 6,509,384,195
Affiliated Equity Funds 79 .1%
Affiliated Fixed Income Funds 20 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,511,620,251 $ 6,511,620,251 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 658,624 $ 8,079,494
Diversified Bond Portfolio Class P * 2,355,168 32,270,385
High Yield Bond Portfolio Class P * 720,138 8,132,261
Intermediate Bond Portfolio Class P * 1,661,919 15,347,829
Managed Bond Portfolio Class P * 1,655,004 25,019,559
Emerging Markets Debt Portfolio Class P * 1,878,959 24,280,336
Equity Index Portfolio Class P * 473,948 69,798,749
Focused Growth Portfolio Class P * 882,592 61,617,952
Growth Portfolio Class P * 1,102,124 90,534,698
Large-Cap Core Portfolio Class P * 2,482,514 224,297,806
Large-Cap Growth Portfolio Class P * 5,021,113 163,930,583
Large-Cap Value Portfolio Class P * 2,823,904 119,783,190
Mid-Cap Equity Portfolio Class P * 456,311 19,448,183
Mid-Cap Growth Portfolio Class P * 2,103,065 62,480,891
Mid-Cap Value Portfolio Class P * 666,291 30,745,242
Small-Cap Equity Portfolio Class P * 522,272 20,547,708
Small-Cap Growth Portfolio Class P * 727,132 23,834,760
Small-Cap Index Portfolio Class P * 513,240 17,278,955
Small-Cap Value Portfolio Class P * 620,179 20,624,142
Value Portfolio Class P * 2,853,768 68,646,635
Value Advantage Portfolio Class P * 3,940,439 110,088,841
Emerging Markets Portfolio Class P * 2,518,508 48,677,282
International Growth Portfolio Class P * 13,588,796 129,859,680
International Large-Cap Portfolio Class P * 7,216,264 113,458,421
International Small-Cap Portfolio Class P * 446,079 8,126,330
International Value Portfolio Class P * 4,956,789 97,957,921
Real Estate Portfolio Class P * 234,762 8,221,129
a
Total Affiliated Mutual Funds
    (Cost $1,300,532,274) 1,623,088,962
TOTAL INVESTMENTS - 100.0%
(Cost $1,300,532,274) 1,623,088,962
OTHER ASSETS & LIABILITIES, NET - (0.0%) (570,808)
NET ASSETS - 100.0% $ 1,622,518,154
Affiliated Equity Funds 93 .0%
Affiliated Fixed Income Funds 7 .0%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,623,088,962 $ 1,623,088,962 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.6%
Basic Materials - 0.3%
DuPont de Nemours, Inc.
4.493% due 11/15/25  $ 100,000 $ 98,631
Nutrien Ltd. (Canada)
5.200% due 06/21/27  110,000 109,908
208,539
Communications - 4.9%
Alphabet, Inc.
1.998% due 08/15/26  200,000 188,418
Amazon.com, Inc.
5.200% due 12/03/25  250,000 250,372
AT&T, Inc.
5.539% due 02/20/26  300,000 299,996
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  116,000 114,919
Cisco Systems, Inc.
4.800% due 02/26/27  315,000 314,221
Comcast Corp.
5.250% due 11/07/25  100,000 99,967
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  100,000 96,786
Paramount Global
2.900% due 01/15/27  150,000 138,491
Sprint LLC
7.625% due 03/01/26  150,000 154,266
T-Mobile USA, Inc.
2.250% due 02/15/26  500,000 475,213
TCI Communications, Inc.
7.875% due 02/15/26  250,000 260,388
TWDC Enterprises 18 Corp.
3.150% due 09/17/25  100,000 97,491
Verizon Communications, Inc.
1.450% due 03/20/26  250,000 234,159
Walt Disney Co.
3.375% due 11/15/26  250,000 240,524
2,965,211
Consumer, Cyclical - 9.7%
American Honda Finance Corp.
5.250% due 07/07/26  210,000 210,435
DR Horton, Inc.
2.600% due 10/15/25  150,000 144,581
Ford Motor Credit Co. LLC
4.389% due 01/08/26  300,000 293,786
4.950% due 05/28/27  250,000 244,149
5.800% due 03/05/27  250,000 250,106
5.850% due 05/17/27  200,000 200,068
General Motors Financial Co., Inc.
1.500% due 06/10/26  500,000 463,310
4.000% due 10/06/26  250,000 242,154
Home Depot, Inc.
3.350% due 09/15/25  250,000 244,594
4.875% due 06/25/27  85,000 84,851
Lowe's Cos., Inc.
4.400% due 09/08/25  305,000 301,163
Magna International, Inc. (Canada)
5.980% due 03/21/26  125,000 124,872
Marriott International, Inc.
5.450% due 09/15/26  85,000 85,374
a
Principal
Amount Value
McDonald's Corp.
3.700% due 01/30/26  $ 300,000 $ 293,278
PACCAR Financial Corp.
5.050% due 08/10/26  310,000 309,771
PVH Corp.
4.625% due 07/10/25  100,000 98,861
Sands China Ltd. (Macau)
4.050% due 01/08/26  300,000 290,502
Starbucks Corp.
4.850% due 02/08/27  250,000 248,705
Tapestry, Inc.
7.050% due 11/27/25  50,000 50,852
TJX Cos., Inc.
2.250% due 09/15/26  150,000 141,393
Toyota Motor Corp. (Japan)
5.275% due 07/13/26  170,000 170,582
Toyota Motor Credit Corp.
1.125% due 06/18/26  250,000 231,629
5.000% due 08/14/26  200,000 199,607
5.400% due 11/10/25  100,000 100,281
United Airlines Pass-Through Trust Class A
4.300% due 02/15/27  264,161 260,141
Walmart, Inc.
3.900% due 09/09/25  270,000 266,197
4.000% due 04/15/26  135,000 132,924
Warnermedia Holdings, Inc.
3.755% due 03/15/27  200,000 189,931
5,874,097
Consumer, Non-Cyclical - 12.3%
Abbott Laboratories
3.875% due 09/15/25  200,000 197,202
AbbVie, Inc.
3.200% due 05/14/26  100,000 96,602
4.800% due 03/15/27  210,000 209,110
Amgen, Inc.
2.600% due 08/19/26  200,000 189,558
AstraZeneca PLC (United Kingdom)
3.375% due 11/16/25  250,000 243,947
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  150,000 140,595
Baxter International, Inc.
2.600% due 08/15/26  100,000 94,521
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 118,450
Biogen, Inc.
4.050% due 09/15/25  200,000 196,460
Bristol-Myers Squibb Co.
3.250% due 02/27/27  200,000 191,199
Cigna Group
1.250% due 03/15/26  250,000 233,525
4.125% due 11/15/25  100,000 98,365
Colgate-Palmolive Co.
4.800% due 03/02/26  145,000 144,731
CommonSpirit Health
1.547% due 10/01/25  250,000 237,545
Conopco, Inc.
7.250% due 12/15/26  250,000 263,850
Constellation Brands, Inc.
4.400% due 11/15/25  100,000 98,659
CVS Health Corp.
2.875% due 06/01/26  300,000 285,797

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Diageo Capital PLC (United Kingdom)
1.375% due 09/29/25  $ 200,000 $ 190,446
Elevance Health, Inc.
4.900% due 02/08/26  100,000 99,254
Eli Lilly & Co.
4.500% due 02/09/27  150,000 148,736
Flowers Foods, Inc.
3.500% due 10/01/26  250,000 240,216
GE HealthCare Technologies, Inc.
5.600% due 11/15/25  100,000 100,075
General Mills, Inc.
4.700% due 01/30/27  75,000 74,083
Gilead Sciences, Inc.
3.650% due 03/01/26  250,000 243,115
Global Payments, Inc.
1.200% due 03/01/26  100,000 93,123
HCA, Inc.
4.500% due 02/15/27  250,000 244,354
Humana, Inc.
1.350% due 02/03/27  150,000 135,950
Johnson & Johnson
2.950% due 03/03/27  250,000 238,961
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 143,824
Kraft Heinz Foods Co.
3.000% due 06/01/26  100,000 95,818
McKesson Corp.
0.900% due 12/03/25  100,000 93,990
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25  300,000 291,928
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 94,673
PeaceHealth Obligated Group
1.375% due 11/15/25  250,000 235,631
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 99,257
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  230,000 227,142
Philip Morris International, Inc.
4.875% due 02/13/26  135,000 133,994
Procter & Gamble Co.
0.550% due 10/29/25  100,000 94,361
4.100% due 01/26/26  50,000 49,398
S&P Global, Inc.
2.450% due 03/01/27  100,000 93,524
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  100,000 95,921
Sysco Corp.
3.750% due 10/01/25  100,000 97,920
Thermo Fisher Scientific, Inc.
4.953% due 08/10/26  100,000 99,770
UnitedHealth Group, Inc.
5.150% due 10/15/25  405,000 404,557
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  150,000 145,502
Zoetis, Inc.
5.400% due 11/14/25  100,000 99,959
7,445,598
Energy - 6.3%
BP Capital Markets America, Inc.
3.410% due 02/11/26  250,000 243,056
Chevron Corp.
2.954% due 05/16/26  200,000 192,503
a
Principal
Amount Value
Enbridge, Inc. (Canada)
4.250% due 12/01/26  $ 250,000 $ 244,155
Energy Transfer LP
3.900% due 07/15/26  250,000 242,146
Enterprise Products Operating LLC
4.600% due 01/11/27  250,000 247,670
Exxon Mobil Corp.
2.275% due 08/16/26  250,000 236,488
HF Sinclair Corp.
5.875% due 04/01/26  239,000 239,619
MPLX LP
1.750% due 03/01/26  250,000 235,049
Occidental Petroleum Corp.
5.875% due 09/01/25  200,000 200,226
ONEOK, Inc.
2.200% due 09/15/25  350,000 336,199
Phillips 66 Co.
3.550% due 10/01/26  150,000 144,885
Pioneer Natural Resources Co.
5.100% due 03/29/26  240,000 239,578
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  250,000 247,970
Shell International Finance BV
2.500% due 09/12/26  250,000 236,719
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  250,000 260,417
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/26  250,000 257,329
3,804,009
Financial - 46.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  250,000 253,761
6.500% due 07/15/25  250,000 251,981
Air Lease Corp.
2.875% due 01/15/26  100,000 95,984
3.375% due 07/01/25  250,000 244,355
5.300% due 06/25/26  85,000 84,738
American Express Co.
4.200% due 11/06/25  200,000 197,125
5.098% due 02/16/28  80,000 79,658
5.645% due 04/23/27  250,000 251,055
6.338% due 10/30/26  250,000 252,535
American Tower Corp.
3.375% due 10/15/26  350,000 334,395
Aon North America, Inc.
5.125% due 03/01/27  95,000 94,876
ARES Capital Corp.
2.150% due 07/15/26  250,000 231,114
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 248,798
AvalonBay Communities, Inc.
2.950% due 05/11/26  100,000 95,988
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  50,000 47,368
Banco Santander SA (Spain)
1.849% due 03/25/26  200,000 187,551
4.175% due 03/24/28  200,000 192,842
5.147% due 08/18/25  310,000 307,674
Bank of America Corp.
3.824% due 01/20/28  500,000 482,038
5.080% due 01/20/27  800,000 795,422

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.933% due 09/15/27  $ 150,000 $ 151,649
Bank of America NA
5.526% due 08/18/26  500,000 503,646
Bank of Montreal (Canada)
5.266% due 12/11/26  210,000 209,739
5.370% due 06/04/27  250,000 251,135
Bank of New York Mellon Corp.
4.947% due 04/26/27  250,000 248,554
Bank of Nova Scotia (Canada)
1.350% due 06/24/26  350,000 323,987
5.400% due 06/04/27  125,000 125,618
Barclays PLC (United Kingdom)
5.200% due 05/12/26  250,000 247,241
5.674% due 03/12/28  225,000 225,412
5.829% due 05/09/27  265,000 265,516
Berkshire Hathaway, Inc.
3.125% due 03/15/26  200,000 193,701
Blackstone Private Credit Fund
3.250% due 03/15/27  250,000 230,880
Boston Properties LP
3.650% due 02/01/26  200,000 193,125
Canadian Imperial Bank of Commerce
(Canada)
1.250% due 06/22/26  250,000 231,442
5.237% due 06/28/27  200,000 199,739
Capital One Financial Corp.
3.650% due 05/11/27  150,000 143,482
7.149% due 10/29/27  100,000 103,373
Charles Schwab Corp.
0.900% due 03/11/26  250,000 231,937
Citibank NA
5.438% due 04/30/26  250,000 250,965
5.488% due 12/04/26  585,000 588,406
Citigroup, Inc.
1.122% due 01/28/27  200,000 186,598
3.887% due 01/10/28  250,000 241,383
4.658% due 05/24/28  150,000 147,651
Commonwealth Bank of Australia (Australia)
5.316% due 03/13/26  150,000 150,627
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26  250,000 240,732
5.041% due 03/05/27  250,000 249,687
Crown Castle, Inc.
1.050% due 07/15/26  250,000 228,905
Deutsche Bank AG (Germany)
4.100% due 01/13/26  350,000 342,460
Discover Financial Services
4.500% due 01/30/26  250,000 245,151
EPR Properties
4.750% due 12/15/26  100,000 96,676
Equinix, Inc.
1.450% due 05/15/26  200,000 185,767
Fifth Third Bank NA
2.250% due 02/01/27  150,000 138,782
Goldman Sachs Bank USA
5.414% due 05/21/27  170,000 169,776
Goldman Sachs Group, Inc.
3.615% due 03/15/28  500,000 478,201
3.750% due 02/25/26  250,000 243,657
4.250% due 10/21/25  250,000 245,727
5.798% due 08/10/26  355,000 355,240
Highwoods Realty LP
3.875% due 03/01/27  150,000 142,300
a
Principal
Amount Value
HSBC Holdings PLC (United Kingdom)
4.755% due 06/09/28  $ 200,000 $ 196,657
5.597% due 05/17/28  215,000 215,896
5.887% due 08/14/27  150,000 151,161
7.336% due 11/03/26  200,000 204,356
HSBC USA, Inc.
5.294% due 03/04/27  200,000 200,586
ING Groep NV (Netherlands)
4.017% due 03/28/28  150,000 144,720
JPMorgan Chase & Co.
3.540% due 05/01/28  250,000 238,661
3.782% due 02/01/28  800,000 770,850
5.040% due 01/23/28  250,000 248,695
5.571% due 04/22/28  120,000 120,998
7.625% due 10/15/26  100,000 105,308
7.750% due 07/15/25  250,000 255,190
JPMorgan Chase Bank NA
5.110% due 12/08/26  250,000 250,004
KeyBank NA
4.700% due 01/26/26  300,000 294,144
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 141,925
Kite Realty Group LP
4.000% due 10/01/26  150,000 145,222
Lloyds Banking Group PLC (United
Kingdom)
4.650% due 03/24/26  200,000 196,428
5.985% due 08/07/27  175,000 176,090
Main Street Capital Corp.
6.500% due 06/04/27  25,000 25,029
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  250,000 245,534
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  100,000 97,907
Mastercard, Inc.
2.950% due 11/21/26  250,000 238,717
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  350,000 335,478
Mizuho Financial Group, Inc. (Japan)
2.839% due 09/13/26  150,000 142,254
Morgan Stanley
3.875% due 01/27/26  500,000 488,983
5.050% due 01/28/27  300,000 298,400
5.652% due 04/13/28  155,000 156,571
Morgan Stanley Bank NA
4.754% due 04/21/26  360,000 356,905
4.952% due 01/14/28  515,000 511,236
5.504% due 05/26/28  250,000 251,758
National Australia Bank Ltd. (Australia)
2.500% due 07/12/26  250,000 237,443
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  200,000 187,226
5.847% due 03/02/27  150,000 150,412
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  350,000 323,610
Northern Trust Corp.
3.950% due 10/30/25  100,000 98,019
PNC Financial Services Group, Inc.
1.150% due 08/13/26  500,000 459,771
5.300% due 01/21/28  125,000 124,858
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 95,211

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Prologis LP
3.250% due 10/01/26  $ 250,000 $ 239,920
Realty Income Corp.
3.000% due 01/15/27  150,000 142,153
Royal Bank of Canada (Canada)
4.650% due 01/27/26  100,000 98,647
4.875% due 01/12/26  200,000 198,604
4.875% due 01/19/27  165,000 163,955
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 138,290
6.124% due 05/31/27  100,000 100,445
Santander UK Group Holdings PLC (United
Kingdom)
1.532% due 08/21/26  250,000 237,984
Simon Property Group LP
3.250% due 11/30/26  250,000 238,849
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.402% due 09/17/26  500,000 459,075
3.010% due 10/19/26  150,000 142,551
Synchrony Financial
3.700% due 08/04/26  100,000 95,482
Toronto-Dominion Bank (Canada)
5.264% due 12/11/26  130,000 129,994
5.532% due 07/17/26  500,000 501,872
Truist Bank
3.625% due 09/16/25  250,000 243,546
Truist Financial Corp.
6.047% due 06/08/27  115,000 115,859
U.S. Bancorp
5.727% due 10/21/26  95,000 95,194
6.787% due 10/26/27  200,000 205,977
UBS AG (Switzerland)
1.250% due 08/07/26  300,000 275,854
Visa, Inc.
3.150% due 12/14/25  100,000 97,294
Wachovia Corp.
7.574% due 08/01/26  500,000 521,425
Wells Fargo & Co.
3.000% due 10/23/26  300,000 285,041
4.540% due 08/15/26  100,000 98,786
5.707% due 04/22/28  190,000 191,688
Wells Fargo Bank NA
5.254% due 12/11/26  400,000 400,487
Westpac Banking Corp. (Australia)
2.850% due 05/13/26  100,000 95,917
5.200% due 04/16/26  200,000 200,151
28,335,378
Industrial - 5.9%
Amphenol Corp.
5.050% due 04/05/27  55,000 54,970
Boeing Co.
2.250% due 06/15/26  250,000 232,895
5.040% due 05/01/27  250,000 244,572
6.259% due 05/01/27 ~ 65,000 65,464
Caterpillar Financial Services Corp.
3.650% due 08/12/25  200,000 196,485
5.000% due 05/14/27  100,000 100,094
CNH Industrial Capital LLC
1.875% due 01/15/26  250,000 236,729
GATX Corp.
5.400% due 03/15/27  80,000 80,101
a
Principal
Amount Value
General Dynamics Corp.
2.125% due 08/15/26  $ 300,000 $ 282,592
John Deere Capital Corp.
1.050% due 06/17/26  500,000 463,403
4.900% due 06/11/27  175,000 174,641
Lockheed Martin Corp.
3.550% due 01/15/26  100,000 97,632
Owens Corning
5.500% due 06/15/27  70,000 70,633
Regal Rexnord Corp.
6.050% due 02/15/26  150,000 150,444
RTX Corp.
2.650% due 11/01/26  250,000 236,052
Ryder System, Inc.
5.300% due 03/15/27  110,000 110,173
Stanley Black & Decker, Inc.
6.272% due 03/06/26  250,000 250,134
Union Pacific Corp.
2.750% due 03/01/26  200,000 192,495
Waste Management, Inc.
due 07/03/27 # 115,000 114,863
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  250,000 239,137
3,593,509
Technology - 6.5%
Adobe, Inc.
4.850% due 04/04/27  130,000 130,070
Apple, Inc.
2.050% due 09/11/26  500,000 470,154
2.450% due 08/04/26  250,000 237,541
Applied Materials, Inc.
3.900% due 10/01/25  100,000 98,625
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  200,000 193,560
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  100,000 96,159
Dell International LLC/EMC Corp.
6.020% due 06/15/26  321,000 324,479
Fiserv, Inc.
5.150% due 03/15/27  215,000 215,179
Hewlett Packard Enterprise Co.
4.900% due 10/15/25  100,000 99,228
Intel Corp.
3.150% due 05/11/27  150,000 142,603
International Business Machines Corp.
3.300% due 05/15/26  550,000 531,764
Microsoft Corp.
3.300% due 02/06/27  500,000 482,435
NXP BV/NXP Funding LLC (China)
5.350% due 03/01/26  200,000 199,566
Oracle Corp.
2.650% due 07/15/26  350,000 331,785
Roper Technologies, Inc.
1.000% due 09/15/25  100,000 94,766
Skyworks Solutions, Inc.
1.800% due 06/01/26  100,000 93,042
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 185,131
3,926,087

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
Utilities - 6.0%
American Electric Power Co., Inc.
5.699% due 08/15/25  $ 100,000 $ 100,113
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  150,000 143,197
Cleco Corporate Holdings LLC
3.743% due 05/01/26  50,000 48,230
CMS Energy Corp.
3.000% due 05/15/26  125,000 119,630
Duke Energy Corp.
0.900% due 09/15/25  200,000 189,482
4.850% due 01/05/27  110,000 109,187
Edison International
4.700% due 08/15/25  100,000 98,891
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  250,000 239,873
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 141,137
Evergy Kansas Central, Inc.
2.550% due 07/01/26  100,000 95,098
Eversource Energy
0.800% due 08/15/25  100,000 94,785
5.000% due 01/01/27  85,000 84,345
National Fuel Gas Co.
5.200% due 07/15/25  250,000 248,424
National Rural Utilities Cooperative Finance
Corp.
4.800% due 02/05/27  250,000 248,515
NextEra Energy Capital Holdings, Inc.
4.950% due 01/29/26  260,000 258,585
Pacific Gas & Electric Co.
2.950% due 03/01/26  350,000 335,207
Southern California Edison Co.
1.200% due 02/01/26  200,000 187,432
Southern California Gas Co.
2.600% due 06/15/26  150,000 142,556
Southern Power Co.
0.900% due 01/15/26  250,000 233,108
Virginia Electric & Power Co.
2.950% due 11/15/26  250,000 237,762
WEC Energy Group, Inc.
5.600% due 09/12/26  190,000 190,777
Xcel Energy, Inc.
3.350% due 12/01/26  100,000 95,467
3,641,801
Total Corporate Bonds & Notes
    (Cost $59,877,996) 59,794,229
a Shares Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 380,655 $ 380,655
a
Total Short-Term Investments
(Cost $380,655) 380,655
TOTAL INVESTMENTS - 99.2%
(Cost $60,258,651) 60,174,884
OTHER ASSETS & LIABILITIES, NET - 0.8% 489,281
NET ASSETS - 100.0% $ 60,664,165
Financial 46 .7%
Consumer, Non-Cyclical 12 .3%
Consumer, Cyclical 9 .7%
Technology 6 .5%
Energy 6 .3%
Utilities 6 .0%
Industrial 5 .9%
Communications 4 .9%
Others (each less than 3.0%) 0 .9%
99 .2%
Other Assets & Liabilities, Net 0 .8%
100 .0%

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 59,794,229 $ – $ 59,794,229 $ –
Short-Term Investments 380,655 380,655 – –
Total $ 60,174,884 $ 380,655 $ 59,794,229 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.3%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 98,447
4.850% due 02/08/34  300,000 294,590
Albemarle Corp.
5.050% due 06/01/32  100,000 96,056
5.450% due 12/01/44  50,000 45,783
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 206,316
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 466,854
Celanese U.S. Holdings LLC
1.400% due 08/05/26  25,000 22,973
6.165% due 07/15/27  250,000 253,849
6.350% due 11/15/28  180,000 185,024
Dow Chemical Co.
2.100% due 11/15/30  250,000 210,997
3.600% due 11/15/50  250,000 174,262
4.250% due 10/01/34  141,000 128,824
4.800% due 05/15/49  65,000 55,492
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 149,482
5.319% due 11/15/38  39,000 40,145
5.419% due 11/15/48  75,000 77,749
Eastman Chemical Co.
4.650% due 10/15/44  50,000 41,837
4.800% due 09/01/42  100,000 87,256
Ecolab, Inc.
1.650% due 02/01/27  100,000 92,004
2.125% due 02/01/32  100,000 82,136
2.700% due 12/15/51  100,000 61,517
EIDP, Inc.
4.800% due 05/15/33  200,000 193,021
Freeport-McMoRan, Inc.
4.125% due 03/01/28  150,000 143,911
4.625% due 08/01/30  100,000 96,334
5.450% due 03/15/43  100,000 95,055
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 121,929
Huntsman International LLC
4.500% due 05/01/29  45,000 42,659
International Paper Co.
4.350% due 08/15/48  54,000 43,792
6.000% due 11/15/41  200,000 201,068
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 104,611
Linde, Inc.
1.100% due 08/10/30  50,000 40,307
2.000% due 08/10/50  30,000 16,398
4.700% due 12/05/25  100,000 99,448
LYB International Finance III LLC
1.250% due 10/01/25  20,000 18,932
2.250% due 10/01/30  25,000 21,144
3.375% due 10/01/40  30,000 21,967
3.625% due 04/01/51  40,000 27,535
3.800% due 10/01/60  30,000 20,416
4.200% due 05/01/50  300,000 228,739
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 60,878
Mosaic Co.
5.450% due 11/15/33  163,000 161,530
a
Principal
Amount Value
NewMarket Corp.
2.700% due 03/18/31  $ 100,000 $ 83,138
Newmont Corp.
2.250% due 10/01/30  65,000 55,500
2.600% due 07/15/32  100,000 83,389
5.875% due 04/01/35  100,000 103,577
Nucor Corp.
2.979% due 12/15/55  25,000 15,389
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 44,282
4.200% due 04/01/29  55,000 52,660
5.250% due 01/15/45  139,000 127,996
5.950% due 11/07/25  35,000 35,201
PPG Industries, Inc.
1.200% due 03/15/26  70,000 65,239
2.800% due 08/15/29  50,000 45,019
Reliance, Inc.
1.300% due 08/15/25  40,000 38,110
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 31,053
7.125% due 07/15/28  50,000 53,934
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 184,888
RPM International, Inc.
5.250% due 06/01/45  50,000 46,169
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 57,166
3.950% due 01/15/26  150,000 146,911
4.000% due 12/15/42  50,000 40,276
4.500% due 06/01/47  29,000 24,483
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 140,164
7.500% due 07/27/35  50,000 58,233
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 8,918
3.250% due 01/15/31  40,000 35,447
3.250% due 10/15/50  20,000 13,197
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 35,140
3.125% due 01/15/32  40,000 32,767
3.750% due 01/15/31  125,000 108,989
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 49,706
Vale Overseas Ltd. (Brazil)
6.125% due 06/12/33  250,000 252,081
6.875% due 11/21/36  150,000 161,065
Westlake Corp.
4.375% due 11/15/47  100,000 81,099
6,942,453
Communications - 2.3%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 235,371
3.150% due 02/09/51  350,000 224,328
Alphabet, Inc.
0.800% due 08/15/27  150,000 133,730
1.900% due 08/15/40  150,000 97,758
1.998% due 08/15/26  200,000 188,418
2.250% due 08/15/60  150,000 83,111
Amazon.com, Inc.
1.000% due 05/12/26  100,000 93,067
1.500% due 06/03/30  85,000 70,826
1.650% due 05/12/28  100,000 89,110
2.100% due 05/12/31  100,000 84,288

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.500% due 06/03/50  $ 40,000 $ 24,484
2.875% due 05/12/41  100,000 73,565
3.100% due 05/12/51  100,000 68,771
3.250% due 05/12/61  100,000 66,734
3.300% due 04/13/27  150,000 143,884
3.600% due 04/13/32  200,000 183,768
3.875% due 08/22/37  195,000 172,289
3.950% due 04/13/52  150,000 120,696
4.050% due 08/22/47  70,000 58,325
4.100% due 04/13/62  100,000 79,940
4.250% due 08/22/57  100,000 83,756
4.550% due 12/01/27  100,000 99,298
4.600% due 12/01/25  100,000 99,403
4.700% due 12/01/32  100,000 99,159
5.200% due 12/03/25  50,000 50,074
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 176,344
6.375% due 03/01/35  125,000 133,934
AT&T, Inc.
1.650% due 02/01/28  300,000 266,476
2.250% due 02/01/32  165,000 133,898
2.550% due 12/01/33  250,000 198,867
2.750% due 06/01/31  100,000 85,659
3.500% due 06/01/41  200,000 152,896
3.500% due 09/15/53  247,000 167,804
3.550% due 09/15/55  433,000 292,168
3.650% due 06/01/51  350,000 247,416
3.650% due 09/15/59  621,000 416,794
3.800% due 12/01/57  200,000 139,838
3.850% due 06/01/60  45,000 31,412
4.250% due 03/01/27  100,000 97,692
4.300% due 12/15/42  393,000 326,859
4.350% due 03/01/29  150,000 145,420
4.350% due 06/15/45  177,000 147,043
4.500% due 05/15/35  90,000 82,916
4.550% due 03/09/49  100,000 83,406
4.850% due 03/01/39  70,000 64,155
5.350% due 09/01/40  161,000 154,466
5.400% due 02/15/34  150,000 150,069
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 182,653
2.375% due 08/23/31  200,000 166,347
Bell Telephone Co. of Canada or Bell
Canada (Canada)
2.150% due 02/15/32  40,000 32,082
3.200% due 02/15/52  20,000 13,148
3.650% due 08/15/52  70,000 50,680
4.464% due 04/01/48  65,000 54,358
5.200% due 02/15/34  100,000 97,710
Booking Holdings, Inc.
3.600% due 06/01/26  50,000 48,628
4.625% due 04/13/30  200,000 197,050
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 199,416
9.625% due 12/15/30  50,000 61,070
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  60,000 40,335
3.750% due 02/15/28  100,000 92,972
3.850% due 04/01/61  335,000 195,820
3.900% due 06/01/52  175,000 109,843
a
Principal
Amount Value
4.200% due 03/15/28  $ 200,000 $ 189,079
4.400% due 12/01/61  100,000 65,302
4.800% due 03/01/50  350,000 257,008
4.908% due 07/23/25  35,000 34,674
5.125% due 07/01/49  100,000 76,831
5.375% due 05/01/47  50,000 39,983
6.150% due 11/10/26  120,000 121,193
6.384% due 10/23/35  70,000 68,294
6.484% due 10/23/45  165,000 150,857
6.650% due 02/01/34  250,000 252,663
6.834% due 10/23/55  50,000 47,363
Cisco Systems, Inc.
2.950% due 02/28/26  50,000 48,357
4.800% due 02/26/27  125,000 124,691
4.850% due 02/26/29  100,000 100,009
4.900% due 02/26/26  250,000 249,721
5.050% due 02/26/34  200,000 199,926
5.900% due 02/15/39  300,000 319,216
Comcast Corp.
1.950% due 01/15/31  140,000 115,674
2.350% due 01/15/27  40,000 37,460
2.450% due 08/15/52  100,000 56,354
2.800% due 01/15/51  55,000 34,004
2.887% due 11/01/51  350,000 218,539
2.987% due 11/01/63  101,000 59,331
3.300% due 02/01/27  100,000 95,883
3.400% due 07/15/46  55,000 39,817
3.750% due 04/01/40  155,000 126,158
3.999% due 11/01/49  211,000 164,828
4.000% due 08/15/47  100,000 78,660
4.049% due 11/01/52  97,000 75,204
4.150% due 10/15/28  95,000 91,993
4.250% due 10/15/30  420,000 402,926
4.400% due 08/15/35  77,000 71,335
4.600% due 10/15/38  85,000 77,419
4.700% due 10/15/48  325,000 287,571
4.750% due 03/01/44  300,000 270,145
4.800% due 05/15/33  200,000 194,777
4.950% due 10/15/58  80,000 71,956
5.300% due 06/01/34  150,000 150,432
5.350% due 11/15/27  65,000 65,730
5.500% due 05/15/64  200,000 192,582
5.650% due 06/01/54  85,000 84,916
Corning, Inc.
4.375% due 11/15/57  100,000 78,803
4.700% due 03/15/37  50,000 46,341
5.350% due 11/15/48  100,000 93,927
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 215,725
Discovery Communications LLC
3.625% due 05/15/30  250,000 220,072
3.950% due 03/20/28  60,000 56,093
eBay, Inc.
2.700% due 03/11/30  100,000 88,164
3.600% due 06/05/27  50,000 48,007
5.900% due 11/22/25  70,000 70,426
Expedia Group, Inc.
3.800% due 02/15/28  250,000 238,029
Fox Corp.
5.576% due 01/25/49  200,000 183,794
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 83,533

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.375% due 03/01/41  $ 70,000 $ 51,560
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 155,126
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 93,003
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 192,077
3.850% due 08/15/32  200,000 186,017
4.450% due 08/15/52  200,000 172,542
4.600% due 05/15/28  200,000 199,216
4.950% due 05/15/33  100,000 100,545
5.750% due 05/15/63  100,000 102,827
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 84,799
4.600% due 02/23/28  100,000 98,359
Netflix, Inc.
5.875% due 11/15/28  250,000 257,652
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 84,422
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  50,000 48,393
Orange SA (France)
5.375% due 01/13/42  150,000 143,314
9.000% due 03/01/31  50,000 59,660
Paramount Global
2.900% due 01/15/27  27,000 24,928
3.375% due 02/15/28  55,000 49,194
4.200% due 05/19/32  300,000 245,160
4.375% due 03/15/43  70,000 46,440
5.900% due 10/15/40  50,000 40,137
6.875% due 04/30/36  100,000 93,695
7.875% due 07/30/30  100,000 102,395
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 61,704
3.800% due 03/15/32  65,000 58,097
4.300% due 02/15/48  85,000 67,430
4.350% due 05/01/49  75,000 59,711
4.500% due 03/15/43  25,000 20,896
4.550% due 03/15/52  100,000 81,697
5.000% due 02/15/29  190,000 187,696
5.000% due 03/15/44  100,000 89,534
Sprint LLC
7.625% due 03/01/26  300,000 308,532
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 40,881
2.400% due 03/15/29  25,000 22,121
2.550% due 02/15/31  300,000 254,740
2.700% due 03/15/32  55,000 46,031
3.000% due 02/15/41  20,000 14,320
3.300% due 02/15/51  50,000 33,784
3.400% due 10/15/52  150,000 102,488
3.600% due 11/15/60  220,000 148,837
3.750% due 04/15/27  500,000 480,681
3.875% due 04/15/30  300,000 280,519
4.500% due 04/15/50  200,000 167,152
4.800% due 07/15/28  200,000 197,341
4.950% due 03/15/28  60,000 59,617
5.050% due 07/15/33  160,000 156,594
5.150% due 04/15/34  50,000 49,162
5.200% due 01/15/33  130,000 128,675
5.650% due 01/15/53  65,000 64,086
5.800% due 09/15/62  95,000 94,291
a
Principal
Amount Value
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47  $ 150,000 $ 132,581
7.045% due 06/20/36  150,000 163,287
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 282,838
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 43,481
4.600% due 11/16/48  100,000 83,574
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43  150,000 147,346
5.850% due 04/15/40  25,000 25,582
Time Warner Cable LLC
5.875% due 11/15/40  150,000 130,265
6.550% due 05/01/37  100,000 94,765
6.750% due 06/15/39  50,000 48,403
7.300% due 07/01/38  150,000 151,911
VeriSign, Inc.
2.700% due 06/15/31  80,000 66,980
Verizon Communications, Inc.
0.850% due 11/20/25  100,000 94,038
1.450% due 03/20/26  40,000 37,466
1.500% due 09/18/30  90,000 73,471
1.750% due 01/20/31  100,000 80,955
2.100% due 03/22/28  60,000 53,973
2.355% due 03/15/32  500,000 408,910
2.550% due 03/21/31  140,000 118,981
2.650% due 11/20/40  450,000 310,140
2.850% due 09/03/41  45,000 31,549
2.875% due 11/20/50  100,000 62,960
2.987% due 10/30/56  383,000 234,679
3.000% due 11/20/60  90,000 53,877
3.400% due 03/22/41  580,000 443,785
3.550% due 03/22/51  55,000 39,610
3.700% due 03/22/61  45,000 31,781
4.000% due 03/22/50  250,000 194,902
4.272% due 01/15/36  57,000 51,669
4.329% due 09/21/28  250,000 243,133
5.500% due 02/23/54  90,000 88,166
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  100,000 87,044
5.750% due 06/28/54  300,000 290,739
6.150% due 02/27/37  150,000 159,408
7.875% due 02/15/30  50,000 56,452
Walt Disney Co.
1.750% due 01/13/26  70,000 66,441
2.000% due 09/01/29  35,000 30,428
2.650% due 01/13/31  310,000 270,684
2.750% due 09/01/49  45,000 28,615
3.375% due 11/15/26  200,000 192,420
3.600% due 01/13/51  200,000 149,180
4.700% due 03/23/50  250,000 226,028
5.400% due 10/01/43  100,000 99,023
6.400% due 12/15/35  39,000 42,741
6.650% due 11/15/37  150,000 168,726
Weibo Corp. (China)
3.375% due 07/08/30  200,000 174,974
26,769,611
Consumer, Cyclical - 1.6%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  97,800 90,855
American Honda Finance Corp.
1.200% due 07/08/25  50,000 47,915

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.000% due 03/24/28  $ 45,000 $ 40,469
2.250% due 01/12/29  150,000 133,399
4.900% due 03/12/27  100,000 99,658
4.900% due 03/13/29  100,000 99,637
Aptiv PLC
3.100% due 12/01/51  200,000 122,248
4.400% due 10/01/46  100,000 78,143
AutoNation, Inc.
4.500% due 10/01/25  100,000 98,480
AutoZone, Inc.
1.650% due 01/15/31  85,000 68,220
3.750% due 06/01/27  100,000 96,160
4.750% due 02/01/33  65,000 62,191
5.400% due 07/15/34  180,000 178,083
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 48,755
BorgWarner, Inc.
2.650% due 07/01/27  25,000 23,205
Brunswick Corp.
5.850% due 03/18/29  70,000 70,066
Choice Hotels International, Inc.
due 08/01/34 # 65,000 64,089
3.700% due 12/01/29  25,000 22,454
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 181,734
1.750% due 04/20/32  200,000 160,706
Cummins, Inc.
0.750% due 09/01/25  35,000 33,246
1.500% due 09/01/30  100,000 82,079
2.600% due 09/01/50  100,000 60,971
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 125,152
Delta Air Lines Pass- Through Trust
Class AA
2.000% due 12/10/29  38,041 34,600
Dollar General Corp.
3.875% due 04/15/27  50,000 48,098
4.150% due 11/01/25  25,000 24,537
5.200% due 07/05/28  140,000 139,736
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 83,119
4.200% due 05/15/28  45,000 43,213
DR Horton, Inc.
1.300% due 10/15/26  85,000 77,832
Ford Motor Credit Co. LLC
5.800% due 03/05/27  200,000 200,085
5.800% due 03/08/29  250,000 249,239
6.050% due 03/05/31  200,000 200,337
6.798% due 11/07/28  200,000 206,732
6.950% due 03/06/26  500,000 508,316
7.122% due 11/07/33  230,000 243,175
7.350% due 03/06/30  500,000 529,425
General Motors Co.
4.200% due 10/01/27  50,000 48,214
5.400% due 10/15/29  250,000 248,814
5.400% due 04/01/48  50,000 44,774
6.125% due 10/01/25  250,000 251,392
6.250% due 10/02/43  100,000 99,656
6.750% due 04/01/46  25,000 26,129
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 468,276
2.700% due 06/10/31  100,000 82,723
3.600% due 06/21/30  350,000 314,485
a
Principal
Amount Value
4.000% due 10/06/26  $ 50,000 $ 48,431
4.300% due 04/06/29  100,000 95,042
5.000% due 04/09/27  60,000 59,408
5.400% due 04/06/26  75,000 74,869
5.550% due 07/15/29  45,000 45,013
5.600% due 06/18/31  65,000 64,536
5.800% due 06/23/28  250,000 253,156
5.950% due 04/04/34  45,000 45,056
Hasbro, Inc.
3.500% due 09/15/27  30,000 28,331
3.900% due 11/19/29  100,000 92,272
Home Depot, Inc.
1.375% due 03/15/31  300,000 239,149
2.125% due 09/15/26  100,000 93,994
2.375% due 03/15/51  200,000 114,952
2.700% due 04/15/30  300,000 267,378
3.000% due 04/01/26  25,000 24,108
3.250% due 04/15/32  65,000 57,678
3.350% due 09/15/25  45,000 44,027
3.500% due 09/15/56  55,000 39,030
3.625% due 04/15/52  250,000 185,067
3.900% due 12/06/28  40,000 38,656
4.200% due 04/01/43  300,000 254,392
4.500% due 12/06/48  100,000 86,679
4.750% due 06/25/29  70,000 69,610
4.875% due 06/25/27  50,000 49,912
4.950% due 06/25/34  55,000 54,448
5.300% due 06/25/54  30,000 29,312
5.875% due 12/16/36  75,000 79,501
Hyatt Hotels Corp.
4.850% due 03/15/26  25,000 24,739
5.750% due 01/30/27  95,000 95,968
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  11,565 10,847
Las Vegas Sands Corp.
3.500% due 08/18/26  500,000 477,381
Lear Corp.
2.600% due 01/15/32  100,000 82,096
3.550% due 01/15/52  100,000 68,875
LKQ Corp.
5.750% due 06/15/28  300,000 302,936
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 17,457
1.700% due 09/15/28  25,000 21,853
1.700% due 10/15/30  20,000 16,336
2.625% due 04/01/31  100,000 85,353
2.800% due 09/15/41  50,000 34,343
3.000% due 10/15/50  15,000 9,389
3.500% due 04/01/51  50,000 34,349
3.650% due 04/05/29  35,000 32,937
3.700% due 04/15/46  250,000 183,882
3.750% due 04/01/32  200,000 181,664
4.250% due 04/01/52  50,000 39,324
4.450% due 04/01/62  250,000 194,533
4.500% due 04/15/30  250,000 242,704
5.150% due 07/01/33  300,000 298,685
Magna International, Inc. (Canada)
4.150% due 10/01/25  25,000 24,611
5.980% due 03/21/26  200,000 199,796
Marriott International, Inc.
2.750% due 10/15/33  150,000 121,167
3.125% due 06/15/26  200,000 191,994
3.500% due 10/15/32  40,000 34,651

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
McDonald's Corp.
3.500% due 03/01/27  $ 50,000 $ 48,013
3.500% due 07/01/27  300,000 287,596
3.600% due 07/01/30  100,000 92,640
3.700% due 02/15/42  200,000 156,544
3.800% due 04/01/28  25,000 24,014
4.200% due 04/01/50  150,000 119,666
4.450% due 09/01/48  10,000 8,401
4.875% due 07/15/40  10,000 9,226
4.950% due 08/14/33  250,000 246,398
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 59,500
NIKE, Inc.
2.850% due 03/27/30  350,000 315,244
3.375% due 11/01/46  200,000 147,333
3.625% due 05/01/43  25,000 19,751
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 97,327
4.700% due 06/15/32  50,000 48,278
5.750% due 11/20/26  100,000 100,957
PACCAR Financial Corp.
1.100% due 05/11/26  70,000 65,100
2.000% due 02/04/27  70,000 64,985
3.550% due 08/11/25  100,000 98,217
Ralph Lauren Corp.
3.750% due 09/15/25  50,000 49,047
Ross Stores, Inc.
0.875% due 04/15/26  100,000 92,497
1.875% due 04/15/31  100,000 82,111
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 319,085
Starbucks Corp.
2.450% due 06/15/26  50,000 47,502
3.500% due 03/01/28  100,000 94,937
3.500% due 11/15/50  200,000 140,663
3.550% due 08/15/29  100,000 93,688
3.750% due 12/01/47  35,000 26,209
4.300% due 06/15/45  35,000 28,895
4.450% due 08/15/49  100,000 82,362
4.800% due 02/15/33  70,000 68,291
5.000% due 02/15/34  100,000 97,670
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,052
7.850% due 11/27/33  110,000 115,915
Target Corp.
1.950% due 01/15/27  250,000 232,728
2.950% due 01/15/52  200,000 128,944
3.375% due 04/15/29  100,000 94,068
4.800% due 01/15/53  35,000 31,749
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 251,956
Toyota Motor Credit Corp.
0.800% due 10/16/25  50,000 47,286
1.125% due 06/18/26  200,000 185,303
1.150% due 08/13/27  120,000 107,169
1.900% due 04/06/28  100,000 89,816
2.150% due 02/13/30  100,000 86,403
3.050% due 03/22/27  200,000 189,992
3.200% due 01/11/27  100,000 95,747
4.700% due 01/12/33  300,000 291,851
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27  54,397 52,760
a
Principal
Amount Value
5.875% due 04/15/29  $ 49,586 $ 49,780
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  201,986 175,258
2.875% due 04/07/30  99,966 91,279
3.100% due 01/07/30  32,851 30,544
Walmart, Inc.
1.050% due 09/17/26  150,000 138,313
1.800% due 09/22/31  300,000 247,272
2.500% due 09/22/41  250,000 173,284
2.650% due 09/22/51  200,000 125,451
3.050% due 07/08/26  65,000 62,831
3.250% due 07/08/29  80,000 75,163
4.500% due 04/15/53  200,000 177,157
Warnermedia Holdings, Inc.
4.279% due 03/15/32  300,000 261,944
5.050% due 03/15/42  300,000 244,155
5.141% due 03/15/52  400,000 311,645
Whirlpool Corp.
2.400% due 05/15/31  5,000 4,107
4.600% due 05/15/50  50,000 39,644
4.700% due 05/14/32  30,000 28,530
4.750% due 02/26/29  60,000 59,044
WW Grainger, Inc.
3.750% due 05/15/46  50,000 38,982
4.600% due 06/15/45  20,000 17,929
19,430,897
Consumer, Non-Cyclical - 4.4%
Abbott Laboratories
3.750% due 11/30/26  227,000 221,460
4.750% due 11/30/36  100,000 97,126
4.900% due 11/30/46  100,000 94,533
6.150% due 11/30/37  25,000 27,301
AbbVie, Inc.
2.950% due 11/21/26  455,000 433,814
3.200% due 05/14/26  100,000 96,602
3.200% due 11/21/29  175,000 160,624
4.050% due 11/21/39  70,000 60,835
4.250% due 11/21/49  300,000 250,187
4.300% due 05/14/36  50,000 46,057
4.400% due 11/06/42  125,000 109,680
4.500% due 05/14/35  160,000 150,989
4.625% due 10/01/42  100,000 90,385
4.700% due 05/14/45  50,000 45,194
4.750% due 03/15/45  330,000 299,754
4.800% due 03/15/27  95,000 94,597
4.950% due 03/15/31  40,000 39,909
5.050% due 03/15/34  100,000 99,745
5.350% due 03/15/44  15,000 14,838
5.400% due 03/15/54  65,000 64,320
5.500% due 03/15/64  35,000 34,579
Adventist Health System
3.630% due 03/01/49  15,000 10,677
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 36,709
Aetna, Inc.
3.875% due 08/15/47  30,000 21,808
4.125% due 11/15/42  100,000 78,815
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 83,415
Altria Group, Inc.
3.400% due 05/06/30  50,000 45,254
3.400% due 02/04/41  250,000 180,483

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.400% due 02/14/26  $ 13,000 $ 12,795
4.450% due 05/06/50  75,000 57,688
4.500% due 05/02/43  100,000 81,968
4.800% due 02/14/29  300,000 295,195
5.800% due 02/14/39  65,000 65,099
5.950% due 02/14/49  75,000 73,608
Amgen, Inc.
2.200% due 02/21/27  35,000 32,475
2.300% due 02/25/31  200,000 168,133
2.450% due 02/21/30  50,000 43,621
2.770% due 09/01/53  311,000 186,367
3.200% due 11/02/27  50,000 47,127
3.350% due 02/22/32  145,000 128,647
3.375% due 02/21/50  250,000 176,204
4.200% due 03/01/33  200,000 185,380
4.400% due 05/01/45  100,000 84,215
5.150% due 11/15/41  174,000 162,577
5.250% due 03/02/30  100,000 100,764
5.507% due 03/02/26  40,000 40,008
5.600% due 03/02/43  45,000 44,378
5.650% due 03/02/53  480,000 473,056
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 415,148
Anheuser-Busch InBev Finance, Inc.
(Belgium)
4.625% due 02/01/44  300,000 268,502
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 325,281
4.000% due 04/13/28  80,000 77,803
4.375% due 04/15/38  35,000 31,883
4.439% due 10/06/48  200,000 171,317
4.600% due 04/15/48  50,000 44,267
4.750% due 01/23/29  55,000 54,706
4.900% due 01/23/31  65,000 65,303
5.450% due 01/23/39  65,000 65,930
5.550% due 01/23/49  100,000 100,824
5.800% due 01/23/59  395,000 411,397
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 153,584
2.900% due 03/01/32  45,000 38,506
4.500% due 08/15/33  200,000 190,133
Ascension Health
3.945% due 11/15/46  70,000 58,401
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  35,000 32,508
2.250% due 05/28/31  20,000 16,895
4.850% due 02/26/29  465,000 464,184
4.875% due 03/03/28  150,000 149,829
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 245,280
3.000% due 05/28/51  15,000 10,062
3.125% due 06/12/27  100,000 95,084
3.375% due 11/16/25  100,000 97,579
4.000% due 09/18/42  25,000 21,045
4.375% due 11/16/45  25,000 21,733
6.450% due 09/15/37  100,000 111,443
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 32,395
1.700% due 05/15/28  40,000 35,744
3.375% due 09/15/25  25,000 24,496
a
Principal
Amount Value
Avery Dennison Corp.
2.650% due 04/30/30  $ 30,000 $ 26,116
5.750% due 03/15/33  100,000 102,780
Banner Health
1.897% due 01/01/31  40,000 33,167
2.913% due 01/01/51  50,000 33,141
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  325,000 291,283
2.726% due 03/25/31  250,000 210,927
3.215% due 09/06/26  50,000 47,734
3.462% due 09/06/29  50,000 45,566
3.557% due 08/15/27  100,000 95,015
4.390% due 08/15/37  70,000 59,107
4.700% due 04/02/27  200,000 196,956
4.758% due 09/06/49  50,000 39,413
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  25,000 23,433
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,468
Baxter International, Inc.
1.915% due 02/01/27  100,000 91,683
2.539% due 02/01/32  100,000 82,057
3.950% due 04/01/30  150,000 139,958
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 130,715
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 61,922
3.794% due 05/20/50  350,000 265,254
4.669% due 06/06/47  50,000 43,625
Biogen, Inc.
2.250% due 05/01/30  55,000 46,834
3.150% due 05/01/50  440,000 283,718
Boston Scientific Corp.
2.650% due 06/01/30  350,000 307,353
4.550% due 03/01/39  50,000 46,620
4.700% due 03/01/49  70,000 62,416
Bristol-Myers Squibb Co.
0.750% due 11/13/25  50,000 47,070
1.125% due 11/13/27  50,000 44,131
1.450% due 11/13/30  280,000 227,074
2.350% due 11/13/40  20,000 13,305
2.550% due 11/13/50  30,000 17,571
2.950% due 03/15/32  50,000 43,283
3.200% due 06/15/26  50,000 48,222
3.250% due 08/01/42  100,000 74,289
3.400% due 07/26/29  118,000 109,989
3.700% due 03/15/52  70,000 51,334
3.900% due 02/20/28  100,000 96,590
3.900% due 03/15/62  250,000 180,400
4.125% due 06/15/39  35,000 30,388
4.250% due 10/26/49  365,000 297,327
4.350% due 11/15/47  50,000 41,688
4.900% due 02/22/27  85,000 84,776
4.900% due 02/22/29  115,000 114,801
5.200% due 02/22/34  95,000 94,842
5.500% due 02/22/44  20,000 19,791
5.550% due 02/22/54  70,000 69,061
5.650% due 02/22/64  105,000 102,650
Brown-Forman Corp.
4.500% due 07/15/45  40,000 35,306
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 85,586

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.250% due 08/15/26  $ 20,000 $ 19,138
3.750% due 09/25/27  30,000 28,671
California Institute of Technology
3.650% due 09/01/19  20,000 13,315
Campbell Soup Co.
4.150% due 03/15/28  100,000 96,891
4.800% due 03/15/48  20,000 17,490
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 95,252
3.750% due 09/15/25  50,000 49,002
4.368% due 06/15/47  50,000 40,332
4.900% due 09/15/45  50,000 43,789
Cencora, Inc.
3.450% due 12/15/27  50,000 47,344
5.125% due 02/15/34  145,000 142,418
Centene Corp.
2.500% due 03/01/31  100,000 82,142
3.000% due 10/15/30  200,000 171,161
4.625% due 12/15/29  200,000 189,311
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 161,743
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 33,290
5.000% due 06/15/52  100,000 93,081
Cigna Group
1.250% due 03/15/26  65,000 60,717
2.375% due 03/15/31  60,000 50,360
2.400% due 03/15/30  120,000 103,860
3.050% due 10/15/27  30,000 28,177
3.200% due 03/15/40  85,000 62,913
3.400% due 03/15/50  65,000 44,359
3.400% due 03/15/51  40,000 27,216
3.875% due 10/15/47  50,000 37,750
4.125% due 11/15/25  45,000 44,264
4.375% due 10/15/28  80,000 77,703
4.800% due 08/15/38  60,000 55,169
4.900% due 12/15/48  555,000 488,147
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 48,150
Coca-Cola Co.
1.375% due 03/15/31  200,000 160,642
1.500% due 03/05/28  60,000 53,686
2.000% due 03/05/31  65,000 54,583
2.125% due 09/06/29  100,000 88,075
2.250% due 01/05/32  100,000 84,304
2.875% due 05/05/41  100,000 73,497
3.000% due 03/05/51  415,000 280,944
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 47,622
3.700% due 08/01/47  100,000 79,411
4.800% due 03/02/26  60,000 59,889
CommonSpirit Health
4.350% due 11/01/42  150,000 127,085
6.073% due 11/01/27  80,000 81,914
Conagra Brands, Inc.
4.600% due 11/01/25  35,000 34,588
4.850% due 11/01/28  45,000 44,244
5.300% due 10/01/26  120,000 119,895
5.300% due 11/01/38  50,000 47,094
5.400% due 11/01/48  40,000 36,876
Conopco, Inc.
7.250% due 12/15/26  200,000 211,080
a
Principal
Amount Value
Constellation Brands, Inc.
2.250% due 08/01/31  $ 160,000 $ 131,389
3.500% due 05/09/27  15,000 14,327
4.350% due 05/09/27  150,000 146,346
4.400% due 11/15/25  35,000 34,531
4.650% due 11/15/28  30,000 29,387
4.800% due 01/15/29  50,000 49,296
5.250% due 11/15/48  30,000 27,955
CVS Health Corp.
1.300% due 08/21/27  335,000 296,899
1.750% due 08/21/30  200,000 162,647
2.700% due 08/21/40  65,000 43,227
2.875% due 06/01/26  100,000 95,266
3.000% due 08/15/26  35,000 33,359
3.250% due 08/15/29  65,000 58,986
3.750% due 04/01/30  100,000 92,059
3.875% due 07/20/25  200,000 196,453
4.125% due 04/01/40  300,000 242,602
4.250% due 04/01/50  200,000 152,327
4.300% due 03/25/28  72,000 69,541
4.780% due 03/25/38  95,000 84,867
5.125% due 07/20/45  105,000 92,487
5.300% due 06/01/33  80,000 78,219
5.300% due 12/05/43  200,000 182,226
5.700% due 06/01/34  250,000 249,419
5.875% due 06/01/53  200,000 191,788
Danaher Corp.
2.600% due 10/01/50  125,000 76,578
2.800% due 12/10/51  100,000 63,191
3.350% due 09/15/25  30,000 29,376
4.375% due 09/15/45  30,000 26,188
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 298,445
3.875% due 04/29/43  100,000 82,268
Dignity Health
5.267% due 11/01/64  100,000 91,441
Elevance Health, Inc.
2.550% due 03/15/31  100,000 85,291
3.600% due 03/15/51  30,000 21,597
3.650% due 12/01/27  30,000 28,685
4.375% due 12/01/47  30,000 24,926
4.625% due 05/15/42  100,000 88,099
4.650% due 01/15/43  50,000 44,127
4.750% due 02/15/33  100,000 96,612
5.125% due 02/15/53  500,000 460,323
5.500% due 10/15/32  200,000 203,402
Eli Lilly & Co.
2.250% due 05/15/50  200,000 116,726
3.375% due 03/15/29  27,000 25,526
4.700% due 02/27/33  125,000 122,904
4.700% due 02/09/34  250,000 245,225
4.950% due 02/27/63  250,000 232,592
Equifax, Inc.
2.350% due 09/15/31  150,000 123,143
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 37,064
2.375% due 12/01/29  10,000 8,773
3.125% due 12/01/49  15,000 10,058
3.150% due 03/15/27  50,000 47,768
4.150% due 03/15/47  30,000 24,525
5.000% due 02/14/34  250,000 245,546
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 37,514

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
GE HealthCare Technologies, Inc.
5.857% due 03/15/30  $ 500,000 $ 514,065
General Mills, Inc.
2.250% due 10/14/31  50,000 41,083
3.000% due 02/01/51  60,000 38,252
3.200% due 02/10/27  100,000 95,318
4.200% due 04/17/28  50,000 48,451
4.950% due 03/29/33  70,000 68,218
5.241% due 11/18/25  30,000 29,901
George Washington University
4.300% due 09/15/44  50,000 44,343
Georgetown University
2.943% due 04/01/50  25,000 16,828
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 39,917
1.650% due 10/01/30  40,000 32,972
2.600% due 10/01/40  450,000 310,362
2.800% due 10/01/50  100,000 62,697
2.950% due 03/01/27  100,000 94,937
3.650% due 03/01/26  100,000 97,246
4.150% due 03/01/47  75,000 60,983
4.600% due 09/01/35  45,000 42,565
4.750% due 03/01/46  50,000 44,597
5.250% due 10/15/33  155,000 156,203
GlaxoSmithKline Capital PLC (United
Kingdom)
3.375% due 06/01/29  250,000 234,115
GlaxoSmithKline Capital, Inc. (United
Kingdom)
6.375% due 05/15/38  100,000 110,332
Global Payments, Inc.
2.900% due 05/15/30  300,000 261,309
5.400% due 08/15/32  200,000 196,059
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 86,031
Haleon U.S. Capital LLC
3.375% due 03/24/27  250,000 238,635
3.625% due 03/24/32  250,000 224,069
HCA, Inc.
3.125% due 03/15/27  45,000 42,525
3.625% due 03/15/32  600,000 528,691
4.125% due 06/15/29  35,000 33,152
4.500% due 02/15/27  60,000 58,645
4.625% due 03/15/52  25,000 20,196
5.125% due 06/15/39  50,000 46,343
5.200% due 06/01/28  165,000 164,389
5.250% due 06/15/26  75,000 74,705
5.250% due 06/15/49  100,000 89,212
5.500% due 06/15/47  75,000 69,407
5.900% due 06/01/53  200,000 194,922
6.000% due 04/01/54  100,000 98,872
Hershey Co.
2.300% due 08/15/26  50,000 47,235
4.250% due 05/04/28  140,000 137,763
Hormel Foods Corp.
1.700% due 06/03/28  35,000 31,126
3.050% due 06/03/51  25,000 16,509
Humana, Inc.
3.700% due 03/23/29  85,000 79,734
4.625% due 12/01/42  100,000 84,057
5.375% due 04/15/31  110,000 109,451
5.700% due 03/13/26  75,000 75,008
5.750% due 12/01/28  200,000 204,083
a
Principal
Amount Value
Ingredion, Inc.
3.200% due 10/01/26  $ 100,000 $ 95,540
J M Smucker Co.
2.375% due 03/15/30  65,000 56,180
2.750% due 09/15/41  100,000 66,068
3.550% due 03/15/50  50,000 34,544
6.200% due 11/15/33  100,000 105,068
JBS USA Holding Lux SARL/ JBS USA
Food Co./ JBS Lux Co. SARL
5.750% due 04/01/33  364,000 363,842
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 40,745
Johns Hopkins University
4.705% due 07/01/32  30,000 29,636
Johnson & Johnson
0.550% due 09/01/25  400,000 379,893
1.300% due 09/01/30  70,000 57,807
2.100% due 09/01/40  65,000 43,406
2.250% due 09/01/50  100,000 59,491
2.450% due 03/01/26  50,000 48,043
3.400% due 01/15/38  50,000 41,997
3.500% due 01/15/48  65,000 49,804
3.550% due 03/01/36  25,000 21,900
3.625% due 03/03/37  132,000 115,279
3.700% due 03/01/46  25,000 20,123
3.750% due 03/03/47  50,000 40,110
4.850% due 05/15/41  50,000 48,771
4.950% due 06/01/34  105,000 106,263
5.950% due 08/15/37  100,000 108,919
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 47,025
3.002% due 06/01/51  70,000 46,701
3.150% due 05/01/27  225,000 215,736
4.150% due 05/01/47  20,000 16,732
Kellanova
3.400% due 11/15/27  100,000 94,675
4.300% due 05/15/28  100,000 97,403
Kenvue, Inc.
5.050% due 03/22/28  200,000 201,146
5.050% due 03/22/53  200,000 188,788
Keurig Dr Pepper, Inc.
2.550% due 09/15/26  50,000 47,170
3.430% due 06/15/27  35,000 33,393
3.950% due 04/15/29  250,000 237,701
4.420% due 12/15/46  250,000 211,135
5.300% due 03/15/34  100,000 99,556
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 22,179
2.000% due 11/02/31  100,000 83,309
3.050% due 08/15/25  50,000 48,865
3.950% due 11/01/28  10,000 9,650
6.625% due 08/01/37  100,000 114,049
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 241,843
4.375% due 06/01/46  500,000 407,052
Kroger Co.
3.500% due 02/01/26  50,000 48,549
3.950% due 01/15/50  100,000 77,192
4.650% due 01/15/48  100,000 84,750
5.150% due 08/01/43  25,000 22,981
Laboratory Corp. of America Holdings
1.550% due 06/01/26  70,000 65,068
2.700% due 06/01/31  100,000 85,630

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.600% due 09/01/27  $ 100,000 $ 95,460
4.700% due 02/01/45  50,000 43,904
Leland Stanford Junior University
3.647% due 05/01/48  125,000 100,516
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 20,155
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 71,131
5.600% due 07/01/11  100,000 105,522
Mayo Clinic
3.196% due 11/15/61  100,000 66,977
McCormick & Co., Inc.
0.900% due 02/15/26  95,000 88,500
3.400% due 08/15/27  50,000 47,583
McKesson Corp.
1.300% due 08/15/26  165,000 152,293
Mead Johnson Nutrition Co. (United
Kingdom)
4.600% due 06/01/44  200,000 173,915
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 192,350
Medtronic, Inc.
4.625% due 03/15/45  65,000 58,759
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 37,312
Merck & Co., Inc.
0.750% due 02/24/26  350,000 326,962
1.700% due 06/10/27  50,000 45,898
2.150% due 12/10/31  50,000 41,588
3.600% due 09/15/42  300,000 237,658
4.050% due 05/17/28  250,000 244,839
4.150% due 05/18/43  100,000 85,297
4.500% due 05/17/33  120,000 115,921
5.000% due 05/17/53  100,000 94,102
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 32,015
5.000% due 05/01/42  100,000 91,554
Mondelez International, Inc.
1.500% due 02/04/31  40,000 31,954
1.875% due 10/15/32  300,000 235,907
2.625% due 09/04/50  25,000 14,963
Moody's Corp.
2.000% due 08/19/31  100,000 81,239
2.750% due 08/19/41  100,000 69,245
4.875% due 12/17/48  50,000 44,624
Mount Sinai Hospital
3.981% due 07/01/48  50,000 38,686
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 25,166
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 74,344
Northwestern University
3.662% due 12/01/57  25,000 18,742
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25  100,000 97,309
3.100% due 05/17/27  30,000 28,652
4.000% due 11/20/45  100,000 83,605
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,985
OhioHealth Corp.
2.297% due 11/15/31  100,000 83,636
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 47,440
a
Principal
Amount Value
3.250% due 06/01/50  $ 65,000 $ 44,060
4.400% due 06/01/32  100,000 95,193
5.050% due 06/01/52  100,000 91,415
PeaceHealth Obligated Group
1.375% due 11/15/25  15,000 14,138
PepsiCo, Inc.
1.625% due 05/01/30  60,000 50,233
1.950% due 10/21/31  75,000 61,629
2.375% due 10/06/26  55,000 52,006
2.750% due 03/19/30  500,000 448,036
2.750% due 10/21/51  500,000 317,796
3.450% due 10/06/46  60,000 45,240
3.500% due 07/17/25  50,000 49,138
4.200% due 07/18/52  55,000 45,929
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  195,000 192,577
4.450% due 05/19/28  250,000 245,667
4.750% due 05/19/33  265,000 258,318
5.110% due 05/19/43  300,000 285,404
5.300% due 05/19/53  480,000 463,303
5.340% due 05/19/63  200,000 188,930
Pfizer, Inc.
1.750% due 08/18/31  100,000 81,238
2.550% due 05/28/40  25,000 17,414
2.625% due 04/01/30  250,000 221,860
2.700% due 05/28/50  25,000 16,074
3.000% due 12/15/26  100,000 95,452
3.600% due 09/15/28  100,000 95,713
3.900% due 03/15/39  25,000 21,385
4.100% due 09/15/38  50,000 44,058
4.200% due 09/15/48  35,000 29,159
Philip Morris International, Inc.
0.875% due 05/01/26  100,000 92,430
1.750% due 11/01/30  100,000 81,454
3.375% due 08/11/25  50,000 48,885
4.250% due 11/10/44  30,000 24,286
4.500% due 03/20/42  200,000 171,129
4.875% due 02/15/28  100,000 99,173
5.125% due 02/15/30  100,000 99,678
5.250% due 02/13/34  500,000 490,716
5.375% due 02/15/33  100,000 99,347
6.375% due 05/16/38  100,000 107,508
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 203,981
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 97,535
Procter & Gamble Co.
0.550% due 10/29/25  50,000 47,180
1.000% due 04/23/26  250,000 233,584
1.200% due 10/29/30  50,000 40,735
3.000% due 03/25/30  300,000 276,141
3.950% due 01/26/28  100,000 97,948
Providence St. Joseph Health Obligated
Group
2.700% due 10/01/51  75,000 44,469
3.930% due 10/01/48  35,000 27,199
Quanta Services, Inc.
2.350% due 01/15/32  25,000 20,326
3.050% due 10/01/41  30,000 21,180
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 59,952
2.950% due 06/30/30  55,000 48,853

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  $ 100,000 $ 96,166
Revvity, Inc.
2.550% due 03/15/31  85,000 71,206
3.300% due 09/15/29  30,000 27,313
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 289,156
Royalty Pharma PLC
2.150% due 09/02/31  55,000 44,110
3.300% due 09/02/40  300,000 217,007
3.350% due 09/02/51  60,000 38,455
5.400% due 09/02/34  150,000 146,034
S&P Global, Inc.
2.450% due 03/01/27  250,000 233,811
2.700% due 03/01/29  200,000 181,363
3.900% due 03/01/62  250,000 186,419
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  250,000 239,803
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 206,560
Solventum Corp.
5.450% due 02/25/27 ~ 250,000 249,808
Stanford Health Care
3.027% due 08/15/51  30,000 20,413
Stryker Corp.
4.100% due 04/01/43  100,000 82,517
Sutter Health
2.294% due 08/15/30  55,000 47,168
3.361% due 08/15/50  55,000 39,380
5.547% due 08/15/53  100,000 102,458
Sysco Corp.
2.450% due 12/14/31  105,000 86,779
3.150% due 12/14/51  125,000 81,891
3.250% due 07/15/27  50,000 47,367
3.750% due 10/01/25  25,000 24,480
4.450% due 03/15/48  50,000 41,610
4.500% due 04/01/46  25,000 21,163
4.850% due 10/01/45  15,000 13,274
6.000% due 01/17/34  200,000 210,026
Takeda Pharmaceutical Co. Ltd. (Japan)
due 07/05/34 # 200,000 198,789
3.175% due 07/09/50  250,000 165,817
5.000% due 11/26/28  100,000 99,284
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 17,653
2.000% due 10/15/31  35,000 28,639
2.800% due 10/15/41  320,000 227,564
5.200% due 01/31/34  75,000 75,497
5.300% due 02/01/44  100,000 97,616
Toledo Hospital
5.750% due 11/15/38  50,000 49,386
Trustees of Princeton University
5.700% due 03/01/39  50,000 53,881
Tyson Foods, Inc.
3.550% due 06/02/27  350,000 334,657
4.000% due 03/01/26  15,000 14,653
4.350% due 03/01/29  20,000 19,215
5.100% due 09/28/48  10,000 8,732
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 113,945
4.875% due 09/08/28  200,000 200,208
5.900% due 11/15/32  50,000 53,173
a
Principal
Amount Value
UnitedHealth Group, Inc.
1.150% due 05/15/26  $ 50,000 $ 46,500
2.300% due 05/15/31  50,000 41,973
2.875% due 08/15/29  75,000 68,013
2.900% due 05/15/50  300,000 194,736
3.050% due 05/15/41  50,000 36,927
3.250% due 05/15/51  50,000 34,366
3.500% due 08/15/39  60,000 48,507
3.700% due 12/15/25  20,000 19,586
3.700% due 08/15/49  65,000 48,904
3.750% due 07/15/25  75,000 73,911
3.850% due 06/15/28  100,000 96,157
3.875% due 12/15/28  25,000 23,961
3.875% due 08/15/59  100,000 74,065
4.200% due 05/15/32  65,000 61,199
4.250% due 06/15/48  50,000 41,359
4.450% due 12/15/48  25,000 21,451
4.500% due 04/15/33  150,000 143,423
4.750% due 07/15/45  50,000 45,340
5.000% due 04/15/34  250,000 246,846
5.050% due 04/15/53  150,000 139,037
5.150% due 10/15/25  25,000 24,973
5.250% due 02/15/28  70,000 70,935
5.350% due 02/15/33  100,000 101,373
5.375% due 04/15/54  145,000 140,962
5.875% due 02/15/53  530,000 550,807
6.875% due 02/15/38  250,000 286,558
University of Chicago
2.761% due 04/01/45  10,000 7,608
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 38,679
University of Southern California
2.805% due 10/01/50  50,000 33,072
3.028% due 10/01/39  50,000 39,924
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  100,000 97,002
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 118,222
Viatris, Inc.
3.850% due 06/22/40  400,000 292,312
Wyeth LLC
5.950% due 04/01/37  50,000 52,702
6.500% due 02/01/34  100,000 110,062
Yale University
2.402% due 04/15/50  150,000 93,153
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 83,473
Zoetis, Inc.
5.600% due 11/16/32  135,000 138,140
52,317,738
Energy - 1.8%
Apache Corp.
5.100% due 09/01/40  150,000 128,110
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 47,587
Baker Hughes Holdings LLC/Baker Hughes
Co.-Obligor, Inc.
3.337% due 12/15/27  100,000 94,577
4.080% due 12/15/47  50,000 40,023
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 147,503
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 107,976

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.772% due 11/10/50  $ 130,000 $ 79,964
3.000% due 02/24/50  150,000 97,697
3.001% due 03/17/52  50,000 32,126
3.119% due 05/04/26  25,000 24,070
3.588% due 04/14/27  100,000 96,203
4.234% due 11/06/28  400,000 387,648
4.812% due 02/13/33  535,000 518,916
4.970% due 10/17/29  150,000 149,634
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  300,000 289,000
3.850% due 06/01/27  50,000 48,106
4.950% due 06/01/47  25,000 21,787
6.750% due 02/01/39  90,000 95,719
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 53,786
3.750% due 02/15/52  225,000 158,695
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 55,465
5.125% due 06/30/27  300,000 299,603
Cheniere Energy Partners LP
5.950% due 06/30/33  125,000 126,821
Chevron Corp.
1.995% due 05/11/27  350,000 323,499
2.236% due 05/11/30  25,000 21,649
2.954% due 05/16/26  100,000 96,251
3.326% due 11/17/25  50,000 48,873
Chevron USA, Inc.
3.850% due 01/15/28  50,000 48,537
ConocoPhillips Co.
3.758% due 03/15/42  250,000 198,352
4.025% due 03/15/62  200,000 150,241
5.050% due 09/15/33  145,000 143,795
6.950% due 04/15/29  100,000 108,441
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 99,805
Devon Energy Corp.
5.000% due 06/15/45  105,000 89,573
5.850% due 12/15/25  50,000 50,147
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 92,261
4.250% due 03/15/52  60,000 46,540
6.250% due 03/15/33  300,000 313,933
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 57,455
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 50,657
2.500% due 08/01/33  400,000 317,614
3.400% due 08/01/51  70,000 47,486
3.700% due 07/15/27  100,000 95,855
4.500% due 06/10/44  150,000 124,564
6.000% due 11/15/28  100,000 103,043
Energy Transfer LP
3.900% due 07/15/26  100,000 96,859
4.200% due 04/15/27  100,000 97,020
4.400% due 03/15/27  200,000 195,188
5.250% due 04/15/29  25,000 24,911
5.300% due 04/15/47  100,000 88,412
5.600% due 09/01/34  250,000 248,499
5.750% due 02/15/33  350,000 353,823
5.950% due 10/01/43  100,000 96,840
6.125% due 12/15/45  200,000 196,253
6.500% due 02/01/42  100,000 103,499
a
Principal
Amount Value
Enterprise Products Operating LLC
3.125% due 07/31/29  $ 100,000 $ 91,616
4.150% due 10/16/28  50,000 48,358
4.200% due 01/31/50  450,000 361,118
4.250% due 02/15/48  25,000 20,455
4.800% due 02/01/49  50,000 44,376
5.350% due 01/31/33  100,000 100,890
5.375% due 02/15/78  300,000 280,953
6.125% due 10/15/39  115,000 121,184
6.875% due 03/01/33  150,000 166,958
EQT Corp.
5.750% due 02/01/34  250,000 247,963
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 109,195
3.250% due 11/18/49  200,000 140,043
3.950% due 05/15/43  300,000 246,740
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 44,717
2.610% due 10/15/30  250,000 219,455
2.995% due 08/16/39  50,000 38,000
3.043% due 03/01/26  150,000 145,162
3.452% due 04/15/51  200,000 144,449
4.114% due 03/01/46  65,000 53,748
4.327% due 03/19/50  300,000 252,823
Halliburton Co.
3.800% due 11/15/25  6,000 5,874
4.850% due 11/15/35  50,000 47,578
5.000% due 11/15/45  342,000 309,875
7.450% due 09/15/39  25,000 29,620
Hess Corp.
4.300% due 04/01/27  50,000 48,771
5.600% due 02/15/41  50,000 49,876
5.800% due 04/01/47  50,000 50,665
7.125% due 03/15/33  50,000 56,152
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 172,137
3.250% due 08/01/50  220,000 140,471
4.300% due 03/01/28  300,000 291,351
4.800% due 02/01/33  100,000 94,826
5.300% due 12/01/34  70,000 67,878
5.550% due 06/01/45  350,000 326,741
Marathon Oil Corp.
4.400% due 07/15/27  100,000 97,810
5.200% due 06/01/45  50,000 46,090
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 28,601
4.500% due 04/01/48  25,000 20,135
5.125% due 12/15/26  50,000 49,826
6.500% due 03/01/41  100,000 104,156
MPLX LP
2.650% due 08/15/30  45,000 38,796
4.250% due 12/01/27  250,000 242,021
4.500% due 04/15/38  30,000 26,176
4.700% due 04/15/48  45,000 37,056
4.900% due 04/15/58  15,000 12,344
4.950% due 03/14/52  200,000 169,689
5.000% due 03/01/33  500,000 477,949
5.650% due 03/01/53  75,000 70,653
NOV, Inc.
3.950% due 12/01/42  100,000 75,832
Occidental Petroleum Corp.
6.600% due 03/15/46  300,000 313,157
6.625% due 09/01/30  300,000 314,804

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ONEOK, Inc.
2.200% due 09/15/25  $ 25,000 $ 24,014
3.100% due 03/15/30  25,000 22,361
4.000% due 07/13/27  130,000 125,575
4.200% due 10/03/47  50,000 38,528
4.250% due 09/15/46  70,000 54,899
4.350% due 03/15/29  100,000 96,396
4.500% due 03/15/50  25,000 19,800
4.550% due 07/15/28  50,000 48,780
4.950% due 07/13/47  50,000 42,755
5.000% due 03/01/26  50,000 49,612
5.200% due 07/15/48  225,000 199,195
Ovintiv, Inc.
6.250% due 07/15/33  115,000 118,618
Phillips 66
1.300% due 02/15/26  20,000 18,731
3.300% due 03/15/52  100,000 65,451
4.650% due 11/15/34  200,000 186,187
Phillips 66 Co.
3.550% due 10/01/26  50,000 48,295
4.900% due 10/01/46  25,000 22,095
4.950% due 12/01/27  250,000 249,416
Pioneer Natural Resources Co.
5.100% due 03/29/26  350,000 349,385
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  150,000 146,808
4.650% due 10/15/25  100,000 98,697
4.700% due 06/15/44  50,000 41,204
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 196,728
Schlumberger Investment SA
2.650% due 06/26/30  100,000 88,054
4.500% due 05/15/28  50,000 49,234
Shell International Finance BV
2.500% due 09/12/26  50,000 47,344
2.750% due 04/06/30  85,000 75,822
2.875% due 05/10/26  100,000 96,195
2.875% due 11/26/41  200,000 142,669
3.000% due 11/26/51  200,000 131,066
3.250% due 04/06/50  100,000 69,477
3.625% due 08/21/42  100,000 78,732
3.750% due 09/12/46  50,000 38,672
4.000% due 05/10/46  100,000 80,495
4.125% due 05/11/35  263,000 241,302
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,164
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 52,815
6.800% due 05/15/38  200,000 213,596
Targa Resources Corp.
5.200% due 07/01/27  85,000 84,864
6.125% due 03/15/33  70,000 71,927
6.150% due 03/01/29  200,000 206,506
6.250% due 07/01/52  200,000 202,040
TC PipeLines LP
3.900% due 05/25/27  20,000 19,166
Teck Resources Ltd. (Canada)
3.900% due 07/15/30  250,000 232,092
TotalEnergies Capital International SA
(France)
2.829% due 01/10/30  50,000 44,850
3.127% due 05/29/50  100,000 67,479
a
Principal
Amount Value
3.461% due 07/12/49  $ 50,000 $ 36,387
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,005
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 188,789
4.250% due 05/15/28  50,000 48,365
5.100% due 03/15/49  550,000 500,061
7.625% due 01/15/39  50,000 58,356
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 22,570
4.000% due 03/15/28  50,000 47,948
4.450% due 08/01/42  150,000 130,645
Valero Energy Corp.
2.150% due 09/15/27  100,000 91,186
2.800% due 12/01/31  100,000 84,919
6.625% due 06/15/37  150,000 160,013
Western Midstream Operating LP
4.050% due 02/01/30  200,000 186,135
6.150% due 04/01/33  40,000 41,029
Williams Cos., Inc.
2.600% due 03/15/31  350,000 295,805
3.750% due 06/15/27  50,000 48,008
5.100% due 09/15/45  100,000 90,169
5.300% due 08/15/52  250,000 231,420
5.400% due 03/02/26  70,000 69,965
5.750% due 06/24/44  35,000 34,306
6.300% due 04/15/40  20,000 20,736
20,953,912
Financial - 9.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 139,976
3.300% due 01/30/32  150,000 128,929
3.875% due 01/23/28  150,000 142,193
5.100% due 01/19/29  150,000 148,603
5.750% due 06/06/28  150,000 151,625
6.450% due 04/15/27  350,000 358,115
6.500% due 07/15/25  250,000 251,981
Affiliated Managers Group, Inc.
3.500% due 08/01/25  50,000 48,916
African Development Bank (Multi-National)
0.875% due 03/23/26  400,000 373,598
0.875% due 07/22/26  116,000 107,209
Agree LP
5.625% due 06/15/34  60,000 59,413
Air Lease Corp.
2.100% due 09/01/28  300,000 263,585
3.000% due 02/01/30  100,000 88,627
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 43,965
2.950% due 03/15/34  40,000 32,413
3.375% due 08/15/31  60,000 52,935
3.550% due 03/15/52  70,000 46,972
3.950% due 01/15/27  25,000 24,167
4.000% due 02/01/50  100,000 74,298
4.500% due 07/30/29  20,000 19,294
4.750% due 04/15/35  20,000 18,667
5.150% due 04/15/53  150,000 132,050
Allstate Corp.
3.280% due 12/15/26  350,000 335,020
Ally Financial, Inc.
6.992% due 06/13/29  125,000 129,763

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
American Express Co.
3.300% due 05/03/27  $ 415,000 $ 394,929
4.050% due 12/03/42  125,000 104,416
5.098% due 02/16/28  250,000 248,931
5.282% due 07/27/29  250,000 250,547
5.850% due 11/05/27  60,000 61,475
6.489% due 10/30/31  65,000 69,319
American Financial Group, Inc.
4.500% due 06/15/47  50,000 42,994
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 61,241
American International Group, Inc.
4.375% due 06/30/50  100,000 82,905
4.800% due 07/10/45  50,000 44,651
5.125% due 03/27/33  165,000 162,625
American Tower Corp.
1.875% due 10/15/30  200,000 162,906
2.300% due 09/15/31  350,000 285,700
2.900% due 01/15/30  50,000 44,098
3.100% due 06/15/50  50,000 32,316
3.375% due 10/15/26  100,000 95,541
3.600% due 01/15/28  100,000 94,412
5.250% due 07/15/28  150,000 149,746
5.900% due 11/15/33  65,000 66,598
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 60,129
Aon Corp.
4.500% due 12/15/28  200,000 194,462
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 80,792
2.900% due 08/23/51  100,000 61,095
Aon North America, Inc.
5.150% due 03/01/29  200,000 199,519
5.450% due 03/01/34  150,000 149,398
5.750% due 03/01/54  150,000 146,840
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 183,681
ARES Capital Corp.
2.150% due 07/15/26  350,000 323,560
3.250% due 07/15/25  50,000 48,592
Arthur J Gallagher & Co.
5.500% due 03/02/33  265,000 265,824
Asian Development Bank (Multi-National)
1.000% due 04/14/26  200,000 186,886
1.250% due 06/09/28  50,000 44,155
1.750% due 08/14/26  250,000 235,099
2.625% due 01/12/27  200,000 190,346
2.750% due 01/19/28  100,000 94,115
3.125% due 09/26/28  200,000 189,741
3.750% due 04/25/28  345,000 335,585
3.875% due 09/28/32  120,000 115,256
3.875% due 06/14/33  250,000 238,766
4.000% due 01/12/33  85,000 82,070
4.125% due 01/12/27  180,000 177,696
4.250% due 01/09/26  250,000 247,453
4.375% due 03/06/29  180,000 179,469
4.500% due 08/25/28  653,000 653,111
Asian Infrastructure Investment Bank
(Multi-National)
4.000% due 01/18/28  100,000 98,077
4.125% due 01/18/29  205,000 202,291
4.250% due 03/13/34  150,000 146,610
a
Principal
Amount Value
Assurant, Inc.
4.900% due 03/27/28  $ 100,000 $ 98,491
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 60,751
Athene Holding Ltd.
3.450% due 05/15/52  100,000 64,006
3.500% due 01/15/31  20,000 17,718
6.650% due 02/01/33  100,000 105,226
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 248,798
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 163,748
2.450% due 01/15/31  105,000 89,386
3.350% due 05/15/27  25,000 23,858
4.150% due 07/01/47  50,000 40,421
AXA SA (France)
8.600% due 12/15/30  75,000 88,339
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 203,963
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 183,476
2.749% due 12/03/30  200,000 166,528
5.294% due 08/18/27  200,000 198,761
6.607% due 11/07/28  600,000 630,411
6.921% due 08/08/33  295,000 308,200
Bank of America Corp.
1.197% due 10/24/26  100,000 94,362
1.658% due 03/11/27  350,000 328,275
1.734% due 07/22/27  410,000 380,113
1.922% due 10/24/31  100,000 81,846
2.299% due 07/21/32  100,000 81,894
2.482% due 09/21/36  200,000 159,604
2.496% due 02/13/31  100,000 86,466
2.572% due 10/20/32  100,000 82,921
2.592% due 04/29/31  500,000 432,449
2.651% due 03/11/32  100,000 84,650
2.676% due 06/19/41  350,000 244,687
2.831% due 10/24/51  25,000 15,826
2.884% due 10/22/30  50,000 44,515
2.972% due 07/21/52  100,000 65,264
3.248% due 10/21/27  150,000 141,919
3.311% due 04/22/42  400,000 301,174
3.419% due 12/20/28  169,000 158,963
3.483% due 03/13/52  100,000 71,841
3.500% due 04/19/26  150,000 145,460
3.593% due 07/21/28  100,000 95,208
3.824% due 01/20/28  300,000 289,223
3.875% due 08/01/25  100,000 98,504
3.946% due 01/23/49  100,000 78,989
3.970% due 03/05/29  100,000 95,639
4.078% due 04/23/40  200,000 170,036
4.083% due 03/20/51  350,000 279,729
4.183% due 11/25/27  100,000 96,576
4.450% due 03/03/26  85,000 83,636
4.750% due 04/21/45  85,000 75,822
5.015% due 07/22/33  250,000 244,464
5.080% due 01/20/27  800,000 795,422
5.202% due 04/25/29  200,000 199,732
5.288% due 04/25/34  200,000 198,019
5.819% due 09/15/29  200,000 204,225
5.872% due 09/15/34  200,000 205,818
6.110% due 01/29/37  250,000 259,895

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.204% due 11/10/28  $ 65,000 $ 66,961
7.750% due 05/14/38  200,000 237,961
Bank of America NA
5.650% due 08/18/25  250,000 250,833
Bank of Montreal (Canada)
0.949% due 01/22/27  100,000 93,414
5.300% due 06/05/26  150,000 149,928
5.370% due 06/04/27  350,000 351,588
5.920% due 09/25/25  100,000 100,492
Bank of New York Mellon Corp.
2.800% due 05/04/26  50,000 48,020
3.000% due 10/30/28  55,000 50,556
4.706% due 02/01/34  130,000 124,407
5.802% due 10/25/28  500,000 509,620
6.474% due 10/25/34  200,000 215,802
Bank of Nova Scotia (Canada)
1.300% due 09/15/26  50,000 45,857
2.450% due 02/02/32  100,000 82,507
4.588% due 05/04/37  40,000 36,045
4.750% due 02/02/26  240,000 237,582
5.650% due 02/01/34  450,000 457,427
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 170,031
2.894% due 11/24/32  200,000 165,516
3.330% due 11/24/42  200,000 143,709
4.337% due 01/10/28  300,000 288,861
4.375% due 01/12/26  200,000 196,719
4.950% due 01/10/47  200,000 178,496
5.690% due 03/12/30  200,000 200,598
5.829% due 05/09/27  400,000 400,779
6.490% due 09/13/29  200,000 207,098
7.385% due 11/02/28  200,000 210,806
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 65,820
2.500% due 01/15/51  410,000 246,754
2.850% due 10/15/50  90,000 57,929
3.850% due 03/15/52  200,000 154,752
4.300% due 05/15/43  200,000 175,152
5.750% due 01/15/40  25,000 26,584
BGC Group, Inc.
6.600% due 06/10/29 ~ 75,000 74,662
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 119,113
BlackRock, Inc.
1.900% due 01/28/31  15,000 12,431
2.100% due 02/25/32  100,000 81,471
2.400% due 04/30/30  45,000 39,303
3.200% due 03/15/27  56,000 53,806
3.250% due 04/30/29  60,000 55,920
4.750% due 05/25/33  115,000 112,823
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 91,485
3.250% due 03/15/27  150,000 138,528
7.050% due 09/29/25  50,000 50,500
Blackstone Secured Lending Fund
2.750% due 09/16/26  100,000 92,602
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 88,489
3.750% due 07/22/25  100,000 97,518
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 25,000 24,671
7.950% due 06/13/28  100,000 103,433
a
Principal
Amount Value
Boston Properties LP
2.450% due 10/01/33  $ 50,000 $ 37,068
2.550% due 04/01/32  250,000 195,066
3.250% due 01/30/31  150,000 126,871
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 95,047
4.700% due 06/22/47  50,000 38,844
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 41,167
4.050% due 07/01/30  10,000 9,284
4.125% due 06/15/26  50,000 48,708
5.500% due 02/15/34  70,000 68,831
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 257,213
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 34,616
4.700% due 09/20/47  50,000 42,398
4.850% due 03/29/29  100,000 98,292
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 31,972
4.500% due 03/15/29  50,000 48,304
4.950% due 03/17/52  200,000 170,365
Camden Property Trust
3.150% due 07/01/29  30,000 27,352
4.100% due 10/15/28  20,000 19,211
4.900% due 01/15/34  100,000 95,725
Canadian Imperial Bank of Commerce
(Canada)
0.950% due 10/23/25  20,000 18,884
1.250% due 06/22/26  100,000 92,577
3.600% due 04/07/32  45,000 39,882
5.001% due 04/28/28  100,000 99,312
5.237% due 06/28/27  150,000 149,804
5.260% due 04/08/29  65,000 64,893
Capital One Financial Corp.
1.878% due 11/02/27  100,000 91,718
2.618% due 11/02/32  100,000 81,402
3.750% due 03/09/27  50,000 48,035
3.800% due 01/31/28  200,000 190,206
4.927% due 05/10/28  100,000 98,608
4.985% due 07/24/26  100,000 99,153
5.468% due 02/01/29  65,000 64,723
5.700% due 02/01/30  500,000 502,499
6.312% due 06/08/29  65,000 66,527
CBRE Services, Inc.
4.875% due 03/01/26  100,000 98,838
Charles Schwab Corp.
0.900% due 03/11/26  135,000 125,246
1.150% due 05/13/26  75,000 69,390
1.950% due 12/01/31  100,000 80,066
2.300% due 05/13/31  150,000 125,865
2.450% due 03/03/27  250,000 233,243
3.200% due 03/02/27  100,000 95,208
6.136% due 08/24/34  100,000 104,173
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 203,943
2.850% due 12/15/51  25,000 16,423
3.050% due 12/15/61  10,000 6,342
4.150% due 03/13/43  25,000 21,293
5.000% due 03/15/34  95,000 94,100
Citibank NA
5.803% due 09/29/28  250,000 256,909

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Citigroup, Inc.
1.122% due 01/28/27  $ 400,000 $ 373,196
1.462% due 06/09/27  100,000 92,717
2.520% due 11/03/32  70,000 57,539
2.561% due 05/01/32  55,000 45,855
2.666% due 01/29/31  150,000 130,673
2.904% due 11/03/42  50,000 34,900
2.976% due 11/05/30  100,000 89,101
3.057% due 01/25/33  135,000 114,711
3.070% due 02/24/28  650,000 613,549
3.400% due 05/01/26  100,000 96,640
3.520% due 10/27/28  100,000 94,552
3.668% due 07/24/28  100,000 95,352
3.785% due 03/17/33  450,000 401,093
3.878% due 01/24/39  100,000 83,833
3.887% due 01/10/28  100,000 96,553
4.125% due 07/25/28  100,000 96,026
4.300% due 11/20/26  100,000 97,573
4.750% due 05/18/46  50,000 42,937
5.174% due 02/13/30  400,000 397,751
5.300% due 05/06/44  400,000 373,134
5.449% due 06/11/35  150,000 148,881
5.827% due 02/13/35  250,000 247,502
6.125% due 08/25/36  100,000 102,404
6.174% due 05/25/34  115,000 117,015
6.270% due 11/17/33  235,000 246,235
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 124,634
6.645% due 04/25/35  190,000 196,485
CME Group, Inc.
3.750% due 06/15/28  100,000 96,349
4.150% due 06/15/48  50,000 42,297
CNA Financial Corp.
3.450% due 08/15/27  100,000 94,794
4.500% due 03/01/26  50,000 49,254
Comerica Bank
4.000% due 07/27/25  250,000 244,495
Commonwealth Bank of Australia (Australia)
5.499% due 09/12/25  250,000 250,975
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 248,231
5.250% due 05/24/41  200,000 197,593
COPT Defense Properties LP
2.250% due 03/15/26  35,000 33,061
2.900% due 12/01/33  65,000 51,222
Corebridge Financial, Inc.
3.650% due 04/05/27  500,000 478,673
Corp Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 185,812
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 242,095
3.750% due 05/25/26  300,000 293,989
Crown Castle, Inc.
2.100% due 04/01/31  200,000 162,035
2.900% due 04/01/41  500,000 346,384
3.650% due 09/01/27  35,000 33,278
3.700% due 06/15/26  35,000 33,841
3.800% due 02/15/28  50,000 47,392
4.000% due 03/01/27  40,000 38,652
4.300% due 02/15/29  60,000 57,342
4.450% due 02/15/26  35,000 34,408
4.750% due 05/15/47  25,000 21,344
a
Principal
Amount Value
5.000% due 01/11/28  $ 35,000 $ 34,588
CubeSmart LP
2.000% due 02/15/31  15,000 12,160
3.125% due 09/01/26  50,000 47,671
Deutsche Bank AG (Germany)
2.129% due 11/24/26  350,000 332,262
2.552% due 01/07/28  150,000 138,747
3.547% due 09/18/31  500,000 440,368
7.146% due 07/13/27  150,000 153,683
Digital Realty Trust LP
3.700% due 08/15/27  50,000 47,750
4.450% due 07/15/28  100,000 96,962
Discover Bank
3.450% due 07/27/26  250,000 238,826
DOC DR LLC
2.625% due 11/01/31  50,000 41,491
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,039
EPR Properties
3.600% due 11/15/31  30,000 25,026
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 54,932
Equinix, Inc.
2.000% due 05/15/28  35,000 31,012
2.150% due 07/15/30  350,000 293,589
2.500% due 05/15/31  100,000 83,816
3.400% due 02/15/52  10,000 6,863
Equitable Holdings, Inc.
4.350% due 04/20/28  300,000 290,131
ERP Operating LP
2.850% due 11/01/26  70,000 66,398
3.500% due 03/01/28  100,000 94,896
4.500% due 06/01/45  75,000 62,892
Essex Portfolio LP
2.550% due 06/15/31  65,000 54,288
2.650% due 03/15/32  30,000 24,884
3.375% due 04/15/26  50,000 48,309
4.000% due 03/01/29  25,000 23,629
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 128,167
4.250% due 03/13/34  200,000 196,085
4.375% due 03/09/28  120,000 119,321
European Investment Bank (Multi-National)
0.375% due 03/26/26  300,000 277,887
0.625% due 10/21/27  250,000 220,146
0.750% due 10/26/26  83,000 75,898
1.250% due 02/14/31  300,000 246,138
1.375% due 03/15/27  350,000 321,244
1.625% due 10/09/29  195,000 169,619
2.750% due 08/15/25  600,000 584,853
3.625% due 07/15/30  160,000 153,218
3.750% due 02/14/33  325,000 309,065
3.875% due 03/15/28  400,000 391,135
4.000% due 02/15/29  135,000 132,455
4.375% due 03/19/27  130,000 129,134
4.500% due 10/16/28  100,000 100,107
Extra Space Storage LP
3.900% due 04/01/29  220,000 207,331
4.000% due 06/15/29  100,000 93,823
F&G Annuities & Life, Inc.
6.500% due 06/04/29  25,000 24,929

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  $ 150,000 $ 148,056
6.100% due 03/15/55 ~ 100,000 96,681
Federal Realty OP LP
1.250% due 02/15/26  300,000 280,132
4.500% due 12/01/44  50,000 40,471
Fidelity National Financial, Inc.
3.400% due 06/15/30  200,000 177,602
4.500% due 08/15/28  50,000 48,415
Fifth Third Bancorp
1.707% due 11/01/27  155,000 142,164
2.550% due 05/05/27  60,000 55,596
6.339% due 07/27/29  245,000 251,208
8.250% due 03/01/38  25,000 29,584
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 90,300
3.250% due 07/15/27  50,000 45,310
Globe Life, Inc.
4.550% due 09/15/28  50,000 47,649
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 42,068
4.000% due 01/15/31  50,000 44,866
5.375% due 04/15/26  50,000 49,630
5.750% due 06/01/28  25,000 25,032
Goldman Sachs Bank USA
5.283% due 03/18/27  250,000 249,269
5.414% due 05/21/27  100,000 99,868
Goldman Sachs Group, Inc.
1.093% due 12/09/26  290,000 271,188
1.431% due 03/09/27  80,000 74,678
1.542% due 09/10/27  100,000 91,869
1.948% due 10/21/27  250,000 230,909
2.383% due 07/21/32  70,000 57,507
2.615% due 04/22/32  70,000 58,881
2.640% due 02/24/28  250,000 233,226
2.908% due 07/21/42  60,000 42,164
3.210% due 04/22/42  60,000 44,393
3.436% due 02/24/43  450,000 340,089
3.500% due 11/16/26  100,000 96,002
3.615% due 03/15/28  200,000 191,280
3.750% due 02/25/26  60,000 58,478
3.800% due 03/15/30  250,000 233,827
3.814% due 04/23/29  150,000 142,362
3.850% due 01/26/27  160,000 154,653
4.017% due 10/31/38  100,000 85,094
4.223% due 05/01/29  200,000 192,573
4.411% due 04/23/39  450,000 398,174
4.482% due 08/23/28  500,000 488,780
4.750% due 10/21/45  100,000 89,851
5.727% due 04/25/30  120,000 122,158
6.561% due 10/24/34  200,000 215,098
6.750% due 10/01/37  200,000 215,905
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 55,207
Hartford Financial Services Group, Inc.
2.900% due 09/15/51  100,000 63,008
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 19,710
3.100% due 02/15/30  50,000 43,745
Healthpeak OP LLC
2.875% due 01/15/31  200,000 172,697
3.000% due 01/15/30  100,000 88,779
a
Principal
Amount Value
Hercules Capital, Inc.
3.375% due 01/20/27  $ 35,000 $ 32,420
Highwoods Realty LP
4.125% due 03/15/28  20,000 18,703
4.200% due 04/15/29  50,000 45,850
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 22,320
3.500% due 09/15/30  100,000 88,398
5.700% due 07/01/34  35,000 34,418
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 208,977
2.804% due 05/24/32  200,000 167,432
2.848% due 06/04/31  200,000 172,949
3.973% due 05/22/30  290,000 271,166
4.250% due 08/18/25  200,000 196,495
4.375% due 11/23/26  200,000 194,951
4.762% due 03/29/33  300,000 278,446
5.546% due 03/04/30  200,000 200,425
5.597% due 05/17/28  215,000 215,896
5.733% due 05/17/32  200,000 200,568
5.887% due 08/14/27  250,000 251,935
6.254% due 03/09/34  200,000 208,358
6.332% due 03/09/44  200,000 209,356
6.547% due 06/20/34  350,000 361,666
6.800% due 06/01/38  150,000 159,163
7.336% due 11/03/26  200,000 204,356
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 66,397
5.709% due 02/02/35  200,000 196,991
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 184,967
4.550% due 10/02/28  200,000 194,841
6.083% due 09/11/27  200,000 202,310
Inter-American Development Bank
(Multi-National)
0.625% due 07/15/25  700,000 668,239
0.875% due 04/20/26  250,000 232,934
1.125% due 07/20/28  300,000 262,859
1.125% due 01/13/31  150,000 121,730
2.000% due 06/02/26  150,000 142,180
2.000% due 07/23/26  100,000 94,624
3.200% due 08/07/42  100,000 80,183
3.500% due 09/14/29  200,000 191,170
4.000% due 01/12/28  100,000 98,189
4.125% due 02/15/29  160,000 157,855
4.375% due 02/01/27  100,000 99,318
4.500% due 09/13/33  200,000 199,987
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 146,915
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 50,339
2.650% due 09/15/40  65,000 45,154
3.000% due 09/15/60  65,000 38,740
3.100% due 09/15/27  100,000 93,945
5.200% due 06/15/62  350,000 326,707
5.250% due 06/15/31  55,000 55,378
International Bank for Reconstruction &
Development (Multi-National)
0.375% due 07/28/25  350,000 332,883
0.500% due 10/28/25  200,000 188,551
0.750% due 11/24/27  195,000 171,800
0.875% due 05/14/30  350,000 285,895

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.125% due 09/13/28  $ 160,000 $ 139,638
1.375% due 04/20/28  250,000 222,722
1.625% due 11/03/31  190,000 156,777
1.750% due 10/23/29  100,000 87,329
2.500% due 03/29/32  200,000 174,958
3.125% due 11/20/25  50,000 48,759
3.125% due 06/15/27  600,000 575,879
3.500% due 07/12/28  260,000 250,660
3.625% due 09/21/29  250,000 240,451
3.875% due 02/14/30  200,000 194,339
4.000% due 07/25/30  180,000 175,809
4.000% due 01/10/31  500,000 487,212
4.750% due 04/10/26  450,000 449,317
International Finance Corp. (Multi-National)
due 07/02/29 # 200,000 200,142
0.750% due 10/08/26  100,000 91,598
0.750% due 08/27/30  250,000 200,898
3.625% due 09/15/25  67,000 65,877
4.375% due 01/15/27  65,000 64,560
Invesco Finance PLC
5.375% due 11/30/43  200,000 190,678
Invitation Homes Operating Partnership LP
2.000% due 08/15/31  300,000 238,330
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 54,851
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 80,747
2.750% due 10/15/32  40,000 31,986
5.875% due 07/21/28  200,000 202,079
JPMorgan Chase & Co.
1.045% due 11/19/26  100,000 93,974
1.470% due 09/22/27  75,000 68,901
1.578% due 04/22/27  65,000 60,682
1.764% due 11/19/31  100,000 81,379
2.069% due 06/01/29  140,000 124,575
2.182% due 06/01/28  650,000 596,642
2.525% due 11/19/41  100,000 68,171
2.545% due 11/08/32  375,000 312,383
2.580% due 04/22/32  75,000 63,372
2.739% due 10/15/30  75,000 66,382
2.947% due 02/24/28  60,000 56,526
2.956% due 05/13/31  65,000 56,990
2.963% due 01/25/33  100,000 85,296
3.109% due 04/22/51  250,000 170,347
3.157% due 04/22/42  300,000 223,381
3.200% due 06/15/26  100,000 96,312
3.328% due 04/22/52  70,000 49,279
3.509% due 01/23/29  185,000 175,020
3.540% due 05/01/28  100,000 95,464
3.702% due 05/06/30  150,000 140,295
3.882% due 07/24/38  150,000 128,676
3.964% due 11/15/48  100,000 79,508
4.032% due 07/24/48  150,000 120,882
4.452% due 12/05/29  150,000 145,658
4.851% due 07/25/28  500,000 494,998
4.912% due 07/25/33  500,000 485,810
5.012% due 01/23/30  100,000 99,253
5.040% due 01/23/28  1,000,000 994,780
5.336% due 01/23/35  95,000 94,472
5.350% due 06/01/34  105,000 104,592
5.500% due 10/15/40  100,000 100,478
5.581% due 04/22/30  110,000 111,768
5.600% due 07/15/41  100,000 101,771
a
Principal
Amount Value
5.717% due 09/14/33  $ 190,000 $ 192,719
6.254% due 10/23/34  100,000 106,116
6.400% due 05/15/38  300,000 331,944
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 350,006
KeyBank NA
5.850% due 11/15/27  250,000 249,258
KeyCorp
2.250% due 04/06/27  350,000 318,206
4.150% due 10/29/25  30,000 29,343
Kilroy Realty LP
6.250% due 01/15/36  35,000 33,249
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 56,207
3.700% due 10/01/49  25,000 18,196
4.125% due 12/01/46  50,000 38,314
Kite Realty Group Trust
4.750% due 09/15/30  25,000 23,894
Kreditanstalt fuer Wiederaufbau (Germany)
0.375% due 07/18/25  250,000 238,154
0.625% due 01/22/26  730,000 683,536
1.750% due 09/14/29  100,000 87,712
3.000% due 05/20/27  200,000 191,290
3.625% due 04/01/26  155,000 151,824
3.750% due 02/15/28  440,000 428,955
3.875% due 06/15/28  500,000 488,867
4.250% due 06/29/37  200,000 109,900
4.375% due 03/01/27  130,000 129,094
4.375% due 02/28/34  260,000 258,100
4.750% due 10/29/30  200,000 203,679
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 161,789
1.750% due 07/27/26  100,000 94,092
5.000% due 10/24/33  250,000 259,385
Lazard Group LLC
3.625% due 03/01/27  50,000 47,872
4.375% due 03/11/29  50,000 47,877
Legg Mason, Inc.
4.750% due 03/15/26  50,000 49,718
Lincoln National Corp.
3.625% due 12/12/26  150,000 143,584
3.800% due 03/01/28  35,000 33,493
4.350% due 03/01/48  25,000 19,061
Lloyds Banking Group PLC (United
Kingdom)
3.750% due 03/18/28  200,000 191,332
4.582% due 12/10/25  200,000 196,423
5.462% due 01/05/28  200,000 199,646
5.679% due 01/05/35  200,000 199,315
5.721% due 06/05/30  200,000 201,709
5.985% due 08/07/27  220,000 221,371
LPL Holdings, Inc.
6.000% due 05/20/34  100,000 99,911
LXP Industrial Trust
2.375% due 10/01/31  70,000 55,950
M&T Bank Corp.
4.553% due 08/16/28  65,000 62,310
Main Street Capital Corp.
3.000% due 07/14/26  100,000 93,644
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  300,000 294,641
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 91,286

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.150% due 03/04/26  $ 50,000 $ 48,953
5.375% due 03/04/46  50,000 48,192
Markel Group, Inc.
3.450% due 05/07/52  70,000 47,032
3.500% due 11/01/27  50,000 47,429
5.000% due 05/20/49  30,000 26,559
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 37,343
3.750% due 03/14/26  100,000 97,674
4.200% due 03/01/48  100,000 81,366
4.375% due 03/15/29  70,000 68,426
5.400% due 09/15/33  100,000 102,096
5.750% due 11/01/32  100,000 104,254
Mastercard, Inc.
1.900% due 03/15/31  100,000 83,709
2.000% due 11/18/31  200,000 164,454
2.950% due 11/21/26  50,000 47,743
2.950% due 06/01/29  50,000 45,975
2.950% due 03/15/51  45,000 29,848
3.650% due 06/01/49  50,000 38,078
3.800% due 11/21/46  50,000 39,686
3.950% due 02/26/48  15,000 12,175
MetLife, Inc.
4.550% due 03/23/30  350,000 343,996
5.700% due 06/15/35  100,000 102,772
5.875% due 02/06/41  200,000 204,755
6.375% due 06/15/34  100,000 107,779
Mid-America Apartments LP
3.600% due 06/01/27  100,000 95,931
3.950% due 03/15/29  25,000 23,929
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.640% due 10/13/27  200,000 184,215
2.048% due 07/17/30  200,000 167,141
2.852% due 01/19/33  200,000 169,128
3.677% due 02/22/27  100,000 96,526
3.850% due 03/01/26  200,000 195,071
3.961% due 03/02/28  50,000 48,158
4.050% due 09/11/28  150,000 144,899
5.258% due 04/17/30  200,000 199,586
5.426% due 04/17/35  200,000 199,262
5.441% due 02/22/34  200,000 201,806
5.475% due 02/22/31  200,000 202,113
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 166,926
3.261% due 05/22/30  200,000 182,114
3.663% due 02/28/27  200,000 192,176
5.754% due 05/27/34  250,000 253,468
5.778% due 07/06/29  200,000 202,740
Morgan Stanley
1.512% due 07/20/27  100,000 92,467
1.593% due 05/04/27  145,000 135,237
1.794% due 02/13/32  65,000 52,189
2.239% due 07/21/32  100,000 81,725
2.475% due 01/21/28  170,000 158,551
2.484% due 09/16/36  100,000 79,151
2.699% due 01/22/31  445,000 390,228
2.802% due 01/25/52  400,000 252,152
2.943% due 01/21/33  135,000 114,789
3.125% due 07/27/26  70,000 66,938
3.217% due 04/22/42  55,000 41,197
3.591% due 07/22/28 § 100,000 95,118
3.622% due 04/01/31  200,000 183,591
a
Principal
Amount Value
3.625% due 01/20/27  $ 300,000 $ 289,317
4.300% due 01/27/45  100,000 84,820
4.350% due 09/08/26  90,000 88,048
4.431% due 01/23/30  95,000 91,923
4.457% due 04/22/39  150,000 134,160
5.050% due 01/28/27  560,000 557,014
5.123% due 02/01/29  250,000 249,082
5.164% due 04/20/29  155,000 154,532
5.173% due 01/16/30  120,000 119,726
5.250% due 04/21/34  180,000 177,267
5.449% due 07/20/29  145,000 145,921
5.597% due 03/24/51  100,000 101,219
5.656% due 04/18/30  165,000 167,834
5.942% due 02/07/39  235,000 232,532
5.948% due 01/19/38  300,000 298,421
6.342% due 10/18/33  325,000 345,156
6.407% due 11/01/29  145,000 151,326
7.250% due 04/01/32  100,000 113,441
Morgan Stanley Bank NA
5.504% due 05/26/28  250,000 251,758
Nasdaq, Inc.
1.650% due 01/15/31  150,000 120,515
2.500% due 12/21/40  150,000 97,950
National Australia Bank Ltd. (Australia)
4.750% due 12/10/25  250,000 248,613
4.787% due 01/10/29  250,000 248,619
National Bank of Canada (Canada)
due 07/02/27 # 250,000 250,001
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 293,181
3.073% due 05/22/28  200,000 187,225
7.472% due 11/10/26  300,000 306,679
NNN REIT, Inc.
4.300% due 10/15/28  35,000 33,748
5.600% due 10/15/33  125,000 124,450
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 92,460
1.851% due 07/16/25  200,000 192,196
2.329% due 01/22/27  300,000 277,424
Nordic Investment Bank (Multi-National)
0.500% due 01/21/26  300,000 280,260
4.250% due 02/28/29  200,000 198,155
Northern Trust Corp.
1.950% due 05/01/30  75,000 63,715
3.375% due 05/08/32  63,000 59,538
3.650% due 08/03/28  50,000 47,788
4.000% due 05/10/27  35,000 34,175
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 45,416
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25  90,000 85,114
4.125% due 01/18/29  50,000 49,250
4.250% due 03/01/28  35,000 34,619
4.625% due 11/03/25  70,000 69,608
4.750% due 05/21/27  250,000 250,853
Old Republic International Corp.
3.850% due 06/11/51  55,000 38,851
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 48,407
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 47,881
4.000% due 04/13/32  100,000 92,588

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Piedmont Operating Partnership LP
2.750% due 04/01/32  $ 35,000 $ 25,688
9.250% due 07/20/28  200,000 213,480
PNC Bank NA
4.050% due 07/26/28  350,000 332,854
PNC Financial Services Group, Inc.
2.550% due 01/22/30  350,000 307,167
5.068% due 01/24/34  40,000 38,676
5.582% due 06/12/29  120,000 121,347
5.676% due 01/22/35  250,000 251,441
5.939% due 08/18/34  200,000 205,110
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 23,340
4.625% due 09/15/42  100,000 88,727
5.375% due 03/15/33  30,000 29,972
Progressive Corp.
2.500% due 03/15/27  40,000 37,459
3.000% due 03/15/32  50,000 43,413
3.700% due 03/15/52  175,000 130,908
4.000% due 03/01/29  25,000 23,964
4.125% due 04/15/47  100,000 82,348
Prologis LP
1.250% due 10/15/30  55,000 43,907
1.625% due 03/15/31  100,000 80,231
1.750% due 02/01/31  20,000 16,230
2.125% due 04/15/27  25,000 23,095
2.125% due 10/15/50  40,000 21,266
2.250% due 04/15/30  30,000 25,817
2.250% due 01/15/32  50,000 40,872
2.875% due 11/15/29  40,000 36,004
3.000% due 04/15/50  25,000 16,174
3.375% due 12/15/27  60,000 56,924
4.375% due 02/01/29  15,000 14,624
4.875% due 06/15/28  200,000 199,099
Prudential Financial, Inc.
1.500% due 03/10/26  20,000 18,817
2.100% due 03/10/30  15,000 12,845
3.000% due 03/10/40  25,000 18,517
3.700% due 10/01/50  175,000 152,511
3.700% due 03/13/51  150,000 108,890
3.935% due 12/07/49  132,000 100,173
4.350% due 02/25/50  50,000 40,772
6.625% due 06/21/40  50,000 55,123
Public Storage Operating Co.
0.875% due 02/15/26  50,000 46,665
1.500% due 11/09/26  50,000 46,052
2.300% due 05/01/31  250,000 210,361
3.094% due 09/15/27  30,000 28,284
Radian Group, Inc.
6.200% due 05/15/29  30,000 30,307
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 90,092
Realty Income Corp.
1.800% due 03/15/33  50,000 37,659
2.200% due 06/15/28  35,000 31,333
2.850% due 12/15/32  30,000 24,740
3.000% due 01/15/27  50,000 47,384
3.400% due 01/15/30  50,000 45,556
4.625% due 11/01/25  50,000 49,422
4.850% due 03/15/30  65,000 63,740
4.875% due 06/01/26  25,000 24,786
4.900% due 07/15/33  200,000 191,307
a
Principal
Amount Value
Regency Centers LP
3.600% due 02/01/27  $ 30,000 $ 28,808
3.700% due 06/15/30  35,000 32,257
4.400% due 02/01/47  35,000 28,313
Regions Financial Corp.
1.800% due 08/12/28  300,000 259,260
Reinsurance Group of America, Inc.
3.950% due 09/15/26  60,000 58,365
6.000% due 09/15/33  50,000 51,092
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 28,477
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 46,098
2.050% due 01/21/27  100,000 92,918
3.625% due 05/04/27  150,000 143,996
4.650% due 01/27/26  200,000 197,295
4.900% due 01/12/28  150,000 148,889
4.950% due 02/01/29  200,000 199,131
5.200% due 07/20/26  250,000 249,744
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 64,535
4.400% due 07/13/27  145,000 140,159
6.124% due 05/31/27  125,000 125,556
6.565% due 06/12/29  100,000 102,382
Santander UK Group Holdings PLC (United
Kingdom)
1.532% due 08/21/26  200,000 190,387
2.896% due 03/15/32  200,000 168,526
Simon Property Group LP
1.375% due 01/15/27  300,000 273,834
2.450% due 09/13/29  100,000 87,894
2.650% due 07/15/30  100,000 87,143
3.250% due 11/30/26  50,000 47,770
3.250% due 09/13/49  100,000 67,078
3.375% due 06/15/27  100,000 95,439
4.250% due 11/30/46  50,000 40,297
Store Capital LLC
4.500% due 03/15/28  150,000 142,840
Sumitomo Mitsui Financial Group, Inc.
(Japan)
0.948% due 01/12/26  200,000 186,969
1.710% due 01/12/31  200,000 160,429
1.902% due 09/17/28  250,000 219,168
2.296% due 01/12/41  200,000 133,795
3.010% due 10/19/26  200,000 190,069
3.202% due 09/17/29  150,000 136,210
3.364% due 07/12/27  150,000 142,439
3.784% due 03/09/26  100,000 97,402
5.766% due 01/13/33  200,000 205,518
5.800% due 07/13/28  250,000 255,394
Sun Communities Operating LP
2.300% due 11/01/28  65,000 57,184
5.700% due 01/15/33  100,000 98,637
Synchrony Financial
3.700% due 08/04/26  50,000 47,741
3.950% due 12/01/27  100,000 93,435
Tanger Properties LP
3.875% due 07/15/27  50,000 47,430
Toronto-Dominion Bank (Canada)
0.750% due 01/06/26  200,000 186,920
1.200% due 06/03/26  100,000 92,654
4.693% due 09/15/27  200,000 197,080
4.980% due 04/05/27  100,000 99,497

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.994% due 04/05/29  $ 100,000 $ 99,179
5.103% due 01/09/26  100,000 99,675
5.156% due 01/10/28  500,000 499,629
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 33,535
5.450% due 05/25/53  100,000 100,183
6.250% due 06/15/37  125,000 135,007
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 109,579
Truist Financial Corp.
1.125% due 08/03/27  100,000 88,306
1.200% due 08/05/25  135,000 128,646
1.267% due 03/02/27  120,000 111,644
1.887% due 06/07/29  125,000 109,463
1.950% due 06/05/30  135,000 111,778
4.873% due 01/26/29  40,000 39,243
4.916% due 07/28/33  100,000 92,597
5.435% due 01/24/30  110,000 109,735
5.867% due 06/08/34  200,000 201,622
7.161% due 10/30/29  55,000 58,417
U.S. Bancorp
1.375% due 07/22/30  150,000 120,889
2.491% due 11/03/36  200,000 157,525
4.548% due 07/22/28  100,000 97,780
4.839% due 02/01/34  200,000 189,698
5.775% due 06/12/29  250,000 253,852
5.850% due 10/21/33  30,000 30,483
6.787% due 10/26/27  350,000 360,460
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 297,623
5.800% due 09/11/25  200,000 200,789
UDR, Inc.
2.100% due 06/15/33  100,000 76,343
3.100% due 11/01/34  50,000 40,382
3.200% due 01/15/30  50,000 45,202
4.400% due 01/26/29  25,000 24,116
Unum Group
4.000% due 06/15/29  70,000 66,029
4.125% due 06/15/51  100,000 73,508
Ventas Realty LP
3.000% due 01/15/30  50,000 44,169
3.250% due 10/15/26  100,000 95,102
4.000% due 03/01/28  50,000 47,738
4.125% due 01/15/26  31,000 30,307
Visa, Inc.
1.100% due 02/15/31  200,000 159,324
1.900% due 04/15/27  250,000 230,856
2.050% due 04/15/30  300,000 257,720
3.650% due 09/15/47  25,000 19,402
4.150% due 12/14/35  30,000 28,019
4.300% due 12/14/45  100,000 86,802
Voya Financial, Inc.
3.650% due 06/15/26  50,000 48,281
4.800% due 06/15/46  30,000 25,547
W R Berkley Corp.
4.000% due 05/12/50  115,000 88,432
Wachovia Corp.
5.500% due 08/01/35  200,000 197,392
Wells Fargo & Co.
2.393% due 06/02/28  500,000 460,608
3.000% due 04/22/26  150,000 143,887
3.000% due 10/23/26  150,000 142,520
3.068% due 04/30/41  500,000 366,855
a
Principal
Amount Value
3.196% due 06/17/27  $ 260,000 $ 248,999
3.526% due 03/24/28  355,000 338,677
4.150% due 01/24/29  200,000 192,349
4.478% due 04/04/31  200,000 191,547
4.540% due 08/15/26  100,000 98,787
4.808% due 07/25/28  65,000 64,118
4.897% due 07/25/33  65,000 62,543
5.013% due 04/04/51  250,000 227,887
5.198% due 01/23/30  140,000 139,440
5.389% due 04/24/34  330,000 326,358
5.499% due 01/23/35  140,000 139,566
5.557% due 07/25/34  160,000 159,943
5.574% due 07/25/29  365,000 368,378
5.606% due 01/15/44  100,000 96,023
5.707% due 04/22/28  350,000 353,109
6.491% due 10/23/34  180,000 191,964
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 250,799
6.600% due 01/15/38  100,000 109,766
Welltower OP LLC
2.050% due 01/15/29  60,000 52,442
2.750% due 01/15/31  145,000 124,989
2.750% due 01/15/32  50,000 42,128
2.800% due 06/01/31  100,000 85,395
4.125% due 03/15/29  100,000 95,631
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 88,429
2.150% due 06/03/31  100,000 83,671
2.700% due 08/19/26  150,000 142,773
2.963% due 11/16/40  200,000 140,277
3.400% due 01/25/28  100,000 95,143
4.043% due 08/26/27  100,000 97,584
4.110% due 07/24/34  65,000 60,091
4.421% due 07/24/39  45,000 39,753
5.457% due 11/18/27  100,000 101,557
5.535% due 11/17/28  250,000 255,808
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 94,086
7.375% due 03/15/32  100,000 111,841
Willis North America, Inc.
2.950% due 09/15/29  75,000 67,222
3.875% due 09/15/49  35,000 25,233
4.650% due 06/15/27  100,000 98,296
5.900% due 03/05/54  50,000 48,501
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 46,290
115,763,498
Industrial - 1.9%
3M Co.
2.875% due 10/15/27  100,000 93,414
3.250% due 08/26/49  200,000 135,499
4.000% due 09/14/48  250,000 198,762
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 47,397
5.600% due 05/29/34  100,000 100,107
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 65,758
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 54,655
Amphenol Corp.
2.200% due 09/15/31  60,000 49,282
4.350% due 06/01/29  50,000 48,503

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Arrow Electronics, Inc.
3.875% due 01/12/28  $ 25,000 $ 23,686
5.875% due 04/10/34  65,000 64,379
Avnet, Inc.
4.625% due 04/15/26  25,000 24,593
6.250% due 03/15/28  100,000 102,700
Berry Global, Inc.
1.570% due 01/15/26  200,000 187,991
Boeing Co.
2.196% due 02/04/26  500,000 470,172
2.750% due 02/01/26  50,000 47,537
2.950% due 02/01/30  100,000 85,655
3.200% due 03/01/29  200,000 177,521
3.250% due 02/01/28  50,000 45,805
3.250% due 03/01/28  25,000 22,807
3.550% due 03/01/38  15,000 10,867
3.625% due 02/01/31  30,000 26,270
3.625% due 03/01/48  10,000 6,415
3.750% due 02/01/50  100,000 65,495
3.825% due 03/01/59  50,000 31,601
3.850% due 11/01/48  35,000 23,184
5.150% due 05/01/30  150,000 144,087
5.705% due 05/01/40  200,000 184,498
5.805% due 05/01/50  400,000 360,744
5.875% due 02/15/40  50,000 46,957
5.930% due 05/01/60  150,000 134,200
6.528% due 05/01/34 ~ 65,000 66,587
7.008% due 05/01/64 ~ 100,000 102,463
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 132,351
3.300% due 09/15/51  200,000 139,252
3.550% due 02/15/50  150,000 110,467
3.650% due 09/01/25  50,000 49,088
4.125% due 06/15/47  50,000 41,012
4.450% due 01/15/53  300,000 255,280
4.700% due 09/01/45  50,000 44,768
5.200% due 04/15/54  60,000 57,525
5.750% due 05/01/40  100,000 102,730
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 92,339
6.200% due 06/01/36  50,000 54,151
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 182,107
3.100% due 12/02/51  200,000 132,952
4.000% due 06/01/28  35,000 33,797
4.800% due 09/15/35  20,000 19,056
4.950% due 08/15/45  100,000 91,430
6.125% due 09/15/15  30,000 30,519
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 80,528
3.750% due 12/01/27  50,000 47,665
Carrier Global Corp.
2.493% due 02/15/27  35,000 32,781
2.722% due 02/15/30  50,000 44,190
3.377% due 04/05/40  15,000 11,613
3.577% due 04/05/50  450,000 327,684
5.900% due 03/15/34  65,000 67,871
Caterpillar Financial Services Corp.
0.800% due 11/13/25  60,000 56,590
0.900% due 03/02/26  200,000 186,653
4.350% due 05/15/26  302,000 298,063
4.850% due 02/27/29  200,000 200,117
a
Principal
Amount Value
Caterpillar, Inc.
3.250% due 09/19/49  $ 100,000 $ 71,253
3.803% due 08/15/42  100,000 81,149
CNH Industrial Capital LLC
1.450% due 07/15/26  100,000 92,478
CNH Industrial NV
3.850% due 11/15/27  35,000 33,532
CSX Corp.
3.250% due 06/01/27  250,000 238,580
4.100% due 11/15/32  100,000 93,444
4.500% due 03/15/49  65,000 55,827
4.650% due 03/01/68  45,000 37,751
5.200% due 11/15/33  250,000 250,741
5.500% due 04/15/41  75,000 74,782
Deere & Co.
2.875% due 09/07/49  15,000 10,112
3.900% due 06/09/42  100,000 83,512
Dover Corp.
5.375% due 03/01/41  50,000 48,740
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 42,194
Eaton Corp.
4.000% due 11/02/32  100,000 93,225
4.150% due 03/15/33  55,000 51,532
Emerson Electric Co.
0.875% due 10/15/26  35,000 31,933
2.200% due 12/21/31  100,000 83,389
FedEx Corp.
3.100% due 08/05/29  50,000 45,765
3.875% due 08/01/42  100,000 78,287
4.200% due 10/17/28  100,000 97,128
4.400% due 01/15/47  50,000 40,812
4.750% due 11/15/45  50,000 43,160
5.250% due 05/15/50  350,000 326,136
Flex Ltd.
3.750% due 02/01/26  50,000 48,547
4.875% due 06/15/29  25,000 24,227
Fortive Corp.
4.300% due 06/15/46  125,000 104,134
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 126,731
GATX Corp.
4.550% due 11/07/28  25,000 24,458
5.450% due 09/15/33  100,000 98,770
6.050% due 03/15/34  75,000 76,734
GE Capital International Funding Co.
Unlimited Co.
4.418% due 11/15/35  350,000 323,167
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,228
2.850% due 06/01/41  10,000 7,203
3.750% due 05/15/28  180,000 173,256
4.250% due 04/01/50  200,000 168,614
Honeywell International, Inc.
2.500% due 11/01/26  100,000 94,546
2.700% due 08/15/29  60,000 54,333
4.500% due 01/15/34  350,000 336,150
4.875% due 09/01/29  100,000 100,182
5.000% due 03/01/35  100,000 99,179
Hubbell, Inc.
3.350% due 03/01/26  50,000 48,419
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 44,026

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
IDEX Corp.
2.625% due 06/15/31  $ 100,000 $ 84,307
3.000% due 05/01/30  15,000 13,236
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 94,704
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 105,955
Jabil, Inc.
1.700% due 04/15/26  65,000 60,751
3.950% due 01/12/28  55,000 52,365
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 206,386
John Deere Capital Corp.
1.300% due 10/13/26  250,000 230,114
1.750% due 03/09/27  50,000 45,929
2.000% due 06/17/31  100,000 82,546
2.350% due 03/08/27  50,000 46,770
2.650% due 06/10/26  100,000 95,577
2.800% due 09/08/27  50,000 46,814
3.400% due 09/11/25  50,000 48,946
3.900% due 06/07/32  20,000 18,528
4.150% due 09/15/27  100,000 97,851
4.800% due 01/09/26  65,000 64,619
4.850% due 03/05/27  100,000 99,664
4.950% due 07/14/28  210,000 210,280
5.150% due 09/08/26  100,000 100,174
5.150% due 09/08/33  100,000 100,296
5.300% due 09/08/25  100,000 100,161
Johnson Controls International PLC
3.900% due 02/14/26  19,000 18,551
4.500% due 02/15/47  40,000 33,463
Johnson Controls International PLC/Tyco
Fire & Security Finance SCA
1.750% due 09/15/30  15,000 12,400
4.900% due 12/01/32  40,000 39,031
Kennametal, Inc.
4.625% due 06/15/28  50,000 48,815
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 26,774
3.850% due 12/15/26  25,000 24,167
4.400% due 06/15/28  100,000 97,155
5.400% due 07/31/33  250,000 249,315
Lennox International, Inc.
5.500% due 09/15/28  100,000 101,166
Lockheed Martin Corp.
3.550% due 01/15/26  50,000 48,816
3.600% due 03/01/35  25,000 21,943
3.800% due 03/01/45  20,000 15,988
3.900% due 06/15/32  45,000 41,990
4.150% due 06/15/53  385,000 310,906
4.450% due 05/15/28  70,000 68,966
4.500% due 05/15/36  20,000 18,791
4.700% due 05/15/46  44,000 39,626
4.750% due 02/15/34  250,000 243,533
6.150% due 09/01/36  100,000 108,626
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 56,521
3.450% due 06/01/27  21,000 20,101
Masco Corp.
2.000% due 02/15/31  100,000 81,526
3.500% due 11/15/27  100,000 94,579
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 45,867
a
Principal
Amount Value
Norfolk Southern Corp.
2.300% due 05/15/31  $ 250,000 $ 210,118
3.155% due 05/15/55  20,000 12,698
3.800% due 08/01/28  30,000 28,726
3.942% due 11/01/47  63,000 48,649
4.550% due 06/01/53  145,000 121,621
4.650% due 01/15/46  50,000 43,614
4.837% due 10/01/41  50,000 45,653
5.050% due 08/01/30  70,000 69,919
Northrop Grumman Corp.
3.250% due 01/15/28  350,000 329,778
3.850% due 04/15/45  100,000 78,231
4.700% due 03/15/33  210,000 202,709
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 41,183
Oshkosh Corp.
3.100% due 03/01/30  15,000 13,290
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 18,548
3.112% due 02/15/40  50,000 37,230
3.362% due 02/15/50  30,000 21,081
5.250% due 08/16/28  135,000 135,768
Owens Corning
3.875% due 06/01/30  150,000 139,907
5.700% due 06/15/34  45,000 45,435
Packaging Corp. of America
3.400% due 12/15/27  35,000 33,100
Parker-Hannifin Corp.
3.250% due 06/14/29  300,000 275,647
4.000% due 06/14/49  20,000 15,571
6.250% due 05/15/38  100,000 107,054
Precision Castparts Corp.
4.375% due 06/15/45  50,000 43,944
Regal Rexnord Corp.
6.050% due 04/15/28  250,000 253,098
Republic Services, Inc.
3.375% due 11/15/27  120,000 113,869
3.950% due 05/15/28  100,000 96,174
5.000% due 11/15/29  100,000 99,641
5.200% due 11/15/34  100,000 99,316
RTX Corp.
2.250% due 07/01/30  100,000 85,448
3.030% due 03/15/52  250,000 159,529
3.125% due 07/01/50  100,000 65,741
3.750% due 11/01/46  50,000 37,450
3.950% due 08/16/25  25,000 24,581
4.125% due 11/16/28  60,000 57,776
4.350% due 04/15/47  200,000 165,362
4.450% due 11/16/38  20,000 17,672
4.500% due 06/01/42  300,000 260,039
4.625% due 11/16/48  35,000 30,067
5.375% due 02/27/53  100,000 95,055
6.000% due 03/15/31  500,000 521,043
Ryder System, Inc.
1.750% due 09/01/26  65,000 60,176
4.300% due 06/15/27  75,000 73,216
5.250% due 06/01/28  200,000 200,479
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,857
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 28,706
4.250% due 11/15/28  100,000 96,544
6.272% due 03/06/26  100,000 100,054

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
TD SYNNEX Corp.
6.100% due 04/12/34  $ 50,000 $ 50,173
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 171,279
Textron, Inc.
3.650% due 03/15/27  100,000 95,852
4.000% due 03/15/26  25,000 24,440
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 95,089
5.250% due 03/03/33  45,000 45,353
Trimble, Inc.
4.900% due 06/15/28  50,000 49,354
Tyco Electronics Group SA
2.500% due 02/04/32  45,000 37,916
4.500% due 02/13/26  60,000 59,463
Union Pacific Corp.
2.375% due 05/20/31  40,000 33,971
2.750% due 03/01/26  25,000 24,062
2.891% due 04/06/36  125,000 100,785
2.973% due 09/16/62  25,000 14,803
3.000% due 04/15/27  100,000 95,041
3.200% due 05/20/41  370,000 280,098
3.250% due 08/15/25  50,000 48,872
3.350% due 08/15/46  50,000 36,263
3.550% due 05/20/61  100,000 68,934
3.600% due 09/15/37  20,000 16,833
3.750% due 07/15/25  50,000 49,252
3.799% due 04/06/71  30,000 21,126
4.750% due 02/21/26  125,000 124,102
4.950% due 05/15/53  200,000 186,503
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 148,259
4.875% due 03/03/33  260,000 256,152
5.150% due 05/22/34  125,000 124,707
5.300% due 04/01/50  250,000 243,583
6.200% due 01/15/38  50,000 54,165
Veralto Corp.
5.350% due 09/18/28 ~ 300,000 301,360
Vulcan Materials Co.
4.500% due 06/15/47  100,000 83,436
Waste Connections, Inc.
3.500% due 05/01/29  100,000 93,511
4.200% due 01/15/33  70,000 65,027
Waste Management, Inc.
0.750% due 11/15/25  206,000 193,719
2.950% due 06/01/41  35,000 25,327
3.150% due 11/15/27  100,000 94,428
4.625% due 02/15/33  200,000 193,258
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 98,067
WRKCo, Inc.
4.000% due 03/15/28  100,000 95,804
4.200% due 06/01/32  50,000 46,780
Xylem, Inc.
3.250% due 11/01/26  30,000 28,691
4.375% due 11/01/46  25,000 20,760
22,890,090
Technology - 1.7%
Adobe, Inc.
4.800% due 04/04/29  100,000 100,135
4.850% due 04/04/27  45,000 45,024
4.950% due 04/04/34  100,000 99,592
a
Principal
Amount Value
Analog Devices, Inc.
2.100% due 10/01/31  $ 60,000 $ 49,688
2.800% due 10/01/41  50,000 35,257
2.950% due 10/01/51  55,000 36,031
3.450% due 06/15/27  100,000 95,958
3.500% due 12/05/26  100,000 96,501
Apple, Inc.
0.700% due 02/08/26  400,000 373,679
1.400% due 08/05/28  100,000 88,050
1.650% due 05/11/30  160,000 134,879
1.650% due 02/08/31  200,000 165,461
1.700% due 08/05/31  100,000 81,852
2.050% due 09/11/26  100,000 94,031
2.200% due 09/11/29  100,000 88,764
2.650% due 05/11/50  100,000 63,873
2.650% due 02/08/51  450,000 284,771
2.700% due 08/05/51  100,000 63,564
2.850% due 08/05/61  100,000 61,572
2.950% due 09/11/49  65,000 44,501
3.000% due 11/13/27  100,000 94,783
3.350% due 02/09/27  200,000 192,859
3.750% due 09/12/47  75,000 59,891
3.750% due 11/13/47  50,000 39,918
3.850% due 08/04/46  35,000 28,569
3.950% due 08/08/52  500,000 406,491
4.250% due 02/09/47  100,000 87,265
4.300% due 05/10/33  250,000 246,562
4.500% due 02/23/36  50,000 48,829
Applied Materials, Inc.
1.750% due 06/01/30  30,000 25,279
3.900% due 10/01/25  35,000 34,519
4.350% due 04/01/47  45,000 39,336
4.800% due 06/15/29  65,000 64,922
5.100% due 10/01/35  35,000 35,536
Autodesk, Inc.
2.400% due 12/15/31  80,000 66,434
2.850% due 01/15/30  55,000 49,044
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 168,499
3.419% due 04/15/33 ~ 250,000 215,621
3.459% due 09/15/26  26,000 25,033
3.500% due 02/15/41 ~ 315,000 241,609
3.750% due 02/15/51 ~ 140,000 104,338
4.110% due 09/15/28  211,000 203,647
4.150% due 04/15/32 ~ 40,000 36,923
4.300% due 11/15/32  200,000 187,019
4.750% due 04/15/29  150,000 147,993
5.000% due 04/15/30  200,000 200,186
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  50,000 48,079
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 218,578
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 366,015
4.900% due 10/01/26  100,000 99,046
5.300% due 10/01/29  100,000 100,597
5.850% due 07/15/25  200,000 200,538
8.100% due 07/15/36  27,000 32,220
8.350% due 07/15/46  13,000 16,458
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 24,523
2.950% due 02/15/51  20,000 12,965
4.800% due 03/01/26  50,000 49,698

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Fidelity National Information Services, Inc.
1.150% due 03/01/26  $ 350,000 $ 326,212
1.650% due 03/01/28  20,000 17,623
3.100% due 03/01/41  10,000 7,188
Fiserv, Inc.
2.250% due 06/01/27  100,000 92,311
2.650% due 06/01/30  100,000 87,041
3.200% due 07/01/26  25,000 23,997
3.500% due 07/01/29  245,000 226,606
4.400% due 07/01/49  40,000 32,496
5.450% due 03/15/34  100,000 99,418
5.625% due 08/21/33  100,000 100,891
Genpact Luxembourg SARL/Genpact USA,
Inc.
6.000% due 06/04/29  50,000 50,594
Hewlett Packard Enterprise Co.
4.900% due 10/15/25  250,000 248,070
6.200% due 10/15/35  50,000 52,740
6.350% due 10/15/45  50,000 52,569
HP, Inc.
2.650% due 06/17/31  100,000 84,793
4.000% due 04/15/29  100,000 95,298
4.200% due 04/15/32  100,000 92,674
4.750% due 01/15/28  100,000 98,969
6.000% due 09/15/41  55,000 56,243
Intel Corp.
1.600% due 08/12/28  25,000 21,889
2.000% due 08/12/31  50,000 40,709
2.450% due 11/15/29  150,000 131,954
2.600% due 05/19/26  100,000 95,314
2.800% due 08/12/41  40,000 27,695
3.050% due 08/12/51  20,000 12,697
3.200% due 08/12/61  25,000 15,433
3.250% due 11/15/49  500,000 335,604
3.700% due 07/29/25  145,000 142,555
4.150% due 08/05/32  100,000 93,702
4.875% due 02/10/26  200,000 198,891
4.875% due 02/10/28  75,000 74,750
4.900% due 08/05/52  100,000 88,207
5.200% due 02/10/33  315,000 314,659
5.625% due 02/10/43  50,000 49,555
5.700% due 02/10/53  35,000 34,428
5.900% due 02/10/63  250,000 249,787
International Business Machines Corp.
2.850% due 05/15/40  100,000 71,434
3.300% due 05/15/26  300,000 290,053
3.500% due 05/15/29  170,000 158,980
4.000% due 07/27/25  250,000 246,499
4.150% due 05/15/39  100,000 86,025
4.250% due 05/15/49  300,000 244,216
4.500% due 02/06/26  250,000 247,637
5.100% due 02/06/53  200,000 187,365
5.600% due 11/30/39  26,000 26,451
Intuit, Inc.
1.650% due 07/15/30  15,000 12,458
5.200% due 09/15/33  150,000 150,683
KLA Corp.
4.650% due 07/15/32  60,000 58,596
4.700% due 02/01/34  200,000 194,460
4.950% due 07/15/52  100,000 92,993
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 71,144
a
Principal
Amount Value
Lam Research Corp.
4.000% due 03/15/29  $ 55,000 $ 52,927
4.875% due 03/15/49  25,000 22,877
Leidos, Inc.
2.300% due 02/15/31  55,000 45,342
5.750% due 03/15/33  45,000 45,416
Micron Technology, Inc.
2.703% due 04/15/32  20,000 16,568
3.366% due 11/01/41  15,000 10,983
3.477% due 11/01/51  25,000 17,181
5.875% due 09/15/33  100,000 102,382
6.750% due 11/01/29  250,000 265,987
Microsoft Corp.
1.350% due 09/15/30  35,000 28,997
2.400% due 08/08/26  250,000 237,914
2.500% due 09/15/50  100,000 63,007
2.525% due 06/01/50  485,000 306,493
2.675% due 06/01/60  166,000 101,447
2.921% due 03/17/52  278,000 188,876
3.125% due 11/03/25  100,000 97,564
3.300% due 02/06/27  300,000 289,461
3.400% due 09/15/26  50,000 48,415
3.450% due 08/08/36  72,000 62,805
3.700% due 08/08/46  500,000 410,414
NVIDIA Corp.
2.000% due 06/15/31  100,000 84,074
3.500% due 04/01/50  200,000 153,669
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  100,000 83,835
3.250% due 05/11/41  60,000 43,795
4.300% due 06/18/29  150,000 143,993
4.400% due 06/01/27  40,000 39,134
5.000% due 01/15/33  50,000 48,780
Oracle Corp.
2.300% due 03/25/28  70,000 63,305
2.800% due 04/01/27  500,000 469,557
2.875% due 03/25/31  75,000 64,788
3.250% due 11/15/27  350,000 330,083
3.650% due 03/25/41  80,000 61,263
3.850% due 07/15/36  50,000 42,179
3.900% due 05/15/35  105,000 91,084
3.950% due 03/25/51  120,000 88,792
4.000% due 07/15/46  250,000 190,839
4.100% due 03/25/61  95,000 68,139
4.300% due 07/08/34  100,000 91,115
4.375% due 05/15/55  200,000 156,287
5.550% due 02/06/53  500,000 473,418
6.125% due 07/08/39  100,000 103,692
6.250% due 11/09/32  200,000 211,784
6.500% due 04/15/38  100,000 107,218
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 47,761
4.250% due 05/20/32  20,000 19,125
4.300% due 05/20/47  30,000 25,629
4.500% due 05/20/52  45,000 38,877
4.800% due 05/20/45  150,000 138,890
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 161,077
3.800% due 12/15/26  30,000 29,006
4.200% due 09/15/28  95,000 91,858
Salesforce, Inc.
1.500% due 07/15/28  65,000 57,155

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.950% due 07/15/31  $ 80,000 $ 65,680
2.700% due 07/15/41  60,000 42,019
2.900% due 07/15/51  100,000 64,590
3.050% due 07/15/61  50,000 30,921
ServiceNow, Inc.
1.400% due 09/01/30  65,000 52,795
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  250,000 248,510
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 82,992
4.900% due 03/14/33  60,000 59,899
5.050% due 05/18/63  200,000 186,016
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 155,102
3.875% due 04/22/27  200,000 193,373
VMware LLC
1.400% due 08/15/26  200,000 184,202
2.200% due 08/15/31  250,000 203,231
3.900% due 08/21/27  30,000 28,794
Western Digital Corp.
2.850% due 02/01/29  30,000 26,058
3.100% due 02/01/32  55,000 44,756
20,139,756
Utilities - 2.3%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,055
4.700% due 05/15/32  100,000 94,287
5.400% due 06/01/33  145,000 141,277
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,187
AES Corp.
1.375% due 01/15/26  75,000 70,316
2.450% due 01/15/31  100,000 82,376
Alabama Power Co.
3.125% due 07/15/51  100,000 66,293
4.150% due 08/15/44  90,000 74,435
4.300% due 07/15/48  15,000 12,311
Ameren Illinois Co.
3.800% due 05/15/28  50,000 47,970
3.850% due 09/01/32  50,000 45,449
4.150% due 03/15/46  50,000 40,999
5.550% due 07/01/54  100,000 98,141
American Electric Power Co., Inc.
1.000% due 11/01/25  30,000 28,201
5.950% due 11/01/32  100,000 102,390
American Water Capital Corp.
2.300% due 06/01/31  50,000 41,394
2.950% due 09/01/27  35,000 32,792
3.250% due 06/01/51  50,000 34,058
3.450% due 06/01/29  100,000 93,111
3.750% due 09/01/47  50,000 37,995
4.300% due 12/01/42  100,000 84,997
4.450% due 06/01/32  75,000 71,414
Appalachian Power Co.
3.700% due 05/01/50  150,000 103,853
7.000% due 04/01/38  150,000 164,925
Arizona Public Service Co.
2.200% due 12/15/31  65,000 52,510
2.950% due 09/15/27  50,000 46,642
4.500% due 04/01/42  100,000 85,257
5.700% due 08/15/34  55,000 54,965
Atmos Energy Corp.
2.625% due 09/15/29  150,000 134,087
a
Principal
Amount Value
3.000% due 06/15/27  $ 30,000 $ 28,376
4.150% due 01/15/43  64,000 53,755
4.300% due 10/01/48  50,000 41,209
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,865
3.200% due 09/15/49  70,000 46,639
3.750% due 08/15/47  50,000 37,510
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 28,158
3.800% due 07/15/48  25,000 18,417
4.250% due 10/15/50  200,000 156,964
4.450% due 01/15/49  50,000 40,918
6.125% due 04/01/36  99,000 103,670
Black Hills Corp.
3.150% due 01/15/27  50,000 47,438
4.350% due 05/01/33  30,000 27,010
5.950% due 03/15/28  100,000 102,396
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 46,394
2.400% due 09/01/26  50,000 47,175
3.000% due 02/01/27  50,000 47,732
3.350% due 04/01/51  85,000 59,004
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 95,812
5.250% due 03/01/28  200,000 200,814
5.400% due 07/01/34  50,000 49,528
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 30,623
3.700% due 08/15/28  20,000 19,041
3.750% due 08/15/47  50,000 37,726
3.800% due 10/01/42  100,000 79,006
4.900% due 02/01/33  45,000 44,024
5.300% due 06/01/34  55,000 55,025
5.650% due 06/01/54  65,000 64,677
Connecticut Light & Power Co.
0.750% due 12/01/25  150,000 140,902
4.150% due 06/01/45  25,000 20,511
4.900% due 07/01/33  100,000 97,401
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 42,221
3.600% due 06/15/61  50,000 34,115
3.950% due 03/01/43  100,000 80,120
3.950% due 04/01/50  250,000 195,267
4.000% due 12/01/28  100,000 96,295
4.125% due 05/15/49  50,000 39,576
4.300% due 12/01/56  50,000 39,453
4.500% due 12/01/45  100,000 84,902
5.375% due 05/15/34  80,000 80,428
5.700% due 05/15/54  100,000 99,836
6.150% due 11/15/52  70,000 74,319
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 157,056
6.500% due 10/01/53  55,000 58,435
Consumers Energy Co.
3.250% due 08/15/46  50,000 36,355
3.600% due 08/15/32  65,000 58,456
3.800% due 11/15/28  100,000 95,543
4.350% due 04/15/49  100,000 84,435
4.600% due 05/30/29  85,000 83,678
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 86,986
5.300% due 05/15/33  50,000 50,157
5.450% due 02/01/41  50,000 48,897

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Dominion Energy, Inc.
1.450% due 04/15/26  $ 40,000 $ 37,271
2.250% due 08/15/31  45,000 36,676
2.850% due 08/15/26  30,000 28,509
3.300% due 04/15/41  30,000 21,691
3.375% due 04/01/30  350,000 316,253
4.250% due 06/01/28  50,000 48,326
4.700% due 12/01/44  100,000 84,996
DTE Electric Co.
2.250% due 03/01/30  50,000 43,204
2.950% due 03/01/50  50,000 32,259
3.000% due 03/01/32  150,000 129,902
3.650% due 03/01/52  55,000 40,570
DTE Energy Co.
5.100% due 03/01/29  250,000 248,043
5.850% due 06/01/34  200,000 203,004
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 150,977
5.350% due 01/15/53  100,000 95,085
6.050% due 04/15/38  110,000 114,595
6.100% due 06/01/37  25,000 25,793
Duke Energy Corp.
2.450% due 06/01/30  160,000 137,453
2.550% due 06/15/31  100,000 83,770
3.150% due 08/15/27  50,000 47,169
3.300% due 06/15/41  100,000 72,621
3.500% due 06/15/51  100,000 67,707
3.950% due 08/15/47  50,000 37,463
4.200% due 06/15/49  65,000 50,084
4.500% due 08/15/32  180,000 168,388
5.450% due 06/15/34  90,000 88,995
5.750% due 09/15/33  200,000 203,255
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 44,131
5.950% due 11/15/52  40,000 40,781
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 36,357
3.250% due 10/01/49  50,000 33,501
3.750% due 05/15/46  50,000 37,966
4.900% due 07/15/43  100,000 90,545
5.250% due 03/01/34  40,000 39,876
5.400% due 04/01/53  200,000 189,649
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 29,566
5.550% due 03/15/54  155,000 149,502
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 95,398
5.100% due 03/15/34  100,000 99,253
Edison International
4.700% due 08/15/25  200,000 197,782
5.750% due 06/15/27  10,000 10,092
El Paso Electric Co.
5.000% due 12/01/44  50,000 42,157
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  35,000 33,582
4.750% due 06/15/46  200,000 164,731
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 48,366
Entergy Arkansas LLC
3.500% due 04/01/26  50,000 48,654
4.200% due 04/01/49  50,000 39,820
Entergy Corp.
0.900% due 09/15/25  150,000 141,976
a
Principal
Amount Value
2.800% due 06/15/30  $ 100,000 $ 87,402
2.950% due 09/01/26  30,000 28,474
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 81,239
3.100% due 06/15/41  400,000 289,006
3.250% due 04/01/28  50,000 46,856
4.200% due 09/01/48  50,000 39,565
4.950% due 01/15/45  40,000 35,234
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 82,428
5.300% due 05/01/52  25,000 22,831
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 47,613
4.100% due 04/01/43  100,000 81,641
5.700% due 03/15/53  65,000 63,940
Evergy Metro, Inc.
3.650% due 08/15/25  50,000 49,017
Eversource Energy
2.900% due 03/01/27  100,000 93,988
3.300% due 01/15/28  100,000 93,474
3.375% due 03/01/32  100,000 85,865
4.250% due 04/01/29  25,000 23,807
4.750% due 05/15/26  100,000 98,731
Exelon Corp.
4.050% due 04/15/30  300,000 281,687
4.100% due 03/15/52  350,000 269,514
4.450% due 04/15/46  100,000 82,572
4.950% due 06/15/35  35,000 32,611
5.100% due 06/15/45  35,000 31,831
Florida Power & Light Co.
2.875% due 12/04/51  300,000 190,702
3.700% due 12/01/47  200,000 152,265
4.950% due 06/01/35  100,000 97,412
5.100% due 04/01/33  65,000 64,731
5.690% due 03/01/40  35,000 35,897
5.950% due 02/01/38  125,000 131,707
Georgia Power Co.
4.300% due 03/15/42  100,000 84,914
4.700% due 05/15/32  100,000 96,711
5.125% due 05/15/52  100,000 93,030
Idaho Power Co.
5.800% due 04/01/54  200,000 198,874
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 39,568
4.250% due 08/15/48  25,000 19,901
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,615
ITC Holdings Corp.
3.350% due 11/15/27  50,000 47,164
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,595
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 27,709
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 75,378
5.350% due 01/15/34  75,000 76,089
6.750% due 12/30/31  100,000 111,424
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,058
National Fuel Gas Co.
3.950% due 09/15/27  50,000 47,833
National Grid PLC (United Kingdom)
5.418% due 01/11/34  250,000 244,576

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  $ 100,000 $ 78,337
1.650% due 06/15/31  200,000 158,481
4.023% due 11/01/32  100,000 91,799
4.850% due 02/07/29  250,000 248,589
5.450% due 10/30/25  100,000 100,065
8.000% due 03/01/32  50,000 57,636
Nevada Power Co.
5.900% due 05/01/53  250,000 250,257
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 68,237
4.800% due 12/01/77  100,000 92,704
4.900% due 03/15/29  500,000 494,935
5.050% due 02/28/33  200,000 194,501
5.650% due 05/01/79  100,000 95,944
NiSource, Inc.
0.950% due 08/15/25  200,000 190,021
3.490% due 05/15/27  50,000 47,723
3.950% due 03/30/48  50,000 37,547
4.800% due 02/15/44  100,000 87,015
5.250% due 02/15/43  100,000 91,808
Northern States Power Co.
2.600% due 06/01/51  50,000 29,912
4.500% due 06/01/52  75,000 63,427
5.100% due 05/15/53  150,000 138,385
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 88,045
Ohio Edison Co.
6.875% due 07/15/36  150,000 167,687
Ohio Power Co.
1.625% due 01/15/31  65,000 51,992
5.650% due 06/01/34  200,000 200,930
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,016
5.400% due 01/15/33  70,000 70,402
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25  70,000 65,958
3.700% due 11/15/28  100,000 95,107
3.800% due 09/30/47  50,000 38,173
4.150% due 06/01/32  40,000 37,301
4.300% due 05/15/28  100,000 97,524
5.300% due 06/01/42  100,000 96,664
5.550% due 06/15/54 ~ 105,000 103,055
Pacific Gas & Electric Co.
2.500% due 02/01/31  100,000 82,482
3.300% due 08/01/40  250,000 178,250
3.500% due 08/01/50  45,000 29,408
4.400% due 03/01/32  100,000 91,520
4.500% due 07/01/40  300,000 247,341
4.550% due 07/01/30  300,000 284,449
4.950% due 07/01/50  200,000 165,399
6.150% due 01/15/33  45,000 45,746
6.400% due 06/15/33  200,000 206,709
6.700% due 04/01/53  105,000 109,400
6.750% due 01/15/53  100,000 103,888
PacifiCorp
2.900% due 06/15/52  80,000 47,181
3.500% due 06/15/29  35,000 32,538
4.125% due 01/15/49  70,000 53,502
5.350% due 12/01/53  300,000 272,446
PECO Energy Co.
2.800% due 06/15/50  45,000 28,244
a
Principal
Amount Value
3.000% due 09/15/49  $ 55,000 $ 36,320
3.150% due 10/15/25  50,000 48,723
3.900% due 03/01/48  60,000 46,751
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 395,812
4.722% due 06/01/39  50,000 48,162
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50  225,000 147,879
4.650% due 08/01/43  35,000 30,834
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 100,033
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,382
4.150% due 10/01/45  25,000 20,765
4.150% due 06/15/48  100,000 81,156
4.750% due 07/15/43  50,000 45,414
5.250% due 05/15/53  100,000 95,295
Progress Energy, Inc.
7.750% due 03/01/31  100,000 112,304
Public Service Co. of Colorado
1.875% due 06/15/31  200,000 160,104
2.700% due 01/15/51  100,000 59,134
3.700% due 06/15/28  50,000 47,545
3.800% due 06/15/47  50,000 36,617
5.250% due 04/01/53  115,000 105,206
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 24,987
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 80,931
Public Service Electric & Gas Co.
0.950% due 03/15/26  100,000 93,325
2.050% due 08/01/50  100,000 54,161
3.000% due 03/01/51  100,000 65,625
3.100% due 03/15/32  100,000 87,319
3.200% due 08/01/49  60,000 41,395
4.050% due 05/01/48  25,000 20,135
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 82,389
5.200% due 04/01/29  55,000 54,861
5.450% due 04/01/34  55,000 54,545
6.125% due 10/15/33  100,000 103,999
Puget Energy, Inc.
4.224% due 03/15/32  70,000 62,854
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,014
5.330% due 06/15/34  115,000 115,024
5.795% due 03/15/40  25,000 25,064
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 78,002
3.750% due 06/01/47  50,000 37,417
4.100% due 06/15/49  100,000 79,014
4.150% due 05/15/48  25,000 20,164
Sempra
3.400% due 02/01/28  65,000 61,152
3.800% due 02/01/38  100,000 81,773
4.125% due 04/01/52  300,000 277,635
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 49,817
Southern California Edison Co.
2.250% due 06/01/30  120,000 101,821
2.850% due 08/01/29  75,000 67,397
2.950% due 02/01/51  120,000 74,550
3.650% due 03/01/28  50,000 47,421

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.650% due 02/01/50  $ 70,000 $ 49,812
3.700% due 08/01/25  30,000 29,402
3.900% due 03/15/43  50,000 39,046
4.125% due 03/01/48  10,000 7,774
4.500% due 09/01/40  50,000 43,138
5.300% due 03/01/28  200,000 200,454
5.750% due 04/15/54  350,000 342,936
Southern California Gas Co.
2.600% due 06/15/26  50,000 47,518
5.200% due 06/01/33  200,000 197,616
Southern Co.
4.000% due 01/15/51  350,000 340,084
4.250% due 07/01/36  30,000 26,627
4.400% due 07/01/46  450,000 376,113
5.700% due 10/15/32  65,000 66,341
Southwest Gas Corp.
3.800% due 09/29/46  50,000 36,954
4.050% due 03/15/32  60,000 54,332
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 126,394
3.900% due 04/01/45  50,000 37,492
4.100% due 09/15/28  50,000 47,729
6.200% due 03/15/40  50,000 51,922
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 71,970
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 58,370
Tampa Electric Co.
4.300% due 06/15/48  50,000 40,595
4.450% due 06/15/49  50,000 41,936
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 87,293
Union Electric Co.
2.625% due 03/15/51  200,000 119,429
3.900% due 04/01/52  30,000 22,986
5.250% due 01/15/54  155,000 144,806
8.450% due 03/15/39  100,000 127,984
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 82,462
2.400% due 03/30/32  50,000 41,113
2.950% due 11/15/26  50,000 47,552
3.150% due 01/15/26  35,000 33,903
3.750% due 05/15/27  80,000 77,079
3.800% due 09/15/47  50,000 37,133
4.000% due 11/15/46  20,000 15,624
5.000% due 04/01/33  200,000 194,808
8.875% due 11/15/38  25,000 32,308
Washington Gas Light Co.
3.650% due 09/15/49  25,000 18,367
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 88,249
4.750% due 01/09/26  250,000 247,406
4.750% due 01/15/28  50,000 49,524
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,295
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 94,011
4.950% due 04/01/33  90,000 87,157
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 47,671
4.600% due 06/01/32  35,000 32,746
a
Principal
Amount Value
5.450% due 08/15/33  $ 200,000 $ 196,593
27,352,121
Total Corporate Bonds & Notes
    (Cost $345,329,651) 312,560,076
MORTGAGE-BACKED SECURITIES - 27.0%
Collateralized Mortgage Obligations - Commercial - 1.6%
Bank
1.844% due 03/15/63  131,250 107,525
1.997% due 11/15/53  250,000 200,613
2.470% due 09/15/64  500,000 415,603
2.649% due 01/15/63  200,000 173,065
2.920% due 12/15/52  200,000 177,090
3.175% due 09/15/60  200,000 188,204
3.625% due 05/15/50  500,000 474,399
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 250,649
2.639% due 02/15/53  200,000 174,353
3.662% due 04/15/55 § 300,000 267,839
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 202,081
1.925% due 07/15/53  197,917 161,521
2.576% due 11/15/54  350,000 291,315
2.577% due 04/15/54  200,000 163,231
2.732% due 02/15/53  200,000 175,300
4.121% due 07/15/51 § 200,000 190,596
5.754% due 07/15/56  181,000 186,958
CD Mortgage Trust
3.456% due 11/13/50  175,000 164,109
Citigroup Commercial Mortgage Trust
3.778% due 09/10/58  600,000 581,417
Commercial Mortgage Trust
4.228% due 05/10/51  400,000 375,094
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 552,506
Fannie Mae - Aces
1.270% due 07/25/30  200,000 164,259
1.512% due 02/25/31 § 245,000 198,631
1.724% due 10/25/31 § 250,000 201,328
1.745% due 11/25/32 § 500,000 396,474
1.821% due 02/25/30  46,557 40,021
2.980% due 08/25/29  476,915 440,333
3.002% due 01/25/28 § 445,603 420,135
3.061% due 05/25/27 § 153,584 146,235
3.090% due 12/25/27 § 126,012 118,951
3.756% due 08/25/30 § 300,000 282,750
4.190% due 07/25/28 § 350,000 341,056
Freddie Mac Multifamily Structured Pass-
Through Certificates
1.350% due 05/25/30  575,000 477,094
1.406% due 08/25/30  250,000 206,209
1.477% due 04/25/30  107,143 89,940
1.517% due 03/25/30  222,222 187,459
1.547% due 10/25/30  200,000 165,425
1.558% due 04/25/30  140,000 117,901
1.621% due 12/25/30  186,667 154,787
1.872% due 01/25/30  166,667 143,679
1.940% due 02/25/35  352,000 268,277
2.020% due 03/25/31  250,000 211,764
2.361% due 10/25/36  250,000 191,766
2.524% due 10/25/29  200,000 179,592

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.673% due 03/25/26 - 09/25/29 $ 800,000 $ 757,642
2.745% due 01/25/26  400,000 385,909
2.862% due 05/25/26  485,986 467,307
3.208% due 02/25/26  375,000 364,405
3.303% due 11/25/27 § 609,000 579,981
3.422% due 02/25/29  196,721 186,076
3.800% due 10/25/32 § 350,000 326,256
3.926% due 06/25/28  100,000 96,690
3.990% due 08/25/33 § 42,000 39,128
4.050% due 07/25/33  318,182 300,754
4.200% due 05/25/33  484,691 463,990
4.430% due 02/25/33 § 70,370 68,566
5.355% due 01/25/29 § 350,000 356,669
GS Mortgage Securities Trust
3.734% due 11/10/48  1,000,000 965,156
JPMBB Commercial Mortgage Securities
Trust
4.274% due 12/15/48  600,000 568,969
JPMDB Commercial Mortgage Securities
Trust
2.180% due 05/13/53  300,000 238,677
Morgan Stanley Bank of America Merrill
Lynch Trust
3.720% due 12/15/49  570,000 545,551
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 212,868
3.596% due 12/15/49  400,000 377,331
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 210,055
2.652% due 08/15/49  350,000 328,092
3.453% due 07/15/50  500,000 470,621
4.184% due 06/15/51  200,000 191,221
19,119,448
Fannie Mae - 12.7%
due 07/01/54 # 475,000 483,498
due 07/01/54 # 1,375,000 1,356,255
due 07/01/54 # 500,000 408,340
1.500% due 12/01/35 - 11/01/51 12,008,076 9,632,106
2.000% due 11/01/35 - 04/01/52 60,062,937 48,039,357
2.500% due 10/01/27 - 04/01/52 28,469,272 23,783,127
3.000% due 02/01/27 - 04/01/52 19,477,739 17,036,580
3.500% due 10/01/25 - 02/01/53 13,442,680 12,169,130
4.000% due 10/01/24 - 05/01/53 11,334,668 10,529,293
4.500% due 01/01/25 - 03/01/53 7,360,211 7,001,963
5.000% due 03/01/25 - 06/01/53 3,464,885 3,371,209
5.500% due 11/01/33 - 10/01/53 6,818,961 6,745,501
5.940% (RFUCC + 1.690%)
due 08/01/39 § 2,174 2,206
6.000% due 09/01/34 - 05/01/54 5,008,122 5,036,553
6.500% due 09/01/36 - 06/01/54 4,814,600 4,904,189
7.246% (RFUCC + 1.695%)
due 06/01/38 § 711 711
150,500,018
Freddie Mac - 6.8%
1.500% due 02/01/37 - 05/01/51 5,051,394 4,077,745
2.000% due 09/01/35 - 02/01/52 20,034,597 16,328,794
2.500% due 08/01/28 - 04/01/52 23,871,661 19,895,925
3.000% due 09/01/26 - 08/01/52 11,685,499 10,219,166
3.500% due 03/01/26 - 09/01/52 8,069,853 7,310,141
4.000% due 02/01/25 - 01/01/53 4,407,020 4,096,271
4.500% due 08/01/24 - 05/01/53 4,683,597 4,466,582
5.000% due 12/01/31 - 12/01/53 6,605,232 6,408,225
a
Principal
Amount Value
5.500% due 04/01/34 - 03/01/54 $ 2,622,814 $ 2,594,360
6.000% due 04/01/36 - 06/01/54 3,640,053 3,667,894
6.500% due 08/01/37 - 12/01/53 2,063,496 2,117,849
81,182,952
Government National Mortgage Association - 5.9%
due 07/20/54 # 1,225,000 1,242,646
due 07/20/54 # 1,600,000 1,606,895
due 07/20/54 # 1,950,000 1,934,899
due 07/20/54 # 750,000 730,359
2.000% due 10/20/50 - 04/20/52 14,596,723 11,825,072
2.500% due 01/20/43 - 05/20/52 16,410,041 13,825,451
3.000% due 08/20/42 - 08/20/52 11,957,319 10,482,844
3.500% due 10/15/41 - 10/20/52 9,136,544 8,295,329
4.000% due 06/15/39 - 11/20/52 6,046,581 5,644,205
4.500% due 02/15/39 - 03/20/53 4,781,569 4,575,339
5.000% due 05/15/36 - 07/20/53 4,537,165 4,434,935
5.500% due 04/15/37 - 05/20/53 2,495,083 2,481,425
6.000% due 01/15/38 - 02/20/54 1,592,060 1,601,608
6.500% due 10/15/38 - 06/20/54 1,424,397 1,446,285
70,127,292
Total Mortgage-Backed Securities
    (Cost $364,375,757) 320,929,710
ASSET-BACKED SECURITIES - 0.5%
Automobile Other - 0.1%
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  300,000 291,785
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 257,347
549,132
Automobile Sequential - 0.2%
Ally Auto Receivables Trust
5.460% due 05/15/28  83,000 83,261
AmeriCredit Automobile Receivables Trust
5.620% due 11/18/27  97,000 97,195
BMW Vehicle Owner Trust
5.470% due 02/25/28  56,000 56,199
Capital One Prime Auto Receivables Trust
4.870% due 02/15/28  175,000 173,879
CarMax Auto Owner Trust
4.750% due 10/15/27  180,000 178,600
5.280% due 05/15/28  73,000 72,988
Ford Credit Auto Owner Trust
5.230% due 05/15/28  200,000 199,934
GM Financial Consumer Automobile
Receivables Trust
4.470% due 02/16/28  250,000 247,338
4.660% due 02/16/28  55,000 54,538
Harley-Davidson Motorcycle Trust
5.050% due 12/15/27  300,000 298,742
Honda Auto Receivables Owner Trust
5.040% due 04/21/27  167,000 166,355
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 299,107
5.480% due 04/17/28  44,000 44,146
Mercedes-Benz Auto Lease Trust
5.320% due 01/18/28  71,000 71,255
Toyota Auto Receivables Owner Trust
4.710% due 02/15/28  250,000 247,533

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/28  $ 100,000 $ 99,655
2,390,725
Credit Card Bullet - 0.1%
American Express Credit Account Master
Trust
3.750% due 08/15/27  450,000 442,060
BA Credit Card Trust
4.930% due 05/15/29  350,000 350,452
Chase Issuance Trust
3.970% due 09/15/27  180,000 177,129
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 267,874
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 249,249
5.030% due 10/15/27  100,000 99,668
1,586,432
Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/28  237,000 233,946
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 298,238
John Deere Owner Trust
4.960% due 11/15/28  37,000 36,893
5.180% due 03/15/28  83,000 82,876
Verizon Master Trust
5.160% due 06/20/29  125,000 125,053
5.340% due 04/22/30  300,000 303,017
846,077
Total Asset-Backed Securities
    (Cost $5,698,879) 5,606,312
U.S. GOVERNMENT AGENCY ISSUES - 0.9%
Fannie Mae
0.375% due 08/25/25  95,000 90,080
0.500% due 11/07/25  465,000 438,202
0.750% due 10/08/27  300,000 265,593
0.875% due 08/05/30  500,000 405,304
5.625% due 07/15/37  100,000 109,769
6.625% due 11/15/30  500,000 559,138
7.125% due 01/15/30  525,000 594,551
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 298,517
5.125% due 10/10/25  1,000,000 1,001,705
Federal Home Loan Bank
0.375% due 09/04/25  475,000 450,814
1.250% due 12/21/26  300,000 276,300
3.250% due 11/16/28  1,000,000 954,633
4.750% due 04/09/27  1,470,000 1,474,550
5.500% due 07/15/36  100,000 108,959
Freddie Mac
0.375% due 09/23/25  1,525,000 1,441,479
0.375% due 07/21/25  680,000 647,934
6.250% due 07/15/32  475,000 531,920
Tennessee Valley Authority
3.500% due 12/15/42  100,000 82,220
3.875% due 03/15/28  318,000 311,227
4.250% due 09/15/65  200,000 171,694
5.250% due 09/15/39  25,000 25,956
a
Principal
Amount Value
5.375% due 04/01/56  $ 50,000 $ 52,472
6.750% due 11/01/25  150,000 154,288
7.125% due 05/01/30  50,000 56,716
Total U.S. Government Agency Issues
    (Cost $11,006,057) 10,504,021
U.S. TREASURY OBLIGATIONS - 42.4%
U.S. Treasury Bonds - 8.8%
1.125% due 05/15/40  1,750,000 1,077,549
1.125% due 08/15/40  3,700,000 2,254,254
1.250% due 05/15/50  1,850,000 917,268
1.375% due 11/15/40  3,000,000 1,894,102
1.375% due 08/15/50  3,600,000 1,842,961
1.625% due 11/15/50  3,100,000 1,697,795
1.750% due 08/15/41  2,750,000 1,817,954
1.875% due 02/15/41  6,100,000 4,176,236
1.875% due 02/15/51  3,100,000 1,810,957
1.875% due 11/15/51  5,400,000 3,135,375
2.000% due 11/15/41  4,500,000 3,093,223
2.000% due 02/15/50  2,250,000 1,366,963
2.000% due 08/15/51  4,200,000 2,523,937
2.250% due 05/15/41  4,200,000 3,040,160
2.250% due 08/15/46  2,150,000 1,433,613
2.250% due 08/15/49  1,350,000 872,807
2.250% due 02/15/52  2,700,000 1,720,512
2.375% due 02/15/42  3,250,000 2,366,914
2.375% due 11/15/49  1,950,000 1,295,074
2.375% due 05/15/51  3,500,000 2,306,035
2.500% due 02/15/45  2,800,000 1,998,172
2.500% due 02/15/46  2,600,000 1,832,797
2.500% due 05/15/46  1,000,000 703,125
2.750% due 08/15/42  450,000 346,254
2.750% due 11/15/42  1,850,000 1,418,357
2.750% due 11/15/47  2,500,000 1,818,359
2.875% due 08/15/45  1,000,000 759,844
2.875% due 05/15/49  1,275,000 942,081
2.875% due 05/15/52  2,750,000 2,015,986
3.000% due 05/15/42  1,075,000 863,275
3.000% due 05/15/45  1,500,000 1,166,367
3.000% due 02/15/47  500,000 383,330
3.000% due 05/15/47  1,700,000 1,300,766
3.000% due 02/15/48  2,000,000 1,522,227
3.000% due 08/15/48  1,500,000 1,138,418
3.000% due 02/15/49  2,000,000 1,515,312
3.000% due 08/15/52  3,000,000 2,257,500
3.125% due 11/15/41  975,000 803,575
3.125% due 02/15/43  1,000,000 810,078
3.125% due 08/15/44  600,000 479,695
3.125% due 05/15/48  2,700,000 2,100,252
3.250% due 05/15/42  2,000,000 1,663,711
3.375% due 08/15/42  3,000,000 2,534,766
3.625% due 08/15/43  1,525,000 1,325,559
3.625% due 02/15/44  500,000 433,242
3.625% due 02/15/53  3,350,000 2,850,510
3.625% due 05/15/53  3,500,000 2,978,965
3.750% due 08/15/41  1,300,000 1,174,418
3.750% due 11/15/43  1,000,000 884,141
3.875% due 02/15/43  750,000 678,164
3.875% due 05/15/43  2,500,000 2,256,396
4.000% due 11/15/52  2,200,000 2,004,621
4.125% due 08/15/53  1,000,000 931,445

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.250% due 11/15/40  $ 750,000 $ 726,797
4.250% due 02/15/54  4,000,000 3,809,687
4.375% due 05/15/40  1,025,000 1,011,507
4.375% due 05/15/41  775,000 760,257
4.375% due 08/15/43  1,000,000 965,547
4.500% due 02/15/36  1,750,000 1,783,633
4.500% due 05/15/38  500,000 505,020
4.500% due 08/15/39  700,000 702,557
4.500% due 02/15/44  1,750,000 1,717,187
4.625% due 05/15/54  750,000 760,488
4.750% due 02/15/41  1,350,000 1,386,914
4.750% due 11/15/43  750,000 760,195
4.750% due 11/15/53  750,000 775,488
5.375% due 02/15/31  1,100,000 1,170,555
6.250% due 05/15/30  1,050,000 1,152,457
104,523,686
U.S. Treasury Notes - 33.6%
due 06/30/29 # 2,000,000 1,991,797
due 06/30/31 # 2,000,000 1,988,906
0.250% due 07/31/25  5,000,000 4,748,926
0.250% due 08/31/25  3,100,000 2,933,436
0.250% due 09/30/25  3,200,000 3,017,688
0.250% due 10/31/25  4,000,000 3,759,688
0.375% due 11/30/25  2,500,000 2,345,654
0.375% due 12/31/25  2,500,000 2,338,232
0.375% due 01/31/26  4,000,000 3,728,359
0.500% due 02/28/26  3,500,000 3,259,512
0.500% due 05/31/27  3,500,000 3,119,238
0.500% due 06/30/27  1,000,000 888,711
0.500% due 08/31/27  2,500,000 2,207,813
0.500% due 10/31/27  2,000,000 1,755,938
0.625% due 07/31/26  3,250,000 2,990,254
0.625% due 12/31/27  3,000,000 2,629,629
0.625% due 05/15/30  3,350,000 2,708,658
0.625% due 08/15/30  3,400,000 2,725,578
0.750% due 03/31/26  2,500,000 2,331,787
0.750% due 04/30/26  2,500,000 2,325,586
0.750% due 05/31/26  3,000,000 2,782,500
0.750% due 08/31/26  3,000,000 2,759,531
0.750% due 01/31/28  2,500,000 2,195,410
0.875% due 06/30/26  4,500,000 4,175,156
0.875% due 09/30/26  2,950,000 2,715,440
0.875% due 11/15/30  4,250,000 3,438,599
1.000% due 07/31/28  2,000,000 1,747,344
1.125% due 10/31/26  5,000,000 4,614,844
1.125% due 02/28/27  750,000 685,898
1.125% due 02/29/28  2,750,000 2,443,472
1.125% due 08/31/28  2,750,000 2,409,795
1.125% due 02/15/31  3,500,000 2,863,027
1.250% due 11/30/26  5,000,000 4,618,457
1.250% due 12/31/26  3,500,000 3,226,904
1.250% due 03/31/28  4,000,000 3,563,047
1.250% due 04/30/28  2,500,000 2,221,631
1.250% due 05/31/28  3,000,000 2,660,156
1.250% due 06/30/28  1,500,000 1,327,324
1.250% due 09/30/28  3,000,000 2,636,719
1.250% due 08/15/31  5,500,000 4,464,561
1.375% due 10/31/28  4,000,000 3,527,813
1.375% due 12/31/28  2,400,000 2,108,063
1.375% due 11/15/31  5,500,000 4,474,980
1.500% due 08/15/26  3,200,000 2,995,000
1.500% due 01/31/27  3,500,000 3,239,619
1.500% due 11/30/28  2,500,000 2,212,793
a
Principal
Amount Value
1.500% due 02/15/30  $ 3,250,000 $ 2,790,176
1.625% due 02/15/26  1,900,000 1,805,037
1.625% due 05/15/26  1,300,000 1,227,586
1.625% due 10/31/26  3,000,000 2,802,070
1.625% due 08/15/29  2,000,000 1,753,047
1.625% due 05/15/31  6,000,000 5,036,719
1.750% due 12/31/26  2,500,000 2,333,594
1.750% due 01/31/29  1,500,000 1,337,783
1.875% due 07/31/26  1,000,000 944,453
1.875% due 02/28/27  3,000,000 2,799,023
1.875% due 02/28/29  2,000,000 1,791,211
1.875% due 02/15/32  3,500,000 2,938,633
2.000% due 11/15/26  1,000,000 941,172
2.125% due 05/31/26  3,000,000 2,857,266
2.250% due 11/15/25  2,200,000 2,121,711
2.250% due 08/15/27  4,200,000 3,924,949
2.250% due 11/15/27  2,300,000 2,139,988
2.375% due 04/30/26  1,000,000 958,281
2.375% due 05/15/27  2,750,000 2,590,371
2.375% due 03/31/29  2,675,000 2,447,521
2.375% due 05/15/29  1,000,000 913,398
2.500% due 03/31/27  2,500,000 2,369,971
2.625% due 05/31/27  2,500,000 2,371,240
2.625% due 02/15/29  2,750,000 2,549,873
2.625% due 07/31/29  2,000,000 1,843,203
2.750% due 04/30/27  2,000,000 1,905,703
2.750% due 07/31/27  1,500,000 1,424,561
2.750% due 02/15/28  3,500,000 3,300,459
2.750% due 05/31/29  2,000,000 1,858,281
2.750% due 08/15/32  3,000,000 2,670,059
2.875% due 05/15/28  2,500,000 2,362,109
2.875% due 08/15/28  1,750,000 1,649,067
2.875% due 04/30/29  2,000,000 1,870,703
2.875% due 05/15/32  3,500,000 3,154,033
3.000% due 07/15/25  1,500,000 1,468,565
3.125% due 08/31/27  2,500,000 2,398,926
3.125% due 11/15/28  3,000,000 2,849,121
3.125% due 08/31/29  1,500,000 1,414,893
3.250% due 06/30/27  3,000,000 2,895,059
3.250% due 06/30/29  1,750,000 1,662,808
3.375% due 05/15/33  4,250,000 3,939,551
3.500% due 09/15/25  5,000,000 4,910,645
3.500% due 01/31/28  2,100,000 2,034,088
3.500% due 04/30/28  2,500,000 2,418,506
3.500% due 01/31/30  1,500,000 1,436,777
3.500% due 04/30/30  1,750,000 1,673,438
3.500% due 02/15/33  4,750,000 4,452,568
3.625% due 05/15/26  3,500,000 3,429,111
3.625% due 03/31/28  3,250,000 3,159,038
3.625% due 05/31/28  3,500,000 3,400,674
3.625% due 03/31/30  2,000,000 1,926,094
3.750% due 12/31/28  2,750,000 2,680,283
3.750% due 05/31/30  2,500,000 2,421,484
3.750% due 06/30/30  2,000,000 1,936,211
3.875% due 11/30/27  2,500,000 2,452,783
3.875% due 12/31/27  1,500,000 1,471,523
3.875% due 09/30/29  1,500,000 1,465,957
3.875% due 12/31/29  2,000,000 1,952,969
3.875% due 08/15/33  2,000,000 1,924,531
4.000% due 12/15/25  3,000,000 2,961,738
4.000% due 02/15/26  2,500,000 2,466,553
4.000% due 01/15/27  5,000,000 4,928,027
4.000% due 02/29/28  5,000,000 4,924,414

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.000% due 06/30/28  $ 2,750,000 $ 2,708,589
4.000% due 01/31/29  3,000,000 2,954,355
4.000% due 10/31/29  1,500,000 1,474,922
4.000% due 02/28/30  2,000,000 1,964,219
4.000% due 07/31/30  1,750,000 1,716,982
4.000% due 01/31/31  3,000,000 2,940,234
4.000% due 02/15/34  5,750,000 5,582,441
4.125% due 06/15/26  2,500,000 2,471,582
4.125% due 09/30/27  1,000,000 988,809
4.125% due 10/31/27  3,000,000 2,966,836
4.125% due 07/31/28  2,000,000 1,979,102
4.125% due 03/31/29  5,000,000 4,949,902
4.125% due 08/31/30  1,750,000 1,727,954
4.125% due 11/15/32  3,450,000 3,392,590
4.250% due 12/31/25  6,500,000 6,438,682
4.250% due 01/31/26  4,500,000 4,457,285
4.250% due 03/15/27  3,000,000 2,976,328
4.250% due 02/28/29  5,000,000 4,978,418
4.250% due 02/28/31  2,000,000 1,988,477
4.375% due 08/15/26  3,500,000 3,477,578
4.375% due 08/31/28  2,500,000 2,497,363
4.375% due 11/30/28  2,500,000 2,500,049
4.375% due 11/30/30  1,750,000 1,751,777
4.375% due 05/15/34  2,000,000 2,000,781
4.500% due 11/15/25  3,500,000 3,479,219
4.500% due 07/15/26  2,000,000 1,991,719
4.500% due 05/31/29  2,000,000 2,013,906
4.500% due 11/15/33  2,500,000 2,523,633
4.625% due 02/28/26  3,000,000 2,989,570
4.625% due 03/15/26  2,000,000 1,993,281
4.625% due 09/30/28  2,500,000 2,521,533
4.625% due 04/30/29  3,000,000 3,034,922
4.625% due 04/30/31  1,500,000 1,524,492
4.625% due 05/31/31  3,000,000 3,049,219
4.750% due 07/31/25  5,000,000 4,982,910
4.875% due 11/30/25  1,800,000 1,798,207
4.875% due 04/30/26  3,000,000 3,004,805
4.875% due 10/31/28  2,000,000 2,037,695
4.875% due 10/31/30  2,000,000 2,056,875
5.000% due 08/31/25  4,000,000 3,997,422
5.000% due 09/30/25  2,500,000 2,499,219
399,126,941
Total U.S. Treasury Obligations
    (Cost $555,606,301) 503,650,627
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
0.750% due 05/19/26  300,000 278,240
3.750% due 04/26/28  300,000 291,614
Chile Government (Chile)
2.550% due 07/27/33  250,000 203,249
3.100% due 01/22/61  400,000 247,951
3.125% due 01/21/26  75,000 72,567
3.500% due 01/31/34  200,000 173,871
3.860% due 06/21/47  300,000 233,754
4.950% due 01/05/36  200,000 192,170
Export Development Canada (Canada)
3.000% due 05/25/27  200,000 191,238
3.375% due 08/26/25  90,000 88,282
3.875% due 02/14/28  100,000 97,733
4.125% due 02/13/29  340,000 334,963
4.375% due 06/29/26  200,000 198,289
a
Principal
Amount Value
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26  $ 200,000 $ 186,513
1.625% due 01/18/27  400,000 368,845
5.000% due 01/11/28  150,000 151,010
5.125% due 01/11/33  200,000 202,370
Indonesia Government (Indonesia)
2.850% due 02/14/30  200,000 177,520
3.200% due 09/23/61  200,000 128,951
3.550% due 03/31/32  200,000 179,754
4.200% due 10/15/50  300,000 248,405
4.550% due 01/11/28  200,000 195,995
4.700% due 02/10/34  200,000 193,173
Israel Government (Israel)
2.750% due 07/03/30  200,000 169,049
5.375% due 03/12/29  200,000 196,466
5.500% due 03/12/34  200,000 190,798
Japan Bank for International Cooperation
(Japan)
0.625% due 07/15/25  235,000 224,005
1.250% due 01/21/31  200,000 162,282
1.875% due 07/21/26  200,000 188,149
1.875% due 04/15/31  200,000 168,236
3.250% due 07/20/28  200,000 189,658
4.250% due 01/26/26  500,000 493,647
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28  200,000 189,854
Korea Development Bank (South Korea)
2.000% due 09/12/26  200,000 187,605
4.500% due 02/15/29  250,000 247,289
4.625% due 02/15/27  300,000 298,187
Korea International (South Korea)
1.750% due 10/15/31  200,000 164,833
2.750% due 01/19/27  200,000 190,109
Mexico Government (Mexico)
2.659% due 05/24/31  200,000 164,593
3.500% due 02/12/34  200,000 162,986
4.150% due 03/28/27  200,000 193,865
4.280% due 08/14/41  200,000 155,305
4.400% due 02/12/52  400,000 292,898
4.500% due 01/31/50  200,000 150,549
4.600% due 01/23/46  250,000 193,446
4.600% due 02/10/48  200,000 152,952
4.750% due 04/27/32  350,000 323,884
4.750% due 03/08/44  264,000 212,384
6.400% due 05/07/54  500,000 477,310
6.750% due 09/27/34  225,000 235,073
Panama Government (Panama)
3.870% due 07/23/60  200,000 114,526
4.500% due 05/15/47  350,000 242,994
6.400% due 02/14/35  265,000 251,719
6.700% due 01/26/36  100,000 97,288
8.000% due 03/01/38  200,000 211,107
8.875% due 09/30/27  100,000 108,334
Peruvian Government (Peru)
2.780% due 12/01/60  200,000 112,507
2.783% due 01/23/31  300,000 258,316
3.300% due 03/11/41  250,000 185,627
4.125% due 08/25/27  150,000 145,036
8.750% due 11/21/33  200,000 244,173
Philippine Government (Philippines)
1.648% due 06/10/31  200,000 159,209
2.650% due 12/10/45  200,000 131,402

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.950% due 05/05/45  $ 200,000 $ 138,693
3.000% due 02/01/28  200,000 186,423
5.000% due 07/17/33  200,000 197,601
5.609% due 04/13/33  200,000 205,973
6.375% due 10/23/34  250,000 273,987
7.750% due 01/14/31  200,000 228,672
Province of Alberta Canada (Canada)
1.300% due 07/22/30  250,000 206,478
4.500% due 01/24/34  150,000 147,047
Province of British Columbia (Canada)
1.300% due 01/29/31  500,000 407,382
4.200% due 07/06/33  100,000 95,948
4.900% due 04/24/29  200,000 202,491
Province of Manitoba Canada (Canada)
1.500% due 10/25/28  155,000 136,224
Province of New Brunswick Canada
(Canada)
3.625% due 02/24/28  50,000 47,949
Province of Ontario Canada (Canada)
0.625% due 01/21/26  300,000 280,326
1.050% due 04/14/26  200,000 186,735
1.050% due 05/21/27  200,000 180,437
2.000% due 10/02/29  100,000 87,984
2.125% due 01/21/32  150,000 125,814
2.300% due 06/15/26  250,000 237,855
3.625% due 04/13/28  200,000 192,787
Province of Quebec Canada (Canada)
0.600% due 07/23/25  100,000 95,304
1.350% due 05/28/30  50,000 41,585
1.900% due 04/21/31  200,000 168,139
4.500% due 04/03/29  200,000 199,040
7.500% due 09/15/29  75,000 84,737
Republic of Italy Government (Italy)
2.875% due 10/17/29  200,000 178,157
3.875% due 05/06/51  200,000 142,068
4.000% due 10/17/49  200,000 149,592
Republic of Poland Government (Poland)
5.125% due 09/18/34  250,000 246,228
5.500% due 11/16/27  250,000 255,052
5.500% due 03/18/54  145,000 140,933
State of Israel (Israel)
3.375% due 01/15/50  500,000 319,865
Svensk Exportkredit AB (Sweden)
4.250% due 02/01/29  200,000 197,450
Uruguay Government (Uruguay)
4.125% due 11/20/45  143,467 124,745
4.375% due 10/27/27  200,000 198,143
5.100% due 06/18/50  200,000 188,790
5.750% due 10/28/34  200,000 208,702
Total Foreign Government Bonds & Notes
    (Cost $21,979,828) 19,579,443
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,843
8.084% due 02/15/50  300,000 391,651
Bay Area Toll Authority
6.263% due 04/01/49  25,000 27,048
7.043% due 04/01/50  50,000 59,190
California State University
2.975% due 11/01/51  50,000 34,032
a
Principal
Amount Value
5.183% due 11/01/53  $ 200,000 $ 196,718
Central Puget Sound Regional Transit
Authority
5.491% due 11/01/39  25,000 25,294
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 45,041
Chicago Transit Authority Sales & Transfer
Tax Receipts Revenue
6.899% due 12/01/40  92,179 101,926
City of Atlanta Water & Wastewater
Revenue
2.257% due 11/01/35  100,000 79,399
City of Houston
3.961% due 03/01/47  50,000 42,674
City of New York
5.517% due 10/01/37  40,000 40,009
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 99,851
5.456% due 12/01/39  25,000 25,331
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 140,813
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 136,083
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 88,907
Dallas Independent School District Class C
6.450% due 02/15/35  50,000 50,152
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 112,148
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 182,977
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,118
Louisiana Local Government Environmental
Facilities & Community Development
Authority
5.198% due 12/01/39  300,000 301,678
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 37,680
3.395% due 10/15/40  20,000 16,292
Metropolitan Transportation Authority
5.871% due 11/15/39  25,000 25,764
6.668% due 11/15/39  55,000 59,727
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 27,240
6.655% due 04/01/57  94,000 102,626
New Jersey Economic Development
Authority
7.425% due 02/15/29  125,000 133,222
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 114,381
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 51,745
6.011% due 06/15/42  10,000 10,413
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.572% due 11/01/38  30,000 29,984
New York State Urban Development Corp.
3.900% due 03/15/33  50,000 46,884
5.770% due 03/15/39  20,000 20,278
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 73,928

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  $ 185,000 $ 143,410
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 167,675
4.031% due 09/01/48  50,000 42,112
4.229% due 10/15/57  30,000 25,418
4.458% due 10/01/62  100,000 86,977
5.647% due 11/01/40  150,000 155,794
Regents of the University of California
Medical Center Pooled Revenue
4.132% due 05/15/32  100,000 95,175
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 10,723
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,762
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 51,998
State Board of Administration Finance
Corp.
2.154% due 07/01/30  100,000 84,803
State of California
1.700% due 02/01/28  200,000 179,999
3.500% due 04/01/28  100,000 95,745
5.125% due 03/01/38  200,000 199,031
7.300% due 10/01/39  100,000 114,564
7.500% due 04/01/34  50,000 57,780
7.600% due 11/01/40  270,000 323,910
7.625% due 03/01/40  40,000 47,487
State of Connecticut
5.090% due 10/01/30  50,000 49,510
State of Illinois
6.725% due 04/01/35  338,462 355,886
State of Texas
5.517% due 04/01/39  100,000 103,146
State of Utah
4.554% due 07/01/24  5,000 5,000
State of Wisconsin
3.154% due 05/01/27  250,000 239,562
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,041
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  388,016 387,825
University of California
3.063% due 07/01/25  50,000 48,964
4.767% due 05/15/15  75,000 64,614
4.858% due 05/15/12  100,000 87,798
University of Michigan
3.599% due 04/01/47  80,000 67,605
4.454% due 04/01/22  100,000 82,890
Total Municipal Bonds
    (Cost $7,022,815) 6,413,251
a Shares Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 11,060,116 $ 11,060,116
a
Total Short-Term Investments
(Cost $11,060,116) 11,060,116
TOTAL INVESTMENTS - 100.1%
(Cost $1,322,079,404) 1,190,303,556
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,240,428)
NET ASSETS - 100.0% $ 1,189,063,128
U.S. Treasury Obligations 42 .4%
Mortgage-Backed Securities 27 .0%
Corporate Bonds & Notes 26 .3%
Others (each less than 3.0%) 4 .4%
100 .1%
Other Assets and Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 312,560,076 $ – $ 312,560,076 $ –
Mortgage-Backed Securities 320,929,710 – 320,929,710 –
Asset-Backed Securities 5,606,312 – 5,606,312 –
U.S. Government Agency Issues 10,504,021 – 10,504,021 –
U.S. Treasury Obligations 503,650,627 – 503,650,627 –
Foreign Government Bonds & Notes 19,579,443 – 19,579,443 –
Municipal Bonds 6,413,251 – 6,413,251 –
Short-Term Investments 11,060,116 11,060,116 – –
Total $ 1,190,303,556 $ 11,060,116 $ 1,179,243,440 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 3,171
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 3,171
Principal
Amount
CORPORATE BONDS & NOTES - 97.7%
Basic Materials - 5.2%
Ahlstrom Holding 3 OY (Finland)
4.875% due 02/04/28 ~ $ 300,000 281,044
Alcoa Nederland Holding BV
7.125% due 03/15/31 ~ 637,000 655,305
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 45,000 43,871
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 96,000 100,862
11.500% due 10/01/31 ~ 34,000 38,089
Ashland, Inc.
3.375% due 09/01/31 ~ 200,000 168,557
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~ 244,000 133,883
7.500% due 09/30/29 ~ 123,000 62,873
ATI, Inc.
5.125% due 10/01/31  50,000 46,273
5.875% due 12/01/27  200,000 197,585
7.250% due 08/15/30  50,000 51,684
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 300,000 268,889
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)
8.750% due 07/15/26 ~ 145,000 130,741
Carpenter Technology Corp.
6.375% due 07/15/28  125,000 125,435
Cerdia Finanz GmbH (Germany)
10.500% due 02/15/27 ~ 100,000 103,609
Chemours Co.
4.625% due 11/15/29 ~ 300,000 258,615
5.750% due 11/15/28 ~ 270,000 249,583
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 120,000 113,722
6.250% due 10/01/40  100,000 83,883
6.750% due 04/15/30 ~ 100,000 99,064
7.000% due 03/15/32 ~ 140,000 138,590
Commercial Metals Co.
3.875% due 02/15/31  200,000 178,713
4.125% due 01/15/30  95,000 86,975
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 135,000 129,140
Consolidated Energy Finance SA
(Switzerland)
5.625% due 10/15/28 ~ 450,000 382,996
12.000% due 02/15/31 ~ 50,000 51,633
Constellium SE
5.625% due 06/15/28 ~ 250,000 244,917
a
Principal
Amount Value
CVR Partners LP/CVR Nitrogen Finance
Corp.
6.125% due 06/15/28 ~ $ 100,000 $ 96,162
Domtar Corp.
6.750% due 10/01/28 ~ 200,000 178,571
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 474,000 424,246
4.500% due 09/15/27 ~ 300,000 286,949
5.875% due 04/15/30 ~ 100,000 97,798
GPD Cos., Inc.
10.125% due 04/01/26 ~ 50,000 47,849
HB Fuller Co.
4.250% due 10/15/28  100,000 94,749
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 200,000 173,744
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 350,000 348,606
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 250,000 250,790
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 140,774
Ingevity Corp.
3.875% due 11/01/28 ~ 200,000 181,742
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 106,542
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 131,000 116,152
4.625% due 03/01/28 ~ 114,000 106,799
LSF11 A5 HoldCo LLC
6.625% due 10/15/29 ~ 300,000 284,278
Mativ Holdings, Inc.
6.875% due 10/01/26 ~ 75,000 74,602
Mercer International, Inc. (Germany)
5.125% due 02/01/29  300,000 264,330
5.500% due 01/15/26  150,000 145,694
12.875% due 10/01/28 ~ 25,000 26,924
Methanex Corp. (Canada)
5.125% due 10/15/27  125,000 120,657
5.650% due 12/01/44  50,000 43,273
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 175,000 179,230
8.125% due 05/01/27 ~ 213,000 214,858
9.250% due 10/01/28 ~ 99,000 104,027
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 16,000 15,205
New Gold, Inc. (Canada)
7.500% due 07/15/27 ~ 165,000 166,258
Novelis Corp.
3.250% due 11/15/26 ~ 375,000 353,246
OCI NV (Netherlands)
4.625% due 10/15/25 ~ 160,000 157,287
Olin Corp.
5.000% due 02/01/30  300,000 283,737
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 400,000 364,368
6.250% due 10/01/29 ~ 150,000 137,093
9.750% due 11/15/28 ~ 50,000 52,961
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 60,000 64,652
Rayonier AM Products, Inc.
7.625% due 01/15/26 ~ 350,000 328,503

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ $ 221,000 $ 205,831
6.625% due 05/01/29 ~ 105,000 98,885
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 165,000 149,584
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 81,000 82,966
TMS International Corp.
6.250% due 04/15/29 ~ 50,000 45,941
Tronox, Inc.
4.625% due 03/15/29 ~ 250,000 225,941
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 390,000 359,873
11,628,208
Communications - 14.8%
Acuris Finance U.S., Inc./Acuris Finance
SARL
5.000% due 05/01/28 ~ 200,000 177,822
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 250,000 226,421
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 600,000 436,609
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 205,000 82,057
Altice France SA (France)
5.125% due 01/15/29 ~ 350,000 228,745
5.125% due 07/15/29 ~ 500,000 329,583
5.500% due 10/15/29 ~ 640,000 422,699
8.125% due 02/01/27 ~ 350,000 262,782
AMC Networks, Inc.
4.250% due 02/15/29  148,000 100,008
10.250% due 01/15/29 ~ 42,000 41,418
ANGI Group LLC
3.875% due 08/15/28 ~ 100,000 86,031
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 250,000 223,510
Block Communications, Inc.
4.875% due 03/01/28 ~ 300,000 268,903
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 250,000 236,945
Cable One, Inc.
4.000% due 11/15/30 ~ 360,000 268,985
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 200,000 177,060
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 945,000 772,264
4.250% due 01/15/34 ~ 200,000 151,976
4.500% due 08/15/30 ~ 500,000 423,668
4.500% due 05/01/32  879,000 708,559
4.750% due 02/01/32 ~ 190,000 155,742
5.125% due 05/01/27 ~ 100,000 96,096
5.375% due 06/01/29 ~ 789,000 718,534
5.500% due 05/01/26 ~ 225,000 222,976
6.375% due 09/01/29 ~ 270,000 256,837
7.375% due 03/01/31 ~ 200,000 197,326
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 72,390
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 600,000 573,567
7.500% due 06/01/29 ~ 225,000 188,241
7.875% due 04/01/30 ~ 145,000 146,066
a
Principal
Amount Value
9.000% due 09/15/28 ~ $ 125,000 $ 130,987
CMG Media Corp.
8.875% due 12/15/27 ~ 250,000 143,209
Cogent Communications Group, Inc.
7.000% due 06/15/27 ~ 380,000 376,808
Cogent Communications Group, Inc./Cogent
Communications Finance, Inc.
7.000% due 06/15/27 ~ 50,000 49,528
CommScope Technologies LLC
6.000% due 06/15/25 ~ 313,000 255,405
CommScope, Inc.
4.750% due 09/01/29 ~ 395,000 274,450
6.000% due 03/01/26 ~ 280,000 246,064
7.125% due 07/01/28 ~ 119,000 49,452
8.250% due 03/01/27 ~ 250,000 118,889
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
6.750% due 10/01/26 ~ 227,000 219,285
Consolidated Communications, Inc.
5.000% due 10/01/28 ~ 150,000 124,227
6.500% due 10/01/28 ~ 102,000 87,425
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 125,016
4.125% due 12/01/30 ~ 200,000 129,466
4.625% due 12/01/30 ~ 566,000 206,670
5.000% due 11/15/31 ~ 50,000 18,167
5.375% due 02/01/28 ~ 350,000 266,303
7.500% due 04/01/28 ~ 200,000 106,364
11.250% due 05/15/28 ~ 200,000 174,423
11.750% due 01/31/29 ~ 400,000 341,392
Cumulus Media New Holdings, Inc.
8.000% due 07/01/29 ~ 94,000 40,148
Directv Financing LLC
8.875% due 02/01/30 ~ 100,000 97,953
Directv Financing LLC/Directv Financing
Co.-Obligor, Inc.
5.875% due 08/15/27 ~ 390,000 367,154
DISH DBS Corp.
5.125% due 06/01/29  200,000 79,416
5.250% due 12/01/26 ~ 575,000 454,634
5.750% due 12/01/28 ~ 600,000 417,113
5.875% due 11/15/24  365,000 346,890
7.375% due 07/01/28  80,000 34,111
7.750% due 07/01/26  218,000 135,546
DISH Network Corp.
11.750% due 11/15/27 ~ 225,000 220,825
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 475,000 447,982
5.875% due 10/15/27 ~ 160,000 156,365
6.750% due 05/01/29 ~ 200,000 183,650
8.625% due 03/15/31 ~ 150,000 154,679
8.750% due 05/15/30 ~ 170,000 175,360
Gannett Holdings LLC
6.000% due 11/01/26 ~ 250,000 239,362
Gen Digital, Inc.
6.750% due 09/30/27 ~ 150,000 152,034
7.125% due 09/30/30 ~ 74,000 75,888
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 100,296
Gray Television, Inc.
5.375% due 11/15/31 ~ 350,000 198,693
10.500% due 07/15/29 ~ 88,000 88,560

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ $ 100,000 $ 90,717
Hughes Satellite Systems Corp.
5.250% due 08/01/26  400,000 310,032
6.625% due 08/01/26  150,000 69,893
iHeartCommunications, Inc.
5.250% due 08/15/27 ~ 191,000 101,601
6.375% due 05/01/26  200,000 155,596
8.375% due 05/01/27  100,000 37,100
Iliad Holding SASU (France)
6.500% due 10/15/26 ~ 266,000 265,058
8.500% due 04/15/31 ~ 225,000 228,051
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 415,000 387,142
Lamar Media Corp.
3.625% due 01/15/31  120,000 105,812
4.875% due 01/15/29  200,000 192,414
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 300,000 249,441
6.750% due 10/15/27 ~ 300,000 281,286
Level 3 Financing, Inc.
3.400% due 03/01/27 ~ 140,000 73,203
3.625% due 01/15/29 ~ 100,000 30,636
3.875% due 11/15/29 ~ 200,000 60,628
4.625% due 09/15/27 ~ 400,000 208,790
10.500% due 05/15/30 ~ 118,000 117,459
11.000% due 11/15/29 ~ 200,000 204,910
Lumen Technologies, Inc.
4.000% due 02/15/27 ~ 560,000 288,663
4.500% due 01/15/29 ~ 150,000 43,317
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 125,000 105,966
4.125% due 08/01/30 ~ 150,000 132,872
4.625% due 06/01/28 ~ 135,000 126,471
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 350,000 337,831
Midcontinent Communications/Midcontinent
Finance Corp.
5.375% due 08/15/27 ~ 100,000 96,103
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 192,000 100,892
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 475,000 456,342
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 199,000 206,442
News Corp.
3.875% due 05/15/29 ~ 85,000 78,317
5.125% due 02/15/32 ~ 100,000 94,923
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 285,000 253,649
5.625% due 07/15/27 ~ 238,000 226,283
Nokia OYJ (Finland)
6.625% due 05/15/39  50,000 49,920
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.625% due 03/15/30 ~ 200,000 180,386
5.000% due 08/15/27 ~ 365,000 353,564
7.375% due 02/15/31 ~ 50,000 52,097
Paramount Global
6.250% due 02/28/57  292,000 238,325
Qwest Corp.
7.250% due 09/15/25  35,000 34,177
a
Principal
Amount Value
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ $ 83,000 $ 41,226
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 300,000 237,564
9.750% due 04/15/29 ~ 400,000 412,900
11.250% due 02/15/27 ~ 200,000 213,971
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 95,896
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 175,000 122,085
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 90,787
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~ 450,000 301,921
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~ 146,000 137,494
4.000% due 07/15/28 ~ 275,000 248,668
4.125% due 07/01/30 ~ 250,000 213,735
5.000% due 08/01/27 ~ 160,000 153,312
5.500% due 07/01/29 ~ 360,000 338,443
Stagwell Global LLC
5.625% due 08/15/29 ~ 450,000 415,997
Summer BC Bidco B LLC
5.500% due 10/31/26 ~ 200,000 195,478
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 250,000 227,203
TEGNA, Inc.
4.625% due 03/15/28  235,000 212,629
4.750% due 03/15/26 ~ 141,000 137,996
5.000% due 09/15/29  224,000 198,020
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34 ~ 200,000 189,520
7.200% due 07/18/36  126,000 121,051
7.200% due 07/18/36 ~ 374,000 386,054
7.721% due 06/04/38  49,000 47,861
7.721% due 06/04/38 ~ 101,000 106,417
Telenet Finance Luxembourg Notes SARL
(Belgium)
5.500% due 03/01/28 ~ 400,000 380,408
Telesat Canada/Telesat LLC Class L
(Canada)
6.500% due 10/15/27 ~ 134,000 42,096
Townsquare Media, Inc.
6.875% due 02/01/26 ~ 100,000 98,556
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 500,000 477,332
Univision Communications, Inc.
4.500% due 05/01/29 ~ 172,000 144,735
6.625% due 06/01/27 ~ 155,000 148,539
7.375% due 06/30/30 ~ 206,000 191,780
8.000% due 08/15/28 ~ 261,000 254,771
8.500% due 07/31/31 ~ 50,000 48,607
Urban One, Inc.
7.375% due 02/01/28 ~ 310,000 238,580
Viasat, Inc.
5.625% due 04/15/27 ~ 500,000 447,936
7.500% due 05/30/31 ~ 136,000 90,514
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 169,767
5.500% due 05/15/29 ~ 223,000 204,035

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ $ 700,000 $ 591,318
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81  250,000 235,630
4.125% due 06/04/81  500,000 426,872
5.125% due 06/04/81  100,000 73,810
7.000% due 04/04/79  200,000 206,466
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 100,000 85,379
Windstream Escrow LLC/Windstream
Escrow Finance Corp.
7.750% due 08/15/28 ~ 396,000 373,468
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 450,000 360,448
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 215,000 194,605
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 170,241
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 200,000 178,127
33,170,566
Consumer, Cyclical - 21.0%
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 21,779
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ 63,000 64,538
8.250% due 04/15/31 ~ 63,000 65,813
Advance Auto Parts, Inc.
1.750% due 10/01/27  500,000 437,708
3.900% due 04/15/30  100,000 90,436
Affinity Interactive
6.875% due 12/15/27 ~ 200,000 176,686
Air Canada (Canada)
3.875% due 08/15/26 ~ 205,000 195,224
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 300,000 131,819
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 300,000 263,294
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 315,000 213,711
10.000% Cash or 12.000% PIK due
06/15/26 ~ 200,000 173,616
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 38,925
American Airlines Group, Inc.
3.750% due 03/01/25 ~ 150,000 147,757
American Airlines, Inc.
7.250% due 02/15/28 ~ 600,000 601,021
8.500% due 05/15/29 ~ 460,000 478,212
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.500% due 04/20/26 ~ 156,667 155,419
5.750% due 04/20/29 ~ 45,000 43,821
American Axle & Manufacturing, Inc.
6.250% due 03/15/26  18,000 18,022
6.875% due 07/01/28  150,000 149,849
American Builders & Contractors Supply
Co., Inc.
4.000% due 01/15/28 ~ 129,000 120,607
Asbury Automotive Group, Inc.
4.500% due 03/01/28  150,000 142,312
4.750% due 03/01/30  218,000 202,281
a
Principal
Amount Value
Ashton Woods USA LLC/Ashton Woods
Finance Co.
6.625% due 01/15/28 ~ $ 250,000 $ 249,897
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 200,000 197,273
At Home Group, Inc.
4.875% due 07/15/28 ~ 290,000 121,800
Avianca Midco 2 PLC (United Kingdom)
9.000% due 12/01/28 ~ 400,000 386,725
Banijay Entertainment SASU (France)
8.125% due 05/01/29 ~ 200,000 204,737
Bath & Body Works, Inc.
6.694% due 01/15/27  195,000 197,838
6.750% due 07/01/36  90,000 89,692
6.875% due 11/01/35  300,000 302,862
BCPE Empire Holdings, Inc.
7.625% due 05/01/27 ~ 190,000 184,291
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~ 150,000 145,987
6.500% due 08/01/30 ~ 65,000 65,641
Beazer Homes USA, Inc.
7.500% due 03/15/31 ~ 25,000 24,979
Bloomin' Brands, Inc./OSI Restaurant
Partners LLC
5.125% due 04/15/29 ~ 100,000 90,288
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 100,000 93,085
Boyd Gaming Corp.
4.750% due 12/01/27  550,000 530,390
Boyne USA, Inc.
4.750% due 05/15/29 ~ 100,000 93,373
Brinker International, Inc.
5.000% due 10/01/24 ~ 100,000 99,773
8.250% due 07/15/30 ~ 50,000 52,541
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 65,000 58,211
5.000% due 06/15/29 ~ 100,000 91,450
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 200,000 201,112
7.000% due 02/15/30 ~ 500,000 511,153
Carnival Corp.
4.000% due 08/01/28 ~ 725,000 681,314
5.750% due 03/01/27 ~ 387,000 382,568
6.000% due 05/01/29 ~ 300,000 296,533
6.650% due 01/15/28  200,000 201,750
7.000% due 08/15/29 ~ 52,000 53,935
7.625% due 03/01/26 ~ 420,000 424,448
Carnival PLC
7.875% due 06/01/27  185,000 194,610
Carvana Co.
12.000% Cash or 12.000% PIK due
12/01/28 ~ 540,959 582,178
13.000% Cash or 13.000% PIK due
06/01/30 ~ 149,350 163,629
14.000% Cash or 14.000% PIK due
06/01/31 ~ 204,553 230,266
CD&R Smokey Buyer, Inc.
6.750% due 07/15/25 ~ 120,000 119,338
CEC Entertainment LLC
6.750% due 05/01/26 ~ 88,000 87,357
Cedar Fair LP
5.250% due 07/15/29  250,000 240,034

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
6.500% due 10/01/28  $ 100,000 $ 100,602
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 226,442
6.750% due 05/01/31 ~ 510,000 513,399
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 47,608
8.500% due 05/15/27 ~ 500,000 503,758
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due
05/15/27 ~ 328,804 249,858
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 69,000 71,407
Crocs, Inc.
4.125% due 08/15/31 ~ 150,000 130,774
Dana, Inc.
4.250% due 09/01/30  100,000 87,402
4.500% due 02/15/32  300,000 257,872
Dave & Buster's, Inc.
7.625% due 11/01/25 ~ 140,000 140,805
Delta Air Lines, Inc.
7.375% due 01/15/26  90,000 91,884
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 38,000 38,950
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 200,000 213,136
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 58,000 59,088
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 300,000 281,355
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 162,000 173,224
Everi Holdings, Inc.
5.000% due 07/15/29 ~ 200,000 196,878
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 240,000 234,961
5.875% due 04/01/29 ~ 250,000 230,196
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 ~ 215,000 188,974
FirstCash, Inc.
4.625% due 09/01/28 ~ 150,000 141,129
5.625% due 01/01/30 ~ 75,000 71,106
6.875% due 03/01/32 ~ 67,000 67,075
Foot Locker, Inc.
4.000% due 10/01/29 ~ 350,000 291,986
Forestar Group, Inc.
5.000% due 03/01/28 ~ 150,000 144,038
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 300,000 288,418
Gap, Inc.
3.625% due 10/01/29 ~ 345,000 298,986
Garrett Motion Holdings, Inc./Garrett LX I
SARL
7.750% due 05/31/32 ~ 160,000 162,281
Gates Corp.
6.875% due 07/01/29 ~ 56,000 57,047
Genting New York LLC/GENNY Capital, Inc.
3.300% due 02/15/26 ~ 200,000 191,073
a
Principal
Amount Value
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ $ 100,000 $ 97,397
8.750% due 01/15/32 ~ 100,000 95,765
Goodyear Tire & Rubber Co.
5.000% due 05/31/26  450,000 442,752
5.250% due 07/15/31  85,000 77,464
5.625% due 04/30/33  400,000 361,855
GPS Hospitality Holding Co. LLC/GPS
Finco, Inc.
7.000% due 08/15/28 ~ 199,000 145,423
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 100,000 92,460
Hanesbrands, Inc.
9.000% due 02/15/31 ~ 195,000 204,478
Hawaiian Brand Intellectual Property Ltd./
HawaiianMiles Loyalty Ltd.
5.750% due 01/20/26 ~ 400,000 380,998
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 50,000 43,311
4.000% due 05/01/31 ~ 190,000 170,249
5.875% due 04/01/29 ~ 25,000 25,049
6.125% due 04/01/32 ~ 54,000 54,296
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
5.000% due 06/01/29 ~ 300,000 279,961
6.625% due 01/15/32 ~ 122,000 122,653
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
4.875% due 04/01/27  215,000 211,757
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.120% PIK due
05/15/29 ~ 250,000 247,343
International Game Technology PLC
4.125% due 04/15/26 ~ 200,000 194,841
6.500% due 02/15/25 ~ 200,000 200,233
IRB Holding Corp.
7.000% due 06/15/25 ~ 250,000 250,270
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 148,513
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 200,000 189,912
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 67,000 69,495
KB Home
6.875% due 06/15/27  75,000 76,885
7.250% due 07/15/30  185,000 190,821
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
4.750% due 06/01/27 ~ 200,000 195,138
Kohl's Corp.
4.625% due 05/01/31  138,000 115,575
Landsea Homes Corp.
8.875% due 04/01/29 ~ 50,000 49,561
Las Vegas Sands Corp.
2.900% due 06/25/25  150,000 145,669
LBM Acquisition LLC
6.250% due 01/15/29 ~ 250,000 221,222
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 93,618
8.250% due 08/01/31 ~ 97,000 101,305

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Levi Strauss & Co.
3.500% due 03/01/31 ~ $ 105,000 $ 90,944
LGI Homes, Inc.
4.000% due 07/15/29 ~ 75,000 65,222
8.750% due 12/15/28 ~ 37,000 38,562
Life Time, Inc.
5.750% due 01/15/26 ~ 122,000 121,545
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 159,445
7.500% due 09/01/31 ~ 138,000 142,697
Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/28 ~ 100,000 102,888
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 100,000 98,825
Lions Gate Capital Holdings 1, Inc.
5.500% due 04/15/29 ~ 40,000 35,617
Lions Gate Capital Holdings LLC
5.500% due 04/15/29 ~ 115,000 74,462
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 90,000 80,920
4.375% due 01/15/31 ~ 150,000 133,708
4.625% due 12/15/27 ~ 150,000 143,267
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 55,883
4.750% due 10/15/27 ~ 110,000 105,499
5.625% due 03/15/26 ~ 331,000 326,697
Macy's Retail Holdings LLC
4.300% due 02/15/43  300,000 228,891
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 200,000 188,490
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 135,000 124,160
4.750% due 01/15/28  150,000 141,685
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~ 500,000 483,491
5.375% due 12/04/29 ~ 200,000 179,604
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 200,000 190,677
MGM Resorts International
4.625% due 09/01/26  150,000 146,521
6.500% due 04/15/32  50,000 49,802
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 300,000 240,341
7.875% due 05/01/29 ~ 115,000 73,931
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 259,000 241,465
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~ 260,000 246,747
13.250% due 12/15/27 ~ 150,000 170,390
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 100,000 96,982
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 85,000 74,941
4.750% due 09/15/29  99,000 93,925
5.625% due 05/01/27  100,000 99,305
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 260,000 257,226
7.750% due 02/15/29 ~ 100,000 104,038
8.125% due 01/15/29 ~ 475,000 498,046
8.375% due 02/01/28 ~ 83,000 86,797
NCL Finance Ltd.
6.125% due 03/15/28 ~ 125,000 123,539
a
Principal
Amount Value
New Home Co., Inc.
9.250% due 10/01/29 ~ $ 50,000 $ 50,185
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 10,000 9,087
4.000% due 10/15/30 ~ 758,000 667,753
6.125% due 06/15/29 ~ 85,000 85,370
Newell Brands, Inc.
5.700% due 04/01/26  335,000 331,175
6.375% due 09/15/27  168,000 166,198
6.625% due 09/15/29  90,000 88,416
6.875% due 04/01/36  130,000 116,519
NMG Holding Co., Inc./Neiman Marcus
Group LLC
7.125% due 04/01/26 ~ 125,000 123,604
Nordstrom, Inc.
4.375% due 04/01/30  410,000 373,235
6.950% due 03/15/28  172,000 173,528
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 100,000 104,928
Ontario Gaming GTA LP/OTG Co.-Issuer,
Inc. (Canada)
8.000% due 08/01/30 ~ 38,000 39,027
OPENLANE, Inc.
5.125% due 06/01/25 ~ 108,000 106,602
Park River Holdings, Inc.
5.625% due 02/01/29 ~ 100,000 79,175
Patrick Industries, Inc.
7.500% due 10/15/27 ~ 100,000 101,104
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 200,000 171,683
5.625% due 01/15/27 ~ 100,000 96,616
Penske Automotive Group, Inc.
3.500% due 09/01/25  139,000 135,487
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 232,509
7.750% due 02/15/29 ~ 250,000 243,706
Phinia, Inc.
6.750% due 04/15/29 ~ 78,000 79,255
PM General Purchaser LLC
9.500% due 10/01/28 ~ 91,000 93,061
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 438,000 315,334
QVC, Inc.
4.450% due 02/15/25  100,000 98,480
4.750% due 02/15/27  175,000 147,895
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 293,000 316,817
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 100,000 88,317
Resorts World Las Vegas LLC/RWLV
Capital, Inc.
4.625% due 04/16/29 ~ 400,000 359,128
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 81,000 82,562
7.750% due 03/15/31 ~ 87,000 90,968
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~ 200,000 197,907
5.500% due 04/01/28 ~ 450,000 444,566
6.250% due 03/15/32 ~ 725,000 731,544
7.250% due 01/15/30 ~ 230,000 238,291
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 207,000 190,899

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
11.250% due 12/15/27 ~ $ 105,000 $ 102,134
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  72,000 71,196
Scotts Miracle-Gro Co.
4.000% due 04/01/31  200,000 172,750
4.500% due 10/15/29  200,000 183,116
5.250% due 12/15/26  100,000 98,754
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 112,000 105,904
Six Flags Entertainment Corp.
5.500% due 04/15/27 ~ 300,000 297,156
7.250% due 05/15/31 ~ 200,000 203,766
Six Flags Entertainment Corp./Six Flags
Theme Parks, Inc.
6.625% due 05/01/32 ~ 83,000 84,400
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 400,000 361,471
Speedway Motorsports LLC/Speedway
Funding II, Inc.
4.875% due 11/01/27 ~ 250,000 238,936
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd.
8.000% due 09/20/25 ~ 250,000 182,697
Staples, Inc.
10.750% due 09/01/29 ~ 450,000 428,210
12.750% due 01/15/30 ~ 175,727 136,892
Station Casinos LLC
4.500% due 02/15/28 ~ 190,000 178,958
4.625% due 12/01/31 ~ 86,000 76,715
6.625% due 03/15/32 ~ 50,000 49,791
STL Holding Co. LLC
8.750% due 02/15/29 ~ 21,000 21,940
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 400,000 352,394
SWF Escrow Issuer Corp.
6.500% due 10/01/29 ~ 50,000 26,966
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 ~ 300,000 297,728
Tempur Sealy International, Inc.
4.000% due 04/15/29 ~ 250,000 225,759
Tenneco, Inc.
8.000% due 11/17/28 ~ 300,000 273,360
Thor Industries, Inc.
4.000% due 10/15/29 ~ 110,000 96,694
Titan International, Inc.
7.000% due 04/30/28  200,000 192,531
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 194,000 188,910
Travel & Leisure Co.
4.625% due 03/01/30 ~ 250,000 227,736
Tri Pointe Homes, Inc.
5.250% due 06/01/27  100,000 97,659
U.S. Airways Pass-Through Trust Class A
3.950% due 05/15/27  69,671 68,086
United Airlines Holdings, Inc.
4.875% due 01/15/25  150,000 149,166
United Airlines, Inc.
4.375% due 04/15/26 ~ 96,000 92,848
4.625% due 04/15/29 ~ 300,000 279,638
Universal Entertainment Corp. (Japan)
8.750% due 12/11/24 ~ 250,000 269,318
Vail Resorts, Inc.
6.500% due 05/15/32 ~ 98,000 99,233
a
Principal
Amount Value
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ $ 25,000 $ 25,738
Verde Purchaser LLC
10.500% due 11/30/30 ~ 100,000 105,815
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 388,000 322,912
Victra Holdings LLC/Victra Finance Corp.
7.750% due 02/15/26 ~ 100,000 99,544
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 27,000 26,738
9.125% due 07/15/31 ~ 150,000 162,581
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 300,000 293,678
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 455,000 402,639
9.500% due 06/01/28 ~ 67,000 58,824
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30  50,000 41,879
3.450% due 06/01/26  367,000 345,491
4.100% due 04/15/50  116,000 79,811
4.650% due 06/01/46  4,000 3,074
4.800% due 11/18/44  552,000 434,132
Wheel Pros, Inc.
6.500% due 05/15/29 ~ 100,000 20,000
White Cap Buyer LLC
6.875% due 10/15/28 ~ 170,000 164,193
William Carter Co.
5.625% due 03/15/27 ~ 214,000 211,235
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 183,000 191,223
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 200,000 197,084
WMG Acquisition Corp.
3.000% due 02/15/31 ~ 121,000 104,439
3.875% due 07/15/30 ~ 200,000 178,737
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 100,000 83,801
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 106,000 98,892
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 390,000 353,535
5.625% due 08/26/28 ~ 300,000 281,549
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 190,338
7.125% due 02/15/31 ~ 117,000 121,399
Yum! Brands, Inc.
5.350% due 11/01/43  100,000 95,068
6.875% due 11/15/37  100,000 109,131
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 300,000 305,814
6.875% due 04/14/28 ~ 150,000 153,031
7.125% due 04/14/30 ~ 150,000 155,456
46,870,588
Consumer, Non-Cyclical - 15.2%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 225,000 214,080
ACCO Brands Corp.
4.250% due 03/15/29 ~ 250,000 223,871
AdaptHealth LLC
4.625% due 08/01/29 ~ 190,000 164,840
5.125% due 03/01/30 ~ 177,000 154,997

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ADT Security Corp.
4.875% due 07/15/32 ~ $ 200,000 $ 183,819
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 48,154
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 150,000 142,548
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~ 203,000 195,178
3.500% due 03/15/29 ~ 500,000 450,171
4.625% due 01/15/27 ~ 350,000 338,383
6.500% due 02/15/28 ~ 225,000 226,257
7.500% due 03/15/26 ~ 125,000 126,849
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 158,000 158,553
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
9.750% due 07/15/27 ~ 297,000 295,497
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 566,000 516,577
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 47,000 43,657
AMN Healthcare, Inc.
4.625% due 10/01/27 ~ 217,000 206,986
APi Group DE, Inc.
4.125% due 07/15/29 ~ 150,000 136,688
APX Group, Inc.
6.750% due 02/15/27 ~ 450,000 449,304
Arrow Bidco LLC
10.750% due 06/15/25 ~ 78,000 79,270
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.375% due 03/01/29 ~ 90,000 82,444
8.000% due 02/15/31 ~ 100,000 99,132
B&G Foods, Inc.
8.000% due 09/15/28 ~ 392,000 398,850
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 445,000 456,125
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 410,000 307,313
5.500% due 11/01/25 ~ 346,000 322,629
5.750% due 08/15/27 ~ 140,000 111,700
6.125% due 02/01/27 ~ 185,000 154,221
7.000% due 01/15/28 ~ 388,000 211,728
7.250% due 05/30/29 ~ 98,000 51,153
9.000% due 12/15/25 ~ 50,000 45,350
11.000% due 09/30/28 ~ 639,000 570,307
BC Ltd. (Canada)
9.000% due 01/30/28 ~ 106,000 102,060
Block, Inc.
3.500% due 06/01/31  283,000 244,347
6.500% due 05/15/32 ~ 172,000 174,518
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 400,000 417,361
Brink's Co.
5.500% due 07/15/25 ~ 150,000 149,943
6.500% due 06/15/29 ~ 50,000 50,566
6.750% due 06/15/32 ~ 75,000 75,619
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 300,000 216,225
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~ 200,000 191,585
a
Principal
Amount Value
3.500% due 04/01/30 ~ $ 200,000 $ 191,701
Central Garden & Pet Co.
4.125% due 10/15/30  335,000 298,913
Champions Financing, Inc.
8.750% due 02/15/29 ~ 105,000 107,757
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 133,000 121,526
4.250% due 05/01/28 ~ 192,000 181,594
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 100,000 94,566
7.625% due 07/01/29 ~ 69,000 71,150
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 115,000 90,526
5.250% due 05/15/30 ~ 695,000 573,661
5.625% due 03/15/27 ~ 105,000 97,872
6.000% due 01/15/29 ~ 300,000 265,019
6.125% due 04/01/30 ~ 194,000 135,958
6.875% due 04/01/28 ~ 200,000 148,644
6.875% due 04/15/29 ~ 200,000 153,182
10.875% due 01/15/32 ~ 298,000 310,527
Concentra Escrow Issuer Corp.
due 07/15/32 # ~ 44,000 44,634
CoreCivic, Inc.
4.750% due 10/15/27  60,000 56,469
8.250% due 04/15/29  73,000 75,519
Coty, Inc./HFC Prestige Products, Inc./HFC
Prestige International U.S. LLC
6.625% due 07/15/30 ~ 119,000 120,855
CPI CG, Inc.
due 07/15/29 # ~ 50,000 51,931
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 99,000 97,062
6.000% due 06/15/30 ~ 145,000 142,664
DaVita, Inc.
3.750% due 02/15/31 ~ 500,000 426,987
4.625% due 06/01/30 ~ 400,000 361,788
Deluxe Corp.
8.000% due 06/01/29 ~ 70,000 65,768
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 125,000 115,172
5.500% due 06/01/28 ~ 100,000 97,650
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 132,102
Embecta Corp.
5.000% due 02/15/30 ~ 280,000 230,860
6.750% due 02/15/30 ~ 100,000 87,415
Encompass Health Corp.
5.750% due 09/15/25  100,000 99,776
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 166,000 171,516
FAGE International SA/FAGE USA Dairy
Industry, Inc. (Luxembourg)
5.625% due 08/15/26 ~ 100,000 99,173
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 128,000 132,375
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 290,000 288,503
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 100,000 95,680
6.000% due 06/01/29 ~ 150,000 136,999
9.500% due 11/01/27 ~ 78,000 78,436

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
GEO Group, Inc.
8.625% due 04/15/29 ~ $ 100,000 $ 102,509
10.250% due 04/15/31 ~ 67,000 70,159
Global Medical Response, Inc.
10.000% due 10/31/28 ~ 54,183 52,912
Graham Holdings Co.
5.750% due 06/01/26 ~ 100,000 99,318
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 93,593
Heartland Dental LLC/Heartland Dental
Finance Corp.
10.500% due 04/30/28 ~ 120,000 127,525
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% due 09/01/25 ~ 100,000 98,315
Herc Holdings, Inc.
6.625% due 06/15/29 ~ 470,000 476,931
Hertz Corp.
5.000% due 12/01/29 ~ 300,000 184,562
12.625% due 07/15/29 ~ 31,000 32,082
HLF Financing SARL LLC/Herbalife
International, Inc.
12.250% due 04/15/29 ~ 127,000 126,711
Hologic, Inc.
3.250% due 02/15/29 ~ 300,000 269,397
4.625% due 02/01/28 ~ 191,000 182,989
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 100,000 87,041
IQVIA, Inc.
5.000% due 10/15/26 ~ 500,000 491,006
6.500% due 05/15/30 ~ 200,000 203,179
Jazz Securities DAC
4.375% due 01/15/29 ~ 300,000 278,770
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 150,000 137,691
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 110,000 112,876
Korn Ferry
4.625% due 12/15/27 ~ 150,000 143,196
Kronos Acquisition Holdings, Inc. (Canada)
due 06/30/31 # ~ 75,000 75,169
due 06/30/32 # ~ 75,000 72,024
Kronos Acquisition Holdings, Inc./KIK
Custom Products, Inc. (Canada)
5.000% due 12/31/26 ~ 255,000 261,136
Lamb Weston Holdings, Inc.
4.875% due 05/15/28 ~ 600,000 581,625
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 43,000 41,672
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~ 230,000 219,899
Legends Hospitality Holding Co. LLC/
Legends Hospitality Co.-Issuer, Inc.
5.000% due 02/01/26 ~ 100,000 99,176
LifePoint Health, Inc.
9.875% due 08/15/30 ~ 142,000 151,610
10.000% due 06/01/32 ~ 120,000 122,839
11.000% due 10/15/30 ~ 170,000 187,513
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 100,000 108,790
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 100,000 93,311
a
Principal
Amount Value
Medline Borrower LP
3.875% due 04/01/29 ~ $ 255,000 $ 235,024
5.250% due 10/01/29 ~ 388,000 370,580
Medline Borrower LP/Medline Co.-Issuer,
Inc.
6.250% due 04/01/29 ~ 844,000 854,607
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 59,000 58,464
ModivCare Escrow Issuer, Inc.
5.000% due 10/01/29 ~ 250,000 176,426
ModivCare, Inc.
5.875% due 11/15/25 ~ 72,000 73,058
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 345,000 299,260
4.375% due 06/15/28 ~ 150,000 141,319
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 290,000 219,273
Nathan's Famous, Inc.
6.625% due 11/01/25 ~ 10,000 10,042
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 100,000 92,734
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 57,882
Organon & Co./Organon Foreign Debt
Co.-Issuer BV
4.125% due 04/30/28 ~ 504,000 468,514
5.125% due 04/30/31 ~ 200,000 179,828
6.750% due 05/15/34 ~ 200,000 199,973
7.875% due 05/15/34 ~ 200,000 205,751
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 80,000 69,065
6.625% due 04/01/30 ~ 139,000 126,508
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 158,000 143,943
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  200,000 159,000
Port of Newcastle Investments Financing
Pty. Ltd. (Australia)
5.900% due 11/24/31 ~ 50,000 47,550
Post Holdings, Inc.
4.500% due 09/15/31 ~ 500,000 448,486
6.250% due 02/15/32 ~ 60,000 60,153
Prime Security Services Borrower LLC/
Prime Finance, Inc.
3.375% due 08/31/27 ~ 400,000 370,442
5.750% due 04/15/26 ~ 246,000 244,336
6.250% due 01/15/28 ~ 50,000 49,321
Primo Water Holdings, Inc. (Canada)
4.375% due 04/30/29 ~ 188,000 173,348
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.750% due 07/31/28 ~ 75,000 81,769
Safeway, Inc.
7.250% due 02/01/31  150,000 160,411
Select Medical Corp.
6.250% due 08/15/26 ~ 200,000 201,149
Service Corp. International
3.375% due 08/15/30  126,000 109,804
5.125% due 06/01/29  206,000 200,679
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
4.625% due 11/01/26 ~ 50,000 48,456

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Signal Parent, Inc.
6.125% due 04/01/29 ~ $ 200,000 $ 138,055
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed
4.625% due 03/01/29 ~ 345,000 303,686
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 125,000 125,342
Sotheby's
7.375% due 10/15/27 ~ 200,000 167,257
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 150,000 111,786
Star Parent, Inc.
9.000% due 10/01/30 ~ 134,000 140,854
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 62,000 62,706
Teleflex, Inc.
4.250% due 06/01/28 ~ 95,000 89,650
4.625% due 11/15/27  300,000 289,974
Tenet Healthcare Corp.
4.375% due 01/15/30  236,000 218,948
5.125% due 11/01/27  576,000 564,194
6.125% due 06/15/30  1,100,000 1,093,947
6.750% due 05/15/31  212,000 215,358
Toledo Hospital
5.325% due 11/15/28  164,000 157,235
TriNet Group, Inc.
3.500% due 03/01/29 ~ 115,000 102,472
7.125% due 08/15/31 ~ 50,000 50,843
Turning Point Brands, Inc.
5.625% due 02/15/26 ~ 100,000 99,461
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 102,000 100,576
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 250,000 237,330
6.875% due 09/15/28 ~ 76,000 77,799
7.250% due 01/15/32 ~ 89,000 92,475
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 300,000 271,124
United Rentals North America, Inc.
3.875% due 11/15/27  175,000 165,441
3.875% due 02/15/31  400,000 357,225
4.875% due 01/15/28  115,000 111,559
5.250% due 01/15/30  142,000 137,727
5.500% due 05/15/27  130,000 129,110
6.125% due 03/15/34 ~ 53,000 52,873
Valvoline, Inc.
3.625% due 06/15/31 ~ 150,000 129,422
Vector Group Ltd.
5.750% due 02/01/29 ~ 500,000 469,013
VT Topco, Inc.
8.500% due 08/15/30 ~ 68,000 71,483
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 197,000 203,626
WASH Multifamily Acquisition, Inc.
5.750% due 04/15/26 ~ 255,000 249,519
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 100,000 94,647
6.125% due 06/15/25 ~ 105,000 104,947
6.625% due 06/15/29 ~ 47,000 47,413
7.375% due 10/01/31 ~ 102,000 105,033
WW International, Inc.
4.500% due 04/15/29 ~ 55,000 21,376
a
Principal
Amount Value
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ $ 350,000 $ 304,412
34,029,364
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 200,000 214,978
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 200,000 204,635
7.625% due 02/15/31 ~ 42,000 43,032
462,645
Energy - 11.2%
Aethon United BR LP/Aethon United
Finance Corp.
8.250% due 02/15/26 ~ 100,000 101,174
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp.
8.625% due 06/15/29 ~ 50,000 51,352
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 135,000 130,956
5.750% due 03/01/27 ~ 200,000 198,510
5.750% due 01/15/28 ~ 197,000 193,795
6.625% due 02/01/32 ~ 78,000 78,751
Antero Resources Corp.
7.625% due 02/01/29 ~ 74,000 76,249
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.000% due 11/01/26 ~ 80,000 80,139
8.250% due 12/31/28 ~ 165,000 169,199
Athabasca Oil Corp. (Canada)
9.750% due 11/01/26 ~ 205,000 215,758
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 338,000 343,732
8.500% due 04/30/30 ~ 128,000 133,970
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.625% due 07/15/26 ~ 50,000 50,064
7.000% due 07/15/29 ~ 38,000 38,723
7.250% due 07/15/32 ~ 33,000 33,950
Bristow Group, Inc.
6.875% due 03/01/28 ~ 100,000 98,242
Buckeye Partners LP
4.125% due 03/01/25 ~ 86,000 85,016
4.500% due 03/01/28 ~ 105,000 98,755
5.850% due 11/15/43  250,000 214,945
6.875% due 07/01/29 ~ 23,000 23,101
California Resources Corp.
8.250% due 06/15/29 ~ 30,000 30,644
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 50,000 47,398
Chesapeake Energy Corp.
5.875% due 02/01/29 ~ 185,000 183,262
Chord Energy Corp.
6.375% due 06/01/26 ~ 150,000 150,085
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 60,000 58,466
8.375% due 07/01/28 ~ 205,000 215,061
8.625% due 11/01/30 ~ 133,000 142,713
8.750% due 07/01/31 ~ 212,000 227,306
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 40,000 36,079

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CNX Resources Corp.
6.000% due 01/15/29 ~ $ 250,000 $ 244,843
7.250% due 03/01/32 ~ 50,000 51,034
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 270,000 251,428
6.750% due 03/01/29 ~ 116,000 112,281
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 49,000 49,136
7.625% due 04/01/32 ~ 35,000 35,696
9.250% due 02/15/28 ~ 101,000 106,812
CrownRock LP/CrownRock Finance, Inc.
5.625% due 10/15/25 ~ 294,000 293,496
CVR Energy, Inc.
5.750% due 02/15/28 ~ 125,000 116,024
8.500% due 01/15/29 ~ 66,000 66,329
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 100,000 98,835
8.625% due 03/15/29 ~ 225,000 231,726
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 92,000 96,651
DT Midstream, Inc.
4.125% due 06/15/29 ~ 95,000 87,842
4.375% due 06/15/31 ~ 200,000 182,298
Encino Acquisition Partners Holdings LLC
8.750% due 05/01/31 ~ 75,000 78,263
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 30,000 30,482
Energy Transfer LP
7.125% due 10/01/54  58,000 57,258
8.000% due 05/15/54  100,000 104,662
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 200,000 203,360
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 108,000 101,052
6.375% due 04/01/29 ~ 868,000 877,320
7.500% due 06/01/27 ~ 100,000 102,196
7.500% due 06/01/30 ~ 100,000 106,781
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 300,000 279,714
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 211,971
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  145,000 146,483
8.250% due 01/15/29  68,000 70,255
8.875% due 04/15/30  650,000 684,334
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  100,000 99,162
7.000% due 08/01/27  150,000 150,743
8.250% due 01/15/32 ~ 75,000 77,144
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 50,000 53,440
Gulfport Energy Corp.
8.000% due 05/17/26 ~ 200,000 202,433
Harbour Energy PLC (United Kingdom)
5.500% due 10/15/26 ~ 200,000 196,234
Harvest Midstream I LP
7.500% due 09/01/28 ~ 200,000 203,370
7.500% due 05/15/32 ~ 29,000 29,475
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 50,000 53,348
a
Principal
Amount Value
Hess Midstream Operations LP
4.250% due 02/15/30 ~ $ 230,000 $ 211,270
5.625% due 02/15/26 ~ 200,000 198,625
6.500% due 06/01/29 ~ 47,000 47,676
HF Sinclair Corp.
5.000% due 02/01/28 ~ 159,000 154,100
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/30 ~ 50,000 48,331
6.250% due 04/15/32 ~ 250,000 240,609
6.875% due 05/15/34 ~ 67,000 66,317
8.375% due 11/01/33 ~ 85,000 90,652
Howard Midstream Energy Partners LLC
7.375% due 07/15/32 ~ 45,000 45,728
8.875% due 07/15/28 ~ 100,000 105,906
Ithaca Energy North Sea PLC (United
Kingdom)
9.000% due 07/15/26 ~ 200,000 202,732
KCA Deutag U.K. Finance PLC (United
Kingdom)
9.875% due 12/01/25 ~ 100,000 100,876
Kinetik Holdings LP
5.875% due 06/15/30 ~ 290,000 285,950
6.625% due 12/15/28 ~ 255,000 259,244
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 354,000 363,158
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.
6.000% due 08/01/26 ~ 100,000 99,110
Matador Resources Co.
6.500% due 04/15/32 ~ 56,000 56,046
6.875% due 04/15/28 ~ 55,000 55,894
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~ 50,000 50,136
10.500% due 05/15/27 ~ 100,000 102,625
Murphy Oil Corp.
5.875% due 12/01/27  76,000 75,976
6.375% due 07/15/28  323,000 325,747
Nabors Industries Ltd.
7.250% due 01/15/26 ~ 363,000 368,546
Nabors Industries, Inc.
9.125% due 01/31/30 ~ 103,333 107,134
New Fortress Energy, Inc.
6.750% due 09/15/25 ~ 325,000 315,743
8.750% due 03/15/29 ~ 100,000 91,370
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 119,000 121,341
8.375% due 02/15/32 ~ 162,000 164,623
Noble Finance II LLC
8.000% due 04/15/30 ~ 90,000 93,734
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 58,000 60,931
Northriver Midstream Finance LP (Canada)
due 07/15/32 # ~ 50,000 50,119
5.625% due 02/15/26 ~ 250,000 250,239
NuStar Logistics LP
6.000% due 06/01/26  171,000 170,846
Oceaneering International, Inc.
6.000% due 02/01/28  100,000 98,954
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 140,000 128,260
5.875% due 07/15/27 ~ 132,000 130,380

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  $ 150,000 $ 146,382
7.875% due 09/15/30 ~ 86,000 88,111
Permian Resources Operating LLC
7.000% due 01/15/32 ~ 89,000 91,488
8.000% due 04/15/27 ~ 190,000 194,445
9.875% due 07/15/31 ~ 100,000 110,779
Prairie Acquiror LP
9.000% due 08/01/29 ~ 25,000 25,789
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ 250,000 247,553
Puma International Financing SA
(Singapore)
5.000% due 01/24/26 ~ 200,000 195,620
Range Resources Corp.
4.750% due 02/15/30 ~ 29,000 27,230
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~ 250,000 244,298
4.800% due 05/15/30 ~ 200,000 184,822
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 40,000 40,405
Sitio Royalties Operating Partnership LP/
Sitio Finance Corp.
7.875% due 11/01/28 ~ 335,000 346,642
SM Energy Co.
5.625% due 06/01/25  113,000 112,592
6.625% due 01/15/27  100,000 99,677
6.750% due 09/15/26  60,000 60,068
Solaris Midstream Holdings LLC
7.625% due 04/01/26 ~ 100,000 100,431
Southwestern Energy Co.
5.375% due 02/01/29  250,000 243,165
5.375% due 03/15/30  50,000 48,335
5.700% due 01/23/25  14,000 13,988
8.375% due 09/15/28  150,000 155,202
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 200,000 198,065
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 200,000 181,414
Sunnova Energy Corp.
5.875% due 09/01/26 ~ 110,000 85,625
11.750% due 10/01/28 ~ 31,000 22,197
Sunoco LP
7.000% due 05/01/29 ~ 75,000 76,920
7.250% due 05/01/32 ~ 82,000 84,878
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  200,000 187,194
7.000% due 09/15/28 ~ 530,000 543,627
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.
6.000% due 12/31/30 ~ 215,000 200,450
6.000% due 09/01/31 ~ 200,000 187,067
7.375% due 02/15/29 ~ 120,000 120,677
Talos Production, Inc.
9.000% due 02/01/29 ~ 370,000 388,626
9.375% due 02/01/31 ~ 78,000 82,405
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 477,000 435,220
TransMontaigne Partners LP/TLP Finance
Corp.
6.125% due 02/15/26  50,000 48,456
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 21,000 21,353
a
Principal
Amount Value
Transocean, Inc.
8.250% due 05/15/29 ~ $ 40,000 $ 40,129
8.500% due 05/15/31 ~ 153,000 153,188
9.350% due 12/15/41  490,000 450,594
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 525,000 529,427
Valaris Ltd.
8.375% due 04/30/30 ~ 133,000 137,798
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~ 544,000 488,523
6.250% due 01/15/30 ~ 243,000 246,772
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 344,000 354,666
8.375% due 06/01/31 ~ 313,000 324,887
9.500% due 02/01/29 ~ 687,000 752,761
9.875% due 02/01/32 ~ 223,000 242,858
Viper Energy, Inc.
7.375% due 11/01/31 ~ 25,000 25,916
Viridien (France)
8.750% due 04/01/27 ~ 300,000 286,228
Vital Energy, Inc.
7.875% due 04/15/32 ~ 134,000 136,321
W&T Offshore, Inc.
11.750% due 02/01/26 ~ 150,000 154,422
24,955,920
Financial - 12.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 340,000 309,159
7.500% due 11/06/30 ~ 185,000 185,271
8.250% due 02/01/29 ~ 113,000 113,645
8.500% due 06/15/29 ~ 54,000 54,603
AG Issuer LLC
6.250% due 03/01/28 ~ 70,000 68,537
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ 120,000 124,536
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.250% due 10/15/27 ~ 220,000 206,230
6.750% due 04/15/28 ~ 80,000 80,203
7.000% due 01/15/31 ~ 626,000 632,913
Ally Financial, Inc.
6.700% due 02/14/33  150,000 149,219
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 85,000 79,191
6.375% due 02/15/29 ~ 383,000 384,284
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 ~ 150,000 125,916
Ardonagh Group Finance Ltd. (United
Kingdom)
8.875% due 02/15/32 ~ 550,000 537,683
Aretec Group, Inc.
10.000% due 08/15/30 ~ 164,286 178,881
Assurant, Inc.
7.000% due 03/27/48  200,000 200,941
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 67,320
Baldwin Insurance Group Holdings LLC/
Baldwin Insurance Group Holdings
Finance
7.125% due 05/15/31 ~ 97,000 98,203

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Banc of California
3.250% due 05/01/31  $ 100,000 $ 93,210
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 45,367
4.550% due 10/01/29  50,000 43,579
8.875% due 04/12/29  188,000 196,030
Bread Financial Holdings, Inc.
7.000% due 01/15/26 ~ 23,089 23,082
9.750% due 03/15/29 ~ 134,000 140,902
Brightsphere Investment Group, Inc.
4.800% due 07/27/26  100,000 95,852
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 200,000 186,795
Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.500% due 04/01/27 ~ 150,000 139,737
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 196,581
9.250% due 07/01/31 ~ 38,000 40,042
Castlelake Aviation Finance DAC
5.000% due 04/15/27 ~ 100,000 96,824
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 400,000 343,339
3.625% due 10/01/31 ~ 85,000 68,229
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 400,000 391,438
Credit Acceptance Corp.
6.625% due 03/15/26  200,000 199,900
9.250% due 12/15/28 ~ 88,000 93,118
CTR Partnership LP/CareTrust Capital
Corp.
3.875% due 06/30/28 ~ 100,000 92,070
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 200,000 198,712
8.875% due 09/01/31 ~ 53,000 55,811
Encore Capital Group, Inc.
9.250% due 04/01/29 ~ 200,000 208,664
Enova International, Inc.
11.250% due 12/15/28 ~ 63,000 67,348
Enstar Finance LLC
5.500% due 01/15/42  250,000 241,862
Five Point Operating Co. LP/Five Point
Capital Corp.
10.500% due 01/15/28 ~ § 50,000 51,305
Freedom Mortgage Corp.
7.625% due 05/01/26 ~ 440,000 437,281
12.000% due 10/01/28 ~ 108,000 116,079
12.250% due 10/01/30 ~ 89,000 95,834
Freedom Mortgage Holdings LLC
9.125% due 05/15/31 ~ 113,000 110,102
9.250% due 02/01/29 ~ 175,000 175,038
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 93,129
GGAM Finance Ltd. (Ireland)
6.875% due 04/15/29 ~ 22,000 22,440
7.750% due 05/15/26 ~ 150,000 153,161
8.000% due 02/15/27 ~ 163,000 168,475
8.000% due 06/15/28 ~ 100,000 105,392
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 250,000 232,269
7.950% due 10/15/54 ~ 35,000 35,270
a
Principal
Amount Value
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ $ 250,000 $ 219,169
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~ 75,000 72,813
7.625% due 07/01/29 ~ 30,000 30,626
9.250% due 12/01/28 ~ 62,000 65,867
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 60,000 63,233
GTCR AP Finance, Inc.
8.000% due 05/15/27 ~ 50,000 50,152
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/26 ~ 300,000 283,172
8.000% due 06/15/27 ~ 287,000 298,735
Hightower Holding LLC
6.750% due 04/15/29 ~ 83,000 77,735
Howard Hughes Corp.
4.125% due 02/01/29 ~ 400,000 358,139
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 200,000 198,660
HUB International Ltd.
7.250% due 06/15/30 ~ 475,000 487,282
7.375% due 01/31/32 ~ 270,000 273,971
Hudson Pacific Properties LP
3.250% due 01/15/30  50,000 34,593
3.950% due 11/01/27  50,000 41,872
4.650% due 04/01/29  150,000 115,687
5.950% due 02/15/28  50,000 42,564
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 200,000 181,946
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  550,000 470,839
5.250% due 05/15/27  200,000 187,905
6.250% due 05/15/26  100,000 99,296
9.000% due 06/15/30 ~ 125,000 124,477
9.750% due 01/15/29 ~ 115,000 119,284
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~ 250,000 186,974
Iron Mountain Information Management
Services, Inc.
5.000% due 07/15/32 ~ 150,000 137,143
Iron Mountain, Inc.
5.000% due 07/15/28 ~ 65,000 62,319
5.250% due 07/15/30 ~ 125,000 118,906
5.625% due 07/15/32 ~ 500,000 475,222
7.000% due 02/15/29 ~ 183,000 186,404
Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/31 ~ 188,000 192,941
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.000% due 08/15/28 ~ 250,000 230,879
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 5,000 4,936
9.500% due 02/15/29 ~ 45,000 46,431
Jones Deslauriers Insurance Management,
Inc. (Canada)
8.500% due 03/15/30 ~ 245,000 255,732
Kennedy-Wilson, Inc.
4.750% due 03/01/29  155,000 132,754
4.750% due 02/01/30  180,000 149,584

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.
due 07/15/31 # ~ $ 47,000 $ 47,444
5.250% due 10/01/25 ~ 250,000 248,019
LD Holdings Group LLC
8.750% due 11/01/27 ~ 68,442 60,698
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 234,228
4.300% due 02/01/61 ~ 100,000 62,342
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
6.400% due 03/26/29 ~ 314,000 319,536
6.500% due 03/26/31 ~ 31,000 31,899
8.125% due 03/30/29 ~ 131,000 138,597
8.375% due 05/01/28 ~ 95,000 100,229
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 250,000 216,759
MPT Operating Partnership LP/MPT
Finance Corp.
3.500% due 03/15/31  90,000 58,749
5.000% due 10/15/27  500,000 413,414
5.250% due 08/01/26  300,000 272,879
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 605,000 555,309
7.125% due 02/01/32 ~ 144,000 145,003
Navient Corp.
5.625% due 08/01/33  150,000 119,873
6.750% due 06/25/25  200,000 200,075
6.750% due 06/15/26  100,000 100,688
9.375% due 07/25/30  67,000 70,516
11.500% due 03/15/31  145,000 159,865
Newmark Group, Inc.
7.500% due 01/12/29 ~ 93,000 95,682
Office Properties Income Trust
9.000% due 03/31/29 ~ 36,000 33,013
9.000% due 09/30/29 ~ 337,000 265,387
OneMain Finance Corp.
3.500% due 01/15/27  355,000 332,918
4.000% due 09/15/30  160,000 137,469
6.625% due 01/15/28  216,000 216,980
7.500% due 05/15/31  149,000 150,898
7.875% due 03/15/30  150,000 154,778
9.000% due 01/15/29  121,000 127,772
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 103,040
Oxford Finance LLC/Oxford Finance Co.-
Issuer II, Inc.
6.375% due 02/01/27 ~ 75,000 72,304
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 277,000 280,381
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 388,000 364,210
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co.-Issuer
7.000% due 02/01/30 ~ 81,000 82,033
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~ 225,000 223,171
5.750% due 09/15/31 ~ 100,000 93,730
7.125% due 11/15/30 ~ 63,000 62,851
7.875% due 12/15/29 ~ 99,000 102,163
a
Principal
Amount Value
PRA Group, Inc.
5.000% due 10/01/29 ~ $ 350,000 $ 300,073
8.375% due 02/01/28 ~ 75,000 74,801
8.875% due 01/31/30 ~ 50,000 49,958
Provident Funding Associates LP/PFG
Finance Corp.
6.375% due 06/15/25 ~ 300,000 291,737
Realogy Group LLC/Realogy Co-Issuer
Corp.
5.250% due 04/15/30 ~ 273,000 163,231
RHP Hotel Properties LP/RHP Finance
Corp.
4.500% due 02/15/29 ~ 110,000 103,247
6.500% due 04/01/32 ~ 94,000 94,084
7.250% due 07/15/28 ~ 466,000 482,241
Rithm Capital Corp.
8.000% due 04/01/29 ~ 150,000 145,741
Rocket Mortgage LLC/Rocket Mortgage
Co.-Issuer, Inc.
2.875% due 10/15/26 ~ 339,000 316,876
4.000% due 10/15/33 ~ 50,000 42,174
Ryan Specialty LLC
4.375% due 02/01/30 ~ 120,000 111,289
SBA Communications Corp.
3.125% due 02/01/29  315,000 281,094
Service Properties Trust
4.750% due 10/01/26  150,000 140,678
5.500% due 12/15/27  350,000 325,453
8.375% due 06/15/29  125,000 122,983
8.625% due 11/15/31 ~ 125,000 130,410
8.875% due 06/15/32  100,000 93,353
SLM Corp.
3.125% due 11/02/26  175,000 163,216
4.200% due 10/29/25  60,000 58,470
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~ 110,000 103,588
3.750% due 12/31/24 ~ 63,000 62,212
4.375% due 01/15/27 ~ 125,000 118,475
7.250% due 04/01/29 ~ 88,000 89,053
StoneX Group, Inc.
7.875% due 03/01/31 ~ 78,000 80,511
Synchrony Financial
7.250% due 02/02/33  188,000 187,052
Synovus Financial Corp.
7.538% due 02/07/29  100,000 94,777
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ 450,000 421,834
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~ 95,000 94,384
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 250,000 204,707
6.000% due 01/15/30 ~ 150,000 90,936
6.500% due 02/15/29 ~ 275,000 175,661
10.500% due 02/15/28 ~ 186,000 182,345
Uniti Group LP/Uniti Group Finance, Inc./
CSL Capital LLC
10.500% due 02/15/28 ~ 15,000 14,705
USI, Inc.
7.500% due 01/15/32 ~ 107,000 108,808
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.500% due 06/15/31 ~ 47,000 47,265

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Vornado Realty LP
2.150% due 06/01/26  $ 50,000 $ 46,136
3.400% due 06/01/31  63,000 49,529
3.500% due 01/15/25  28,000 27,585
Western Alliance Bancorp
3.000% due 06/15/31  200,000 175,268
27,050,086
Industrial - 11.0%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 80,000 81,623
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 82,000 82,374
AECOM
5.125% due 03/15/27  165,000 162,291
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 63,000 66,423
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 300,000 263,922
6.000% due 06/15/27 ~ 200,000 196,736
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
5.250% due 08/15/27 ~ 300,000 187,174
Artera Services LLC
8.500% due 02/15/31 ~ 77,778 80,131
Atkore, Inc.
4.250% due 06/01/31 ~ 99,000 87,266
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 200,000 182,604
Ball Corp.
6.000% due 06/15/29  175,000 176,159
Berry Global, Inc.
4.500% due 02/15/26 ~ 389,000 381,032
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~ 767,000 759,043
7.000% due 06/01/32 ~ 75,000 76,136
7.250% due 07/01/31 ~ 84,000 86,349
7.500% due 02/01/29 ~ 115,000 119,292
8.750% due 11/15/30 ~ 108,000 116,860
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 206,000 222,880
Brightline East LLC
11.000% due 01/31/30 ~ 150,000 136,929
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 400,000 353,929
6.375% due 03/01/34 ~ 105,000 104,082
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 200,000 184,856
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 132,382
Cascades, Inc./Cascades USA, Inc.
(Canada)
5.125% due 01/15/26 ~ 250,000 247,271
Chart Industries, Inc.
9.500% due 01/01/31 ~ 100,000 108,465
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 100,000 96,172
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 250,000 231,394
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 ~ 327,000 320,460
Coherent Corp.
5.000% due 12/15/29 ~ 200,000 189,483
a
Principal
Amount Value
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ $ 200,000 $ 171,192
Crown Americas LLC/Crown Americas
Capital Corp. V
4.250% due 09/30/26  190,000 183,262
Crown Americas LLC/Crown Americas
Capital Corp. VI
4.750% due 02/01/26  400,000 393,485
Eco Material Technologies, Inc.
7.875% due 01/31/27 ~ 143,000 143,488
EMRLD Borrower LP/Emerald Co.-Issuer,
Inc.
due 07/15/31 # ~ 53,000 53,696
6.625% due 12/15/30 ~ 395,000 398,575
Energizer Holdings, Inc.
4.750% due 06/15/28 ~ 100,000 93,711
6.500% due 12/31/27 ~ 100,000 99,975
EnerSys
4.375% due 12/15/27 ~ 150,000 142,165
6.625% due 01/15/32 ~ 30,000 30,530
Enpro, Inc.
5.750% due 10/15/26  100,000 98,702
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 83,000 86,168
9.000% due 05/15/28 ~ 137,000 141,552
Esab Corp.
6.250% due 04/15/29 ~ 334,000 336,420
F-Brasile SpA/F-Brasile U.S. LLC (Italy)
7.375% due 08/15/26 ~ 200,000 198,274
Fortress Transportation & Infrastructure
Investors LLC
7.000% due 05/01/31 ~ 75,000 76,702
7.000% due 06/15/32 ~ 113,000 114,702
7.875% due 12/01/30 ~ 358,333 375,377
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 313,000 311,145
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 32,918
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 400,000 369,124
6.750% due 01/15/31 ~ 520,000 531,145
GN Bondco LLC
9.500% due 10/15/31 ~ 33,000 30,790
GrafTech Finance, Inc.
4.625% due 12/15/28 ~ 200,000 127,023
Graphic Packaging International LLC
3.750% due 02/01/30 ~ 175,000 156,622
4.125% due 08/15/24  100,000 99,951
4.750% due 07/15/27 ~ 200,000 195,673
6.375% due 07/15/32 ~ 40,000 40,000
Great Lakes Dredge & Dock Corp.
5.250% due 06/01/29 ~ 250,000 223,372
Griffon Corp.
5.750% due 03/01/28  125,000 120,723
Hillenbrand, Inc.
3.750% due 03/01/31  125,000 108,751
6.250% due 02/15/29  225,000 226,360
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 31,000 32,140
Imola Merger Corp.
4.750% due 05/15/29 ~ 130,000 121,637

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
INNOVATE Corp.
8.500% due 02/01/26 ~ $ 250,000 $ 188,750
Intelligent Packaging Ltd. Finco, Inc./
Intelligent Packaging Ltd. Co-Issuer LLC
(Canada)
6.000% due 09/15/28 ~ 88,000 85,304
Iris Holding, Inc.
10.000% due 12/15/28 ~ 175,000 149,300
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 200,000 193,685
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 68,005
LABL, Inc.
5.875% due 11/01/28 ~ 40,000 36,549
6.750% due 07/15/26 ~ 200,000 197,682
9.500% due 11/01/28 ~ 43,000 43,393
10.500% due 07/15/27 ~ 300,000 293,889
Likewize Corp.
9.750% due 10/15/25 ~ 120,000 121,108
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 99,000 89,961
Madison IAQ LLC
4.125% due 06/30/28 ~ 210,000 196,031
MasTec, Inc.
6.625% due 08/15/29 ~ 100,000 98,681
Masterbrand, Inc.
7.000% due 07/15/32 ~ 53,000 53,635
Mauser Packaging Solutions Holding Co.
9.250% due 04/15/27 ~ 555,000 556,039
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 83,000 85,689
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 93,000 93,720
Moog, Inc.
4.250% due 12/15/27 ~ 100,000 94,874
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 45,828
NAC Aviation 29 DAC (Ireland)
4.750% due 06/30/26  210,382 198,872
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 120,000 113,422
OI European Group BV
4.750% due 02/15/30 ~ 200,000 183,094
Oscar AcquisitionCo LLC/Oscar Finance,
Inc.
9.500% due 04/15/30 ~ 100,000 94,591
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 100,000 99,952
7.375% due 06/01/32 ~ 30,000 30,072
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc.
4.375% due 10/15/28 ~ 100,000 93,464
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC
4.000% due 10/15/27 ~ 200,000 187,514
Pactiv LLC
7.950% due 12/15/25  100,000 103,236
8.375% due 04/15/27  100,000 104,707
Railworks Holdings LP/Railworks Rally, Inc.
8.250% due 11/15/28 ~ 150,000 152,795
Rand Parent LLC
8.500% due 02/15/30 ~ 230,000 233,094
a
Principal
Amount Value
Reworld Holding Corp.
5.000% due 09/01/30  $ 200,000 $ 181,198
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 50,000 46,074
Sealed Air Corp.
5.000% due 04/15/29 ~ 500,000 476,295
6.125% due 02/01/28 ~ 107,000 106,846
6.500% due 07/15/32 ~ 75,000 74,642
6.875% due 07/15/33 ~ 54,000 55,662
Sealed Air Corp./Sealed Air Corp. U.S.
7.250% due 02/15/31 ~ 63,000 64,943
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 121,000 108,128
Sensata Technologies BV
5.000% due 10/01/25 ~ 250,000 252,236
5.875% due 09/01/30 ~ 109,000 106,812
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 200,000 174,466
Silgan Holdings, Inc.
4.125% due 02/01/28  340,000 321,782
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 200,000 195,608
8.875% due 11/15/31 ~ 159,000 168,856
Spirit AeroSystems, Inc.
4.600% due 06/15/28  505,000 473,487
9.375% due 11/30/29 ~ 150,000 161,683
9.750% due 11/15/30 ~ 150,000 165,655
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 167,000 171,621
Standard Industries, Inc.
3.375% due 01/15/31 ~ 1,000,000 843,620
5.000% due 02/15/27 ~ 210,000 204,323
Stericycle, Inc.
3.875% due 01/15/29 ~ 324,000 302,826
Summit Materials LLC/Summit Materials
Finance Corp.
5.250% due 01/15/29 ~ 165,000 159,242
7.250% due 01/15/31 ~ 112,000 116,110
TopBuild Corp.
4.125% due 02/15/32 ~ 35,000 30,855
TransDigm, Inc.
4.625% due 01/15/29  488,000 455,743
6.375% due 03/01/29 ~ 1,000,000 1,006,293
6.625% due 03/01/32 ~ 147,000 148,662
6.750% due 08/15/28 ~ 289,000 292,894
6.875% due 12/15/30 ~ 214,000 218,643
7.125% due 12/01/31 ~ 168,000 173,313
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 110,000 120,280
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 91,692
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 90,000 93,225
Triumph Group, Inc.
9.000% due 03/15/28 ~ 109,000 114,394
Trivium Packaging Finance BV
(Netherlands)
8.500% due 08/15/27 ~ 200,000 198,714
Tutor Perini Corp.
11.875% due 04/30/29 ~ 66,000 71,050
Waste Pro USA, Inc.
5.500% due 02/15/26 ~ 90,000 88,860

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Watco Cos LLC/Watco Finance Corp.
6.500% due 06/15/27 ~ $ 200,000 $ 199,406
Weekley Homes LLC/Weekley Finance
Corp.
4.875% due 09/15/28 ~ 134,000 124,250
Werner FinCo LP/Werner FinCo, Inc.
11.500% due 06/15/28 ~ 100,000 108,719
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 60,000 60,292
6.625% due 03/15/32 ~ 60,000 60,706
7.250% due 06/15/28 ~ 190,000 193,601
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 29,000 28,895
XPO, Inc.
7.125% due 06/01/31 ~ 83,000 84,877
7.125% due 02/01/32 ~ 63,000 64,629
24,548,112
Technology - 4.7%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 33,000 31,268
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 301,202
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 250,000 259,171
ASGN, Inc.
4.625% due 05/15/28 ~ 129,000 121,949
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 435,000 400,887
Camelot Finance SA
4.500% due 11/01/26 ~ 200,000 193,587
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 119,000 123,004
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 299,000 303,833
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 185,000 184,230
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 475,000 456,503
8.250% due 06/30/32 ~ 297,000 302,902
9.000% due 09/30/29 ~ 620,000 602,017
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 100,000 93,513
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 90,000 84,109
Crane NXT Co.
4.200% due 03/15/48  50,000 35,577
6.550% due 11/15/36  250,000 247,445
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 327,000 332,011
Elastic NV
4.125% due 07/15/29 ~ 165,000 150,829
Entegris, Inc.
5.950% due 06/15/30 ~ 250,000 247,680
Fair Isaac Corp.
4.000% due 06/15/28 ~ 100,000 93,626
5.250% due 05/15/26 ~ 100,000 99,000
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 125,000 128,225
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 62,000 63,005
a
Principal
Amount Value
McAfee Corp.
7.375% due 02/15/30 ~ $ 465,000 $ 429,910
NCR Atleos Corp.
9.500% due 04/01/29 ~ 150,000 162,248
NCR Voyix Corp.
5.125% due 04/15/29 ~ 96,000 90,495
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 205,000 189,345
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 117,000 104,991
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 500,000 451,293
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 350,000 330,917
Playtika Holding Corp.
4.250% due 03/15/29 ~ 250,000 219,612
PTC, Inc.
3.625% due 02/15/25 ~ 77,000 76,169
4.000% due 02/15/28 ~ 250,000 235,626
Rackspace Finance LLC
3.500% due 05/15/28 ~ 140,000 60,375
RingCentral, Inc.
8.500% due 08/15/30 ~ 50,000 52,238
ROBLOX Corp.
3.875% due 05/01/30 ~ 400,000 355,710
Rocket Software, Inc.
6.500% due 02/15/29 ~ 300,000 261,839
9.000% due 11/28/28 ~ 50,000 50,861
Science Applications International Corp.
4.875% due 04/01/28 ~ 160,000 152,842
Seagate HDD Cayman
4.091% due 06/01/29  98,000 91,004
5.750% due 12/01/34  50,000 48,581
8.250% due 12/15/29  150,000 160,996
8.500% due 07/15/31  150,000 161,680
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 313,349
6.500% due 06/01/32 ~ 113,000 114,066
Synaptics, Inc.
4.000% due 06/15/29 ~ 200,000 181,469
UKG, Inc.
6.875% due 02/01/31 ~ 190,000 192,516
Unisys Corp.
6.875% due 11/01/27 ~ 200,000 175,754
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% due 09/01/25 ~ 50,000 43,282
Virtusa Corp.
7.125% due 12/15/28 ~ 99,000 91,202
Western Digital Corp.
4.750% due 02/15/26  350,000 342,911
Xerox Corp.
6.750% due 12/15/39  150,000 120,592
Xerox Holdings Corp.
5.000% due 08/15/25 ~ 67,000 65,803
5.500% due 08/15/28 ~ 250,000 215,566
8.875% due 11/30/29 ~ 77,000 73,509
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 46,552
ZoomInfo Technologies LLC/ZoomInfo
Finance Corp.
3.875% due 02/01/29 ~ 100,000 90,910
10,609,786

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
Utilities - 2.3%
AES Corp.
7.600% due 01/15/55  $ 150,000 $ 151,934
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  100,000 91,553
AmeriGas Partners LP/AmeriGas Finance
Corp.
5.500% due 05/20/25  66,000 65,773
5.875% due 08/20/26  334,000 323,904
9.375% due 06/01/28 ~ 63,000 64,725
Calpine Corp.
3.750% due 03/01/31 ~ 265,000 234,416
4.500% due 02/15/28 ~ 107,000 101,748
4.625% due 02/01/29 ~ 200,000 185,732
5.000% due 02/01/31 ~ 185,000 172,777
5.250% due 06/01/26 ~ 83,000 82,152
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 30,564
3.750% due 01/15/32 ~ 175,000 149,070
4.750% due 03/15/28 ~ 374,000 357,634
DPL, Inc.
4.125% due 07/01/25  150,000 147,435
4.350% due 04/15/29  150,000 139,960
Edison International
7.875% due 06/15/54  31,000 32,020
8.125% due 06/15/53  200,000 207,913
EUSHI Finance, Inc.
7.625% due 12/15/54 ~ 150,000 150,952
NextEra Energy Operating Partners LP
4.500% due 09/15/27 ~ 158,000 149,674
7.250% due 01/15/29 ~ 87,000 89,282
NRG Energy, Inc.
3.375% due 02/15/29 ~ 90,000 80,156
3.875% due 02/15/32 ~ 239,000 205,473
5.750% due 01/15/28  103,000 102,267
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 185,000 171,420
PG&E Corp.
5.000% due 07/01/28  315,000 303,393
Pike Corp.
5.500% due 09/01/28 ~ 171,000 164,313
8.625% due 01/31/31 ~ 50,000 53,028
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 230,000 245,417
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 99,477
Vistra Operations Co. LLC
5.000% due 07/31/27 ~ 74,000 71,635
5.625% due 02/15/27 ~ 500,000 491,978
6.875% due 04/15/32 ~ 120,000 121,912
7.750% due 10/15/31 ~ 204,000 212,604
5,252,291
Total Corporate Bonds & Notes
    (Cost $225,834,227) 218,577,566
a Shares Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 2,130,132 $ 2,130,132
a
Total Short-Term Investments
(Cost $2,130,132) 2,130,132
TOTAL INVESTMENTS - 98.7%
(Cost $228,009,350) 220,710,869
OTHER ASSETS & LIABILITIES, NET - 1.3% 3,002,322
NET ASSETS - 100.0% $ 223,713,191
Consumer, Cyclical 21 .0%
Consumer, Non-Cyclical 15 .2%
Communications 14 .8%
Financial 12 .1%
Energy 11 .2%
Industrial 11 .0%
Basic Materials 5 .2%
Technology 4 .7%
Others (each less than 3.0%) 3 .5%
98 .7%
Other Assets & Liabilities, Net 1 .3%
100 .0%

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 3,171 $ 3,171 $ – $ –
Corporate Bonds & Notes 218,577,566 – 218,577,566 –
Short-Term Investments 2,130,132 2,130,132 – –
Total $ 220,710,869 $ 2,133,303 $ 218,577,566 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.7%
Basic Materials - 0.5%
spacing
Celanese Corp. 1,211 $ 163,352
Cleveland-Cliffs, Inc. * 6,523 100,389
Ecolab, Inc. 9,240 2,199,120
RPM International, Inc. 1,276 137,400
Sherwin-Williams Co. 9,110 2,718,697
Southern Copper Corp. (Mexico)  3,702 398,853
5,717,811
Communications - 21.8%
spacing
Airbnb, Inc. Class A * 18,637 2,825,928
Alphabet, Inc. Class A  250,682 45,661,726
Alphabet, Inc. Class C  210,060 38,529,205
Amazon.com, Inc. * 396,191 76,563,911
Arista Networks, Inc. * 10,984 3,849,672
Booking Holdings, Inc. 1,365 5,407,448
CDW Corp. 2,881 644,883
Coupang, Inc. * (South Korea)  49,370 1,034,302
DoorDash, Inc. Class A * 12,909 1,404,241
Etsy, Inc. * 3,232 190,623
Expedia Group, Inc. * 5,390 679,086
FactSet Research Systems, Inc. 574 234,347
GoDaddy, Inc. Class A * 6,026 841,893
Iridium Communications, Inc. 465 12,378
Liberty Broadband Corp. Class A * 98 5,351
Liberty Broadband Corp. Class C * 943 51,695
Liberty Media Corp. - Liberty Formula One
Class A * 524 33,657
Liberty Media Corp. - Liberty Formula One
Class C * 2,973 213,580
Lyft, Inc. Class A * 10,601 149,474
Meta Platforms, Inc. Class A  93,446 47,117,342
Motorola Solutions, Inc. 3,344 1,290,951
Netflix, Inc. * 18,248 12,315,210
Nexstar Media Group, Inc. 459 76,199
Okta, Inc. * 2,944 275,588
Palo Alto Networks, Inc. * 13,131 4,451,540
Pinterest, Inc. Class A * 25,240 1,112,327
Roku, Inc. * 598 35,838
Spotify Technology SA * 6,189 1,942,046
Trade Desk, Inc. Class A * 18,841 1,840,201
Trump Media & Technology Group Corp. * 1,537 50,337
Uber Technologies, Inc. * 85,685 6,227,586
Ubiquiti, Inc. 226 32,919
VeriSign, Inc. * 188 33,426
255,134,910
Consumer, Cyclical - 7.7%
spacing
American Airlines Group, Inc. * 2,009 22,762
AutoZone, Inc. * 672 1,991,875
Burlington Stores, Inc. * 2,766 663,840
CarMax, Inc. * 651 47,744
Carvana Co. * 1,573 202,477
Casey's General Stores, Inc. 301 114,850
Cava Group, Inc. * 3,216 298,284
Chipotle Mexican Grill, Inc. * 58,247 3,649,175
Choice Hotels International, Inc. 1,041 123,879
Churchill Downs, Inc. 3,048 425,501
Copart, Inc. * 34,585 1,873,124
Core & Main, Inc. Class A * 4,646 227,375
Costco Wholesale Corp. 18,907 16,070,761
a Shares Value
Crocs, Inc. * 456 $ 66,549
Darden Restaurants, Inc. 2,679 405,386
Deckers Outdoor Corp. * 1,088 1,053,130
Dick's Sporting Goods, Inc. 186 39,962
Domino's Pizza, Inc. 517 266,943
DraftKings, Inc. Class A * 18,943 723,054
Dutch Bros, Inc. Class A * 1,541 63,797
Fastenal Co. 20,570 1,292,619
Ferguson PLC 615 119,095
Five Below, Inc. * 1,844 200,941
Floor & Decor Holdings, Inc. Class A * 1,633 162,336
Freshpet, Inc. * 760 98,336
Hasbro, Inc. 5,180 303,030
Hilton Worldwide Holdings, Inc. 5,373 1,172,389
Home Depot, Inc. 33,757 11,620,510
Hyatt Hotels Corp. Class A  271 41,170
Las Vegas Sands Corp. 15,260 675,255
Light & Wonder, Inc. * 3,846 403,368
Live Nation Entertainment, Inc. * 6,731 630,964
Lululemon Athletica, Inc. * 5,145 1,536,811
McDonald's Corp. 1,967 501,270
Murphy USA, Inc. 810 380,263
NIKE, Inc. Class B  31,700 2,389,229
Norwegian Cruise Line Holdings Ltd. * 18,244 342,805
O'Reilly Automotive, Inc. * 2,302 2,431,050
Planet Fitness, Inc. Class A * 2,070 152,331
Pool Corp. 1,640 504,021
RH * 104 25,422
Ross Stores, Inc. 3,240 470,837
Royal Caribbean Cruises Ltd. * 3,507 559,121
SharkNinja, Inc. 558 41,934
SiteOne Landscape Supply, Inc. * 834 101,256
Skechers USA, Inc. Class A * 592 40,919
Starbucks Corp. 37,496 2,919,064
Tempur Sealy International, Inc. 7,150 338,481
Tesla, Inc. * 118,530 23,454,716
Texas Roadhouse, Inc. 2,866 492,121
TJX Cos., Inc. 28,559 3,144,346
TKO Group Holdings, Inc. 461 49,783
Tractor Supply Co. 4,598 1,241,460
Ulta Beauty, Inc. * 1,766 681,446
Vail Resorts, Inc. 1,359 244,797
Wendy's Co. 3,617 61,344
Williams-Sonoma, Inc. 1,606 453,486
Wingstop, Inc. 1,210 511,419
WW Grainger, Inc. 1,612 1,454,411
Wyndham Hotels & Resorts, Inc. 233 17,242
Wynn Resorts Ltd. 248 22,196
YETI Holdings, Inc. * 1,082 41,278
Yum! Brands, Inc. 4,612 610,905
90,266,245
Consumer, Non-Cyclical - 11.4%
spacing
10X Genomics, Inc. Class A * 3,844 74,766
AbbVie, Inc. 32,641 5,598,584
Align Technology, Inc. * 1,872 451,957
Alnylam Pharmaceuticals, Inc. * 4,780 1,161,540
Amgen, Inc. 17,816 5,566,609
Apellis Pharmaceuticals, Inc. * 4,901 188,002
Automatic Data Processing, Inc. 16,268 3,883,009
Avery Dennison Corp. 1,287 281,403
Avis Budget Group, Inc. 275 28,743
Block, Inc. * 9,993 644,449
Booz Allen Hamilton Holding Corp. 5,496 845,834

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Boston Beer Co., Inc. Class A * 79 $ 24,099
Bright Horizons Family Solutions, Inc. * 278 30,602
Bruker Corp. 2,833 180,774
Cardinal Health, Inc. 6,167 606,339
Celsius Holdings, Inc. * 7,506 428,518
Cencora, Inc. 7,168 1,614,950
Cerevel Therapeutics Holdings, Inc. * 2,939 120,176
Chemed Corp. 64 34,725
Cigna Group 1,082 357,677
Cintas Corp. 3,498 2,449,510
Clorox Co. 5,311 724,792
Coca-Cola Co. 94,865 6,038,157
Colgate-Palmolive Co. 19,059 1,849,485
Corpay, Inc. * 2,949 785,643
DaVita, Inc. * 2,083 288,641
Dexcom, Inc. * 16,863 1,911,927
Edwards Lifesciences Corp. * 4,868 449,657
Elevance Health, Inc. 1,586 859,390
elf Beauty, Inc. * 2,255 475,174
Eli Lilly & Co. 36,278 32,845,376
Equifax, Inc. 1,052 255,068
Estee Lauder Cos., Inc. Class A  3,548 377,507
Exact Sciences Corp. * 3,229 136,425
Exelixis, Inc. * 10,434 234,452
GE HealthCare Technologies, Inc. 1,708 133,087
GRAIL, Inc. *
λ
– 7
Grand Canyon Education, Inc. * 330 46,170
H&R Block, Inc. 1,153 62,527
HCA Healthcare, Inc. 2,019 648,664
Hershey Co. 874 160,667
IDEXX Laboratories, Inc. * 3,514 1,712,021
Incyte Corp. * 466 28,249
Inspire Medical Systems, Inc. * 1,251 167,421
Insulet Corp. * 2,977 600,759
Intra-Cellular Therapies, Inc. * 4,387 300,466
Intuitive Surgical, Inc. * 15,066 6,702,110
Ionis Pharmaceuticals, Inc. * 5,427 258,651
IQVIA Holdings, Inc. * 868 183,530
Kimberly-Clark Corp. 5,893 814,413
Lamb Weston Holdings, Inc. 1,968 165,469
Masimo Corp. * 949 119,517
McKesson Corp. 2,415 1,410,457
Medpace Holdings, Inc. * 1,083 446,034
Merck & Co., Inc. 108,141 13,387,856
Molina Healthcare, Inc. * 1,562 464,383
Monster Beverage Corp. * 25,814 1,289,409
Moody's Corp. 6,738 2,836,226
Morningstar, Inc. 1,138 336,677
Natera, Inc. * 4,824 522,391
Neurocrine Biosciences, Inc. * 4,251 585,235
Paylocity Holding Corp. * 1,821 240,099
Penumbra, Inc. * 1,482 266,716
PepsiCo, Inc. 46,319 7,639,393
Performance Food Group Co. * 931 61,548
Procter & Gamble Co. 22,441 3,700,970
Quanta Services, Inc. 1,895 481,501
Regeneron Pharmaceuticals, Inc. * 374 393,085
Repligen Corp. * 340 42,860
ResMed, Inc. 1,692 323,883
Rollins, Inc. 11,910 581,089
Sarepta Therapeutics, Inc. * 3,860 609,880
Shift4 Payments, Inc. Class A * 2,619 192,104
Stryker Corp. 4,583 1,559,366
Sysco Corp. 13,186 941,349
a Shares Value
Toast, Inc. Class A * 18,905 $ 487,182
TransUnion 471 34,929
U-Haul Holding Co. 1,807 108,456
Ultragenyx Pharmaceutical, Inc. * 3,416 140,398
United Rentals, Inc. 685 443,010
UnitedHealth Group, Inc. 2,667 1,358,196
Valvoline, Inc. * 5,505 237,816
Verisk Analytics, Inc. 6,072 1,636,708
Vertex Pharmaceuticals, Inc. * 5,513 2,584,053
Viking Therapeutics, Inc. * 4,482 237,591
Waters Corp. * 1,532 444,464
West Pharmaceutical Services, Inc. 1,878 618,594
WEX, Inc. * 166 29,405
WillScot Mobile Mini Holdings Corp. * 1,938 72,946
Zoetis, Inc. 16,090 2,789,362
133,443,309
Energy - 0.4%
spacing
Antero Midstream Corp. 4,428 65,269
Cheniere Energy, Inc. 5,003 874,674
Civitas Resources, Inc. 1,171 80,799
Enphase Energy, Inc. * 5,446 543,021
Hess Corp. 7,705 1,136,642
Matador Resources Co. 580 34,568
New Fortress Energy, Inc. 2,391 52,554
Permian Resources Corp. 5,701 92,071
Targa Resources Corp. 9,367 1,206,282
Texas Pacific Land Corp. 800 587,416
Viper Energy, Inc. 1,136 42,634
Weatherford International PLC * 3,075 376,534
5,092,464
Financial - 5.6%
spacing
Allstate Corp. 1,747 278,926
Ally Financial, Inc. 1,590 63,075
American Express Co. 9,079 2,102,242
American Tower Corp. REIT 19,908 3,869,717
Ameriprise Financial, Inc. 3,895 1,663,905
Apollo Global Management, Inc. 16,639 1,964,567
ARES Management Corp. Class A  7,601 1,013,061
Arthur J Gallagher & Co. 635 164,662
Blackstone, Inc. 30,414 3,765,253
Blue Owl Capital, Inc. 21,383 379,548
Brown & Brown, Inc. 4,479 400,467
Charles Schwab Corp. 6,359 468,595
Coinbase Global, Inc. Class A * 7,068 1,570,722
Credit Acceptance Corp. * 209 107,568
Equinix, Inc. REIT 218 164,939
Equitable Holdings, Inc. 13,382 546,789
Everest Group Ltd. 316 120,402
Goldman Sachs Group, Inc. 3,618 1,636,494
Houlihan Lokey, Inc. 272 36,682
Iron Mountain, Inc. REIT 5,974 535,390
Jefferies Financial Group, Inc. 2,165 107,730
Jones Lang LaSalle, Inc. * 624 128,095
Kinsale Capital Group, Inc. 942 362,934
KKR & Co., Inc. 8,271 870,440
Lamar Advertising Co. Class A REIT 935 111,761
Lazard, Inc. 4,366 166,694
LPL Financial Holdings, Inc. 3,173 886,219
Markel Group, Inc. * 129 203,260
Marsh & McLennan Cos., Inc. 2,880 606,874
Mastercard, Inc. Class A  35,243 15,547,802
Morgan Stanley 2,921 283,892

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
NU Holdings Ltd. Class A * (Brazil)  135,650 $ 1,748,528
Popular, Inc. 398 35,195
Progressive Corp. 21,015 4,365,026
Public Storage REIT 1,025 294,841
RLI Corp. 98 13,788
Ryan Specialty Holdings, Inc. 4,361 252,545
Simon Property Group, Inc. REIT 3,531 536,006
SoFi Technologies, Inc. * 6,938 45,860
TPG, Inc. 844 34,984
Tradeweb Markets, Inc. Class A  1,954 207,124
UWM Holdings Corp. 4,994 34,608
Visa, Inc. Class A  67,194 17,636,409
Western Union Co. 1,203 14,701
XP, Inc. Class A (Brazil)  1,078 18,962
65,367,282
Industrial - 2.4%
spacing
3M Co. 4,383 447,899
AAON, Inc. 2,910 253,868
Advanced Drainage Systems, Inc. 1,073 172,098
Amphenol Corp. Class A  29,363 1,978,185
Armstrong World Industries, Inc. 511 57,866
Axon Enterprise, Inc. * 3,061 900,669
AZEK Co., Inc. * 4,295 180,948
Boeing Co. * 4,065 739,871
Builders FirstSource, Inc. * 465 64,361
BWX Technologies, Inc. 976 92,720
Carlisle Cos., Inc. 274 111,028
Caterpillar, Inc. 2,961 986,309
Cognex Corp. 737 34,462
Comfort Systems USA, Inc. 1,498 455,572
Eagle Materials, Inc. 1,100 239,206
EMCOR Group, Inc. 783 285,858
Expeditors International of Washington, Inc. 1,084 135,272
Generac Holdings, Inc. * 1,230 162,631
General Electric Co. 9,981 1,586,680
HEICO Corp. 1,879 420,163
HEICO Corp. Class A  3,462 614,574
Honeywell International, Inc. 4,307 919,717
Howmet Aerospace, Inc. 1,054 81,822
Illinois Tool Works, Inc. 4,735 1,122,006
Jabil, Inc. 411 44,713
Lennox International, Inc. 1,366 730,783
Lincoln Electric Holdings, Inc. 656 123,748
Loar Holdings, Inc. * 599 31,993
Lockheed Martin Corp. 2,913 1,360,662
Louisiana-Pacific Corp. 1,916 157,744
Martin Marietta Materials, Inc. 146 79,103
Old Dominion Freight Line, Inc. 8,374 1,478,848
Rockwell Automation, Inc. 449 123,601
Saia, Inc. * 659 312,557
Sealed Air Corp. 335 11,655
Simpson Manufacturing Co., Inc. 204 34,380
Spirit AeroSystems Holdings, Inc. Class A * 421 13,838
Tetra Tech, Inc. 537 109,806
TopBuild Corp. * 81 31,207
Trane Technologies PLC 3,292 1,082,837
TransDigm Group, Inc. 469 599,199
Trex Co., Inc. * 4,713 349,327
Union Pacific Corp. 12,462 2,819,652
Universal Display Corp. 1,002 210,670
Veralto Corp. 4,737 452,241
Vertiv Holdings Co. 15,261 1,321,145
Vulcan Materials Co. 1,455 361,829
a Shares Value
Waste Management, Inc. 17,098 $ 3,647,687
XPO, Inc. * 4,872 517,163
28,050,173
Technology - 47.7%
spacing
Adobe, Inc. * 19,104 10,613,036
Advanced Micro Devices, Inc. * 45,310 7,349,735
Appfolio, Inc. Class A * 937 229,162
Apple, Inc. 619,976 130,579,345
Applied Materials, Inc. 32,606 7,694,690
AppLovin Corp. Class A * 11,180 930,400
Atlassian Corp. Class A * 6,691 1,183,504
Autodesk, Inc. * 9,185 2,272,828
Bentley Systems, Inc. Class B  5,972 294,778
Bill Holdings, Inc. * 1,087 57,198
Broadcom, Inc. 19,393 31,136,043
Broadridge Financial Solutions, Inc. 4,557 897,729
Cadence Design Systems, Inc. * 11,622 3,576,671
Cloudflare, Inc. Class A * 12,783 1,058,816
Confluent, Inc. Class A * 10,302 304,218
Crowdstrike Holdings, Inc. Class A * 9,301 3,564,050
Datadog, Inc. Class A * 12,742 1,652,510
Dayforce, Inc. * 496 24,602
Dell Technologies, Inc. Class C  1,668 230,034
DocuSign, Inc. * 8,692 465,022
DoubleVerify Holdings, Inc. * 3,483 67,814
Doximity, Inc. Class A * 383 10,713
Dropbox, Inc. Class A * 3,232 72,623
Duolingo, Inc. * 1,564 326,360
Dynatrace, Inc. * 11,137 498,269
Elastic NV * 3,597 409,734
Entegris, Inc. 6,418 868,997
EPAM Systems, Inc. * 149 28,028
Fair Isaac Corp. * 867 1,290,668
Fiserv, Inc. * 7,898 1,177,118
Five9, Inc. * 2,930 129,213
Fortinet, Inc. * 21,956 1,323,288
Gartner, Inc. * 3,213 1,442,830
Gitlab, Inc. Class A * 5,050 251,086
Globant SA * 1,348 240,295
Guidewire Software, Inc. * 1,587 218,831
HashiCorp, Inc. Class A * 3,512 118,319
HP, Inc. 10,090 353,352
HubSpot, Inc. * 2,083 1,228,533
Intuit, Inc. 11,645 7,653,211
KBR, Inc. 488 31,300
KLA Corp. 5,744 4,735,986
Lam Research Corp. 5,570 5,931,215
Lattice Semiconductor Corp. * 5,274 305,839
Manhattan Associates, Inc. * 2,637 650,495
Marvell Technology, Inc. 2,923 204,318
Microsoft Corp. 317,173 141,760,472
MicroStrategy, Inc. Class A * 42 57,854
MKS Instruments, Inc. 266 34,734
MongoDB, Inc. * 2,966 741,381
Monolithic Power Systems, Inc. 2,002 1,645,003
MSCI, Inc. 1,896 913,398
nCino, Inc. * 2,177 68,467
NetApp, Inc. 3,935 506,828
Nutanix, Inc. Class A * 2,706 153,836
NVIDIA Corp. 1,014,276 125,303,657
Onto Innovation, Inc. * 536 117,684
Oracle Corp. 66,986 9,458,423
Palantir Technologies, Inc. Class A * 85,770 2,172,554

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Paychex, Inc. 4,922 $ 583,552
Paycom Software, Inc. 1,367 195,536
Paycor HCM, Inc. * 1,065 13,526
Pegasystems, Inc. 1,787 108,167
Procore Technologies, Inc. * 4,487 297,533
PTC, Inc. * 3,063 556,455
Pure Storage, Inc. Class A * 10,778 692,055
QUALCOMM, Inc. 44,672 8,897,769
RingCentral, Inc. Class A * 3,074 86,687
ROBLOX Corp. Class A * 21,780 810,434
Salesforce, Inc. 33,910 8,718,261
SentinelOne, Inc. Class A * 986 20,755
ServiceNow, Inc. * 8,756 6,888,083
Smartsheet, Inc. Class A * 5,455 240,456
Snowflake, Inc. Class A * 13,478 1,820,743
Super Micro Computer, Inc. * 2,112 1,730,467
Synopsys, Inc. * 6,489 3,861,344
Teradata Corp. * 3,877 133,989
Teradyne, Inc. 5,943 881,288
Texas Instruments, Inc. 4,697 913,708
Twilio, Inc. Class A * 1,712 97,259
Tyler Technologies, Inc. * 1,536 772,270
UiPath, Inc. Class A * 14,553 184,532
Unity Software, Inc. * 6,534 106,243
Veeva Systems, Inc. Class A * 6,287 1,150,584
Workday, Inc. Class A * 9,023 2,017,182
Zebra Technologies Corp. Class A * 475 146,742
Zscaler, Inc. * 3,902 749,925
559,292,642
Utilities - 0.2%
spacing
Constellation Energy Corp. 2,135 427,576
NRG Energy, Inc. 3,728 290,262
Vistra Corp. 14,685 1,262,617
1,980,455
Total Common Stocks
    (Cost $768,932,088) 1,144,345,291
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Growth 47,145 17,184,824
a
Total Exchange-Traded Funds
    (Cost $17,202,726) 17,184,824
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $6,704,754; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $6,836,155) $ 6,701,989 $ 6,701,989
a
Total Short-Term Investments
(Cost $6,701,989) 6,701,989
TOTAL INVESTMENTS - 99.7%
(Cost $792,836,803) 1,168,232,104
DERIVATIVES - (0.0%) (34,863)
OTHER ASSETS & LIABILITIES, NET - 0.3% 2,969,375
NET ASSETS - 100.0% $ 1,171,166,616
Technology 47 .7%
Communications 21 .8%
Consumer, Non-Cyclical 11 .4%
Consumer, Cyclical 7 .7%
Financial 5 .6%
Others (each less than 3.0%) 5 .5%
99 .7%
Derivatives ( 0.0% )
Other Assets & Liabilities, Net 0 .3%
100 .0%

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(b) As of June 30, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 09/24 15 $ 6,008,389 $ 5,978,175 ( $ 30,214 )
CME E-Mini Standard & Poor's 500 Index 09/24 6 1,661,099 1,656,450 (4,649)
Total Futures Contracts ( $ 34,863 )
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,144,345,291 $ 1,144,345,291 $ – $ –
Exchange-Traded Funds 17,184,824 17,184,824 – –
Short-Term Investments 6,701,989 – 6,701,989 –
Total Assets 1,168,232,104 1,161,530,115 6,701,989 –
Liabilities Derivatives:
Equity Contracts
Futures (34,863) (34,863) – –
Total Liabilities (34,863) (34,863) – –
Total $ 1,168,197,241 $ 1,161,495,252 $ 6,701,989 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.8%
Basic Materials - 3.3%
spacing
Air Products & Chemicals, Inc. 10,735 $ 2,770,167
Albemarle Corp. 5,672 541,789
Alcoa Corp. 8,361 332,601
Ashland, Inc. 2,388 225,642
ATI, Inc. * 5,965 330,759
Axalta Coating Systems Ltd. * 9,945 339,821
Celanese Corp. 4,012 541,179
CF Industries Holdings, Inc. 9,051 670,860
Chemours Co. 6,394 144,313
Cleveland-Cliffs, Inc. * 15,228 234,359
Dow, Inc. 34,033 1,805,451
DuPont de Nemours, Inc. 20,222 1,627,669
Eastman Chemical Co. 5,654 553,922
Ecolab, Inc. 1,594 379,372
Element Solutions, Inc. 11,704 317,413
FMC Corp. 5,677 326,711
Freeport-McMoRan, Inc. 69,220 3,364,092
Huntsman Corp. 8,410 191,496
International Flavors & Fragrances, Inc. 12,364 1,177,176
International Paper Co. 16,749 722,719
Linde PLC 23,243 10,199,261
LyondellBasell Industries NV Class A  12,587 1,204,072
Mosaic Co. 15,467 446,996
MP Materials Corp. * 5,235 66,642
NewMarket Corp. 317 163,436
Newmont Corp. 55,828 2,337,518
Nucor Corp. 11,591 1,832,305
Olin Corp. 5,773 272,197
PPG Industries, Inc. 11,300 1,422,557
Reliance, Inc. 2,761 788,542
Royal Gold, Inc. 3,175 397,383
RPM International, Inc. 4,757 512,234
Sherwin-Williams Co. 1,010 301,414
Steel Dynamics, Inc. 7,186 930,587
U.S. Steel Corp. 11,289 426,724
Westlake Corp. 1,764 255,462
38,154,841
Communications - 5.6%
spacing
AT&T, Inc. 347,273 6,636,387
Booking Holdings, Inc. 101 400,112
CDW Corp. 3,229 722,779
Charter Communications, Inc. Class A * 4,537 1,356,382
Ciena Corp. * 6,958 335,236
Cisco Systems, Inc. 196,146 9,318,896
Comcast Corp. Class A  188,259 7,372,222
Corning, Inc. 37,062 1,439,859
DoorDash, Inc. Class A * 2,130 231,701
eBay, Inc. 24,473 1,314,690
Etsy, Inc. * 1,957 115,424
F5, Inc. * 2,824 486,377
FactSet Research Systems, Inc. 1,188 485,025
Fox Corp. Class A  11,495 395,083
Fox Corp. Class B  6,637 212,517
Frontier Communications Parent, Inc. * 12,601 329,894
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 27,210 679,706
IAC, Inc. * 3,777 176,952
Interpublic Group of Cos., Inc. 18,214 529,845
Iridium Communications, Inc. 5,266 140,181
Juniper Networks, Inc. 15,541 566,625
a Shares Value
Liberty Broadband Corp. Class A * 516 $ 28,174
Liberty Broadband Corp. Class C * 3,971 217,690
Liberty Global Ltd. Class A * (Belgium)  8,019 139,771
Liberty Global Ltd. Class C * (Belgium)  8,317 148,458
Liberty Media Corp. - Liberty Formula One
Class A * 694 44,576
Liberty Media Corp. - Liberty Formula One
Class C * 6,100 438,224
Liberty Media Corp. - Liberty SiriusXM
Class A * 3,738 82,797
Liberty Media Corp. - Liberty SiriusXM
Class C * 7,912 175,330
Lyft, Inc. Class A * 5,428 76,535
Maplebear, Inc. * 8,319 267,373
Match Group, Inc. * 12,798 388,803
Motorola Solutions, Inc. 4,176 1,612,145
New York Times Co. Class A  7,772 398,004
News Corp. Class A  18,398 507,233
News Corp. Class B  5,495 156,003
Nexstar Media Group, Inc. 917 152,231
Okta, Inc. * 4,132 386,796
Omnicom Group, Inc. 9,360 839,592
Paramount Global Class A  114 2,095
Paramount Global Class B  27,797 288,811
Robinhood Markets, Inc. Class A * 33,178 753,472
Roku, Inc. * 5,044 302,287
Sirius XM Holdings, Inc. 32,782 92,773
T-Mobile U.S., Inc. 23,405 4,123,493
TripAdvisor, Inc. * 4,923 87,679
Trump Media & Technology Group Corp. * 1,042 34,126
VeriSign, Inc. * 3,921 697,154
Verizon Communications, Inc. 203,858 8,407,104
Walt Disney Co. 88,850 8,821,916
Warner Bros Discovery, Inc. * 115,606 860,109
Wayfair, Inc. Class A * 4,463 235,334
Zillow Group, Inc. Class A * 2,529 113,906
Zillow Group, Inc. Class C * 7,943 368,476
64,494,363
Consumer, Cyclical - 8.6%
spacing
Advance Auto Parts, Inc. 2,800 177,324
Alaska Air Group, Inc. * 5,941 240,016
Allison Transmission Holdings, Inc. 4,170 316,503
Amer Sports, Inc. * (Finland)  5,856 73,610
American Airlines Group, Inc. * 29,366 332,717
Aptiv PLC * 13,166 927,150
Aramark 13,333 453,589
AutoNation, Inc. * 1,246 198,587
AutoZone, Inc. * 73 216,379
Bath & Body Works, Inc. 10,878 424,786
Best Buy Co., Inc. 10,422 878,470
Birkenstock Holding PLC * (Luxembourg)  1,033 56,206
BJ's Wholesale Club Holdings, Inc. * 6,377 560,156
BorgWarner, Inc. 11,119 358,477
Boyd Gaming Corp. 3,319 182,877
Brunswick Corp. 3,545 257,970
Caesars Entertainment, Inc. * 10,398 413,216
Capri Holdings Ltd. * 5,821 192,559
CarMax, Inc. * 7,068 518,367
Carnival Corp. * 48,251 903,259
Carter's, Inc. 1,865 115,574
Carvana Co. * 3,314 426,578
Casey's General Stores, Inc. 1,480 564,709
Columbia Sportswear Co. 1,584 125,263

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Copart, Inc. * 2,868 $ 155,331
Core & Main, Inc. Class A * 2,751 134,634
Crocs, Inc. * 2,357 343,981
Cummins, Inc. 6,607 1,829,676
Darden Restaurants, Inc. 2,717 411,136
Delta Air Lines, Inc. 31,148 1,477,661
Dick's Sporting Goods, Inc. 2,501 537,340
Dillard's, Inc. Class A  149 65,618
Dolby Laboratories, Inc. Class A  2,900 229,767
Dollar General Corp. 10,623 1,404,679
Dollar Tree, Inc. * 9,916 1,058,731
Domino's Pizza, Inc. 1,094 564,865
DR Horton, Inc. 14,340 2,020,936
Dutch Bros, Inc. Class A * 2,678 110,869
Fastenal Co. 4,346 273,103
Ferguson PLC 9,127 1,767,444
Five Below, Inc. * 536 58,408
Floor & Decor Holdings, Inc. Class A * 3,223 320,398
Ford Motor Co. 189,876 2,381,045
Freshpet, Inc. * 1,671 216,211
GameStop Corp. Class A * 12,964 320,081
Gap, Inc. 10,383 248,050
General Motors Co. 54,849 2,548,285
Gentex Corp. 11,182 376,945
Genuine Parts Co. 6,724 930,064
Harley-Davidson, Inc. 6,202 208,015
Hasbro, Inc. 847 49,549
Hilton Worldwide Holdings, Inc. 5,786 1,262,505
Home Depot, Inc. 9,693 3,336,718
Hyatt Hotels Corp. Class A  1,810 274,975
Kohl's Corp. 5,646 129,802
Lear Corp. 2,729 311,679
Leggett & Platt, Inc. 5,931 67,969
Lennar Corp. Class A  11,661 1,747,634
Lennar Corp. Class B  706 98,438
Liberty Media Corp. - Liberty Live Class A * 986 36,985
Liberty Media Corp. - Liberty Live Class C * 2,334 89,322
Lithia Motors, Inc. 1,368 345,352
LKQ Corp. 12,865 535,055
Lowe's Cos., Inc. 27,698 6,106,301
Lucid Group, Inc. * 37,502 97,880
Macy's, Inc. 12,805 245,856
Madison Square Garden Sports Corp. * 936 176,090
Marriott International, Inc. Class A  11,360 2,746,507
Marriott Vacations Worldwide Corp. 1,712 149,492
Mattel, Inc. * 15,958 259,477
McDonald's Corp. 32,626 8,314,410
MGM Resorts International * 11,790 523,948
MSC Industrial Direct Co., Inc. Class A  2,408 190,978
Newell Brands, Inc. 22,169 142,103
NIKE, Inc. Class B  22,227 1,675,249
Nordstrom, Inc. 5,743 121,866
NVR, Inc. * 144 1,092,753
Ollie's Bargain Outlet Holdings, Inc. * 2,947 289,307
O'Reilly Automotive, Inc. * 221 233,389
PACCAR, Inc. 24,874 2,560,530
Penn Entertainment, Inc. * 6,827 132,137
Penske Automotive Group, Inc. 1,011 150,659
Planet Fitness, Inc. Class A * 2,244 165,136
Polaris, Inc. 2,527 197,889
PulteGroup, Inc. 10,113 1,113,441
PVH Corp. 2,769 293,154
QuantumScape Corp. * 15,218 74,873
Ralph Lauren Corp. 1,862 325,962
a Shares Value
RH * 579 $ 141,531
Rivian Automotive, Inc. Class A * 39,784 533,901
Ross Stores, Inc. 12,234 1,777,845
Royal Caribbean Cruises Ltd. * 7,486 1,193,493
Scotts Miracle-Gro Co. 2,053 133,568
SharkNinja, Inc. 2,566 192,835
SiteOne Landscape Supply, Inc. * 1,283 155,769
Skechers USA, Inc. Class A * 5,966 412,370
Southwest Airlines Co. 28,887 826,457
Starbucks Corp. 12,277 955,764
Tapestry, Inc. 11,522 493,026
Target Corp. 22,378 3,312,839
Thor Industries, Inc. 2,459 229,794
TJX Cos., Inc. 22,419 2,468,332
TKO Group Holdings, Inc. 3,292 355,503
Toll Brothers, Inc. 5,015 577,628
Travel & Leisure Co. 3,310 148,884
Ulta Beauty, Inc. * 310 119,620
Under Armour, Inc. Class A * 9,235 61,597
Under Armour, Inc. Class C * 9,903 64,667
United Airlines Holdings, Inc. * 15,828 770,190
Vail Resorts, Inc. 294 52,958
VF Corp. 16,662 224,937
Walgreens Boots Alliance, Inc. 34,615 418,668
Walmart, Inc. 209,962 14,216,527
Watsco, Inc. 1,672 774,537
Wendy's Co. 4,236 71,843
WESCO International, Inc. 2,063 327,027
Whirlpool Corp. 2,558 261,428
Williams-Sonoma, Inc. 1,255 354,374
WW Grainger, Inc. 276 249,018
Wyndham Hotels & Resorts, Inc. 3,462 256,188
Wynn Resorts Ltd. 4,569 408,925
YETI Holdings, Inc. * 2,891 110,292
Yum! Brands, Inc. 8,393 1,111,737
98,337,057
Consumer, Non-Cyclical - 23.1%
spacing
10X Genomics, Inc. Class A * 1,764 34,310
Abbott Laboratories 83,674 8,694,565
AbbVie, Inc. 48,682 8,349,937
Acadia Healthcare Co., Inc. * 4,271 288,463
ADT, Inc. 13,225 100,510
Affirm Holdings, Inc. * 11,011 332,642
Agilent Technologies, Inc. 14,163 1,835,950
Albertsons Cos., Inc. Class A  20,886 412,498
Align Technology, Inc. * 1,500 362,145
Alnylam Pharmaceuticals, Inc. * 684 166,212
Altria Group, Inc. 83,138 3,786,936
Amedisys, Inc. * 1,491 136,874
Amgen, Inc. 5,733 1,791,276
API Group Corp. * 10,995 413,742
Archer-Daniels-Midland Co. 23,843 1,441,309
Automatic Data Processing, Inc. 1,432 341,804
Avantor, Inc. * 32,792 695,190
Avery Dennison Corp. 2,413 527,602
Avis Budget Group, Inc. 675 70,551
Azenta, Inc. * 2,967 156,124
Baxter International, Inc. 24,622 823,606
Becton Dickinson & Co. 13,983 3,267,967
BellRing Brands, Inc. * 6,300 359,982
Bio-Rad Laboratories, Inc. Class A * 929 253,719
Bio-Techne Corp. 7,509 538,020
Biogen, Inc. * 7,044 1,632,940

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
BioMarin Pharmaceutical, Inc. * 9,129 $ 751,591
Block, Inc. * 15,526 1,001,272
Boston Beer Co., Inc. Class A * 350 106,768
Boston Scientific Corp. * 71,051 5,471,637
Bright Horizons Family Solutions, Inc. * 2,558 281,585
Bristol-Myers Squibb Co. 98,118 4,074,841
Brown-Forman Corp. Class A  2,354 103,882
Brown-Forman Corp. Class B  8,330 359,773
Bruker Corp. 1,855 118,368
Bunge Global SA 6,809 726,997
Campbell Soup Co. 9,282 419,454
Cardinal Health, Inc. 4,782 470,166
Catalent, Inc. * 8,750 492,012
Centene Corp. * 25,796 1,710,275
Certara, Inc. * 3,835 53,115
Charles River Laboratories International,
Inc. * 2,469 510,046
Chemed Corp. 644 349,422
Church & Dwight Co., Inc. 11,797 1,223,113
Cigna Group 12,256 4,051,466
Cintas Corp. 213 149,155
Clarivate PLC * 22,630 128,765
Coca-Cola Co. 80,190 5,104,093
Coca-Cola Consolidated, Inc. 285 309,225
Colgate-Palmolive Co. 17,688 1,716,443
Conagra Brands, Inc. 23,039 654,768
Constellation Brands, Inc. Class A  7,607 1,957,129
Cooper Cos., Inc. 9,437 823,850
Corteva, Inc. 33,825 1,824,520
Coty, Inc. Class A * 18,379 184,158
CVS Health Corp. 61,015 3,603,546
Danaher Corp. 32,024 8,001,196
Darling Ingredients, Inc. * 7,665 281,689
Dentsply Sirona, Inc. 10,826 269,676
Dun & Bradstreet Holdings, Inc. 14,117 130,723
Edwards Lifesciences Corp. * 23,387 2,160,257
Elanco Animal Health, Inc. * 23,800 343,434
Elevance Health, Inc. 9,449 5,120,035
Encompass Health Corp. 5,043 432,639
Enovis Corp. * 2,526 114,175
Envista Holdings Corp. * 7,647 127,170
Equifax, Inc. 4,746 1,150,715
Estee Lauder Cos., Inc. Class A  7,123 757,887
Euronet Worldwide, Inc. * 2,089 216,211
Exact Sciences Corp. * 5,336 225,446
Exelixis, Inc. * 2,297 51,614
Flowers Foods, Inc. 10,098 224,176
Fortrea Holdings, Inc. * 4,455 103,980
FTI Consulting, Inc. * 1,700 366,401
GE HealthCare Technologies, Inc. 18,679 1,455,468
General Mills, Inc. 27,311 1,727,694
Gilead Sciences, Inc. 60,372 4,142,123
Global Payments, Inc. 12,308 1,190,184
Globus Medical, Inc. Class A * 5,413 370,736
GRAIL, Inc. * 971 14,919
Grand Canyon Education, Inc. * 1,097 153,481
Grocery Outlet Holding Corp. * 4,915 108,720
GXO Logistics, Inc. * 5,983 302,141
H&R Block, Inc. 5,401 292,896
HCA Healthcare, Inc. 7,058 2,267,594
Henry Schein, Inc. * 6,150 394,215
Hershey Co. 6,142 1,129,084
Hologic, Inc. * 11,173 829,595
Hormel Foods Corp. 14,018 427,409
a Shares Value
Humana, Inc. 5,830 $ 2,178,379
Illumina, Inc. * 7,702 803,935
Incyte Corp. * 8,435 511,330
Ingredion, Inc. 3,138 359,929
Ionis Pharmaceuticals, Inc. * 374 17,825
IQVIA Holdings, Inc. * 7,731 1,634,643
J M Smucker Co. 4,989 544,001
Jazz Pharmaceuticals PLC * 2,942 314,000
Johnson & Johnson 116,698 17,056,580
Kellanova 12,676 731,152
Kenvue, Inc. 92,601 1,683,486
Keurig Dr Pepper, Inc. 51,270 1,712,418
Kimberly-Clark Corp. 9,579 1,323,818
Kraft Heinz Co. 42,154 1,358,202
Kroger Co. 32,082 1,601,854
Labcorp Holdings, Inc. 4,064 827,065
Lamb Weston Holdings, Inc. 4,723 397,110
ManpowerGroup, Inc. 2,393 167,031
MarketAxess Holdings, Inc. 1,786 358,147
Masimo Corp. * 994 125,184
McCormick & Co., Inc. 12,180 864,049
McKesson Corp. 3,617 2,112,473
Medtronic PLC 64,302 5,061,210
Moderna, Inc. * 15,627 1,855,706
Molina Healthcare, Inc. * 1,036 308,003
Molson Coors Beverage Co. Class B  8,462 430,123
Mondelez International, Inc. Class A  64,776 4,238,941
Monster Beverage Corp. * 7,320 365,634
Organon & Co. 12,072 249,890
PayPal Holdings, Inc. * 50,606 2,936,666
PepsiCo, Inc. 13,967 2,303,577
Performance Food Group Co. * 6,331 418,542
Perrigo Co. PLC 6,889 176,909
Pfizer, Inc. 274,268 7,674,019
Philip Morris International, Inc. 75,202 7,620,219
Pilgrim's Pride Corp. * 2,097 80,714
Post Holdings, Inc. * 2,388 248,734
Premier, Inc. Class A  5,460 101,938
Procter & Gamble Co. 88,693 14,627,250
Qiagen NV * 10,680 438,841
Quanta Services, Inc. 4,874 1,238,435
Quest Diagnostics, Inc. 5,367 734,635
QuidelOrtho Corp. * 2,610 86,704
R1 RCM, Inc. * 7,695 96,649
RB Global, Inc. (Canada)  8,853 676,015
Regeneron Pharmaceuticals, Inc. * 4,630 4,866,269
Repligen Corp. * 2,308 290,946
ResMed, Inc. 5,111 978,348
Revvity, Inc. 5,948 623,707
Reynolds Consumer Products, Inc. 2,762 77,281
Robert Half, Inc. 4,929 315,357
Roivant Sciences Ltd. * 16,944 179,098
Royalty Pharma PLC Class A  18,550 489,163
S&P Global, Inc. 15,139 6,751,994
Seaboard Corp. 11 34,768
Service Corp. International 6,896 490,512
Solventum Corp. * 7,003 370,319
Sotera Health Co. * 6,071 72,063
Spectrum Brands Holdings, Inc. 1,399 120,216
STERIS PLC 4,765 1,046,108
Stryker Corp. 12,306 4,187,116
Sysco Corp. 9,129 651,719
Teleflex, Inc. 2,277 478,921
Tenet Healthcare Corp. * 4,687 623,512

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Thermo Fisher Scientific, Inc. 18,474 $ 10,216,122
TransUnion 8,847 656,094
Tyson Foods, Inc. Class A  13,600 777,104
U-Haul Holding Co. * 403 24,877
U-Haul Holding Co. 3,057 183,481
U.S. Foods Holding Corp. * 11,074 586,700
United Rentals, Inc. 2,435 1,574,788
United Therapeutics Corp. * 2,111 672,459
UnitedHealth Group, Inc. 41,464 21,115,957
Universal Health Services, Inc. Class B  2,798 517,434
Vertex Pharmaceuticals, Inc. * 6,254 2,931,375
Vestis Corp. 5,385 65,859
Viatris, Inc. 57,382 609,971
Waters Corp. * 1,111 322,323
West Pharmaceutical Services, Inc. 1,379 454,229
WEX, Inc. * 1,830 324,166
WillScot Mobile Mini Holdings Corp. * 6,303 237,245
Zimmer Biomet Holdings, Inc. 9,886 1,072,928
Zoetis, Inc. 3,871 671,077
264,743,563
Energy - 7.5%
spacing
Antero Midstream Corp. 11,365 167,520
Antero Resources Corp. * 13,969 455,809
APA Corp. 17,494 515,023
Baker Hughes Co. 48,265 1,697,480
Cheniere Energy, Inc. 5,430 949,327
Chesapeake Energy Corp. 6,491 533,495
Chevron Corp. 83,348 13,037,294
Chord Energy Corp. 2,987 500,860
Civitas Resources, Inc. 3,503 241,707
ConocoPhillips 56,683 6,483,402
Coterra Energy, Inc. 35,870 956,653
Devon Energy Corp. 30,428 1,442,287
Diamondback Energy, Inc. 8,598 1,721,234
DT Midstream, Inc. 4,934 350,462
EOG Resources, Inc. 27,829 3,502,836
EQT Corp. 21,188 783,532
Exxon Mobil Corp. 217,109 24,993,588
First Solar, Inc. * 5,155 1,162,246
Halliburton Co. 42,628 1,439,974
Hess Corp. 4,769 703,523
HF Sinclair Corp. 7,832 417,759
Kinder Morgan, Inc. 93,744 1,862,693
Marathon Oil Corp. 27,618 791,808
Marathon Petroleum Corp. 17,034 2,955,058
Matador Resources Co. 5,251 312,960
New Fortress Energy, Inc. 1,639 36,025
NOV, Inc. 18,830 357,958
Occidental Petroleum Corp. 30,815 1,942,270
ONEOK, Inc. 28,217 2,301,096
Ovintiv, Inc. 12,967 607,763
Permian Resources Corp. 23,892 385,856
Phillips 66 20,492 2,892,856
Range Resources Corp. 11,461 384,287
Schlumberger NV 69,106 3,260,421
Southwestern Energy Co. * 53,023 356,845
TechnipFMC PLC (United Kingdom)  20,380 532,937
Valero Energy Corp. 15,767 2,471,635
Viper Energy, Inc. 3,126 117,319
Williams Cos., Inc. 58,852 2,501,210
86,127,008
a Shares Value
Financial - 23.2%
spacing
Affiliated Managers Group, Inc. 1,544 $ 241,219
Aflac, Inc. 27,658 2,470,136
AGNC Investment Corp. REIT 33,072 315,507
Agree Realty Corp. REIT 5,053 312,983
Air Lease Corp. 4,969 236,177
Alexandria Real Estate Equities, Inc. REIT 8,375 979,624
Allstate Corp. 10,721 1,711,715
Ally Financial, Inc. 11,465 454,817
American Express Co. 17,165 3,974,556
American Financial Group, Inc. 3,470 426,879
American Homes 4 Rent Class A REIT 16,323 606,563
American International Group, Inc. 32,588 2,419,333
Americold Realty Trust, Inc. REIT 14,368 366,959
Ameriprise Financial, Inc. 426 181,983
Annaly Capital Management, Inc. REIT 24,192 461,100
Aon PLC Class A  9,495 2,787,542
Apollo Global Management, Inc. 6,359 750,807
Arch Capital Group Ltd. * 17,443 1,759,824
Arthur J Gallagher & Co. 9,717 2,519,715
Assurant, Inc. 2,515 418,119
Assured Guaranty Ltd. 2,562 197,658
AvalonBay Communities, Inc. REIT 6,859 1,419,059
Axis Capital Holdings Ltd. 4,036 285,143
Bank of America Corp. 328,318 13,057,207
Bank of New York Mellon Corp. 36,214 2,168,856
Bank OZK 5,405 221,605
Berkshire Hathaway, Inc. Class B * 88,549 36,021,733
BlackRock, Inc. 7,142 5,623,039
BOK Financial Corp. 953 87,333
Boston Properties, Inc. REIT 7,592 467,364
Brighthouse Financial, Inc. * 3,012 130,540
Brixmor Property Group, Inc. REIT 14,475 334,228
Brown & Brown, Inc. 6,467 578,214
Camden Property Trust REIT 5,002 545,768
Capital One Financial Corp. 18,311 2,535,158
Carlyle Group, Inc. 10,585 424,988
Cboe Global Markets, Inc. 5,100 867,306
CBRE Group, Inc. Class A * 14,791 1,318,026
Charles Schwab Corp. 64,918 4,783,807
Chubb Ltd. 19,571 4,992,171
Cincinnati Financial Corp. 7,402 874,176
Citigroup, Inc. 92,711 5,883,440
Citizens Financial Group, Inc. 22,094 796,047
CME Group, Inc. 17,388 3,418,481
CNA Financial Corp. 1,353 62,333
Coinbase Global, Inc. Class A * 1,527 339,345
Columbia Banking System, Inc. 9,692 192,774
Comerica, Inc. 6,778 345,949
Commerce Bancshares, Inc. 5,574 310,918
CoStar Group, Inc. * 19,626 1,455,072
Cousins Properties, Inc. REIT 8,203 189,899
Credit Acceptance Corp. * 64 32,940
Crown Castle, Inc. REIT 21,022 2,053,849
CubeSmart REIT 10,817 488,604
Cullen/Frost Bankers, Inc. 2,783 282,836
Digital Realty Trust, Inc. REIT 15,616 2,374,413
Discover Financial Services 12,091 1,581,624
East West Bancorp, Inc. 6,670 488,444
EastGroup Properties, Inc. REIT 2,317 394,122
EPR Properties REIT 3,457 145,125
Equinix, Inc. REIT 4,338 3,282,131
Equity LifeStyle Properties, Inc. REIT 8,909 580,243

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Equity Residential REIT 18,263 $ 1,266,356
Essex Property Trust, Inc. REIT 3,087 840,281
Evercore, Inc. Class A  1,715 357,457
Everest Group Ltd. 1,741 663,356
Extra Space Storage, Inc. REIT 10,113 1,571,661
Federal Realty Investment Trust REIT 3,901 393,884
Fidelity National Financial, Inc. 11,883 587,258
Fifth Third Bancorp 33,019 1,204,863
First American Financial Corp. 4,778 257,773
First Citizens BancShares, Inc. Class A  579 974,810
First Hawaiian, Inc. 5,617 116,609
First Horizon Corp. 26,389 416,155
First Industrial Realty Trust, Inc. REIT 6,307 299,646
FNB Corp. 18,692 255,707
Franklin Resources, Inc. 13,777 307,916
Gaming & Leisure Properties, Inc. REIT 12,592 569,284
Globe Life, Inc. 4,771 392,558
Goldman Sachs Group, Inc. 11,151 5,043,820
Hanover Insurance Group, Inc. 1,811 227,172
Hartford Financial Services Group, Inc. 14,355 1,443,252
Healthcare Realty Trust, Inc. REIT 18,192 299,804
Healthpeak Properties, Inc. REIT 34,274 671,770
Highwoods Properties, Inc. REIT 4,676 122,839
Host Hotels & Resorts, Inc. REIT 33,696 605,854
Houlihan Lokey, Inc. 2,258 304,514
Howard Hughes Holdings, Inc. * 1,466 95,026
Huntington Bancshares, Inc. 69,808 920,069
Interactive Brokers Group, Inc. Class A  5,022 615,697
Intercontinental Exchange, Inc. 27,484 3,762,285
Invesco Ltd. 17,723 265,136
Invitation Homes, Inc. REIT 29,589 1,061,949
Iron Mountain, Inc. REIT 6,016 539,154
Janus Henderson Group PLC 6,248 210,620
Jefferies Financial Group, Inc. 6,252 311,100
Jones Lang LaSalle, Inc. * 1,576 323,521
JPMorgan Chase & Co. 138,651 28,043,551
Kemper Corp. 3,258 193,297
KeyCorp 44,746 635,841
Kilroy Realty Corp. REIT 5,709 177,950
Kimco Realty Corp. REIT 31,848 619,762
KKR & Co., Inc. 23,193 2,440,831
Lamar Advertising Co. Class A REIT 3,149 376,400
Lazard, Inc. 339 12,943
Lincoln National Corp. 7,517 233,779
Loews Corp. 8,759 654,648
M&T Bank Corp. 8,035 1,216,178
Markel Group, Inc. * 474 746,863
Marsh & McLennan Cos., Inc. 20,582 4,337,039
Medical Properties Trust, Inc. REIT 28,477 122,736
MetLife, Inc. 28,830 2,023,578
MGIC Investment Corp. 12,811 276,077
Mid-America Apartment Communities, Inc.
REIT 5,614 800,613
Morgan Stanley 52,842 5,135,714
Nasdaq, Inc. 17,943 1,081,245
National Storage Affiliates Trust REIT 3,750 154,575
NNN REIT, Inc. 8,732 371,983
Northern Trust Corp. 9,779 821,240
Old Republic International Corp. 12,179 376,331
Omega Healthcare Investors, Inc. REIT 11,928 408,534
OneMain Holdings, Inc. 5,456 264,561
Park Hotels & Resorts, Inc. REIT 11,023 165,125
Pinnacle Financial Partners, Inc. 3,610 288,944
PNC Financial Services Group, Inc. 19,206 2,986,149
a Shares Value
Popular, Inc. 3,093 $ 273,514
Primerica, Inc. 1,671 395,325
Principal Financial Group, Inc. 11,280 884,916
Progressive Corp. 4,439 922,025
Prologis, Inc. REIT 44,697 5,019,920
Prosperity Bancshares, Inc. 4,632 283,200
Prudential Financial, Inc. 17,381 2,036,879
Public Storage REIT 6,485 1,865,410
Raymond James Financial, Inc. 9,142 1,130,043
Rayonier, Inc. REIT 6,942 201,943
Realty Income Corp. REIT 41,676 2,201,326
Regency Centers Corp. REIT 8,887 552,771
Regions Financial Corp. 44,422 890,217
Reinsurance Group of America, Inc. 3,176 651,938
RenaissanceRe Holdings Ltd. (Bermuda)  2,506 560,116
Rexford Industrial Realty, Inc. REIT 10,273 458,073
Rithm Capital Corp. REIT 23,126 252,305
RLI Corp. 1,806 254,086
Rocket Cos., Inc. Class A * 5,869 80,405
SBA Communications Corp. REIT 5,065 994,260
SEI Investments Co. 4,864 314,652
Simon Property Group, Inc. REIT 11,640 1,766,952
SLM Corp. 10,546 219,251
SoFi Technologies, Inc. * 41,942 277,237
STAG Industrial, Inc. REIT 8,748 315,453
Starwood Property Trust, Inc. REIT 14,167 268,323
State Street Corp. 14,574 1,078,476
Stifel Financial Corp. 5,048 424,789
Sun Communities, Inc. REIT 5,963 717,587
Synchrony Financial 19,388 914,920
Synovus Financial Corp. 6,780 272,488
T Rowe Price Group, Inc. 10,606 1,222,978
TFS Financial Corp. 3,338 42,126
TPG, Inc. 3,106 128,744
Tradeweb Markets, Inc. Class A  3,395 359,870
Travelers Cos., Inc. 11,050 2,246,907
Truist Financial Corp. 64,553 2,507,884
U.S. Bancorp 75,413 2,993,896
UDR, Inc. REIT 16,247 668,564
Unum Group 7,947 406,171
UWM Holdings Corp. 1,427 9,889
Ventas, Inc. REIT 19,499 999,519
VICI Properties, Inc. REIT 50,409 1,443,714
Virtu Financial, Inc. Class A  3,621 81,291
Vornado Realty Trust REIT 8,797 231,273
Voya Financial, Inc. 5,136 365,426
W R Berkley Corp. 10,011 786,664
Webster Financial Corp. 8,246 359,443
Wells Fargo & Co. 169,511 10,067,258
Welltower, Inc. REIT 28,622 2,983,843
Western Alliance Bancorp 5,478 344,128
Western Union Co. 10,616 129,728
Weyerhaeuser Co. REIT 35,246 1,000,634
White Mountains Insurance Group Ltd. 131 238,086
Willis Towers Watson PLC 4,942 1,295,496
Wintrust Financial Corp. 3,142 309,676
WP Carey, Inc. REIT 10,476 576,704
XP, Inc. Class A (Brazil)  16,194 284,852
Zions Bancorp NA 7,044 305,498
266,162,231
Industrial - 13.7%
spacing
3M Co. 21,758 2,223,450
Acuity Brands, Inc. 1,489 359,504

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Advanced Drainage Systems, Inc. 1,995 $ 319,978
AECOM 6,562 578,375
AGCO Corp. 3,009 294,521
Allegion PLC 4,228 499,538
Amcor PLC 69,539 680,091
AMETEK, Inc. 11,163 1,860,984
Amphenol Corp. Class A  23,824 1,605,023
AO Smith Corp. 5,514 450,935
AptarGroup, Inc. 3,191 449,325
Ardagh Group SA * Ω 291 1,859
Armstrong World Industries, Inc. 1,595 180,618
Arrow Electronics, Inc. * 2,603 314,338
Avnet, Inc. 4,751 244,629
AZEK Co., Inc. * 2,068 87,125
Ball Corp. 15,055 903,601
Berry Global Group, Inc. 5,599 329,501
Boeing Co. * 23,506 4,278,327
Builders FirstSource, Inc. * 5,274 729,974
BWX Technologies, Inc. 3,464 329,080
Carlisle Cos., Inc. 1,990 806,368
Carrier Global Corp. 40,573 2,559,345
Caterpillar, Inc. 20,294 6,759,931
CH Robinson Worldwide, Inc. 5,545 488,625
Clean Harbors, Inc. * 2,492 563,566
CNH Industrial NV 42,205 427,537
Cognex Corp. 7,861 367,580
Coherent Corp. * 6,622 479,830
Crane Co. 2,434 352,881
CRH PLC 33,226 2,491,285
Crown Holdings, Inc. 5,415 402,822
CSX Corp. 94,504 3,161,159
Curtiss-Wright Corp. 1,844 499,687
Deere & Co. 12,322 4,603,869
Donaldson Co., Inc. 5,805 415,406
Dover Corp. 6,630 1,196,384
Eagle Materials, Inc. 400 86,984
Eaton Corp. PLC 19,311 6,054,964
EMCOR Group, Inc. 1,360 496,509
Emerson Electric Co. 27,638 3,044,602
Esab Corp. 2,670 252,128
Expeditors International of Washington, Inc. 5,713 712,925
FedEx Corp. 10,949 3,282,948
Flowserve Corp. 6,240 300,144
Fortive Corp. 17,014 1,260,737
Fortune Brands Innovations, Inc. 6,029 391,523
Garmin Ltd. 7,488 1,219,945
Gates Industrial Corp. PLC * 9,876 156,140
GE Vernova, Inc. * 13,178 2,260,159
Generac Holdings, Inc. * 1,452 191,983
General Dynamics Corp. 13,207 3,831,879
General Electric Co. 41,337 6,571,343
Graco, Inc. 8,086 641,058
Graphic Packaging Holding Co. 14,701 385,313
Hayward Holdings, Inc. * 6,274 77,170
Hexcel Corp. 3,960 247,302
Honeywell International, Inc. 26,637 5,688,065
Howmet Aerospace, Inc. 18,398 1,428,237
Hubbell, Inc. 2,589 946,228
Huntington Ingalls Industries, Inc. 1,909 470,244
IDEX Corp. 3,645 733,374
Illinois Tool Works, Inc. 8,951 2,121,029
Ingersoll Rand, Inc. 19,515 1,772,743
ITT, Inc. 3,983 514,524
Jabil, Inc. 5,213 567,122
a Shares Value
Jacobs Solutions, Inc. 6,027 $ 842,032
JB Hunt Transport Services, Inc. 4,015 642,400
Johnson Controls International PLC 32,929 2,188,791
Keysight Technologies, Inc. * 8,426 1,152,256
Kirby Corp. * 2,766 331,173
Knight-Swift Transportation Holdings, Inc. 7,565 377,645
L3Harris Technologies, Inc. 9,158 2,056,704
Landstar System, Inc. 1,719 317,121
Lincoln Electric Holdings, Inc. 1,924 362,943
Littelfuse, Inc. 1,177 300,829
Lockheed Martin Corp. 7,022 3,279,976
Louisiana-Pacific Corp. 940 77,390
Martin Marietta Materials, Inc. 2,798 1,515,956
Masco Corp. 10,640 709,369
MasTec, Inc. * 2,997 320,649
MDU Resources Group, Inc. 10,409 261,266
Mettler-Toledo International, Inc. * 1,020 1,425,542
Middleby Corp. * 2,570 315,108
Mohawk Industries, Inc. * 2,471 280,681
MSA Safety, Inc. 1,789 335,777
Nordson Corp. 2,743 636,211
Norfolk Southern Corp. 10,930 2,346,562
Northrop Grumman Corp. 6,752 2,943,534
nVent Electric PLC 7,986 611,807
Oshkosh Corp. 3,336 360,955
Otis Worldwide Corp. 19,535 1,880,439
Owens Corning 4,171 724,586
Packaging Corp. of America 4,286 782,452
Parker-Hannifin Corp. 6,187 3,129,446
Pentair PLC 7,982 611,980
RBC Bearings, Inc. * 1,433 386,595
Regal Rexnord Corp. 3,209 433,921
Republic Services, Inc. 9,925 1,928,825
Rockwell Automation, Inc. 5,032 1,385,209
RTX Corp. 64,324 6,457,486
Ryder System, Inc. 2,054 254,450
Saia, Inc. * 533 252,797
Schneider National, Inc. Class B  2,847 68,784
Sealed Air Corp. 3,652 127,053
Sensata Technologies Holding PLC 7,133 266,703
Silgan Holdings, Inc. 4,552 192,686
Simpson Manufacturing Co., Inc. 1,856 312,792
Snap-on, Inc. 2,501 653,736
Sonoco Products Co. 5,108 259,078
Spirit AeroSystems Holdings, Inc. Class A * 4,795 157,612
Stanley Black & Decker, Inc. 7,430 593,583
Stericycle, Inc. * 4,817 280,012
TD SYNNEX Corp. 3,552 409,901
Teledyne Technologies, Inc. * 2,269 880,327
Tetra Tech, Inc. 2,023 413,663
Textron, Inc. 9,197 789,654
Timken Co. 3,328 266,673
TopBuild Corp. * 1,412 544,001
Toro Co. 5,048 472,038
Trane Technologies PLC 7,216 2,373,559
TransDigm Group, Inc. 2,101 2,684,259
Trimble, Inc. * 11,774 658,402
Union Pacific Corp. 15,375 3,478,747
United Parcel Service, Inc. Class B  35,262 4,825,605
Universal Display Corp. 1,118 235,060
Valmont Industries, Inc. 939 257,709
Veralto Corp. 6,568 627,047
Vontier Corp. 7,465 285,163
Vulcan Materials Co. 4,748 1,180,733

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Westinghouse Air Brake Technologies Corp. 8,458 $ 1,336,787
Westrock Co. 12,366 621,515
Woodward, Inc. 2,877 501,691
Xylem, Inc. 11,684 1,584,701
157,564,510
Technology - 8.4%
spacing
Accenture PLC Class A  30,354 9,209,707
Advanced Micro Devices, Inc. * 26,477 4,294,834
Akamai Technologies, Inc. * 7,279 655,692
Allegro MicroSystems, Inc. * (Japan)  3,636 102,681
Amdocs Ltd. 5,537 436,980
Amkor Technology, Inc. 5,450 218,109
Analog Devices, Inc. 23,969 5,471,164
ANSYS, Inc. * 4,218 1,356,087
Applied Materials, Inc. 3,260 769,327
Aspen Technology, Inc. * 1,251 248,486
Astera Labs, Inc. * 1,012 61,236
Bill Holdings, Inc. * 3,718 195,641
Broadridge Financial Solutions, Inc. 493 97,121
CACI International, Inc. Class A * 1,067 458,949
CCC Intelligent Solutions Holdings, Inc. * 20,387 226,500
Cirrus Logic, Inc. * 2,551 325,661
Cognizant Technology Solutions Corp.
Class A  24,068 1,636,624
Concentrix Corp. 2,290 144,911
Crane NXT Co. 2,469 151,646
Dayforce, Inc. * 6,406 317,738
Dell Technologies, Inc. Class C  10,086 1,390,960
DoubleVerify Holdings, Inc. * 3,054 59,461
Doximity, Inc. Class A * 5,355 149,779
Dropbox, Inc. Class A * 8,354 187,714
DXC Technology Co. * 9,669 184,581
Electronic Arts, Inc. 12,931 1,801,676
EPAM Systems, Inc. * 2,517 473,473
Fair Isaac Corp. * 179 266,470
Fidelity National Information Services, Inc. 27,181 2,048,360
Fiserv, Inc. * 19,214 2,863,655
Fortinet, Inc. * 5,616 338,476
Genpact Ltd. 8,492 273,358
GLOBALFOUNDRIES, Inc. * 4,855 245,469
Globant SA * 504 89,843
Guidewire Software, Inc. * 2,157 297,429
HashiCorp, Inc. Class A * 1,477 49,760
Hewlett Packard Enterprise Co. 62,740 1,328,206
HP, Inc. 36,087 1,263,767
Informatica, Inc. Class A * 3,087 95,327
Intel Corp. 206,142 6,384,218
International Business Machines Corp. 44,378 7,675,175
IPG Photonics Corp. * 1,509 127,345
Jack Henry & Associates, Inc. 3,506 582,066
KBR, Inc. 5,881 377,207
Kyndryl Holdings, Inc. * 10,758 283,043
Lattice Semiconductor Corp. * 882 51,147
Leidos Holdings, Inc. 6,518 950,846
Lumentum Holdings, Inc. * 3,226 164,268
MACOM Technology Solutions Holdings,
Inc. * 2,697 300,635
Marvell Technology, Inc. 38,128 2,665,147
Microchip Technology, Inc. 25,641 2,346,152
Micron Technology, Inc. 53,325 7,013,837
MicroStrategy, Inc. Class A * 709 976,633
MKS Instruments, Inc. 3,041 397,094
MSCI, Inc. 1,564 753,457
a Shares Value
nCino, Inc. * 1,520 $ 47,804
NetApp, Inc. 5,499 708,271
Nutanix, Inc. Class A * 8,406 477,881
ON Semiconductor Corp. * 20,759 1,423,029
Onto Innovation, Inc. * 1,759 386,206
Parsons Corp. * 2,212 180,964
Paychex, Inc. 9,968 1,181,806
Paycom Software, Inc. 911 130,309
Paycor HCM, Inc. * 1,507 19,139
PTC, Inc. * 2,249 408,576
Pure Storage, Inc. Class A * 1,795 115,257
Qorvo, Inc. * 4,657 540,398
QUALCOMM, Inc. 3,349 667,054
Roper Technologies, Inc. 5,164 2,910,740
Salesforce, Inc. 6,895 1,772,705
Science Applications International Corp. 2,659 312,566
SentinelOne, Inc. Class A * 9,298 195,723
Skyworks Solutions, Inc. 7,766 827,700
SS&C Technologies Holdings, Inc. 10,390 651,141
Take-Two Interactive Software, Inc. * 8,113 1,261,490
Teradyne, Inc. 659 97,723
Texas Instruments, Inc. 38,703 7,528,895
Twilio, Inc. Class A * 6,593 374,548
Tyler Technologies, Inc. * 307 154,354
UiPath, Inc. Class A * 1,658 21,023
Unity Software, Inc. * 9,270 150,730
Western Digital Corp. * 15,776 1,195,348
Wolfspeed, Inc. * 5,650 128,594
Zebra Technologies Corp. Class A * 1,944 600,560
Zoom Video Communications, Inc.
Class A * 12,050 713,240
ZoomInfo Technologies, Inc. * 15,086 192,648
96,211,550
Utilities - 4.4%
spacing
AES Corp. 34,285 602,387
Alliant Energy Corp. 12,388 630,549
Ameren Corp. 12,865 914,830
American Electric Power Co., Inc. 25,504 2,237,721
American Water Works Co., Inc. 9,431 1,218,108
Atmos Energy Corp. 7,273 848,395
Avangrid, Inc. 3,248 115,401
Brookfield Renewable Corp. Class A  7,084 201,044
CenterPoint Energy, Inc. 30,629 948,886
Clearway Energy, Inc. Class A  1,745 39,542
Clearway Energy, Inc. Class C  4,123 101,797
CMS Energy Corp. 14,390 856,637
Consolidated Edison, Inc. 16,747 1,497,517
Constellation Energy Corp. 12,809 2,565,258
Dominion Energy, Inc. 40,527 1,985,823
DTE Energy Co. 9,996 1,109,656
Duke Energy Corp. 37,322 3,740,784
Edison International 18,395 1,320,945
Entergy Corp. 10,308 1,102,956
Essential Utilities, Inc. 12,173 454,418
Evergy, Inc. 10,767 570,328
Eversource Energy 16,982 963,049
Exelon Corp. 48,384 1,674,570
FirstEnergy Corp. 27,679 1,059,275
IDACORP, Inc. 2,713 252,716
National Fuel Gas Co. 4,477 242,609
NextEra Energy, Inc. 99,469 7,043,400
NiSource, Inc. 21,685 624,745
NRG Energy, Inc. 6,110 475,725

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $1,859 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
OGE Energy Corp. 9,587 $ 342,256
PG&E Corp. 103,371 1,804,858
Pinnacle West Capital Corp. 5,483 418,792
PPL Corp. 35,710 987,382
Public Service Enterprise Group, Inc. 24,113 1,777,128
Sempra 30,637 2,330,250
Southern Co. 52,970 4,108,883
UGI Corp. 9,865 225,908
WEC Energy Group, Inc. 15,293 1,199,889
Xcel Energy, Inc. 26,895 1,436,462
50,030,879
Total Common Stocks
    (Cost $972,086,081) 1,121,826,002
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value 96,256 16,793,784
a
Total Exchange-Traded Funds
    (Cost $16,682,476) 16,793,784
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $5,331,970; collateralized by U.S.
Treasury Obligations: 5.385% due
04/30/26 and value $5,436,553) $ 5,329,772 5,329,772
a
Total Short-Term Investments
(Cost $5,329,772) 5,329,772
TOTAL INVESTMENTS - 99.8%
(Cost $994,098,329) 1,143,949,558
DERIVATIVES - 0.0% 26,244
OTHER ASSETS & LIABILITIES, NET - 0.2% 2,340,111
NET ASSETS - 100.0% $ 1,146,315,913
Financial 23 .2%
Consumer, Non-Cyclical 23 .1%
Industrial 13 .7%
Consumer, Cyclical 8 .6%
Technology 8 .4%
Energy 7 .5%
Communications 5 .6%
Utilities 4 .4%
Basic Materials 3 .3%
Others (each less than 3.0%) 2 .0%
99 .8%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .2%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/24 14 $ 3,856,181 $ 3,865,050 $ 8,869
CME E-Mini Standard & Poor's MidCap 400 Index 09/24 18 5,307,205 5,324,580 17,375
Total Futures Contracts $ 26,244

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 38,154,841 $ 38,154,841 $ – $ –
Communications 64,494,363 64,494,363 – –
Consumer, Cyclical 98,337,057 98,337,057 – –
Consumer, Non-Cyclical 264,743,563 264,743,563 – –
Energy 86,127,008 86,127,008 – –
Financial 266,162,231 266,162,231 – –
Industrial 157,564,510 157,562,651 1,859 –
Technology 96,211,550 96,211,550 – –
Utilities 50,030,879 50,030,879 – –
Total Common Stocks 1,121,826,002 1,121,824,143 1,859 –
Exchange-Traded Funds 16,793,784 16,793,784 – –
Short-Term Investments 5,329,772 – 5,329,772 –
Derivatives:
Equity Contracts
Futures 26,244 26,244 – –
Total Assets 1,143,975,802 1,138,644,171 5,331,631 –
a
Liabilities Due to Custodian (3,106) – (3,106) –
Total Liabilities (3,106) – (3,106) –
Total $ 1,143,972,696 $ 1,138,644,171 $ 5,328,525 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.3%
Basic Materials - 3.6%
spacing
Albemarle Corp. 3,710 $ 354,379
Alcoa Corp. 5,594 222,529
Ashland, Inc. 1,612 152,318
ATI, Inc. * 3,868 214,481
Axalta Coating Systems Ltd. * 6,898 235,705
Celanese Corp. 3,492 471,036
CF Industries Holdings, Inc. 5,917 438,568
Chemours Co. 4,437 100,143
Cleveland-Cliffs, Inc. * 14,672 225,802
Dow, Inc. 22,067 1,170,654
DuPont de Nemours, Inc. 13,099 1,054,339
Eastman Chemical Co. 3,644 357,003
Element Solutions, Inc. 7,043 191,006
FMC Corp. 3,912 225,136
Huntsman Corp. 5,299 120,658
International Flavors & Fragrances, Inc. 8,017 763,299
International Paper Co. 10,868 468,954
LyondellBasell Industries NV Class A  8,161 780,681
Mosaic Co. 10,097 291,803
MP Materials Corp. * 4,228 53,822
NewMarket Corp. 211 108,785
Nucor Corp. 7,554 1,194,136
Olin Corp. 3,786 178,510
PPG Industries, Inc. 7,327 922,396
Reliance, Inc. 1,793 512,081
Royal Gold, Inc. 2,040 255,326
RPM International, Inc. 4,003 431,043
Steel Dynamics, Inc. 4,685 606,708
U.S. Steel Corp. 7,176 271,253
Westlake Corp. 1,058 153,220
12,525,774
Communications - 4.9%
spacing
CDW Corp. 4,212 942,814
Charter Communications, Inc. Class A * 2,942 879,540
Ciena Corp. * 4,661 224,567
Corning, Inc. 24,031 933,604
Coupang, Inc. * (South Korea)  36,311 760,715
eBay, Inc. 15,957 857,210
Etsy, Inc. * 3,729 219,936
Expedia Group, Inc. * 3,964 499,424
F5, Inc. * 1,826 314,492
FactSet Research Systems, Inc. 1,180 481,759
Fox Corp. Class A  7,578 260,456
Fox Corp. Class B  4,204 134,612
Frontier Communications Parent, Inc. * 7,678 201,010
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 17,643 440,722
GoDaddy, Inc. Class A * 4,432 619,195
IAC, Inc. * 2,350 110,097
Interpublic Group of Cos., Inc. 11,854 344,833
Iridium Communications, Inc. 3,601 95,859
Juniper Networks, Inc. 10,080 367,517
Liberty Broadband Corp. Class A * 575 31,395
Liberty Broadband Corp. Class C * 3,454 189,348
Liberty Global Ltd. Class A * (Belgium)  5,199 90,619
Liberty Global Ltd. Class C * (Belgium)  5,393 96,265
Liberty Media Corp. - Liberty Formula One
Class A * 659 42,328
Liberty Media Corp. - Liberty Formula One
Class C * 6,142 441,241
a Shares Value
Liberty Media Corp. - Liberty SiriusXM
Class A * 2,191 $ 48,531
Liberty Media Corp. - Liberty SiriusXM
Class C * 4,686 103,842
Lyft, Inc. Class A * 11,387 160,557
Maplebear, Inc. * 5,394 173,363
Match Group, Inc. * 8,419 255,769
New York Times Co. Class A  5,024 257,279
News Corp. Class A  11,740 323,672
News Corp. Class B  3,428 97,321
Nexstar Media Group, Inc. 964 160,034
Okta, Inc. * 4,845 453,540
Omnicom Group, Inc. 6,066 544,120
Paramount Global Class B  18,218 189,285
Pinterest, Inc. Class A * 18,564 818,115
Robinhood Markets, Inc. Class A * 20,819 472,799
Roku, Inc. * 3,961 237,383
Sirius XM Holdings, Inc. 20,279 57,390
Trade Desk, Inc. Class A * 13,857 1,353,413
TripAdvisor, Inc. * 3,314 59,022
Trump Media & Technology Group Corp. * 1,806 59,147
Ubiquiti, Inc. 135 19,664
VeriSign, Inc. * 2,729 485,216
Warner Bros Discovery, Inc. * 76,099 566,177
Wayfair, Inc. Class A * 2,894 152,601
Zillow Group, Inc. Class A * 1,461 65,803
Zillow Group, Inc. Class C * 5,043 233,945
16,927,546
Consumer, Cyclical - 12.9%
spacing
Advance Auto Parts, Inc. 1,796 113,741
Alaska Air Group, Inc. * 3,956 159,822
Allison Transmission Holdings, Inc. 2,797 212,292
Amer Sports, Inc. * (Finland)  3,797 47,728
American Airlines Group, Inc. * 20,286 229,840
Aptiv PLC * 8,537 601,176
Aramark 8,372 284,816
AutoNation, Inc. * 848 135,154
Bath & Body Works, Inc. 6,983 272,686
Best Buy Co., Inc. 6,757 569,548
Birkenstock Holding PLC * (Luxembourg)  736 40,046
BJ's Wholesale Club Holdings, Inc. * 4,088 359,090
BorgWarner, Inc. 7,276 234,578
Boyd Gaming Corp. 2,191 120,724
Brunswick Corp. 2,044 148,742
Burlington Stores, Inc. * 1,986 476,640
Caesars Entertainment, Inc. * 6,742 267,927
Capri Holdings Ltd. * 3,348 110,752
CarMax, Inc. * 4,861 356,506
Carnival Corp. * 31,285 585,655
Carter's, Inc. 1,097 67,981
Carvana Co. * 3,305 425,420
Casey's General Stores, Inc. 1,172 447,188
Cava Group, Inc. * 2,365 219,354
Choice Hotels International, Inc. 915 108,885
Churchill Downs, Inc. 2,197 306,701
Columbia Sportswear Co. 1,051 83,113
Core & Main, Inc. Class A * 5,177 253,362
Crocs, Inc. * 1,906 278,162
Cummins, Inc. 4,284 1,186,368
Darden Restaurants, Inc. 3,733 564,878
Deckers Outdoor Corp. * 801 775,328
Delta Air Lines, Inc. 20,196 958,098
Dick's Sporting Goods, Inc. 1,784 383,292

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Dillard's, Inc. Class A  96 $ 42,277
Dolby Laboratories, Inc. Class A  1,786 141,505
Dollar General Corp. 6,888 910,800
Dollar Tree, Inc. * 6,429 686,424
Domino's Pizza, Inc. 1,094 564,865
DR Horton, Inc. 9,309 1,311,917
DraftKings, Inc. Class A * 13,932 531,784
Dutch Bros, Inc. Class A * 2,870 118,818
Fastenal Co. 17,947 1,127,790
Ferguson PLC 6,343 1,228,322
Five Below, Inc. * 1,726 188,082
Floor & Decor Holdings, Inc. Class A * 3,298 327,854
Freshpet, Inc. * 1,459 188,780
GameStop Corp. Class A * 8,230 203,199
Gap, Inc. 6,291 150,292
Gentex Corp. 7,293 245,847
Genuine Parts Co. 4,386 606,672
Harley-Davidson, Inc. 3,775 126,614
Hasbro, Inc. 4,359 255,002
Hilton Worldwide Holdings, Inc. 7,710 1,682,322
Hyatt Hotels Corp. Class A  1,355 205,852
Kohl's Corp. 3,590 82,534
Las Vegas Sands Corp. 11,224 496,662
Lear Corp. 1,806 206,263
Leggett & Platt, Inc. 3,882 44,488
Lennar Corp. Class A  7,561 1,133,167
Lennar Corp. Class B  398 55,493
Liberty Media Corp. - Liberty Live Class A * 638 23,931
Liberty Media Corp. - Liberty Live Class C * 1,419 54,305
Light & Wonder, Inc. * 2,829 296,706
Lithia Motors, Inc. 849 214,330
Live Nation Entertainment, Inc. * 4,950 464,013
LKQ Corp. 8,450 351,436
Lucid Group, Inc. * 28,330 73,941
Macy's, Inc. 8,337 160,070
Madison Square Garden Sports Corp. * 555 104,412
Marriott Vacations Worldwide Corp. 1,131 98,759
Mattel, Inc. * 11,093 180,372
MGM Resorts International * 7,644 339,699
MSC Industrial Direct Co., Inc. Class A  1,380 109,448
Murphy USA, Inc. 603 283,084
Newell Brands, Inc. 12,280 78,715
Nordstrom, Inc. 3,136 66,546
Norwegian Cruise Line Holdings Ltd. * 13,711 257,630
NVR, Inc. * 93 705,736
Ollie's Bargain Outlet Holdings, Inc. * 1,943 190,744
Penn Entertainment, Inc. * 4,486 86,827
Penske Automotive Group, Inc. 589 87,773
Planet Fitness, Inc. Class A * 2,686 197,663
Polaris, Inc. 1,609 126,001
Pool Corp. 1,168 358,961
PulteGroup, Inc. 6,586 725,119
PVH Corp. 1,844 195,224
QuantumScape Corp. * 10,292 50,637
Ralph Lauren Corp. 1,230 215,324
RH * 464 113,420
Rivian Automotive, Inc. Class A * 25,795 346,169
Ross Stores, Inc. 10,315 1,498,976
Royal Caribbean Cruises Ltd. * 7,433 1,185,043
Scotts Miracle-Gro Co. 1,314 85,489
SharkNinja, Inc. 2,075 155,936
SiteOne Landscape Supply, Inc. * 1,410 171,188
Skechers USA, Inc. Class A * 4,258 294,313
Southwest Airlines Co. 18,730 535,865
a Shares Value
Tapestry, Inc. 7,080 $ 302,953
Tempur Sealy International, Inc. 5,406 255,920
Texas Roadhouse, Inc. 2,117 363,510
Thor Industries, Inc. 1,643 153,538
TKO Group Holdings, Inc. 2,473 267,059
Toll Brothers, Inc. 3,278 377,560
Tractor Supply Co. 3,382 913,140
Travel & Leisure Co. 2,131 95,852
Ulta Beauty, Inc. * 1,491 575,332
Under Armour, Inc. Class A * 6,133 40,907
Under Armour, Inc. Class C * 6,180 40,355
United Airlines Holdings, Inc. * 10,263 499,398
Vail Resorts, Inc. 1,175 211,653
VF Corp. 11,154 150,579
Walgreens Boots Alliance, Inc. 22,690 274,436
Watsco, Inc. 1,084 502,152
Wendy's Co. 5,624 95,383
WESCO International, Inc. 1,382 219,075
Whirlpool Corp. 1,597 163,213
Williams-Sonoma, Inc. 1,995 563,328
Wingstop, Inc. 929 392,651
WW Grainger, Inc. 1,370 1,236,069
Wyndham Hotels & Resorts, Inc. 2,561 189,514
Wynn Resorts Ltd. 3,215 287,743
YETI Holdings, Inc. * 2,769 105,637
Yum! Brands, Inc. 8,834 1,170,152
44,180,132
Consumer, Non-Cyclical - 18.6%
spacing
10X Genomics, Inc. Class A * 3,351 65,177
Acadia Healthcare Co., Inc. * 2,852 192,624
ADT, Inc. 9,506 72,246
Affirm Holdings, Inc. * 7,356 222,225
Agilent Technologies, Inc. 9,183 1,190,392
Albertsons Cos., Inc. Class A  13,451 265,657
Align Technology, Inc. * 2,347 566,636
Alnylam Pharmaceuticals, Inc. * 3,959 962,037
Amedisys, Inc. * 1,042 95,656
Apellis Pharmaceuticals, Inc. * 3,273 125,552
API Group Corp. * 7,129 268,264
Archer-Daniels-Midland Co. 15,460 934,557
Avantor, Inc. * 21,262 450,754
Avery Dennison Corp. 2,527 552,529
Avis Budget Group, Inc. 569 59,472
Azenta, Inc. * 1,727 90,875
Baxter International, Inc. 15,964 533,996
BellRing Brands, Inc. * 4,085 233,417
Bio-Rad Laboratories, Inc. Class A * 614 167,690
Bio-Techne Corp. 4,922 352,661
Biogen, Inc. * 4,567 1,058,722
BioMarin Pharmaceutical, Inc. * 5,919 487,311
Block, Inc. * 17,416 1,123,158
Booz Allen Hamilton Holding Corp. 4,014 617,755
Boston Beer Co., Inc. Class A * 305 93,040
Bright Horizons Family Solutions, Inc. * 1,811 199,355
Brown-Forman Corp. Class A  1,456 64,253
Brown-Forman Corp. Class B  5,401 233,269
Bruker Corp. 3,307 211,020
Bunge Global SA 4,448 474,913
Campbell Soup Co. 5,941 268,474
Cardinal Health, Inc. 7,683 755,393
Catalent, Inc. * 5,732 322,310
Celsius Holdings, Inc. * 5,520 315,137
Cencora, Inc. 5,272 1,187,782

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Centene Corp. * 16,726 $ 1,108,934
Cerevel Therapeutics Holdings, Inc. * 2,162 88,404
Certara, Inc. * 3,783 52,395
Charles River Laboratories International,
Inc. * 1,614 333,420
Chemed Corp. 476 258,268
Church & Dwight Co., Inc. 7,649 793,048
Clarivate PLC * 12,577 71,563
Clorox Co. 3,892 531,141
Coca-Cola Consolidated, Inc. 185 200,725
Conagra Brands, Inc. 14,980 425,732
Cooper Cos., Inc. 6,119 534,189
Corpay, Inc. * 2,199 585,836
Corteva, Inc. 21,932 1,183,012
Coty, Inc. Class A * 12,559 125,841
Darling Ingredients, Inc. * 5,017 184,375
DaVita, Inc. * 1,581 219,079
Dentsply Sirona, Inc. 6,311 157,207
Dexcom, Inc. * 12,403 1,406,252
Dun & Bradstreet Holdings, Inc. 9,480 87,785
Elanco Animal Health, Inc. * 15,628 225,512
elf Beauty, Inc. * 1,659 349,584
Encompass Health Corp. 3,067 263,118
Enovis Corp. * 1,648 74,490
Envista Holdings Corp. * 5,434 90,367
Equifax, Inc. 3,851 933,713
Euronet Worldwide, Inc. * 1,361 140,864
Exact Sciences Corp. * 5,817 245,768
Exelixis, Inc. * 8,973 201,623
Flowers Foods, Inc. 6,057 134,465
Fortrea Holdings, Inc. * 2,925 68,269
FTI Consulting, Inc. * 1,102 237,514
GE HealthCare Technologies, Inc. 13,368 1,041,635
General Mills, Inc. 17,708 1,120,208
Global Payments, Inc. 8,035 776,985
Globus Medical, Inc. Class A * 3,509 240,331
GRAIL, Inc. * 810 12,455
Grand Canyon Education, Inc. * 911 127,458
Grocery Outlet Holding Corp. * 2,804 62,024
GXO Logistics, Inc. * 3,707 187,204
H&R Block, Inc. 4,411 239,209
Henry Schein, Inc. * 4,045 259,284
Hershey Co. 4,626 850,398
Hologic, Inc. * 7,256 538,758
Hormel Foods Corp. 9,308 283,801
Humana, Inc. 3,780 1,412,397
IDEXX Laboratories, Inc. * 2,585 1,259,412
Illumina, Inc. * 4,994 521,274
Incyte Corp. * 5,831 353,475
Ingredion, Inc. 2,098 240,641
Inspire Medical Systems, Inc. * 945 126,469
Insulet Corp. * 2,189 441,740
Intra-Cellular Therapies, Inc. * 3,226 220,949
Ionis Pharmaceuticals, Inc. * 4,623 220,332
IQVIA Holdings, Inc. * 5,651 1,194,847
J M Smucker Co. 3,251 354,489
Jazz Pharmaceuticals PLC * 1,912 204,068
Kellanova 8,219 474,072
Kenvue, Inc. 60,042 1,091,564
Kroger Co. 20,802 1,038,644
Labcorp Holdings, Inc. 2,656 540,523
Lamb Weston Holdings, Inc. 4,468 375,669
ManpowerGroup, Inc. 1,497 104,491
MarketAxess Holdings, Inc. 1,157 232,013
a Shares Value
Masimo Corp. * 1,363 $ 171,656
McCormick & Co., Inc. 7,897 560,213
Medpace Holdings, Inc. * 797 328,244
Molina Healthcare, Inc. * 1,821 541,383
Molson Coors Beverage Co. Class B  5,622 285,766
Morningstar, Inc. 838 247,922
Natera, Inc. * 3,548 384,213
Neurocrine Biosciences, Inc. * 3,126 430,356
Organon & Co. 8,123 168,146
Paylocity Holding Corp. * 1,374 181,162
Penumbra, Inc. * 1,156 208,045
Performance Food Group Co. * 4,723 312,238
Perrigo Co. PLC 4,022 103,285
Pilgrim's Pride Corp. * 1,159 44,610
Post Holdings, Inc. * 1,516 157,907
Premier, Inc. Class A  3,500 65,345
Qiagen NV * 7,085 291,123
Quanta Services, Inc. 4,554 1,157,126
Quest Diagnostics, Inc. 3,443 471,278
QuidelOrtho Corp. * 1,548 51,425
R1 RCM, Inc. * 4,978 62,524
RB Global, Inc. (Canada)  5,740 438,306
Repligen Corp. * 1,738 219,092
ResMed, Inc. 4,559 872,684
Revvity, Inc. 3,812 399,726
Reynolds Consumer Products, Inc. 1,768 49,469
Robert Half, Inc. 3,224 206,272
Roivant Sciences Ltd. * 11,156 117,919
Rollins, Inc. 8,760 427,400
Royalty Pharma PLC Class A  12,268 323,507
Sarepta Therapeutics, Inc. * 2,839 448,562
Seaboard Corp. 8 25,286
Service Corp. International 4,425 314,750
Shift4 Payments, Inc. Class A * 1,884 138,191
Solventum Corp. * 4,345 229,764
Sotera Health Co. * 4,000 47,480
Spectrum Brands Holdings, Inc. 949 81,548
STERIS PLC 3,097 679,915
Sysco Corp. 15,617 1,114,898
Teleflex, Inc. 1,504 316,336
Tenet Healthcare Corp. * 3,025 402,416
Toast, Inc. Class A * 13,905 358,332
TransUnion 6,083 451,115
Tyson Foods, Inc. Class A  8,818 503,861
U-Haul Holding Co. * 213 13,148
U-Haul Holding Co. 3,167 190,083
U.S. Foods Holding Corp. * 7,180 380,396
Ultragenyx Pharmaceutical, Inc. * 2,735 112,408
United Rentals, Inc. 2,080 1,345,198
United Therapeutics Corp. * 1,387 441,829
Universal Health Services, Inc. Class B  1,812 335,093
Valvoline, Inc. * 4,088 176,602
Verisk Analytics, Inc. 4,466 1,203,810
Vestis Corp. 3,722 45,520
Viatris, Inc. 36,775 390,918
Viking Therapeutics, Inc. * 3,297 174,774
Waters Corp. * 1,848 536,142
West Pharmaceutical Services, Inc. 2,275 749,362
WEX, Inc. * 1,277 226,208
WillScot Mobile Mini Holdings Corp. * 5,828 219,366
Zimmer Biomet Holdings, Inc. 6,457 700,778
63,906,052

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Energy - 5.7%
spacing
Antero Midstream Corp. 10,801 $ 159,207
Antero Resources Corp. * 9,093 296,705
APA Corp. 11,233 330,700
Baker Hughes Co. 31,294 1,100,610
Cheniere Energy, Inc. 7,200 1,258,776
Chesapeake Energy Corp. 4,114 338,130
Chord Energy Corp. 1,937 324,796
Civitas Resources, Inc. 3,132 216,108
Coterra Energy, Inc. 23,325 622,078
Devon Energy Corp. 19,709 934,207
Diamondback Energy, Inc. 5,575 1,116,059
DT Midstream, Inc. 3,046 216,357
Enphase Energy, Inc. * 4,091 407,914
EQT Corp. 13,738 508,031
First Solar, Inc. * 3,343 753,713
Halliburton Co. 27,626 933,206
Hess Corp. 8,759 1,292,128
HF Sinclair Corp. 5,154 274,914
Kinder Morgan, Inc. 60,783 1,207,758
Marathon Oil Corp. 17,953 514,712
Matador Resources Co. 3,684 219,566
New Fortress Energy, Inc. 2,109 46,356
NOV, Inc. 12,287 233,576
ONEOK, Inc. 18,296 1,492,039
Ovintiv, Inc. 8,408 394,083
Permian Resources Corp. 19,684 317,897
Range Resources Corp. 7,569 253,789
Southwestern Energy Co. * 34,199 230,159
Targa Resources Corp. 6,889 887,165
TechnipFMC PLC (United Kingdom)  13,340 348,841
Texas Pacific Land Corp. 589 432,485
Viper Energy, Inc. 2,863 107,448
Weatherford International PLC * 2,262 276,982
Williams Cos., Inc. 38,159 1,621,757
19,668,252
Financial - 20.3%
spacing
Affiliated Managers Group, Inc. 1,022 159,667
Aflac, Inc. 17,963 1,604,276
AGNC Investment Corp. REIT 21,697 206,989
Agree Realty Corp. REIT 3,129 193,810
Air Lease Corp. 3,160 150,195
Alexandria Real Estate Equities, Inc. REIT 5,430 635,147
Allstate Corp. 8,236 1,314,960
Ally Financial, Inc. 8,603 341,281
American Financial Group, Inc. 2,300 282,946
American Homes 4 Rent Class A REIT 10,583 393,264
Americold Realty Trust, Inc. REIT 8,998 229,809
Ameriprise Financial, Inc. 3,142 1,342,231
Annaly Capital Management, Inc. REIT 15,930 303,626
Arch Capital Group Ltd. * 11,310 1,141,066
ARES Management Corp. Class A  5,590 745,035
Arthur J Gallagher & Co. 6,767 1,754,751
Assurant, Inc. 1,579 262,509
Assured Guaranty Ltd. 1,742 134,395
AvalonBay Communities, Inc. REIT 4,447 920,040
Axis Capital Holdings Ltd. 2,371 167,511
Bank of New York Mellon Corp. 23,556 1,410,769
Bank OZK 3,413 139,933
Blue Owl Capital, Inc. 15,727 279,154
BOK Financial Corp. 711 65,156
Boston Properties, Inc. REIT 4,847 298,381
a Shares Value
Brighthouse Financial, Inc. * 1,896 $ 82,173
Brixmor Property Group, Inc. REIT 9,389 216,792
Brown & Brown, Inc. 7,487 669,413
Camden Property Trust REIT 3,285 358,426
Carlyle Group, Inc. 6,863 275,550
Cboe Global Markets, Inc. 3,307 562,388
CBRE Group, Inc. Class A * 9,590 854,565
Cincinnati Financial Corp. 4,810 568,061
Citizens Financial Group, Inc. 14,300 515,229
CNA Financial Corp. 656 30,222
Coinbase Global, Inc. Class A * 6,188 1,375,159
Columbia Banking System, Inc. 6,753 134,317
Comerica, Inc. 3,928 200,485
Commerce Bancshares, Inc. 3,773 210,458
CoStar Group, Inc. * 12,725 943,432
Cousins Properties, Inc. REIT 4,945 114,477
Credit Acceptance Corp. * 196 100,877
Crown Castle, Inc. REIT 13,631 1,331,749
CubeSmart REIT 7,131 322,107
Cullen/Frost Bankers, Inc. 1,874 190,455
Digital Realty Trust, Inc. REIT 10,126 1,539,658
Discover Financial Services 7,840 1,025,550
East West Bancorp, Inc. 4,338 317,672
EastGroup Properties, Inc. REIT 1,497 254,640
EPR Properties REIT 2,436 102,263
Equitable Holdings, Inc. 10,269 419,591
Equity LifeStyle Properties, Inc. REIT 5,776 376,191
Equity Residential REIT 11,842 821,124
Essex Property Trust, Inc. REIT 2,001 544,672
Evercore, Inc. Class A  1,124 234,275
Everest Group Ltd. 1,349 513,996
Extra Space Storage, Inc. REIT 6,557 1,019,023
Federal Realty Investment Trust REIT 2,617 264,239
Fidelity National Financial, Inc. 8,341 412,212
Fifth Third Bancorp 21,409 781,214
First American Financial Corp. 3,099 167,191
First Citizens BancShares, Inc. Class A  376 633,037
First Hawaiian, Inc. 4,200 87,192
First Horizon Corp. 17,301 272,837
First Industrial Realty Trust, Inc. REIT 4,153 197,309
FNB Corp. 10,908 149,221
Franklin Resources, Inc. 9,049 202,245
Gaming & Leisure Properties, Inc. REIT 8,165 369,140
Globe Life, Inc. 2,907 239,188
Hanover Insurance Group, Inc. 1,142 143,253
Hartford Financial Services Group, Inc. 9,307 935,726
Healthcare Realty Trust, Inc. REIT 11,950 196,936
Healthpeak Properties, Inc. REIT 22,249 436,080
Highwoods Properties, Inc. REIT 3,380 88,793
Host Hotels & Resorts, Inc. REIT 22,049 396,441
Houlihan Lokey, Inc. 1,589 214,293
Howard Hughes Holdings, Inc. * 1,063 68,904
Huntington Bancshares, Inc. 45,263 596,566
Interactive Brokers Group, Inc. Class A  3,270 400,902
Invesco Ltd. 11,453 171,337
Invitation Homes, Inc. REIT 19,185 688,550
Iron Mountain, Inc. REIT 8,687 778,529
Janus Henderson Group PLC 4,093 137,975
Jefferies Financial Group, Inc. 5,604 278,855
Jones Lang LaSalle, Inc. * 1,465 300,735
Kemper Corp. 1,884 111,778
KeyCorp 28,639 406,960
Kilroy Realty Corp. REIT 3,795 118,290
Kimco Realty Corp. REIT 20,719 403,192

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Kinsale Capital Group, Inc. 706 $ 272,008
Lamar Advertising Co. Class A REIT 2,770 331,098
Lazard, Inc. 3,546 135,386
Lincoln National Corp. 5,136 159,730
Loews Corp. 5,627 420,562
LPL Financial Holdings, Inc. 2,317 647,138
M&T Bank Corp. 5,210 788,586
Markel Group, Inc. * 404 636,567
Medical Properties Trust, Inc. REIT 19,101 82,325
MGIC Investment Corp. 8,713 187,765
Mid-America Apartment Communities, Inc.
REIT 3,643 519,528
Nasdaq, Inc. 11,634 701,065
National Storage Affiliates Trust REIT 2,186 90,107
NNN REIT, Inc. 5,656 240,946
Northern Trust Corp. 6,345 532,853
NU Holdings Ltd. Class A * (Brazil)  99,769 1,286,022
Old Republic International Corp. 8,019 247,787
Omega Healthcare Investors, Inc. REIT 7,923 271,363
OneMain Holdings, Inc. 3,448 167,194
Park Hotels & Resorts, Inc. REIT 6,733 100,860
Pinnacle Financial Partners, Inc. 2,381 190,575
Popular, Inc. 2,171 191,982
Primerica, Inc. 1,085 256,689
Principal Financial Group, Inc. 7,293 572,136
Prosperity Bancshares, Inc. 2,812 171,926
Prudential Financial, Inc. 11,270 1,320,731
Raymond James Financial, Inc. 5,928 732,760
Rayonier, Inc. REIT 4,722 137,363
Realty Income Corp. REIT 27,023 1,427,355
Regency Centers Corp. REIT 5,762 358,396
Regions Financial Corp. 28,944 580,038
Reinsurance Group of America, Inc. 2,043 419,367
RenaissanceRe Holdings Ltd. (Bermuda)  1,590 355,381
Rexford Industrial Realty, Inc. REIT 6,759 301,384
Rithm Capital Corp. REIT 15,307 166,999
RLI Corp. 1,298 182,616
Rocket Cos., Inc. Class A * 4,549 62,321
Ryan Specialty Holdings, Inc. 3,252 188,323
SBA Communications Corp. REIT 3,364 660,353
SEI Investments Co. 3,099 200,474
Simon Property Group, Inc. REIT 10,144 1,539,859
SLM Corp. 6,715 139,605
SoFi Technologies, Inc. * 32,298 213,490
STAG Industrial, Inc. REIT 5,715 206,083
Starwood Property Trust, Inc. REIT 9,335 176,805
State Street Corp. 9,449 699,226
Stifel Financial Corp. 3,174 267,092
Sun Communities, Inc. REIT 3,866 465,234
Synchrony Financial 12,454 587,704
Synovus Financial Corp. 4,589 184,432
T Rowe Price Group, Inc. 6,877 792,987
TFS Financial Corp. 1,778 22,438
TPG, Inc. 2,634 109,179
Tradeweb Markets, Inc. Class A  3,639 385,734
UDR, Inc. REIT 10,335 425,285
Unum Group 5,215 266,539
UWM Holdings Corp. 2,776 19,238
Ventas, Inc. REIT 12,643 648,080
VICI Properties, Inc. REIT 32,685 936,098
Virtu Financial, Inc. Class A  2,476 55,586
Vornado Realty Trust REIT 5,674 149,170
Voya Financial, Inc. 3,176 225,972
W R Berkley Corp. 6,491 510,063
a Shares Value
Webster Financial Corp. 5,349 $ 233,163
Western Alliance Bancorp 3,400 213,588
Western Union Co. 8,875 108,453
Weyerhaeuser Co. REIT 22,885 649,705
White Mountains Insurance Group Ltd. 80 145,396
Willis Towers Watson PLC 3,179 833,343
Wintrust Financial Corp. 1,971 194,262
WP Carey, Inc. REIT 6,846 376,872
XP, Inc. Class A (Brazil)  12,789 224,959
Zions Bancorp NA 4,344 188,399
69,841,109
Industrial - 13.9%
spacing
AAON, Inc. 2,141 186,781
Acuity Brands, Inc. 961 232,024
Advanced Drainage Systems, Inc. 2,058 330,083
AECOM 4,287 377,856
AGCO Corp. 1,966 192,432
Allegion PLC 2,707 319,832
Amcor PLC 44,288 433,137
AMETEK, Inc. 7,238 1,206,647
AO Smith Corp. 3,736 305,530
AptarGroup, Inc. 2,093 294,715
Ardagh Group SA * Ω 1,329 8,492
Armstrong World Industries, Inc. 1,381 156,384
Arrow Electronics, Inc. * 1,688 203,843
Avnet, Inc. 2,712 139,641
Axon Enterprise, Inc. * 2,251 662,334
AZEK Co., Inc. * 4,536 191,102
Ball Corp. 9,761 585,855
Berry Global Group, Inc. 3,633 213,802
Builders FirstSource, Inc. * 3,729 516,131
BWX Technologies, Inc. 2,839 269,705
Carlisle Cos., Inc. 1,488 602,952
CH Robinson Worldwide, Inc. 3,553 313,090
Clean Harbors, Inc. * 1,616 365,458
CNH Industrial NV 27,365 277,207
Cognex Corp. 5,379 251,522
Coherent Corp. * 4,144 300,274
Comfort Systems USA, Inc. 1,102 335,140
Crane Co. 1,552 225,009
Crown Holdings, Inc. 3,665 272,639
Curtiss-Wright Corp. 1,177 318,943
Donaldson Co., Inc. 3,756 268,779
Dover Corp. 4,289 773,950
Eagle Materials, Inc. 1,063 231,160
EMCOR Group, Inc. 1,457 531,922
Esab Corp. 1,729 163,269
Expeditors International of Washington, Inc. 4,450 555,315
Flowserve Corp. 4,121 198,220
Fortive Corp. 11,032 817,471
Fortune Brands Innovations, Inc. 3,924 254,825
Garmin Ltd. 4,855 790,977
Gates Industrial Corp. PLC * 6,470 102,291
Generac Holdings, Inc. * 1,844 243,814
Graco, Inc. 5,267 417,568
Graphic Packaging Holding Co. 9,460 247,947
Hayward Holdings, Inc. * 4,284 52,693
HEICO Corp. 1,392 311,265
HEICO Corp. Class A  2,551 452,854
Hexcel Corp. 2,516 157,124
Howmet Aerospace, Inc. 12,704 986,212
Hubbell, Inc. 1,679 613,641
Huntington Ingalls Industries, Inc. 1,254 308,898

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
IDEX Corp. 2,376 $ 478,051
Ingersoll Rand, Inc. 12,653 1,149,399
ITT, Inc. 2,547 329,021
Jabil, Inc. 3,682 400,565
Jacobs Solutions, Inc. 3,941 550,597
JB Hunt Transport Services, Inc. 2,603 416,480
Keysight Technologies, Inc. * 5,463 747,065
Kirby Corp. * 1,806 216,232
Knight-Swift Transportation Holdings, Inc. 4,878 243,510
L3Harris Technologies, Inc. 5,938 1,333,556
Landstar System, Inc. 1,124 207,356
Lennox International, Inc. 1,005 537,655
Lincoln Electric Holdings, Inc. 1,722 324,838
Littelfuse, Inc. 762 194,760
Loar Holdings, Inc. * 325 17,358
Louisiana-Pacific Corp. 1,976 162,684
Martin Marietta Materials, Inc. 1,922 1,041,340
Masco Corp. 6,912 460,823
MasTec, Inc. * 1,950 208,631
MDU Resources Group, Inc. 6,177 155,043
Mettler-Toledo International, Inc. * 658 919,614
Middleby Corp. * 1,670 204,759
Mohawk Industries, Inc. * 1,669 189,582
MSA Safety, Inc. 1,157 217,157
Nordson Corp. 1,758 407,751
nVent Electric PLC 5,190 397,606
Old Dominion Freight Line, Inc. 6,159 1,087,679
Oshkosh Corp. 2,042 220,944
Otis Worldwide Corp. 12,712 1,223,657
Owens Corning 2,722 472,866
Packaging Corp. of America 2,779 507,334
Pentair PLC 5,183 397,381
RBC Bearings, Inc. * 882 237,946
Regal Rexnord Corp. 2,122 286,937
Rockwell Automation, Inc. 3,593 989,081
Ryder System, Inc. 1,371 169,839
Saia, Inc. * 838 397,455
Schneider National, Inc. Class B  1,758 42,473
Sealed Air Corp. 4,638 161,356
Sensata Technologies Holding PLC 4,775 178,537
Silgan Holdings, Inc. 2,624 111,074
Simpson Manufacturing Co., Inc. 1,328 223,808
Snap-on, Inc. 1,639 428,418
Sonoco Products Co. 3,114 157,942
Spirit AeroSystems Holdings, Inc. Class A * 3,663 120,403
Stanley Black & Decker, Inc. 4,833 386,108
Stericycle, Inc. * 2,925 170,030
TD SYNNEX Corp. 2,362 272,575
Teledyne Technologies, Inc. * 1,471 570,719
Tetra Tech, Inc. 1,679 343,322
Textron, Inc. 6,016 516,534
Timken Co. 2,025 162,263
TopBuild Corp. * 1,001 385,655
Toro Co. 3,324 310,827
Trex Co., Inc. * 3,498 259,272
Trimble, Inc. * 7,575 423,594
Universal Display Corp. 1,446 304,022
Valmont Industries, Inc. 619 169,885
Veralto Corp. 7,743 739,224
Vertiv Holdings Co. 11,224 971,662
Vontier Corp. 4,818 184,048
Vulcan Materials Co. 4,149 1,031,773
Westinghouse Air Brake Technologies Corp. 5,482 866,430
Westrock Co. 8,018 402,985
a Shares Value
Woodward, Inc. 1,842 $ 321,208
XPO, Inc. * 3,600 382,140
Xylem, Inc. 7,576 1,027,533
47,697,127
Technology - 13.2%
spacing
Akamai Technologies, Inc. * 4,720 425,178
Allegro MicroSystems, Inc. * (Japan)  2,524 71,278
Amdocs Ltd. 3,571 281,823
Amkor Technology, Inc. 3,534 141,431
ANSYS, Inc. * 2,735 879,302
Appfolio, Inc. Class A * 689 168,509
AppLovin Corp. Class A * 8,223 684,318
Aspen Technology, Inc. * 846 168,041
Astera Labs, Inc. * 691 41,812
Bentley Systems, Inc. Class B  4,393 216,838
Bill Holdings, Inc. * 3,273 172,225
Broadridge Financial Solutions, Inc. 3,671 723,187
CACI International, Inc. Class A * 703 302,381
CCC Intelligent Solutions Holdings, Inc. * 13,188 146,519
Cirrus Logic, Inc. * 1,683 214,852
Cloudflare, Inc. Class A * 9,401 778,685
Cognizant Technology Solutions Corp.
Class A  15,605 1,061,140
Concentrix Corp. 1,489 94,224
Confluent, Inc. Class A * 7,577 223,749
Crane NXT Co. 1,459 89,612
Datadog, Inc. Class A * 9,372 1,215,455
Dayforce, Inc. * 4,661 231,186
DocuSign, Inc. * 6,435 344,272
DoubleVerify Holdings, Inc. * 4,670 90,925
Doximity, Inc. Class A * 3,780 105,727
Dropbox, Inc. Class A * 8,004 179,850
Duolingo, Inc. * 1,150 239,971
DXC Technology Co. * 5,624 107,362
Dynatrace, Inc. * 8,175 365,749
Elastic NV * 2,580 293,888
Electronic Arts, Inc. 8,396 1,169,815
Entegris, Inc. 4,720 639,088
EPAM Systems, Inc. * 1,717 322,985
Fair Isaac Corp. * 753 1,120,961
Fidelity National Information Services, Inc. 17,624 1,328,145
Five9, Inc. * 2,389 105,355
Gartner, Inc. * 2,363 1,061,129
Genpact Ltd. 5,283 170,060
Gitlab, Inc. Class A * 3,714 184,660
GLOBALFOUNDRIES, Inc. * 3,082 155,826
Globant SA * 1,351 240,829
Guidewire Software, Inc. * 2,586 356,584
HashiCorp, Inc. Class A * 3,007 101,306
Hewlett Packard Enterprise Co. 40,680 861,196
HP, Inc. 30,664 1,073,853
HubSpot, Inc. * 1,532 903,558
Informatica, Inc. Class A * 2,002 61,822
IPG Photonics Corp. * 890 75,107
Jack Henry & Associates, Inc. 2,296 381,182
KBR, Inc. 4,155 266,502
Kyndryl Holdings, Inc. * 7,171 188,669
Lattice Semiconductor Corp. * 4,235 245,588
Leidos Holdings, Inc. 4,196 612,112
Lumentum Holdings, Inc. * 2,024 103,062
MACOM Technology Solutions Holdings,
Inc. * 1,749 194,961
Manhattan Associates, Inc. * 1,937 477,819

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Microchip Technology, Inc. 16,625 $ 1,521,187
MicroStrategy, Inc. Class A * 490 674,965
MKS Instruments, Inc. 2,136 278,919
MongoDB, Inc. * 2,135 533,665
Monolithic Power Systems, Inc. 1,472 1,209,513
MSCI, Inc. 2,409 1,160,536
nCino, Inc. * 2,587 81,361
NetApp, Inc. 6,459 831,919
Nutanix, Inc. Class A * 7,658 435,357
ON Semiconductor Corp. * 13,460 922,683
Onto Innovation, Inc. * 1,535 337,025
Palantir Technologies, Inc. Class A * 63,083 1,597,892
Parsons Corp. * 1,434 117,316
Paychex, Inc. 10,083 1,195,440
Paycom Software, Inc. 1,613 230,723
Paycor HCM, Inc. * 2,567 32,601
Pegasystems, Inc. 1,361 82,381
Playtika Holding Corp. 2,205 17,353
Procore Technologies, Inc. * 3,300 218,823
PTC, Inc. * 3,711 674,177
Pure Storage, Inc. Class A * 9,091 583,733
Qorvo, Inc. * 3,013 349,628
RingCentral, Inc. Class A * 2,472 69,710
ROBLOX Corp. Class A * 16,019 596,067
Science Applications International Corp. 1,634 192,077
SentinelOne, Inc. Class A * 7,568 159,306
Skyworks Solutions, Inc. 5,035 536,630
Smartsheet, Inc. Class A * 4,040 178,083
SS&C Technologies Holdings, Inc. 6,680 418,636
Super Micro Computer, Inc. * 1,553 1,272,451
Take-Two Interactive Software, Inc. * 5,261 818,033
Teradata Corp. * 3,018 104,302
Teradyne, Inc. 4,809 713,127
Twilio, Inc. Class A * 5,460 310,183
Tyler Technologies, Inc. * 1,329 668,195
UiPath, Inc. Class A * 12,204 154,747
Unity Software, Inc. * 9,338 151,836
Veeva Systems, Inc. Class A * 4,624 846,238
Western Digital Corp. * 10,229 775,051
Wolfspeed, Inc. * 4,086 92,997
Zebra Technologies Corp. Class A * 1,607 496,450
Zoom Video Communications, Inc.
Class A * 7,927 469,199
ZoomInfo Technologies, Inc. * 9,606 122,669
Zscaler, Inc. * 2,870 551,585
45,246,432
Utilities - 5.2%
spacing
AES Corp. 22,230 390,581
Alliant Energy Corp. 8,046 409,541
Ameren Corp. 8,342 593,200
American Water Works Co., Inc. 6,115 789,813
Atmos Energy Corp. 4,720 550,588
Avangrid, Inc. 2,309 82,039
Brookfield Renewable Corp. Class A  4,289 121,722
CenterPoint Energy, Inc. 19,859 615,232
Clearway Energy, Inc. Class A  1,129 25,583
Clearway Energy, Inc. Class C  2,667 65,848
CMS Energy Corp. 9,330 555,415
Consolidated Edison, Inc. 10,858 970,922
DTE Energy Co. 6,481 719,456
Edison International 11,927 856,478
Entergy Corp. 6,683 715,081
Essential Utilities, Inc. 7,982 297,968
a Shares Value
Evergy, Inc. 7,038 $ 372,803
Eversource Energy 11,011 624,434
Exelon Corp. 31,372 1,085,785
FirstEnergy Corp. 18,050 690,774
IDACORP, Inc. 1,618 150,717
National Fuel Gas Co. 2,855 154,712
NiSource, Inc. 14,059 405,040
NRG Energy, Inc. 6,704 521,973
OGE Energy Corp. 6,255 223,303
PG&E Corp. 67,025 1,170,256
Pinnacle West Capital Corp. 3,647 278,558
PPL Corp. 23,154 640,208
Public Service Enterprise Group, Inc. 15,635 1,152,299
UGI Corp. 6,684 153,064
Vistra Corp. 10,863 934,001
WEC Energy Group, Inc. 9,916 778,009
Xcel Energy, Inc. 17,438 931,364
18,026,767
Total Common Stocks
    (Cost $312,139,673) 338,019,191
EXCHANGE-TRADED FUNDS - 1.1%
iShares Russell Mid-Cap 47,247 3,830,787
a
Total Exchange-Traded Funds
    (Cost $3,825,861) 3,830,787
Principal
Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,319,643; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $1,345,553) $ 1,319,099 1,319,099
a
Total Short-Term Investments
(Cost $1,319,099) 1,319,099
TOTAL INVESTMENTS - 99.8%
(Cost $317,284,633) 343,169,077
DERIVATIVES - 0.0% 5,182
OTHER ASSETS & LIABILITIES, NET - 0.2% 635,508
NET ASSETS - 100.0% $ 343,809,767

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $8,492 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 20 .3%
Consumer, Non-Cyclical 18 .6%
Industrial 13 .9%
Technology 13 .2%
Consumer, Cyclical 12 .9%
Energy 5 .7%
Utilities 5 .2%
Communications 4 .9%
Basic Materials 3 .6%
Others (each less than 3.0%) 1 .5%
99 .8%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .2%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/24 2 $ 553,392 $ 552,150 ( $ 1,242 )
CME E-Mini Standard & Poor's MidCap 400 Index 09/24 5 1,472,626 1,479,050 6,424
Total Futures Contracts $ 5,182
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 12,525,774 $ 12,525,774 $ – $ –
Communications 16,927,546 16,927,546 – –
Consumer, Cyclical 44,180,132 44,180,132 – –
Consumer, Non-Cyclical 63,906,052 63,906,052 – –
Energy 19,668,252 19,668,252 – –
Financial 69,841,109 69,841,109 – –
Industrial 47,697,127 47,688,635 8,492 –
Technology 45,246,432 45,246,432 – –
Utilities 18,026,767 18,026,767 – –
Total Common Stocks 338,019,191 338,010,699 8,492 –
Exchange-Traded Funds 3,830,787 3,830,787 – –
Short-Term Investments 1,319,099 – 1,319,099 –
Derivatives:
Equity Contracts
Futures 6,424 6,424 – –
Total Assets 343,175,501 341,847,910 1,327,591 –
a
Liabilities Due to Custodian (98,884) – (98,884) –
Derivatives:
Equity Contracts
Futures (1,242) (1,242) – –
Total Liabilities (100,126) (1,242) (98,884) –
Total $ 343,075,375 $ 341,846,668 $ 1,228,707 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights* ± Ω 869 $ 548
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights* ± Ω 758 356
Contra Rights Pulse Bi* 32 367
Inhibrx, Inc.* ± Ω 1,165 1,258
OmniAb, Inc. $12.50 - Earn Out
Shares* ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out
Shares* ± Ω 40 –
2,529
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 33 34
Total Rights
    (Cost $1,487) 2,563
COMMON STOCKS - 97.7%
Basic Materials - 3.2%
spacing
5E Advanced Materials, Inc. * 488 591
Balchem Corp. 1,785 274,801
Cabot Corp. 2,987 274,475
Carpenter Technology Corp. 2,624 287,538
Centrus Energy Corp. Class A * 544 23,256
Century Aluminum Co. * 2,934 49,145
Codexis, Inc. * 545 1,690
Constellium SE * 7,113 134,080
Contango ORE, Inc. * 201 3,632
Critical Metals Corp. * (Austria)  368 4,147
Dakota Gold Corp. * 1,981 5,052
Encore Energy Corp. * (Canada)  7,138 28,124
Hawkins, Inc. 1,060 96,460
HB Fuller Co. 864 66,493
Ingevity Corp. * 1,995 87,201
Innospec, Inc. 1,162 143,612
Ivanhoe Electric, Inc. * 4,611 43,251
Kaiser Aluminum Corp. 832 73,133
Lightwave Logic, Inc. * 6,925 20,706
Metals Acquisition Ltd. Class A * (Jersey)  828 11,335
Northern Technologies International Corp. 432 7,154
Oil-Dri Corp. of America 71 4,550
Orion SA (Germany)  3,136 68,804
Perpetua Resources Corp. * 2,061 10,717
Piedmont Lithium, Inc. * 378 3,772
Quaker Chemical Corp. 769 130,499
Sensient Technologies Corp. 2,207 163,737
Stepan Co. 116 9,739
Sylvamo Corp. 422 28,949
U.S. Lime & Minerals, Inc. 115 41,881
Ur-Energy, Inc. * 13,747 19,246
Uranium Energy Corp. * 21,611 129,882
2,247,652
Communications - 4.1%
spacing
1-800-Flowers.com, Inc. Class A * 301 2,866
1stdibs.com, Inc. * 460 2,065
A10 Networks, Inc. 3,813 52,810
Anterix, Inc. * 631 24,981
Applied Digital Corp. * 3,759 22,366
a Shares Value
AudioEye, Inc. * 388 $ 6,833
Backblaze, Inc. Class A * 2,200 13,552
Boston Omaha Corp. Class A * 81 1,090
Bumble, Inc. Class A * 459 4,824
Calix, Inc. * 2,390 84,678
Cambium Networks Corp. * 108 301
Cardlytics, Inc. * 2,211 18,152
Cargurus, Inc. * 4,863 127,411
Clear Channel Outdoor Holdings, Inc. * 2,318 3,268
Cogent Communications Holdings, Inc. 2,428 137,036
Couchbase, Inc. * 2,148 39,222
Credo Technology Group Holding Ltd. * 7,008 223,836
Despegar.com Corp. * (Argentina)  443 5,861
DigitalBridge Group, Inc. 2,333 31,962
Entravision Communications Corp. Class A  590 1,198
ePlus, Inc. * 972 71,617
Eventbrite, Inc. Class A * 4,190 20,280
EverQuote, Inc. Class A * 1,387 28,933
Extreme Networks, Inc. * 3,703 49,805
Figs, Inc. Class A * 391 2,084
fuboTV, Inc. * 1,783 2,211
Gambling.com Group Ltd. * (Malta)  847 6,962
Getty Images Holdings, Inc. * 5,475 17,849
Globalstar, Inc. * 32,992 36,951
Gogo, Inc. * 1,474 14,180
Grindr, Inc. * (Singapore)  1,345 16,463
Groupon, Inc. * 620 9,486
Harmonic, Inc. * 6,079 71,550
HealthStream, Inc. 464 12,946
Hims & Hers Health, Inc. * 10,450 210,986
IDT Corp. Class B  611 21,947
Infinera Corp. * 11,081 67,483
Innovid Corp. * (Israel)  1,123 2,078
InterDigital, Inc. 1,396 162,718
LifeMD, Inc. * 1,185 8,129
Liquidity Services, Inc. * 1,149 22,957
LiveOne, Inc. * 3,263 5,123
Magnite, Inc. * 6,162 81,893
MediaAlpha, Inc. Class A * 1,368 18,017
Mondee Holdings, Inc. * 2,171 5,210
Nerdy, Inc. * 3,448 5,758
Ooma, Inc. * 188 1,867
Open Lending Corp. Class A * 5,614 31,326
Opendoor Technologies, Inc. * 1,786 3,286
OptimizeRx Corp. * 872 8,720
Perficient, Inc. * 1,909 142,774
Preformed Line Products Co. 8 996
Q2 Holdings, Inc. * 3,250 196,073
QuinStreet, Inc. * 2,967 49,223
RealReal, Inc. * 3,745 11,947
Revolve Group, Inc. * 2,065 32,854
Shutterstock, Inc. 1,087 42,067
Sinclair, Inc. 1,795 23,927
Sprinklr, Inc. Class A * 5,728 55,103
Squarespace, Inc. Class A * 3,348 146,073
Stagwell, Inc. * 818 5,579
TechTarget, Inc. * 1,430 44,573
Thryv Holdings, Inc. * 1,727 30,775
Townsquare Media, Inc. Class A  639 7,003
Tucows, Inc. Class A * 432 8,346
Upwork, Inc. * 6,882 73,982
Value Line, Inc. 55 2,369
Vivid Seats, Inc. Class A * 4,258 24,483

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Yelp, Inc. * 3,594 $ 132,798
2,854,072
Consumer, Cyclical - 10.0%
spacing
Abercrombie & Fitch Co. Class A * 2,769 492,439
Academy Sports & Outdoors, Inc. 1,044 55,593
Accel Entertainment, Inc. * 2,835 29,087
Acushnet Holdings Corp. 1,608 102,076
American Eagle Outfitters, Inc. 7,979 159,261
Arhaus, Inc. 2,405 40,741
Arko Corp. 401 2,514
Atlanta Braves Holdings, Inc. Class A * 549 22,690
Atlanta Braves Holdings, Inc. Class C * 2,793 110,156
Aurora Innovation, Inc. * 25,043 69,369
Beacon Roofing Supply, Inc. * 3,272 296,116
BJ's Restaurants, Inc. * 572 19,848
Blink Charging Co. * 2,376 6,510
Bloomin' Brands, Inc. 2,329 44,787
Blue Bird Corp. * 1,767 95,153
Boot Barn Holdings, Inc. * 1,629 210,027
Brinker International, Inc. * 2,189 158,462
Buckle, Inc. 1,700 62,798
Build-A-Bear Workshop, Inc. 697 17,613
Caleres, Inc. 565 18,984
Camping World Holdings, Inc. Class A  2,346 41,900
Cavco Industries, Inc. * 459 158,892
Century Communities, Inc. 192 15,679
Cheesecake Factory, Inc. 2,671 104,944
Cinemark Holdings, Inc. * 4,809 103,971
CompX International, Inc. 84 2,072
Cracker Barrel Old Country Store, Inc. 289 12,184
Daktronics, Inc. * 271 3,780
Dave & Buster's Entertainment, Inc. * 1,804 71,817
Denny's Corp. * 2,046 14,527
Dine Brands Global, Inc. 132 4,778
Dorman Products, Inc. * 1,444 132,097
Douglas Dynamics, Inc. 1,058 24,757
Dragonfly Energy Holdings Corp. * 355 300
Dream Finders Homes, Inc. Class A * 1,526 39,401
Empire Resorts, Inc. (Escrow) * ± Ω 94 –
Everi Holdings, Inc. * 2,334 19,606
EVgo, Inc. * 797 1,953
EVI Industries, Inc. 200 3,784
First Watch Restaurant Group, Inc. * 1,669 29,308
FirstCash Holdings, Inc. 2,165 227,065
Forestar Group, Inc. * 117 3,743
Frontier Group Holdings, Inc. * 2,446 12,059
Genesco, Inc. * 157 4,060
Gentherm, Inc. * 1,743 85,965
Global Business Travel Group I * 5,864 38,702
Global Industrial Co. 737 23,112
GMS, Inc. * 1,981 159,688
Green Brick Partners, Inc. * 459 26,273
H&E Equipment Services, Inc. 1,632 72,085
Hanesbrands, Inc. * 19,380 95,543
Hibbett, Inc. 502 43,779
Hilton Grand Vacations, Inc. * 4,054 163,903
HNI Corp. 1,242 55,915
Holley, Inc. * 1,111 3,977
Hovnanian Enterprises, Inc. Class A * 16 2,271
Hudson Technologies, Inc. * 386 3,393
IMAX Corp. * 2,310 38,739
indie Semiconductor, Inc. Class A * (China)  2,794 17,239
Installed Building Products, Inc. 1,320 271,498
a Shares Value
Interface, Inc. 283 $ 4,154
International Game Technology PLC 872 17,841
J Jill, Inc. 225 7,868
Jack in the Box, Inc. 1,059 53,945
KB Home 532 37,336
Kontoor Brands, Inc. 3,069 203,014
Kura Sushi USA, Inc. Class A * 315 19,873
Landsea Homes Corp. * 220 2,022
LCI Industries 1,377 142,354
Leslie's, Inc. * 5,979 25,052
LGI Homes, Inc. * 64 5,727
Lindblad Expeditions Holdings, Inc. * 1,343 12,960
Livewire Group, Inc. * (Cayman)  885 6,779
Lovesac Co. * 400 9,032
Luminar Technologies, Inc. * 16,120 24,019
Madison Square Garden Entertainment
Corp. * 203 6,949
Marine Products Corp. 236 2,384
Miller Industries, Inc. 44 2,421
Monarch Casino & Resort, Inc. 726 49,462
National Vision Holdings, Inc. * 260 3,403
ONE Group Hospitality, Inc. * 1,210 5,143
OneSpaWorld Holdings Ltd. * (Bahamas)  5,529 84,981
Oxford Industries, Inc. 573 57,386
Papa John's International, Inc. 1,328 62,389
Patrick Industries, Inc. 1,184 128,523
Peloton Interactive, Inc. Class A * 17,314 58,521
Portillo's, Inc. Class A * 2,292 22,278
Potbelly Corp. * 1,532 12,302
PriceSmart, Inc. 871 70,725
Qurate Retail, Inc. Class B * 11 47
RCI Hospitality Holdings, Inc. 247 10,759
Red Rock Resorts, Inc. Class A  1,250 68,663
REV Group, Inc. 2,204 54,858
Rocky Brands, Inc. 142 5,248
Rush Street Interactive, Inc. * 4,189 40,173
Sabre Corp. * 4,158 11,102
Savers Value Village, Inc. * 1,281 15,679
SES AI Corp. * 990 1,238
Shake Shack, Inc. Class A * 2,097 188,730
Shyft Group, Inc. 132 1,566
Six Flags Entertainment Corp. * 2,992 99,155
Skyline Champion Corp. * 1,398 94,715
Sonic Automotive, Inc. Class A  225 12,256
Sonos, Inc. * 6,101 90,051
Steven Madden Ltd. 4,005 169,412
Sun Country Airlines Holdings, Inc. * 1,031 12,949
Super Group SGHC Ltd. * (Guernsey)  8,211 26,522
Superior Group of Cos., Inc. 110 2,080
Sweetgreen, Inc. Class A * 5,441 163,992
ThredUp, Inc. Class A * 655 1,114
Tile Shop Holdings, Inc. * 493 3,416
Torrid Holdings, Inc. * 759 5,685
Tri Pointe Homes, Inc. * 1,510 56,248
United Homes Group, Inc. * 355 2,020
United Parks & Resorts, Inc. * 1,836 99,713
Urban Outfitters, Inc. * 997 40,927
Victoria's Secret, Inc. * 1,008 17,811
Visteon Corp. * 1,500 160,050
Vizio Holding Corp. Class A * 4,882 52,726
VSE Corp. 125 11,035
Warby Parker, Inc. Class A * 4,807 77,200
Wheels Up Experience, Inc. * 5,014 9,476
Wolverine World Wide, Inc. 4,381 59,231

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
XPEL, Inc. * 1,386 $ 49,286
Xponential Fitness, Inc. Class A * 1,308 20,405
7,023,364
Consumer, Non-Cyclical - 31.8%
spacing
4D Molecular Therapeutics, Inc. * 1,774 37,236
Absci Corp. * 3,222 9,924
ACADIA Pharmaceuticals, Inc. * 6,526 106,047
Accolade, Inc. * 1,347 4,822
Accuray, Inc. * 4,398 8,004
Achieve Life Sciences, Inc. * 1,152 5,414
Aclaris Therapeutics, Inc. * 380 418
Actinium Pharmaceuticals, Inc. * 1,657 12,262
AdaptHealth Corp. * 2,420 24,200
ADC Therapeutics SA * (Switzerland)  2,316 7,319
Addus HomeCare Corp. * 341 39,594
ADMA Biologics, Inc. * 12,371 138,308
Adtalem Global Education, Inc. * 395 26,943
Aerovate Therapeutics, Inc. * 600 996
Agenus, Inc. * 155 2,596
agilon health, Inc. * 16,965 110,951
AirSculpt Technologies, Inc. * 710 2,840
Akero Therapeutics, Inc. * 628 14,733
Akoya Biosciences, Inc. * 1,108 2,593
Alarm.com Holdings, Inc. * 2,656 168,762
Aldeyra Therapeutics, Inc. * 287 950
Alector, Inc. * 4,432 20,121
Alimera Sciences, Inc. * 993 5,521
Alkermes PLC * 9,252 222,973
Alphatec Holdings, Inc. * 5,642 58,959
Alta Equipment Group, Inc. 1,439 11,570
Altimmune, Inc. * 2,136 14,204
Alto Neuroscience, Inc. * 299 3,196
ALX Oncology Holdings, Inc. * 1,731 10,438
American Public Education, Inc. * 130 2,285
Amicus Therapeutics, Inc. * 16,129 160,000
AMN Healthcare Services, Inc. * 2,082 106,661
Amneal Pharmaceuticals, Inc. * 7,294 46,317
Amphastar Pharmaceuticals, Inc. * 2,105 84,200
AnaptysBio, Inc. * 1,084 27,165
Anavex Life Sciences Corp. * 1,072 4,524
Andersons, Inc. 221 10,962
ANI Pharmaceuticals, Inc. * 714 45,468
Anika Therapeutics, Inc. * 143 3,622
Apogee Therapeutics, Inc. * 1,990 78,306
Applied Therapeutics, Inc. * 3,209 14,986
Aquestive Therapeutics, Inc. * 1,088 2,829
Arbutus Biopharma Corp. * 7,187 22,208
Arcellx, Inc. * 2,372 130,911
Arcturus Therapeutics Holdings, Inc. * 1,124 27,369
Arcus Biosciences, Inc. * 2,985 45,462
Arcutis Biotherapeutics, Inc. * 5,839 54,303
Ardelyx, Inc. * 12,775 94,663
Arlo Technologies, Inc. * 5,245 68,395
ArriVent Biopharma, Inc. * 344 6,381
Arrowhead Pharmaceuticals, Inc. * 6,576 170,910
ARS Pharmaceuticals, Inc. * 2,708 23,045
Artivion, Inc. * 1,654 42,425
Arvinas, Inc. * 3,534 94,075
Astrana Health, Inc. * 2,361 95,762
Astria Therapeutics, Inc. * 2,042 18,582
Atossa Therapeutics, Inc. * 1,973 2,348
AtriCure, Inc. * 1,739 39,597
Atrion Corp. 76 34,385
a Shares Value
Aurinia Pharmaceuticals, Inc. * (Canada)  5,770 $ 32,947
Avadel Pharmaceuticals PLC * 5,094 71,622
Aveanna Healthcare Holdings, Inc. * 1,768 4,880
Avid Bioservices, Inc. * 3,156 22,534
Avidity Biosciences, Inc. * 5,563 227,249
Avita Medical, Inc. * 1,352 10,708
Axogen, Inc. * 2,212 16,015
Axonics, Inc. * 2,813 189,118
Axsome Therapeutics, Inc. * 2,007 161,563
Barrett Business Services, Inc. 1,244 40,766
Beauty Health Co. * 4,085 7,843
Beyond Meat, Inc. * 3,201 21,479
BioCryst Pharmaceuticals, Inc. * 11,347 70,124
Biohaven Ltd. * 4,134 143,491
BioLife Solutions, Inc. * 1,709 36,624
Biomea Fusion, Inc. * 1,521 6,844
Biote Corp. Class A * 1,384 10,338
Bioventus, Inc. Class A * 720 4,140
Bioxcel Therapeutics, Inc. * 235 301
Black Diamond Therapeutics, Inc. * 1,400 6,524
Blueprint Medicines Corp. * 3,464 373,350
Boundless Bio, Inc. * 381 1,474
BRC, Inc. Class A * 2,593 15,895
Bridgebio Pharma, Inc. * 4,824 122,192
Bright Green Corp. * 1,185 300
BrightSpring Health Services, Inc. * 2,905 33,001
Brink's Co. 2,478 253,747
Brookdale Senior Living, Inc. * 8,969 61,258
Cabaletta Bio, Inc. * 528 3,949
Cadiz, Inc. * 2,313 7,147
Cal-Maine Foods, Inc. 150 9,166
Calavo Growers, Inc. 154 3,496
Candel Therapeutics, Inc. * 819 5,078
Capricor Therapeutics, Inc. * 1,173 5,595
Cardiff Oncology, Inc. * 899 1,996
CareDx, Inc. * 607 9,427
Cargo Therapeutics, Inc. * 109 1,790
Carriage Services, Inc. 565 15,165
Cartesian Therapeutics, Inc. * 393 10,615
Cass Information Systems, Inc. 648 25,965
Cassava Sciences, Inc. * 2,251 27,800
Castle Biosciences, Inc. * 434 9,448
Catalyst Pharmaceuticals, Inc. * 6,367 98,625
CBIZ, Inc. * 2,647 196,143
Celcuity, Inc. * 1,204 19,722
Celldex Therapeutics, Inc. * 2,899 107,292
Central Garden & Pet Co. * 132 5,082
Central Garden & Pet Co. Class A * 439 14,500
Cerus Corp. * 9,474 16,674
CervoMed, Inc. * 301 5,153
CG oncology, Inc. * 778 24,561
Chefs' Warehouse, Inc. * 1,933 75,600
ChromaDex Corp. * 2,668 7,284
Cimpress PLC * (Ireland)  672 58,874
Cogent Biosciences, Inc. * 4,698 39,604
Coherus Biosciences, Inc. * 1,571 2,718
Collegium Pharmaceutical, Inc. * 1,753 56,447
Community Health Systems, Inc. * 3,703 12,442
CompoSecure, Inc. 780 5,304
Conduit Pharmaceuticals, Inc. * 1,652 1,751
CONMED Corp. 1,699 117,775
Contineum Therapeutics, Inc. Class A * 197 3,469
Corbus Pharmaceuticals Holdings, Inc. * 339 15,340
Corcept Therapeutics, Inc. * 4,441 144,288

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
CorMedix, Inc. * 2,793 $ 12,094
CorVel Corp. * 487 123,829
Coursera, Inc. * 7,565 54,165
CPI Card Group, Inc. * 242 6,594
CRA International, Inc. 362 62,344
Crinetics Pharmaceuticals, Inc. * 4,282 191,791
Cullinan Therapeutics, Inc. * 1,891 32,979
Custom Truck One Source, Inc. * 1,747 7,599
CVRx, Inc. * 740 8,873
Cytokinetics, Inc. * 575 31,153
Day One Biopharmaceuticals, Inc. * 2,562 35,304
Denali Therapeutics, Inc. * 3,922 91,069
Dianthus Therapeutics, Inc. * 93 2,407
Disc Medicine, Inc. * 101 4,552
Distribution Solutions Group, Inc. * 471 14,130
DLH Holdings Corp. * 207 2,186
DocGo, Inc. * 960 2,966
Driven Brands Holdings, Inc. * 3,267 41,589
Dynavax Technologies Corp. * 5,799 65,123
Dyne Therapeutics, Inc. * 4,442 156,758
Edgewise Therapeutics, Inc. * 3,992 71,896
Elevation Oncology, Inc. * 1,488 4,018
Embecta Corp. 343 4,287
Enhabit, Inc. * 242 2,159
Enliven Therapeutics, Inc. * 1,833 42,837
Ensign Group, Inc. 3,067 379,357
Esperion Therapeutics, Inc. * 2,806 6,229
European Wax Center, Inc. Class A * 1,724 17,119
EVERTEC, Inc. 3,529 117,339
Evolus, Inc. * 3,019 32,756
EyePoint Pharmaceuticals, Inc. * 1,296 11,275
Fennec Pharmaceuticals, Inc. * (Canada)  268 1,637
Fibrobiologics, Inc. * 1,051 5,244
First Advantage Corp. 1,655 26,596
FiscalNote Holdings, Inc. * 3,279 4,787
Flywire Corp. * 6,652 109,026
Foghorn Therapeutics, Inc. * 1,033 5,940
Forafric Global PLC * (Gibraltar)  188 2,006
Fractyl Health, Inc. * 469 2,003
Franklin Covey Co. * 650 24,700
Fulcrum Therapeutics, Inc. * 1,451 8,996
G1 Therapeutics, Inc. * 2,690 6,133
Galectin Therapeutics, Inc. * 911 2,059
GeneDx Holdings Corp. * 78 2,039
Geron Corp. * 22,055 93,513
Glaukos Corp. * 2,699 319,427
Greenwich Lifesciences, Inc. * 336 5,799
Guardant Health, Inc. * 6,495 187,576
Hackett Group, Inc. 1,228 26,672
Haemonetics Corp. * 2,765 228,748
Halozyme Therapeutics, Inc. * 6,857 359,033
Harmony Biosciences Holdings, Inc. * 1,651 49,811
Harrow, Inc. * 1,649 34,448
Harvard Bioscience, Inc. * 612 1,744
HealthEquity, Inc. * 4,665 402,123
Herbalife Ltd. * 3,673 38,162
Herc Holdings, Inc. 1,550 206,599
Heron Therapeutics, Inc. * 610 2,135
HilleVax, Inc. * 302 4,367
HireQuest, Inc. 309 3,816
Honest Co., Inc. * 1,796 5,244
Humacyte, Inc. * 4,850 23,280
Huron Consulting Group, Inc. * 988 97,318
I3 Verticals, Inc. Class A * 56 1,236
a Shares Value
ICF International, Inc. 1,026 $ 152,320
Ideaya Biosciences, Inc. * 4,112 144,372
IGM Biosciences, Inc. * 766 5,262
Immuneering Corp. Class A * 308 394
ImmunityBio, Inc. * 6,100 38,552
Immunome, Inc. * 2,823 34,158
Immunovant, Inc. * 3,199 84,454
Inari Medical, Inc. * 2,915 140,357
InfuSystem Holdings, Inc. * 984 6,721
Inhibrx Biosciences, Inc. * 291 4,123
Inmode Ltd. * 540 9,850
Inmune Bio, Inc. * 673 5,936
Innovage Holding Corp. * 347 1,721
Innoviva, Inc. * 259 4,248
Insmed, Inc. * 8,547 572,649
Insperity, Inc. 1,976 180,231
Integer Holdings Corp. * 1,290 149,369
Inter Parfums, Inc. 1,009 117,074
Iovance Biotherapeutics, Inc. * 13,929 111,711
iRadimed Corp. 430 18,894
iRhythm Technologies, Inc. * 1,722 185,356
Ironwood Pharmaceuticals, Inc. * 2,628 17,135
Ispire Technology, Inc. * 1,085 8,680
J & J Snack Foods Corp. 844 137,040
Janux Therapeutics, Inc. * 1,542 64,594
Jasper Therapeutics, Inc. * 563 12,780
John B Sanfilippo & Son, Inc. 484 47,030
John Wiley & Sons, Inc. Class A  1,050 42,735
Joint Corp. * 597 8,394
KalVista Pharmaceuticals, Inc. * 2,110 24,856
Karyopharm Therapeutics, Inc. * 601 521
Keros Therapeutics, Inc. * 1,622 74,125
Kforce, Inc. 1,011 62,813
Kiniksa Pharmaceuticals International PLC *
(United Kingdom)  2,043 38,143
Korro Bio, Inc. * 90 3,048
Krispy Kreme, Inc. 4,712 50,701
Krystal Biotech, Inc. * 1,365 250,669
Kura Oncology, Inc. * 3,989 82,134
Kymera Therapeutics, Inc. * 2,447 73,043
Kyverna Therapeutics, Inc. * 567 4,253
Lancaster Colony Corp. 1,083 204,655
Lantheus Holdings, Inc. * 3,740 300,285
Larimar Therapeutics, Inc. * 2,144 15,544
Laureate Education, Inc. 5,917 88,400
Legalzoom.com, Inc. * 7,572 63,529
LeMaitre Vascular, Inc. 1,113 91,578
Lexeo Therapeutics, Inc. * 516 8,277
Lexicon Pharmaceuticals, Inc. * 2,912 4,892
LifeStance Health Group, Inc. * 3,049 14,971
Lifeway Foods, Inc. * 240 3,065
Lineage Cell Therapeutics, Inc. * 7,194 7,175
Liquidia Corp. * 3,168 38,016
LivaNova PLC * 170 9,319
LiveRamp Holdings, Inc. * 3,580 110,765
Longboard Pharmaceuticals, Inc. * 1,777 48,032
MacroGenics, Inc. * 2,882 12,248
Madrigal Pharmaceuticals, Inc. * 966 270,635
Mama's Creations, Inc. * 1,777 11,977
MannKind Corp. * 10,966 57,243
Maravai LifeSciences Holdings, Inc.
Class A * 6,075 43,497
Marqeta, Inc. Class A * 22,193 121,618
MediWound Ltd. * (Israel)  438 6,798

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
MeiraGTx Holdings PLC * 1,381 $ 5,814
Merit Medical Systems, Inc. * 3,155 271,172
Mersana Therapeutics, Inc. * 3,420 6,874
Metagenomi, Inc. * 545 2,224
MGP Ingredients, Inc. 774 57,586
MiMedx Group, Inc. * 3,036 21,039
Mind Medicine MindMed, Inc. * 3,950 28,480
Mineralys Therapeutics, Inc. * 390 4,563
Mirum Pharmaceuticals, Inc. * 2,152 73,577
Mission Produce, Inc. * 324 3,201
Mister Car Wash, Inc. * 4,451 31,691
ModivCare, Inc. * 298 7,820
Moneylion, Inc. * 467 34,343
Nano-X Imaging Ltd. * (Israel)  2,843 20,868
Nathan's Famous, Inc. 138 9,354
National Beverage Corp. 1,266 64,870
National Research Corp. 823 18,888
Natural Grocers by Vitamin Cottage, Inc.
Class C  134 2,841
Nature's Sunshine Products, Inc. * 135 2,034
NeoGenomics, Inc. * 629 8,724
Neumora Therapeutics, Inc. * 4,625 45,464
Neurogene, Inc. * 286 10,408
NeuroPace, Inc. * 745 5,632
Novavax, Inc. * 6,020 76,213
Novocure Ltd. * 5,862 100,416
Nurix Therapeutics, Inc. * 2,299 47,980
Nuvalent, Inc. Class A * 1,761 133,589
Nuvectis Pharma, Inc. * 55 348
Ocugen, Inc. * 14,065 21,801
Ocular Therapeutix, Inc. * 8,547 58,461
Olema Pharmaceuticals, Inc. * 574 6,211
Omeros Corp. * 888 3,605
OmniAb, Inc. * 548 2,055
Option Care Health, Inc. * 4,517 125,121
Orchestra BioMed Holdings, Inc. * 461 3,757
Organogenesis Holdings, Inc. * 519 1,453
ORIC Pharmaceuticals, Inc. * 761 5,380
Oscar Health, Inc. Class A * 10,707 169,385
Outlook Therapeutics, Inc. * 402 2,967
Ovid therapeutics, Inc. * 3,240 2,492
Owens & Minor, Inc. * 621 8,384
Pacira BioSciences, Inc. * 170 4,864
PACS Group, Inc. * 1,370 40,415
Paragon 28, Inc. * 2,684 18,359
Patterson Cos., Inc. 832 20,068
Payoneer Global, Inc. * 11,927 66,076
Pennant Group, Inc. * 1,621 37,591
PepGen, Inc. * 757 12,082
Performant Financial Corp. * 2,868 8,317
Perspective Therapeutics, Inc. * 2,105 20,987
PetIQ, Inc. * 202 4,456
Phathom Pharmaceuticals, Inc. * 362 3,729
Phibro Animal Health Corp. Class A  296 4,964
Poseida Therapeutics, Inc. * 1,057 3,086
Praxis Precision Medicines, Inc. * 948 39,209
Precigen, Inc. * 1,027 1,623
Prime Medicine, Inc. * 3,134 16,109
Primo Water Corp. 1,081 23,631
Priority Technology Holdings, Inc. * 1,041 5,496
PROCEPT BioRobotics Corp. * 2,335 142,645
PROG Holdings, Inc. 371 12,866
Progyny, Inc. * 4,626 132,350
ProKidney Corp. * 2,721 6,694
a Shares Value
Protagonist Therapeutics, Inc. * 3,209 $ 111,192
Prothena Corp. PLC * (Ireland)  1,368 28,236
PTC Therapeutics, Inc. * 3,184 97,367
Pulmonx Corp. * 1,972 12,502
Pulse Biosciences, Inc. * 966 10,810
Puma Biotechnology, Inc. * 729 2,377
Quad/Graphics, Inc. 974 5,308
Quanterix Corp. * 278 3,672
RadNet, Inc. * 3,645 214,763
Recursion Pharmaceuticals, Inc. Class A * 11,381 85,358
Regulus Therapeutics, Inc. * 950 1,696
Remitly Global, Inc. * 7,986 96,790
Reneo Pharmaceuticals, Inc. * 199 300
Renovaro Biosciences, Inc. * 1,661 2,907
Revance Therapeutics, Inc. * 5,694 14,634
REVOLUTION Medicines, Inc. * 5,501 213,494
Rhythm Pharmaceuticals, Inc. * 3,014 123,755
Rigel Pharmaceuticals, Inc. * 797 6,548
Rocket Pharmaceuticals, Inc. * 3,626 78,068
RxSight, Inc. * 1,877 112,939
Sana Biotechnology, Inc. * 7,282 39,760
Sanara Medtech, Inc. * 207 5,842
Savara, Inc. * 4,281 17,252
Scholar Rock Holding Corp. * 3,398 28,305
Scilex Holding Co. * 509 982
scPharmaceuticals, Inc. * 1,614 7,021
Select Medical Holdings Corp. 4,031 141,327
Semler Scientific, Inc. * 232 7,981
Sera Prognostics, Inc. Class A * 1,528 9,046
Sezzle, Inc. * 116 10,234
Shattuck Labs, Inc. * 1,457 5,624
SI-BONE, Inc. * 1,832 23,688
SIGA Technologies, Inc. 1,866 14,163
Silk Road Medical, Inc. * 2,162 58,460
Simply Good Foods Co. * 5,037 181,987
Skye Bioscience, Inc. * 258 2,067
Soleno Therapeutics, Inc. * 1,210 49,368
Solid Biosciences, Inc. * 350 1,985
Sonida Senior Living, Inc. * 101 2,778
SoundThinking, Inc. * 455 5,542
Spire Global, Inc. * 1,218 13,203
SpringWorks Therapeutics, Inc. * 3,784 142,543
Sprouts Farmers Market, Inc. * 5,551 464,397
Spyre Therapeutics, Inc. * 177 4,161
STAAR Surgical Co. * 2,722 129,594
Stereotaxis, Inc. * 2,844 5,176
Sterling Check Corp. * 1,081 15,999
Stoke Therapeutics, Inc. * 1,959 26,466
StoneCo Ltd. Class A * (Brazil)  8,190 98,198
Stride, Inc. * 2,343 165,181
Summit Therapeutics, Inc. * 4,588 35,786
SunOpta, Inc. * (Canada)  5,052 27,281
Supernus Pharmaceuticals, Inc. * 190 5,082
Surmodics, Inc. * 487 20,473
Syndax Pharmaceuticals, Inc. * 4,531 93,021
Tandem Diabetes Care, Inc. * 3,566 143,674
Tango Therapeutics, Inc. * 2,626 22,531
Target Hospitality Corp. * 1,657 14,432
Tarsus Pharmaceuticals, Inc. * 2,024 55,012
Taysha Gene Therapies, Inc. * 8,790 19,690
Tela Bio, Inc. * 231 1,086
Teladoc Health, Inc. * 1,439 14,073
Telomir Pharmaceuticals, Inc. * 454 2,184
Tenaya Therapeutics, Inc. * 846 2,623

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Terns Pharmaceuticals, Inc. * 181 $ 1,233
TG Therapeutics, Inc. * 7,674 136,520
Transcat, Inc. * 472 56,489
TransMedics Group, Inc. * 1,766 265,995
Treace Medical Concepts, Inc. * 2,689 17,882
Trevi Therapeutics, Inc. * 1,977 5,891
TriNet Group, Inc. 1,790 179,000
TScan Therapeutics, Inc. * 1,362 7,968
Turning Point Brands, Inc. 801 25,704
Twist Bioscience Corp. * 3,167 156,070
Tyra Biosciences, Inc. * 1,113 17,797
U.S. Physical Therapy, Inc. 824 76,154
Udemy, Inc. * 5,257 45,368
UFP Technologies, Inc. * 399 105,284
Universal Technical Institute, Inc. * 2,162 34,008
Upbound Group, Inc. 2,945 90,411
UroGen Pharma Ltd. * 1,462 24,532
Utz Brands, Inc. 2,454 40,835
Vaxcyte, Inc. * 6,015 454,193
Vector Group Ltd. 1,363 14,407
Vera Therapeutics, Inc. * 2,145 77,606
Verastem, Inc. * 1,406 4,190
Vericel Corp. * 2,664 122,224
Verrica Pharmaceuticals, Inc. * 1,173 8,551
Veru, Inc. * 5,498 4,625
Viad Corp. * 1,096 37,264
Viemed Healthcare, Inc. * 1,846 12,091
Viridian Therapeutics, Inc. * 2,524 32,837
Vita Coco Co., Inc. * 2,150 59,877
Vital Farms, Inc. * 1,792 83,812
WaVe Life Sciences Ltd. * 3,641 18,169
WD-40 Co. 751 164,950
Werewolf Therapeutics, Inc. * 868 2,118
Westrock Coffee Co. * 1,820 18,619
WK Kellogg Co. 3,602 59,289
X4 Pharmaceuticals, Inc. * 9,304 5,396
Xencor, Inc. * 1,501 28,414
Xeris Biopharma Holdings, Inc. * 8,109 18,245
XOMA Corp. * 253 5,994
Y-mAbs Therapeutics, Inc. * 2,026 24,474
Zevra Therapeutics, Inc. * 1,213 5,944
ZipRecruiter, Inc. Class A * 3,894 35,396
Zura Bio Ltd. * (United Kingdom)  1,070 3,745
Zynex, Inc. * 701 6,533
22,260,411
Energy - 4.0%
spacing
Alpha Metallurgical Resources, Inc. 604 169,440
Archrock, Inc. 8,507 172,011
Aris Water Solutions, Inc. Class A  122 1,912
Array Technologies, Inc. * 8,388 86,061
ASP Isotopes, Inc. * 2,164 6,622
Atlas Energy Solutions, Inc. 3,732 74,379
Berry Corp. 1,325 8,560
ChampionX Corp. 10,517 349,270
Core Laboratories, Inc. 2,582 52,389
Crescent Energy Co. Class A  1,722 20,406
CVR Energy, Inc. 1,714 45,884
Delek U.S. Holdings, Inc. 956 23,671
Diversified Energy Co. PLC ~ 151 2,037
DMC Global, Inc. * 205 2,956
Drilling Tools International Corp. * 383 2,152
Empire Petroleum Corp. * 896 4,623
Equitrans Midstream Corp. 5,818 75,518
a Shares Value
Evolution Petroleum Corp. 486 $ 2,561
Fluence Energy, Inc. * 3,359 58,245
Gulfport Energy Corp. * 363 54,813
Helix Energy Solutions Group, Inc. * 1,440 17,194
Kinetik Holdings, Inc. 221 9,158
Kodiak Gas Services, Inc. 250 6,815
Kosmos Energy Ltd. * (Ghana)  25,507 141,309
Liberty Energy, Inc. 488 10,194
Magnolia Oil & Gas Corp. Class A  8,824 223,600
Montauk Renewables, Inc. * 3,553 20,252
Nabors Industries Ltd. * 148 10,532
Natural Gas Services Group, Inc. * 110 2,213
NextDecade Corp. * 6,328 50,244
Noble Corp. PLC 4,962 221,553
Northern Oil & Gas, Inc. 314 11,671
Oceaneering International, Inc. * 5,535 130,958
Plug Power, Inc. * 2,809 6,545
Prairie Operating Co. * 461 5,002
Ramaco Resources, Inc. Class A  1,484 18,476
Ramaco Resources, Inc. Class B  215 2,335
REX American Resources Corp. * 180 8,206
Riley Exploration Permian, Inc. 84 2,378
Sable Offshore Corp. * 2,749 41,427
Seadrill Ltd. * (Norway)  1,230 63,345
Shoals Technologies Group, Inc. Class A * 9,533 59,486
SilverBow Resources, Inc. * 111 4,199
SM Energy Co. 1,064 45,997
SolarMax Technology, Inc. * 461 1,517
Tellurian, Inc. * 434 301
TETRA Technologies, Inc. * 6,731 23,289
Tidewater, Inc. * 2,685 255,639
VAALCO Energy, Inc. 731 4,583
Valaris Ltd. * 2,208 164,496
Verde Clean Fuels, Inc. * 478 1,979
W&T Offshore, Inc. 5,495 11,759
2,790,162
Financial - 8.8%
spacing
AG Mortgage Investment Trust, Inc. REIT 302 2,005
Alexander's, Inc. REIT 121 27,208
American Coastal Insurance Corp.
Class C * 577 6,087
AMERISAFE, Inc. 478 20,979
Angel Oak Mortgage, Inc. REIT 215 2,817
Apartment Investment & Management Co.
Class A REIT * 3,614 29,960
Armada Hoffler Properties, Inc. REIT 189 2,096
Artisan Partners Asset Management, Inc.
Class A  3,468 143,124
AssetMark Financial Holdings, Inc. * 778 26,880
Atlanticus Holdings Corp. * 36 1,015
Axos Financial, Inc. * 344 19,660
B Riley Financial, Inc. 1,296 22,861
Baldwin Insurance Group, Inc. Class A * 3,628 128,685
BancFirst Corp. 146 12,804
Bancorp, Inc. * 2,619 98,893
Bank7 Corp. 51 1,596
Brightsphere Investment Group, Inc. 1,673 37,090
CareTrust REIT, Inc. 604 15,160
CBL & Associates Properties, Inc. REIT 870 20,341
Cipher Mining, Inc. * 6,408 26,593
Citizens Financial Services, Inc. 51 2,270
City Holding Co. 48 5,100
Cleanspark, Inc. * 12,206 194,686

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Clipper Realty, Inc. REIT 547 $ 1,975
Coastal Financial Corp. * 587 27,084
Cohen & Steers, Inc. 1,565 113,556
Columbia Financial, Inc. * 74 1,108
Community Healthcare Trust, Inc. REIT 137 3,204
Compass, Inc. Class A * 20,082 72,295
Core Scientific, Inc. * 7,710 71,703
Crawford & Co. Class A  821 7,093
Dave, Inc. * 428 12,968
Diamond Hill Investment Group, Inc. 155 21,816
Esquire Financial Holdings, Inc. 320 15,232
eXp World Holdings, Inc. 4,450 50,218
Federal Agricultural Mortgage Corp. Class C  454 82,092
First BanCorp 567 10,370
First Business Financial Services, Inc. 50 1,850
First Financial Bankshares, Inc. 7,239 213,768
First Foundation, Inc. 803 5,260
First Internet Bancorp 171 4,620
First Western Financial, Inc. * 122 2,074
FTAI Aviation Ltd. 5,496 567,352
GCM Grosvenor, Inc. Class A  2,328 22,721
Gladstone Commercial Corp. REIT 368 5,251
Goosehead Insurance, Inc. Class A * 1,285 73,810
Greene County Bancorp, Inc. 376 12,675
Hamilton Lane, Inc. Class A  2,142 264,708
HCI Group, Inc. 446 41,108
International Money Express, Inc. * 1,711 35,657
Investors Title Co. 16 2,882
Kingsway Financial Services, Inc. *
(Canada)  797 6,567
KKR Real Estate Finance Trust, Inc. REIT 820 7,421
Lakeland Financial Corp. 102 6,275
Lemonade, Inc. * 2,339 38,594
LendingTree, Inc. * 515 21,419
Live Oak Bancshares, Inc. 1,654 57,989
Marathon Digital Holdings, Inc. * 12,496 248,046
Maui Land & Pineapple Co., Inc. * 369 8,137
McGrath RentCorp 1,343 143,097
Mercury General Corp. 183 9,725
Metrocity Bankshares, Inc. 101 2,666
Moelis & Co. Class A  1,910 108,603
Mr Cooper Group, Inc. * 1,327 107,792
NerdWallet, Inc. Class A * 2,143 31,288
NETSTREIT Corp. REIT 736 11,850
Nicolet Bankshares, Inc. 168 13,951
NMI Holdings, Inc. Class A * 307 10,450
OppFi, Inc. 938 3,180
Outfront Media, Inc. REIT 3,201 45,774
P10, Inc. Class A  2,337 19,818
Pagseguro Digital Ltd. Class A * (Brazil)  5,420 63,360
Palomar Holdings, Inc. * 1,345 109,147
Pathward Financial, Inc. 415 23,477
Patria Investments Ltd. Class A (Cayman)  3,302 39,822
Paysign, Inc. * 1,760 7,586
PennyMac Financial Services, Inc. 828 78,329
Peoples Financial Services Corp. 124 5,647
Perella Weinberg Partners 3,123 50,749
Phillips Edison & Co., Inc. REIT 1,075 35,163
Piper Sandler Cos. 979 225,336
PJT Partners, Inc. Class A  1,331 143,628
Postal Realty Trust, Inc. Class A REIT 326 4,346
Real Brokerage, Inc. * (Canada)  5,222 21,201
Redfin Corp. * 6,441 38,710
Regional Management Corp. 111 3,190
a Shares Value
Riot Platforms, Inc. * 2,354 $ 21,516
Root, Inc. Class A * 474 24,463
Ryman Hospitality Properties, Inc. REIT 3,236 323,147
Saul Centers, Inc. REIT 524 19,268
Selective Insurance Group, Inc. 2,883 270,512
ServisFirst Bancshares, Inc. 804 50,805
Shore Bancshares, Inc. 294 3,366
SiriusPoint Ltd. * (Bermuda)  440 5,368
Sky Harbour Group Corp. * 606 5,606
Skyward Specialty Insurance Group, Inc. * 501 18,126
St. Joe Co. 1,974 107,978
StepStone Group, Inc. Class A  3,021 138,634
StoneX Group, Inc. * 202 15,213
Strawberry Fields REIT, Inc. 253 2,887
Tanger, Inc. REIT 2,302 62,407
Terawulf, Inc. * 11,819 52,595
Tiptree, Inc. 284 4,683
Triumph Financial, Inc. * 1,114 91,070
Trupanion, Inc. * 1,818 53,449
UMH Properties, Inc. REIT 506 8,091
Universal Health Realty Income Trust REIT 612 23,954
Universal Insurance Holdings, Inc. 257 4,821
Upstart Holdings, Inc. * 4,247 100,187
USCB Financial Holdings, Inc. 169 2,168
Victory Capital Holdings, Inc. Class A  2,332 111,306
Virtus Investment Partners, Inc. 323 72,950
Walker & Dunlop, Inc. 1,296 127,267
WisdomTree, Inc. 8,024 79,518
World Acceptance Corp. * 185 22,862
6,168,910
Industrial - 19.0%
spacing
374Water, Inc. * 3,321 3,985
AAR Corp. * 391 28,426
Advanced Energy Industries, Inc. 2,064 224,481
AeroVironment, Inc. * 1,437 261,764
Alamo Group, Inc. 561 97,053
Albany International Corp. Class A  419 35,385
Allient, Inc. 31 783
American Superconductor Corp. * 1,881 43,997
American Woodmark Corp. * 54 4,244
Amprius Technologies, Inc. * 297 377
Apogee Enterprises, Inc. 389 24,443
Applied Industrial Technologies, Inc. 2,124 412,056
ArcBest Corp. 1,295 138,669
Archer Aviation, Inc. Class A * 12,200 42,944
Ardagh Metal Packaging SA 7,776 26,438
Argan, Inc. 681 49,822
Arq, Inc. * 381 2,313
Aspen Aerogels, Inc. * 706 16,838
Atkore, Inc. 2,021 272,694
Atmus Filtration Technologies, Inc. * 4,601 132,417
AZZ, Inc. 1,339 103,438
Badger Meter, Inc. 1,617 301,328
Belden, Inc. 1,195 112,091
Bloom Energy Corp. Class A * 10,009 122,510
Boise Cascade Co. 1,042 124,227
Bowman Consulting Group Ltd. * 730 23,207
Byrna Technologies, Inc. * 966 9,641
Cactus, Inc. Class A  3,608 190,286
Cadre Holdings, Inc. 1,439 48,293
Casella Waste Systems, Inc. Class A * 3,157 313,238
CECO Environmental Corp. * 1,601 46,189
Centuri Holdings, Inc. * 751 14,629

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
ChargePoint Holdings, Inc. * 11,844 $ 17,884
Chart Industries, Inc. * 2,323 335,302
Construction Partners, Inc. Class A * 2,360 130,296
Costamare, Inc. (Monaco)  160 2,629
Covenant Logistics Group, Inc. 72 3,549
CryoPort, Inc. * 1,871 12,929
CSW Industrials, Inc. 854 226,575
CTS Corp. 1,296 65,616
Dorian LPG Ltd. 946 39,694
DXP Enterprises, Inc. * 53 2,430
Dycom Industries, Inc. * 1,564 263,941
Energizer Holdings, Inc. 3,973 117,362
Energy Recovery, Inc. * 3,118 41,438
Enerpac Tool Group Corp. 2,980 113,776
EnerSys 2,018 208,903
Enovix Corp. * 8,182 126,494
Enpro, Inc. 126 18,342
ESCO Technologies, Inc. 692 72,688
Eve Holding, Inc. * 1,030 4,171
Evolv Technologies Holdings, Inc. * 7,170 18,283
Exponent, Inc. 2,783 264,719
Fabrinet * (Thailand)  2,007 491,294
Federal Signal Corp. 3,318 277,617
FLEX LNG Ltd. * (Norway)  1,001 27,067
Fluor Corp. * 8,624 375,575
Franklin Electric Co., Inc. 2,516 242,341
Frontdoor, Inc. * 4,318 145,905
Gibraltar Industries, Inc. * 793 54,360
Gorman-Rupp Co. 1,145 42,033
GrafTech International Ltd. 13,082 12,690
Graham Corp. * 556 15,657
Granite Construction, Inc. 1,996 123,692
Griffon Corp. 2,124 135,639
Heartland Express, Inc. 1,040 12,823
Helios Technologies, Inc. 1,249 59,640
Hillenbrand, Inc. 1,296 51,866
Hillman Solutions Corp. * 1,762 15,594
Himalaya Shipping Ltd. * (Bermuda)  1,464 13,410
Hyster-Yale, Inc. 382 26,637
Ichor Holdings Ltd. * 561 21,627
IES Holdings, Inc. * 457 63,674
Insteel Industries, Inc. 444 13,746
Iteris, Inc. * 2,048 8,868
Itron, Inc. * 2,287 226,322
Janus International Group, Inc. * 7,752 97,908
JELD-WEN Holding, Inc. * 1,618 21,794
Joby Aviation, Inc. * 22,204 113,240
John Bean Technologies Corp. 119 11,301
Kadant, Inc. 645 189,488
Karat Packaging, Inc. 349 10,323
Knife River Corp. * 3,136 219,959
Kratos Defense & Security Solutions, Inc. * 3,636 72,756
LanzaTech Global, Inc. * 6,177 11,427
Leonardo DRS, Inc. * 3,567 90,994
Limbach Holdings, Inc. * 562 31,995
Lindsay Corp. 300 36,864
LSI Industries, Inc. 1,095 15,845
Marten Transport Ltd. 664 12,251
Materion Corp. 1,068 115,483
Mesa Laboratories, Inc. 100 8,677
MicroVision, Inc. * 6,191 6,562
Mirion Technologies, Inc. * 1,405 15,090
Modine Manufacturing Co. * 2,846 285,141
Montrose Environmental Group, Inc. * 1,750 77,980
a Shares Value
Moog, Inc. Class A  1,580 $ 264,334
Mueller Industries, Inc. 5,695 324,273
Mueller Water Products, Inc. Class A  8,555 153,306
Myers Industries, Inc. 1,998 26,733
MYR Group, Inc. * 911 123,632
Napco Security Technologies, Inc. 1,933 100,419
NEXTracker, Inc. Class A * 4,772 223,711
nLight, Inc. * 184 2,011
Northwest Pipe Co. * 74 2,514
Novanta, Inc. * 1,976 322,305
NuScale Power Corp. * 4,281 50,045
NV5 Global, Inc. * 140 13,016
NVE Corp. 265 19,793
Omega Flex, Inc. 169 8,666
Orion Group Holdings, Inc. * 251 2,387
OSI Systems, Inc. * 835 114,829
Pactiv Evergreen, Inc. 253 2,864
PAM Transportation Services, Inc. * 54 938
Park Aerospace Corp. 488 6,676
Perma-Fix Environmental Services, Inc. * 695 7,040
Plexus Corp. * 443 45,709
Powell Industries, Inc. 514 73,708
Primoris Services Corp. 2,706 135,002
PureCycle Technologies, Inc. * 1,145 6,778
Quest Resource Holding Corp. * 885 7,788
Redwire Corp. * 253 1,814
Rocket Lab USA, Inc. * 19,195 92,136
RXO, Inc. * 6,405 167,491
SFL Corp. Ltd. (Norway)  1,244 17,267
Sight Sciences, Inc. * 1,941 12,946
SKYX Platforms Corp. * 690 655
Smith & Wesson Brands, Inc. 216 3,097
Smith-Midland Corp. * 246 6,812
SPX Technologies, Inc. * 2,481 352,649
Standard BioTools, Inc. * 3,701 6,551
Standex International Corp. 489 78,802
Sterling Infrastructure, Inc. * 1,664 196,918
Sturm Ruger & Co., Inc. 264 10,996
Taylor Devices, Inc. * 127 5,712
Tecnoglass, Inc. 1,230 61,721
Tennant Co. 463 45,578
Thermon Group Holdings, Inc. * 212 6,521
Trinity Industries, Inc. 4,120 123,270
Turtle Beach Corp. * 549 7,873
UFP Industries, Inc. 1,891 211,792
Universal Logistics Holdings, Inc. 129 5,236
Vicor Corp. * 680 22,549
Virgin Galactic Holdings, Inc. * 145 1,222
VirTra, Inc. * 578 4,445
Watts Water Technologies, Inc. Class A  1,512 277,255
Werner Enterprises, Inc. 496 17,772
World Kinect Corp. 338 8,720
Worthington Enterprises, Inc. 1,549 73,314
Xometry, Inc. Class A * 2,312 26,727
Zurn Elkay Water Solutions Corp. 7,639 224,587
13,329,287
Technology - 16.3%
spacing
8x8, Inc. * 6,626 14,710
ACI Worldwide, Inc. * 5,817 230,295
ACM Research, Inc. Class A * 1,917 44,206
ACV Auctions, Inc. Class A * 8,161 148,938
Adeia, Inc. 5,025 56,205
Aehr Test Systems * 1,458 16,286

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Agilysys, Inc. * 1,214 $ 126,426
Alignment Healthcare, Inc. * 5,500 43,010
Alkami Technology, Inc. * 2,445 69,634
Altair Engineering, Inc. Class A * 3,154 309,344
Ambarella, Inc. * 1,103 59,507
Amplitude, Inc. Class A * 4,218 37,540
Appian Corp. Class A * 2,205 68,046
Arteris, Inc. * 1,535 11,528
Asana, Inc. Class A * 4,437 62,074
ASGN, Inc. * 564 49,728
AvePoint, Inc. * 7,029 73,242
AvidXchange Holdings, Inc. * 9,584 115,583
Axcelis Technologies, Inc. * 1,792 254,805
Bandwidth, Inc. Class A * 1,212 20,459
BigBear.ai Holdings, Inc. * 4,187 6,322
BigCommerce Holdings, Inc. * 3,890 31,353
Blackbaud, Inc. * 2,278 173,515
BlackLine, Inc. * 3,172 153,683
Blend Labs, Inc. Class A * 12,744 30,076
Box, Inc. Class A * 7,750 204,910
Braze, Inc. Class A * 2,913 113,141
C3.ai, Inc. Class A * 4,558 132,000
Cantaloupe, Inc. * 3,025 19,965
CEVA, Inc. * 1,100 21,219
Clear Secure, Inc. Class A  4,840 90,556
Clearwater Analytics Holdings, Inc.
Class A * 7,729 143,141
Climb Global Solutions, Inc. 226 14,195
CommVault Systems, Inc. * 2,242 272,560
Corsair Gaming, Inc. * 492 5,432
Cricut, Inc. Class A * 2,048 12,268
CS Disco, Inc. * 1,022 6,091
CSG Systems International, Inc. 1,643 67,642
D-Wave Quantum, Inc. * (Canada)  2,655 3,027
Daily Journal Corp. * 54 21,302
Digimarc Corp. * 767 23,785
DigitalOcean Holdings, Inc. * 3,612 125,517
Diodes, Inc. * 267 19,205
Domo, Inc. Class B * 1,936 14,946
Donnelley Financial Solutions, Inc. * 919 54,791
eGain Corp. * 1,185 7,477
Enfusion, Inc. Class A * 2,644 22,527
Envestnet, Inc. * 2,604 162,984
Everbridge, Inc. * 2,297 80,372
EverCommerce, Inc. * 820 9,004
Everspin Technologies, Inc. * 801 4,798
Evolent Health, Inc. Class A * 6,347 121,355
ExlService Holdings, Inc. * 8,676 272,079
Fastly, Inc. Class A * 5,569 41,044
FormFactor, Inc. * 4,264 258,100
Freshworks, Inc. Class A * 11,244 142,686
GCT Semiconductor Holding, Inc. * 407 2,120
GigaCloud Technology, Inc. Class A * (Hong
Kong)  1,286 39,120
Golden Matrix Group, Inc. * 1,065 2,631
Grid Dynamics Holdings, Inc. * 2,294 24,110
Health Catalyst, Inc. * 300 1,917
Ibotta, Inc. Class A * 415 31,191
iLearningEngines Holdings, Inc. * 1,456 13,220
Impinj, Inc. * 1,241 194,552
Innodata, Inc. * 1,530 22,690
Insight Enterprises, Inc. * 1,534 304,284
Inspired Entertainment, Inc. * 1,218 11,145
Instructure Holdings, Inc. * 688 16,106
a Shares Value
Intapp, Inc. * 2,129 $ 78,070
Integral Ad Science Holding Corp. * 469 4,559
IonQ, Inc. * 10,933 76,859
Jamf Holding Corp. * 4,086 67,419
Kaltura, Inc. * 4,655 5,586
Kulicke & Soffa Industries, Inc. (Singapore)  3,039 149,488
Matterport, Inc. * 14,423 64,471
Maximus, Inc. 3,375 289,238
MaxLinear, Inc. * 4,062 81,809
MeridianLink, Inc. * 864 18,455
Mitek Systems, Inc. * 2,542 28,420
N-able, Inc. * 3,931 59,869
Navitas Semiconductor Corp. * 923 3,627
NCR Atleos Corp. * 3,963 107,080
NCR Voyix Corp. * 7,201 88,932
NextNav, Inc. * 4,126 33,462
Olo, Inc. Class A * 2,983 13,185
OneSpan, Inc. * 1,969 25,243
Ouster, Inc. * 417 4,099
PagerDuty, Inc. * 4,918 112,770
PAR Technology Corp. * 1,743 82,078
PDF Solutions, Inc. * 1,716 62,428
Photronics, Inc. * 1,143 28,198
Phreesia, Inc. * 2,857 60,568
Pitney Bowes, Inc. 2,627 13,345
PlayAGS, Inc. * 2,194 25,231
Porch Group, Inc. * 4,183 6,316
Power Integrations, Inc. 3,122 219,133
PowerSchool Holdings, Inc. Class A * 2,918 65,334
Privia Health Group, Inc. * 5,589 97,137
Progress Software Corp. 2,384 129,356
PROS Holdings, Inc. * 2,529 72,456
PubMatic, Inc. Class A * 2,306 46,835
Qualys, Inc. * 2,043 291,332
QuickLogic Corp. * 746 7,751
Rambus, Inc. * 5,984 351,620
Rapid7, Inc. * 3,408 147,328
Red Violet, Inc. * 625 15,875
Rekor Systems, Inc. * 3,511 5,442
ReposiTrak, Inc. 638 9,755
Rimini Street, Inc. * 388 1,191
Sapiens International Corp. NV (Israel)  1,709 57,986
Schrodinger, Inc. * 3,074 59,451
SEMrush Holdings, Inc. Class A * 1,995 26,713
Semtech Corp. * 3,564 106,492
Silicon Laboratories, Inc. * 1,753 193,934
Simulations Plus, Inc. 886 43,077
SiTime Corp. * 1,012 125,873
SkyWater Technology, Inc. * 1,479 11,314
SoundHound AI, Inc. Class A * 15,619 61,695
Sprout Social, Inc. Class A * 2,723 97,157
SPS Commerce, Inc. * 2,051 385,916
Synaptics, Inc. * 169 14,906
System1, Inc. * 1,452 2,207
Talkspace, Inc. * 6,761 15,550
Tenable Holdings, Inc. * 6,516 283,967
Ultra Clean Holdings, Inc. * 2,423 118,727
Varonis Systems, Inc. * 6,111 293,145
Veeco Instruments, Inc. * 2,573 120,185
Verra Mobility Corp. * 9,175 249,560
Vertex, Inc. Class A * 3,001 108,186
Viant Technology, Inc. Class A * 851 8,399
Weave Communications, Inc. * 2,168 19,555
WM Technology, Inc. * 4,393 4,569

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $2,196 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
WNS Holdings Ltd. * (India)  2,551 $ 133,928
Workiva, Inc. * 2,789 203,569
Yext, Inc. * 5,815 31,110
Zeta Global Holdings Corp. Class A * 9,061 159,927
Zuora, Inc. Class A * 7,222 71,714
11,417,882
Utilities - 0.5%
spacing
Ameresco, Inc. Class A * 592 17,056
American States Water Co. 1,168 84,762
California Water Service Group 847 41,071
Consolidated Water Co. Ltd. (Cayman)  173 4,591
Genie Energy Ltd. Class B  312 4,561
Global Water Resources, Inc. 580 7,018
MGE Energy, Inc. 861 64,334
Middlesex Water Co. 128 6,689
Otter Tail Corp. 1,023 89,605
York Water Co. 101 3,746
323,433
Total Common Stocks
    (Cost $63,021,773) 68,415,173
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Growth 3,877 1,017,829
a
Total Exchange-Traded Funds
    (Cost $1,008,041) 1,017,829
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$336,083; collateralized by U.S. Treasury
Obligations: 5.385% due 04/30/26 and
value $342,758) $ 335,945 335,945
a
Total Short-Term Investments
(Cost $335,945) 335,945
TOTAL INVESTMENTS - 99.7%
(Cost $64,367,246) 69,771,510
DERIVATIVES - 0.0% 4,877
OTHER ASSETS & LIABILITIES, NET - 0.3% 234,094
NET ASSETS - 100.0% $ 70,010,481
Consumer, Non-Cyclical 31 .8%
Industrial 19 .0%
Technology 16 .3%
Consumer, Cyclical 10 .0%
Financial 8 .8%
Communications 4 .1%
Energy 4 .0%
Basic Materials 3 .2%
Others (each less than 3.0%) 2 .5%
99 .7%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .3%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/24 111 $ 1,141,198 $ 1,146,075 $ 4,877
a

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 2,529 $ – $ 367 $ 2,162
Utilities 34 – – 34
Total Rights 2,563 – 367 2,196
Common Stocks
Basic Materials 2,247,652 2,247,652 – –
Communications 2,854,072 2,854,072 – –
Consumer, Cyclical 7,023,364 7,023,364 – –
Consumer, Non-Cyclical 22,260,411 22,259,429 982 –
Energy 2,790,162 2,790,162 – –
Financial 6,168,910 6,168,910 – –
Industrial 13,329,287 13,329,287 – –
Technology 11,417,882 11,417,882 – –
Utilities 323,433 323,433 – –
Total Common Stocks 68,415,173 68,414,191 982 –
Exchange-Traded Funds 1,017,829 1,017,829 – –
Short-Term Investments 335,945 – 335,945 –
Derivatives:
Equity Contracts
Futures 4,877 4,877 – –
Total $ 69,776,387 $ 69,436,897 $ 337,294 $ 2,196

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights* ± Ω 2,612 $ 1,646
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights* ± Ω 123 58
Contra Rights Pulse Bi* 78 884
Icosavax, Inc. - Contingent Value Rights* 1,865 578
Inhibrx, Inc.* ± Ω 767 828
OmniAb, Inc. $12.50 - Earn Out
Shares* ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out
Shares* ± Ω 588 –
3,994
Total Rights
    (Cost $2,872) 3,994
WARRANTS - 0.0%
Basic Materials - 0.0%
Danimer Scientific, Inc. Exercise @ $5.00
Exp 05/03/29 * 2,017 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 98.1%
Basic Materials - 3.8%
spacing
5E Advanced Materials, Inc. * 248 300
AdvanSix, Inc. 1,788 40,981
American Vanguard Corp. 1,470 12,642
Arcadium Lithium PLC * (Jersey)  75,390 253,310
Avient Corp. 6,369 278,007
Caledonia Mining Corp. PLC (South Africa)  978 9,506
Centrus Energy Corp. Class A * 286 12,226
Codexis, Inc. * 4,037 12,515
Coeur Mining, Inc. * 27,580 155,000
Commercial Metals Co. 8,072 443,879
Compass Minerals International, Inc. 2,410 24,895
Contango ORE, Inc. * 266 4,807
Dakota Gold Corp. * 2,075 5,291
Ecovyst, Inc. * 8,025 71,984
Encore Energy Corp. * (Canada)  3,436 13,538
Energy Fuels, Inc. * 11,238 68,102
Glatfelter Corp. * 591 821
Haynes International, Inc. 845 49,601
HB Fuller Co. 2,754 211,948
Hecla Mining Co. 40,366 195,775
i-80 Gold Corp. * (Canada)  17,250 18,630
Innospec, Inc. 267 32,999
Intrepid Potash, Inc. * 801 18,767
Kaiser Aluminum Corp. 46 4,043
Koppers Holdings, Inc. 1,434 53,044
Kronos Worldwide, Inc. 1,543 19,365
Lifezone Holdings Ltd. * (Isle of Man)  1,817 13,955
Mativ Holdings, Inc. 3,756 63,702
Metals Acquisition Ltd. Class A * (Jersey)  2,583 35,361
Minerals Technologies, Inc. 2,253 187,359
Novagold Resources, Inc. * (Canada)  16,932 58,585
Oil-Dri Corp. of America 274 17,561
Origin Materials, Inc. * 703 634
a Shares Value
Perimeter Solutions SA * 9,338 $ 73,117
Piedmont Lithium, Inc. * 1,022 10,200
Radius Recycling, Inc. 1,992 30,418
Rayonier Advanced Materials, Inc. * 4,362 23,729
Rogers Corp. * 1,299 156,672
Sensient Technologies Corp. 131 9,719
SSR Mining, Inc. (Canada)  14,107 63,623
Stepan Co. 1,328 111,499
Sylvamo Corp. 1,937 132,878
Trinseo PLC 208 480
Tronox Holdings PLC 8,411 131,969
Universal Stainless & Alloy Products, Inc. * 601 16,455
Ur-Energy, Inc. * 1,940 2,716
Valhi, Inc. 160 2,853
Worthington Steel, Inc. 2,282 76,128
3,231,589
Communications - 3.5%
spacing
1-800-Flowers.com, Inc. Class A * 1,636 15,575
1stdibs.com, Inc. * 1,348 6,053
ADTRAN Holdings, Inc. 5,579 29,346
Advantage Solutions, Inc. * 7,564 24,356
AMC Networks, Inc. Class A * 2,092 20,209
Anterix, Inc. * 69 2,732
Applied Digital Corp. * 2,119 12,608
AST SpaceMobile, Inc. * 8,201 95,214
ATN International, Inc. 701 15,983
Aviat Networks, Inc. * 779 22,350
BARK, Inc. * 8,330 15,077
Beyond, Inc. * 3,218 42,091
Blacksky Technology, Inc. * 8,137 8,707
Blade Air Mobility, Inc. * 4,409 15,343
Boston Omaha Corp. Class A * 1,533 20,634
Bumble, Inc. Class A * 6,170 64,847
Cable One, Inc. 394 139,476
Calix, Inc. * 1,080 38,264
Cars.com, Inc. * 4,561 89,852
Clear Channel Outdoor Holdings, Inc. * 22,009 31,033
Clearfield, Inc. * 871 33,586
CommScope Holding Co., Inc. * 15,044 18,504
Consolidated Communications Holdings,
Inc. * 5,310 23,364
Despegar.com Corp. * (Argentina)  3,716 49,163
DigitalBridge Group, Inc. 8,235 112,820
EchoStar Corp. Class A * 8,474 150,922
Entravision Communications Corp. Class A  3,664 7,438
ePlus, Inc. * 647 47,671
Eventbrite, Inc. Class A * 454 2,197
EW Scripps Co. Class A * 4,288 13,464
Extreme Networks, Inc. * 4,091 55,024
Figs, Inc. Class A * 8,553 45,587
fuboTV, Inc. * 19,397 24,052
Gannett Co., Inc. * 10,083 46,483
Globalstar, Inc. * 5,969 6,685
Gogo, Inc. * 2,638 25,378
Gray Television, Inc. 6,081 31,621
Groupon, Inc. * 808 12,362
HealthStream, Inc. 1,125 31,388
IDT Corp. Class B  337 12,105
iHeartMedia, Inc. Class A * 6,514 7,100
Innovid Corp. * (Israel)  6,711 12,415
Lands' End, Inc. * 1,067 14,501
Liberty Latin America Ltd. Class A * 2,759 26,514
Liberty Latin America Ltd. Class C * 8,941 86,012

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
LifeMD, Inc. * 946 $ 6,490
LiveOne, Inc. * 1,645 2,583
Lumen Technologies, Inc. * 70,931 78,024
Magnite, Inc. * 974 12,944
National CineMedia, Inc. * 4,967 21,805
NETGEAR, Inc. * 2,016 30,845
Nextdoor Holdings, Inc. * 12,180 33,860
Ooma, Inc. * 1,337 13,276
Opendoor Technologies, Inc. * 41,400 76,176
Pagaya Technologies Ltd. Class A * 2,831 36,124
Powerfleet, Inc. NJ * 6,468 29,559
Preformed Line Products Co. 145 18,058
RealReal, Inc. * 2,191 6,989
Ribbon Communications, Inc. * 6,385 21,007
RumbleON, Inc. Class B * 1,089 4,465
Scholastic Corp. 1,660 58,880
Shenandoah Telecommunications Co. 3,240 52,909
Shutterstock, Inc. 358 13,855
Sphere Entertainment Co. * 1,865 65,387
Spok Holdings, Inc. 1,204 17,831
Stagwell, Inc. * 5,143 35,075
Stitch Fix, Inc. Class A * 6,197 25,718
TEGNA, Inc. 12,434 173,330
Telephone & Data Systems, Inc. 6,884 142,705
Terran Orbital Corp. * 9,932 8,144
TrueCar, Inc. * 6,430 20,126
Urban One, Inc. (UONE) * 151 300
Urban One, Inc. (UONEK) * 200 300
Vacasa, Inc. Class A * 582 2,834
Viasat, Inc. * 8,476 107,645
Viavi Solutions, Inc. * 15,300 105,111
WideOpenWest, Inc. * 3,630 19,638
Ziff Davis, Inc. * 3,163 174,123
3,022,222
Consumer, Cyclical - 11.7%
spacing
A-Mark Precious Metals, Inc. 1,235 39,977
Academy Sports & Outdoors, Inc. 3,721 198,143
Adient PLC * 6,450 159,379
Aeva Technologies, Inc. * 1,925 4,851
Allegiant Travel Co. 1,079 54,198
AMC Entertainment Holdings, Inc. Class A * 17,897 89,127
American Axle & Manufacturing Holdings,
Inc. * 8,109 56,682
American Eagle Outfitters, Inc. 2,711 54,112
America's Car-Mart, Inc. * 420 25,288
Arhaus, Inc. 519 8,792
Arko Corp. 4,907 30,767
Asbury Automotive Group, Inc. * 1,408 320,841
Aurora Innovation, Inc. * 27,157 75,225
Bally's Corp. * 1,647 19,715
Beacon Roofing Supply, Inc. * 322 29,141
Beazer Homes USA, Inc. * 1,957 53,778
Big 5 Sporting Goods Corp. 102 302
Biglari Holdings, Inc. Class B * 44 8,509
BJ's Restaurants, Inc. * 664 23,041
Blink Charging Co. * 3,709 10,163
Bloomin' Brands, Inc. 2,697 51,863
BlueLinx Holdings, Inc. * 602 56,040
Brinker International, Inc. * 321 23,237
Caleres, Inc. 1,702 57,187
Canoo, Inc. * 4,185 8,914
Century Casinos, Inc. * 109 302
Century Communities, Inc. 1,747 142,660
a Shares Value
Chuy's Holdings, Inc. * 1,176 $ 30,482
Cinemark Holdings, Inc. * 1,613 34,873
Citi Trends, Inc. * 543 11,544
Clarus Corp. 1,653 11,125
Clean Energy Fuels Corp. * 11,394 30,422
Commercial Vehicle Group, Inc. * 2,378 11,652
Cooper-Standard Holdings, Inc. * 1,186 14,754
Cracker Barrel Old Country Store, Inc. 1,227 51,730
Daktronics, Inc. * 2,205 30,760
Dana, Inc. 9,288 112,571
Denny's Corp. * 884 6,276
Designer Brands, Inc. Class A  3,010 20,558
Destination XL Group, Inc. * 3,893 14,170
Dine Brands Global, Inc. 959 34,716
Douglas Dynamics, Inc. 205 4,797
El Pollo Loco Holdings, Inc. * 1,778 20,109
Empire Resorts, Inc. (Escrow) * ± Ω 81 –
Escalade, Inc. 744 10,260
Ethan Allen Interiors, Inc. 1,577 43,983
Everi Holdings, Inc. * 2,431 20,420
EVgo, Inc. * 6,619 16,217
Flexsteel Industries, Inc. 311 9,660
Foot Locker, Inc. 5,802 144,586
Forestar Group, Inc. * 1,201 38,420
Fox Factory Holding Corp. * 2,936 141,486
Full House Resorts, Inc. * 2,107 10,535
Funko, Inc. Class A * 2,107 20,564
G-III Apparel Group Ltd. * 2,848 77,095
Genesco, Inc. * 551 14,249
Global Business Travel Group I * 1,005 6,633
GMS, Inc. * 310 24,989
Golden Entertainment, Inc. 1,395 43,398
Goodyear Tire & Rubber Co. * 19,861 225,422
Green Brick Partners, Inc. * 1,558 89,180
Group 1 Automotive, Inc. 924 274,687
GrowGeneration Corp. * 3,595 7,729
H&E Equipment Services, Inc. 181 7,995
Hamilton Beach Brands Holding Co.
Class A  580 9,970
Haverty Furniture Cos., Inc. 952 24,076
Hawaiian Holdings, Inc. * 3,583 44,537
Hibbett, Inc. 171 14,913
HNI Corp. 1,797 80,901
Holley, Inc. * 1,751 6,269
Hooker Furnishings Corp. 712 10,310
Hovnanian Enterprises, Inc. Class A * 326 46,266
Hudson Technologies, Inc. * 2,441 21,456
Hyliion Holdings Corp. * 8,964 14,522
indie Semiconductor, Inc. Class A * (China)  7,820 48,249
Interface, Inc. 3,663 53,773
International Game Technology PLC 6,897 141,113
iRobot Corp. * 1,979 18,029
JAKKS Pacific, Inc. * 593 10,621
JetBlue Airways Corp. * 21,466 130,728
Johnson Outdoors, Inc. Class A  361 12,628
KB Home 4,062 285,071
La-Z-Boy, Inc. 2,967 110,610
Landsea Homes Corp. * 1,328 12,204
Leslie's, Inc. * 4,933 20,669
LGI Homes, Inc. * 1,333 119,290
Life Time Group Holdings, Inc. * 4,122 77,617
Lifetime Brands, Inc. 886 7,611
Lindblad Expeditions Holdings, Inc. * 792 7,643
Lions Gate Entertainment Corp. Class A * 4,356 41,033

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Lions Gate Entertainment Corp. Class B * 8,293 $ 71,071
Lovesac Co. * 462 10,432
M/I Homes, Inc. * 1,885 230,234
Madison Square Garden Entertainment
Corp. * 2,459 84,172
Malibu Boats, Inc. Class A * 1,388 48,635
Marcus Corp. 1,512 17,191
Marine Products Corp. 249 2,515
MarineMax, Inc. * 1,441 46,645
MasterCraft Boat Holdings, Inc. * 1,061 20,032
Meritage Homes Corp. 2,497 404,139
Methode Electronics, Inc. 2,250 23,287
Microvast Holdings, Inc. * 1,414 645
Miller Industries, Inc. 722 39,724
MillerKnoll, Inc. 5,024 133,086
Movado Group, Inc. 987 24,537
MRC Global, Inc. * 5,940 76,685
National Vision Holdings, Inc. * 5,078 66,471
Nu Skin Enterprises, Inc. Class A  3,588 37,817
ODP Corp. * 2,488 97,704
OneWater Marine, Inc. Class A * 799 22,028
OPENLANE, Inc. * 7,640 126,748
Oxford Industries, Inc. 319 31,948
Papa John's International, Inc. 645 30,302
PC Connection, Inc. 869 55,790
Peloton Interactive, Inc. Class A * 1,747 5,905
Petco Health & Wellness Co., Inc. * 5,670 21,433
Phinia, Inc. 3,185 125,362
Portillo's, Inc. Class A * 692 6,726
PriceSmart, Inc. 643 52,212
Purple Innovation, Inc. * 6,191 6,439
RCI Hospitality Holdings, Inc. 244 10,629
Red Rock Resorts, Inc. Class A  1,897 104,202
Reservoir Media, Inc. * 1,275 10,072
Resideo Technologies, Inc. * 10,235 200,197
REV Group, Inc. 825 20,534
Rocky Brands, Inc. 399 14,747
Rush Enterprises, Inc. Class A  4,262 178,450
Rush Enterprises, Inc. Class B  572 22,445
Sabre Corp. * 20,908 55,824
Sally Beauty Holdings, Inc. * 7,242 77,707
ScanSource, Inc. * 1,832 81,176
SES AI Corp. * 8,964 11,205
Shoe Carnival, Inc. 1,210 44,637
Shyft Group, Inc. 2,181 25,867
Signet Jewelers Ltd. (NYSE) 2,983 267,217
Six Flags Entertainment Corp. * 1,332 44,142
Skyline Champion Corp. * 1,955 132,451
SkyWest, Inc. * 2,781 228,237
Sleep Number Corp. * 1,516 14,508
Solid Power, Inc. * 11,207 18,492
Sonic Automotive, Inc. Class A  735 40,035
Sonos, Inc. * 918 13,550
Spirit Airlines, Inc. 7,684 28,123
Standard Motor Products, Inc. 1,486 41,207
Steelcase, Inc. Class A  6,576 85,225
Sun Country Airlines Holdings, Inc. * 1,355 17,019
Superior Group of Cos., Inc. 776 14,674
Taylor Morrison Home Corp. * 7,248 401,829
ThredUp, Inc. Class A * 5,266 8,952
Tile Shop Holdings, Inc. * 1,134 7,859
Tilly's, Inc. Class A * 1,303 7,857
Titan International, Inc. * 3,348 24,809
Titan Machinery, Inc. * 1,284 20,416
a Shares Value
Topgolf Callaway Brands Corp. * 9,871 $ 151,026
Traeger, Inc. * 2,493 5,983
Tri Pointe Homes, Inc. * 4,575 170,419
UniFirst Corp. 1,052 180,450
United Homes Group, Inc. * 53 302
United Parks & Resorts, Inc. * 200 10,862
Urban Outfitters, Inc. * 3,197 131,237
Vera Bradley, Inc. * 1,701 10,648
Victoria's Secret, Inc. * 4,190 74,037
Virco Mfg. Corp. 673 9,382
Vista Outdoor, Inc. * 4,062 152,934
VSE Corp. 804 70,977
Wabash National Corp. 3,066 66,961
Weyco Group, Inc. 379 11,491
Winmark Corp. 199 70,173
Winnebago Industries, Inc. 2,004 108,617
Xperi, Inc. * 3,214 26,387
Zumiez, Inc. * 1,102 21,467
10,107,952
Consumer, Non-Cyclical - 14.5%
spacing
2seventy bio, Inc. * 3,364 12,951
4D Molecular Therapeutics, Inc. * 1,242 26,070
89bio, Inc. * 5,656 45,305
Aadi Bioscience, Inc. * 206 301
Aaron's Co., Inc. 2,218 22,136
ABM Industries, Inc. 4,415 223,267
Absci Corp. * 1,669 5,141
Acacia Research Corp. * 2,482 12,435
ACCO Brands Corp. 6,596 31,001
Accolade, Inc. * 3,409 12,204
ACELYRIN, Inc. * 5,056 22,297
Achieve Life Sciences, Inc. * 927 4,357
Acrivon Therapeutics, Inc. * 834 4,837
Acumen Pharmaceuticals, Inc. * 3,006 7,275
AdaptHealth Corp. * 3,988 39,880
Adaptive Biotechnologies Corp. * 8,193 29,659
ADC Therapeutics SA * (Switzerland)  2,097 6,627
Addus HomeCare Corp. * 651 75,588
Adicet Bio, Inc. * 287 347
Adtalem Global Education, Inc. * 2,229 152,040
Adverum Biotechnologies, Inc. * 1,469 10,077
Agenus, Inc. * 1,279 21,423
Agios Pharmaceuticals, Inc. * 3,929 169,418
Akero Therapeutics, Inc. * 3,925 92,081
Aldeyra Therapeutics, Inc. * 3,152 10,433
Alico, Inc. 425 11,012
Alight, Inc. Class A * 33,217 245,141
Allogene Therapeutics, Inc. * 7,693 17,925
Altimmune, Inc. * 2,331 15,501
Alto Neuroscience, Inc. * 252 2,694
American Public Education, Inc. * 1,024 18,002
Amneal Pharmaceuticals, Inc. * 1,924 12,217
Anavex Life Sciences Corp. * 3,776 15,935
Andersons, Inc. 2,028 100,589
AngioDynamics, Inc. * 2,363 14,296
ANI Pharmaceuticals, Inc. * 361 22,988
Anika Therapeutics, Inc. * 809 20,492
Annexon, Inc. * 5,896 28,890
Applied Therapeutics, Inc. * 2,669 12,464
Aquestive Therapeutics, Inc. * 3,843 9,992
Arbutus Biopharma Corp. * 793 2,450
Arcturus Therapeutics Holdings, Inc. * 190 4,626
ArriVent Biopharma, Inc. * 335 6,214

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Artivion, Inc. * 671 $ 17,211
Astria Therapeutics, Inc. * 688 6,261
Atea Pharmaceuticals, Inc. * 5,131 16,984
Atossa Therapeutics, Inc. * 7,665 9,121
AtriCure, Inc. * 1,139 25,935
Aura Biosciences, Inc. * 3,128 23,648
Aurinia Pharmaceuticals, Inc. * (Canada)  2,671 15,251
Avanos Medical, Inc. * 3,073 61,214
Aveanna Healthcare Holdings, Inc. * 1,308 3,610
B&G Foods, Inc. 5,418 43,777
Barrett Business Services, Inc. 179 5,866
Beam Therapeutics, Inc. * 5,321 124,671
BioAtla, Inc. * 292 400
BioLife Solutions, Inc. * 219 4,693
Bioventus, Inc. Class A * 1,674 9,626
Black Diamond Therapeutics, Inc. * 875 4,078
Bluebird Bio, Inc. * 14,992 14,755
Bridgebio Pharma, Inc. * 3,707 93,898
BrightView Holdings, Inc. * 3,168 42,134
Brookdale Senior Living, Inc. * 1,973 13,476
C4 Therapeutics, Inc. * 4,174 19,284
Cabaletta Bio, Inc. * 2,373 17,750
Cal-Maine Foods, Inc. 2,687 164,203
Calavo Growers, Inc. 956 21,701
Cardiff Oncology, Inc. * 1,901 4,220
CareDx, Inc. * 2,743 42,599
Cargo Therapeutics, Inc. * 1,241 20,377
Caribou Biosciences, Inc. * 5,241 8,595
Carisma Therapeutics, Inc. * 399 606
Carriage Services, Inc. 206 5,529
Cass Information Systems, Inc. 161 6,451
Castle Biosciences, Inc. * 1,233 26,842
Celcuity, Inc. * 125 2,047
Celldex Therapeutics, Inc. * 843 31,199
Central Garden & Pet Co. * 607 23,369
Central Garden & Pet Co. Class A * 2,961 97,802
Century Therapeutics, Inc. * 3,176 8,099
CG oncology, Inc. * 632 19,952
Chegg, Inc. * 6,949 21,959
Cibus, Inc. * 1,056 10,402
Cimpress PLC * (Ireland)  419 36,709
Cogent Biosciences, Inc. * 458 3,861
Coherus Biosciences, Inc. * 5,788 10,013
Community Health Systems, Inc. * 4,073 13,685
Compass Therapeutics, Inc. * 7,663 7,663
CompoSecure, Inc. 106 721
Conduit Pharmaceuticals, Inc. * 2,019 2,140
Contineum Therapeutics, Inc. Class A * 167 2,941
Corbus Pharmaceuticals Holdings, Inc. * 289 13,077
CoreCivic, Inc. * 7,748 100,569
Cross Country Healthcare, Inc. * 2,311 31,984
Cullinan Therapeutics, Inc. * 339 5,912
Custom Truck One Source, Inc. * 960 4,176
Cutera, Inc. * 199 300
Cytek Biosciences, Inc. * 8,423 47,000
Cytokinetics, Inc. * 7,047 381,806
Day One Biopharmaceuticals, Inc. * 302 4,162
Deluxe Corp. 3,182 71,468
Denali Therapeutics, Inc. * 3,703 85,984
Design Therapeutics, Inc. * 2,117 7,092
Dianthus Therapeutics, Inc. * 1,550 40,114
Disc Medicine, Inc. * 1,017 45,836
Distribution Solutions Group, Inc. * 104 3,120
DLH Holdings Corp. * 253 2,672
a Shares Value
DocGo, Inc. * 5,539 $ 17,116
Dole PLC 5,201 63,660
Duckhorn Portfolio, Inc. * 3,473 24,658
Dynavax Technologies Corp. * 1,798 20,192
Edgewell Personal Care Co. 3,417 137,329
Editas Medicine, Inc. * 5,824 27,198
Eliem Therapeutics, Inc. * 497 3,534
Embecta Corp. 3,687 46,087
Emerald Holding, Inc. * 1,091 6,208
Enanta Pharmaceuticals, Inc. * 1,395 18,093
Enhabit, Inc. * 3,095 27,607
Enliven Therapeutics, Inc. * 148 3,459
Ennis, Inc. 1,672 36,600
Entrada Therapeutics, Inc. * 1,704 24,282
Erasca, Inc. * 7,844 18,512
Esperion Therapeutics, Inc. * 9,525 21,146
EyePoint Pharmaceuticals, Inc. * 1,913 16,643
Fate Therapeutics, Inc. * 7,048 23,117
Fennec Pharmaceuticals, Inc. * (Canada)  1,216 7,430
First Advantage Corp. 1,480 23,784
Foghorn Therapeutics, Inc. * 674 3,876
Forrester Research, Inc. * 801 13,681
Fresh Del Monte Produce, Inc. 2,404 52,527
Fulcrum Therapeutics, Inc. * 2,565 15,903
Fulgent Genetics, Inc. * 1,417 27,802
Galectin Therapeutics, Inc. * 1,114 2,518
GeneDx Holdings Corp. * 720 18,821
Genelux Corp. * 198 386
Generation Bio Co. * 3,826 10,789
GEO Group, Inc. * 8,724 125,277
Geron Corp. * 12,170 51,601
Graham Holdings Co. Class B  232 162,296
Green Dot Corp. Class A * 2,986 28,218
Gyre Therapeutics, Inc. * 471 5,619
Hackett Group, Inc. 49 1,064
Hain Celestial Group, Inc. * 6,405 44,259
Harvard Bioscience, Inc. * 1,933 5,509
Healthcare Services Group, Inc. * 5,114 54,106
Heidrick & Struggles International, Inc. 1,418 44,780
Helen of Troy Ltd. * 1,653 153,299
Herbalife Ltd. * 2,292 23,814
Heron Therapeutics, Inc. * 7,483 26,191
Hertz Global Holdings, Inc. * 8,669 30,602
HF Foods Group, Inc. * 3,152 9,456
HilleVax, Inc. * 1,752 25,334
Honest Co., Inc. * 3,298 9,630
I3 Verticals, Inc. Class A * 1,490 32,899
ICU Medical, Inc. * 1,486 176,463
ImmunityBio, Inc. * 2,269 14,340
Information Services Group, Inc. 2,419 7,112
Ingles Markets, Inc. Class A  990 67,924
Inhibrx Biosciences, Inc. * 191 2,706
Inmode Ltd. * 4,839 88,263
Innovage Holding Corp. * 776 3,849
Innoviva, Inc. * 3,405 55,842
Inogen, Inc. * 1,626 13,219
Inovio Pharmaceuticals, Inc. * 1,830 14,786
Inozyme Pharma, Inc. * 3,790 16,903
Integer Holdings Corp. * 707 81,864
Integra LifeSciences Holdings Corp. * 4,746 138,298
Intellia Therapeutics, Inc. * 6,728 150,573
Invivyd, Inc. * 5,807 6,388
Ironwood Pharmaceuticals, Inc. * 6,523 42,530
iTeos Therapeutics, Inc. * 1,830 27,157

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
John Wiley & Sons, Inc. Class A  1,221 $ 49,695
Kelly Services, Inc. Class A  2,244 48,044
Kodiak Sciences, Inc. * 2,208 5,189
Korn Ferry 3,662 245,867
Korro Bio, Inc. * 324 10,974
Laureate Education, Inc. 2,027 30,283
LENZ Therapeutics, Inc. 890 15,388
Lexicon Pharmaceuticals, Inc. * 5,000 8,400
Lifecore Biomedical, Inc. * 1,449 7,433
LifeStance Health Group, Inc. * 4,526 22,223
Ligand Pharmaceuticals, Inc. * 1,186 99,932
Limoneira Co. 1,102 22,933
Lincoln Educational Services Corp. * 1,859 22,048
LivaNova PLC * 3,576 196,036
Lyell Immunopharma, Inc. * 11,598 16,817
MacroGenics, Inc. * 734 3,120
MannKind Corp. * 4,235 22,107
MarketWise, Inc. 2,302 2,670
Marqeta, Inc. Class A * 4,821 26,419
Matthews International Corp. Class A  2,104 52,705
MaxCyte, Inc. * 7,271 28,502
Medifast, Inc. 753 16,430
MeiraGTx Holdings PLC * 655 2,758
Mersana Therapeutics, Inc. * 3,956 7,952
MiMedx Group, Inc. * 4,425 30,665
Mineralys Therapeutics, Inc. * 1,568 18,346
Mission Produce, Inc. * 2,772 27,387
Mister Car Wash, Inc. * 887 6,315
ModivCare, Inc. * 379 9,945
Monro, Inc. 2,059 49,128
Monte Rosa Therapeutics, Inc. * 2,279 8,523
Morphic Holding, Inc. * 2,778 94,646
Myriad Genetics, Inc. * 6,242 152,679
National HealthCare Corp. 864 93,658
Natural Grocers by Vitamin Cottage, Inc.
Class C  591 12,529
Nature's Sunshine Products, Inc. * 663 9,991
Nautilus Biotechnology, Inc. SPAC * 3,561 8,333
Nektar Therapeutics * 12,721 15,774
Neogen Corp. * 15,121 236,341
NeoGenomics, Inc. * 8,175 113,387
Neurogene, Inc. * 334 12,154
Nevro Corp. * 2,525 21,261
Nkarta, Inc. * 3,723 22,003
Novavax, Inc. * 2,271 28,751
Nurix Therapeutics, Inc. * 1,324 27,632
Nuvation Bio, Inc. * 12,642 36,915
Ocean Biomedical, Inc. * 246 300
Olaplex Holdings, Inc. * 9,458 14,565
Olema Pharmaceuticals, Inc. * 2,054 22,224
Omeros Corp. * 3,025 12,282
OmniAb, Inc. * 5,802 21,758
Omnicell, Inc. * 3,181 86,110
OPKO Health, Inc. * 23,052 28,815
Option Care Health, Inc. * 6,442 178,443
OraSure Technologies, Inc. * 5,111 21,773
Orchestra BioMed Holdings, Inc. * 854 6,960
Organogenesis Holdings, Inc. * 4,248 11,894
ORIC Pharmaceuticals, Inc. * 3,343 23,635
Orthofix Medical, Inc. * 2,402 31,851
OrthoPediatrics Corp. * 1,131 32,528
Owens & Minor, Inc. * 4,475 60,413
Pacific Biosciences of California, Inc. * 19,136 26,216
Pacira BioSciences, Inc. * 2,920 83,541
a Shares Value
Patterson Cos., Inc. 4,583 $ 110,542
Payoneer Global, Inc. * 387 2,144
Paysafe Ltd. * 2,325 41,106
Pediatrix Medical Group, Inc. * 5,660 42,733
PepGen, Inc. * 133 2,123
Perdoceo Education Corp. 4,042 86,580
Performant Financial Corp. * 2,037 5,907
Perspective Therapeutics, Inc. * 612 6,102
PetIQ, Inc. * 1,586 34,987
Phathom Pharmaceuticals, Inc. * 1,898 19,549
Phibro Animal Health Corp. Class A  1,062 17,810
Pliant Therapeutics, Inc. * 3,977 42,753
Poseida Therapeutics, Inc. * 4,514 13,181
Precigen, Inc. * 9,035 14,275
Prelude Therapeutics, Inc. * 765 2,915
Prestige Consumer Healthcare, Inc. * 3,428 236,018
Primo Water Corp. 9,716 212,392
PROG Holdings, Inc. 2,498 86,631
ProKidney Corp. * 963 2,369
Protalix BioTherapeutics, Inc. * 257 301
Prothena Corp. PLC * (Ireland)  1,268 26,172
PTC Therapeutics, Inc. * 1,285 39,295
Puma Biotechnology, Inc. * 1,924 6,272
Pyxis Oncology, Inc. * 3,447 11,410
Q32 Bio, Inc. * 454 8,149
Quad/Graphics, Inc. 916 4,992
Quanex Building Products Corp. 2,305 63,733
Quanterix Corp. * 2,245 29,656
Quantum-Si, Inc. * 6,137 6,444
Quipt Home Medical Corp. * 1,893 6,095
RAPT Therapeutics, Inc. * 2,178 6,643
REGENXBIO, Inc. * 3,228 37,768
Regulus Therapeutics, Inc. * 3,180 5,676
Relay Therapeutics, Inc. * 6,943 45,268
Repay Holdings Corp. * 6,369 67,257
Replimune Group, Inc. * 3,296 29,664
Resources Connection, Inc. 2,206 24,354
REVOLUTION Medicines, Inc. * 3,710 143,985
Rigel Pharmaceuticals, Inc. * 194 1,597
Sage Therapeutics, Inc. * 3,779 41,040
Savara, Inc. * 1,468 5,916
Scholar Rock Holding Corp. * 555 4,623
Scilex Holding Co. * 6,404 12,360
Select Medical Holdings Corp. 2,371 83,127
Seneca Foods Corp. Class A * 351 20,147
SI-BONE, Inc. * 527 6,814
SIGA Technologies, Inc. 838 6,360
Skye Bioscience, Inc. * 1,047 8,386
Solid Biosciences, Inc. * 1,481 8,397
Sonida Senior Living, Inc. * 113 3,108
SoundThinking, Inc. * 222 2,704
SpartanNash Co. 2,364 44,349
Spyre Therapeutics, Inc. * 2,209 51,934
Sterling Check Corp. * 933 13,808
StoneCo Ltd. Class A * (Brazil)  9,678 116,039
Strategic Education, Inc. 1,565 173,183
Supernus Pharmaceuticals, Inc. * 3,251 86,964
Surgery Partners, Inc. * 5,362 127,562
Surmodics, Inc. * 331 13,915
Sutro Biopharma, Inc. * 5,765 16,891
Tactile Systems Technology, Inc. * 1,628 19,438
Tejon Ranch Co. * 1,299 22,161
Teladoc Health, Inc. * 10,077 98,553
Tenaya Therapeutics, Inc. * 2,983 9,247

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Terns Pharmaceuticals, Inc. * 3,788 $ 25,796
Theravance Biopharma, Inc. * 2,489 21,107
Third Harmonic Bio, Inc. * 1,315 17,095
Tourmaline Bio, Inc. 1,604 20,627
Travere Therapeutics, Inc. * 5,107 41,980
TreeHouse Foods, Inc. * 3,383 123,953
Trevi Therapeutics, Inc. * 1,725 5,141
TrueBlue, Inc. * 1,987 20,466
TScan Therapeutics, Inc. * 1,001 5,856
Turning Point Brands, Inc. 147 4,717
United Natural Foods, Inc. * 4,129 54,090
Universal Corp. 1,674 80,670
UroGen Pharma Ltd. * 523 8,776
USANA Health Sciences, Inc. * 776 35,106
Utah Medical Products, Inc. 173 11,558
Utz Brands, Inc. 1,395 23,213
V2X, Inc. * 847 40,622
Vanda Pharmaceuticals, Inc. * 3,807 21,510
Varex Imaging Corp. * 2,532 37,296
Vector Group Ltd. 8,722 92,192
Ventyx Biosciences, Inc. * 4,310 9,956
Veracyte, Inc. * 5,393 116,866
Veru, Inc. * 3,125 2,629
Verve Therapeutics, Inc. * 4,985 24,327
Village Super Market, Inc. Class A  537 14,182
Vir Biotechnology, Inc. * 6,280 55,892
Viridian Therapeutics, Inc. * 1,172 15,248
Voyager Therapeutics, Inc. * 3,183 25,178
Waldencast PLC Class A * 1,186 4,258
WaVe Life Sciences Ltd. * 832 4,152
Weis Markets, Inc. 1,137 71,369
Werewolf Therapeutics, Inc. * 1,685 4,111
Whole Earth Brands, Inc. * 2,125 10,328
Willdan Group, Inc. * 883 25,475
XBiotech, Inc. * 1,338 6,877
Xencor, Inc. * 2,244 42,479
XOMA Corp. * 226 5,354
Zentalis Pharmaceuticals, Inc. * 4,022 16,450
Zevra Therapeutics, Inc. * 1,390 6,811
Zimvie, Inc. * 1,922 35,077
Zymeworks, Inc. * 4,070 34,636
12,495,203
Energy - 8.7%
spacing
Aemetis, Inc. * 2,687 8,088
Amplify Energy Corp. * 2,438 16,530
Arch Resources, Inc. 1,224 186,330
Aris Water Solutions, Inc. Class A  1,715 26,874
Berry Corp. 3,781 24,425
Borr Drilling Ltd. * (Mexico)  16,409 105,838
Bristow Group, Inc. * 1,711 57,370
California Resources Corp. 4,797 255,296
CNX Resources Corp. * 10,444 253,789
Comstock Resources, Inc. 6,483 67,294
CONSOL Energy, Inc. 2,043 208,447
Crescent Energy Co. Class A  4,484 53,135
CVR Energy, Inc. 404 10,815
Delek U.S. Holdings, Inc. 3,361 83,218
Diamond Offshore Drilling, Inc. * 7,127 110,397
Diversified Energy Co. PLC ~ 3,022 40,767
DMC Global, Inc. * 893 12,877
DNOW, Inc. * 7,506 103,057
Dril-Quip, Inc. * 2,311 42,985
Energy Vault Holdings, Inc. * 6,890 6,543
a Shares Value
Equitrans Midstream Corp. 22,875 $ 296,917
Evolution Petroleum Corp. 1,194 6,292
Excelerate Energy, Inc. Class A  1,190 21,944
Expro Group Holdings NV * 6,602 151,318
Forum Energy Technologies, Inc. * 623 10,504
Freyr Battery, Inc. * (Norway)  7,678 13,053
FuelCell Energy, Inc. * 30,290 19,349
FutureFuel Corp. 1,658 8,506
Geospace Technologies Corp. * 835 7,498
Golar LNG Ltd. (Cameroon)  6,842 214,497
Granite Ridge Resources, Inc. 3,331 21,085
Green Plains, Inc. * 3,196 50,689
Gulfport Energy Corp. * 438 66,138
Hallador Energy Co. * 1,777 13,807
Helix Energy Solutions Group, Inc. * 8,367 99,902
Helmerich & Payne, Inc. 6,788 245,318
HighPeak Energy, Inc. 943 13,259
Kinetik Holdings, Inc. 2,398 99,373
Kodiak Gas Services, Inc. 1,095 29,850
Liberty Energy, Inc. 10,644 222,353
Magnolia Oil & Gas Corp. Class A  840 21,286
Mammoth Energy Services, Inc. * 1,483 4,864
Matrix Service Co. * 1,864 18,510
Murphy Oil Corp. 10,174 419,576
Nabors Industries Ltd. * 450 32,022
NACCO Industries, Inc. Class A  288 7,969
Natural Gas Services Group, Inc. * 576 11,589
Newpark Resources, Inc. * 5,816 48,331
Noble Corp. PLC 1,714 76,530
Northern Oil & Gas, Inc. 6,523 242,460
Oil States International, Inc. * 3,918 17,396
Par Pacific Holdings, Inc. * 4,116 103,929
Patterson-UTI Energy, Inc. 27,868 288,712
PBF Energy, Inc. Class A  7,241 333,231
Peabody Energy Corp. 8,919 197,288
Plug Power, Inc. * 40,423 94,186
PrimeEnergy Resources Corp. * 40 4,254
ProFrac Holding Corp. Class A * 1,647 12,204
ProPetro Holding Corp. * 6,400 55,488
Ranger Energy Services, Inc. 1,024 10,772
REX American Resources Corp. * 841 38,341
Riley Exploration Permian, Inc. 638 18,062
Ring Energy, Inc. * 9,841 16,631
RPC, Inc. 5,757 35,981
SandRidge Energy, Inc. 2,118 27,386
SEACOR Marine Holdings, Inc. * 1,566 21,125
Seadrill Ltd. * (Norway)  3,676 189,314
Select Water Solutions, Inc. 6,378 68,245
SilverBow Resources, Inc. * 1,341 50,730
Sitio Royalties Corp. Class A  5,668 133,821
SM Energy Co. 6,686 289,036
Solaris Oilfield Infrastructure, Inc. Class A  1,693 14,526
SolarMax Technology, Inc. * 563 1,852
Stem, Inc. * 11,358 12,607
SunCoke Energy, Inc. 5,858 57,408
Sunnova Energy International, Inc. * 7,488 41,783
SunPower Corp. * 6,101 18,059
Sunrun, Inc. * 15,188 180,130
Talos Energy, Inc. * 10,278 124,878
Tellurian, Inc. * 3,538 2,450
TPI Composites, Inc. * 3,163 12,620
Transocean Ltd. * 51,033 273,027
U.S. Silica Holdings, Inc. * 5,298 81,854
VAALCO Energy, Inc. 6,691 41,953

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Valaris Ltd. * 1,588 $ 118,306
Vital Energy, Inc. * 2,001 89,685
Vitesse Energy, Inc. 1,705 40,409
Warrior Met Coal, Inc. 3,605 226,286
7,512,829
Financial - 36.4%
spacing
1st Source Corp. 1,357 72,762
Acadia Realty Trust REIT 7,165 128,397
ACNB Corp. 657 23,829
AFC Gamma, Inc. REIT 977 11,919
AG Mortgage Investment Trust, Inc. REIT 1,559 10,352
Alerus Financial Corp. 1,428 28,003
Alexander & Baldwin, Inc. REIT 5,269 89,362
Alpine Income Property Trust, Inc. REIT 850 13,226
AlTi Global, Inc. * 2,370 12,348
Amalgamated Financial Corp. 1,405 38,497
Ambac Financial Group, Inc. * 3,050 39,101
Amerant Bancorp, Inc. 2,256 51,211
American Assets Trust, Inc. REIT 3,405 76,204
American Coastal Insurance Corp.
Class C * 1,041 10,983
American Healthcare REIT, Inc. 4,576 66,855
American Realty Investors, Inc. * 146 2,073
Ameris Bancorp 4,573 230,251
AMERISAFE, Inc. 851 37,350
Ames National Corp. 769 15,757
Angel Oak Mortgage, Inc. REIT 642 8,410
Anywhere Real Estate, Inc. * 7,150 23,667
Apartment Investment & Management Co.
Class A REIT * 5,509 45,670
Apollo Commercial Real Estate Finance,
Inc. REIT 10,066 98,546
Apple Hospitality REIT, Inc. 16,119 234,370
Arbor Realty Trust, Inc. REIT 11,438 164,135
ARES Commercial Real Estate Corp. REIT 3,655 24,306
Armada Hoffler Properties, Inc. REIT 4,399 48,785
ARMOUR Residential REIT, Inc. 3,400 65,892
Arrow Financial Corp. 1,263 32,901
AssetMark Financial Holdings, Inc. * 848 29,298
Associated Banc-Corp. 10,605 224,296
Atlantic Union Bankshares Corp. 5,562 182,712
Atlanticus Holdings Corp. * 403 11,357
Axos Financial, Inc. * 3,390 193,739
Banc of California, Inc. 9,988 127,647
BancFirst Corp. 1,261 110,590
Banco Latinoamericano de Comercio
Exterior SA (Panama)  2,041 60,556
Bank First Corp. 730 60,291
Bank of Hawaii Corp. 2,445 139,878
Bank of Marin Bancorp 1,345 21,776
Bank of NT Butterfield & Son Ltd.
(Bermuda)  3,351 117,687
Bank7 Corp. 336 10,517
BankUnited, Inc. 4,640 135,813
Bankwell Financial Group, Inc. 562 14,258
Banner Corp. 2,154 106,925
Bar Harbor Bankshares 1,204 32,364
BayCom Corp. 955 19,434
BCB Bancorp, Inc. 1,252 13,309
Berkshire Hills Bancorp, Inc. 2,636 60,101
BGC Group, Inc. Class A  13,484 111,917
Bit Digital, Inc. * (China)  8,217 26,130
a Shares Value
Blackstone Mortgage Trust, Inc.
Class A REIT 12,194 $ 212,419
Blue Foundry Bancorp * 1,866 16,925
Braemar Hotels & Resorts, Inc. REIT 4,221 10,764
Brandywine Realty Trust REIT 11,788 52,810
Bread Financial Holdings, Inc. 3,102 138,225
Bridgewater Bancshares, Inc. * 1,606 18,646
BrightSpire Capital, Inc. REIT 9,573 54,566
Broadstone Net Lease, Inc. REIT 13,170 209,008
Brookfield Business Corp. Class A (Canada)  1,814 37,042
Brookline Bancorp, Inc. 5,593 46,702
BRT Apartments Corp. REIT 754 13,172
Burford Capital Ltd. 13,961 182,191
Burke & Herbert Financial Services Corp. 932 47,513
Business First Bancshares, Inc. 1,876 40,822
Byline Bancorp, Inc. 2,345 55,670
C&F Financial Corp. 18 868
Cadence Bank 11,419 322,929
California BanCorp * 638 13,717
Cambridge Bancorp 579 39,951
Camden National Corp. 1,141 37,653
Cannae Holdings, Inc. 4,143 75,154
Capital Bancorp, Inc. 790 16,195
Capital City Bank Group, Inc. 1,075 30,573
Capitol Federal Financial, Inc. 8,309 45,616
CareTrust REIT, Inc. 8,747 219,550
Carter Bankshares, Inc. * 1,856 28,063
Cathay General Bancorp 4,324 163,101
CBL & Associates Properties, Inc. REIT 513 11,994
Centerspace REIT 1,050 71,011
Central Pacific Financial Corp. 1,693 35,892
Chatham Lodging Trust REIT 3,520 29,990
Chemung Financial Corp. 319 15,312
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,064 16,343
Chimera Investment Corp. REIT 5,623 71,974
ChoiceOne Financial Services, Inc. 584 16,732
Cipher Mining, Inc. * 3,940 16,351
Citizens & Northern Corp. 1,200 21,468
Citizens Financial Services, Inc. 309 13,892
City Holding Co. 855 90,844
City Office REIT, Inc. 3,018 15,030
Civista Bancshares, Inc. 1,266 19,610
Claros Mortgage Trust, Inc. REIT 6,146 49,291
CNB Financial Corp. 1,649 33,656
CNO Financial Group, Inc. 7,401 205,156
Codorus Valley Bancorp, Inc. 707 16,996
Colony Bankcorp, Inc. 1,500 18,375
Columbia Financial, Inc. * 2,015 30,165
Community Financial System, Inc. 3,327 157,068
Community Healthcare Trust, Inc. REIT 1,708 39,950
Community Trust Bancorp, Inc. 1,168 50,995
Community West Bancshares 1,289 23,847
Compass Diversified Holdings 4,819 105,488
ConnectOne Bancorp, Inc. 2,753 52,004
Consumer Portfolio Services, Inc. * 748 7,330
COPT Defense Properties REIT 7,952 199,039
Core Scientific, Inc. * 2,672 24,850
CrossFirst Bankshares, Inc. * 3,457 48,467
CTO Realty Growth, Inc. REIT 1,497 26,138
Cushman & Wakefield PLC * 9,197 95,649
Customers Bancorp, Inc. * 2,058 98,743
CVB Financial Corp. 9,205 158,694
Diamond Hill Investment Group, Inc. 58 8,164

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
DiamondRock Hospitality Co. REIT 14,975 $ 126,539
Dime Community Bancshares, Inc. 2,466 50,306
Diversified Healthcare Trust REIT 15,808 48,214
Donegal Group, Inc. Class A  1,252 16,126
Douglas Emmett, Inc. REIT 8,430 112,203
Dynex Capital, Inc. REIT 4,367 52,142
Eagle Bancorp, Inc. 1,865 35,248
Easterly Government Properties, Inc. REIT 6,651 82,273
Eastern Bankshares, Inc. 11,107 155,276
Ellington Financial, Inc. REIT 5,718 69,073
Elme Communities REIT 6,168 98,256
Empire State Realty Trust, Inc.
Class A REIT 9,479 88,913
Employers Holdings, Inc. 1,614 68,805
Enact Holdings, Inc. 2,167 66,440
Encore Capital Group, Inc. * 1,729 72,151
Enova International, Inc. * 1,768 110,058
Enstar Group Ltd. * 893 272,990
Enterprise Bancorp, Inc. 862 21,447
Enterprise Financial Services Corp. 2,679 109,598
Equity Bancshares, Inc. Class A  1,134 39,917
Equity Commonwealth REIT * 7,183 139,350
Esquire Financial Holdings, Inc. 139 6,616
ESSA Bancorp, Inc. 654 11,504
Essent Group Ltd. 7,320 411,311
Essential Properties Realty Trust, Inc. REIT 12,187 337,702
F&G Annuities & Life, Inc. 1,084 41,246
Farmers & Merchants Bancorp, Inc. 963 22,361
Farmers National Banc Corp. 2,882 35,996
Farmland Partners, Inc. REIT 2,951 34,025
FB Financial Corp. 2,580 100,697
Federal Agricultural Mortgage Corp. Class C  95 17,178
Fidelis Insurance Holdings Ltd. (United
Kingdom)  3,442 56,139
Fidelity D&D Bancorp, Inc. 366 16,031
Financial Institutions, Inc. 1,188 22,952
First BanCorp 9,628 176,096
First Bancorp, Inc. 920 22,862
First Bancorp/Southern Pines NC 2,783 88,833
First Bancshares, Inc. 2,305 59,884
First Bank 1,783 22,715
First Busey Corp. 3,884 94,032
First Business Financial Services, Inc. 636 23,526
First Commonwealth Financial Corp. 6,262 86,478
First Community Bankshares, Inc. 1,310 48,260
First Financial Bancorp 5,896 131,009
First Financial Corp. 872 32,159
First Financial Northwest, Inc. 522 11,030
First Foundation, Inc. 3,343 21,897
First Internet Bancorp 421 11,375
First Interstate BancSystem, Inc. Class A  5,517 153,207
First Merchants Corp. 4,181 139,185
First Mid Bancshares, Inc. 1,722 56,619
First of Long Island Corp. 1,710 17,134
First Western Financial, Inc. * 482 8,194
Five Star Bancorp 1,290 30,509
Flushing Financial Corp. 1,781 23,420
Forge Global Holdings, Inc. * 8,400 12,264
Four Corners Property Trust, Inc. REIT 6,540 161,342
Franklin BSP Realty Trust, Inc. REIT 5,534 69,728
Franklin Street Properties Corp. REIT 6,892 10,545
FRP Holdings, Inc. * 870 24,812
FS Bancorp, Inc. 522 19,027
FTAI Infrastructure, Inc. 7,089 61,178
a Shares Value
Fulton Financial Corp. 10,489 $ 178,103
FVCBankcorp, Inc. * 1,317 14,382
GCM Grosvenor, Inc. Class A  811 7,915
Genworth Financial, Inc. Class A * 27,865 168,305
German American Bancorp, Inc. 2,103 74,341
Getty Realty Corp. REIT 3,464 92,350
Glacier Bancorp, Inc. 8,027 299,568
Gladstone Commercial Corp. REIT 2,446 34,904
Gladstone Land Corp. REIT 2,119 29,009
Global Medical REIT, Inc. 4,102 37,246
Global Net Lease, Inc. REIT 14,162 104,091
GoHealth, Inc. Class A * 282 2,741
Granite Point Mortgage Trust, Inc. REIT 3,299 9,798
Great Southern Bancorp, Inc. 677 37,648
Greenlight Capital Re Ltd. Class A * 2,121 27,785
Guaranty Bancshares, Inc. 665 20,974
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  1,251 20,829
Hancock Whitney Corp. 6,028 288,319
Hanmi Financial Corp. 1,913 31,985
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 7,839 232,034
HarborOne Bancorp, Inc. 3,139 34,937
HBT Financial, Inc. 999 20,400
Heartland Financial USA, Inc. 3,041 135,172
Heritage Commerce Corp. 4,438 38,611
Heritage Financial Corp. 2,073 37,376
Heritage Insurance Holdings, Inc. * 1,703 12,057
Hilltop Holdings, Inc. 3,375 105,570
Hingham Institution For Savings 121 21,644
Hippo Holdings, Inc. * 1,416 24,341
Home Bancorp, Inc. 582 23,286
Home BancShares, Inc. 13,264 317,805
HomeStreet, Inc. 1,169 13,327
HomeTrust Bancshares, Inc. 1,172 35,195
Hope Bancorp, Inc. 7,156 76,855
Horace Mann Educators Corp. 2,539 82,822
Horizon Bancorp, Inc. 3,364 41,613
Hudson Pacific Properties, Inc. REIT 9,515 45,767
Hut 8 Corp. * (Canada)  5,590 83,794
Independence Realty Trust, Inc. REIT 15,733 294,836
Independent Bank Corp. 2,726 138,263
Independent Bank Corp. MI 1,553 41,931
Independent Bank Group, Inc. 2,519 114,665
Industrial Logistics Properties Trust REIT 4,493 16,534
Innovative Industrial Properties, Inc. REIT 1,985 216,802
International Bancshares Corp. 3,830 219,114
InvenTrust Properties Corp. REIT 4,793 118,675
Invesco Mortgage Capital, Inc. REIT 3,646 34,163
Investar Holding Corp. 781 12,027
Investors Title Co. 88 15,851
Jackson Financial, Inc. Class A  4,979 369,741
James River Group Holdings Ltd. 2,243 17,338
JBG SMITH Properties REIT 5,889 89,689
John Marshall Bancorp, Inc. 944 16,463
Kearny Financial Corp. 4,365 26,845
Kennedy-Wilson Holdings, Inc. 8,034 78,090
Kite Realty Group Trust REIT 15,151 339,079
KKR Real Estate Finance Trust, Inc. REIT 3,009 27,231
Ladder Capital Corp. REIT 8,249 93,131
Lakeland Financial Corp. 1,441 88,650
LCNB Corp. 1,040 14,466
Legacy Housing Corp. * 660 15,140
Lemonade, Inc. * 695 11,467

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
LendingClub Corp. * 7,961 $ 67,350
LendingTree, Inc. * 80 3,327
LINKBANCORP, Inc. 1,646 10,074
Live Oak Bancshares, Inc. 431 15,111
LTC Properties, Inc. REIT 3,008 103,776
LXP Industrial Trust REIT 20,343 185,528
Macatawa Bank Corp. 1,892 27,623
Macerich Co. REIT 15,298 236,201
Maiden Holdings Ltd. * 5,999 12,358
Marathon Digital Holdings, Inc. * 3,481 69,098
Marcus & Millichap, Inc. 1,731 54,561
Maui Land & Pineapple Co., Inc. * 97 2,139
MBIA, Inc. * 3,155 17,321
Medallion Financial Corp. 1,464 11,244
Mercantile Bank Corp. 1,206 48,927
Merchants Bancorp 1,288 52,216
Mercury General Corp. 1,708 90,763
Metrocity Bankshares, Inc. 1,294 34,162
Metropolitan Bank Holding Corp. * 774 32,578
MFA Financial, Inc. REIT 7,231 76,938
Mid Penn Bancorp, Inc. 1,224 26,867
Middlefield Banc Corp. 559 13,444
Midland States Bancorp, Inc. 1,460 33,069
MidWestOne Financial Group, Inc. 1,209 27,190
Mr Cooper Group, Inc. * 2,861 232,399
MVB Financial Corp. 866 16,142
National Bank Holdings Corp. Class A  2,277 88,917
National Bankshares, Inc. 506 14,310
National Health Investors, Inc. REIT 2,961 200,549
National Western Life Group, Inc. Class A  165 81,995
Navient Corp. 5,896 85,846
NB Bancorp, Inc. * 2,992 45,119
NBT Bancorp, Inc. 2,664 102,830
Nelnet, Inc. Class A  1,047 105,600
NET Lease Office Properties REIT 1,030 25,359
NETSTREIT Corp. REIT 4,049 65,189
New York Community Bancorp, Inc. 53,169 171,204
New York Mortgage Trust, Inc. REIT 6,601 38,550
Newmark Group, Inc. Class A  9,880 101,072
NewtekOne, Inc. 1,818 22,852
NexPoint Diversified Real Estate Trust REIT 2,675 14,793
Nexpoint Real Estate Finance, Inc. REIT 597 8,191
NexPoint Residential Trust, Inc. REIT 1,585 62,623
NI Holdings, Inc. * 512 7,834
Nicolet Bankshares, Inc. 763 63,360
NMI Holdings, Inc. Class A * 5,226 177,893
Northeast Bank 537 32,682
Northeast Community Bancorp, Inc. 959 17,089
Northfield Bancorp, Inc. 3,037 28,791
Northrim BanCorp, Inc. 442 25,477
Northwest Bancshares, Inc. 7,954 91,869
Norwood Financial Corp. 610 15,482
Oak Valley Bancorp 566 14,133
OceanFirst Financial Corp. 4,274 67,914
Offerpad Solutions, Inc. * 728 3,218
OFG Bancorp 2,887 108,118
Old National Bancorp 22,102 379,933
Old Second Bancorp, Inc. 3,320 49,169
One Liberty Properties, Inc. REIT 1,043 24,490
Onity Group, Inc. * 525 12,590
Orange County Bancorp, Inc. 403 21,311
Orchid Island Capital, Inc. REIT 3,759 31,350
Origin Bancorp, Inc. 2,177 69,054
Orion Office REIT, Inc. 3,770 13,534
a Shares Value
Orrstown Financial Services, Inc. 703 $ 19,234
Outfront Media, Inc. REIT 6,368 91,062
Pacific Premier Bancorp, Inc. 5,881 135,087
Pagseguro Digital Ltd. Class A * (Brazil)  6,432 75,190
Paramount Group, Inc. REIT 13,062 60,477
Park National Corp. 1,031 146,753
Parke Bancorp, Inc. 997 17,348
Pathward Financial, Inc. 1,087 61,492
PCB Bancorp 969 15,775
Peakstone Realty Trust REIT 2,477 26,256
Peapack-Gladstone Financial Corp. 1,323 29,966
Pebblebrook Hotel Trust REIT 8,299 114,111
PennyMac Financial Services, Inc. 880 83,248
PennyMac Mortgage Investment Trust REIT 6,302 86,653
Peoples Bancorp of North Carolina, Inc. 364 10,629
Peoples Bancorp, Inc. 2,546 76,380
Peoples Financial Services Corp. 521 23,726
Phillips Edison & Co., Inc. REIT 7,294 238,587
Piedmont Office Realty Trust, Inc.
Class A REIT 8,720 63,220
Pioneer Bancorp, Inc. * 681 6,817
Plumas Bancorp 435 15,651
Plymouth Industrial REIT, Inc. 2,768 59,180
Ponce Financial Group, Inc. * 1,319 12,056
Postal Realty Trust, Inc. Class A REIT 613 8,171
PotlatchDeltic Corp. REIT 5,599 220,545
PRA Group, Inc. * 2,616 51,431
Preferred Bank 577 43,558
Premier Financial Corp. 2,671 54,649
Primis Financial Corp. 1,800 18,864
Princeton Bancorp, Inc. 405 13,406
ProAssurance Corp. * 3,176 38,811
Provident Bancorp, Inc. * 1,124 11,454
Provident Financial Services, Inc. 8,003 114,843
QCR Holdings, Inc. 1,211 72,660
Radian Group, Inc. 9,650 300,115
RBB Bancorp 1,418 26,673
RE/MAX Holdings, Inc. Class A  1,141 9,242
Ready Capital Corp. REIT 11,370 93,007
Red River Bancshares, Inc. 362 17,372
Redwood Trust, Inc. REIT 9,380 60,876
Regional Management Corp. 570 16,382
Renasant Corp. 3,449 105,332
Republic Bancorp, Inc. Class A  651 34,900
Retail Opportunity Investments Corp. REIT 8,761 108,899
Riot Platforms, Inc. * 16,410 149,987
RLJ Lodging Trust REIT 10,889 104,861
RMR Group, Inc. Class A  1,065 24,069
Roadzen, Inc. * 1,099 2,440
S&T Bancorp, Inc. 2,367 79,034
Sabra Health Care REIT, Inc. 16,344 251,698
Safehold, Inc. REIT 3,738 72,106
Safety Insurance Group, Inc. 897 67,302
Sandy Spring Bancorp, Inc. 3,232 78,732
Seacoast Banking Corp. of Florida 5,468 129,264
Selective Insurance Group, Inc. 674 63,241
Selectquote, Inc. * 9,548 26,352
Service Properties Trust REIT 11,757 60,431
ServisFirst Bancshares, Inc. 2,528 159,744
Seven Hills Realty Trust REIT 1,053 13,352
Shore Bancshares, Inc. 2,236 25,602
Sierra Bancorp 1,090 24,394
Silvercrest Asset Management Group, Inc.
Class A  873 13,610

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Simmons First National Corp. Class A  8,100 $ 142,398
SiriusPoint Ltd. * (Bermuda)  6,569 80,142
SITE Centers Corp. REIT 13,485 195,533
Skyward Specialty Insurance Group, Inc. * 2,047 74,060
SL Green Realty Corp. REIT 4,615 261,394
SmartFinancial, Inc. 1,292 30,582
South Plains Financial, Inc. 978 26,406
Southern California Bancorp * 878 11,827
Southern First Bancshares, Inc. * 604 17,661
Southern Missouri Bancorp, Inc. 752 33,848
Southern States Bancshares, Inc. 642 17,424
Southside Bancshares, Inc. 1,998 55,165
SouthState Corp. 5,338 407,930
Star Holdings * 1,069 12,892
Stellar Bancorp, Inc. 3,604 82,748
Sterling Bancorp, Inc. * 1,712 8,954
Stewart Information Services Corp. 1,677 104,108
Stock Yards Bancorp, Inc. 1,866 92,684
StoneX Group, Inc. * 1,772 133,449
Stratus Properties, Inc. * 461 11,626
Summit Hotel Properties, Inc. REIT 7,302 43,739
Sunstone Hotel Investors, Inc. REIT 14,407 150,697
SWK Holdings Corp. * 373 6,337
Tanger, Inc. REIT 4,650 126,062
Terawulf, Inc. * 1,128 5,020
Terreno Realty Corp. REIT 6,625 392,068
Texas Capital Bancshares, Inc. * 3,291 201,212
Third Coast Bancshares, Inc. * 861 18,313
Timberland Bancorp, Inc. 641 17,365
Tiptree, Inc. 1,442 23,779
Tompkins Financial Corp. 954 46,651
Towne Bank 5,038 137,386
TPG RE Finance Trust, Inc. REIT 4,103 35,450
TriCo Bancshares 2,335 92,396
Triumph Financial, Inc. * 184 15,042
TrustCo Bank Corp. 1,157 33,287
Trustmark Corp. 3,860 115,954
Two Harbors Investment Corp. REIT 7,244 95,693
UMB Financial Corp. 3,166 264,108
UMH Properties, Inc. REIT 3,791 60,618
United Bankshares, Inc. 9,184 297,929
United Community Banks, Inc. 7,397 188,328
United Fire Group, Inc. 1,601 34,405
Uniti Group, Inc. REIT 17,104 49,944
Unity Bancorp, Inc. 626 18,511
Universal Health Realty Income Trust REIT 98 3,836
Universal Insurance Holdings, Inc. 1,437 26,958
Univest Financial Corp. 2,201 50,249
Urban Edge Properties REIT 8,473 156,496
USCB Financial Holdings, Inc. 630 8,083
Valley National Bancorp 29,981 209,267
Velocity Financial, Inc. * 744 13,340
Veris Residential, Inc. REIT 5,530 82,950
Veritex Holdings, Inc. 3,201 67,509
Virginia National Bankshares Corp. 378 12,398
Virtus Investment Partners, Inc. 100 22,585
WaFd, Inc. 4,794 137,013
Walker & Dunlop, Inc. 655 64,321
Washington Trust Bancorp, Inc. 1,337 36,647
Waterstone Financial, Inc. 1,417 18,123
WesBanco, Inc. 4,155 115,966
West BanCorp, Inc. 1,366 24,451
Westamerica BanCorp 1,326 64,351
Whitestone REIT 3,496 46,532
a Shares Value
World Acceptance Corp. * 42 $ 5,190
WSFS Financial Corp. 3,819 179,493
Xenia Hotels & Resorts, Inc. REIT 7,277 104,279
31,329,768
Industrial - 11.8%
spacing
908 Devices, Inc. * 1,572 8,096
AAR Corp. * 1,935 140,675
AerSale Corp. * 2,151 14,885
Air Transport Services Group, Inc. * 3,470 48,129
Albany International Corp. Class A  1,631 137,738
Allient, Inc. 892 22,541
American Woodmark Corp. * 1,045 82,137
AMMO, Inc. * 6,968 11,706
Apogee Enterprises, Inc. 1,075 67,548
Applied Optoelectronics, Inc. * 2,632 21,819
Archer Aviation, Inc. Class A * 1,004 3,534
Arcosa, Inc. 3,371 281,175
Ardmore Shipping Corp. (Ireland)  2,906 65,472
Arq, Inc. * 1,560 9,469
Aspen Aerogels, Inc. * 3,174 75,700
Astec Industries, Inc. 1,542 45,736
Astronics Corp. * 2,015 40,360
AZZ, Inc. 378 29,201
Barnes Group, Inc. 3,242 134,251
Bel Fuse, Inc. Class A  109 8,819
Bel Fuse, Inc. Class B  736 48,017
Belden, Inc. 1,322 124,004
Benchmark Electronics, Inc. 2,510 99,045
Bloom Energy Corp. Class A * 1,192 14,590
Boise Cascade Co. 1,460 174,061
Bridger Aerospace Group Holdings, Inc. * 638 2,386
Caesarstone Ltd. * 1,360 6,800
ChargePoint Holdings, Inc. * 12,033 18,170
Clearwater Paper Corp. * 1,132 54,868
Columbus McKinnon Corp. 1,986 68,596
Concrete Pumping Holdings, Inc. * 1,395 8,384
Core Molding Technologies, Inc. * 466 7,428
Costamare, Inc. (Monaco)  2,798 45,971
Covenant Logistics Group, Inc. 548 27,011
CryoPort, Inc. * 457 3,158
CTS Corp. 446 22,581
DHT Holdings, Inc. 9,371 108,422
Dorian LPG Ltd. 1,200 50,352
Ducommun, Inc. * 935 54,286
DXP Enterprises, Inc. * 798 36,580
Eastern Co. 336 8,558
Eastman Kodak Co. * 3,866 20,799
Encore Wire Corp. 993 287,801
EnerSys 220 22,774
Enpro, Inc. 1,311 190,842
Enviri Corp. * 5,533 47,750
ESCO Technologies, Inc. 916 96,217
FARO Technologies, Inc. * 1,240 19,840
FLEX LNG Ltd. * (Norway)  749 20,253
Fluor Corp. * 1,014 44,160
Forward Air Corp. 1,723 32,806
GATX Corp. 2,467 326,532
Genco Shipping & Trading Ltd. 3,024 64,441
Gencor Industries, Inc. * 724 14,002
Gibraltar Industries, Inc. * 1,126 77,187
Golden Ocean Group Ltd. (Norway)  8,583 118,445
GoPro, Inc. Class A * 9,064 12,871
Granite Construction, Inc. 568 35,199

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Great Lakes Dredge & Dock Corp. * 4,547 $ 39,923
Greenbrier Cos., Inc. 2,143 106,186
Greif, Inc. Class A  1,789 102,814
Greif, Inc. Class B  322 20,122
Heartland Express, Inc. 1,755 21,639
Helios Technologies, Inc. 731 34,905
Hillenbrand, Inc. 3,260 130,465
Hillman Solutions Corp. * 11,366 100,589
Himalaya Shipping Ltd. * (Bermuda)  98 898
Hub Group, Inc. Class A  4,252 183,049
Hyster-Yale, Inc. 314 21,895
Ichor Holdings Ltd. * 1,582 60,986
Insteel Industries, Inc. 661 20,465
International Seaways, Inc. 2,807 165,978
Intuitive Machines, Inc. * 1,884 6,217
Itron, Inc. * 326 32,261
JELD-WEN Holding, Inc. * 3,961 53,355
John Bean Technologies Corp. 2,041 193,834
Kennametal, Inc. 5,553 130,718
Kimball Electronics, Inc. * 1,631 35,849
Knowles Corp. * 6,301 108,755
Kratos Defense & Security Solutions, Inc. * 5,783 115,718
L B Foster Co. Class A * 636 13,687
Latham Group, Inc. * 2,646 8,017
Li-Cycle Holdings Corp. * (Canada)  112 731
Lindsay Corp. 365 44,851
LSB Industries, Inc. * 3,749 30,667
LSI Industries, Inc. 534 7,727
Luxfer Holdings PLC (United Kingdom)  1,736 20,120
Manitowoc Co., Inc. * 2,390 27,557
Marten Transport Ltd. 3,080 56,826
Masterbrand, Inc. * 8,846 129,859
Materion Corp. 81 8,759
Matson, Inc. 2,374 310,923
Mayville Engineering Co., Inc. * 816 13,595
Mercury Systems, Inc. * 3,815 102,967
Mesa Laboratories, Inc. 236 20,478
Metallus, Inc. * 2,987 60,546
MicroVision, Inc. * 6,793 7,201
Mirion Technologies, Inc. * 12,154 130,534
Mistras Group, Inc. * 1,325 10,984
Mueller Industries, Inc. 626 35,644
National Presto Industries, Inc. 324 24,342
Net Power, Inc. * 1,397 13,733
NEXTracker, Inc. Class A * 2,074 97,229
NL Industries, Inc. 509 3,069
nLight, Inc. * 3,176 34,714
NN, Inc. * 3,204 9,612
Nordic American Tankers Ltd. 13,658 54,359
Northwest Pipe Co. * 505 17,155
NV5 Global, Inc. * 793 73,725
O-I Glass, Inc. * 10,907 121,395
Olympic Steel, Inc. 772 34,609
Orion Group Holdings, Inc. * 1,812 17,232
OSI Systems, Inc. * 58 7,976
Overseas Shipholding Group, Inc. Class A  3,317 28,128
Pactiv Evergreen, Inc. 2,585 29,262
PAM Transportation Services, Inc. * 369 6,410
Pangaea Logistics Solutions Ltd. 2,136 16,725
Park Aerospace Corp. 654 8,947
Park-Ohio Holdings Corp. 550 14,240
Plexus Corp. * 1,334 137,642
Primoris Services Corp. 306 15,266
Proto Labs, Inc. * 1,773 54,768
a Shares Value
Pure Cycle Corp. * 1,135 $ 10,839
PureCycle Technologies, Inc. * 6,997 41,422
Radiant Logistics, Inc. * 2,481 14,117
Ranpak Holdings Corp. * 3,104 19,959
Redwire Corp. * 1,118 8,016
Ryerson Holding Corp. 2,038 39,741
Safe Bulkers, Inc. (Monaco)  4,570 26,597
Sanmina Corp. * 3,822 253,208
Scorpio Tankers, Inc. (Monaco)  3,258 264,843
SFL Corp. Ltd. (Norway)  6,173 85,681
SmartRent, Inc. * 13,833 33,061
Smith & Wesson Brands, Inc. 3,052 43,766
Southland Holdings, Inc. * 798 3,655
Standard BioTools, Inc. * 16,356 28,950
Standex International Corp. 191 30,780
Stoneridge, Inc. * 1,866 29,781
Sturm Ruger & Co., Inc. 803 33,445
Summit Materials, Inc. Class A * 8,525 312,100
Teekay Corp. * (Bermuda)  4,057 36,391
Teekay Tankers Ltd. Class A (Canada)  1,672 115,050
Tennant Co. 735 72,353
Terex Corp. 4,647 254,841
Thermon Group Holdings, Inc. * 2,082 64,042
Tredegar Corp. 1,652 7,913
TriMas Corp. 2,761 70,571
Trinity Industries, Inc. 465 13,913
Triumph Group, Inc. * 4,528 69,776
TTM Technologies, Inc. * 7,016 136,321
Turtle Beach Corp. * 528 7,572
Tutor Perini Corp. * 3,038 66,168
Twin Disc, Inc. 723 8,517
UFP Industries, Inc. 1,865 208,880
Ultralife Corp. * 592 6,287
Universal Logistics Holdings, Inc. 316 12,826
Vicor Corp. * 686 22,748
Virgin Galactic Holdings, Inc. * 1,234 10,403
Vishay Intertechnology, Inc. 8,798 196,195
Werner Enterprises, Inc. 3,811 136,548
Willis Lease Finance Corp. 211 14,622
World Kinect Corp. 3,825 98,685
Worthington Enterprises, Inc. 263 12,448
Zurn Elkay Water Solutions Corp. 552 16,229
10,152,270
Technology - 2.8%
spacing
3D Systems Corp. * 8,630 26,494
ACM Research, Inc. Class A * 1,116 25,735
Adeia, Inc. 1,270 14,205
Alpha & Omega Semiconductor Ltd. * 1,606 60,016
Ambarella, Inc. * 1,255 67,707
American Software, Inc. Class A  2,231 20,369
ASGN, Inc. * 2,482 218,838
Asure Software, Inc. * 1,626 13,658
Bandwidth, Inc. Class A * 224 3,781
Cerence, Inc. * 3,527 9,981
CEVA, Inc. * 215 4,147
Cohu, Inc. * 3,189 105,556
CommVault Systems, Inc. * 220 26,745
Conduent, Inc. * 11,305 36,854
Consensus Cloud Solutions, Inc. * 1,274 21,887
Corsair Gaming, Inc. * 2,761 30,481
CS Disco, Inc. * 895 5,334
D-Wave Quantum, Inc. * (Canada)  3,050 3,477
Daily Journal Corp. * 27 10,651

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Definitive Healthcare Corp. * 3,774 $ 20,606
Diebold Nixdorf, Inc. * 1,810 69,649
Digi International, Inc. * 2,498 57,279
Digital Turbine, Inc. * 6,949 11,535
Diodes, Inc. * 2,830 203,562
Donnelley Financial Solutions, Inc. * 694 41,376
E2open Parent Holdings, Inc. * 12,084 54,257
EverCommerce, Inc. * 348 3,821
Fastly, Inc. Class A * 1,906 14,047
Grid Dynamics Holdings, Inc. * 1,026 10,783
Health Catalyst, Inc. * 3,766 24,065
IBEX Holdings Ltd. * 596 9,643
Immersion Corp. 1,972 18,557
Instructure Holdings, Inc. * 681 15,942
Integral Ad Science Holding Corp. * 4,473 43,478
MaxLinear, Inc. * 304 6,123
MeridianLink, Inc. * 752 16,063
Navitas Semiconductor Corp. * 7,498 29,467
NCR Voyix Corp. * 1,128 13,931
NetScout Systems, Inc. * 4,902 89,658
Olo, Inc. Class A * 3,843 16,986
ON24, Inc. * 2,164 13,006
OneSpan, Inc. * 222 2,846
Ouster, Inc. * 2,526 24,831
Outbrain, Inc. * 2,767 13,780
PAR Technology Corp. * 138 6,498
Photronics, Inc. * 2,845 70,186
Pitney Bowes, Inc. 594 3,018
Planet Labs PBC * 11,495 21,381
Playstudios, Inc. * 5,706 11,812
PowerSchool Holdings, Inc. Class A * 473 10,590
Rackspace Technology, Inc. * 4,649 13,854
Richardson Electronics Ltd. 794 9,441
Rigetti Computing, Inc. * 9,754 10,437
Rimini Street, Inc. * 3,140 9,640
SMART Global Holdings, Inc. * 3,602 82,378
SolarWinds Corp. 4,014 48,369
Synaptics, Inc. * 2,523 222,529
Telos Corp. * 4,021 16,164
Thoughtworks Holding, Inc. * 7,118 20,215
TTEC Holdings, Inc. 1,441 8,473
Unisys Corp. * 4,651 19,209
Veeco Instruments, Inc. * 617 28,820
Verint Systems, Inc. * 4,320 139,104
Vimeo, Inc. * 10,306 38,441
Vishay Precision Group, Inc. * 703 21,399
Xerox Holdings Corp. 8,216 95,470
2,438,635
Utilities - 4.9%
spacing
ALLETE, Inc. 4,072 253,889
Altus Power, Inc. * 5,136 20,133
Ameresco, Inc. Class A * 1,494 43,042
American States Water Co. 1,142 82,875
Avista Corp. 5,439 188,244
Black Hills Corp. 4,841 263,254
Brookfield Infrastructure Corp.
Class A (Canada)  8,354 281,196
California Water Service Group 2,969 143,967
Chesapeake Utilities Corp. 1,529 162,380
Consolidated Water Co. Ltd. (Cayman)  815 21,630
Genie Energy Ltd. Class B  483 7,061
Hawaiian Electric Industries, Inc. 7,758 69,977
MGE Energy, Inc. 1,452 108,493
a Shares Value
Middlesex Water Co. 1,060 $ 55,396
New Jersey Resources Corp. 6,879 294,008
Northwest Natural Holding Co. 2,624 94,753
Northwestern Energy Group, Inc. 4,337 217,197
ONE Gas, Inc. 3,931 250,994
Ormat Technologies, Inc. 3,743 268,373
Otter Tail Corp. 1,595 139,706
PNM Resources, Inc. 6,269 231,702
Portland General Electric Co. 7,111 307,480
RGC Resources, Inc. 481 9,836
SJW Group 2,240 121,453
Southwest Gas Holdings, Inc. 4,261 299,889
Spire, Inc. 3,782 229,681
Unitil Corp. 1,059 54,846
York Water Co. 754 27,966
4,249,421
Total Common Stocks
    (Cost $88,228,786) 84,539,889
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell 2000 Value 4,995 760,738
a
Total Exchange-Traded Funds
    (Cost $747,674) 760,738
Principal
Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$356,499; collateralized by U.S. Treasury
Obligations: 3.625% due 05/15/26 and
value $363,597) $ 356,352 356,352
a
Total Short-Term Investments
(Cost $356,352) 356,352
TOTAL INVESTMENTS - 99.4%
(Cost $89,335,684) 85,660,973
DERIVATIVES - 0.0% 5,458
OTHER ASSETS & LIABILITIES, NET - 0.6% 540,524
NET ASSETS - 100.0% $ 86,206,955

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, investments with a total aggregate value of $2,532 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 36 .4%
Consumer, Non-Cyclical 14 .5%
Industrial 11 .8%
Consumer, Cyclical 11 .7%
Energy 8 .7%
Utilities 4 .9%
Basic Materials 3 .8%
Communications 3 .5%
Others (each less than 3.0%) 4 .1%
99 .4%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/24 112 $ 1,150,942 $ 1,156,400 $ 5,458
a
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 3,994 $ – $ 1,462 $ 2,532
Common Stocks
Basic Materials 3,231,589 3,231,589 – –
Communications 3,022,222 3,022,222 – –
Consumer, Cyclical 10,107,952 10,107,952 – –
Consumer, Non-Cyclical 12,495,203 12,482,843 12,360 –
Energy 7,512,829 7,512,829 – –
Financial 31,329,768 31,329,768 – –
Industrial 10,152,270 10,152,270 – –
Technology 2,438,635 2,438,635 – –
Utilities 4,249,421 4,249,421 – –
Total Common Stocks 84,539,889 84,527,529 12,360 –
Exchange-Traded Funds 760,738 760,738 – –
Short-Term Investments 356,352 – 356,352 –
Derivatives:
Equity Contracts
Futures 5,458 5,458 – –
Total $ 85,666,431 $ 85,293,725 $ 370,174 $ 2,532

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA, Exp 08/06/24 * 127 $ 205
Total Rights
    (Cost $0) 205
PREFERRED STOCKS - 2.0%
Brazil - 1.2%
spacing
Banco Bradesco SA 73,790 163,418
Centrais Eletricas Brasileiras SA Class B  2,800 20,086
Cia Energetica de Minas Gerais 25,258 44,686
Cia Paranaense de Energia - Copel Class B  15,600 25,953
Gerdau SA 19,022 62,543
Itau Unibanco Holding SA 67,000 388,449
Itausa SA 74,930 131,628
Petroleo Brasileiro SA 66,600 453,325
1,290,088
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  1,973 79,727
Colombia - 0.1%
spacing
Bancolombia SA 5,511 45,248
Russia - 0.0%
spacing
Surgutneftegas PJSC * ± Ω 44,600 –
South Korea - 0.6%
spacing
Hyundai Motor Co. 795 105,158
LG Chem Ltd. 104 18,119
Samsung Electronics Co. Ltd. 11,531 529,466
652,743
Total Preferred Stocks
    (Cost $2,060,103) 2,067,806
COMMON STOCKS - 96.6%
Brazil - 2.9%
spacing
Ambev SA 65,000 132,672
Atacadao SA * 8,800 14,199
B3 SA - Brasil Bolsa Balcao 78,000 142,881
Banco Bradesco SA 21,700 43,438
Banco BTG Pactual SA 16,300 90,130
Banco do Brasil SA 23,800 113,719
BB Seguridade Participacoes SA 9,700 57,140
BRF SA * 8,200 33,254
Caixa Seguridade Participacoes SA 8,300 21,247
CCR SA 13,800 28,735
Centrais Eletricas Brasileiras SA 17,400 111,588
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 4,700 63,033
Cia Siderurgica Nacional SA 8,900 20,554
Cosan SA 16,700 40,450
CPFL Energia SA 3,300 19,321
Energisa SA 3,500 28,563
Eneva SA * 6,500 14,767
Engie Brasil Energia SA 2,800 22,184
Equatorial Energia SA 14,606 80,188
a Shares Value
Equatorial Energia SA * 158 $ 879
Hapvida Participacoes e Investimentos SA
* ~ 67,943 46,550
Hypera SA 5,300 27,211
Klabin SA 11,360 43,570
Localiza Rent a Car SA 12,600 94,667
Lojas Renner SA 13,391 29,896
Natura & Co. Holding SA 12,500 34,749
Petroleo Brasileiro SA 50,600 365,508
PRIO SA 11,100 86,892
Raia Drogasil SA 17,824 81,881
Rede D'Or Sao Luiz SA ~ 7,940 38,634
Rumo SA 17,900 66,347
Sendas Distribuidora SA * 18,700 34,589
Suzano SA 10,800 110,143
Telefonica Brasil SA 5,700 46,231
TIM SA 11,700 33,237
TOTVS SA 7,600 41,371
Ultrapar Participacoes SA 10,000 38,640
Vale SA 46,953 522,605
Vibra Energia SA 14,026 52,440
WEG SA 23,100 174,342
3,048,445
Chile - 0.4%
spacing
Banco de Chile 625,820 69,834
Banco de Credito e Inversiones SA 1,054 29,658
Banco Santander Chile 904,361 42,477
Cencosud SA 17,610 33,216
Cia Sud Americana de Vapores SA 209,549 13,307
Empresas CMPC SA 15,044 28,296
Empresas Copec SA 5,340 41,140
Enel Americas SA 300,067 27,933
Enel Chile SA 389,410 21,973
Falabella SA * 12,106 37,319
Latam Airlines Group SA * 2,489,620 33,969
379,122
China - 24.8%
spacing
360 Security Technology, Inc. Class A  5,900 6,213
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,600 2,867
AAC Technologies Holdings, Inc. 10,000 39,127
Accelink Technologies Co. Ltd. Class A  800 4,084
ACM Research Shanghai, Inc. Class A  196 2,274
Advanced Micro-Fabrication Equipment, Inc.
China Class A  390 7,560
AECC Aero-Engine Control Co. Ltd. Class A  900 2,482
AECC Aviation Power Co. Ltd. Class A  2,200 11,056
Agricultural Bank of China Ltd. Class A  70,600 42,369
Agricultural Bank of China Ltd. Class H  383,000 163,478
Aier Eye Hospital Group Co. Ltd. Class A  7,836 11,116
AIMA Technology Group Co. Ltd. Class A  600 2,253
Air China Ltd. Class A * 9,800 9,948
Airtac International Group 2,232 67,746
Akeso, Inc. * ~ 8,000 38,565
Alibaba Group Holding Ltd. 215,120 1,938,842
Alibaba Health Information Technology Ltd. * 78,000 31,141
Aluminum Corp. of China Ltd. Class A  6,100 6,395
Aluminum Corp. of China Ltd. Class H  62,000 42,228
Amlogic Shanghai Co. Ltd. Class A  276 2,242
Angel Yeast Co. Ltd. Class A  600 2,302
Anhui Conch Cement Co. Ltd. Class A  4,600 14,922
Anhui Conch Cement Co. Ltd. Class H  15,000 35,681

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Anhui Gujing Distillery Co. Ltd. Class A  300 $ 8,701
Anhui Gujing Distillery Co. Ltd. Class B  1,600 23,767
Anhui Jianghuai Automobile Group Corp.
Ltd. Class A * 1,500 3,262
Anhui Kouzi Distillery Co. Ltd. Class A  400 2,153
Anhui Yingjia Distillery Co. Ltd. Class A  600 4,742
Anjoy Foods Group Co. Ltd. Class A  200 2,043
Anker Innovations Technology Co. Ltd.
Class A  490 4,793
ANTA Sports Products Ltd. 17,600 168,326
Asymchem Laboratories Tianjin Co. Ltd.
Class A  380 3,438
Autobio Diagnostics Co. Ltd. Class A  400 2,533
Autohome, Inc. ADR 940 25,803
Avary Holding Shenzhen Co. Ltd. Class A  2,000 10,909
AVIC Industry-Finance Holdings Co. Ltd.
Class A  6,200 1,891
AviChina Industry & Technology Co. Ltd.
Class H  35,000 15,710
Avicopter PLC Class A  700 3,956
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 3,900 4,320
Baidu, Inc. Class A * 31,534 341,389
Bank of Beijing Co. Ltd. Class A  18,100 14,533
Bank of Changsha Co. Ltd. Class A  4,000 4,500
Bank of Chengdu Co. Ltd. Class A  3,400 7,105
Bank of China Ltd. Class A  33,000 20,973
Bank of China Ltd. Class H  1,093,000 538,638
Bank of Communications Co. Ltd. Class A  36,500 37,506
Bank of Communications Co. Ltd. Class H  117,000 91,714
Bank of Hangzhou Co. Ltd. Class A  5,100 9,151
Bank of Jiangsu Co. Ltd. Class A  15,580 15,921
Bank of Nanjing Co. Ltd. Class A  8,800 12,574
Bank of Ningbo Co. Ltd. Class A  5,510 16,689
Bank of Shanghai Co. Ltd. Class A  12,300 12,281
Bank of Suzhou Co. Ltd. Class A  4,000 4,126
Baoshan Iron & Steel Co. Ltd. Class A  17,000 15,541
BeiGene Ltd. * 9,489 103,594
Beijing Enlight Media Co. Ltd. Class A  2,100 2,427
Beijing Enterprises Holdings Ltd. 7,000 23,485
Beijing Enterprises Water Group Ltd. 56,000 17,199
Beijing Kingsoft Office Software, Inc.
Class A  287 8,940
Beijing New Building Materials PLC Class A  1,500 6,116
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  900 1,527
Beijing-Shanghai High Speed Railway Co.
Ltd. Class A  40,600 29,961
Beijing Tiantan Biological Products Corp.
Ltd. Class A  1,800 6,033
Beijing Tongrentang Co. Ltd. Class A  1,200 6,303
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd. Class A  892 8,088
Beijing Yanjing Brewery Co. Ltd. Class A  1,900 2,308
Beiqi Foton Motor Co. Ltd. Class A * 5,800 1,792
Bethel Automotive Safety Systems Co. Ltd.
Class A  420 2,245
Bilibili, Inc. Class Z * 3,182 49,469
Bloomage Biotechnology Corp. Ltd. Class A  337 2,620
BOC Aviation Ltd. ~ 2,900 20,715
BOC International China Co. Ltd. Class A  1,900 2,367
BOE Technology Group Co. Ltd. Class A  31,800 17,882
Bosideng International Holdings Ltd. 54,000 33,610
Brilliance China Automotive Holdings Ltd. 42,000 44,044
a Shares Value
By-health Co. Ltd. Class A  1,200 $ 2,234
BYD Co. Ltd. Class A  1,400 48,121
BYD Co. Ltd. Class H  14,500 430,633
BYD Electronic International Co. Ltd. 11,000 54,745
C&D International Investment Group Ltd. 8,987 16,687
Caitong Securities Co. Ltd. Class A  3,250 2,950
Cambricon Technologies Corp. Ltd.
Class A * 260 7,035
Cathay Biotech, Inc. Class A  391 2,438
CGN Power Co. Ltd. Class A  13,800 8,791
CGN Power Co. Ltd. Class H ~ 146,000 64,187
Changchun High-Tech Industry Group Co.
Ltd. Class A  400 5,043
Changjiang Securities Co. Ltd. Class A  3,900 2,587
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  275 4,240
Chaozhou Three-Circle Group Co. Ltd.
Class A  1,600 6,412
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,200 2,685
China Baoan Group Co. Ltd. Class A  1,800 2,128
China CITIC Bank Corp. Ltd. Class H  124,000 79,446
China Coal Energy Co. Ltd. Class H  28,000 32,703
China Communications Services Corp. Ltd.
Class H  34,000 18,317
China Construction Bank Corp. Class A  6,300 6,413
China Construction Bank Corp. Class H  1,331,000 983,904
China CSSC Holdings Ltd. Class A  3,700 20,699
China Eastern Airlines Corp. Ltd. Class A * 14,700 8,106
China Energy Engineering Corp. Ltd.
Class A  28,400 8,279
China Everbright Bank Co. Ltd. Class A  44,800 19,544
China Everbright Bank Co. Ltd. Class H  37,000 11,501
China Feihe Ltd. ~ 50,000 23,066
China Film Co. Ltd. Class A * 1,300 1,922
China Galaxy Securities Co. Ltd. Class A  7,600 11,329
China Galaxy Securities Co. Ltd. Class H  44,500 23,242
China Gas Holdings Ltd. 38,000 34,047
China Great Wall Securities Co. Ltd. Class A  2,900 2,670
China Greatwall Technology Group Co. Ltd.
Class A  3,200 3,840
China Hongqiao Group Ltd. 39,000 58,855
China International Capital Corp. Ltd.
Class A  2,700 10,980
China International Capital Corp. Ltd.
Class H ~ 18,800 20,837
China Jushi Co. Ltd. Class A  3,301 5,013
China Life Insurance Co. Ltd. Class A  2,300 9,803
China Life Insurance Co. Ltd. Class H  103,000 145,339
China Literature Ltd. * ~ 5,600 17,989
China Longyuan Power Group Corp. Ltd.
Class H  44,000 39,498
China Mengniu Dairy Co. Ltd. 44,000 78,743
China Merchants Bank Co. Ltd. Class A  18,000 84,599
China Merchants Bank Co. Ltd. Class H  53,000 240,839
China Merchants Energy Shipping Co. Ltd.
Class A  6,800 7,908
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  3,800 6,200
China Merchants Port Holdings Co. Ltd. 16,797 24,959
China Merchants Securities Co. Ltd. Class A  6,300 12,038
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  7,600 9,166
China Minsheng Banking Corp. Ltd. Class A  39,400 20,545
China Minsheng Banking Corp. Ltd. Class H  80,500 27,819

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
China National Building Material Co. Ltd.
Class H  64,000 $ 22,863
China National Chemical Engineering Co.
Ltd. Class A  5,400 6,117
China National Medicines Corp. Ltd. Class A  500 2,118
China National Nuclear Power Co. Ltd.
Class A  15,700 23,023
China National Software & Service Co. Ltd.
Class A * 570 2,346
China Northern Rare Earth Group High-
Tech Co. Ltd. Class A  2,800 6,619
China Oilfield Services Ltd. Class H  24,000 23,012
China Overseas Land & Investment Ltd. 53,000 91,741
China Pacific Insurance Group Co. Ltd.
Class A  5,400 20,645
China Pacific Insurance Group Co. Ltd.
Class H  37,000 90,040
China Petroleum & Chemical Corp. Class A  25,100 21,811
China Petroleum & Chemical Corp. Class H  338,000 218,591
China Power International Development Ltd. 69,108 35,872
China Railway Group Ltd. Class A  17,400 15,587
China Railway Group Ltd. Class H  58,000 31,996
China Railway Signal & Communication
Corp. Ltd. Class A  6,225 5,138
China Rare Earth Resources & Technology
Co. Ltd. Class A  700 2,439
China Resources Beer Holdings Co. Ltd. 22,500 75,688
China Resources Gas Group Ltd. 12,900 45,163
China Resources Land Ltd. 44,500 151,582
China Resources Microelectronics Ltd.
Class A  1,166 5,999
China Resources Mixc Lifestyle Services
Ltd. ~ 9,400 31,108
China Resources Pharmaceutical Group
Ltd. ~ 26,000 19,218
China Resources Power Holdings Co. Ltd. 26,000 79,660
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  780 4,570
China Ruyi Holdings Ltd. * 88,000 23,605
China Shenhua Energy Co. Ltd. Class A  5,100 31,129
China Shenhua Energy Co. Ltd. Class H  47,000 216,636
China Southern Airlines Co. Ltd. Class A * 9,500 7,693
China State Construction Engineering Corp.
Ltd. Class A  35,800 26,151
China State Construction International
Holdings Ltd. 28,000 38,070
China Taiping Insurance Holdings Co. Ltd. 20,200 20,592
China Three Gorges Renewables Group Co.
Ltd. Class A  23,600 14,149
China Tourism Group Duty Free Corp. Ltd.
Class A  1,744 14,947
China Tourism Group Duty Free Corp. Ltd.
Class H ~ 1,400 8,554
China Tower Corp. Ltd. Class H ~ 614,000 79,360
China United Network Communications Ltd.
Class A  26,600 17,163
China Vanke Co. Ltd. Class A  8,900 8,462
China Vanke Co. Ltd. Class H  29,500 17,559
China XD Electric Co. Ltd. Class A  4,600 5,077
China Yangtze Power Co. Ltd. Class A  20,200 80,399
China Zhenhua Group Science &
Technology Co. Ltd. Class A  400 2,283
China Zheshang Bank Co. Ltd. Class A  19,680 7,469
Chongqing Brewery Co. Ltd. Class A  500 4,169
a Shares Value
Chongqing Changan Automobile Co. Ltd.
Class A  6,896 $ 12,705
Chongqing Rural Commercial Bank Co. Ltd.
Class A  8,300 5,734
Chongqing Zhifei Biological Products Co.
Ltd. Class A  2,000 7,701
Chow Tai Fook Jewellery Group Ltd. 27,600 29,880
CITIC Ltd. 81,000 73,612
Citic Pacific Special Steel Group Co. Ltd.
Class A  2,000 3,734
CITIC Securities Co. Ltd. Class A  10,180 25,448
CITIC Securities Co. Ltd. Class H  22,075 32,355
CMOC Group Ltd. Class A  15,100 17,613
CMOC Group Ltd. Class H  51,000 46,541
CNGR Advanced Material Co. Ltd. Class A  820 3,491
CNOOC Energy Technology & Services Ltd.
Class A  4,000 2,266
CNPC Capital Co. Ltd. Class A  7,200 5,461
Contemporary Amperex Technology Co. Ltd.
Class A  3,660 90,663
COSCO SHIPPING Development Co. Ltd.
Class A  10,700 3,797
COSCO SHIPPING Energy Transportation
Co. Ltd. Class A  2,800 6,015
COSCO SHIPPING Energy Transportation
Co. Ltd. Class H  18,000 23,350
COSCO SHIPPING Holdings Co. Ltd.
Class A  9,210 19,641
COSCO SHIPPING Holdings Co. Ltd.
Class H  41,400 72,260
COSCO SHIPPING Ports Ltd. 419 289
CRRC Corp. Ltd. Class A  17,900 18,476
CRRC Corp. Ltd. Class H  64,000 41,279
CSC Financial Co. Ltd. Class A  3,600 9,514
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  1,360 4,722
CSPC Pharmaceutical Group Ltd. 116,000 92,381
CSSC Science & Technology Co. Ltd.
Class A  1,100 2,044
Daqin Railway Co. Ltd. Class A  14,600 14,387
DaShenLin Pharmaceutical Group Co. Ltd.
Class A  788 1,549
Datang International Power Generation Co.
Ltd. Class A  10,700 4,424
Dong-E-E-Jiao Co. Ltd. Class A  600 5,169
Dongfang Electric Corp. Ltd. Class A  2,400 6,088
Dongxing Securities Co. Ltd. Class A  2,300 2,514
East Money Information Co. Ltd. Class A  13,276 19,250
Eastroc Beverage Group Co. Ltd. Class A  300 8,897
Ecovacs Robotics Co. Ltd. Class A  400 2,591
Empyrean Technology Co. Ltd. Class A  300 3,177
ENN Energy Holdings Ltd. 11,000 90,610
ENN Natural Gas Co. Ltd. Class A  2,300 6,579
Eoptolink Technology, Inc. Ltd. Class A  600 8,635
Eve Energy Co. Ltd. Class A  1,700 9,334
Everbright Securities Co. Ltd. Class A  3,300 6,624
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 8,358 2,275
Far East Horizon Ltd. 27,000 17,564
FAW Jiefang Group Co. Ltd. 2,200 2,369
First Capital Securities Co. Ltd. Class A  3,000 2,099
Flat Glass Group Co. Ltd. Class A  1,200 3,314
Flat Glass Group Co. Ltd. Class H  7,000 10,271
Focus Media Information Technology Co.
Ltd. Class A  12,400 10,325

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,888 $ 18,410
Fosun International Ltd. 34,000 18,249
Founder Securities Co. Ltd. Class A  6,900 7,320
Foxconn Industrial Internet Co. Ltd. Class A  11,000 40,898
Fuyao Glass Industry Group Co. Ltd.
Class A  1,600 10,548
Fuyao Glass Industry Group Co. Ltd.
Class H ~ 8,400 48,660
GalaxyCore, Inc. Class A  2,077 3,453
Ganfeng Lithium Group Co. Ltd. Class A  1,060 4,171
Ganfeng Lithium Group Co. Ltd. Class H ~ 6,160 11,968
GCL Technology Holdings Ltd. * 298,000 44,141
GD Power Development Co. Ltd. Class A  14,900 12,283
Geely Automobile Holdings Ltd. 84,000 94,449
GEM Co. Ltd. Class A  3,600 3,153
Genscript Biotech Corp. * 16,000 16,971
GF Securities Co. Ltd. Class A  4,600 7,693
GF Securities Co. Ltd. Class H  15,200 12,575
Giant Biogene Holding Co. Ltd. ~ 4,200 24,572
GigaDevice Semiconductor, Inc. Class A * 580 7,598
Ginlong Technologies Co. Ltd. Class A  250 1,430
GoerTek, Inc. Class A  3,000 8,035
Goldwind Science & Technology Co. Ltd.
Class A  2,300 2,123
Goneo Group Co. Ltd. Class A  535 5,674
Gotion High-tech Co. Ltd. Class A  1,700 4,474
Great Wall Motor Co. Ltd. Class A  2,300 7,996
Great Wall Motor Co. Ltd. Class H  31,500 48,463
Gree Electric Appliances, Inc. of Zhuhai
Class A  2,400 12,949
GRG Banking Equipment Co. Ltd. Class A  1,800 2,585
Guangdong Haid Group Co. Ltd. Class A  1,400 9,060
Guangdong HEC Technology Holding Co.
Ltd. Class A  2,100 2,034
Guangdong Investment Ltd. 40,000 23,368
Guanghui Energy Co. Ltd. Class A  5,500 5,060
Guangzhou Automobile Group Co. Ltd.
Class A  3,600 3,829
Guangzhou Automobile Group Co. Ltd.
Class H  42,000 14,812
Guangzhou Baiyun International Airport Co.
Ltd. Class A * 1,600 2,086
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,200 4,840
Guangzhou Haige Communications Group,
Inc. Co. Class A  1,800 2,562
Guangzhou Kingmed Diagnostics Group Co.
Ltd. Class A  300 1,121
Guangzhou Shiyuan Electronic Technology
Co. Ltd. Class A  500 2,026
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,360 3,283
Guangzhou Yuexiu Capital Holdings Group
Co. Ltd. Class A  2,815 1,919
Guolian Securities Co. Ltd. Class A * 1,700 2,246
Guosen Securities Co. Ltd. Class A  5,500 6,565
Guotai Junan Securities Co. Ltd. Class A  6,400 11,909
Guoyuan Securities Co. Ltd. Class A  3,100 2,581
H World Group Ltd. ADR 2,865 95,462
Haidilao International Holding Ltd. ~ 23,000 41,312
Haier Smart Home Co. Ltd. Class A  4,600 17,916
Haier Smart Home Co. Ltd. Class H  34,400 114,650
Hainan Airlines Holding Co. Ltd. Class A * 37,700 5,285
a Shares Value
Hainan Airport Infrastructure Co. Ltd.
Class A * 7,900 $ 3,410
Haitian International Holdings Ltd. 9,000 25,470
Haitong Securities Co. Ltd. Class A  7,500 8,813
Haitong Securities Co. Ltd. Class H  39,200 18,180
Hang Zhou Great Star Industrial Co. Ltd.
Class A  1,100 3,733
Hangzhou First Applied Material Co. Ltd.
Class A  2,406 4,858
Hangzhou Oxygen Plant Group Co. Ltd.
Class A  700 2,141
Hangzhou Robam Appliances Co. Ltd.
Class A  1,100 3,342
Hangzhou Silan Microelectronics Co. Ltd.
Class A * 1,200 2,883
Hangzhou Tigermed Consulting Co. Ltd.
Class A  400 2,670
Hansoh Pharmaceutical Group Co. Ltd. ~ 16,000 33,501
Haohua Chemical Science & Technology
Co. Ltd. Class A  500 1,989
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  900 2,630
Heilongjiang Agriculture Co. Ltd. Class A  1,200 2,060
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,900 5,277
Henan Shuanghui Investment &
Development Co. Ltd. Class A  2,870 9,389
Hengan International Group Co. Ltd. 9,000 27,409
Hengdian Group DMEGC Magnetics Co.
Ltd. Class A  1,200 2,055
Hengli Petrochemical Co. Ltd. Class A  6,000 11,505
Hengtong Optic-electric Co. Ltd. Class A  2,300 4,981
Hengyi Petrochemical Co. Ltd. Class A  2,500 2,440
Hesteel Co. Ltd. Class A  6,825 1,820
Hisense Home Appliances Group Co. Ltd.
Class A  1,000 4,437
Hisense Home Appliances Group Co. Ltd.
Class H  5,000 16,426
Hisense Visual Technology Co. Ltd. Class A  1,300 4,424
Hithink RoyalFlush Information Network Co.
Ltd. Class A  500 7,110
HLA Group Corp. Ltd. Class A  4,300 5,459
Horizon Construction Development Ltd. * 304 58
Hoshine Silicon Industry Co. Ltd. Class A  700 4,495
Hua Hong Semiconductor Ltd. ~ 8,000 22,524
Huadian Power International Corp. Ltd.
Class A  7,200 6,877
Huadong Medicine Co. Ltd. Class A  1,500 5,734
Huafon Chemical Co. Ltd. Class A  5,000 4,928
Huagong Tech Co. Ltd. Class A  700 2,864
Huaibei Mining Holdings Co. Ltd. Class A  2,300 5,299
Hualan Biological Engineering, Inc. Class A  1,300 2,822
Huaneng Power International, Inc. Class A * 7,400 9,786
Huaneng Power International, Inc. Class H * 60,000 44,342
Huatai Securities Co. Ltd. Class A  6,100 10,374
Huatai Securities Co. Ltd. Class H ~ 18,000 19,841
Huaxia Bank Co. Ltd. Class A  11,600 10,211
Huayu Automotive Systems Co. Ltd. Class A  2,700 6,081
Hubei Jumpcan Pharmaceutical Co. Ltd.
Class A  900 3,923
Huizhou Desay Sv Automotive Co. Ltd.
Class A  500 5,980
Humanwell Healthcare Group Co. Ltd.
Class A  1,100 2,596
Hunan Valin Steel Co. Ltd. Class A  4,900 2,984

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Hundsun Technologies, Inc. Class A  1,676 $ 4,058
Hygeia Healthcare Holdings Co. Ltd.
Class C * ~ 5,200 18,729
Hygon Information Technology Co. Ltd.
Class A  1,921 18,455
IEIT Systems Co. Ltd. Class A  1,300 6,460
Iflytek Co. Ltd. Class A  1,900 11,184
Imeik Technology Development Co. Ltd.
Class A  240 5,679
Industrial & Commercial Bank of China Ltd.
Class A  52,800 41,402
Industrial & Commercial Bank of China Ltd.
Class H  899,000 534,347
Industrial Bank Co. Ltd. Class A  17,461 42,308
Industrial Securities Co. Ltd. Class A  7,460 5,182
Ingenic Semiconductor Co. Ltd. Class A  300 2,277
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 35,100 6,754
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,900 5,516
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. Class A  5,900 2,995
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  5,300 18,823
Inner Mongolia Yitai Coal Co. Ltd. Class B  14,700 26,401
Inner Mongolia Yuan Xing Energy Co. Ltd.
Class A  3,900 3,703
Innovent Biologics, Inc. * ~ 17,000 80,022
iQIYI, Inc. ADR * 6,545 24,020
Isoftstone Information Technology Group
Co. Ltd. Class A  900 4,336
JA Solar Technology Co. Ltd. Class A  2,856 4,394
Jason Furniture Hangzhou Co. Ltd. Class A  810 3,594
JCET Group Co. Ltd. Class A  1,500 6,519
JCHX Mining Management Co. Ltd. Class A  400 2,777
JD Health International, Inc. * ~ 15,450 41,893
JD Logistics, Inc. * ~ 27,400 29,314
JD.com, Inc. Class A  32,125 417,216
Jiangsu Eastern Shenghong Co. Ltd.
Class A  5,600 6,136
Jiangsu Expressway Co. Ltd. Class H  16,000 17,068
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,100 7,047
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  5,300 28,014
Jiangsu King's Luck Brewery JSC Ltd.
Class A  1,000 6,350
Jiangsu Nhwa Pharmaceutical Co. Ltd.
Class A  700 2,285
Jiangsu Pacific Quartz Co. Ltd. Class A  300 1,223
Jiangsu Phoenix Publishing & Media Corp.
Ltd. Class A  1,800 2,710
Jiangsu Yanghe Distillery Co. Ltd. Class A  1,300 14,425
Jiangsu Yangnong Chemical Co. Ltd.
Class A  420 3,260
Jiangsu Yoke Technology Co. Ltd. Class A  500 4,312
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  700 3,618
Jiangsu Zhongtian Technology Co. Ltd.
Class A  3,000 6,527
Jiangxi Copper Co. Ltd. Class A  400 1,300
Jiangxi Copper Co. Ltd. Class H  17,000 33,838
Jinduicheng Molybdenum Co. Ltd. Class A  2,900 4,149
Jinko Solar Co. Ltd. Class A  6,884 6,713
Jizhong Energy Resources Co. Ltd. Class A  2,500 2,305
a Shares Value
Joincare Pharmaceutical Group Industry Co.
Ltd. Class A  1,300 $ 1,996
Jointown Pharmaceutical Group Co. Ltd.
Class A  3,502 2,350
Jonjee Hi-Tech Industrial & Commercial
Holding Co. Ltd. Class A  500 1,560
Juneyao Airlines Co. Ltd. Class A  1,500 2,267
Kanzhun Ltd. ADR 3,631 68,299
KE Holdings, Inc. ADR 9,059 128,185
Kingdee International Software Group Co.
Ltd. * 40,000 37,404
Kingnet Network Co. Ltd. Class A  1,500 1,969
Kingsoft Corp. Ltd. 13,000 37,445
Kuaishou Technology * ~ 32,200 189,009
Kuang-Chi Technologies Co. Ltd. Class A * 2,100 5,000
Kunlun Energy Co. Ltd. 54,000 55,872
Kunlun Tech Co. Ltd. Class A  1,100 4,864
Kweichow Moutai Co. Ltd. Class A  1,000 201,482
LB Group Co. Ltd. Class A  2,100 5,362
Lenovo Group Ltd. 112,000 157,180
Lens Technology Co. Ltd. Class A  4,300 10,773
Lepu Medical Technology Beijing Co. Ltd.
Class A  1,300 2,653
Li Auto, Inc. Class A * 17,046 152,655
Li Ning Co. Ltd. * 32,000 68,958
Liaoning Port Co. Ltd. Class A  13,000 2,201
Lingyi iTech Guangdong Co. Class A  5,000 4,887
Livzon Pharmaceutical Group, Inc. Class A  400 2,047
Longfor Group Holdings Ltd. ~ 28,056 38,329
LONGi Green Energy Technology Co. Ltd.
Class A  6,302 12,139
Luxshare Precision Industry Co. Ltd. Class A  6,000 32,364
Luzhou Laojiao Co. Ltd. Class A  1,200 23,648
Mango Excellent Media Co. Ltd. Class A  1,800 5,163
Maxscend Microelectronics Co. Ltd. Class A  480 5,119
Meihua Holdings Group Co. Ltd. Class A  2,100 2,892
Meituan Class B * ~ 70,090 996,279
Metallurgical Corp. of China Ltd. Class A  16,500 7,034
MGI Tech Co. Ltd. Class A  294 1,915
Midea Group Co. Ltd. Class A  2,900 25,711
MINISO Group Holding Ltd. 5,328 25,373
MMG Ltd. * 40,000 15,261
Montage Technology Co. Ltd. Class A  944 7,384
Muyuan Foods Co. Ltd. Class A  4,560 27,336
Nanjing Iron & Steel Co. Ltd. Class A  3,700 2,536
Nanjing Securities Co. Ltd. Class A  2,600 2,745
NARI Technology Co. Ltd. Class A  6,658 22,823
National Silicon Industry Group Co. Ltd.
Class A * 1,752 3,321
NAURA Technology Group Co. Ltd. Class A  400 17,545
NetEase, Inc. 26,705 509,957
New China Life Insurance Co. Ltd. Class A  2,200 9,055
New China Life Insurance Co. Ltd. Class H  11,400 21,687
New Hope Liuhe Co. Ltd. Class A * 4,200 5,278
New Oriental Education & Technology
Group, Inc. * 20,600 158,334
Ninestar Corp. Class A * 1,300 4,711
Ningbo Deye Technology Co. Ltd. Class A  536 5,479
Ningbo Joyson Electronic Corp. Class A  1,000 2,032
Ningbo Orient Wires & Cables Co. Ltd.
Class A  600 4,027
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  1,200 5,780
Ningbo Shanshan Co. Ltd. Class A  1,600 1,784

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ningbo Tuopu Group Co. Ltd. Class A  1,000 $ 7,339
Ningxia Baofeng Energy Group Co. Ltd.
Class A  6,100 14,532
NIO, Inc. ADR * 18,760 78,042
Nongfu Spring Co. Ltd. Class H ~ 27,800 132,047
Offshore Oil Engineering Co. Ltd. Class A  3,100 2,519
OFILM Group Co. Ltd. Class A * 2,300 2,472
Oppein Home Group, Inc. Class A  500 3,675
Orient Securities Co. Ltd. Class A  6,392 6,673
Oriental Pearl Group Co. Ltd. Class A  2,400 2,005
Pangang Group Vanadium Titanium &
Resources Co. Ltd. Class A * 6,500 2,232
PDD Holdings, Inc. ADR * 8,259 1,098,034
People.cn Co. Ltd. Class A  1,200 3,282
People's Insurance Co. Group of China Ltd.
Class A  11,900 8,413
People's Insurance Co. Group of China Ltd.
Class H  114,000 39,061
PetroChina Co. Ltd. Class A  16,500 23,397
PetroChina Co. Ltd. Class H  294,000 296,868
Pharmaron Beijing Co. Ltd. Class A  1,050 2,678
PICC Property & Casualty Co. Ltd. Class H  96,000 119,017
Ping An Bank Co. Ltd. Class A  16,400 22,874
Ping An Insurance Group Co. of China Ltd.
Class A  9,300 52,798
Ping An Insurance Group Co. of China Ltd.
Class H  92,500 419,078
Pingdingshan Tianan Coal Mining Co. Ltd.
Class A  2,400 3,699
Piotech, Inc. Class A  173 2,847
Poly Developments & Holdings Group Co.
Ltd. Class A  10,000 12,037
Pop Mart International Group Ltd. ~ 6,600 32,190
Postal Savings Bank of China Co. Ltd.
Class A  28,000 19,526
Postal Savings Bank of China Co. Ltd.
Class H ~ 106,000 62,064
Power Construction Corp. of China Ltd.
Class A  15,300 11,755
Qifu Technology, Inc. ADR 1,671 32,969
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,500 10,787
Range Intelligent Computing Technology
Group Co. Ltd. Class A  1,000 3,275
Rockchip Electronics Co. Ltd. Class A  300 2,434
Rongsheng Petrochemical Co. Ltd. Class A  8,397 11,150
SAIC Motor Corp. Ltd. Class A  6,500 12,387
Sailun Group Co. Ltd. Class A  3,000 5,771
Sanan Optoelectronics Co. Ltd. Class A  4,100 6,600
Sangfor Technologies, Inc. Class A  300 2,081
Sany Heavy Industry Co. Ltd. Class A  7,000 15,877
Satellite Chemical Co. Ltd. Class A  2,898 7,162
SDIC Capital Co. Ltd. Class A  4,500 3,495
SDIC Power Holdings Co. Ltd. Class A  6,200 15,564
Seres Group Co. Ltd. Class A * 1,300 16,242
SF Holding Co. Ltd. Class A  4,100 20,101
SG Micro Corp. Class A  317 3,601
Shaanxi Coal Industry Co. Ltd. Class A  8,000 28,357
Shan Xi Hua Yang Group New Energy Co.
Ltd. Class A  3,150 4,315
Shandong Gold Mining Co. Ltd. Class A  3,700 13,877
Shandong Gold Mining Co. Ltd. Class H ~ 8,750 17,441
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  500 2,625
a Shares Value
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,810 $ 6,628
Shandong Linglong Tyre Co. Ltd. Class A  1,000 2,523
Shandong Nanshan Aluminum Co. Ltd.
Class A  8,000 4,188
Shandong Sun Paper Industry JSC Ltd.
Class A  1,700 3,264
Shandong Weigao Group Medical Polymer
Co. Ltd. Class H  34,800 16,578
Shanghai Aiko Solar Energy Co. Ltd.
Class A * 1,280 1,590
Shanghai Baosight Software Co. Ltd.
Class A  2,347 10,292
Shanghai Baosight Software Co. Ltd.
Class B  7,862 12,710
Shanghai BOCHU Electronic Technology
Corp. Ltd. Class A  134 3,402
Shanghai Construction Group Co. Ltd.
Class A  10,900 3,220
Shanghai Electric Group Co. Ltd. Class A * 10,900 5,545
Shanghai Electric Power Co. Ltd. Class A  1,900 2,584
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,800 5,478
Shanghai International Airport Co. Ltd.
Class A * 1,100 4,877
Shanghai International Port Group Co. Ltd.
Class A  4,700 3,736
Shanghai Jinjiang International Hotels Co.
Ltd. Class A  1,000 3,157
Shanghai Lingang Holdings Corp. Ltd.
Class A  1,700 2,131
Shanghai M&G Stationery, Inc. Class A  900 3,867
Shanghai Moons' Electric Co. Ltd. Class A  300 1,653
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  2,800 7,360
Shanghai Pharmaceuticals Holding Co. Ltd.
Class H  8,900 13,362
Shanghai Pudong Development Bank Co.
Ltd. Class A  24,836 28,096
Shanghai Putailai New Energy Technology
Co. Ltd. Class A  1,939 3,762
Shanghai RAAS Blood Products Co. Ltd.
Class A  5,500 5,911
Shanghai Rural Commercial Bank Co. Ltd.
Class A  8,200 7,576
Shanghai United Imaging Healthcare Co.
Ltd. Class A  510 7,693
Shanghai Yuyuan Tourist Mart Group Co.
Ltd. Class A  4,500 3,185
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,100 2,783
Shanxi Coal International Energy Group Co.
Ltd. Class A  1,400 2,817
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  4,700 6,669
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  2,500 6,236
Shanxi Meijin Energy Co. Ltd. Class A * 3,100 2,026
Shanxi Taigang Stainless Steel Co. Ltd.
Class A * 4,000 1,859
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A  1,040 30,109
Shede Spirits Co. Ltd. Class A  400 3,108
Shenergy Co. Ltd. Class A  4,600 5,588
Shengyi Technology Co. Ltd. Class A  2,000 5,770

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Shennan Circuits Co. Ltd. Class A  400 $ 5,805
Shenwan Hongyuan Group Co. Ltd. Class A  18,900 11,196
Shenzhen Capchem Technology Co. Ltd.
Class A  520 2,043
Shenzhen Energy Group Co. Ltd. Class A  3,300 3,314
Shenzhen Goodix Technology Co. Ltd.
Class A  300 2,831
Shenzhen Inovance Technology Co. Ltd.
Class A  1,050 7,405
Shenzhen Kangtai Biological Products Co.
Ltd. Class A  760 1,631
Shenzhen Kedali Industry Co. Ltd. Class A  200 2,100
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd. Class A  1,000 40,008
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  700 6,489
Shenzhen Salubris Pharmaceuticals Co.
Ltd. Class A  800 2,929
Shenzhen Transsion Holdings Co. Ltd.
Class A  937 9,851
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  600 2,112
Shenzhou International Group Holdings Ltd. 11,500 112,336
Shijiazhuang Yiling Pharmaceutical Co. Ltd.
Class A  1,120 2,361
Sichuan Changhong Electric Co. Ltd.
Class A  3,200 1,970
Sichuan Chuantou Energy Co. Ltd. Class A  4,000 10,322
Sichuan Hebang Biotechnology Co. Ltd.
Class A  6,200 1,406
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,400 5,841
Sichuan Road & Bridge Co. Ltd. Class A  6,180 6,711
Sichuan Swellfun Co. Ltd. Class A  282 1,457
Sieyuan Electric Co. Ltd. Class A  700 6,433
Silergy Corp. 5,000 70,922
Sinolink Securities Co. Ltd. Class A  2,600 2,695
Sinoma International Engineering Co.
Class A  2,500 4,144
Sinoma Science & Technology Co. Ltd.
Class A  1,200 2,129
Sinomine Resource Group Co. Ltd. Class A  468 1,722
Sinopharm Group Co. Ltd. Class H  18,800 49,999
Sinotruk Hong Kong Ltd. 9,500 24,661
Smoore International Holdings Ltd. ~ 25,000 30,256
Songcheng Performance Development Co.
Ltd. Class A  2,900 3,201
SooChow Securities Co. Ltd. Class A  3,510 2,847
Southwest Securities Co. Ltd. Class A  4,700 2,312
Spring Airlines Co. Ltd. Class A * 800 6,194
StarPower Semiconductor Ltd. Class A  140 1,654
Sungrow Power Supply Co. Ltd. Class A  1,260 10,742
Sunny Optical Technology Group Co. Ltd. 9,900 60,878
Sunresin New Materials Co. Ltd. Class A  500 2,867
Sunwoda Electronic Co. Ltd. Class A  1,300 2,708
SUPCON Technology Co. Ltd. Class A  722 3,738
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,800 5,115
Suzhou Maxwell Technologies Co. Ltd.
Class A  216 3,549
Suzhou TFC Optical Communication Co.
Ltd. Class A  420 5,069
TAL Education Group ADR * 6,080 64,874
TBEA Co. Ltd. Class A  4,400 8,387
TCL Technology Group Corp. Class A  16,200 9,613
a Shares Value
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  3,650 $ 4,339
Tencent Holdings Ltd. 91,300 4,331,302
Tencent Music Entertainment Group ADR 10,383 145,881
Thunder Software Technology Co. Ltd.
Class A  300 1,877
Tian Di Science & Technology Co. Ltd.
Class A  4,000 3,793
Tianfeng Securities Co. Ltd. Class A * 6,000 1,796
Tianqi Lithium Corp. Class A  1,300 5,338
Tianshan Aluminum Group Co. Ltd. Class A  3,200 3,565
Tianshui Huatian Technology Co. Ltd.
Class A  2,200 2,460
Tingyi Cayman Islands Holding Corp. 28,000 33,730
Tongcheng Travel Holdings Ltd. ~ 17,200 34,112
TongFu Microelectronics Co. Ltd. Class A  1,400 4,274
Tongkun Group Co. Ltd. Class A * 1,700 3,729
Tongling Nonferrous Metals Group Co. Ltd.
Class A  10,600 5,249
Tongwei Co. Ltd. Class A  3,700 9,717
Topsports International Holdings Ltd. ~ 26,000 13,806
TravelSky Technology Ltd. Class H  13,000 15,200
Trina Solar Co. Ltd. Class A  1,897 4,405
Trip.com Group Ltd. * 7,599 359,629
Tsingtao Brewery Co. Ltd. Class A  600 6,001
Tsingtao Brewery Co. Ltd. Class H  8,000 53,211
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  739 5,329
Unisplendour Corp. Ltd. Class A  2,400 7,336
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,300 2,866
Vipshop Holdings Ltd. ADR 5,140 66,923
Walvax Biotechnology Co. Ltd. Class A  1,100 1,720
Wanda Film Holding Co. Ltd. Class A * 1,500 2,493
Wanhua Chemical Group Co. Ltd. Class A  2,600 28,878
Want Want China Holdings Ltd. 65,000 39,288
Weichai Power Co. Ltd. Class A  5,600 12,512
Weichai Power Co. Ltd. Class H  27,000 51,404
Weihai Guangwei Composites Co. Ltd.
Class A  860 2,935
Wens Foodstuffs Group Co. Ltd. Class A  5,500 15,003
Western Mining Co. Ltd. Class A  2,000 4,929
Western Securities Co. Ltd. Class A  3,200 2,723
Western Superconducting Technologies Co.
Ltd. Class A  426 2,243
Will Semiconductor Co. Ltd. Class A  980 13,379
Wingtech Technology Co. Ltd. Class A * 1,100 4,262
Wintime Energy Group Co. Ltd. Class A * 15,400 2,498
Wuchan Zhongda Group Co. Ltd. Class A  3,600 2,148
Wuhan Guide Infrared Co. Ltd. Class A  2,954 2,391
Wuliangye Yibin Co. Ltd. Class A  3,200 56,253
WUS Printed Circuit Kunshan Co. Ltd.
Class A  1,600 7,983
WuXi AppTec Co. Ltd. Class A  1,900 10,240
WuXi AppTec Co. Ltd. Class H ~ 5,140 19,221
Wuxi Biologics Cayman, Inc. * ~ 53,000 77,999
XCMG Construction Machinery Co. Ltd.
Class A  9,800 9,631
Xiamen C & D, Inc. Class A  3,300 4,052
Xiamen Faratronic Co. Ltd. Class A  200 2,095
Xiamen Tungsten Co. Ltd. Class A  1,000 2,370
Xiaomi Corp. Class B * ~ 211,400 444,406
Xinjiang Daqo New Energy Co. Ltd. Class A  1,593 4,470
Xinyi Solar Holdings Ltd. 68,081 34,190

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
XPeng, Inc. Class A * 17,008 $ 62,730
Yadea Group Holdings Ltd. ~ 18,000 22,645
Yankuang Energy Group Co. Ltd. Class A  3,200 10,003
Yankuang Energy Group Co. Ltd. Class H  44,200 63,045
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  700 3,373
Yealink Network Technology Corp. Ltd.
Class A  1,080 5,455
Yifeng Pharmacy Chain Co. Ltd. Class A  1,106 3,730
Yihai Kerry Arawana Holdings Co. Ltd.
Class A  1,500 5,639
Yintai Gold Co. Ltd. Class A  2,300 5,135
YongXing Special Materials Technology Co.
Ltd. Class A  350 1,720
Yonyou Network Technology Co. Ltd.
Class A * 2,400 3,294
Youngor Fashion Co. Ltd. Class A  3,200 3,135
YTO Express Group Co. Ltd. Class A  2,800 6,018
Yum China Holdings, Inc. 5,419 167,122
Yunda Holding Co. Ltd. Class A  2,000 2,127
Yunnan Aluminium Co. Ltd. Class A  2,800 5,190
Yunnan Baiyao Group Co. Ltd. Class A  1,460 10,275
Yunnan Botanee Bio-Technology Group Co.
Ltd. Class A  300 1,992
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  3,600 2,639
Yunnan Energy New Material Co. Ltd.
Class A  900 3,917
Yunnan Tin Co. Ltd. Class A  1,200 2,553
Yunnan Yuntianhua Co. Ltd. Class A  1,600 4,271
Yutong Bus Co. Ltd. Class A  1,900 6,746
Zangge Mining Co. Ltd. Class A  1,500 4,959
Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. Class A  500 14,252
Zhaojin Mining Industry Co. Ltd. Class H  21,000 35,160
Zhejiang Century Huatong Group Co. Ltd.
Class A * 5,220 2,460
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,700 4,790
Zhejiang Chint Electrics Co. Ltd. Class A  1,900 4,979
Zhejiang Dahua Technology Co. Ltd. Class A  2,900 6,151
Zhejiang Dingli Machinery Co. Ltd. Class A  500 4,148
Zhejiang Expressway Co. Ltd. Class H  22,840 15,371
Zhejiang Huahai Pharmaceutical Co. Ltd.
Class A  1,500 3,518
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,475 4,478
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  900 3,555
Zhejiang Juhua Co. Ltd. Class A  2,300 7,634
Zhejiang Leapmotor Technology Co. Ltd. * ~ 7,000 23,958
Zhejiang Longsheng Group Co. Ltd. Class A  2,200 2,598
Zhejiang NHU Co. Ltd. Class A  2,604 6,875
Zhejiang Sanhua Intelligent Controls Co.
Ltd. Class A  1,300 3,411
Zhejiang Supor Co. Ltd. Class A  500 3,448
Zhejiang Wanfeng Auto Wheel Co. Ltd.
Class A  2,100 3,827
Zhejiang Weiming Environment Protection
Co. Ltd. Class A  1,520 4,302
Zhejiang Weixing New Building Materials Co.
Ltd. Class A  1,800 3,816
Zhejiang Zheneng Electric Power Co. Ltd.
Class A * 9,300 9,100
Zheshang Securities Co. Ltd. Class A  3,300 4,858
Zhongji Innolight Co. Ltd. Class A  900 16,886
a Shares Value
Zhongjin Gold Corp. Ltd. Class A  3,800 $ 7,712
Zhongsheng Group Holdings Ltd. 11,500 16,799
Zhongtai Securities Co. Ltd. Class A  5,900 4,597
Zhuzhou CRRC Times Electric Co. Ltd. 6,600 26,007
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  704 4,779
Zijin Mining Group Co. Ltd. Class A  17,700 42,600
Zijin Mining Group Co. Ltd. Class H  74,000 155,919
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,900 6,230
ZTE Corp. Class A  3,300 12,653
ZTE Corp. Class H * 10,600 23,350
ZTO Express Cayman, Inc. ADR 5,866 121,719
26,125,765
Colombia - 0.1%
spacing
Bancolombia SA 4,360 37,079
Interconexion Electrica SA ESP 6,194 27,159
64,238
Czech Republic - 0.1%
spacing
CEZ AS 2,224 83,668
Komercni Banka AS 1,023 34,176
Moneta Money Bank AS ~ 3,314 14,442
132,286
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 31,220 50,311
Eastern Co. SAE 18,803 7,117
Talaat Moustafa Group 12,804 15,166
72,594
Greece - 0.5%
spacing
Alpha Services & Holdings SA * 30,877 50,259
Eurobank Ergasias Services & Holdings SA
Class A * 35,872 77,788
Hellenic Telecommunications Organization
SA 2,592 37,257
Jumbo SA 1,592 45,829
Metlen Energy & Metals SA 1,470 54,878
Motor Oil Hellas Corinth Refineries SA 910 22,844
National Bank of Greece SA * 10,722 89,381
OPAP SA * 2,538 39,793
Piraeus Financial Holdings SA * 14,677 53,410
Public Power Corp. SA * 2,920 35,121
506,560
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Orient Overseas International Ltd. 2,000 32,501
Sino Biopharmaceutical Ltd. 143,000 48,908
81,409
Hungary - 0.2%
spacing
MOL Hungarian Oil & Gas PLC 6,044 47,164
OTP Bank Nyrt 3,080 152,776
Richter Gedeon Nyrt 1,901 49,380
249,320
India - 18.9%
spacing
ABB India Ltd. 733 74,601

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Adani Enterprises Ltd. 2,365 $ 89,990
Adani Green Energy Ltd. * 4,380 93,687
Adani Ports & Special Economic Zone Ltd. 7,303 129,276
Adani Power Ltd. * 10,663 91,676
Ambuja Cements Ltd. 8,184 65,634
APL Apollo Tubes Ltd. 2,273 42,331
Apollo Hospitals Enterprise Ltd. 1,391 102,995
Ashok Leyland Ltd. 20,276 58,738
Asian Paints Ltd. 5,294 184,839
Astral Ltd. 1,862 53,083
AU Small Finance Bank Ltd. ~ 5,024 40,458
Aurobindo Pharma Ltd. 3,643 52,699
Avenue Supermarts Ltd. * ~ 2,248 127,153
Axis Bank Ltd. 31,555 478,210
Bajaj Auto Ltd. 926 105,492
Bajaj Finance Ltd. 3,843 327,512
Bajaj Finserv Ltd. 5,290 100,615
Bajaj Holdings & Investment Ltd. 369 37,736
Balkrishna Industries Ltd. 1,066 41,196
Bandhan Bank Ltd. ~ 10,982 26,816
Bank of Baroda 14,338 47,257
Bharat Electronics Ltd. 50,505 184,831
Bharat Forge Ltd. 3,537 70,809
Bharat Heavy Electricals Ltd. 14,464 52,064
Bharat Petroleum Corp. Ltd. 10,503 38,212
Bharat Petroleum Corp. Ltd. * 10,503 38,212
Bharti Airtel Ltd. 31,324 541,950
Bosch Ltd. 102 41,672
Britannia Industries Ltd. * 1,496 98,115
Canara Bank 25,260 36,109
CG Power & Industrial Solutions Ltd. 8,444 71,273
Cholamandalam Investment and Finance
Co. Ltd. 5,795 98,749
Cipla Ltd. 7,248 128,469
Coal India Ltd. 21,298 120,666
Colgate-Palmolive India Ltd. 1,878 63,955
Container Corp. of India Ltd. 3,380 42,169
Cummins India Ltd. 1,912 90,790
Dabur India Ltd. 7,326 52,732
Divi's Laboratories Ltd. 1,650 90,836
DLF Ltd. 10,253 101,219
Dr Reddy's Laboratories Ltd. 1,612 123,647
Eicher Motors Ltd. 1,890 105,836
GAIL India Ltd. 31,953 83,942
GMR Airports Infrastructure Ltd. * 33,525 38,709
Godrej Consumer Products Ltd. 5,649 93,044
Godrej Properties Ltd. * 1,729 66,356
Grasim Industries Ltd. 3,611 115,461
Havells India Ltd. 3,467 75,722
HCL Technologies Ltd. 13,112 228,920
HDFC Asset Management Co. Ltd. ~ 1,329 63,588
HDFC Bank Ltd. 38,820 783,939
HDFC Life Insurance Co. Ltd. ~ 13,369 95,304
Hero MotoCorp Ltd. 1,658 110,725
Hindalco Industries Ltd. 18,563 153,876
Hindustan Aeronautics Ltd. ~ 2,773 174,897
Hindustan Petroleum Corp. Ltd. * 3,928 15,616
Hindustan Petroleum Corp. Ltd. 7,855 31,232
Hindustan Unilever Ltd. 11,352 336,315
ICICI Bank Ltd. 71,785 1,033,230
ICICI Lombard General Insurance Co. Ltd. ~ 3,068 65,699
ICICI Prudential Life Insurance Co. Ltd. ~ 4,985 36,140
IDFC First Bank Ltd. * 48,113 47,348
Indian Hotels Co. Ltd. 11,832 88,516
a Shares Value
Indian Oil Corp. Ltd. 39,057 $ 77,381
Indian Railway Catering & Tourism Corp.
Ltd. 3,318 39,297
Indus Towers Ltd. * 11,217 50,431
IndusInd Bank Ltd. 3,985 69,889
Info Edge India Ltd. 983 79,913
Infosys Ltd. 45,855 860,546
InterGlobe Aviation Ltd. * ~ 2,403 121,776
ITC Ltd. 41,255 209,971
Jindal Stainless Ltd. 4,524 44,560
Jindal Steel & Power Ltd. 4,880 61,021
Jio Financial Services Ltd. * 39,508 169,227
JSW Energy Ltd. 4,841 42,582
JSW Steel Ltd. 8,340 93,026
Jubilant Foodworks Ltd. 5,038 33,972
Kotak Mahindra Bank Ltd. 15,105 325,658
Larsen & Toubro Ltd. 9,307 395,339
LTIMindtree Ltd. ~ 1,224 78,852
Lupin Ltd. 3,153 61,208
Macrotech Developers Ltd. ~ 4,120 74,300
Mahindra & Mahindra Ltd. 12,884 442,276
Mankind Pharma Ltd. * 1,384 35,248
Marico Ltd. 7,149 52,544
Maruti Suzuki India Ltd. 1,954 281,733
Max Healthcare Institute Ltd. 10,745 121,014
Mphasis Ltd. 1,045 30,700
MRF Ltd. 32 49,648
Muthoot Finance Ltd. 1,657 35,636
Nestle India Ltd. 4,658 142,396
NHPC Ltd. 41,754 50,334
NMDC Ltd. 14,088 41,465
NTPC Ltd. 60,318 273,529
Oil & Natural Gas Corp. Ltd. 43,473 142,660
Page Industries Ltd. 85 39,802
PB Fintech Ltd. * 4,056 67,949
Persistent Systems Ltd. 1,383 70,226
Petronet LNG Ltd. 10,382 41,045
Phoenix Mills Ltd. 1,358 58,333
PI Industries Ltd. 1,046 47,591
Pidilite Industries Ltd. 2,105 79,648
Polycab India Ltd. 727 58,708
Power Finance Corp. Ltd. 20,545 119,290
Power Grid Corp. of India Ltd. 64,346 254,830
Punjab National Bank 30,593 45,134
REC Ltd. 18,211 114,547
Reliance Industries Ltd. 42,048 1,576,238
Samvardhana Motherson International Ltd. 37,464 85,296
SBI Cards & Payment Services Ltd. 3,906 33,892
SBI Life Insurance Co. Ltd. ~ 6,226 111,303
Shree Cement Ltd. 123 41,063
Shriram Finance Ltd. 3,892 135,563
Siemens Ltd. 1,230 113,506
Solar Industries India Ltd. 376 45,085
Sona Blw Precision Forgings Ltd. ~ 5,659 43,444
SRF Ltd. 2,047 59,711
State Bank of India 24,663 250,560
Sun Pharmaceutical Industries Ltd. 13,252 241,315
Sundaram Finance Ltd. 920 51,706
Supreme Industries Ltd. 877 62,503
Suzlon Energy Ltd. * 131,677 83,193
Tata Communications Ltd. 1,584 35,175
Tata Consultancy Services Ltd. 12,488 583,355
Tata Consumer Products Ltd. 7,894 103,704
Tata Elxsi Ltd. 469 39,319

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Tata Motors Ltd. 22,718 $ 269,185
Tata Motors Ltd. Class A  6,696 53,349
Tata Power Co. Ltd. 19,943 105,233
Tata Steel Ltd. 103,152 214,732
Tech Mahindra Ltd. 7,415 126,780
Thermax Ltd. 575 36,884
Titan Co. Ltd. 4,913 200,217
Torrent Pharmaceuticals Ltd. 1,402 46,886
Torrent Power Ltd. 2,335 41,906
Trent Ltd. 2,506 164,442
Tube Investments of India Ltd. 1,468 74,904
TVS Motor Co. Ltd. 3,284 93,001
UltraTech Cement Ltd. 1,588 221,870
Union Bank of India Ltd. 21,171 34,594
United Spirits Ltd. 4,015 61,360
UPL Ltd. 6,241 42,689
Varun Beverages Ltd. 6,279 122,458
Vedanta Ltd. 15,346 83,476
Wipro Ltd. 18,023 111,260
Yes Bank Ltd. * 198,818 56,341
Zomato Ltd. * 91,445 219,447
19,965,068
Indonesia - 1.6%
spacing
Adaro Energy Indonesia Tbk. PT 198,700 33,855
Amman Mineral Internasional PT * 89,900 60,314
Aneka Tambang  Tbk. PT 112,100 8,537
Astra International Tbk. PT 280,100 76,142
Bank Central Asia Tbk. PT 766,000 463,499
Bank Mandiri Persero Tbk. PT 515,800 192,968
Bank Negara Indonesia Persero Tbk. PT 206,300 58,538
Bank Rakyat Indonesia Persero Tbk. PT 942,197 264,189
Barito Pacific Tbk. PT 389,413 23,497
Chandra Asri Pacific Tbk. PT 107,600 60,618
Charoen Pokphand Indonesia Tbk. PT 101,700 31,519
GoTo Gojek Tokopedia Tbk. PT * 12,463,900 37,906
Indah Kiat Pulp & Paper Tbk. PT 33,400 18,124
Indofood CBP Sukses Makmur Tbk. PT 32,200 20,254
Indofood Sukses Makmur Tbk. PT 60,700 22,519
Kalbe Farma Tbk. PT 289,500 26,961
Merdeka Copper Gold Tbk. PT * 133,662 19,363
Sumber Alfaria Trijaya Tbk. PT 258,300 43,379
Telkom Indonesia Persero Tbk. PT 685,300 130,198
Unilever Indonesia Tbk. PT 104,900 19,307
United Tractors Tbk. PT 20,500 27,487
1,639,174
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 20,062 37,095
Gulf Bank KSCP 26,188 24,402
Kuwait Finance House KSCP 141,428 328,262
Mabanee Co. KPSC 9,520 25,786
Mobile Telecommunications Co. 26,863 39,010
National Bank of Kuwait SAKP 109,181 306,983
761,538
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,884 47,582
Malaysia - 1.3%
spacing
AMMB Holdings Bhd. 34,300 31,149
Axiata Group Bhd. 38,300 21,187
CELCOMDIGI Bhd. 48,600 37,869
a Shares Value
CIMB Group Holdings Bhd. 95,720 $ 137,909
Gamuda Bhd. 26,851 37,413
Genting Bhd. 29,800 29,725
Genting Malaysia Bhd. 41,500 22,401
Hong Leong Bank Bhd. 8,900 36,191
IHH Healthcare Bhd. 30,100 40,197
Inari Amertron Bhd. 38,500 30,141
IOI Corp. Bhd. 34,300 26,874
Kuala Lumpur Kepong Bhd. 6,733 29,419
Malayan Banking Bhd. 74,788 157,899
Malaysia Airports Holdings Bhd. 12,592 26,410
Maxis Bhd. 32,400 24,244
MISC Bhd. 18,300 32,994
MR DIY Group M Bhd. ~ 45,750 18,814
Nestle Malaysia Bhd. 1,000 25,755
Petronas Chemicals Group Bhd. 38,400 51,318
Petronas Dagangan Bhd. 4,000 14,788
Petronas Gas Bhd. 11,100 41,929
PPB Group Bhd. 8,800 26,649
Press Metal Aluminium Holdings Bhd. 50,600 61,716
Public Bank Bhd. 200,600 170,830
QL Resources Bhd. 14,900 20,572
RHB Bank Bhd. 20,578 24,031
SD Guthrie Bhd. 28,502 25,460
Sime Darby Bhd. 37,600 20,859
Telekom Malaysia Bhd. 16,081 23,040
Tenaga Nasional Bhd. 36,200 105,742
YTL Corp. Bhd. 45,700 33,330
YTL Power International Bhd. 33,800 34,416
1,421,271
Mexico - 2.2%
spacing
Alfa SAB de CV Class A  43,400 25,359
America Movil SAB de CV 256,900 218,635
Arca Continental SAB de CV 7,100 69,626
Banco del Bajio SA ~ 10,700 32,466
Cemex SAB de CV 202,700 129,741
Coca-Cola Femsa SAB de CV 7,210 61,822
Fibra Uno Administracion SA de CV REIT 40,000 49,150
Fomento Economico Mexicano SAB de CV 26,700 287,257
Gruma SAB de CV Class B  2,545 46,433
Grupo Aeroportuario del Centro Norte SAB
de CV 3,900 33,076
Grupo Aeroportuario del Pacifico SAB de
CV Class B  5,335 83,453
Grupo Aeroportuario del Sureste SAB de
CV Class B  2,485 74,815
Grupo Bimbo SAB de CV 18,200 64,275
Grupo Carso SAB de CV Class Series A1  7,800 53,617
Grupo Financiero Banorte SAB de CV
Class O  35,900 279,743
Grupo Financiero Inbursa SAB de CV
Class O * 25,300 60,114
Grupo Mexico SAB de CV 42,900 230,762
Industrias Penoles SAB de CV * 2,700 35,088
Kimberly-Clark de Mexico SAB de CV
Class A  20,800 35,984
Operadora De Sites Mexicanos SAB de CV 17,700 15,954
Orbia Advance Corp. SAB de CV 13,600 18,978
Prologis Property Mexico SA de CV REIT 10,819 35,352
Promotora y Operadora de Infraestructura
SAB de CV 2,615 24,193
Southern Copper Corp. 1,181 127,241

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Wal-Mart de Mexico SAB de CV 72,300 $ 246,045
2,339,179
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 2,261 38,324
Credicorp Ltd. 934 150,682
189,006
Philippines - 0.5%
spacing
Ayala Corp. 3,380 33,532
Ayala Land, Inc. 91,700 44,515
Bank of the Philippine Islands 25,171 51,150
BDO Unibank, Inc. 32,572 71,247
International Container Terminal Services,
Inc. 14,000 83,557
JG Summit Holdings, Inc. 36,150 16,068
Jollibee Foods Corp. 6,130 23,609
Manila Electric Co. 3,860 24,105
Metropolitan Bank & Trust Co. 24,660 28,463
PLDT, Inc. 1,030 25,254
SM Investments Corp. 2,990 42,300
SM Prime Holdings, Inc. 138,500 66,776
Universal Robina Corp. 11,820 22,426
533,002
Poland - 0.9%
spacing
Allegro.eu SA * ~ 8,024 74,992
Bank Polska Kasa Opieki SA 2,532 105,354
Budimex SA 176 30,452
CD Projekt SA 882 30,423
Dino Polska SA * ~ 674 67,919
KGHM Polska Miedz SA 1,915 71,050
LPP SA 15 63,617
mBank SA * 203 31,988
ORLEN SA 7,993 134,289
PGE Polska Grupa Energetyczna SA * 12,543 22,374
Powszechna Kasa Oszczednosci Bank
Polski SA 12,053 188,031
Powszechny Zaklad Ubezpieczen SA 8,319 106,210
Santander Bank Polska SA 488 65,402
992,101
Qatar - 0.8%
spacing
Barwa Real Estate Co. 29,622 22,363
Commercial Bank PSQC 44,968 52,971
Dukhan Bank 25,395 26,344
Industries Qatar QSC 20,827 73,201
Masraf Al Rayan QSC 83,706 53,792
Mesaieed Petrochemical Holding Co. 77,961 35,260
Ooredoo QPSC 11,244 31,499
Qatar Electricity & Water Co. QSC 5,990 25,809
Qatar Fuel QSC 8,213 33,663
Qatar Gas Transport Co. Ltd. 38,225 49,427
Qatar International Islamic Bank QSC 13,626 37,424
Qatar Islamic Bank QPSC 24,497 125,745
Qatar National Bank QPSC 63,797 256,909
824,407
Romania - 0.0%
spacing
NEPI Rockcastle NV * 7,637 55,144
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
a Shares Value
Gazprom PJSC * ± Ω 58,020 $ –
Gazprom PJSC ADR (LI) * ± Ω 194,171 –
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 437 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
PhosAgro PJSC GDR (OTC) * ~ ± Ω 310 –
Polyus PJSC * ± Ω 241 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ)
* ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 21,000,000 1
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 3.9%
spacing
ACWA Power Co. 2,024 191,092
Ades Holding Co. * 4,613 24,740
Advanced Petrochemical Co. * 1,735 17,818
Al Rajhi Bank 27,047 589,543
Alinma Bank 16,877 140,730
Almarai Co. JSC 3,406 51,330
Arab National Bank 12,396 67,083
Arabian Internet & Communications
Services Co. 329 25,619
Bank Al-Jazira * 6,904 30,461
Bank AlBilad 8,420 73,402
Banque Saudi Fransi 8,126 77,016
Bupa Arabia for Cooperative Insurance Co. 1,139 78,026
Co. for Cooperative Insurance 1,014 39,074
Dallah Healthcare Co. 465 19,707
Dar Al Arkan Real Estate Development Co. * 7,208 22,657
Dr Sulaiman Al Habib Medical Services
Group Co. 1,204 92,369
Elm Co. 331 75,644
Etihad Etisalat Co. 5,198 73,938
Jarir Marketing Co. 8,025 27,129
Mobile Telecommunications Co. Saudi
Arabia 6,055 18,915
Mouwasat Medical Services Co. 1,350 43,530
Nahdi Medical Co. 530 18,537
Power & Water Utility Co. for Jubail & Yanbu 1,017 16,439

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Riyad Bank 20,271 $ 140,929
SABIC Agri-Nutrients Co. 3,206 96,464
Sahara International Petrochemical Co. 4,938 38,434
SAL Saudi Logistics Services 330 26,561
Saudi Arabian Mining Co. * 17,764 204,019
Saudi Arabian Oil Co. ~ 50,306 370,715
Saudi Aramco Base Oil Co. 689 24,165
Saudi Awwal Bank 13,879 143,292
Saudi Basic Industries Corp. 12,414 243,211
Saudi Electricity Co. 11,559 50,620
Saudi Industrial Investment Group 5,051 28,303
Saudi Investment Bank 8,372 28,659
Saudi Kayan Petrochemical Co. * 10,085 21,790
Saudi National Bank 40,588 400,370
Saudi Research & Media Group * 498 27,371
Saudi Tadawul Group Holding Co. 660 43,877
Saudi Telecom Co. 27,593 275,794
Savola Group * 3,601 44,770
Yanbu National Petrochemical Co. 3,765 36,724
4,060,867
South Africa - 2.7%
spacing
Absa Group Ltd. 11,726 102,122
Anglo American Platinum Ltd. 909 29,936
Aspen Pharmacare Holdings Ltd. 5,215 66,875
Bid Corp. Ltd. 4,628 108,075
Bidvest Group Ltd. 4,691 73,631
Capitec Bank Holdings Ltd. 1,202 174,525
Clicks Group Ltd. 3,279 62,413
Discovery Ltd. 7,476 55,346
Exxaro Resources Ltd. 3,362 33,130
FirstRand Ltd. 69,679 295,524
Gold Fields Ltd. 12,344 184,450
Harmony Gold Mining Co. Ltd. 7,684 71,140
Impala Platinum Holdings Ltd. 12,461 61,887
Kumba Iron Ore Ltd. 872 21,071
MTN Group Ltd. 23,426 109,010
Naspers Ltd. Class N  2,462 482,720
Nedbank Group Ltd. 6,398 90,576
Northam Platinum Holdings Ltd. 4,885 34,180
Old Mutual Ltd. 65,940 44,905
OUTsurance Group Ltd. 11,566 29,510
Pepkor Holdings Ltd. ~ 33,164 34,107
Remgro Ltd. 6,943 51,934
Sanlam Ltd. 24,313 108,136
Sasol Ltd. 7,954 60,414
Shoprite Holdings Ltd. 6,940 108,820
Sibanye Stillwater Ltd. 38,953 42,107
Standard Bank Group Ltd. 18,503 215,447
Vodacom Group Ltd. 8,585 46,064
Woolworths Holdings Ltd. 12,969 44,038
2,842,093
South Korea - 11.3%
spacing
Alteogen, Inc. * 549 111,293
Amorepacific Corp. 404 48,905
Celltrion Pharm, Inc. * 258 16,558
Celltrion, Inc. 2,108 265,783
CJ CheilJedang Corp. 114 31,809
CosmoAM&T Co. Ltd. * 333 34,616
Coway Co. Ltd. 769 35,645
DB Insurance Co. Ltd. 637 52,777
Doosan Bobcat, Inc. 759 28,100
Doosan Enerbility Co. Ltd. * 6,199 90,120
a Shares Value
Ecopro BM Co. Ltd. * 675 $ 89,052
Ecopro Co. Ltd. * 1,379 89,581
Ecopro Materials Co. Ltd. * 191 12,508
Enchem Co. Ltd. * 155 25,142
GS Holdings Corp. 646 21,934
Hana Financial Group, Inc. 4,041 177,723
Hanjin Kal Corp. 369 17,222
Hankook Tire & Technology Co. Ltd. 1,026 33,529
Hanmi Pharm Co. Ltd. 97 18,989
Hanmi Semiconductor Co. Ltd. 605 74,745
Hanwha Aerospace Co. Ltd. 490 88,371
Hanwha Ocean Co. Ltd. * 1,267 28,085
Hanwha Solutions Corp. 1,547 30,752
HD Hyundai Co. Ltd. 598 32,241
HD Hyundai Electric Co. Ltd. 299 66,817
HD Hyundai Heavy Industries Co. Ltd. * 305 34,404
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 585 67,341
HLB, Inc. * 1,627 68,790
HMM Co. Ltd. 3,326 47,388
HYBE Co. Ltd. 288 42,181
Hyundai Engineering & Construction Co.
Ltd. 1,084 25,124
Hyundai Glovis Co. Ltd. 258 40,922
Hyundai Mobis Co. Ltd. 840 152,605
Hyundai Motor Co. 1,889 402,844
Hyundai Steel Co. 1,165 24,478
Industrial Bank of Korea 3,887 39,572
Kakao Corp. 4,304 126,097
KakaoBank Corp. 2,306 33,820
KB Financial Group, Inc. 5,296 301,237
Kia Corp. 3,610 337,792
Korea Aerospace Industries Ltd. 1,008 38,692
Korea Electric Power Corp. * 3,567 50,495
Korea Investment Holdings Co. Ltd. 580 29,324
Korea Zinc Co. Ltd. 113 42,100
Korean Air Lines Co. Ltd. 2,530 42,613
Krafton, Inc. * 400 81,368
KT Corp. 438 11,870
KT&G Corp. 1,429 91,309
Kum Yang Co. Ltd. * 522 32,353
Kumho Petrochemical Co. Ltd. 230 24,392
L&F Co. Ltd. * 351 34,245
LG Chem Ltd. 684 170,449
LG Corp. 1,303 75,800
LG Display Co. Ltd. * 4,173 34,678
LG Electronics, Inc. 1,471 117,894
LG Energy Solution Ltd. * 645 152,022
LG H&H Co. Ltd. 129 32,220
LG Innotek Co. Ltd. 197 38,703
LG Uplus Corp. 3,035 21,615
Lotte Chemical Corp. 267 22,149
Meritz Financial Group, Inc. 1,345 77,011
Mirae Asset Securities Co. Ltd. 3,299 17,450
NAVER Corp. 1,794 215,879
NCSoft Corp. 196 25,466
Netmarble Corp. * ~ 356 13,798
NH Investment & Securities Co. Ltd. Class C  1,842 16,920
Orion Corp. 327 21,828
Posco DX Co. Ltd. 735 20,319
POSCO Future M Co. Ltd. 428 79,573
POSCO Holdings, Inc. 989 258,863
Posco International Corp. 730 34,396
S-Oil Corp. 618 29,791

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Samsung Biologics Co. Ltd. * ~ 245 $ 128,938
Samsung C&T Corp. 1,154 118,429
Samsung E&A Co. Ltd. * 2,170 37,821
Samsung Electro-Mechanics Co. Ltd. 775 88,366
Samsung Electronics Co. Ltd. 65,822 3,873,873
Samsung Fire & Marine Insurance Co. Ltd. 426 119,829
Samsung Heavy Industries Co. Ltd. * 9,101 61,727
Samsung Life Insurance Co. Ltd. 1,106 70,740
Samsung SDI Co. Ltd. 760 194,067
Samsung SDS Co. Ltd. 587 63,007
Shinhan Financial Group Co. Ltd. 5,984 208,614
SK Biopharmaceuticals Co. Ltd. * 431 24,149
SK Bioscience Co. Ltd. * 364 13,850
SK Hynix, Inc. 7,541 1,279,772
SK IE Technology Co. Ltd. * ~ 395 12,581
SK Innovation Co. Ltd. * 858 71,888
SK Square Co. Ltd. * 1,345 97,059
SK Telecom Co. Ltd. 741 27,667
SK, Inc. 506 57,912
SKC Co. Ltd. * 262 31,898
Woori Financial Group, Inc. 8,230 87,813
Yuhan Corp. 779 45,596
11,938,073
Taiwan - 19.0%
spacing
Accton Technology Corp. 7,000 119,136
Acer, Inc. 40,000 57,619
Advantech Co. Ltd. 6,898 78,532
Alchip Technologies Ltd. 1,000 75,296
ASE Technology Holding Co. Ltd. 45,000 233,114
Asia Cement Corp. 31,000 41,890
Asia Vital Components Co. Ltd. 5,000 117,080
Asustek Computer, Inc. 10,000 153,059
AUO Corp. * 91,400 49,983
Catcher Technology Co. Ltd. 9,000 64,291
Cathay Financial Holding Co. Ltd. 132,202 240,089
Chailease Holding Co. Ltd. 19,798 93,446
Chang Hwa Commercial Bank Ltd. 74,144 42,146
Cheng Shin Rubber Industry Co. Ltd. 25,000 38,056
China Airlines Ltd. 40,000 29,172
China Development Financial Holding
Corp. * 221,214 102,807
China Steel Corp. 160,000 113,834
Chunghwa Telecom Co. Ltd. 53,000 205,369
Compal Electronics, Inc. * 58,000 61,828
CTBC Financial Holding Co. Ltd. 244,000 284,524
Delta Electronics, Inc. 27,000 322,042
E Ink Holdings, Inc. 12,000 92,915
E.Sun Financial Holding Co. Ltd. 195,021 171,692
Eclat Textile Co. Ltd. 3,000 48,877
eMemory Technology, Inc. 1,000 78,552
Eva Airways Corp. 37,000 43,432
Evergreen Marine Corp. Taiwan Ltd. 14,000 83,288
Far Eastern New Century Corp. 41,000 44,559
Far EasTone Telecommunications Co. Ltd. 24,000 62,230
Feng TAY Enterprise Co. Ltd. 7,080 33,753
First Financial Holding Co. Ltd. 150,672 130,535
Formosa Chemicals & Fibre Corp. 49,000 76,044
Formosa Petrochemical Corp. 16,000 31,922
Formosa Plastics Corp. 53,000 93,900
Fortune Electric Co. Ltd. 2,000 58,077
Fubon Financial Holding Co. Ltd. 107,783 263,227
Gigabyte Technology Co. Ltd. 7,000 65,526
Global Unichip Corp. 1,000 49,291
a Shares Value
Globalwafers Co. Ltd. 4,000 $ 66,235
Hon Hai Precision Industry Co. Ltd. 172,000 1,132,435
Hotai Motor Co. Ltd. 4,120 78,965
Hua Nan Financial Holdings Co. Ltd.
Class C  122,316 99,468
Innolux Corp. 119,390 52,675
Inventec Corp. 37,000 63,295
Largan Precision Co. Ltd. 1,000 84,390
Lite-On Technology Corp. 28,000 90,958
MediaTek, Inc. 21,000 904,436
Mega Financial Holding Co. Ltd. 159,412 198,435
Micro-Star International Co. Ltd. 10,000 54,727
Nan Ya Plastics Corp. 66,000 100,147
Nanya Technology Corp. * 17,000 36,469
Nien Made Enterprise Co. Ltd. 3,000 36,031
Novatek Microelectronics Corp. 8,000 149,198
Pegatron Corp. 28,000 89,997
PharmaEssentia Corp. * 3,000 51,760
Pou Chen Corp. 31,000 33,384
President Chain Store Corp. 8,000 67,426
Quanta Computer, Inc. 37,000 353,707
Realtek Semiconductor Corp. 7,000 117,469
Ruentex Development Co. Ltd. 21,900 29,414
Shanghai Commercial & Savings Bank Ltd. 53,178 75,567
Shin Kong Financial Holding Co. Ltd. * 182,344 55,258
SinoPac Financial Holdings Co. Ltd. 145,568 114,195
Synnex Technology International Corp. 17,000 38,259
Taishin Financial Holding Co. Ltd. 154,730 89,950
Taiwan Business Bank 85,568 47,975
Taiwan Cooperative Financial Holding Co.
Ltd. 141,366 113,266
Taiwan High Speed Rail Corp. 27,000 25,289
Taiwan Mobile Co. Ltd. 25,000 82,443
Taiwan Semiconductor Manufacturing Co.
Ltd. 340,000 10,073,388
TCC Group Holdings 92,493 97,484
Uni-President Enterprises Corp. 67,000 167,906
Unimicron Technology Corp. 19,000 105,120
United Microelectronics Corp. 156,000 269,808
Vanguard International Semiconductor Corp. 12,000 47,788
Voltronic Power Technology Corp. 1,000 59,206
Walsin Lihwa Corp. 38,727 42,329
Wan Hai Lines Ltd. 9,500 25,945
Winbond Electronics Corp. 43,130 34,092
Wistron Corp. 36,000 116,841
Wiwynn Corp. 1,000 80,987
WPG Holdings Ltd. 22,000 60,843
Yageo Corp. 4,571 102,674
Yang Ming Marine Transport Corp. 24,000 55,189
Yuanta Financial Holding Co. Ltd. 139,794 137,864
Zhen Ding Technology Holding Ltd. 9,000 35,860
19,997,680
Thailand - 1.3%
spacing
Advanced Info Service PCL 16,400 93,197
Airports of Thailand PCL 58,700 92,229
Asset World Corp. PCL 111,600 10,545
Bangkok Dusit Medical Services PCL 153,400 111,653
Bangkok Expressway & Metro PCL 104,600 21,751
Bumrungrad Hospital PCL 8,200 55,105
Central Pattana PCL 27,600 41,442
Central Retail Corp. PCL 25,000 20,875
Charoen Pokphand Foods PCL * 52,400 32,657
CP ALL PCL 80,700 120,693

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
CP Axtra PCL 29,300 $ 21,700
Delta Electronics Thailand PCL 1,500 3,375
Delta Electronics Thailand PCL NVDR 41,600 93,608
Energy Absolute PCL 23,300 7,063
Global Power Synergy PCL 9,700 10,442
Gulf Energy Development PCL 40,100 44,120
Home Product Center PCL 82,000 20,602
Indorama Ventures PCL 23,300 12,342
Intouch Holdings PCL 13,300 25,865
JMT Network Services PCL 100 36
Kasikornbank PCL 8,200 27,961
Krung Thai Bank PCL 48,300 22,500
Krungthai Card PCL 12,100 13,382
Minor International PCL 47,190 38,467
PTT Exploration & Production PCL 19,100 78,954
PTT Global Chemical PCL 31,200 25,837
PTT Oil & Retail Business PCL 41,400 17,999
PTT PCL 137,700 121,734
SCB X PCL 5,850 16,419
SCB X PCL NVDR 5,800 16,257
SCG Packaging PCL 17,600 16,099
Siam Cement PCL 10,600 64,861
Thai Oil PCL 16,983 24,466
Thai Union Group PCL 700 284
TMBThanachart Bank PCL 336,100 15,627
True Corp. PCL * 143,974 34,201
1,374,348
Turkey - 0.8%
spacing
Akbank T.A.S 43,126 84,589
Aselsan Elektronik Sanayi Ve Ticaret AS 18,800 33,737
BIM Birlesik Magazalar AS 6,287 104,929
Coca-Cola Icecek AS 1,047 26,484
Eregli Demir ve Celik Fabrikalari TAS 18,871 30,773
Ford Otomotiv Sanayi AS 966 33,250
Haci Omer Sabanci Holding AS 14,498 42,844
KOC Holding AS 10,499 72,920
Pegasus Hava Tasimaciligi AS * 3,102 21,642
Sasa Polyester Sanayi AS * 18,287 24,573
Tofas Turk Otomobil Fabrikasi AS 1,711 17,815
Turk Hava Yollari AO * 7,626 72,104
Turkcell Iletisim Hizmetleri AS 16,725 51,525
Turkiye Is Bankasi AS Class C  120,862 58,664
Turkiye Petrol Rafinerileri AS 13,280 67,305
Turkiye Sise ve Cam Fabrikalari AS 18,929 29,099
Yapi ve Kredi Bankasi AS 46,754 48,394
820,647
United Arab Emirates - 1.1%
spacing
Abu Dhabi Commercial Bank PJSC 40,214 87,608
Abu Dhabi Islamic Bank PJSC 19,963 62,938
Abu Dhabi National Oil Co. for Distribution
PJSC 42,758 39,413
Aldar Properties PJSC 52,952 90,248
Americana Restaurants International PLC 40,625 35,322
Dubai Islamic Bank PJSC 39,758 62,132
Emaar Properties PJSC 91,393 204,036
Emirates NBD Bank PJSC 26,125 117,360
Emirates Telecommunications Group Co.
PJSC 48,003 210,413
First Abu Dhabi Bank PJSC 60,904 206,606
Multiply Group PJSC * 53,952 30,112
1,146,188
a Shares Value
United Kingdom - 0.1%
spacing
Anglogold Ashanti PLC 5,779 $ 145,673
United States - 0.1%
spacing
JBS SA * 10,700 61,768
Legend Biotech Corp. ADR * 1,002 44,379
106,147
Total Common Stocks
    (Cost $103,446,376) 101,858,928
Principal
Amount
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price
of $1,585,070; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $1,616,224) $ 1,584,417 1,584,417
U.S. Treasury Bills - 0.1%
5.165% due 08/22/24 ‡ 121,000 120,087
Total Short-Term Investments
(Cost $1,704,501) 1,704,504
TOTAL INVESTMENTS - 100.2%
(Cost $107,210,980) 105,631,443
DERIVATIVES - 0.0% 11,234
OTHER ASSETS & LIABILITIES, NET - (0.2%) (241,034)
NET ASSETS - 100.0% $ 105,401,643

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2024, an investment with a value of $94,284 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of June 30, 2024, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(e) As of June 30, 2024, open futures contracts outstanding were as follows:
Financial 23 .2%
Technology 21 .6%
Communications 14 .0%
Consumer, Cyclical 8 .5%
Industrial 8 .4%
Consumer, Non-Cyclical 8 .3%
Basic Materials 6 .0%
Energy 5 .4%
Others (each less than 3.0%) 4 .8%
100 .2%
Derivatives 0.0%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
China 24 .8%
Taiwan 19 .0%
India 18 .9%
South Korea 11 .9%
Brazil 4 .1%
Saudi Arabia 3 .9%
Others (each less than 3.0%) 17 .6%
100 .2%
Derivatives 0.0%
Other Assets and Liabilities, Net ( 0 .2% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 09/24 39 $ 2,110,756 $ 2,121,990 $ 11,234
a

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(f) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 205 $ 205 $ – $ –
Preferred Stocks
Brazil 1,290,088 1,290,088 – –
Chile 79,727 79,727 – –
Colombia 45,248 45,248 – –
South Korea 652,743 – 652,743 –
Total Preferred Stocks 2,067,806 1,415,063 652,743 –
Common Stocks
Brazil 3,048,445 3,048,445 – –
Chile 379,122 379,122 – –
China 26,125,765 2,488,936 23,636,829 –
Colombia 64,238 64,238 – –
Czech Republic 132,286 83,668 48,618 –
Egypt 72,594 65,477 7,117 –
Greece 506,560 197,847 308,713 –
Hong Kong 81,409 – 81,409 –
Hungary 249,320 96,544 152,776 –
India 19,965,068 – 19,965,068 –
Indonesia 1,639,174 239,105 1,400,069 –
Kuwait 761,538 25,786 735,752 –
Luxembourg 47,582 47,582 – –
Malaysia 1,421,271 410,554 1,010,717 –
Mexico 2,339,179 2,339,179 – –
Peru 189,006 189,006 – –
Philippines 533,002 293,807 239,195 –
Poland 992,101 – 992,101 –
Qatar 824,407 148,238 676,169 –
Romania 55,144 55,144 – –
Russia 1 – – 1
Saudi Arabia 4,060,867 575,503 3,485,364 –
South Africa 2,842,093 1,148,912 1,693,181 –
South Korea 11,938,073 – 11,938,073 –
Taiwan 19,997,680 164,422 19,833,258 –
Thailand 1,374,348 – 1,374,348 –
Turkey 820,647 799,005 21,642 –
United Arab Emirates 1,146,188 983,845 162,343 –
United Kingdom 145,673 – 145,673 –
United States 106,147 106,147 – –
Total Common Stocks 101,858,928 13,950,512 87,908,415 1
Short-Term Investments 1,704,504 – 1,704,504 –
Derivatives:
Equity Contracts
Futures 11,234 11,234 – –
Total $ 105,642,677 $ 15,377,014 $ 90,265,662 $ 1

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2024 (Unaudited)

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.4%
Germany - 0.4%
spacing
Bayerische Motoren Werke AG 2,717 239,912
Dr Ing hc F Porsche AG ~ 5,245 390,193
Henkel AG & Co. KGaA 7,796 694,131
Sartorius AG 1,207 282,542
Volkswagen AG 9,509 1,073,698
2,680,476
Total Preferred Stocks
    (Cost $3,711,955) 2,680,476
COMMON STOCKS - 96.5%
Australia - 6.0%
spacing
ANZ Group Holdings Ltd. 138,529 2,602,641
Aristocrat Leisure Ltd. 26,335 872,097
BHP Group Ltd. 233,599 6,676,715
Commonwealth Bank of Australia 77,099 6,531,159
Fortescue Ltd. 78,001 1,110,457
Glencore PLC * 477,677 2,718,111
Goodman Group REIT 78,730 1,816,292
Macquarie Group Ltd. 16,757 2,280,147
National Australia Bank Ltd. 142,916 3,446,452
Rio Tinto Ltd. 17,099 1,354,443
Rio Tinto PLC 51,922 3,407,032
Telstra Group Ltd. 186,254 449,658
Transurban Group >> 142,422 1,174,635
Wesfarmers Ltd. 52,269 2,263,324
Westpac Banking Corp. 159,982 2,896,817
Woodside Energy Group Ltd. 87,458 1,646,920
Woolworths Group Ltd. 56,267 1,263,305
42,510,205
Austria - 0.0%
spacing
Verbund AG 3,137 248,207
Belgium - 0.6%
spacing
Anheuser-Busch InBev SA 41,390 2,402,928
KBC Group NV 11,533 812,644
UCB SA 5,823 864,639
4,080,211
Brazil - 0.1%
spacing
Wheaton Precious Metals Corp. 20,879 1,094,734
Canada - 10.2%
spacing
Agnico Eagle Mines Ltd. 22,981 1,503,118
Alimentation Couche-Tard, Inc. 35,440 1,988,764
Bank of Montreal 33,589 2,819,360
Bank of Nova Scotia 56,291 2,574,972
Barrick Gold Corp. (0R22 LI) 13,874 231,518
Barrick Gold Corp. (ABX CN) 66,987 1,117,389
a Shares Value
BCE, Inc. 3,384 $ 109,605
Brookfield Corp. 62,485 2,598,879
Canadian Imperial Bank of Commerce 43,182 2,053,280
Canadian National Railway Co. 25,084 2,964,131
Canadian Natural Resources Ltd. (TSE) 98,767 3,518,085
Canadian Pacific Kansas City Ltd. 42,948 3,382,345
Cenovus Energy, Inc. 64,369 1,265,219
CGI, Inc. * 9,504 948,629
Constellation Software, Inc. 927 2,671,045
Enbridge, Inc. 97,905 3,483,086
Fairfax Financial Holdings Ltd. 969 1,102,360
Fortis, Inc. 22,725 883,219
Franco-Nevada Corp. 8,851 1,049,400
George Weston Ltd. 2,772 398,744
Great-West Lifeco, Inc. 12,884 375,864
Hydro One Ltd. ~ 15,172 441,946
Imperial Oil Ltd. 8,638 588,979
Intact Financial Corp. 8,217 1,369,510
Loblaw Cos. Ltd. 7,140 828,272
Magna International, Inc. 12,570 526,855
Manulife Financial Corp. 82,961 2,209,180
National Bank of Canada 15,622 1,239,095
Nutrien Ltd. 22,780 1,159,773
Pembina Pipeline Corp. 26,691 990,340
Power Corp. of Canada 26,058 724,188
Restaurant Brands International, Inc. 13,814 973,407
Rogers Communications, Inc. Class B  16,446 608,287
Royal Bank of Canada 64,898 6,909,392
Shopify, Inc. Class A * 55,638 3,676,935
Sun Life Financial, Inc. 26,819 1,315,024
Suncor Energy, Inc. 59,292 2,260,208
TC Energy Corp. 47,787 1,811,508
Teck Resources Ltd. Class B  21,146 1,013,363
TELUS Corp. 21,122 319,752
TELUS Corp. * 1,313 19,877
Thomson Reuters Corp. 7,276 1,226,504
Toronto-Dominion Bank 81,446 4,476,985
71,728,392
China - 0.4%
spacing
BOC Hong Kong Holdings Ltd. 170,506 526,129
Prosus NV * 65,295 2,321,791
2,847,920
Denmark - 4.0%
spacing
AP Moller - Maersk AS Class A  140 237,555
AP Moller - Maersk AS Class B  206 357,275
Carlsberg AS Class B  4,400 528,237
Coloplast AS Class B  5,809 698,318
DSV AS 7,886 1,210,486
Genmab AS * 3,046 763,307
Novo Nordisk AS Class B  150,313 21,507,499
Novonesis (Novozymes) B Class B  17,185 1,049,907
Orsted AS * ~ 8,713 462,847
Vestas Wind Systems AS * 46,514 1,078,565
27,893,996
Finland - 0.7%
spacing
Kone OYJ Class B  15,656 776,245
Neste OYJ 19,486 347,718
Nokia OYJ (OMXH) 245,630 934,884
Nordea Bank Abp 145,323 1,732,398

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Sampo OYJ Class A  20,793 $ 896,682
4,687,927
France - 9.1%
spacing
Air Liquide SA 26,588 4,588,756
Airbus SE 27,370 3,756,441
AXA SA 83,654 2,741,445
BNP Paribas SA 47,568 3,042,073
Capgemini SE 7,155 1,421,251
Cie de Saint-Gobain SA 20,995 1,632,868
Cie Generale des Etablissements Michelin
SCA 31,285 1,209,200
Credit Agricole SA 48,782 666,099
Danone SA 29,658 1,816,546
Dassault Systemes SE 30,825 1,159,050
Engie SA 84,125 1,204,700
EssilorLuxottica SA 13,588 2,919,837
Hermes International SCA 1,459 3,369,744
Kering SA 3,429 1,247,281
Legrand SA 12,161 1,207,043
L'Oreal SA 11,083 4,878,355
LVMH Moet Hennessy Louis Vuitton SE 12,702 9,752,479
Orange SA 85,763 860,246
Pernod Ricard SA 9,420 1,285,261
Safran SA 15,744 3,318,182
Sartorius Stedim Biotech 1,345 222,277
Societe Generale SA 33,287 782,613
Thales SA 4,357 696,982
TotalEnergies SE 98,946 6,624,804
Veolia Environnement SA 31,741 950,733
Vinci SA 23,083 2,433,049
63,787,315
Germany - 7.4%
spacing
adidas AG 7,462 1,781,676
Allianz SE 18,043 5,011,101
BASF SE 41,110 1,987,362
Bayer AG 45,251 1,275,536
Bayerische Motoren Werke AG 14,685 1,389,075
Beiersdorf AG 4,643 679,577
Daimler Truck Holding AG 24,639 982,681
Deutsche Bank AG 87,284 1,395,022
Deutsche Boerse AG 8,752 1,788,880
Deutsche Post AG 45,658 1,854,031
Deutsche Telekom AG 149,290 3,752,480
E.ON SE 103,409 1,359,072
Hannover Rueck SE 2,777 702,965
Henkel AG & Co. KGaA 4,787 376,627
Infineon Technologies AG 60,152 2,207,597
Mercedes-Benz Group AG 36,958 2,557,919
Merck KGaA 5,953 984,480
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,286 3,142,719
RWE AG 29,120 998,972
SAP SE 48,098 9,661,713
Siemens AG 35,006 6,515,510
Siemens Healthineers AG ~ 12,989 748,024
Volkswagen AG 1,350 161,762
Vonovia SE 33,771 961,069
52,275,850
Hong Kong - 1.3%
spacing
AIA Group Ltd. 517,665 3,502,390
a Shares Value
CLP Holdings Ltd. 75,496 $ 610,621
Hang Seng Bank Ltd. 35,224 452,852
Hong Kong Exchanges & Clearing Ltd. 55,515 1,776,654
MTR Corp. Ltd. 71,823 226,704
Prudential PLC 126,650 1,148,337
Sun Hung Kai Properties Ltd. 66,496 576,157
Techtronic Industries Co. Ltd. 63,498 723,870
9,017,585
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 4,160 686,400
Italy - 1.9%
spacing
Assicurazioni Generali SpA 46,983 1,169,593
Enel SpA 374,619 2,599,403
Eni SpA 98,338 1,509,946
Ferrari NV 5,806 2,369,380
Intesa Sanpaolo SpA 673,704 2,503,763
Snam SpA 92,877 410,146
UniCredit SpA 69,720 2,580,060
13,142,291
Japan - 19.0%
spacing
Advantest Corp. 35,300 1,430,566
Aeon Co. Ltd. 30,100 644,230
Ajinomoto Co., Inc. 21,600 760,217
Asahi Group Holdings Ltd. 22,200 785,537
Astellas Pharma, Inc. 83,400 822,803
Bridgestone Corp. 26,300 1,037,782
Canon, Inc. 46,100 1,250,585
Central Japan Railway Co. 35,600 771,705
Chugai Pharmaceutical Co. Ltd. 30,900 1,100,298
Dai-ichi Life Holdings, Inc. 41,700 1,116,719
Daiichi Sankyo Co. Ltd. 85,200 2,961,017
Daikin Industries Ltd. 12,100 1,684,510
Daiwa House Industry Co. Ltd. 25,800 656,865
Denso Corp. 87,100 1,359,546
Disco Corp. 4,200 1,599,778
East Japan Railway Co. 41,800 695,956
FANUC Corp. 43,900 1,205,174
Fast Retailing Co. Ltd. 8,100 2,048,822
FUJIFILM Holdings Corp. 51,600 1,210,366
Fujitsu Ltd. 81,100 1,271,930
Hitachi Ltd. 213,500 4,807,232
Honda Motor Co. Ltd. 206,700 2,222,022
Hoya Corp. 16,200 1,894,417
ITOCHU Corp. 54,800 2,693,867
Japan Post Bank Co. Ltd. 66,700 633,315
Japan Post Holdings Co. Ltd. 96,000 954,214
Japan Tobacco, Inc. 55,300 1,497,492
Kao Corp. 21,500 870,470
KDDI Corp. 68,900 1,825,265
Keyence Corp. 9,000 3,939,101
Komatsu Ltd. 42,600 1,244,326
Kubota Corp. 46,100 647,843
Kyocera Corp. 59,100 681,649
LY Corp. 123,100 297,246
Marubeni Corp. 65,600 1,216,392
Mitsubishi Corp. 154,000 3,027,315
Mitsubishi Electric Corp. 89,000 1,426,235
Mitsubishi Estate Co. Ltd. 51,800 815,509
Mitsubishi Heavy Industries Ltd. 147,600 1,588,925
Mitsubishi UFJ Financial Group, Inc. 511,500 5,520,122

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mitsui & Co. Ltd. 118,600 $ 2,704,865
Mitsui Fudosan Co. Ltd. 123,000 1,132,081
Mizuho Financial Group, Inc. 111,100 2,338,365
MS&AD Insurance Group Holdings, Inc. 59,300 1,323,932
Murata Manufacturing Co. Ltd. 79,400 1,644,245
NIDEC Corp. 19,200 863,991
Nintendo Co. Ltd. 47,900 2,557,933
Nippon Paint Holdings Co. Ltd. 43,700 285,666
Nippon Telegraph & Telephone Corp. 1,376,300 1,301,433
Nissan Motor Co. Ltd. 108,000 366,656
Nomura Research Institute Ltd. 17,400 491,789
NTT Data Group Corp. 29,100 429,895
Olympus Corp. 53,200 858,772
Oriental Land Co. Ltd. 50,300 1,405,589
ORIX Corp. 53,200 1,179,118
Otsuka Holdings Co. Ltd. 19,300 815,362
Panasonic Holdings Corp. 107,400 882,881
Recruit Holdings Co. Ltd. 68,400 3,680,409
Renesas Electronics Corp. 68,900 1,306,664
Secom Co. Ltd. 9,700 574,473
Sekisui House Ltd. 27,500 611,192
Seven & i Holdings Co. Ltd. 103,100 1,259,898
Shin-Etsu Chemical Co. Ltd. 83,000 3,227,176
SMC Corp. 2,600 1,238,787
SoftBank Corp. 131,400 1,607,023
SoftBank Group Corp. 47,400 3,048,825
Sompo Holdings, Inc. 41,100 880,514
Sony Group Corp. 57,500 4,900,215
Sumitomo Corp. 47,900 1,203,341
Sumitomo Mitsui Financial Group, Inc. 57,600 3,866,393
Suzuki Motor Corp. 72,400 835,830
Takeda Pharmaceutical Co. Ltd. 72,900 1,890,897
Terumo Corp. 61,800 1,024,965
Tokio Marine Holdings, Inc. 86,600 3,254,345
Tokyo Electron Ltd. 21,700 4,750,138
Toyota Industries Corp. 6,800 578,444
Toyota Motor Corp. 488,500 10,022,780
Toyota Tsusho Corp. 29,400 574,568
Unicharm Corp. 18,600 597,715
133,734,528
Luxembourg - 0.1%
spacing
ArcelorMittal SA 21,791 499,216
Macau - 0.1%
spacing
Galaxy Entertainment Group Ltd. 100,955 469,837
Sands China Ltd. * 111,987 232,855
702,692
Netherlands - 4.4%
spacing
Adyen NV * ~ 1,001 1,188,863
Argenx SE * 2,737 1,187,554
ASML Holding NV 18,405 18,757,748
Heineken Holding NV 5,970 470,554
Heineken NV 13,266 1,283,432
ING Groep NV 152,157 2,614,463
Koninklijke Ahold Delhaize NV 43,486 1,279,666
Koninklijke Philips NV * 37,033 931,326
Universal Music Group NV 37,902 1,127,519
Wolters Kluwer NV 11,447 1,890,338
30,731,463
a Shares Value
Norway - 0.3%
spacing
Aker BP ASA 14,555 $ 371,919
DNB Bank ASA 39,078 766,744
Equinor ASA 41,497 1,188,632
2,327,295
Portugal - 0.1%
spacing
EDP - Energias de Portugal SA 144,486 541,721
Singapore - 1.2%
spacing
DBS Group Holdings Ltd. 91,809 2,418,139
Oversea-Chinese Banking Corp. Ltd. 155,957 1,656,167
Sea Ltd. ADR * 16,870 1,204,855
Singapore Telecommunications Ltd. 380,300 769,564
STMicroelectronics NV 31,187 1,221,531
United Overseas Bank Ltd. 58,200 1,342,460
8,612,716
South Africa - 0.3%
spacing
Anglo American PLC 58,529 1,849,544
Spain - 2.4%
spacing
Aena SME SA ~ 3,454 699,425
Amadeus IT Group SA 20,750 1,380,796
Banco Bilbao Vizcaya Argentaria SA 268,900 2,699,351
Banco Santander SA 728,940 3,391,592
CaixaBank SA (SIBE) 172,777 917,539
Cellnex Telecom SA ~ 22,778 740,842
EDP Renovaveis SA 14,428 201,606
Endesa SA 14,626 274,808
Iberdrola SA 266,263 3,454,743
Industria de Diseno Textil SA 50,245 2,493,328
Telefonica SA 211,886 897,600
17,151,630
Sweden - 2.5%
spacing
Assa Abloy AB Class B  46,167 1,307,474
Atlas Copco AB Class A  123,761 2,323,766
Atlas Copco AB Class B  71,852 1,160,216
Epiroc AB Class A  30,322 607,572
Epiroc AB Class B  17,997 330,349
EQT AB 17,204 504,376
Essity AB Class B  28,065 717,476
Evolution AB ~ 8,472 881,845
H & M Hennes & Mauritz AB Class B  26,444 418,876
Hexagon AB Class B  95,630 1,083,605
Investor AB Class B  79,725 2,184,708
Sandvik AB 49,111 986,852
Skandinaviska Enskilda Banken AB Class A  73,092 1,080,641
Svenska Handelsbanken AB Class A  67,183 642,010
Swedbank AB Class A  39,105 805,495
Telefonaktiebolaget LM Ericsson Class B  127,778 793,145
Volvo AB Class A  9,226 241,197
Volvo AB Class B  73,164 1,879,906
17,949,509
Switzerland - 5.6%
spacing
ABB Ltd. 73,683 4,085,789
Alcon, Inc. 23,017 2,046,023
Chocoladefabriken Lindt & Spruengli AG
(LISN SW) 5 576,362

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
a Shares Value
Chocoladefabriken Lindt & Spruengli AG
(LISP SW) 44 $ 513,956
Cie Financiere Richemont SA Class A  24,761 3,869,722
DSM-Firmenich AG 8,566 964,576
Givaudan SA 425 2,013,062
Kuehne & Nagel International AG 2,225 640,315
Lonza Group AG 3,430 1,867,309
Novartis AG 90,783 9,665,814
Partners Group Holding AG 1,045 1,338,180
Schindler Holding AG (SCHN SW) 1,081 269,480
Schindler Holding AG (SCHP SW) 1,876 470,695
Sika AG 7,022 2,004,497
Straumann Holding AG 5,141 634,597
Swisscom AG 1,193 670,842
UBS Group AG (XVTX) 151,493 4,449,371
Zurich Insurance Group AG 6,741 3,590,900
39,671,490
United Arab Emirates - 0.0%
spacing
NMC Health PLC * ± Ω 4,009 –
United Kingdom - 9.3%
spacing
3i Group PLC 44,834 1,727,941
Ashtead Group PLC 20,143 1,343,007
Associated British Foods PLC 15,588 486,717
AstraZeneca PLC 71,405 11,112,972
BAE Systems PLC 139,374 2,321,501
Barclays PLC 692,209 1,829,103
British American Tobacco PLC 92,489 2,841,229
CK Hutchison Holdings Ltd. 123,466 588,942
Coca-Cola Europacific Partners PLC 9,511 693,067
Compass Group PLC 78,442 2,137,019
Diageo PLC 102,482 3,217,317
Flutter Entertainment PLC * 8,173 1,486,653
HSBC Holdings PLC 869,680 7,507,078
Imperial Brands PLC 37,806 967,410
Legal & General Group PLC 275,429 788,709
Lloyds Banking Group PLC 2,917,128 2,011,984
London Stock Exchange Group PLC 20,970 2,486,587
National Grid PLC 221,304 2,471,110
NatWest Group PLC 301,388 1,185,688
Reckitt Benckiser Group PLC 32,543 1,760,550
RELX PLC 86,467 3,961,817
Rolls-Royce Holdings PLC * 387,682 2,226,549
SSE PLC 50,362 1,137,354
Standard Chartered PLC 101,678 918,097
Tesco PLC 324,218 1,252,379
Unilever PLC 115,397 6,333,833
Vodafone Group PLC 1,060,215 938,119
65,732,732
United States - 9.4%
spacing
BP PLC 774,916 4,665,589
CSL Ltd. 22,259 4,364,927
Experian PLC 42,308 1,965,492
Ferrovial SE 24,076 935,302
GSK PLC 190,916 3,672,118
Haleon PLC 315,479 1,283,594
Holcim AG * 24,008 2,122,117
Nestle SA 122,982 12,553,298
Roche Holding AG (RO SW) 1,474 449,398
Roche Holding AG (ROG SW) 32,361 8,965,897
Sanofi SA 52,432 5,056,706
a Shares Value
Schneider Electric SE 25,066 $ 6,009,468
Shell PLC 294,943 10,579,004
Stellantis NV 102,054 2,017,475
Swiss Re AG 13,893 1,722,411
66,362,796
Total Common Stocks
    (Cost $600,390,127) 679,868,365
Principal
Amount
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp.
4.950% due 07/01/24
(Dated 06/28/24, repurchase price of
$16,267,082; collateralized by U.S.
Treasury Obligations: 3.375% due
11/15/48 and value $16,585,679) $ 16,260,374 16,260,374
U.S. Treasury Bills - 0.0%
5.165% due 08/22/24 ‡ 161,000 159,787
Total Short-Term Investments
(Cost $16,420,155) 16,420,161
TOTAL INVESTMENTS - 99.2%
(Cost $620,522,237) 698,969,002
DERIVATIVES - 0.0% 82,783
OTHER ASSETS & LIABILITIES, NET - 0.8% 5,313,421
NET ASSETS - 100.0% $ 704,365,206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2024, an investment with a value of $159,786 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of June 30, 2024, open futures contracts outstanding were as follows:
Consumer, Non-Cyclical 23 .3%
Financial 22 .8%
Consumer, Cyclical 13 .3%
Industrial 12 .2%
Technology 7 .3%
Energy 6 .1%
Basic Materials 5 .4%
Communications 3 .9%
Others (each less than 3.0%) 4 .9%
99 .2%
Derivatives 0.0%
Other Assets & Liabilities, Net 0 .8%
100 .0%
Japan 19 .0%
United States (Includes Short-Term Investments) 11 .7%
Canada 10 .2%
United Kingdom 9 .3%
France 9 .1%
Germany 7 .8%
Australia 6 .0%
Switzerland 5 .6%
Netherlands 4 .4%
Denmark 4 .0%
Others (each less than 3.0%) 12 .1%
99 .2%
Derivatives 0.0%
Other Assets and Liabilities, Net 0 .8%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 09/24 173 $ 20,201,913 $ 20,268,680 $ 66,767
Montreal Exchange S&P/TSX 60 Index 09/24 11 2,091,436 2,107,452 16,016
Total Futures Contracts $ 82,783

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 2,680,476 $ – $ 2,680,476 $ –
Common Stocks
Australia 42,510,205 – 42,510,205 –
Austria 248,207 – 248,207 –
Belgium 4,080,211 – 4,080,211 –
Brazil 1,094,734 1,094,734 – –
Canada 71,728,392 71,496,874 231,518 –
China 2,847,920 – 2,847,920 –
Denmark 27,893,996 – 27,893,996 –
Finland 4,687,927 – 4,687,927 –
France 63,787,315 – 63,787,315 –
Germany 52,275,850 – 52,275,850 –
Hong Kong 9,017,585 – 9,017,585 –
Israel 686,400 686,400 – –
Italy 13,142,291 – 13,142,291 –
Japan 133,734,528 – 133,734,528 –
Luxembourg 499,216 – 499,216 –
Macau 702,692 – 702,692 –
Netherlands 30,731,463 – 30,731,463 –
Norway 2,327,295 – 2,327,295 –
Portugal 541,721 – 541,721 –
Singapore 8,612,716 1,204,855 7,407,861 –
South Africa 1,849,544 – 1,849,544 –
Spain 17,151,630 – 17,151,630 –
Sweden 17,949,509 – 17,949,509 –
Switzerland 39,671,490 – 39,671,490 –
United Kingdom 65,732,732 693,067 65,039,665 –
United States 66,362,796 – 66,362,796 –
Total Common Stocks 679,868,365 75,175,930 604,692,435 –
Short-Term Investments 16,420,161 – 16,420,161 –
Derivatives:
Equity Contracts
Futures 82,783 82,783 – –
Total $ 699,051,785 $ 75,258,713 $ 623,793,072 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2024 (Unaudited)

See Notes to Financial Statements
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2024.
§ Variable rate investments. The rate shown is based on the latest available information as of June 30, 2024. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of June 30, 2024. The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
λ Total shares owned by the Fund as of June 30, 2024 were less than one share.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of June 30, 2024. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PRIME United States Prime Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
DKK Danish Krone
DOP Dominican Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
NY New York Shares
PIK Payment-in Kind
PO Principal Only
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
June 30, 2024 (Unaudited)
See Notes to Financial Statements
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2024 (Unaudited)

See Notes to Financial Statements
Core Income
Portfolio
Diversified Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield Bond
Portfolio
Inflation
Managed
Portfolio
Intermediate
Bond
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 490,251,671 $ 2,305,895,823 $ 290,456,860 $ 604,341,430 $ 480,715,469 $ 781,474,094
Cash 324,716 19,323 663,780 1,104 714,619 145,073
Cash (segregated for derivative investments) – – – – 2,118,000 –
Foreign currency held, at value – – – – 897,599 58
Receivables:
Dividends and interest 5,329,596 23,769,875 2,228,008 11,006,930 1,627,058 5,088,424
Fund shares sold 15,364 5,752 104,581 38,227 1,193 41,198
Securities sold 16,989,319 133,122,995 14,132,936 2,762,365 279,908,256 –
Variation margin on swap agreements – – – – 198,733 –
Forward foreign currency contracts appreciation – – – – 897,807 –
Swap agreements appreciation – – – – 66,084 –
Prepaid expenses and other assets 5,226 13,408 1,546 3,281 2,421 7,406
Total Assets 512,915,892 2,462,827,176 307,587,711 618,153,337 767,147,239 786,756,253
LIABILITIES
Payables:
Fund shares redeemed 190,685 1,035,253 37,374 197,116 120,135 345,437
Securities purchased 19,057,194 182,294,186 26,487,956 12,469,348 152,270,661 90,318
Sale-buyback financing transactions – – – – 257,129,117 –
Due to custodian – 233,879 – – – –
Due to broker – 510,000 – – 1,445,000 –
Variation margin on futures contracts – 800,636 – – 692,851 –
Accrued advisory fees 281,714 835,762 149,735 219,335 117,940 325,992
Accrued service fees 13,095 106,675 43,288 40,055 41,707 4,984
Accrued support service expenses 21,687 59,426 6,494 12,795 9,604 23,858
Accrued custodian and portfolio accounting fees 52,100 351,443 40,699 32,083 55,494 68,327
Accrued shareholder report expenses 1,739 21,363 5,494 7,110 3,997 3,495
Accrued trustees' fees and deferred compensation 43,447 111,960 12,584 23,391 18,562 44,417
Accrued foreign capital gains tax – 2,475 – – – –
Accrued other 20,382 55,142 62,138 16,360 13,456 27,877
Forward foreign currency contracts depreciation – – – – 124,296 –
Outstanding options written, at value – – – – 356,004 –
Swap agreements depreciation – – – – 56,412 –
Total Liabilities 19,682,043 186,418,200 26,845,762 13,017,593 412,455,236 934,705
NET ASSETS $ 493,233,849 $ 2,276,408,976 $ 280,741,949 $ 605,135,744 $ 354,692,003 $ 785,821,548
NET ASSETS CONSIST OF:
Paid-in capital $ 391,084,267 $ 1,438,470,203 $ 107,985,225 $ 141,537,789 $ 363,069,560 $ 879,804,760
Undistributed/accumulated earnings (deficit) 102,149,582 837,938,773 172,756,724 463,597,955 (8,377,557) (93,983,212)
NET ASSETS $ 493,233,849 $ 2,276,408,976 $ 280,741,949 $ 605,135,744 $ 354,692,003 $ 785,821,548
Class I Shares:
Net Assets $ 79,876,264 $ 653,299,622 $ 263,198,574 $ 244,601,604 $ 250,025,923 $ 30,268,416
Shares outstanding, $.001 par value (unlimited shares
authorized) 6,631,554 65,018,555 16,366,948 23,956,980 20,481,270 3,295,079
Net Asset Value Per Share $12.04 $10.05 $16.08 $10.21 $12.21 $9.19
Class P Shares:
Net Assets $ 413,357,585 $ 1,623,109,354 $ 17,543,375 $ 360,534,140 $ 104,666,080 $ 755,553,132
Shares outstanding, $.001 par value (unlimited shares
authorized) 33,695,853 118,455,849 1,067,077 31,925,950 7,473,876 81,813,779
Net Asset Value Per Share $12.27 $13.70 $16.44 $11.29 $14.00 $9.24
Investments, at cost (excluding derivatives) $ 514,658,027 $ 2,332,885,817 $ 289,673,169 $ 609,079,793 $ 524,513,357 $ 852,305,667
Foreign currency held, at cost – – – – 1,804,815 53
Premiums received from outstanding options written – – – – 619,395 –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
Managed Bond
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend Growth
Portfolio
Equity Index
Portfolio
Focused Growth
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 3,031,997,148 $ 805,605,178 $ 299,409,538 $ 673,332,024 $ 5,204,209,389 $ 915,156,261
Cash – 48 3,307,808 – – –
Cash (segregated for derivative investments) 10,082,000 – 4,610,000 – 1,263,400 –
Foreign currency held, at value 4,197,001 2,082 – – – –
Receivables:
Dividends and interest 18,427,371 6,091,369 6,863,382 827,422 2,660,060 332,727
Fund shares sold 245,122 137,874 844 11,297 3,947,843 41,222
Securities sold 1,463,807,543 39,981,401 5,184,504 440,810 – –
Variation margin on futures contracts 549,594 104,685 2,051,055 – – –
Variation margin on swap agreements 2,272,272 – 1,511,885 – – –
Forward foreign currency contracts appreciation 4,130,313 – 1,215,678 – – –
Outstanding purchased options, at value 1,820,580 – – – – –
Swap agreements appreciation 439,895 – 424,695 – – –
Prepaid expenses and other assets 12,809 10,869 2,414 5,493 26,535 5,641
Total Assets 4,537,981,648 851,933,506 324,581,803 674,617,046 5,212,107,227 915,535,851
LIABILITIES
Payables:
Fund shares redeemed 733,861 541,201 128,394 481,434 4,822,031 287,541
Securities purchased 2,350,515,024 40,624,720 15,064,200 435,119 – –
Sale-buyback financing transactions 140,668,005 – – – – –
Due to custodian 946,057 – 29,409 – – –
Due to broker 12,613,000 – – – – –
Variation margin on futures contracts – – – – 129,805 –
Variation margin on swap agreements – 1,059 – – – –
Accrued advisory fees 707,371 326,833 215,954 350,845 192,549 536,181
Accrued service fees 110,762 67,142 3,890 109,589 695,218 56,824
Accrued support service expenses 53,265 38,996 7,350 13,355 110,424 20,201
Accrued custodian and portfolio accounting fees 108,291 101,280 54,324 50,455 133,908 34,278
Accrued shareholder report expenses 15,141 6,099 3,783 7,829 14,664 2,381
Accrued trustees' fees and deferred compensation 101,219 80,168 13,815 29,588 223,224 40,783
Accrued dividends and interest – – – – – 6
Accrued other 57,826 43,170 5,043 25,818 105,173 22,438
Forward foreign currency contracts depreciation 1,624,834 – 315,016 – – –
Outstanding options written, at value 848,243 – – – – –
Swap premiums received 528,925 – 466,259 – – –
Swap agreements depreciation – – 245,567 – – –
Total Liabilities 2,509,631,824 41,830,668 16,553,004 1,504,032 6,426,996 1,000,633
NET ASSETS $ 2,028,349,824 $ 810,102,838 $ 308,028,799 $ 673,113,014 $ 5,205,680,231 $ 914,535,218
NET ASSETS CONSIST OF:
Paid-in capital $ 1,256,166,161 $ 635,312,004 $ 217,172,869 ( $ 702,115,470 ) $ 122,239,685 $ 641,789,297
Undistributed/accumulated earnings (deficit) 772,183,663 174,790,834 90,855,930 1,375,228,484 5,083,440,546 272,745,921
NET ASSETS $ 2,028,349,824 $ 810,102,838 $ 308,028,799 $ 673,113,014 $ 5,205,680,231 $ 914,535,218
Class I Shares:
Net Assets $ 675,572,260 $ 409,289,186 $ 23,747,073 $ 668,423,800 $ 4,284,136,456 $ 351,014,808
Shares outstanding, $.001 par value (unlimited shares
authorized) 49,819,708 37,550,107 1,877,337 16,292,441 30,375,462 5,168,946
Net Asset Value Per Share $13.56 $10.90 $12.65 $41.03 $141.04 $67.91
Class P Shares:
Net Assets $ 1,352,777,564 $ 400,813,652 $ 284,281,726 $ 4,689,214 $ 921,543,775 $ 563,520,410
Shares outstanding, $.001 par value (unlimited shares
authorized) 89,496,758 34,988,172 21,944,648 103,028 6,257,458 8,071,641
Net Asset Value Per Share $15.12 $11.46 $12.95 $45.51 $147.27 $69.81
Investments, at cost (excluding derivatives) $ 3,180,632,505 $ 811,770,353 $ 304,422,176 $ 489,449,301 $ 2,406,543,854 $ 649,915,493
Foreign currency held, at cost 4,310,361 2,120 – – – –
Outstanding purchased options, at cost 1,423,433 – – – – –
Premiums received from outstanding options written 809,463 – – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap Value
Portfolio
Mid-Cap Equity
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,727,976,491 $ 361,938,941 $ 2,666,760,869 $ 1,795,823,824 $ 1,448,527,211 $ 570,555,418
Cash – – – 10,009 – –
Cash (segregated for derivative investments) – 271,000 – – – 2,609,000
Foreign currency held, at value – – 293 231,278 – 19,519
Receivables:
Dividends and interest 244,749 211,032 1,596,541 465,003 1,819,097 3,109,364
Fund shares sold 76,568 – 6,984 19,048 3,134 49,274
Securities sold – 12,033,591 9,898,209 2,114,265 – 903,880
Variation margin on futures contracts – – – – – 181,306
Forward foreign currency contracts appreciation – – – – – 7,098
Outstanding purchased options, at value – 2,794,545 – – – –
Swap agreements appreciation – – – – – 5,970,605
Prepaid expenses and other assets 9,614 1,579 10,711 8,384 7,328 3,453
Total Assets 1,728,307,422 377,250,688 2,678,273,607 1,798,671,811 1,450,356,770 583,408,917
LIABILITIES
Payables:
Fund shares redeemed 533,687 88,211 1,127,630 714,447 528,820 171,284
Securities purchased 207,701 12,199,230 13,174,701 2,571,826 – 5,690,597
Due to custodian – 3,953 16 – – 9,692
Due to broker – – – – – 4,496,000
Variation margin on futures contracts – 9,776 – – – –
Variation margin on swap agreements – – – – – 1,242
Accrued advisory fees 759,055 174,253 893,255 874,139 669,911 210,172
Accrued service fees 159,995 56,529 112,164 69,124 73,436 64,914
Accrued support service expenses 33,905 7,076 52,715 37,137 30,154 13,354
Accrued custodian and portfolio accounting fees 49,285 30,886 50,262 34,943 12,854 15,827
Accrued shareholder report expenses 7,338 36 2,798 1,056 6,491 1,013
Accrued trustees' fees and deferred compensation 67,772 14,120 104,519 72,020 58,523 26,801
Accrued dividends and interest 82 – – 14 – –
Accrued offering expenses – 22,365 – – – –
Accrued other 34,660 6,495 69,510 29,602 29,483 14,900
Outstanding options written, at value – 2,882,724 – – – –
Swap agreements depreciation – – – – – 778,109
Total Liabilities 1,853,480 15,495,654 15,587,570 4,404,308 1,409,672 11,493,905
NET ASSETS $ 1,726,453,942 $ 361,755,034 $ 2,662,686,037 $ 1,794,267,503 $ 1,448,947,098 $ 571,915,012
NET ASSETS CONSIST OF:
Paid-in capital ( $ 429,354,807 ) $ 305,844,658 $ 1,138,750,877 ( $ 394,336,212 ) ( $ 970,361,455 ) $ 1,444,315,045
Undistributed/accumulated earnings (deficit) 2,155,808,749 55,910,376 1,523,935,160 2,188,603,715 2,419,308,553 (872,400,033)
NET ASSETS $ 1,726,453,942 $ 361,755,034 $ 2,662,686,037 $ 1,794,267,503 $ 1,448,947,098 $ 571,915,012
Class I Shares:
Net Assets $ 983,519,952 $ 352,145,425 $ 690,062,603 $ 424,362,757 $ 447,084,277 $ 395,177,463
Shares outstanding, $.001 par value (unlimited shares
authorized) 13,063,037 28,382,493 8,593,878 15,470,259 11,692,927 11,548,588
Net Asset Value Per Share $75.29 $12.41 $80.30 $27.43 $38.24 $34.22
Class P Shares:
Net Assets $ 742,933,990 $ 9,609,609 $ 1,972,623,434 $ 1,369,904,746 $ 1,001,862,821 $ 176,737,549
Shares outstanding, $.001 par value (unlimited shares
authorized) 9,044,110 769,626 21,832,787 41,959,230 23,618,864 4,146,773
Net Asset Value Per Share $82.15 $12.49 $90.35 $32.65 $42.42 $42.62
Investments, at cost (excluding derivatives) $ 1,017,718,832 $ 289,068,515 $ 2,241,385,872 $ 1,372,417,205 $ 1,105,914,419 $ 568,407,757
Foreign currency held, at cost – – 304 231,407 – 19,511
Outstanding purchased options, at cost – 2,795,208 – – – –
Premiums received from outstanding options written – 2,881,398 – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
Mid-Cap Growth
Portfolio
Mid-Cap Value
Portfolio
Small-Cap
Equity
Portfolio
Small-Cap
Growth
Portfolio
Small-Cap Index
Portfolio
Small-Cap Value
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,006,377,293 $ 388,107,838 $ 258,599,900 $ 343,477,067 $ 739,257,534 $ 274,288,510
Cash – 5,055 10,029 – 14,687 3,532
Cash (segregated for derivative investments) – – 60,800 – 683,600 –
Foreign currency held, at value – – 3,816 8 1,349 –
Receivables:
Dividends and interest 333,271 413,804 291,017 68,832 665,429 159,129
Fund shares sold 67,803 96,856 46,252 7,605 570,178 38,458
Securities sold 8,405,122 – 20,166,930 480,063 72,050,609 315
Variation margin on futures contracts – – 2,091 – 25,861 –
Prepaid expenses and other assets 5,168 2,086 1,309 1,640 3,869 1,590
Total Assets 1,015,188,657 388,625,639 279,182,144 344,035,215 813,273,116 274,491,534
LIABILITIES
Payables:
Fund shares redeemed 285,004 111,447 76,975 142,041 101,703 76,585
Securities purchased 13,811,838 939,131 20,618,386 3,062,708 77,910,606 –
Accrued advisory fees 552,744 216,479 114,248 142,163 178,592 109,681
Accrued service fees 65,073 26,005 16,857 26,122 92,488 30,485
Accrued support service expenses 23,354 7,985 4,684 6,259 16,900 6,606
Accrued custodian and portfolio accounting fees 27,732 25,489 36,571 19,709 39,033 13,833
Accrued shareholder report expenses 4,228 5,940 1,761 1,023 3,837 2,652
Accrued trustees' fees and deferred compensation 45,522 17,917 9,477 12,456 34,031 14,107
Accrued dividends and interest – – – 10 – –
Accrued other 20,997 13,016 14,010 7,347 33,941 8,601
Total Liabilities 14,836,492 1,363,409 20,892,969 3,419,838 78,411,131 262,550
NET ASSETS $ 1,000,352,165 $ 387,262,230 $ 258,289,175 $ 340,615,377 $ 734,861,985 $ 274,228,984
NET ASSETS CONSIST OF:
Paid-in capital ( $ 94,324,899 ) ( $ 1,050,918,510 ) ( $ 207,977,584 ) $ 193,276,085 $ 118,824,815 ( $ 86,395,469 )
Undistributed/accumulated earnings (deficit) 1,094,677,064 1,438,180,740 466,266,759 147,339,292 616,037,170 360,624,453
NET ASSETS $ 1,000,352,165 $ 387,262,230 $ 258,289,175 $ 340,615,377 $ 734,861,985 $ 274,228,984
Class I Shares:
Net Assets $ 393,833,683 $ 158,373,277 $ 103,497,051 $ 160,154,583 $ 568,603,305 $ 186,781,692
Shares outstanding, $.001 par value (unlimited shares
authorized) 14,689,361 5,130,677 3,467,867 5,822,990 17,303,220 6,912,540
Net Asset Value Per Share $26.81 $30.87 $29.84 $27.50 $32.86 $27.02
Class P Shares:
Net Assets $ 606,518,482 $ 228,888,953 $ 154,792,124 $ 180,460,794 $ 166,258,680 $ 87,447,292
Shares outstanding, $.001 par value (unlimited shares
authorized) 20,415,153 4,960,228 3,934,633 5,505,762 4,938,848 2,629,580
Net Asset Value Per Share $29.71 $46.14 $39.34 $32.78 $33.66 $33.26
Investments, at cost (excluding derivatives) $ 925,355,449 $ 324,985,694 $ 254,409,653 $ 338,406,506 $ 652,883,891 $ 272,592,295
Foreign currency held, at cost – – 3,825 8 1,501 –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
Value
Portfolio
Value Advantage
Portfolio
Emerging
Markets
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 844,956,307 $ 1,037,926,209 $ 672,874,048 $ 946,784,991 $ 1,363,640,342 $ 156,824,876
Cash – – – – 63,699 1,585
Foreign currency held, at value 804 – 34,039,772 56,909 469,953 444,829
Receivables:
Dividends and interest 2,091,323 1,012,484 1,640,045 1,986,651 11,284,942 1,623,781
Fund shares sold 35,833 7,055 1,197,820 4,447 1,666,382 28,044
Securities sold 10,678,637 – 634,673 2,088,769 1,371,372 111,876
Forward foreign currency contracts appreciation 244,168 – – – – –
Prepaid expenses and other assets 5,715 4,556 4,238 2,807 6,823 1,124
Total Assets 858,012,787 1,038,950,304 710,390,596 950,924,574 1,378,503,513 159,036,115
LIABILITIES
Payables:
Fund shares redeemed 294,672 550,594 252,816 452,993 576,737 38,886
Securities purchased 10,878,381 – 1,896,712 1,843,710 1,533,113 37,464
Due to custodian – 33,031 – – – –
Accrued advisory fees 441,604 511,404 375,319 489,968 759,704 92,322
Accrued service fees 37,407 16,468 52,497 885 102,760 13,561
Accrued support service expenses 20,146 20,786 13,588 18,033 27,279 3,825
Accrued custodian and portfolio accounting fees 38,771 31,914 90,614 46,362 58,122 29,233
Accrued shareholder report expenses 4,832 4,312 7,914 1,504 8,664 1,455
Accrued trustees' fees and deferred compensation 39,849 41,551 28,273 34,523 53,152 7,755
Accrued foreign capital gains tax – – 1,600,582 – 669,531 –
Accrued dividends and interest – – – – 61 –
Accrued offering expenses – – – 12,558 – –
Accrued other 17,693 20,772 6,645 11,555 14,204 1,576
Total Liabilities 11,773,355 1,230,832 4,324,960 2,912,091 3,803,327 226,077
NET ASSETS $ 846,239,432 $ 1,037,719,472 $ 706,065,636 $ 948,012,483 $ 1,374,700,186 $ 158,810,038
NET ASSETS CONSIST OF:
Paid-in capital ( $ 138,435,965 ) ( $ 82,479,102 ) ( $ 42,596,650 ) $ 954,647,614 $ 17,371,168 ( $ 372,750,895 )
Undistributed/accumulated earnings (deficit) 984,675,397 1,120,198,574 748,662,286 (6,635,131) 1,357,329,018 531,560,933
NET ASSETS $ 846,239,432 $ 1,037,719,472 $ 706,065,636 $ 948,012,483 $ 1,374,700,186 $ 158,810,038
Class I Shares:
Net Assets $ 226,051,531 $ 100,353,372 $ 320,788,154 $ 5,481,883 $ 619,654,030 $ 82,066,037
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,863,766 3,673,043 17,374,708 577,733 42,833,873 6,278,109
Net Asset Value Per Share $20.81 $27.32 $18.46 $9.49 $14.47 $13.07
Class P Shares:
Net Assets $ 620,187,901 $ 937,366,100 $ 385,277,482 $ 942,530,600 $ 755,046,156 $ 76,744,001
Shares outstanding, $.001 par value (unlimited shares
authorized) 25,776,462 33,551,281 19,933,904 98,627,754 48,022,958 4,212,660
Net Asset Value Per Share $24.06 $27.94 $19.33 $9.56 $15.72 $18.22
Investments, at cost (excluding derivatives) $ 827,449,250 $ 852,507,890 $ 668,951,876 $ 856,696,210 $ 1,125,905,075 $ 151,095,191
Foreign currency held, at cost 804 – 34,055,669 56,939 469,955 444,441

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
International
Value
Portfolio
Health Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG Diversified
Portfolio
ESG Diversified
Growth
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 908,623,413 $ 414,197,347 $ 370,593,633 $ 379,216,048 $ 37,296,631 $ 17,668,341
Foreign currency held, at value 1,409,196 752 – – – –
Receivables:
Dividends and interest 10,004,318 372,335 1,580,235 61,972 38,028 10,976
Fund shares sold 191,910 14,445 3,261 32,756 180 –
Securities sold 6,711,112 1,851,001 554,616 14,635,166 2,043 3,227
Due from advisor – – – – 2,771 4,121
Prepaid expenses and other assets 12,006 2,389 2,022 2,919 200 91
Total Assets 926,951,955 416,438,269 372,733,767 393,948,861 37,339,853 17,686,756
LIABILITIES
Payables:
Fund shares redeemed 395,045 121,968 83,714 124,226 2,223 3,227
Securities purchased 6,025,760 – – 542,087 38,027 10,976
Accrued advisory fees 452,198 306,213 212,568 249,675 6,108 2,851
Accrued service fees 54,139 67,674 33,567 62,660 6,005 2,493
Accrued support service expenses 19,686 9,452 8,365 7,711 804 363
Accrued custodian and portfolio accounting fees 79,986 21,674 18,027 16,898 15,747 15,630
Accrued shareholder report expenses 7,590 1,941 3,059 602 20 29
Accrued trustees' fees and deferred compensation 38,276 19,036 15,906 15,916 1,606 740
Accrued foreign capital gains tax 356,250 – – – – –
Accrued dividends and interest – – – 16 – –
Accrued offering expenses – – – – 22,475 12,675
Accrued other 7,539 7,148 10,106 7,244 2,364 2,169
Total Liabilities 7,436,469 555,106 385,312 1,027,035 95,379 51,153
NET ASSETS $ 919,515,486 $ 415,883,163 $ 372,348,455 $ 392,921,826 $ 37,244,474 $ 17,635,603
NET ASSETS CONSIST OF:
Paid-in capital $ 1,450,916,810 ( $ 116,609,725 ) $ 261,494,426 $ 121,327,788 $ 33,130,141 $ 16,003,316
Undistributed/accumulated earnings (deficit) (531,401,324) 532,492,888 110,854,029 271,594,038 4,114,333 1,632,287
NET ASSETS $ 919,515,486 $ 415,883,163 $ 372,348,455 $ 392,921,826 $ 37,244,474 $ 17,635,603
Class I Shares:
Net Assets $ 324,951,570 $ 413,572,443 $ 207,239,598 $ 389,461,186 $ 36,615,702 $ 15,336,598
Shares outstanding, $.001 par value (unlimited shares
authorized) 18,624,901 5,993,134 6,241,723 18,651,898 3,297,901 1,446,568
Net Asset Value Per Share $17.45 $69.01 $33.20 $20.88 $11.10 $10.60
Class P Shares:
Net Assets $ 594,563,916 $ 2,310,720 $ 165,108,857 $ 3,460,640 $ 628,772 $ 2,299,005
Shares outstanding, $.001 par value (unlimited shares
authorized) 30,085,557 30,226 4,714,836 129,480 56,273 215,828
Net Asset Value Per Share $19.76 $76.45 $35.02 $26.73 $11.17 $10.65
Investments, at cost (excluding derivatives) $ 850,096,854 $ 328,979,043 $ 366,329,496 $ 302,672,724 $ 33,371,051 $ 15,344,739
Foreign currency held, at cost 1,412,157 742 – – – –
Commitments and contingent liabilities (1) – – – – – –
(1) The ESG Diversified Portfolio and ESG Diversified Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to
Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 329,345,420 $ – $ – $ – $ – $ –
Investments in affiliated mutual funds, at value – 489,258,337 2,553,903,748 2,054,150,045 3,436,402 1,008,128,869
Cash 1,406,867 – – – – –
Receivables:
Dividends and interest 220,530 – – – – –
Fund shares sold 3,389 – 13 686,836 – –
Securities sold 48,954 61,857 1,348,009 – 43 206,928
Due from advisor – 33,219 106,073 139,804 6,516 –
Prepaid expenses and other assets 2,006 3,030 15,175 11,714 – 6,485
Total Assets 331,027,166 489,356,443 2,555,373,018 2,054,988,399 3,442,961 1,008,342,282
LIABILITIES
Payables:
Fund shares redeemed 52,343 61,857 1,348,022 486,987 43 206,928
Securities purchased 183,400 – – 199,848 – –
Accrued advisory fees 37,941 80,720 419,063 335,454 443 82,974
Accrued distribution fees 13,430 – – – – –
Accrued service fees 53,722 78,591 408,280 324,745 271 165,917
Accrued support service expenses 7,808 11,619 59,597 46,138 484 24,578
Accrued custodian and portfolio accounting fees 16,956 16,223 17,333 16,943 6,582 20,006
Accrued shareholder report expenses 1,060 7,376 12,933 5,315 119 7,886
Accrued trustees' fees and deferred compensation 15,345 22,672 116,077 91,460 142 47,451
Accrued offering expenses – – – – 703 –
Accrued other (1) 8,450 13,566 58,142 44,442 2,538 26,839
Total Liabilities 390,455 292,624 2,439,447 1,551,332 11,325 582,579
NET ASSETS $ 330,636,711 $ 489,063,819 $ 2,552,933,571 $ 2,053,437,067 $ 3,431,636 $ 1,007,759,703
NET ASSETS CONSIST OF:
Paid-in capital $ 218,442,162 $ 209,363,494 $ 964,363,067 $ 1,192,074,413 $ 3,316,673 $ 92,143,798
Undistributed/accumulated earnings (deficit) 112,194,549 279,700,325 1,588,570,504 861,362,654 114,963 915,615,905
NET ASSETS $ 330,636,711 $ 489,063,819 $ 2,552,933,571 $ 2,053,437,067 $ 3,431,636 $ 1,007,759,703
Class D Shares:
Net Assets $ 327,708,326 $ – $ – $ – $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 18,827,766 – – – – –
Net Asset Value Per Share $17.41 $– $– $– $– $–
Class I Shares:
Net Assets $ – $ 475,717,643 $ 2,485,493,058 $ 1,986,821,761 $ 2,367,708 $ 1,007,571,357
Shares outstanding, $.001 par value (unlimited shares
authorized) – 23,034,648 86,366,972 57,377,783 224,437 67,753,431
Net Asset Value Per Share $– $20.65 $28.78 $34.63 $10.55 $14.87
Class P Shares:
Net Assets $ 2,928,385 $ 13,346,176 $ 67,440,513 $ 66,615,306 $ 1,063,928 $ 188,346
Shares outstanding, $.001 par value (unlimited shares
authorized) 166,272 640,227 2,321,481 1,905,812 100,796 12,546
Net Asset Value Per Share $17.61 $20.85 $29.05 $34.95 $10.56 $15.01
Investments, at cost (excluding derivatives) $ 305,934,289 $ – $ – $ – $ – $ –
Investments in affiliated mutual funds, at cost – 437,200,427 2,038,864,826 1,681,440,612 3,324,576 957,719,398
Commitments and contingent liabilities (2) – – – – – –
(1) Accrued other for the Pacific Dynamix - Aggressive Growth Portfolio includes $2,154 of transfer agency fees.
(2) The Pacific Dynamix - Aggressive Growth Portfolio, Pacific Dynamix - Conservative Growth Portfolio, Pacific Dynamix - Growth Portfolio and Pacific Dynamix - Moderate
Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ – $ – $ – $ – $ 60,174,884 $ 1,190,303,556
Investments in affiliated mutual funds, at value 1,517,013,718 6,916,675,088 6,511,620,251 1,623,088,962 – –
Cash – – – – – 139,232
Receivables:
Dividends and interest – – – – 702,773 9,231,947
Fund shares sold 353 – – 15,260 999 26,979
Securities sold 973,980 2,674,948 3,675,855 699,800 – 21,442,935
Prepaid expenses and other assets 9,448 42,182 39,476 9,632 1,771 6,861
Total Assets 1,517,997,499 6,919,392,218 6,515,335,582 1,623,813,654 60,880,427 1,221,151,510
LIABILITIES
Payables:
Fund shares redeemed 974,333 2,674,948 3,675,855 715,059 21,766 398,849
Securities purchased – – – – 114,861 31,277,205
Accrued advisory fees 124,806 568,533 534,842 133,359 13,283 142,110
Accrued service fees 249,529 1,136,715 1,068,866 266,081 – –
Accrued support service expenses 36,432 163,978 153,629 37,795 5,970 29,616
Accrued custodian and portfolio accounting fees 21,518 24,536 24,281 21,222 37,729 149,142
Accrued shareholder report expenses 12,082 49,846 42,754 9,411 1,368 5,744
Accrued trustees' fees and deferred compensation 70,713 320,881 300,973 74,638 13,403 57,698
Accrued other 38,117 161,282 150,187 37,935 7,882 28,018
Total Liabilities 1,527,530 5,100,719 5,951,387 1,295,500 216,262 32,088,382
NET ASSETS $ 1,516,469,969 $ 6,914,291,499 $ 6,509,384,195 $ 1,622,518,154 $ 60,664,165 $ 1,189,063,128
NET ASSETS CONSIST OF:
Paid-in capital ( $ 355,759,616 ) ( $ 1,972,361,604 ) ( $ 2,377,243,613 ) ( $ 508,831,208 ) $ 27,971,156 $ 1,094,749,565
Undistributed/accumulated earnings (deficit) 1,872,229,585 8,886,653,103 8,886,627,808 2,131,349,362 32,693,009 94,313,563
NET ASSETS $ 1,516,469,969 $ 6,914,291,499 $ 6,509,384,195 $ 1,622,518,154 $ 60,664,165 $ 1,189,063,128
Class I Shares:
Net Assets $ 1,515,958,365 $ 6,912,141,173 $ 6,504,353,127 $ 1,618,625,405 $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 86,276,668 336,677,822 283,496,163 65,850,612 – –
Net Asset Value Per Share $17.57 $20.53 $22.94 $24.58 $– $–
Class P Shares:
Net Assets $ 511,604 $ 2,150,326 $ 5,031,068 $ 3,892,749 $ 60,664,165 $ 1,189,063,128
Shares outstanding, $.001 par value (unlimited shares
authorized) 28,845 103,765 217,244 156,896 5,169,493 93,957,764
Net Asset Value Per Share $17.74 $20.72 $23.16 $24.81 $11.74 $12.66
Investments, at cost (excluding derivatives) $ – $ – $ – $ – $ 60,258,651 $ 1,322,079,404
Investments in affiliated mutual funds, at cost 1,375,841,016 5,845,321,142 5,368,916,871 1,300,532,274 – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 220,710,869 $ 1,168,232,104 $ 1,143,949,558 $ 343,169,077 $ 69,771,510 $ 85,660,973
Cash – – – – 144 2,805
Cash (segregated for derivative investments) – 316,000 318,000 97,000 26,000 30,400
Foreign currency held, at value 149 – – – – –
Receivables:
Dividends and interest 3,931,309 223,417 1,069,995 294,828 20,600 128,763
Fund shares sold 8,993 50,961 49,962 13,989 3,997 3,997
Securities sold 76,026 121,097,643 149,066,430 35,679,673 17,391,228 18,333,104
Variation margin on futures contracts – – – 97,433 702 849
Prepaid expenses and other assets 1,033 5,880 5,724 1,969 396 477
Total Assets 224,728,379 1,289,926,005 1,294,459,669 379,353,969 87,214,577 104,161,368
LIABILITIES
Payables:
Fund shares redeemed 57,633 312,283 299,422 96,838 13,790 20,840
Securities purchased 862,822 118,140,669 147,561,470 35,241,296 17,154,194 17,889,694
Due to custodian – – 3,106 98,884 – –
Variation margin on futures contracts – 38,739 8,081 – – –
Accrued advisory fees 37,511 119,751 114,214 38,318 7,874 9,626
Accrued support service expenses 4,383 23,901 23,854 8,222 1,613 1,969
Accrued custodian and portfolio accounting fees 36,794 38,514 43,047 25,549 20,408 23,285
Accrued shareholder report expenses 2,140 3,659 3,800 1,783 334 742
Accrued trustees' fees and deferred compensation 8,533 47,850 48,217 16,519 3,263 4,007
Accrued other 5,372 34,023 38,545 16,793 2,620 4,250
Total Liabilities 1,015,188 118,759,389 148,143,756 35,544,202 17,204,096 17,954,413
NET ASSETS $ 223,713,191 $ 1,171,166,616 $ 1,146,315,913 $ 343,809,767 $ 70,010,481 $ 86,206,955
NET ASSETS CONSIST OF:
Paid-in capital $ 110,754,106 ( $ 56,168,724 ) $ 391,859,781 $ 221,962,839 ( $ 6,850,682 ) ( $ 10,477,684 )
Undistributed/accumulated earnings (deficit) 112,959,085 1,227,335,340 754,456,132 121,846,928 76,861,163 96,684,639
NET ASSETS $ 223,713,191 $ 1,171,166,616 $ 1,146,315,913 $ 343,809,767 $ 70,010,481 $ 86,206,955
Class P Shares:
Net Assets $ 223,713,191 $ 1,171,166,616 $ 1,146,315,913 $ 343,809,767 $ 70,010,481 $ 86,206,955
Shares outstanding, $.001 par value (unlimited shares
authorized) 11,344,337 11,715,636 24,156,244 24,684,384 1,633,734 2,456,147
Net Asset Value Per Share $19.72 $99.97 $47.45 $13.93 $42.85 $35.10
Investments, at cost (excluding derivatives) $ 228,009,350 $ 792,836,803 $ 994,098,329 $ 317,284,633 $ 64,367,246 $ 89,335,684
Foreign currency held, at cost 152 – – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2024 (Unaudited)
PD Emerging
Markets Index
Portfolio
PD International
Large-Cap Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 105,631,443 $ 698,969,002
Cash 1,415 –
Cash (segregated for derivative investments) – 642,471
Foreign currency held, at value 113,118 693,439
Receivables:
Dividends and interest 326,929 4,415,891
Fund shares sold 5,995 33,974
Securities sold 1,190 –
Variation margin on futures contracts 4,190 19,101
Prepaid expenses and other assets 1,730 4,100
Total Assets 106,086,010 704,777,978
LIABILITIES
Payables:
Fund shares redeemed 20,840 167,648
Securities purchased 5,244 –
Accrued advisory fees 12,515 86,140
Accrued support service expenses 2,200 15,646
Accrued custodian and portfolio accounting fees 108,468 65,121
Accrued shareholder report expenses 1,076 3,194
Accrued trustees' fees and deferred compensation 4,825 30,852
Accrued foreign capital gains tax 515,777 –
Accrued dividends and interest 1,195 –
Accrued other (1) 12,227 44,171
Total Liabilities 684,367 412,772
NET ASSETS $ 105,401,643 $ 704,365,206
NET ASSETS CONSIST OF:
Paid-in capital $ 46,270,094 $ 354,718,491
Undistributed/accumulated earnings (deficit) 59,131,549 349,646,715
NET ASSETS $ 105,401,643 $ 704,365,206
Class P Shares:
Net Assets $ 105,401,643 $ 704,365,206
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,572,253 26,009,908
Net Asset Value Per Share $18.92 $27.08
Investments, at cost (excluding derivatives) $ 107,210,980 $ 620,522,237
Foreign currency held, at cost 132,586 693,863
(1) Accrued other for the PD International Large-Cap Index Portfolio includes $35,437 in accrued licensing fees.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)

See Notes to Financial Statements
_
Core Income
Portfolio
Diversified
Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield
Bond
Portfolio
Inflation
Managed
Portfolio
Intermediate
Bond
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 378,818 $ 31,703 $ – $ –
Interest, net of foreign taxes withheld 23,263,472 66,142,025 13,063,958 22,191,313 10,175,216 22,890,630
Total Investment Income 23,263,472 66,142,025 13,442,776 22,223,016 10,175,216 22,890,630
EXPENSES
Advisory fees 2,077,538 4,813,164 905,554 1,220,690 770,559 2,181,848
Service fees - Class I 67,741 645,009 260,709 242,643 253,837 26,707
Support services expenses 39,958 103,957 12,154 23,988 17,853 47,084
Custodian fees and expenses 6,911 151,862 6,828 2,922 33,163 11,859
Portfolio accounting fees 75,432 157,914 63,549 45,266 39,370 89,391
Shareholder report expenses 4,030 10,518 1,430 2,764 2,073 5,303
Legal and audit fees 18,551 47,542 5,238 10,782 7,793 21,682
Trustees' fees 45,580 17,472 – – – 55,918
Interest expense 2,681 7,647 704 1,569 155,043 7,910
Other 14,352 33,126 1,793 2,144 3,827 18,301
Total Expenses 2,352,774 5,988,211 1,257,959 1,552,768 1,283,518 2,466,003
Net Expenses 2,352,774 5,988,211 1,257,959 1,552,768 1,283,518 2,466,003
NET INVESTMENT INCOME (LOSS) 20,910,698 60,153,814 12,184,817 20,670,248 8,891,698 20,424,627
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld (23,723,208) (6,107,886) (377,669) (11,441,889) (17,859,210) (57,718,212)
Foreign currency transactions – 1,282,629 – – (104,686) –
Forward foreign currency contract transactions – – – – 1,878,178 –
Futures contract transactions – 6,087,567 – – 1,510,144 –
Written option transactions – – – – 460,290 –
Swap transactions – – – – 1,793,320 –
Net Realized Gain (Loss) (23,723,208) 1,262,310 (377,669) (11,441,889) (12,321,964) (57,718,212)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 6,767,807 (41,464,322) (164,156) 7,947,948 7,022,151 38,745,021
Foreign currencies – (1,425,257) – – 28,665 (2)
Forward foreign currency contracts – – – – 1,537,170 –
Futures contracts – (8,621,636) – – 2,095,897 –
Swaps – – – – (3,789,621) –
Written options – – – – 437,464 –
Change in Net Unrealized Appreciation (Depreciation) 6,767,807 (51,511,215) (164,156) 7,947,948 7,331,726 38,745,019
NET GAIN (LOSS) (16,955,401) (50,248,905) (541,825) (3,493,941) (4,990,238) (18,973,193)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 3,955,297 $ 9,904,909 $ 11,642,992 $ 17,176,307 $ 3,901,460 $ 1,451,434
Foreign taxes withheld on dividends and interest $ – $ 13,715 $ – $ – $ – $ –
Foreign capital gains tax withheld – 704 – – – –
Change in deferred foreign capital gains tax – 401 – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
Managed Bond
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend
Growth
Portfolio
Equity Index
Portfolio
Focused
Growth
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 7,217 $ – $ – $ 5,671,760 $ 34,386,560 $ 3,108,481
Interest, net of foreign taxes withheld 57,894,757 34,965,476 12,634,351 509,690 1,049,745 478,540
Total Investment Income 57,901,974 34,965,476 12,634,351 6,181,450 35,436,305 3,587,021
EXPENSES
Advisory fees 4,467,302 2,898,164 1,219,807 2,431,999 1,127,650 3,293,124
Service fees - Class I 660,414 411,613 23,098 642,887 3,992,318 322,665
Support services expenses 97,530 75,916 12,538 32,133 205,300 39,262
Custodian fees and expenses 76,996 25,171 52,093 7,575 22,640 5,217
Portfolio accounting fees 132,855 118,641 34,946 56,529 189,869 49,201
Shareholder report expenses 10,363 8,165 1,223 3,983 21,064 4,237
Legal and audit fees 44,245 34,513 5,703 13,627 95,907 18,274
Trustees' fees 1,503 41,539 3,897 – 185,539 50,839
Interest expense 477,456 6,798 8,572 1,833 12,108 2,415
Other 33,377 27,202 1,544 9,993 64,692 15,561
Total Expenses 6,002,041 3,647,722 1,363,421 3,200,559 5,917,087 3,800,795
Advisory Fee Waiver (167,525) – (77,695) (109,641) – –
Net Expenses 5,834,516 3,647,722 1,285,726 3,090,918 5,917,087 3,800,795
NET INVESTMENT INCOME (LOSS) 52,067,458 31,317,754 11,348,625 3,090,532 29,519,218 (213,774)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (30,320,581) (16,259,385) 3,382,043 130,095,334 10,585,637 74,031,791
Foreign currency transactions (246,854) – (42,135) (6,274) – 4,659
Forward foreign currency contract transactions 1,460,487 – (853,356) – – –
Futures contract transactions (4,391,354) (3,336,900) 538,832 – 5,531,449 –
Purchased option transactions 648,428 (235,409) – – – –
Written option transactions 835,196 – – – – –
Swap transactions 3,022,032 46,974 (1,048,418) – – –
Net Realized Gain (Loss) (28,992,646) (19,784,720) 1,976,966 130,089,060 16,117,086 74,036,450
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (32,059,772) 10,404,890 (8,977,613) (58,799,049) 642,690,053 85,332,942
Foreign currencies (3,880) (50) (207,170) (22,873) – (2,540)
Forward foreign currency contracts 3,093,950 – 1,377,311 – – –
Futures contracts 12,405,038 150,322 (178,696) – (976,591) –
Purchased options 6,775 – – – – –
Short positions 993,778 – – – – –
Swaps 4,988,625 19,412 86,616 – – –
Written options (38,236) – – – – –
Change in Net Unrealized Appreciation (Depreciation) (10,613,722) 10,574,574 (7,899,552) (58,821,922) 641,713,462 85,330,402
NET GAIN (LOSS) (39,606,368) (9,210,146) (5,922,586) 71,267,138 657,830,548 159,366,852
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 12,461,090 $ 22,107,608 $ 5,426,039 $ 74,357,670 $ 687,349,766 $ 159,153,078
Foreign taxes withheld on dividends and interest $ 10,863 $ – $ 41,744 $ 4,082 $ 8,860 $ 49,674
Change in deferred foreign capital gains tax – – (254) – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap
Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap
Value
Portfolio
Mid-Cap
Equity
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 3,756,844 $ 2,089,852 $ 14,235,140 $ 3,905,919 $ 13,434,439 $ –
Interest, net of foreign taxes withheld 269,281 164,716 292,232 217,653 514,664 16,043,033
Total Investment Income 4,026,125 2,254,568 14,527,372 4,123,572 13,949,103 16,043,033
EXPENSES
Advisory fees 4,262,058 943,180 4,886,317 5,572,439 3,918,556 1,886,989
Service fees - Class I 905,538 306,151 648,667 402,913 446,864 393,628
Support services expenses 64,220 12,852 92,387 66,054 54,574 25,038
Custodian fees and expenses 8,266 19,897 12,352 12,388 5,669 6,471
Portfolio accounting fees 68,892 32,673 81,127 63,979 101,172 38,054
Shareholder report expenses 6,688 1,246 9,143 6,616 5,650 2,746
Legal and audit fees 29,783 6,150 43,547 31,841 25,518 11,622
Trustees' fees 21,797 18,610 63,213 44,697 7,679 179
Interest expense 5,933 1,007 6,435 9,682 3,385 949,145
Recoupment of adviser reimbursement (1) – 25,517 – – – –
Other 23,876 6,135 29,098 22,579 20,559 11,480
Total Expenses 5,397,051 1,373,418 5,872,286 6,233,188 4,589,626 3,325,352
Advisory Fee Waiver – – – (635,693) – (580,612)
Net Expenses 5,397,051 1,373,418 5,872,286 5,597,495 4,589,626 2,744,740
NET INVESTMENT INCOME (LOSS) (1,370,926) 881,150 8,655,086 (1,473,923) 9,359,477 13,298,293
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 145,387,550 10,030,926 113,157,192 201,543,140 44,368,960 1,528,899
Foreign currency transactions 259 – – 1,396 – (35,735)
Forward foreign currency contract transactions – – – – – 123,425
Futures contract transactions – 725,078 583,841 – – 2,919,646
Purchased option transactions – (5,452,138) – – – –
Written option transactions – (9,700,569) – – – –
Swap transactions – – – – – 79,442,208
Net Realized Gain (Loss) 145,387,809 (4,396,703) 113,741,033 201,544,536 44,368,960 83,978,443
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 195,040,209 35,564,058 190,767,604 133,140,569 (8,354,062) (4,507,523)
Foreign currencies (1,411) – (2,077) (3,769) (22,508) (332)
Forward foreign currency contracts – – – – – 7,098
Futures contracts – (26,600) – – – 2,903,381
Purchased options – 68,097 – – – –
Swaps – – – – – (67,029,458)
Written options – 16,437 – – – –
Change in Net Unrealized Appreciation (Depreciation) 195,038,798 35,621,992 190,765,527 133,136,800 (8,376,570) (68,626,834)
NET GAIN (LOSS) 340,426,607 31,225,289 304,506,560 334,681,336 35,992,390 15,351,609
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 339,055,681 $ 32,106,439 $ 313,161,646 $ 333,207,413 $ 45,351,867 $ 28,649,902
Foreign taxes withheld on dividends and interest $ 52,858 $ 3,437 $ 67,504 $ 175,063 $ 63,024 $ –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Hedged Equity Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
Mid-Cap
Growth
Portfolio
Mid-Cap Value
Portfolio
Small-Cap
Equity
Portfolio
Small-Cap
Growth
Portfolio
Small-Cap
Index
Portfolio
Small-Cap
Value
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 2,224,064 $ 3,054,497 $ 2,097,357 $ 767,699 $ 5,314,021 $ 2,872,401
Interest, net of foreign taxes withheld 252,608 174,359 80,444 264,129 126,157 44,021
Total Investment Income 2,476,672 3,228,856 2,177,801 1,031,828 5,440,178 2,916,422
EXPENSES
Advisory fees 3,412,909 1,291,093 785,179 834,965 1,067,038 961,653
Service fees - Class I 400,223 155,976 101,726 159,502 558,587 189,999
Support services expenses 41,319 16,522 8,882 11,821 30,715 12,199
Custodian fees and expenses 4,808 4,040 15,938 2,862 9,325 3,445
Portfolio accounting fees 44,523 29,739 30,859 23,950 49,174 23,713
Shareholder report expenses 4,209 1,929 991 1,265 3,203 1,350
Legal and audit fees 19,685 6,902 4,183 5,510 17,785 9,386
Trustees' fees 30,458 – – 3,719 12,357 1,667
Interest expense 2,478 950 854 831 2,252 1,103
Licensing fees – – 10,889 – 50,075 –
Other 15,844 3,570 5,107 6,635 13,566 7,730
Total Expenses 3,976,456 1,510,721 964,608 1,051,060 1,814,077 1,212,245
Advisory Fee Waiver (121,890) – (104,691) – – (63,872)
Net Expenses 3,854,566 1,510,721 859,917 1,051,060 1,814,077 1,148,373
NET INVESTMENT INCOME (LOSS) (1,377,894) 1,718,135 1,317,884 (19,232) 3,626,101 1,768,049
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 38,996,884 14,468,589 1,386,362 6,468,848 26,971,097 (12,608,445)
Foreign currency transactions – 6 2,723 (726) – –
Futures contract transactions – – 16,144 – 77,131 –
Net Realized Gain (Loss) 38,996,884 14,468,595 1,405,229 6,468,122 27,048,228 (12,608,445)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (30,246,942) (705,457) (1,544,843) 2,932,738 (19,561,838) 7,694,908
Foreign currencies – (121) (1,129) (623) (44) –
Futures contracts – – (1,409) – (219,623) –
Change in Net Unrealized Appreciation (Depreciation) (30,246,942) (705,578) (1,547,381) 2,932,115 (19,781,505) 7,694,908
NET GAIN (LOSS) 8,749,942 13,763,017 (142,152) 9,400,237 7,266,723 (4,913,537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 7,372,048 $ 15,481,152 $ 1,175,732 $ 9,381,005 $ 10,892,824 ( $ 3,145,488 )
Foreign taxes withheld on dividends and interest $ – $ 5,802 $ 15,384 $ 13,588 $ 8,380 $ 4,796

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
Value
Portfolio
Value
Advantage
Portfolio
Emerging
Markets
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 12,569,692 $ 10,807,557 $ 5,264,060 $ 8,192,116 $ 19,202,626 $ 3,361,369
Interest, net of foreign taxes withheld 365,615 366,270 341,307 164,549 267,923 11,835
Total Investment Income 12,935,307 11,173,827 5,605,367 8,356,665 19,470,549 3,373,204
EXPENSES
Advisory fees 3,165,764 2,946,756 2,296,362 2,869,731 4,355,745 689,183
Service fees - Class I 231,241 99,276 320,777 4,545 609,584 82,372
Support services expenses 38,465 37,374 15,448 34,309 48,198 7,608
Custodian fees and expenses 7,588 4,444 61,343 31,905 33,042 22,040
Portfolio accounting fees 50,602 43,224 74,464 48,933 82,347 24,433
Shareholder report expenses 4,139 3,936 2,940 3,522 5,013 601
Legal and audit fees 17,806 17,187 17,577 20,160 27,355 5,878
Trustees' fees 16,773 28,543 – 47,618 2,748 –
Professional fees 15,594 – 12,213 14,518 24,584 –
Interest expense 2,259 2,199 2,278 3,771 4,247 6,972
Other 15,741 13,788 – 14,333 19,467 5,643
Total Expenses 3,565,972 3,196,727 2,803,402 3,093,345 5,212,330 844,730
Advisory Fee Waiver (332,310) (89,295) – – (168,685) (12,162)
Net Expenses 3,233,662 3,107,432 2,803,402 3,093,345 5,043,645 832,568
NET INVESTMENT INCOME (LOSS) 9,701,645 8,066,395 2,801,965 5,263,320 14,426,904 2,540,636
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 22,115,840 40,474,583 18,632,890 17,197,161 21,263,429 1,566,335
Foreign currency transactions 31 – (663,704) 93,918 (16,774) (129,616)
Forward foreign currency contract transactions 1,354,220 – – – – –
Futures contract transactions – – (430,320) – – 88,021
Net Realized Gain (Loss) 23,470,091 40,474,583 17,538,866 17,291,079 21,246,655 1,524,740
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (3,791,889) 4,573,037 (5,363,954) 38,409,610 9,587,752 (1,950,528)
Foreign currencies (20,384) – (11,579) (59,336) (429,310) (92,848)
Forward foreign currency contracts 997,136 – – – – –
Change in Net Unrealized Appreciation (Depreciation) (2,815,137) 4,573,037 (5,375,533) 38,350,274 9,158,442 (2,043,376)
NET GAIN (LOSS) 20,654,954 45,047,620 12,163,333 55,641,353 30,405,097 (518,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 30,356,599 $ 53,114,015 $ 14,965,298 $ 60,904,673 $ 44,832,001 $ 2,022,000
Foreign taxes withheld on dividends and interest $ 141,128 $ 20,540 $ 702,959 $ 964,108 $ 2,462,521 $ 309,540
Foreign taxes reclaimed – – – 432,889 1,681,165 334,271
Foreign capital gains tax withheld – – 1,028,542 – 72,249 7
Change in deferred foreign capital gains tax – – (1,235,455) – (40,249) –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
International
Value
Portfolio
Health
Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG
Diversified
Portfolio
ESG
Diversified
Growth
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 23,961,463 $ 2,423,555 $ 4,532,625 $ 838,025 $ 229,080 $ 68,501
Interest, net of foreign taxes withheld 327,156 268,091 51,755 237,726 – –
Total Investment Income 24,288,619 2,691,646 4,584,380 1,075,751 229,080 68,501
EXPENSES
Advisory fees 2,826,862 1,851,370 1,433,639 1,562,185 35,351 16,228
Service fees - Class I 325,697 409,231 205,610 344,330 34,900 14,440
Support services expenses 37,291 17,863 15,055 14,388 1,481 678
Custodian fees and expenses 55,758 3,556 1,878 2,308 – –
Portfolio accounting fees 79,555 29,284 25,308 25,765 24,322 24,288
Shareholder report expenses 3,978 1,892 1,642 1,482 359 284
Legal and audit fees 22,849 10,235 6,920 11,553 708 318
Trustees' fees 533 11,850 – 14,538 2,125 996
Professional fees 18,850 – – – – –
Interest expense 2,199 1,047 1,459 911 – –
Licensing fees – – – 10,000 – –
Other (1) 16,189 7,937 7,151 6,482 5,732 5,765
Total Expenses 3,389,761 2,344,265 1,698,662 1,993,942 104,978 62,997
Advisory Fee Waiver – – (152,984) (67,892) – –
Adviser Reimbursement – – – – (16,984) (24,185)
Net Expenses 3,389,761 2,344,265 1,545,678 1,926,050 87,994 38,812
NET INVESTMENT INCOME (LOSS) 20,898,858 347,381 3,038,702 (850,299) 141,086 29,689
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 48,732,790 10,810,313 2,358,451 96,833,545 270,078 11,634
Foreign currency transactions (294,071) (26,101) – 17,470 – –
Forward foreign currency contract transactions – (39,956) – – – –
Futures contract transactions 116,893 – – – – –
Net Realized Gain (Loss) 48,555,612 10,744,256 2,358,451 96,851,015 270,078 11,634
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (42,297,818) 25,897,937 (9,299,885) (9,197,601) 2,121,336 1,336,079
Foreign currencies (385,893) (5,211) – (384) – –
Forward foreign currency contracts – 125,292 – – – –
Change in Net Unrealized Appreciation (Depreciation) (42,683,711) 26,018,018 (9,299,885) (9,197,985) 2,121,336 1,336,079
NET GAIN (LOSS) 5,871,901 36,762,274 (6,941,434) 87,653,030 2,391,414 1,347,713
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 26,770,759 $ 37,109,655 ( $ 3,902,732 ) $ 86,802,731 $ 2,532,500 $ 1,377,402
Foreign taxes withheld on dividends and interest $ 2,790,564 $ 16,201 $ – $ 19,824 $ – $ –
Foreign taxes reclaimed 1,348,613 – – – – –
Foreign capital gains tax withheld 341,631 – – – – –
Change in deferred foreign capital gains tax (81,291) – – – – –
(1) Other expenses for the ESG Diversified and ESG Diversified Growth Portfolios include $5,287 and $5,563 of transfer agency expenses, respectively.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio (1)
Portfolio
Optimization
Conservative
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 4,109,882 $ – $ – $ – $ – $ –
Total Investment Income 4,109,882 – – – – –
EXPENSES
Advisory fees 330,758 493,167 2,524,532 1,989,932 797 515,389
Distribution and/or service fees - Class D 409,704 – – – – –
Service fees - Class I – 482,565 2,464,124 1,932,508 449 1,030,594
Support services expenses 14,475 21,599 109,859 85,485 484 45,834
Custodian fees and expenses 521 – – – – –
Portfolio accounting fees 28,093 25,081 26,881 26,358 6,582 32,079
Shareholder report expenses 1,531 2,303 11,517 8,896 397 4,919
Legal and audit fees 6,674 9,887 50,585 39,641 239 20,809
Trustees' fees 16,643 16,877 98,966 101,527 156 15,507
Interest expense 1,011 – – – – –
Offering expense – – – – 1,666 –
Other (2) 6,851 13,318 41,784 33,987 2,300 20,848
Total Expenses 816,261 1,064,797 5,328,248 4,218,334 13,070 1,685,979
Advisory Fee Waiver (99,227) – – – – –
Adviser Reimbursement – (139,957) (565,012) (547,248) (11,864) –
Net Expenses 717,034 924,840 4,763,236 3,671,086 1,206 1,685,979
NET INVESTMENT INCOME (LOSS) 3,392,848 (924,840) (4,763,236) (3,671,086) (1,206) (1,685,979)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 26,264,615 – – – – –
Investment securities from affiliated mutual fund investments – 18,832,794 97,262,209 57,396,869 4,343 13,968,000
Net Realized Gain (Loss) 26,264,615 18,832,794 97,262,209 57,396,869 4,343 13,968,000
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (9,362,554) – – – – –
Investment securities from affiliated mutual fund investments – 2,023,498 65,612,872 95,223,609 111,826 17,868,601
Change in Net Unrealized Appreciation (Depreciation) (9,362,554) 2,023,498 65,612,872 95,223,609 111,826 17,868,601
NET GAIN (LOSS) 16,902,061 20,856,292 162,875,081 152,620,478 116,169 31,836,601
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 20,294,909 $ 19,931,452 $ 158,111,845 $ 148,949,392 $ 114,963 $ 30,150,622
(1) Operations commenced on April 30, 2024.
(2) Other expenses for the Pacific Dynamix - Aggressive Growth Portfolio includes $2,154 of transfer agency expenses.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate
Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
INVESTMENT INCOME
Interest, net of foreign taxes withheld $ – $ – $ – $ – $ 5,118,790 $ 21,394,999
Total Investment Income – – – – 5,118,790 21,394,999
EXPENSES
Advisory fees 766,814 3,471,096 3,256,786 806,295 168,778 860,078
Service fees - Class I 1,533,144 6,940,110 6,508,716 1,608,878 – –
Support services expenses 67,576 304,151 284,860 70,056 12,166 53,804
Custodian fees and expenses – – – – 2,445 35,703
Portfolio accounting fees 34,198 39,034 38,638 33,811 47,917 185,972
Shareholder report expenses 7,212 32,243 30,139 7,390 1,351 5,542
Legal and audit fees 30,812 139,335 130,730 32,252 5,381 24,605
Trustees' fees 20,376 141,198 157,981 45,335 11,866 52,777
Interest expense – – – – 1,976 893
Other 27,893 104,931 98,501 28,610 4,711 16,289
Total Expenses 2,488,025 11,172,098 10,506,351 2,632,627 256,591 1,235,663
Net Expenses 2,488,025 11,172,098 10,506,351 2,632,627 256,591 1,235,663
NET INVESTMENT INCOME (LOSS) (2,488,025) (11,172,098) (10,506,351) (2,632,627) 4,862,199 20,159,336
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions – – – – (1,263,816) (6,141,948)
Investment securities from affiliated mutual fund investments 56,046,529 291,013,968 326,305,712 90,030,476 – –
Net Realized Gain (Loss) 56,046,529 291,013,968 326,305,712 90,030,476 (1,263,816) (6,141,948)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities – – – – (1,127,296) (20,695,732)
Investment securities from affiliated mutual fund investments 14,749,536 160,199,465 107,481,676 30,527,362 – –
Change in Net Unrealized Appreciation (Depreciation) 14,749,536 160,199,465 107,481,676 30,527,362 (1,127,296) (20,695,732)
NET GAIN (LOSS) 70,796,065 451,213,433 433,787,388 120,557,838 (2,391,112) (26,837,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 68,308,040 $ 440,041,335 $ 423,281,037 $ 117,925,211 $ 2,471,087 ( $ 6,678,344 )
Foreign taxes withheld on dividends and interest $ – $ – $ – $ – $ 262 $ 411

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 49 $ 3,995,351 $ 11,451,601 $ 2,660,184 $ 229,764 $ 954,667
Interest, net of foreign taxes withheld 7,118,040 133,069 137,168 53,729 7,970 12,745
Total Investment Income 7,118,089 4,128,420 11,588,769 2,713,913 237,734 967,412
EXPENSES
Advisory fees 212,196 676,973 654,460 236,072 48,051 58,693
Support services expenses 8,200 44,464 43,586 15,026 2,966 3,609
Custodian fees and expenses 1,576 9,420 10,226 5,769 6,892 6,685
Portfolio accounting fees 53,416 52,084 54,332 29,635 19,845 22,697
Shareholder report expenses 938 4,559 4,540 1,599 321 400
Legal and audit fees 3,604 20,877 20,277 6,963 1,947 2,381
Trustees' fees 4,510 46,782 45,963 19,900 2,098 2,459
Interest expense 552 6,288 2,573 892 236 216
Licensing fees – 29,214 30,975 14,009 2,795 4,505
Other 3,364 14,021 13,701 5,384 1,928 2,114
Total Expenses 288,356 904,682 880,633 335,249 87,079 103,759
Net Expenses 288,356 904,682 880,633 335,249 87,079 103,759
NET INVESTMENT INCOME (LOSS) 6,829,733 3,223,738 10,708,136 2,378,664 150,655 863,653
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1,997,835) 85,770,852 45,629,758 15,546,135 2,319,504 2,633,432
Futures contract transactions – 423,445 839,649 136,620 6,656 1,123
Net Realized Gain (Loss) (1,997,835) 86,194,297 46,469,407 15,682,755 2,326,160 2,634,555
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 639,213 115,900,004 8,502,722 (1,047,489) 497,739 (4,334,070)
Foreign currencies (4) – – – – –
Futures contracts – (96,194) (33,679) (133,668) (2,315) (2,223)
Change in Net Unrealized Appreciation (Depreciation) 639,209 115,803,810 8,469,043 (1,181,157) 495,424 (4,336,293)
NET GAIN (LOSS) (1,358,626) 201,998,107 54,938,450 14,501,598 2,821,584 (1,701,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 5,471,107 $ 205,221,845 $ 65,646,586 $ 16,880,262 $ 2,972,239 ( $ 838,085 )
Foreign taxes withheld on dividends and interest $ – $ 692 $ 1,656 $ 1,283 $ 284 $ 1,530

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)
PD Emerging
Markets Index
Portfolio
PD
International
Large-Cap
Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,168,080 $ 12,964,049
Interest, net of foreign taxes withheld 61,766 131,833
Total Investment Income 1,229,846 13,095,882
EXPENSES
Advisory fees 223,247 705,072
Support services expenses 4,405 28,758
Custodian fees and expenses 157,461 53,191
Portfolio accounting fees 58,543 60,877
Shareholder report expenses 496 2,972
Legal and audit fees 3,915 17,280
Trustees' fees 1,349 28,125
Professional fees – 13,012
Interest expense 5,951 2,273
Licensing fees 15,900 73,805
Other 2,771 9,937
Total Expenses 474,038 995,302
Advisory Fee Waiver (147,490) (194,915)
Net Expenses 326,548 800,387
NET INVESTMENT INCOME (LOSS) 903,298 12,295,495
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld (5,690,503) 11,035,839
Foreign currency transactions (123,789) (89,098)
Futures contract transactions 410,607 512,302
Net Realized Gain (Loss) (5,403,685) 11,459,043
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 10,990,217 15,383,407
Foreign currencies (7,576) (169,411)
Futures contracts (37,322) (134,636)
Change in Net Unrealized Appreciation (Depreciation) 10,945,319 15,079,360
NET GAIN (LOSS) 5,541,634 26,538,403
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 6,444,932 $ 38,833,898
Foreign taxes withheld on dividends and interest $ 130,282 $ 1,510,212
Foreign taxes reclaimed – 673,714
Foreign capital gains tax withheld 101,232 –
Change in deferred foreign capital gains tax 59,827 –

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements
005
Core Income Portfolio
(1)
010
Diversified Bond Portfolio
(1)
015
Floating Rate Income Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 20,910,698 $ 37,053,573 $ 60,153,814 $ 91,439,402 $ 12,184,817 $ 32,176,926
Net realized gain (loss) (23,723,208) (13,719,689) 1,262,310 (278,600,445) (377,669) (20,117,017)
Change in net unrealized appreciation (depreciation) 6,767,807 31,241,886 (51,511,215) 269,600,745 (164,156) 36,803,278
Net Increase (Decrease) in Net Assets
Resulting from Operations 3,955,297 54,575,770 9,904,909 82,439,702 11,642,992 48,863,187
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 26,212,364 16,790,169 35,486,396 92,616,162 16,198,315 23,246,419
Class P 58,444,762 474,207,083 710,914,855 77,054,766 2,222,323 1,810,078
Cost of shares repurchased
Class I (1,731,639) (8,531,985) (36,307,273) (62,762,488) (18,399,846) (42,067,342)
Class P (497,847,000) (78,516,139) (540,496,518) (487,352,098) (6,510,497) (491,010,372)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (414,921,513) 403,949,128 169,597,460 (380,443,658) (6,489,705) (508,021,217)
NET INCREASE (DECREASE) IN NET ASSETS (410,966,216) 458,524,898 179,502,369 (298,003,956) 5,153,287 (459,158,030)
NET ASSETS
Beginning of Year or Period 904,200,065 445,675,167 2,096,906,607 2,394,910,563 275,588,662 734,746,692
End of Year or Period $ 493,233,849 $ 904,200,065 $ 2,276,408,976 $ 2,096,906,607 $ 280,741,949 $ 275,588,662
020
High Yield Bond Portfolio
(1)
025
Inflation Managed Portfolio
(1)
030
Intermediate Bond Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 20,670,248 $ 44,893,992 $ 8,891,698 $ 21,858,159 $ 20,424,627 $ 42,557,064
Net realized gain (loss) (11,441,889) (74,532,224) (12,321,964) (48,743,240) (57,718,212) (31,402,722)
Change in net unrealized appreciation (depreciation) 7,947,948 107,330,710 7,331,726 45,921,887 38,745,019 63,704,747
Net Increase (Decrease) in Net Assets
Resulting from Operations 17,176,307 77,692,478 3,901,460 19,036,806 1,451,434 74,859,089
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 15,955,142 60,810,158 10,337,694 18,132,929 9,938,739 14,756,310
Class P 178,789,844 82,625,352 11,311,759 2,968,641 110,365,958 114,156,851
Cost of shares repurchased
Class I (25,248,281) (60,053,490) (24,386,924) (35,887,034) (1,888,259) (1,902,648)
Class P (163,596,614) (598,765,477) (61,452,986) (256,022,621) (617,711,147) (292,993,790)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 5,900,091 (515,383,457) (64,190,457) (270,808,085) (499,294,709) (165,983,277)
NET INCREASE (DECREASE) IN NET ASSETS 23,076,398 (437,690,979) (60,288,997) (251,771,279) (497,843,275) (91,124,188)
NET ASSETS
Beginning of Year or Period 582,059,346 1,019,750,325 414,981,000 666,752,279 1,283,664,823 1,374,789,011
End of Year or Period $ 605,135,744 $ 582,059,346 $ 354,692,003 $ 414,981,000 $ 785,821,548 $ 1,283,664,823
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
035
Managed Bond Portfolio
(1)
040
Short Duration Bond Portfolio
(1)
045
Emerging Markets Debt Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 52,067,458 $ 94,753,033 $ 31,317,754 $ 66,170,324 $ 11,348,625 $ 13,362,780
Net realized gain (loss) (28,992,646) (70,048,899) (19,784,720) (29,685,140) 1,976,966 (26,657,472)
Change in net unrealized appreciation (depreciation) (10,613,722) 120,654,855 10,574,574 42,147,112 (7,899,552) 37,731,693
Net Increase (Decrease) in Net Assets
Resulting from Operations 12,461,090 145,358,989 22,107,608 78,632,296 5,426,039 24,437,001
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 38,465,837 30,999,862 17,963,793 43,609,688 2,087,571 2,242,241
Class P 233,443,440 163,703,294 23,586,264 1,179,207,488 182,621,137 94,901,446
Cost of shares repurchased
Class I (26,084,772) (74,200,084) (34,602,061) (71,925,092) (1,914,558) (3,482,547)
Class P (442,295,081) (511,400,866) (1,057,575,294) (542,894,793) (102,905,862) (127,904,383)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (196,470,576) (390,897,794) (1,050,627,298) 607,997,291 79,888,288 (34,243,243)
NET INCREASE (DECREASE) IN NET ASSETS (184,009,486) (245,538,805) (1,028,519,690) 686,629,587 85,314,327 (9,806,242)
NET ASSETS
Beginning of Year or Period 2,212,359,310 2,457,898,115 1,838,622,528 1,151,992,941 222,714,472 232,520,714
End of Year or Period $ 2,028,349,824 $ 2,212,359,310 $ 810,102,838 $ 1,838,622,528 $ 308,028,799 $ 222,714,472
050
Dividend Growth Portfolio
(1)
055
Equity Index Portfolio
(1)
060
Focused Growth Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 3,090,532 $ 13,741,452 $ 29,519,218 $ 58,995,064 ( $ 213,774 ) $ 133,212
Net realized gain (loss) 130,089,060 240,684,999 16,117,086 75,074,426 74,036,450 23,039,849
Change in net unrealized appreciation (depreciation) (58,821,922) (113,753,815) 641,713,462 815,691,046 85,330,402 282,536,793
Net Increase (Decrease) in Net Assets
Resulting from Operations 74,357,670 140,672,636 687,349,766 949,760,536 159,153,078 305,709,854
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 15,357,059 24,864,120 121,208,977 171,572,111 18,099,316 24,852,532
Class P 711,818 97,313,508 71,525,405 186,158,600 200,464 23,275,070
Cost of shares repurchased
Class I (22,318,908) (45,614,565) (151,235,679) (272,945,266) (15,909,385) (28,554,356)
Class P (298,941,080) (627,972,036) (84,612,510) (132,977,621) (212,626,079) (271,155,511)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (305,191,111) (551,408,973) (43,113,807) (48,192,176) (210,235,684) (251,582,265)
NET INCREASE (DECREASE) IN NET ASSETS (230,833,441) (410,736,337) 644,235,959 901,568,360 (51,082,606) 54,127,589
NET ASSETS
Beginning of Year or Period 903,946,455 1,314,682,792 4,561,444,272 3,659,875,912 965,617,824 911,490,235
End of Year or Period $ 673,113,014 $ 903,946,455 $ 5,205,680,231 $ 4,561,444,272 $ 914,535,218 $ 965,617,824
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
065
Growth Portfolio
(1)
070
Hedged Equity Portfolio
(1)
075
Large-Cap Core Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 1,370,926 ) $ 206,940 $ 881,150 $ 1,481,306 $ 8,655,086 $ 15,201,311
Net realized gain (loss) 145,387,809 71,257,145 (4,396,703) (22,044,008) 113,741,033 84,709,947
Change in net unrealized appreciation (depreciation) 195,038,798 339,334,014 35,621,992 48,345,158 190,765,527 258,043,998
Net Increase (Decrease) in Net Assets
Resulting from Operations 339,055,681 410,798,099 32,106,439 27,782,456 313,161,646 357,955,256
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 25,732,065 32,886,326 65,778,339 117,406,715 9,876,629 11,087,811
Class P 128,475,953 81,012,930 2,945,315 4,118,482 640,625,931 719,607,156
Cost of shares repurchased
Class I (50,689,369) (74,135,431) (11,149,809) (34,326,515) (30,715,828) (54,504,060)
Class P (152,273,798) (204,359,246) (1,286,060) (1,402,189) (134,746,505) (188,809,472)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (48,755,149) (164,595,421) 56,287,785 85,796,493 485,040,227 487,381,435
NET INCREASE (DECREASE) IN NET ASSETS 290,300,532 246,202,678 88,394,224 113,578,949 798,201,873 845,336,691
NET ASSETS
Beginning of Year or Period 1,436,153,409 1,189,950,731 273,360,810 159,781,861 1,864,484,164 1,019,147,473
End of Year or Period $ 1,726,453,941 $ 1,436,153,409 $ 361,755,034 $ 273,360,810 $ 2,662,686,037 $ 1,864,484,164
080
Large-Cap Growth Portfolio
(1)
085
Large-Cap Value Portfolio
(1)
090
Mid-Cap Equity Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 1,473,923 ) ( $ 449,380 ) $ 9,359,477 $ 17,487,175 $ 13,298,293 $ 6,667,312
Net realized gain (loss) 201,544,536 87,574,679 44,368,960 141,742,359 83,978,443 (9,637,170)
Change in net unrealized appreciation (depreciation) 133,136,800 289,105,581 (8,376,570) 13,972,262 (68,626,834) 88,061,060
Net Increase (Decrease) in Net Assets
Resulting from Operations 333,207,413 376,230,880 45,351,867 173,201,796 28,649,902 85,091,202
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 9,750,910 28,201,529 9,940,406 21,755,495 12,142,620 12,653,727
Class P 177,850,906 501,724,088 236,244,166 194,086,718 5,821,130 15,359,990
Cost of shares repurchased
Class I (42,280,082) (46,761,731) (27,820,124) (57,849,912) (28,341,802) (38,936,849)
Class P (126,739,194) (200,998,683) (102,634,207) (170,009,146) (53,904,247) (67,619,484)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 18,582,540 282,165,203 115,730,241 (12,016,845) (64,282,299) (78,542,616)
NET INCREASE (DECREASE) IN NET ASSETS 351,789,953 658,396,083 161,082,108 161,184,951 (35,632,397) 6,548,586
NET ASSETS
Beginning of Year or Period 1,442,477,550 784,081,467 1,287,864,990 1,126,680,039 607,547,409 600,998,823
End of Year or Period $ 1,794,267,503 $ 1,442,477,550 $ 1,448,947,098 $ 1,287,864,990 $ 571,915,012 $ 607,547,409
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
095
Mid-Cap Growth Portfolio
(1)
100
Mid-Cap Value Portfolio
(1)
105
Small-Cap Equity Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 1,377,894 ) ( $ 1,930,089 ) $ 1,718,135 $ 5,304,818 $ 1,317,884 $ 3,359,614
Net realized gain (loss) 38,996,884 29,869,913 14,468,595 102,543,837 1,405,229 (15,779,199)
Change in net unrealized appreciation (depreciation) (30,246,942) 130,320,271 (705,578) (46,690,726) (1,547,381) 39,861,774
Net Increase (Decrease) in Net Assets
Resulting from Operations 7,372,048 158,260,095 15,481,152 61,157,929 1,175,732 27,442,189
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 11,006,802 23,356,585 8,659,148 19,614,437 5,791,053 14,490,412
Class P 143,572,324 223,377,323 89,338,849 14,793,044 61,246,218 6,446,095
Cost of shares repurchased
Class I (23,018,332) (32,203,656) (8,299,259) (20,051,898) (7,820,059) (11,940,209)
Class P (74,100,843) (242,832,059) (65,709,036) (378,115,662) (40,143,294) (96,780,516)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 57,459,951 (28,301,807) 23,989,702 (363,760,079) 19,073,918 (87,784,218)
NET INCREASE (DECREASE) IN NET ASSETS 64,831,999 129,958,288 39,470,854 (302,602,150) 20,249,650 (60,342,029)
NET ASSETS
Beginning of Year or Period 935,520,166 805,561,878 347,791,376 650,393,526 238,039,525 298,381,554
End of Year or Period $ 1,000,352,165 $ 935,520,166 $ 387,262,230 $ 347,791,376 $ 258,289,175 $ 238,039,525
110
Small-Cap Growth Portfolio
(1)
115
Small-Cap Index Portfolio
(1)
120
Small-Cap Value Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 19,232 ) $ 678 $ 3,626,101 $ 7,565,825 $ 1,768,049 $ 2,867,062
Net realized gain (loss) 6,468,122 (23,905,369) 27,048,228 17,925,501 (12,608,445) (29,576,353)
Change in net unrealized appreciation (depreciation) 2,932,115 62,488,164 (19,781,505) 74,782,381 7,694,908 43,780,282
Net Increase (Decrease) in Net Assets
Resulting from Operations 9,381,005 38,583,473 10,892,824 100,273,707 (3,145,488) 17,070,991
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,683,779 6,139,408 24,478,926 31,971,874 5,444,705 12,625,591
Class P 77,600,131 27,171,540 40,245,002 17,820,559 79,361,799 8,456,225
Cost of shares repurchased
Class I (7,373,078) (14,558,949) (27,774,870) (51,624,191) (14,671,506) (26,090,145)
Class P (35,095,344) (28,516,487) (11,130,223) (45,248,979) (83,782,030) (122,283,290)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 40,815,488 (9,764,488) 25,818,835 (47,080,737) (13,647,032) (127,291,619)
NET INCREASE (DECREASE) IN NET ASSETS 50,196,493 28,818,985 36,711,659 53,192,970 (16,792,520) (110,220,628)
NET ASSETS
Beginning of Year or Period 290,418,884 261,599,899 698,150,326 644,957,356 291,021,504 401,242,132
End of Year or Period $ 340,615,377 $ 290,418,884 $ 734,861,985 $ 698,150,326 $ 274,228,984 $ 291,021,504
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
125
Value Portfolio
(1)
130
Value Advantage Portfolio
(1)
135
Emerging Markets Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 9,701,645 $ 20,061,448 $ 8,066,395 $ 14,384,359 $ 2,801,965 $ 8,662,392
Net realized gain (loss) 23,470,091 27,510,569 40,474,583 43,836,764 17,538,866 (16,322,836)
Change in net unrealized appreciation (depreciation) (2,815,137) (3,565,837) 4,573,037 19,119,682 (5,375,533) 69,377,166
Net Increase (Decrease) in Net Assets
Resulting from Operations 30,356,599 44,006,180 53,114,015 77,340,805 14,965,298 61,716,722
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,507,220 6,331,000 5,197,609 8,548,346 8,782,329 31,472,744
Class P 24,945,870 147,157,976 260,219,085 98,658,038 210,027,014 102,333,231
Cost of shares repurchased
Class I (13,264,725) (33,035,240) (9,708,992) (28,291,716) (31,265,237) (43,260,045)
Class P (165,994,893) (122,139,045) (62,746,835) (121,277,970) (116,954,693) (226,835,207)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (152,806,528) (1,685,309) 192,960,867 (42,363,302) 70,589,413 (136,289,277)
NET INCREASE (DECREASE) IN NET ASSETS (122,449,929) 42,320,871 246,074,882 34,977,503 85,554,711 (74,572,555)
NET ASSETS
Beginning of Year or Period 968,689,361 926,368,490 791,644,590 756,667,087 620,510,925 695,083,480
End of Year or Period $ 846,239,432 $ 968,689,361 $ 1,037,719,472 $ 791,644,590 $ 706,065,636 $ 620,510,925
140
International Growth Portfolio
(1)
145
International Large-Cap Portfolio
(1)
150
International Small-Cap Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 5,263,320 $ 6,282,329 $ 14,426,904 $ 14,616,846 $ 2,540,636 $ 5,121,553
Net realized gain (loss) 17,291,079 (68,426,857) 21,246,655 59,066,037 1,524,740 (28,578,588)
Change in net unrealized appreciation (depreciation) 38,350,274 151,649,072 9,158,442 104,263,254 (2,043,376) 63,059,589
Net Increase (Decrease) in Net Assets
Resulting from Operations 60,904,673 89,504,544 44,832,001 177,946,137 2,022,000 39,602,554
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,486,234 3,153,243 20,811,015 35,039,368 2,181,076 2,990,485
Class P 206,883,091 388,298,081 382,991,178 18,400,003 35,960,734 4,402,675
Cost of shares repurchased
Class I (153,144) (1,365,926) (26,937,523) (64,580,992) (4,362,691) (7,289,991)
Class P (184,178,859) (126,425,972) (39,128,756) (229,267,515) (90,881,900) (145,413,566)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 24,037,322 263,659,426 337,735,914 (240,409,136) (57,102,781) (145,310,397)
NET INCREASE (DECREASE) IN NET ASSETS 84,941,995 353,163,970 382,567,915 (62,462,999) (55,080,781) (105,707,843)
NET ASSETS
Beginning of Year or Period 863,070,488 509,906,518 992,132,271 1,054,595,270 213,890,819 319,598,662
End of Year or Period $ 948,012,483 $ 863,070,488 $ 1,374,700,186 $ 992,132,271 $ 158,810,038 $ 213,890,819
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
155
International Value Portfolio
(1)
160
Health Sciences Portfolio
(1)
165
Real Estate Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 20,898,858 $ 27,165,115 $ 347,381 $ 862,258 $ 3,038,702 $ 11,675,555
Net realized gain (loss) 48,555,612 96,141,845 10,744,256 20,620,639 2,358,451 2,960,051
Change in net unrealized appreciation (depreciation) (42,683,711) 47,899,917 26,018,018 (8,576,243) (9,299,885) 28,077,279
Net Increase (Decrease) in Net Assets
Resulting from Operations 26,770,759 171,206,877 37,109,655 12,906,654 (3,902,732) 42,712,885
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 6,814,898 15,428,620 5,457,298 12,003,912 4,297,596 10,923,613
Class P 122,065,093 155,774,566 297,696 684,203 50,542,477 13,312,652
Cost of shares repurchased
Class I (14,342,103) (36,695,539) (27,669,914) (50,604,478) (15,016,959) (21,459,643)
Class P (205,759,264) (284,636,668) (186,264) (597,113) (26,400,129) (121,615,256)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (91,221,376) (150,129,021) (22,101,184) (38,513,476) 13,422,985 (118,838,634)
NET INCREASE (DECREASE) IN NET ASSETS (64,450,617) 21,077,856 15,008,471 (25,606,822) 9,520,253 (76,125,749)
NET ASSETS
Beginning of Year or Period 983,966,103 962,888,247 400,874,692 426,481,514 362,828,202 438,953,951
End of Year or Period $ 919,515,486 $ 983,966,103 $ 415,883,163 $ 400,874,692 $ 372,348,455 $ 362,828,202
170
Technology Portfolio
(1)
175
ESG Diversified Portfolio
(1)
180
ESG Diversified Growth Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 850,299 ) ( $ 1,188,753 ) $ 141,086 $ 522,190 $ 29,689 $ 220,273
Net realized gain (loss) 96,851,015 21,416,342 270,078 (786,549) 11,634 (411,258)
Change in net unrealized appreciation (depreciation) (9,197,985) 86,266,791 2,121,336 4,105,865 1,336,079 2,356,277
Net Increase (Decrease) in Net Assets
Resulting from Operations 86,802,731 106,494,380 2,532,500 3,841,506 1,377,402 2,165,292
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 22,371,578 40,433,056 2,274,203 11,760,555 568,667 816,696
Class P 553,753 642,233 463,150 145,640 1,304,522 1,005,354
Cost of shares repurchased
Class I (20,813,083) (41,761,060) (1,334,256) (1,630,667) (140,482) (347,475)
Class P (102,503) (151,784) (119,933) (516,391) (578,197) (271,300)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 2,009,745 (837,555) 1,283,164 9,759,137 1,154,510 1,203,275
NET INCREASE (DECREASE) IN NET ASSETS 88,812,476 105,656,825 3,815,664 13,600,643 2,531,912 3,368,567
NET ASSETS
Beginning of Year or Period 304,109,350 198,452,525 33,428,810 19,828,167 15,103,691 11,735,124
End of Year or Period $ 392,921,826 $ 304,109,350 $ 37,244,474 $ 33,428,810 $ 17,635,603 $ 15,103,691
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
185
PSF Avantis Balanced Allocation
Portfolio
(1)
190
Pacific Dynamix - Conservative
Growth Portfolio
(1)
195
Pacific Dynamix - Moderate Growth
Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 3,392,848 $ 8,952,600 ( $ 924,840 ) ( $ 1,945,612 ) ( $ 4,763,236 ) ( $ 9,417,121 )
Net realized gain (loss) 26,264,615 4,564,456 18,832,794 25,329,516 97,262,209 153,336,970
Change in net unrealized appreciation (depreciation) (9,362,554) 28,840,642 2,023,498 32,145,569 65,612,872 199,648,828
Net Increase (Decrease) in Net Assets
Resulting from Operations 20,294,909 42,357,698 19,931,452 55,529,473 158,111,845 343,568,677
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D 3,760,648 4,197,267 – – – –
Class I – – 6,874,562 6,821,130 4,292,743 28,691,790
Class P 18,974 458,089 4,791,431 4,585,153 14,946,505 20,775,832
Cost of shares repurchased
Class D (26,061,602) (39,283,984) – – – –
Class I – – (42,205,201) (81,945,886) (145,320,875) (245,603,953)
Class P (293,352) (511,847) (1,596,857) (2,024,639) (5,826,185) (8,822,445)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (22,575,332) (35,140,475) (32,136,065) (72,564,242) (131,907,812) (204,958,776)
NET INCREASE (DECREASE) IN NET ASSETS (2,280,423) 7,217,223 (12,204,613) (17,034,769) 26,204,033 138,609,901
NET ASSETS
Beginning of Year or Period 332,917,134 325,699,911 501,268,432 518,303,201 2,526,729,538 2,388,119,637
End of Year or Period $ 330,636,711 $ 332,917,134 $ 489,063,819 $ 501,268,432 $ 2,552,933,571 $ 2,526,729,538
200
Pacific Dynamix - Growth Portfolio
(1)
201
Pacific Dynamix - Aggressive
Growth Portfolio
(1)
(2)
205
Portfolio Optimization Conservative
Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 3,671,086 ) ( $ 6,976,844 ) ( $ 1,206 ) – ( $ 1,685,979 ) ( $ 3,636,401 )
Net realized gain (loss) 57,396,869 119,473,808 4,343 – 13,968,000 30,937,590
Change in net unrealized appreciation (depreciation) 95,223,609 175,701,367 111,826 – 17,868,601 70,457,744
Net Increase (Decrease) in Net Assets
Resulting from Operations 148,949,392 288,198,331 114,963 – 30,150,622 97,758,933
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 24,600,072 60,148,934 2,308,542 – 7,275,123 22,915,667
Class P 15,493,336 22,247,464 1,008,404 – 707 3,602
Cost of shares repurchased
Class I (90,542,767) (131,505,558) (273) – (104,692,332) (211,968,650)
Class P (2,630,130) (5,269,939) – – (1,511) (44,704)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (53,079,489) (54,379,099) 3,316,673 – (97,418,013) (189,094,085)
NET INCREASE (DECREASE) IN NET ASSETS 95,869,903 233,819,232 3,431,636 – (67,267,391) (91,335,152)
NET ASSETS
Beginning of Year or Period 1,957,567,164 1,723,747,932 – – 1,075,027,094 1,166,362,246
End of Year or Period $ 2,053,437,067 $ 1,957,567,164 $ 3,431,636 – $ 1,007,759,703 $ 1,075,027,094
(1) Unaudited.
(2) Operations commenced on April 30, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
210
Portfolio Optimization Moderate-
Conservative Portfolio
(1)
215
Portfolio Optimization Moderate
Portfolio
(1)
220
Portfolio Optimization Growth
Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 2,488,025 ) ( $ 5,184,283 ) ( $ 11,172,098 ) ( $ 22,412,995 ) ( $ 10,506,351 ) ( $ 20,794,515 )
Net realized gain (loss) 56,046,529 92,584,835 291,013,968 480,143,205 326,305,712 544,545,486
Change in net unrealized appreciation (depreciation) 14,749,536 79,744,163 160,199,465 450,899,626 107,481,676 352,138,233
Net Increase (Decrease) in Net Assets
Resulting from Operations 68,308,040 167,144,715 440,041,335 908,629,836 423,281,037 875,889,204
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,934,985 9,313,793 2,342,418 10,112,243 4,312,078 6,231,427
Class P 33,642 275,516 50,349 322,057 136,006 1,089,785
Cost of shares repurchased
Class I (123,955,246) (257,005,780) (541,523,472) (976,086,162) (483,925,990) (803,202,419)
Class P (11,743) (125,367) (79,954) (120,229) (134,157) (284,954)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (121,998,362) (247,541,838) (539,210,659) (965,772,091) (479,612,063) (796,166,161)
NET INCREASE (DECREASE) IN NET ASSETS (53,690,322) (80,397,123) (99,169,324) (57,142,255) (56,331,026) 79,723,043
NET ASSETS
Beginning of Year or Period 1,570,160,291 1,650,557,414 7,013,460,823 7,070,603,078 6,565,715,221 6,485,992,178
End of Year or Period $ 1,516,469,969 $ 1,570,160,291 $ 6,914,291,499 $ 7,013,460,823 $ 6,509,384,195 $ 6,565,715,221
225
Portfolio Optimization Aggressive-
Growth Portfolio
(1)
230
PD 1-3 Year Corporate Bond
Portfolio
(1)
235
PD Aggregate Bond Index Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 2,632,627 ) ( $ 5,052,648 ) $ 4,862,199 $ 14,299,272 $ 20,159,336 $ 33,552,883
Net realized gain (loss) 90,030,476 144,968,416 (1,263,816) (6,506,366) (6,141,948) (12,262,309)
Change in net unrealized appreciation (depreciation) 30,527,362 91,871,083 (1,127,296) 7,888,962 (20,695,732) 34,832,598
Net Increase (Decrease) in Net Assets
Resulting from Operations 117,925,211 231,786,851 2,471,087 15,681,868 (6,678,344) 56,123,172
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,682,244 6,859,348 – – – –
Class P 286,283 837,802 2,627,699 293,447,652 144,538,988 195,512,859
Cost of shares repurchased
Class I (106,030,061) (173,449,953) – – – –
Class P (103,160) (258,115) (239,913,479) (182,282,750) (138,256,445) (88,653,332)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (100,164,694) (166,010,918) (237,285,780) 111,164,902 6,282,543 106,859,527
NET INCREASE (DECREASE) IN NET ASSETS 17,760,517 65,775,933 (234,814,693) 126,846,770 (395,801) 162,982,699
NET ASSETS
Beginning of Year or Period 1,604,757,637 1,538,981,704 295,478,858 168,632,088 1,189,458,929 1,026,476,230
End of Year or Period $ 1,622,518,154 $ 1,604,757,637 $ 60,664,165 $ 295,478,858 $ 1,189,063,128 $ 1,189,458,929
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
240
PD High Yield Bond Market Portfolio
(1)
245
PD Large-Cap Growth Index
Portfolio
(1)
250
PD Large-Cap Value Index Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 6,829,733 $ 14,793,198 $ 3,223,738 $ 7,012,344 $ 10,708,136 $ 21,054,732
Net realized gain (loss) (1,997,835) (31,180,643) 86,194,297 109,994,900 46,469,407 46,051,281
Change in net unrealized appreciation (depreciation) 639,209 41,985,722 115,803,810 195,019,609 8,469,043 43,535,335
Net Increase (Decrease) in Net Assets
Resulting from Operations 5,471,107 25,598,277 205,221,845 312,026,853 65,646,586 110,641,348
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 46,877,878 31,960,332 84,533,945 102,840,446 142,363,852 152,258,519
Cost of shares repurchased - Class P (10,616,107) (237,856,880) (131,245,420) (241,212,734) (65,271,256) (137,289,766)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 36,261,771 (205,896,548) (46,711,475) (138,372,288) 77,092,596 14,968,753
NET INCREASE (DECREASE) IN NET ASSETS 41,732,878 (180,298,271) 158,510,370 173,654,565 142,739,182 125,610,101
NET ASSETS
Beginning of Year or Period 181,980,313 362,278,584 1,012,656,246 839,001,681 1,003,576,731 877,966,630
End of Year or Period $ 223,713,191 $ 181,980,313 $ 1,171,166,616 $ 1,012,656,246 $ 1,146,315,913 $ 1,003,576,731
255
PD Mid-Cap Index Portfolio
(1)
260
PD Small-Cap Growth Index
Portfolio
(1)
265
PD Small-Cap Value Index Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 2,378,664 $ 5,413,630 $ 150,655 $ 387,656 $ 863,653 $ 2,160,091
Net realized gain (loss) 15,682,755 8,616,057 2,326,160 (6,043,433) 2,634,555 (15,914,391)
Change in net unrealized appreciation (depreciation) (1,181,157) 37,404,280 495,424 18,561,049 (4,336,293) 23,025,743
Net Increase (Decrease) in Net Assets
Resulting from Operations 16,880,262 51,433,967 2,972,239 12,905,272 (838,085) 9,271,443
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 18,755,925 30,291,940 2,858,407 23,534,118 4,419,900 6,268,128
Cost of shares repurchased - Class P (41,499,066) (141,452,308) (7,928,991) (32,348,434) (5,934,301) (64,012,524)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (22,743,141) (111,160,368) (5,070,584) (8,814,316) (1,514,401) (57,744,396)
NET INCREASE (DECREASE) IN NET ASSETS (5,862,879) (59,726,401) (2,098,345) 4,090,956 (2,352,486) (48,472,953)
NET ASSETS
Beginning of Year or Period 349,672,646 409,399,047 72,108,826 68,017,870 88,559,441 137,032,394
End of Year or Period $ 343,809,767 $ 349,672,646 $ 70,010,481 $ 72,108,826 $ 86,206,955 $ 88,559,441
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
270
PD Emerging Markets Index
Portfolio
(1)
275
PD International Large-Cap Index
Portfolio
(1)
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
Period Ended
June 30,
2024 (1)
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 903,298 $ 3,230,510 $ 12,295,495 $ 16,424,368
Net realized gain (loss) (5,403,685) (12,787,720) 11,459,043 28,257,465
Change in net unrealized appreciation (depreciation) 10,945,319 19,866,634 15,079,360 56,963,496
Net Increase (Decrease) in Net Assets
Resulting from Operations 6,444,932 10,309,424 38,833,898 101,645,329
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 31,617,993 42,142,214 51,403,710 177,110,985
Cost of shares repurchased - Class P (31,383,328) (57,240,046) (81,089,080) (223,377,382)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 234,665 (15,097,832) (29,685,370) (46,266,397)
NET INCREASE (DECREASE) IN NET ASSETS 6,679,597 (4,788,408) 9,148,528 55,378,932
NET ASSETS
Beginning of Year or Period 98,722,046 103,510,454 695,216,678 639,837,746
End of Year or Period $ 105,401,643 $ 98,722,046 $ 704,365,206 $ 695,216,678
(1) Unaudited.

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates

Core Income
Class I
2024 (7)	$11.98	$0.29	$(0.23)	$0.06	$–	$–	$–	$12.04	0.75%	0.75%	4.90%	0.52%	$79,876	55%
2023	11.10	0.51	0.37	0.88	–	–	–	11.98	0.74%	0.74%	4.43%	7.98%	54,872	53%
2022	12.67	0.32	(1.89)	(1.57)	–	–	–	11.10	0.74%	0.74%	2.82%	(12.40%)	42,839	88%
2021	12.72	0.23	(0.28)	(0.05)	–	–	–	12.67	0.74%	0.74%	1.80%	(0.39%)	47,044	86%
2020	11.61	0.28	0.83	1.11	–	–	–	12.72	0.74%	0.74%	2.29%	9.58%	46,604	121%
2019	10.46	0.33	0.82	1.15	–	–	–	11.61	0.74%	0.74%	2.98%	10.92%	29,951	78%
Class P
2024 (7)	$12.19	$0.30	$(0.22)	$0.08	$–	$–	$–	$12.27	0.55%	0.55%	5.03%	0.62%	$413,358	55%
2023	11.27	0.54	0.38	0.92	–	–	–	12.19	0.54%	0.54%	4.66%	8.19%	849,328	53%
2022	12.84	0.35	(1.92)	(1.57)	–	–	–	11.27	0.54%	0.54%	2.96%	(12.23%)	402,836	88%
2021	12.86	0.26	(0.28)	(0.02)	–	–	–	12.84	0.54%	0.54%	2.00%	(0.19%)	590,267	86%
2020	11.72	0.31	0.83	1.14	–	–	–	12.86	0.54%	0.54%	2.53%	9.79%	563,135	121%
2019	10.54	0.36	0.82	1.18	–	–	–	11.72	0.55%	0.55%	3.17%	11.15%	523,920	78%

Diversified Bond
Class I
2024 (7)	$10.07	$0.24	$(0.26)	$(0.02)	$–	$–	$–	$10.05	0.65%	0.65%	4.83%	(0.19%)	$653,300	88%
2023	9.72	0.41	(0.06)	0.35	–	–	–	10.07	0.66%	0.66%	4.15%	3.60%	655,230	222%
2022	11.94	0.31	(2.53)	(2.22)	–	–	–	9.72	0.65%	0.65%	3.06%	(18.62%)	603,308	104%
2021	12.17	0.26	(0.49)	(0.23)	–	–	–	11.94	0.64%	0.64%	2.20%	(1.93%)	564,741	106%
2020	11.03	0.30	0.84	1.14	–	–	–	12.17	0.65%	0.65%	2.62%	10.35%	474,148	176%
2019	9.76	0.34	0.93	1.27	–	–	–	11.03	0.65%	0.65%	3.21%	13.00%	568,139	276%
Class P
2024 (7)	$13.71	$0.34	$(0.35)	$(0.01)	$–	$–	$–	$13.70	0.44%	0.44%	5.05%	(0.09%)	$1,623,109	88%
2023	13.21	0.58	(0.08)	0.50	–	–	–	13.71	0.45%	0.45%	4.32%	3.81%	1,441,677	222%
2022	16.20	0.44	(3.43)	(2.99)	–	–	–	13.21	0.45%	0.45%	3.12%	(18.46%)	1,791,603	104%
2021	16.49	0.39	(0.68)	(0.29)	–	–	–	16.20	0.44%	0.44%	2.40%	(1.73%)	4,131,522	106%
2020	14.91	0.44	1.14	1.58	–	–	–	16.49	0.45%	0.45%	2.80%	10.57%	3,974,079	176%
2019	13.17	0.48	1.26	1.74	–	–	–	14.91	0.45%	0.45%	3.41%	13.22%	3,852,139	276%

Floating Rate Income
Class I
2024 (7)	$15.43	$0.69	$(0.04)	$0.65	$–	$–	$–	$16.08	0.92%	0.92%	8.73%	4.20%	$263,199	65%
2023	13.58	1.26	0.59	1.85	–	–	–	15.43	0.92%	0.92%	8.64%	13.66%	254,540	108%
2022	13.79	0.71	(0.92)	(0.21)	–	–	–	13.58	0.91%	0.90%	5.26%	(1.54%)	241,459	45%
2021	13.18	0.53	0.08	0.61	–	–	–	13.79	0.91%	0.86%	3.91%	4.62%	269,774	104%
2020	12.59	0.49	0.10	0.59	–	–	–	13.18	0.91%	0.86%	3.94%	4.71%	236,995	107%
2019	11.65	0.62	0.32	0.94	–	–	–	12.59	0.93%	0.88%	5.07%	8.11%	250,135	105%
Class P
2024 (7)	$15.75	$0.72	$(0.03)	$0.69	$–	$–	$–	$16.44	0.71%	0.71%	8.93%	4.42%	$17,543	65%
2023	13.84	1.12	0.79	1.91	–	–	–	15.75	0.71%	0.71%	7.87%	13.76%	21,048	108%
2022	14.03	0.78	(0.97)	(0.19)	–	–	–	13.84	0.72%	0.71%	5.68%	(1.35%)	493,288	45%
2021	13.38	0.56	0.09	0.65	–	–	–	14.03	0.71%	0.66%	4.10%	4.83%	129,383	104%
2020	12.76	0.53	0.09	0.62	–	–	–	13.38	0.71%	0.66%	4.19%	4.92%	239,179	107%
2019	11.78	0.66	0.32	0.98	–	–	–	12.76	0.73%	0.68%	5.29%	8.30%	394,144	105%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)		Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2024 (7)	$9.95	$0.33	$(0.07)	$0.26	$–	$–	$–	$10.21	0.63%	0.63%		6.65%	2.61%	$244,602	55%
2023	8.87	0.61	0.47	1.08	–	–	–	9.95	0.64%	0.64%		6.59%	12.22%	247,677	49%
2022	9.89	0.48	(1.50)	(1.02)	–	–	–	8.87	0.63%	0.63%		5.31%	(10.35%)	220,364	33%
2021	9.38	0.47	0.04	0.51	–	–	–	9.89	0.63%	0.63%		4.88%	5.42%	351,557	46%
2020	8.87	0.48	0.03	0.51	–	–	–	9.38	0.63%	0.63%		5.51%	5.74%	342,507	59%
2019	7.78	0.45	0.64	1.09	–	–	–	8.87	0.64%	0.64%		5.32%	13.98%	319,345	59%
Class P
2024 (7)	$10.99	$0.38	$(0.08)	$0.30	$–	$–	$–	$11.29	0.43%	0.43%		6.83%	2.72%	$360,534	55%
2023	9.78	0.68	0.53	1.21	–	–	–	10.99	0.44%	0.44%		6.67%	12.45%	334,382	49%
2022	10.88	0.55	(1.65)	(1.10)	–	–	–	9.78	0.43%	0.43%		5.52%	(10.17%)	799,387	33%
2021	10.30	0.54	0.04	0.58	–	–	–	10.88	0.43%	0.43%		5.08%	5.63%	966,816	46%
2020	9.72	0.54	0.04	0.58	–	–	–	10.30	0.43%	0.43%		5.72%	5.96%	1,028,641	59%
2019	8.51	0.51	0.70	1.21	–	–	–	9.72	0.44%	0.44%		5.52%	14.21%	864,418	59%

Inflation Managed
Class I
2024 (7)	$12.07	$0.28	$(0.14)	$0.14	$–	$–	$–	$12.21	0.73%	0.73	%(8)	4.68%	1.14%	$250,026	113%
2023	11.64	0.47	(0.04)	0.43	–	–	–	12.07	0.74%	0.74%		3.95%	3.67%	261,009	172%
2022	13.21	0.84	(2.41)	(1.57)	–	–	–	11.64	0.73%	0.73%		6.86%	(11.87%)	269,220	47%
2021	12.50	0.62	0.09	0.71	–	–	–	13.21	0.67%	0.67%		4.88%	5.69%	335,607	115%
2020	11.22	0.12	1.16	1.28	–	–	–	12.50	0.88%	0.88%		0.99%	11.42%	292,256	226%
2019	10.32	0.20	0.70	0.90	–	–	–	11.22	1.93%	1.93%		1.88%	8.64%	278,484	284%
Class P
2024 (7)	$13.83	$0.31	$(0.14)	$0.17	$–	$–	$–	$14.00	0.54%	0.54	%(8)	4.49%	1.24%	$104,666	113%
2023	13.31	0.54	(0.02)	0.52	–	–	–	13.83	0.54%	0.54%		4.01%	3.88%	153,972	172%
2022	15.08	1.03	(2.80)	(1.77)	–	–	–	13.31	0.53%	0.53%		7.43%	(11.70%)	397,533	47%
2021	14.24	0.74	0.10	0.84	–	–	–	15.08	0.47%	0.47%		5.09%	5.90%	208,469	115%
2020	12.75	0.15	1.34	1.49	–	–	–	14.24	0.68%	0.68%		1.13%	11.64%	206,924	226%
2019	11.71	0.19	0.85	1.04	–	–	–	12.75	1.73%	1.73%		1.55%	8.86%	158,321	284%

Intermediate Bond
Class I
2024 (7)	$9.18	$0.16	$(0.15)	$0.01	$–	$–	$–	$9.19	0.65%	0.65%		3.58%	0.02%	$30,268	41%
2023	8.69	0.28	0.21	0.49	–	–	–	9.18	0.64%	0.64%		3.14%	5.74%	22,110	27%
2022	9.98	0.19	(1.48)	(1.29)	–	–	–	8.69	0.63%	0.63%		2.16%	(12.98%)	8,363	78%
11/01/2021 - 12/31/2021	9.99	0.02	(0.03)	(0.01)	–	–	–	9.98	0.62%	0.62%		1.12%	(0.16%)	1,094	135%
Class P
2024 (7)	$9.22	$0.17	$(0.15)	$0.02	$–	$–	$–	$9.24	0.44%	0.44%		3.73%	0.12%	$755,553	41%
2023	8.71	0.29	0.22	0.51	–	–	–	9.22	0.44%	0.44%		3.28%	5.95%	1,261,555	27%
2022	9.98	0.19	(1.46)	(1.27)	–	–	–	8.71	0.43%	0.43%		2.13%	(12.81%)	1,366,426	78%
2021	10.16	0.12	(0.30)	(0.18)	–	–	–	9.98	0.43%	0.43%		1.20%	(1.70%)	1,254,209	135%
10/23/2020 - 12/31/2020	10.00	0.01	0.15	0.16	–	–	–	10.16	0.45%	0.45%		0.55%	1.57%	1,090,654	82%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)		Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Managed Bond
Class I
2024 (7)	$13.52	$0.30	$(0.26)	$0.04	$–	$–	$–	$13.56	0.68%	0.66	%(8)	4.52%	0.30%	$675,572	335%
2023	12.69	0.51	0.32	0.83	–	–	–	13.52	0.66%	0.64%		3.96%	6.55%	661,184	502%
2022	14.76	0.33	(2.40)	(2.07)	–	–	–	12.69	0.64%	0.63%		2.46%	(14.02%)	662,633	426%
2021	14.93	0.25	(0.42)	(0.17)	–	–	–	14.76	0.63%	0.62%		1.69%	(1.13%)	871,592	320%
2020	13.78	0.30	0.85	1.15	–	–	–	14.93	0.70%	0.69%		2.04%	8.34%	898,530	574%
2019	12.70	0.38	0.70	1.08	–	–	–	13.78	1.00%	1.00%		2.87%	8.49%	829,816	606%
Class P
2024 (7)	$15.06	$0.35	$(0.29)	$0.06	$–	$–	$–	$15.12	0.48%	0.46	%(8)	4.72%	0.40%	$1,352,778	335%
2023	14.10	0.60	0.36	0.96	–	–	–	15.06	0.46%	0.44%		4.15%	6.76%	1,551,175	502%
2022	16.37	0.40	(2.67)	(2.27)	–	–	–	14.10	0.44%	0.43%		2.73%	(13.85%)	1,795,265	426%
2021	16.52	0.31	(0.46)	(0.15)	–	–	–	16.37	0.43%	0.42%		1.89%	(0.93%)	1,886,891	320%
2020	15.22	0.36	0.94	1.30	–	–	–	16.52	0.50%	0.49%		2.23%	8.56%	2,096,829	574%
2019	14.00	0.46	0.76	1.22	–	–	–	15.22	0.80%	0.80%		3.08%	8.71%	2,541,514	606%

Short Duration Bond
Class I
2024 (7)	$10.71	$0.23	$(0.04)	$0.19	$–	$–	$–	$10.90	0.65%	0.65%		4.22%	1.74%	$409,289	59%
2023	10.22	0.36	0.13	0.49	–	–	–	10.71	0.64%	0.64%		3.42%	4.87%	418,842	105%
2022	10.71	0.18	(0.67)	(0.49)	–	–	–	10.22	0.63%	0.63%		1.69%	(4.58%)	427,005	83%
2021	10.75	0.12	(0.16)	(0.04)	–	–	–	10.71	0.63%	0.63%		1.10%	(0.45%)	501,192	82%
2020	10.37	0.18	0.20	0.38	–	–	–	10.75	0.63%	0.63%		1.72%	3.73%	511,791	83%
2019	9.95	0.24	0.18	0.42	–	–	–	10.37	0.64%	0.64%		2.33%	4.22%	465,453	131%
Class P
2024 (7)	$11.25	$0.24	$(0.03)	$0.21	$–	$–	$–	$11.46	0.44%	0.44%		4.35%	1.84%	$400,814	59%
2023	10.71	0.41	0.13	0.54	–	–	–	11.25	0.44%	0.44%		3.71%	5.08%	1,419,781	105%
2022	11.20	0.20	(0.69)	(0.49)	–	–	–	10.71	0.43%	0.43%		1.87%	(4.39%)	724,988	83%
2021	11.22	0.15	(0.17)	(0.02)	–	–	–	11.20	0.43%	0.43%		1.30%	(0.25%)	934,420	82%
2020	10.80	0.21	0.21	0.42	–	–	–	11.22	0.43%	0.43%		1.90%	3.94%	1,035,575	83%
2019	10.34	0.27	0.19	0.46	–	–	–	10.80	0.43%	0.43%		2.53%	4.34%	837,740	131%

Emerging Markets Debt
Class I
2024 (7)	$12.42	$0.45	$(0.22)	$0.23	$–	$–	$–	$12.65	1.07%	1.02%		7.18%	1.63%	$23,747	112%
2023	11.05	0.74	0.63	1.37	–	–	–	12.42	1.10%	1.05%		6.38%	12.35%	23,149	194%
2022	12.21	0.60	(1.76)	(1.16)	–	–	–	11.05	1.11%	1.06%		5.31%	(9.27%)	21,815	103%
2021	12.97	0.53	(1.29)	(0.76)	–	–	–	12.21	1.05%	1.03%		4.20%	(6.12%)	90,598	145%
2020	12.75	0.54	(0.32)	0.22	–	–	–	12.97	1.09%	1.07%		4.54%	1.75%	84,108	82%
2019	11.64	0.68	0.43	1.11	–	–	–	12.75	1.05%	1.03%		5.48%	9.52%	54,255	55%
Class P
2024 (7)	$12.70	$0.47	$(0.22)	$0.25	$–	$–	$–	$12.95	0.86%	0.81%		7.32%	1.73%	$284,282	112%
2023	11.28	0.78	0.64	1.42	–	–	–	12.70	0.90%	0.85%		6.61%	12.57%	199,565	194%
2022	12.44	0.65	(1.81)	(1.16)	–	–	–	11.28	0.92%	0.87%		5.68%	(9.08%)	210,706	103%
2021	13.19	0.56	(1.31)	(0.75)	–	–	–	12.44	0.85%	0.82%		4.40%	(5.94%)	467,700	145%
2020	12.94	0.59	(0.34)	0.25	–	–	–	13.19	0.86%	0.84%		4.93%	1.96%	290,029	82%
2019	11.80	0.71	0.43	1.14	–	–	–	12.94	0.85%	0.83%		5.63%	9.74%	716,924	55%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Dividend Growth
Class I
2024 (7)	$37.41	$0.16	$3.46	$3.62	$–	$–	$–	$41.03	0.90%	0.87%	0.84%	9.67%	$668,424	7%
2023	33.01	0.35	4.05	4.40	–	–	–	37.41	0.89%	0.86%	1.03%	13.32%	615,998	23%
2022	36.88	0.29	(4.16)	(3.87)	–	–	–	33.01	0.88%	0.88%	0.87%	(10.49%)	563,348	16%
2021	29.32	0.21	7.35	7.56	–	–	–	36.88	0.87%	0.87%	0.63%	25.80%	649,523	10%
2020	25.85	0.23	3.24	3.47	–	–	–	29.32	0.88%	0.88%	0.92%	13.44%	526,309	28%
2019	19.78	0.25	5.82	6.07	–	–	–	25.85	0.88%	0.88%	1.06%	30.64%	487,210	23%
Class P
2024 (7)	$41.46	$0.18	$3.87	$4.05	$–	$–	$–	$45.51	0.68%	0.65%	0.88%	9.77%	$4,689	7%
2023	36.51	0.45	4.50	4.95	–	–	–	41.46	0.69%	0.66%	1.20%	13.54%	287,948	23%
2022	40.71	0.39	(4.59)	(4.20)	–	–	–	36.51	0.68%	0.68%	1.05%	(10.31%)	751,335	16%
2021	32.30	0.30	8.11	8.41	–	–	–	40.71	0.67%	0.67%	0.84%	26.05%	1,197,125	10%
2020	28.42	0.31	3.57	3.88	–	–	–	32.30	0.68%	0.68%	1.12%	13.66%	1,356,736	28%
2019	21.71	0.32	6.39	6.71	–	–	–	28.42	0.69%	0.69%	1.25%	30.90%	950,491	23%

Equity Index
Class I
2024 (7)	$122.52	$0.77	$17.75	$18.52	$–	$–	$–	$141.04	0.28%	0.28%	1.18%	15.12%	$4,284,136	1%
2023	97.29	1.53	23.70	25.23	–	–	–	122.52	0.28%	0.28%	1.40%	25.93%	3,750,952	4%
2022	119.09	1.41	(23.21)	(21.80)	–	–	–	97.29	0.28%	0.28%	1.36%	(18.31%)	3,072,629	6%
2021	92.77	1.21	25.11	26.32	–	–	–	119.09	0.27%	0.27%	1.14%	28.37%	3,929,164	2%
2020	78.55	1.25	12.97	14.22	–	–	–	92.77	0.28%	0.28%	1.59%	18.11%	3,129,087	7%
2019	59.92	1.22	17.41	18.63	–	–	–	78.55	0.28%	0.28%	1.74%	31.10%	2,672,446	6%
Class P
2024 (7)	$127.80	$0.94	$18.53	$19.47	$–	$–	$–	$147.27	0.08%	0.08%	1.38%	15.23%	$921,544	1%
2023	101.28	1.83	24.69	26.52	–	–	–	127.80	0.08%	0.08%	1.60%	26.19%	810,492	4%
2022	123.73	1.68	(24.13)	(22.45)	–	–	–	101.28	0.08%	0.08%	1.57%	(18.15%)	587,247	6%
2021	96.20	1.47	26.06	27.53	–	–	–	123.73	0.07%	0.07%	1.36%	28.63%	581,154	2%
2020	81.29	1.45	13.46	14.91	–	–	–	96.20	0.08%	0.08%	1.79%	18.35%	778,542	7%
2019	61.88	1.40	18.01	19.41	–	–	–	81.29	0.08%	0.08%	1.91%	31.36%	718,257	6%

Focused Growth
Class I
2024 (7)	$57.58	$(0.06)	$10.39	$10.33	$–	$–	$–	$67.91	0.95%	0.95%	(0.18%)	17.94%	$351,015	18%
2023	41.74	(0.07)	15.91	15.84	–	–	–	57.58	0.95%	0.95%	(0.14%)	37.96%	295,820	42%
2022	63.04	(0.12)	(21.18)	(21.30)	–	–	–	41.74	0.95%	0.95%	(0.26%)	(33.80%)	218,362	43%
2021	52.63	(0.30)	10.71	10.41	–	–	–	63.04	0.95%	0.95%	(0.51%)	19.79%	347,239	44%
2020	38.06	(0.19)	14.76	14.57	–	–	–	52.63	0.97%	0.97%	(0.44%)	38.29%	291,287	42%
2019	28.09	(0.06)	10.03	9.97	–	–	–	38.06	0.97%	0.97%	(0.16%)	35.46%	236,437	40%
Class P
2024 (7)	$59.14	$0.01	$10.66	$10.67	$–	$–	$–	$69.81	0.75%	0.75%	0.03%	18.06%	$563,520	18%
2023	42.78	0.04	16.32	16.36	–	–	–	59.14	0.75%	0.75%	0.07%	38.24%	669,798	42%
2022	64.49	(0.01)	(21.70)	(21.71)	–	–	–	42.78	0.75%	0.75%	(0.01%)	(33.66%)	693,129	43%
2021	53.73	(0.17)	10.93	10.76	–	–	–	64.49	0.75%	0.75%	(0.28%)	20.03%	496,393	44%
2020	38.77	(0.10)	15.06	14.96	–	–	–	53.73	0.76%	0.76%	(0.23%)	38.58%	45	42%
2019	28.56	0.02	10.19	10.21	–	–	–	38.77	0.76%	0.76%	0.05%	35.75%	33	40%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Growth
Class I
2024 (7)	$60.51	$(0.09)	$14.87	$14.78	$–	$–	$–	$75.29	0.78%	0.78%	(0.26%)	24.42%	$983,520	22%
2023	44.65	(0.04)	15.90	15.86	–	–	–	60.51	0.78%	0.78%	(0.08%)	35.55%	812,453	30%
2022	64.90	(0.07)	(20.18)	(20.25)	–	–	–	44.65	0.78%	0.78%	(0.14%)	(31.21%)	634,578	19%
2021	52.59	(0.23)	12.54	12.31	–	–	–	64.90	0.77%	0.77%	(0.38%)	23.42%	999,552	13%
2020	39.97	(0.12)	12.74	12.62	–	–	–	52.59	0.78%	0.78%	(0.28%)	31.56%	833,240	40%
2019	28.94	(0.04)	11.07	11.03	–	–	–	39.97	0.78%	0.78%	(0.12%)	38.13%	709,513	28%
Class P
2024 (7)	$65.96	$(0.02)	$16.21	$16.19	$–	$–	$–	$82.15	0.58%	0.58%	(0.06%)	24.54%	$742,934	22%
2023	48.56	0.07	17.33	17.40	–	–	–	65.96	0.58%	0.58%	0.12%	35.82%	623,700	30%
2022	70.46	0.03	(21.93)	(21.90)	–	–	–	48.56	0.58%	0.58%	0.05%	(31.07%)	555,373	19%
2021	56.97	(0.12)	13.61	13.49	–	–	–	70.46	0.57%	0.57%	(0.18%)	23.67%	1,219,416	13%
2020	43.22	(0.04)	13.79	13.75	–	–	–	56.97	0.58%	0.58%	(0.08%)	31.82%	1,496,227	40%
2019	31.23	0.03	11.96	11.99	–	–	–	43.22	0.58%	0.58%	0.08%	38.41%	1,244,042	28%

Hedged Equity
Class I
2024 (7)	$11.22	$0.03	$1.16	$1.19	$–	$–	$–	$12.41	0.88%	0.88%	0.56%	10.65%	$352,145	19%
2023	9.69	0.08	1.45	1.53	–	–	–	11.22	0.91%	0.90%	0.73%	15.69%	266,272	44%
2022	10.55	0.07	(0.93)	(0.86)	–	–	–	9.69	0.92%	0.90%	0.72%	(7.95%)	156,133	29%
04/30/2021 - 12/31/2021	10.00	0.03	0.52	0.55	–	–	–	10.55	1.13%	0.90%	0.48%	5.37%	58,694	34%
Class P
2024 (7)	$11.28	$0.04	$1.17	$1.21	$–	$–	$–	$12.49	0.68%	0.68%	0.75%	10.76%	$9,610	19%
2023	9.72	0.10	1.46	1.56	–	–	–	11.28	0.71%	0.70%	0.93%	15.92%	7,089	44%
2022	10.57	0.10	(0.95)	(0.85)	–	–	–	9.72	0.72%	0.70%	0.98%	(7.76%)	3,648	29%
04/30/2021 - 12/31/2021	10.00	0.05	0.52	0.57	–	–	–	10.57	0.93%	0.70%	0.70%	5.51%	633	34%

Large-Cap Core
Class I
2024 (7)	$69.26	$0.24	$10.80	$11.04	$–	$–	$–	$80.30	0.68%	0.68%	0.65%	15.93%	$690,063	35%
2023	54.51	0.58	14.17	14.75	–	–	–	69.26	0.68%	0.68%	0.94%	27.06%	614,725	61%
2022	68.67	0.59	(14.15)	(14.16)	–	–	–	54.51	0.68%	0.68%	1.00%	(20.61%)	522,329	126%
2021	53.74	0.53	14.40	14.93	–	–	–	68.67	0.67%	0.67%	0.87%	27.76%	715,346	42%
2020	47.17	0.46	6.11	6.57	–	–	–	53.74	0.68%	0.68%	0.99%	13.94%	625,521	56%
2019	35.70	0.51	10.96	11.47	–	–	–	47.17	0.68%	0.68%	1.20%	32.13%	626,936	42%
Class P
2024 (7)	$77.86	$0.36	$12.13	$12.49	$–	$–	$–	$90.35	0.48%	0.48%	0.86%	16.05%	$1,972,623	35%
2023	61.15	0.78	15.93	16.71	–	–	–	77.86	0.48%	0.48%	1.11%	27.31%	1,249,759	61%
2022	76.88	0.78	(16.51)	(15.73)	–	–	–	61.15	0.48%	0.48%	1.20%	(20.46%)	496,819	126%
2021	60.05	0.78	16.05	16.83	–	–	–	76.88	0.47%	0.47%	1.14%	28.02%	397,013	42%
2020	52.60	0.61	6.84	7.45	–	–	–	60.05	0.48%	0.48%	1.17%	14.16%	578,315	56%
2019	39.73	0.66	12.21	12.87	–	–	–	52.60	0.48%	0.48%	1.40%	32.40%	459,756	42%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)		Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Growth
Class I
2024 (7)	$22.20	$(0.04)	$5.27	$5.23	$–	$–	$–	$27.43	0.93%	0.85%		(0.34%)	23.54%	$424,363	33%
2023	15.30	(0.03)	6.93	6.90	–	–	–	22.20	0.94%	0.87%		(0.18%)	45.12%	372,192	99%
2022	24.64	(0.03)	(9.31)	(9.34)	–	–	–	15.30	0.94%	0.90%		(0.18%)	(37.90%)	271,862	67%
2021	20.49	(0.10)	4.25	4.15	–	–	–	24.64	0.93%	0.89%		(0.44%)	20.27%	460,251	40%
2020	14.81	(0.07)	5.75	5.68	–	–	–	20.49	0.93%	0.89%		(0.40%)	38.35%	420,994	42%
2019	11.19	(0.04)	3.66	3.62	–	–	–	14.81	0.94%	0.89%		(0.30%)	32.34%	308,203	42%
Class P
2024 (7)	$26.40	$(0.02)	$6.27	$6.25	$–	$–	$–	$32.65	0.73%	0.65%		(0.13%)	23.67%	$1,369,905	33%
2023	18.16	–(9)	8.24	8.24	–	–	–	26.40	0.75%	0.68%		0.02%	45.41%	1,070,286	99%
2022	29.18	0.01	(11.03)	(11.02)	–	–	–	18.16	0.74%	0.70%		0.03%	(37.77%)	512,220	67%
2021	24.21	(0.06)	5.03	4.97	–	–	–	29.18	0.73%	0.69%		(0.24%)	20.51%	765,546	40%
2020	17.47	(0.04)	6.78	6.74	–	–	–	24.21	0.73%	0.69%		(0.20%)	38.62%	1,132,392	42%
2019	13.17	(0.02)	4.32	4.30	–	–	–	17.47	0.74%	0.69%		(0.10%)	32.61%	1,059,043	42%

Large-Cap Value
Class I
2024 (7)	$36.91	$0.25	$1.08	$1.33	$–	$–	$–	$38.24	0.84%	0.84%		1.32%	3.60%	$447,084	11%
2023	32.12	0.46	4.33	4.79	–	–	–	36.91	0.85%	0.85%		1.38%	14.91%	449,208	36%
2022	34.40	0.41	(2.69)	(2.28)	–	–	–	32.12	0.84%	0.84%		1.28%	(6.63%)	425,091	9%
2021	27.28	0.33	6.79	7.12	–	–	–	34.40	0.83%	0.83%		1.03%	26.12%	469,171	18%
2020	25.76	0.35	1.17	1.52	–	–	–	27.28	0.83%	0.83%		1.48%	5.87%	376,337	33%
2019	20.05	0.35	5.36	5.71	–	–	–	25.76	0.84%	0.84%		1.52%	28.46%	377,392	10%
Class P
2024 (7)	$40.90	$0.32	$1.20	$1.52	$–	$–	$–	$42.42	0.64%	0.64%		1.52%	3.70%	$1,001,863	11%
2023	35.52	0.59	4.79	5.38	–	–	–	40.90	0.65%	0.65%		1.58%	15.14%	838,657	36%
2022	37.97	0.52	(2.97)	(2.45)	–	–	–	35.52	0.64%	0.64%		1.47%	(6.44%)	701,589	9%
2021	30.05	0.43	7.49	7.92	–	–	–	37.97	0.63%	0.63%		1.25%	26.37%	874,567	18%
2020	28.32	0.43	1.30	1.73	–	–	–	30.05	0.63%	0.63%		1.65%	6.08%	1,216,921	33%
2019	22.00	0.44	5.88	6.32	–	–	–	28.32	0.64%	0.64%		1.73%	28.72%	833,371	10%

Mid-Cap Equity
Class I
2024 (7)	$32.62	$0.76	$0.84	$1.60	$–	$–	$–	$34.22	1.20%	1.00	%(8)	4.52%	4.90%	$395,177	55%
2023	28.28	0.32	4.02	4.34	–	–	–	32.62	0.90%	0.87%		1.08%	15.35%	392,655	174%
2022	34.18	0.34	(6.24)	(5.90)	–	–	–	28.28	0.88%	0.88%		1.12%	(17.26%)	365,129	154%
2021	29.36	0.07	4.75	4.82	–	–	–	34.18	0.88%	0.88%		0.22%	16.40%	457,508	119%
2020	23.03	0.10	6.23	6.33	–	–	–	29.36	0.88%	0.88%		0.44%	27.51%	420,292	103%
2019	19.06	0.21	3.76	3.97	–	–	–	23.03	0.88%	0.88%		0.97%	20.84%	365,156	166%
Class P
2024 (7)	$40.59	$0.98	$1.05	$2.03	$–	$–	$–	$42.62	1.02%	0.82	%(8)	4.69%	5.00%	$176,738	55%
2023	35.12	0.45	5.02	5.47	–	–	–	40.59	0.70%	0.67%		1.24%	15.58%	214,892	174%
2022	42.36	0.49	(7.73)	(7.24)	–	–	–	35.12	0.68%	0.68%		1.30%	(17.09%)	235,870	154%
2021	36.32	0.17	5.87	6.04	–	–	–	42.36	0.68%	0.68%		0.41%	16.63%	358,643	119%
2020	28.42	0.19	7.71	7.90	–	–	–	36.32	0.68%	0.68%		0.67%	27.77%	398,953	103%
2019	23.48	0.32	4.62	4.94	–	–	–	28.42	0.68%	0.68%		1.17%	21.09%	702,213	166%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Growth
Class I
2024 (7)	$26.56	$(0.05)	$0.30	$0.25	$–	$–	$–	$26.81	0.93%	0.91%	(0.40%)	0.95%	$393,834	21%
2023	22.20	(0.09)	4.45	4.36	–	–	–	26.56	0.93%	0.91%	(0.36%)	19.62%	401,940	55%
2022	32.05	(0.11)	(9.74)	(9.85)	–	–	–	22.20	0.93%	0.91%	(0.44%)	(30.72%)	344,219	29%
2021	27.47	(0.17)	4.75	4.58	–	–	–	32.05	0.93%	0.90%	(0.56%)	16.67%	541,746	37%
2020	18.30	(0.07)	9.24	9.17	–	–	–	27.47	0.93%	0.91%	(0.34%)	50.14%	474,569	21%
2019	13.22	(0.04)	5.12	5.08	–	–	–	18.30	0.93%	0.91%	(0.27%)	38.45%	367,697	24%
Class P
2024 (7)	$29.40	$(0.03)	$0.34	$0.31	$–	$–	$–	$29.71	0.73%	0.71%	(0.20%)	1.05%	$606,518	21%
2023	24.53	(0.04)	4.91	4.87	–	–	–	29.40	0.73%	0.71%	(0.15%)	19.86%	533,581	55%
2022	35.34	(0.06)	(10.75)	(10.81)	–	–	–	24.53	0.73%	0.71%	(0.24%)	(30.59%)	461,342	29%
2021	30.23	(0.12)	5.23	5.11	–	–	–	35.34	0.73%	0.70%	(0.37%)	16.90%	748,898	37%
2020	20.09	(0.03)	10.17	10.14	–	–	–	30.23	0.73%	0.71%	(0.14%)	50.44%	537,942	21%
2019	14.48	(0.01)	5.62	5.61	–	–	–	20.09	0.73%	0.71%	(0.08%)	38.73%	586,278	24%

Mid-Cap Value
Class I
2024 (7)	$29.59	$0.12	$1.16	$1.28	$–	$–	$–	$30.87	0.93%	0.93%	0.81%	4.33%	$158,373	27%
2023	25.42	0.26	3.91	4.17	–	–	–	29.59	0.94%	0.94%	0.97%	16.39%	151,414	40%
2022	27.41	0.25	(2.24)	(1.99)	–	–	–	25.42	0.93%	0.93%	0.97%	(7.26%)	130,901	31%
2021	21.58	0.15	5.68	5.83	–	–	–	27.41	0.93%	0.93%	0.60%	27.03%	152,213	22%
2020	20.45	0.18	0.95	1.13	–	–	–	21.58	0.93%	0.93%	1.02%	5.52%	109,677	48%
2019	15.74	0.17	4.54	4.71	–	–	–	20.45	0.93%	0.93%	0.92%	29.94%	119,570	37%
Class P
2024 (7)	$44.18	$0.23	$1.73	$1.96	$–	$–	$–	$46.14	0.74%	0.74%	1.02%	4.44%	$228,889	27%
2023	37.89	0.43	5.86	6.29	–	–	–	44.18	0.73%	0.73%	1.07%	16.62%	196,377	40%
2022	40.77	0.44	(3.32)	(2.88)	–	–	–	37.89	0.73%	0.73%	1.16%	(7.08%)	519,493	31%
2021	32.03	0.29	8.45	8.74	–	–	–	40.77	0.73%	0.73%	0.78%	27.29%	713,811	22%
2020	30.30	0.33	1.40	1.73	–	–	–	32.03	0.73%	0.73%	1.23%	5.73%	730,338	48%
2019	23.27	0.30	6.73	7.03	–	–	–	30.30	0.73%	0.73%	1.10%	30.20%	910,059	37%

Small-Cap Equity
Class I
2024 (7)	$29.72	$0.17	$(0.05)	$0.12	$–	$–	$–	$29.84	1.02%	0.92%	1.18%	0.44%	$103,497	43%
2023	26.30	0.36	3.06	3.42	–	–	–	29.72	1.03%	0.93%	1.32%	12.97%	105,145	55%
2022	30.21	0.25	(4.16)	(3.91)	–	–	–	26.30	1.01%	0.91%	0.91%	(12.92%)	90,420	39%
2021	23.89	0.25	6.07	6.32	–	–	–	30.21	1.00%	0.90%	0.87%	26.46%	114,214	51%
2020	22.66	0.25	0.98	1.23	–	–	–	23.89	1.03%	0.93%	1.29%	5.42%	87,097	46%
2019	18.28	0.29	4.09	4.38	–	–	–	22.66	1.02%	0.92%	1.40%	23.96%	84,882	39%
Class P
2024 (7)	$39.13	$0.26	$(0.05)	$0.21	$–	$–	$–	$39.34	0.83%	0.73%	1.34%	0.54%	$154,792	43%
2023	34.57	0.52	4.04	4.56	–	–	–	39.13	0.82%	0.72%	1.47%	13.20%	132,894	55%
2022	39.62	0.39	(5.44)	(5.05)	–	–	–	34.57	0.81%	0.71%	1.07%	(12.74%)	207,962	39%
2021	31.27	0.41	7.94	8.35	–	–	–	39.62	0.80%	0.70%	1.06%	26.71%	363,249	51%
2020	29.60	0.37	1.30	1.67	–	–	–	31.27	0.83%	0.73%	1.46%	5.63%	104,196	46%
2019	23.83	0.43	5.34	5.77	–	–	–	29.60	0.82%	0.72%	1.60%	24.21%	168,886	39%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Growth
Class I
2024 (7)	$26.76	$(0.01)	$0.75	$0.74	$–	$–	$–	$27.50	0.84%	0.84%	(0.10%)	2.79%	$160,155	43%
2023	23.43	(0.02)	3.35	3.33	–	–	–	26.76	0.84%	0.84%	(0.09%)	14.20%	157,383	66%
2022	33.44	(0.05)	(9.96)	(10.01)	–	–	–	23.43	0.84%	0.84%	(0.19%)	(29.92%)	145,705	50%
2021	32.88	(0.16)	0.72	0.56	–	–	–	33.44	0.84%	0.84%	(0.46%)	1.69%	204,086	79%
2020	21.14	(0.09)	11.83	11.74	–	–	–	32.88	0.84%	0.84%	(0.36%)	55.58%	208,805	175%
2019	16.02	(0.15)	5.27	5.12	–	–	–	21.14	0.84%	0.84%	(0.72%)	31.90%	155,017	99%
Class P
2024 (7)	$31.86	$0.02	$0.90	$0.92	$–	$–	$–	$32.78	0.64%	0.64%	0.10%	2.89%	$180,461	43%
2023	27.84	0.03	3.99	4.02	–	–	–	31.86	0.64%	0.64%	0.11%	14.43%	133,036	66%
2022	39.65	0.02	(11.83)	(11.81)	–	–	–	27.84	0.65%	0.65%	0.06%	(29.78%)	115,895	50%
2021	38.91	(0.10)	0.84	0.74	–	–	–	39.65	0.64%	0.64%	(0.25%)	1.89%	78,051	79%
2020	24.96	(0.04)	13.99	13.95	–	–	–	38.91	0.64%	0.64%	(0.13%)	55.89%	99,319	175%
2019	18.89	(0.12)	6.19	6.07	–	–	–	24.96	0.64%	0.64%	(0.52%)	32.17%	42,086	99%

Small-Cap Index
Class I
2024 (7)	$32.40	$0.16	$0.30	$0.46	$–	$–	$–	$32.86	0.55%	0.55%	0.97%	1.44%	$568,603	13%
2023	27.88	0.33	4.19	4.52	–	–	–	32.40	0.56%	0.56%	1.13%	16.20%	563,674	13%
2022	35.23	0.28	(7.63)	(7.35)	–	–	–	27.88	0.55%	0.55%	0.93%	(20.86%)	502,756	14%
2021	30.84	0.23	4.16	4.39	–	–	–	35.23	0.54%	0.54%	0.65%	14.24%	671,321	21%
2020	25.88	0.20	4.76	4.96	–	–	–	30.84	0.55%	0.55%	0.85%	19.16%	610,657	20%
2019	20.74	0.22	4.92	5.14	–	–	–	25.88	0.55%	0.55%	0.93%	24.80%	553,267	12%
Class P
2024 (7)	$33.16	$0.20	$0.30	$0.50	$–	$–	$–	$33.66	0.35%	0.35%	1.20%	1.54%	$166,259	13%
2023	28.48	0.40	4.28	4.68	–	–	–	33.16	0.36%	0.36%	1.33%	16.43%	134,476	13%
2022	35.91	0.34	(7.77)	(7.43)	–	–	–	28.48	0.35%	0.35%	1.13%	(20.70%)	142,202	14%
2021	31.37	0.30	4.24	4.54	–	–	–	35.91	0.34%	0.34%	0.85%	14.47%	184,809	21%
2020	26.28	0.25	4.84	5.09	–	–	–	31.37	0.35%	0.35%	1.05%	19.39%	185,980	20%
2019	21.01	0.27	5.00	5.27	–	–	–	26.28	0.35%	0.35%	1.11%	25.05%	156,017	12%

Small-Cap Value
Class I
2024 (7)	$27.57	$0.18	$(0.73)	$(0.55)	$–	$–	$–	$27.02	1.00%	0.94%	1.33%	(1.99%)	$186,782	122%
2023	25.64	0.22	1.71	1.93	–	–	–	27.57	0.99%	0.99%	0.87%	7.53%	199,969	54%
2022	30.82	0.24	(5.42)	(5.18)	–	–	–	25.64	0.99%	0.99%	0.87%	(16.81%)	199,012	40%
2021	22.73	0.13	7.96	8.09	–	–	–	30.82	0.98%	0.98%	0.44%	35.61%	270,629	56%
2020	21.97	0.14	0.62	0.76	–	–	–	22.73	0.99%	0.99%	0.81%	3.44%	201,788	51%
2019	17.93	0.12	3.92	4.04	–	–	–	21.97	0.98%	0.98%	0.59%	22.58%	207,494	36%
Class P
2024 (7)	$33.90	$0.25	$(0.89)	$(0.64)	$–	$–	$–	$33.26	0.80%	0.77%	1.53%	(1.90%)	$87,447	122%
2023	31.46	0.32	2.12	2.44	–	–	–	33.90	0.79%	0.79%	1.00%	7.74%	91,053	54%
2022	37.74	0.35	(6.63)	(6.28)	–	–	–	31.46	0.78%	0.78%	1.05%	(16.64%)	202,230	40%
2021	27.78	0.23	9.73	9.96	–	–	–	37.74	0.78%	0.78%	0.64%	35.88%	363,532	56%
2020	26.80	0.22	0.76	0.98	–	–	–	27.78	0.79%	0.79%	0.99%	3.64%	106,613	51%
2019	21.82	0.19	4.79	4.98	–	–	–	26.80	0.78%	0.78%	0.77%	22.83%	171,032	36%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Value
Class I
2024 (7)	$20.20	$0.21	$0.40	$0.61	$–	$–	$–	$20.81	0.95%	0.88%	2.04%	3.01%	$226,052	22%
2023	19.46	0.38	0.36	0.74	–	–	–	20.20	0.95%	0.87%	1.95%	3.77%	230,760	44%
2022	19.57	0.34	(0.45)	(0.11)	–	–	–	19.46	0.94%	0.87%	1.77%	(0.53%)	249,169	33%
2021	16.09	0.28	3.20	3.48	–	–	–	19.57	0.94%	0.86%	1.55%	21.64%	265,095	48%
2020	17.28	0.28	(1.47)	(1.19)	–	–	–	16.09	0.95%	0.92%	1.96%	(6.94%)	242,064	123%
2019	13.86	0.29	3.13	3.42	–	–	–	17.28	0.94%	0.93%	1.84%	24.72%	268,920	31%
Class P
2024 (7)	$23.33	$0.27	$0.46	$0.73	$–	$–	$–	$24.06	0.75%	0.68%	2.24%	3.11%	$620,188	22%
2023	22.44	0.48	0.41	0.89	–	–	–	23.33	0.75%	0.67%	2.15%	3.98%	737,929	44%
2022	22.51	0.43	(0.50)	(0.07)	–	–	–	22.44	0.74%	0.67%	1.96%	(0.34%)	677,200	33%
2021	18.47	0.37	3.67	4.04	–	–	–	22.51	0.74%	0.66%	1.75%	21.89%	913,732	48%
2020	19.81	0.36	(1.70)	(1.34)	–	–	–	18.47	0.75%	0.72%	2.17%	(6.75%)	547,526	123%
2019	15.85	0.37	3.59	3.96	–	–	–	19.81	0.75%	0.73%	2.02%	24.97%	807,432	31%

Value Advantage
Class I
2024 (7)	$25.67	$0.22	$1.43	$1.65	$–	$–	$–	$27.32	0.89%	0.87%	1.63%	6.44%	$100,353	14%
2023	23.42	0.40	1.85	2.25	–	–	–	25.67	0.89%	0.89%	1.70%	9.60%	98,746	30%
2022	24.41	0.40	(1.39)	(0.99)	–	–	–	23.42	0.89%	0.89%	1.69%	(4.07%)	109,885	20%
2021	18.99	0.27	5.15	5.42	–	–	–	24.41	0.89%	0.89%	1.21%	28.52%	97,936	26%
2020	19.54	0.28	(0.83)	(0.55)	–	–	–	18.99	0.89%	0.89%	1.68%	(2.78%)	56,754	33%
2019	15.39	0.29	3.86	4.15	–	–	–	19.54	0.89%	0.89%	1.63%	26.96%	50,905	17%
Class P
2024 (7)	$26.22	$0.25	$1.47	$1.72	$–	$–	$–	$27.94	0.70%	0.68%	1.83%	6.55%	$937,366	14%
2023	23.88	0.46	1.88	2.34	–	–	–	26.22	0.69%	0.69%	1.89%	9.82%	692,899	30%
2022	24.84	0.45	(1.41)	(0.96)	–	–	–	23.88	0.69%	0.69%	1.87%	(3.87%)	646,782	20%
2021	19.29	0.32	5.23	5.55	–	–	–	24.84	0.69%	0.69%	1.42%	28.78%	951,636	26%
2020	19.80	0.31	(0.82)	(0.51)	–	–	–	19.29	0.69%	0.69%	1.87%	(2.58%)	1,029,439	33%
2019	15.56	0.33	3.91	4.24	–	–	–	19.80	0.69%	0.69%	1.82%	27.21%	886,218	17%

Emerging Markets
Class I
2024 (7)	$18.02	$0.08	$0.36	$0.44	$–	$–	$–	$18.46	1.07%	1.07%	0.90%	2.44%	$320,788	45%
2023	16.54	0.20	1.28	1.48	–	–	–	18.02	1.07%	1.07%	1.12%	8.95%	335,719	46%
2022	22.14	0.13	(5.73)	(5.60)	–	–	–	16.54	1.07%	1.07%	0.75%	(25.27%)	318,746	46%
2021	24.13	0.09	(2.08)	(1.99)	–	–	–	22.14	1.05%	1.05%	0.39%	(8.28%)	424,886	45%
2020	20.57	0.04	3.52	3.56	–	–	–	24.13	1.04%	1.04%	0.22%	17.33%	469,683	36%
2019	16.38	0.12	4.07	4.19	–	–	–	20.57	1.07%	1.07%	0.67%	25.60%	446,118	28%
Class P
2024 (7)	$18.85	$0.10	$0.38	$0.48	$–	$–	$–	$19.33	0.87%	0.87%	1.08%	2.55%	$385,277	45%
2023	17.26	0.23	1.36	1.59	–	–	–	18.85	0.87%	0.87%	1.25%	9.17%	284,792	46%
2022	23.06	0.17	(5.97)	(5.80)	–	–	–	17.26	0.86%	0.86%	0.90%	(25.12%)	376,337	46%
2021	25.09	0.15	(2.18)	(2.03)	–	–	–	23.06	0.85%	0.85%	0.58%	(8.10%)	944,698	45%
2020	21.34	0.09	3.66	3.75	–	–	–	25.09	0.84%	0.84%	0.44%	17.56%	1,112,611	36%
2019	16.96	0.15	4.23	4.38	–	–	–	21.34	0.87%	0.87%	0.81%	25.85%	1,011,549	28%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Growth
Class I
2024 (7)	$8.85	$0.06		$0.58	$0.64	$–	$–	$–	$9.49	0.96%	0.96%	1.21%	7.24%	$5,482	44%
2023	7.78	0.07		1.00	1.07	–	–	–	8.85	0.95%	0.95%	0.78%	13.73%	3,838	53%
2022	9.92	0.04		(2.18)	(2.14)	–	–	–	7.78	0.96%	0.96%	0.52%	(21.54%)	1,720	32%
10/29/2021 - 12/31/2021	10.00	(0.01)		(0.07)	(0.08)	–	–	–	9.92	1.02%	1.02%	(0.30%)	(0.85%)	538	3%
Class P
2024 (7)	$8.90	$0.06		$0.60	$0.66	$–	$–	$–	$9.56	0.76%	0.76%	1.29%	7.35%	$942,531	44%
2023	7.80	0.07		1.03	1.10	–	–	–	8.90	0.75%	0.75%	0.88%	14.16%	859,232	53%
2022	9.92	0.07		(2.19)	(2.12)	–	–	–	7.80	0.77%	0.77%	0.83%	(21.38%)	508,186	32%
10/29/2021 - 12/31/2021	10.00	–(9)		(0.08)	(0.08)	–	–	–	9.92	0.84%	0.84%	0.04%	(0.81%)	711,688	3%

International Large-Cap
Class I
2024 (7)	$13.86	$0.17		$0.44	$0.61	$–	$–	$–	$14.47	1.02%	0.99%	2.39%	4.35%	$619,654	7%
2023	11.68	0.18		2.00	2.18	–	–	–	13.86	1.03%	1.00%	1.37%	18.65%	599,870	8%
2022	13.78	0.14		(2.24)	(2.10)	–	–	–	11.68	1.02%	0.99%	1.22%	(15.19%)	533,078	12%
2021	12.00	0.14		1.64	1.78	–	–	–	13.78	1.01%	0.98%	1.09%	14.78%	660,058	9%
2020	10.84	0.08		1.08	1.16	–	–	–	12.00	1.01%	1.01%	0.75%	10.74%	626,819	19%
2019	8.47	0.17		2.20	2.37	–	–	–	10.84	1.01%	1.01%	1.72%	28.03%	595,183	10%
Class P
2024 (7)	$15.05	$0.22		$0.45	$0.67	$–	$–	$–	$15.72	0.82%	0.79%	2.79%	4.45%	$755,046	7%
2023	12.66	0.23		2.16	2.39	–	–	–	15.05	0.83%	0.80%	1.61%	18.89%	392,262	8%
2022	14.90	0.18		(2.42)	(2.24)	–	–	–	12.66	0.82%	0.79%	1.44%	(15.02%)	521,517	12%
2021	12.96	0.19		1.75	1.94	–	–	–	14.90	0.81%	0.78%	1.39%	15.01%	643,027	9%
2020	11.68	0.10		1.18	1.28	–	–	–	12.96	0.81%	0.81%	0.93%	10.96%	1,056,100	19%
2019	9.10	0.21		2.37	2.58	–	–	–	11.68	0.80%	0.80%	1.98%	28.29%	1,084,523	10%

International Small-Cap
Class I
2024 (7)	$12.91	$0.23		$(0.07)	$0.16	$–	$–	$–	$13.07	1.14%	1.13%	3.49%	1.26%	$82,066	25%
2023	11.01	0.26		1.64	1.90	–	–	–	12.91	1.16%	1.14%	2.17%	17.23%	83,190	7%
2022	13.28	0.21		(2.48)	(2.27)	–	–	–	11.01	1.14%	1.12%	1.88%	(17.09%)	75,004	18%
2021	11.66	0.26		1.36	1.62	–	–	–	13.28	1.11%	1.11%	2.01%	13.87%	94,703	128%
2020	10.76	0.12		0.78	0.90	–	–	–	11.66	1.10%	1.10%	1.28%	8.42%	89,998	48%
2019	8.96	0.17		1.63	1.80	–	–	–	10.76	1.13%	1.13%	1.71%	20.07%	95,316	55%
Class P
2024 (7)	$17.97	$0.25	$	–(9)	$0.25	$–	$–	$–	$18.22	0.93%	0.92%	2.76%	1.36%	$76,744	25%
2023	15.30	0.36		2.31	2.67	–	–	–	17.97	0.96%	0.94%	2.18%	17.46%	130,701	7%
2022	18.42	0.35		(3.47)	(3.12)	–	–	–	15.30	0.94%	0.92%	2.26%	(16.92%)	244,595	18%
2021	16.14	0.40		1.88	2.28	–	–	–	18.42	0.91%	0.91%	2.18%	14.10%	175,242	128%
2020	14.86	0.20		1.08	1.28	–	–	–	16.14	0.90%	0.90%	1.54%	8.64%	186,062	48%
2019	12.35	0.22		2.29	2.51	–	–	–	14.86	0.91%	0.91%	1.64%	20.31%	180,917	55%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2024 (7)	$16.93	$0.43	$0.09	$0.52	$–	$–	$–	$17.45	0.90%	0.90%	4.95%	3.06%	$324,952	29%
2023	14.08	0.47	2.38	2.85	–	–	–	16.93	0.90%	0.90%	3.00%	20.20%	322,538	51%
2022	14.26	0.40	(0.58)	(0.18)	–	–	–	14.08	0.91%	0.91%	2.93%	(1.26%)	288,052	49%
2021	11.85	0.34	2.07	2.41	–	–	–	14.26	0.90%	0.90%	2.50%	20.36%	312,717	35%
2020	12.77	0.19	(1.11)	(0.92)	–	–	–	11.85	0.90%	0.90%	1.83%	(7.17%)	272,016	66%
2019	10.95	0.32	1.50	1.82	–	–	–	12.77	0.89%	0.89%	2.70%	16.60%	290,316	27%
Class P
2024 (7)	$19.16	$0.46	$0.14	$0.60	$–	$–	$–	$19.76	0.70%	0.70%	4.71%	3.16%	$594,564	29%
2023	15.90	0.53	2.73	3.26	–	–	–	19.16	0.70%	0.70%	3.03%	20.45%	661,428	51%
2022	16.08	0.51	(0.69)	(0.18)	–	–	–	15.90	0.71%	0.71%	3.32%	(1.07%)	674,837	49%
2021	13.33	0.40	2.35	2.75	–	–	–	16.08	0.70%	0.70%	2.60%	20.60%	542,306	35%
2020	14.33	0.23	(1.23)	(1.00)	–	–	–	13.33	0.70%	0.70%	1.94%	(6.98%)	1,065,402	66%
2019	12.27	0.38	1.68	2.06	–	–	–	14.33	0.69%	0.69%	2.87%	16.83%	1,239,876	27%

Health Sciences
Class I
2024 (7)	$63.06	$0.06	$5.89	$5.95	$–	$–	$–	$69.01	1.14%	1.14%	0.17%	9.43%	$413,572	9%
2023	60.97	0.13	1.96	2.09	–	–	–	63.06	1.14%	1.14%	0.21%	3.42%	398,867	37%
2022	64.73	0.10	(3.86)	(3.76)	–	–	–	60.97	1.14%	1.14%	0.17%	(5.80%)	424,635	36%
2021	57.60	(0.02)	7.15	7.13	–	–	–	64.73	1.13%	1.13%	(0.04%)	12.38%	492,712	45%
2020	48.49	(0.01)	9.12	9.11	–	–	–	57.60	1.14%	1.14%	(0.03%)	18.79%	454,545	21%
2019	38.55	0.01	9.93	9.94	–	–	–	48.49	1.14%	1.14%	0.03%	25.77%	420,805	39%
Class P
2024 (7)	$69.79	$0.14	$6.52	$6.66	$–	$–	$–	$76.45	0.94%	0.94%	0.37%	9.54%	$2,311	9%
2023	67.35	0.27	2.17	2.44	–	–	–	69.79	0.94%	0.94%	0.41%	3.63%	2,008	37%
2022	71.35	0.25	(4.25)	(4.00)	–	–	–	67.35	0.94%	0.94%	0.38%	(5.61%)	1,846	36%
2021	63.36	0.11	7.88	7.99	–	–	–	71.35	0.93%	0.93%	0.16%	12.61%	1,475	45%
2020	53.23	0.10	10.03	10.13	–	–	–	63.36	0.93%	0.93%	0.16%	19.03%	530	21%
2019	42.24	0.11	10.88	10.99	–	–	–	53.23	0.93%	0.93%	0.24%	26.04%	41	39%

Real Estate
Class I
2024 (7)	$33.56	$0.27	$(0.63)	$(0.36)	$–	$–	$–	$33.20	1.08%	0.99%	1.67%	(1.08%)	$207,240	18%
2023	29.70	0.97	2.89	3.86	–	–	–	33.56	1.08%	0.99%	3.16%	13.01%	220,533	14%
2022	39.94	0.47	(10.71)	(10.24)	–	–	–	29.70	1.07%	0.98%	1.41%	(25.64%)	204,962	23%
2021	28.46	(0.22)	11.70	11.48	–	–	–	39.94	1.07%	0.98%	(0.65%)	40.32%	308,201	22%
2020	29.43	0.99	(1.96)	(0.97)	–	–	–	28.46	1.07%	0.98%	3.73%	(3.28%)	242,921	38%
2019	22.41	0.49	6.53	7.02	–	–	–	29.43	1.06%	0.97%	1.80%	31.28%	282,511	33%
Class P
2024 (7)	$35.36	$0.33	$(0.67)	$(0.34)	$–	$–	$–	$35.02	0.88%	0.79%	1.98%	(0.98%)	$165,109	18%
2023	31.23	0.97	3.16	4.13	–	–	–	35.36	0.88%	0.79%	2.98%	13.24%	142,295	14%
2022	41.91	0.60	(11.28)	(10.68)	–	–	–	31.23	0.87%	0.78%	1.71%	(25.49%)	233,992	23%
2021	29.81	(0.18)	12.28	12.10	–	–	–	41.91	0.87%	0.78%	(0.51%)	40.60%	234,297	22%
2020	30.76	1.00	(1.95)	(0.95)	–	–	–	29.81	0.87%	0.78%	3.57%	(3.08%)	235,401	38%
2019	23.38	0.56	6.82	7.38	–	–	–	30.76	0.87%	0.78%	1.95%	31.55%	404,175	33%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2024 (7)	$16.24	$(0.05)	$4.69	$4.64	$–	$–	$–	$20.88	1.15%	1.11%	(0.49%)	28.48%	$389,461	89%
2023	10.57	(0.06)	5.73	5.67	–	–	–	16.24	1.14%	1.14%	(0.47%)	53.68%	301,813	49%
2022	16.53	(0.08)	(5.88)	(5.96)	–	–	–	10.57	1.14%	1.14%	(0.64%)	(36.06%)	197,337	28%
2021	14.52	(0.13)	2.14	2.01	–	–	–	16.53	1.14%	1.14%	(0.84%)	13.86%	308,749	40%
2020	9.86	(0.09)	4.75	4.66	–	–	–	14.52	1.14%	1.14%	(0.78%)	47.24%	287,129	44%
2019	7.23	(0.06)	2.69	2.63	–	–	–	9.86	1.15%	1.15%	(0.71%)	36.32%	189,301	28%
Class P
2024 (7)	$20.77	$(0.03)	$5.99	$5.96	$–	$–	$–	$26.73	0.95%	0.91%	(0.29%)	28.60%	$3,461	89%
2023	13.49	(0.05)	7.33	7.28	–	–	–	20.77	0.94%	0.94%	(0.28%)	53.98%	2,296	49%
2022	21.05	(0.07)	(7.49)	(7.56)	–	–	–	13.49	0.94%	0.94%	(0.43%)	(35.93%)	1,116	28%
2021	18.45	(0.13)	2.73	2.60	–	–	–	21.05	0.94%	0.94%	(0.66%)	14.09%	1,207	40%
2020	12.51	(0.10)	6.04	5.94	–	–	–	18.45	0.94%	0.94%	(0.61%)	47.54%	482	44%
2019	9.15	(0.05)	3.41	3.36	–	–	–	12.51	0.93%	0.93%	(0.48%)	36.63%	26	28%

ESG Diversified
Class I
2024 (7)	$10.34	$0.04	$0.72	$0.76	$–	$–	$–	$11.10	0.60%	0.50%	0.79%	7.40%	$36,616	14%
2023	8.92	0.20	1.22	1.42	–	–	–	10.34	0.65%	0.50%	2.07%	15.78%	33,177	39%
2022	10.70	0.15	(1.93)	(1.78)	–	–	–	8.92	0.78%	0.50%	1.61%	(16.59%)	19,257	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.62	0.70	–	–	–	10.70	0.97%	0.50%	1.12%	7.00%	16,819	13%
Class P
2024 (7)	$10.39	$0.06	$0.72	$0.78	$–	$–	$–	$11.17	0.40%	0.30%	1.03%	7.51%	$629	14%
2023	8.95	0.16	1.28	1.44	–	–	–	10.39	0.45%	0.30%	1.71%	16.01%	252	39%
2022	10.71	0.46	(2.22)	(1.76)	–	–	–	8.95	0.58%	0.30%	4.93%	(16.43%)	571	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.63	0.71	–	–	–	10.71	0.77%	0.30%	1.16%	7.15%	114	13%

ESG Diversified Growth
Class I
2024 (7)	$9.75	$0.02	$0.83	$0.85	$–	$–	$–	$10.60	0.80%	0.50%	0.34%	8.79%	$15,337	14%
2023	8.28	0.15	1.32	1.47	–	–	–	9.75	0.85%	0.50%	1.64%	17.66%	13,687	34%
2022	10.11	0.12	(1.95)	(1.83)	–	–	–	8.28	0.94%	0.50%	1.34%	(18.08%)	11,210	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	–	–	–	10.11	1.23%	0.50%	4.51%	1.09%	12,772	3%
Class P
2024 (7)	$9.78	$0.03	$0.84	$0.87	$–	$–	$–	$10.65	0.60%	0.30%	0.55%	8.90%	$2,299	14%
2023	8.30	0.20	1.28	1.48	–	–	–	9.78	0.65%	0.30%	2.19%	17.90%	1,417	34%
2022	10.11	0.12	(1.93)	(1.81)	–	–	–	8.30	0.67%	0.30%	1.44%	(17.97%)	525	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	–	–	–	10.11	1.03%	0.30%	4.67%	1.12%	101	3%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PSF Avantis Balanced Allocation
Class D
2024 (7)	$16.37	$0.17	$0.87	$1.04	$–	$–	$–	$17.41	0.50%	0.44%	2.05%	6.29%	$327,708	52%
2023	14.39	0.41	1.57	1.98	–	–	–	16.37	0.49%	0.43%	2.73%	13.83%	329,904	32%
2022	16.92	0.22	(2.75)	(2.53)	–	–	–	14.39	0.48%	0.47%	1.48%	(14.99%)	323,006	128%
2021	15.04	0.21	1.67	1.88	–	–	–	16.92	0.48%	0.48%	1.28%	12.50%	394,494	16%
2020	13.42	0.19	1.43	1.62	–	–	–	15.04	0.49%	0.49%	1.44%	12.11%	310,280	11%
2019	11.20	0.24	1.98	2.22	–	–	–	13.42	0.50%	0.50%	1.90%	19.75%	243,088	15%
Class P
2024 (7)	$16.55	$0.19	$0.87	$1.06	$–	$–	$–	$17.61	0.25%	0.19%	2.28%	6.43%	$2,928	52%
2023	14.50	0.46	1.59	2.05	–	–	–	16.55	0.24%	0.18%	3.01%	14.12%	3,013	32%
2022	17.02	0.29	(2.81)	(2.52)	–	–	–	14.50	0.23%	0.22%	1.87%	(14.78%)	2,694	128%
2021	15.09	0.42	1.51	1.93	–	–	–	17.02	0.23%	0.23%	2.52%	12.78%	1,907	16%
2020	13.42	0.28	1.39	1.67	–	–	–	15.09	0.23%	0.23%	2.01%	12.40%	100	11%
10/31/2019 - 12/31/2019	12.97	0.08	0.37	0.45	–	–	–	13.42	0.23%	0.23%	3.77%	3.53%	24	15%

Pacific Dynamix - Conservative Growth
Class I
2024 (7)	$19.84	$(0.04)	$0.85	$0.81	$–	$–	$–	$20.65	0.44%	0.38%	(0.38%)	4.11%	$475,718	12%
2023	17.76	(0.07)	2.15	2.08	–	–	–	19.84	0.43%	0.39%	(0.39%)	11.68%	491,556	19%
2022	20.74	(0.07)	(2.91)	(2.98)	–	–	–	17.76	0.43%	0.38%	(0.38%)	(14.38%)	512,069	17%
2021	19.49	(0.08)	1.33	1.25	–	–	–	20.74	0.42%	0.39%	(0.39%)	6.44%	652,973	14%
2020	17.37	(0.07)	2.19	2.12	–	–	–	19.49	0.43%	0.37%	(0.37%)	12.21%	644,310	24%
2019	15.04	(0.06)	2.39	2.33	–	–	–	17.37	0.42%	0.37%	(0.37%)	15.47%	573,500	13%
Class P
2024 (7)	$20.00	$(0.02)	$0.87	$0.85	$–	$–	$–	$20.85	0.24%	0.18%	(0.18%)	4.21%	$13,346	12%
2023	17.88	(0.04)	2.16	2.12	–	–	–	20.00	0.23%	0.19%	(0.19%)	11.91%	9,712	19%
2022	20.84	(0.03)	(2.93)	(2.96)	–	–	–	17.88	0.23%	0.18%	(0.18%)	(14.20%)	6,234	17%
2021	19.53	(0.04)	1.35	1.31	–	–	–	20.84	0.22%	0.19%	(0.19%)	6.66%	3,001	14%
2020	17.37	(0.03)	2.19	2.16	–	–	–	19.53	0.23%	0.17%	(0.17%)	12.44%	565	24%
10/31/2019 - 12/31/2019	16.92	–(9)	0.45	0.45	–	–	–	17.37	0.22%	0.17%	(0.17%)	2.70%	58	13%

Pacific Dynamix - Moderate Growth
Class I
2024 (7)	$27.04	$(0.05)	$1.79	$1.74	$–	$–	$–	$28.78	0.43%	0.38%	(0.38%)	6.42%	$2,485,493	9%
2023	23.51	(0.10)	3.63	3.53	–	–	–	27.04	0.42%	0.39%	(0.39%)	15.04%	2,472,290	20%
2022	27.88	(0.10)	(4.27)	(4.37)	–	–	–	23.51	0.42%	0.39%	(0.39%)	(15.69%)	2,352,022	14%
2021	25.21	(0.10)	2.77	2.67	–	–	–	27.88	0.42%	0.38%	(0.38%)	10.62%	2,961,966	13%
2020	22.00	(0.08)	3.29	3.21	–	–	–	25.21	0.42%	0.37%	(0.37%)	14.58%	2,734,225	21%
2019	18.50	(0.07)	3.57	3.50	–	–	–	22.00	0.42%	0.37%	(0.37%)	18.94%	2,535,186	10%
Class P
2024 (7)	$27.27	$(0.03)	$1.81	$1.78	$–	$–	$–	$29.05	0.23%	0.18%	(0.18%)	6.52%	$67,441	9%
2023	23.66	(0.05)	3.66	3.61	–	–	–	27.27	0.22%	0.19%	(0.19%)	15.27%	54,440	20%
2022	28.01	(0.05)	(4.30)	(4.35)	–	–	–	23.66	0.22%	0.19%	(0.19%)	(15.52%)	36,097	14%
2021	25.27	(0.05)	2.79	2.74	–	–	–	28.01	0.22%	0.18%	(0.18%)	10.85%	22,083	13%
2020	22.01	(0.04)	3.30	3.26	–	–	–	25.27	0.22%	0.17%	(0.17%)	14.81%	1,343	21%
10/31/2019 - 12/31/2019	21.21	(0.01)	0.81	0.80	–	–	–	22.01	0.21%	0.16%	(0.16%)	3.75%	303	10%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix - Growth
Class I
2024 (7)	$32.14		$(0.06)	$2.55	$2.49	$–	$–	$–	$34.63	0.43%	0.37%	(0.37%)	7.73%	$1,986,822	11%
2023	27.48		(0.11)	4.77	4.66	–	–	–	32.14	0.42%	0.38%	(0.38%)	16.98%	1,908,244	25%
2022	32.98		(0.11)	(5.39)	(5.50)	–	–	–	27.48	0.42%	0.38%	(0.38%)	(16.69%)	1,697,274	11%
2021	28.85		(0.12)	4.25	4.13	–	–	–	32.98	0.42%	0.38%	(0.38%)	14.33%	1,830,704	9%
2020	24.91		(0.09)	4.03	3.94	–	–	–	28.85	0.42%	0.37%	(0.37%)	15.79%	1,267,281	19%
2019	20.26		(0.08)	4.73	4.65	–	–	–	24.91	0.42%	0.37%	(0.37%)	22.94%	868,260	14%
Class P
2024 (7)	$32.41		$(0.03)	$2.57	$2.54	$–	$–	$–	$34.95	0.23%	0.17%	(0.17%)	7.84%	$66,615	11%
2023	27.65		(0.06)	4.82	4.76	–	–	–	32.41	0.22%	0.18%	(0.18%)	17.22%	49,323	25%
2022	33.13		(0.05)	(5.43)	(5.48)	–	–	–	27.65	0.22%	0.18%	(0.18%)	(16.52%)	26,474	11%
2021	28.91		(0.06)	4.28	4.22	–	–	–	33.13	0.22%	0.18%	(0.18%)	14.57%	17,616	9%
2020	24.92		(0.04)	4.03	3.99	–	–	–	28.91	0.22%	0.17%	(0.17%)	16.02%	3,086	19%
10/31/2019 - 12/31/2019	23.78		(0.01)	1.15	1.14	–	–	–	24.92	0.21%	0.18%	(0.18%)	4.77%	85	14%

Pacific Dynamix - Aggressive Growth
Class I
04/30/2024 - 06/30/2024 (7)	$10.00		$(0.01)	$0.56	$0.55	$–	$–	$–	$10.55	3.32%	0.39%	(0.39%)	5.50%	$2,368	3%
Class P
04/30/2024 - 06/30/2024 (7)	$10.00	$	–(9)	$0.56	$0.56	$–	$–	$–	$10.56	3.24%	0.19%	(0.19%)	5.55%	$1,064	3%

Portfolio Optimization Conservative
Class I
2024 (7)	$14.44		$(0.02)	$0.45	$0.43	$–	$–	$–	$14.87	0.33%	0.33%	(0.33%)	2.96%	$1,007,571	19%
2023	13.22		(0.04)	1.26	1.22	–	–	–	14.44	0.32%	0.32%	(0.32%)	9.22%	1,074,844	23%
2022	15.32		(0.04)	(2.06)	(2.10)	–	–	–	13.22	0.32%	0.32%	(0.32%)	(13.67%)	1,166,154	25%
2021	14.99		(0.05)	0.38	0.33	–	–	–	15.32	0.32%	0.32%	(0.32%)	2.20%	1,496,201	12%
2020	13.89		(0.04)	1.14	1.10	–	–	–	14.99	0.32%	0.32%	(0.32%)	7.88%	1,677,166	47%
2019	12.38		(0.04)	1.55	1.51	–	–	–	13.89	0.32%	0.32%	(0.32%)	12.20%	1,547,975	25%
Class P
2024 (7)	$14.57		$(0.01)	$0.45	$0.44	$–	$–	$–	$15.01	0.13%	0.13%	(0.13%)	3.07%	$188	19%
2023	13.31		(0.02)	1.28	1.26	–	–	–	14.57	0.12%	0.12%	(0.12%)	9.44%	184	23%
2022	15.38		(0.02)	(2.05)	(2.07)	–	–	–	13.31	0.12%	0.12%	(0.12%)	(13.49%)	208	25%
2021	15.02		(0.02)	0.38	0.36	–	–	–	15.38	0.12%	0.12%	(0.12%)	2.41%	231	12%
2020	13.90		(0.02)	1.14	1.12	–	–	–	15.02	0.12%	0.12%	(0.12%)	8.10%	178	47%
10/31/2019 - 12/31/2019	13.68		–(9)	0.22	0.22	–	–	–	13.90	0.11%	0.11%	(0.11%)	1.61%	159	25%

Portfolio Optimization Moderate-Conservative
Class I
2024 (7)	$16.81		$(0.03)	$0.79	$0.76	$–	$–	$–	$17.57	0.32%	0.32%	(0.32%)	4.53%	$1,515,958	20%
2023	15.14		(0.05)	1.72	1.67	–	–	–	16.81	0.32%	0.32%	(0.32%)	11.06%	1,569,692	27%
2022	17.79		(0.05)	(2.60)	(2.65)	–	–	–	15.14	0.32%	0.32%	(0.32%)	(14.90%)	1,650,281	20%
2021	16.73		(0.05)	1.11	1.06	–	–	–	17.79	0.32%	0.32%	(0.32%)	6.28%	2,226,011	14%
2020	15.22		(0.05)	1.56	1.51	–	–	–	16.73	0.32%	0.32%	(0.32%)	9.97%	2,366,379	29%
2019	13.20		(0.05)	2.07	2.02	–	–	–	15.22	0.32%	0.32%	(0.32%)	15.28%	2,439,237	19%
Class P
2024 (7)	$16.95		$(0.01)	$0.80	$0.79	$–	$–	$–	$17.74	0.12%	0.12%	(0.12%)	4.64%	$512	20%
2023	15.23		(0.02)	1.74	1.72	–	–	–	16.95	0.12%	0.12%	(0.12%)	11.28%	468	27%
2022	17.86		(0.02)	(2.61)	(2.63)	–	–	–	15.23	0.12%	0.12%	(0.12%)	(14.73%)	277	20%
2021	16.77		(0.02)	1.11	1.09	–	–	–	17.86	0.12%	0.12%	(0.12%)	6.49%	312	14%
2020	15.22		(0.02)	1.57	1.55	–	–	–	16.77	0.12%	0.12%	(0.12%)	10.19%	292	29%
10/31/2019 - 12/31/2019	14.84		–(9)	0.38	0.38	–	–	–	15.22	0.11%	0.11%	(0.11%)	2.56%	250	19%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Moderate
Class I
2024 (7)	$19.28	$(0.03)	$1.28	$1.25	$–	$–	$–	$20.53	0.32%	0.32%	(0.32%)	6.50%	$6,912,141	22%
2023	16.93	(0.06)	2.41	2.35	–	–	–	19.28	0.32%	0.32%	(0.32%)	13.88%	7,011,415	30%
2022	20.08	(0.06)	(3.09)	(3.15)	–	–	–	16.93	0.32%	0.32%	(0.32%)	(15.72%)	7,068,997	19%
2021	18.40	(0.06)	1.74	1.68	–	–	–	20.08	0.31%	0.31%	(0.31%)	9.18%	9,507,628	13%
2020	16.45	(0.05)	2.00	1.95	–	–	–	18.40	0.32%	0.32%	(0.32%)	11.83%	9,839,706	23%
2019	13.89	(0.05)	2.61	2.56	–	–	–	16.45	0.32%	0.32%	(0.32%)	18.46%	9,999,658	24%
Class P
2024 (7)	$19.44	$(0.01)	$1.29	$1.28	$–	$–	$–	$20.72	0.12%	0.12%	(0.12%)	6.61%	$2,150	22%
2023	17.04	(0.02)	2.42	2.40	–	–	–	19.44	0.12%	0.12%	(0.12%)	14.10%	2,046	30%
2022	20.17	(0.02)	(3.11)	(3.13)	–	–	–	17.04	0.12%	0.12%	(0.12%)	(15.55%)	1,606	19%
2021	18.44	(0.02)	1.75	1.73	–	–	–	20.17	0.11%	0.11%	(0.11%)	9.40%	1,720	13%
2020	16.46	(0.02)	2.00	1.98	–	–	–	18.44	0.12%	0.12%	(0.12%)	12.05%	1,410	23%
10/31/2019 - 12/31/2019	15.94	–(9)	0.52	0.52	–	–	–	16.46	0.11%	0.11%	(0.11%)	3.25%	1,026	24%

Portfolio Optimization Growth
Class I
2024 (7)	$21.51	$(0.04)	$1.47	$1.43	$–	$–	$–	$22.94	0.32%	0.32%	(0.32%)	6.67%	$6,504,353	29%
2023	18.79	(0.06)	2.78	2.72	–	–	–	21.51	0.32%	0.32%	(0.32%)	14.45%	6,561,007	28%
2022	22.61	(0.06)	(3.76)	(3.82)	–	–	–	18.79	0.32%	0.32%	(0.32%)	(16.88%)	6,482,637	16%
2021	19.99	(0.07)	2.69	2.62	–	–	–	22.61	0.31%	0.31%	(0.31%)	13.12%	8,689,159	15%
2020	17.73	(0.06)	2.32	2.26	–	–	–	19.99	0.32%	0.32%	(0.32%)	12.72%	8,618,177	20%
2019	14.58	(0.05)	3.20	3.15	–	–	–	17.73	0.32%	0.32%	(0.32%)	21.65%	8,651,630	28%
Class P
2024 (7)	$21.69	$(0.01)	$1.48	$1.47	$–	$–	$–	$23.16	0.12%	0.12%	(0.12%)	6.78%	$5,031	29%
2023	18.91	(0.02)	2.80	2.78	–	–	–	21.69	0.12%	0.12%	(0.12%)	14.68%	4,709	28%
2022	22.71	(0.02)	(3.78)	(3.80)	–	–	–	18.91	0.12%	0.12%	(0.12%)	(16.71%)	3,356	16%
2021	20.03	(0.02)	2.70	2.68	–	–	–	22.71	0.11%	0.11%	(0.11%)	13.34%	3,218	15%
2020	17.74	(0.02)	2.31	2.29	–	–	–	20.03	0.12%	0.12%	(0.12%)	12.95%	1,990	20%
10/31/2019 - 12/31/2019	17.03	–(9)	0.71	0.71	–	–	–	17.74	0.11%	0.11%	(0.11%)	4.15%	886	28%

Portfolio Optimization Aggressive-Growth
Class I
2024 (7)	$22.86	$(0.04)	$1.76	$1.72	$–	$–	$–	$24.58	0.33%	0.33%	(0.33%)	7.54%	$1,618,625	31%
2023	19.71	(0.07)	3.22	3.15	–	–	–	22.86	0.32%	0.32%	(0.32%)	15.96%	1,601,321	34%
2022	23.89	(0.07)	(4.11)	(4.18)	–	–	–	19.71	0.32%	0.32%	(0.32%)	(17.51%)	1,536,560	16%
2021	20.65	(0.07)	3.31	3.24	–	–	–	23.89	0.32%	0.32%	(0.32%)	15.68%	2,039,105	16%
2020	18.37	(0.06)	2.34	2.28	–	–	–	20.65	0.32%	0.32%	(0.32%)	12.46%	1,962,163	19%
2019	14.84	(0.05)	3.58	3.53	–	–	–	18.37	0.32%	0.32%	(0.32%)	23.76%	1,975,940	24%
Class P
2024 (7)	$23.05	$(0.02)	$1.78	$1.76	$–	$–	$–	$24.81	0.13%	0.13%	(0.13%)	7.65%	$3,893	31%
2023	19.84	(0.03)	3.24	3.21	–	–	–	23.05	0.13%	0.13%	(0.13%)	16.19%	3,437	34%
2022	24.00	(0.02)	(4.14)	(4.16)	–	–	–	19.84	0.12%	0.12%	(0.12%)	(17.34%)	2,422	16%
2021	20.70	(0.03)	3.33	3.30	–	–	–	24.00	0.12%	0.12%	(0.12%)	15.92%	1,176	16%
2020	18.37	(0.02)	2.35	2.33	–	–	–	20.70	0.12%	0.12%	(0.12%)	12.68%	579	19%
10/31/2019 - 12/31/2019	17.54	–(9)	0.83	0.83	–	–	–	18.37	0.11%	0.11%	(0.11%)	4.76%	203	24%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)	Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
Class P
2024 (7)	$11.55	$0.27	$(0.08)	$0.19	$–	$–	$–	$11.74	0.25%	0.25%	4.77%	1.63%	$60,664	20%
2023	10.97	0.47	0.11	0.58	–	–	–	11.55	0.21%	0.21%	4.16%	5.21%	295,479	92%
2022	11.35	0.16	(0.54)	(0.38)	–	–	–	10.97	0.23%	0.23%	1.44%	(3.32%)	168,632	59%
2021	11.39	0.11	(0.15)	(0.04)	–	–	–	11.35	0.22%	0.22%	1.00%	(0.37%)	232,788	49%
2020	11.07	0.23	0.09	0.32	–	–	–	11.39	0.22%	0.22%	2.02%	2.94%	219,296	78%
2019	10.55	0.28	0.24	0.52	–	–	–	11.07	0.23%	0.23%	2.62%	4.96%	240,371	53%

PD Aggregate Bond Index
Class P
2024 (7)	$12.75	$0.21	$(0.30)	$(0.09)	$–	$–	$–	$12.66	0.20%	0.20%	3.31%	(0.71%)	$1,189,063	30%
2023	12.10	0.36	0.29	0.65	–	–	–	12.75	0.20%	0.20%	2.91%	5.36%	1,189,459	49%
2022	13.95	0.27	(2.12)	(1.85)	–	–	–	12.10	0.20%	0.20%	2.15%	(13.28%)	1,026,476	64%
2021	14.21	0.22	(0.48)	(0.26)	–	–	–	13.95	0.19%	0.19%	1.58%	(1.84%)	1,159,626	95%
2020	13.26	0.28	0.67	0.95	–	–	–	14.21	0.19%	0.19%	2.02%	7.15%	995,115	86%
2019	12.23	0.33	0.70	1.03	–	–	–	13.26	0.20%	0.20%	2.58%	8.43%	897,405	32%

PD High Yield Bond Market
Class P
2024 (7)	$19.23	$0.66	$(0.17)	$0.49	$–	$–	$–	$19.72	0.29%	0.29%	6.83%	2.56%	$223,713	14%
2023	16.94	1.17	1.12	2.29	–	–	–	19.23	0.27%	0.27%	6.56%	13.48%	181,980	33%
2022	19.04	1.03	(3.13)	(2.10)	–	–	–	16.94	0.23%	0.23%	5.88%	(11.00%)	362,279	21%
2021	18.12	0.97	(0.05)	0.92	–	–	–	19.04	0.22%	0.22%	5.22%	5.07%	544,501	25%
2020	16.98	0.96	0.18	1.14	–	–	–	18.12	0.23%	0.23%	5.76%	6.71%	454,951	32%
2019	14.84	0.95	1.19	2.14	–	–	–	16.98	0.26%	0.26%	5.84%	14.39%	364,770	27%

PD Large-Cap Growth Index
Class P
2024 (7)	$82.90	$0.27	$16.80	$17.07	$–	$–	$–	$99.97	0.17%	0.17%	0.60%	20.59%	$1,171,167	22%
2023	58.16	0.56	24.18	24.74	–	–	–	82.90	0.17%	0.17%	0.79%	42.53%	1,012,656	27%
2022	82.21	0.53	(24.58)	(24.05)	–	–	–	58.16	0.16%	0.16%	0.82%	(29.25%)	839,002	25%
2021	64.56	0.41	17.24	17.65	–	–	–	82.21	0.17%	0.17%	0.57%	27.34%	751,236	21%
2020	46.71	0.44	17.41	17.85	–	–	–	64.56	0.17%	0.17%	0.84%	38.22%	832,075	28%
2019	34.32	0.45	11.94	12.39	–	–	–	46.71	0.17%	0.17%	1.10%	36.10%	788,137	26%

PD Large-Cap Value Index
Class P
2024 (7)	$44.53	$0.48	$2.44	$2.92	$–	$–	$–	$47.45	0.17%	0.17%	2.06%	6.56%	$1,146,316	20%
2023	40.01	0.92	3.60	4.52	–	–	–	44.53	0.17%	0.17%	2.24%	11.31%	1,003,577	27%
2022	43.38	0.84	(4.21)	(3.37)	–	–	–	40.01	0.16%	0.16%	2.09%	(7.77%)	877,967	20%
2021	34.69	0.75	7.94	8.69	–	–	–	43.38	0.17%	0.17%	1.87%	25.03%	805,209	24%
2020	33.65	0.74	0.30	1.04	–	–	–	34.69	0.17%	0.17%	2.48%	3.10%	788,962	47%
2019	26.64	0.77	6.24	7.01	–	–	–	33.65	0.17%	0.17%	2.51%	26.32%	801,722	21%

PD Mid-Cap Index
Class P
2024 (7)	$13.28	$0.09	$0.56	$0.65	$–	$–	$–	$13.93	0.20%	0.20%	1.38%	4.85%	$343,810	18%
2023	11.36	0.19	1.73	1.92	–	–	–	13.28	0.19%	0.19%	1.59%	16.95%	349,673	21%
2022	13.76	0.18	(2.58)	(2.40)	–	–	–	11.36	0.18%	0.18%	1.51%	(17.45%)	409,399	24%
2021	11.24	0.15	2.37	2.52	–	–	–	13.76	0.17%	0.17%	1.18%	22.37%	619,835	19%
10/23/2020 - 12/31/2020	10.00	0.04	1.20	1.24	–	–	–	11.24	0.21%	0.21%	2.05%	12.44%	401,976	2%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended(2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions(4)	Expenses After Reductions(4),(5)		Net Investment Income (Loss)(4),(5)	Total Returns(6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Small-Cap Growth Index
Class P
2024 (7)	$41.09	$0.09	$1.67	$1.76	$–	$–	$–	$42.85	0.25%	0.25%		0.44%	4.30%	$70,010	35%
2023	34.75	0.21	6.13	6.34	–	–	–	41.09	0.25%	0.25%		0.55%	18.25%	72,109	62%
2022	47.25	0.17	(12.67)	(12.50)	–	–	–	34.75	0.24%	0.24%		0.44%	(26.46%)	68,018	60%
2021	45.98	0.18	1.09	1.27	–	–	–	47.25	0.22%	0.22%		0.38%	2.76%	150,530	65%
2020	34.13	0.13	11.72	11.85	–	–	–	45.98	0.25%	0.25%		0.39%	34.71%	54,165	60%
2019	26.64	0.16	7.33	7.49	–	–	–	34.13	0.26%	0.26%		0.51%	28.15%	61,827	43%

PD Small-Cap Value Index
Class P
2024 (7)	$35.45	$0.36	$(0.71)	$(0.35)	$–	$–	$–	$35.10	0.25%	0.25%		2.06%	(0.98%)	$86,207	33%
2023	31.05	0.73	3.67	4.40	–	–	–	35.45	0.23%	0.23%		2.29%	14.19%	88,559	35%
2022	36.44	0.64	(6.03)	(5.39)	–	–	–	31.05	0.21%	0.21%		1.94%	(14.81%)	137,032	42%
2021	28.49	0.61	7.34	7.95	–	–	–	36.44	0.21%	0.21%		1.71%	27.90%	222,503	56%
2020	27.16	0.43	0.90	1.33	–	–	–	28.49	0.26%	0.26%		1.94%	4.92%	47,350	76%
2019	22.25	0.50	4.41	4.91	–	–	–	27.16	0.25%	0.25%		1.99%	22.06%	61,820	37%

PD Emerging Markets Index
Class P
2024 (7)	$17.67	$0.18	$1.07	$1.25	$–	$–	$–	$18.92	1.03%	0.71	%(8)	1.97%	7.04%	$105,402	37%
2023	16.24	0.44	0.99	1.43	–	–	–	17.67	0.76%	0.48%		2.59%	8.80%	98,722	37%
2022	20.86	0.44	(5.06)	(4.62)	–	–	–	16.24	0.79%	0.53%		2.41%	(22.16%)	103,510	32%
2021	21.15	0.41	(0.70)	(0.29)	–	–	–	20.86	0.59%	0.43%		1.88%	(1.38%)	308,381	45%
2020	18.60	0.32	2.23	2.55	–	–	–	21.15	0.53%	0.53%		1.84%	13.76%	245,119	25%
2019	16.07	0.45	2.08	2.53	–	–	–	18.60	0.53%	0.53%		2.59%	15.75%	203,898	16%

PD International Large-Cap Index
Class P
2024 (7)	$25.60	$0.48	$1.00	$1.48	$–	$–	$–	$27.08	0.29%	0.24%		3.61%	5.80%	$704,365	6%
2023	21.65	0.65	3.30	3.95	–	–	–	25.60	0.29%	0.23%		2.74%	18.24%	695,217	33%
2022	24.81	0.66	(3.82)	(3.16)	–	–	–	21.65	0.28%	0.22%		3.02%	(12.73%)	639,838	6%
2021	21.72	0.64	2.45	3.09	–	–	–	24.81	0.28%	0.24%		2.67%	14.19%	695,603	57%
2020	20.06	0.41	1.25	1.66	–	–	–	21.72	0.26%	0.26%		2.24%	8.25%	613,055	11%
2019	16.49	0.53	3.04	3.57	–	–	–	20.06	0.26%	0.26%		2.88%	21.68%	558,259	10%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

(1) Per share amounts have been calculated using the average shares method.

(2) For Funds or classes that commenced operations after January 1, 2019, the first date reported represents the commencement date of operations for the Fund.

(3) No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.

(4) The ratios for periods of less than one full year are annualized.

(5) The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.

(6) Total returns for periods of less than one full year are not annualized.

(7) Unaudited for the period ended June 30, 2024.

(8) The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2024 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.65%	0.46%
Managed Bond	0.62%	0.42%
Mid-Cap Equity	0.68%	0.49%
PD Emerging Markets Index	n/a	0.70%

(9) Reflects an amount rounding to less than $0.01 per share or 0.01%.

See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a
Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the
Trust. As of June 30, 2024, the Trust was comprised of the following fifty-six separate funds (each individually a “Fund”, and collectively the “Funds”):
(1) These Funds are collectively known as the “Underlying Funds”
(2) These Funds are collectively known as the “ESG Portfolios”
(3) These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4) These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5) These Funds are collectively known as the “Pacific Dynamix Underlying Funds”
The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund, except for the PSF Avantis Balanced Allocation Portfolio and the Pacific Dynamix Underlying Funds, offers both Class I and Class P shares. The PSF Avantis Balanced Allocation Portfolio offers Class D and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.
The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.
The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.
The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.
The ESG Portfolios invest their assets in a variety of eligible third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S.
and foreign equity and debt instruments. The ESG Underlying Funds are offered by Aristotle Investment Services, LLC, BlackRock Advisors, LLC,
Calvert Research and Management, and Fidelity Management & Research Company LLC, and are not funds of the Trust. Aristotle Investment
Services, LLC, BlackRock Advisors, LLC, Calvert Research and Management, and Fidelity Management & Research Company LLC are not affiliated with the Trust, the Distributor or the Investment Adviser.
The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The
Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division
Core Income Portfolio (1) Mid-Cap Value Portfolio (1) Pacific Dynamix — Moderate Growth Portfolio
(3)
Diversified Bond Portfolio (1) Small-Cap Equity Portfolio (1) Pacific Dynamix — Growth Portfolio (3)
Floating Rate Income Portfolio (1) Small-Cap Growth Portfolio (1) Pacific Dynamix — Aggressive Growth
Portfolio (3)
High Yield Bond Portfolio (1) Small-Cap Index Portfolio (1) Portfolio Optimization Conservative Portfolio
(4)
Inflation Managed Portfolio (1) Small-Cap Value Portfolio (1) Portfolio Optimization Moderate-Conservative
Portfolio (4)
Intermediate Bond Portfolio (1) Value Portfolio (1) Portfolio Optimization Moderate Portfolio (4)
Managed Bond Portfolio (1) Value Advantage Portfolio (1) Portfolio Optimization Growth Portfolio (4)
Short Duration Bond Portfolio (1) Emerging Markets Portfolio (1) Portfolio Optimization Aggressive-Growth
Portfolio (4)
Emerging Markets Debt Portfolio (1) International Growth Portfolio (1) PD 1-3 Year Corporate Bond Portfolio (5)
Dividend Growth Portfolio (1) International Large-Cap Portfolio (1) PD Aggregate Bond Index Portfolio (5)
Equity Index Portfolio (1) International Small-Cap Portfolio (1) PD High Yield Bond Market Portfolio (5)
Focused Growth Portfolio (1) International Value Portfolio (1) PD Large-Cap Growth Index Portfolio (5)
Growth Portfolio (1) Health Sciences Portfolio PD Large-Cap Value Index Portfolio (5)
Hedged Equity Portfolio Real Estate Portfolio (1) PD Mid-Cap Index Portfolio (5)
Large-Cap Core Portfolio (1) Technology Portfolio PD Small-Cap Growth Index Portfolio (5)
Large-Cap Growth Portfolio (1) ESG Diversified Portfolio (2) PD Small-Cap Value Index Portfolio (5)
Large-Cap Value Portfolio (1) ESG Diversified Growth Portfolio (2) PD Emerging Markets Index Portfolio (5)
Mid-Cap Equity Portfolio (1) PSF Avantis Balanced Allocation Portfolio PD International Large-Cap Index Portfolio (5)
Mid-Cap Growth Portfolio (1) Pacific Dynamix — Conservative Growth
Portfolio (3)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Avantis Investors, and The Vanguard Group, Inc., and are not funds of the Trust. American Century Investment Management, Inc., Avantis Investors,
and The Vanguard Group, Inc. are not affiliated with the Trust, the Distributor or the Investment Adviser.
Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance
Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available. Not all share classes are available for each Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.
A. INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. These tax refund payments are reflected as Foreign taxes reclaimed in the Statements of Operations. A Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statements of Operations as Professional fees, if any. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.
B. DISTRIBUTIONS TO SHAREHOLDERS
Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30,
2024.
C. FOREIGN CURRENCY TRANSLATION
The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day.
Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.
None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.
D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund
(such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
1. ORGANIZATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
E. OFFERING COSTS
A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the
Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
F. REGULATORY UPDATES
On October 26, 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted rule and form amendments to require mutual funds and
ETFs to provide shareholders with concise and visually engaging streamlined annual and semi-annual reports (“Tailored Shareholder Reports”).
Tailored Shareholder Reports will highlight key information and will be provided for each share class of each Fund. Other detailed information that currently appears in shareholder reports, including financial statements, will be made available online, delivered to shareholders free of charge upon request, and filed on a semiannual basis with the SEC. The rule and form amendments have a compliance date of July 24, 2024, and thus the first of these Tailored Shareholder Reports has been prepared for the Funds for this reporting period ended June 30, 2024.
3. VALUATION AND FAIR VALUE MEASUREMENTS
A. VALUATION POLICY
The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
B. DETERMINATION OF NET ASSET VALUE (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its
NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr.
Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The
NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
C. INVESTMENT VALUATION
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
Domestic Equity Investments
For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE.
Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Foreign Equity Investments
For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments.
This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements
Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Over-the-Counter (“OTC”) Investments
OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.
Domestic and Foreign Debt Investments
Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds and Variable Insurance Trusts
Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.
Investment Values Determined by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the
Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer
(“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices,
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
C. INVESTMENT VALUATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2024, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each
Fund’s Schedule of Investments.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of
Investments.
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2024 are summarized in the following table:
4. INVESTMENTS AND RISKS
General Investment Risk
An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.
A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Natural Disasters Risk
Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
Fund of Funds Investments
The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective.
Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.
The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 314,630 $ 316,742 $ 2,112
Floating Rate Income 419,507 422,323 2,816
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.
The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the
ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or ESG Underlying
Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the
ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.
The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation
Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.
Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.
Equity Investments
Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
Debt Investments
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
Foreign and Emerging Markets Investments
Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.
The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and
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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight
Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and
the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU have experienced financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets.
On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions, and there could be significant risks and uncertainties related to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
The armed conflict between Israel and Hamas-led Palestinian militant groups that began in October 2023 has led to a significant military escalation which could have a severe adverse effect in that region. This conflict may also impact both global financial markets as well as a Fund’s investments and operations in countries located in the Middle East. Although it is not possible to predict the extent and duration of this military action, and the impact that it may have on a Fund, such events could negatively impact the value of a Fund’s investment.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.
Senior Loan Participations and Assignments
Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities
Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.
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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters
Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2024, no participation interest in Senior Loans was held by any of the Funds.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S.
Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.
U.S. Government Securities
Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie
Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan
Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates
(“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
When-Issued Securities
Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
Delayed-Delivery Transactions Risk
Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated.
When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its
NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy.
Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold.
The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.
In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.
Borrowings and Other Financing Transactions
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940
Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.
Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense.
In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.
Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.
A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the
Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing.
The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.
The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.
Collateral Risk
If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage.
Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
B. DERIVATIVE INVESTMENTS
In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.
Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond, Inflation Managed, and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Mid-Cap Equity, Short Duration Bond and Emerging Markets Debt Portfolios used futures contracts to manage duration and interest rate risk. The Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap
Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index
Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The PD Emerging Markets Index Portfolio and the PD
International Large-Cap Index Portfolio utilized futures to equitize cash flows. The Hedged Equity Portfolio and the Large-Cap Core Portfolio held futures to gain targeted equity exposure from cash positions.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated
strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated
strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.
A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
During the reporting period, the following Funds entered into option contracts for the following reasons: The Inflation Managed and Managed
Bond Portfolios sold/wrote options and swaptions on futures, currencies, bond indices, and swaps, and also purchased options and swaptions on futures, bond indices, and currencies as a means of capitalizing on anticipated changes in market volatility or to generate income. The Inflation
Managed Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Hedged Equity Portfolio purchased and wrote options on indices to manage risk. The Short
Duration Bond Portfolio used options to manage risk.
Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A
Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part of the investment strategy for these Funds. The
Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The
Mid-Cap Equity and Health Sciences Portfolios used Forward Contracts to hedge against currency fluctuations.
Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the
OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.
Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Inflation Managed and
Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.
Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection)
to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to
Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2024 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of
Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Managed Bond
Portfolio sold credit protection through credit default swaps to obtain/manage exposure to the credit risk of individual securities, and purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The Inflation Managed and Managed Bond Portfolios purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The
Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads, credit indices, and for hedging purposes. The Short Duration Bond and Mid-Cap Equity Portfolios entered into credit default swaps for hedging purposes.
Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.
During the reporting period, the following Funds entered into total return swap agreements for the following reasons: The Inflation Managed
Portfolio used total return swaps to hedge duration. The Mid-Cap Equity Portfolio used total return swap agreements to gain passive exposure to the
U.S. mid-capitalization market. The Emerging Markets Debt Portfolio used Total Return Swaps to gain exposure to local markets, especially Egypt,
Nigeria, and Zambia.
The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the
Statements of Assets and Liabilities.
Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type Asset Derivative Investments Liabilities Derivative Investments
Credit contracts
Equity contracts
Interest rate contracts
Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on futures contracts
Swap premiums received
Swap agreements depreciation
Foreign currency contracts Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Forward foreign currency contracts appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on swap agreements
Swap premiums received
Swap agreements depreciation
Forward foreign currency contracts depreciation
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2024:
The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:
Asset Derivative Investments, Value
Portfolio
Total Value at
June 30, 2024
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Diversified Bond $ 4,430,202 $ – $ – $ – $ 4,430,202
Inflation Managed 5,485,673 – – 897,807 4,587,866
Managed Bond 16,001,929 692,743 – 5,037,929 10,271,257
Short Duration Bond 642,426 19,412 – – 623,014
Emerging Markets Debt 1,991,347 227,720 – 1,215,678 547,949
Hedged Equity 2,794,545 – 2,794,545 – –
Mid-Cap Equity 6,010,699 10,722 5,970,605 7,098 22,274
Small-Cap Equity 8,690 – 8,690 – –
Small-Cap Index 100,985 – 100,985 – –
Value 244,168 – – 244,168 –
PD Large-Cap Value Index 26,244 – 26,244 – –
PD Mid-Cap Index 6,424 – 6,424 – –
PD Small-Cap Growth Index 4,877 – 4,877 – –
PD Small-Cap Value Index 5,458 – 5,458 – –
PD Emerging Markets Index 11,234 – 11,234 – –
PD International Large-Cap Index 82,783 – 82,783 – –
Liability Derivative Investments, Value
Portfolio
Total Value at
June 30, 2024
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Diversified Bond ( $ 3,485,257 ) $ – $ – $ – ( $ 3,485,257 )
Inflation Managed (5,141,237) – – (124,296) (5,016,941)
Managed Bond (8,011,679) (317,427) – (1,625,655) (6,068,597)
Short Duration Bond (407,678) – – – (407,678)
Emerging Markets Debt (1,046,519) (279,941) – (315,016) (451,562)
Equity Index (22,685) – (22,685) – –
Hedged Equity (2,892,654) – (2,892,654) – –
Mid-Cap Equity (1,629,471) – (778,109) – (851,362)
PD Large-Cap Growth Index (34,863) – (34,863) – –
PD Mid-Cap Index (1,242) – (1,242) – –
Derivative Investments Risk Type Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts
Equity contracts
Interest rate contracts
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2024:
For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.
Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Diversified Bond $ 6,087,567 $ – $ – $ – $ 6,087,567
Inflation Managed 5,641,932 – – 1,878,178 3,763,754
Managed Bond 1,574,789 458,639 – 1,460,487 (344,337)
Short Duration Bond (3,525,335) 46,974 – – (3,572,309)
Emerging Markets Debt (1,362,942) (1,048,418) – (853,356) 538,832
Equity Index 5,531,449 – 5,531,449 – –
Hedged Equity (14,427,629) – (14,427,629) – –
Large-Cap Core 583,841 – 583,841 – –
Mid-Cap Equity 82,485,279 11,074 79,431,134 123,425 2,919,646
Small-Cap Equity 16,144 – 16,144 – –
Small-Cap Index 77,131 – 77,131 – –
Value 1,354,220 – – 1,354,220 –
Emerging Markets (430,320) – (430,320) – –
International Small-Cap 88,021 – 88,021 – –
International Value 116,893 – 116,893 – –
Health Sciences (39,956) – – (39,956) –
PD Large-Cap Growth Index 423,445 – 423,445 – –
PD Large-Cap Value Index 839,649 – 839,649 – –
PD Mid-Cap Index 136,620 – 136,620 – –
PD Small-Cap Growth Index 6,656 – 6,656 – –
PD Small-Cap Value Index 1,123 – 1,123 – –
PD Emerging Markets Index 410,607 – 410,607 – –
PD International Large-Cap Index 512,302 – 512,302 – –
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Diversified Bond ( $ 8,621,636 ) $ – $ – $ – ( $ 8,621,636 )
Inflation Managed 280,910 – – 1,537,170 (1,256,260)
Managed Bond 20,456,152 (239,856) – 3,413,169 17,282,839
Short Duration Bond 169,734 19,412 – – 150,322
Emerging Markets Debt 1,285,231 696,729 – 1,377,311 (788,809)
Equity Index (976,591) – (976,591) – –
Hedged Equity 57,934 – 57,934 – –
Mid-Cap Equity (64,118,979) 10,722 (67,040,180) 7,098 2,903,381
Small-Cap Equity (1,409) – (1,409) – –
Small-Cap Index (219,623) – (219,623) – –
Value 997,136 – – 997,136 –
Health Sciences 125,292 – – 125,292 –
PD Large-Cap Growth Index (96,194) – (96,194) – –
PD Large-Cap Value Index (33,679) – (33,679) – –
PD Mid-Cap Index (133,668) – (133,668) – –
PD Small-Cap Growth Index (2,315) – (2,315) – –
PD Small-Cap Value Index (2,223) – (2,223) – –
PD Emerging Markets Index (37,322) – (37,322) – –
PD International Large-Cap Index (134,636) – (134,636) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2024 :
In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2024 .
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS
Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International
Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities
Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties.
These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master
Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master
Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the
Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury
Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.
Average Positions and Values of Derivative Investments by Derivative Type
Futures Contracts Forward Contracts Options Contracts Swap Agreements
Portfolio
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Diversified Bond 6 $ 4,294,759 – $ – – $ – – $ –
Inflation Managed 15 (1,351,909) 23 148,083 9 (656,190) 70 1,887,696
Managed Bond 10 (4,910,677) 78 977,220 46 587,751 71 3,004,223
Short Duration Bond 5 (161,147) – – – – – 6,471
Emerging Markets Debt 2 112,656 13 215,824 – – 21 228,900
Equity Index 1 577,255 – – – – – –
Hedged Equity 1 1,860 – – 3 2,456 – –
Mid-Cap Equity 6 (1,519,442) 2 10,011 – – 6 39,246,605
Small-Cap Equity 1 10,138 – – – – – –
Small-Cap Index 1 234,208 – – – – – –
Value – – 7 (94,804) – – – –
Health Sciences – – 1 (41,764) – – – –
PD Large-Cap Growth Index 2 56,405 – – – – – –
PD Large-Cap Value Index 2 96,117 – – – – – –
PD Mid-Cap Index 2 88,596 – – – – – –
PD Small-Cap Growth Index 1 8,125 – – – – – –
PD Small-Cap Value Index 1 11,947 – – – – – –
PD Emerging Markets Index 1 21,384 – – – – – –
PD International Large-Cap Index 2 116,290 – – – – – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements
(or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2024 :
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of June 30, 2024.
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS
Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF Avantis Balanced Allocation, and ESG Portfolios directly. Pursuant to
Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for the other
Funds of the Trust. PLFA, as Investment Adviser to each Fund, pays related management fees to these sub-advisers as compensation for their sub-advisory services. As of June 30, 2024, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, any advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Description
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net
Amount
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net
Amount
Assets Liabilities
Inflation Managed
Forward foreign currency contracts $ 897,807 ( $ 122,786 ) ( $ 745,349 ) $ 29,672 ( $ 124,296 ) $ 122,786 $ – ( $ 1,510 )
Option contracts – – – – (346,537) – 346,537 –
Swap agreements 66,084 (56,412) – 9,672 (56,412) 56,412 – –
Sale-buyback financing transactions – – – – (257,129,117) 255,298,621 – (1,830,496)
Managed Bond
Forward foreign currency contracts 4,130,313 (995,139) (2,861,599) 273,575 (1,624,834) 995,139 – (629,695)
Option contracts 1,820,580 (838,240) (426,038) 556,302 (848,243) 838,240 – (10,003)
Swap agreements 439,895 – (126,266) 313,629 – – – –
Sale-buyback financing transactions – – – – (140,668,005) 136,512,306 1,306,758 (2,848,941)
Emerging Markets Debt
Forward foreign currency contracts 1,215,678 (315,016) – 900,662 (315,016) 315,016 – –
Swap agreements 424,695 (80,821) – 343,874 (245,567) 80,821 164,746 –
Mid-Cap Equity
Forward foreign currency contracts 7,098 – – 7,098 – – – –
Swap agreements 5,970,605 (778,109) (4,496,000) 696,496 (778,109) 778,109 – –
Value
Forward foreign currency contracts 244,168 – – 244,168 – – – –
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
Core Income 0.50% on first $4 billion
0.48% on excess
Aristotle Pacific Capital, LLC
Diversified Bond 0.40% on first $4 billion
0.38% on excess
Loomis, Sayles & Company, L.P.
Floating Rate Income 0.65% on first $1 billion
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Aristotle Pacific Capital, LLC
High Yield Bond 0.40% on first $4 billion
0.38% on excess
Aristotle Pacific Capital, LLC
Inflation Managed 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Intermediate Bond 0.40% on first $4 billion
0.38% on excess
J.P. Morgan Investment
Management Inc.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
Managed Bond 0.40% on first $4 billion
0.38% on excess
0.015% Pacific Investment Management
Company LLC
Short Duration Bond 0.40% on first $4 billion
0.38% on excess
T. Rowe Price Associates, Inc.
Emerging Markets Debt 0.785% on first $1 billion
0.755% on next $1 billion
0.725% on next $2 billion
0.705% on excess
0.05% Principal Global Investors, LLC
Dividend Growth 0.70% on first $100 million
0.66% on next $900 million
0.63% on next $3 billion
0.61% on excess
0.03% T. Rowe Price Associates, Inc.
Equity Index 0.05% on first $4 billion
0.03% on excess
BlackRock Investment
Management, LLC
Focused Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
Janus Henderson Investors US
LLC
Growth 0.55% on first $4 billion
0.53% on excess
MFS Investment Management,
LLC
Hedged Equity 0.60% J.P. Morgan Investment
Management Inc.
Large-Cap Core 0.45% on first $4 billion
0.43% on excess
J.P. Morgan Investment
Management Inc.
Large-Cap Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.08% FIAM LLC
Large-Cap Value 0.65% on first $100 million
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
ClearBridge Investments, LLC
Mid-Cap Equity 0.65% on first $4 billion
0.63% on excess
0.20% BlackRock Investment
Management, LLC
Mid-Cap Growth 0.70% on first $4 billion
0.68% on excess
0.025% Delaware Investments Fund
Advisers
Mid-Cap Value 0.70% on first $1 billion
0.65% on next $1 billion
0.60% on excess
Boston Partners Global Investors,
Inc.
Small-Cap Equity 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.10% BlackRock Investment
Management, LLC and Franklin
Mutual Advisers, LLC
(co-sub-advisers)
Small-Cap Growth 0.60% on first $4 billion
0.58% on excess
MFS Investment Management
Small-Cap Index 0.30% on first $4 billion
0.28% on excess
BlackRock Investment
Management, LLC
Small-Cap Value 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.17% (none prior to May 1, 2024) American Century Investment
Management, Inc., through
its division Avantis Investors
(AllianceBernstein L.P. prior to
May 1, 2024)
Value 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.075% American Century Investment
Management, Inc.
Value Advantage 0.66% on first $4 billion
0.64% on excess
0.02% J.P. Morgan Investment
Management Inc.
Emerging Markets 0.80% on first $4 billion
0.78% on excess
Invesco Advisers, Inc.
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration
Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
International Growth 0.85% on first $100 million
0.75% on next $100 million
0.70% on next $300 million
0.65% on excess
ClearBridge Investments, LLC
International Large-Cap 0.85% on first $100 million
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
0.03% MFS Investment Management
International Small-Cap 0.85% on first $1 billion
0.82% on next $1 billion
0.79% on next $2 billion
0.77% on excess
0.015% FIAM LLC
International Value 0.65% on first $4 billion
0.63% on excess
Wellington Management
Company LLP
Health Sciences 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
BlackRock Investment
Management, LLC
Real Estate 0.90% on first $100 million
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
0.09% Principal Real Estate Investors,
LLC
Technology 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
0.11% (none prior to May 1, 2024) FIAM LLC (MFS Investment
Management prior to May 1,
2024)
ESG Portfolios
Pacific Dynamix Portfolios
0.20%
PSF Avantis Balanced Allocation 0.20% 0.06%
Portfolio Optimization Portfolios 0.10%
PD 1-3 Year Corporate Bond 0.20% on first $50 million
0.19% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Aggregate Bond Index 0.16% on first $50 million
0.15% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD High Yield Bond Market 0.35% on first $50 million
0.22% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Large-Cap Growth Index
PD Large-Cap Value Index
PD Mid-Cap Index
PD Small-Cap Growth Index
PD Small-Cap Value Index
0.14% on first $300 million
0.12% on excess
BlackRock Investment
Management, LLC
PD Emerging Markets Index 0.60% on first $50 million
0.35% on excess
0.44% on first $50 million
0.18% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
PD International Large-Cap Index 0.25% on first $100 million
0.20% on excess
0.10% on first $100 million
0.05% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D, and those
Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and
Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the
Funds of Funds and is compensated by the Trust for these services.
Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.
The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with
Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the
Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners;
advertising; and the preparation, printing and distribution of sales literature.
The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.
7. TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES
The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific
Life from each Fund for the period ended June 30, 2024 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2024 are presented in the Statements of Assets and Liabilities.
B. EXPENSE LIMITATION AGREEMENTS
To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio
Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2025 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses;
domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific
Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2025. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2024 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30,
2024 are presented in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The cumulative expense reimbursement amounts, if any, as of June 30, 2024 that are subject to recoupment by PLFA from the Funds are as follows:
During the period ended June 30, 2024, PLFA recouped $25,517 from the Hedged Equity Portfolio under the expense cap. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2024.
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2024 is as follows:
Portfolio 2024 2025 2026 2027
ESG Diversified $ 44,602 $ 50,681 $ 36,756 $ 16,984
ESG Diversified Growth 16,372 51,416 46,398 24,185
Pacific Dynamix - Conservative Growth 226,369 253,728 221,787 139,957
Pacific Dynamix - Moderate Growth 908,902 822,343 789,246 565,012
Pacific Dynamix - Growth 521,634 673,483 697,254 547,248
Pacific Dynamix - Aggressive Growth – – – 11,864
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 42,888,115 $ 594,627 $ 31,649,554 $ 1,193,010 ( $ 790,285 ) $ 12,235,913 1,042,682
PD Aggregate Bond Index Class P 222,041,264 22,866,978 22,682,275 1,764,280 (3,185,022) 220,805,225 17,447,706
PD High Yield Bond Market Class P 19,762,352 11,084,494 2,130,110 393,614 312,430 29,422,780 1,492,005
PD Large-Cap Growth Index Class P 63,720,822 7,604,194 12,690,745 7,758,950 4,878,422 71,271,643 712,954
PD Large-Cap Value Index Class P 66,957,646 11,874,983 6,622,798 2,848,771 1,535,331 76,593,933 1,614,042
PD Mid-Cap Index Class P 23,931,628 407,947 5,720,341 1,567,512 (460,137) 19,726,609 1,416,277
PD Small-Cap Growth Index Class P 2,737,554 130,264 490,425 80,962 29,916 2,488,271 58,058
PD Small-Cap Value Index Class P 5,478,199 315,207 719,339 (18,153) (37,003) 5,018,911 142,974
PD Emerging Markets Index Class P 4,911,525 2,685,290 2,942,553 345,517 (65,083) 4,934,696 260,895
PD International Large-Cap Index Class P 49,039,089 4,042,099 9,024,092 2,898,331 (195,071) 46,760,356 1,726,724
Total $ 501,468,194 $ 61,606,083 $ 94,672,232 $ 18,832,794 $ 2,023,498 $ 489,258,337
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 142,714,623 $ 194,463 $ 105,853,858 $ 4,777,850 ( $ 3,624,834 ) $ 38,208,244 3,255,911
PD Aggregate Bond Index Class P 701,898,142 79,362,797 82,734,899 8,023,079 (12,002,922) 694,546,197 54,882,026
PD High Yield Bond Market Class P 86,299,101 18,591,833 5,322,424 974,718 1,540,607 102,083,835 5,176,587
PD Large-Cap Growth Index Class P 508,614,029 34,103,414 69,215,888 44,536,559 57,484,181 575,522,295 5,757,140
PD Large-Cap Value Index Class P 501,280,990 60,506,585 41,360,906 20,860,830 11,617,847 552,905,346 11,651,217
PD Mid-Cap Index Class P 172,551,459 11,330,601 12,641,434 3,496,812 4,916,979 179,654,417 12,898,337
PD Small-Cap Growth Index Class P 27,328,784 938,479 3,489,420 (488,271) 1,608,557 25,898,129 604,277
PD Small-Cap Value Index Class P 41,017,011 1,840,248 3,288,685 (81,157) (308,513) 39,178,904 1,116,090
PD Emerging Markets Index Class P 36,929,186 14,627,541 15,331,457 (758,681) 3,054,047 38,520,636 2,036,569
PD International Large-Cap Index Class P 309,061,149 17,704,106 36,626,903 15,920,470 1,326,923 307,385,745 11,350,862
Total $ 2,527,694,474 $ 239,200,067 $ 375,865,874 $ 97,262,209 $ 65,612,872 $ 2,553,903,748
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 109,871,929 $ 1,838,609 $ 102,410,066 $ 4,887,464 ( $ 3,967,874 ) $ 10,220,062 870,901
PD Aggregate Bond Index Class P 265,515,532 42,173,799 32,803,019 458,909 (1,738,678) 273,606,543 21,619,989
PD High Yield Bond Market Class P 75,918,864 17,139,802 3,152,336 168,968 2,080,428 92,155,726 4,673,141
PD Large-Cap Growth Index Class P 440,320,495 41,903,326 49,316,328 30,258,113 60,235,966 523,401,572 5,235,759
PD Large-Cap Value Index Class P 435,336,701 69,047,253 17,287,007 7,465,204 21,320,414 515,882,565 10,871,046
PD Mid-Cap Index Class P 153,188,317 6,745,552 23,137,130 6,439,308 924,391 144,160,438 10,350,037
PD Small-Cap Growth Index Class P 42,042,252 1,711,303 3,937,643 (720,041) 2,466,971 41,562,842 969,779
PD Small-Cap Value Index Class P 42,064,026 2,161,667 1,926,217 (47,807) (334,484) 41,917,185 1,194,096
PD Emerging Markets Index Class P 56,881,469 14,187,747 13,109,256 (2,918,419) 6,778,929 61,820,470 3,268,421
PD International Large-Cap Index Class P 337,117,437 28,880,120 35,437,631 11,405,170 7,457,546 349,422,642 12,903,162
Total $ 1,958,257,022 $ 225,789,178 $ 282,516,633 $ 57,396,869 $ 95,223,609 $ 2,054,150,045
– – – – – –
Pacific Dynamix - Aggressive Growth
PD Aggregate Bond Index Class P $ – $ 135,414 $ 36,252 $ 1,221 $ 1,392 $ 101,775 8,042
PD High Yield Bond Market Class P – 61,749 11,237 203 649 51,364 2,605
7. TRANSACTIONS WITH AFFILIATES (Continued)
B. EXPENSE LIMITATION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Aggressive Growth (continued)
PD Large-Cap Growth Index Class P $ – $ 923,011 $ 22,459 $ 2,501 $ 74,868 $ 977,921 9,782
PD Large-Cap Value Index Class P – 935,032 546 13 11,662 946,161 19,938
PD Mid-Cap Index Class P – 271,826 161 2 3,184 274,851 19,733
PD Small-Cap Growth Index Class P – 78,360 11,503 377 2,146 69,380 1,619
PD Small-Cap Value Index Class P – 102,779 61 2 2,134 104,854 2,987
PD Emerging Markets Index Class P – 117,414 61 2 3,074 120,429 6,367
PD International Large-Cap Index Class P – 777,384 456 22 12,717 789,667 29,160
Total $ – $ 3,402,969 $ 82,736 $ 4,343 $ 111,826 $ 3,436,402
– – – – – –
Portfolio Optimization Conservative
Core Income Class P $ 91,649,601 $ 3,328,544 $ 41,873,227 ( $ 848,077 ) $ 1,098,203 $ 53,355,044 4,349,396
Diversified Bond Class P 154,634,912 67,583,713 19,902,271 370,297 366,790 203,053,441 14,819,316
Floating Rate Income Class P 10,299,376 97,919 5,630,364 744,762 (442,626) 5,069,067 308,336
High Yield Bond Class P 37,354,730 852,857 3,708,656 429,803 535,949 35,464,683 3,140,513
Inflation Managed Class P 31,238,081 139,114 11,359,063 154,166 4,655 20,176,953 1,441,147
Intermediate Bond Class P 135,629,554 10,769,027 46,160,675 (4,356,557) 4,264,223 100,145,572 10,844,129
Managed Bond Class P 164,467,814 27,829,036 16,571,230 (904,835) 1,665,158 176,485,943 11,674,266
Short Duration Bond Class P 133,809,684 2,320,264 56,982,068 3,200,966 (1,364,872) 80,983,974 7,069,306
Emerging Markets Debt Class P 26,804,668 10,915,778 2,823,234 96,442 301,701 35,295,355 2,731,368
Equity Index Class P 9,916,409 5,562,111 2,146,099 1,148,640 688,055 15,169,116 103,001
Focused Growth Class P 17,942,813 77,464 8,061,262 1,147,327 1,521,404 12,627,746 180,875
Growth Class P 17,383,862 2,209,023 8,142,687 1,864,070 1,793,856 15,108,124 183,919
Large-Cap Core Class P 30,837,053 11,853,135 4,439,296 652,527 4,638,198 43,541,617 481,916
Large-Cap Growth Class P 27,081,872 3,624,038 7,538,551 1,622,875 4,172,088 28,962,322 887,102
Large-Cap Value Class P 25,827,122 5,435,407 4,427,425 1,322,774 (426,021) 27,731,857 653,782
Mid-Cap Equity Class P 11,571,241 298,546 4,304,014 1,005,487 (493,901) 8,077,359 189,519
Mid-Cap Growth Class P 23,792,140 953,404 4,103,412 (103,134) 420,545 20,959,543 705,484
Mid-Cap Value Class P 17,018,039 5,567,219 2,101,065 313,353 372,577 21,170,123 458,785
Small-Cap Equity Class P 2,916,943 82,413 450,433 8,217 3,065 2,560,205 65,074
Small-Cap Growth Class P – 5,389,540 187,564 (4,450) (77,203) 5,120,323 156,207
Small-Cap Value Class P 2,953,619 168,309 502,061 (39,012) (11,106) 2,569,749 77,274
Value Class P 22,464,058 582,535 7,660,767 1,014,507 (300,171) 16,100,162 669,314
Value Advantage Class P 19,551,045 3,939,566 2,097,019 945,287 354,361 22,693,240 812,265
Emerging Markets Class P 10,717,157 5,497,660 6,372,447 403,775 (137,537) 10,108,608 523,008
International Growth Class P 23,707,426 5,346,332 12,472,937 1,747,822 (125,501) 18,203,142 1,904,816
International Large-Cap Class P 7,775,309 7,155,343 1,220,825 332,044 95,042 14,136,913 899,146
International Value Class P 18,078,936 395,737 10,835,053 1,698,885 (1,201,490) 8,137,015 411,743
Real Estate Class P – 5,359,148 390,673 39 153,159 5,121,673 146,254
Total $ 1,075,423,464 $ 193,333,182 $ 292,464,378 $ 13,968,000 $ 17,868,601 $ 1,008,128,869
– – – – – –
Portfolio Optimization Moderate-Conservative
Core Income Class P $ 111,158,658 $ 5,681,482 $ 49,070,684 ( $ 1,305,760 ) $ 1,655,650 $ 68,119,346 5,552,952
Diversified Bond Class P 188,452,669 90,847,550 20,434,789 916,888 201,382 259,983,700 18,974,220
Floating Rate Income Class P 7,470,908 505,930 683,694 95,482 233,683 7,622,309 463,641
High Yield Bond Class P 38,701,206 15,793,562 9,931,009 2,956,471 (1,810,612) 45,709,618 4,047,735
Inflation Managed Class P 22,655,854 1,520,270 9,118,921 343,387 (230,645) 15,169,945 1,083,520
Intermediate Bond Class P 164,960,580 13,139,241 49,394,803 (4,695,970) 4,633,942 128,642,990 13,929,933
Managed Bond Class P 203,623,877 35,926,840 16,720,198 753,651 212,561 223,796,731 14,803,799
Short Duration Bond Class P 134,344,499 9,386 89,975,698 3,320,090 (2,032,675) 45,665,602 3,986,271
Emerging Markets Debt Class P 23,362,996 15,535,849 16,657,776 717,439 (212,823) 22,745,685 1,760,199
Dividend Growth Class P 10,346,753 599 10,877,825 3,124,064 (2,593,591) – –
Equity Index Class P 31,157,528 7,316,748 4,773,073 2,790,329 2,284,736 38,776,268 263,299
Focused Growth Class P 35,776,566 2,699 8,977,462 1,592,665 4,265,077 32,659,545 467,803
Growth Class P 37,816,919 8,875,983 11,335,159 6,174,198 2,389,111 43,921,052 534,673
Large-Cap Core Class P 74,227,998 35,169,719 9,046,981 2,684,563 10,400,133 113,435,432 1,255,496
Large-Cap Growth Class P 76,164,239 7,511,501 24,047,599 12,956,487 3,054,704 75,639,332 2,316,796
Large-Cap Value Class P 63,712,721 8,413,101 12,137,225 6,491,435 (4,308,593) 62,171,439 1,465,699
Mid-Cap Equity Class P 16,776,725 271,026 9,372,491 3,337,398 (2,662,321) 8,350,337 195,923
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
Mid-Cap Growth Class P $ 25,867,152 $ 8,823,056 $ 8,560,206 ( $ 133,873 ) $ 268,133 $ 26,264,262 884,038
Mid-Cap Value Class P 16,483,844 358,535 6,903,159 3,253,899 (2,581,914) 10,611,205 229,959
Small-Cap Equity Class P 6,766,733 154,126 1,545,429 (1,773) 16,071 5,389,728 136,993
Small-Cap Growth Class P 5,873,719 216,800 2,440,491 771,483 (571,772) 3,849,739 117,445
Small-Cap Index Class P 6,012,774 3,023,767 700,793 364,555 (221,423) 8,478,880 251,850
Small-Cap Value Class P 6,851,764 334,470 1,657,206 (121,692) 2,444 5,409,780 162,675
Value Class P 51,647,879 1,265,025 14,443,298 3,456,710 (1,828,766) 40,097,550 1,666,930
Value Advantage Class P 42,932,236 15,010,666 4,029,889 2,228,066 732,114 56,873,193 2,035,677
Emerging Markets Class P 23,316,820 8,958,223 10,069,781 2,054,103 (1,459,003) 22,800,362 1,179,665
International Growth Class P 60,762,953 630,589 17,624,625 (1,176,498) 5,307,876 47,900,295 5,012,390
International Large-Cap Class P 22,551,114 20,113,397 2,905,075 741,806 495,105 40,996,347 2,607,479
International Value Class P 52,462,618 1,677,189 14,947,649 2,527,479 (1,189,691) 40,529,946 2,050,864
Real Estate Class P 8,494,567 7,960,600 1,182,157 (170,553) 300,643 15,403,100 439,849
Total $ 1,570,734,869 $ 315,047,929 $ 439,565,145 $ 56,046,529 $ 14,749,536 $ 1,517,013,718
– – – – – –
Portfolio Optimization Moderate
Core Income Class P $ 320,411,719 $ 18,570,262 $ 153,865,273 $ 12,659,952 ( $ 11,566,164 ) $ 186,210,496 15,179,504
Diversified Bond Class P 538,429,826 329,368,886 129,227,806 664,622 4,509,703 743,745,231 54,280,271
High Yield Bond Class P 137,227,592 105,635,175 108,852,172 32,721,654 (27,897,767) 138,834,482 12,294,244
Inflation Managed Class P 66,946,049 5,931,435 38,402,903 (3,249,508) 3,331,887 34,556,960 2,468,246
Intermediate Bond Class P 473,696,745 41,355,485 194,708,771 (15,679,528) 15,964,907 320,628,838 34,718,863
Managed Bond Class P 561,478,659 93,530,993 48,834,705 2,233,017 1,294,083 609,702,047 40,330,825
Short Duration Bond Class P 562,586,884 15,870,128 445,947,086 22,402,971 (16,212,122) 138,700,775 12,107,558
Emerging Markets Debt Class P 69,032,754 107,114,874 73,896,190 2,949,795 (1,572,348) 103,628,885 8,019,430
Dividend Growth Class P 119,876,303 – 126,024,168 30,702,384 (24,554,519) – –
Equity Index Class P 254,941,459 2,392,865 31,442,298 15,719,387 21,651,386 263,262,799 1,787,608
Focused Growth Class P 281,085,701 – 90,228,879 15,813,859 28,633,745 235,304,426 3,370,410
Growth Class P 258,407,223 25,465,190 62,285,123 33,624,471 24,242,001 279,453,762 3,401,929
Large-Cap Core Class P 519,857,343 210,516,913 57,023,865 26,407,122 63,313,802 763,071,315 8,445,626
Large-Cap Growth Class P 429,902,255 39,835,868 37,724,560 20,626,185 79,937,124 532,576,872 16,312,568
Large-Cap Value Class P 353,038,892 51,250,602 53,876,764 28,834,930 (16,546,450) 362,701,210 8,550,726
Mid-Cap Equity Class P 74,347,119 2,262,630 11,019,414 3,960,153 (379,552) 69,170,936 1,622,953
Mid-Cap Growth Class P 229,409,882 61,013,431 18,588,253 2,957,198 (1,284,250) 273,508,008 9,206,099
Mid-Cap Value Class P 73,178,537 37,123,939 9,760,299 4,614,633 (1,561,278) 103,595,532 2,245,055
Small-Cap Equity Class P 44,981,280 18,510,726 7,719,272 (926) 354,779 56,126,587 1,426,598
Small-Cap Growth Class P 55,780,560 2,582,726 18,090,849 370,527 1,451,089 42,094,053 1,284,173
Small-Cap Index Class P 38,065,047 21,396,038 4,227,225 2,200,107 (1,245,876) 56,188,091 1,668,965
Small-Cap Value Class P 49,342,234 17,603,712 45,981,511 (2,299,539) 2,460,846 21,125,742 635,262
Value Class P 306,381,183 8,076,149 72,467,570 17,590,486 (7,958,269) 251,621,979 10,460,394
Value Advantage Class P 276,434,765 88,822,392 24,817,459 12,675,866 6,189,096 359,304,660 12,860,686
Emerging Markets Class P 103,123,898 43,096,840 45,067,239 6,164,323 (3,439,990) 103,877,832 5,374,523
International Growth Class P 350,808,156 23,100,330 69,268,352 (4,694,618) 29,135,983 329,081,499 34,435,794
International Large-Cap Class P 149,921,440 100,126,902 15,205,433 5,502,036 1,775,977 242,120,922 15,399,548
International Small-Cap Class P 36,479,374 34,743,862 36,454,634 2,082,731 (2,168,053) 34,683,280 1,903,872
International Value Class P 243,091,036 24,651,897 81,904,739 13,669,442 (7,885,548) 191,622,088 9,696,308
Real Estate Class P 37,644,503 35,378,855 2,863,056 (209,764) 225,243 70,175,781 2,003,932
Total $ 7,015,908,418 $ 1,565,329,105 $ 2,115,775,868 $ 291,013,968 $ 160,199,465 $ 6,916,675,088
– – – – – –
Portfolio Optimization Growth
Core Income Class P $ 286,648,164 $ 30,435,345 $ 221,326,162 $ 10,997,672 ( $ 9,457,485 ) $ 97,297,534 7,931,499
Diversified Bond Class P 487,212,194 194,345,184 309,125,321 (9,671,026) 12,901,823 375,662,854 27,416,756
High Yield Bond Class P 96,215,648 39,525,278 8,394,481 2,525,561 705,628 130,577,634 11,563,073
Inflation Managed Class P 31,294,157 3,272,126 2,489,554 (184,654) 609,642 32,501,717 2,321,449
Intermediate Bond Class P 426,788,530 38,969,820 278,787,459 (14,872,607) 15,970,937 188,069,221 20,364,823
Managed Bond Class P 569,974,115 45,265,701 308,694,175 4,532,935 (60,542) 311,018,034 20,573,350
Short Duration Bond Class P 464,102,211 37,123 338,142,902 12,122,075 (7,666,690) 130,451,817 11,387,485
Emerging Markets Debt Class P 64,533,949 39,189,338 7,867,010 585,103 1,024,280 97,465,660 7,542,482
Dividend Growth Class P 118,640,915 6,691 124,739,063 64,467,115 (58,375,658) – –
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Equity Index Class P $ 244,924,773 $ 25,618 $ 29,820,885 $ 14,902,859 $ 20,831,602 $ 250,863,967 1,703,418
Focused Growth Class P 269,468,494 25,346 90,490,063 14,241,487 28,064,925 221,310,189 3,169,962
Growth Class P 248,080,376 65,322,495 65,428,081 33,612,379 23,429,274 305,016,443 3,713,116
Large-Cap Core Class P 499,169,687 292,494,824 51,999,651 27,973,649 57,705,425 825,343,934 9,134,855
Large-Cap Growth Class P 407,996,323 96,392,176 34,737,818 19,012,127 77,719,858 566,382,666 17,348,023
Large-Cap Value Class P 303,601,167 135,665,627 24,590,928 12,536,110 (1,612,068) 425,599,908 10,033,570
Mid-Cap Equity Class P 83,384,176 2,339,047 18,063,556 6,464,151 (2,561,140) 71,562,678 1,679,071
Mid-Cap Growth Class P 207,252,090 52,426,877 39,102,908 15,078,223 (13,785,019) 221,869,263 7,467,973
Mid-Cap Value Class P 61,589,622 33,745,394 36,753,131 20,880,008 (17,753,614) 61,708,279 1,337,302
Small-Cap Equity Class P 59,557,174 33,789,434 24,379,646 (58,914) 377,136 69,285,184 1,761,057
Small-Cap Growth Class P 45,183,623 67,868,185 9,664,643 4,424,699 (2,236,742) 105,575,122 3,220,804
Small-Cap Index Class P 49,805,081 6,251,185 4,038,872 2,007,989 (1,178,784) 52,846,599 1,569,712
Small-Cap Value Class P 21,283,782 48,944,423 34,674,635 (556,137) 1,429,881 36,427,314 1,095,388
Value Class P 292,979,682 7,913,537 66,952,543 17,035,684 (7,836,192) 243,140,168 10,107,789
Value Advantage Class P 265,103,995 126,662,129 23,203,982 10,508,328 7,605,232 386,675,702 13,840,385
Emerging Markets Class P 96,407,984 138,815,314 42,285,894 13,209,097 (10,746,929) 195,399,572 10,109,756
International Growth Class P 321,290,835 136,446,176 63,767,064 (4,286,086) 27,340,440 417,024,301 43,638,318
International Large-Cap Class P 153,481,080 192,419,441 14,717,105 5,324,960 1,820,010 338,328,386 21,518,604
International Small-Cap Class P 68,193,589 817,344 37,237,473 12,031,539 (11,184,508) 32,620,491 1,790,639
International Value Class P 253,445,295 70,227,018 74,700,612 30,363,121 (23,741,558) 255,593,264 12,933,327
Real Estate Class P 70,364,706 1,767,027 5,370,160 1,098,265 (1,857,488) 66,002,350 1,884,756
Total $ 6,567,973,417 $ 1,901,405,223 $ 2,391,545,777 $ 326,305,712 $ 107,481,676 $ 6,511,620,251
– – – – – –
Portfolio Optimization Aggressive-Growth
Core Income Class P $ 39,162,266 $ 385,893 $ 31,673,864 $ 1,282,627 ( $ 1,077,428 ) $ 8,079,494 658,624
Diversified Bond Class P 66,696,161 26,001,742 61,110,315 (5,789,735) 6,472,532 32,270,385 2,355,168
High Yield Bond Class P 23,398,964 16,538,748 32,549,600 2,396,288 (1,652,139) 8,132,261 720,138
Intermediate Bond Class P 58,528,423 5,058,835 48,346,279 (1,474,412) 1,581,262 15,347,829 1,661,919
Managed Bond Class P 46,986,533 28,009,343 50,874,385 1,091,368 (193,300) 25,019,559 1,655,004
Short Duration Bond Class P 120,340,337 4,583,114 126,093,276 4,782,357 (3,612,532) – –
Emerging Markets Debt Class P 15,693,689 9,845,314 1,655,162 123,794 272,701 24,280,336 1,878,959
Dividend Growth Class P 35,226,520 63 37,041,743 19,178,646 (17,363,486) – –
Equity Index Class P 69,216,199 107,443 9,551,525 4,765,900 5,260,732 69,798,749 473,948
Focused Growth Class P 65,523,801 94,955 14,868,414 2,258,676 8,608,934 61,617,952 882,592
Growth Class P 55,566,004 25,171,220 4,469,159 2,319,550 11,947,083 90,534,698 1,102,124
Large-Cap Core Class P 123,794,351 89,657,850 12,002,406 6,471,733 16,376,278 224,297,806 2,482,514
Large-Cap Growth Class P 127,434,987 29,870,244 22,291,083 12,182,957 16,733,478 163,930,583 5,021,113
Large-Cap Value Class P 89,078,149 34,801,859 7,266,423 3,497,920 (328,315) 119,783,190 2,823,904
Mid-Cap Equity Class P 28,720,375 621,056 11,143,695 5,858,614 (4,608,167) 19,448,183 456,311
Mid-Cap Growth Class P 46,012,143 20,044,550 3,619,121 1,895,347 (1,852,028) 62,480,891 2,103,065
Mid-Cap Value Class P 27,342,080 12,191,971 10,089,899 4,849,593 (3,548,503) 30,745,242 666,291
Small-Cap Equity Class P 17,887,817 8,549,312 5,989,939 (12,259) 112,777 20,547,708 522,272
Small-Cap Growth Class P 26,197,775 1,542,881 4,711,796 849,460 (43,560) 23,834,760 727,132
Small-Cap Index Class P 14,703,735 3,367,102 1,069,235 532,434 (255,081) 17,278,955 513,240
Small-Cap Value Class P 9,487,202 12,036,541 866,652 (57,425) 24,476 20,624,142 620,179
Value Class P 64,039,200 7,032,557 4,409,139 1,129,548 854,469 68,646,635 2,853,768
Value Advantage Class P 87,311,115 25,592,392 8,467,796 4,370,003 1,283,127 110,088,841 3,940,439
Emerging Markets Class P 46,933,473 12,729,967 12,253,242 3,814,197 (2,547,113) 48,677,282 2,518,508
International Growth Class P 102,308,007 41,118,241 20,876,568 (1,379,522) 8,689,522 129,859,680 13,588,796
International Large-Cap Class P 53,547,068 62,046,340 4,730,596 1,718,106 877,503 113,458,421 7,216,264
International Small-Cap Class P 24,871,891 200,132 17,132,532 1,077,925 (891,086) 8,126,330 446,079
International Value Class P 93,644,203 25,113,253 23,371,211 9,518,573 (6,946,897) 97,957,921 4,956,789
Real Estate Class P 25,661,587 15,090 16,585,884 2,778,213 (3,647,877) 8,221,129 234,762
Total $ 1,605,314,055 $ 502,328,008 $ 605,110,939 $ 90,030,476 $ 30,527,362 $ 1,623,088,962
– – – – – –
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
As of June 30, 2024, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
D. INDEPENDENT TRUSTEES
The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of
Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.
Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the
Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).
Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the
Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2024, such expenses increased by
$195,170 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of June 30, 2024, the total amount in the DCP Liability accounts was $2,843,786 for all applicable Funds of the Trust.
E. OFFICERS OF THE TRUST
None of the officers of the Trust received compensation from the Trust.
F. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of
Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
G. INTERFUND TRANSACTIONS
In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.
For the period ended June 30, 2024, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:
Portfolio
Ownership
Percentage
ESG Diversified 29.81%
ESG Diversified Growth 75.18%
Pacific Dynamix - Aggressive Growth 61.49%
Portfolio Purchases Sales
Net Realized
Gain (Loss)
Equity Index $ 8,672 $ – $ –
Small-Cap Equity 156,742 176,860 3,708
Small-Cap Index 286,998 363,409 216,826
PD Large-Cap Growth Index 1,557,342 587,519 (178,215)
PD Large-Cap Value Index 590,452 1,114,244 135,696
PD Small-Cap Growth Index 146,680 477,068 (107,598)
PD Small-Cap Value Index 211,091 238,874 60,897
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
8. COMMITTED LINE OF CREDIT
The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2024, the actual interest rate on borrowing by the Trust was 6.68%. The committed line of credit will expire on October 8, 2024, unless renewed, and is available to all Funds except the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD
Aggregate Bond Index, and PD High Yield Bond Market Portfolios.
The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.
During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable
Fund had a loan outstanding were as follows:
As of June 30, 2024 , no Fund had a loan outstanding in connection with this revolving line of credit agreement.
9. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2024 , are summarized in the following table:
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Core Income 6.68% $ 463,445
Inflation Managed 6.68% 323,439
Intermediate Bond 6.68% 618,566
Managed Bond 6.68% 5,746,404
Growth 6.68% 2,864,295
Large-Cap Core 6.68% 5,298,113
Large-Cap Growth 6.68% 2,227,431
Mid-Cap Equity 6.68% 2,693,096
Small-Cap Equity 6.68% 431,501
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Small-Cap Value 6.68% $ 1,007,064
Emerging Markets 6.68% 1,348,525
International Growth 6.68% 824,949
International Large-Cap 6.68% 385,063
International Small-Cap 6.68% 516,121
Real Estate 6.68% 265,890
PD Large-Cap Growth Index 6.68% 8,621,193
PD Emerging Markets Index 6.68% 6,274,953
PD International Large-Cap Index 6.68% 280,801
U.S. Government Securities
Portfolio Purchases Sales
Core Income $ 214,160,755 $ 299,783,858
Diversified Bond 1,538,162,596 1,534,868,888
Inflation Managed 547,437,942 612,947,342
Intermediate Bond 378,158,722 655,414,260
Managed Bond 10,400,604,314 10,551,503,654
Short Duration Bond 637,464,099 827,477,542
Mid-Cap Equity 18,972,792 13,255,084
PD Aggregate Bond Index 337,840,195 318,442,677
Other Securities
Portfolio Purchases Sales
Core Income $ 225,943,092 $ 511,426,221
Diversified Bond 780,861,524 449,789,006
Floating Rate Income 182,604,359 178,778,902
High Yield Bond 338,670,201 316,847,677
Inflation Managed 2,803,441 20,623,929
Intermediate Bond 53,324,011 251,265,933
Managed Bond 305,498,523 272,422,381
Short Duration Bond 192,982,123 978,909,736
Emerging Markets Debt 374,456,568 309,037,293
Dividend Growth 48,374,417 340,767,660
Equity Index 51,155,307 29,406,610
Focused Growth 164,793,791 371,185,927
Growth 340,001,149 388,323,222
Hedged Equity 103,675,668 60,171,535
Large-Cap Core 1,266,137,965 772,325,111
Large-Cap Growth 532,301,724 528,451,218
Large-Cap Value 265,582,751 140,061,929
Other Securities
Portfolio Purchases Sales
Mid-Cap Equity $ 208,682,638 $ 167,980,430
Mid-Cap Growth 236,369,264 205,994,971
Mid-Cap Value 121,716,713 98,334,586
Small-Cap Equity 111,514,839 92,218,133
Small-Cap Growth 154,323,957 117,411,914
Small-Cap Index 126,336,546 95,627,708
Small-Cap Value 322,220,969 333,764,491
Value 188,933,873 335,369,319
Value Advantage 330,514,949 122,468,090
Emerging Markets 315,365,172 257,609,163
International Growth 382,661,099 362,891,009
International Large-Cap 413,275,061 73,956,007
International Small-Cap 41,764,461 96,665,108
International Value 248,430,771 317,195,616
Health Sciences 37,528,457 46,152,073
Real Estate 80,555,043 61,395,216
Technology 297,009,409 307,403,602

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
10. SECURED BORROWINGS
The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2024 , are summarized in the following table:
11. FEDERAL INCOME TAX INFORMATION
Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.
Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense.
Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2019.
Other Securities
Portfolio Purchases Sales
ESG Diversified $ 6,490,886 $ 5,058,653
ESG Diversified Growth 3,541,390 2,351,204
PSF Avantis Balanced Allocation 173,561,682 192,462,136
Pacific Dynamix - Conservative Growth 61,606,083 94,672,232
Pacific Dynamix - Moderate Growth 239,200,067 375,865,874
Pacific Dynamix - Growth 225,789,178 282,516,633
Pacific Dynamix - Aggressive Growth 3,402,969 82,736
Portfolio Optimization Conservative 193,333,182 292,464,378
Portfolio Optimization Moderate-Conservative 315,047,929 439,565,145
Portfolio Optimization Moderate 1,565,329,105 2,115,775,868
Portfolio Optimization Growth 1,901,405,223 2,391,545,777
Other Securities
Portfolio Purchases Sales
Portfolio Optimization Aggressive-Growth $ 502,328,008 $ 605,110,939
PD 1-3 Year Corporate Bond 39,895,419 271,429,710
PD Aggregate Bond Index 56,305,759 51,046,245
PD High Yield Bond Market 68,356,670 27,882,214
PD Large-Cap Growth Index 240,479,109 288,221,568
PD Large-Cap Value Index 290,667,127 205,203,548
PD Mid-Cap Index 61,239,773 79,900,231
PD Small-Cap Growth Index 24,279,817 29,377,394
PD Small-Cap Value Index 27,728,227 28,764,002
PD Emerging Markets Index 34,529,929 34,246,767
PD International Large-Cap Index 37,989,599 66,841,720
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 Days Total
Inflation Managed
Sale-buyback financing transactions U.S. Treasury Obligations $ – $ 257,129,117 $ – $ – $ 257,129,117
a
Managed Bond
Sale-buyback financing transactions U.S. Treasury Obligations – 129,953,482 10,714,523 – 140,668,005
a
9. PURCHASES AND SALES OF INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
12. SHARES OF BENEFICIAL INTEREST
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2024 and the year ended December 31,
2023 were as follows:
Core Income Portfolio Diversified Bond Portfolio Floating Rate Income Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 2,196,807 1,462,287 3,579,557 9,391,151 1,031,297 1,603,183
Share repurchased (144,560) (743,368) (3,652,052) (6,393,655) (1,162,600) (2,887,022)
Net Increase (decrease) 2,052,247 718,919 (72,495) 2,997,496 (131,303) (1,283,839)
Shares outstanding, beginning of year or
period 4,579,307 3,860,388 65,091,050 62,093,554 16,498,251 17,782,090
Shares outstanding, end of year or period 6,631,554 4,579,307 65,018,555 65,091,050 16,366,948 16,498,251
Class P
Shares sold 4,831,801 40,689,545 52,719,736 5,782,502 137,076 121,290
Share repurchased (40,800,287) (6,774,894) (39,385,740) (36,277,788) (406,433) (34,427,998)
Net Increase (decrease) (35,968,486) 33,914,651 13,333,996 (30,495,286) (269,357) (34,306,708)
Shares outstanding, beginning of year or
period 69,664,339 35,749,688 105,121,853 135,617,139 1,336,434 35,643,142
Shares outstanding, end of year or period 33,695,853 69,664,339 118,455,849 105,121,853 1,067,077 1,336,434
High Yield Bond Portfolio Inflation Managed Portfolio Intermediate Bond Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 1,588,982 6,556,788 865,187 1,543,691 1,093,219 1,664,950
Share repurchased (2,524,137) (6,518,645) (2,014,508) (3,043,419) (205,624) (220,259)
Net Increase (decrease) (935,155) 38,143 (1,149,321) (1,499,728) 887,595 1,444,691
Shares outstanding, beginning of year or
period 24,892,135 24,853,992 21,630,591 23,130,319 2,407,484 962,793
Shares outstanding, end of year or period 23,956,980 24,892,135 20,481,270 21,630,591 3,295,079 2,407,484
Class P
Shares sold 16,132,885 8,027,792 824,303 219,349 12,212,663 12,683,679
Share repurchased (14,621,226) (59,372,893) (4,484,541) (18,947,058) (67,174,302) (32,856,515)
Net Increase (decrease) 1,511,659 (51,345,101) (3,660,238) (18,727,709) (54,961,639) (20,172,836)
Shares outstanding, beginning of year or
period 30,414,291 81,759,392 11,134,114 29,861,823 136,775,418 156,948,254
Shares outstanding, end of year or period 31,925,950 30,414,291 7,473,876 11,134,114 81,813,779 136,775,418
Managed Bond Portfolio Short Duration Bond Portfolio Emerging Markets Debt Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 2,868,388 2,389,514 1,668,087 4,195,162 166,168 191,483
Share repurchased (1,947,366) (5,708,768) (3,211,203) (6,898,989) (153,391) (300,979)
Net Increase (decrease) 921,022 (3,319,254) (1,543,116) (2,703,827) 12,777 (109,496)
Shares outstanding, beginning of year or
period 48,898,686 52,217,940 39,093,223 41,797,050 1,864,560 1,974,056
Shares outstanding, end of year or period 49,819,708 48,898,686 37,550,107 39,093,223 1,877,337 1,864,560
Class P
Shares sold 15,693,387 11,259,520 2,091,749 108,220,701 14,178,453 7,900,345
Share repurchased (29,214,190) (35,533,874) (93,315,992) (49,732,028) (7,944,466) (10,862,748)
Net Increase (decrease) (13,520,803) (24,274,354) (91,224,243) 58,488,673 6,233,987 (2,962,403)
Shares outstanding, beginning of year or
period 103,017,561 127,291,915 126,212,415 67,723,742 15,710,661 18,673,064
Shares outstanding, end of year or period 89,496,758 103,017,561 34,988,172 126,212,415 21,944,648 15,710,661

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Dividend Growth Portfolio Equity Index Portfolio Focused Growth Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 393,811 724,539 908,890 1,538,332 285,861 483,304
Share repurchased (567,297) (1,322,752) (1,148,909) (2,505,941) (254,506) (577,736)
Net Increase (decrease) (173,486) (598,213) (240,019) (967,609) 31,355 (94,432)
Shares outstanding, beginning of year or
period 16,465,927 17,064,140 30,615,481 31,583,090 5,137,591 5,232,023
Shares outstanding, end of year or period 16,292,441 16,465,927 30,375,462 30,615,481 5,168,946 5,137,591
Class P
Shares sold 16,252 2,711,242 522,298 1,702,421 3,124 502,337
Share repurchased (6,858,282) (16,342,318) (606,489) (1,158,889) (3,257,622) (5,378,698)
Net Increase (decrease) (6,842,030) (13,631,076) (84,191) 543,532 (3,254,498) (4,876,361)
Shares outstanding, beginning of year or
period 6,945,058 20,576,134 6,341,649 5,798,117 11,326,139 16,202,500
Shares outstanding, end of year or period 103,028 6,945,058 6,257,458 6,341,649 8,071,641 11,326,139
Growth Portfolio Hedged Equity Portfolio Large-Cap Core Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 382,481 614,245 5,613,975 10,957,637 131,963 179,484
Share repurchased (745,291) (1,402,152) (972,246) (3,329,088) (413,652) (886,168)
Net Increase (decrease) (362,810) (787,907) 4,641,729 7,628,549 (281,689) (706,684)
Shares outstanding, beginning of year or
period 13,425,847 14,213,754 23,740,764 16,112,215 8,875,567 9,582,251
Shares outstanding, end of year or period 13,063,037 13,425,847 28,382,493 23,740,764 8,593,878 8,875,567
Class P
Shares sold 1,624,496 1,571,971 250,914 383,563 7,372,585 10,620,531
Share repurchased (2,036,330) (3,551,716) (109,961) (130,131) (1,592,095) (2,692,518)
Net Increase (decrease) (411,834) (1,979,745) 140,953 253,432 5,780,490 7,928,013
Shares outstanding, beginning of year or
period 9,455,944 11,435,689 628,673 375,241 16,052,297 8,124,284
Shares outstanding, end of year or period 9,044,110 9,455,944 769,626 628,673 21,832,787 16,052,297
Large-Cap Growth Portfolio Large-Cap Value Portfolio Mid-Cap Equity Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 392,932 1,439,496 261,050 649,176 359,653 431,079
Share repurchased (1,685,623) (2,444,815) (739,557) (1,713,325) (848,403) (1,305,012)
Net Increase (decrease) (1,292,691) (1,005,319) (478,507) (1,064,149) (488,750) (873,933)
Shares outstanding, beginning of year or
period 16,762,950 17,768,269 12,171,434 13,235,583 12,037,338 12,911,271
Shares outstanding, end of year or period 15,470,259 16,762,950 11,692,927 12,171,434 11,548,588 12,037,338
Class P
Shares sold 5,666,839 21,292,662 5,562,272 5,310,989 136,364 445,014
Share repurchased (4,248,322) (8,963,586) (2,446,878) (4,557,216) (1,284,001) (1,867,038)
Net Increase (decrease) 1,418,517 12,329,076 3,115,394 753,773 (1,147,637) (1,422,024)
Shares outstanding, beginning of year or
period 40,540,713 28,211,637 20,503,470 19,749,697 5,294,410 6,716,434
Shares outstanding, end of year or period 41,959,230 40,540,713 23,618,864 20,503,470 4,146,773 5,294,410
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Mid-Cap Growth Portfolio Mid-Cap Value Portfolio Small-Cap Equity Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 405,801 954,915 283,873 723,201 196,313 540,639
Share repurchased (850,598) (1,324,225) (271,003) (754,936) (266,833) (439,719)
Net Increase (decrease) (444,797) (369,310) 12,870 (31,735) (70,520) 100,920
Shares outstanding, beginning of year or
period 15,134,158 15,503,468 5,117,807 5,149,542 3,538,387 3,437,467
Shares outstanding, end of year or period 14,689,361 15,134,158 5,130,677 5,117,807 3,467,867 3,538,387
Class P
Shares sold 4,724,805 8,481,818 1,937,986 400,500 1,575,504 190,366
Share repurchased (2,458,450) (9,140,692) (1,422,269) (9,667,650) (1,036,911) (2,809,953)
Net Increase (decrease) 2,266,355 (658,874) 515,717 (9,267,150) 538,593 (2,619,587)
Shares outstanding, beginning of year or
period 18,148,798 18,807,672 4,444,511 13,711,661 3,396,040 6,015,627
Shares outstanding, end of year or period 20,415,153 18,148,798 4,960,228 4,444,511 3,934,633 3,396,040
Small-Cap Growth Portfolio Small-Cap Index Portfolio Small-Cap Value Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 210,255 244,827 759,056 1,115,118 200,868 498,099
Share repurchased (268,691) (581,408) (853,798) (1,748,796) (541,563) (1,006,460)
Net Increase (decrease) (58,436) (336,581) (94,742) (633,678) (340,695) (508,361)
Shares outstanding, beginning of year or
period 5,881,426 6,218,007 17,397,962 18,031,640 7,253,235 7,761,596
Shares outstanding, end of year or period 5,822,990 5,881,426 17,303,220 17,397,962 6,912,540 7,253,235
Class P
Shares sold 2,390,606 960,602 1,217,068 610,343 2,414,567 286,702
Share repurchased (1,060,761) (947,334) (333,958) (1,548,121) (2,471,158) (4,028,229)
Net Increase (decrease) 1,329,845 13,268 883,110 (937,778) (56,591) (3,741,527)
Shares outstanding, beginning of year or
period 4,175,917 4,162,649 4,055,738 4,993,516 2,686,171 6,427,698
Shares outstanding, end of year or period 5,505,762 4,175,917 4,938,848 4,055,738 2,629,580 2,686,171
Value Portfolio Value Advantage Portfolio Emerging Markets Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 72,250 329,726 192,501 362,998 486,452 1,776,577
Share repurchased (634,599) (1,706,503) (366,513) (1,208,111) (1,739,467) (2,417,861)
Net Increase (decrease) (562,349) (1,376,777) (174,012) (845,113) (1,253,015) (641,284)
Shares outstanding, beginning of year or
period 11,426,115 12,802,892 3,847,055 4,692,168 18,627,723 19,269,007
Shares outstanding, end of year or period 10,863,766 11,426,115 3,673,043 3,847,055 17,374,708 18,627,723
Class P
Shares sold 1,031,856 6,924,501 9,406,061 4,343,186 10,889,346 5,650,156
Share repurchased (6,886,322) (5,476,260) (2,279,845) (5,007,491) (6,065,388) (12,337,960)
Net Increase (decrease) (5,854,466) 1,448,241 7,126,216 (664,305) 4,823,958 (6,687,804)
Shares outstanding, beginning of year or
period 31,630,928 30,182,687 26,425,065 27,089,370 15,109,946 21,797,750
Shares outstanding, end of year or period 25,776,462 31,630,928 33,551,281 26,425,065 19,933,904 15,109,946
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
International Growth Portfolio International Large-Cap Portfolio International Small-Cap Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 160,495 371,084 1,464,492 2,690,550 167,798 251,679
Share repurchased (16,574) (158,383) (1,901,015) (5,043,708) (333,783) (618,639)
Net Increase (decrease) 143,921 212,701 (436,523) (2,353,158) (165,985) (366,960)
Shares outstanding, beginning of year or
period 433,812 221,111 43,270,396 45,623,554 6,444,094 6,811,054
Shares outstanding, end of year or period 577,733 433,812 42,833,873 43,270,396 6,278,109 6,444,094
Class P
Shares sold 21,765,552 46,356,583 24,481,685 1,339,400 1,975,287 272,721
Share repurchased (19,655,879) (15,008,987) (2,518,984) (16,470,270) (5,034,538) (8,986,264)
Net Increase (decrease) 2,109,673 31,347,596 21,962,701 (15,130,870) (3,059,251) (8,713,543)
Shares outstanding, beginning of year or
period 96,518,081 65,170,485 26,060,257 41,191,127 7,271,911 15,985,454
Shares outstanding, end of year or period 98,627,754 96,518,081 48,022,958 26,060,257 4,212,660 7,271,911
International Value Portfolio Health Sciences Portfolio Real Estate Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 398,169 973,349 82,608 198,556 133,618 360,857
Share repurchased (825,831) (2,373,992) (414,521) (837,703) (462,504) (691,504)
Net Increase (decrease) (427,662) (1,400,643) (331,913) (639,147) (328,886) (330,647)
Shares outstanding, beginning of year or
period 19,052,563 20,453,206 6,325,047 6,964,194 6,570,609 6,901,256
Shares outstanding, end of year or period 18,624,901 19,052,563 5,993,134 6,325,047 6,241,723 6,570,609
Class P
Shares sold 6,208,622 8,853,573 4,006 10,171 1,470,697 421,007
Share repurchased (10,650,988) (16,755,720) (2,550) (8,813) (779,519) (3,889,726)
Net Increase (decrease) (4,442,366) (7,902,147) 1,456 1,358 691,178 (3,468,719)
Shares outstanding, beginning of year or
period 34,527,923 42,430,070 28,770 27,412 4,023,658 7,492,377
Shares outstanding, end of year or period 30,085,557 34,527,923 30,226 28,770 4,714,836 4,023,658
Technology Portfolio ESG Diversified Portfolio ESG Diversified Growth Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 1,218,077 3,025,925 212,025 1,222,128 56,024 89,360
Share repurchased (1,147,301) (3,114,858) (123,540) (170,412) (13,904) (38,604)
Net Increase (decrease) 70,776 (88,933) 88,485 1,051,716 42,120 50,756
Shares outstanding, beginning of year or
period 18,581,123 18,670,056 3,209,416 2,157,700 1,404,448 1,353,692
Shares outstanding, end of year or period 18,651,899 18,581,123 3,297,901 3,209,416 1,446,568 1,404,448
Class P
Shares sold 23,168 36,913 43,329 15,114 127,860 111,753
Share repurchased (4,250) (9,070) (11,264) (54,679) (56,849) (30,244)
Net Increase (decrease) 18,918 27,843 32,065 (39,565) 71,011 81,509
Shares outstanding, beginning of year or
period 110,562 82,719 24,208 63,773 144,817 63,308
Shares outstanding, end of year or period 129,480 110,562 56,273 24,208 215,828 144,817
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
PSF Avantis Balanced Allocation
Portfolio
Pacific Dynamix - Conservative Growth
Portfolio
Pacific Dynamix - Moderate Growth
Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class D
Shares sold 225,411 276,583 – – – –
Share repurchased (1,544,573) (2,583,257) – – – –
Net Increase (decrease) (1,319,162) (2,306,674) – – – –
Shares outstanding, beginning of year or
period 20,146,928 22,453,602 – – – –
Shares outstanding, end of year or period 18,827,766 20,146,928 – – – –
Class I
Shares sold – – 344,345 363,288 154,187 1,148,014
Share repurchased – – (2,088,403) (4,412,822) (5,209,414) (9,783,280)
Net Increase (decrease) – – (1,744,058) (4,049,534) (5,055,227) (8,635,266)
Shares outstanding, beginning of year or
period – – 24,778,706 28,828,240 91,422,199 100,057,465
Shares outstanding, end of year or period – – 23,034,648 24,778,706 86,366,972 91,422,199
Class P
Shares sold 1,115 30,244 232,353 243,826 533,569 822,666
Share repurchased (16,941) (33,913) (77,652) (107,051) (208,306) (352,225)
Net Increase (decrease) (15,826) (3,669) 154,701 136,775 325,263 470,441
Shares outstanding, beginning of year or
period 182,098 185,767 485,526 348,751 1,996,218 1,525,777
Shares outstanding, end of year or period 166,272 182,098 640,227 485,526 2,321,481 1,996,218
Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Aggressive Growth
Portfolio (1)
Portfolio Optimization Conservative
Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 728,927 2,024,451 224,463 – 502,732 1,681,661
Share repurchased (2,719,321) (4,428,163) (26) – (7,168,669) (15,450,690)
Net Increase (decrease) (1,990,394) (2,403,712) 224,437 – (6,665,937) (13,769,029)
Shares outstanding, beginning of year or
period 59,368,177 61,771,889 – – 74,419,368 88,188,397
Shares outstanding, end of year or period 57,377,783 59,368,177 224,437 – 67,753,431 74,419,368
Class P
Shares sold 461,600 743,919 100,796 – 48 260
Share repurchased (77,464) (179,598) – – (103) (3,289)
Net Increase (decrease) 384,136 564,321 100,796 – (55) (3,029)
Shares outstanding, beginning of year or
period 1,521,676 957,355 – – 12,601 15,630
Shares outstanding, end of year or period 1,905,812 1,521,676 100,796 – 12,546 12,601
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Portfolio Optimization Moderate-
Conservative Portfolio Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 113,791 594,125 117,925 560,019 196,888 312,797
Share repurchased (7,221,925) (16,244,944) (27,157,718) (54,429,510) (21,744,098) (40,213,012)
Net Increase (decrease) (7,108,134) (15,650,819) (27,039,793) (53,869,491) (21,547,210) (39,900,215)
Shares outstanding, beginning of year or
period 93,384,802 109,035,621 363,717,615 417,587,106 305,043,373 344,943,588
Shares outstanding, end of year or period 86,276,668 93,384,802 336,677,822 363,717,615 283,496,163 305,043,373
Class P
Shares sold 1,932 17,250 2,471 17,679 6,110 53,834
Share repurchased (685) (7,823) (3,986) (6,652) (5,962) (14,161)
Net Increase (decrease) 1,247 9,427 (1,515) 11,027 148 39,673
Shares outstanding, beginning of year or
period 27,598 18,171 105,280 94,253 217,096 177,423
Shares outstanding, end of year or period 28,845 27,598 103,765 105,280 217,244 217,096
Portfolio Optimization Aggressive-Growth
Portfolio PD 1-3 Year Corporate Bond Portfolio PD Aggregate Bond Index Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class I
Shares sold 235,511 320,230 – – – –
Share repurchased (4,444,653) (8,216,975) – – – –
Net Increase (decrease) (4,209,142) (7,896,745) – – – –
Shares outstanding, beginning of year or
period 70,059,754 77,956,499 – – – –
Shares outstanding, end of year or period 65,850,612 70,059,754 – – – –
Class P
Shares sold 12,076 39,085 226,888 26,477,496 11,556,649 15,760,451
Share repurchased (4,293) (12,063) (20,647,474) (16,253,108) (10,917,698) (7,290,568)
Net Increase (decrease) 7,783 27,022 (20,420,586) 10,224,388 638,951 8,469,883
Shares outstanding, beginning of year or
period 149,113 122,091 25,590,079 15,365,691 93,318,813 84,848,930
Shares outstanding, end of year or period 156,896 149,113 5,169,493 25,590,079 93,957,764 93,318,813
PD High Yield Bond Market Portfolio PD Large-Cap Growth Index Portfolio PD Large-Cap Value Index Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class P
Shares sold 2,427,539 1,790,931 915,246 1,370,634 3,026,935 3,893,595
Share repurchased (547,490) (13,708,096) (1,415,511) (3,579,720) (1,406,286) (3,302,853)
Net Increase (decrease) 1,880,049 (11,917,165) (500,265) (2,209,086) 1,620,649 590,742
Shares outstanding, beginning of year or
period 9,464,288 21,381,453 12,215,901 14,424,987 22,535,595 21,944,853
Shares outstanding, end of year or period 11,344,337 9,464,288 11,715,636 12,215,901 24,156,244 22,535,595
PD Mid-Cap Index Portfolio PD Small-Cap Growth Index Portfolio PD Small-Cap Value Index Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class P
Shares sold 1,360,934 2,514,150 67,915 668,441 128,915 205,837
Share repurchased (2,999,539) (12,234,838) (189,043) (870,953) (170,804) (2,121,579)
Net Increase (decrease) (1,638,605) (9,720,688) (121,128) (202,512) (41,889) (1,915,742)
Shares outstanding, beginning of year or
period 26,322,989 36,043,677 1,754,862 1,957,374 2,498,036 4,413,778
Shares outstanding, end of year or period 24,684,384 26,322,989 1,633,734 1,754,862 2,456,147 2,498,036
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
PD Emerging Markets Index Portfolio
PD International Large-Cap Index
Portfolio
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Period Ended
June 30,
2024
Year Ended
December 31,
2023
Class P
Shares sold 1,701,723 2,603,352 1,918,490 7,496,506
Share repurchased (1,716,554) (3,390,012) (3,068,754) (9,892,428)
Net Increase (decrease) (14,831) (786,660) (1,150,264) (2,395,922)
Shares outstanding, beginning of year or
period 5,587,084 6,373,744 27,160,172 29,556,094
Shares outstanding, end of year or period 5,572,253 5,587,084 26,009,908 27,160,172
(1) Operations commenced on April 30, 2024.
12. SHARES OF BENEFICIAL INTEREST (Continued)

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements “Trustees’ fees” under Item 7.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I.               Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 13, 2023.1

The description below does not relate to the annual renewal of the Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular

[1]	At the December 13th meeting, the Board did not consider the renewal of the Sub-Advisory Agreements relating to the Large-Cap Growth Portfolio, Mid-Cap Equity Portfolio, Diversified Bond Portfolio, Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio as these agreements were not up for renewal at that time.

information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II.             Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement for the Small-Cap Value Portfolio, effective on or about May 1, 2024, a change in sub-adviser and a new sub-advisory agreement for the Technology Portfolio, effective on or about May 1, 2024, the Advisory Agreement with respect to the Pacific Dynamix - Aggressive Growth Portfolio, a new Fund, effective on or about April 30, 2024, and a change in sub-adviser and a new sub-advisory agreement with respect to the Mid-Cap Equity Portfolio, effective on or about November 1, 2024. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

Small-Cap Value Portfolio

At a meeting held on March 27, 2024, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed American Century Investment Management, Inc. (“American Century”) to serve as the sub-adviser for the Small-Cap Value Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and American Century with respect to the Fund (the “American Century Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the American Century Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2024.

American Century’s appointment as the sub-adviser and the Board’s approval of the American Century Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by American Century.

In considering the appointment of American Century as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that American Century be appointed as the new sub-adviser for the Fund and in evaluating the proposed American Century Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of American Century and PLFA’s analysis in reaching its conclusion to recommend American Century as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the American Century Sub-Advisory Agreement for the Small-Cap Value Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining American Century as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by American Century. In this regard, the Trustees considered various materials relating to American Century, including copies of the proposed American Century Sub-Advisory Agreement; copies of American Century’s Form ADV; financial information; a written presentation from American Century; a comprehensive report including an assessment by PLFA; responses from American Century to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on March 27, 2024 from management and investment personnel from American Century.

The Trustees considered that under the American Century Sub-Advisory Agreement, American Century would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of American Century, including the background and experience of American Century’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved American Century’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of American Century’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to American Century and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by American Century.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by American Century under the American Century Sub-Advisory Agreement.

B.	Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a small-cap value strategy and PLFA’s identification of American Century to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees considered the investment process and techniques to be used by American Century for the Fund and American Century’s experience managing small-cap value strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the American Century Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same American Century portfolio management team that would manage the Fund using similar investment strategies (the “American Century Comparable Performance”), which included a comparison of the American Century Comparable Performance against a pertinent benchmark and an applicable peer group for the one- and three-year periods as of December 31, 2023. Additionally, the Trustees considered the risk-adjusted returns of the American Century Comparable Performance during certain periods.

The Board determined that American Century’s performance record with respect to a similarly managed mutual fund was acceptable.

C.	Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of American Century with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels, resulting in an increase in the retention by PLFA of its advisory fee. The Trustees considered that PLFA was proposing to share these sub-advisory fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and American Century, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the American Century Sub-Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to American Century of sub-advising the Fund and the projected profitability of the American Century Sub-Advisory Agreement to American Century, to the extent practicable based on the information provided by American Century. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and American Century with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the American Century Sub-Advisory Agreement to American Century is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for American Century at this time was of limited utility. The Trustees also considered the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of American Century and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the American Century Sub-Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA and American Century concerning other benefits that may be received by American Century and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with American Century. The Trustees considered potential benefits to be derived by American Century from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.	Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the American Century Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the American Century Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Technology Portfolio

At a meeting held on March 27, 2024, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed FIAM LLC (“FIAM”) to serve as the sub-adviser for the Technology Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and FIAM with respect to the Fund (the “FIAM Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the FIAM Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2024.

FIAM’s appointment as the sub-adviser and the Board’s approval of the FIAM Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by FIAM.

In considering the appointment of FIAM as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that FIAM be appointed as the new sub-adviser for the Fund and in evaluating the proposed FIAM Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of FIAM and PLFA’s analysis in reaching its conclusion to recommend FIAM as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the FIAM Sub-Advisory Agreement for the Technology Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining FIAM as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by FIAM. In this regard, the Trustees considered various materials relating to FIAM, including copies of the proposed FIAM Sub-Advisory Agreement; copies of FIAM’s Form ADV; financial information; a written presentation from FIAM; a comprehensive report including an assessment by PLFA; responses from FIAM to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on March 27, 2024 from management and investment personnel from FIAM.

The Trustees considered that under the FIAM Sub-Advisory Agreement, FIAM would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of FIAM, including the background and experience of FIAM’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved FIAM’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of FIAM’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to FIAM and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by FIAM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by FIAM under the FIAM Sub-Advisory Agreement.

B.	Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a technology strategy and PLFA’s identification of FIAM to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees considered the investment process and techniques to be used by FIAM for the Fund and FIAM’s experience managing technology strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the FIAM Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same FIAM portfolio management team that would manage the Fund using similar investment strategies (the “FIAM Comparable Performance”), which included a comparison of the FIAM Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year or since inception periods as of December 31, 2023. Additionally, the Trustees considered the risk-adjusted returns of the FIAM Comparable Performance during certain periods.

The Board determined that FIAM’s performance record with respect to a similarly managed mutual fund was acceptable.

C.	Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fee charged under another investment advisory contract of FIAM with regard to another fund with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels, resulting in an increase in the retention by PLFA of its advisory fee. The Trustees considered that PLFA was proposing to share these sub-advisory fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and FIAM, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the FIAM Sub-Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to FIAM of sub-advising the Fund and the projected profitability of the FIAM Sub-Advisory Agreement to FIAM, to the extent practicable based on the information provided by FIAM. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and FIAM with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the FIAM Sub-Advisory Agreement to FIAM is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for FIAM at this time was of limited utility. The Trustees also considered the impact of the sub-advisory change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of FIAM and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the FIAM Sub-Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA and FIAM concerning other benefits that may be received by FIAM and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with FIAM and the anticipated use of soft-dollars by FIAM. The Trustees considered potential benefits to be derived by FIAM from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.	Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the FIAM Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the FIAM Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Pacific Dynamix - Aggressive Growth Portfolio

At a meeting on March 27, 2024, the Board, including all the Independent Trustees, approved the establishment and designation of a newly-organized Fund of the Trust, Pacific Dynamix - Aggressive Growth Portfolio, effective on or about April 30, 2024. In connection with this approval, the Board also approved, effective on or about April 30, 2024, the Advisory Agreement with PLFA with respect to the new Fund (the “Pacific Dynamix - Aggressive Growth Advisory Agreement”).

In evaluating the Pacific Dynamix - Aggressive Growth Advisory Agreement for the Pacific Dynamix - Aggressive Growth Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its experience managing asset allocation funds-of-funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees took into account the scope of services to be provided by PLFA under the Pacific Dynamix - Aggressive Growth Advisory Agreement. The Trustees considered that although PLFA would be separately compensated at approximate cost for time spent on Fund matters by certain legal, compliance and accounting professionals of PLFA and its affiliates for services outside of the scope of the Pacific Dynamix - Aggressive Growth Advisory Agreement, these services would be provided as a result of PLFA’s advisory relationship with the Fund. The Trustees further considered PLFA’s continuing need and ability to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide appropriate investment management, compliance, risk management and monitoring services for the Fund. The Trustees also considered the additional resources that PLFA has continued to invest in to enhance its management and oversight of the funds for which it serves as investment adviser, including additional tools designed to ensure compliance with new laws and regulations.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages the Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, PSF Avantis Balanced Allocation Portfolio, ESG Diversified Growth Portfolio and ESG Diversified Portfolio, each a series of the Trust, all of which are asset allocation fund-of-funds, and provides asset allocation services to other accounts.

The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA related to other funds for which it serves as investment adviser. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of PLFA, including the background and experience of PLFA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with security valuation, risk management analysis, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust. The Trustees noted that PLFA would monitor numerous investment, performance and compliance metrics for the Fund over daily, weekly, monthly, quarterly and annual periods.

In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of PLFA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided by PLFA to the Fund under the Pacific Dynamix - Aggressive Growth Advisory Agreement.

B.	Performance

The Trustees considered PLFA’s experience directly managing funds and its qualifications to manage the Fund’s day-to-day investment activities. Because this consideration related to a newly organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by PLFA for the Fund and PLFA’s experience managing asset allocation funds of funds and other accounts, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Pacific Dynamix - Aggressive Growth Advisory Agreement, including the factors described below.

The Trustees considered that the Fund would invest in other Funds of the Trust managed by unaffiliated third parties (the “Underlying Funds”). The Trustees considered information about the hypothetical performance of the Fund based on historical returns of the initially proposed mix of Underlying Funds (the “Hypothetical Performance”). The Trustees considered the Hypothetical Performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year periods as of December 31, 2023, and for the previous five calendar years. Additionally, the Trustees considered the risk-adjusted returns of the Hypothetical Performance during certain periods.

The Trustees considered additional information about the historical performance of each of the initially proposed Underlying Funds against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2023.

The Board determined that the performance records of PLFA and the Underlying Funds were acceptable.

C.	Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the estimated net expense ratio of the Fund compared with the average net expense ratios of other funds in an applicable peer group. The Trustees considered that the Fund’s net expense ratio was below the industry averages for similar investment products based on the data presented to the Board. The Board concluded that the compensation payable to PLFA under the Pacific Dynamix - Aggressive Growth Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring and operating the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA. Additionally, the Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Pacific Dynamix - Aggressive Growth Advisory Agreement.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the net expense ratio for the Fund is competitive with peers.

The Board concluded that the Fund’s fee structure reflected in the Pacific Dynamix - Aggressive Growth Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by PLFA and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with PLFA and the anticipated use of soft-dollars by PLFA. In this regard, the Trustees noted that PLFA represented that it does not anticipate using an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by PLFA from its relationship with the Fund and that such benefits are consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life.

F.	Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Pacific Dynamix - Aggressive Growth Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Pacific Dynamix - Aggressive Growth Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Mid-Cap Equity Portfolio

At a meeting held on June 26 2024, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed Fidelity Diversifying Solution LLC (“FDS”) to serve as the sub-adviser for the Mid-Cap Equity Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and FDS with respect to the Fund (the “FDS Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the FDS Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes will go into effect on or about November 1, 2024.

FDS’s appointment as the sub-adviser and the Board’s approval of the FDS Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by FDS.

In considering the appointment of FDS as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that FDS be appointed as the new sub-adviser for the Fund and in evaluating the proposed FDS Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of FDS and PLFA’s analysis in reaching its conclusion to recommend FDS as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the FDS Sub-Advisory Agreement for the Mid-Cap Equity Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining FDS as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by FDS. In this regard, the Trustees considered various materials relating to FDS, including copies of the proposed FDS Sub-Advisory Agreement; copies of FDS’s Form ADV; financial information; a written presentation from FDS; a comprehensive report including an assessment by PLFA; responses from FDS to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on June 26, 2024 from management and investment personnel from FDS.

The Trustees considered that under the FDS Sub-Advisory Agreement, FDS would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of FDS, including the background and experience of FDS’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved the written compliance policies and procedures and code of ethics for FIAM LLC (“FIAM”), an affiliate of FDS, and that the Trust’s Chief Compliance Officer previously provided an assessment of FIAM’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics, which is the same Code of Ethics adopted by FDS. The Trustees considered that both FDS and FIAM operate within the Fidelity Asset Management Solutions business unit, which has implemented a shared services model to provide compliance program management for both FDS and FIAM. The Trustees also took note of the due diligence PLFA conducted with respect to FDS and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by FDS.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by FDS under the FDS Sub-Advisory Agreement.

B.	Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a short duration fixed income strategy and PLFA’s identification of FDS to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees considered the investment process and techniques to be used by FDS for the Fund and FDS’s experience managing short duration fixed income strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the FDS Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same FDS portfolio management team that would manage the fixed income portion of the Fund (the “FDS Comparable Performance”), which included a comparison of the FDS Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year periods as of March 31, 2024. Additionally, the Trustees considered the risk-adjusted returns of the FDS Comparable Performance during certain periods.

The Board determined that FDS’s performance record with respect to a similarly managed mutual fund was acceptable.

C.	Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of FDS with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule and the sub-advisory fee would be reduced from their current levels. The Trustees considered that PLFA was further proposing an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and FDS, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the FDS Sub-Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to FDS of sub-advising the Fund and the projected profitability of the FDS Sub-Advisory Agreement to FDS, to the extent practicable based on the information provided by FDS. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and FDS with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the FDS Sub-

Advisory Agreement to FDS is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for FDS at this time was of limited utility. The Trustees also considered the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of FDS and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the FDS Sub-Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA and FDS concerning other benefits that may be received by FDS and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with FDS. The Trustees considered potential benefits to be derived by FDS from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.	Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the FDS Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the FDS Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Principal Executive and Principal Financial Officers of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Companies.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Principal Executive and Principal Financial Officers of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	September 4, 2024

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2024